UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number            811-08090

                                 Lincoln Variable Insurance Products Trust

          (Exact name of registrant as specified in charter)

1301 South Harrison Street

                                 Fort Wayne, Indiana 46802

(Address of principal executive offices) (Zip code)

Ronald A. Holinsky, Esq.

Lincoln Financial Group

150 North Radnor Chester Road

                                      Radnor, Pennsylvania 19087

(Name and address of agent for service)

Copies of all communications to:

Robert A. Robertson, Esq.

Dechert LLP

US Bank Tower

633 West 5th Street

Suite 4900

Los Angeles, CA 90071-2013

Registrant’s telephone number, including area code:  (260) 455-2000

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

Lincoln Variable Insurance Products Trust:

Lincoln iShares® Allocation Funds:

Lincoln iShares® Fixed Income Allocation Fund

Lincoln iShares® U.S. Moderate Allocation Fund

Lincoln iShares® Global Growth Allocation Fund

Lincoln Nasdaq-100 Buffer Funds

Lincoln Nasdaq-100 Buffer Fund Jun

Lincoln S&P 500 Buffer Funds

Lincoln S&P 500 Buffer Fund May

Lincoln S&P 500 Ultra Buffer Fund May

LVIP Aggressive Growth Allocation Managed Risk Funds

LVIP Global Aggressive Growth Allocation Managed Risk Fund

LVIP U.S. Aggressive Growth Allocation Managed Risk Fund

LVIP American Allocation Funds:

LVIP American Balanced Allocation Fund

LVIP American Income Allocation Fund

LVIP American Growth Allocation Fund

LVIP American Century Select Mid Cap Managed Volatility Fund

LVIP American Funds:

LVIP American Global Growth Fund

LVIP American Global Small Capitalization Fund

LVIP American Growth Fund

LVIP American Growth-Income Fund

LVIP American International Fund

LVIP American Global Allocation Managed Risk Funds:

LVIP American Global Balanced Allocation Managed Risk Fund

LVIP American Global Growth Allocation Managed Risk Fund

LVIP American Preservation Fund

LVIP Baron Growth Opportunities Fund

LVIP BlackRock Advantage Allocation Fund

LVIP BlackRock Dividend Value Managed Volatility Fund

LVIP BlackRock Global Allocation Fund

LVIP BlackRock Global Allocation Managed Risk Fund

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund

LVIP BlackRock Global Real Estate Fund

LVIP BlackRock Inflation Protected Bond Fund

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund

LVIP Blended Large Cap Growth Managed Volatility Fund

LVIP Blended Mid Cap Managed Volatility Fund

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund (formerly LVIP ClearBridge QS Select Large Cap Managed Volatility Fund)

LVIP Delaware Bond Fund

LVIP Delaware Diversified Floating Rate Fund

LVIP Delaware Diversified Income Fund

LVIP Delaware High Yield Fund

LVIP Delaware Limited-Term Diversified Income Fund

LVIP Delaware Mid Cap Value Fund

LVIP Delaware REIT Fund

LVIP Delaware SMID Cap Core Fund

LVIP Delaware Social Awareness Fund

LVIP Delaware U.S. Growth Fund

LVIP Delaware Value Fund

LVIP Delaware Wealth Builder Fund

LVIP Dimensional International Equity Managed Volatility Fund

LVIP Dimensional U.S. Equity Managed Volatility Fund

LVIP Dimensional International Core Equity Fund

LVIP Dimensional U.S. Core Equity 1 Fund

LVIP Dimensional U.S. Core Equity 2 Fund

LVIP Franklin Templeton Global Equity Managed Volatility Fund

LVIP Franklin Templeton Multi-Asset Opportunities Fund

LVIP Global Allocation Managed Risk Funds:

LVIP Global Conservative Allocation Managed Risk Fund

LVIP Global Growth Allocation Managed Risk Fund

LVIP Global Moderate Allocation Managed Risk Fund

LVIP Global Income Fund

LVIP Government Money Market Fund

LVIP Invesco Select Equity Income Managed Volatility Fund

LVIP JPMorgan High Yield Fund

LVIP JPMorgan Retirement Income Fund

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund

LVIP Loomis Sayles Global Growth Fund

LVIP MFS International Equity Managed Volatility Fund

LVIP MFS International Growth Fund

LVIP MFS Value Fund

LVIP Mondrian International Value Fund

LVIP Multi-Manager Global Equity Managed Volatility Fund

LVIP PIMCO Low Duration Bond Fund

LVIP Fidelity Institutional AMSM Select Core Equity Managed Volatility Fund

LVIP SSGA Allocation Funds:

LVIP SSGA Conservative Index Allocation Fund

LVIP SSGA Conservative Structured Allocation Fund

LVIP SSGA Moderately Aggressive Index Allocation Fund

LVIP SSGA Moderately Aggressive Structured Allocation Fund

LVIP SSGA Moderate Index Allocation Fund

LVIP SSGA Moderate Structured Allocation Fund

LVIP SSGA Bond Index Fund

LVIP SSGA Emerging Markets Equity Index Fund

LVIP SSGA Funds:

LVIP SSGA Developed International 150 Fund

LVIP SSGA Emerging Markets 100 Fund

LVIP SSGA Large Cap 100 Fund

LVIP SSGA Small/Mid-Cap 200 Fund

LVIP SSGA Global Tactical Allocation Managed Volatility Fund

LVIP SSGA International Index Fund

LVIP SSGA International Managed Volatility Fund

LVIP SSGA Large Cap Managed Volatility Fund

LVIP SSGA Mid-Cap Index Fund

LVIP SSGA Nasdaq-100 Index Fund

LVIP SSGA S&P 500 Index Fund

LVIP SSGA Short-Term Bond Index Fund

LVIP SSGA Small-Cap Index Fund

LVIP SSGA SMID Cap Managed Volatility Fund

LVIP T. Rowe Price Target Maturity Funds:

LVIP T. Rowe Price 2010 Fund

LVIP T. Rowe Price 2020 Fund

LVIP T. Rowe Price 2030 Fund

LVIP T. Rowe Price 2040 Fund

LVIP T. Rowe Price 2050 Fund

LVIP T. Rowe Price 2060 Fund

LVIP T. Rowe Price Growth Stock Fund

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

LVIP U.S. Growth Allocation Managed Risk Fund

LVIP Vanguard Allocation Funds:

LVIP Vanguard Bond Allocation Fund (formerly LVIP Dimensional/Vanguard Total Bond Fund)

LVIP Vanguard Domestic Equity ETF Fund

LVIP Vanguard International Equity ETF Fund

LVIP Wellington Capital Growth Fund

LVIP Wellington SMID Cap Value Fund (formerly LVIP Wellington Mid-Cap Value Fund)

LVIP Western Asset Core Bond Fund

Lincoln iShares® Allocation Funds
Lincoln iShares® Fixed Income Allocation Fund
Lincoln iShares® Global Growth Allocation Fund
Lincoln iShares® U.S. Moderate Allocation Fund
each a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2021

Lincoln iShares® Allocation Funds
Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as exhibits to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Funds' proxy voting procedures and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

Lincoln iShares® Allocation Funds
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2021 to June 30, 2021
Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis tables. The Expense Analysis tables do not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. These Expense Analyses are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analyses are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021 to June 30, 2021.
Actual Expenses
The first section of the tables, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the tables, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the tables are meant to highlight your ongoing costs only. The Funds do not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Funds' expenses shown in the tables reflect fee waivers and reimbursements in effect.
Lincoln iShares® Fixed Income Allocation Fund
Expense Analysis of an Investment of $1,000
	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Annualized Expense Ratio	Expenses Paid During Period 1/1/21 to 6/30/21*
Actual
Standard Class Shares	$1,000.00	$984.60	0.15%	$0.74
Hypothetical
Standard Class Shares	$1,000.00	$1,024.10	0.15%	$0.75
Lincoln iShares® Global Growth Allocation Fund
Expense Analysis of an Investment of $1,000
	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Annualized Expense Ratio	Expenses Paid During Period 1/1/21 to 6/30/21*
Actual
Standard Class Shares	$1,000.00	$1,092.80	0.20%	$1.04
Hypothetical
Standard Class Shares	$1,000.00	$1,023.80	0.20%	$1.00
Lincoln iShares® U.S. Moderate Allocation Fund
Expense Analysis of an Investment of $1,000
	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Annualized Expense Ratio	Expenses Paid During Period 1/1/21 to 6/30/21*
Actual
Standard Class Shares	$1,000.00	$1,088.90	0.19%	$0.98
Hypothetical
Standard Class Shares	$1,000.00	$1,023.90	0.19%	$0.95

*	"Expenses Paid During Period" are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Lincoln iShares® Allocation Funds–1

Lincoln iShares® Allocation Funds
Disclosure
OF FUND EXPENSES (unaudited) (continued)
Each Fund operates under a fund of funds structure. Each Fund invests substantially all of its assets in other investment companies, including exchange-traded funds (collectively, the “Underlying Funds”). In addition to the Funds' expenses reflected above, the Funds also indirectly bear their portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in each table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.
Lincoln iShares® Allocation Funds–2

Lincoln iShares® Allocation Funds
Security Type/Sector Allocations (unaudited)
As of June 30, 2021
Sector designations may be different than the sector designations presented in other Fund materials.
Lincoln iShares® Fixed Income Allocation Fund
Security Type/Sector	Percentage of Net Assets
Investment Companies	110.29%
Fixed Income Funds	110.11%
Money Market Fund	0.18%
Total Investments	110.29%
Liabilities Net of Receivables and Other Assets	(10.29%)
Total Net Assets	100.00%
Lincoln iShares® Global Growth Allocation Fund
Security Type/Sector	Percentage of Net Assets
Investment Companies	102.39%
Equity Funds	51.26%
Fixed Income Funds	28.28%
International Equity Funds	22.73%
Money Market Fund	0.12%
Total Investments	102.39%
Liabilities Net of Receivables and Other Assets	(2.39%)
Total Net Assets	100.00%
Lincoln iShares® U.S. Moderate Allocation Fund
Security Type/Sector	Percentage of Net Assets
Investment Companies	102.16%
Equity Funds	64.05%
Fixed Income Funds	37.93%
Money Market Fund	0.18%
Total Investments	102.16%
Liabilities Net of Receivables and Other Assets	(2.16%)
Total Net Assets	100.00%
Lincoln iShares® Allocation Funds–3

Lincoln iShares® Fixed Income Allocation Fund
Statement of Net Assets
June 30, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–110.29%
Fixed Income Funds–110.11%
iShares 1-3 Year Treasury Bond ETF	169	$ 14,561
iShares 20+ Year Treasury Bond ETF	20	2,887
iShares 7-10 Year Treasury Bond ETF	14	1,617
iShares Broad USD Investment Grade Corporate Bond ETF	411	24,902
iShares Core U.S. Aggregate Bond ETF	730	84,191
iShares Core U.S. Treasury Bond ETF	937	24,924
iShares iBoxx $ High Yield Corporate Bond ETF	63	5,547
iShares iBoxx $ Investment Grade Corporate Bond ETF	26	3,493
iShares MBS ETF	229	24,785
		186,907
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
Money Market Fund–0.18%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.03%)	309	$ 309
		309
Total Investment Companies (Cost $179,890)		187,216

TOTAL INVESTMENTS–110.29% (Cost $179,890)	187,216
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(10.29%)	(17,467)
NET ASSETS APPLICABLE TO 15,646 SHARES OUTSTANDING–100.00%	$169,749
NET ASSET VALUE PER SHARE–LINCOLN ISHARES® FIXED INCOME ALLOCATION FUND STANDARD CLASS ($169,749 / 15,646 Shares)	$10.849
COMPONENTS OF NET ASSETS AT JUNE 30, 2021:
Shares of beneficial interest (unlimited authorization–no par)	$162,263
Distributable earnings/(accumulated loss)	7,486
TOTAL NET ASSETS	$169,749

★ Includes $5,755 expense reimbursement receivable from Lincoln Investment Advisors Corporation, $1 payable for fund shares redeemed, $23,211 other accrued expenses payable and $11 due to manager and affiliates as of June 30, 2021.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
MBS–Mortgage-Backed Security
See accompanying notes, which are an integral part of the financial statements.
Lincoln iShares® Allocation Funds–4

Lincoln iShares® Global Growth Allocation Fund
Statement of Net Assets
June 30, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–102.39%
Equity Funds–51.26%
iShares Core S&P 500 ETF	508	$ 218,399
iShares Core S&P Mid-Cap ETF	291	78,201
iShares Core S&P Small-Cap ETF	364	41,125
iShares Edge MSCI Min Vol USA ETF	820	60,360
iShares Edge MSCI USA Momentum Factor ETF	131	22,719
		420,804
Fixed Income Funds–28.28%
iShares 20+ Year Treasury Bond ETF	52	7,506
iShares Broad USD Investment Grade Corporate Bond ETF	283	17,147
iShares Core U.S. Aggregate Bond ETF	1,095	126,286
iShares Core U.S. Treasury Bond ETF	1,064	28,303
iShares iBoxx $ Investment Grade Corporate Bond ETF	87	11,689
iShares MBS ETF	381	41,236
		232,167
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
International Equity Funds–22.73%
iShares Core MSCI EAFE ETF	1,661	$ 124,342
iShares Core MSCI Emerging Markets ETF	929	62,234
		186,576
Money Market Fund–0.12%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.03%)	973	973
		973
Total Investment Companies (Cost $627,668)		840,520

TOTAL INVESTMENTS–102.39% (Cost $627,668)	840,520
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(2.39%)	(19,645)
NET ASSETS APPLICABLE TO 54,531 SHARES OUTSTANDING–100.00%	$820,875
NET ASSET VALUE PER SHARE–LINCOLN ISHARES® GLOBAL GROWTH ALLOCATION FUND STANDARD CLASS ($820,875 / 54,531 Shares)	$15.053
COMPONENTS OF NET ASSETS AT JUNE 30, 2021:
Shares of beneficial interest (unlimited authorization–no par)	$564,165
Distributable earnings/(accumulated loss)	256,710
TOTAL NET ASSETS	$820,875

★ Includes $6,213 expense reimbursement receivable from Lincoln Investment Advisors Corporation, $14 payable for fund shares redeemed, $25,736 other accrued expenses payable and $110 due to manager and affiliates as of June 30, 2021.

Summary of Abbreviations:
EAFE–Europe Australasia Far East
ETF–Exchange-Traded Fund
MBS–Mortgage-Backed Security
MSCI–Morgan Stanley Capital International
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
Lincoln iShares® Allocation Funds–5

Lincoln iShares® U.S. Moderate Allocation Fund
Statement of Net Assets
June 30, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–102.16%
Equity Funds–64.05%
iShares Core S&P 500 ETF	712	$ 306,103
iShares Core S&P Mid-Cap ETF	310	83,306
iShares Core S&P Small-Cap ETF	327	36,944
iShares Edge MSCI Min Vol USA ETF	815	59,992
iShares Edge MSCI USA Momentum Factor ETF	192	33,299
		519,644
Fixed Income Funds–37.93%
iShares 1-3 Year Treasury Bond ETF	255	21,971
iShares 20+ Year Treasury Bond ETF	48	6,929
iShares Broad USD Investment Grade Corporate Bond ETF	465	28,174
iShares Core U.S. Aggregate Bond ETF	1,435	165,499
iShares Core U.S. Treasury Bond ETF	1,302	34,633
iShares iBoxx $ High Yield Corporate Bond ETF	174	15,319
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
Fixed Income Funds (continued)
iShares iBoxx $ Investment Grade Corporate Bond ETF	53	$ 7,121
iShares MBS ETF	260	28,140
		307,786
Money Market Fund–0.18%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.03%)	1,489	1,489
		1,489
Total Investment Companies (Cost $594,518)		828,919

TOTAL INVESTMENTS–102.16% (Cost $594,518)	828,919
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(2.16%)	(17,554)
NET ASSETS APPLICABLE TO 54,677 SHARES OUTSTANDING–100.00%	$811,365
NET ASSET VALUE PER SHARE–LINCOLN ISHARES® U.S. MODERATE ALLOCATION FUND STANDARD CLASS ($811,365 / 54,677 Shares)	$14.839
COMPONENTS OF NET ASSETS AT JUNE 30, 2021:
Shares of beneficial interest (unlimited authorization–no par)	$515,035
Distributable earnings/(accumulated loss)	296,330
TOTAL NET ASSETS	$811,365

★ Includes $5,724 expense reimbursement receivable from Lincoln Investment Advisors Corporation, $13 payable for fund shares redeemed, $23,180 other accrued expenses payable and $88 due to manager and affiliates as of June 30, 2021.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
MBS–Mortgage-Backed Security
MSCI–Morgan Stanley Capital International
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
Lincoln iShares® Allocation Funds–6

Lincoln iShares® Allocation Funds
Statements of Operations
Six Months Ended June 30, 2021 (unaudited)
	Lincoln iShares® Fixed Income Allocation Fund	Lincoln iShares® Global Growth Allocation Fund	Lincoln iShares® U.S. Moderate Allocation Fund
INVESTMENT INCOME:
Dividends	$ 1,305	$ 6,218	$ 5,117
EXPENSES:
Accounting and administration expenses	20,873	20,896	20,895
Professional fees	10,608	12,914	10,613
Consulting fees	1,116	1,117	1,117
Reports and statements to shareholders	636	642	643
Custodian fees	248	747	210
Management fees	210	989	981
Pricing fees	84	108	102
Shareholder servicing fees	24	115	114
Trustees’ fees and expenses	2	9	9
Other	1,084	1,088	1,091
	34,885	38,625	35,775
Less:
Management fees waived	(168)	(475)	(588)
Expenses reimbursed	(34,591)	(37,359)	(34,442)
Total operating expenses	126	791	745
NET INVESTMENT INCOME	1,179	5,427	4,372
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments	(659)	36,234	44,310
Net change in unrealized appreciation (depreciation) of investments	(3,212)	28,546	17,678
NET REALIZED AND UNREALIZED GAIN (LOSS)	(3,871)	64,780	61,988
NET INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS	$ (2,692)	$ 70,207	$ 66,360
See accompanying notes, which are an integral part of the financial statements.
Lincoln iShares® Allocation Funds–7

Lincoln iShares® Allocation Funds
Statements of Changes in Net Assets
	Lincoln iShares® Fixed Income Allocation Fund		Lincoln iShares® Global Growth Allocation Fund		Lincoln iShares® U.S. Moderate Allocation Fund
	Six Months Ended 6/30/21 (unaudited)	Year Ended 12/31/20	Six Months Ended 6/30/21 (unaudited)	Year Ended 12/31/20	Six Months Ended 6/30/21 (unaudited)	Year Ended 12/31/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 1,179	$ 3,012	$ 5,427	$ 14,401	$ 4,372	$ 15,896
Net realized gain (loss)	(659)	1,029	36,234	7,757	44,310	18,705
Net change in unrealized appreciation (depreciation)	(3,212)	5,187	28,546	82,096	17,678	34,925
Net increase (decrease) in net assets resulting from operations	(2,692)	9,228	70,207	104,254	66,360	69,526
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(3,643)	—	(17,834)	—	(20,489)
	—	(3,643)	—	(17,834)	—	(20,489)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	—	52,379	—	—	—	—
Reinvestment of dividends and distributions:
Standard Class	—	3,643	—	17,834	—	20,489
	—	56,022	—	17,834	—	20,489
Cost of shares redeemed:
Standard Class	(1,309)	(899)	(138,151)	(10,520)	(147,873)	(421,907)
Increase (decrease) in net assets derived from capital share transactions	(1,309)	55,123	(138,151)	7,314	(147,873)	(401,418)
NET INCREASE (DECREASE) IN NET ASSETS	(4,001)	60,708	(67,944)	93,734	(81,513)	(352,381)
NET ASSETS:
Beginning of period	173,750	113,042	888,819	795,085	892,878	1,245,259
End of period	$169,749	$173,750	$ 820,875	$888,819	$ 811,365	$ 892,878
See accompanying notes, which are an integral part of the financial statements.
Lincoln iShares® Allocation Funds–8

Lincoln iShares® Fixed Income Allocation Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
		Lincoln iShares® Fixed Income Allocation Fund Standard Class
	Six Months Ended 6/30/21[2] (unaudited)	Year Ended
		12/31/20	12/31/19	12/31/18	2/1/17 [1] to 12/31/17
Net asset value, beginning of period	$ 11.019	$ 10.436	$ 9.822	$ 10.163	$ 10.000
Income (loss) from investment operations:
Net investment income[3]	0.075	0.242	0.314	0.290	0.225
Net realized and unrealized gain (loss)	(0.245)	0.576	0.628	(0.347)	0.147
Total from investment operations	(0.170)	0.818	0.942	(0.057)	0.372
Less dividends and distributions from:
Net investment income	—	(0.184)	(0.328)	(0.284)	(0.209)
Net realized gain	—	(0.051)	—	—	—
Total dividends and distributions	—	(0.235)	(0.328)	(0.284)	(0.209)
Net asset value, end of period	$ 10.849	$ 11.019	$ 10.436	$ 9.822	$ 10.163
Total return[4]	(1.54%)	7.85%	9.59%	(0.55%)	3.72%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 170	$ 174	$ 113	$ 103	$ 104
Ratio of expenses to average net assets[5]	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	41.52%	50.75%	64.19%	57.60%	58.01%
Ratio of net investment income to average net assets	1.40% [6]	2.20%	3.02%	2.92%	2.40%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(39.96%) [6]	(48.40%)	(61.02%)	(54.53%)	(55.46%)
Portfolio turnover	16%	37%	40%	43%	16%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
Lincoln iShares® Allocation Funds–9

Lincoln iShares® Global Growth Allocation Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
		Lincoln iShares® Global Growth Allocation Fund Standard Class
	Six Months Ended 6/30/21[2] (unaudited)	Year Ended
		12/31/20	12/31/19	12/31/18	2/1/17 [1] to 12/31/17
Net asset value, beginning of period	$ 13.775	$ 12.412	$ 10.434	$ 11.403	$ 10.000
Income (loss) from investment operations:
Net investment income[3]	0.099	0.226	0.280	0.240	0.280
Net realized and unrealized gain (loss)	1.179	1.418	2.010	(0.977)	1.236
Total from investment operations	1.278	1.644	2.290	(0.737)	1.516
Less dividends and distributions from:
Net investment income	—	(0.204)	(0.312)	(0.232)	(0.113)
Net realized gain	—	(0.077)	—	—	—
Total dividends and distributions	—	(0.281)	(0.312)	(0.232)	(0.113)
Net asset value, end of period	$ 15.053	$ 13.775	$ 12.412	$ 10.434	$ 11.403
Total return[4]	9.28%	13.30%	21.95%	(6.47%)	15.16%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 821	$ 889	$ 795	$ 661	$ 709
Ratio of expenses to average net assets[5]	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	9.77%	9.97%	10.53%	8.91%	23.01%
Ratio of net investment income to average net assets	1.37% [6]	1.84%	2.39%	2.09%	2.78%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(8.19%) [6]	(7.93%)	(7.94%)	(6.62%)	(20.03%)
Portfolio turnover	11%	19%	20%	75%	43%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
Lincoln iShares® Allocation Funds–10

Lincoln iShares® U.S. Moderate Allocation Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
		Lincoln iShares® U.S. Moderate Allocation Fund Standard Class
	Six Months Ended 6/30/21[2] (unaudited)	Year Ended
		12/31/20	12/31/19	12/31/18	2/1/17 [1] to 12/31/17
Net asset value, beginning of period	$ 13.627	$ 12.441	$ 10.523	$ 11.128	$ 10.000
Income (loss) from investment operations:
Net investment income[3]	0.079	0.207	0.245	0.229	0.216
Net realized and unrealized gain (loss)	1.133	1.297	1.959	(0.625)	1.049
Total from investment operations	1.212	1.504	2.204	(0.396)	1.265
Less dividends and distributions from:
Net investment income	—	(0.262)	(0.255)	(0.209)	(0.137)
Net realized gain	—	(0.056)	(0.031)	—	—
Total dividends and distributions	—	(0.318)	(0.286)	(0.209)	(0.137)
Net asset value, end of period	$ 14.839	$ 13.627	$ 12.441	$ 10.523	$ 11.128
Total return[4]	8.89%	12.16%	20.97%	(3.56%)	12.65%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 811	$ 893	$ 1,245	$ 1,061	$ 910
Ratio of expenses to average net assets[5]	0.19%	0.19%	0.19%	0.19%	0.19%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	9.12%	7.55%	6.26%	6.00%	10.32%
Ratio of net investment income to average net assets	1.11% [6]	1.67%	2.07%	2.03%	2.20%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(7.82%) [6]	(5.68%)	(4.00%)	(3.78%)	(7.93%)
Portfolio turnover	7%	27%	24%	34%	12%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
Lincoln iShares® Allocation Funds–11

Lincoln iShares® Allocation Funds
Notes to Financial Statements
June 30, 2021 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 105 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the Lincoln iShares® Fixed Income Allocation Fund, Lincoln iShares® Global Growth Allocation Fund and Lincoln iShares® U.S. Moderate Allocation Fund (each, a “Fund”, and collectively, the “Funds”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Funds are diversified management investment companies registered under the 1940 Act. Each Fund sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold each Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
Each Fund operates under a fund of funds structure and invests substantially all of its assets in Exchange-Traded Funds (“ETFs”) or financial instruments that provide exposure to such underlying ETFs or other investment companies (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. The underlying ETFs will primarily be BlackRock iShares ETFs.
Financial statements for the Underlying Funds can be found at http://www.sec.gov.
The investment objective of the Lincoln iShares® Fixed Income Allocation Fund is to maximize total return, consistent with prudent investment management and liquidity needs.
The investment objective of the Lincoln iShares® Global Growth Allocation Fund and the Lincoln iShares® U.S. Moderate Allocation Fund is to seek long-term capital appreciation.
1. Significant Accounting Policies
Each Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, each Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Funds.
Security Valuation –ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Funds value Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.
Federal Income Taxes–No provision for federal income taxes has been made because each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Funds' federal income tax returns through the six months ended June 30, 2021 and for all open tax years (years ended December 31, 2017-December 31, 2020), and has concluded that no provision for federal income tax is required in the Funds' financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statements of Operations. During the six months ended June 30, 2021, the Funds did not incur any interest or tax penalties.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.
 The Funds declare and distribute dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Lincoln iShares® Allocation Funds–12

Lincoln iShares® Allocation Funds
Notes to Financial Statements (continued)
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Funds' investment portfolios, including monitoring of the Funds' investment sub-adviser, and providing certain administrative services to each Fund.   For its services, LIAC receives a management fee at an annual rate of 0.25% of each Fund's average daily net assets.   LIAC has contractually agreed to waive a portion of its advisory fee for each Fund. This agreement will continue at least through April 30, 2022, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LIAC.   The management fee, net of waivers, is calculated daily and paid monthly.   The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds.
The waiver amount of each Fund’s average daily net assets are as follows:
Lincoln iShares® Fixed Income Allocation Fund	Lincoln iShares® Global Growth Allocation Fund	Lincoln iShares® U.S. Moderate Allocation Fund
0.20%	0.12%	0.15%
LIAC has also contractually agreed to reimburse each Fund to the extent that the Fund’s annual operating expenses (excluding Underlying Fund fees and expenses) exceed certain expense limits. The reimbursement is accrued daily and received monthly. The agreements will continue through at least April 30, 2022, and cannot be terminated before that date without the mutual agreement of the Board and LIAC. The expense limits as a percentage of each Fund’s average daily net assets are as follows:
Lincoln iShares® Fixed Income Allocation Fund	Lincoln iShares® Global Growth Allocation Fund	Lincoln iShares® U.S. Moderate Allocation Fund
0.15%	0.20%	0.19%
LIAC retains the right to receive reimbursements of excess amounts waived or paid by LIAC under the expense limitation agreement. Each Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that each Fund is able to effect such payments to LIAC and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2021, LIAC has not recouped any previously reimbursed expenses of the Funds.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
		Expiration Date
	2022	2023	Total
Lincoln iShares® Fixed Income Allocation Fund	$52,418	$69,108	$ 121,526
Lincoln iShares® Global Growth Allocation Fund	$56,835	$75,570	$ 132,405
Lincoln iShares® U.S. Moderate Allocation Fund	$52,302	$68,507	$ 120,809
BlackRock Investment Management LLC (“BlackRock”) is responsible for the day-to-day management of the Funds' investment portfolio. For these services, LIAC, not the Funds, pay BlackRock a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Funds. For these services, the Funds reimburse Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statements of Operations. For the six months ended June 30, 2021, costs for these administrative and legal services were as follows:
	Lincoln iShares® Fixed Income Allocation Fund	Lincoln iShares® Global Growth Allocation Fund	Lincoln iShares® U.S. Moderate Allocation Fund
Administrative	$5	$24	$24
Legal	1	4	4
Lincoln Life also provides certain contract holder and additional corporate services to the Funds. Each Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of each Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statements of Operations.
Lincoln iShares® Allocation Funds–13

Lincoln iShares® Allocation Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also prints and mails Fund documents on behalf of the Funds. The cost of these services is included in “Reports and statements to shareholders” on the Statements of Operations. The Funds reimburse Lincoln Life for the cost of these services. For the six months ended June 30, 2021, these fees were as follows:
	Lincoln iShares® Fixed Income Allocation Fund	Lincoln iShares® Global Growth Allocation Fund	Lincoln iShares® U.S. Moderate Allocation Fund
Printing and mailing	$—	$3	$3
In addition to the management fees and other expenses reflected on the Statements of Operations, the Funds indirectly bear the investment management fees and other expenses of the Underlying Funds and ETFs in which they invest. Because each of the Underlying Funds and ETFs has varied expense and fee levels, and the Funds may own different amounts of shares of these Underlying Funds and ETFs at different times, the amount of fees and expenses incurred indirectly will vary.
At June 30, 2021, the Funds had expense reimbursement receivable due from and liabilities payable to affiliates as follows:
	Lincoln iShares® Fixed Income Allocation Fund	Lincoln iShares® Global Growth Allocation Fund	Lincoln iShares® U.S. Moderate Allocation Fund
Expense reimbursement receivable due from LIAC	$5,755	$6,213	$5,724
Management fees payable to LIAC	7	87	66
Printing and mailing fees payable to Lincoln Life	—	3	3
Shareholder servicing fees payable to Lincoln Life	4	20	19
Certain officers and trustees of the Funds are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Funds. The Funds pay compensation to unaffiliated trustees.
At June 30, 2021, Lincoln Life directly owned 70.17% of Lincoln iShares® Fixed Income Allocation Fund.
3. Investments
For the six months ended June 30, 2021, each Fund made purchases and sales of investment securities other than short-term investments as follows:
	Lincoln iShares® Fixed Income Allocation Fund	Lincoln iShares® Global Growth Allocation Fund	Lincoln iShares® U.S. Moderate Allocation Fund
Purchases	$31,172	$ 88,011	$ 60,342
Sales	29,889	218,556	203,746
At June 30, 2021, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2021, the cost and unrealized appreciation (depreciation) of investments were as follows:
	Lincoln iShares® Fixed Income Allocation Fund	Lincoln iShares® Global Growth Allocation Fund	Lincoln iShares® U.S. Moderate Allocation Fund
Cost of investments	$179,890	$627,668	$594,518
Aggregate unrealized appreciation of investments	$ 7,403	$212,852	$234,401
Aggregate unrealized depreciation of investments	(77)	—	—
Net unrealized appreciation of investments	$ 7,326	$212,852	$234,401
Lincoln iShares® Allocation Funds–14

Lincoln iShares® Allocation Funds
Notes to Financial Statements (continued)
 3. Investments (continued)
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2021.
U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including each Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of each Fund's investments by fair value hierarchy levels as of June 30, 2021:
Level 1	Lincoln iShares® Fixed Income Allocation Fund	Lincoln iShares® Global Growth Allocation Fund	Lincoln iShares® U.S. Moderate Allocation Fund
Investments:
Assets:
Investment Companies	$187,216	$840,520	$828,919
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Lincoln iShares® Fixed Income Allocation Fund		Lincoln iShares® Global Growth Allocation Fund		Lincoln iShares® U.S. Moderate Allocation Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	6/30/21	12/31/20	6/30/21	12/31/20	6/30/21	12/31/20
Shares sold:
Standard Class	—	4,685	—	—	—	—
Shares reinvested:
Standard Class	—	331	—	1,320	—	1,536
	—	5,016	—	1,320	—	1,536
Shares redeemed:
Standard Class	(122)	(80)	(9,994)	(852)	(10,846)	(36,105)
Net increase (decrease)	(122)	4,936	(9,994)	468	(10,846)	(34,569)
Lincoln iShares® Allocation Funds–15

Lincoln iShares® Allocation Funds
Notes to Financial Statements (continued)
5. Line of Credit
The Funds, along with other funds in the Trust (“Participants”), are participants in a $300,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 16, 2022.
The Funds had no amounts outstanding as of June 30, 2021, or at any time during the period then ended.
6. Risk Factors
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds' investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Funds' portfolio investments.
7. Contractual Obligations
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown; however, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of material loss to be remote.
8. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Funds financial statements.
Lincoln iShares® Allocation Funds–16

Lincoln iShares® Allocation Funds
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Funds have established a liquidity risk management program to govern their approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Funds' investment adviser. The Funds' Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting each Fund's compliance with limits on investments in illiquid assets and mitigating the risk that a Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Fund's liquidity and the periodic classification and re-classification of a Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 8-9, 2021, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2020 through December 31, 2020. During the period covered by the report, there was one liquidity event due to an extended Taiwanese foreign holiday in February 2020 that caused the LVIP SSGA Emerging Markets Equity Index Fund to classify its Taiwanese securities as illiquid for one day, which caused the Fund to exceed the 15% limit on illiquid securities on that day. The LVIP SSGA Emerging Markets Equity Index Fund was under the 15% limitation the following business day, and there was no impact on the Funds ability to timely meet redemptions. There were no additional liquidity events that impacted the Funds or their respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Funds' liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to each Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Lincoln iShares® Allocation Funds–17

Lincoln Nasdaq-100 Buffer Fund Jun
Lincoln Nasdaq-100 Buffer Fund Jun
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2021

Lincoln Nasdaq-100 Buffer Fund Jun
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

Lincoln Nasdaq-100 Buffer Fund Jun
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2021 to June 30, 2021
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. These Expense Analyses are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021 to June 30, 2021.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Funds' expenses shown in the tables reflect fee waivers and reimbursements in effect.
	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Annualized Expense Ratio	Expenses Paid During Period 1/1/21 to 6/30/21
Actual*
Standard Class Shares	$1,000.00	$1,015.00	0.62%	$0.22
Service Class Shares	1,000.00	1,014.90	0.97%	0.35
Hypothetical (5% return before expenses)**
Standard Class Shares	$1,000.00	$981.70	0.62%	$3.05
Service Class Shares	1,000.00	957.80	0.97%	4.71

*	The Fund commenced operations on June 18, 2021. The ending account value for “Actual” uses the performance since inception and is not annualized and the expenses paid during period for “Actual” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 13/365 (to reflect the actual since inception).
**	"Expenses Paid During Period" are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
The Fund operates under a fund of funds structure. The Fund invests substantially all of its assets in other investment companies, including exchange-traded funds (collectively, the “Underlying Funds”). In addition to the Fund's expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in each table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

Lincoln Nasdaq-100 Buffer Fund Jun–1

Lincoln Nasdaq-100 Buffer Fund Jun
Security Type/Sector Allocation (unaudited)
As of June 30, 2021
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Affiliated Investment	49.66%
Investment Company	49.66%
Equity Fund	49.66%
Unaffiliated Investments	58.79%
Investment Company	3.75%
Money Market Fund	3.75%
Options Purchased	55.04%
Centrally Cleared	55.04%
Call Options Purchased	47.98%
Put Option Purchased	7.06%
Total Investments	108.45%
Options Written	(8.42%)
Centrally Cleared	(8.42%)
Call Options Written	(4.71%)
Put Option Written	(3.71%)
Liabilities Net of Receivables and Other Assets	(0.03%)
Total Net Assets	100.00%
Lincoln Nasdaq-100 Buffer Fund Jun–2

Lincoln Nasdaq-100 Buffer Fund Jun
Schedule of Investments
June 30, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–49.66%
INVESTMENT COMPANY–49.66%
Equity Fund–49.66%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Nasdaq-100 Index Fund	106,624	$ 1,133,946
Total Affiliated Investment (Cost $1,094,602)		1,133,946
UNAFFILIATED INVESTMENTS–58.79%
INVESTMENT COMPANY–3.75%
Money Market Fund–3.75%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.03%)	85,801	85,801
Total Investment Company (Cost $85,801)		85,801

	Number of Contracts	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)OPTIONS PURCHASED–55.04%
CENTRALLY CLEARED–55.04%
Call Options–47.98%
NASDAQ 100 Strike price $10.28, expiration date 6/17/22, notional amount $32,896	32	$ 1,095,654
Put Options–7.06%
NASDAQ 100 Strike price $342.52, expiration date 6/17/22, notional amount $2,192,128	64	161,166
Total Options Purchased (Cost $1,250,773)		1,256,820
Total Unaffiliated Investments (Cost $1,336,574)		1,342,621

TOTAL INVESTMENTS–108.45% (Cost $2,431,176)	2,476,567

	Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN–(8.42)%
CENTRALLY CLEARED–(8.42)%
Call Options–(4.71)%
NASDAQ 100 Strike price $381.91, expiration date 6/17/22, notional amount $(2,444,224)	(64)	(107,431)
Put Options–(3.71)%
NASDAQ 100 Strike price $301.42, expiration date 6/17/22, notional amount $(1,929,088)	(64)	(84,787)
Total Options Written (Premiums received $(181,176))		(192,218)
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.03%)		(782)
NET ASSETS APPLICABLE TO 225,000 SHARES OUTSTANDING–100.00%		$2,283,567

✧✧ Standard Class shares.
See accompanying notes, which are an integral part of the financial statements.
Lincoln Nasdaq-100 Buffer Fund Jun–3

Lincoln Nasdaq-100 Buffer Fund Jun
Statement of Assets and Liabilities
June 30, 2021 (unaudited)
ASSETS:
Unaffiliated investments, at value	$1,342,621
Affiliated investments, at value	1,133,946
Expense reimbursement receivable from Lincoln Investment Advisors Corporation	5,585
TOTAL ASSETS	2,482,152
LIABILITIES:
Options written, at value	192,218
Other accrued expenses payable	5,555
Due to manager and affiliates	812
TOTAL LIABILITIES	198,585
TOTAL NET ASSETS	$2,283,567
Unaffiliated investments, at cost	$1,336,574
Affiliated investments, at cost	1,094,602
Options written, premiums received	(181,176)
Standard Class:
Net Assets	$ 10,150
Shares Outstanding	1,000
Net Asset Value Per Share	$ 10.150
Service Class:
Net Assets	$2,273,417
Shares Outstanding	224,000
Net Asset Value Per Share	$ 10.149
COMPONENTS OF NET ASSETS AT JUNE 30, 2021:
Shares of beneficial interest (unlimited authorization–no par)	$2,250,000
Distributable earnings/(accumulated loss)	33,567
TOTAL NET ASSETS	$2,283,567
See accompanying notes, which are an integral part of the financial statements.
Lincoln Nasdaq-100 Buffer Fund Jun–4

Lincoln Nasdaq-100 Buffer Fund Jun
Statement of Operations
Period June 18, 2021* to June 30, 2021 (unaudited)
INVESTMENT INCOME:
Dividends from unaffiliated investments	$ —
EXPENSES:
Professional fees	2,210
Accounting and administration expenses	1,493
Custodian fees	1,420
Management fees	444
Reports and statements to shareholders	285
Distribution fees-Service Class	281
Pricing fees	178
Trustees’ fees and expenses	41
Shareholder servicing fees	23
Consulting fees	5
Other	172
6,552
Less:
Management fees waived	(185)
Expenses reimbursed	(5,585)
Total operating expenses	782
NET INVESTMENT LOSS	(782)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	39,344
Options purchased	6,047
Options written	(11,042)
Net change in unrealized appreciation (depreciation)	34,349
NET REALIZED AND UNREALIZED GAIN	34,349
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 33,567

*	Date of commencement of operations.
See accompanying notes, which are an integral part of the financial statements.
Lincoln Nasdaq-100 Buffer Fund Jun–5

Lincoln Nasdaq-100 Buffer Fund Jun
Statement of Changes in Net Assets
6/18/21* to 6/30/21 (unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$ (782)
Net realized gain	—
Net change in unrealized appreciation (depreciation)	34,349
Net increase in net assets resulting from operations	33,567
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	10,000
Service Class	2,240,000
Increase in net assets derived from capital share transactions	2,250,000
NET INCREASE IN NET ASSETS	2,283,567
NET ASSETS:
Beginning of period	—
End of period	$2,283,567

*	Date of commencement of operations.
See accompanying notes, which are an integral part of the financial statements.
Lincoln Nasdaq-100 Buffer Fund Jun–6

Lincoln Nasdaq-100 Buffer Fund Jun
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Lincoln Nasdaq-100 Buffer Fund Jun
	Standard Class 6/18/21 [1] to 6/30/21 (unaudited)	Service Class 6/18/21[1] to 6/30/21 (unaudited)

Net asset value, beginning of period	$ 10.000	$ 10.000
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.002)	(0.003)
Net realized and unrealized gain	0.152	0.152
Total from investment operations	0.150	0.149
Net asset value, end of period	$ 10.150	$ 10.149
Total return[3]	1.50%	1.49%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 10	$ 2,273
Ratio of expenses to average net assets[4]	0.62%	0.97%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	7.77%	8.12%
Ratio of net investment income (loss) to average net assets	(0.62%) [5]	(0.97%) [5]
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(7.77%) [5]	(8.12%) [5]
Portfolio turnover	177%	177%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
Lincoln Nasdaq-100 Buffer Fund Jun–7

Lincoln Nasdaq-100 Buffer Fund Jun
Notes to Financial Statements
June 30, 2021 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 105 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the Lincoln Nasdaq-100 Buffer Fund Jun. The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment companies registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund operates under a fund of funds structure and invests substantially all of its assets in other open-end investment companies, primarily the LVIP SSGA Nasdaq-100 Index Fund (collectively, the “Underlying Funds”). The Fund is advised by Lincoln Investment Advisors Corporation ("LIAC"). The LVIP SSGA Nasdaq-100 Index Fund, which is sub-advised by an unaffiliated adviser, invests primarily in the securities that make up the Nasdaq-100 Index and money market instruments. A significant portion of the Underlying Funds employ a passive investment style (i.e., index funds). In addition to investment company investments, the Fund may invest in individual securities, such as money market instruments and FLexible EXchange® Options (“FLEX Options”) to seek to produce pre-determined investment outcomes based on the performance of the Index over one-year periods. Financial statements for the Underlying Funds can be found at www.sec.gov.
The Fund’s investment objective seeks, over a specified annual period (an “Outcome Period”), to provide returns that track those of the Invesco QQQ TrustSM, Series 1 up to a cap, while providing a buffer against losses.
1. Significant Accounting Policies
The fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation –The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.   FLexible EXchange® Options (“FLEX Options”) are valued based on the transaction prices executed by the Funds’ sub-adviser, except on days in which the sub-adviser does not trade FLEX Options; on the days the sub-adviser does not trade FLEX Options, FLEX Options are valued using evaluated prices obtained from an approved pricing vendor.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current period. Management has analyzed the tax positions to be taken on the Fund's federal income tax return through the period June 18, 2021* through June 30, 2021, and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During period June 18, 2021* through June 30, 2021, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.
 The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
* Date of commencement of operations.
Lincoln Nasdaq-100 Buffer Fund Jun–8

Lincoln Nasdaq-100 Buffer Fund Jun
Notes to Financial Statements (continued)
2. Management Fees and Other Transactions With Affiliates
LIAC is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.55% of the Fund's average daily net assets.   LIAC has contractually agreed to waive a portion of its advisory fee as follows: 0.23% on the first $50 Million of the Fund’s average daily net assets and 0.00% of the Fund’s average daily net assets in excess of $50 Million.   The agreement will continue at least through June 17, 2022, and cannot be terminated before that date without the mutual agreement of the Trust’s Board and LIAC.   The management fee is calculated daily and paid monthly.   The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds.
LIAC has contractually agreed to reimburse the Fund to the extent that the Fund's Operating Expenses exceed 0.62% of the average daily net assets for the Standard Class and 0.97% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue through at least June 17, 2022, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.
LIAC retains the right to receive reimbursements of excess amounts waived or paid by LIAC under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LIAC and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. As of June 30, 2021, no expense reimbursements were subject to recoupment.
Milliman Financial Risk Management LLC (the “Sub-Adviser”) is responsible for managing the Fund's defined outcome strategy. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the period June 18, 2021* through June 30, 2021, costs for these administrative and legal services were as follows:
Administrative	$103
Legal	18
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Funds. The cost of these services is included in “Reports and statements to shareholders” on the Statements of Operations. The Funds reimburse Lincoln Life for the cost of these services. For the period June 18, 2021* through June 30, 2021, these fees were as follows:
Printing and mailing	$249
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At June 30, 2021, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LIAC	$5,585
Management fees payable to LIAC	259
Distribution fees payable to LFD	281
Printing and mailing fees payable to Lincoln Life	249
Shareholder servicing fees payable to Lincoln Life	23
Lincoln Nasdaq-100 Buffer Fund Jun–9

Lincoln Nasdaq-100 Buffer Fund Jun
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
At June 30, 2021, Lincoln Life directly owned 100% of the Lincoln Nasdaq-100 Buffer Fund Jun.
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period June 18, 2021* through June 30, 2021, were as follows:
	Value 6/18/21*	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/21	Number of Shares 06/30/21	Dividends	Capital Gain Distributions
INVESTMENT COMPANY-49.66%@
Equity Fund-49.66%@
✧✧LVIP SSGA Nasdaq-100 Index Fund	$—	$1,094,602	$—	$—	$39,344	$1,133,946	106,624	$—	$—

* Date of commencement of operations.
@ As a percentage of Net Assets as of June 30, 2021.
✧✧ Standard Class shares.
* Date of commencement of operations.
3. Investments
For the period June 18, 2021* through June 30, 2021, the Fund made purchases and sales of investment securities and short-term investments as follows:
Purchases	$3,344,602
Sales	2,164,199
At June 30, 2021, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2021, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$2,431,176
Aggregate unrealized appreciation of investments and derivatives	$ 45,391
Aggregate unrealized depreciation of investments and derivatives	—
Net unrealized appreciation of investments and derivatives	$ 45,391
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Assets and Liabilities are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2021.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Lincoln Nasdaq-100 Buffer Fund Jun–10

Lincoln Nasdaq-100 Buffer Fund Jun
Notes to Financial Statements (continued)
 3. Investments (continued)
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Company	$1,133,946	$ —	$—	$1,133,946
Unaffiliated Investment Company	85,801	—	—	85,801
Options Purchased	—	1,256,820	—	1,256,820
Total Investments	$1,219,747	$1,256,820	$—	$2,476,567
Derivatives:
Liabilities:
Options Written	$ —	$ (192,218)	$—	$ (192,218)
There were no Level 3 investments at the beginning or end of the period.
* Date of commencement of operations.
4. Capital Shares
Transactions in capital shares were as follows:
6/18/21 * to
6/30/21
Shares sold:
Standard Class	1,000
Service Class	224,000
Shares reinvested:
Standard Class	—
Service Class	—
225,000
Shares redeemed:
Standard Class	—
Service Class	—
Net increase	225,000

*	Date of commencement of operations.
5. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Options Contracts–During the period June 18, 2021* through June 30, 2021, the Fund entered into options contracts in the normal course of pursuing its investment objective and strategies. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund's exposure to changes in securities prices caused by interest rates or market conditions and foreign currencies; as an efficient means of adjusting the Fund's overall exposure to certain markets; to protect the value of portfolio securities; to facilitate investments in portfolio securities; as a cash management tool; and to generate income. The Fund may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset
Lincoln Nasdaq-100 Buffer Fund Jun–11

Lincoln Nasdaq-100 Buffer Fund Jun
Notes to Financial Statements (continued)
 5. Derivatives (continued)
is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid at the close of the transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. When buying options, the Fund is subject to counterparty risk.
During the period June 18, 2021* through June 30, 2021, the Fund used options contracts to adjust the Fund's overall exposure to certain markets; to protect the value of portfolio securities; to facilitate investments in portfolio securities and to receive premiums for writing options.
Fair values of derivative instruments as of June 30, 2021 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Options purchased (Equity contracts)	Unaffiliated Investments, at value	$1,256,820	Unaffiliated Investments, at value	$ —
Options written (Equity contracts)	Options written, at value	—	Options written, at value	(192,218)
Total		$1,256,820		$(192,218)
The effect of derivative instruments on the Statement of Operations for the period June 18, 2021* through June 30, 2021 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Options purchased (Equity contracts)	Net realized gain (loss) from options purchased and net change in unrealized appreciation (depreciation) of options purchased	$—	$ 6,047
Options written (Equity contracts)	Net realized gain (loss) from options written and net change in unrealized appreciation (depreciation) of options written	—	(11,042)
Total		$—	$ (4,995)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the period June 18, 2021* through June 30, 2021.
	Long Derivative Volume	Short Derivative Volume
Options contracts (average value)	$179,546	$27,460
* Date of commencement of operations.
6. Risk Factors
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was
Lincoln Nasdaq-100 Buffer Fund Jun–12

Lincoln Nasdaq-100 Buffer Fund Jun
Notes to Financial Statements (continued)
 6. Risk Factors (continued)
first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Funds financial statements.
Lincoln Nasdaq-100 Buffer Fund Jun–13

Lincoln Nasdaq-100 Buffer Fund Jun
Other Fund Information (unaudited)
Approval of Investment Management and Subadvisory Agreements
On March 8-9, 2021, the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things, (i) the approval of the investment management agreement between the Trust and Lincoln Investment Advisors Corporation (“LIAC”) and (ii) the approval of the sub-advisory agreement with Milliman Financial Risk Management LLC (“Milliman”) (collectively, with the investment management agreement, the “Advisory Agreements”) for four new series of the Trust, including the Lincoln Nasdaq-100 Buffer Fund Jun (the “Fund”). The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) reported that they had reviewed materials provided by LIAC, Lincoln National Life Insurance Company (“Lincoln Life”) and Milliman prior to and during the meeting. Among other information, LIAC, Lincoln Life and Milliman provided information to assist the Independent Trustees in assessing the nature, extent and quality of services to be provided. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and employees of Lincoln Life and LIAC to consider the approval of the Advisory Agreements.
Based upon its review, the Board concluded that it was in the best interest of the Fund that the Advisory Agreements be approved. The Board determined that, given the totality of the information provided in connection with the 2020 annual contract renewal process, similar defined outcome funds based on the S&P 500 Index and with respect to the Advisory Agreements, the Board had received sufficient information to approve the Advisory Agreements. In considering the approval of the Advisory Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.
Approval of Investment Management Agreement
Nature, Extent and Quality of Services. In considering the approval of the investment management agreement with LIAC, the Board considered the nature, extent and quality of services expected to be provided to each Fund by LIAC, including LIAC personnel and resources. The Board considered that LIAC provided investment management services to the other funds in the Trust and that the Board reviewed extensive information provided by LIAC in connection with the 2020 contract renewal process. The Board considered LIAC’s rationale for proposing the Fund. The Board reviewed the services to be provided by LIAC in serving as investment adviser, including the backgrounds of the personnel providing the investment management services and compliance staff. The Board also considered that certain Lincoln Life personnel provide services to the other funds in the Trust on behalf of LIAC and that Lincoln Life was proposed to provide administrative services to each Fund under a separate administration agreement. The Board concluded that the services provided by LIAC were expected to be satisfactory.
Performance. With respect to performance, the Board considered that the Fund had not commenced operations.
Management Fee. The Board reviewed the Fund’s proposed investment management fee and estimated net expense ratio and reviewed information comparing the gross investment management fee and net expense ratio to those of a peer group provided by LIAC. The Board noted that the peer group provided by LIAC included funds organized as exchange-traded funds, some of which pay a unitary fee.
The Board noted that the gross investment management fee for the Fund was below the median gross investment management fee of the peer group. The Board considered that LIAC proposed, for the Fund, to waive a portion of its advisory fee and implement an expense limitation for the Standard class and the Service class for one year after the Fund’s launch. The Board also considered that the Fund’s estimated net expense ratio for Standard class shares, giving effect to the expense limitation, was lower than the median net expense ratio of the peer group. In light of the nature, quality and extent of services to be provided by LIAC, including sub-adviser oversight, the Board concluded that the Fund’s investment management fee was reasonable.
Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that the Fund had not commenced operations and that LIAC proposed, for the Fund, an advisory fee waiver and an expense limitation for its Standard and Service class shares for one year after the Fund’s launch and concluded that economies of scale were appropriately shared with investors.
Profitability. The Board also reviewed the estimated profitability analysis to LIAC with respect to the Fund and concluded that the estimated profitability of LIAC in connection with the management of the Fund was not unreasonable.
Fallout Benefits. Because of its relationship with the Fund, LIAC and its affiliates may receive certain benefits. The Board considered materials provided during the 2020 contract renewal process as to any such benefits to LIAC and its affiliates. Lincoln Life and its affiliated insurance companies (“Lincoln Insurance Companies”) receive 12b-1 fees which are paid by the Fund’s Service class shares through Lincoln Financial Distributors, Inc., which is the principal underwriter and distributor for the Fund. Lincoln Life serves as the administrator for the Fund for which it is separately compensated. The Board also noted that Lincoln Insurance Companies may be eligible to claim on their tax returns “dividends received deductions” in connection with dividends received from LVIP Funds by the Lincoln Insurance Companies holding Fund shares on behalf of contract holders.
Lincoln Nasdaq-100 Buffer Fund Jun–14

Lincoln Nasdaq-100 Buffer Fund Jun
Other Fund Information (unaudited) (continued)
Approval of Subadvisory Agreement
Nature, Extent and Quality of Services. In considering the approval of the sub-advisory agreement between LIAC and Milliman with respect to the Fund, the Board considered the nature, extent and quality of day-to-day investment management services to be provided by Milliman under the sub-advisory agreement. The Board considered that Milliman provided sub-advisory services to other funds in the Trust and that the Board reviewed extensive information provided by Milliman in connection with the 2020 contract renewal process. The Board reviewed the services to be provided by Milliman, the background of the investment professionals to be servicing the Fund, and the reputation, resources and sub-advisory experience of Milliman. They also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance and regulatory matters. The Board concluded that the services to be provided by Milliman were expected to be satisfactory.
Performance. With respect to performance, the Board considered that the Fund had not commenced operations.
Sub-Advisory Fee and Economies of Scale. The Board reviewed the proposed sub-advisory fee schedule and comparable sub-advisory information provided by LIAC. The Board considered that the sub-advisory fee schedule was negotiated between LIAC and Milliman, an unaffiliated third party, and that LIAC would compensate Milliman from its fees. The Board concluded that the proposed subadvisory fee for the Fund was reasonable.
Profitability and Fallout Benefits. The Board noted that the proposed sub-advisory fee schedule was negotiated between LIAC and Milliman, an unaffiliated third party, and that LIAC would compensate Milliman from its fees. The Board reviewed materials provided by Milliman as to any additional benefits it receives and noted that Milliman indicated that its business in the aggregate derives non-pecuniary benefits from synergies related to conducting defined outcome programs for clients in large volume among them trading, operations, compliance and research and that Milliman may receive intangible benefits from association with the Fund, such as favorable publicity in relevant markets.
Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreements for the Fund are fair and reasonable, and that approval of the Advisory Agreements is in the best interest of the Fund.
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Fund's liquidity and the periodic classification and re-classification of a Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions.
The Fund was not operational as of December 31, 2020 and therefore was not included in the Committee’s most recent written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program. The Fund will be included in the next annual report of the Committee, which will cover the period of January 1, 2021 through December 31, 2021.
Please refer to the Fund's prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Lincoln Nasdaq-100 Buffer Fund Jun–15

Lincoln S&P 500 Buffer Funds
Lincoln S&P 500 Buffer Fund May
Lincoln S&P 500 Ultra Buffer Funds
Lincoln S&P 500 Ultra Buffer Fund May
each a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2021

Lincoln S&P 500 Buffer Funds
Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as exhibits to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Funds' proxy voting procedures and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

Lincoln S&P 500 Buffer Funds
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2021 to June 30, 2021
Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis tables. The Expense Analysis tables do not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. These Expense Analyses are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analyses are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021 to June 30, 2021.
Actual Expenses
The first section of the tables, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the tables, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the tables are meant to highlight your ongoing costs only. The Funds do not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Funds' expenses shown in the tables reflect fee waivers and reimbursements in effect.
Lincoln S&P 500 Buffer Fund May
Expense Analysis of an Investment of $1,000
	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Annualized Expense Ratio	Expenses Paid During Period 1/1/21 to 6/30/21
Actual*
Standard Class Shares	$1,000.00	$1,022.80	0.58%	$0.66
Service Class Shares	1,000.00	1,022.50	0.93%	1.06
Hypothetical (5% return before expenses)**
Standard Class Shares	$1,000.00	$1,013.10	0.58%	$2.90
Service Class Shares	1,000.00	1,004.40	0.93%	4.62

*	The Fund commenced operations on May 21, 2021. The ending account value for “Actual” uses the performance since inception and is not annualized and the expenses paid during period for “Actual” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 41/365 (to reflect the actual since inception).
**	"Expenses Paid During Period" are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
Lincoln S&P 500 Ultra Buffer Fund May
Expense Analysis of an Investment of $1,000
	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Annualized Expense Ratio	Expenses Paid During Period 1/1/21 to 6/30/21
Actual*
Standard Class Shares	$1,000.00	$1,013.80	0.58%	$0.66
Service Class Shares	1,000.00	1,013.20	0.93%	1.05
Hypothetical (5% return before expenses)**
Standard Class Shares	$1,000.00	$1,011.80	0.58%	$2.89
Service Class Shares	1,000.00	1,004.40	0.93%	4.62

*	The Fund commenced operations on May 21, 2021. The ending account value for “Actual” uses the performance since inception and is not annualized and the expenses paid during period for “Actual” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 41/365 (to reflect the actual since inception).
**	"Expenses Paid During Period" are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Lincoln S&P 500 Buffer Funds–1

Lincoln S&P 500 Buffer Funds
Disclosure
OF FUND EXPENSES (unaudited) (continued)
Each Fund operates under a fund of funds structure. Each Fund invests substantially all of its assets in other investment companies, including exchange-traded funds (collectively, the “Underlying Funds”). In addition to the Funds' expenses reflected above, the Funds also indirectly bear their portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in each table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.
Lincoln S&P 500 Buffer Funds–2

Lincoln S&P 500 Buffer Funds
Security Type/Sector Allocations (unaudited)
As of June 30, 2021
Sector designations may be different than the sector designations presented in other Fund materials.
Lincoln S&P 500 Buffer Fund May
Security Type/Sector	Percentage of Net Assets
Affiliated Investment	50.11%
Investment Company	50.11%
Equity Fund	50.11%
Unaffiliated Investments	55.40%
Investment Company	0.66%
Money Market Fund	0.66%
Options Purchased	54.74%
Centrally Cleared	54.74%
Call Options Purchased	49.00%
Put Option Purchased	5.74%
Total Investments	105.51%
Options Written	(5.56%)
Centrally Cleared	(5.56%)
Call Options Written	(2.51%)
Put Option Written	(3.05%)
Receivables and Other Assets Net of Liabilities	0.05%
Total Net Assets	100.00%
Lincoln S&P 500 Buffer Funds–3

Lincoln S&P 500 Ultra Buffer Fund
Security Type/Sector Allocations (unaudited)
As of June 30, 2021
Lincoln S&P 500 Ultra Buffer Fund May
Security Type/Sector	Percentage of Net Assets
Affiliated Investment	50.45%
Investment Company	50.45%
Equity Fund	50.45%
Unaffiliated Investments	56.01%
Investment Company	0.90%
Money Market Fund	0.90%
Options Purchased	55.11%
Centrally Cleared	55.11%
Call Options Purchased	49.33%
Put Option Purchased	5.78%
Total Investments	106.46%
Options Written	(6.52%)
Centrally Cleared	(6.52%)
Call Options Written	(4.82%)
Put Option Written	(1.70%)
Receivables and Other Assets Net of Liabilities	0.06%
Total Net Assets	100.00%
Lincoln S&P 500 Buffer Funds–4

Lincoln S&P 500 Buffer Fund May
Schedule of Investments
June 30, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–50.11%
INVESTMENT COMPANY–50.11%
Equity Fund–50.11%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA S&P 500 Index Fund	41,322	$ 1,145,945
Total Affiliated Investment (Cost $1,116,522)		1,145,945
UNAFFILIATED INVESTMENTS–55.40%
INVESTMENT COMPANY–0.66%
Money Market Fund–0.66%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.03%)	15,070	15,070
Total Investment Company (Cost $15,070)		15,070

	Number of Contracts	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)OPTIONS PURCHASED–54.74%
CENTRALLY CLEARED–54.74%
Call Options–49.00%
E-mini S&P 500 Index Strike price $10.40, expiration date 5/20/22, notional amount $28,080	27	$ 1,120,601
Put Options–5.74%
E-mini S&P 500 Index Strike price $415.62, expiration date 5/20/22, notional amount $2,244,348	54	131,289
Total Options Purchased (Cost $1,254,747)		1,251,890
Total Unaffiliated Investments (Cost $1,269,817)		1,266,960

TOTAL INVESTMENTS–105.51% (Cost $2,386,339)	2,412,905

	Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN–(5.56)%
CENTRALLY CLEARED–(5.56)%
Call Options–(2.51)%
E-mini S&P 500 Index Strike price $460.70, expiration date 5/20/22, notional amount $(2,487,780)	(54)	(57,335)
Put Options–(3.05)%
E-mini S&P 500 Index Strike price $365.74, expiration date 5/20/22, notional amount $(1,974,996)	(54)	(69,911)
Total Options Written (Premiums received $(139,937))		(127,246)
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.05%		1,267
NET ASSETS APPLICABLE TO 223,656 SHARES OUTSTANDING–100.00%		$2,286,926

✧✧ Standard Class shares.

Summary of Abbreviations:
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
Lincoln S&P 500 Buffer Funds–5

Lincoln S&P 500 Ultra Buffer Fund May
Schedule of Investments
June 30, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)AFFILIATED INVESTMENT–50.45%
INVESTMENT COMPANY–50.45%
Equity Fund–50.45%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA S&P 500 Index Fund	41,322	$ 1,145,945
Total Affiliated Investment (Cost $1,116,522)		1,145,945
UNAFFILIATED INVESTMENTS–56.01%
INVESTMENT COMPANY–0.90%
Money Market Fund–0.90%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.03%)	20,480	20,480
Total Investment Company (Cost $20,480)		20,480

	Number of Contracts	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)OPTIONS PURCHASED–55.11%
CENTRALLY CLEARED–55.11%
Call Options–49.33%
E-mini S&P 500 Index Strike price $10.39, expiration date 5/20/22, notional amount $28,053	27	$ 1,120,628
Put Options–5.78%
E-mini S&P 500 Index Strike price $415.61, expiration date 5/20/22, notional amount $2,244,294	54	131,271
Total Options Purchased (Cost $1,254,720)		1,251,899
Total Unaffiliated Investments (Cost $1,275,200)		1,272,379

TOTAL INVESTMENTS–106.46% (Cost $2,391,722)	2,418,324

	Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN–(6.52)%
CENTRALLY CLEARED–(6.52)%
Call Options–(4.82)%
E-mini S&P 500 Index Strike price $439.84, expiration date 5/20/22, notional amount $(2,375,136)	(54)	(109,350)
Put Options–(1.70)%
E-mini S&P 500 Index Strike price $324.17, expiration date 5/20/22, notional amount $(1,750,518)	(54)	(38,679)
Total Options Written (Premiums received $(145,319))		(148,029)
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.06%		1,264
NET ASSETS APPLICABLE TO 224,190 SHARES OUTSTANDING–100.00%		$2,271,559

✧✧ Standard Class shares.

Summary of Abbreviations:
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
Lincoln S&P 500 Buffer Funds–6

Lincoln S&P 500 Buffer Funds
Statements of Assets and Liabilities
June 30, 2021 (unaudited)
	Lincoln S&P 500 Buffer Fund	Lincoln S&P 500 Ultra Buffer Fund
ASSETS:
Unaffiliated investments, at value	$1,266,960	$1,272,379
Affiliated investments, at value	1,145,945	1,145,945
Expense reimbursement receivable from Lincoln Investment Advisors Corporation	19,593	19,585
Receivable for securities sold	17	17
Dividends and interest receivable	—	1
TOTAL ASSETS	2,432,515	2,437,927
LIABILITIES:
Options written, at value	127,246	148,029
Other accrued expenses payable	16,052	16,052
Due to manager and affiliates	2,291	2,287
TOTAL LIABILITIES	145,589	166,368
TOTAL NET ASSETS	$2,286,926	$2,271,559
Unaffiliated investments, at cost	$1,269,817	$1,275,200
Affiliated investments, at cost	1,116,522	1,116,522
Options written, premiums received	(139,937)	(145,319)
Standard Class:
Net Assets	$ 10,228	$ 10,138
Shares Outstanding	1,000	1,000
Net Asset Value Per Share	$ 10.228	$ 10.138
Service Class:
Net Assets	$2,276,698	$2,261,421
Shares Outstanding	222,656	223,190
Net Asset Value Per Share	$ 10.225	$ 10.132
COMPONENTS OF NET ASSETS AT JUNE 30, 2021:
Shares of beneficial interest (unlimited authorization–no par)	$2,249,674	$2,249,665
Distributable earnings/(accumulated loss)	37,252	21,894
TOTAL NET ASSETS	$2,286,926	$2,271,559
See accompanying notes, which are an integral part of the financial statements.
Lincoln S&P 500 Buffer Funds–7

Lincoln S&P 500 Buffer Funds
Statements of Operations
Period May 21, 2021* to June 30, 2021 (unaudited)
	Lincoln S&P 500 Buffer Fund	Lincoln S&P 500 Ultra Buffer Fund
INVESTMENT INCOME:
Dividends from unaffiliated investments	$ 1	$ 1
EXPENSES:
Reports and statements to shareholders	7,654	7,646
Professional fees	6,116	6,116
Custodian fees	4,478	4,478
Accounting and administration expenses	4,335	4,335
Management fees	1,188	1,186
Distribution fees-Service Class	752	750
Pricing fees	562	562
Trustees’ fees and expenses	128	128
Shareholder servicing fees	63	62
Consulting fees	17	17
Index fees	—	14
Other	1,169	1,153
	26,462	26,447
Less:
Management fees waived	(259)	(259)
Expenses reimbursed	(24,197)	(24,189)
Total operating expenses	2,006	1,999
NET INVESTMENT LOSS	(2,005)	(1,998)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	29,423	29,423
Options purchased	(2,857)	(2,821)
Options written	12,691	(2,710)
Net change in unrealized appreciation (depreciation)	39,257	23,892
NET REALIZED AND UNREALIZED GAIN	39,257	23,892
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 37,252	$ 21,894

*	Date of commencement of operations.
See accompanying notes, which are an integral part of the financial statements.
Lincoln S&P 500 Buffer Funds–8

Lincoln S&P 500 Buffer Funds
Statements of Changes in Net Assets
	Lincoln S&P 500 Buffer Fund May	Lincoln S&P 500 Ultra Buffer Fund May
	5/21/21* to 6/30/21 (unaudited)	5/21/21* to 6/30/21 (unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$ (2,005)	$ (1,998)
Net realized gain	—	—
Net change in unrealized appreciation (depreciation)	39,257	23,892
Net increase in net assets resulting from operations	37,252	21,894
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	10,000	10,000
Service Class	2,260,000	2,260,000
	2,270,000	2,270,000
Cost of shares redeemed:
Service Class	(20,326)	(20,335)
	(20,326)	(20,335)
Increase in net assets derived from capital share transactions	2,249,674	2,249,665
NET INCREASE IN NET ASSETS	2,286,926	2,271,559
NET ASSETS:
Beginning of period	—	—
End of period	$2,286,926	$2,271,559

*	Date of commencement of operations.
See accompanying notes, which are an integral part of the financial statements.
Lincoln S&P 500 Buffer Funds–9

Lincoln S&P 500 Buffer Fund May
Financial Highlights
Selected data for each share of the Fund outstanding throughout the period were as follows:
	Lincoln S&P 500 Buffer Fund
	Standard Class 5/21/21 [1] to 6/30/21 (unaudited)	Service Class 5/21/21[1] to 6/30/21 (unaudited)

Net asset value, beginning of period	$ 10.000	$ 10.000
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.009)	(0.010)
Net realized and unrealized gain	0.237	0.235
Total from investment operations	0.228	0.225
Net asset value, end of period	$ 10.228	$ 10.225
Total return[3]	2.28%	2.25%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 10	$ 2,277
Ratio of expenses to average net assets	0.58%	0.93%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	11.90%	12.25%
Ratio of net investment income (loss) to average net assets	(0.58%) [5]	(0.93%) [5]
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(11.90%) [5]	(12.25%) [5]
Portfolio turnover	24%	24%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
Lincoln S&P 500 Buffer Funds–10

Lincoln S&P 500 Ultra Buffer Fund May
Financial Highlights
Selected data for each share of the Fund outstanding throughout the period were as follows:
	Lincoln S&P 500 Ultra Buffer Fund
	Standard Class 5/21/21 [1] to 6/30/21 (unaudited)	Service Class 5/21/21[1] to 6/30/21 (unaudited)

Net asset value, beginning of period	$ 10.000	$ 10.000
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.006)	(0.010)
Net realized and unrealized gain	0.144	0.142
Total from investment operations	0.138	0.132
Net asset value, end of period	$ 10.138	$ 10.132
Total return[3]	1.38%	1.32%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 10	$ 2,261
Ratio of expenses to average net assets	0.58%	0.93%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	11.92%	12.27%
Ratio of net investment income (loss) to average net assets	(0.58%) [5]	(0.93%) [5]
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(11.92%) [5]	(12.27%) [5]
Portfolio turnover	24%	24%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
Lincoln S&P 500 Buffer Funds–11

Lincoln S&P 500 Buffer Funds
Notes to Financial Statements
June 30, 2021 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 105 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the Lincoln S&P 500 Buffer Fund May and Lincoln S&P 500 Ultra Buffer Fund May (each, a “Fund”, and collectively, the “Funds”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Funds are diversified management investment companies registered under the 1940 Act. Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold each Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
Each Fund operates under a fund of funds structure and invests substantially all of its assets in other open-end investment companies, primarily the LVIP SSGA S&P 500 Index Fund (the “Underlying Funds”). Each Fund is advised by Lincoln Investment Advisors Corporation (“LIAC”). The LVIP SSGA S&P 500 Index Fund, which is sub-advised by an unaffiliated adviser, invests primarily in the securities that make up the S& P 500® Index and money market instruments. A significant portion of the Underlying Funds employ a passive investment style (i.e., index funds). In addition to investment company investments, the Funds may invest in individual securities, such as money market instruments and FLexible EXchange®Options (“FLEX Options”) to seek to produce pre-determined investment outcomes based on the performance of the Index over one-year periods. Financial statements for the Underlying Funds can be found at www.sec.gov.
The investment objective of the Lincoln S&P 500 Buffer Fund May and Lincoln S&P 500 Ultra Buffer Fund May is to seek to provide returns that track those of the S&P 500 Price Return Index up to a cap, while providing a buffer against losses.
1. Significant Accounting Policies
Each Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, each Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Funds.
Security Valuation –The Funds value Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.   FLexible EXchange® Options (“FLEX Options”) are valued based on the transaction prices executed by the Funds’ sub-adviser, except on days in which the sub-adviser does not trade FLEX Options; on the days the sub-adviser does not trade FLEX Options, FLEX Options are valued using evaluated prices obtained from an approved pricing vendor.
Federal Income Taxes–No provision for federal income taxes has been made because each Fund intends to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing each Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current period. Management has analyzed the tax positions to be taken on each Fund's federal income tax return through the period May 21, 2021* through June 30, 2021, and has concluded that no provision for federal income tax is required in the Funds' financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statements of Operations. During period May 21, 2021* through June 30, 2021, the Funds did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.
 The Funds declare and distribute dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
* Date of commencement of operations.
Lincoln S&P 500 Buffer Funds–12

Lincoln S&P 500 Buffer Funds
Notes to Financial Statements (continued)
2. Management Fees and Other Transactions With Affiliates
LIAC is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of each Fund's investment portfolio, including monitoring of each Fund's investment sub-adviser, and providing certain administrative services to each Fund.   For its services, LIAC receives a management fee at an annual rate of 0.55% of each Fund's average daily net assets.   LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.12% of each Fund's average daily net assets.   This agreement will continue at least through May 20, 2022, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LIAC.   The management fee, net of waivers, is calculated daily and paid monthly.   The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LIAC).
LIAC has contractually agreed to reimburse each Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.58% of the Fund’s average daily net assets for the Standard Class and 0.93% for the Service Class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through May 20, 2022, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.
LIAC retains the right to receive reimbursements of excess amounts waived or paid by LIAC under the expense limitation agreement. Each Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that each Fund is able to effect such payments to LIAC and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. As of June 30, 2021, no expense reimbursements were subject to recoupment.
Milliman Financial Risk Management LLC (the “Sub-Adviser”) is responsible for managing the Funds' defined outcome strategy. For these services, LIAC, not the Funds, pays the Sub-Adviser a fee based on each Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Funds. For these services, the Funds reimburse Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statements of Operations. For the period May 21, 2021* through June 30, 2021, costs for these administrative and legal services were as follows:
	Lincoln S&P 500 Buffer Fund May	Lincoln S&P 500 Ultra Buffer Fund May
Administrative	$5	$5
Legal	1	1
Lincoln Life also provides certain contract holder and additional corporate services to the Funds. Each Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of each Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statements of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Funds. The cost of these services is included in “Reports and statements to shareholders” on the Statements of Operations. The Funds reimburse Lincoln Life for the cost of these services. For the period May 21, 2021* through June 30, 2021, these fees were as follows:
	Lincoln S&P 500 Buffer Fund May	Lincoln S&P 500 Ultra Buffer Fund May
Printing and mailing	$786	$786
The Funds currently offer two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to their distribution and service plan, the Funds are authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fees are calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statements of Operations, the Funds indirectly bear the investment management fees and other expenses of the Underlying Funds in which they invest. Because each of the Underlying Funds has varied expense and fee levels, and the Funds may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
Lincoln S&P 500 Buffer Funds–13

Lincoln S&P 500 Buffer Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
At June 30, 2021, each Fund had receivables due from and liabilities payable to affiliates as follows:
	Lincoln S&P 500 Buffer Fund May	Lincoln S&P 500 Ultra Buffer Fund May
Expense reimbursement receivable due from LIAC	$19,593	$19,585
Management fees payable to LIAC	802	799
Distribution fees payable to LFD	649	648
Printing and mailing fees payable to Lincoln Life	786	786
Shareholder servicing fees payable to Lincoln Life	54	54
Certain officers and trustees of the Funds are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Funds. The Funds pay compensation to unaffiliated trustees.
At June 30, 2021, Lincoln Life directly owned 100.00% of Lincoln S&P 500 Buffer Fund and Lincoln S&P 500 Ultra Buffer Fund.
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Funds and the corresponding investment activity for the period May 21, 2021* through June 30, 2021, were as follows:
Lincoln S&P 500 Buffer Fund May
	Value 5/21/21*	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/21	Number of Shares 06/30/21	Dividends	Capital Gain Distributions
INVESTMENT COMPANY-50.11%@
Equity Fund-50.11%@
✧✧LVIP SSGA S&P 500 Index Fund	$—	$1,116,522	$—	$—	$29,423	$1,145,945	41,322	$—	$—

* Date of commencement of operations.
@ As a percentage of Net Assets as of June 30, 2021.
✧✧ Standard Class shares.
Lincoln S&P 500 Ultra Buffer Fund May
	Value 5/21/21*	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/21	Number of Shares 06/30/21	Dividends	Capital Gain Distributions
INVESTMENT COMPANY-50.45%@
Equity Fund-50.45%@
✧✧LVIP SSGA S&P 500 Index Fund	$—	$1,116,522	$—	$—	$29,423	$1,145,945	41,322	$—	$—

* Date of commencement of operations.
@ As a percentage of Net Assets as of June 30, 2021.
✧✧ Standard Class shares.
* Date of commencement of operations.
Lincoln S&P 500 Buffer Funds–14

Lincoln S&P 500 Buffer Funds
Notes to Financial Statements (continued)
3. Investments
For the period May 21, 2021* through June 30, 2021, each Fund made purchases and sales of investment securities and short-term investments as follows:
	Lincoln S&P 500 Buffer Fund May	Lincoln S&P 500 Ultra Buffer Fund May
Purchases	$1,404,848	$1,410,824
Sales	273,255	273,823
At June 30, 2021, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2021, the cost and unrealized appreciation (depreciation) of investments were as follows:
	Lincoln S&P 500 Buffer Fund May	Lincoln S&P 500 Ultra Buffer Fund May
Cost of investments and derivatives	$2,386,339	$2,391,722
Aggregate unrealized appreciation of investments and derivatives	$ 61,168	$ 61,168
Aggregate unrealized depreciation of investments and derivatives	(34,603)	(34,566)
Net unrealized appreciation of investments and derivatives	$ 26,565	$ 26,602
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Assets and Liabilities are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2021.
U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including each Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Lincoln S&P 500 Buffer Funds–15

Lincoln S&P 500 Buffer Funds
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of each Fund's investments by fair value hierarchy levels as of June 30, 2021:
Lincoln S&P 500 Buffer Fund May
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Company	$1,145,945	$ —	$—	$1,145,945
Unaffiliated Investment Company	15,070	—	—	15,070
Options Purchased	—	1,251,890	—	1,251,890
Total Investments	$1,161,015	$1,251,890	$—	$2,412,905
Derivatives:
Liabilities:
Options Written	$ —	$ (127,246)	$—	$ (127,246)
There were no Level 3 investments at the beginning or end of the period.
Lincoln S&P 500 Ultra Buffer Fund May
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Company	$1,145,945	$ —	$—	$1,145,945
Unaffiliated Investment Company	20,480	—	—	20,480
Options Purchased	—	1,251,899	—	1,251,899
Total Investments	$1,166,425	$1,251,899	$—	$2,418,324
Derivatives:
Liabilities:
Options Written	$ —	$ (148,029)	$—	$ (148,029)
There were no Level 3 investments at the beginning or end of the period.
* Date of commencement of operations.
4. Capital Shares
Transactions in capital shares were as follows:
	Lincoln S&P 500 Buffer Fund May	Lincoln S&P 500 Ultra Buffer Fund May
	5/21/21 * to	5/21/21 * to
	6/30/21	6/30/21
Shares sold:
Standard Class	1,000	1,000
Service Class	224,689	225,223
Shares reinvested:
Standard Class	—	—
Service Class	—	—
	225,689	226,223
Shares redeemed:
Standard Class	—	—
Service Class	(2,033)	(2,033)
	(2,033)	(2,033)
Net increase	223,656	224,190

*	Date of commencement of operations.
Lincoln S&P 500 Buffer Funds–16

Lincoln S&P 500 Buffer Funds
Notes to Financial Statements (continued)
5. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Options Contracts–During the period May 21, 2021* through June 30, 2021, the Funds entered into options contracts in the normal course of pursuing its investment objective and strategies. The Funds may buy or write options contracts for any number of reasons, including without limitation: to manage the Funds' exposure to changes in securities prices caused by interest rates or market conditions and foreign currencies; as an efficient means of adjusting the Funds' overall exposure to certain markets; to protect the value of portfolio securities; to facilitate investments in portfolio securities; as a cash management tool; and to generate income. The Funds may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When a Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When a Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains. The difference between the premium received and the amount paid at the close of the transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether a Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Funds. The Funds, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Funds are subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. When buying options, the Funds are subject to counterparty risk.
During the period May 21, 2021* through June 30, 2021, the Fund used options contracts, to manage the Fund’s exposure to changes in securities prices caused by interest rates or market conditions; to manage the Fund’s exposure to changes in foreign currencies; to adjust the Fund’s overall exposure to certain markets; to generate income; to protect the value of portfolio securities; as a cash management tool; to purchase the underlying security for the Fund at a price lower than the current market value of the security by selling put options; to facilitate investments in portfolio securities; to offset capital losses and to receive premiums for writing options.
Fair values of derivative instruments as of June 30, 2021 were as follows:
Lincoln S&P 500 Buffer Fund May
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Options purchased (Equity contracts)	Unaffiliated Investments, at value	$1,251,890	Unaffiliated Investments, at value	$ —
Options written (Equity contracts)	Options written, at value	—	Options written, at value	(127,246)
Total		$1,251,890		$(127,246)
The effect of derivative instruments on the Statements of Operations for the period May 21, 2021* through June 30, 2021 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Options purchased (Equity contracts)	Net realized gain (loss) from options purchased and net change in unrealized appreciation (depreciation) of options purchased	$—	$ (2,857)
Options written (Equity contracts)	Net realized gain (loss) from options written and net change in unrealized appreciation (depreciation) of options written	—	12,691
Total		$—	$ 9,834
Lincoln S&P 500 Buffer Funds–17

Lincoln S&P 500 Buffer Funds
Notes to Financial Statements (continued)
 5. Derivatives (continued)
Fair values of derivative instruments as of June 30, 2021 were as follows:
Lincoln S&P 500 Ultra Buffer Fund May
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Options purchased (Equity contracts)	Unaffiliated Investments, at value	$1,251,899	Unaffiliated Investments, at value	$ —
Options written (Equity contracts)	Options written, at value	—	Options written, at value	(148,029)
Total		$1,251,899		$(148,029)
The effect of derivative instruments on the Statements of Operations for the period May 21, 2021* through June 30, 2021 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Options purchased (Equity contracts)	Net realized gain (loss) from options purchased and net change in unrealized appreciation (depreciation) of options purchased	$—	$(2,821)
Options written (Equity contracts)	Net realized gain (loss) from options written and net change in unrealized appreciation (depreciation) of options written	—	(2,710)
Total		$—	$(5,531)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by each Fund during the period May 21, 2021* through June 30, 2021.
	Long Derivative Volume	Short Derivative Volume
	Options Contracts (Average Value)	Options Contracts (Average Value)
Lincoln S&P 500 Buffer Fund May	$357,226	$36,789
Lincoln S&P 500 Ultra Buffer Fund May	357,228	40,850
* Date of commencement of operations.
6. Risk Factors
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds' investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Funds' portfolio investments.
7. Contractual Obligations
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown; however, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of material loss to be remote.
Lincoln S&P 500 Buffer Funds–18

Lincoln S&P 500 Buffer Funds
Notes to Financial Statements (continued)
8. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Funds financial statements.
Lincoln S&P 500 Buffer Funds–19

Lincoln S&P 500 Buffer Funds
Other Fund Information (unaudited)
Approval of Investment Management and Subadvisory Agreements
On June 2-3, August 12 and September 1-2, 2020, the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things, (i) the approval of the investment management agreement between the Trust and Lincoln Investment Advisors Corporation (“LIAC”) and (ii) the approval of the sub-advisory agreement with Milliman Financial Risk Management LLC (“Milliman”) (collectively, with the investment management agreement, the “Advisory Agreements”) for eight new series of the Trust, including the Lincoln S&P 500 Buffer Fund May and Lincoln S&P 500 Ultra Buffer Fund May (each a “Fund” and collectively the “Funds”). The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) reported that they had reviewed materials provided by LIAC, Lincoln National Life Insurance Company (“Lincoln Life”) and Milliman prior to and during the meeting. Among other information, LIAC, Lincoln Life and Milliman provided information to assist the Independent Trustees in assessing the nature, extent and quality of services to be provided, including a presentation by representatives of Milliman at the August 12, 2020 Board meeting. After reviewing the information received, the Independent Trustees requested supplemental information and LIAC provided materials in response. The Board determined that, given the totality of the information provided in connection with the 2020 annual contract renewal process and with respect to the Advisory Agreements, the Board had received sufficient information to approve the Advisory Agreements. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and employees of Lincoln Life and LIAC to consider the approval of the Advisory Agreements.
Based upon its review, the Board concluded that it was in the best interests of each Fund that the Advisory Agreements be approved. In considering the approval of the Advisory Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.
Approval of Investment Management Agreement
Nature, Extent and Quality of Services. In considering the approval of the investment management agreement with LIAC, the Board considered the nature, extent and quality of services expected to be provided to each Fund by LIAC, including LIAC personnel and resources. The Board considered that LIAC provided investment management services to the other funds in the Trust and that the Board reviewed extensive information provided by LIAC in connection with the 2020 contract renewal process. The Board considered LIAC’s rationale for proposing the Funds. The Board reviewed the services to be provided by LIAC in serving as investment adviser, including the backgrounds of the personnel providing the investment management services and compliance staff. The Board also considered that certain Lincoln Life personnel provide services to the other funds in the Trust on behalf of LIAC and that Lincoln Life was proposed to provide administrative services to each Fund under a separate administration agreement. The Board concluded that the services provided by LIAC were expected to be satisfactory.
Performance. With respect to performance, the Board considered that the Funds had not commenced operations.
Management Fee. The Board reviewed each Fund’s proposed investment management fee and estimated net expense ratio and reviewed information comparing the gross investment management fee and net expense ratio to those of a peer group provided by LIAC. The Board noted that the peer group provided by LIAC included funds organized as exchange-traded funds, some of which pay a unitary fee.
The Board noted that the gross investment management fee for each Fund was below the median gross investment management fee of the peer group. The Board considered that LIAC proposed to waive a portion of its advisory fee for at least one year after each Fund’s launch, and implement an expense limitation for the Standard and Service class until at least May 20, 2022. The Board also considered that each Fund’s estimated net expense ratio for Standard class shares, giving effect to the expense limitation, was lower than the median net expense ratio of the peer group. In light of the nature, quality and extent of services to be provided by LIAC, including sub-adviser oversight, the Board concluded that each Fund’s investment management fee was reasonable.
Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that the Funds had not commenced operations and that LIAC proposed an advisory fee waiver for each Fund for at least one year after each Fund’s launch and an expense limitation for each Fund’s Standard and Service class shares through at least May 20, 2022 and concluded that economies of scale were appropriately shared with investors.
Profitability. The Board also reviewed the estimated profitability analysis to LIAC with respect to each Fund and concluded that the estimated profitability of LIAC in connection with the management of the each Fund was not unreasonable.
Fallout Benefits. Because of its relationship with the Fund, LIAC and its affiliates may receive certain benefits. The Board considered materials provided during the 2020 contract renewal process as to any such benefits to LIAC and its affiliates. Lincoln Life and its affiliated insurance companies (“Lincoln Insurance Companies”) receive 12b-1 fees which are paid by the Fund’s Service class shares through Lincoln Financial Distributors, Inc., which is the principal underwriter and distributor for the Fund. Lincoln Life serves as the administrator for the Fund for which it is separately compensated. The Board also noted that Lincoln Insurance Companies may be eligible to claim on their tax returns “dividends received deductions” in connection with dividends received from LVIP Funds by the Lincoln Insurance Companies holding Fund shares on behalf of contract holders.
Lincoln S&P 500 Buffer Funds–20

Lincoln S&P 500 Buffer Funds
Other Fund Information (unaudited) (continued)
Approval of Subadvisory Agreement
Nature, Extent and Quality of Services. In considering the approval of the sub-advisory agreement between LIAC and Milliman with respect to each Fund, the Board considered the nature, extent and quality of day-to-day investment management services to be provided by Milliman under the sub-advisory agreement. The Board considered that Milliman provided sub-advisory services to other funds in the Trust and that the Board reviewed extensive information provided by Milliman in connection with the 2020 contract renewal process. The Board reviewed the services to be provided by Milliman, the background of the investment professionals to be servicing the Funds, and the reputation, resources and sub-advisory experience of Milliman. They also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance and regulatory matters. The Board concluded that the services to be provided by Milliman were expected to be satisfactory.
Performance. With respect to performance, the Board considered that the Funds had not commenced operations.
Sub-Advisory Fee and Economies of Scale. The Board reviewed the proposed sub-advisory fee schedule and considered that the sub-advisory fee schedule was negotiated between LIAC and Milliman, an unaffiliated third party, and that LIAC would compensate Milliman from its fees. The Board concluded that the proposed subadvisory fee for each Fund was reasonable.
Profitability and Fallout Benefits. The Board noted that the proposed sub-advisory fee schedule was negotiated between LIAC and Milliman, an unaffiliated third party, and that LIAC would compensate Milliman from its fees. The Board reviewed materials provided by Milliman as to any additional benefits it receives and noted that Milliman indicated that its business in the aggregate derives non-pecuniary benefits from synergies related to conducting defined outcome programs for clients in large volume among them trading, operations, compliance and research and that Milliman may receive intangible benefits from association with the Funds, such as favorable publicity in relevant markets.
Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreements for each Fund are fair and reasonable, and that approval of the Advisory Agreements is in the best interests of each Fund.
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Funds have established a liquidity risk management program to govern their approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Funds' investment adviser. The Funds' Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting each Fund's compliance with limits on investments in illiquid assets and mitigating the risk that a Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Fund's liquidity and the periodic classification and re-classification of a Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions.
The Funds were not operational as of December 31, 2020 and therefore were not included in the Committee’s most recent written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program. The Funds will be included in the next annual report of the Committee, which will cover the period of January 1, 2021 through December 31, 2021.
Please refer to each Fund's prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Lincoln S&P 500 Buffer Funds–21

LVIP Aggressive Growth Allocation Managed Risk Funds
LVIP Global Aggressive Growth Allocation Managed Risk Fund
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
each a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2021

LVIP Aggressive Growth Allocation Managed Risk Funds
Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as exhibits to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Funds' proxy voting procedures and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Aggressive Growth Allocation Managed Risk Funds
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2021 to June 30, 2021
Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis tables. The Expense Analysis tables do not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. These Expense Analyses are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analyses are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021 to June 30, 2021.
Actual Expenses
The first section of the tables, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the tables, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the tables are meant to highlight your ongoing costs only. The Funds do not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Funds' expenses shown in the tables reflect fee waivers and reimbursements in effect.
LVIP Global Aggressive Growth Allocation Managed Risk Fund
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/21	Ending Account Value 6/30/21	Annualized Expense Ratio	Expenses Paid During Period 1/1/21 to 6/30/21*
Actual
Standard Class Shares	$1,000.00	$1,106.70	0.33%	$1.72
Service Class Shares	1,000.00	1,105.40	0.58%	3.03
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.10	0.33%	$1.66
Service Class Shares	1,000.00	1,021.90	0.58%	2.91
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/21	Ending Account Value 6/30/21	Annualized Expense Ratio	Expenses Paid During Period 1/1/21 to 6/30/21*
Actual
Standard Class Shares	$1,000.00	$1,113.10	0.32%	$1.68
Service Class Shares	1,000.00	1,111.70	0.57%	2.98
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.20	0.32%	$1.61
Service Class Shares	1,000.00	1,021.90	0.57%	2.86

*	"Expenses Paid During Period" are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
Each Fund operates under a fund of funds structure. Each Fund invests substantially all of its assets in other investment companies, including exchange-traded funds (collectively, the “Underlying Funds”). In addition to the Funds' expenses reflected above, the Funds also indirectly bear their portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in each table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

LVIP Aggressive Growth Allocation Managed Risk Funds–1

LVIP Aggressive Growth Allocation Managed Risk Funds
Security Type/Sector Allocations (unaudited)
As of June 30, 2021
Sector designations may be different than the sector designations presented in other Fund materials.
LVIP Global Aggressive Growth Allocation Managed Risk Fund
Security Type/Sector	Percentage of Net Assets
Affiliated Investments	97.23%
Investment Companies	97.23%
Equity Funds	49.26%
Fixed Income Funds	17.47%
Global Equity Fund	1.47%
International Equity Funds	29.03%
Unaffiliated Investment	2.70%
Investment Company	2.70%
Money Market Fund	2.70%
Total Investments	99.93%
Receivables and Other Assets Net of Liabilities	0.07%
Total Net Assets	100.00%
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Security Type/Sector	Percentage of Net Assets
Affiliated Investments	97.69%
Investment Companies	97.69%
Equity Funds	78.38%
Fixed Income Funds	17.36%
Global Equity Fund	1.95%
Unaffiliated Investment	2.20%
Investment Company	2.20%
Money Market Fund	2.20%
Total Investments	99.89%
Receivables and Other Assets Net of Liabilities	0.11%
Total Net Assets	100.00%
LVIP Aggressive Growth Allocation Managed Risk Funds–2

LVIP Global Aggressive Growth Allocation Managed Risk Fund
Schedule of Investments
June 30, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–97.23%
INVESTMENT COMPANIES–97.23%
Equity Funds–49.26%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Delaware Mid Cap Value Fund	95,818	$ 4,056,152
LVIP SSGA Large Cap 100 Fund	803,299	12,665,618
LVIP SSGA Mid-Cap Index Fund	739,308	11,078,536
LVIP SSGA Nasdaq-100 Index Fund	207,522	2,206,995
LVIP SSGA S&P 500 Index Fund	1,745,356	48,402,202
LVIP SSGA Small-Cap Index Fund	298,821	12,603,093
LVIP T. Rowe Price Growth Stock Fund	127,204	9,480,389
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	95,101	3,814,407
		104,307,392
Fixed Income Funds–17.47%
✧✧Lincoln Variable Insurance Products Trust-
LVIP BlackRock Inflation Protected Bond Fund	560,670	6,026,640
LVIP Delaware Bond Fund	785,742	11,157,539
LVIP SSGA Bond Index Fund	724,722	8,585,779
LVIP Western Asset Core Bond Fund	1,057,770	11,213,415
		36,983,373
Global Equity Fund–1.47%
✧✧Lincoln Variable Insurance Products Trust– LVIP BlackRock Global Real Estate Fund	303,923	3,120,075
		3,120,075
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
International Equity Funds–29.03%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Loomis Sayles Global Growth Fund	243,585	$ 4,223,026
LVIP MFS International Growth Fund	456,275	10,710,142
LVIP Mondrian International Value Fund	441,848	7,594,932
LVIP SSGA Developed International 150 Fund	510,451	4,468,997
LVIP SSGA Emerging Markets 100 Fund	155,167	1,496,737
LVIP SSGA Emerging Markets Equity Index Fund	857,975	12,172,094
LVIP SSGA International Index Fund	1,843,553	20,804,501
		61,470,429
Total Affiliated Investments (Cost $164,175,907)		205,881,269

UNAFFILIATED INVESTMENT–2.70%
INVESTMENT COMPANY–2.70%
Money Market Fund–2.70%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.03%)	5,718,103	5,718,103
Total Unaffiliated Investment (Cost $5,718,103)		5,718,103

TOTAL INVESTMENTS–99.93% (Cost $169,894,010)	211,599,372
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.07%	140,814
NET ASSETS APPLICABLE TO 17,141,838 SHARES OUTSTANDING–100.00%	$211,740,186

✧✧ Standard Class shares.
LVIP Aggressive Growth Allocation Managed Risk Funds–3

LVIP Global Aggressive Growth Allocation Managed Risk Fund
Schedule of Investments (continued)
The following futures contracts were outstanding at June 30, 2021:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
1	Australian Dollar	$ 74,980	$ 77,461	9/13/21	$ —	$ (2,481)
3	British Pound	258,844	264,009	9/13/21	—	(5,165)
4	Euro	593,250	610,418	9/13/21	—	(17,168)
3	Japanese Yen	337,763	342,985	9/13/21	—	(5,222)
					—	(30,036)
Equity Contracts:
8	E-mini MSCI Emerging Markets Index	545,920	546,206	9/17/21	—	(286)
4	E-mini Russell 2000 Index	461,560	461,183	9/17/21	377	—
12	E-mini S&P 500 Index	2,573,160	2,537,409	9/17/21	35,751	—
3	E-mini S&P MidCap 400 Index	807,720	817,697	9/17/21	—	(9,977)
12	Euro STOXX 50 Index	577,057	588,876	9/17/21	—	(11,819)
2	FTSE 100 Index	193,122	196,430	9/17/21	—	(3,308)
2	OMXS 30 Index	52,956	53,622	7/16/21	—	(666)
2	TOPIX Index	349,791	352,224	9/9/21	—	(2,433)
					36,128	(28,489)
Total Futures Contracts					$36,128	$(58,525)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2021. Only current day variation margin is reported on the Statements of Assets and Liabilities.

Summary of Abbreviations:
FTSE–Financial Times Stock Exchange
MSCI–Morgan Stanley Capital International
OMXS–Stockholm Stock Exchange
S&P–Standard & Poor’s
TOPIX–Tokyo Stock Price Index
See accompanying notes, which are an integral part of the financial statements.
LVIP Aggressive Growth Allocation Managed Risk Funds–4

LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Schedule of Investments
June 30, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–97.69%
INVESTMENT COMPANIES–97.69%
Equity Funds–78.38%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Baron Growth Opportunities Fund	50,429	$ 4,506,253
LVIP MFS Value Fund	476,537	25,936,492
LVIP SSGA Mid-Cap Index Fund	428,088	6,414,903
LVIP SSGA Nasdaq-100 Index Fund	176,410	1,876,119
LVIP SSGA S&P 500 Index Fund	1,505,170	41,741,384
LVIP SSGA Small-Cap Index Fund	298,329	12,582,311
LVIP SSGA Small-Mid Cap 200 Fund	147,147	2,538,133
LVIP T. Rowe Price Growth Stock Fund	385,300	28,716,007
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	193,206	7,749,278
LVIP Wellington SMID Cap Value Fund	323,413	9,787,448
		141,848,328
Fixed Income Funds–17.36%
✧✧Lincoln Variable Insurance Products Trust-
LVIP BlackRock Inflation Protected Bond Fund	476,087	5,117,462
LVIP Delaware Bond Fund	641,875	9,114,625
LVIP SSGA Bond Index Fund	676,632	8,016,054
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Fixed Income Funds (continued)
✧✧Lincoln Variable Insurance Products Trust- (continued)
LVIP Western Asset Core Bond Fund	864,154	$ 9,160,899
		31,409,040
Global Equity Fund–1.95%
✧✧Lincoln Variable Insurance Products Trust– LVIP BlackRock Global Real Estate Fund	344,367	3,535,277
		3,535,277
Total Affiliated Investments (Cost $136,002,446)		176,792,645

UNAFFILIATED INVESTMENT–2.20%
INVESTMENT COMPANY–2.20%
Money Market Fund–2.20%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.03%)	3,976,119	3,976,119
Total Unaffiliated Investment (Cost $3,976,119)		3,976,119

TOTAL INVESTMENTS–99.89% (Cost $139,978,565)	180,768,764
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.11%	204,618
NET ASSETS APPLICABLE TO 14,205,837 SHARES OUTSTANDING–100.00%	$180,973,382

✧✧ Standard Class shares.
LVIP Aggressive Growth Allocation Managed Risk Funds–5

LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Schedule of Investments (continued)
The following futures contracts were outstanding at June 30, 2021:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contracts:
5	E-mini Russell 2000 Index	$ 576,950	$ 576,479	9/17/21	$ 471	$ —
17	E-mini S&P 500 Index	3,645,310	3,594,663	9/17/21	50,647	—
3	E-mini S&P MidCap 400 Index	807,720	817,697	9/17/21	—	(9,977)
Total Futures Contracts					$51,118	$(9,977)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2021. Only current day variation margin is reported on the Statements of Assets and Liabilities.

Summary of Abbreviations:
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP Aggressive Growth Allocation Managed Risk Funds–6

LVIP Aggressive Growth Allocation Managed Risk Funds
Statements of Assets and Liabilities
June 30, 2021 (unaudited)
	LVIP Global Aggressive Growth Allocation Managed Risk Fund	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
ASSETS:
Affiliated investments, at value	$205,881,269	$176,792,645
Unaffiliated investments, at value	5,718,103	3,976,119
Cash collateral held at broker for futures contracts	335,002	260,000
Receivable for fund shares sold	27,623	77,013
Expense reimbursement receivable from Lincoln Investment Advisors Corporation	2,732	2,992
Prepaid expenses	362	304
Dividends and interest receivable	119	82
Variation margin due from broker on futures contracts	—	7,193
TOTAL ASSETS	211,965,210	181,116,348
LIABILITIES:
Due to manager and affiliates	93,492	81,055
Payable for securities purchased	68,261	13,700
Other accrued expenses payable	41,988	34,093
Variation margin due to broker on futures contracts	11,546	—
Payable for fund shares redeemed	9,737	14,118
TOTAL LIABILITIES	225,024	142,966
TOTAL NET ASSETS	$211,740,186	$180,973,382
Affiliated investments, at cost	$164,175,907	$136,002,446
Unaffiliated investments, at cost	5,718,103	3,976,119
Standard Class:
Net Assets	$ 3,400,009	$ 1,066,116
Shares Outstanding	274,378	83,444
Net Asset Value Per Share	$ 12.392	$ 12.776
Service Class:
Net Assets	$208,340,177	$179,907,266
Shares Outstanding	16,867,460	14,122,393
Net Asset Value Per Share	$ 12.352	$ 12.739
COMPONENTS OF NET ASSETS AT JUNE 30, 2021:
Shares of beneficial interest (unlimited authorization–no par)	$180,546,824	$150,589,418
Distributable earnings/(accumulated loss)	31,193,362	30,383,964
TOTAL NET ASSETS	$211,740,186	$180,973,382
See accompanying notes, which are an integral part of the financial statements.
LVIP Aggressive Growth Allocation Managed Risk Funds–7

LVIP Aggressive Growth Allocation Managed Risk Funds
Statements of Operations
Six Months Ended June 30, 2021 (unaudited)
	LVIP Global Aggressive Growth Allocation Managed Risk Fund	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
INVESTMENT INCOME:
Dividends from unaffiliated investments	$ 336	$ 588
EXPENSES:
Management fees	232,584	200,352
Distribution fees-Service Class	228,787	199,173
Accounting and administration expenses	37,915	37,024
Shareholder servicing fees	26,980	23,241
Professional fees	15,557	13,959
Custodian fees	7,584	4,497
Trustees’ fees and expenses	1,880	1,600
Reports and statements to shareholders	1,500	1,361
Consulting fees	1,490	1,483
Pricing fees	542	237
Other	2,140	1,966
	556,959	484,893
Less:
Management fees waived	(4,652)	(12,021)
Expenses reimbursed	(21,160)	(21,256)
Total operating expenses	531,147	451,616
NET INVESTMENT LOSS	(530,811)	(451,028)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of affiliated investments	523,455	227,888
Futures contracts	617,679	(630,586)
Net realized gain (loss)	1,141,134	(402,698)
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	17,968,886	17,818,170
Foreign currencies	(3,591)	—
Futures contracts	(130,137)	(52,395)
Net change in unrealized appreciation (depreciation)	17,835,158	17,765,775
NET REALIZED AND UNREALIZED GAIN	18,976,292	17,363,077
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$18,445,481	$16,912,049
See accompanying notes, which are an integral part of the financial statements.
LVIP Aggressive Growth Allocation Managed Risk Funds–8

LVIP Aggressive Growth Allocation Managed Risk Funds
Statements of Changes in Net Assets
	LVIP Global Aggressive Growth Allocation Managed Risk Fund		LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
	Six Months Ended 6/30/21 (unaudited)	Year Ended 12/31/20	Six Months Ended 6/30/21 (unaudited)	Year Ended 12/31/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ (530,811)	$ 1,816,580	$ (451,028)	$ 1,042,916
Net realized gain (loss)	1,141,134	(10,079,665)	(402,698)	(8,204,031)
Net change in unrealized appreciation (depreciation)	17,835,158	20,286,856	17,765,775	19,388,856
Net increase in net assets resulting from operations	18,445,481	12,023,771	16,912,049	12,227,741
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(49,144)	—	(13,069)
Service Class	—	(2,545,829)	—	(1,824,803)
	—	(2,594,973)	—	(1,837,872)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	396,613	625,622	129,457	728,974
Service Class	38,196,475	62,836,713	35,475,397	59,723,409
Reinvestment of dividends and distributions:
Standard Class	—	49,144	—	13,069
Service Class	—	2,545,829	—	1,824,803
	38,593,088	66,057,308	35,604,854	62,290,255
Cost of shares redeemed:
Standard Class	(84,740)	(145,621)	(30,482)	(55,657)
Service Class	(10,517,000)	(14,936,546)	(11,056,986)	(17,296,347)
	(10,601,740)	(15,082,167)	(11,087,468)	(17,352,004)
Increase in net assets derived from capital share transactions	27,991,348	50,975,141	24,517,386	44,938,251
NET INCREASE IN NET ASSETS	46,436,829	60,403,939	41,429,435	55,328,120
NET ASSETS:
Beginning of period	165,303,357	104,899,418	139,543,947	84,215,827
End of period	$211,740,186	$165,303,357	$180,973,382	$139,543,947
See accompanying notes, which are an integral part of the financial statements.
LVIP Aggressive Growth Allocation Managed Risk Funds–9

LVIP Global Aggressive Growth Allocation Managed Risk Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Global Aggressive Growth Allocation Managed Risk Fund Standard Class
	Six Months Ended 6/30/21[2] (unaudited)	Year Ended		11/1/18 [1] to 12/31/18
		12/31/20	12/31/19
Net asset value, beginning of period	$ 11.197	$ 10.710	$ 9.502	$ 10.000
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.019)	0.166	0.385	0.217
Net realized and unrealized gain (loss)	1.214	0.522	1.274	(0.536)
Total from investment operations	1.195	0.688	1.659	(0.319)
Less dividends and distributions from:
Net investment income	—	(0.201)	(0.418)	(0.179)
Net realized gain	—	—	(0.018)	—
Return of capital	—	—	(0.015)	—
Total dividends and distributions	—	(0.201)	(0.451)	(0.179)
Net asset value, end of period	$ 12.392	$ 11.197	$ 10.710	$ 9.502
Total return[4]	10.67%	6.44%	17.46%	(3.18%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 3,400	$ 2,781	$ 2,092	$ 10
Ratio of expenses to average net assets[5]	0.33%	0.33%	0.33%	0.33%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.35%	0.39%	0.51%	3.81%
Ratio of net investment income (loss) to average net assets	(0.33%) [6]	1.60%	3.71%	13.07%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.35%) [6]	1.54%	3.53%	9.54%
Portfolio turnover	9%	29%	32%	4%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Aggressive Growth Allocation Managed Risk Funds–10

LVIP Global Aggressive Growth Allocation Managed Risk Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Global Aggressive Growth Allocation Managed Risk Fund Service Class
	Six Months Ended 6/30/21[2] (unaudited)	Year Ended		11/1/18 [1] to 12/31/18
		12/31/20	12/31/19
Net asset value, beginning of period	$ 11.174	$ 10.694	$ 9.500	$ 10.000
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.034)	0.139	0.360	0.209
Net realized and unrealized gain (loss)	1.212	0.519	1.273	(0.533)
Total from investment operations	1.178	0.658	1.633	(0.324)
Less dividends and distributions from:
Net investment income	—	(0.178)	(0.406)	(0.176)
Net realized gain	—	—	(0.018)	—
Return of capital	—	—	(0.015)	—
Total dividends and distributions	—	(0.178)	(0.439)	(0.176)
Net asset value, end of period	$ 12.352	$ 11.174	$ 10.694	$ 9.500
Total return[4]	10.54%	6.16%	17.19%	(3.23%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$208,340	$162,522	$102,807	$ 8,005
Ratio of expenses to average net assets[5]	0.58%	0.58%	0.58%	0.58%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.60%	0.64%	0.76%	4.06%
Ratio of net investment income (loss) to average net assets	(0.58%) [6]	1.35%	3.46%	12.82%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.60%) [6]	1.29%	3.28%	9.34%
Portfolio turnover	9%	29%	32%	4%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Aggressive Growth Allocation Managed Risk Funds–11

LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund Standard Class
	Six Months Ended 6/30/21[2] (unaudited)	Year Ended		11/1/18 [1] to 12/31/18
		12/31/20	12/31/19
Net asset value, beginning of period	$ 11.478	$ 10.739	$ 9.503	$ 10.000
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.019)	0.126	0.231	0.140
Net realized and unrealized gain (loss)	1.317	0.789	1.513	(0.502)
Total from investment operations	1.298	0.915	1.744	(0.362)
Less dividends and distributions from:
Net investment income	—	(0.176)	(0.485)	(0.135)
Net realized gain	—	—	(0.020)	—
Return of capital	—	—	(0.003)	—
Total dividends and distributions	—	(0.176)	(0.508)	(0.135)
Net asset value, end of period	$ 12.776	$ 11.478	$ 10.739	$ 9.503
Total return[4]	11.31%	8.53%	18.34%	(3.61%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 1,066	$ 865	$ 151	$ 10
Ratio of expenses to average net assets[5]	0.32%	0.32%	0.33%	0.33%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.36%	0.40%	0.52%	4.24%
Ratio of net investment income (loss) to average net assets	(0.32%) [6]	1.20%	2.17%	8.41%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.36%) [6]	1.12%	1.98%	4.46%
Portfolio turnover	10%	32%	30%	6%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Aggressive Growth Allocation Managed Risk Funds–12

LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund Service Class
	Six Months Ended 6/30/21[2] (unaudited)	Year Ended		11/1/18 [1] to 12/31/18
		12/31/20	12/31/19
Net asset value, beginning of period	$ 11.459	$ 10.727	$ 9.502	$ 10.000
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.034)	0.100	0.201	0.134
Net realized and unrealized gain (loss)	1.314	0.785	1.517	(0.501)
Total from investment operations	1.280	0.885	1.718	(0.367)
Less dividends and distributions from:
Net investment income	—	(0.153)	(0.470)	(0.131)
Net realized gain	—	—	(0.020)	—
Return of capital	—	—	(0.003)	—
Total dividends and distributions	—	(0.153)	(0.493)	(0.131)
Net asset value, end of period	$ 12.739	$ 11.459	$ 10.727	$ 9.502
Total return[4]	11.17%	8.26%	18.07%	(3.65%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$179,907	$138,679	$ 84,065	$ 6,604
Ratio of expenses to average net assets[5]	0.57%	0.57%	0.58%	0.58%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.61%	0.65%	0.77%	4.49%
Ratio of net investment income (loss) to average net assets	(0.57%) [6]	0.95%	1.92%	8.16%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.61%) [6]	0.87%	1.73%	4.25%
Portfolio turnover	10%	32%	30%	6%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Aggressive Growth Allocation Managed Risk Funds–13

LVIP Aggressive Growth Allocation Managed Risk Funds
Notes to Financial Statements
June 30, 2021 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 105 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Global Aggressive Growth Allocation Managed Risk Fund and LVIP U.S. Aggressive Growth Allocation Managed Risk Fund (each, a “Fund”, and collectively, the “Funds”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Funds are diversified management investment companies registered under the 1940 Act. Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold each Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
Each Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, including in exchange-traded funds (“ETFs”), that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or unaffiliated managers (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. A significant portion of the Underlying Funds employ a passive investment style (i.e. index funds). In addition to investment company investments, the Funds may invest in individual securities, such as money market instruments, and employ an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Financial statements for the Underlying Funds can be found at www.sec.gov.
The investment objective of the LVIP Global Aggressive Growth Allocation Managed Risk Fund and the LVIP U.S. Aggressive Growth Allocation Managed Risk Fund is to seek capital appreciation.
1. Significant Accounting Policies
Each Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, each Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Funds.
Security Valuation –ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Funds value Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Funds' federal income tax returns through the six months ended June 30, 2021 and for all open tax years (years ended December 31, 2017-December 31, 2020), and has concluded that no provision for federal income tax is required in the Funds' financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statements of Operations. During six months ended June 30, 2021, the Funds did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with LVIP Global Aggressive Growth Allocation Managed Risk Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. Gains or losses attributable to changes in foreign exchange rates are included in the Statements of Operations under “Net realized gain (loss) on foreign currencies”. The LVIP Global Aggressive Growth Allocation Managed Risk Fund report certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
LVIP Aggressive Growth Allocation Managed Risk Funds–14

LVIP Aggressive Growth Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.
 The Funds declare and distribute dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
LIAC is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of each Fund's investment portfolio, including monitoring of each Fund's investment sub-adviser, and providing certain administrative services to each Fund.   For its services, LIAC receives a management fee at an annual rate of 0.25% of each Fund's average daily net assets.   LIAC has contractually agreed to waive a portion of its advisory fee.   This agreement will continue at least through April 30, 2022, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LIAC.
 The management fee, net of waivers, is calculated daily and paid monthly.   The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LIAC).
The waiver amount of each Fund’s average daily net assets are as follows:
LVIP Global Aggressive Growth Allocation Managed Risk Fund	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
0.005%	0.015%
LIAC has also contractually agreed to reimburse each Fund to the extent that the Fund’s annual operating expenses (excluding Underlying Fund fees and expenses) exceed certain expense limits. The reimbursement is accrued daily and received monthly. The agreements will continue through at least April 30, 2022, and cannot be terminated before that date without the mutual agreement of the Board and LIAC. The expense limits as a percentage of each Fund’s average daily net assets are as follows:
	LVIP Global Aggressive Growth Allocation Managed Risk Fund	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Standard Class	0.325%	0.315%
Service Class	0.575%	0.565%
LIAC retains the right to receive reimbursements of excess amounts waived or paid by LIAC under the expense limitation agreement. Each Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that each Fund is able to effect such payments to LIAC and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2021, LIAC has not recouped any previously reimbursed expenses of the Funds.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
		Expiration Date
	2022	2023	Total
LVIP Global Aggressive Growth Allocation Managed Risk Fund	$56,335	$77,084	$ 133,419
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund	$56,094	$73,874	$ 129,968
LVIP Aggressive Growth Allocation Managed Risk Funds–15

LVIP Aggressive Growth Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Milliman Financial Risk Management LLC (the “Sub-Adviser”) is responsible for managing the Funds' managed risk strategy. For these services, LIAC, not the Funds, pays the Sub-Adviser a fee based on each Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Funds. For these services, the Funds reimburse Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statements of Operations. For the six months ended June 30, 2021, costs for these administrative and legal services were as follows:
	LVIP Global Aggressive Growth Allocation Managed Risk Fund	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Administrative	$5,375	$4,621
Legal	855	735
Lincoln Life also provides certain contract holder and additional corporate services to the Funds. Each Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of each Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statements of Operations.
The Funds currently offer two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to their distribution and service plan, the Funds are authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fees are calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statements of Operations, the Funds indirectly bear the investment management fees and other expenses of the Underlying Funds in which they invest. Because each of the Underlying Funds has varied expense and fee levels, and the Funds may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At June 30, 2021, each Fund had receivables due from and liabilities payable to affiliates as follows:
	LVIP Global Aggressive Growth Allocation Managed Risk Fund	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Expense reimbursement receivable due from LIAC	$ 2,732	$ 2,992
Management fees payable to LIAC	41,798	34,330
Distribution fees payable to LFD	41,965	36,312
Printing and mailing fees payable to Lincoln Life	4,781	6,177
Shareholder servicing fees payable to Lincoln Life	4,948	4,236
Certain officers and trustees of the Funds are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Funds. The Funds pay compensation to unaffiliated trustees.
LVIP Aggressive Growth Allocation Managed Risk Funds–16

LVIP Aggressive Growth Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Funds and the corresponding investment activity for the six months ended June 30, 2021, were as follows:
LVIP Global Aggressive Growth Allocation Managed Risk Fund
	Value 12/31/20	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/21	Number of Shares 06/30/21	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-97.23%@
Equity Funds-49.26%@
✧✧LVIP Delaware Mid Cap Value Fund	$ 2,103,590	$ 1,504,302	$ 63,095	$ (61)	$ 511,416	$ 4,056,152	95,818	$—	$—
✧✧LVIP SSGA Large Cap 100 Fund	9,111,824	1,946,887	447,798	7,674	2,047,031	12,665,618	803,299	—	—
✧✧LVIP SSGA Mid-Cap Index Fund	8,901,097	1,639,372	1,003,800	45,652	1,496,215	11,078,536	739,308	—	—
✧✧LVIP SSGA Nasdaq-100 Index Fund	—	2,099,517	29,847	(1,038)	138,363	2,206,995	207,522	—	—
✧✧LVIP SSGA S&P 500 Index Fund	44,048,503	7,472,188	9,562,065	536,793	5,906,783	48,402,202	1,745,356	—	—
✧✧LVIP SSGA Small-Cap Index Fund	7,327,659	4,023,690	188,817	(4,371)	1,444,932	12,603,093	298,821	—	—
✧✧LVIP T. Rowe Price Growth Stock Fund	7,950,899	1,435,095	1,142,360	3,828	1,232,927	9,480,389	127,204	—	—
✧✧LVIP T. Rowe Price Structured Mid-Cap Growth Fund	2,193,189	1,412,033	61,555	(2,900)	273,640	3,814,407	95,101	—	—
Fixed Income Funds-17.47%@
✧✧LVIP BlackRock Inflation Protected Bond Fund	4,674,940	1,364,588	109,781	(291)	97,184	6,026,640	560,670	—	—
✧✧LVIP Delaware Bond Fund	8,569,610	2,903,842	201,631	(10,650)	(103,632)	11,157,539	785,742	—	—
✧✧LVIP SSGA Bond Index Fund	7,715,341	1,819,408	811,491	(37,787)	(99,692)	8,585,779	724,722	—	—
✧✧LVIP Western Asset Core Bond Fund	8,587,978	2,955,377	201,631	(7,085)	(121,224)	11,213,415	1,057,770	—	—
Global Equity Fund-1.47%@
✧✧LVIP BlackRock Global Real Estate Fund	2,383,032	497,523	213,199	(2,270)	454,989	3,120,075	303,923	—	—
International Equity Funds-29.03%@
✧✧LVIP Loomis Sayles Global Growth Fund	3,231,910	816,980	186,723	3,255	357,604	4,223,026	243,585	—	—
✧✧LVIP MFS International Growth Fund	8,071,679	2,114,381	184,406	(2,332)	710,820	10,710,142	456,275	—	—
✧✧LVIP Mondrian International Value Fund	6,100,424	1,176,395	446,631	(3,123)	767,867	7,594,932	441,848	—	—
✧✧LVIP SSGA Developed International 150 Fund	3,269,058	945,136	227,872	1,861	480,814	4,468,997	510,451	—	—
✧✧LVIP SSGA Emerging Markets 100 Fund	1,262,323	226,665	158,240	4,843	161,146	1,496,737	155,167	—	—
✧✧LVIP SSGA Emerging Markets Equity Index Fund	8,825,196	2,859,200	210,700	(8,027)	706,425	12,172,094	857,975	—	—
LVIP Aggressive Growth Allocation Managed Risk Funds–17

LVIP Aggressive Growth Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
LVIP Global Aggressive Growth Allocation Managed Risk Fund (continued)
	Value 12/31/20	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/21	Number of Shares 06/30/21	Dividends	Capital Gain Distributions
✧✧LVIP SSGA International Index Fund	$ 16,425,177	$ 3,384,794	$ 510,232	$ (516)	$ 1,505,278	$ 20,804,501	1,843,553	$—	$—
Total	$160,753,429	$42,597,373	$15,961,874	$ 523,455	$17,968,886	$205,881,269		$ —	$ —

@ As a percentage of Net Assets as of June 30, 2021.
✧✧ Standard Class shares.
LVIP Aggressive Growth Allocation Managed Risk Funds–18

LVIP Aggressive Growth Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
	Value 12/31/20	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/21	Number of Shares 06/30/21	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-97.69%@
Equity Funds-78.38%@
✧✧LVIP Baron Growth Opportunities Fund	$ 3,495,706	$ 977,370	$ 326,600	$ 6,351	$ 353,426	$ 4,506,253	50,429	$—	$—
✧✧LVIP MFS Value Fund	20,234,402	5,152,800	2,779,581	84,364	3,244,507	25,936,492	476,537	—	—
✧✧LVIP SSGA Mid-Cap Index Fund	5,008,230	1,077,812	552,877	15,403	866,335	6,414,903	428,088	—	—
✧✧LVIP SSGA Nasdaq-100 Index Fund	—	1,791,348	32,087	(737)	117,595	1,876,119	176,410	—	—
✧✧LVIP SSGA S&P 500 Index Fund	35,697,892	7,005,377	6,450,285	90,398	5,398,002	41,741,384	1,505,170	—	—
✧✧LVIP SSGA Small-Cap Index Fund	8,189,012	3,657,990	837,046	21,715	1,550,640	12,582,311	298,329	—	—
✧✧LVIP SSGA Small-Mid Cap 200 Fund	2,152,378	418,982	674,243	78,463	562,553	2,538,133	147,147	—	—
✧✧LVIP T. Rowe Price Growth Stock Fund	20,879,332	5,611,265	1,393,126	2,099	3,616,437	28,716,007	385,300	—	—
✧✧LVIP T. Rowe Price Structured Mid-Cap Growth Fund	5,764,470	1,552,856	204,822	(7,060)	643,834	7,749,278	193,206	—	—
✧✧LVIP Wellington SMID Cap Value Fund	6,422,869	2,486,597	243,944	(715)	1,122,641	9,787,448	323,413	—	—
Fixed Income Funds-17.36%@
✧✧LVIP BlackRock Inflation Protected Bond Fund	3,945,574	1,233,707	145,685	(93)	83,959	5,117,462	476,087	—	—
✧✧LVIP Delaware Bond Fund	6,957,135	2,509,028	257,376	(13,811)	(80,351)	9,114,625	641,875	—	—
✧✧LVIP SSGA Bond Index Fund	7,061,321	1,846,120	764,646	(34,513)	(92,228)	8,016,054	676,632	—	—
✧✧LVIP Western Asset Core Bond Fund	6,972,084	2,551,644	257,376	(9,044)	(96,409)	9,160,899	864,154	—	—
Global Equity Fund-1.95%@
✧✧LVIP BlackRock Global Real Estate Fund	2,682,027	606,331	275,378	(4,932)	527,229	3,535,277	344,367	—	—
Total	$135,462,432	$38,479,227	$15,195,072	$ 227,888	$17,818,170	$176,792,645		$ —	$ —

@ As a percentage of Net Assets as of June 30, 2021.
✧✧ Standard Class shares.
LVIP Aggressive Growth Allocation Managed Risk Funds–19

LVIP Aggressive Growth Allocation Managed Risk Funds
Notes to Financial Statements (continued)
3. Investments
For the six months ended June 30, 2021, each Fund made purchases and sales of investment securities other than short-term investments as follows:
	LVIP Global Aggressive Growth Allocation Managed Risk Fund	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Purchases	$42,597,376	$38,479,226
Sales	15,961,876	15,195,071
At June 30, 2021, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2021, the cost and unrealized appreciation (depreciation) of investments were as follows:
	LVIP Global Aggressive Growth Allocation Managed Risk Fund	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Cost of investments and derivatives	$169,894,010	$139,978,565
Aggregate unrealized appreciation of investments and derivatives	$ (41,705,362)	$ (40,790,199)
Aggregate unrealized depreciation of investments and derivatives	—	—
Net unrealized appreciation of investments and derivatives	$ (41,705,362)	$ (40,790,199)
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Assets and Liabilities are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2021.
U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including each Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP Aggressive Growth Allocation Managed Risk Funds–20

LVIP Aggressive Growth Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of each Fund's investments by fair value hierarchy levels as of June 30, 2021:
Level 1	LVIP Global Aggressive Growth Allocation Managed Risk Fund	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Investments:
Assets:
Affiliated Investment Companies	$205,881,269	$176,792,645
Unaffiliated Investment Companies	5,718,103	3,976,119
Total Investments	$211,599,372	$180,768,764
Derivatives:
Assets:
Futures Contracts	$ 36,128	$ 51,118
Derivatives:
Liabilities:
Futures Contracts	$ (58,525)	$ (9,977)
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	LVIP Global Aggressive Growth Allocation Managed Risk Fund		LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	6/30/21	12/31/20	6/30/21	12/31/20
Shares sold:
Standard Class	33,109	62,767	10,600	65,515
Service Class	3,215,586	6,156,675	2,932,991	5,744,202
Shares reinvested:
Standard Class	—	4,410	—	1,147
Service Class	—	228,921	—	160,352
	3,248,695	6,452,773	2,943,591	5,971,216
Shares redeemed:
Standard Class	(7,148)	(14,085)	(2,527)	(5,357)
Service Class	(892,132)	(1,454,991)	(912,699)	(1,639,269)
	(899,280)	(1,469,076)	(915,226)	(1,644,626)
Net increase	2,349,415	4,983,697	2,028,365	4,326,590
5. Line of Credit
The Funds, along with other funds in the Trust (“Participants”), are participants in a $300,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the
LVIP Aggressive Growth Allocation Managed Risk Funds–21

LVIP Aggressive Growth Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 5. Line of Credit (continued)
respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 16, 2022.
The Funds had no amounts outstanding as of June 30, 2021, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–Each Fund may use futures contracts in the normal course of pursuing its investment objectives and strategies. Each Fund may invest in futures contracts to hedge the Funds' existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Funds' investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, each Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, each Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by each Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2021, each Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.
Fair values of derivative instruments as of June 30, 2021 were as follows:
LVIP Global Aggressive Growth Allocation Managed Risk Fund
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Equity contracts)*	Variation margin due to broker on futures contracts	$36,128	Variation margin due to broker on futures contracts	$(28,489)
Futures contracts (Currency contracts)*	Variation margin due to broker on futures contracts	—	Variation margin due to broker on futures contracts	(30,036)
Total		$36,128		$(58,525)

*	Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2021. Only current day variation margin is reported on the Statement of Assets and Liabilities.
LVIP Aggressive Growth Allocation Managed Risk Funds–22

LVIP Aggressive Growth Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 6. Derivatives (continued)
The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2021 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$613,782	$ (90,637)
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	3,897	(39,500)
Total		$617,679	$(130,137)
Fair values of derivative instruments as of June 30, 2021 were as follows:
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Equity contracts)*	Variation margin due from broker on futures contracts	$51,118	Variation margin due from broker on futures contracts	$(9,977)

*	Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2021. Only current day variation margin is reported on the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2021 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(599,408)	$(52,395)
Futures contracts (Interest rate contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(31,178)	—
Total		$(630,586)	$(52,395)
LVIP Aggressive Growth Allocation Managed Risk Funds–23

LVIP Aggressive Growth Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 6. Derivatives (continued)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by each Fund during the six months ended June 30, 2021.
	Long Derivative Volume	Short Derivative Volume
	Futures Contracts (Average Notional Value)	Futures Contracts (Average Notional Value)
LVIP Global Aggressive Growth Allocation Managed Risk Fund	$5,860,263	$—
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund	4,181,179	—
7. Risk Factors
Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds' investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Funds' portfolio investments.
8. Contractual Obligations
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown; however, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Funds financial statements.
LVIP Aggressive Growth Allocation Managed Risk Funds–24

LVIP Aggressive Growth Allocation Managed Risk Funds
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Funds have established a liquidity risk management program to govern their approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Funds' investment adviser. The Funds' Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting each Fund's compliance with limits on investments in illiquid assets and mitigating the risk that a Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Fund's liquidity and the periodic classification and re-classification of a Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 8-9, 2021, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2020 through December 31, 2020. During the period covered by the report, there was one liquidity event due to an extended Taiwanese foreign holiday in February 2020 that caused the LVIP SSGA Emerging Markets Equity Index Fund to classify its Taiwanese securities as illiquid for one day, which caused the Fund to exceed the 15% limit on illiquid securities on that day. The LVIP SSGA Emerging Markets Equity Index Fund was under the 15% limitation the following business day, and there was no impact on the Funds ability to timely meet redemptions. There were no additional liquidity events that impacted the Funds or their respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Funds' liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to each Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP Aggressive Growth Allocation Managed Risk Funds–25

LVIP American Allocation Funds
LVIP American Balanced Allocation Fund
LVIP American Growth Allocation Fund
LVIP American Income Allocation Fund
each a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2021

LVIP American Allocation Funds
Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as exhibits to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Funds' proxy voting procedures and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP American Allocation Funds
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2021 to June 30, 2021
Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis tables. The Expense Analysis tables do not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. These Expense Analyses are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analyses are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021 to June 30, 2021.
Actual Expenses
The first section of the tables, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the tables, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the tables are meant to highlight your ongoing costs only. The Funds do not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Funds' expenses shown in the tables reflect fee waivers in effect.
LVIP American Balanced Allocation Fund
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/21	Ending Account Value 6/30/21	Annualized Expense Ratio	Expenses Paid During Period 1/1/21 to 6/30/21*
Actual
Standard Class Shares	$1,000.00	$1,071.80	0.25%	$1.28
Service Class Shares	1,000.00	1,070.00	0.60%	3.08
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.60	0.25%	$1.25
Service Class Shares	1,000.00	1,021.80	0.60%	3.01
LVIP American Growth Allocation Fund
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/21	Ending Account Value 6/30/21	Annualized Expense Ratio	Expenses Paid During Period 1/1/21 to 6/30/21*
Actual
Standard Class Shares	$1,000.00	$1,078.40	0.25%	$1.29
Service Class Shares	1,000.00	1,076.60	0.60%	3.09
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.50	0.25%	$1.25
Service Class Shares	1,000.00	1,021.80	0.60%	3.01

LVIP American Allocation Funds–1

LVIP American Allocation Funds
Disclosure
OF FUND EXPENSES (unaudited) (continued)
LVIP American Income Allocation Fund
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/21	Ending Account Value 6/30/21	Annualized Expense Ratio	Expenses Paid During Period 1/1/21 to 6/30/21*
Actual
Standard Class Shares	$1,000.00	$1,047.30	0.28%	$1.42
Service Class Shares	1,000.00	1,045.50	0.63%	3.20
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.40	0.28%	$1.40
Service Class Shares	1,000.00	1,021.60	0.63%	3.16

*	"Expenses Paid During Period" are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
Each Fund operates under a fund of funds structure. Each Fund invests substantially all of its assets in other investment companies, including exchange-traded funds (collectively, the “Underlying Funds”). In addition to the Funds' expenses reflected above, the Funds also indirectly bear their portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in each table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.
LVIP American Allocation Funds–2

LVIP American Allocation Funds
Security Type/Sector Allocations (unaudited)
As of June 30, 2021
Sector designations may be different than the sector designations presented in other Fund materials.
LVIP American Balanced Allocation Fund
Security Type/Sector	Percentage of Net Assets
Affiliated Investment	2.94%
Investment Company	2.94%
Fixed Income Fund	2.94%
Unaffiliated Investment	97.17
Investment Companies	97.17%
Asset Allocation Fund	14.71%
Equity Funds	33.58%
Fixed Income Funds	29.40%
Global Equity Funds	7.33%
Global Fixed Income Fund	1.95%
International Equity Funds	10.20%
Total Investments	100.11%
Liabilities Net of Receivables and Other Assets	(0.11)%
Total Net Assets	100.00%
LVIP American Growth Allocation Fund
Security Type/Sector	Percentage of Net Assets
Investment Companies	100.08%
Asset Allocation Fund	10.76%
Equity Funds	36.60%
Fixed Income Funds	25.26%
Global Equity Funds	8.72%
International Equity Funds	18.74%
Total Investments	100.08%
Liabilities Net of Receivables and Other Assets	(0.08)%
Total Net Assets	100.00%
LVIP American Income Allocation Fund
Security Type/Sector	Percentage of Net Assets
Investment Companies	100.07%
Asset Allocation Fund	13.80%
Equity Funds	24.10%
Fixed Income Funds	51.57%
Global Equity Fund	2.10%
Global Fixed Income Fund	2.93%
International Equity Funds	5.57%
Total Investments	100.07%
Liabilities Net of Receivables and Other Assets	(0.07)%
Total Net Assets	100.00%

LVIP American Allocation Funds–3

LVIP American Balanced Allocation Fund
Statement of Net Assets
June 30, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–2.94%
INVESTMENT COMPANY–2.94%
Fixed Income Fund–2.94%
✢American Funds Insurance Series®– Mortgage Fund	2,851,628	$ 30,398,352
Total Affiliated Investment (Cost $29,727,417)		30,398,352

UNAFFILIATED INVESTMENTS–97.17%
INVESTMENT COMPANIES–97.17%
Asset Allocation Fund–14.71%
✧American Funds®– Capital Income Builder	2,226,607	152,121,793
		152,121,793
Equity Funds–33.58%
✧American Funds®– American Mutual Fund	1,213,494	60,868,860
✢American Funds Insurance Series®-
Blue Chip Income & Growth Fund	4,345,787	71,531,646
Growth Fund	1,104,491	130,650,286
Growth-Income Fund	1,346,733	84,090,011
		347,140,803
Fixed Income Funds–29.40%
✧American Funds®-
Bond Fund of America	13,482,079	181,873,242
High-Income Trust	1,955,738	20,652,589
Intermediate Bond Fund of America	4,754,874	65,759,916
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Fixed Income Funds (continued)
✢American Funds Insurance Series®– U.S. Government/AAA-Rated Securities Fund	3,044,570	$ 35,682,365
		303,968,112
Global Equity Funds–7.33%
✢American Funds Insurance Series®-
Global Growth & Income Fund	1,156,321	20,709,712
Global Small Capitalization Fund	1,554,195	55,034,026
		75,743,738
Global Fixed Income Fund–1.95%
✢American Funds Insurance Series®– Global Bond Fund	1,655,555	20,114,995
		20,114,995
International Equity Funds–10.20%
American Funds Insurance Series®-
✢International Fund	2,750,886	68,056,929
New World Fund	1,110,318	37,351,096
		105,408,025
Total Unaffiliated Investments (Cost $761,485,945)		1,004,497,466

TOTAL INVESTMENTS–100.11% (Cost $791,213,362)	1,034,895,818
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.11%)	(1,120,600)
NET ASSETS APPLICABLE TO 66,924,950 SHARES OUTSTANDING–100.00%	$1,033,775,218
NET ASSET VALUE PER SHARE–LVIP AMERICAN BALANCED ALLOCATION FUND STANDARD CLASS ($54,970,857 / 3,549,449 Shares)	$15.487
NET ASSET VALUE PER SHARE–LVIP AMERICAN BALANCED ALLOCATION FUND SERVICE CLASS ($978,804,361 / 63,375,501 Shares)	$15.445
COMPONENTS OF NET ASSETS AT JUNE 30, 2021:
Shares of beneficial interest (unlimited authorization–no par)	$ 731,585,502
Distributable earnings/(accumulated loss)	302,189,716
TOTAL NET ASSETS	$1,033,775,218

✢ Class 1 shares.
✧ Class R-6 shares.
LVIP American Allocation Funds–4

LVIP American Balanced Allocation Fund
Statement of Net Assets (continued)
★ Includes $756,344 payable for securities purchased, $901,107 payable for fund shares redeemed, $31,097 other accrued expenses payable, $479,161 due to manager and affiliates and $540,483 due to custodian as of June 30, 2021.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Allocation Funds–5

LVIP American Growth Allocation Fund
Statement of Net Assets
June 30, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–100.08%
Asset Allocation Fund–10.76%
✧American Funds®– Capital Income Builder	1,540,854	$ 105,271,159
		105,271,159
Equity Funds–36.60%
✧American Funds®– American Mutual Fund	1,335,986	67,013,041
✢American Funds Insurance Series®-
Blue Chip Income & Growth Fund	4,686,906	77,146,466
Growth Fund	1,042,255	123,288,415
Growth-Income Fund	1,452,506	90,694,458
		358,142,380
Fixed Income Funds–25.26%
✧American Funds®-
Bond Fund of America	10,521,118	141,929,878
Intermediate Bond Fund of America	4,625,142	63,965,714
Mortgage Fund	2,817,432	28,709,629
✢American Funds Insurance Series®– U.S. Government/AAA-Rated Securities Fund	1,067,136	12,506,835
		247,112,056
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
Global Equity Funds–8.72%
✢American Funds Insurance Series®-
Global Growth & Income Fund	1,636,771	$ 29,314,566
Global Small Capitalization Fund	1,581,510	56,001,272
		85,315,838
International Equity Funds–18.74%
✧American Funds®– New World Fund	467,536	45,304,285
✢American Funds Insurance Series®– International Fund	5,580,069	138,050,905
		183,355,190
Total Investment Companies (Cost $713,698,618)		979,196,623

TOTAL INVESTMENTS–100.08% (Cost $713,698,618)	979,196,623
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.08%)	(826,937)
NET ASSETS APPLICABLE TO 60,873,603 SHARES OUTSTANDING–100.00%	$978,369,686
NET ASSET VALUE PER SHARE–LVIP AMERICAN GROWTH ALLOCATION FUND STANDARD CLASS ($22,183,648 / 1,376,438 Shares)	$16.117
NET ASSET VALUE PER SHARE–LVIP AMERICAN GROWTH ALLOCATION FUND SERVICE CLASS ($956,186,038 / 59,497,165 Shares)	$16.071
COMPONENTS OF NET ASSETS AT JUNE 30, 2021:
Shares of beneficial interest (unlimited authorization–no par)	$663,282,618
Distributable earnings/(accumulated loss)	315,087,068
TOTAL NET ASSETS	$978,369,686

✧ Class R-6 shares.
✢ Class 1 shares.
★ Includes $569,894 payable for securities purchased, $398,417 payable for fund shares redeemed, $31,027 other accrued expenses payable, $461,663 due to manager and affiliates and $531,154 due to custodian as of June 30, 2021.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Allocation Funds–6

LVIP American Income Allocation Fund
Statement of Net Assets
June 30, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–100.07%
Asset Allocation Fund–13.80%
✧American Funds®– Capital Income Builder	455,203	$ 31,099,445
		31,099,445
Equity Funds–24.10%
✧American Funds®-
American Mutual Fund	231,314	11,602,709
Investment Company of America	228,241	11,393,799
✢American Funds Insurance Series®-
Growth Fund	181,437	21,462,127
Growth-Income Fund	157,580	9,839,296
		54,297,931
Fixed Income Funds–51.57%
✧American Funds®-
High-Income Trust	428,427	4,524,184
Intermediate Bond Fund of America	1,730,682	23,935,339
Mortgage Fund	872,047	8,886,159
✢American Funds Insurance Series®-
Bond Fund	5,895,433	66,677,350
U.S. Government/AAA-Rated Securities Fund	1,038,529	12,171,558
		116,194,590
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
Global Equity Fund–2.10%
✢American Funds Insurance Series®– Global Small Capitalization Fund	133,469	$ 4,726,150
		4,726,150
Global Fixed Income Fund–2.93%
✢American Funds Insurance Series®– Global Bond Fund	543,972	6,609,261
		6,609,261
International Equity Funds–5.57%
✧American Funds®– New World Fund	61,488	5,958,254
✢American Funds Insurance Series®– International Fund	266,636	6,596,569
		12,554,823
Total Investment Companies (Cost $190,212,399)		225,482,200

TOTAL INVESTMENTS–100.07% (Cost $190,212,399)	225,482,200
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.07%)	(151,066)
NET ASSETS APPLICABLE TO 16,846,715 SHARES OUTSTANDING–100.00%	$225,331,134
NET ASSET VALUE PER SHARE–LVIP AMERICAN INCOME ALLOCATION FUND STANDARD CLASS ($11,752,686 / 876,512 Shares)	$13.408
NET ASSET VALUE PER SHARE–LVIP AMERICAN INCOME ALLOCATION FUND SERVICE CLASS ($213,578,448 / 15,970,203 Shares)	$13.374
COMPONENTS OF NET ASSETS AT JUNE 30, 2021:
Shares of beneficial interest (unlimited authorization–no par)	$179,398,457
Distributable earnings/(accumulated loss)	45,932,677
TOTAL NET ASSETS	$225,331,134

✧ Class R-6 shares.
✢ Class 1 shares.
★ Includes $51,188 payable for securities purchased, $57,782 payable for fund shares redeemed, $26,838 other accrued expenses payable, $104,678 due to manager and affiliates and $682,289 due to custodian as of June 30, 2021.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Allocation Funds–7

LVIP American Allocation Funds
Statements of Operations
Six Months Ended June 30, 2021 (unaudited)
	LVIP American Balanced Allocation Fund	LVIP American Growth Allocation Fund	LVIP American Income Allocation Fund
INVESTMENT INCOME:
Dividends from unaffiliated investments	$ 5,172,043	$ 4,758,323	$1,194,310
Dividends from affiliated investments	1,068,911	—	—
	6,240,954	4,758,323	1,194,310
EXPENSES:
Distribution fees-Service Class	1,666,433	1,636,293	366,569
Management fees	1,256,600	1,195,073	276,398
Shareholder servicing fees	145,766	138,629	32,062
Accounting and administration expenses	57,817	56,152	30,223
Professional fees	17,906	17,558	12,240
Custodian fees	12,142	10,289	4,273
Trustees’ fees and expenses	10,976	10,450	2,459
Reports and statements to shareholders	9,480	9,032	2,613
Consulting fees	1,408	1,394	1,183
Pricing fees	357	300	277
Other	8,755	9,010	2,814
	3,187,640	3,084,180	731,111
Less:
Management fees waived	(251,320)	(239,015)	(55,280)
Total operating expenses	2,936,320	2,845,165	675,831
NET INVESTMENT INCOME	3,304,634	1,913,158	518,479
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of affiliated investments	(24,338)	—	—
Sale of unaffiliated investments	16,360,132	16,376,741	2,963,311
Distributions from unaffiliated investment companies	24,736,822	19,314,193	6,831,206
Net realized gain	41,072,616	35,690,934	9,794,517
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	(1,211,510)	—	—
Unaffiliated investments	25,268,696	33,466,084	(390,607)
Net change in unrealized appreciation (depreciation)	24,057,186	33,466,084	(390,607)
NET REALIZED AND UNREALIZED GAIN	65,129,802	69,157,018	9,403,910
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$68,434,436	$71,070,176	$9,922,389
See accompanying notes, which are an integral part of the financial statements.
LVIP American Allocation Funds–8

LVIP American Allocation Funds
Statements of Changes in Net Assets
	LVIP American Balanced Allocation Fund		LVIP American Growth Allocation Fund		LVIP American Income Allocation Fund
	Six Months Ended 6/30/21 (unaudited)	Year Ended 12/31/20	Six Months Ended 6/30/21 (unaudited)	Year Ended 12/31/20	Six Months Ended 6/30/21 (unaudited)	Year Ended 12/31/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 3,304,634	$ 12,229,251	$ 1,913,158	$ 9,190,376	$ 518,479	$ 3,170,100
Net realized gain	41,072,616	26,740,446	35,690,934	24,618,120	9,794,517	4,099,959
Net change in unrealized appreciation (depreciation)	24,057,186	97,557,318	33,466,084	102,431,620	(390,607)	19,474,918
Net increase in net assets resulting from operations	68,434,436	136,527,015	71,070,176	136,240,116	9,922,389	26,744,977
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(2,245,156)	—	(996,329)	—	(478,389)
Service Class	—	(42,721,248)	—	(43,066,912)	—	(7,924,177)
	—	(44,966,404)	—	(44,063,241)	—	(8,402,566)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	4,005,765	10,675,050	2,034,339	1,787,341	1,120,489	1,445,894
Service Class	53,333,808	65,236,570	43,979,228	61,013,195	14,452,874	26,641,154
Reinvestment of dividends and distributions:
Standard Class	—	2,245,156	—	996,329	—	478,389
Service Class	—	42,721,248	—	43,066,912	—	7,924,177
	57,339,573	120,878,024	46,013,567	106,863,777	15,573,363	36,489,614
Cost of shares redeemed:
Standard Class	(2,622,623)	(5,278,653)	(1,611,596)	(2,360,316)	(1,691,244)	(2,034,882)
Service Class	(73,723,551)	(131,779,371)	(76,993,417)	(133,731,788)	(20,055,049)	(36,738,232)
	(76,346,174)	(137,058,024)	(78,605,013)	(136,092,104)	(21,746,293)	(38,773,114)
Decrease in net assets derived from capital share transactions	(19,006,601)	(16,180,000)	(32,591,446)	(29,228,327)	(6,172,930)	(2,283,500)
NET INCREASE IN NET ASSETS	49,427,835	75,380,611	38,478,730	62,948,548	3,749,459	16,058,911
NET ASSETS:
Beginning of period	984,347,383	908,966,772	939,890,956	876,942,408	221,581,675	205,522,764
End of period	$1,033,775,218	$ 984,347,383	$978,369,686	$ 939,890,956	$225,331,134	$221,581,675
See accompanying notes, which are an integral part of the financial statements.
LVIP American Allocation Funds–9

LVIP American Balanced Allocation Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
		LVIP American Balanced Allocation Fund Standard Class
	Six Months Ended 6/30/21[1] (unaudited)	Year Ended
		12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$ 14.451	$ 13.077	$ 11.823	$ 12.998	$ 11.865	$ 11.893
Income (loss) from investment operations:
Net investment income[2]	0.073	0.226	0.265	0.218	0.238	0.235
Net realized and unrealized gain (loss)	0.963	1.870	1.794	(0.724)	1.508	0.503
Total from investment operations	1.036	2.096	2.059	(0.506)	1.746	0.738
Less dividends and distributions from:
Net investment income	—	(0.262)	(0.323)	(0.263)	(0.282)	(0.256)
Net realized gain	—	(0.460)	(0.482)	(0.406)	(0.331)	(0.510)
Total dividends and distributions	—	(0.722)	(0.805)	(0.669)	(0.613)	(0.766)
Net asset value, end of period	$ 15.487	$ 14.451	$ 13.077	$ 11.823	$ 12.998	$ 11.865
Total return[3]	7.18%	16.38%	17.63%	(4.06%)	14.80%	6.20%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 54,971	$ 49,888	$ 37,760	$ 30,739	$ 33,900	$30,474
Ratio of expenses to average net assets[4]	0.25%	0.26%	0.25%	0.25%	0.24%	0.23%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.30%	0.31%	0.30%	0.30%	0.29%	0.28%
Ratio of net investment income to average net assets	0.99% [5]	1.70%	2.07%	1.69%	1.87%	1.94%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.94% [5]	1.65%	2.02%	1.64%	1.82%	1.89%
Portfolio turnover	10%	22%	12%	41%	27%	30%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Allocation Funds–10

LVIP American Balanced Allocation Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
		LVIP American Balanced Allocation Fund Service Class
	Six Months Ended 6/30/21[1] (unaudited)	Year Ended
		12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$ 14.436	$ 13.069	$ 11.819	$ 12.991	$ 11.860	$ 11.890
Income (loss) from investment operations:
Net investment income[2]	0.047	0.179	0.220	0.172	0.193	0.192
Net realized and unrealized gain (loss)	0.962	1.863	1.790	(0.721)	1.506	0.501
Total from investment operations	1.009	2.042	2.010	(0.549)	1.699	0.693
Less dividends and distributions from:
Net investment income	—	(0.215)	(0.278)	(0.217)	(0.237)	(0.213)
Net realized gain	—	(0.460)	(0.482)	(0.406)	(0.331)	(0.510)
Total dividends and distributions	—	(0.675)	(0.760)	(0.623)	(0.568)	(0.723)
Net asset value, end of period	$ 15.445	$ 14.436	$ 13.069	$ 11.819	$ 12.991	$ 11.860
Total return[3]	7.00%	15.97%	17.22%	(4.39%)	14.41%	5.83%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$978,804	$934,459	$871,206	$796,230	$888,018	$794,787
Ratio of expenses to average net assets[4]	0.60%	0.61%	0.60%	0.60%	0.59%	0.58%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.65%	0.66%	0.65%	0.65%	0.64%	0.63%
Ratio of net investment income to average net assets	0.64% [5]	1.35%	1.72%	1.34%	1.52%	1.59%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.59% [5]	1.30%	1.67%	1.29%	1.47%	1.54%
Portfolio turnover	10%	22%	12%	41%	27%	30%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Allocation Funds–11

LVIP American Growth Allocation Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
		LVIP American Growth Allocation Fund Standard Class
	Six Months Ended 6/30/21[1] (unaudited)	Year Ended
		12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$ 14.945	$ 13.459	$ 12.168	$ 13.632	$ 12.207	$ 12.265
Income (loss) from investment operations:
Net investment income[2]	0.057	0.192	0.244	0.210	0.222	0.229
Net realized and unrealized gain (loss)	1.115	2.057	2.099	(0.856)	1.904	0.561
Total from investment operations	1.172	2.249	2.343	(0.646)	2.126	0.790
Less dividends and distributions from:
Net investment income	—	(0.219)	(0.314)	(0.272)	(0.258)	(0.251)
Net realized gain	—	(0.544)	(0.738)	(0.546)	(0.443)	(0.597)
Total dividends and distributions	—	(0.763)	(1.052)	(0.818)	(0.701)	(0.848)
Net asset value, end of period	$ 16.117	$ 14.945	$ 13.459	$ 12.168	$ 13.632	$ 12.207
Total return[3]	7.84%	17.21%	19.61%	(5.00%)	17.56%	6.45%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 22,184	$ 20,171	$ 17,758	$ 14,524	$ 15,691	$15,462
Ratio of expenses to average net assets[4]	0.25%	0.26%	0.25%	0.25%	0.24%	0.22%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.30%	0.31%	0.30%	0.30%	0.29%	0.27%
Ratio of net investment income to average net assets	0.75% [5]	1.42%	1.84%	1.55%	1.68%	1.84%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.70% [5]	1.37%	1.79%	1.50%	1.63%	1.79%
Portfolio turnover	9%	19%	12%	44%	26%	30%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Allocation Funds–12

LVIP American Growth Allocation Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
		LVIP American Growth Allocation Fund Service Class
	Six Months Ended 6/30/21[1] (unaudited)	Year Ended
		12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$ 14.928	$ 13.450	$ 12.163	$ 13.624	$ 12.203	$ 12.263
Income (loss) from investment operations:
Net investment income[2]	0.030	0.145	0.197	0.162	0.175	0.185
Net realized and unrealized gain (loss)	1.113	2.048	2.095	(0.853)	1.901	0.560
Total from investment operations	1.143	2.193	2.292	(0.691)	2.076	0.745
Less dividends and distributions from:
Net investment income	—	(0.171)	(0.267)	(0.224)	(0.212)	(0.208)
Net realized gain	—	(0.544)	(0.738)	(0.546)	(0.443)	(0.597)
Total dividends and distributions	—	(0.715)	(1.005)	(0.770)	(0.655)	(0.805)
Net asset value, end of period	$ 16.071	$ 14.928	$ 13.450	$ 12.163	$ 13.624	$ 12.203
Total return[3]	7.66%	16.79%	19.20%	(5.34%)	17.15%	6.08%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$956,186	$919,720	$859,184	$795,498	$888,216	$815,300
Ratio of expenses to average net assets[4]	0.60%	0.61%	0.60%	0.60%	0.59%	0.57%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.65%	0.66%	0.65%	0.65%	0.64%	0.62%
Ratio of net investment income to average net assets	0.40% [5]	1.07%	1.49%	1.20%	1.33%	1.49%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.35% [5]	1.02%	1.44%	1.15%	1.28%	1.44%
Portfolio turnover	9%	19%	12%	44%	26%	30%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Allocation Funds–13

LVIP American Income Allocation Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
		LVIP American Income Allocation Fund Standard Class
	Six Months Ended 6/30/21[1] (unaudited)	Year Ended
		12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$ 12.804	$ 11.701	$ 11.012	$ 11.770	$ 11.098	$ 11.047
Income (loss) from investment operations:
Net investment income[2]	0.052	0.226	0.267	0.229	0.225	0.234
Net realized and unrealized gain (loss)	0.552	1.415	1.287	(0.526)	0.911	0.388
Total from investment operations	0.604	1.641	1.554	(0.297)	1.136	0.622
Less dividends and distributions from:
Net investment income	—	(0.281)	(0.286)	(0.258)	(0.278)	(0.258)
Net realized gain	—	(0.257)	(0.579)	(0.203)	(0.186)	(0.313)
Total dividends and distributions	—	(0.538)	(0.865)	(0.461)	(0.464)	(0.571)
Net asset value, end of period	$ 13.408	$ 12.804	$ 11.701	$ 11.012	$ 11.770	$ 11.098
Total return[3]	4.73%	14.17%	14.30%	(2.57%)	10.27%	5.62%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 11,753	$ 11,783	$ 10,924	$ 8,626	$ 9,096	$ 7,772
Ratio of expenses to average net assets[4]	0.28%	0.29%	0.28%	0.28%	0.27%	0.25%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.33%	0.34%	0.33%	0.33%	0.32%	0.30%
Ratio of net investment income to average net assets	0.80% [5]	1.87%	2.28%	1.95%	1.92%	2.06%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.75% [5]	1.82%	2.23%	1.90%	1.87%	2.01%
Portfolio turnover	10%	25%	17%	31%	32%	31%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Allocation Funds–14

LVIP American Income Allocation Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
		LVIP American Income Allocation Fund Service Class
	Six Months Ended 6/30/21[1] (unaudited)	Year Ended
		12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$ 12.793	$ 11.694	$ 11.009	$ 11.764	$ 11.094	$ 11.044
Income (loss) from investment operations:
Net investment income[2]	0.029	0.184	0.225	0.188	0.183	0.194
Net realized and unrealized gain (loss)	0.552	1.411	1.285	(0.525)	0.910	0.387
Total from investment operations	0.581	1.595	1.510	(0.337)	1.093	0.581
Less dividends and distributions from:
Net investment income	—	(0.239)	(0.246)	(0.215)	(0.237)	(0.218)
Net realized gain	—	(0.257)	(0.579)	(0.203)	(0.186)	(0.313)
Total dividends and distributions	—	(0.496)	(0.825)	(0.418)	(0.423)	(0.531)
Net asset value, end of period	$ 13.374	$ 12.793	$ 11.694	$ 11.009	$ 11.764	$ 11.094
Total return[3]	4.55%	13.77%	13.90%	(2.91%)	9.89%	5.25%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$213,578	$209,799	$194,599	$178,751	$203,163	$185,535
Ratio of expenses to average net assets[4]	0.63%	0.64%	0.63%	0.63%	0.62%	0.60%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.68%	0.69%	0.68%	0.68%	0.67%	0.65%
Ratio of net investment income to average net assets	0.45% [5]	1.52%	1.93%	1.60%	1.57%	1.71%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.40% [5]	1.47%	1.88%	1.55%	1.52%	1.66%
Portfolio turnover	10%	25%	17%	31%	32%	31%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Allocation Funds–15

LVIP American Allocation Funds
Notes to Financial Statements
June 30, 2021 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 105 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP American Balanced Allocation Fund, LVIP American Growth Allocation Fund and LVIP American Income Allocation Fund (each, a “Fund”, and collectively, the “Funds”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Funds are diversified management investment companies registered under the 1940 Act. Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Funds’ shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
Each Fund operates under a fund of funds structure and invests substantially all of its assets in the American Funds Insurance Series® funds and American Funds® retail funds (collectively, the “Underlying Funds”). The Underlying Funds, which are advised by an unaffiliated adviser, invest in U.S. and foreign stocks, bonds and money market instruments. In addition to investment company investments, each Fund may invest in individual securities, such as money market instruments. Financial statements for the Underlying Funds can be found at www.sec.gov.
The investment objective of the LVIP American Balanced Allocation Fund is to seek to have a balance between a high level of current income and growth of capital, with an emphasis on growth of capital.
The investment objective of the LVIP American Growth Allocation Fund is to seek to have a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.
The investment objective of the LVIP American Income Allocation Fund is to seek to have a high level of current income with some consideration given to growth of capital.
1. Significant Accounting Policies
Each Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, each Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Funds.
Security Valuation –The Funds value Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.
Federal Income Taxes–No provision for federal income taxes has been made because each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Funds' federal income tax returns through the six months ended June 30, 2021 and for all open tax years (years ended December 31, 2017-December 31, 2020), and has concluded that no provision for federal income tax is required in the Funds' financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statements of Operations. During six months ended June 30, 2021, the Funds did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.
 The Funds declare and distribute dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
LVIP American Allocation Funds–16

LVIP American Allocation Funds
Notes to Financial Statements (continued)
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of each Fund’s investment portfolio, and providing certain administrative services to each Fund.   For its services, LIAC receives a management fee at an annual rate of 0.25% of each Fund's average daily net assets.   LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.05% of each Fund's average daily net assets.   This agreement will continue at least through April 30, 2022, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LIAC.   The management fee, net of waivers, is calculated daily and paid monthly.   The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Funds. For these services, the Funds reimburse Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statements of Operations. For the six months ended June 30, 2021, costs for these administrative and legal services were as follows:
	LVIP American Balanced Allocation Fund	LVIP American Growth Allocation Fund	LVIP American Income Allocation Fund
Administrative	$30,028	$28,620	$6,648
Legal	4,776	4,551	1,057
Lincoln Life also provides certain contract holder and additional corporate services to the Funds. Each Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of each Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statements of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Funds. The cost of these services is included in “Reports and statements to shareholders” on the Statements of Operations. The Funds reimburse Lincoln Life for the cost of these services. For the six months ended June 30, 2021, these fees were as follows:
	LVIP American Balanced Allocation Fund	LVIP American Growth Allocation Fund	LVIP American Income Allocation Fund
Printing and mailing	$3,671	$3,499	$804
The Funds currently offer two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to their distribution and service plan, the Funds are authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fees are calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statements of Operations, the Funds indirectly bear the investment management fees and other expenses of the Underlying Funds in which they invest. Because each of the Underlying Funds has varied expense and fee levels, and the Funds may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At June 30, 2021, each Fund had liabilities payable to affiliates as follows:
	LVIP American Balanced Allocation Fund	LVIP American Growth Allocation Fund	LVIP American Income Allocation Fund
Management fees payable to LIAC	$169,732	$160,457	$37,037
Distribution fees payable to LFD	281,147	274,440	61,466
Printing and mailing fees payable to Lincoln Life	3,671	3,500	804
Shareholder servicing fees payable to Lincoln Life	24,611	23,266	5,371
LVIP American Allocation Funds–17

LVIP American Allocation Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Certain officers and trustees of the Funds are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Funds. The Funds pay compensation to unaffiliated trustees.
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Funds and the corresponding investment activity for the six months ended June 30, 2021, were as follows:
LVIP American Balanced Allocation Fund
	Value 12/31/20	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/21	Number of Shares 06/30/21	Dividends	Capital Gain Distributions
INVESTMENT COMPANY-2.94%@
Fixed Income Fund-2.94%@
✢American Funds Insurance Series® – Mortgage Fund	$28,374,855	$4,535,099	$1,275,754	$(24,338)	$(1,211,510)	$30,398,352	2,851,628	$1,068,911	$—

@ As a percentage of Net Assets as of June 30, 2021.
✢ Class 1 shares.
3. Investments
For the six months ended June 30, 2021, each Fund made purchases and sales of investment securities other than short-term investments as follows:
	LVIP American Balanced Allocation Fund	LVIP American Growth Allocation Fund	LVIP American Income Allocation Fund
Purchases	$112,078,236	$ 90,741,895	$23,963,864
Sales	101,589,254	102,115,168	22,781,224
At June 30, 2021, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2021, the cost and unrealized appreciation (depreciation) of investments were as follows:
	LVIP American Balanced Allocation Fund	LVIP American Growth Allocation Fund	LVIP American Income Allocation Fund
Cost of investments	$791,213,362	$713,698,618	$683,027,830
Aggregate unrealized appreciation of investments	$245,236,077	$266,003,694	$222,039,130
Aggregate unrealized depreciation of investments	(1,553,621)	(505,689)	(514,830)
Net unrealized appreciation of investments	$243,682,456	$265,498,005	$221,524,300
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2021.
U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and
LVIP American Allocation Funds–18

LVIP American Allocation Funds
Notes to Financial Statements (continued)
 3. Investments (continued)
refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including each Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of each Fund's investments by fair value hierarchy levels as of June 30, 2021:
Level 1	LVIP American Balanced Allocation Fund	LVIP American Growth Allocation Fund	LVIP American Income Allocation Fund
Investments:
Assets:
Affiliated Investment Company	$ 30,398,352	$ —	$ —
Unaffiliated Investment Companies	1,004,497,466	979,196,623	225,482,200
Total Investments	$1,034,895,818	$979,196,623	$225,482,200
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	LVIP American Balanced Allocation Fund		LVIP American Growth Allocation Fund		LVIP American Income Allocation Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	6/30/21	12/31/20	6/30/21	12/31/20	6/30/21	12/31/20
Shares sold:
Standard Class	271,818	803,663	130,421	132,205	85,678	120,367
Service Class	3,579,375	4,965,706	2,843,139	4,621,483	1,105,016	2,220,285
Shares reinvested:
Standard Class	—	163,308	—	71,680	—	38,191
Service Class	—	3,131,711	—	3,121,240	—	634,871
	3,851,193	9,064,388	2,973,560	7,946,608	1,190,694	3,013,714
Shares redeemed:
Standard Class	(174,647)	(402,153)	(103,667)	(173,679)	(129,398)	(171,973)
Service Class	(4,933,980)	(10,027,772)	(4,955,218)	(10,013,287)	(1,534,542)	(3,096,055)
	(5,108,627)	(10,429,925)	(5,058,885)	(10,186,966)	(1,663,940)	(3,268,028)
Net decrease	(1,257,434)	(1,365,537)	(2,085,325)	(2,240,358)	(473,246)	(254,314)
LVIP American Allocation Funds–19

LVIP American Allocation Funds
Notes to Financial Statements (continued)
5. Line of Credit
The Funds, along with other funds in the Trust (“Participants”), are participants in a $300,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 16, 2022.
The Funds had no amounts outstanding as of June 30, 2021, or at any time during the period then ended.
6. Risk Factors
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds' investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Funds' portfolio investments.
7. Contractual Obligations
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown; however, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of material loss to be remote.
8. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Funds financial statements.
LVIP American Allocation Funds–20

LVIP American Allocation Funds
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Funds have established a liquidity risk management program to govern their approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Funds' investment adviser. The Funds' Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting each Fund's compliance with limits on investments in illiquid assets and mitigating the risk that a Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Fund's liquidity and the periodic classification and re-classification of a Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 8-9, 2021, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2020 through December 31, 2020. During the period covered by the report, there was one liquidity event due to an extended Taiwanese foreign holiday in February 2020 that caused the LVIP SSGA Emerging Markets Equity Index Fund to classify its Taiwanese securities as illiquid for one day, which caused the Fund to exceed the 15% limit on illiquid securities on that day. The LVIP SSGA Emerging Markets Equity Index Fund was under the 15% limitation the following business day, and there was no impact on the Funds ability to timely meet redemptions. There were no additional liquidity events that impacted the Funds or their respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Funds' liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to each Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP American Allocation Funds–21

LVIP American Century Select Mid Cap Managed Volatility Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2021

LVIP American Century Select Mid Cap Managed Volatility Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP American Century Select Mid Cap Managed Volatility Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2021 to June 30, 2021
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021 to June 30, 2021.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers in effect.
Expense Analysis of an Investment of $1,000
	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Annualized Expense Ratio	Expenses Paid During Period 1/1/21 to 6/30/21*
Actual
Standard Class Shares	$1,000.00	$1,149.40	0.83%	$4.42
Service Class Shares	1,000.00	1,147.30	1.18%	6.28
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,020.60	0.83%	$4.16
Service Class Shares	1,000.00	1,018.90	1.18%	5.91

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP American Century Select Mid Cap Managed Volatility Fund–1

LVIP American Century Select Mid Cap Managed Volatility Fund
Security Type/Sector Allocation (unaudited)
As of June 30, 2021
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Common Stock	94.10%
Aerospace & Defense	2.02%
Airlines	1.21%
Auto Components	1.55%
Automobiles	0.76%
Banks	3.24%
Beverages	0.21%
Biotechnology	0.83%
Building Products	0.75%
Capital Markets	6.63%
Chemicals	0.94%
Commercial Services & Supplies	0.94%
Communications Equipment	2.10%
Containers & Packaging	2.81%
Distributors	0.29%
Electric Utilities	3.50%
Electrical Equipment	4.73%
Electronic Equipment, Instruments & Components	1.11%
Energy Equipment & Services	0.60%
Entertainment	0.82%
Equity Real Estate Investment Trusts	3.79%
Food & Staples Retailing	1.74%
Food Products	3.53%
Gas Utilities	1.15%
Health Care Equipment & Supplies	5.23%
Health Care Providers & Services	7.13%
Health Care Technology	1.98%
Hotels, Restaurants & Leisure	1.44%
Household Products	0.66%
Insurance	5.19%
Interactive Media & Services	0.64%
Internet & Direct Marketing Retail	0.40%
IT Services	1.83%
Leisure Products	0.60%
Life Sciences Tools & Services	0.91%
Machinery	3.20%
Media	1.00%
Multiline Retail	0.99%
Multi-Utilities	1.05%
Oil, Gas & Consumable Fuels	2.79%
Paper & Forest Products	1.14%
Personal Products	0.20%
Professional Services	0.67%
Road & Rail	0.50%
Semiconductors & Semiconductor Equipment	1.20%
Software	4.68%
Security Type/Sector	Percentage of Net Assets
Specialty Retail	2.43%
Technology Hardware, Storage & Peripherals	0.85%
Textiles, Apparel & Luxury Goods	0.34%
Thrifts & Mortgage Finance	0.24%
Trading Companies & Distributors	1.56%
Money Market Fund	5.47%
Total Investments	99.57%
Receivables and Other Assets Net of Liabilities	0.43%
Total Net Assets	100.00%
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
Zimmer Biomet Holdings	2.23%
Bank of New York Mellon	1.87%
Northern Trust	1.62%
Emerson Electric	1.55%
nVent Electric	1.52%
Chubb	1.50%
Advance Auto Parts	1.46%
Conagra Brands	1.43%
Cerner	1.41%
Quest Diagnostics	1.40%
Total	15.99%

IT–Information Technology

LVIP American Century Select Mid Cap Managed Volatility Fund–2

LVIP American Century Select Mid Cap Managed Volatility Fund
Statement of Net Assets
June 30, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–94.10%
Aerospace & Defense–2.02%
BAE Systems	619,691	$ 4,474,681
General Dynamics	30,501	5,742,118
Textron	20,840	1,433,167
		11,649,966
Airlines–1.21%
†Southwest Airlines	131,131	6,961,745
		6,961,745
Auto Components–1.55%
†Aptiv	12,919	2,032,546
BorgWarner	97,559	4,735,514
Bridgestone	47,900	2,179,527
		8,947,587
Automobiles–0.76%
Honda Motor ADR	136,314	4,386,584
		4,386,584
Banks–3.24%
Commerce Bancshares	14,473	1,079,107
Eastern Bankshares	24,554	505,076
First Hawaiian	80,252	2,274,342
M&T Bank	29,410	4,273,567
Prosperity Bancshares	32,467	2,331,130
Truist Financial	101,623	5,640,076
Westamerica Bancorporation	43,730	2,537,652
		18,640,950
Beverages–0.21%
†Boston Beer Class A	1,211	1,236,189
		1,236,189
Biotechnology–0.83%
†Alnylam Pharmaceuticals	6,888	1,167,654
†Argenx ADR	2,708	815,297
†Horizon Therapeutics	14,035	1,314,237
†Natera	8,372	950,473
†Turning Point Therapeutics	6,928	540,523
		4,788,184
Building Products–0.75%
Johnson Controls International	36,097	2,477,337
Trane Technologies	10,044	1,849,502
		4,326,839
Capital Markets–6.63%
Ameriprise Financial	21,484	5,346,938
Bank of New York Mellon	210,624	10,790,268
LPL Financial Holdings	15,258	2,059,525
MarketAxess Holdings	2,108	977,248
MSCI	3,556	1,895,632
Northern Trust	80,524	9,310,185
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
State Street	33,972	$ 2,795,216
T. Rowe Price Group	25,160	4,980,925
		38,155,937
Chemicals–0.94%
Albemarle	3,684	620,607
†Axalta Coating Systems	119,773	3,651,879
Element Solutions	48,527	1,134,561
		5,407,047
Commercial Services & Supplies–0.94%
Republic Services	49,428	5,437,574
		5,437,574
Communications Equipment–2.10%
†Arista Networks	7,254	2,628,197
†F5 Networks	35,368	6,601,791
Juniper Networks	104,469	2,857,227
		12,087,215
Containers & Packaging–2.81%
Amcor	191,063	2,189,582
Avery Dennison	11,227	2,360,364
Ball	11,862	961,059
Packaging Corp. of America	20,954	2,837,591
Sonoco Products	117,391	7,853,458
		16,202,054
Distributors–0.29%
Genuine Parts	12,998	1,643,857
		1,643,857
Electric Utilities–3.50%
Edison International	127,922	7,396,450
Evergy	38,472	2,324,863
Eversource Energy	31,285	2,510,308
Pinnacle West Capital	83,114	6,812,855
Xcel Energy	16,660	1,097,561
		20,142,037
Electrical Equipment–4.73%
AMETEK	13,438	1,793,973
Emerson Electric	92,956	8,946,086
†Generac Holdings	2,441	1,013,381
Hubbell	29,588	5,528,222
nVent Electric	280,126	8,751,136
†Plug Power	10,691	365,525
Rockwell Automation	2,848	814,585
		27,212,908
Electronic Equipment, Instruments & Components–1.11%
Cognex	24,225	2,036,111
†Keysight Technologies	14,108	2,178,416
LVIP American Century Select Mid Cap Managed Volatility Fund–3

LVIP American Century Select Mid Cap Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
TE Connectivity	16,302	$ 2,204,194
		6,418,721
Energy Equipment & Services–0.60%
Baker Hughes	150,221	3,435,554
		3,435,554
Entertainment–0.82%
†Live Nation Entertainment	9,404	823,697
†ROBLOX Class A	3,982	358,300
†Roku	4,982	2,287,984
†Zynga Class A	116,591	1,239,362
		4,709,343
Equity Real Estate Investment Trusts–3.79%
Equinix	3,813	3,060,314
Essex Property Trust	13,037	3,911,230
Healthcare Trust of America Class A	131,552	3,512,438
Healthpeak Properties	162,326	5,403,833
MGM Growth Properties Class A	124,488	4,558,751
Weyerhaeuser	39,275	1,351,845
		21,798,411
Food & Staples Retailing–1.74%
Koninklijke Ahold Delhaize	259,216	7,705,651
Sysco	29,944	2,328,146
		10,033,797
Food Products–3.53%
Conagra Brands	226,409	8,236,759
General Mills	41,699	2,540,720
JM Smucker	27,305	3,537,909
Kellogg	43,797	2,817,461
Orkla	315,815	3,216,782
		20,349,631
Gas Utilities–1.15%
Atmos Energy	34,846	3,349,049
Spire	45,535	3,290,814
		6,639,863
Health Care Equipment & Supplies–5.23%
†Align Technology	1,986	1,213,446
Baxter International	28,274	2,276,057
Becton Dickinson & Co.	18,858	4,586,077
†DexCom	3,755	1,603,385
†Envista Holdings	49,193	2,125,630
†IDEXX Laboratories	3,762	2,375,891
Koninklijke Philips	37,254	1,851,524
Teleflex	3,237	1,300,594
Zimmer Biomet Holdings	79,676	12,813,494
		30,146,098
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services–7.13%
†Amedisys	4,939	$ 1,209,709
Cardinal Health	120,971	6,906,234
†Centene	43,377	3,163,485
Encompass Health	21,283	1,660,713
†Henry Schein	85,335	6,331,004
McKesson	26,865	5,137,663
Quest Diagnostics	61,132	8,067,590
†R1 RCM	24,460	543,990
Universal Health Services Class B	54,733	8,014,553
		41,034,941
Health Care Technology–1.98%
Cerner	103,993	8,128,093
†Teladoc Health	6,402	1,064,589
†Veeva Systems Class A	7,036	2,187,844
		11,380,526
Hotels, Restaurants & Leisure–1.44%
†Chipotle Mexican Grill	921	1,427,863
†Hilton Worldwide Holdings	9,551	1,152,042
†Las Vegas Sands	25,208	1,328,209
†Sodexo	46,773	4,364,788
		8,272,902
Household Products–0.66%
Kimberly-Clark	28,451	3,806,175
		3,806,175
Insurance–5.19%
Aflac	125,910	6,756,331
Allstate	26,838	3,500,749
Arthur J. Gallagher	12,056	1,688,804
Chubb	54,316	8,632,985
Hartford Financial Services Group	33,424	2,071,285
Reinsurance Group of America	56,810	6,476,340
†Selectquote	38,749	746,306
		29,872,800
Interactive Media & Services–0.64%
†Match Group	11,907	1,920,004
†Pinterest Class A	22,470	1,774,006
		3,694,010
Internet & Direct Marketing Retail–0.40%
†Chewy Class A	11,504	916,984
†Etsy	6,648	1,368,424
		2,285,408
IT Services–1.83%
Amdocs	31,575	2,442,642
†EPAM Systems	2,907	1,485,361

LVIP American Century Select Mid Cap Managed Volatility Fund–4

LVIP American Century Select Mid Cap Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
IT Services (continued)
†Euronet Worldwide	13,464	$ 1,822,352
†Okta	7,198	1,761,207
†Square Class A	4,909	1,196,814
†Twilio Class A	4,681	1,845,063
		10,553,439
Leisure Products–0.60%
†Peloton Interactive Class A	4,859	602,613
Polaris	20,790	2,847,399
		3,450,012
Life Sciences Tools & Services–0.91%
†10X Genomics Class A	4,660	912,521
Bio-Techne	3,116	1,403,010
†Mettler-Toledo International	1,510	2,091,863
†Repligen	4,112	820,838
		5,228,232
Machinery–3.20%
Crane	28,571	2,639,103
Cummins	9,028	2,201,117
Graco	13,248	1,002,874
IMI	88,104	2,096,237
Oshkosh	29,592	3,688,347
PACCAR	34,651	3,092,602
Parker-Hannifin	7,130	2,189,694
Rexnord	19,199	960,718
Westinghouse Air Brake Technologies	6,815	560,874
		18,431,566
Media–1.00%
Fox Class B	162,853	5,732,426
		5,732,426
Multiline Retail–0.99%
†Dollar Tree	57,546	5,725,827
		5,725,827
Multi-Utilities–1.05%
NorthWestern	100,647	6,060,962
		6,060,962
Oil, Gas & Consumable Fuels–2.79%
Cimarex Energy	28,286	2,049,321
ConocoPhillips	125,454	7,640,148
Devon Energy	76,247	2,225,650
Pioneer Natural Resources	25,461	4,137,922
		16,053,041
Paper & Forest Products–1.14%
Mondi	249,613	6,563,956
		6,563,956
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Personal Products–0.20%
Shiseido	15,900	$ 1,169,440
		1,169,440
Professional Services–0.67%
†CoStar Group	12,090	1,001,294
Jacobs Engineering Group	9,055	1,208,118
TransUnion	6,726	738,582
Verisk Analytics	5,156	900,856
		3,848,850
Road & Rail–0.50%
Heartland Express	168,942	2,893,976
		2,893,976
Semiconductors & Semiconductor Equipment–1.20%
†Enphase Energy	10,570	1,940,969
Marvell Technology	29,776	1,736,834
Skyworks Solutions	10,980	2,105,415
Teradyne	8,501	1,138,794
		6,922,012
Software–4.68%
†Atlassian Class A	7,964	2,045,633
†Autodesk	4,006	1,169,351
†Cadence Design Systems	22,911	3,134,683
CDK Global	53,805	2,673,570
†Cloudflare Class A	6,480	685,843
†Coupa Software	3,141	823,288
†DocuSign	10,821	3,025,227
†HubSpot	5,516	3,214,284
†Manhattan Associates	17,127	2,480,675
Open Text	71,170	3,615,436
†Palo Alto Networks	7,538	2,796,975
†RingCentral Class A	4,511	1,310,806
		26,975,771
Specialty Retail–2.43%
Advance Auto Parts	41,113	8,433,921
†Burlington Stores	6,924	2,229,459
†Carvana	3,672	1,108,283
†Five Below	5,155	996,307
†Floor & Decor Holdings Class A	11,396	1,204,557
		13,972,527
Technology Hardware, Storage & Peripherals–0.85%
HP	162,952	4,919,521
		4,919,521
Textiles, Apparel & Luxury Goods–0.34%
†Lululemon Athletica	5,291	1,931,056
		1,931,056

LVIP American Century Select Mid Cap Managed Volatility Fund–5

LVIP American Century Select Mid Cap Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Thrifts & Mortgage Finance–0.24%
Capitol Federal Financial	117,014	$ 1,378,425
		1,378,425
Trading Companies & Distributors–1.56%
†Beacon Roofing Supply	25,347	1,349,728
MSC Industrial Direct Class A	69,437	6,230,582
WW Grainger	3,165	1,386,270
		8,966,580
Total Common Stock (Cost $429,225,635)		541,882,472

	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–5.47%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 0.03%)	31,515,557	$ 31,515,557
Total Money Market Fund (Cost $31,515,557)		31,515,557

TOTAL INVESTMENTS–99.57% (Cost $460,741,192)	573,398,029
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.43%	2,462,964
NET ASSETS APPLICABLE TO 36,771,958 SHARES OUTSTANDING–100.00%	$575,860,993
NET ASSET VALUE PER SHARE–LVIP AMERICAN CENTURY SELECT MID CAP MANAGED VOLATILITY FUND STANDARD CLASS ($20,328 / 1,294 Shares)	$15.709
NET ASSET VALUE PER SHARE–LVIP AMERICAN CENTURY SELECT MID CAP MANAGED VOLATILITY FUND SERVICE CLASS ($575,840,665 / 36,770,664 Shares)	$15.660
COMPONENTS OF NET ASSETS AT JUNE 30, 2021:
Shares of beneficial interest (unlimited authorization–no par)	$432,189,914
Distributable earnings/(accumulated loss)	143,671,079
TOTAL NET ASSETS	$575,860,993

† Non-income producing.
★ Includes $1,679,236 cash collateral held at broker for futures contracts, $737 variation margin due from broker on futures contracts, $343,323 payable for securities purchased, $58,943 payable for fund shares redeemed, $83,622 other accrued expenses payable and $535,373 due to manager and affiliates as of June 30, 2021.

The following foreign currency exchange contracts and futures contracts were outstanding at June 30, 2021:
Foreign Currency Exchange Contracts1
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BOA	JPY	(560,363,469)	USD	5,066,651	9/30/21	$ 18,604	$ —
CSI	EUR	(9,687,754)	USD	11,555,069	9/30/21	45,725	—
JPMC	GBP	(8,403,635)	USD	11,697,355	9/30/21	70,171	—
JPMC	GBP	219,824	USD	(306,234)	9/30/21	—	(2,088)
UBS	NOK	(24,578,392)	USD	2,863,401	9/30/21	7,889	—
UBS	NOK	571,945	USD	(67,142)	9/30/21	—	(694)
Total Foreign Currency Exchange Contracts						$142,389	$(2,782)
LVIP American Century Select Mid Cap Managed Volatility Fund–6

LVIP American Century Select Mid Cap Managed Volatility Fund
Statement of Net Assets (continued)
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
9	British Pound	$ 776,531	$ 795,736	9/13/21	$ —	$ (19,205)
9	Euro	1,334,813	1,372,468	9/13/21	—	(37,655)
8	Japanese Yen	900,700	914,151	9/13/21	—	(13,451)
					—	(70,311)
Equity Contracts:
19	E-mini Russell 2000 Index	2,192,410	2,206,845	9/17/21	—	(14,435)
40	E-mini S&P 500 Index	8,577,200	8,418,188	9/17/21	159,012	—
53	E-mini S&P MidCap 400 Index	14,269,720	14,445,517	9/17/21	—	(175,797)
27	Euro STOXX 50 Index	1,298,379	1,315,505	9/17/21	—	(17,126)
8	FTSE 100 Index	772,490	781,022	9/17/21	—	(8,532)
4	Nikkei 225 Index (OSE)	1,036,230	1,047,587	9/9/21	—	(11,357)
					159,012	(227,247)
Total Futures Contracts					$159,012	$(297,558)
The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2021.

Summary of Abbreviations:
ADR–American Depositary Receipt
BOA–Bank of America
CSI–Credit Suisse International
EUR–Euro
FTSE–Financial Times Stock Exchange
GBP–British Pound Sterling
IT–Information Technology
JPMC–JPMorgan Chase
JPY–Japanese Yen
NOK–Norwegian Krone
OSE–Osaka Securities Exchange
S&P–Standard & Poor’s
USD–United States Dollar
See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Select Mid Cap Managed Volatility Fund–7

LVIP American Century Select Mid Cap Managed Volatility Fund
Statement of Operations
Six Months Ended June 30, 2021 (unaudited)
INVESTMENT INCOME:
Dividends	$ 5,105,197
Foreign taxes withheld	(61,457)
5,043,740
EXPENSES:
Management fees	2,117,845
Distribution fees-Service Class	988,294
Shareholder servicing fees	81,890
Accounting and administration expenses	75,957
Custodian fees	33,289
Professional fees	20,570
Pricing fees	12,348
Trustees’ fees and expenses	6,123
Reports and statements to shareholders	5,610
Consulting fees	1,611
Other	7,744
3,351,281
Less:
Management fees waived	(14,119)
Total operating expenses	3,337,162
NET INVESTMENT INCOME	1,706,578
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Investments	45,746,444
Foreign currencies	6,374
Foreign currency exchange contracts	95,080
Futures contracts	4,873,698
Net realized gain	50,721,596
Net change in unrealized appreciation (depreciation) of:
Investments	25,611,523
Foreign currencies	(1,443)
Foreign currency exchange contracts	358,890
Futures contracts	(858,845)
Net change in unrealized appreciation (depreciation)	25,110,125
NET REALIZED AND UNREALIZED GAIN	75,831,721
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$77,538,299
See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Select Mid Cap Managed Volatility Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/21 (unaudited)	Year Ended 12/31/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 1,706,578	$ 3,652,590
Net realized gain (loss)	50,721,596	(22,776,936)
Net change in unrealized appreciation (depreciation)	25,110,125	49,222,927
Net increase in net assets resulting from operations	77,538,299	30,098,581
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(1,069)
Service Class	—	(34,034,791)
Return of capital:
Standard Class	—	(69)
Service Class	—	(1,498,466)
	—	(35,534,395)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Service Class	9,004,984	68,220,376
Reinvestment of dividends and distributions:
Standard Class	—	1,138
Service Class	—	35,533,257
	9,004,984	103,754,771
Cost of shares redeemed:
Service Class	(53,308,474)	(75,642,833)
	(53,308,474)	(75,642,833)
Increase (decrease) in net assets derived from capital share transactions	(44,303,490)	28,111,938
NET INCREASE IN NET ASSETS	33,234,809	22,676,124
NET ASSETS:
Beginning of period	542,626,184	519,950,060
End of period	$575,860,993	$542,626,184
See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Select Mid Cap Managed Volatility Fund–8

LVIP American Century Select Mid Cap Managed Volatility Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Century Select Mid Cap Managed Volatility Fund Standard Class
	Six Months Ended 6/30/21[1] (unaudited)	Year Ended
		12/31/20 [2]	12/31/19 [3]	12/31/18	12/31/17	12/31/16 [4]
Net asset value, beginning of period	$ 13.667	$ 14.029	$ 11.749	$ 13.801	$ 12.418	$ 10.706
Income (loss) from investment operations:
Net investment income[5]	0.072	0.137	0.199	0.154	0.154	0.164
Net realized and unrealized gain (loss)	1.970	0.442	3.034	(1.532)	1.552	1.740
Total from investment operations	2.042	0.579	3.233	(1.378)	1.706	1.904
Less dividends and distributions from:
Net investment income	—	(0.084)	(0.440)	(0.156)	(0.167)	(0.192)
Net realized gain	—	(0.803)	(0.513)	(0.518)	(0.156)	—
Return of capital	—	(0.054)	—	—	—	—
Total dividends and distributions	—	(0.941)	(0.953)	(0.674)	(0.323)	(0.192)
Net asset value, end of period	$ 15.709	$ 13.667	$ 14.029	$ 11.749	$ 13.801	$ 12.418
Total return[6]	14.94%	5.16%	27.80%	(10.53%)	13.79%	17.83%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 20	$ 18	$ 17	$ 13	$ 15	$ 13
Ratio of expenses to average net assets[7]	0.83%	0.87%	0.60%	0.06%	0.06%	0.04%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[7]	0.84%	0.87%	0.83%	0.82%	0.81%	0.83%
Ratio of net investment income to average net assets	0.96%	1.09%	1.47%	1.12%	1.17%	1.43%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.97%	1.09%	1.23%	0.36%	0.42%	0.64%
Portfolio turnover	32%	86%	58%	5%	7%	28%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.
[3]	Effective May 1, 2019, American Century Investment Management, Inc. is responsible for the day-to-day management of the Fund’s investment portfolio, replacing Lincoln Investment Advisors Corporation.
[4]	Effective May 1, 2016, SSGA Funds Management, Inc. was responsible for the day-to-day management of the Fund’s volatility management overlay, replacing Lincoln Investment Advisors Corporation.
[5]	The average shares outstanding method has been applied for per share information.
[6]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[7]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invested prior to May 1, 2019.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Select Mid Cap Managed Volatility Fund–9

LVIP American Century Select Mid Cap Managed Volatility Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Century Select Mid Cap Managed Volatility Fund Service Class
	Six Months Ended 6/30/21[1] (unaudited)	Year Ended
		12/31/20 [2]	12/31/19 [3]	12/31/18	12/31/17	12/31/16 [4]
Net asset value, beginning of period	$ 13.649	$ 14.018	$ 11.747	$ 13.796	$ 12.420	$ 10.708
Income (loss) from investment operations:
Net investment income[5]	0.045	0.092	0.151	0.105	0.108	0.125
Net realized and unrealized gain (loss)	1.966	0.436	3.030	(1.523)	1.545	1.739
Total from investment operations	2.011	0.528	3.181	(1.418)	1.653	1.864
Less dividends and distributions from:
Net investment income	—	(0.057)	(0.397)	(0.113)	(0.121)	(0.152)
Net realized gain	—	(0.803)	(0.513)	(0.518)	(0.156)	—
Return of capital	—	(0.037)	—	—	—	—
Total dividends and distributions	—	(0.897)	(0.910)	(0.631)	(0.277)	(0.152)
Net asset value, end of period	$ 15.660	$ 13.649	$ 14.018	$ 11.747	$ 13.796	$ 12.420
Total return[6]	14.73%	4.82%	27.35%	(10.85%)	13.39%	17.43%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$575,841	$542,608	$519,933	$ 373,568	$367,232	$259,496
Ratio of expenses to average net assets[7]	1.18%	1.22%	0.95%	0.41%	0.41%	0.39%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[7]	1.19%	1.22%	1.18%	1.17%	1.16%	1.18%
Ratio of net investment income to average net assets	0.61%	0.74%	1.12%	0.77%	0.82%	1.08%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.62%	0.74%	0.89%	0.01%	0.07%	0.29%
Portfolio turnover	32%	86%	58%	5%	7%	28%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.
[3]	Effective May 1, 2019, American Century Investment Management, Inc. is responsible for the day-to-day management of the Fund’s investment portfolio, replacing Lincoln Investment Advisors Corporation.
[4]	Effective May 1, 2016, SSGA Funds Management, Inc. was responsible for the day-to-day management of the Fund’s volatility management overlay, replacing Lincoln Investment Advisors Corporation.
[5]	The average shares outstanding method has been applied for per share information.
[6]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[7]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invested prior to May 1, 2019.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Select Mid Cap Managed Volatility Fund–10

LVIP American Century Select Mid Cap Managed Volatility Fund
Notes to Financial Statements
June 30, 2021 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 105 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP American Century Select Mid Cap Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek capital appreciation.
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities and Exchange-Traded Funds (“ETFs”), except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value.
 Equity securities or ETFs listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2021 and for all open tax years (years ended December 31, 2017-December 31, 2020), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2021, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
LVIP American Century Select Mid Cap Managed Volatility Fund–11

LVIP American Century Select Mid Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.75% of the Fund's average daily net assets.   LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.005% of the Fund’s average daily net assets.   This agreement will continue at least through April 30, 2022, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LIAC.   The management fee, net of waivers, is calculated daily and paid monthly.
LIAC has contractually agreed to reimburse the Fund to the extent that the Fund's Operating Expenses exceed 0.895% of the average daily net assets for the Standard Class and 1.245% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue through at least April 30, 2022, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.
LIAC retains the right to receive reimbursements of excess amounts waived or paid by LIAC under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LIAC and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. As of June 30, 2021, no expense reimbursements were subject to recoupment.
American Century Investment Management, Inc, (“American Century”) are sub-adviser to the Fund and is responsible for the day-to-day management of a portion of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays American Century a fee based on the Fund’s average daily net assets.
Schroder Investment Management North America Inc. (“Sub-Adviser”) and Schroder Investment Management North America Limited (“Sub-Sub-Adviser”) are responsible for managing the Fund's volatility management overlay. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets. The Sub-Adviser pays the Sub-Sub-Adviser directly for services performed.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2021, costs for these administrative and legal services were as follows:
Administrative	$16,871
Legal	2,683
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
LVIP American Century Select Mid Cap Managed Volatility Fund–12

LVIP American Century Select Mid Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $2,090 for the six months ended June 30, 2021.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2021, the Fund had receivables due from and liabilities payable to affiliates as follows:
Management fees payable to LIAC	$353,470
Distribution fees payable to LFD	166,054
Printing and mailing fees payable to Lincoln Life	2,090
Shareholder servicing fees payable to Lincoln Life	13,759
The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price.   Pursuant to these procedures, for the six months ended June 30, 2021, the Fund engaged in securities purchases of $381,540 and securities sales of $1,255,176, which resulted in net realized gains of $141,446.
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2021, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$170,134,997
Sales	210,407,617
At June 30, 2021, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2021, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$460,785,107
Aggregate unrealized appreciation of investments and derivatives	$117,395,523
Aggregate unrealized depreciation of investments and derivatives	(4,781,540)
Net unrealized appreciation of investments and derivatives	$112,613,983
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2021.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.
LVIP American Century Select Mid Cap Managed Volatility Fund–13

LVIP American Century Select Mid Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$541,882,472	$—	$—	$541,882,472
Money Market Fund	31,515,557	—	—	31,515,557
Total Investments	$573,398,029	$—	$—	$573,398,029
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$ —	$142,389	$—	$ 142,389
Futures Contract	$ 159,012	$ —	$—	$ 159,012
Liabilities:
Foreign Currency Exchange Contracts	$ —	$ (2,782)	$—	$ (2,782)
Futures Contracts	$(297,558)	$ —	$—	$(297,558)
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/21	12/31/20
Shares sold:
Standard Class	—	—
Service Class	595,427	5,610,163
Shares reinvested:
Standard Class	—	95
Service Class	—	3,012,722
	595,427	8,622,980
Shares redeemed:
Standard Class	—	—
Service Class	(3,580,442)	(5,957,806)
	(3,580,442)	(5,957,806)
Net increase (decrease)	(2,985,015)	2,665,174
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $300,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the
LVIP American Century Select Mid Cap Managed Volatility Fund–14

LVIP American Century Select Mid Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 5. Line of Credit (continued)
respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 16, 2022.
The Fund had no amounts outstanding as of June 30, 2021, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Foreign Currency Exchange Contracts–The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of foreign currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
During the six months ended June 30, 2021, the Fund entered into foreign currency exchange contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2021, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool and to hedge currency risks associated with the Fund’s investments..
LVIP American Century Select Mid Cap Managed Volatility Fund–15

LVIP American Century Select Mid Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
Fair values of derivative instruments as of June 30, 2021 were as follows:
LVIP American Century Select Mid Cap Managed Volatility Fund
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Foreign currency exchange contracts (Currency contracts)	Receivables and other assets net of liabilities	$142,389	Receivables and other assets net of liabilities	$ (2,782)
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	159,012	Receivables and other assets net of liabilities	(227,247)
Futures contracts (Currency contracts)	Receivables and other assets net of liabilities	—	Receivables and other assets net of liabilities	(70,311)
Total		$301,401		$(300,340)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2021 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$ 95,080	$ 358,890
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	4,449,028	(757,353)
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	424,670	(101,492)
Total		$4,968,778	$(499,955)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2021.
	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average cost)	$2,407,067	$33,820,188
Futures contracts (average notional value)	30,841,230	—
7. Risk Factors
Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2021. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
LVIP American Century Select Mid Cap Managed Volatility Fund–16

LVIP American Century Select Mid Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 7. Risk Factors (continued)
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP American Century Select Mid Cap Managed Volatility Fund–17

LVIP American Century Select Mid Cap Managed Volatility Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 8-9, 2021, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2020 through December 31, 2020. During the period covered by the report, there was one liquidity event due to an extended Taiwanese foreign holiday in February 2020 that caused the LVIP SSGA Emerging Markets Equity Index Fund to classify its Taiwanese securities as illiquid for one day, which caused the Fund to exceed the 15% limit on illiquid securities on that day. The LVIP SSGA Emerging Markets Equity Index Fund was under the 15% limitation the following business day, and there was no impact on the Fund ability to timely meet redemptions. There were no additional liquidity events that impacted the Fund or its respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP American Century Select Mid Cap Managed Volatility Fund–18

LVIP American Funds
LVIP American Global Growth Fund
LVIP American Global Small Capitalization Fund
LVIP American Growth Fund
LVIP American Growth-Income Fund
LVIP American International Fund
each a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2021

LVIP American Funds
Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as exhibits to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Funds' proxy voting procedures and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP American Funds
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2021 to June 30, 2021
Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis tables. The Expense Analysis tables do not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. These Expense Analyses are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analyses are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021 to June 30, 2021.
Actual Expenses
The first section of the tables, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the tables, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the tables are meant to highlight your ongoing costs only. The Funds do not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Funds' expenses shown in the tables reflect fee reimbursements in effect for the LVIP American Global Small Capitalization Fund.
LVIP American Global Growth Fund
Expense Analysis of an Investment of $1,000
	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Annualized Expense Ratio	Expenses Paid During Period 1/1/21 to 6/30/21*
Actual
Service Class II Shares	$1,000.00	$1,114.30	0.61%	$3.20
Hypothetical
Service Class II Shares	$1,000.00	$1,021.80	0.61%	$3.06
LVIP American Global Small Capitalization Fund
Expense Analysis of an Investment of $1,000
	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Annualized Expense Ratio	Expenses Paid During Period 1/1/21 to 6/30/21*
Actual
Service Class II Shares	$1,000.00	$1,105.10	0.65%	$3.39
Hypothetical
Service Class II Shares	$1,000.00	$1,021.60	0.65%	$3.26
LVIP American Growth Fund
Expense Analysis of an Investment of $1,000
	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Annualized Expense Ratio	Expenses Paid During Period 1/1/21 to 6/30/21*
Actual
Service Class II Shares	$1,000.00	$1,126.90	0.60%	$3.16
Hypothetical
Service Class II Shares	$1,000.00	$1,021.80	0.60%	$3.01

LVIP American Funds–1

LVIP American Funds
Disclosure
OF FUND EXPENSES (unaudited) (continued)
LVIP American Growth-Income Fund
Expense Analysis of an Investment of $1,000
	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Annualized Expense Ratio	Expenses Paid During Period 1/1/21 to 6/30/21*
Actual
Service Class II Shares	$1,000.00	$1,139.70	0.60%	$3.18
Hypothetical
Service Class II Shares	$1,000.00	$1,021.80	0.60%	$3.01
LVIP American International Fund
Expense Analysis of an Investment of $1,000
	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Annualized Expense Ratio	Expenses Paid During Period 1/1/21 to 6/30/21*
Actual
Service Class II Shares	$1,000.00	$1,043.90	0.62%	$3.14
Hypothetical
Service Class II Shares	$1,000.00	$1,021.70	0.62%	$3.11

*	"Expenses Paid During Period" are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
Each Fund operates under a fund of funds structure. Each Fund invests substantially all of its assets in other investment companies, including exchange-traded funds (collectively, the “Underlying Funds”). In addition to the Funds' expenses reflected above, the Funds also indirectly bear their portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in each table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.
LVIP American Funds–2

LVIP American Global Growth Fund
Schedule of Investments
June 30, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–100.05%
INVESTMENT COMPANY–100.05%
International Equity Fund–100.05%
✢American Funds Insurance Series®– Global Growth Fund	9,941,161	$ 434,031,105
Total Affiliated Investment (Cost $268,666,871)		434,031,105

TOTAL INVESTMENTS–100.05% (Cost $268,666,871)	434,031,105
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.05%)	(228,188)
NET ASSETS APPLICABLE TO 14,411,281 SHARES OUTSTANDING–100.00%	$433,802,917

✢ Class 1 shares.
The LVIP American Global Growth Fund (Fund) invests substantially all of its assets in Class 1 shares of the Global Growth Fund, a series of the American Funds Insurance Series® (Underlying Fund) (See Note 1 in Notes to Financial Statements). The Fund has an investment objective that is consistent with its corresponding Underlying Fund. The financial statements of the Underlying Fund, including the Schedule of Investments, should be read in conjunction with the Fund’s financial statements. Financial statements for the Underlying Fund can be found at www.sec.gov.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Funds–3

LVIP American Global Small Capitalization Fund
Schedule of Investments
June 30, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANY–100.08%
Global Equity Fund–100.08%
✢American Funds Insurance Series®– Global Small Capitalization Fund	2,480,409	$ 87,831,271
Total Investment Company (Cost $47,024,242)		87,831,271

TOTAL INVESTMENTS–100.08% (Cost $47,024,242)	87,831,271
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.08%)	(74,314)
NET ASSETS APPLICABLE TO 3,828,631 SHARES OUTSTANDING–100.00%	$87,756,957

✢ Class 1 shares.
The LVIP American Global Small Capitalization Fund (Fund) invests substantially all of its assets in Class 1 shares of the Global Small Capitalization Fund, a series of the American Funds Insurance Series® (Underlying Fund) (See Note 1 in Notes to Financial Statements). The Fund has an investment objective that is consistent with its corresponding Underlying Fund. The financial statements of the Underlying Fund, including the Schedule of Investments, should be read in conjunction with the Fund’s financial statements. Financial statements for the Underlying Fund can be found at www.sec.gov.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Funds–4

LVIP American Growth Fund
Schedule of Investments
June 30, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANY–100.05%
Equity Fund–100.05%
✢American Funds Insurance Series®– Growth Fund	13,572,883	$ 1,605,536,342
Total Investment Company (Cost $1,008,656,999)		1,605,536,342

TOTAL INVESTMENTS–100.05% (Cost $1,008,656,999)	1,605,536,342
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.05%)	(771,336)
NET ASSETS APPLICABLE TO 43,632,394 SHARES OUTSTANDING–100.00%	$1,604,765,006

✢ Class 1 shares.
The LVIP American Growth Fund (Fund) invests substantially all of its assets in Class 1 shares of the Growth Fund, a series of the American Funds Insurance Series® (Underlying Fund) (See Note 1 in Notes to Financial Statements). The Fund has an investment objective that is consistent with its corresponding Underlying Fund. The financial statements of the Underlying Fund, including the Schedule of Investments, should be read in conjunction with the Fund’s financial statements. Financial statements for the Underlying Fund can be found at www.sec.gov.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Funds–5

LVIP American Growth-Income Fund
Schedule of Investments
June 30, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANY–100.05%
Equity Fund–100.05%
✢American Funds Insurance Series®– Growth-Income Fund	19,399,350	$ 1,211,295,397
Total Investment Company (Cost $865,920,437)		1,211,295,397

TOTAL INVESTMENTS–100.05% (Cost $865,920,437)	1,211,295,397
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.05%)	(595,083)
NET ASSETS APPLICABLE TO 46,082,906 SHARES OUTSTANDING–100.00%	$1,210,700,314

✢ Class 1 shares.
The LVIP American Growth-Income Fund (Fund) invests substantially all of its assets in Class 1 shares of the Growth-Income Fund, a series of the American Funds Insurance Series® (Underlying Fund) (See Note 1 in Notes to Financial Statements). The Fund has an investment objective that is consistent with its corresponding Underlying Fund. The financial statements of the Underlying Fund, including the Schedule of Investments, should be read in conjunction with the Fund’s financial statements. Financial statements for the Underlying Fund can be found at www.sec.gov.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Funds–6

LVIP American International Fund
Schedule of Investments
June 30, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANY–100.06%
International Equity Fund–100.06%
✢American Funds Insurance Series®– International Fund	12,375,065	$ 306,159,116
Total Investment Company (Cost $215,878,250)		306,159,116

TOTAL INVESTMENTS–100.06% (Cost $215,878,250)	306,159,116
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.06%)	(170,910)
NET ASSETS APPLICABLE TO 17,479,480 SHARES OUTSTANDING–100.00%	$305,988,206

✢ Class 1 shares.
The LVIP American International Fund (Fund) invests substantially all of its assets in Class 1 shares of the International Fund, a series of the American Funds Insurance Series® (Underlying Fund) (See Note 1 in Notes to Financial Statements). The Fund has an investment objective that is consistent with its corresponding Underlying Fund. The financial statements of the Underlying Fund, including the Schedule of Investments, should be read in conjunction with the Fund’s financial statements. Financial statements for the Underlying Fund can be found at www.sec.gov.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Funds–7

LVIP American Funds
Statements of Assets and Liabilities
June 30, 2021 (unaudited)
	LVIP American Global Growth Fund	LVIP American Global Small Capitalization Fund	LVIP American Growth Fund	LVIP American Growth-Income Fund	LVIP American International Fund
ASSETS:
Affiliated investments, at value	$434,031,105	$ —	$ —	$ —	$ —
Unaffiliated investments, at value	—	87,831,271	1,605,536,342	1,211,295,397	306,159,116
Receivable for fund shares sold	341,247	9	446,213	755,060	37,802
Prepaid expenses	1,228	271	4,262	3,386	934
Receivable for securities sold	—	71,881	—	—	—
TOTAL ASSETS	434,373,580	87,903,432	1,605,986,817	1,212,053,843	306,197,852
LIABILITIES:
Due to manager and affiliates	205,641	42,919	748,337	574,336	148,227
Payable for securities purchased	176,769	—	143,837	655,689	1,971
Payable for fund shares redeemed	164,479	81,625	302,375	99,372	35,831
Other accrued expenses payable	23,774	21,931	27,262	24,132	23,617
TOTAL LIABILITIES	570,663	146,475	1,221,811	1,353,529	209,646
TOTAL NET ASSETS	$433,802,917	$87,756,957	$1,604,765,006	$1,210,700,314	$305,988,206
Affiliated investments, at cost	$268,666,871	$ —	$ —	$ —	$ —
Unaffiliated investments, at cost	—	47,024,242	1,008,656,999	865,920,437	215,878,250
Service Class II:
Net Assets	$433,802,917	$87,756,957	$1,604,765,006	$1,210,700,314	$305,988,206
Shares outstanding	14,411,281	3,828,631	43,632,394	46,082,906	17,479,480
Net asset value per share	$ 30.102	$ 22.921	$ 36.779	$ 26.272	$ 17.506
COMPONENTS OF NET ASSETS AT JUNE 30, 2021:
Shares of beneficial interest (unlimited authorization–no par)	$241,490,020	$38,568,627	$ 774,722,781	$ 839,974,060	$222,074,370
Distributable earnings/(accumulated loss)	192,312,897	49,188,330	830,042,225	370,726,254	83,913,836
TOTAL NET ASSETS	$433,802,917	$87,756,957	$1,604,765,006	$1,210,700,314	$305,988,206
See accompanying notes, which are an integral part of the financial statements.
LVIP American Funds–8

LVIP American Funds
Statements of Operations
Six Months Ended June 30, 2021 (unaudited)
	LVIP American Global Growth Fund	LVIP American Global Small Capitalization Fund	LVIP American Growth Fund	LVIP American Growth-Income Fund	LVIP American International Fund
INVESTMENT INCOME:
Dividends from affiliated investments	$ 1,170,493	$ —	$ —	$ —	$ —
Dividends from investment companies	—	—	1,910,801	4,782,823	174,957
	1,170,493	0	1,910,801	4,782,823	174,957
EXPENSES:
Distribution fees-Service Class II	1,119,656	236,031	4,041,174	3,125,361	809,871
Shareholder servicing fees	59,037	12,445	213,080	164,792	42,702
Accounting and administration expenses	35,053	23,905	72,031	60,352	31,245
Professional fees	11,817	9,586	19,320	16,838	11,117
Trustees’ fees and expenses	4,315	939	15,589	11,929	3,213
Reports and statements to shareholders	4,129	1,058	13,131	10,419	2,761
Consulting fees	1,225	1,140	1,494	1,418	1,201
Custodian fees	707	279	2,042	1,677	579
Pricing fees	31	31	31	31	31
Other	3,757	1,691	11,934	9,646	2,894
	1,239,727	287,105	4,389,826	3,402,463	905,614
Less:
Expenses reimbursed	—	(8,159)	—	—	—
Total operating expenses	1,239,727	278,946	4,389,826	3,402,463	905,614
NET INVESTMENT INCOME (LOSS)	(69,234)	(278,946)	(2,479,025)	1,380,360	(730,657)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Sale of affiliated investments	1,696,216	—	—	—	—
Sale of investment companies	—	2,267,231	9,937,227	2,281,264	1,708,563
Distributions from affiliated investment companies	20,473,714	—	—	—	—
Distributions from unaffiliated investment companies	—	1,893,426	197,786,749	11,473,819	—
Net realized gain	22,169,930	4,160,657	207,723,976	13,755,083	1,708,563
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	22,465,542	—	—	—	—
Unaffiliated investments	—	4,860,707	(25,937,745)	134,609,198	12,160,048
Net change in unrealized appreciation (depreciation)	22,465,542	4,860,707	(25,937,745)	134,609,198	12,160,048
NET REALIZED AND UNREALIZED GAIN	44,635,472	9,021,364	181,786,231	148,364,281	13,868,611
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$44,566,238	$8,742,418	$179,307,206	$149,744,641	$13,137,954
See accompanying notes, which are an integral part of the financial statements.
LVIP American Funds–9

LVIP American Funds
Statements of Changes in Net Assets
	LVIP American Global Growth Fund		LVIP American Global Small Capitalization Fund		LVIP American Growth Fund
	Six Months Ended 6/30/21 (unaudited)	Year Ended 12/31/20	Six Months Ended 6/30/21 (unaudited)	Year Ended 12/31/20	Six Months Ended 6/30/21 (unaudited)	Year Ended 12/31/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ (69,234)	$ (89,137)	$ (278,946)	$ (317,466)	$ (2,479,025)	$ (689,266)
Net realized gain (loss)	22,169,930	10,748,637	4,160,657	6,757,454	207,723,976	40,044,779
Net change in unrealized appreciation (depreciation)	22,465,542	79,981,394	4,860,707	13,970,276	(25,937,745)	456,762,275
Net increase in net assets resulting from operations	44,566,238	90,640,894	8,742,418	20,410,264	179,307,206	496,117,788
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Service Class II	—	(13,391,378)	—	(4,108,707)	—	(76,884,777)
	—	(13,391,378)	—	(4,108,707)	—	(76,884,777)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Service Class II	46,451,861	47,204,732	5,761,236	8,196,840	129,431,476	146,675,370
Reinvestment of dividends and distributions:
Service Class II	—	13,391,378	—	4,108,707	—	76,884,777
Cost of shares redeemed:
Service Class II	(42,298,873)	(69,968,859)	(11,596,118)	(19,938,243)	(107,249,191)	(238,540,909)
Increase (decrease) in net assets derived from capital share transactions	4,152,988	(9,372,749)	(5,834,882)	(7,632,696)	22,182,285	(14,980,762)
NET INCREASE IN NET ASSETS	48,719,226	67,876,767	2,907,536	8,668,861	201,489,491	404,252,249
NET ASSETS:
Beginning of period	385,083,691	317,206,924	84,849,421	76,180,560	1,403,275,515	999,023,266
End of period	$433,802,917	$385,083,691	$ 87,756,957	$ 84,849,421	$1,604,765,006	$1,403,275,515
See accompanying notes, which are an integral part of the financial statements.
LVIP American Funds–10

LVIP American Funds
Statements of Changes in Net Assets (continued)
	LVIP American Growth-Income Fund		LVIP American International Fund
	Six Months Ended 6/30/21 (unaudited)	Year Ended 12/31/20	Six Months Ended 6/30/21 (unaudited)	Year Ended 12/31/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 1,380,360	$ 9,514,476	$ (730,657)	$ 718,321
Net realized gain (loss)	13,755,083	20,999,790	1,708,563	(1,228,236)
Net change in unrealized appreciation (depreciation)	134,609,198	99,276,287	12,160,048	38,858,033
Net increase in net assets resulting from operations	149,744,641	129,790,553	13,137,954	38,348,118
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Service Class II	—	(75,622,312)	—	(6,115,209)
	—	(75,622,312)	—	(6,115,209)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Service Class II	70,928,251	144,762,160	18,778,874	29,607,253
Reinvestment of dividends and distributions:
Service Class II	—	75,622,312	—	6,115,209
Cost of shares redeemed:
Service Class II	(73,331,371)	(87,812,289)	(20,762,871)	(39,197,965)
Increase (decrease) in net assets derived from capital share transactions	(2,403,120)	132,572,183	(1,983,997)	(3,475,503)
NET INCREASE IN NET ASSETS	147,341,521	186,740,424	11,153,957	28,757,406
NET ASSETS:
Beginning of period	1,063,358,793	876,618,369	294,834,249	266,076,843
End of period	$1,210,700,314	$1,063,358,793	$305,988,206	$294,834,249
See accompanying notes, which are an integral part of the financial statements.
LVIP American Funds–11

LVIP American Global Growth Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
		LVIP American Global Growth Fund Service Class II
	Six Months Ended 6/30/21[1] (unaudited)	Year Ended
		12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$ 27.014	$ 21.644	$ 17.109	$ 19.410	$ 15.711	$ 17.092
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.005)	(0.006)	0.156	0.075	0.067	0.090
Net realized and unrealized gain (loss)	3.093	6.342	5.688	(1.847)	4.747	(0.013)
Total from investment operations	3.088	6.336	5.844	(1.772)	4.814	0.077
Less dividends and distributions from:
Net investment income	—	—	(0.251)	(0.138)	(0.058)	(0.146)
Net realized gain	—	(0.966)	(1.058)	(0.391)	(1.057)	(1.312)
Total dividends and distributions	—	(0.966)	(1.309)	(0.529)	(1.115)	(1.458)
Net asset value, end of period	$ 30.102	$ 27.014	$ 21.644	$ 17.109	$ 19.410	$ 15.711
Total return[3]	11.43%	29.99%	34.78%	(9.39%)	30.99%	0.24%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$433,803	$385,084	$317,207	$224,301	$196,465	$121,799
Ratio of expenses to average net assets[4]	0.61%	0.63%	0.64%	0.63%	0.64%	0.62%
Ratio of net investment income (loss) to average net assets	(0.03%) [5]	(0.03%)	0.78%	0.38%	0.36%	0.55%
Portfolio turnover	6%	10%	7%	4%	4%	15%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Funds–12

LVIP American Global Small Capitalization Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
		LVIP American Global Small Capitalization Fund Service Class II
	Six Months Ended 6/30/21[1] (unaudited)	Year Ended
		12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$ 20.741	$ 17.017	$ 13.740	$ 15.561	$ 14.540	$ 15.433
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.071)	(0.073)	(0.041)	(0.050)	0.002	(0.022)
Net realized and unrealized gain (loss)	2.251	4.789	4.247	(1.644)	3.541	0.300
Total from investment operations	2.180	4.716	4.206	(1.694)	3.543	0.278
Less dividends and distributions from:
Net investment income	—	—	(0.230)	(0.107)	(0.002)	(0.018)
Net realized gain	—	(0.992)	(0.699)	(0.020)	(2.520)	(1.153)
Total dividends and distributions	—	(0.992)	(0.929)	(0.127)	(2.522)	(1.171)
Net asset value, end of period	$ 22.921	$ 20.741	$ 17.017	$ 13.740	$ 15.561	$ 14.540
Total return[3]	10.51%	29.23%	31.02%	(10.90%)	25.42%	1.68%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 87,757	$ 84,849	$ 76,181	$ 67,877	$ 78,448	$ 66,278
Ratio of expenses to average net assets[4]	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.67%	0.73%	0.73%	0.71%	0.70%	0.67%
Ratio of net investment income (loss) to average net assets	(0.65%) [5]	(0.44%)	(0.26%)	(0.31%)	0.02%	(0.15%)
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.67%) [5]	(0.52%)	(0.34%)	(0.37%)	(0.03%)	(0.17%)
Portfolio turnover	6%	13%	9%	12%	6%	15%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Funds–13

LVIP American Growth Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
		LVIP American Growth Fund Service Class II
	Six Months Ended 6/30/21[1] (unaudited)	Year Ended
		12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$ 32.636	$ 23.030	$ 19.311	$ 20.735	$ 17.307	$ 19.682
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.058)	(0.016)	0.092	0.024	0.036	0.081
Net realized and unrealized gain	4.201	11.488	5.586	0.027	4.700	1.559
Total from investment operations	4.143	11.472	5.678	0.051	4.736	1.640
Less dividends and distributions from:
Net investment income	—	—	(0.379)	(0.082)	(0.073)	(0.073)
Net realized gain	—	(1.866)	(1.580)	(1.393)	(1.235)	(3.942)
Total dividends and distributions	—	(1.866)	(1.959)	(1.475)	(1.308)	(4.015)
Net asset value, end of period	$ 36.779	$ 32.636	$ 23.030	$ 19.311	$ 20.735	$ 17.307
Total return[3]	12.69%	51.55%	30.30%	(0.64%)	27.83%	9.10%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,604,765	$1,403,276	$999,023	$672,547	$568,127	$363,045
Ratio of expenses to average net assets[4]	0.60%	0.63%	0.63%	0.63%	0.64%	0.61%
Ratio of net investment income (loss) to average net assets	(0.34%) [5]	(0.06%)	0.42%	0.11%	0.18%	0.43%
Portfolio turnover	4%	9%	3%	4%	2%	8%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Funds–14

LVIP American Growth-Income Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
		LVIP American Growth-Income Fund Service Class II
	Six Months Ended 6/30/21[1] (unaudited)	Year Ended
		12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$ 23.052	$ 22.114	$ 18.858	$ 20.367	$ 18.186	$ 19.032
Income (loss) from investment operations:
Net investment income[2]	0.030	0.224	0.305	0.253	0.238	0.220
Net realized and unrealized gain (loss)	3.190	2.495	4.471	(0.592)	3.659	1.787
Total from investment operations	3.220	2.719	4.776	(0.339)	3.897	2.007
Less dividends and distributions from:
Net investment income	—	(0.289)	(0.537)	(0.293)	(0.216)	(0.298)
Net realized gain	—	(1.492)	(0.983)	(0.877)	(1.500)	(2.555)
Total dividends and distributions	—	(1.781)	(1.520)	(1.170)	(1.716)	(2.853)
Net asset value, end of period	$ 26.272	$ 23.052	$ 22.114	$ 18.858	$ 20.367	$ 18.186
Total return[3]	13.97%	13.14%	25.70%	(2.15%)	21.95%	11.16%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,210,700	$1,063,359	$876,618	$593,581	$485,918	$317,976
Ratio of expenses to average net assets[4]	0.60%	0.61%	0.61%	0.61%	0.61%	0.59%
Ratio of net investment income to average net assets	0.24% [5]	1.05%	1.44%	1.20%	1.20%	1.17%
Portfolio turnover	4%	5%	2%	3%	2%	8%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Funds–15

LVIP American International Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
		LVIP American International Fund Service Class II
	Six Months Ended 6/30/21[1] (unaudited)	Year Ended
		12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$ 16.769	$ 15.125	$ 12.886	$ 15.486	$ 12.634	$ 13.115
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.042)	0.040	0.160	0.222	0.141	0.131
Net realized and unrealized gain (loss)	0.779	1.947	2.697	(2.304)	3.809	0.308
Total from investment operations	0.737	1.987	2.857	(2.082)	3.950	0.439
Less dividends and distributions from:
Net investment income	—	(0.037)	(0.190)	(0.390)	(0.131)	(0.133)
Net realized gain	—	(0.306)	(0.428)	(0.128)	(0.967)	(0.787)
Total dividends and distributions	—	(0.343)	(0.618)	(0.518)	(1.098)	(0.920)
Net asset value, end of period	$ 17.506	$ 16.769	$ 15.125	$ 12.886	$ 15.486	$ 12.634
Total return[3]	4.39%	13.57%	22.44%	(13.50%)	31.65%	3.15%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$305,988	$294,834	$266,077	$ 214,325	$202,007	$141,543
Ratio of expenses to average net assets[4]	0.62%	0.64%	0.64%	0.63%	0.63%	0.61%
Ratio of net investment income (loss) to average net assets	(0.50%) [5]	0.29%	1.11%	1.47%	0.96%	1.02%
Portfolio turnover	4%	8%	8%	4%	7%	11%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Funds–16

LVIP American Funds
Notes to Financial Statements
June 30, 2021 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 105 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP American Global Growth Fund, LVIP American Global Small Capitalization Fund, LVIP American Growth Fund, LVIP American Growth-Income Fund and LVIP American International Fund (each, a “Fund”, and collectively, the “Funds”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Funds are diversified management investment companies registered under the 1940 Act. Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold each Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The LVIP American Global Growth Fund, LVIP American Global Small Capitalization Fund, LVIP American Growth Fund, LVIP American Growth-Income Fund and LVIP American International Fund operate under a fund of funds structure and invest substantially all of their assets in Class 1 shares of the Global Growth Fund, Global Small Capitalization Fund, Growth Fund, Growth-Income Fund and International Fund, respectively, each a series of the American Funds Insurance Series® (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. Financial statements for the Underlying Funds can be found at www.sec.gov.
The investment objective of the LVIP American Global Growth Fund, LVIP American Global Small Capitalization Fund and LVIP American International Fund is long-term growth of capital.
The investment objective of the LVIP American Growth Fund is growth of capital.
The investment objective of the LVIP American Growth-Income Fund is long-term growth of capital and income.
1. Significant Accounting Policies
Each Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, each Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Funds.
Security Valuation –The Funds value Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.
Federal Income Taxes–No provision for federal income taxes has been made because each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Funds' federal income tax returns through the six months ended June 30, 2021 and for all open tax years (years ended December 31, 2017-December 31, 2020), and has concluded that no provision for federal income tax is required in the Funds' financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statements of Operations. During six months ended June 30, 2021, the Funds did not incur any interest or tax penalties.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.
 The Funds declare and distribute dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
LVIP American Funds–17

LVIP American Funds
Notes to Financial Statements (continued)
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of each Fund’s investment portfolio, and providing certain administrative services to each Fund. To the extent that a Fund invests all of its investable assets (i.e., securities and cash) in another registered investment company, the Trust will not pay the adviser any advisory fees.
To the extent a Fund does not invest investable assets in another registered investment company, the advisory fee rates payable by the Service Class II of each Fund to LIAC are set forth in the following table:
Fund	Annual Fee Rate Based on Average Daily Net Asset Value
LVIP American Global Growth Fund	0.80%
LVIP American Global Small Capitalization Fund	1.00%
LVIP American Growth Fund	0.75%
LVIP American Growth-Income Fund	0.75%
LVIP American International Fund	0.85%
The fee is calculated daily and paid monthly. This fee is in addition to the management fees indirectly paid to the investment advisers of the Underlying Funds. For the six months ended June 30, 2021, no advisory fees were charged to the Funds.
LIAC has contractually agreed to reimburse the LVIP American Global Small Capitalization Fund to the extent that the Fund’s annual operating expenses (excluding Distribution fees and Underlying Funds’ fees and expenses) exceed 0.10% of the average daily net assets. The reimbursement is accrued daily and received monthly. This agreement will continue at least through April 30, 2022, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LIAC.
LIAC retains the right to receive reimbursements of excess amounts waived or paid by LIAC under the expense limitation agreement. Each Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that each Fund is able to effect such payments to LIAC and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2021, LIAC has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
		Expiration Date
	2022	2023	Total
LVIP American Global Small Capitalization Fund	$40,986	$54,773	$ 95,759
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Funds. For these services, the Funds reimburse Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statements of Operations. For the six months ended June 30, 2021, costs for these administrative and legal services were as follows:
	LVIP American Global Growth Fund	LVIP American Global Small Capitalization Fund	LVIP American Growth Fund	LVIP American Growth-Income Fund	LVIP American International Fund
Administrative	$12,030	$2,574	$43,406	$33,488	$8,796
Legal	1,913	409	6,903	5,326	1,399
Lincoln Life also provides certain contract holder and additional corporate services to the Funds. Each Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of each Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statements of Operations.
LVIP American Funds–18

LVIP American Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also prints and mails Fund documents on behalf of the Funds. The cost of these services is included in “Reports and statements to shareholders” on the Statements of Operations. The Funds reimburse Lincoln Life for the cost of these services. For the six months ended June 30, 2021, these fees were as follows:
	LVIP American Global Growth Fund	LVIP American Global Small Capitalization Fund	LVIP American Growth Fund	LVIP American Growth-Income Fund	LVIP American International Fund
Printing and mailing	$1,516	$—	$5,440	$4,259	$678
The Funds currently offer one class of shares: Service Class II. The Service Class II shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to their distribution and service plan, the Funds are authorized to pay, out of the assets of the Service Class II shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.75% of average daily net assets of the Service Class II shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.55% of the average daily net assets of the Service Class II shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statements of Operations, the Funds indirectly bear the investment management fees and other expenses of the Underlying Funds in which they invest. Because each of the Underlying Funds has varied expense and fee levels, and the Funds may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At June 30, 2021, each Fund had receivables due from and liabilities payable to affiliates as follows:
	LVIP American Global Growth Fund	LVIP American Global Small Capitalization Fund	LVIP American Growth Fund	LVIP American Growth-Income Fund	LVIP American International Fund
Distribution fees payable to LFD	$193,901	$39,652	$705,688	$541,524	$139,806
Printing and mailing fees payable to Lincoln Life	1,516	1,176	5,440	4,259	1,049
Shareholder servicing fees payable to Lincoln Life	10,224	2,091	37,209	28,553	7,372
Certain officers and trustees of the Funds are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Funds. The Funds pay compensation to unaffiliated trustees.
LVIP American Global Growth Fund
	Value 12/31/20	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/21	Number of Shares 06/30/21	Dividends	Capital Gain Distributions
INVESTMENT COMPANY-100.05%@
International Equity Fund-100.05%@
✢American Funds Insurance Series® – Global Growth Fund	$385,284,587	$47,658,369	$23,073,608	$1,696,215	$22,465,542	$434,031,105	9,941,161	$1,170,493	$20,473,714

@ As a percentage of Net Assets as of June 30, 2021.
✢ Class 1 shares.
LVIP American Funds–19

LVIP American Funds
Notes to Financial Statements (continued)
3. Investments
For the six months ended June 30, 2021, each Fund made purchases and sales of investment securities other than short-term investments as follows:
	LVIP American Global Growth Fund	LVIP American Global Small Capitalization Fund	LVIP American Growth Fund	LVIP American Growth-Income Fund	LVIP American International Fund
Purchases	$47,658,369	$5,104,270	$271,534,394	$56,844,260	$11,683,343
Sales	23,073,608	9,308,723	53,961,843	46,324,530	14,385,199
At June 30, 2021, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2021, the cost and unrealized appreciation (depreciation) of investments were as follows:
	LVIP American Global Growth Fund	LVIP American Global Small Capitalization Fund	LVIP American Growth Fund	LVIP American Growth-Income Fund	LVIP American International Fund
Cost of investments	$268,666,871	$47,024,242	$1,008,656,998	$865,920,437	$215,878,250
Aggregate unrealized appreciation of investments	$165,364,234	$40,807,029	$ 596,879,344	$345,374,960	$ 90,280,866
Aggregate unrealized depreciation of investments	—	—	—	—	—
Net unrealized appreciation of investments	$165,364,234	$40,807,029	$ 596,879,344	$345,374,960	$ 90,280,866
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2021.
U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including each Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP American Funds–20

LVIP American Funds
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of each Fund's investments by fair value hierarchy levels as of June 30, 2021:
Level 1	LVIP American Global Growth Fund	LVIP American Global Small Capitalization Fund	LVIP American Growth Fund	LVIP American Growth-Income Fund	LVIP American International Fund
Investments:
Assets:
Affiliated Investment Companies	$434,031,105	$ —	$ —	$ —	$ —
Unaffiliated Investment Companies	—	87,831,271	1,605,536,342	1,211,295,397	306,159,116
Total Investments	$434,031,105	$87,831,271	$1,605,536,342	$1,211,295,397	$306,159,116
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	LVIP American Global Growth Fund		LVIP American Global Small Capitalization Fund		LVIP American Growth Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	6/30/21	12/31/20	6/30/21	12/31/20	6/30/21	12/31/20
Shares sold:
Service Class II	1,630,003	2,114,165	262,960	532,197	3,754,443	5,846,622
Shares reinvested:
Service Class II	—	574,811	—	249,143	—	2,852,274
	1,630,003	2,688,976	262,960	781,340	3,754,443	8,698,896
Shares redeemed:
Service Class II	(1,473,768)	(3,089,719)	(525,168)	(1,167,346)	(3,120,460)	(9,080,390)
Net increase (decrease)	156,235	(400,743)	(262,208)	(386,006)	633,983	(381,494)

	LVIP American Growth-Income Fund		LVIP American International Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	6/30/21	12/31/20	6/30/21	12/31/20
Shares sold:
Service Class II	2,900,691	7,051,253	1,101,202	2,314,851
Shares reinvested:
Service Class II	—	3,582,003	—	434,154
	2,900,691	10,633,256	1,101,202	2,749,005
Shares redeemed:
Service Class II	(2,946,933)	(4,144,564)	(1,204,293)	(2,757,918)
Net increase (decrease)	(46,242)	6,488,692	(103,091)	(8,913)
5. Line of Credit
The Funds, along with other funds in the Trust (“Participants”), are participants in a $300,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the
LVIP American Funds–21

LVIP American Funds
Notes to Financial Statements (continued)
 5. Line of Credit (continued)
respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 16, 2022.
The Funds had no amounts outstanding as of June 30, 2021, or at any time during the period then ended.
6. Risk Factors
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds' investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Funds' portfolio investments.
7. Contractual Obligations
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown; however, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of material loss to be remote.
8. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Funds financial statements.
LVIP American Funds–22

LVIP American Funds
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Funds have established a liquidity risk management program to govern their approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Funds' investment adviser. The Funds' Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting each Fund's compliance with limits on investments in illiquid assets and mitigating the risk that a Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Fund's liquidity and the periodic classification and re-classification of a Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 8-9, 2021, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2020 through December 31, 2020. During the period covered by the report, there was one liquidity event due to an extended Taiwanese foreign holiday in February 2020 that caused the LVIP SSGA Emerging Markets Equity Index Fund to classify its Taiwanese securities as illiquid for one day, which caused the Fund to exceed the 15% limit on illiquid securities on that day. The LVIP SSGA Emerging Markets Equity Index Fund was under the 15% limitation the following business day, and there was no impact on the Funds ability to timely meet redemptions. There were no additional liquidity events that impacted the Funds or their respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Funds' liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to each Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP American Funds–23

LVIP American Global Allocation Managed Risk Funds
LVIP American Global Balanced Allocation Managed Risk Fund
LVIP American Global Growth Allocation Managed Risk Fund
each a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2021

LVIP American Global Allocation Managed Risk Funds
Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as exhibits to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Funds' proxy voting procedures and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP American Global Allocation Managed Risk Funds
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2021 to June 30, 2021
Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis tables. The Expense Analysis tables do not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. These Expense Analyses are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analyses are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021 to June 30, 2021.
Actual Expenses
The first section of the tables, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the tables, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the tables are meant to highlight your ongoing costs only. The Funds do not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Funds' expenses shown in the tables reflect fee waivers in effect.
LVIP American Global Balanced Allocation Managed Risk Fund
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/21	Ending Account Value 6/30/21	Annualized Expense Ratio	Expenses Paid During Period 1/1/21 to 6/30/21*
Actual
Standard Class Shares	$1,000.00	$1,061.40	0.29%	$1.48
Service Class Shares	1,000.00	1,059.60	0.64%	3.27
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.40	0.29%	$1.45
Service Class Shares	1,000.00	1,021.60	0.64%	3.21
LVIP American Global Growth Allocation Managed Risk Fund
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/21	Ending Account Value 6/30/21	Annualized Expense Ratio	Expenses Paid During Period 1/1/21 to 6/30/21*
Actual
Standard Class Shares	$1,000.00	$1,079.20	0.29%	$1.50
Service Class Shares	1,000.00	1,077.30	0.64%	3.30
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.40	0.29%	$1.45
Service Class Shares	1,000.00	1,021.60	0.64%	3.21

*	"Expenses Paid During Period" are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
Each Fund operates under a fund of funds structure. Each Fund invests substantially all of its assets in other investment companies, including exchange-traded funds (collectively, the “Underlying Funds”). In addition to the Funds' expenses reflected above, the Funds also indirectly bear their portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in each table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

LVIP American Global Allocation Managed Risk Funds–1

LVIP American Global Allocation Managed Risk Funds
Security Type/Sector Allocations (unaudited)
As of June 30, 2021
Sector designations may be different than the sector designations presented in other Fund materials.
LVIP American Global Balanced Allocation Managed Risk Fund
Security Type/Sector	Percentage of Net Assets
Affiliated Investment	3.83%
Investment Company	3.83%
Fixed Income Fund	3.83%
Unaffiliated Investments	96.17%
Investment Companies	96.17%
Asset Allocation Fund	14.37%
Equity Funds	26.02%
Fixed Income Funds	37.39%
Global Equity Funds	4.75%
Global Fixed Income Fund	1.90%
International Equity Funds	9.26%
Money Market Fund	2.48%
Total Investments	100.00%
Liabilities Net of Receivables and Other Assets	(0.00%)
Total Net Assets	100.00%
LVIP American Global Growth Allocation Managed Risk Fund
Security Type/Sector	Percentage of Net Assets
Affiliated Investment	2.84%
Investment Company	2.84%
Fixed Income Fund	2.84%
Unaffiliated Investments	97.05%
Investment Companies	97.05%
Asset Allocation Fund	10.44%
Equity Funds	33.42%
Fixed Income Funds	21.67%
Global Equity Funds	8.73%
International Equity Funds	20.28%
Money Market Fund	2.51%
Total Investments	99.89%
Receivables and Other Assets Net of Liabilities	0.11%
Total Net Assets	100.00%
LVIP American Global Allocation Managed Risk Funds–2

LVIP American Global Balanced Allocation Managed Risk Fund
Statement of Net Assets
June 30, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–3.83%
INVESTMENT COMPANY–3.83%
Fixed Income Fund–3.83%
✢American Funds Insurance Series®– Mortgage Fund	6,293,685	$ 67,090,686
Total Affiliated Investment (Cost $66,288,941)		67,090,686

UNAFFILIATED INVESTMENTS–96.17%
INVESTMENT COMPANIES–96.17%
Asset Allocation Fund–14.37%
✧American Funds®– Capital Income Builder	3,685,840	251,816,554
		251,816,554
Equity Funds–26.02%
✧American Funds®– American Mutual Fund	3,013,035	151,133,837
✢American Funds Insurance Series®-
Growth Fund	1,524,005	180,274,565
Growth-Income Fund	1,994,315	124,525,045
		455,933,447
Fixed Income Funds–37.39%
✧American Funds®-
High-Income Trust	3,237,578	34,188,825
Intermediate Bond Fund of America	10,292,436	142,344,390
✢American Funds Insurance Series®-
Bond Fund	38,595,437	436,514,391
U.S. Government/AAA-Rated Securities Fund	3,599,826	42,189,964
		655,237,570
Global Equity Funds–4.75%
✢American Funds Insurance Series®-
Global Growth & Income Fund	957,172	17,142,939
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Global Equity Funds (continued)
✢American Funds Insurance Series®- (continued)
Global Small Capitalization Fund	1,867,425	$ 66,125,525
		83,268,464
Global Fixed Income Fund–1.90%
✢American Funds Insurance Series®– Global Bond Fund	2,740,427	33,296,185
		33,296,185
International Equity Funds–9.26%
✧American Funds®-
New Perspective Fund	787,551	52,789,546
New World Fund	455,751	44,162,259
✢American Funds Insurance Series®– International Fund	2,640,871	65,335,159
		162,286,964
Money Market Fund–2.48%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.03%)	43,481,544	43,481,544
		43,481,544
Total Unaffiliated Investments (Cost $1,368,784,154)		1,685,320,728

TOTAL INVESTMENTS–100.00% (Cost $1,435,073,095)	1,752,411,414
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.00%)	(62,675)
NET ASSETS APPLICABLE TO 133,867,355 SHARES OUTSTANDING–100.00%	$1,752,348,739
NET ASSET VALUE PER SHARE–LVIP AMERICAN GLOBAL BALANCED ALLOCATION MANAGED RISK FUND STANDARD CLASS ($3,075,715 / 234,432 Shares)	$13.120
NET ASSET VALUE PER SHARE–LVIP AMERICAN GLOBAL BALANCED ALLOCATION MANAGED RISK FUND SERVICE CLASS ($1,749,273,024 / 133,632,923 Shares)	$13.090
LVIP American Global Allocation Managed Risk Funds–3

LVIP American Global Balanced Allocation Managed Risk Fund
Statement of Net Assets (continued)
COMPONENTS OF NET ASSETS AT JUNE 30, 2021:
Shares of beneficial interest (unlimited authorization–no par)	$1,378,383,662
Distributable earnings/(accumulated loss)	373,965,077
TOTAL NET ASSETS	$1,752,348,739

✢ Class 1 shares.
✧ Class R-6 shares.
★ Includes $2,733,894 cash collateral held at broker for futures contracts, $1,383,402 payable for securities purchased, $930,326 payable for fund shares redeemed, $46,265 other accrued expenses payable, $898,044 due to manager and affiliates and $73,494 variation margin due to broker on futures contracts as of June 30, 2021.

The following futures contracts were outstanding at June 30, 2021:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
10	Australian Dollar	$ 749,800	$ 773,383	9/13/21	$ —	$ (23,583)
19	British Pound	1,639,344	1,683,534	9/13/21	—	(44,190)
28	Euro	4,152,750	4,272,927	9/13/21	—	(120,177)
20	Japanese Yen	2,251,750	2,286,191	9/13/21	—	(34,441)
1	Swedish Krona	233,680	242,141	9/13/21	—	(8,461)
					—	(230,852)
Equity Contracts:
46	E-mini MSCI Emerging Markets Index	3,139,040	3,142,485	9/17/21	—	(3,445)
5	E-mini Russell 2000 Index	576,950	576,480	9/17/21	470	—
141	E-mini S&P 500 Index	30,234,630	29,814,557	9/17/21	420,073	—
7	E-mini S&P MidCap 400 Index	1,884,680	1,907,960	9/17/21	—	(23,280)
95	Euro STOXX 50 Index	4,568,369	4,661,933	9/17/21	—	(93,564)
19	FTSE 100 Index	1,834,664	1,866,085	9/17/21	—	(31,421)
13	OMXS 30 Index	344,212	348,541	7/16/21	—	(4,329)
6	SPI 200 Index	812,533	819,624	9/16/21	—	(7,091)
14	TOPIX Index	2,448,535	2,465,565	9/9/21	—	(17,030)
					420,543	(180,160)
Total Futures Contracts					$420,543	$(411,012)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2021.

Summary of Abbreviations:
FTSE–Financial Times Stock Exchange
MSCI–Morgan Stanley Capital International
OMXS–Stockholm Stock Exchange
S&P–Standard & Poor’s
SPI–Swiss Performance Index
TOPIX–Tokyo Stock Price Index
See accompanying notes, which are an integral part of the financial statements.
LVIP American Global Allocation Managed Risk Funds–4

LVIP American Global Growth Allocation Managed Risk Fund
Statement of Net Assets
June 30, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–2.84%
INVESTMENT COMPANY–2.84%
Fixed Income Fund–2.84%
✢American Funds Insurance Series®– Mortgage Fund	9,427,982	$ 100,502,288
Total Affiliated Investment (Cost $99,648,785)		100,502,288

UNAFFILIATED INVESTMENTS–97.05%
INVESTMENT COMPANIES–97.05%
Asset Allocation Fund–10.44%
✧American Funds®– Capital Income Builder	5,398,599	368,832,311
		368,832,311
Equity Funds–33.42%
✧American Funds®– American Mutual Fund	7,355,327	368,943,215
✢American Funds Insurance Series®-
Growth Fund	3,652,728	432,081,230
Growth-Income Fund	6,074,073	379,265,116
		1,180,289,561
Fixed Income Funds–21.67%
✧American Funds®-
Bond Fund of America	36,862,184	497,270,858
Intermediate Bond Fund of America	16,204,169	224,103,659
✢American Funds Insurance Series®– U.S. Government/AAA-Rated Securities Fund	3,738,826	43,819,042
		765,193,559
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Global Equity Funds–8.73%
✢American Funds Insurance Series®-
Global Growth & Income Fund	3,823,515	$ 68,479,148
Global Small Capitalization Fund	6,772,843	239,826,372
		308,305,520
International Equity Funds–20.28%
✧American Funds®– New Perspective Fund	2,621,639	175,728,499
✢American Funds Insurance Series®-
International Fund	13,999,152	346,339,016
New World Fund	5,770,211	194,109,886
		716,177,401
Money Market Fund–2.51%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.03%)	88,638,162	88,638,162
		88,638,162
Total Unaffiliated Investments (Cost $2,569,621,322)		3,427,436,514

TOTAL INVESTMENTS–99.89% (Cost $2,669,270,107)	3,527,938,802
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.11%	3,750,230
NET ASSETS APPLICABLE TO 247,556,572 SHARES OUTSTANDING–100.00%	$3,531,689,032
NET ASSET VALUE PER SHARE–LVIP AMERICAN GLOBAL GROWTH ALLOCATION MANAGED RISK FUND STANDARD CLASS ($1,093,506 / 76,469 Shares)	$14.300
NET ASSET VALUE PER SHARE–LVIP AMERICAN GLOBAL GROWTH ALLOCATION MANAGED RISK FUND SERVICE CLASS ($3,530,595,526 / 247,480,103 Shares)	$14.266
COMPONENTS OF NET ASSETS AT JUNE 30, 2021:
Shares of beneficial interest (unlimited authorization–no par)	$2,601,798,764
Distributable earnings/(accumulated loss)	929,890,268
TOTAL NET ASSETS	$3,531,689,032

LVIP American Global Allocation Managed Risk Funds–5

LVIP American Global Growth Allocation Managed Risk Fund
Statement of Net Assets (continued)

✢ Class 1 shares.
✧ Class R-6 shares.
★ Includes $6,417,702 cash collateral held at broker for futures contracts, $1,932,808 payable for securities purchased, $817,594 payable for fund shares redeemed, $68,729 other accrued expenses payable, $1,823,290 due to manager and affiliates and $244,114 variation margin due to broker on futures contracts as of June 30, 2021.

The following futures contracts were outstanding at June 30, 2021:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
27	Australian Dollar	$ 2,024,460	$ 2,088,265	9/13/21	$ —	$ (63,805)
49	British Pound	4,227,781	4,341,745	9/13/21	—	(113,964)
72	Euro	10,678,500	10,987,528	9/13/21	—	(309,028)
54	Japanese Yen	6,079,725	6,173,053	9/13/21	—	(93,328)
3	Swedish Krona	701,040	726,812	9/13/21	—	(25,772)
					—	(605,897)
Equity Contracts:
174	E-mini MSCI Emerging Markets Index	11,873,760	11,880,951	9/17/21	—	(7,191)
17	E-mini Russell 2000 Index	1,961,630	1,960,034	9/17/21	1,596	—
282	E-mini S&P 500 Index	60,469,260	59,629,111	9/17/21	840,149	—
18	E-mini S&P MidCap 400 Index	4,846,320	4,906,183	9/17/21	—	(59,863)
244	Euro STOXX 50 Index	11,733,495	11,973,807	9/17/21	—	(240,312)
49	FTSE 100 Index	4,731,502	4,812,535	9/17/21	—	(81,033)
33	OMXS 30 Index	873,768	884,758	7/16/21	—	(10,990)
16	SPI 200 Index	2,166,756	2,185,404	9/16/21	—	(18,648)
35	TOPIX Index	6,121,338	6,163,913	9/9/21	—	(42,575)
					841,745	(460,612)
Total Futures Contracts					$841,745	$(1,066,509)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2021.

Summary of Abbreviations:
FTSE–Financial Times Stock Exchange
MSCI–Morgan Stanley Capital International
OMXS–Stockholm Stock Exchange
S&P–Standard & Poor’s
SPI–Swiss Performance Index
TOPIX–Tokyo Stock Price Index
See accompanying notes, which are an integral part of the financial statements.
LVIP American Global Allocation Managed Risk Funds–6

LVIP American Global Allocation Managed Risk Funds
Statements of Operations
Six Months Ended June 30, 2021 (unaudited)
	LVIP American Global Balanced Allocation Managed Risk Fund	LVIP American Global Growth Allocation Managed Risk Fund
INVESTMENT INCOME:
Dividends from unaffiliated investments	$ 6,481,088	$ 13,962,819
Dividends from affiliated investments	2,367,271	3,546,220
	8,848,359	17,509,039
EXPENSES:
Distribution fees-Service Class	3,031,566	6,071,056
Management fees	2,167,101	4,337,733
Shareholder servicing fees	251,384	503,177
Accounting and administration expenses	93,270	154,708
Professional fees	25,794	38,560
Trustees’ fees and expenses	19,353	38,519
Reports and statements to shareholders	16,283	31,807
Custodian fees	6,882	14,073
Consulting fees	1,944	2,426
Pricing fees	812	778
Other	21,250	43,071
	5,635,639	11,235,908
Less:
Management fees waived	(86,684)	(86,755)
Total operating expenses	5,548,955	11,149,153
NET INVESTMENT INCOME	3,299,404	6,359,886
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of affiliated investments	(73,830)	(112,161)
Sale of unaffiliated investments	29,305,824	71,860,413
Distributions from affiliated investment companies	2,247,990	3,367,535
Distributions from unaffiliated investment companies	47,478,628	74,778,729
Futures contracts	6,660,557	12,412,885
Net realized gain	85,619,169	162,307,401
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	(2,678,928)	(4,008,220)
Unaffiliated investments	15,703,849	98,493,348
Foreign currencies	(37,782)	(94,049)
Futures contracts	(1,012,573)	(2,674,580)
Net change in unrealized appreciation (depreciation)	11,974,566	91,716,499
NET REALIZED AND UNREALIZED GAIN	97,593,735	254,023,900
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$100,893,139	$260,383,786
See accompanying notes, which are an integral part of the financial statements.
LVIP American Global Allocation Managed Risk Funds–7

LVIP American Global Allocation Managed Risk Funds
Statements of Changes in Net Assets
	LVIP American Global Balanced Allocation Managed Risk Fund		LVIP American Global Growth Allocation Managed Risk Fund
	Six Months Ended 6/30/21 (unaudited)	Year Ended 12/31/20	Six Months Ended 6/30/21 (unaudited)	Year Ended 12/31/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 3,299,404	$ 22,712,505	$ 6,359,886	$ 29,859,539
Net realized gain (loss)	85,619,169	(16,768,084)	162,307,401	(65,059,226)
Net change in unrealized appreciation (depreciation)	11,974,566	147,392,424	91,716,499	363,196,967
Net increase in net assets resulting from operations	100,893,139	153,336,845	260,383,786	327,997,280
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(35,416)	—	(34,229)
Service Class	—	(71,873,954)	—	(104,884,245)
	—	(71,909,370)	—	(104,918,474)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	1,745,601	775,100	82,020	5,993
Service Class	14,789,881	24,903,116	23,267,649	34,995,653
Reinvestment of dividends and distributions:
Standard Class	—	35,416	—	34,229
Service Class	—	71,873,954	—	104,884,245
	16,535,482	97,587,586	23,349,669	139,920,120
Cost of shares redeemed:
Standard Class	(21,024)	(19,251)	(99,579)	(55,391)
Service Class	(107,424,018)	(207,609,020)	(215,279,251)	(407,339,440)
	(107,445,042)	(207,628,271)	(215,378,830)	(407,394,831)
Decrease in net assets derived from capital share transactions	(90,909,560)	(110,040,685)	(192,029,161)	(267,474,711)
NET INCREASE (DECREASE) IN NET ASSETS	9,983,579	(28,613,210)	68,354,625	(44,395,905)
NET ASSETS:
Beginning of period	1,742,365,160	1,770,978,370	3,463,334,407	3,507,730,312
End of period	$1,752,348,739	$1,742,365,160	$3,531,689,032	$3,463,334,407
See accompanying notes, which are an integral part of the financial statements.
LVIP American Global Allocation Managed Risk Funds–8

LVIP American Global Balanced Allocation Managed Risk Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
		LVIP American Global Balanced Allocation Managed Risk Fund Standard Class
	Six Months Ended 6/30/21[1] (unaudited)	Year Ended
		12/31/20	12/31/19	12/31/18	12/31/17	12/31/16 [2]
Net asset value, beginning of period	$ 12.362	$ 11.761	$ 11.010	$ 11.817	$ 10.770	$ 10.503
Income (loss) from investment operations:
Net investment income[3]	0.046	0.200	0.247	0.224	0.202	0.200
Net realized and unrealized gain (loss)	0.712	0.959	1.522	(0.578)	1.099	0.287
Total from investment operations	0.758	1.159	1.769	(0.354)	1.301	0.487
Less dividends and distributions from:
Net investment income	—	(0.225)	(0.295)	(0.234)	(0.254)	(0.220)
Net realized gain	—	(0.333)	(0.723)	(0.219)	—	—
Total dividends and distributions	—	(0.558)	(1.018)	(0.453)	(0.254)	(0.220)
Net asset value, end of period	$ 13.120	$ 12.362	$ 11.761	$ 11.010	$ 11.817	$ 10.770
Total return[4]	6.14%	10.10%	16.35%	(3.06%)	12.08%	4.64%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 3,076	$ 1,272	$ 450	$ 414	$ 727	$ 662
Ratio of expenses to average net assets[5]	0.29%	0.30%	0.30%	0.30%	0.29%	0.27%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.30%	0.31%	0.30%	0.30%	0.29%	0.27%
Ratio of net investment income to average net assets	0.73% [6]	1.70%	2.10%	1.90%	1.76%	1.86%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.72% [6]	1.69%	2.10%	1.90%	1.76%	1.86%
Portfolio turnover	8%	19%	9%	27%	22%	22%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2016, Milliman Financial Risk Management LLC is responsible for the day-to-day management of the Fund’s managed risk strategy, replacing Lincoln Investment Advisors Corporation.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Global Allocation Managed Risk Funds–9

LVIP American Global Balanced Allocation Managed Risk Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
		LVIP American Global Balanced Allocation Managed Risk Fund Service Class
	Six Months Ended[1] 6/30/21 (unaudited)	Year Ended
		12/31/20	12/31/19	12/31/18	12/31/17	12/31/16 [2]
Net asset value, beginning of period	$ 12.355	$ 11.758	$ 11.009	$ 11.812	$ 10.767	$ 10.501
Income (loss) from investment operations:
Net investment income[3]	0.024	0.158	0.206	0.182	0.161	0.162
Net realized and unrealized gain (loss)	0.711	0.955	1.519	(0.575)	1.098	0.287
Total from investment operations	0.735	1.113	1.725	(0.393)	1.259	0.449
Less dividends and distributions from:
Net investment income	—	(0.183)	(0.253)	(0.191)	(0.214)	(0.183)
Net realized gain	—	(0.333)	(0.723)	(0.219)	—	—
Total dividends and distributions	—	(0.516)	(0.976)	(0.410)	(0.214)	(0.183)
Net asset value, end of period	$ 13.090	$ 12.355	$ 11.758	$ 11.009	$ 11.812	$ 10.767
Total return[4]	5.96%	9.70%	15.95%	(3.39%)	11.69%	4.27%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,749,273	$1,741,094	$1,770,529	$1,709,482	$1,951,706	$1,947,869
Ratio of expenses to average net assets[5]	0.64%	0.65%	0.65%	0.65%	0.64%	0.62%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.65%	0.66%	0.65%	0.65%	0.64%	0.62%
Ratio of net investment income to average net assets	0.38% [6]	1.35%	1.75%	1.55%	1.41%	1.51%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.37% [6]	1.34%	1.75%	1.55%	1.41%	1.51%
Portfolio turnover	8%	19%	9%	27%	22%	22%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2016, Milliman Financial Risk Management LLC is responsible for the day-to-day management of the Fund’s managed risk strategy, replacing Lincoln Investment Advisors Corporation.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Global Allocation Managed Risk Funds–10

LVIP American Global Growth Allocation Managed Risk Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
		LVIP American Global Growth Allocation Managed Risk Fund Standard Class
	Six Months Ended 6/30/21[1] (unaudited)	Year Ended
		12/31/20	12/31/19	12/31/18	12/31/17	12/31/16 [2]
Net asset value, beginning of period	$ 13.250	$ 12.374	$ 11.692	$ 12.594	$ 10.967	$ 10.803
Income (loss) from investment operations:
Net investment income[3]	0.049	0.154	0.214	0.179	0.177	0.176
Net realized and unrealized gain (loss)	1.001	1.168	1.756	(0.666)	1.662	0.182
Total from investment operations	1.050	1.322	1.970	(0.487)	1.839	0.358
Less dividends and distributions from:
Net investment income	—	(0.189)	(0.249)	(0.196)	(0.212)	(0.194)
Net realized gain	—	(0.257)	(1.039)	(0.219)	—	—
Total dividends and distributions	—	(0.446)	(1.288)	(0.415)	(0.212)	(0.194)
Net asset value, end of period	$ 14.300	$ 13.250	$ 12.374	$ 11.692	$ 12.594	$ 10.967
Total return[4]	7.92%	10.89%	17.37%	(3.96%)	16.76%	3.31%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 1,094	$ 1,033	$ 979	$ 856	$ 897	$ 890
Ratio of expenses to average net assets[5]	0.29%	0.30%	0.30%	0.30%	0.29%	0.27%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.30%	0.30%	0.30%	0.30%	0.29%	0.27%
Ratio of net investment income to average net assets	0.71% [6]	1.25%	1.73%	1.43%	1.49%	1.62%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.70% [6]	1.25%	1.73%	1.43%	1.49%	1.62%
Portfolio turnover	9%	22%	10%	47%	22%	25%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2016, Milliman Financial Risk Management LLC is responsible for the day-to-day management of the Fund’s managed risk strategy, replacing Lincoln Investment Advisors Corporation.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Global Allocation Managed Risk Funds–11

LVIP American Global Growth Allocation Managed Risk Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
		LVIP American Global Growth Allocation Managed Risk Fund Service Class
	Six Months Ended[1] 6/30/21 (unaudited)	Year Ended
		12/31/20	12/31/19	12/31/18	12/31/17	12/31/16 [2]
Net asset value, beginning of period	$ 13.242	$ 12.369	$ 11.691	$ 12.589	$ 10.965	$ 10.802
Income (loss) from investment operations:
Net investment income[3]	0.025	0.111	0.171	0.137	0.135	0.138
Net realized and unrealized gain (loss)	0.999	1.163	1.752	(0.666)	1.659	0.181
Total from investment operations	1.024	1.274	1.923	(0.529)	1.794	0.319
Less dividends and distributions from:
Net investment income	—	(0.144)	(0.206)	(0.150)	(0.170)	(0.156)
Net realized gain	—	(0.257)	(1.039)	(0.219)	—	—
Total dividends and distributions	—	(0.401)	(1.245)	(0.369)	(0.170)	(0.156)
Net asset value, end of period	$ 14.266	$ 13.242	$ 12.369	$ 11.691	$ 12.589	$ 10.965
Total return[4]	7.73%	10.51%	16.96%	(4.30%)	16.36%	2.94%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$3,530,596	$3,462,302	$3,506,751	$3,345,158	$3,798,539	$3,688,392
Ratio of expenses to average net assets[5]	0.64%	0.65%	0.65%	0.65%	0.64%	0.62%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.65%	0.65%	0.65%	0.65%	0.64%	0.62%
Ratio of net investment income to average net assets	0.36% [6]	0.90%	1.38%	1.08%	1.14%	1.27%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.35% [6]	0.90%	1.38%	1.08%	1.14%	1.27%
Portfolio turnover	9%	22%	10%	47%	22%	25%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2016, Milliman Financial Risk Management LLC is responsible for the day-to-day management of the Fund’s managed risk strategy, replacing Lincoln Investment Advisors Corporation.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Global Allocation Managed Risk Funds–12

LVIP American Global Allocation Managed Risk Funds
Notes to Financial Statements
June 30, 2021 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 105 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP American Global Balanced Allocation Managed Risk Fund and LVIP American Global Growth Allocation Managed Risk Fund (each, a “Fund”, and collectively, the “Funds”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Funds are diversified management investment companies registered under the 1940 Act. Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold each Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
Each Fund operates under a fund of funds structure and invests substantially all of its assets in the American Funds Insurance Series® funds and American Funds® retail funds (collectively, the “Underlying Funds”). The Underlying Funds, which are advised by an unaffiliated adviser, invest in U.S. and foreign stocks, bonds and money market instruments. In addition to investment company investments, the Funds may invest in individual securities, such as money market instruments, and employ an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Financial statements for the Underlying Funds can be found at www.sec.gov.
The investment objective of the LVIP American Global Balanced Allocation Managed Risk Fund is to seek a balance between a high level of current income and growth of capital.
The investment objective of the LVIP American Global Growth Allocation Managed Risk Fund is to seek a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.
1. Significant Accounting Policies
Each Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, each Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Funds.
Security Valuation –The Funds value Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Funds' federal income tax returns through the six months ended June 30, 2021 and for all open tax years (years ended December 31, 2017-December 31, 2020), and has concluded that no provision for federal income tax is required in the Funds' financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statements of Operations. During the six months ended June 30, 2021, the Funds did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with each Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Funds do not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Funds report certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
LVIP American Global Allocation Managed Risk Funds–13

LVIP American Global Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.
 The Funds declare and distribute dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of each Fund’s investment portfolio, and providing certain administrative services to each Fund.   For its services, LIAC receives a management fee at an annual rate of 0.25% of each Fund's average daily net assets.   This agreement will continue at least through April 30, 2022, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LIAC.   The management fee, net of waivers, is calculated daily and paid monthly.   The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds.
The waiver amount of each Fund’s average daily net assets are as follows:
LVIP American Global Balanced Allocation Managed Risk Fund	LVIP American Global Growth Allocation Managed Risk Fund
0.01%	0.005%
Milliman Financial Risk Management LLC (the “Sub-Adviser”) is responsible for managing the Funds' managed risk strategy. For these services, LIAC, not the Funds, pays the Sub-Adviser a fee based on each Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Funds. For these services, the Funds reimburse Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statements of Operations. For the six months ended June 30, 2021, costs for these administrative and legal services were as follows:
	LVIP American Global Balanced Allocation Managed Risk Fund	LVIP American Global Growth Allocation Managed Risk Fund
Administrative	$52,219	$104,241
Legal	8,304	16,578
Lincoln Life also provides certain contract holder and additional corporate services to the Funds. Each Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of each Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statements of Operations.
LVIP American Global Allocation Managed Risk Funds–14

LVIP American Global Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also prints and mails Fund documents on behalf of the Funds. The cost of these services is included in “Reports and statements to shareholders” on the Statements of Operations. The Funds reimburse Lincoln Life for the cost of these services. For the six months ended June 30, 2021, these fees were as follows:
	LVIP American Global Balanced Allocation Managed Risk Fund	LVIP American Global Growth Allocation Managed Risk Fund
Printing and mailing	$6,300	$12,622
The Funds currently offer two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to their distribution and service plan, the Funds are authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fees are calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statements of Operations, the Funds indirectly bear the investment management fees and other expenses of the Underlying Funds in which they invest. Because each of the Underlying Funds has varied expense and fee levels, and the Funds may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At June 30, 2021, each Fund had liabilities payable to affiliates as follows:
	LVIP American Global Balanced Allocation Managed Risk Fund	LVIP American Global Growth Allocation Managed Risk Fund
Management fees payable to LIAC	$345,919	$ 711,042
Distribution fees payable to LFD	504,027	1,015,462
Printing and mailing fees payable to Lincoln Life	6,300	12,622
Shareholder servicing fees payable to Lincoln Life	41,798	84,164
Certain officers and trustees of the Funds are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Funds. The Funds pay compensation to unaffiliated trustees.
LVIP American Global Allocation Managed Risk Funds–15

LVIP American Global Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Funds and the corresponding investment activity for the six months ended June 30, 2021, were as follows:
LVIP American Global Balanced Allocation Managed Risk Fund
	Value 12/31/20	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/21	Number of Shares 06/30/21	Dividends	Capital Gain Distributions
INVESTMENT COMPANY-3.83%@
Fixed Income Fund-3.83%@
✢American Funds Insurance Series® – Mortgage Fund	$65,782,598	$7,785,422	$3,724,576	$(73,830)	$(2,678,928)	$67,090,686	6,293,685	$2,367,271	$2,247,990

@ As a percentage of Net Assets as of June 30, 2021.
✢ Class 1 shares.
LVIP American Global Growth Allocation Managed Risk Fund
	Value 12/31/20	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/21	Number of Shares 06/30/21	Dividends	Capital Gain Distributions
INVESTMENT COMPANY-2.84%@
Fixed Income Fund-2.84%@
✢American Funds Insurance Series® – Mortgage Fund	$96,697,699	$13,806,304	$5,881,335	$(112,160)	$(4,008,220)	$100,502,288	9,427,982	$3,546,220	$3,367,535

@ As a percentage of Net Assets as of June 30, 2021.
✢ Class 1 shares.
3. Investments
For the six months ended June 30, 2021, each Fund made purchases and sales of investment securities other than short-term investments as follows:
	LVIP American Global Balanced Allocation Managed Risk Fund	LVIP American Global Growth Allocation Managed Risk Fund
Purchases	$137,187,850	$306,530,714
Sales	171,969,999	407,540,144
LVIP American Global Allocation Managed Risk Funds–16

LVIP American Global Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 3. Investments (continued)
At June 30, 2021, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2021, the cost and unrealized appreciation (depreciation) of investments were as follows:
	LVIP American Global Balanced Allocation Managed Risk Fund	LVIP American Global Growth Allocation Managed Risk Fund
Cost of investments and derivatives	$1,435,073,095	$2,669,270,107
Aggregate unrealized appreciation of investments and derivatives	$ 319,129,610	$ 861,370,916
Aggregate unrealized depreciation of investments and derivatives	(1,781,758)	(2,926,979)
Net unrealized appreciation of investments and derivatives	$ 317,347,852	$ 858,443,937
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2021.
U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including each Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of each Fund's investments by fair value hierarchy levels as of June 30, 2021:
Level 1	LVIP American Global Balanced Allocation Managed Risk Fund	LVIP American Global Growth Allocation Managed Risk Fund
Investments:
Assets:
Affiliated Investment Companies	$ 67,090,686	$ 100,502,288
Unaffiliated Investment Companies	1,685,320,728	3,427,436,514
Total Investments	$1,752,411,414	$3,527,938,802
LVIP American Global Allocation Managed Risk Funds–17

LVIP American Global Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 3. Investments (continued)
Level 1	LVIP American Global Balanced Allocation Managed Risk Fund	LVIP American Global Growth Allocation Managed Risk Fund
Derivatives:
Assets:
Futures Contracts	$ 420,543	$ 841,745
Derivatives:
Liabilities:
Futures Contracts	$ (411,012)	$ (1,066,509)
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	LVIP American Global Balanced Allocation Managed Risk Fund		LVIP American Global Growth Allocation Managed Risk Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	6/30/21	12/31/20	6/30/21	12/31/20
Shares sold:
Standard Class	133,204	63,278	5,877	493
Service Class	1,166,091	2,126,878	1,700,321	2,893,309
Shares reinvested:
Standard Class	—	2,942	—	2,710
Service Class	—	6,087,670	—	8,361,419
	1,299,295	8,280,768	1,706,198	11,257,931
Shares redeemed:
Standard Class	(1,635)	(1,599)	(7,357)	(4,404)
Service Class	(8,449,672)	(17,882,090)	(15,683,814)	(33,311,865)
	(8,451,307)	(17,883,689)	(15,691,171)	(33,316,269)
Net decrease	(7,152,012)	(9,602,921)	(13,984,973)	(22,058,338)
5. Line of Credit
The Funds, along with other funds in the Trust (“Participants”), are participants in a $300,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 16, 2022.
The Funds had no amounts outstanding as of June 30, 2021, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–Each Fund may use futures contracts in the normal course of pursuing its investment objectives and strategies. Each Fund may invest in futures contracts to hedge the Funds' existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Funds' investments; to facilitate investments in
LVIP American Global Allocation Managed Risk Funds–18

LVIP American Global Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 6. Derivatives (continued)
portfolio securities; and to reduce costs. In addition, each Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, each Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by each Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2021, each Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions, as a cash management tool, to hedge currency risks associated with the Fund's investments.
Fair values of derivative instruments as of June 30, 2021 were as follows:
LVIP American Global Balanced Allocation Managed Risk Fund
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$420,545	Receivables and other assets net of liabilities	$(180,160)
Futures contracts (Currency contracts)	Receivables and other assets net of liabilities	—	Receivables and other assets net of liabilities	(230,852)
Total		$420,545		$(411,012)
The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2021 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$6,547,979	$ (667,601)
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	112,578	(344,972)
Total		$6,660,557	$(1,012,573)
Fair values of derivative instruments as of June 30, 2021 were as follows:
LVIP American Global Growth Allocation Managed Risk Fund
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$841,745	Receivables and other assets net of liabilities	$ (460,612)
Futures contracts (Currency contracts)	Receivables and other assets net of liabilities	—	Receivables and other assets net of liabilities	(605,897)
Total		$841,745		$(1,066,509)
LVIP American Global Allocation Managed Risk Funds–19

LVIP American Global Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 6. Derivatives (continued)
The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2021 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$12,271,982	$(1,779,019)
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	377,116	(895,561)
Futures contracts (Interest rate contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(236,213)	—
Total		$12,412,885	$(2,674,580)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by each Fund during the six months ended June 30, 2021.
	Long Derivative Volume	Short Derivative Volume
	Futures Contracts (Average Notional Value)	Futures Contracts (Average Notional Value)
LVIP American Global Balanced Allocation Managed Risk Fund	$ 53,221,628	$—
LVIP American Global Growth Allocation Managed Risk Fund	125,033,241	—
7. Risk Factors
Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds' investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Funds' portfolio investments.
8. Contractual Obligations
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown; however, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Funds financial statements.
LVIP American Global Allocation Managed Risk Funds–20

LVIP American Global Allocation Managed Risk Funds
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Funds have established a liquidity risk management program to govern their approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Funds' investment adviser. The Funds' Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting each Fund's compliance with limits on investments in illiquid assets and mitigating the risk that a Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Fund's liquidity and the periodic classification and re-classification of a Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 8-9, 2021, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2020 through December 31, 2020. During the period covered by the report, there was one liquidity event due to an extended Taiwanese foreign holiday in February 2020 that caused the LVIP SSGA Emerging Markets Equity Index Fund to classify its Taiwanese securities as illiquid for one day, which caused the Fund to exceed the 15% limit on illiquid securities on that day. The LVIP SSGA Emerging Markets Equity Index Fund was under the 15% limitation the following business day, and there was no impact on the Funds ability to timely meet redemptions. There were no additional liquidity events that impacted the Funds or their respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Funds' liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to each Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP American Global Allocation Managed Risk Funds–21

LVIP American Preservation Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2021

LVIP American Preservation Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP American Preservation Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2021 to June 30, 2021
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021 to June 30, 2021.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/21	Ending Account Value 6/30/21	Annualized Expense Ratio	Expenses Paid During Period 1/1/21 to 6/30/21*
Actual
Standard Class Shares	$1,000.00	$995.90	0.20%	$0.99
Service Class Shares	1,000.00	994.30	0.55%	2.72
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.80	0.20%	$1.00
Service Class Shares	1,000.00	1,022.10	0.55%	2.76

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
The Fund operates under a fund of funds structure. The Fund invests substantially all of its assets in other investment companies. In addition to the Fund's expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in each table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

LVIP American Preservation Fund–1

LVIP American Preservation Fund
Security Type/Sector Allocation (unaudited)
As of June 30, 2021
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Affiliated Investment	4.01%
Investment Company	4.01%
Fixed Income Fund	4.01%
Unaffiliated Investments	96.06%
Investment Companies	96.06%
Fixed Income Funds	86.08%
Global Fixed Income Fund	2.98%
Money Market Fund	7.00%
Total Investments	100.07%
Liabilities Net of Receivables and Other Assets	(0.07%)
Total Net Assets	100.00%
LVIP American Preservation Fund–2

LVIP American Preservation Fund
Statement of Net Assets
June 30, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–4.01%
INVESTMENT COMPANY–4.01%
Fixed Income Fund–4.01%
✢American Funds Insurance Series®– Mortgage Fund	3,023,768	$ 32,233,372
Total Affiliated Investment (Cost $31,637,581)		32,233,372
UNAFFILIATED INVESTMENTS–96.06%
INVESTMENT COMPANIES–96.06%
Fixed Income Funds–86.08%
✧American Funds®-
Bond Fund of America	1,204,689	16,251,262
Intermediate Bond Fund of America	13,380,445	185,051,551
Short Term Bond Fund of America	35,970,074	360,779,839
✢American Funds Insurance Series®-
Bond Fund	2,874,742	32,513,328
High-Income Bond Fund	2,365,821	24,533,559
U.S. Government/AAA-Rated Securities Fund	6,225,961	72,968,269
		692,097,808
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Global Fixed Income Fund–2.98%
✢American Funds Insurance Series®– Global Bond Fund	1,974,892	$ 23,994,940
		23,994,940
Money Market Fund–7.00%
✧American Funds®– U.S. Government Money Market Fund - (seven-day effective yield 0.00%)	56,270,023	56,270,023
		56,270,023
Total Unaffiliated Investments (Cost $760,600,921)		772,362,771

TOTAL INVESTMENTS–100.07% (Cost $792,238,502)	804,596,143
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.07%)	(543,611)
NET ASSETS APPLICABLE TO 78,403,229 SHARES OUTSTANDING–100.00%	$804,052,532
NET ASSET VALUE PER SHARE–LVIP AMERICAN PRESERVATION FUND STANDARD CLASS ($294,679 / 28,681 Shares)	$10.274
NET ASSET VALUE PER SHARE–LVIP AMERICAN PRESERVATION FUND SERVICE CLASS ($803,757,853 / 78,374,548 Shares)	$10.255
COMPONENTS OF NET ASSETS AT JUNE 30, 2021:
Shares of beneficial interest (unlimited authorization–no par)	$780,866,676
Distributable earnings/(accumulated loss)	23,185,856
TOTAL NET ASSETS	$804,052,532

✢ Class 1 shares.
✧ Class R-6 shares.
★ Includes $527,191 payable for securities purchased, $639,997 payable for fund shares redeemed, $31,628 other accrued expenses payable, $352,848 due to manager and affiliates and $642,030 due to custodian as of June 30, 2021.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Preservation Fund–3

LVIP American Preservation Fund
Statement of Operations
Six Months Ended June 30, 2021 (unaudited)
INVESTMENT INCOME:
Dividends from unaffiliated investments	$ 2,103,447
Dividends from affiliated investments	1,131,485
3,234,932
EXPENSES:
Distribution fees-Service Class	1,397,317
Management fees	998,668
Shareholder servicing fees	115,846
Accounting and administration expenses	52,331
Professional fees	16,550
Custodian fees	9,058
Trustees’ fees and expenses	8,948
Reports and statements to shareholders	7,811
Consulting fees	1,357
Pricing fees	228
Other	4,661
2,612,775
Less:
Management fees waived	(399,467)
Total operating expenses	2,213,308
NET INVESTMENT INCOME	1,021,624
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of affiliated investments	(32,896)
Sale of unaffiliated investments	(948,471)
Distributions from unaffiliated investment companies	9,327,130
Net realized gain	8,345,763
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	(1,284,149)
Unaffiliated investments	(12,777,831)
Net change in unrealized appreciation (depreciation)	(14,061,980)
NET REALIZED AND UNREALIZED LOSS	(5,716,217)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ (4,694,593)
See accompanying notes, which are an integral part of the financial statements.
LVIP American Preservation Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/21 (unaudited)	Year Ended 12/31/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 1,021,624	$ 8,775,135
Net realized gain	8,345,763	9,482,552
Net change in unrealized appreciation (depreciation)	(14,061,980)	20,386,339
Net increase (decrease) in net assets resulting from operations	(4,694,593)	38,644,026
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(10,550)
Service Class	—	(9,993,108)
	—	(10,003,658)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	18,509	545,911
Service Class	130,110,652	293,978,024
Reinvestment of dividends and distributions:
Standard Class	—	10,550
Service Class	—	9,993,108
	130,129,161	304,527,593
Cost of shares redeemed:
Standard Class	(392,946)	(118,366)
Service Class	(124,657,358)	(204,690,086)
	(125,050,304)	(204,808,452)
Increase in net assets derived from capital share transactions	5,078,857	99,719,141
NET INCREASE IN NET ASSETS	384,264	128,359,509
NET ASSETS:
Beginning of period	803,668,268	675,308,759
End of period	$ 804,052,532	$ 803,668,268
See accompanying notes, which are an integral part of the financial statements.
LVIP American Preservation Fund–4

LVIP American Preservation Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
		LVIP American Preservation Fund Standard Class
	Six Months Ended 6/30/21[1] (unaudited)	Year Ended
		12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$ 10.316	$ 9.904	$ 9.699	$ 9.798	$ 9.785	$ 9.755
Income (loss) from investment operations:
Net investment income[2]	0.031	0.158	0.215	0.189	0.139	0.145
Net realized and unrealized gain (loss)	(0.073)	0.418	0.213	(0.106)	0.026	0.042
Total from investment operations	(0.042)	0.576	0.428	0.083	0.165	0.187
Less dividends and distributions from:
Net investment income	—	(0.164)	(0.223)	(0.182)	(0.152)	(0.157)
Total dividends and distributions	—	(0.164)	(0.223)	(0.182)	(0.152)	(0.157)
Net asset value, end of period	$ 10.274	$ 10.316	$ 9.904	$ 9.699	$ 9.798	$ 9.785
Total return[3]	(0.41%)	5.82%	4.41%	0.85%	1.69%	1.92%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 295	$ 672	$ 222	$ 187	$ 128	$ 250
Ratio of expenses to average net assets[4]	0.20%	0.21%	0.21%	0.20%	0.20%	0.18%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.30%	0.31%	0.31%	0.30%	0.30%	0.28%
Ratio of net investment income to average net assets	0.61% [5]	1.53%	2.16%	1.94%	1.40%	1.45%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.51% [5]	1.43%	2.06%	1.84%	1.30%	1.35%
Portfolio turnover	8%	13%	22%	21%	30%	14%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Preservation Fund–5

LVIP American Preservation Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
		LVIP American Preservation Fund Service Class
	Six Months Ended 6/30/21[1] (unaudited)	Year Ended
		12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$ 10.314	$ 9.906	$ 9.700	$ 9.798	$ 9.786	$ 9.755
Income (loss) from investment operations:
Net investment income[2]	0.013	0.121	0.180	0.155	0.104	0.110
Net realized and unrealized gain (loss)	(0.072)	0.417	0.214	(0.106)	0.026	0.043
Total from investment operations	(0.059)	0.538	0.394	0.049	0.130	0.153
Less dividends and distributions from:
Net investment income	—	(0.130)	(0.188)	(0.147)	(0.118)	(0.122)
Total dividends and distributions	—	(0.130)	(0.188)	(0.147)	(0.118)	(0.122)
Net asset value, end of period	$ 10.255	$ 10.314	$ 9.906	$ 9.700	$ 9.798	$ 9.786
Total return[3]	(0.57%)	5.44%	4.06%	0.51%	1.33%	1.57%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$803,758	$802,996	$675,087	$662,105	$663,606	$579,941
Ratio of expenses to average net assets[4]	0.55%	0.56%	0.56%	0.55%	0.55%	0.53%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.65%	0.66%	0.66%	0.65%	0.65%	0.63%
Ratio of net investment income to average net assets	0.26% [5]	1.18%	1.81%	1.59%	1.05%	1.10%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.16% [5]	1.08%	1.71%	1.49%	0.95%	1.00%
Portfolio turnover	8%	13%	22%	21%	30%	14%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Preservation Fund–6

LVIP American Preservation Fund
Notes to Financial Statements
June 30, 2021 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 105 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP American Preservation Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund operates under a fund of funds structure and invests substantially all of its assets in other open-end investment companies that are advised by Lincoln Investment Advisors Corporation (“LIAC”), American Funds Insurance Series® Funds and American Funds® retail funds (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. In addition to investment company investments, the Fund may invest in individual securities, such as money market instruments. Financial statements for the Underlying Funds can be found at www.sec.gov.
The Fund’s investment objective is to seek current income, consistent with the preservation of capital.
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation –The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2021 and for all open tax years (years ended December 31, 2017-December 31, 2020), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During six months ended June 30, 2021, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.
 The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
LIAC is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.25% of the Fund's average daily net assets.   LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.10% of the Fund's average daily net assets.   This agreement will continue at least through April 30, 2022, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”)
LVIP American Preservation Fund–7

LVIP American Preservation Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
and LIAC.   The management fee, net of waivers, is calculated daily and paid monthly.   The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2021, costs for these administrative and legal services were as follows:
Administrative	$24,090
Legal	3,831
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $2,870 for the six months ended June 30, 2021.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At June 30, 2021, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LIAC	$ 99,261
Distribution fees payable to LFD	231,526
Printing and mailing fees payable to Lincoln Life	2,870
Shareholder servicing fees payable to Lincoln Life	19,191
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the six months ended June 30, 2021, were as follows:
	Value 12/31/20	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/21	Number of Shares 06/30/21	Dividends	Capital Gain Distributions
INVESTMENT COMPANY-4.01%@
Fixed Income Fund-4.01%@
✢American Funds Insurance Series® – Mortgage Fund	$32,067,058	$3,827,404	$2,344,045	$(32,896)	$(1,284,149)	$32,233,372	3,023,768	$1,131,485	$—

@ As a percentage of Net Assets as of June 30, 2021.
✢ Class 1 shares.
LVIP American Preservation Fund–8

LVIP American Preservation Fund
Notes to Financial Statements (continued)
3. Investments
For the six months ended June 30, 2021, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$77,431,559
Sales	61,509,408
At June 30, 2021, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2021, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$792,238,502
Aggregate unrealized appreciation of investments	$ 15,001,004
Aggregate unrealized depreciation of investments	(2,643,363)
Net unrealized appreciation of investments	$ 12,357,641
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2021.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Company	$ 32,233,372	$—	$—	$ 32,233,372
Unaffiliated Investment Companies	772,362,771	—	—	772,362,771
Total Investments	$804,596,143	$—	$—	$804,596,143
There were no Level 3 investments at the beginning or end of the period.
LVIP American Preservation Fund–9

LVIP American Preservation Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/21	12/31/20
Shares sold:
Standard Class	1,799	53,250
Service Class	12,670,401	28,741,069
Shares reinvested:
Standard Class	—	1,023
Service Class	—	969,136
	12,672,200	29,764,478
Shares redeemed:
Standard Class	(38,299)	(11,505)
Service Class	(12,148,589)	(20,008,978)
	(12,186,888)	(20,020,483)
Net increase	485,312	9,743,995
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $300,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 16, 2022.
The Fund had no amounts outstanding as of June 30, 2021, or at any time during the period then ended.
6. Risk Factors
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP American Preservation Fund–10

LVIP American Preservation Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 8-9, 2021, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2020 through December 31, 2020. During the period covered by the report, there was one liquidity event due to an extended Taiwanese foreign holiday in February 2020 that caused the LVIP SSGA Emerging Markets Equity Index Fund to classify its Taiwanese securities as illiquid for one day, which caused the Fund to exceed the 15% limit on illiquid securities on that day. The LVIP SSGA Emerging Markets Equity Index Fund was under the 15% limitation the following business day, and there was no impact on the Fund ability to timely meet redemptions. There were no additional liquidity events that impacted the Fund or its respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP American Preservation Fund–11

LVIP Baron Growth Opportunities Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2021

LVIP Baron Growth Opportunities Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Baron Growth Opportunities Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2021 to June 30, 2021
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”) and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021 to June 30, 2021.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers in effect.
Expense Analysis of an Investment of $1,000
	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Annualized Expense Ratio	Expenses Paid During Period 1/1/21 to 6/30/21*
Actual
Standard Class Shares	$1,000.00	$1,092.00	0.90%	$4.67
Service Class Shares	1,000.00	1,090.70	1.15%	5.96
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,020.30	0.90%	$4.51
Service Class Shares	1,000.00	1,019.10	1.15%	5.76

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Baron Growth Opportunities Fund–1

LVIP Baron Growth Opportunities Fund
Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)
As of June 30, 2021
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Common Stock	98.05%
Biotechnology	1.05%
Building Products	3.71%
Capital Markets	15.17%
Chemicals	0.73%
Commercial Services & Supplies	0.81%
Diversified Consumer Services	2.27%
Diversified Telecommunication Services	2.38%
Electronic Equipment, Instruments & Components	0.37%
Entertainment	0.52%
Equity Real Estate Investment Trusts	4.47%
Health Care Equipment & Supplies	9.36%
Health Care Technology	0.63%
Hotels, Restaurants & Leisure	20.77%
Insurance	8.16%
IT Services	4.70%
Life Sciences Tools & Services	5.52%
Machinery	0.48%
Pharmaceuticals	1.45%
Professional Services	5.43%
Software	9.72%
Thrifts & Mortgage Finance	0.35%
Future Purchase Commitment	0.78%
Warrant	0.00%
Money Market Fund	2.00%
Total Investments	100.83%
Liabilities Net of Receivables and Other Assets	(0.83%)
Total Net Assets	100.00%
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
Vail Resorts	6.92%
MSCI	6.57%
IDEXX Laboratories	5.71%
CoStar Group	5.43%
Penn National Gaming	5.39%
ANSYS	4.27%
Gartner	4.21%
Bio-Techne	3.77%
Trex	3.71%
Choice Hotels International	3.61%
Total	49.59%

IT–Information Technology

LVIP Baron Growth Opportunities Fund–2

LVIP Baron Growth Opportunities Fund
Statement of Net Assets
June 30, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–98.05%
Biotechnology–1.05%
†Denali Therapeutics	132,500	$ 10,393,300
		10,393,300
Building Products–3.71%
†Trex	360,000	36,795,600
		36,795,600
Capital Markets–15.17%
Carlyle Group	222,000	10,318,560
Cohen & Steers	191,000	15,679,190
FactSet Research Systems	50,900	17,082,549
Houlihan Lokey	148,500	12,145,815
Moelis & Co. Class A	150,500	8,561,945
Morningstar	83,580	21,489,254
MSCI	122,000	65,035,760
		150,313,073
Chemicals–0.73%
†Zymergen	179,825	7,194,798
		7,194,798
Commercial Services & Supplies–0.81%
†ACV Auctions Class A	52,137	1,336,271
†BrightView Holdings	416,820	6,719,139
		8,055,410
Diversified Consumer Services–2.27%
†Bright Horizons Family Solutions	153,000	22,507,830
		22,507,830
Diversified Telecommunication Services–2.38%
†Iridium Communications	590,000	23,594,100
		23,594,100
Electronic Equipment, Instruments & Components–0.37%
Littelfuse	14,200	3,618,018
		3,618,018
Entertainment–0.52%
Manchester United Class A	338,275	5,138,397
		5,138,397
Equity Real Estate Investment Trusts–4.47%
Alexandria Real Estate Equities	57,000	10,370,580
American Assets Trust	28,500	1,062,765
Douglas Emmett	319,050	10,726,461
Gaming and Leisure Properties	476,657	22,083,519
		44,243,325
Health Care Equipment & Supplies–9.36%
†IDEXX Laboratories	89,500	56,523,725
†Neogen	280,000	12,891,200
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
West Pharmaceutical Services	65,000	$ 23,341,500
		92,756,425
Health Care Technology–0.63%
†Schrodinger	82,000	6,200,020
		6,200,020
Hotels, Restaurants & Leisure–20.77%
†Boyd Gaming	150,000	9,223,500
Choice Hotels International	301,000	35,776,860
†Marriott Vacations Worldwide	165,000	26,284,500
†Penn National Gaming	698,000	53,390,020
†Red Rock Resorts Class A	296,000	12,580,000
†Vail Resorts	216,500	68,526,580
		205,781,460
Insurance–8.16%
†Arch Capital Group	686,000	26,712,840
Kinsale Capital Group	165,000	27,187,050
Primerica	176,100	26,967,954
		80,867,844
IT Services–4.70%
†Gartner	172,000	41,658,400
†Wix.com	17,000	4,934,760
		46,593,160
Life Sciences Tools & Services–5.52%
†Adaptive Biotechnologies	46,000	1,879,560
Bio-Techne	83,000	37,371,580
†Mettler-Toledo International	11,100	15,377,274
		54,628,414
Machinery–0.48%
†Desktop Metal Class A	135,000	1,552,500
Marel HF	459,500	3,192,834
		4,745,334
Pharmaceuticals–1.45%
Dechra Pharmaceuticals	237,600	14,362,969
		14,362,969
Professional Services–5.43%
†CoStar Group	649,000	53,750,180
		53,750,180
Software–9.72%
†Altair Engineering Class A	72,000	4,965,840
†ANSYS	122,000	42,341,320
†Guidewire Software	129,500	14,597,240
Pegasystems	110,000	15,310,900
SS&C Technologies Holdings	264,000	19,023,840
		96,239,140
LVIP Baron Growth Opportunities Fund–3

LVIP Baron Growth Opportunities Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Thrifts & Mortgage Finance–0.35%
Essent Group	77,500	$ 3,483,625
		3,483,625
Total Common Stock (Cost $189,159,682)		971,262,422
FUTURE PURCHASE COMMITMENT–0.78%
Diversified Financial Services–0.78%
=†π@Fifth Wall Acquisition	91,481	1,086,721
=†π@GS Acquisition Holdings	308,304	3,130,797
=†π@Jaws Spitfire Acquisition	355,472	3,504,146
		7,721,664
Total Future Purchase Commitment (Cost $7,552,580)		7,721,664
WARRANT–0.00%
†Onespaworld Holding exp 3/19/24 exercise price USD 11.50	9,999	30,997
Total Warrant (Cost $0)		30,997

	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–2.00%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 0.03%)	19,786,485	$ 19,786,485
Total Money Market Fund (Cost $19,786,485)		19,786,485

TOTAL INVESTMENTS–100.83% (Cost $216,498,747)	998,801,568
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.83%)	(8,191,561)
NET ASSETS APPLICABLE TO 11,477,075 SHARES OUTSTANDING–100.00%	$990,610,007
NET ASSET VALUE PER SHARE–LVIP BARON GROWTH OPPORTUNITIES FUND STANDARD CLASS ($74,835,042 / 837,474 Shares)	$89.358
NET ASSET VALUE PER SHARE–LVIP BARON GROWTH OPPORTUNITIES FUND SERVICE CLASS ($915,774,965 / 10,639,601 Shares)	$86.072
COMPONENTS OF NET ASSETS AT JUNE 30, 2021:
Shares of beneficial interest (unlimited authorization–no par)	$142,598,299
Distributable earnings/(accumulated loss)	848,011,708
TOTAL NET ASSETS	$990,610,007

† Non-income producing.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements."
@ Represents an unfunded subscription agreement in a private investment in a public entity.
π Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At June 30, 2021, the aggregate value of restricted securities was $7,721,664, which represented 0.78% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

LVIP Baron Growth Opportunities Fund–4

LVIP Baron Growth Opportunities Fund
Statement of Net Assets (continued)
Restricted Securities
Investment	Date of Acquisition	Cost	Value
Fifth Wall Acquisition	5/27/2021	$ 914,810	$1,086,721
GS Acquisition Holdings	6/11/2021	3,083,040	3,130,797
Jaws Spitfire Acquisition	4/30/2021	3,554,730	3,504,146
Total		$7,552,580	$7,721,664

★ Includes $7,552,580 payable for securities purchased, $1,911,792 payable for fund shares redeemed, $47,348 other accrued expenses payable and $885,731 due to manager and affiliates as of June 30, 2021.

Summary of Abbreviations:
GS–Goldman Sachs
IT–Information Technology
See accompanying notes, which are an integral part of the financial statements.
LVIP Baron Growth Opportunities Fund–5

LVIP Baron Growth Opportunities Fund
Statement of Operations
Six Months Ended June 30, 2021 (unaudited)
INVESTMENT INCOME:
Dividends	$ 2,675,872
Foreign taxes withheld	(6,571)
2,669,301
EXPENSES:
Management fees	4,769,013
Distribution fees-Service Class	1,104,639
Shareholder servicing fees	138,301
Accounting and administration expenses	86,244
Professional fees	19,807
Custodian fees	11,098
Trustees’ fees and expenses	10,278
Reports and statements to shareholders	9,418
Pricing fees	9,327
Consulting fees	1,379
Other	9,779
6,169,283
Less:
Management fees waived	(785,623)
Total operating expenses	5,383,660
NET INVESTMENT LOSS	(2,714,359)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Investments	45,630,355
Foreign currencies	1,519
Net realized gain	45,631,874
Net change in unrealized appreciation (depreciation) of investments	41,063,221
NET REALIZED AND UNREALIZED GAIN	86,695,095
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$83,980,736
See accompanying notes, which are an integral part of the financial statements.
LVIP Baron Growth Opportunities Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/21 (unaudited)	Year Ended 12/31/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$ (2,714,359)	$ (4,166,414)
Net realized gain	45,631,874	24,152,178
Net change in unrealized appreciation (depreciation)	41,063,221	227,845,828
Net increase in net assets resulting from operations	83,980,736	247,831,592
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(1,282,212)
Service Class	—	(15,525,564)
	—	(16,807,776)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	6,348,762	15,961,201
Service Class	70,979,754	105,882,672
Reinvestment of dividends and distributions:
Standard Class	—	1,282,212
Service Class	—	15,525,564
	77,328,516	138,651,649
Cost of shares redeemed:
Standard Class	(7,491,717)	(39,332,386)
Service Class	(99,850,351)	(175,526,711)
	(107,342,068)	(214,859,097)
Decrease in net assets derived from capital share transactions	(30,013,552)	(76,207,448)
NET INCREASE IN NET ASSETS	53,967,184	154,816,368
NET ASSETS:
Beginning of period	936,642,823	781,826,455
End of period	$ 990,610,007	$ 936,642,823
See accompanying notes, which are an integral part of the financial statements.
LVIP Baron Growth Opportunities Fund–6

LVIP Baron Growth Opportunities Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Baron Growth Opportunities Fund Standard Class
	Six Months Ended 6/30/21[1] (unaudited)	Year Ended
		12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$ 81.827	$ 62.157	$ 46.700	$ 50.365	$ 41.088	$ 41.922
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.144)	(0.198)	0.050	0.012	(0.001)	0.240
Net realized and unrealized gain (loss)	7.675	21.270	17.014	(1.427)	11.178	2.219
Total from investment operations	7.531	21.072	17.064	(1.415)	11.177	2.459
Less dividends and distributions from:
Net investment income	—	—	—	—	—	(0.305)
Net realized gain	—	(1.402)	(1.607)	(2.250)	(1.900)	(2.988)
Total dividends and distributions	—	(1.402)	(1.607)	(2.250)	(1.900)	(3.293)
Net asset value, end of period	$ 89.358	$ 81.827	$ 62.157	$ 46.700	$ 50.365	$ 41.088
Total return[3]	9.20%	34.41%	36.72%	(3.70%)	27.56%	5.83%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 74,835	$ 69,487	$ 71,190	$ 50,558	$ 41,010	$23,668
Ratio of expenses to average net assets	0.90%	0.93%	0.93%	0.93%	0.95%	1.01%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.06%	1.07%	1.07%	1.08%	1.07%	1.05%
Ratio of net investment income (loss) to average net assets	(0.34%)	(0.32%)	0.08%	0.02%	0.00%	0.58%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.50%)	(0.46%)	(0.06%)	(0.13%)	(0.12%)	0.54%
Portfolio turnover	2%	1%	6%	6%	7%	8%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Baron Growth Opportunities Fund–7

LVIP Baron Growth Opportunities Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Baron Growth Opportunities Fund Service Class
	Six Months Ended 6/30/21[1] (unaudited)	Year Ended
		12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$ 78.916	$ 60.140	$ 45.337	$ 49.069	$ 40.172	$ 41.063
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.241)	(0.347)	(0.090)	(0.118)	(0.116)	0.133
Net realized and unrealized gain (loss)	7.397	20.525	16.500	(1.364)	10.913	2.168
Total from investment operations	7.156	20.178	16.410	(1.482)	10.797	2.301
Less dividends and distributions from:
Net investment income	—	—	—	—	—	(0.204)
Net realized gain	—	(1.402)	(1.607)	(2.250)	(1.900)	(2.988)
Total dividends and distributions	—	(1.402)	(1.607)	(2.250)	(1.900)	(3.192)
Net asset value, end of period	$ 86.072	$ 78.916	$ 60.140	$ 45.337	$ 49.069	$ 40.172
Total return[3]	9.07%	34.08%	36.38%	(3.93%)	27.24%	5.57%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$915,775	$867,155	$710,636	$540,704	$569,973	$473,667
Ratio of expenses to average net assets	1.15%	1.18%	1.18%	1.18%	1.20%	1.26%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.31%	1.32%	1.32%	1.33%	1.32%	1.30%
Ratio of net investment income (loss) to average net assets	(0.59%)	(0.57%)	(0.17%)	(0.23%)	(0.25%)	0.33%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.75%)	(0.71%)	(0.31%)	(0.38%)	(0.37%)	0.29%
Portfolio turnover	2%	1%	6%	6%	7%	8%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Baron Growth Opportunities Fund–8

LVIP Baron Growth Opportunities Fund
Notes to Financial Statements
June 30, 2021 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 105 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Baron Growth Opportunities Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”) and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek capital appreciation through long-term investments in securities of small-sized companies with undervalued assets or favorable growth prospects.
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”). Restricted securities are valued at fair value by the Fund's Fair Valuation Committee, using methods approved by the Board, taking into account a review of information, assumptions and sub-adviser recommendations, as applicable.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2021 and for all open tax years (years ended December 31, 2017-December 31, 2020), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2021, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
LVIP Baron Growth Opportunities Fund–9

LVIP Baron Growth Opportunities Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Special Purpose Acquisition Companies – Special purpose acquisition companies (“SPACs”) are collective investment structures that allow for private investments in public equity investments (“PIPE”). SPACs, sometimes referred to “blank-check” companies, do not have an operating history but conduct an initial public offering (“IPO”) the proceeds of which are held in a trust account and used to finance an acquisition of a business or assets. Following the IPO but prior to finalizing the merger or purchase agreement, the SPAC often will raise additional capital through committed debt or equity financing, the latter of which is often structured as a PIPE commitment. Purchased PIPE shares will be restricted from trading until the registration statement for the shares is declared effective. Upon registration, the shares can be freely sold; however, in certain circumstances, the issuer may have the right to temporarily suspend trading of the shares in the first year after the merger. The securities issued by a SPAC, which are typically traded in the over-the-counter market, may be considered illiquid, more difficult to value, and/or be subject to restrictions on resale. The LVIP Baron Growth Opportunities Fund had contingent commitments outstanding of approximately $7,552,570 to purchase PIPE shares as of June 30, 2021.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2021.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 1.00% of the Fund's average daily net assets.   LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.09% on the first $250 million of the Fund’s average daily net assets; 0.14% on the next $250 million, 0.19% on the next $200 million; 0.20% on the next $50 million; and 0.25% in excess of $750 million of the Fund’s average daily net assets.   The agreement will continue at least through April 30, 2022, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.   The management fee, net of waivers, is calculated daily and paid monthly.
LIAC has contractually agreed to reimburse the Fund to the extent that the Fund's Operating Expenses exceed 0.93% of the average daily net assets for the Standard Class and 1.18% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue through at least April 30, 2022, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.
LIAC retains the right to receive reimbursements of excess amounts waived or paid by LIAC under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LIAC and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. As of June 30, 2021, no expense reimbursements were subject to recoupment.
BAMCO, Inc. (the “Sub-Adviser”) a subsidiary of Baron Capital Group, Inc., provides day-to-day portfolio management services to the Fund. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.
LVIP Baron Growth Opportunities Fund–10

LVIP Baron Growth Opportunities Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2021, costs for these administrative and legal services were as follows:
Administrative	$28,481
Legal	4,529
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $3,482 for the six months ended June 30, 2021.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2021, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LIAC	$672,387
Distribution fees payable to LFD	186,469
Printing and mailing fees payable to Lincoln Life	3,482
Shareholder servicing fees payable to Lincoln Life	23,393
The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price.   Pursuant to these procedures, for the six months ended June 30, 2021, the Fund engaged in securities sales of $0, which resulted in net realized gains of $0.
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2021, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$14,503,257
Sales	57,350,853
At June 30, 2021, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2021, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$217,214,392
Aggregate unrealized appreciation of investments	$781,637,760
Aggregate unrealized depreciation of investments	(50,584)
Net unrealized appreciation of investments	$781,587,176
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2021.
LVIP Baron Growth Opportunities Fund–11

LVIP Baron Growth Opportunities Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$971,262,422	$ —	$ —	$971,262,422
Future Purchase Commitment	—	—	7,721,664	7,721,664
Warrant	—	30,997	—	30,997
Money Market Fund	19,786,485	—	—	19,786,485
Total Investments	$991,048,907	$30,997	$7,721,664	$998,801,568
During the six months ended June 30, 2021, there were no material transfers to or from Level 3 investments.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/21	12/31/20
Shares sold:
Standard Class	74,908	302,018
Service Class	863,374	1,796,461
Shares reinvested:
Standard Class	—	19,238
Service Class	—	241,354
	938,282	2,359,071
Shares redeemed:
Standard Class	(86,629)	(617,381)
Service Class	(1,212,052)	(2,865,862)
	(1,298,681)	(3,483,243)
Net decrease	(360,399)	(1,124,172)
LVIP Baron Growth Opportunities Fund–12

LVIP Baron Growth Opportunities Fund
Notes to Financial Statements (continued)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $300,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 16, 2022.
The Fund had no amounts outstanding as of June 30, 2021, or at any time during the period then ended.
6. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.
The Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.
The Fund may invest in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2021. The Fund's REIT holdings may also be affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Baron Growth Opportunities Fund–13

LVIP Baron Growth Opportunities Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 8-9, 2021, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2020 through December 31, 2020. During the period covered by the report, there was one liquidity event due to an extended Taiwanese foreign holiday in February 2020 that caused the LVIP SSGA Emerging Markets Equity Index Fund to classify its Taiwanese securities as illiquid for one day, which caused the Fund to exceed the 15% limit on illiquid securities on that day. The LVIP SSGA Emerging Markets Equity Index Fund was under the 15% limitation the following business day, and there was no impact on the Fund ability to timely meet redemptions. There were no additional liquidity events that impacted the Fund or its respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP Baron Growth Opportunities Fund–14

LVIP BlackRock Advantage Allocation Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2021

LVIP BlackRock Advantage Allocation Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP BlackRock Advantage Allocation Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2021 to June 30, 2021
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021 to June 30, 2021.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect expense reimbursements in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/21	Ending Account Value 6/30/21	Annualized Expense Ratio	Expenses Paid During Period 1/1/21 to 6/30/21*
Actual
Standard Class Shares	$1,000.00	$1,052.90	0.73%	$3.72
Service Class Shares	1,000.00	1,051.50	0.98%	4.98
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.20	0.73%	$3.66
Service Class Shares	1,000.00	1,019.90	0.98%	4.91

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP BlackRock Advantage Allocation Fund–1

LVIP BlackRock Advantage Allocation Fund
Security Type/Sector Allocation, Top 10 Equity Holdings and Geography Allocations (unaudited)
As of June 30, 2021
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Common Stock	50.73%
U.S. Markets	31.68%
Aerospace & Defense	0.49%
Air Freight & Logistics	0.47%
Airlines	0.09%
Auto Components	0.08%
Automobiles	0.48%
Banks	0.54%
Beverages	0.17%
Biotechnology	0.66%
Building Products	0.33%
Capital Markets	0.72%
Chemicals	0.23%
Commercial Services & Supplies	0.43%
Communications Equipment	0.04%
Construction & Engineering	0.02%
Consumer Finance	0.52%
Containers & Packaging	0.05%
Distributors	0.01%
Diversified Consumer Services	0.12%
Diversified Financial Services	0.24%
Diversified Telecommunication Services	0.35%
Electric Utilities	0.51%
Electrical Equipment	0.14%
Electronic Equipment, Instruments & Components	0.15%
Entertainment	0.49%
Equity Real Estate Investment Trusts	0.66%
Food & Staples Retailing	0.24%
Food Products	0.21%
Gas Utilities	0.01%
Health Care Equipment & Supplies	1.51%
Health Care Providers & Services	1.38%
Health Care Technology	0.02%
Hotels, Restaurants & Leisure	0.20%
Household Durables	0.29%
Household Products	0.33%
Insurance	1.40%
Interactive Media & Services	2.00%
Internet & Direct Marketing Retail	1.14%
IT Services	2.47%
Leisure Products	0.12%
Life Sciences Tools & Services	0.16%
Machinery	0.70%
Marine	0.12%
Media	0.34%
Metals & Mining	0.33%
Security Type/Sector	Percentage of Net Assets
Mortgage Real Estate Investment Trusts (REITs)	0.03%
Multiline Retail	0.05%
Multi-Utilities	0.07%
Oil, Gas & Consumable Fuels	0.90%
Personal Products	0.08%
Pharmaceuticals	1.38%
Professional Services	0.01%
Real Estate Management & Development	0.15%
Road & Rail	0.21%
Semiconductors & Semiconductor Equipment	1.44%
Software	2.59%
Specialty Retail	1.07%
Technology Hardware, Storage & Peripherals	2.09%
Textiles, Apparel & Luxury Goods	0.50%
Thrifts & Mortgage Finance	0.11%
Trading Companies & Distributors	0.04%
Developed Markets	13.80%
Aerospace & Defense	0.06%
Air Freight & Logistics	0.18%
Airlines	0.01%
Auto Components	0.50%
Automobiles	0.74%
Banks	1.91%
Beverages	0.44%
Biotechnology	0.07%
Building Products	0.04%
Capital Markets	0.08%
Chemicals	0.76%
Commercial Services & Supplies	0.07%
Communications Equipment	0.20%
Distributors	0.03%
Diversified Consumer Services	0.02%
Electric Utilities	0.04%
Electrical Equipment	0.20%
Electronic Equipment, Instruments & Components	0.38%
Energy Equipment & Services	0.01%
Entertainment	0.04%
Equity Real Estate Investment Trusts	0.16%
Food & Staples Retailing	0.21%
Food Products	0.15%
Gas Utilities	0.00%
Health Care Equipment & Supplies	0.01%
Hotels, Restaurants & Leisure	0.20%
Household Durables	0.05%
Industrial Conglomerates	0.21%
Insurance	0.45%
Interactive Media & Services	0.11%
Internet & Direct Marketing Retail	0.61%

LVIP BlackRock Advantage Allocation Fund–2

LVIP BlackRock Advantage Allocation Fund
Security Type/Sector Allocation, Top 10 Equity Holdings and Geography Allocations (unaudited) (continued)
Security Type/Sector	Percentage of Net Assets
IT Services	0.40%
Life Sciences Tools & Services	0.08%
Machinery	0.52%
Marine	0.26%
Media	0.07%
Metals & Mining	0.27%
Multi-Utilities	0.04%
Oil, Gas & Consumable Fuels	0.41%
Personal Products	0.51%
Pharmaceuticals	0.39%
Professional Services	0.75%
Real Estate Management & Development	0.04%
Semiconductors & Semiconductor Equipment	0.17%
Software	0.50%
Specialty Retail	0.44%
Technology Hardware, Storage & Peripherals	0.05%
Textiles, Apparel & Luxury Goods	0.56%
Tobacco	0.14%
Trading Companies & Distributors	0.06%
Wireless Telecommunication Services	0.20%
Emerging Markets	5.25%
Airlines	0.10%
Auto Components	0.01%
Automobiles	0.04%
Banks	0.61%
Beverages	0.02%
Biotechnology	0.00%
Capital Markets	0.06%
Construction & Engineering	0.01%
Construction Materials	0.01%
Consumer Finance	0.00%
Diversified Consumer Services	0.02%
Diversified Financial Services	0.01%
Electric Utilities	0.06%
Electronic Equipment, Instruments & Components	0.13%
Entertainment	0.09%
Food & Staples Retailing	0.01%
Food Products	0.11%
Health Care Equipment & Supplies	0.01%
Health Care Providers & Services	0.04%
Independent Power and Renewable Electricity Producers	0.04%
Insurance	0.16%
Interactive Media & Services	0.86%
Internet & Direct Marketing Retail	0.44%
IT Services	0.30%
Life Sciences Tools & Services	0.02%
Machinery	0.06%
Security Type/Sector	Percentage of Net Assets
Marine	0.05%
Media	0.02%
Metals & Mining	0.03%
Oil, Gas & Consumable Fuels	0.31%
Real Estate Management & Development	0.29%
Semiconductors & Semiconductor Equipment	0.90%
Specialty Retail	0.02%
Technology Hardware, Storage & Peripherals	0.16%
Textiles, Apparel & Luxury Goods	0.06%
Thrifts & Mortgage Finance	0.11%
Transportation Infrastructure	0.03%
Wireless Telecommunication Services	0.05%
Preferred Stocks	0.23%
Agency Collateralized Mortgage Obligations	4.33%
Agency Commercial Mortgage-Backed Securities	1.06%
Agency Mortgage-Backed Securities	13.90%
Corporate Bonds	21.67%
Aerospace & Defense	0.25%
Agriculture	0.69%
Apparel	0.19%
Auto Manufacturers	0.33%
Auto Parts & Equipment	0.05%
Banks	5.38%
Beverages	0.33%
Building Materials	0.16%
Chemicals	0.37%
Commercial Services	0.82%
Computers	0.75%
Cosmetics & Personal Care	0.13%
Diversified Financial Services	0.79%
Electric	1.88%
Electronics	0.21%
Environmental Control	0.01%
Food	0.10%
Forest Products & Paper	0.07%
Gas	0.19%
Health Care Products	0.16%
Health Care Services	0.66%
Home Builders	0.09%
Household Products Ware	0.02%
Insurance	0.65%
Internet	0.77%
Investment Company Security	0.53%
Iron & Steel	0.20%
Lodging	0.03%
Machinery Construction & Mining	0.15%
Machinery Diversified	0.04%

LVIP BlackRock Advantage Allocation Fund–3

LVIP BlackRock Advantage Allocation Fund
Security Type/Sector Allocation, Top 10 Equity Holdings and Geography Allocations (unaudited) (continued)
Security Type/Sector	Percentage of Net Assets
Media	0.54%
Mining	0.06%
Miscellaneous Manufacturing	0.09%
Oil & Gas	0.29%
Oil & Gas Services	0.04%
Pharmaceuticals	1.04%
Pipelines	0.39%
Real Estate Investment Trusts	0.74%
Retail	0.29%
Semiconductors	0.28%
Software	0.97%
Telecommunications	0.75%
Transportation	0.10%
Water	0.09%
Municipal Bonds	0.32%
Non-Agency Asset-Backed Securities	6.16%
Non-Agency Commercial Mortgage-Backed Securities	1.87%
Sovereign Bonds	0.53%
Money Market Fund	0.74%
Total Investments	101.54%
Agency Mortgage-Backed Securities	(0.60%)
Liabilities Net of Receivables and Other Assets	(0.94%)
Total Net Assets	100.00%
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
Apple	2.07%
Microsoft	1.15%
Amazon.com	1.12%
Johnson & Johnson	0.73%
Alphabet Class A	0.66%
UnitedHealth Group	0.65%
Taiwan Semiconductor Manufacturing	0.59%
Alphabet Class C	0.57%
Facebook Class A	0.56%
Tencent Holdings	0.55%
Total	8.65%

Geography	Percentage of Net Assets
Argentina	0.06%
Australia	0.77%
Austria	0.03%
Belgium	0.10%
Brazil	0.38%
Canada	2.92%
China	2.64%
Denmark	0.37%
Finland	0.35%
France	1.10%
Germany	1.72%
Hong Kong	0.81%
Hungary	0.07%
India	0.77%
Indonesia	0.29%
Ireland	0.94%
Israel	0.60%
Italy	0.08%
Japan	3.07%
Luxembourg	0.02%
Malaysia	0.31%
Mexico	0.14%
Netherlands	0.74%
Norway	0.16%
Peru	0.32%
Philippines	0.12%
Poland	0.02%
Republic of Korea	0.44%
Russia	0.06%
Singapore	0.08%

LVIP BlackRock Advantage Allocation Fund–4

LVIP BlackRock Advantage Allocation Fund
Security Type/Sector Allocation, Top 10 Equity Holdings and Geography Allocations (unaudited) (continued)
Geography	Percentage of Net Assets
South Africa	0.12%
Spain	0.25%
Sweden	0.89%
Switzerland	0.64%
Taiwan	1.40%
Thailand	0.01%
Turkey	0.04%
United Kingdom	2.59%
United States	75.27%
Uruguay	0.10%
Total	100.79%

IT–Information Technology
LVIP BlackRock Advantage Allocation Fund–5

LVIP BlackRock Advantage Allocation Fund
Statement of Net Assets
June 30, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–50.73%
U.S. MARKETS–31.68%
Aerospace & Defense–0.49%
Curtiss-Wright	94	$ 11,163
General Dynamics	152	28,615
Lockheed Martin	637	241,009
Northrop Grumman	292	106,122
		386,909
Air Freight & Logistics–0.47%
CH Robinson Worldwide	142	13,301
Expeditors International of Washington	710	89,886
FedEx	308	91,886
United Parcel Service Class B	646	134,349
†XPO Logistics	299	41,827
		371,249
Airlines–0.09%
†Allegiant Travel	62	12,028
†Southwest Airlines	1,070	56,806
		68,834
Auto Components–0.08%
BorgWarner	906	43,977
Hyundai Mobis	60	15,558
		59,535
Automobiles–0.48%
†Ford Motor	2,380	35,367
†Tesla	501	340,530
		375,897
Banks–0.54%
East West Bancorp	443	31,759
Huntington Bancshares	641	9,147
JPMorgan Chase & Co.	1,431	222,578
PacWest Bancorp	323	13,295
Signature Bank	222	54,534
Wells Fargo & Co.	1,566	70,924
Western Alliance Bancorp	121	11,235
Wintrust Financial	131	9,907
		423,379
Beverages–0.17%
Coca-Cola	993	53,731
PepsiCo	569	84,309
		138,040
Biotechnology–0.66%
AbbVie	1,070	120,525
†Alexion Pharmaceuticals	54	9,920
Amgen	438	106,763
†Biogen	92	31,857
†BioMarin Pharmaceutical	357	29,788
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Biotechnology (continued)
Gilead Sciences	1,133	$ 78,018
†Ionis Pharmaceuticals	543	21,660
†Moderna	134	31,487
†Regeneron Pharmaceuticals	59	32,954
†Ultragenyx Pharmaceutical	107	10,203
†Vertex Pharmaceuticals	245	49,399
		522,574
Building Products–0.33%
Advanced Drainage Systems	240	27,977
Allegion	317	44,158
Carrier Global	1,420	69,012
Lennox International	82	28,765
Masco	1,581	93,137
		263,049
Capital Markets–0.72%
Affiliated Managers Group	240	37,010
Ameriprise Financial	78	19,413
Charles Schwab	1,606	116,933
CME Group	180	38,282
Franklin Resources	1,117	35,733
Interactive Brokers Group Class A	190	12,489
Intercontinental Exchange	849	100,776
Invesco	1,126	30,098
IOOF Holdings	5,574	17,849
Janus Henderson Group	455	17,659
Jefferies Financial Group	1,863	63,715
MarketAxess Holdings	36	16,689
Stifel Financial	199	12,907
T. Rowe Price Group	268	53,056
		572,609
Chemicals–0.23%
Air Products & Chemicals	56	16,110
Asian Paints	1,113	44,812
LG Chem	45	33,965
Sherwin-Williams	154	41,957
Valvoline	586	19,022
Westlake Chemical	306	27,568
		183,434
Commercial Services & Supplies–0.43%
†Clean Harbors	204	19,001
†Copart	38	5,009
Republic Services	2,385	262,374
Waste Connections	461	55,057
		341,441
Communications Equipment–0.04%
†Lumentum Holdings	195	15,996
LVIP BlackRock Advantage Allocation Fund–6

LVIP BlackRock Advantage Allocation Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Communications Equipment (continued)
†Viavi Solutions	675	$ 11,920
		27,916
Construction & Engineering–0.02%
†MasTec	139	14,748
		14,748
Consumer Finance–0.52%
Ally Financial	248	12,360
American Express	1,595	263,542
Capital One Financial	281	43,468
†Credit Acceptance	67	30,425
OneMain Holdings	588	35,227
Santander Consumer USA Holdings	292	10,606
Synchrony Financial	340	16,497
		412,125
Containers & Packaging–0.05%
†Berry Global Group	613	39,980
		39,980
Distributors–0.01%
Genuine Parts	88	11,129
		11,129
Diversified Consumer Services–0.12%
†Chegg	535	44,464
H&R Block	574	13,477
Service Corp International	634	33,976
		91,917
Diversified Financial Services–0.24%
†Berkshire Hathaway Class B	408	113,391
Mitsubishi UFJ Lease & Finance	13,330	71,393
Voya Financial	130	7,995
		192,779
Diversified Telecommunication Services–0.35%
AT&T	8,901	256,171
KT	814	22,985
		279,156
Electric Utilities–0.51%
Duke Energy	393	38,797
NextEra Energy	944	69,176
Southern	4,917	297,528
		405,501
Electrical Equipment–0.14%
Rockwell Automation	387	110,690
		110,690
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Electronic Equipment, Instruments & Components–0.15%
Corning	28	$ 1,145
†Flex	1,244	22,230
†Keysight Technologies	338	52,191
†Trimble	162	13,257
Vontier	486	15,834
†Zebra Technologies Class A	23	12,178
		116,835
Entertainment–0.49%
†Live Nation Entertainment	124	10,861
†Netflix	266	140,504
†Roku	214	98,279
†Spotify Technology	85	23,425
†Walt Disney	640	112,493
		385,562
Equity Real Estate Investment Trusts–0.66%
Equinix	152	121,995
Equity Residential	538	41,426
Healthcare Trust of America Class A	1,453	38,795
Lamar Advertising Class A	210	21,928
Medical Properties Trust	2,801	56,300
†Park Hotels & Resorts	676	13,933
SBA Communications	619	197,275
VICI Properties	1,034	32,075
		523,727
Food & Staples Retailing–0.24%
Costco Wholesale	176	69,638
Walgreens Boots Alliance	86	4,525
Walmart	808	113,944
		188,107
Food Products–0.21%
†Darling Ingredients	277	18,697
JM Smucker	747	96,789
Kellogg	840	54,037
		169,523
Gas Utilities–0.01%
National Fuel Gas	218	11,391
		11,391
Health Care Equipment & Supplies–1.51%
Abbott Laboratories	1,102	127,755
†Align Technology	560	342,160
Coloplast Class B	185	30,355
Cooper	43	17,040
Danaher	488	130,960
†DexCom	51	21,777
Hill-Rom Holdings	137	15,562
†Hologic	694	46,304

LVIP BlackRock Advantage Allocation Fund–7

LVIP BlackRock Advantage Allocation Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Health Care Equipment & Supplies (continued)
†IDEXX Laboratories	95	$ 59,997
Medtronic	2,089	259,307
ResMed	42	10,354
Stryker	447	116,099
†Tandem Diabetes Care	127	12,370
		1,190,040
Health Care Providers & Services–1.38%
Anthem	155	59,179
†Centene	239	17,430
Cigna	936	221,897
CVS Health	859	71,675
†Henry Schein	267	19,809
Humana	83	36,746
†LHC Group	60	12,015
McKesson	637	121,820
Quest Diagnostics	140	18,476
UnitedHealth Group	1,277	511,362
		1,090,409
Health Care Technology–0.02%
†Teladoc Health	82	13,636
		13,636
Hotels, Restaurants & Leisure–0.20%
†Booking Holdings	29	63,454
†Chipotle Mexican Grill	2	3,101
†Expedia Group	90	14,734
†Flutter Entertainment	201	36,394
†Vail Resorts	13	4,115
Wyndham Hotels & Resorts	471	34,048
		155,846
Household Durables–0.29%
Lennar Class A	487	48,384
†Meritage Homes	130	12,230
PulteGroup	1,506	82,182
Tempur Sealy International	1,243	48,713
Toll Brothers	643	37,172
		228,681
Household Products–0.33%
Colgate-Palmolive	296	24,080
Procter & Gamble	1,768	238,556
		262,636
Insurance–1.40%
†Alleghany	274	182,777
Allstate	117	15,261
American International Group	516	24,561
†Athene Holding Class A	82	5,535
Aviva	2,288	12,847
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Insurance (continued)
†Brighthouse Financial	361	$ 16,440
Brown & Brown	695	36,932
CNA Financial	2,653	120,685
CNP Assurances	881	14,991
First American Financial	425	26,499
Fubon Financial Holding	31,000	82,222
Hanover Insurance Group	126	17,091
Hartford Financial Services Group	174	10,783
MetLife	1,854	110,962
Progressive	387	38,007
Prudential Financial	172	17,625
Travelers	2,304	344,932
†Trupanion	120	13,812
W R Berkley	159	11,834
		1,103,796
Interactive Media & Services–2.00%
†Alphabet Class A	215	524,985
†Alphabet Class C	178	446,125
†Facebook Class A	1,277	444,026
Kakao	257	37,199
†TripAdvisor	1,441	58,072
†Twitter	651	44,795
†Zillow Group Class C	224	27,377
		1,582,579
Internet & Direct Marketing Retail–1.14%
†Amazon.com	257	884,121
†Etsy	77	15,850
		899,971
IT Services–2.47%
Accenture Class A	1,340	395,019
Cognizant Technology Solutions Class A	927	64,204
†Euronet Worldwide	349	47,237
Fidelity National Information Services	2,533	358,850
†Gartner	249	60,308
Mastercard Class A	534	194,958
†Okta	377	92,244
Paychex	1,511	162,130
†PayPal Holdings	972	283,319
†Square Class A	238	58,025
Visa Class A	1,015	237,327
		1,953,621
Leisure Products–0.12%
BRP	230	17,998
Brunswick	323	32,177
Hasbro	431	40,738
		90,913

LVIP BlackRock Advantage Allocation Fund–8

LVIP BlackRock Advantage Allocation Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Life Sciences Tools & Services–0.16%
†Bio-Rad Laboratories Class A	18	$ 11,597
Bruker	191	14,512
Thermo Fisher Scientific	142	71,635
†Wuxi Biologics Cayman	1,500	27,491
		125,235
Machinery–0.70%
AGCO	90	11,734
Atlas Copco Class B	167	8,781
Caterpillar	184	40,044
Cummins	81	19,749
Deere & Co.	448	158,014
Donaldson	544	34,560
Flowserve	300	12,096
Graco	156	11,809
Illinois Tool Works	92	20,567
†Ingersoll Rand	855	41,733
ITT	384	35,171
Lincoln Electric Holdings	107	14,093
Otis Worldwide	709	57,975
Parker-Hannifin	250	76,777
Timken	152	12,250
		555,353
Marine–0.12%
AP Moller - Maersk Class A	33	91,666
		91,666
Media–0.34%
†Charter Communications Class A	19	13,707
Comcast Class A	2,859	163,020
Sirius XM Holdings	11,179	73,111
WPP	1,170	15,767
		265,605
Metals & Mining–0.33%
Reliance Steel & Aluminum	391	59,002
Southern Copper	3,121	200,743
		259,745
Mortgage Real Estate Investment Trusts (REITs)–0.03%
Blackstone Mortgage Trust Class A	624	19,899
		19,899
Multiline Retail–0.05%
Dollar General	93	20,124
†Marks & Spencer Group	10,193	20,650
		40,774
Multi-Utilities–0.07%
CMS Energy	368	21,742
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Multi-Utilities (continued)
DTE Energy	125	$ 16,200
MDU Resources Group	645	20,214
		58,156
Oil, Gas & Consumable Fuels–0.90%
Antero Midstream	2,495	25,923
Chevron	2,549	266,982
Equitrans Midstream	1,510	12,850
Inpex	900	6,716
Kinder Morgan	13,477	245,686
Phillips 66	1,396	119,805
Reliance Industries	454	12,891
Valero Energy	250	19,520
		710,373
Personal Products–0.08%
Estee Lauder Class A	118	37,533
†Herbalife Nutrition	490	25,838
		63,371
Pharmaceuticals–1.38%
Bristol-Myers Squibb	5,014	335,035
Johnson & Johnson	3,505	577,414
Perrigo	536	24,576
Pfizer	3,906	152,959
		1,089,984
Professional Services–0.01%
†CoStar Group	130	10,767
		10,767
Real Estate Management & Development–0.15%
†CBRE Group Class A	550	47,152
China Overseas Land & Investment	2,500	5,680
FirstService	280	48,024
†KE Holdings ADR	306	14,590
		115,446
Road & Rail–0.21%
MTR	15,000	83,556
Old Dominion Freight Line	325	82,485
		166,041
Semiconductors & Semiconductor Equipment–1.44%
†Advanced Micro Devices	1,801	169,168
Broadcom	18	8,583
Intel	6,573	369,008
Monolithic Power Systems	101	37,718
NVIDIA	350	280,035
QUALCOMM	1,786	255,273
†Xilinx	115	16,634
		1,136,419

LVIP BlackRock Advantage Allocation Fund–9

LVIP BlackRock Advantage Allocation Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Software–2.59%
†Adobe	205	$ 120,056
†Atlassian Class A	375	96,323
†Autodesk	136	39,698
†Blackline	153	17,024
†DocuSign	117	32,710
†Five9	35	6,419
†HubSpot	27	15,733
Intuit	884	433,310
†Manhattan Associates	196	28,389
Microsoft	3,348	906,973
Pegasystems	114	15,868
†SailPoint Technologies Holding	911	46,525
†salesforce.com	122	29,801
†ServiceNow	191	104,964
†Workday Class A	112	26,739
†Zendesk	268	38,683
†Zscaler	401	86,640
		2,045,855
Specialty Retail–1.07%
American Eagle Outfitters	1,598	59,973
Home Depot	621	198,031
Lithia Motors Class A	43	14,776
Lowe's	447	86,705
†National Vision Holdings	842	43,051
†O'Reilly Automotive	44	24,913
Ross Stores	217	26,908
TJX	5,636	379,979
†Ulta Beauty	36	12,448
		846,784
Technology Hardware, Storage & Peripherals–2.09%
Apple	11,913	1,631,604
Hewlett Packard Enterprise	1,363	19,873
		1,651,477
Textiles, Apparel & Luxury Goods–0.50%
NIKE Class B	776	119,884
Ralph Lauren	397	46,771
†Skechers USA Class A	2,275	113,363
†Tapestry	464	20,175
†Under Armour Class A	894	18,908
VF	889	72,933
		392,034
Thrifts & Mortgage Finance–0.11%
Essent Group	1,553	69,807
New York Community Bancorp	1,231	13,566
Radian Group	148	3,293
		86,666
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Trading Companies & Distributors–0.04%
†United Rentals	48	$ 15,312
WW Grainger	32	14,016
		29,328
Total U.S. Markets (Cost $19,474,336)		25,021,142
DEVELOPED MARKETS–13.80%
Aerospace & Defense–0.06%
Saab Class B	1,739	46,147
		46,147
Air Freight & Logistics–0.18%
Deutsche Post	1,006	68,423
PostNL	2,389	12,951
†Royal Mail	7,243	57,851
		139,225
Airlines–0.01%
†JET2	656	10,740
		10,740
Auto Components–0.50%
Aisin Seiki	500	21,378
Autoliv	248	24,245
Bridgestone	2,500	113,754
Denso	300	20,466
Dometic Group	1,228	20,914
JTEKT	1,000	10,253
NOK	800	9,923
Pirelli & C	5,564	32,301
Sumitomo Rubber Industries	3,700	51,056
Toyota Boshoku	600	12,406
Valeo	2,096	63,053
Yokohama Rubber	600	12,848
		392,597
Automobiles–0.74%
Bayerische Motoren Werke	1,227	129,938
Daimler	3,456	308,576
Honda Motor	700	22,368
†Renault	763	30,838
Subaru	800	15,781
Volkswagen	126	41,355
Yadea Group Holdings	16,000	34,414
		583,270
Banks–1.91%
†ABN AMRO Bank	955	11,541
†Bank Hapoalim	9,031	72,466
Bank of Nova Scotia	469	30,502
Bendigo & Adelaide Bank	2,301	18,102
BNP Paribas	718	45,012
BOC Hong Kong Holdings	20,000	67,875

LVIP BlackRock Advantage Allocation Fund–10

LVIP BlackRock Advantage Allocation Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
DEVELOPED MARKETS (continued)
Banks (continued)
Canadian Western Bank	504	$ 14,149
Commonwealth Bank of Australia	884	66,209
DBS Group Holdings	1,000	22,169
†First International Bank of Israel	562	17,997
Hang Seng Bank	900	17,978
†HSBC Holdings (London Shares)	3,629	20,948
†Israel Discount Bank Class A	3,464	16,490
†Japan Post Bank	1,400	11,758
†Lloyds Banking Group	25,037	16,171
Nordea Bank	22,718	252,874
Royal Bank of Canada	3,987	403,943
Toronto-Dominion Bank	5,600	392,443
United Overseas Bank	700	13,441
		1,512,068
Beverages–0.44%
Anheuser-Busch InBev	1,115	80,397
Britvic	1,097	14,219
Diageo	3,862	184,897
Heineken	466	56,472
Pernod Ricard	51	11,321
		347,306
Biotechnology–0.07%
CSL	269	57,533
		57,533
Building Products–0.04%
Kingspan Group	331	31,257
		31,257
Capital Markets–0.08%
ASX	232	13,521
Onex	667	48,432
Reinet Investments	88	1,727
		63,680
Chemicals–0.76%
Akzo Nobel	89	10,996
Evonik Industries	462	15,492
Givaudan	10	46,506
Johnson Matthey	1,686	71,670
†Linde	320	92,512
Lintec	500	10,847
Mitsubishi Chemical Holdings	1,000	8,403
Nippon Shokubai	100	4,807
Nitto Denko	300	22,386
Sika	491	160,527
Sumitomo Chemical	22,600	119,820
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
DEVELOPED MARKETS (continued)
Chemicals (continued)
Teijin	1,600	$ 24,383
Zeon	1,000	13,835
		602,184
Commercial Services & Supplies–0.07%
Intrum	304	9,950
Loomis	541	16,923
Rentokil Initial	4,078	27,923
		54,796
Communications Equipment–0.20%
Telefonaktiebolaget LM Ericsson Class B	12,484	156,902
		156,902
Distributors–0.03%
Jardine Cycle & Carriage	1,700	27,004
		27,004
Diversified Consumer Services–0.02%
Benesse Holdings	600	14,922
		14,922
Electric Utilities–0.04%
Emera	640	29,036
		29,036
Electrical Equipment–0.20%
Legrand	920	97,373
Nidec	100	11,589
Signify	785	49,650
		158,612
Electronic Equipment, Instruments & Components–0.38%
Alps Alpine	2,700	28,508
Japan Aviation Electronics Industry	1,000	17,669
Keyence	500	252,352
		298,529
Energy Equipment & Services–0.01%
†John Wood Group	1,863	5,662
		5,662
Entertainment–0.04%
NetEase	1,300	29,451
		29,451
Equity Real Estate Investment Trusts–0.16%
Goodman Group	1,767	28,054
H&R Real Estate Investment Trust	1,284	16,573

LVIP BlackRock Advantage Allocation Fund–11

LVIP BlackRock Advantage Allocation Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
DEVELOPED MARKETS (continued)
Equity Real Estate Investment Trusts (continued)
Link REIT	8,600	$ 83,349
		127,976
Food & Staples Retailing–0.21%
Koninklijke Ahold Delhaize	1,641	48,781
Tesco	9,742	30,045
Wm Morrison Supermarkets	25,147	85,817
		164,643
Food Products–0.15%
Calbee	500	11,531
†Jde Peet	419	15,203
†Nomad Foods	595	16,821
Uni-President Enterprises	29,000	76,188
		119,743
Gas Utilities–0.00%
Rubis SCA	73	3,245
		3,245
Health Care Equipment & Supplies–0.01%
†TaiDoc Technology	1,000	8,183
		8,183
Hotels, Restaurants & Leisure–0.20%
Aristocrat Leisure	3,634	117,434
†Compass Group	947	19,938
†Flutter Entertainment	131	23,820
		161,192
Household Durables–0.05%
Nikon	3,600	38,400
		38,400
Industrial Conglomerates–0.21%
Rheinmetall	200	19,755
Siemens	846	134,040
Toshiba	300	12,975
		166,770
Insurance–0.45%
Allianz	40	9,975
AXA	3,051	77,365
China Life Insurance Class H	6,000	11,901
Intact Financial	125	16,982
†Japan Post Holdings	8,800	72,106
Manulife Financial	373	7,342
NN Group	262	12,358
Sun Life Financial	640	33,002
†Talanx	236	9,649
Tokio Marine Holdings	1,600	73,566
Unipol Gruppo	5,941	32,348
		356,594
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
DEVELOPED MARKETS (continued)
Interactive Media & Services–0.11%
REA Group	309	$ 39,170
Rightmove	5,005	44,961
		84,131
Internet & Direct Marketing Retail–0.61%
†HelloFresh	841	81,752
†JD.com Class A	1,350	53,101
†Meituan Dianping Class B	3,900	160,936
†Zalando	1,571	189,914
		485,703
IT Services–0.40%
†CGI	882	79,968
†Shopify Class A	161	235,456
		315,424
Life Sciences Tools & Services–0.08%
WuXi AppTec Class H	2,760	64,447
		64,447
Machinery–0.52%
Atlas Copco Class A	3,187	195,135
Fanuc	300	72,357
Kone Class B	276	22,516
SKF Class B	860	21,897
Spirax-Sarco Engineering	129	24,295
Sumitomo Heavy Industries	500	13,772
Trelleborg Class B	1,647	38,240
Volvo Class B	1,025	24,661
		412,873
Marine–0.26%
AP Moller - Maersk Class B	59	169,579
Kuehne + Nagel International Class R	94	32,165
		201,744
Media–0.07%
Eutelsat Communications	1,309	15,295
Fuji Media Holdings	500	5,554
Nippon Television Holdings	2,900	33,595
		54,444
Metals & Mining–0.27%
BHP Group	2,760	100,533
Dowa Holdings	500	19,690
Iluka Resources	7,839	53,792
Mitsubishi Materials	700	13,957
Wheaton Precious Metals	536	23,626
		211,598

LVIP BlackRock Advantage Allocation Fund–12

LVIP BlackRock Advantage Allocation Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
DEVELOPED MARKETS (continued)
Multi-Utilities–0.04%
Engie	2,126	$ 29,126
		29,126
Oil, Gas & Consumable Fuels–0.41%
BP	14,670	63,923
Enbridge	3,225	129,120
Royal Dutch Shell Class A	6,832	$ 134,562
		327,605
Personal Products–0.51%
Beiersdorf	497	59,963
L'Oreal	764	340,442
		400,405
Pharmaceuticals–0.39%
AstraZeneca	917	110,143
CSPC Pharmaceutical Group	11,200	16,214
GlaxoSmithKline	4,109	80,678
†Teva Pharmaceutical Industries	9,819	$ 97,335
		304,370
Professional Services–0.75%
Adecco Group	383	26,020
Experian	2,017	77,733
Intertek Group	1,112	85,064
Randstad	2,925	223,707
Recruit Holdings	3,400	167,406
Thomson Reuters	156	15,496
		595,426
Real Estate Management & Development–0.04%
Colliers International Group	117	13,102
Relo Group	500	11,432
Wharf Real Estate Investment	1,000	5,815
		30,349
Semiconductors & Semiconductor Equipment–0.17%
†Allegro MicroSystems	583	16,149
Disco	100	30,559
Tokyo Electron	200	86,557
		133,265
Software–0.50%
†Check Point Software Technologies	2,212	256,880
†Kinaxis	117	15,391
Micro Focus International	4,680	35,412
†Nice	43	10,502
Open Text	1,590	80,744
		398,929
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
DEVELOPED MARKETS (continued)
Specialty Retail–0.44%
Fast Retailing	200	$ 150,556
†Fielmann	183	14,310
†GrandVision	319	10,667
†Hennes & Mauritz Class B	4,872	115,565
Kingfisher	7,670	38,673
Yamada Denki	4,000	18,471
		348,242
Technology Hardware, Storage & Peripherals–0.05%
Canon	600	13,572
Ricoh	2,500	28,062
		41,634
Textiles, Apparel & Luxury Goods–0.56%
Adidas	239	88,958
†Canada Goose Holdings	695	30,399
Cie Financiere Richemont Class A	1,854	224,324
Hermes International	38	55,354
Kering	30	26,217
LVMH Moet Hennessy Louis Vuitton	15	11,762
Swatch Group (Swiss Exchange)	36	2,375
		439,389
Tobacco–0.14%
Altria Group	840	40,051
British American Tobacco	966	37,416
Imperial Brands	434	9,347
Japan Tobacco	1,400	26,445
		113,259
Trading Companies & Distributors–0.06%
†Rexel	2,270	47,481
		47,481
Wireless Telecommunication Services–0.20%
KDDI	2,100	65,498
Rogers Communications Class B	124	6,592
Softbank	2,100	27,475
SoftBank Group	800	55,988
		155,553
Total Developed Markets (Cost $9,465,648)		10,903,064
EMERGING MARKETS–5.25%
Airlines–0.10%
†AirAsia Group	51,800	11,105
†China Airlines	43,000	29,399
†China Eastern Airlines Class H	12,000	5,085

LVIP BlackRock Advantage Allocation Fund–13

LVIP BlackRock Advantage Allocation Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
EMERGING MARKETS (continued)
Airlines (continued)
†Eva Airways	51,000	$ 36,883
		82,472
Auto Components–0.01%
†Apollo Tyres	2,002	6,060
		6,060
Automobiles–0.04%
†XPeng ADR	699	31,050
		31,050
Banks–0.61%
China Construction Bank Class H	61,000	48,003
CTBC Financial Holding	19,000	15,480
Dah Sing Banking Group	2,000	2,208
HDFC Bank	5,919	119,280
†IndusInd Bank	741	10,132
Industrial & Commercial Bank of China Class H	39,000	22,905
†Kotak Mahindra Bank	2,164	49,663
Malayan Banking	33,300	65,052
†OTP Bank	627	33,754
Public Bank	90,500	89,595
Turkiye Garanti Bankasi	19,392	18,486
Turkiye Is Bankasi Class C	15,685	9,187
		483,745
Beverages–0.02%
Ambev	3,960	13,582
Fraser & Neave Holdings	300	1,908
		15,490
Biotechnology–0.00%
†Celltrion	3	715
		715
Capital Markets–0.06%
China International Capital Class H	2,800	7,537
†XP Class A	995	43,332
		50,869
Construction & Engineering–0.01%
Metallurgical Corp. of China Class H	23,000	5,362
		5,362
Construction Materials–0.01%
Anhui Conch Cement Class H	1,500	7,960
		7,960
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
EMERGING MARKETS (continued)
Consumer Finance–0.00%
Ujjivan Financial Services	1,039	$ 2,884
		2,884
Diversified Consumer Services–0.02%
†New Oriental Education & Technology Group Sponsored ADR	741	6,069
†TAL Education Group ADR	436	11,000
		17,069
Diversified Financial Services–0.01%
Yuanta Financial Holding	6,240	6,013
		6,013
Electric Utilities–0.06%
CLP Holdings	1,500	14,837
†PGE Polska Grupa Energetyczna	7,690	18,978
Tenaga Nasional	6,900	16,272
		50,087
Electronic Equipment, Instruments & Components–0.13%
AU Optronics	5,000	4,065
Delta Electronics	7,000	76,124
†Innolux	32,000	23,831
		104,020
Entertainment–0.09%
NetEase ADR	590	67,998
		67,998
Food & Staples Retailing–0.01%
Magnit GDR	276	4,004
†Migros Ticaret	1,777	6,633
		10,637
Food Products–0.11%
QL Resources	1,350	1,837
Uni-President China Holdings	3,000	3,311
Universal Robina	26,490	78,415
		83,563
Health Care Equipment & Supplies–0.01%
Top Glove	4,800	4,821
		4,821
Health Care Providers & Services–0.04%
IHH Healthcare	8,600	11,331
†Netcare	18,643	18,591
		29,922

LVIP BlackRock Advantage Allocation Fund–14

LVIP BlackRock Advantage Allocation Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
EMERGING MARKETS (continued)
Independent Power and Renewable Electricity Producers–0.04%
Gulf Energy Development	6,500	$ 6,946
Huaneng Power International Class H	58,000	22,709
		29,655
Insurance–0.16%
AIA Group	8,400	104,401
HDFC Life Insurance	1,215	11,218
SBI Life Insurance	862	11,692
		127,311
Interactive Media & Services–0.86%
†Baidu ADR	888	181,063
NAVER	176	65,249
Tencent Holdings	5,800	436,253
		682,565
Internet & Direct Marketing Retail–0.44%
†Alibaba Group Holding ADR	199	45,129
†JD.com ADR	2,268	181,009
†MercadoLibre	28	43,618
Naspers Class N	382	80,204
		349,960
IT Services–0.30%
HCL Technologies	2,164	28,633
Infosys	2,459	52,296
Tata Consultancy Services	3,251	146,334
Wipro	1,060	7,782
		235,045
Life Sciences Tools & Services–0.02%
†Samsung Biologics	22	16,430
		16,430
Machinery–0.06%
ANDRITZ	377	21,180
Yangzijiang Shipbuilding Holdings	24,000	25,166
		46,346
Marine–0.05%
MISC	25,200	41,155
		41,155
Media–0.02%
†RTL Group	238	14,181
		14,181
Metals & Mining–0.03%
Tung Ho Steel Enterprise	11,000	20,727
		20,727
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
EMERGING MARKETS (continued)
Oil, Gas & Consumable Fuels–0.31%
Equinor	5,396	$ 114,173
LUKOIL	236	21,807
†MOL Hungarian Oil & Gas	3,111	24,752
Novatek PJSC GDR	97	21,272
Oil & Natural Gas	12,169	19,269
†SK Innovation	171	44,870
		246,143
Real Estate Management & Development–0.29%
Henderson Land Development	4,331	20,527
Hongkong Land Holdings	7,300	34,748
Hysan Development	13,000	51,820
Kerry Properties	7,500	24,729
KWG Group Holdings	12,000	16,074
†Seazen Group	4,000	3,792
Shenzhen Investment	8,000	2,462
Sun Hung Kai Properties	4,500	67,057
Swire Properties	2,600	7,752
		228,961
Semiconductors & Semiconductor Equipment–0.90%
†MediaTek	7,000	241,687
Taiwan Semiconductor Manufacturing	22,000	469,807
		711,494
Specialty Retail–0.02%
Zhongsheng Group Holdings	1,500	12,480
		12,480
Technology Hardware, Storage & Peripherals–0.16%
Inventec	19,000	17,901
Samsung Electronics	1,561	111,861
		129,762
Textiles, Apparel & Luxury Goods–0.06%
ANTA Sports Products	2,000	47,087
		47,087
Thrifts & Mortgage Finance–0.11%
Housing Development Finance	2,560	85,250
		85,250
Transportation Infrastructure–0.03%
Zhejiang Expressway Class H	22,000	19,579
		19,579
Wireless Telecommunication Services–0.05%
America Movil	32,363	24,353

LVIP BlackRock Advantage Allocation Fund–15

LVIP BlackRock Advantage Allocation Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
EMERGING MARKETS (continued)
Wireless Telecommunication Services (continued)
PLDT	560	$ 14,833
		39,186
Total Emerging Markets (Cost $3,172,645)		4,144,054
Total Common Stock (Cost $32,112,629)		40,068,260
PREFERRED STOCKS–0.23%
†Azul S.A.	1,433	12,596
Banco Bradesco 5.83%	15,273	79,039
Itau Unibanco Holding 5.07%	7,355	44,096
Sartorius	29	15,096
Schaeffler	1,702	15,701
Volkswagen 2.67%	48	12,021
Total Preferred Stocks (Cost $156,685)		178,549

	Principal Amount°
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–4.33%
•Connecticut Avenue Securities Trust Series 2019-R05 1M2 2.09% (LIBOR01M + 2.00%) 7/25/39	65,528	65,796
•Fannie Mae Connecticut Avenue Securities
Series 2017-C01 1M2 3.64% (LIBOR01M + 3.55%) 7/25/29	136,985	142,264
Series 2017-C01 1M2A 3.64% (LIBOR01M + 3.55%) 7/25/29	6,573	6,584
Series 2017-C02 2ED3 1.44% (LIBOR01M + 1.35%) 9/25/29	183,044	183,720
Series 2017-C03 1ED1 0.79% (LIBOR01M + 0.70%) 10/25/29	250,953	249,733
Series 2017-C03 1M2 3.09% (LIBOR01M + 3.00%) 10/25/29	178,272	183,746
Series 2017-C03 1M2C 3.09% (LIBOR01M + 3.00%) 10/25/29	100,000	102,077
Series 2017-C05 1M2 2.29% (LIBOR01M + 2.20%) 1/25/30	142,952	145,120
Series 2018-C01 1EA1 0.54% (LIBOR01M + 0.45%) 7/25/30	28,096	28,016
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•Freddie Mac STACR REMIC Trust
Series 2019-DNA2 M2 2.54% (LIBOR01M + 2.45%) 3/25/49	111,471	$ 113,172
Series 2020-DNA1 M2 1.79% (LIBOR01M + 1.70%) 1/25/50	144,264	144,810
Series 2020-DNA2 M1 0.84% (LIBOR01M + 0.75%) 2/25/50	27,172	27,175
Series 2020-DNA2 M2 1.94% (LIBOR01M + 1.85%) 2/25/50	200,000	201,541
Series 2020-DNA5 M1 1.32% (SOFR30A + 1.30%) 10/25/50	21,777	21,787
Series 2020-DNA6 M1 0.92% (SOFR30A + 0.90%) 12/25/50	73,965	74,004
Series 2021-DNA1 M1 0.67% (SOFR30A + 0.65%) 1/25/51	137,122	137,122
Series 2021-DNA3 M1 0.77% (SOFR30A + 0.75%) 10/25/33	140,000	140,102
Series 2021-DNA3 M2 2.12% (SOFR30A + 2.10%) 10/25/33	10,000	10,211
Series 2021-HQA1 M1 0.72% (SOFR30A + 0.70%) 8/25/33	140,000	139,923
Series 2021-HQA2 M1 0.72% (SOFR30A + 0.70%) 12/25/33	70,000	69,999
•Freddie Mac Structured Agency Credit Risk Debt Notes
1.14% (LIBOR01M + 1.05%) 7/25/30	210,576	209,599
Series 2014-HQ1 M3 4.19% (LIBOR01M + 4.10%) 8/25/24	44,264	44,819
Series 2017-DNA2 M2 3.54% (LIBOR01M + 3.45%) 10/25/29	250,000	261,152
Series 2017-DNA3 M1 0.84% (LIBOR01M + 0.75%) 3/25/30	24,345	24,347
Series 2017-DNA3 M2 2.59% (LIBOR01M + 2.50%) 3/25/30	250,000	255,116
Series 2017-HQA3 M2 2.44% (LIBOR01M + 2.35%) 4/25/30	179,311	182,704
Series 2020-HQA5 M1 1.12% (SOFR30A + 1.10%) 11/25/50	59,795	59,832

LVIP BlackRock Advantage Allocation Fund–16

LVIP BlackRock Advantage Allocation Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•Freddie Mac Structured Agency Credit Risk Debt Notes (continued)
Series 2021-DNA2 M1 0.82% (SOFR30A + 0.80%) 8/25/33	140,000	$ 140,158
•STACR Trust
Series 2018-DNA3 M1 0.84% (LIBOR01M + 0.75%) 9/25/48	283	283
Series 2018-HRP2 M2 1.34% (LIBOR01M + 1.25%) 2/25/47	53,273	53,319
Total Agency Collateralized Mortgage Obligations (Cost $3,412,714)		3,418,231
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–1.06%
Fannie Mae-Aces
•Series 2017-M4 A2 2.67% 12/25/26	116,232	124,374
Series 2020-M42 A2 1.27% 7/25/30	100,000	98,155
♦Freddie Mac Multifamily Structured Pass Through Certificates
Series K055 A2 2.67% 3/25/26	110,000	117,928
Series K056 A2 2.53% 5/25/26	140,000	149,279
Series K064 A2 3.22% 3/25/27	50,000	55,331
Series K090 A2 3.42% 2/25/29	70,000	79,713
Series K106 A2 2.07% 1/25/30	80,000	83,621
Series K115 A2 1.38% 6/25/30	90,000	89,083
Series KSG1 A2 1.50% 9/25/30	40,000	39,982
Total Agency Commercial Mortgage-Backed Securities (Cost $829,146)		837,466
AGENCY MORTGAGE-BACKED SECURITIES–13.90%
Fannie Mae S.F. 15 yr
2.00% 4/1/36	272,283	281,070
2.50% 6/1/36	24,789	25,858
3.00% 3/1/30	95,252	100,091
4.00% 5/1/33	27,254	29,062
4.00% 6/1/33	10,365	11,027
Fannie Mae S.F. 15 yr TBA
2.00% 7/1/36	100,000	103,143
2.50% 7/1/36	50,000	52,139
3.00% 7/1/36	86,000	90,352
3.50% 7/1/36	75,000	80,092
Fannie Mae S.F. 30 yr
2.00% 4/1/51	77,352	78,247
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
2.00% 7/1/51	104,000	$ 105,078
2.50% 11/1/50	23,583	24,527
2.50% 2/1/51	120,416	124,662
2.50% 3/1/51	50,000	52,006
2.50% 5/1/51	174,028	180,165
2.50% 6/1/51	372,042	385,163
3.00% 10/1/44	83,816	88,734
3.00% 11/1/46	30,707	32,310
3.00% 7/1/47	10,825	11,379
3.00% 12/1/49	65,763	68,679
3.00% 2/1/50	58,918	61,582
3.50% 2/1/45	20,471	22,105
3.50% 3/1/46	14,510	15,624
3.50% 10/1/46	83,858	89,430
3.50% 12/1/46	102,033	110,961
3.50% 1/1/47	87,157	94,469
3.50% 11/1/47	14,643	16,005
3.50% 1/1/48	59,611	65,048
3.50% 2/1/48	286,677	306,750
3.50% 6/1/49	35,324	38,536
3.50% 11/1/51	188,651	205,010
4.00% 1/1/45	19,809	21,560
4.00% 3/1/45	12,763	13,927
4.00% 6/1/46	73,903	82,175
4.00% 2/1/47	38,988	42,493
4.00% 8/1/47	70,263	75,245
4.00% 9/1/47	29,339	32,014
4.00% 10/1/47	61,069	67,763
4.00% 10/1/48	119,872	127,681
4.00% 1/1/57	16,526	18,367
4.00% 2/1/57	16,605	18,455
4.50% 8/1/41	18,081	20,180
4.50% 2/1/48	412,539	455,341
4.50% 6/1/48	11,771	13,007
5.00% 2/1/35	2,563	2,926
5.00% 10/1/35	1,938	2,219
5.00% 11/1/35	2,362	2,703
5.50% 8/1/37	2,266	2,619
5.50% 9/1/41	27,712	31,988
6.00% 12/1/36	635	753
6.00% 2/1/37	1,726	2,048
6.00% 8/1/37	1,697	1,994
6.00% 9/1/37	591	702
6.00% 5/1/38	5,993	7,106
6.00% 9/1/38	1,689	1,996
6.00% 11/1/38	1,312	1,576
6.00% 9/1/39	5,098	6,022
6.00% 3/1/40	2,309	2,727
6.00% 7/1/40	7,637	9,040
6.00% 5/1/41	2,783	3,288
6.00% 7/1/41	15,256	18,074
Fannie Mae S.F. 30 yr TBA
1.50% 7/1/51	225,000	220,500
1.50% 8/1/51	75,000	73,371

LVIP BlackRock Advantage Allocation Fund–17

LVIP BlackRock Advantage Allocation Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr TBA (continued)
2.00% 7/1/51	713,000	$ 719,907
2.00% 8/1/51	300,000	302,320
2.50% 7/1/51	250,000	258,574
4.00% 7/1/51	25,000	26,621
5.00% 7/1/51	57,000	62,468
5.50% 7/1/51	23,000	25,623
Freddie Mac S.F. 15 yr
2.00% 7/1/36	50,000	51,637
2.50% 7/1/32	175,734	184,935
2.50% 5/1/36	99,001	103,582
3.00% 5/1/29	121,008	128,059
3.50% 2/1/34	45,813	49,146
Freddie Mac S.F. 30 yr
2.00% 5/1/51	114,189	115,411
2.00% 6/1/51	75,000	75,778
2.50% 11/1/50	93,024	96,939
3.00% 3/1/46	27,714	29,200
3.00% 7/1/46	50,934	53,471
3.00% 12/1/46	44,851	47,201
3.00% 9/1/47	1,206,845	1,261,724
3.00% 4/1/50	29,700	31,022
3.00% 7/1/50	19,754	20,747
3.50% 10/1/42	49,626	53,652
3.50% 7/1/47	8,818	9,331
3.50% 9/1/47	25,295	27,347
3.50% 12/1/47	29,302	30,983
3.50% 2/1/48	34,290	36,300
3.50% 3/1/48	17,984	19,046
3.50% 5/1/48	17,533	18,510
4.00% 10/1/46	9,483	10,283
4.00% 10/1/47	2,887	3,096
4.00% 2/1/48	16,881	18,032
4.00% 6/1/48	14,084	15,628
4.00% 10/1/48	28,844	30,681
4.00% 12/1/48	16,107	17,404
4.00% 3/1/49	14,152	15,068
4.50% 5/1/40	55,771	62,220
4.50% 9/1/46	136,852	149,271
5.00% 7/1/48	16,515	18,164
5.50% 3/1/34	706	817
5.50% 12/1/34	638	739
5.50% 4/1/38	2,512	2,924
5.50% 7/1/38	2,592	3,016
6.00% 3/1/36	2,154	2,558
6.00% 9/1/37	1,590	1,887
6.00% 1/1/38	687	812
6.00% 6/1/38	2,022	2,400
•Freddie Mac STACR Trust
1.04% (LIBOR01M + 0.95%) 12/25/30	300,000	299,500
1.04% (LIBOR01M + 0.95%) 11/25/48	61,119	61,158
2.14% (LIBOR01M + 2.05%) 7/25/49	201,697	203,641
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA I S.F. 30 yr
3.50% 6/15/43	18,285	$ 19,641
3.50% 12/15/47	40,114	44,016
GNMA II S.F. 30 yr
2.00% 4/20/51	124,148	126,554
2.50% 12/20/50	193,821	200,724
2.50% 2/20/51	48,941	50,672
2.50% 5/20/51	24,918	25,771
3.00% 5/20/45	18,783	19,887
3.00% 12/20/45	22,797	24,160
3.00% 1/20/46	12,390	13,143
3.00% 2/20/46	11,391	12,072
3.00% 3/20/46	16,254	17,178
3.00% 5/20/46	15,047	15,906
3.00% 8/20/46	107,689	113,577
3.00% 4/20/49	122,504	128,912
3.00% 2/20/50	59,124	61,801
3.00% 2/20/51	23,521	24,645
3.50% 10/20/42	22,222	23,833
3.50% 4/20/45	4,858	5,180
3.50% 11/20/45	19,762	21,098
3.50% 3/20/46	43,606	46,462
3.50% 4/20/46	18,912	20,079
3.50% 6/20/46	75,231	80,051
3.50% 12/20/46	28,813	30,676
3.50% 2/20/47	12,290	13,065
3.50% 3/20/47	24,330	25,808
3.50% 4/20/48	71,849	77,627
3.50% 8/20/50	34,461	36,195
4.00% 7/20/47	44,301	47,269
4.00% 11/20/47	45,295	48,380
4.00% 3/20/48	30,136	32,097
4.00% 4/20/48	18,041	19,199
4.00% 8/20/48	33,925	36,078
4.00% 11/20/48	8,671	9,214
4.00% 2/20/50	31,883	33,688
4.50% 8/20/49	8,732	9,306
5.00% 12/20/48	9,778	10,536
5.00% 1/20/49	26,397	28,475
GNMA II S.F. 30 yr TBA
2.00% 7/1/51	100,000	101,844
2.50% 7/1/51	175,000	181,098
3.00% 7/1/51	25,000	26,084
5.00% 7/1/51	25,000	26,934
Total Agency Mortgage-Backed Securities (Cost $10,784,540)		10,976,932
CORPORATE BONDS–21.67%
Aerospace & Defense–0.25%
Boeing
4.88% 5/1/25	20,000	22,409
5.15% 5/1/30	35,000	41,446
General Dynamics
1.15% 6/1/26	40,000	40,148
2.25% 6/1/31	25,000	25,642

LVIP BlackRock Advantage Allocation Fund–18

LVIP BlackRock Advantage Allocation Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Aerospace & Defense (continued)
General Dynamics (continued)
3.25% 4/1/25	25,000	$ 27,093
Raytheon Technologies 3.95% 8/16/25	35,000	38,926
		195,664
Agriculture–0.69%
Altria Group
2.45% 2/4/32	80,000	77,367
3.70% 2/4/51	10,000	9,486
4.00% 2/4/61	10,000	9,594
4.80% 2/14/29	100,000	115,938
5.80% 2/14/39	10,000	12,353
Philip Morris International
0.88% 5/1/26	60,000	59,229
2.10% 5/1/30	40,000	39,803
2.38% 8/17/22	60,000	61,354
2.50% 8/22/22	40,000	41,052
4.25% 11/10/44	40,000	46,601
6.38% 5/16/38	40,000	57,162
Reynolds American 5.85% 8/15/45	10,000	12,245
		542,184
Apparel–0.19%
NIKE 3.25% 3/27/40	36,000	39,524
Ralph Lauren 1.70% 6/15/22	25,000	25,327
VF 2.05% 4/23/22	85,000	86,152
		151,003
Auto Manufacturers–0.33%
American Honda Finance 1.20% 7/8/25	20,000	20,140
General Motors 6.75% 4/1/46	6,000	8,651
General Motors Financial
2.90% 2/26/25	35,000	37,049
3.55% 7/8/22	20,000	20,643
4.15% 6/19/23	80,000	84,965
PACCAR Financial 1.90% 2/7/23	45,000	46,105
Toyota Motor Credit
0.68% 3/25/24	5,000	5,008
1.13% 6/18/26	40,000	39,824
		262,385
Auto Parts & Equipment–0.05%
Aptiv 4.15% 3/15/24	35,000	37,975
Lear 5.25% 5/15/49	2,000	2,523
		40,498
Banks–5.38%
μBanco Santander 0.70% 6/30/24	200,000	200,399
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Bank of America
μ0.52% 6/14/24	220,000	$ 219,954
μ0.98% 9/25/25	20,000	19,985
μ1.32% 6/19/26	70,000	70,153
μ1.73% 7/22/27	80,000	80,615
μ2.50% 2/13/31	40,000	40,840
μ2.68% 6/19/41	45,000	43,672
μ2.69% 4/22/32	80,000	82,304
μ3.48% 3/13/52	10,000	10,914
μ4.08% 3/20/51	37,000	44,212
4.18% 11/25/27	20,000	22,408
Bank of Nova Scotia 1.05% 3/2/26	20,000	19,787
Canadian Imperial Bank of Commerce
0.45% 6/22/23	60,000	59,973
0.95% 6/23/23	30,000	30,267
2.25% 1/28/25	40,000	41,773
μ2.61% 7/22/23	10,000	10,230
Citigroup
μ0.78% 10/30/24	190,000	190,474
μ1.46% 6/9/27	135,000	134,419
μ1.68% 5/15/24	10,000	10,211
μ2.57% 6/3/31	30,000	30,841
μ3.11% 4/8/26	30,000	32,106
μ3.35% 4/24/25	85,000	90,572
4.65% 7/23/48	25,000	32,736
Goldman Sachs Group
μ0.86% 2/12/26	35,000	34,743
μ1.99% 1/27/32	45,000	43,704
2.60% 2/7/30	40,000	41,507
μ2.62% 4/22/32	45,000	45,970
3.50% 4/1/25	75,000	81,367
3.80% 3/15/30	40,000	44,956
μ4.41% 4/23/39	45,000	54,789
4.75% 10/21/45	20,000	26,151
5.15% 5/22/45	11,000	14,709
6.75% 10/1/37	45,000	65,528
μHSBC Holdings 0.98% 5/24/25	200,000	199,832
JPMorgan Chase & Co.
μ0.97% 6/23/25	40,000	40,047
μ1.58% 4/22/27	25,000	25,130
μ3.22% 3/1/25	100,000	106,233
μ3.33% 4/22/52	2,000	2,136
3.38% 5/1/23	50,000	52,633
μ3.96% 11/15/48	120,000	140,818
μ4.03% 7/24/48	20,000	23,696
μ4.26% 2/22/48	35,000	42,481
4.95% 6/1/45	10,000	13,236
Landesbank Baden-Wuerttemberg 7.63% 2/1/23	60,000	66,557
Morgan Stanley
μ0.86% 10/21/25	120,000	119,955
μ1.59% 5/4/27	75,000	75,531

LVIP BlackRock Advantage Allocation Fund–19

LVIP BlackRock Advantage Allocation Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Morgan Stanley (continued)
μ1.79% 2/13/32	10,000	$ 9,608
μ2.19% 4/28/26	45,000	46,724
μ2.70% 1/22/31	10,000	10,468
μ3.97% 7/22/38	50,000	58,719
4.30% 1/27/45	45,000	55,614
μ5.60% 3/24/51	46,000	68,463
Royal Bank of Canada
1.15% 6/10/25	170,000	170,908
1.60% 4/17/23	20,000	20,433
1.95% 1/17/23	45,000	46,116
2.25% 11/1/24	50,000	52,396
Santander Holdings USA 3.45% 6/2/25	10,000	10,746
μSantander UK Group Holdings 1.53% 8/21/26	200,000	200,342
Sumitomo Mitsui Financial Group 1.47% 7/8/25	200,000	201,965
SVB Financial Group 1.80% 2/2/31	60,000	57,391
Toronto-Dominion Bank 2.65% 6/12/24	100,000	105,847
Truist Financial 1.20% 8/5/25	70,000	70,768
Wells Fargo & Co.
μ2.41% 10/30/25	110,000	115,090
3.75% 1/24/24	50,000	53,772
μ5.01% 4/4/51	10,000	13,698
		4,249,622
Beverages–0.33%
Diageo Capital 1.38% 9/29/25	200,000	203,279
PepsiCo 4.45% 4/14/46	45,000	57,947
		261,226
Building Materials–0.16%
Carrier Global
2.24% 2/15/25	8,000	8,318
3.38% 4/5/40	50,000	52,446
Martin Marietta Materials
2.40% 7/15/31	45,000	45,036
3.20% 7/15/51	20,000	20,012
		125,812
Chemicals–0.37%
Air Products and Chemicals 2.80% 5/15/50	3,000	2,998
FMC
3.20% 10/1/26	32,000	34,555
4.50% 10/1/49	10,000	12,147
Huntsman International 4.50% 5/1/29	11,000	12,506
Sherwin-Williams
2.95% 8/15/29	70,000	75,010
3.30% 5/15/50	10,000	10,622
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Chemicals (continued)
Sherwin-Williams (continued)
3.45% 6/1/27	100,000	$ 110,291
3.80% 8/15/49	10,000	11,510
4.50% 6/1/47	20,000	25,016
		294,655
Commercial Services–0.82%
Block Financial
2.50% 7/15/28	50,000	50,204
3.88% 8/15/30	5,000	5,406
Georgetown University 2.94% 4/1/50	3,000	3,018
Global Payments
1.20% 3/1/26	100,000	99,045
4.00% 6/1/23	50,000	53,105
Northwestern University 2.64% 12/1/50	5,000	5,059
PayPal Holdings
2.20% 9/26/22	95,000	97,263
2.85% 10/1/29	195,000	210,300
President & Fellows of Harvard College 2.52% 10/15/50	3,000	3,001
Quanta Services 2.90% 10/1/30	45,000	46,657
S&P Global 2.30% 8/15/60	28,000	23,983
University of Chicago
2.55% 4/1/50	2,000	1,935
2.76% 4/1/45	3,000	3,043
University of Southern California 2.95% 10/1/51	10,000	10,337
Verisk Analytics 4.13% 3/15/29	30,000	34,028
Yale University 2.40% 4/15/50	5,000	4,852
		651,236
Computers–0.75%
Apple 2.65% 5/11/50	15,000	14,727
Dell International
5.85% 7/15/25	50,000	58,661
8.10% 7/15/36	13,000	19,814
8.35% 7/15/46	57,000	93,229
Hewlett Packard Enterprise 4.45% 10/2/23	70,000	75,701
HP
1.45% 6/17/26	60,000	59,555
2.20% 6/17/25	20,000	20,759
2.65% 6/17/31	90,000	89,840
3.00% 6/17/27	20,000	21,418
3.40% 6/17/30	10,000	10,710
6.00% 9/15/41	11,000	14,465
International Business Machines 3.50% 5/15/29	100,000	111,910

LVIP BlackRock Advantage Allocation Fund–20

LVIP BlackRock Advantage Allocation Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Computers (continued)
NetApp 2.38% 6/22/27	5,000	$ 5,243
		596,032
Cosmetics & Personal Care–0.13%
Unilever Capital 2.20% 5/5/22	100,000	101,569
		101,569
Diversified Financial Services–0.79%
Air Lease 2.88% 1/15/26	15,000	15,759
Ally Financial 3.05% 6/5/23	10,000	10,435
American Express 2.50% 8/1/22	50,000	51,068
Brookfield Finance 4.70% 9/20/47	10,000	12,200
CME Group 5.30% 9/15/43	20,000	28,808
Intercontinental Exchange
0.70% 6/15/23	50,000	50,224
3.00% 6/15/50	30,000	29,553
4.25% 9/21/48	30,000	35,449
Mastercard
2.95% 3/15/51	20,000	20,896
3.80% 11/21/46	25,000	29,741
3.85% 3/26/50	20,000	24,153
Nomura Holdings 2.65% 1/16/25	200,000	210,113
ORIX 2.90% 7/18/22	30,000	30,780
Visa
2.00% 8/15/50	8,000	7,063
2.15% 9/15/22	45,000	45,979
3.65% 9/15/47	20,000	23,421
		625,642
Electric–1.88%
Ameren 3.50% 1/15/31	10,000	10,949
Appalachian Power 3.70% 5/1/50	10,000	11,008
Arizona Public Service 2.60% 8/15/29	50,000	52,294
Berkshire Hathaway Energy
2.85% 5/15/51	10,000	9,675
4.25% 10/15/50	20,000	24,345
CenterPoint Energy Houston Electric 2.90% 7/1/50	10,000	10,143
Cleveland Electric Illuminating 5.50% 8/15/24	40,000	45,438
Connecticut Light and Power 4.00% 4/1/48	10,000	12,097
Consolidated Edison Co. of New York
3.95% 4/1/50	10,000	11,354
4.13% 5/15/49	10,000	11,655
Consumers Energy 2.50% 5/1/60	5,000	4,507
Dominion Energy
3.90% 10/1/25	75,000	82,932
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Dominion Energy (continued)
4.60% 3/15/49	20,000	$ 25,164
DTE Electric 2.63% 3/1/31	10,000	10,529
DTE Energy
3.30% 6/15/22	40,000	40,902
3.70% 8/1/23	40,000	42,562
Duke Energy
2.45% 6/1/30	30,000	30,334
2.65% 9/1/26	135,000	142,460
Duke Energy Florida 1.75% 6/15/30	30,000	29,364
Duke Energy Ohio 2.13% 6/1/30	10,000	10,040
Duke Energy Progress 2.50% 8/15/50	10,000	9,219
Entergy 4.00% 7/15/22	35,000	36,102
Entergy Arkansas 2.65% 6/15/51	5,000	4,731
Entergy Louisiana
3.10% 6/15/41	10,000	10,552
4.05% 9/1/23	90,000	95,660
Exelon
3.50% 6/1/22	35,000	35,884
3.95% 6/15/25	35,000	38,513
Georgia Power 3.70% 1/30/50	20,000	21,720
Indiana Michigan Power 4.55% 3/15/46	15,000	18,746
Interstate Power and Light 2.30% 6/1/30	20,000	20,261
ITC Holdings 3.25% 6/30/26	15,000	16,247
National Rural Utilities Cooperative Finance 1.75% 1/21/22	85,000	85,722
NextEra Energy Capital Holdings
2.25% 6/1/30	40,000	40,312
2.75% 11/1/29	30,000	31,681
Northern States Power 3.60% 9/15/47	25,000	28,291
Oncor Electric Delivery 3.80% 6/1/49	10,000	11,883
Pacific Gas and Electric
2.50% 2/1/31	5,000	4,688
3.00% 6/15/28	5,000	5,022
3.25% 6/1/31	10,000	9,833
3.50% 8/1/50	10,000	8,913
4.50% 7/1/40	10,000	10,005
PECO Energy 2.80% 6/15/50	30,000	29,916
PPL Electric Utilities 3.00% 10/1/49	15,000	15,478
PSEG Power 3.85% 6/1/23	100,000	106,148
Public Service Electric and Gas
2.05% 8/1/50	10,000	8,623
2.70% 5/1/50	10,000	9,895
Puget Energy 2.38% 6/15/28	10,000	10,102

LVIP BlackRock Advantage Allocation Fund–21

LVIP BlackRock Advantage Allocation Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Southern 3.25% 7/1/26	55,000	$ 59,690
Southern California Edison 3.65% 2/1/50	15,000	15,001
Union Electric 3.25% 10/1/49	10,000	10,599
Virginia Electric and Power 3.30% 12/1/49	10,000	10,781
WEC Energy Group
0.55% 9/15/23	40,000	39,978
1.80% 10/15/30	10,000	9,590
		1,487,538
Electronics–0.21%
Agilent Technologies 2.30% 3/12/31	35,000	34,998
Allegion US Holding 3.20% 10/1/24	40,000	42,523
Flex 3.75% 2/1/26	5,000	5,468
Honeywell International 2.30% 8/15/24	20,000	20,997
Jabil 1.70% 4/15/26	30,000	30,222
Keysight Technologies 4.60% 4/6/27	25,000	29,048
		163,256
Environmental Control–0.01%
Waste Connections 2.60% 2/1/30	5,000	5,166
		5,166
Food–0.10%
General Mills 2.88% 4/15/30	20,000	21,186
Hershey 1.70% 6/1/30	10,000	9,933
McCormick & Co. 2.70% 8/15/22	45,000	46,067
		77,186
Forest Products & Paper–0.07%
Georgia-Pacific 8.00% 1/15/24	50,000	59,212
		59,212
Gas–0.19%
Atmos Energy 1.50% 1/15/31	20,000	18,971
NiSource 4.38% 5/15/47	20,000	23,936
Southern Gas Capital 3.25% 6/15/26	100,000	108,343
		151,250
Health Care Products–0.16%
Baxter International 2.60% 8/15/26	45,000	47,897
DH Europe Finance II Sarl 3.40% 11/15/49	10,000	10,994
Thermo Fisher Scientific 4.10% 8/15/47	50,000	60,885
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Products (continued)
Zimmer Biomet Holdings 3.55% 3/20/30	5,000	$ 5,473
		125,249
Health Care Services–0.66%
Anthem 3.35% 12/1/24	95,000	102,484
Baylor Scott & White Holdings 2.84% 11/15/50	2,000	2,006
CommonSpirit Health 3.91% 10/1/50	6,000	6,595
HCA
3.50% 7/15/51	40,000	39,982
5.25% 6/15/49	30,000	38,241
5.50% 6/15/47	63,000	82,053
Humana
2.90% 12/15/22	55,000	56,797
4.95% 10/1/44	15,000	19,383
Kaiser Foundation Hospitals 3.00% 6/1/51	7,000	7,224
Laboratoryof America Holdings 2.70% 6/1/31	60,000	61,139
Memorial Sloan-Kettering Cancer Center 2.96% 1/1/50	1,000	1,016
UnitedHealth Group
3.13% 5/15/60	30,000	30,947
4.25% 4/15/47	25,000	30,717
Universal Health Services 2.65% 10/15/30	40,000	40,221
		518,805
Home Builders–0.09%
NVR 3.00% 5/15/30	65,000	68,914
		68,914
Household Products Ware–0.02%
Kimberly-Clark 2.88% 2/7/50	15,000	15,436
		15,436
Insurance–0.65%
Aflac
3.25% 3/17/25	50,000	54,010
4.75% 1/15/49	45,000	59,357
Aon 2.80% 5/15/30	15,000	15,747
Fairfax Financial Holdings 3.38% 3/3/31	35,000	36,475
Marsh & McLennan
4.20% 3/1/48	25,000	30,953
4.75% 3/15/39	62,000	79,167
4.90% 3/15/49	65,000	88,717
MetLife 4.05% 3/1/45	15,000	17,870
Progressive
3.95% 3/26/50	38,000	45,588
4.13% 4/15/47	70,000	85,758
		513,642

LVIP BlackRock Advantage Allocation Fund–22

LVIP BlackRock Advantage Allocation Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Internet–0.77%
Alibaba Group Holding 3.40% 12/6/27	200,000	$ 218,543
Alphabet 2.25% 8/15/60	10,000	8,819
Amazon.com
2.10% 5/12/31	30,000	30,504
2.88% 5/12/41	10,000	10,318
3.10% 5/12/51	10,000	10,504
3.25% 5/12/61	10,000	10,538
Baidu 4.13% 6/30/25	260,000	286,934
Booking Holdings 4.63% 4/13/30	6,000	7,160
eBay 2.70% 3/11/30	25,000	26,007
		609,327
Investment Company Security–0.53%
Ares Capital
2.15% 7/15/26	37,000	36,794
2.88% 6/15/28	30,000	30,450
3.25% 7/15/25	70,000	73,629
3.88% 1/15/26	13,000	13,926
4.20% 6/10/24	80,000	85,947
FS KKR Capital
2.63% 1/15/27	40,000	39,545
3.40% 1/15/26	35,000	36,191
4.13% 2/1/25	20,000	21,249
4.63% 7/15/24	20,000	21,576
Goldman Sachs BDC 2.88% 1/15/26	45,000	46,563
Owl Rock Capital 2.88% 6/11/28	10,000	9,925
		415,795
Iron & Steel–0.20%
Reliance Steel & Aluminum 2.15% 8/15/30	50,000	49,260
Vale 5.63% 9/11/42	20,000	25,000
Vale Overseas
3.75% 7/8/30	50,000	53,235
6.88% 11/21/36	10,000	13,707
6.88% 11/10/39	12,000	16,785
		157,987
Lodging–0.03%
Choice Hotels International 3.70% 12/1/29	20,000	21,650
		21,650
Machinery Construction & Mining–0.15%
Caterpillar 1.90% 3/12/31	50,000	50,045
Caterpillar Financial Services 1.95% 11/18/22	65,000	66,428
		116,473
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Machinery Diversified–0.04%
John Deere Capital 1.20% 4/6/23	30,000	$ 30,451
		30,451
Media–0.54%
Charter Communications Operating
3.50% 6/1/41	5,000	5,034
4.40% 12/1/61	15,000	16,117
4.46% 7/23/22	100,000	103,529
5.38% 4/1/38	20,000	24,575
Comcast
2.65% 8/15/62	30,000	27,411
3.70% 4/15/24	30,000	32,531
4.60% 10/15/38	45,000	55,773
Fox 4.03% 1/25/24	35,000	37,916
Time Warner Cable
4.00% 9/1/21	100,000	100,000
4.50% 9/15/42	20,000	22,231
		425,117
Mining–0.06%
Newmont 2.25% 10/1/30	17,000	16,954
Southern Copper
3.88% 4/23/25	19,000	20,672
6.75% 4/16/40	5,000	7,122
		44,748
Miscellaneous Manufacturing–0.09%
3M
2.25% 3/15/23	20,000	20,622
2.65% 4/15/25	40,000	42,613
Ingersoll-Rand Luxembourg Finance 4.50% 3/21/49	5,000	6,279
		69,514
Oil & Gas–0.29%
BP Capital Markets America
3.22% 11/28/23	75,000	79,415
3.79% 2/6/24	50,000	53,936
Chevron
1.55% 5/11/25	10,000	10,247
5.25% 11/15/43	10,000	13,593
Equinor 3.25% 11/18/49	10,000	10,616
Exxon Mobil
2.99% 3/19/25	40,000	42,904
3.45% 4/15/51	20,000	21,767
		232,478
Oil & Gas Services–0.04%
Baker Hughes 4.08% 12/15/47	25,000	28,558
		28,558

LVIP BlackRock Advantage Allocation Fund–23

LVIP BlackRock Advantage Allocation Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals–1.04%
AbbVie
2.60% 11/21/24	70,000	$ 73,811
4.25% 11/21/49	5,000	5,992
4.45% 5/14/46	30,000	36,229
AmerisourceBergen
2.70% 3/15/31	37,000	37,951
2.80% 5/15/30	35,000	36,478
3.45% 12/15/27	25,000	27,283
Becton Dickinson & Co. 2.89% 6/6/22	30,000	30,660
Bristol-Myers Squibb
2.35% 11/13/40	15,000	14,446
2.55% 11/13/50	20,000	19,124
3.25% 8/15/22	150,000	155,129
Cigna 3.75% 7/15/23	24,000	25,558
CVS Health 3.00% 8/15/26	25,000	26,965
Johnson & Johnson 2.25% 9/1/50	10,000	9,348
McKesson 0.90% 12/3/25	35,000	34,486
Merck & Co.
0.75% 2/24/26	85,000	84,512
4.00% 3/7/49	10,000	12,235
Novartis Capital 2.75% 8/14/50	12,000	12,066
Zoetis
3.00% 9/12/27	100,000	107,715
3.90% 8/20/28	35,000	39,793
4.70% 2/1/43	25,000	32,140
		821,921
Pipelines–0.39%
Cheniere Corpus Christi Holdings
3.70% 11/15/29	45,000	49,153
5.13% 6/30/27	70,000	81,395
Enbridge 3.40% 8/1/51	10,000	10,021
Energy Transfer Operating 5.00% 5/15/50	10,000	11,558
MPLX
4.50% 4/15/38	5,000	5,737
4.70% 4/15/48	10,000	11,617
4.88% 12/1/24	5,000	5,595
5.50% 2/15/49	20,000	25,887
ONEOK
2.75% 9/1/24	45,000	47,374
5.20% 7/15/48	5,000	6,127
6.35% 1/15/31	9,000	11,638
Sabine Pass Liquefaction 4.20% 3/15/28	12,000	13,552
Williams 3.50% 11/15/30	5,000	5,457
Williams Companies 5.10% 9/15/45	17,000	21,126
		306,237
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts–0.74%
American Tower
1.30% 9/15/25	25,000	$ 25,056
4.00% 6/1/25	45,000	49,577
4.40% 2/15/26	25,000	28,227
CC Holdings 3.85% 4/15/23	50,000	52,929
Crown Castle International
2.50% 7/15/31	25,000	25,178
3.20% 9/1/24	35,000	37,381
Essex Portfolio 1.70% 3/1/28	30,000	29,459
GLP Capital
4.00% 1/15/30	20,000	21,466
4.00% 1/15/31	90,000	96,973
5.38% 4/15/26	40,000	46,040
Host Hotels & Resorts 3.75% 10/15/23	30,000	31,628
Omega Healthcare Investors 4.50% 4/1/27	7,000	7,827
Public Storage
1.85% 5/1/28	55,000	55,424
3.39% 5/1/29	60,000	66,512
Weyerhaeuser 4.00% 4/15/30	10,000	11,379
		585,056
Retail–0.29%
AutoNation 4.75% 6/1/30	16,000	18,923
Costco Wholesale 1.75% 4/20/32	56,000	55,150
Genuine Parts 1.88% 11/1/30	45,000	43,460
Home Depot
3.35% 9/15/25	30,000	32,835
4.25% 4/1/46	20,000	24,862
Lowe's Companies 3.50% 4/1/51	30,000	32,156
Starbucks 3.55% 8/15/29	20,000	22,348
		229,734
Semiconductors–0.28%
Broadcom
3.75% 2/15/51	15,000	15,659
4.11% 9/15/28	73,000	82,121
Intel 2.88% 5/11/24	40,000	42,538
Micron Technology
2.50% 4/24/23	20,000	20,672
4.66% 2/15/30	55,000	63,929
		224,919
Software–0.97%
Activision Blizzard 2.50% 9/15/50	15,000	13,465
Adobe 2.15% 2/1/27	40,000	41,871
Citrix Systems 1.25% 3/1/26	40,000	39,498
Electronic Arts 1.85% 2/15/31	30,000	28,995
Intuit 1.35% 7/15/27	25,000	24,929

LVIP BlackRock Advantage Allocation Fund–24

LVIP BlackRock Advantage Allocation Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Software (continued)
Microsoft
2.53% 6/1/50	9,000	$ 8,842
2.92% 3/17/52	8,000	8,491
4.10% 2/6/37	8,000	9,852
Oracle
1.90% 9/15/21	20,000	20,039
2.50% 4/1/25	95,000	99,792
2.88% 3/25/31	95,000	98,807
3.95% 3/25/51	25,000	27,287
Roper Technologies
2.35% 9/15/24	25,000	26,219
2.80% 12/15/21	25,000	25,237
3.65% 9/15/23	40,000	42,721
3.80% 12/15/26	25,000	27,931
salesforce.com
1.50% 7/15/28	10,000	9,971
2.70% 7/15/41	10,000	10,041
ServiceNow 1.40% 9/1/30	121,000	113,525
VMware 2.95% 8/21/22	85,000	87,202
		764,715
Telecommunications–0.75%
AT&T
0.90% 3/25/24	60,000	60,131
1.70% 3/25/26	55,000	55,581
3.10% 2/1/43	15,000	14,698
3.30% 2/1/52	5,000	4,864
4.45% 4/1/24	38,000	41,494
5.25% 3/1/37	90,000	113,380
Deutsche Telekom International Finance 8.75% 6/15/30	50,000	74,922
Motorola Solutions
2.30% 11/15/30	6,000	5,892
4.60% 2/23/28	20,000	23,306
Verizon Communications
3.00% 11/20/60	20,000	18,668
3.38% 2/15/25	65,000	70,613
4.13% 8/15/46	20,000	23,619
4.50% 8/10/33	75,000	89,623
		596,791
Transportation–0.10%
Burlington Northern Santa Fe 4.70% 9/1/45	25,000	32,535
United Parcel Service 5.30% 4/1/50	30,000	43,922
		76,457
Water–0.09%
American Water Capital 2.30% 6/1/31	35,000	35,573
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Water (continued)
Essential Utilities 3.57% 5/1/29	35,000	$ 38,739
		74,312
Total Corporate Bonds (Cost $16,577,738)		17,115,422
MUNICIPAL BONDS–0.32%
Bay Area Toll Authority (Build America Bonds) Series S3 6.91% 10/1/50	15,000	26,181
Board of Regents of the University of Texas System Series B 2.44% 8/15/49	5,000	4,805
California State University Series B 2.98% 11/1/51	15,000	15,360
California State Various Purposes (Build America Bonds) 7.55% 4/1/39	35,000	59,675
District of Columbia Water & Sewer Authority 4.81% 10/1/14	5,000	7,087
New Jersey Turnpike Authority Series A 7.10% 1/1/41	25,000	40,001
New York State Dormitory Authority Series B 3.14% 7/1/43	5,000	5,170
Port Authority of New York & New Jersey Series 21 3.29% 8/1/69	15,000	15,830
San Antonio Electric & Gas Systems Revenue 2.91% 2/1/48	10,000	9,908
State of Oregon 5.89% 6/1/27	35,000	42,297
Texas Transportation Commission 2.47% 10/1/44	10,000	9,880
Texas Transportation Commission State Highway Fund 4.00% 10/1/33	10,000	12,297
University of California 3.71% 5/15/20	5,000	5,400
Total Municipal Bonds (Cost $230,120)		253,891
NON-AGENCY ASSET-BACKED SECURITIES–6.16%
Avant Loans Funding Trust
Series 2020-REV1 A 2.17% 5/15/29	150,000	150,927
Series 2021-REV1 A 1.21% 7/15/30	110,000	109,808
Carvana Auto Receivables Trust
Series 2021-N2 B 0.75% 3/10/28	34,000	33,933
Series 2021-N2 C 1.07% 3/10/28	71,000	71,176

LVIP BlackRock Advantage Allocation Fund–25

LVIP BlackRock Advantage Allocation Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Conn's Receivables Funding Series 2020-A A 1.71% 6/16/25	23,695	$ 23,712
Consumer Loan Underlying Bond CLUB Credit Trust
Series 2019-P2 A 2.47% 10/15/26	11,832	11,853
Series 2020-P1 A 2.26% 3/15/28	41,512	41,689
Consumer Loan Underlying Bond Credit Trust Series 2019-P1 A 2.94% 7/15/26	2,452	2,454
Drive Auto Receivables Trust
Series 2017-3 D 3.53% 12/15/23	42,724	43,112
Series 2018-3 D 4.30% 9/16/24	49,226	50,368
Series 2018-4 D 4.09% 1/15/26	30,000	30,753
Series 2019-1 D 4.09% 6/15/26	200,000	207,571
Series 2019-2 C 3.42% 6/16/25	177,868	180,400
Series 2019-4 C 2.51% 11/17/25	200,000	202,864
Series 2020-1 C 2.36% 3/16/26	140,000	142,538
Series 2020-2 A2A 0.85% 7/17/23	16,645	16,652
Series 2020-2 A3 0.83% 5/15/24	100,000	100,216
Series 2020-2 B 1.42% 3/17/25	60,000	60,594
Series 2020-2 C 2.28% 8/17/26	30,000	30,785
Series 2021-1 C 1.02% 6/15/27	140,000	140,601
DT Auto Owner Trust Series 2019-3A C 2.74% 4/15/25	70,000	70,905
Exeter Automobile Receivables Trust
Series 2020-1A B 2.26% 4/15/24	195,123	196,095
Series 2020-3A B 0.79% 9/16/24	90,000	90,305
Series 2020-3A D 1.73% 7/15/26	40,000	40,678
Series 2021-1A C 0.74% 1/15/26	180,000	179,890
Ford Credit Auto Owner Trust Series 2018-1 A 3.19% 7/15/31	100,000	107,881
Marlette Funding Trust
A 2.69% 9/17/29	11,288	11,324
Series 2019-1A A 3.44% 4/16/29	4,971	4,981
Series 2019-2A A 3.13% 7/16/29	16,223	16,280
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Marlette Funding Trust (continued)
Series 2020-1A A 2.24% 3/15/30	10,860	$ 10,879
Series 2020-2A A 1.02% 9/16/30	24,434	24,454
OneMain Financial Issuance Trust Series 2019-2A A 3.14% 10/14/36	140,000	150,466
Prosper Marketplace Issuance Trust Series 2019-4A A 2.48% 2/17/26	1,237	1,239
Santander Drive Auto Receivables Trust
Series 2017-2 D 3.49% 7/17/23	32,780	32,891
Series 2018-2 D 3.88% 2/15/24	200,000	203,443
Series 2018-5 D 4.19% 12/16/24	130,000	132,913
Series 2019-3 B 2.28% 9/15/23	40,451	40,517
Series 2020-2 B 0.96% 11/15/24	40,000	40,195
Series 2020-2 C 1.46% 9/15/25	60,000	60,676
Series 2020-3 B 0.69% 3/17/25	190,000	190,556
Series 2021-1 C 0.75% 2/17/26	90,000	89,952
Santander Drive Auto Receivables Trust Series 2020-4 C 1.01% 1/15/26	120,000	120,696
Santander Revolving Auto Loan Trust Series 2019-A A 2.51% 1/26/32	100,000	105,370
Toyota Auto Loan Extended Note Trust Series 2020-1A A 1.35% 5/25/33	100,000	101,661
Upstart Securitization Trust
Series 2020-1 A 2.32% 4/22/30	178,090	179,287
Series 2021-1 A 0.87% 3/20/31	123,716	123,957
Series 2021-2 A 0.91% 6/20/31	192,493	192,641
Westlake Automobile Receivables Trust
Series 2018-3A D 4.00% 10/16/23	40,000	40,673
Series 2019-2A B 2.62% 7/15/24	164,605	165,276
Series 2020-2A B 1.32% 7/15/25	110,000	110,942
Series 2020-2A C 2.01% 7/15/25	150,000	152,841
Series 2020-3A B 0.78% 11/17/25	140,000	140,817

LVIP BlackRock Advantage Allocation Fund–26

LVIP BlackRock Advantage Allocation Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Westlake Automobile Receivables Trust (continued)
Series 2020-3A C 1.24% 11/17/25	80,000	$ 80,742
Total Non-Agency Asset-Backed Securities (Cost $4,812,997)		4,863,429
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–1.87%
BANK
Series 2019-BN23 A3 2.92% 12/15/52	40,000	42,972
Series 2020-BN28 A4 1.84% 3/15/63	30,000	29,618
Series 2020-BN29 A4 2.00% 11/15/53	30,000	29,968
Barclays Commercial Mortgage Trust Series 2019-C4 A5 2.92% 8/15/52	30,000	32,200
BBCMS Mortgage Trust Series 2020-C8 A5 2.04% 10/15/53	75,000	75,260
BBCMS Trust Series 2021-C10 A5 2.49% 7/15/54	40,000	41,552
Benchmark Mortgage Trust
Series 2018-B5 A4 4.21% 7/15/51	30,000	34,767
Series 2019-B15 A5 2.93% 12/15/72	40,000	43,060
Series 2020-B19 A5 1.85% 9/15/53	30,000	29,661
Series 2020-B20 A5 2.03% 10/15/53	60,000	60,102
Series 2020-B21 A5 1.98% 12/17/53	60,000	59,857
CFCRE Commercial Mortgage Trust Series 2016-C4 AM 3.69% 5/10/58	50,000	53,876
•Citigroup Commercial Mortgage Trust Series 2017-P8 AS 3.79% 9/15/50	40,000	43,686
COMM Mortgage Trust Series 2017-COR2 A3 3.51% 9/10/50	30,000	33,065
GS Mortgage Securities Trust Series 2020-GC47 A4 2.12% 5/12/53	30,000	30,347
JPM-BB Commercial Mortgage Securities Trust
Series 2013-C17 A3 3.93% 1/15/47	27,480	28,466
Series 2015-C30 A5 3.82% 7/15/48	100,000	109,256
Series 2015-C33 A4 3.77% 12/15/48	50,000	55,146
Series 2016-C1 A5 3.58% 3/15/49	30,000	32,841
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9 A4 3.10% 5/15/46	40,000	$ 41,540
Morgan Stanley Capital I Trust
Series 2015-UBS8 A3 3.54% 12/15/48	70,000	76,160
Series 2019-L3 AS 3.49% 11/15/52	20,000	22,147
Series 2020-L4 A3 2.70% 2/15/53	50,000	52,858
UBS-Barclays Commercial Mortgage Trust Series 2013-C6 A4 3.24% 4/10/46	100,000	103,438
Wells Fargo Commercial Mortgage Trust
Series 2015-C26 AS 3.58% 2/15/48	30,000	31,814
Series 2020-C56 A5 2.45% 6/15/53	75,000	77,792
Series 2020-C58 A4 2.09% 7/15/53	40,000	40,190
WF -RBS Commercial Mortgage Trust Series 2013-C12 A4 3.20% 3/15/48	9,740	10,015
WFRBS Commercial Mortgage Trust
Series 2013-C14 A5 3.34% 6/15/46	20,000	20,921
•Series 2013-C18 A5 4.16% 12/15/46	50,000	53,874
•Series 2013-UBS1 A4 4.08% 3/15/46	49,821	53,103
•Series 2014-C23 AS 4.21% 10/15/57	30,000	32,522
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $1,484,409)		1,482,074
ΔSOVEREIGN BONDS–0.53%
INDONESIA–0.29%
Indonesia Government International Bond 4.10% 4/24/28	200,000	226,011
		226,011
MEXICO–0.11%
Mexico Government International Bond 6.05% 1/11/40	70,000	87,738
		87,738
PERU–0.03%
Peruvian Government International Bond
3.55% 3/10/51	5,000	5,176
5.63% 11/18/50	15,000	20,623
		25,799

LVIP BlackRock Advantage Allocation Fund–27

LVIP BlackRock Advantage Allocation Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
URUGUAY–0.10%
Uruguay Government International Bond
4.38% 10/27/27	50,000	$ 57,420
5.10% 6/18/50	15,000	19,626
		77,046
Total Sovereign Bonds (Cost $411,878)		416,594

	Number of Shares
MONEY MARKET FUND–0.74%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.03%)	585,370	585,370
Total Money Market Fund (Cost $585,370)		585,370
TOTAL INVESTMENTS–101.54% (Cost $71,398,226)	$80,196,218

	Principal Amount	Value (U.S. $)
TBA SALES–(0.60)%
AGENCY MORTGAGE-BACKED SECURITIES–(0.60)%
Fannie Mae S.F. 30 yr TBA	(430,000)	$ (448,216)
GNMA II S.F. 30 yr TBA	(25,000)	(26,244)
Total TBA Sales (Proceeds $475,070)		(474,460)

★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.94%)	(737,982)
NET ASSETS APPLICABLE TO 5,683,602 SHARES OUTSTANDING–100.00%	$78,983,776
NET ASSET VALUE PER SHARE–LVIP BLACKROCK ADVANTAGE ALLOCATION FUND STANDARD CLASS ($48,947,772 / 3,568,166 Shares)	$13.718
NET ASSET VALUE PER SHARE–LVIP BLACKROCK ADVANTAGE ALLOCATION FUND SERVICE CLASS ($30,036,004 / 2,115,436 Shares)	$14.198
COMPONENTS OF NET ASSETS AT JUNE 30, 2021:
Shares of beneficial interest (unlimited authorization–no par)	$64,699,873
Distributable earnings/(accumulated loss)	14,283,903
TOTAL NET ASSETS	$78,983,776

† Non-income producing.
° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
LVIP BlackRock Advantage Allocation Fund–28

LVIP BlackRock Advantage Allocation Fund
Statement of Net Assets (continued)
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
♦ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2021. Rate will reset at a future date.
Δ Securities have been classified by country of origin.

★ Includes $161,902 cash collateral held at broker for futures contracts, $27,315 expense reimbursement receivable from Lincoln Investment Advisors Corporation, $15,020 variation margin due from broker on futures contracts, $4,707,014 payable for securities purchased, $2,439 payable for fund shares redeemed, $87,131 other accrued expenses payable, $50,595 due to manager and affiliates and $9,518 foreign capital gain taxes payable as of June 30, 2021.

The following futures contracts were outstanding at June 30, 2021:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Interest Rate Contracts:
7	U.S. Treasury 10 yr Notes	$ 927,500	$ 923,826	9/21/21	$ 3,674	$ —
(4)	U.S. Treasury 10 yr Ultra Notes	(588,813)	(582,444)	9/21/21	—	(6,369)
30	U.S. Treasury 5 yr Notes	3,702,891	3,714,618	9/30/21	—	(11,727)
13	U.S. Treasury Long Bonds	2,089,750	2,041,689	9/21/21	48,061	—
(3)	U.S. Treasury Notes	(660,961)	(660,722)	9/30/21	—	(239)
4	U.S. Treasury Ultra Bonds	770,750	744,808	9/21/21	25,942	—
					77,677	(18,335)
Equity Contracts:
3	E-mini MSCI EAFE Index	345,615	352,998	9/17/21	—	(7,383)
2	E-mini MSCI Emerging Markets Index	136,480	136,700	9/17/21	—	(220)
3	E-mini S&P 500 Index	643,290	637,928	9/17/21	5,362	—
					5,362	(7,603)
Total Futures Contracts					$83,039	$(25,938)

[1]	See Note 6 in Notes to Financial Statements.
[2]	Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2021.

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:
ADR–American Depositary Receipt
EAFE–Europe Australasia Far East
GDR–Global Depository Receipt
GNMA–Government National Mortgage Association
GS–Goldman Sachs
HSBC–Hong Kong and Shanghai Banking Corporation
IT–Information Technology
JPM-BB–JPMorgan Barclays Bank
LIBOR01M–Intercontinental Exchange London Interbank Offered Rate USD 1 Month
MSCI–Morgan Stanley Capital International
PJSC–Public Joint Stock Company
RBS–Royal Bank of Scotland
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
LVIP BlackRock Advantage Allocation Fund–29

LVIP BlackRock Advantage Allocation Fund
Statement of Net Assets (continued)
Summary of Abbreviations: (continued)
S.F.–Single Family
SOFR30A–Secured Overnight Financing Rate 30 Days Average
TBA–To be announced
WF–Wells Fargo
WFRBS–Wells Fargo Royal Bank of Scotland
yr–Year
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Advantage Allocation Fund–30

LVIP BlackRock Advantage Allocation Fund
Statement of Operations
Six Months Ended June 30, 2021 (unaudited)
INVESTMENT INCOME:
Interest	$ 400,951
Dividends	373,184
Foreign taxes withheld	(24,517)
749,618
EXPENSES:
Management fees	258,132
Custodian fees	64,916
Accounting and administration expenses	47,295
Pricing fees	36,182
Distribution fees-Service Class	36,065
Professional fees	35,646
Shareholder servicing fees	11,517
Reports and statements to shareholders	1,591
Consulting fees	1,140
Trustees’ fees and expenses	893
Other	5,859
499,236
Less:
Expenses reimbursed	(173,269)
Total operating expenses	325,967
NET INVESTMENT INCOME	423,651
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	4,440,801
Foreign currencies	10,121
Futures contracts	(215,957)
Swap contracts	(65,686)
Net realized gain	4,169,279
Net change in unrealized appreciation (depreciation) of:
Investments	(568,463)
Foreign currencies	(33,304)
Futures contracts	47,336
Securities sold short	1,444
Net change in unrealized appreciation (depreciation)	(552,987)
NET REALIZED AND UNREALIZED GAIN	3,616,292
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,039,943
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Advantage Allocation Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/21 (unaudited)	Year Ended 12/31/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 423,651	$ 1,036,959
Net realized gain	4,169,279	4,270,824
Net change in unrealized appreciation (depreciation)	(552,987)	4,021,147
Net increase in net assets resulting from operations	4,039,943	9,328,930
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(4,028,042)
Service Class	—	(2,024,158)
	—	(6,052,200)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	1,982,178	4,170,246
Service Class	2,155,551	5,880,539
Reinvestment of dividends and distributions:
Standard Class	—	4,028,042
Service Class	—	2,024,158
	4,137,729	16,102,985
Cost of shares redeemed:
Standard Class	(8,370,122)	(6,486,919)
Service Class	(2,041,603)	(3,918,164)
	(10,411,725)	(10,405,083)
Increase (decrease) in net assets derived from capital share transactions	(6,273,996)	5,697,902
NET INCREASE (DECREASE) IN NET ASSETS	(2,234,053)	8,974,632
NET ASSETS:
Beginning of period	81,217,829	72,243,197
End of period	$ 78,983,776	$ 81,217,829
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Advantage Allocation Fund–31

LVIP BlackRock Advantage Allocation Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP BlackRock Advantage Allocation Fund Standard Class
	Six Months Ended 6/30/21[1] (unaudited)	Year Ended
		12/31/20	12/31/19	12/31/18	12/31/17 [2]	12/31/16
Net asset value, beginning of period	$ 13.029	$ 12.471	$ 11.521	$ 15.182	$ 14.235	$ 14.606
Income (loss) from investment operations:
Net investment income[3]	0.077	0.189	0.271	0.271	0.254	0.223
Net realized and unrealized gain (loss)	0.612	1.425	1.634	(0.928)	1.771	0.456
Total from investment operations	0.689	1.614	1.905	(0.657)	2.025	0.679
Less dividends and distributions from:
Net investment income	—	(0.220)	(0.323)	(0.290)	(0.327)	(0.275)
Net realized gain	—	(0.836)	(0.632)	(2.714)	(0.751)	(0.775)
Total dividends and distributions	—	(1.056)	(0.955)	(3.004)	(1.078)	(1.050)
Net asset value, end of period	$ 13.718	$ 13.029	$ 12.471	$ 11.521	$ 15.182	$ 14.235
Total return[4]	5.29%	13.13%	16.66%	(5.37%)	14.33%	4.65%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$48,948	$ 52,757	$ 48,950	$ 49,857	$ 70,230	$82,784
Ratio of expenses to average net assets	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.17%	1.22%	1.15%	1.11%	1.05%	0.98%
Ratio of net investment income to average net assets	1.16%	1.50%	2.17%	1.90%	1.68%	1.52%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.72%	1.01%	1.75%	1.52%	1.36%	1.27%
Portfolio turnover	134%	321%	145%	255%	566%	148%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2017, BlackRock Investment Management LLC replaced Delaware Investments Fund Advisers and Jackson Square Partners, LLC as the Fund’s sub-adviser.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Advantage Allocation Fund–32

LVIP BlackRock Advantage Allocation Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP BlackRock Advantage Allocation Fund Service Class
	Six Months Ended 6/30/21[1] (unaudited)	Year Ended
		12/31/20	12/31/19	12/31/18	12/31/17 [2]	12/31/16
Net asset value, beginning of period	$13.503	$ 12.894	$ 11.888	$ 15.575	$ 14.580	$ 14.938
Income (loss) from investment operations:
Net investment income[3]	0.062	0.163	0.247	0.238	0.222	0.190
Net realized and unrealized gain (loss)	0.633	1.471	1.685	(0.951)	1.812	0.464
Total from investment operations	0.695	1.634	1.932	(0.713)	2.034	0.654
Less dividends and distributions from:
Net investment income	—	(0.189)	(0.294)	(0.260)	(0.288)	(0.237)
Net realized gain	—	(0.836)	(0.632)	(2.714)	(0.751)	(0.775)
Total dividends and distributions	—	(1.025)	(0.926)	(2.974)	(1.039)	(1.012)
Net asset value, end of period	$ 14.198	$ 13.503	$ 12.894	$ 11.888	$ 15.575	$ 14.580
Total return[4]	5.15%	12.85%	16.38%	(5.60%)	14.04%	4.38%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$30,036	$ 28,461	$ 23,293	$ 17,247	$ 15,298	$11,863
Ratio of expenses to average net assets	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.42%	1.47%	1.40%	1.36%	1.30%	1.23%
Ratio of net investment income to average net assets	0.91%	1.25%	1.92%	1.65%	1.43%	1.27%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.47%	0.76%	1.50%	1.27%	1.11%	1.02%
Portfolio turnover	134%	321%	145%	255%	566%	148%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2017, BlackRock Investment Management LLC replaced Delaware Investments Fund Advisers and Jackson Square Partners, LLC as the Fund’s sub-adviser.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Advantage Allocation Fund–33

LVIP BlackRock Advantage Allocation Fund
Notes to Financial Statements
June 30, 2021 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 105 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP BlackRock Advantage Allocation Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek to provide total return.
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts and options on futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2021 and for all open tax years (years ended December 31, 2017-December 31, 2020), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2021, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
To Be Announced Securities (TBA)–The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund's ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally separates the portion of realized gains and losses on investments in debt securities resulting from changes in foreign
LVIP BlackRock Advantage Allocation Fund–34

LVIP BlackRock Advantage Allocation Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
exchange rates from that which is due to changes in market prices of debt securities. Gains or losses attributable to changes in foreign exchange rates are included in the Statement of Operations under “Net realized gain (loss) on foreign currencies”. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends and interest are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.
 Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2021.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.65% of the Fund's average daily net assets.   The agreement will continue at least through April 30, 2022, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.   The management fee is calculated daily and paid monthly.
LIAC has contractually agreed to reimburse the Fund to the extent that the Fund's Operating Expenses exceed 0.73% of the average daily net assets for the Standard Class and 0.98% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue through at least April 30, 2022, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.
LIAC retains the right to receive reimbursements of excess amounts waived or paid by LIAC under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LIAC and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2021, LIAC has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2022	2023	Total
LIAC	$ 200,061	$ 360,398	$ 560,459
BlackRock Investment Management LLC (“BlackRock”) is responsible for the day-to-day management of the Fund's investment portfolio. For these services, LIAC, not the Fund, pays BlackRock a fee based on the Fund’s average daily net assets.
LVIP BlackRock Advantage Allocation Fund–35

LVIP BlackRock Advantage Allocation Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2021, costs for these administrative and legal services were as follows:
Administrative	$2,404
Legal	382
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $343 for the six months ended June 30, 2021.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2021, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LIAC	$27,315
Management fees payable to LIAC	42,309
Distribution fees payable to LFD	6,114
Printing and mailing fees payable to Lincoln Life	284
Shareholder servicing fees payable to Lincoln Life	1,888
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2021, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases other than U.S. government securities	$56,702,854
Purchases of U.S. government securities	48,098,148
Sales other than U.S. government securities	61,527,609
Sales of U.S. government securities	47,701,746
At June 30, 2021, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2021, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$71,177,899
Aggregate unrealized appreciation of investments and derivatives	$ 9,486,320
Aggregate unrealized depreciation of investments and derivatives	(632,347)
Net unrealized appreciation of investments and derivatives	$ 8,853,973
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2021.
LVIP BlackRock Advantage Allocation Fund–36

LVIP BlackRock Advantage Allocation Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
U.S. Markets
Aerospace & Defense	$ 386,909	$ —	$—	$ 386,909
Air Freight & Logistics	371,249	—	—	371,249
Airlines	68,834	—	—	68,834
Auto Components	59,535	—	—	59,535
Automobiles	375,897	—	—	375,897
Banks	423,379	—	—	423,379
Beverages	138,040	—	—	138,040
Biotechnology	522,574	—	—	522,574
Building Products	263,049	—	—	263,049
Capital Markets	572,609	—	—	572,609
Chemicals	183,434	—	—	183,434
Commercial Services & Supplies	341,441	—	—	341,441
Communications Equipment	27,916	—	—	27,916
Construction & Engineering	14,748	—	—	14,748
Consumer Finance	412,125	—	—	412,125
Containers & Packaging	39,980	—	—	39,980
Distributors	11,129	—	—	11,129
Diversified Consumer Services	91,917	—	—	91,917
Diversified Financial Services	192,779	—	—	192,779
Diversified Telecommunication Services	279,156	—	—	279,156
Electric Utilities	405,501	—	—	405,501
Electrical Equipment	110,690	—	—	110,690
Electronic Equipment, Instruments & Components	116,835	—	—	116,835
Entertainment	385,562	—	—	385,562
Equity Real Estate Investment Trusts	523,727	—	—	523,727
Food & Staples Retailing	188,107	—	—	188,107
Food Products	169,523	—	—	169,523
Gas Utilities	11,391	—	—	11,391
Health Care Equipment & Supplies	1,190,040	—	—	1,190,040
Health Care Providers & Services	1,090,409	—	—	1,090,409
Health Care Technology	13,636	—	—	13,636
Hotels, Restaurants & Leisure	155,846	—	—	155,846
LVIP BlackRock Advantage Allocation Fund–37

LVIP BlackRock Advantage Allocation Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
	Level 1	Level 2	Level 3	Total
Common Stock (continued)
U.S. Markets (continued)
Household Durables	$ 228,681	$ —	$—	$ 228,681
Household Products	262,636	—	—	262,636
Insurance	1,103,796	—	—	1,103,796
Interactive Media & Services	1,582,579	—	—	1,582,579
Internet & Direct Marketing Retail	899,971	—	—	899,971
IT Services	1,953,621	—	—	1,953,621
Leisure Products	90,913	—	—	90,913
Life Sciences Tools & Services	125,235	—	—	125,235
Machinery	555,353	—	—	555,353
Marine	91,666	—	—	91,666
Media	265,605	—	—	265,605
Metals & Mining	259,745	—	—	259,745
Mortgage Real Estate Investment Trusts (REITs)	19,899	—	—	19,899
Multiline Retail	40,774	—	—	40,774
Multi-Utilities	58,156	—	—	58,156
Oil, Gas & Consumable Fuels	710,373	—	—	710,373
Personal Products	63,371	—	—	63,371
Pharmaceuticals	1,089,984	—	—	1,089,984
Professional Services	10,767	—	—	10,767
Real Estate Management & Development	115,446	—	—	115,446
Road & Rail	166,041	—	—	166,041
Semiconductors & Semiconductor Equipment	1,136,419	—	—	1,136,419
Software	2,045,855	—	—	2,045,855
Specialty Retail	846,784	—	—	846,784
Technology Hardware, Storage & Peripherals	1,651,477	—	—	1,651,477
Textiles, Apparel & Luxury Goods	392,034	—	—	392,034
Thrifts & Mortgage Finance	86,666	—	—	86,666
Trading Companies & Distributors	29,328	—	—	29,328
Developed Markets
Aerospace & Defense	46,147	—	—	46,147
Air Freight & Logistics	139,225	—	—	139,225
Airlines	10,740	—	—	10,740
Auto Components	392,597	—	—	392,597
Automobiles	583,270	—	—	583,270
Banks	1,512,068	—	—	1,512,068
Beverages	347,306	—	—	347,306
Biotechnology	57,533	—	—	57,533
Building Products	31,257	—	—	31,257
Capital Markets	63,680	—	—	63,680
Chemicals	602,184	—	—	602,184
Commercial Services & Supplies	54,796	—	—	54,796
Communications Equipment	156,902	—	—	156,902
Distributors	27,004	—	—	27,004
Diversified Consumer Services	14,922	—	—	14,922
Electric Utilities	29,036	—	—	29,036
Electrical Equipment	158,612	—	—	158,612
Electronic Equipment, Instruments & Components	298,529	—	—	298,529
Energy Equipment & Services	5,662	—	—	5,662
Entertainment	29,451	—	—	29,451
Equity Real Estate Investment Trusts	127,976	—	—	127,976
Food & Staples Retailing	164,643	—	—	164,643
Food Products	119,743	—	—	119,743
Gas Utilities	3,245	—	—	3,245
Health Care Equipment & Supplies	8,183	—	—	8,183
Hotels, Restaurants & Leisure	161,192	—	—	161,192
Household Durables	38,400	—	—	38,400
Industrial Conglomerates	166,770	—	—	166,770
LVIP BlackRock Advantage Allocation Fund–38

LVIP BlackRock Advantage Allocation Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
	Level 1	Level 2	Level 3	Total
Common Stock (continued)
Developed Markets (continued)
Insurance	$ 356,594	$ —	$—	$ 356,594
Interactive Media & Services	84,131	—	—	84,131
Internet & Direct Marketing Retail	485,703	—	—	485,703
IT Services	315,424	—	—	315,424
Life Sciences Tools & Services	64,447	—	—	64,447
Machinery	412,873	—	—	412,873
Marine	201,744	—	—	201,744
Media	54,444	—	—	54,444
Metals & Mining	211,598	—	—	211,598
Multi-Utilities	29,126	—	—	29,126
Oil, Gas & Consumable Fuels	327,605	—	—	327,605
Personal Products	400,405	—	—	400,405
Pharmaceuticals	304,370	—	—	304,370
Professional Services	595,426	—	—	595,426
Real Estate Management & Development	30,349	—	—	30,349
Semiconductors & Semiconductor Equipment	133,265	—	—	133,265
Software	398,929	—	—	398,929
Specialty Retail	348,242	—	—	348,242
Technology Hardware, Storage & Peripherals	41,634	—	—	41,634
Textiles, Apparel & Luxury Goods	439,389	—	—	439,389
Tobacco	113,259	—	—	113,259
Trading Companies & Distributors	47,481	—	—	47,481
Wireless Telecommunication Services	155,553	—	—	155,553
Emerging Markets
Airlines	82,472	—	—	82,472
Auto Components	6,060	—	—	6,060
Automobiles	31,050	—	—	31,050
Banks	483,745	—	—	483,745
Beverages	15,490	—	—	15,490
Biotechnology	715	—	—	715
Capital Markets	50,869	—	—	50,869
Construction & Engineering	5,362	—	—	5,362
Construction Materials	7,960	—	—	7,960
Consumer Finance	2,884	—	—	2,884
Diversified Consumer Services	17,069	—	—	17,069
Diversified Financial Services	6,013	—	—	6,013
Electric Utilities	50,087	—	—	50,087
Electronic Equipment, Instruments & Components	104,020	—	—	104,020
Entertainment	67,998	—	—	67,998
Food & Staples Retailing	10,637	—	—	10,637
Food Products	83,563	—	—	83,563
Health Care Equipment & Supplies	4,821	—	—	4,821
Health Care Providers & Services	29,922	—	—	29,922
Independent Power and Renewable Electricity Producers	29,655	—	—	29,655
Insurance	127,311	—	—	127,311
Interactive Media & Services	682,565	—	—	682,565
Internet & Direct Marketing Retail	349,960	—	—	349,960
IT Services	235,045	—	—	235,045
Life Sciences Tools & Services	16,430	—	—	16,430
Machinery	46,346	—	—	46,346
Marine	41,155	—	—	41,155
Media	14,181	—	—	14,181
Metals & Mining	20,727	—	—	20,727
Oil, Gas & Consumable Fuels	246,143	—	—	246,143
Real Estate Management & Development	228,961	—	—	228,961
Semiconductors & Semiconductor Equipment	711,494	—	—	711,494
LVIP BlackRock Advantage Allocation Fund–39

LVIP BlackRock Advantage Allocation Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
	Level 1	Level 2	Level 3	Total
Common Stock (continued)
Emerging Markets (continued)
Specialty Retail	$ 12,480	$ —	$—	$ 12,480
Technology Hardware, Storage & Peripherals	129,762	—	—	129,762
Textiles, Apparel & Luxury Goods	47,087	—	—	47,087
Thrifts & Mortgage Finance	85,250	—	—	85,250
Transportation Infrastructure	19,579	—	—	19,579
Wireless Telecommunication Services	39,186	—	—	39,186
Preferred Stocks	178,549	—	—	178,549
Agency Collateralized Mortgage Obligations	—	3,418,231	—	3,418,231
Agency Commercial Mortgage-Backed Securities	—	837,466	—	837,466
Agency Mortgage-Backed Securities	—	10,976,932	—	10,976,932
Corporate Bonds	—	17,115,422	—	17,115,422
Municipal Bonds	—	253,891	—	253,891
Non-Agency Asset-Backed Securities	—	4,863,429	—	4,863,429
Non-Agency Commercial Mortgage-Backed Securities	—	1,482,074	—	1,482,074
Sovereign Bonds	—	416,594	—	416,594
Money Market Fund	585,370	—	—	585,370
Total Investments	$40,832,179	$39,364,039	$—	$80,196,218
Liabilities:
TBA Sales	$ —	$ (474,460)	$—	(474,460)
Derivatives:

Assets:
Futures Contracts	$ 83,039	$—	$—	$ 83,039
Liabilities:
Futures Contracts	$(25,938)	$—	$—	$(25,938)
During the six months ended June 30, 2021, there were no material transfers to or from Level 3 investments.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/21	12/31/20
Shares sold:
Standard Class	147,692	332,762
Service Class	155,261	455,228
Shares reinvested:
Standard Class	—	310,854
Service Class	—	150,876
	302,953	1,249,720
Shares redeemed:
Standard Class	(628,585)	(519,708)
Service Class	(147,660)	(304,813)
	(776,245)	(824,521)
Net increase (decrease)	(473,292)	425,199
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $300,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 16, 2022.
LVIP BlackRock Advantage Allocation Fund–40

LVIP BlackRock Advantage Allocation Fund
Notes to Financial Statements (continued)
 5. Line of Credit (continued)
The Fund had no amounts outstanding as of June 30, 2021, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Foreign Currency Exchange Contracts– The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of foreign currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
During the six months ended June 30, 2021, the Fund entered into foreign currency exchange contracts and foreign cross currency exchange contracts to fix the U.S. dollar value of a security between trade date and settlement date and to facilitate or expedite the settlement of portfolio transactions.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2021, the Fund used futures contracts as a cash management tool.
Swap Contracts–The Fund enters into interest rate swap contracts in the normal course of pursuing its investment objective and strategies. The Fund may use interest rate swaps to manage the Fund’s sensitivity to interest rates or hedge against changes in interest rates.
Interest Rate Swaps–An interest rate swap contract is an exchange of interest rates between counterparties. An interest rate swap generally involves one party making payments based on a fixed interest rate in return for payments from a counterparty based on a variable or floating interest rate. The Fund may enter into either side of such a swap contract. Interest rate swaps may be used to manage the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from (paid to) the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty for trades.
During the six months ended June 30, 2021, the Fund used interest rate swap contracts to manage the Fund's sensitivity to interest rates or to hedge against changes in interest rates.   No interest rate swap contracts were outstanding at June 30, 2021.
LVIP BlackRock Advantage Allocation Fund–41

LVIP BlackRock Advantage Allocation Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
Credit Default Swaps–A CDS contract is a risk-transfer instrument through which one party (a purchaser of protection) transfers to another party (a seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the counterparty the agreed-upon value for the reference security or basket of securities. Credit events generally include, among others, bankruptcy, failure to pay and obligation default.
During the six months ended June 30, 2021, the Fund entered into CDS contracts as a purchaser of protection. Periodic payments (receipts) on CDS contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of a CDS contract. Initial margin and variation margin is posted to a central counterparty for centrally cleared CDS basket trades, as determined by an applicable central counterparty.
CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and for centrally cleared swaps, by trading these instruments through a central counterparty.
During the six months ended June 30, 2021, the Fund used CDS contracts to gain exposure to certain securities or markets.   No CDS contracts were outstanding at June 30, 2021.
Swaps Generally–The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Statement of Net Assets.
Fair values of derivative instruments as of June 30, 2021 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Liabilities net of receivables and other assets	$ 5,362	Liabilities net of receivables and other assets	$ (7,603)
Futures contracts (Interest rate contracts)	Liabilities net of receivables and other assets	77,677	Liabilities net of receivables and other assets	(18,335)
Total		$83,039		$(25,938)
LVIP BlackRock Advantage Allocation Fund–42

LVIP BlackRock Advantage Allocation Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2021 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$ 105,891	$(21,986)
Futures contracts (Interest rate contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(321,848)	69,322
Swap contracts (Credit contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	(14,662)	—
Swap contracts (Interest rate contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	(51,024)	—
Total		$(281,643)	$ 47,336
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2021.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$8,186,993	$1,345,253
In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.
At June 30, 2021, the Fund had no assets and liabilities subject to offsetting provisions.
7. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.
LVIP BlackRock Advantage Allocation Fund–43

LVIP BlackRock Advantage Allocation Fund
Notes to Financial Statements (continued)
 7. Risk Factors (continued)
The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s Financial Services LLC or Ba or lower by Moody’s Investor Services Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.
The Fund invests in fixed income securities whose values are derived from an underlying pool of mortgages or consumer loans. The values of these securities are sensitive to changes in economic conditions, including delinquencies and defaults, and may be adversely affected by changes in interest rates and shifts in the market’s perception of issuers. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (“CMOs”). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive, not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on a CMO’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities, even if the securities are rated in the highest rating categories.
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2021. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities.   Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Recent Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) - Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying this ASU.
10. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP BlackRock Advantage Allocation Fund–44

LVIP BlackRock Advantage Allocation Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 8-9, 2021, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2020 through December 31, 2020. During the period covered by the report, there was one liquidity event due to an extended Taiwanese foreign holiday in February 2020 that caused the LVIP SSGA Emerging Markets Equity Index Fund to classify its Taiwanese securities as illiquid for one day, which caused the Fund to exceed the 15% limit on illiquid securities on that day. The LVIP SSGA Emerging Markets Equity Index Fund was under the 15% limitation the following business day, and there was no impact on the Fund ability to timely meet redemptions. There were no additional liquidity events that impacted the Fund or its respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP BlackRock Advantage Allocation Fund–45

LVIP BlackRock Dividend Value Managed Volatility Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2021

LVIP BlackRock Dividend Value Managed Volatility Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP BlackRock Dividend Value Managed Volatility Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2021 to June 30, 2021
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021 to June 30, 2021.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers in effect.
Expense Analysis of an Investment of $1,000
	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Annualized Expense Ratio	Expenses Paid During Period 1/1/21 to 6/30/21*
Actual
Standard Class Shares	$1,000.00	$1,178.70	0.64%	$3.46
Service Class Shares	1,000.00	1,177.20	0.89%	4.80
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.60	0.64%	$3.21
Service Class Shares	1,000.00	1,020.40	0.89%	4.46

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP BlackRock Dividend Value Managed Volatility Fund–1

LVIP BlackRock Dividend Value Managed Volatility Fund
Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)
As of June 30, 2021
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Common Stock	90.74%
Aerospace & Defense	2.47%
Auto Components	0.47%
Automobiles	1.49%
Banks	10.58%
Beverages	1.63%
Biotechnology	0.35%
Capital Markets	5.05%
Chemicals	1.63%
Communications Equipment	2.28%
Consumer Finance	1.00%
Containers & Packaging	1.19%
Distributors	0.24%
Diversified Consumer Services	0.11%
Diversified Financial Services	0.70%
Diversified Telecommunication Services	2.63%
Electric Utilities	4.88%
Electrical Equipment	0.34%
Food & Staples Retailing	0.28%
Food Products	1.04%
Gas Utilities	0.19%
Health Care Equipment & Supplies	3.54%
Health Care Providers & Services	4.72%
Hotels, Restaurants & Leisure	0.19%
Household Durables	1.39%
Household Products	0.25%
Industrial Conglomerates	2.01%
Insurance	6.26%
IT Services	3.11%
Machinery	0.46%
Media	3.01%
Metals & Mining	0.31%
Multiline Retail	0.58%
Multi-Utilities	4.12%
Oil, Gas & Consumable Fuels	7.02%
Personal Products	1.43%
Pharmaceuticals	4.61%
Professional Services	0.39%
Road & Rail	0.61%
Semiconductors & Semiconductor Equipment	0.29%
Software	2.35%
Specialty Retail	1.65%
Technology Hardware, Storage & Peripherals	0.97%
Textiles, Apparel & Luxury Goods	0.16%
Thrifts & Mortgage Finance	0.14%
Tobacco	2.07%
Security Type/Sector	Percentage of Net Assets
Trading Companies & Distributors	0.24%
Wireless Telecommunication Services	0.31%
Preferred Stock	0.18%
Money Market Fund	8.61%
Total Investments	99.53%
Receivables and Other Assets Net of Liabilities	0.47%
Total Net Assets	100.00%
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
Wells Fargo & Co.	2.56%
Citigroup	2.44%
American International Group	1.89%
Cisco Systems	1.88%
Bank of America	1.82%
Verizon Communications	1.81%
Anthem	1.64%
Morgan Stanley	1.57%
General Motors	1.49%
Comcast Class A	1.47%
Total	18.57%

IT–Information Technology

LVIP BlackRock Dividend Value Managed Volatility Fund–2

LVIP BlackRock Dividend Value Managed Volatility Fund
Statement of Net Assets
June 30, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–90.74%
Aerospace & Defense–2.47%
BAE Systems	3,798,578	$ 27,428,870
Huntington Ingalls Industries	36,116	7,611,447
Lockheed Martin	12,269	4,641,976
Raytheon Technologies	91,131	7,774,386
		47,456,679
Auto Components–0.47%
Lear	50,924	8,925,959
		8,925,959
Automobiles–1.49%
†General Motors	484,266	28,654,019
		28,654,019
Banks–10.58%
Bank of America	846,544	34,903,009
Citigroup	660,135	46,704,551
Citizens Financial Group	107,103	4,912,815
Comerica	70,363	5,019,696
Fifth Third Bancorp	108,969	4,165,885
First Citizens BancShares Class A	4,199	3,496,675
First Horizon National	272,440	4,707,763
FNB	155,185	1,913,431
Huntington Bancshares	318,348	4,542,826
JPMorgan Chase & Co.	114,656	17,833,594
KeyCorp	231,074	4,771,678
People's United Financial	216,615	3,712,781
Regions Financial	185,089	3,735,096
Truist Financial	71,519	3,969,305
United Bankshares	62,468	2,280,082
US Bancorp	83,181	4,738,822
Valley National Bancorp	188,595	2,532,831
Wells Fargo & Co.	1,081,963	49,002,104
		202,942,944
Beverages–1.63%
Coca-Cola	317,520	17,181,007
Constellation Brands Class A	60,137	14,065,443
		31,246,450
Biotechnology–0.35%
Gilead Sciences	96,311	6,631,976
		6,631,976
Capital Markets–5.05%
Apollo Global Management	143,080	8,899,576
Blackstone Group Class A	22,353	2,171,370
Charles Schwab	268,492	19,548,903
Federated Hermes	42,420	1,438,462
Franklin Resources	130,782	4,183,716
Intercontinental Exchange	35,211	4,179,546
Invesco	145,785	3,896,833
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
Janus Henderson Group	83,589	$ 3,244,089
Lazard Class A	54,155	2,450,514
Morgan Stanley	328,280	30,099,993
Raymond James Financial	129,147	16,776,195
		96,889,197
Chemicals–1.63%
CF Industries Holdings	71,492	3,678,263
Corteva	138,648	6,149,039
DuPont de Nemours	52,030	4,027,642
Huntsman	100,172	2,656,561
LyondellBasell Industries Class A	49,681	5,110,685
PPG Industries	56,323	9,561,956
		31,184,146
Communications Equipment–2.28%
Cisco Systems	678,477	35,959,281
Motorola Solutions	35,437	7,684,513
		43,643,794
Consumer Finance–1.00%
American Express	53,091	8,772,226
Capital One Financial	67,310	10,412,184
		19,184,410
Containers & Packaging–1.19%
International Paper	100,595	6,167,479
Packaging Corp. of America	28,630	3,877,075
Sealed Air	118,940	7,047,195
Sonoco Products	49,981	3,343,729
WestRock	46,125	2,454,772
		22,890,250
Distributors–0.24%
Genuine Parts	35,786	4,525,855
		4,525,855
Diversified Consumer Services–0.11%
H&R Block	89,686	2,105,827
		2,105,827
Diversified Financial Services–0.70%
†Berkshire Hathaway Class B	9,859	2,740,013
Equitable Holdings	349,522	10,642,945
		13,382,958
Diversified Telecommunication Services–2.63%
AT&T	330,928	9,524,108
Lumen Technologies	458,927	6,236,818
Verizon Communications	617,710	34,610,291
		50,371,217
LVIP BlackRock Dividend Value Managed Volatility Fund–3

LVIP BlackRock Dividend Value Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electric Utilities–4.88%
Alliant Energy	92,111	$ 5,136,109
American Electric Power	113,388	9,591,491
Edison International	284,786	16,466,326
Entergy	61,681	6,149,596
Eversource Energy	49,118	3,941,228
Exelon	258,615	11,459,231
FirstEnergy	181,309	6,746,508
IDACORP	24,099	2,349,652
NextEra Energy	37,378	2,739,060
NRG Energy	114,643	4,620,113
OGE Energy	95,646	3,218,488
Pinnacle West Capital	52,677	4,317,934
PPL	307,161	8,591,293
Southern	64,132	3,880,627
Xcel Energy	66,845	4,403,749
		93,611,405
Electrical Equipment–0.34%
Eaton	22,309	3,305,748
Emerson Electric	34,047	3,276,683
		6,582,431
Food & Staples Retailing–0.28%
Walgreens Boots Alliance	102,770	5,406,730
		5,406,730
Food Products–1.04%
Danone	209,424	14,743,028
General Mills	84,272	5,134,693
		19,877,721
Gas Utilities–0.19%
New Jersey Resources	48,435	1,916,573
Southwest Gas Holdings	27,315	1,807,980
		3,724,553
Health Care Equipment & Supplies–3.54%
Alcon	115,303	8,072,768
Koninklijke Philips	375,645	18,614,148
Medtronic	195,343	24,247,926
Zimmer Biomet Holdings	105,772	17,010,253
		67,945,095
Health Care Providers & Services–4.72%
Anthem	82,579	31,528,662
Cigna	53,056	12,577,986
CVS Health	198,961	16,601,306
Humana	24,907	11,026,827
McKesson	35,720	6,831,093
UnitedHealth Group	29,779	11,924,703
		90,490,577
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure–0.19%
McDonald's	15,616	$ 3,607,140
		3,607,140
Household Durables–1.39%
Garmin	20,590	2,978,137
Leggett & Platt	60,891	3,154,763
Newell Brands	487,863	13,401,597
Panasonic	612,500	7,087,346
		26,621,843
Household Products–0.25%
Kimberly-Clark	35,172	4,705,310
		4,705,310
Industrial Conglomerates–2.01%
General Electric	1,691,150	22,762,879
Siemens	100,135	15,865,383
		38,628,262
Insurance–6.26%
Allstate	69,452	9,059,319
American International Group	759,962	36,174,191
Arthur J. Gallagher	105,337	14,755,607
Cincinnati Financial	32,328	3,770,091
Fidelity National Financial	334,693	14,545,758
First American Financial	33,007	2,057,986
MetLife	341,210	20,421,418
Old Republic International	132,371	3,297,362
Principal Financial Group	85,807	5,422,144
Prudential Financial	76,065	7,794,381
Unum Group	95,879	2,722,964
		120,021,221
IT Services–3.11%
Cognizant Technology Solutions Class A	250,105	17,322,272
Fidelity National Information Services	103,758	14,699,396
International Business Machines	56,934	8,345,955
Visa Class A	62,124	14,525,834
Western Union	203,268	4,669,066
		59,562,523
Machinery–0.46%
Caterpillar	11,465	2,495,128
Komatsu	252,600	6,276,631
		8,771,759
Media–3.01%
Comcast Class A	493,712	28,151,458
Fox Class A	483,103	17,937,614
Fox Class B	1,416	49,843

LVIP BlackRock Dividend Value Managed Volatility Fund–4

LVIP BlackRock Dividend Value Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Media (continued)
Interpublic Group	183,346	$ 5,956,912
Omnicom Group	70,837	5,666,252
		57,762,079
Metals & Mining–0.31%
Newmont	92,561	5,866,516
		5,866,516
Multiline Retail–0.58%
Dollar General	51,676	11,182,170
		11,182,170
Multi-Utilities–4.12%
Ameren	93,504	7,484,060
Avista	33,563	1,432,133
Black Hills	29,974	1,967,194
CenterPoint Energy	345,080	8,461,362
CMS Energy	74,955	4,428,341
Dominion Energy	67,047	4,932,648
DTE Energy	38,888	5,039,885
NiSource	495,292	12,134,654
NorthWestern	24,855	1,496,768
Public Service Enterprise Group	363,483	21,714,474
Sempra Energy	39,912	5,287,542
WEC Energy Group	51,274	4,560,822
		78,939,883
Oil, Gas & Consumable Fuels–7.02%
BP	5,557,383	24,215,712
Chevron	61,527	6,444,338
ConocoPhillips	334,662	20,380,916
Enterprise Products Partners	1,092,669	26,366,103
Equinor	374,077	7,915,001
Exxon Mobil	137,891	8,698,164
Marathon Petroleum	376,487	22,747,345
ONEOK	202,351	11,258,810
Valero Energy	83,255	6,500,550
		134,526,939
Personal Products–1.43%
Unilever ADR	469,027	27,438,080
		27,438,080
Pharmaceuticals–4.61%
AstraZeneca	229,174	27,526,533
Bayer	346,628	21,048,037
Merck & Co.	63,730	4,956,282
†Organon	6,773	204,951
Pfizer	177,462	6,949,412
Sanofi	264,452	27,707,398
		88,392,613
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Professional Services–0.39%
Leidos Holdings	73,247	$ 7,405,272
		7,405,272
Road & Rail–0.61%
Union Pacific	53,546	11,776,372
		11,776,372
Semiconductors & Semiconductor Equipment–0.29%
Intel	49,078	2,755,239
QUALCOMM	19,826	2,833,730
		5,588,969
Software–2.35%
CDK Global	143,372	7,124,155
Microsoft	49,129	13,309,046
Open Text	152,112	7,727,289
SS&C Technologies Holdings	234,530	16,900,232
		45,060,722
Specialty Retail–1.65%
Lowe's	48,754	9,456,813
Ross Stores	178,800	22,171,200
		31,628,013
Technology Hardware, Storage & Peripherals–0.97%
HP	117,677	3,552,668
Samsung Electronics GDR	5,260	9,381,210
Seagate Technology Holdings	65,003	5,715,714
		18,649,592
Textiles, Apparel & Luxury Goods–0.16%
Hanesbrands	162,519	3,034,230
		3,034,230
Thrifts & Mortgage Finance–0.14%
New York Community Bancorp	235,236	2,592,301
		2,592,301
Tobacco–2.07%
Altria Group	395,474	18,856,200
British American Tobacco	315,730	12,228,981
Philip Morris International	87,443	8,666,476
		39,751,657
Trading Companies & Distributors–0.24%
Watsco	16,092	4,612,611
		4,612,611

LVIP BlackRock Dividend Value Managed Volatility Fund–5

LVIP BlackRock Dividend Value Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Wireless Telecommunication Services–0.31%
Rogers Communications Class B	112,498	$ 5,980,654
		5,980,654
Total Common Stock (Cost $1,279,138,225)		1,739,780,924
PREFERRED STOCK–0.18%
Henkel & Co.	33,242	3,509,663
Total Preferred Stock (Cost $2,595,318)		3,509,663

	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–8.61%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 0.03%)	165,021,929	$ 165,021,929
Total Money Market Fund (Cost $165,021,929)		165,021,929

TOTAL INVESTMENTS–99.53% (Cost $1,446,755,472)	1,908,312,516
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.47%	9,024,972
NET ASSETS APPLICABLE TO 78,881,879 SHARES OUTSTANDING–100.00%	$1,917,337,488
NET ASSET VALUE PER SHARE–LVIP BLACKROCK DIVIDEND VALUE MANAGED VOLATILITY FUND STANDARD CLASS ($319,957,396 / 13,119,319 Shares)	$24.388
NET ASSET VALUE PER SHARE–LVIP BLACKROCK DIVIDEND VALUE MANAGED VOLATILITY FUND SERVICE CLASS ($1,597,380,092 / 65,762,560 Shares)	$24.290
COMPONENTS OF NET ASSETS AT JUNE 30, 2021:
Shares of beneficial interest (unlimited authorization–no par)	$1,316,774,586
Distributable earnings/(accumulated loss)	600,562,902
TOTAL NET ASSETS	$1,917,337,488

† Non-income producing.
★ Includes $5,310,728 cash collateral held at broker for futures contracts, $3,594,580 payable for securities purchased, $313,038 payable for fund shares redeemed, $102,794 other accrued expenses payable, $1,304,935 due to manager and affiliates and $50,046 variation margin due to broker on futures contracts as of June 30, 2021.
LVIP BlackRock Dividend Value Managed Volatility Fund–6

LVIP BlackRock Dividend Value Managed Volatility Fund
Statement of Net Assets (continued)
The following futures contracts were outstanding at June 30, 2021:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
42	British Pound	$ 3,623,812	$ 3,713,435	9/13/21	$ —	$ (89,623)
40	Euro	5,932,500	6,099,856	9/13/21	—	(167,356)
39	Japanese Yen	4,390,913	4,456,487	9/13/21	—	(65,574)
					—	(322,553)
Equity Contracts:
14	Dow Jones U.S. Real Estate Index	555,660	564,350	9/17/21	—	(8,690)
14	E-mini MSCI Emerging Markets Index	955,360	958,508	9/17/21	—	(3,148)
8	E-mini Russell 2000 Index	923,120	929,197	9/17/21	—	(6,078)
216	E-mini S&P 500 Index	46,316,880	45,458,146	9/17/21	858,734	—
88	E-mini S&P MidCap 400 Index	23,693,120	23,961,689	9/17/21	—	(268,569)
123	Euro STOXX 50 Index	5,914,836	5,992,853	9/17/21	—	(78,017)
37	FTSE 100 Index	3,572,766	3,612,226	9/17/21	—	(39,460)
17	Nikkei 225 Index (OSE)	4,403,979	4,452,248	9/9/21	—	(48,269)
					858,734	(452,231)
Total Futures Contracts					$858,734	$(774,784)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2021.

Summary of Abbreviations:
ADR–American Depositary Receipt
FTSE–Financial Times Stock Exchange
GDR–Global Depository Receipt
IT–Information Technology
MSCI–Morgan Stanley Capital International
OSE–Osaka Securities Exchange
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Dividend Value Managed Volatility Fund–7

LVIP BlackRock Dividend Value Managed Volatility Fund
Statement of Operations
Six Months Ended June 30, 2021 (unaudited)
INVESTMENT INCOME:
Dividends	$ 26,039,713
Foreign taxes withheld	(755,489)
25,284,224
EXPENSES:
Management fees	6,791,958
Distribution fees-Service Class	1,991,304
Shareholder servicing fees	276,245
Accounting and administration expenses	176,985
Index fees	60,958
Professional fees	30,243
Custodian fees	22,205
Trustees’ fees and expenses	20,367
Reports and statements to shareholders	17,227
Pricing fees	12,752
Consulting fees	1,972
Other	14,415
9,416,631
Less:
Management fees waived	(1,327,715)
Total operating expenses	8,088,916
NET INVESTMENT INCOME	17,195,308
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Investments	145,024,885
Foreign currencies	46,728
Futures contracts	13,536,705
Net realized gain	158,608,318
Net change in unrealized appreciation (depreciation) of:
Investments	136,767,619
Foreign currencies	(25,418)
Futures contracts	(2,006,568)
Net change in unrealized appreciation (depreciation)	134,735,633
NET REALIZED AND UNREALIZED GAIN	293,343,951
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$310,539,259
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Dividend Value Managed Volatility Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/21 (unaudited)	Year Ended 12/31/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 17,195,308	$ 33,614,210
Net realized gain (loss)	158,608,318	(25,553,050)
Net change in unrealized appreciation (depreciation)	134,735,633	21,737,942
Net increase in net assets resulting from operations	310,539,259	29,799,102
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(6,233,699)
Service Class	—	(29,713,090)
	—	(35,946,789)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	2,307,837	11,329,263
Service Class	21,468,642	163,793,221
Reinvestment of dividends and distributions:
Standard Class	—	6,233,699
Service Class	—	29,713,090
	23,776,479	211,069,273
Cost of shares redeemed:
Standard Class	(21,695,117)	(29,596,056)
Service Class	(208,701,875)	(139,102,983)
	(230,396,992)	(168,699,039)
Increase (decrease) in net assets derived from capital share transactions	(206,620,513)	42,370,234
NET INCREASE IN NET ASSETS	103,918,746	36,222,547
NET ASSETS:
Beginning of period	1,813,418,742	1,777,196,195
End of period	$1,917,337,488	$1,813,418,742
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Dividend Value Managed Volatility Fund–8

LVIP BlackRock Dividend Value Managed Volatility Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP BlackRock Dividend Value Managed Volatility Fund Standard Class
	Six Months Ended 6/30/21[1] (unaudited)	Year Ended
		12/31/20 [2]	12/31/19	12/31/18	12/31/17	12/31/16 [3]
Net asset value, beginning of period	$ 20.691	$ 20.923	$ 18.789	$ 20.918	$ 18.287	$ 16.634
Income (loss) from investment operations:
Net investment income[4]	0.232	0.425	0.442	0.451	0.372	0.355
Net realized and unrealized gain (loss)	3.465	(0.203)	2.992	(2.107)	2.633	1.636
Total from investment operations	3.697	0.222	3.434	(1.656)	3.005	1.991
Less dividends and distributions from:
Net investment income	—	(0.409)	(0.381)	(0.473)	(0.374)	(0.338)
Net realized gain	—	(0.045)	(0.919)	—	—	—
Total dividends and distributions	—	(0.454)	(1.300)	(0.473)	(0.374)	(0.338)
Net asset value, end of period	$ 24.388	$ 20.691	$ 20.923	$ 18.789	$ 20.918	$ 18.287
Total return[5]	17.87%	1.12%	18.59%	(7.91%)	16.43%	11.97%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$319,957	$288,674	$305,230	$279,810	$335,958	$318,457
Ratio of expenses to average net assets	0.64%	0.66%	0.67%	0.68%	0.66%	0.68%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.78%	0.80%	0.80%	0.81%	0.79%	0.80%
Ratio of net investment income to average net assets	2.01%	2.26%	2.20%	2.16%	1.90%	2.07%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.87%	2.12%	2.07%	2.02%	1.77%	1.95%
Portfolio turnover	23%	48%	40%	37%	29%	51%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.
[3]	Effective May 1, 2016, SSGA Funds Management, Inc. was responsible for the day-to-day management of the Fund’s volatility management overlay, replacing Lincoln Investment Advisors Corporation.
[4]	The average shares outstanding method has been applied for per share information.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Dividend Value Managed Volatility Fund–9

LVIP BlackRock Dividend Value Managed Volatility Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP BlackRock Dividend Value Managed Volatility Fund Service Class
	Six Months Ended 6/30/21[1] (unaudited)	Year Ended
		12/31/20 [2]	12/31/19	12/31/18	12/31/17	12/31/16 [3]
Net asset value, beginning of period	$ 20.634	$ 20.871	$ 18.759	$ 20.881	$ 18.258	$ 16.613
Income (loss) from investment operations:
Net investment income[4]	0.203	0.376	0.391	0.397	0.322	0.312
Net realized and unrealized gain (loss)	3.453	(0.206)	2.982	(2.097)	2.626	1.628
Total from investment operations	3.656	0.170	3.373	(1.700)	2.948	1.940
Less dividends and distributions from:
Net investment income	—	(0.362)	(0.342)	(0.422)	(0.325)	(0.295)
Net realized gain	—	(0.045)	(0.919)	—	—	—
Total dividends and distributions	—	(0.407)	(1.261)	(0.422)	(0.325)	(0.295)
Net asset value, end of period	$ 24.290	$ 20.634	$ 20.871	$ 18.759	$ 20.881	$ 18.258
Total return[5]	17.72%	0.87%	18.30%	(8.14%)	16.14%	11.68%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,597,380	$1,524,745	$1,471,966	$910,794	$968,739	$806,062
Ratio of expenses to average net assets	0.89%	0.91%	0.92%	0.93%	0.91%	0.93%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.03%	1.05%	1.05%	1.06%	1.04%	1.05%
Ratio of net investment income to average net assets	1.76%	2.01%	1.95%	1.91%	1.65%	1.82%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.62%	1.87%	1.82%	1.77%	1.52%	1.70%
Portfolio turnover	23%	48%	40%	37%	29%	51%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.
[3]	Effective May 1, 2016, SSGA Funds Management, Inc. was responsible for the day-to-day management of the Fund’s volatility management overlay, replacing Lincoln Investment Advisors Corporation.
[4]	The average shares outstanding method has been applied for per share information.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Dividend Value Managed Volatility Fund–10

LVIP BlackRock Dividend Value Managed Volatility Fund
Notes to Financial Statements
June 30, 2021 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 105 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP BlackRock Dividend Value Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek reasonable income by investing primarily in income-producing equity securities.
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2021 and for all open tax years (years ended December 31, 2017-December 31, 2020), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2021, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
LVIP BlackRock Dividend Value Managed Volatility Fund–11

LVIP BlackRock Dividend Value Managed Volatility Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.75% of the first $500 million of the Fund’s average daily net assets; and 0.70% of the Fund’s average daily net assets in excess of $500 million.   LIAC has contractually agreed to waive a portion of its advisory fee as follows: 0.115% on the first $750 million of the Fund’s average daily net assets and 0.155% of the Fund’s average daily net assets in excess of $750 million.   The agreement will continue at least through April 30, 2022, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.   The management fee, net of waivers, is calculated daily and paid monthly.
LIAC has contractually agreed to reimburse the Fund to the extent that the Fund's Operating Expenses exceed 0.675% of the average daily net assets for the Standard Class and 0.925% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue through at least April 30, 2022, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.
LIAC retains the right to receive reimbursements of excess amounts waived or paid by LIAC under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LIAC and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2021, LIAC has not recouped any previously reimbursed Fund expenses. As of June 30, 2021, no expense reimbursements were subject to recoupment.
BlackRock Investment Management LLC (“BlackRock”) is responsible for managing the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays BlackRock a fee based on the Fund’s average daily net assets.
Schroder Investment Management North America Inc. (“Sub-Adviser”) and Schroder Investment Management North America Limited (“Sub-Sub-Adviser”) are responsible for managing the Fund's volatility management overlay. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets. The Sub-Adviser pays the Sub-Sub-Adviser directly for services performed.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2021, costs for these administrative and legal services were as follows:
Administrative	$56,737
Legal	9,023
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
LVIP BlackRock Dividend Value Managed Volatility Fund–12

LVIP BlackRock Dividend Value Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $7,050 for the six months ended June 30, 2021.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2021, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LIAC	$917,971
Distribution fees payable to LFD	333,473
Printing and mailing fees payable to Lincoln Life	7,050
Shareholder servicing fees payable to Lincoln Life	46,441
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2021, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$392,684,119
Sales	577,046,767
At June 30, 2021, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2021, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes for the Fund were as follows:
Cost of investments and derivatives	$1,448,779,888
Aggregate unrealized appreciation of investments and derivatives	$ 465,538,547
Aggregate unrealized depreciation of investments and derivatives	(6,005,918)
Net unrealized appreciation of investments and derivatives	$ 459,532,629
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2021.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
LVIP BlackRock Dividend Value Managed Volatility Fund–13

LVIP BlackRock Dividend Value Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$1,739,780,924	$—	$—	$1,739,780,924
Preferred Stock	3,509,663	—	—	3,509,663
Money Market Fund	165,021,929	—	—	165,021,929
Total Investments	$1,908,312,516	$—	$—	$1,908,312,516
Derivatives:

Assets:
Futures Contract	$ 858,734	$—	$—	$ 858,734
Liabilities:
Futures Contracts	$(774,784)	$—	$—	$(774,784)
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/21	12/31/20
Shares sold:
Standard Class	100,756	620,026
Service Class	914,107	9,107,894
Shares reinvested:
Standard Class	—	308,392
Service Class	—	1,476,794
	1,014,863	11,513,106
Shares redeemed:
Standard Class	(932,832)	(1,565,349)
Service Class	(9,047,386)	(7,216,863)
	(9,980,218)	(8,782,212)
Net increase (decrease)	(8,965,355)	2,730,894
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $300,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 16, 2022.
The Fund had no amounts outstanding as of June 30, 2021, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
LVIP BlackRock Dividend Value Managed Volatility Fund–14

LVIP BlackRock Dividend Value Managed Volatility Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2021, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool and to hedge currency risks associated with the Fund's investments.
Fair values of derivative instruments as of June 30, 2021 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$858,734	Receivables and other assets net of liabilities	$(452,231)
Futures contracts (Currency contracts)	Receivables and other assets net of liabilities	—	Receivables and other assets net of liabilities	(322,553)
Total		$858,734		$(774,784)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2021 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$13,326,701	$(1,529,977)
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	210,004	(476,591)
Total		$13,536,705	$(2,006,568)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2021.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$99,434,201	$—
In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs
LVIP BlackRock Dividend Value Managed Volatility Fund–15

LVIP BlackRock Dividend Value Managed Volatility Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.
At June 30, 2021, the Fund had no assets and liabilities subject to offsetting provisions.
7. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2021. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities.   Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP BlackRock Dividend Value Managed Volatility Fund–16

LVIP BlackRock Dividend Value Managed Volatility Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 8-9, 2021, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2020 through December 31, 2020. During the period covered by the report, there was one liquidity event due to an extended Taiwanese foreign holiday in February 2020 that caused the LVIP SSGA Emerging Markets Equity Index Fund to classify its Taiwanese securities as illiquid for one day, which caused the Fund to exceed the 15% limit on illiquid securities on that day. The LVIP SSGA Emerging Markets Equity Index Fund was under the 15% limitation the following business day, and there was no impact on the Fund ability to timely meet redemptions. There were no additional liquidity events that impacted the Fund or its respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP BlackRock Dividend Value Managed Volatility Fund–17

LVIP BlackRock Global Allocation Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2021

LVIP BlackRock Global Allocation Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP BlackRock Global Allocation Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2021 to June 30, 2021
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021 to June 30, 2021.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect expense reimbursements in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/21	Ending Account Value 6/30/21	Annualized Expense Ratio	Expenses Paid During Period 1/1/21 to 6/30/21*
Actual
Standard Class Shares	$1,000.00	$1,065.30	0.77%	$3.94
Service Class Shares	1,000.00	1,064.10	1.02%	5.22
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.00	0.77%	$3.86
Service Class Shares	1,000.00	1,019.60	1.02%	5.11

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP BlackRock Global Allocation Fund–1

LVIP BlackRock Global Allocation Fund
Consolidated Security Type/Country Allocations and Top 10 Equity Holdings (unaudited)
As of June 30, 2021
Security Type/Country	Percentage of Net Assets
Common Stock	70.90%
Argentina	0.42%
Australia	0.20%
Belgium	0.00%
Brazil	0.15%
Canada	1.00%
Cayman Islands	0.03%
Chile	0.00%
China	2.48%
Denmark	0.26%
Finland	0.20%
France	3.55%
Germany	3.73%
Greenland	0.06%
Hong Kong	0.56%
India	0.23%
Indonesia	0.03%
Ireland	0.12%
Israel	0.03%
Italy	1.71%
Japan	1.73%
Mexico	0.00%
Netherlands	2.21%
New Zealand	0.00%
Norway	0.02%
Poland	0.05%
Portugal	0.02%
Republic of Korea	0.73%
Saudi Arabia	0.00%
Singapore	0.06%
South Africa	0.01%
Spain	0.43%
Sweden	1.27%
Switzerland	0.90%
Taiwan	1.08%
Thailand	0.08%
United Arab Emirates	0.00%
United Kingdom	3.20%
United States	44.35%
Convertible Preferred Stocks	0.70%
Preferred Stocks	0.41%
Warrants	0.00%
Convertible Bonds	0.02%
Agency Commercial Mortgage-Backed Securities	0.07%
Corporate Bonds	5.10%
Loan Agreements	1.94%
Security Type/Country	Percentage of Net Assets
Municipal Bond	0.03%
Non-Agency Asset-Backed Securities	1.69%
Non-Agency Commercial Mortgage-Backed Securities	1.66%
Sovereign Bonds	5.22%
U.S. Treasury Obligation	0.56%
Exchange-Traded Funds	1.56%
Money Market Fund	8.57%
Options Purchased	0.43%
Total Investments	98.86%
Common Stocks Sold Short	(0.52)%
Options Written	(0.23)%
Receivables and Other Assets Net of Liabilities	1.90%
Total Net Assets	100.00%
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
Microsoft	2.35%
Alphabet Class C	1.70%
Apple	1.67%
Amazon.com	1.31%
Bank of America	1.14%
Johnson & Johnson	1.00%
Mastercard Class A	0.99%
UnitedHealth Group	0.99%
Taiwan Semiconductor Manufacturing	0.87%
Enbridge	0.83%
Total	12.85%
LVIP BlackRock Global Allocation Fund–2

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets
June 30, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–70.90%
Argentina–0.42%
†MercadoLibre	2,564	$ 3,994,174
		3,994,174
Australia–0.20%
†Atlassian Class A	2,387	613,125
Australia & New Zealand Banking Group	1,007	21,259
BHP Group	562	20,471
Commonwealth Bank of Australia	237	17,751
CSL	203	43,417
Fortescue Metals Group	2,985	52,249
Goodman Group	1,080	17,146
=†πQuintis Pty	1,064,776	1,038,088
Ramsay Health Care	231	10,905
Telstra	9,486	26,749
Woodside Petroleum	1,185	19,738
		1,880,898
Belgium–0.00%
Anheuser-Busch InBev	257	18,531
KBC Group	160	12,199
		30,730
Brazil–0.15%
Ambev	5,453	18,704
B3 SA - Brasil Bolsa Balcao	31,665	106,637
Banco do Brasil	7,819	50,494
BB Seguridade Participacoes	6,498	30,296
Cia Siderurgica Nacional	715	6,291
Engie Brasil Energia	5,460	42,966
Magazine Luiza	44,319	188,457
Petroleo Brasileiro ADR	4,289	52,454
Vale	38,544	879,097
WEG	2,176	14,717
		1,390,113
Canada–1.00%
Alimentation Couche-Tard Class B	390	14,331
Bank of Nova Scotia	260	16,910
Barrick Gold	692	14,313
Brookfield Asset Management Class A	1,900	96,931
†Brookfield Asset Management Reinsurance Partners	14	740
Canadian National Railway	460	48,535
Canadian Natural Resources	463	16,808
†CGI	206	18,677
Enbridge	197,948	7,925,266
George Weston	203	19,349
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Canada (continued)
Loblaw	462	$ 28,433
†Lululemon Athletica	232	84,673
Magna International	119	11,018
Manulife Financial	1,684	33,147
Nutrien	840	50,897
Restaurant Brands International	190	12,242
†Shopify Class A	652	952,604
Sun Life Financial	524	27,020
TC Energy	2,296	113,615
Thomson Reuters	331	32,878
Toronto-Dominion Bank	335	23,476
		9,541,863
Cayman Islands–0.03%
†Hedosophia European Growth	27,630	321,398
		321,398
Chile–0.00%
Sociedad Quimica y Minera de Chile Sponsored ADR	520	24,612
		24,612
China–2.48%
AAC Technologies Holdings	25,500	190,816
Agricultural Bank of China Class H	171,000	59,464
Aier Eye Hospital Group Class A	33,447	367,420
†Alibaba Group Holding	49,100	1,391,239
†Alibaba Group Holding ADR	9,356	2,121,754
Amoy Diagnostics Class A	11,350	182,824
Anhui Conch Cement Class H	2,000	10,613
Anhui Gujing Distillery Class B	700	9,692
ANTA Sports Products	42,000	988,833
Asymchem Laboratories Tianjin Class A	5,096	293,861
Autobio Diagnostics Class A	10,400	121,955
Autohome ADR	1,187	75,920
†Baidu ADR	293	59,743
Bank of China Class H	84,000	30,184
BYD Class A	28,000	1,087,682
China CITIC Bank Class H	19,000	9,005
China Feihe	10,000	21,586
China Galaxy Securities Class H	18,000	10,734
China Hongqiao Group	24,500	33,195
LVIP BlackRock Global Allocation Fund–3

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
China Life Insurance Class H	10,000	$ 19,834
China Merchants Bank Class H	23,000	196,251
China Petroleum & Chemical Class H	142,000	71,875
China Resources Power Holdings	16,000	21,844
China Tower Class H	68,000	9,371
Contemporary Amperex Technology Class A	28,764	2,380,733
†COSCO Shipping Holdings Class H	2,500	6,298
Dali Foods Group	23,500	14,013
ENN Energy Holdings	10,100	192,262
Foshan Haitian Flavouring & Food Class A	9,500	189,590
Ganfeng Lithium Class H	19,200	286,851
Glodon Class A	18,664	196,997
GoerTek Class A	5,100	33,735
Guangdong Marubi Biotechnology	11,800	95,164
Guangzhou Baiyun International Airport Class A	183,200	316,984
Haidilao International Holding	27,000	142,228
Haitong Securities Class H	12,400	10,860
Hangzhou Robam Appliances Class A	23,100	166,240
Hangzhou Tigermed Consulting Class H	6,300	147,676
Hansoh Pharmaceutical Group	164,000	718,159
Hengan International Group	3,500	23,441
Hithink RoyalFlush Information Network Class A	1,300	22,691
Huaneng Power International Class H	38,000	14,878
†Huazhu Group ADR	2,425	128,064
Hundsun Technologies Class A	12,990	187,468
Industrial & Commercial Bank of China Class H	222,000	130,381
Intco Medical Technology Class A	800	15,452
Jafron Biomedical Class A	200	2,673
†JD.com ADR	762	60,815
†Kingdee International Software Group	175,000	593,904
Lenovo Group	20,000	23,003
†Li Auto ADR	36,307	1,268,567
Luzhou Laojiao Class A	200	7,303
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
†Meituan Dianping Class B	4,200	$ 173,316
†Ming Yuan Cloud Group Holdings	37,000	183,706
NetEase ADR	3,568	411,212
†NIO ADR	1,135	60,382
PetroChina Class H	82,000	39,921
Pharmaron Beijing Class H	700	18,662
PICC Property & Casualty Class H	46,000	40,287
Ping An Insurance Group of China Class A	16,000	159,172
Ping An Insurance Group of China Class H	6,000	58,769
†Shanghai International Airport Class A	42,661	317,773
Shenzhen Inovance Technology Class A	21,999	252,830
†TAL Education Group ADR	12,672	319,715
Tencent Holdings	51,200	3,851,062
Tingyi Cayman Islands Holding	26,000	51,904
Topsports International Holdings	6,000	9,830
†Venus MedTech Hangzhou Class H	43,500	362,766
Venustech Group Class A	37,000	166,119
†Vipshop Holdings ADR	2,920	58,634
Want Want China Holdings	218,000	154,425
Wuhan Raycus Fiber Laser Technologies Class A	19,317	340,991
Wuhu Sanqi Interactive Entertainment Network Technology Group Class A	7,800	28,996
WuXi AppTec Class A	9,789	237,231
†Wuxi Biologics Cayman	40,984	751,133
Yifeng Pharmacy Chain Class A	19,760	171,531
†Yihai International Holding	37,000	248,516
Yonyou Network Technology Class A	20,130	103,618
Yum China Holdings	5,763	381,799
ZTO Express Cayman ADR	414	12,565
		23,728,990
Denmark–0.26%
AP Moller - Maersk Class A	37	102,777
AP Moller - Maersk Class B	44	126,466
Carlsberg Class B	112	20,878
DSV Panalpina	5,215	1,216,175
†Genmab	1,105	452,132
Orsted	69	9,682

LVIP BlackRock Global Allocation Fund–4

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Denmark (continued)
Pandora	4,486	$ 603,021
		2,531,131
Finland–0.20%
Neste	31,121	1,905,605
		1,905,605
France–3.55%
†Alstom	98,528	4,975,772
Arkema	21,546	2,702,997
AXA	1,987	50,385
BNP Paribas	19,009	1,191,686
Cie de Saint-Gobain	28,281	1,862,489
Cie Generale des Etablissements Michelin	352	56,138
Creditricole	1,754	24,571
Danone	53,523	3,767,911
Electricite de France	815	11,133
EssilorLuxottica	14,857	2,741,861
Faurecia	3	147
Kering	931	813,599
LVMH Moet Hennessy Louis Vuitton	4,502	3,530,183
Orange	3,791	43,221
Pernod Ricard	505	112,096
Safran	41,663	5,776,071
Sanofi	51,482	5,393,917
Sartorius Stedim Biotech	42	19,866
Schneider Electric	904	142,222
Societe Generale	23,895	704,371
Total	606	27,417
†Worldline	118	11,045
		33,959,098
Germany–3.73%
Adidas	13,097	4,874,795
Allianz	25,643	6,394,422
†Auto1 Group SE	33,328	1,464,167
BASF	431	33,955
Bayerische Motoren Werke	194	20,544
†Continental	309	45,426
Daimler	55,632	4,967,213
†Deutsche Bank	1,199	15,619
Deutsche Boerse	593	103,504
Deutsche Post	502	34,143
Deutsche Telekom	228,189	4,819,484
Evonik Industries	367	12,306
Fresenius & Co.	688	35,891
Fresenius Medical Care & Co.	619	51,408
Infineon Technologies	26,265	1,053,281
†Puma	19,618	2,338,999
SAP	109	15,360
Siemens	41,334	6,548,956
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Germany (continued)
†Vantage Towers	88,109	$ 2,837,548
		35,667,021
Greenland–0.06%
Ferguson	4,409	612,946
		612,946
Hong Kong–0.56%
AIA Group	327,400	4,069,150
=Brilliance China Automotive Holdings	8,000	5,641
China Construction Bank Class H	106,000	83,415
China National Building Material Class H	102,000	119,810
China Resources Cement Holdings	32,000	30,416
CLP Holdings	18,000	178,046
†Dongfeng Motor Group Class H	28,000	25,172
Guangzhou Automobile Group Class H	18,000	16,159
Hang Lung Properties	115,000	279,343
Hysan Development	26,000	103,641
Jardine Matheson Holdings	4,100	262,072
Nine Dragons Paper Holdings	18,000	23,090
†SJM Holdings	104,000	113,586
Sun Art Retail Group	28,500	21,216
		5,330,757
India–0.23%
HCL Technologies	7,746	102,491
Housing Development Finance	130	4,329
Indian Oil	23,332	33,870
†InterGlobe Aviation	5,484	126,675
Petronet LNG	26,051	79,138
Reliance Industries	69,256	1,876,560
Tata Consultancy Services	555	24,982
		2,248,045
Indonesia–0.03%
Bank Central Asia	119,500	248,272
		248,272
Ireland–0.12%
Accenture Class A	241	71,044
†Flutter Entertainment	705	128,194
Medtronic	895	111,096
Trane Technologies	4,479	824,763
		1,135,097

LVIP BlackRock Global Allocation Fund–5

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Israel–0.03%
†ION Acquisition	14,180	$ 143,076
†SimilarWeb	6,707	132,128
		275,204
Italy–1.71%
Assicurazioni Generali	40,589	813,611
†Atlantia	8,779	158,956
Banca Mediolanum	17,326	168,545
Buzzi Unicem	6,012	159,470
Enel	765,123	7,105,540
Eni	1,853	22,565
Ferrari	5,452	1,124,859
†FinecoBank Banca Fineco	9,925	172,998
Intesa Sanpaolo	2,137,376	5,903,871
†Nexi SpA	8,910	195,559
Poste Italiane	12,322	162,911
Prysmian	5,112	183,241
Snam	28,822	166,606
		16,338,732
Japan–1.73%
Aisin Seiki	1,400	59,859
Asahi Kasei	1,700	18,676
Astellas Pharma	3,500	60,946
Daifuku	4,000	363,293
Dai-ichi Life Holdings	600	10,985
Daiichi Sankyo	900	19,398
Daikin Industries	200	37,247
Disco	1,800	550,070
ENEOS Holdings	6,300	26,364
Fanuc	3,300	795,927
GMO Payment Gateway	2,600	338,647
Honda Motor	900	28,759
Hoya	25,900	3,434,061
ITOCHU	400	11,522
†Japan Post Bank	2,900	24,355
Kao	2,300	141,505
KDDI	500	15,595
Keyence	2,500	1,261,758
Kirin Holdings	4,500	87,736
†Komatsu	500	12,424
Kose	7,400	1,164,337
Kubota	700	14,158
Maeda Road Construction	2,700	53,030
Marubeni	1,700	14,783
Mitsubishi	400	10,902
Mitsubishi Estate	20,600	333,119
Mitsubishi UFJ Financial Group	2,700	14,584
Mizuho Financial Group	4,600	65,732
NEC	2,400	123,570
Nexon	1,200	26,745
Nidec	200	23,178
Nintendo	100	58,166
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Nippon Telegraph & Telephone	18,600	$ 484,610
†Nissan Motor	4,400	21,835
Nomura Holdings	15,300	78,197
Obic	100	18,642
Ono Pharmaceutical	2,600	58,017
†Oracle	800	61,209
Oriental Land	5,200	740,951
Otsuka Holdings	200	8,294
Panasonic	3,300	38,185
Recruit Holdings	24,600	1,211,234
SG Holdings	300	7,866
Shin-Etsu Chemical	19,800	3,311,436
Softbank	1,700	22,242
Sony	9,000	876,142
Sumitomo Mitsui Financial Group	1,600	55,160
Sumitomo Mitsui Trust Holdings	600	19,054
Suzuki Motor	700	29,621
Takeda Pharmaceutical	1,100	36,823
Tokio Marine Holdings	300	13,794
Tokyo Electron	100	43,278
Toshiba	300	12,975
Toyota Motor	300	26,221
Z Holdings	42,600	213,508
		16,590,725
Mexico–0.00%
Grupo Bimbo Class A	13,327	29,350
		29,350
Netherlands–2.21%
†Adyen	1,125	2,748,643
Akzo Nobel	24,011	2,966,683
ASML Holding	7,446	5,115,578
Heineken Holding	570	57,416
ING Groep	485,981	6,419,448
Koninklijke Ahold Delhaize	2,911	86,534
Koninklijke Philips	586	29,038
NXP Semiconductors	17,439	3,587,551
†Prosus	292	28,554
Royal Dutch Shell Class A	2,434	48,713
Royal Dutch Shell Class B	1,501	29,048
Stellantis	545	10,698
		21,127,904
New Zealand–0.00%
†Xero	155	15,937
		15,937

LVIP BlackRock Global Allocation Fund–6

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Norway–0.02%
†LINK Mobility Group Holding	26,224	$ 95,757
Telenor	3,055	51,483
		147,240
Poland–0.05%
†InPost	22,626	454,104
KGHM Polska Miedz	235	11,565
Polski Koncern Naftowy ORLEN	1,351	27,204
		492,873
Portugal–0.02%
Jeronimo Martins	9,539	173,961
		173,961
Republic of Korea–0.73%
Amorepacific	5,582	1,249,091
†Cano Health	9,494	35,019
Hana Financial Group	780	31,896
Kakao	13,613	1,970,358
KB Financial Group	719	35,626
LG Chem	2,234	1,686,188
LG Electronics	81	11,760
Lotte Chemical	56	13,053
NCSoft	509	370,626
POSCO	731	225,892
†Samsung Biologics	53	39,580
Samsung Electronics	920	65,927
Samsung Fire & Marine Insurance	138	27,020
Samsung SDI	1,940	1,202,433
SK Holdings	191	47,913
SK Hynix	130	14,718
		7,027,100
Saudi Arabia–0.00%
Dr Sulaiman Al Habib Medical Services Group	257	11,197
		11,197
Singapore–0.06%
DBS Group Holdings	14,100	312,576
United Overseas Bank	16,000	307,221
		619,797
South Africa–0.01%
Anglo American Platinum	158	18,250
Impala Platinum Holdings	2,218	36,577
Kumba Iron Ore	920	41,271
†MTN Group	2,289	16,547
†Thungela Resources	67	184
		112,829
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Spain–0.43%
Cellnex Telecom	62,656	$ 3,991,093
Endesa	1,756	42,602
Iberdrola	2,613	31,851
		4,065,546
Sweden–1.27%
ArcelorMittal	17,666	541,492
Atlas Copco Class A	6,642	406,680
Atlas Copco Class B	274	14,407
Epiroc Class A	13,117	298,877
EQT	394	14,299
†Hennes & Mauritz Class B	1,628	38,617
Hexagon Class B	68,649	1,017,129
Sandvik	106,870	2,729,786
Svenska Handelsbanken Class A	2,045	23,074
Swedbank Class A	19,706	366,668
Telefonaktiebolaget LM Ericsson Class B	9,839	123,659
Volvo Class B	272,759	6,562,330
		12,137,018
Switzerland–0.90%
ABB	22,394	759,738
Alcon	6,697	470,285
Chubb	11,377	1,808,260
Cie Financiere Richemont Class A	3,962	479,380
Kuehne + Nagel International Class R	260	88,966
Lonza Group	745	528,042
Nestle	6,178	769,337
Novartis	759	69,169
Partners Group Holding	15	22,721
Roche Holding	43	16,199
Sika	3,466	1,133,169
Straumann Holding Class R	461	734,909
TE Connectivity	12,340	1,668,491
UBS Group	1,377	21,074
Zurich Insurance Group	99	39,718
		8,609,458
Taiwan–1.08%
ASE Technology Holding	4,000	16,079
Asustek Computer	1,000	13,333
Cathay Financial Holding	98,000	189,581
China Steel	9,000	12,791
Chunghwa Telecom	49,000	200,485
Formosa Chemicals & Fibre	44,000	133,757
Formosa Plastics	39,000	144,172
Fubon Financial Holding	105,000	278,493
Hon Hai Precision Industry	56,000	225,105

LVIP BlackRock Global Allocation Fund–7

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Taiwan (continued)
†MediaTek	2,000	$ 69,053
Nan Ya Plastics	53,000	158,263
Nanya Technology	7,000	20,023
Novatek Microelectronics	3,000	53,728
Taiwan Semiconductor Manufacturing	389,000	8,307,044
Uni-President Enterprises	74,000	194,412
United Microelectronics	11,000	20,964
=Yageo	17,000	338,627
		10,375,910
Thailand–0.08%
Intouch Holdings F	98,500	198,998
†Sea ADR	1,746	479,452
Thai Beverage	127,600	64,051
		742,501
United Arab Emirates–0.00%
=†NMC Health	41,894	0
		0
United Kingdom–3.20%
†Alphawave IP Group	93,371	464,976
Anglo American	17,897	711,143
AstraZeneca	46,831	5,624,962
†Auto Trader Group	44,380	388,850
Barclays	11,706	27,709
Berkeley Group Holdings	9,135	580,645
BHP Group	27,757	817,840
BP	4,603	20,057
BP ADR	46,571	1,230,406
British American Tobacco	673	26,067
†Capri Holdings	19,389	1,108,857
†Compass Group	114,737	2,415,653
Diageo	3,602	172,449
Experian	414	15,955
†Genius Sports	15,651	293,769
GlaxoSmithKline	4,913	96,465
Legal & General Group	20,104	71,638
†Linde	208	60,133
†Lloyds Banking Group	6,837,878	4,416,331
London Stock Exchange Group	135	14,884
National Grid	2,375	30,251
Reckitt Benckiser Group	252	22,299
RELX (London Stock Exchange)	1,432	38,013
Rio Tinto	10,023	824,818
Royal Bank of Scotland Group	9,116	25,624
Spirax-Sarco Engineering	2,122	399,650
†THG Holdings	419,931	3,543,432
Unilever	92,739	5,427,133
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
Vodafone Group	1,012,424	$ 1,699,350
		30,569,359
United States–44.35%
3M	87	17,281
Abbott Laboratories	56,049	6,497,761
AbbVie	51,680	5,821,235
Activision Blizzard	157	14,984
†Adobe	228	133,526
Advance Auto Parts	4,379	898,308
†Advanced Micro Devices	447	41,987
Agilent Technologies	415	61,341
Air Products & Chemicals	16,064	4,621,292
†Airbnb Class A	5,580	854,521
†Alaska Air Group	3,409	205,597
Albemarle	10,517	1,771,694
†Align Technology	80	48,880
†Alkami Technology	101	3,603
†Alnylam Pharmaceuticals	3,034	514,324
†Alphabet Class A	147	358,943
†Alphabet Class C	6,502	16,296,093
†Altair Engineering Class A	11,322	780,878
†Amazon.com	3,629	12,484,341
American Electric Power	276	23,347
American Tower	24,553	6,632,747
American Water Works	3,516	541,921
Ameriprise Financial	49	12,195
AmerisourceBergen	168	19,234
Amgen	2,480	604,500
Anthem	9,231	3,524,396
Aon Class A	273	65,181
†Apellis Pharmaceuticals	4,552	287,686
Apple	116,834	16,001,585
Applied Materials	27,745	3,950,888
†Aptiv	18,846	2,965,041
Aramark	2,479	92,343
†Autodesk	10,274	2,998,981
†AutoZone	19	28,352
Bank of America	265,174	10,933,124
Bank of New York Mellon	1,999	102,409
Baxter International	8,365	673,382
Becton Dickinson & Co.	353	85,846
†Berkshire Hathaway Class B	3,330	925,474
†Biogen	68	23,546
†Booking Holdings	12	26,257
†Boston Scientific	158,592	6,781,394
†Bright Horizons Family Solutions	1,059	155,789
Bristol-Myers Squibb	63,849	4,266,390
Broadcom	84	40,055
Brown-Forman Class B	1,533	114,883
†Cadence Design Systems	3,032	414,838
†California Resources	16,270	490,378

LVIP BlackRock Global Allocation Fund–8

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
Capital One Financial	44,691	$ 6,913,251
Carrier Global	11,256	547,042
Cerner	1,174	91,760
CH Robinson Worldwide	4,750	444,932
Charles Schwab	79,423	5,782,789
†Charter Communications Class A	6,211	4,480,926
Cigna	732	173,535
Citigroup	3,260	230,645
†Climate Change Crisis Real Impact I Acquisition Class A	5,230	21,338
Clorox	179	32,204
CME Group	105	22,331
Cognizant Technology Solutions Class A	1,020	70,645
†Coinbase Global Class A	4,415	1,118,319
Colgate-Palmolive	4,558	370,793
Comcast Class A	134,481	7,668,107
ConocoPhillips	108,911	6,632,680
Consolidated Edison	350	25,102
Constellation Brands Class A	544	127,236
Corteva	2,552	113,181
Costco Wholesale	11,696	4,627,756
†Crowdstrike Holdings Class A	6,851	1,721,725
Crown Castle International	398	77,650
Cummins	161	39,253
Danaher	83	22,274
†Danimer Scientific	5,201	130,285
†Datadog Class A	2,748	286,012
Deere & Co.	3,356	1,183,695
†Dell Technologies Class C	26,458	2,637,069
†Delta Air Lines	3,955	171,093
Devon Energy	11,585	338,166
†DexCom	82	35,014
Diamondback Energy	1,137	106,753
†Diversey Holdings	119,873	2,146,925
†DocuSign	225	62,903
†Dollar Tree	438	43,581
Dominion Energy	216	15,891
Dow	639	40,436
DR Horton	40,299	3,641,821
†Dynatrace	9,830	574,269
Eaton	579	85,796
Ecolab	427	87,949
Edison International	546	31,570
†Edwards Lifesciences	20,851	2,159,538
Electronic Arts	812	116,790
Eli Lilly & Co.	48	11,017
Emerson Electric	1,118	107,596
EOG Resources	151	12,599
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
†EPAM Systems	532	$ 271,831
†EQT	198,872	4,426,891
Equinix	15	12,039
Estee Lauder Class A	1,163	369,927
Eversource Energy	285	22,868
†Expedia Group	2,312	378,498
Exxon Mobil	3,017	190,312
†Facebook Class A	12,866	4,473,637
FedEx	1,113	332,041
Fidelity National Information Services	108	15,300
†Fifth Wall AcquisitionI Class A	35,563	437,781
†Fiserv	556	59,431
†Ford Motor	2,545	37,819
†Fortinet	3,922	934,181
Fortive	74,216	5,175,824
Fortune Brands Home & Security	4,892	487,292
Freeport-McMoRan	142,726	5,296,562
†Frontier Communications Parent	14,357	379,025
Gilead Sciences	739	50,888
Global Payments	29,338	5,502,049
†Green Plains	10,410	349,984
HCA Healthcare	653	135,001
†✧✧Highland Transcend Partners I	29,088	291,462
†Hilton Worldwide Holdings	11,553	1,393,523
Home Depot	15,837	5,050,261
Honeywell International	159	34,877
HP	3,957	119,462
Humana	304	134,587
†IDEXX Laboratories	94	59,366
Illinois Tool Works	571	127,653
†Illumina	506	239,444
†Insulet	567	155,647
Intel	2,736	153,599
International Flavors & Fragrances	22,135	3,306,969
International Paper	1,262	77,373
Intuit	117	57,350
†Intuitive Surgical	2,480	2,280,707
†IQVIA Holdings	292	70,757
=†πJawbone Health Hub	32,637	0
Johnson & Johnson	58,259	9,597,588
Johnson Controls International	4,710	323,247
JPMorgan Chase & Co.	44,888	6,981,880
†Khosla Ventures Acquisition	28,257	279,462
KLA	178	57,709
Kroger	1,250	47,887
L Brands	6,802	490,152

LVIP BlackRock Global Allocation Fund–9

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
L3Harris Technologies	17,111	$ 3,698,543
Lam Research	132	85,892
†Las Vegas Sands	24,486	1,290,167
†Latch	11,942	41,797
†✱Liberty Media Acquisition	57,517	609,105
†Liberty Media-Liberty SiriusXM Class A	33,642	1,567,044
†Liberty Media-Liberty SiriusXM Class C	42,342	1,964,245
†Lions Gate Entertainment Class A	5,204	107,723
†Live Nation Entertainment	5,947	520,898
Lockheed Martin	60	22,701
=†πLookout	8,011	93,328
Lowe's	22,150	4,296,435
LyondellBasell Industries Class A	98	10,081
ManpowerGroup	2,636	313,447
Marathon Petroleum	230	13,897
†Marqeta Class A	14,120	396,348
†Marriott International Class A	77	10,512
Marsh & McLennan	32,592	4,585,043
Masco	12,247	721,471
†Masimo	2,197	532,663
Mastercard Class A	25,941	9,470,800
McDonald's	19,822	4,578,684
McKesson	133	25,435
†Medallia	36,685	1,238,119
Merck & Co.	514	39,974
†Micron Technology	44,198	3,755,946
Microsoft	83,019	22,489,847
†MongoDB	1,602	579,155
†Monster Beverage	7,007	640,089
Morgan Stanley	47,198	4,327,585
†Netflix	266	140,504
†Nevro	864	143,243
†New Relic	5,223	349,784
Newmont	289	18,317
NextEra Energy	97,085	7,114,389
NIKE Class B	2,585	399,357
Northern Trust	761	87,987
Northrop Grumman	182	66,144
NVIDIA	6,123	4,899,012
†Okta	3,059	748,476
Oracle	602	46,860
†O'Reilly Automotive	716	405,406
†Organon	241	7,293
Otis Worldwide	1,438	117,585
Ovintiv	3,177	99,980
†Palo Alto Networks	2,434	903,136
Parker-Hannifin	4,675	1,435,739
†PayPal Holdings	16,376	4,773,276
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
†Peloton Interactive Class A	23,566	$ 2,922,655
†Penn National Gaming	5,293	404,862
PepsiCo	4,024	596,236
Pfizer	1,801	70,527
Philip Morris International	193	19,128
†Pinterest Class A	392	30,948
†Playtika Holding	76,333	1,819,779
PNC Financial Services Group	160	30,522
PPG Industries	22,115	3,754,464
Procter & Gamble	289	38,995
Progressive	218	21,410
Prologis	867	103,633
†Proofpoint	1,788	310,683
†PTC	26,233	3,705,674
†PubMatic Class A	6,307	246,414
†PVH	7,676	825,861
QUALCOMM	3,908	558,570
Quest Diagnostics	3,692	487,233
Ralph Lauren	1,274	150,090
Raytheon Technologies	273	23,290
†Regeneron Pharmaceuticals	49	27,368
†✱Reinvent Technology Partners Z	22,938	235,803
ResMed	59	14,545
†RingCentral Class A	1,106	321,381
Robert Half International	3,499	311,306
Rockwell Automation	126	36,039
Ross Stores	500	62,000
†Rotor Acquisition Class A	21,853	26,879
†salesforce.com	28,427	6,943,863
SBA Communications	226	72,026
Schlumberger	1,169	37,420
†Seagen	1,974	311,655
Sempra Energy	36,719	4,864,533
†Sensata Technologies Holding	2,923	169,446
†ServiceNow	8,055	4,426,625
Sherwin-Williams	172	46,861
†Snap Class A	361	24,599
†Sonos	37,110	1,307,385
Southern	533	32,252
†Southwest Airlines	17,445	926,155
†Splunk	3,579	517,452
†Square Class A	88	21,454
Stanley Black & Decker	182	37,308
Starbucks	223	24,934
Starwood Property Trust	18,034	471,950
State Street	466	38,342
Stryker	1,629	423,100
Sysco	398	30,944
Target	128	30,943

LVIP BlackRock Global Allocation Fund–10

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
Thermo Fisher Scientific	9,716	$ 4,901,431
TJX	57,886	3,902,674
†T-Mobile	158	22,883
Toll Brothers	14,522	839,517
†TransDigm Group	1,561	1,010,420
Truist Financial	554	30,747
†Twilio Class A	2,202	867,940
†Uber Technologies	1,997	100,090
†Ulta Beauty	868	300,128
Union Pacific	12,516	2,752,644
United Parcel Service Class B	31,947	6,644,018
†United Rentals	936	298,593
United States Steel	15,573	373,752
UnitedHealth Group	23,640	9,466,402
US Bancorp	12,807	729,615
†Vail Resorts	245	77,547
Valero Energy	46,843	3,657,501
†VeriSign	2,603	592,677
Verisk Analytics	282	49,271
Verizon Communications	2,530	141,756
†Vertex Pharmaceuticals	135	27,220
Vertiv Holdings	166,878	4,555,769
VF	1,804	148,000
Visa Class A	288	67,340
†VMware Class A	26,512	4,241,125
Vulcan Materials	24,820	4,320,417
Walmart	19,007	2,680,367
†Walt Disney	42,623	7,491,845
WEC Energy Group	266	23,661
Wells Fargo & Co.	11,662	528,172
†Western Digital	5,865	417,412
Weyerhaeuser	14,239	490,106
Willis Towers Watson	97	22,312
†Workday Class A	2,187	522,124
†Wynn Resorts	12,238	1,496,707
†Xilinx	2,908	420,613
Zimmer Biomet Holdings	2,400	385,968
Zoetis	3,238	603,434
†Zoom Video Communications Class A	251	97,145
†Zscaler	4,218	911,341
		424,170,824
Total Common Stock (Cost $486,923,386)		678,184,215
ΔCONVERTIBLE PREFERRED STOCKS–0.70%
United States–0.70%
†2020 Cash Mandatory Exchangeable Trust	1,323	1,670,393
†Aptiv	5,228	934,871
†Becton Dickinson & Co.	19,490	1,042,910
†Boston Scientific	3,446	399,943
=†πGrand Rounds	128,303	468,306
	Number of Shares	Value (U.S. $)
ΔCONVERTIBLE PREFERRED STOCKS (continued)
United States (continued)
=†πGrand Rounds	209,114	$ 769,540
=†πLookout	93,593	1,090,358
†Wells Fargo & Co.	226	344,923
Total Convertible Preferred Stocks (Cost $4,830,248)		6,721,244
ΔPREFERRED STOCKS–0.41%
Brazil–0.02%
Itau Unibanco Holding 5.07%	34,859	208,994
		208,994
Germany–0.28%
Porsche Automobil Holding	4,549	487,400
Sartorius	28	14,575
Volkswagen 2.67%	8,699	2,178,495
		2,680,470
United States–0.11%
•Citigroup Capital XIII 6.56% (LIBOR03M + 6.37%) 10/30/40	24,284	677,524
•GMAC Capital Trust I 5.94% (LIBOR03M + 5.79%) 2/15/40	12,482	315,919
		993,443
Total Preferred Stocks (Cost $4,100,959)		3,882,907
ΔWARRANTS–0.00%
Cayman Islands–0.00%
†Hedosophia European Growth exp exercise price EUR 11.5000	9,210	10,811
		10,811
Switzerland–0.00%
†Cie Financiere Richemont exp 11/23/22 exercise price CHF 67.0000	174	117
		117
United States–0.00%
†Tortoise Acquisition exp 6/14/27 exercise price USD 11.5000	5,390	11,696
†TPG Pace Beneficial Finance exp 10/09/27 exercise price USD 11.5000	2,340	7,746
		19,442
Total Warrants (Cost $35,619)		30,370

LVIP BlackRock Global Allocation Fund–11

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
ΔCONVERTIBLE BONDS–0.02%
India–0.00%
‡REI Agro 5.50%, excercise price $5.5000 11/13/14	599,000	$ 5,756
		5,756
United States–0.02%
SM Energy 1.50%, excercise price $1.5000 7/1/21	233,000	233,000
		233,000
Total Convertible Bonds (Cost $233,006)		238,756
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.07%
United States–0.07%
•Fannie Mae-Aces 3.82% 9/25/30	83,000	97,714
Freddie Mac Multifamily Structured Pass Through Certificates
*♦•0.94% 5/25/29	2,058,336	107,781
*♦•1.13% 10/25/30	1,727,586	141,741
*♦1.36% 12/25/29	307,423	28,276
*♦•1.53% 7/25/30	279,054	30,728
*♦•1.64% 3/25/53	1,289,931	146,851
*♦•1.70% 4/25/30	549,288	65,793
*♦•1.81% 4/25/30	479,585	61,062
Total Agency Commercial Mortgage-Backed Securities (Cost $680,953)		679,946
ΔCORPORATE BONDS–5.10%
Argentina–0.01%
Genneia 8.75% 1/20/22	110,000	106,425
		106,425
Armenia–0.02%
DAE Funding 3.38% 3/20/28	200,000	204,416
		204,416
Australia–0.45%
National Australia Bank 2.99% 5/21/31	250,000	253,824
=@Quintis Australia Pty (PIK Rate 12.00%, Cash Rate 12.00%) 12.00% 10/1/28	2,006,979	2,006,979
=@Quintis Australia Pty (PIK Rate 7.50%, Cash Rate 8.00%) 7.50% 10/1/26	2,073,352	2,073,352
		4,334,155
Bahrain–0.02%
Oil and Gas Holding 7.63% 11/7/24	200,000	223,646
		223,646
Brazil–0.10%
Gol Finance 8.00% 6/30/26	200,000	202,502
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
Brazil (continued)
@Oi 10.00% 7/27/25		88,000	$ 90,640
Rumo Luxembourg 5.88% 1/18/25		200,000	209,502
Simpar Europe 5.20% 1/26/31		200,000	205,302
Suzano Austria 3.13% 1/15/32		60,000	59,422
Suzano Austria GmbH 3.75% 1/15/31		95,000	99,631
Vale Overseas 3.75% 7/8/30		90,000	95,823
			962,822
Canada–0.06%
Bombardier 7.13% 6/15/26		76,000	79,572
Brookfield Residential Properties
5.00% 6/15/29		70,000	70,525
6.25% 9/15/27		13,000	13,731
First Quantum Minerals 6.88% 10/15/27		200,000	217,940
Mattamy Group 4.63% 3/1/30		160,000	163,440
			545,208
Cayman Islands–0.02%
Sable International Finance 5.75% 9/7/27		215,000	226,223
			226,223
Chile–0.05%
Nacional del Cobre de Chile 4.25% 7/17/42		208,000	234,690
VTR Comunicaciones 4.38% 4/15/29		200,000	199,980
			434,670
Colombia–0.04%
Avianca Holdings 12.15% 11/10/21		30,949	30,949
Empresas Publicas de Medellin ESP 4.25% 7/18/29		200,000	198,000
Millicom International Cellular 5.13% 1/15/28		180,000	187,200
			416,149
Cyprus–0.02%
ASG Finance Designated Activity 7.88% 12/3/24		200,000	195,000
			195,000
Dominican Republic–0.02%
Aeropuertos Dominicanos Siglo XXI S.A. 6.75% 3/30/29		200,000	209,250
			209,250
Germany–0.18%
μDeutsche Bank 3.73% 1/14/32		200,000	203,526
Douglas GmbH 6.00% 4/8/26	EUR	590,000	698,718
@Kirk Beauty 8.25% 10/1/26	EUR	294,000	345,979

LVIP BlackRock Global Allocation Fund–12

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
Germany (continued)
KME SE 6.75% 2/1/23	EUR	426,000	$ 467,245
			1,715,468
Greece–0.07%
Ellaktor Value 6.38% 12/15/24	EUR	545,000	621,670
			621,670
Guatemala–0.02%
Energuate Trust 5.88% 5/3/27		200,000	208,250
			208,250
India–0.04%
Continuum Energy Levanter 4.50% 2/9/27		200,000	204,800
Muthoot Finance 6.13% 10/31/22		200,000	207,400
			412,200
Indonesia–0.03%
Pertamina Persero PT 3.65% 7/30/29		213,000	227,091
			227,091
Israel–0.03%
μBank Leumi Le-Israel BM 3.28% 1/29/31		200,000	204,500
Leviathan Bond 5.75% 6/30/23		57,993	60,616
			265,116
Italy–0.05%
Marcolin 6.13% 11/15/26	EUR	366,000	441,579
			441,579
Kyrgyzstan–0.02%
Oryx Funding 5.80% 2/3/31		200,000	211,024
			211,024
Luxembourg–0.16%
Garfunkelux Holdco 3
6.75% 11/1/25	EUR	190,000	234,644
7.75% 11/1/25	GBP	323,000	465,125
Herens Midco 5.25% 5/15/29	EUR	426,000	494,338
Picard Bondcoguar 5.38% 7/1/27	EUR	300,000	355,725
			1,549,832
Mexico–0.19%
Alfa 6.88% 3/25/44		200,000	263,752
μBanco Mercantil del Norte 6.75% 9/27/24		200,000	215,000
μBBVA Bancomer SA/Texas 5.13% 1/18/33		200,000	208,660
Controladora Mabe 5.60% 10/23/28		200,000	233,319
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
Mexico (continued)
Mexico City Airport Trust 5.50% 7/31/47	200,000	$ 202,760
Operadora de Servicios Mega 8.25% 2/11/25	200,000	201,000
Petroleos Mexicanos 6.50% 3/13/27	459,000	484,474
		1,808,965
Netherlands–0.07%
μBraskem Netherlands Finance 8.50% 1/23/81	200,000	233,002
Petrobras Global Finance
5.30% 1/27/25	102,000	114,877
5.60% 1/3/31	248,000	277,760
6.00% 1/27/28	57,000	65,408
		691,047
Panama–0.02%
Carnival 11.50% 4/1/23	160,000	180,064
		180,064
Peru–0.02%
Inkia Energy 5.88% 11/9/27	200,000	206,252
		206,252
Saudi Arabia–0.03%
Saudi Arabian Oil 2.25% 11/24/30	276,000	270,858
		270,858
Singapore–0.02%
Puma International Financing 5.13% 10/6/24	200,000	201,520
		201,520
South Africa–0.02%
SASOL Financing 6.50% 9/27/28	200,000	225,000
		225,000
Switzerland–0.03%
μCredit Suisse Group 3.09% 5/14/32	250,000	257,563
		257,563
Ukraine–0.02%
MHP SE 7.75% 5/10/24	200,000	216,912
		216,912
United Arab Emirates–0.04%
DP World 6.85% 7/2/37	100,000	135,300
μNBK Tier 1 Financing 3.63% 8/24/26	200,000	200,682

LVIP BlackRock Global Allocation Fund–13

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United Arab Emirates (continued)
Shelf Drilling Holdings 8.88% 11/15/24		20,000	$ 20,650
			356,632
United Kingdom–0.26%
Algeco Global Finance 6.50% 2/15/23	EUR	1,103,000	1,334,678
♦British Airways 4.25% 5/15/34		36,153	38,907
Deuce Finco 5.50% 6/15/27	GBP	511,000	706,867
Inspired Entertainment Financing 7.88% 6/1/26	GBP	263,000	372,903
			2,453,355
United States–2.97%
Acadia Healthcare
5.00% 4/15/29		26,000	27,116
5.50% 7/1/28		30,000	32,025
Affinity Gaming 6.88% 12/15/27		98,000	104,002
Air Lease 3.13% 12/1/30		180,000	182,863
AMC Networks
4.75% 8/1/25		17,000	17,454
5.00% 4/1/24		8,000	8,102
•American Express 3.40% (LIBOR03M + 3.29%) 9/15/21		348,000	348,435
AMN Healthcare 4.00% 4/15/29		32,000	32,226
Aramark Services 5.00% 2/1/28		20,000	20,944
Avantor Funding 4.63% 7/15/28		78,000	82,350
Avaya 6.13% 9/15/28		182,000	194,795
μBank of America 2.69% 4/22/32		173,000	177,981
Bausch Health Companies 4.88% 6/1/28		61,000	62,433
Blue Racer Midstream 7.63% 12/15/25		39,000	42,264
Bristow Group 6.88% 3/1/28		160,000	163,200
Broadcom 1.95% 2/15/28		47,000	46,980
Buckeye Partners
4.13% 3/1/25		222,000	230,047
4.35% 10/15/24		45,000	47,081
Caesars Entertainment
6.25% 7/1/25		482,000	510,920
8.13% 7/1/27		308,000	342,558
Caesars Resort Collection 5.75% 7/1/25		98,000	103,267
Carrier Global 3.58% 4/5/50		168,000	178,158
Cedar Fair
5.25% 7/15/29		11,000	11,330
5.38% 4/15/27		11,000	11,330
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Centene
2.45% 7/15/28	317,000	$ 321,279
4.25% 12/15/27	53,000	55,849
Centennial Resource Production 5.38% 1/15/26	10,000	9,800
CenturyLink 4.00% 2/15/27	15,000	15,300
Charter Communications Operating
2.80% 4/1/31	571,000	583,740
3.90% 6/1/52	196,000	199,568
Cheniere Energy 4.63% 10/15/28	81,000	85,455
Cheniere Energy Partners 5.63% 10/1/26	24,000	24,900
Chesapeake Energy
5.50% 2/1/26	180,000	189,900
5.88% 2/1/29	33,000	35,721
Churchill Downs 5.50% 4/1/27	13,000	13,547
μCitigroup
2.56% 5/1/32	128,000	130,298
4.41% 3/31/31	226,000	263,893
Clean Harbors 4.88% 7/15/27	11,000	11,523
^Columbus McKinnon Corporation 0.00% 5/14/28	38,000	37,952
CommScope Technologies 6.00% 6/15/25	125,000	127,656
CrownRock 5.63% 10/15/25	20,000	20,700
CSC Holdings
3.38% 2/15/31	200,000	188,982
4.13% 12/1/30	380,000	377,625
4.63% 12/1/30	609,000	597,496
Darling Ingredients 5.25% 4/15/27	11,000	11,550
DaVita
3.75% 2/15/31	544,000	522,240
4.63% 6/1/30	305,000	313,607
Elanco Animal Health 4.91% 8/27/21	11,000	11,043
Emergent BioSolutions 3.88% 8/15/28	15,000	14,693
Endeavor Energy Resources
5.50% 1/30/26	11,000	11,426
5.75% 1/30/28	18,000	19,192
Equinix 2.50% 5/15/31	78,000	79,328
Forestar Group
3.85% 5/15/26	68,000	68,615
5.00% 3/1/28	457,000	472,995
Fresh Market 9.75% 5/1/23	124,000	127,143
Frontier Communications
5.00% 5/1/28	191,000	197,462
5.88% 10/15/27	80,000	85,700
6.75% 5/1/29	306,000	325,361
‡Frontier North 6.73% 2/15/28	70,000	75,629

LVIP BlackRock Global Allocation Fund–14

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Full House Resorts 8.25% 2/15/28	31,000	$ 33,790
GCI 4.75% 10/15/28	54,000	55,269
General Motors Financial 2.70% 8/20/27	327,000	339,794
Genesis Energy 8.00% 1/15/27	45,000	47,278
μGoldman Sachs Group 2.62% 4/22/32	366,000	373,894
Great Western Petroleum 12.00% 9/1/25	44,000	43,780
Hilton Domestic Operating 3.63% 2/15/32	524,000	517,450
Hilton Worldwide Finance 4.88% 4/1/27	13,000	13,553
Hologic 3.25% 2/15/29	321,000	318,191
Howard Hughes
4.13% 2/1/29	132,000	132,003
4.38% 2/1/31	145,000	144,475
5.38% 8/1/28	247,000	262,223
iHeartCommunications
5.25% 8/15/27	14,000	14,636
6.38% 5/1/26	15,103	16,066
Iron Mountain
4.50% 2/15/31	388,000	392,850
5.25% 7/15/30	204,000	215,950
^J&J Ventures Gaming 0.00% 4/7/28	263,000	263,657
Jaguar Holding 5.00% 6/15/28	26,000	28,182
JBS USA Finance
6.50% 4/15/29	33,000	37,084
6.75% 2/15/28	21,000	23,074
Joseph T Ryerson & Son 8.50% 8/1/28	33,000	36,630
μJPMorgan Chase & Co. 3.33% 4/22/52	238,000	254,139
Lamb Weston Holdings 4.88% 11/1/26	18,000	18,607
Legends Hospitality Holding 5.00% 2/1/26	17,000	17,723
Level 3 Financing
3.63% 1/15/29	336,000	324,240
4.25% 7/1/28	655,000	664,668
Lions Gate Capital Holdings 5.50% 4/15/29	67,000	70,434
Lumen Technologies 5.38% 6/15/29	187,000	189,690
Marriott Ownership Resorts
6.13% 9/15/25	257,000	273,307
6.50% 9/15/26	17,000	17,659
Masonite International 5.38% 2/1/28	9,000	9,537
Meritor 4.50% 12/15/28	3,000	3,041
MGM Growth Properties Operating Partnership
3.88% 2/15/29	125,000	126,946
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
MGM Growth Properties Operating Partnership (continued)
5.63% 5/1/24	24,000	$ 25,991
Midwest Gaming Borrower 4.88% 5/1/29	168,000	168,210
Molina Healthcare 3.88% 11/15/30	48,000	49,980
Morgan Stanley
μ3.22% 4/22/42	81,000	85,864
•3.79% (LIBOR03M + 3.61%) 10/15/21	382,000	383,432
MPT Operating Partnership 5.00% 10/15/27	30,000	31,803
Nationstar Mortgage Holdings
5.13% 12/15/30	44,000	43,780
5.50% 8/15/28	79,000	79,642
New Albertsons 3.50% 3/15/29	424,000	419,230
New Home 7.25% 10/15/25	99,000	104,910
Nexstar Broadcasting 4.75% 11/1/28	121,000	124,327
NRG Energy
5.25% 6/15/29	13,000	13,829
5.75% 1/15/28	18,000	19,170
NuStar Logistics 5.75% 10/1/25	318,000	345,825
ONEOK Partners 4.90% 3/15/25	354,000	396,070
Oracle 3.95% 3/25/51	174,000	189,919
Outfront Media Capital 5.00% 8/15/27	12,000	12,425
Pacific Gas and Electric 4.50% 7/1/40	105,000	105,051
Park Intermediate Holdings
4.88% 5/15/29	240,000	248,268
5.88% 10/1/28	37,000	39,401
•Park River Holdings 4.00% (LIBOR03M + 3.25%) 12/28/27	219,000	217,666
Parsley Energy 5.63% 10/15/27	15,000	16,200
Party City Holdings 8.75% 2/15/26	70,000	74,725
Peninsula Pacific Entertainment 8.50% 11/15/27	91,000	97,734
PG&E
5.00% 7/1/28	308,000	311,425
5.25% 7/1/30	41,000	41,389
Pilgrim's Pride 5.88% 9/30/27	19,000	20,235
Pitney Bowes
6.88% 3/15/27	205,000	216,531
7.25% 3/15/29	200,000	212,500
Playtika Holding 4.25% 3/15/29	75,000	74,948

LVIP BlackRock Global Allocation Fund–15

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
μPrudential Financial
5.63% 6/15/43	189,000	$ 202,826
5.88% 9/15/42	285,000	301,278
Quicken Loans
3.63% 3/1/29	407,000	401,912
3.88% 3/1/31	312,000	314,337
5.25% 1/15/28	17,000	17,850
Radiate Holdco 4.50% 9/15/26	90,000	93,150
Rattler Midstream 5.63% 7/15/25	50,000	52,562
Renewable Energy Group 5.88% 6/1/28	36,000	37,755
Sabre GLBL 9.25% 4/15/25	80,000	95,106
SeaWorld Parks & Entertainment 9.50% 8/1/25	37,000	39,682
Select Medical 6.25% 8/15/26	686,000	730,604
Service Properties Trust
4.50% 6/15/23	312,000	319,800
5.00% 8/15/22	457,000	461,798
7.50% 9/15/25	42,000	47,552
Sirius XM Radio
4.13% 7/1/30	243,000	245,158
5.00% 8/1/27	33,000	34,576
5.50% 7/1/29	27,000	29,422
Six Flags Entertainment 4.88% 7/31/24	21,000	21,210
SM Energy 10.00% 1/15/25	218,000	245,978
SRS Distribution 4.63% 7/1/28	38,000	38,855
Standard Industries 5.00% 2/15/27	9,000	9,321
Summit Materials 5.25% 1/15/29	20,000	21,249
Sunoco
4.50% 5/15/29	46,000	46,805
6.00% 4/15/27	13,000	13,595
Talen Energy Supply 7.63% 6/1/28	293,000	274,163
Targa Resources Partners
4.00% 1/15/32	386,000	397,059
5.38% 2/1/27	11,000	11,454
5.88% 4/15/26	22,000	23,107
6.50% 7/15/27	18,000	19,507
6.88% 1/15/29	18,000	20,279
TEGNA 4.75% 3/15/26	76,000	80,940
Teleflex 4.63% 11/15/27	11,000	11,717
Tenet Healthcare
4.25% 6/1/29	596,000	603,450
4.63% 9/1/24	13,000	13,343
4.63% 6/15/28	28,000	28,818
4.88% 1/1/26	44,000	45,637
6.25% 2/1/27	33,000	34,444
TransDigm 6.25% 3/15/26	1,288,000	1,358,840
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Travel + Leisure 6.63% 7/31/26		72,000	$ 81,576
Union Pacific 3.55% 5/20/61		162,000	173,798
♦United Airlines Pass Through Trust
4.88% 7/15/27		20,381	21,611
5.88% 4/15/29		763,223	846,859
United Rentals North America
4.88% 1/15/28		35,000	37,117
5.50% 5/15/27		22,000	23,320
United Shore Financial Services 5.50% 11/15/25		378,000	391,430
UnitedHealth Group 3.25% 5/15/51		81,000	86,408
US Concrete 5.13% 3/1/29		26,000	28,405
•USB Capital IX 3.50% (LIBOR03M + 1.02%) 8/2/21		153,000	151,470
Verizon Communications
3.55% 3/22/51		108,000	115,384
3.70% 3/22/61		115,000	123,172
VICI Properties
3.50% 2/15/25		146,000	148,882
3.75% 2/15/27		140,000	142,397
4.13% 8/15/30		140,000	143,755
Vistra Operations
5.00% 7/31/27		28,000	28,746
5.63% 2/15/27		394,000	408,775
Weekley Homes 4.88% 9/15/28		116,000	120,060
William Carter 5.63% 3/15/27		11,000	11,574
Wyndham Hotels & Resorts 4.38% 8/15/28		31,000	32,185
Xerox Holdings 5.00% 8/15/25		76,000	80,227
XHR
4.88% 6/1/29		36,000	37,170
6.38% 8/15/25		308,000	327,635
			28,362,424
Total Corporate Bonds (Cost $47,776,876)			48,740,786
ΔLOAN AGREEMENTS–1.94%
Canada–0.11%
•Knowlton Development Corporation 5.00% (EURIBOR03M + 5.00%) 12/22/25	EUR	903,780	1,073,800
			1,073,800
France–0.13%
∞•Babilou Group 4.25% (EURIBOR03M + 4.25%) 11/30/27	EUR	1,018,000	1,207,854
			1,207,854

LVIP BlackRock Global Allocation Fund–16

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
		Principal Amount°	Value (U.S. $)
ΔLOAN AGREEMENTS (continued)
Netherlands–0.19%
•Ziggo 3.00% (EURIBOR06M + 3.00%) 1/31/29	EUR	1,558,766	$ 1,832,301
			1,832,301
United States–1.51%
•ACProducts 4.75% (LIBOR06M + 4.25%) 5/5/28		286,000	284,367
•Adient US 3.60% (LIBOR01M + 3.50%) 4/8/28		62,000	61,981
•Aimbridge Acquisition 5.50% (LIBOR01M + 4.75%) 2/2/26		356,210	355,914
•American Rock Salt Company 4.75% (LIBOR01M + 4.00%) 6/4/28		76,000	76,032
•Applied Systems 3.75% (LIBOR01M + 3.25%) 9/19/24		61,000	60,840
•Athenahealth 4.41% (LIBOR01M + 4.25%) 2/11/26		95,760	95,970
•Avantor Funding 3.25% (LIBOR01M + 2.25%) 11/8/27		67,361	67,332
•Avaya
4.07% (LIBOR01M + 4.00%) 12/15/27		110,000	110,223
4.34% (LIBOR01M + 4.25%) 12/15/27		146,840	147,238
•Bausch Health Companies 3.10% (LIBOR01M + 3.00%) 6/2/25		445,000	442,944
•Cablevision Lightpath 3.75% (LIBOR01M + 3.25%) 11/30/27		91,540	91,540
•Caesars Resort Collection 4.60% (LIBOR01M + 4.50%) 7/21/25		167,733	168,152
•City Brewing Company 4.25% (LIBOR01M + 3.50%) 4/5/28		154,000	154,578
•Conair Holdings 4.25% (LIBOR01M + 3.75%) 5/17/28		87,000	87,174
∞•DT Midstream 0.00% 6/12/28		255,000	255,227
•Dun & Bradstreet Corporation 3.35% (LIBOR01M + 3.25%) 2/6/26		151,240	150,460
•ECL Entertainment 8.25% (LIBOR01M + 7.50%) 3/31/28		233,000	237,660
•Flexera Software 4.50% (LIBOR03M + 3.75%) 3/3/28		101,490	101,635
•Foundation Building Materials Holding Company 3.75% (LIBOR03M + 3.25%) 2/3/28		90,299	89,660
	Principal Amount°	Value (U.S. $)
ΔLOAN AGREEMENTS (continued)
United States (continued)
•Frontier Communications 4.50% (LIBOR01M + 3.75%) 5/1/28	230,000	$ 230,000
•Gentiva Health Services 2.88% (LIBOR01M + 2.75%) 7/2/25	278,015	277,234
•Granite Acquisition 3.25% (LIBOR03M + 2.75%) 3/24/28	76,000	75,810
∞•Great Canadian Gaming 0.00% 11/1/26	56,000	56,070
•Herschend Entertainment Company 6.75% (LIBOR03M + 5.75%) 8/25/25	426,775	428,909
∞•Hertz Corporation
0.00% 6/14/28	221,851	221,574
0.00% 6/14/28	41,810	41,758
∞•Hilton Grand Vacations Borrower 3.75% 5/19/28	408,000	408,126
•Hilton Worldwide Finance 1.84% (LIBOR01M + 1.75%) 6/22/26	752,715	745,993
•Informatica 3.35% (LIBOR01M + 3.25%) 2/25/27	372,181	369,601
•IRB Holding Corp 4.25% (LIBOR03M + 3.25%) 12/15/27	391,717	391,474
•Itt Holdings 3.25% (LIBOR01M + 2.75%) 7/30/28	115,000	114,713
•Jazz Financing Lux 4.00% (LIBOR01M + 3.50%) 4/21/28	591,400	593,062
LBM Acquisition
•4.50% (LIBOR03M + 3.75%) 12/17/27	113,966	113,087
✠4.50% (LIBOR03M + 3.75%) 12/17/27	25,326	25,131
•Leslie's Poolmart 3.25% (LIBOR01M + 2.75%) 3/4/28	283,290	282,052
•LogMeIn 4.83% (LIBOR01M + 4.75%) 8/31/27	346,132	345,485
•McAfee 3.85% (LIBOR01M + 3.75%) 9/30/24	101,710	101,685
MetroNet Systems Holdings
✠0.00% 5/26/28	9,602	9,595
•4.50% (LIBOR01M + 3.75%) 5/26/28	86,419	86,354
•Michaels Companies 5.00% (LIBOR01M + 4.25%) 4/15/28	103,000	103,375
•Organon & Co. 3.50% (LIBOR03M + 3.00%) 6/2/28	217,000	217,137

LVIP BlackRock Global Allocation Fund–17

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
ΔLOAN AGREEMENTS (continued)
United States (continued)
•Pacific Gas & Electric Company 3.50% (LIBOR03M + 3.00%) 6/23/25	231,660	$ 228,331
•Peraton Holding 4.50% (LIBOR01M + 3.75%) 2/1/28	221,149	221,609
•Playtika Holding 2.85% (LIBOR01M + 2.75%) 3/13/28	571,567	568,647
•Project Ruby Ultimate Parent 4.00% (LIBOR01M + 3.25%) 3/3/28	405,982	404,586
∞•Proofpoint 0.00% 6/9/28	90,000	89,449
•RealPage 3.75% (LIBOR01M + 3.25%) 4/24/28	241,000	240,156
Redstone Buyer
✠0.00% 4/27/28	126,018	125,598
✠0.00% 4/27/29	88,196	86,505
•5.50% (LIBOR01M + 4.75%) 4/27/28	321,982	320,910
•8.50% (LIBOR03M + 7.75%) 4/27/29	153,804	150,856
•SCIH Salt Holdings 4.75% (LIBOR01M + 4.00%) 3/16/27	427,000	427,713
•Select Medical Corporation 2.36% (LIBOR01M + 2.25%) 3/6/25	67,699	66,980
•Shearer's Foods 4.25% (LIBOR01M + 3.50%) 9/23/27	141,799	141,843
•Signal Parent 4.25% (LIBOR01M + 3.50%) 4/3/28	220,000	215,875
•Sovos Brands Intermediate 5.00% (LIBOR03M + 4.25%) 6/8/28	63,815	64,054
•SRS Distribution 4.25% (LIBOR01M + 3.75%) 6/2/28	333,000	332,630
•Surf Holdings 3.63% (LIBOR01M + 3.50%) 3/5/27	305,389	303,214
•The Enterprise Development Authority 5.00% (LIBOR01M + 4.25%) 2/18/28	503,625	504,884
•Tory Burch 4.00% (LIBOR01M + 3.50%) 4/14/28	125,000	124,531
•Triton Water Holdings 4.00% (LIBOR03M + 3.50%) 3/31/28	215,000	214,701
•Ultimate Software Group 4.00% (LIBOR01M + 3.25%) 5/4/26	162,185	162,279
∞•Univision Communications 0.00% 5/5/28	170,000	169,221
•VS Buyer 3.10% (LIBOR01M + 3.00%) 2/28/27	176,297	175,526
	Principal Amount°	Value (U.S. $)
ΔLOAN AGREEMENTS (continued)
United States (continued)
•Western Digital Corporation 1.84% (LIBOR01M + 1.75%) 4/29/23	80,039	$ 79,925
•White Cap Buyer 4.50% (LIBOR03M + 4.00%) 10/19/27	634,810	635,604
•WOOF Holdings 4.50% (LIBOR01M + 3.75%) 12/21/27	67,699	67,643
		14,400,422
Total Loan Agreements (Cost $18,327,900)		18,514,377
ΔMUNICIPAL BOND–0.03%
United States–0.03%
Buckeye Tobacco Settlement Financing Authority (Refunding Asset Backed Senior Turbo Series B-2) 5.00% 6/1/55	280,000	327,084
Total Municipal Bond (Cost $316,260)		327,084
NON-AGENCY ASSET-BACKED SECURITIES–1.69%
Cayman Islands–0.15%
•ACRES Commercial Realty 1.27% (LIBOR01M + 1.20%) 6/15/36	222,500	222,640
•AGL CLO 1.29% (LIBOR03M + 1.16%) 7/20/34	103,000	103,046
•Arbor Realty Collateralized Loan Obligation 1.20% (LIBOR01M + 1.10%) 5/15/36	215,500	215,636
•Cedar Funding VI 1.24% (LIBOR03M + 1.05%) 4/20/34	100,000	100,090
•CIFC Funding 1.14% (LIBOR03M + 1.05%) 7/15/33	101,242	101,451
•Gracie Point International Funding 2.51% (LIBOR01M + 2.40%) 11/1/23	100,000	100,000
•Gulf Stream Meridian 1.31% (LIBOR03M + 1.20%) 7/15/34	253,087	252,175
Loanpal Solar Loan 2.75% 7/20/47	163,769	170,084
•Voya CLO 1.23% (LIBOR03M + 1.04%) 4/20/34	150,000	149,821
		1,414,943

LVIP BlackRock Global Allocation Fund–18

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
United States–1.54%
•AccessLex Institute 0.45% (LIBOR03M + 0.30%) 5/25/36	103,509	$ 102,147
BHG Securitization Trust 1.42% 11/17/33	166,069	166,000
Brex Commercial Charge Card Master Trust 2.09% 7/15/24	200,000	201,275
=GoodLeap Sustainable Home Solutions 2.10% 5/20/48	550,000	549,741
Lendmark Funding Trust
1.90% 11/20/31	400,000	403,586
2.47% 11/20/31	110,000	111,089
3.41% 11/20/31	100,000	101,212
Mariner Finance Issuance Trust 2.19% 8/21/34	220,000	223,766
Mercury Financial Credit Card Master Trust 1.54% 3/20/26	740,000	742,235
Mosaic Solar Loans
=1.64% 4/22/47	340,000	338,926
=2.09% 4/22/47	140,000	139,282
3.82% 6/22/43	77,526	82,297
Navient Private Education Refi Loan Trust
•0.11% (1.99% minus PRIME) 4/15/60	670,000	670,001
2.61% 4/15/60	110,000	110,119
3.42% 1/15/43	60,298	61,810
3.48% 4/15/60	260,000	262,477
4.00% 4/15/60	100,000	97,632
Nelnet Student Loan Trust
1.42% 4/20/62	800,000	799,849
2.68% 4/20/62	810,000	809,544
3.57% 4/20/62	220,000	219,921
4.75% 4/20/62	100,000	99,970
Nelnet Student Loan Trust 2021-A
•0.90% (LIBOR01M + 0.80%) 4/20/62	1,080,000	1,081,704
•1.13% (LIBOR01M + 1.03%) 4/20/62	450,000	451,002
2.85% 4/20/62	934,000	952,426
3.75% 4/20/62	500,000	503,891
4.93% 4/20/62	210,000	211,505
Oportun Issuance Trust
1.47% 5/8/31	260,000	260,649
1.96% 5/8/31	100,000	100,312
=Pagaya AI Debt Selection Trust 3.00% 1/25/29	570,000	578,550
Progress Residential 3.44% 5/17/26	100,000	101,058
•SLM Private Credit Student Loan Trust
0.36% (LIBOR03M + 0.24%) 12/16/41	229,994	224,244
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
United States (continued)
•SLM Private Credit Student Loan Trust (continued)
0.41% (LIBOR03M + 0.29%) 6/15/39	275,592	$ 267,665
0.45% (LIBOR03M + 0.33%) 6/15/39	564,467	549,355
•SLM Private Education Loan Trust 4.82% (LIBOR01M + 4.75%) 10/15/41	621,000	692,495
SMB Private Education Loan Trust
•0.89% (LIBOR01M + 0.80%) 1/15/53	500,000	500,000
2.30% 1/15/53	100,000	99,687
2.31% 1/15/53	210,000	212,949
2.76% 7/15/53	140,000	140,989
2.99% 1/15/53	520,000	524,232
3.00% 1/15/53	100,000	100,222
3.44% 7/15/36	220,365	231,022
3.86% 1/15/53	280,000	278,620
3.86% 1/15/53	150,000	149,856
Sofi Professional Loan Program
3.34% 8/25/47	63,465	65,069
3.69% 6/15/48	106,489	110,516
Upstart Pass Through Trust 2.00% 7/20/27	100,000	99,962
		14,780,859
Total Non-Agency Asset-Backed Securities (Cost $16,032,808)		16,195,802
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–1.66%
United States–1.66%
•1211 Avenue of the Americas Trust 4.28% 8/10/35	170,000	180,058
•Alen Mortgage Trust 3.17% (LIBOR01M + 3.10%) 4/15/34	185,000	185,058
•AOA Mortgage Trust 3.11% 12/13/29	112,496	112,753
Arbor Multifamily Mortgage Securities Trust 1.75% 5/15/53	101,848	84,486
Bank
3.54% 11/15/54	84,029	93,458
•4.06% 11/15/50	59,811	65,671
•Bayview Commercial Asset Trust
0.43% (LIBOR01M + 0.34%) 10/25/36	20,679	19,361
1.14% (LIBOR01M + 1.05%) 11/25/35	15,702	14,795
•BBCMS Mortgage Trust
1.19% (LIBOR01M + 1.12%) 3/15/37	188,000	183,771
2.57% (LIBOR01M + 2.50%) 8/15/36	101,000	100,748

LVIP BlackRock Global Allocation Fund–19

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
•Beast Mortgage Trust
1.17% (LIBOR01M + 1.10%) 4/15/36	170,000	$ 170,208
1.42% (LIBOR01M + 1.35%) 4/15/36	207,000	207,253
1.67% (LIBOR01M + 1.60%) 4/15/36	199,000	199,243
2.17% (LIBOR01M + 2.10%) 4/15/36	170,000	170,208
2.97% (LIBOR01M + 2.90%) 4/15/36	161,000	161,296
3.87% (LIBOR01M + 3.80%) 4/15/36	180,000	180,330
4.98% (LIBOR01M + 4.90%) 4/15/36	132,000	132,242
Benchmark Mortgage Trust
*•1.23% 4/15/54	1,029,414	90,649
*•1.39% 2/15/54	2,148,951	207,757
2.58% 4/15/54	180,000	188,451
•BHMS
1.32% (LIBOR01M + 1.25%) 7/15/35	204,134	204,262
1.97% (LIBOR01M + 1.90%) 7/15/35	100,600	100,600
BWAY Mortgage Trust 3.63% 3/10/33	200,861	210,039
BX Commercial Mortgage Trust
•0.94% (LIBOR01M + 0.87%) 3/15/37	23,000	23,022
•0.99% (LIBOR01M + 0.92%) 10/15/36	91,432	91,546
•1.32% (LIBOR01M + 1.25%) 12/15/36	97,049	97,049
•1.39% (LIBOR01M + 1.32%) 3/15/37	100,697	100,823
•2.02% (LIBOR01M + 1.95%) 3/15/37	318,858	319,257
•2.07% (LIBOR01M + 2.00%) 12/15/36	97,614	97,614
•2.12% (LIBOR01M + 2.05%) 11/15/35	169,706	169,865
•2.32% (LIBOR01M + 2.25%) 1/15/34	120,000	119,963
•2.37% (LIBOR01M + 2.30%) 10/15/36	339,475	339,580
•2.54% (LIBOR01M + 2.47%) 3/15/37	294,390	294,298
•2.57% (LIBOR01M + 2.50%) 12/15/36	109,760	109,692
•2.72% (LIBOR01M + 2.65%) 10/15/36	526,398	526,892
2.84% 3/9/44	100,708	105,907
•2.88% (LIBOR01M + 2.80%) 5/15/38	445,000	445,000
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
BX Commercial Mortgage Trust (continued)
•3.07% (LIBOR01M + 3.00%) 1/15/34	180,000	$ 181,125
•3.32% (LIBOR01M + 3.25%) 10/15/37	100,000	100,117
•4.08% 12/9/41	317,000	340,082
•4.08% 12/9/41	445,000	466,667
•BX Trust 2.90% (LIBOR01M + 2.80%) 6/15/38	590,000	589,724
•CAMB Commercial Mortgage Trust 2.22% (LIBOR01M + 2.15%) 12/15/37	100,000	100,188
•CD Mortgage Trust 3.91% 11/13/50	33,602	36,005
Citigroup Commercial Mortgage Trust
3.86% 7/10/47	214,035	229,039
4.41% 11/10/51	77,100	90,053
•5.26% 3/10/47	44,179	47,258
COMM Mortgage Trust
3.53% 12/10/47	155,331	165,562
•4.95% 5/10/47	70,358	73,978
•CORE Mortgage Trust 2.42% (LIBOR01M + 2.35%) 12/15/31	61,600	60,984
•Credit Suisse Mortgage Capital Certificates
1.30% (LIBOR01M + 1.23%) 5/15/36	101,000	101,126
1.50% (LIBOR01M + 1.43%) 5/15/36	101,000	101,126
1.67% (LIBOR01M + 1.60%) 5/15/36	219,000	219,342
2.22% (LIBOR01M + 2.15%) 5/15/36	224,000	224,420
2.72% (LIBOR01M + 2.65%) 5/15/36	287,000	287,538
CSAIL Commercial Mortgage Trust
2.56% 3/15/53	455,585	473,389
•4.78% 11/15/48	44,796	48,020
CSMC 2.26% 8/15/37	146,000	150,197
•DBGS 2018-BIOD Mortgage Trust 1.37% (LIBOR01M + 1.30%) 5/15/35	92,814	92,872
•DBWF Mortgage Trust
1.44% (LIBOR01M + 1.35%) 12/19/30	100,000	100,000
1.84% (LIBOR01M + 1.75%) 12/19/30	100,000	99,969
•Extended Stay America Trust
2.33% (LIBOR01M + 2.25%) 7/15/38	530,000	533,808
2.93% (LIBOR01M + 2.85%) 7/15/38	340,000	342,549
GS Mortgage Securities Trust 2.73% 5/12/53	170,624	178,144

LVIP BlackRock Global Allocation Fund–20

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
•GS Mortgage SecuritiesII 1.22% (LIBOR01M + 1.15%) 5/15/26	100,000	$ 100,004
•J.P. Morgan Chase Commercial Mortgage Securities Trust 3.07% (LIBOR01M + 3.00%) 7/15/36	139,000	137,036
•JP Morgan Chase Commercial Mortgage Securities
2.52% (LIBOR01M + 2.45%) 4/15/38	270,000	270,591
3.02% (LIBOR01M + 2.95%) 4/15/38	280,000	280,700
JP Morgan Chase Commercial Mortgage Securities Trust
4.03% 3/10/52	167,000	191,181
5.35% 7/5/33	83,505	87,837
•Life Mortgage Trust 2.42% (LIBOR01M + 2.35%) 3/15/38	542,000	543,694
•MHC Commercial Mortgage Trust
2.17% (LIBOR01M + 2.10%) 4/15/38	570,000	570,713
2.67% (LIBOR01M + 2.60%) 4/15/38	494,029	494,802
Morgan Stanley Bank of America Merrill Lynch Trust
3.72% 12/15/49	131,000	145,856
•4.49% 5/15/48	24,948	26,381
Morgan Stanley Capital I Trust
2.70% 2/15/53	110,000	116,288
•4.42% 7/11/40	77,000	87,178
•Tpgi Trust 3.10% (LIBOR01M + 3.00%) 6/15/26	126,691	126,750
UBS Commercial Mortgage Trust 2.92% 10/15/52	45,785	48,742
•UBS-Barclays Commercial Mortgage Trust 5.21% 8/10/49	65,107	66,257
•VMC Finance 1.18% (LIBOR01M + 1.10%) 6/16/36	216,000	216,068
•Vno Mortgage Trust 4.03% 1/10/35	100,000	102,523
Wells Fargo Commercial Mortgage Trust
*•1.69% 4/15/54	1,003,663	119,623
*•2.01% 7/15/53	1,176,022	164,883
•3.87% 6/15/36	100,000	111,363
•3.87% 5/15/48	130,000	140,238
•3.90% 7/15/50	48,308	51,707
•4.19% 11/15/50	115,506	122,923
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $15,679,847)		15,859,825
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS–5.22%
Argentina–0.14%
Argentine Republic Government International Bond
φ0.13% 7/9/30		1,429,149	$ 511,935
φ0.13% 7/9/35		1,713,837	542,447
φ0.13% 1/9/38		572,678	215,802
1.00% 7/9/29		146,136	55,339
			1,325,523
Bahrain–0.02%
Bahrain Government International Bond 6.75% 9/20/29		200,000	219,440
			219,440
Brazil–0.88%
^Brazil Letras do Tesouro Nacional 0.00% 7/1/24	BRL	42,565,000	6,773,683
Brazil Notas do Tesouro Nacional 10.00% 1/1/27	BRL	7,765,000	1,654,251
			8,427,934
China–2.64%
China Government Bond
2.68% 5/21/30	CNY	58,400,000	8,697,479
3.27% 11/19/30	CNY	53,810,000	8,439,112
3.29% 5/23/29	CNY	51,830,000	8,121,082
			25,257,673
Colombia–0.02%
Colombia Government International Bond 4.50% 3/15/29		200,000	217,980
			217,980
Dominican Republic–0.06%
Dominican Republic International Bond
4.50% 1/30/30		150,000	153,376
4.88% 9/23/32		200,000	206,000
5.95% 1/25/27		184,000	206,908
			566,284
Egypt–0.08%
Egypt Government International Bond
5.88% 6/11/25		327,000	348,719
7.60% 3/1/29		200,000	219,540
8.50% 1/31/47		200,000	208,250
			776,509
Ghana–0.03%
Ghana Government International Bond 7.75% 4/7/29		235,000	239,994
			239,994

LVIP BlackRock Global Allocation Fund–21

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Greece–0.22%
Hellenic Republic Government Bond 2.00% 4/22/27	EUR	1,590,000	$ 2,080,566
			2,080,566
Indonesia–0.04%
Indonesia Government International Bond 4.10% 4/24/28		346,000	390,999
			390,999
Japan–0.38%
Japan Government Thirty Year Bond 0.40% 9/20/49	JPY	437,400,000	3,671,215
			3,671,215
Mexico–0.45%
Mexican Bonos
5.75% 3/5/26	MXN	23,485,400	1,145,452
7.75% 5/29/31	MXN	52,306,600	2,769,726
Mexico Government International Bond
2.66% 5/24/31		200,000	195,378
3.75% 1/11/28		200,000	217,738
			4,328,294
Morocco–0.02%
Morocco Government International Bond 3.00% 12/15/32		200,000	192,888
			192,888
Oman–0.02%
Oman Government International Bond 6.75% 1/17/48		200,000	198,750
			198,750
Panama–0.05%
Panama Government International Bond
3.16% 1/23/30		200,000	209,752
4.50% 4/16/50		200,000	226,830
			436,582
Peru–0.02%
Peruvian Government International Bond 2.78% 1/23/31		200,000	203,752
			203,752
Qatar–0.02%
Qatar Government International Bond 4.00% 3/14/29		200,000	230,152
			230,152
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Romania–0.01%
Romanian Government International Bond 6.13% 1/22/44	84,000	$ 114,744
		114,744
Russia–0.03%
Russian Foreign Bond 5.25% 6/23/47	200,000	251,214
		251,214
Saudi Arabia–0.03%
Saudi Government International Bond 4.50% 4/17/30	200,000	235,250
		235,250
Ukraine–0.05%
Ukraine Government International Bond
7.25% 3/15/33	200,000	208,240
7.75% 9/1/23	121,000	130,357
7.75% 9/1/25	103,000	112,731
		451,328
Uruguay–0.01%
Uruguay Government International Bond 5.10% 6/18/50	51,569	67,474
		67,474
Total Sovereign Bonds (Cost $49,712,123)		49,884,545
U.S. TREASURY OBLIGATION–0.56%
U.S. Treasury Notes 2.00% 11/15/21	5,300,000	5,338,094
Total U.S. Treasury Obligation (Cost $5,337,111)		5,338,094

	Number of Shares
EXCHANGE-TRADED FUNDS–1.56%
Consumer Discretionary Select Sector SPDR® Fund	4,462	796,690
Energy Select Sector SPDR® Fund	3,354	180,680
Financial Select Sector SPDR® Fund	6,710	246,190
Health Care Select Sector SPDR® Fund	7,867	990,849
Industrial Select Sector SPDR® Fund	18,581	1,902,694
Invesco Senior Loan ETF	64,413	1,426,748
iShares Biotechnology ETF	781	127,811
iShares China Large-Cap ETF	17,947	831,484

LVIP BlackRock Global Allocation Fund–22

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
EXCHANGE-TRADED FUNDS (continued)
iShares iBoxx $ Investment Grade Corporate Bond ETF	399	$ 53,609
iShares Latin America 40 ETF	14,673	462,493
iShares MSCI Brazil ETF	20,144	816,638
iShares MSCI Emerging Markets ETF	1,999	110,245
iShares MSCI Japan ETF	8,079	545,656
iShares S&P 500 Value ETF	8,834	1,304,252
KraneShares Bosera MSCI China A ETF	6,295	301,153
KraneShares CSI China Internet ETF	4,683	326,780
SPDR® Blackstone Senior Loan ETF	11,020	510,116
SPDR® EURO STOXX 50 ETF	3,115	145,875
†SPDR® Gold Shares	14,278	2,364,865
SPDR® S&P Oil & Gas Exploration & Production ETF	7,272	703,130
†United States Oil Fund	4,146	206,802
Utilities Select Sector SPDR® Fund	5,614	354,973
VanEck Vectors Semiconductor ETF	1,049	275,090
Total Exchange-Traded Funds (Cost $12,983,449)		14,984,823
MONEY MARKET FUND–8.57%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 0.03%)	81,946,120	81,946,120
Total Money Market Fund (Cost $81,946,120)		81,946,120

	Number of Contracts
OPTIONS PURCHASED–0.43%
Centrally Cleared–0.27%
Call Options–0.26%
Advance Auto Parts Strike price $210, expiration date 9/17/21, notional amount $399,000	19	15,485
Alphabet Strike price $2,600, expiration date 7/16/21, notional amount $1,040,000	4	3,320
Amazon.com Strike price $3,600, expiration date 8/20/21, notional amount $1,080,000	3	21,600
	Number of Contracts	Value (U.S. $)
OPTIONS PURCHASED (continued)
Centrally Cleared (continued)
Call Options (continued)
Amazon.com Strike price $3,750, expiration date 7/16/21, notional amount $1,125,000	3	$ 1,011
Apple Strike price $140, expiration date 7/16/21, notional amount $1,008,000	72	6,336
Applied Materials Strike price $140, expiration date 7/16/21, notional amount $1,008,000	72	37,368
BP Strike price $29, expiration date 7/16/21, notional amount $939,600	324	2,592
Caesars Entertainment Strike price $100, expiration date 1/21/22, notional amount $280,000	28	45,556
Carrier Global Strike price $47, expiration date 9/17/21, notional amount $573,400	122	40,016
Comcast Strike price $57.5, expiration date 8/20/21, notional amount $293,250	51	8,466
†CommScope Holding Strike price $25, expiration date 8/20/21, notional amount $37,500	15	540
ConocoPhillips Strike price $65, expiration date 8/20/21, notional amount $1,040,000	160	23,520
Crowdstrike Holdings Strike price $220, expiration date 7/16/21, notional amount $528,000	24	79,920
Daimler Strike price EUR85, expiration date 8/20/21, notional amount EUR790,500	93	5,514
Deere & Co. Strike price $380, expiration date 9/17/21, notional amount $228,000	6	4,416
Devon Energy Strike price $28, expiration date 1/21/22, notional amount $484,400	173	76,293
Devon Energy Strike price $35, expiration date 1/21/22, notional amount $490,000	140	28,000
Diamondback Energy Strike price $90, expiration date 12/17/21, notional amount $432,000	48	69,120

LVIP BlackRock Global Allocation Fund–23

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
	Number of Contracts	Value (U.S. $)
OPTIONS PURCHASED (continued)
Centrally Cleared (continued)
Call Options (continued)
Diamondback Energy Strike price $115, expiration date 12/17/21, notional amount $920,000	80	$ 44,960
DR Horton Strike price $95, expiration date 7/16/21, notional amount $893,000	94	5,358
Energy Select Sector SPDR® Fund Strike price $60, expiration date 8/20/21, notional amount $4,494,000	749	44,940
Facebook Strike price $345, expiration date 8/20/21, notional amount $2,035,500	59	105,020
FedEx Strike price $310, expiration date 9/17/21, notional amount $651,000	21	17,582
Freeport-McMoRan Strike price $38, expiration date 7/16/21, notional amount $140,600	37	3,404
Freeport-McMoRan Strike price $40, expiration date 9/17/21, notional amount $312,000	78	15,600
Freeport-McMoRan Strike price $41, expiration date 8/20/21, notional amount $303,400	74	8,880
FTSE 100 Index Strike price EUR26,000, expiration date 7/16/21, notional amount EUR1,040,000	16	1,612
Global Payments Strike price $210, expiration date 8/20/21, notional amount $966,000	46	7,360
Illinois Tool Works Strike price $250, expiration date 9/17/21, notional amount $950,000	38	3,610
iShares MSCI Emerging Markets ETF Strike price $57, expiration date 7/16/21, notional amount $3,345,900	587	6,457
Johnson Controls International Strike price $67.5, expiration date 7/16/21, notional amount $931,500	138	26,220
L Brands Strike price $80, expiration date 8/20/21, notional amount $1,080,000	135	31,995
	Number of Contracts	Value (U.S. $)
OPTIONS PURCHASED (continued)
Centrally Cleared (continued)
Call Options (continued)
Las Vegas Sands Strike price $65, expiration date 8/20/21, notional amount $162,500	25	$ 1,100
Lions Gate Entertainment Strike price $21, expiration date 7/16/21, notional amount $37,800	18	720
Lions Gate Entertainment Strike price $25, expiration date 9/17/21, notional amount $80,000	32	1,600
Mastercard Strike price $375, expiration date 8/20/21, notional amount $900,000	24	20,400
Mastercard Strike price $390, expiration date 7/16/21, notional amount $1,014,000	26	1,248
Mastercard Strike price $410, expiration date 8/20/21, notional amount $2,173,000	53	7,420
Microsoft Strike price $265, expiration date 7/16/21, notional amount $1,033,500	39	29,835
Nucor Strike price $110, expiration date 10/15/21, notional amount $550,000	50	16,000
Parker-Hannifin Strike price $340, expiration date 11/19/21, notional amount $952,000	28	22,680
PulteGroup Strike price $60, expiration date 7/16/21, notional amount $342,000	57	684
Ralph Lauren Strike price $145, expiration date 7/16/21, notional amount $609,000	42	840
RingCentral Strike price $340, expiration date 7/16/21, notional amount $238,000	7	595
†Sabre Strike price $20, expiration date 7/16/21, notional amount $34,000	17	34
salesforce.com Strike price $250, expiration date 8/20/21, notional amount $625,000	25	16,875
Sandvik Strike price SEK237.83, expiration date 7/16/21, notional amount SEK2,762,395	115	271

LVIP BlackRock Global Allocation Fund–24

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
	Number of Contracts	Value (U.S. $)
OPTIONS PURCHASED (continued)
Centrally Cleared (continued)
Call Options (continued)
SPDR® S&P 500 ETF Trust Strike price $360, expiration date 12/17/21, notional amount $1,764,000	49	$ 355,054
SPDR® S&P 500 ETF Trust Strike price $427, expiration date 7/2/21, notional amount $9,692,900	227	51,756
SPDR® S&P 500 ETF Trust Strike price $427, expiration date 7/16/21, notional amount $18,403,700	431	195,674
SPDR® S&P 500 ETF Trust Strike price $436, expiration date 7/30/21, notional amount $23,500,400	539	94,325
SPDR® S&P 500 ETF Trust Strike price $440, expiration date 8/20/21, notional amount $8,228,000	187	44,880
SPDR® S&P 500 ETF Trust Strike price $440, expiration date 9/17/21, notional amount $37,400,000	850	404,946
SPDR® S&P 500 ETF Trust Strike price $450, expiration date 9/17/21, notional amount $33,705,000	749	145,306
SPDR® S&P Oil & Gas Exploration & Production ETF Strike price $102, expiration date 7/16/21, notional amount $316,200	31	4,371
TE Connectivity Strike price $145, expiration date 10/15/21, notional amount $333,500	23	5,980
Trane Technologies Strike price $190, expiration date 8/20/21, notional amount $171,000	9	3,420
Twilio Strike price $390, expiration date 7/16/21, notional amount $273,000	7	11,865
VanEck Vectors Semiconductor ETF Strike price $260, expiration date 7/16/21, notional amount $3,588,000	138	80,040
Vinci Strike price EUR100, expiration date 9/17/21, notional amount EUR650,000	65	6,166
	Number of Contracts	Value (U.S. $)
OPTIONS PURCHASED (continued)
Centrally Cleared (continued)
Call Options (continued)
Wells Fargo & Co. Strike price $45, expiration date 8/20/21, notional amount $994,500	221	$ 48,620
Wells Fargo & Co. Strike price $45, expiration date 9/17/21, notional amount $981,000	218	58,424
Western Digital Strike price $85, expiration date 8/20/21, notional amount $518,500	61	7,442
Western Digital Strike price $95, expiration date 8/20/21, notional amount $285,000	30	1,890
Zscaler Strike price $220, expiration date 8/20/21, notional amount $572,000	26	27,170
		2,459,702
Put Options–0.01%
Chicago Mercantile Exchange Strike price $99.375, expiration date 12/10/21, notional amount $17,142,188	69	14,663
Invesco QQQ Trust Series 1 Strike price $320, expiration date 7/16/21, notional amount $5,312,000	166	6,308
Invesco QQQ Trust Series 1 Strike price $325, expiration date 7/16/21, notional amount $6,597,500	203	9,338
iShares iBoxx High Yield Corporate Bond ETF Strike price $84, expiration date 9/17/21, notional amount $5,964,000	710	26,980
iShares Russell 2000 ETF Strike price $218, expiration date 7/16/21, notional amount $239,800	11	847
†PG&E Strike price $8, expiration date 9/17/21, notional amount $15,200	19	266
Pitney Bowes Strike price $7, expiration date 7/16/21, notional amount $10,500	15	150
SPDR® Bloomberg Barclays High Yield Bond ETF Strike price $108, expiration date 7/16/21, notional amount $226,800	21	315

LVIP BlackRock Global Allocation Fund–25

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
	Number of Contracts	Value (U.S. $)
OPTIONS PURCHASED (continued)
Centrally Cleared (continued)
Put Options (continued)
SPDR® S&P 500 ETF Trust Strike price $410, expiration date 7/2/21, notional amount $10,209,000	249	$ 747
SPDR® S&P 500 ETF Trust Strike price $420, expiration date 7/2/21, notional amount $714,000	17	153
Uber Technologies Strike price $25, expiration date 12/17/21, notional amount $32,500	13	208
		59,975
Over-The-Counter–0.16%
Put Options–0.03%
Bank of America Strike price $6.38, expiration date 7/22/21, notional amount $623,377 BOA	97,708	4,677
EUR vs USD Strike price EUR1.185, expiration date 7/30/21, notional amount EUR12,043,785 MSC	10,163,532	75,285
EUR vs USD Strike price EUR1.19, expiration date 8/2/21, notional amount EUR8,517,747 BNP	7,157,771	69,596
Intercontinental Exchange Strike price $0.65, expiration date 7/21/21, notional amount $2,483,000 MSC	3,820,000	330
Intercontinental Exchange Strike price $1.08, expiration date 7/21/21, notional amount $475,200 JPM	440,000	361
Intercontinental Exchange Strike price $1.085, expiration date 7/21/21, notional amount $265,825 JPM	245,000	283
iShares National Muni Bond ETF Strike price $113, expiration date 8/20/21, notional amount $14,351 CSI	127	18
iShares National Muni Bond ETF Strike price $114, expiration date 8/20/21, notional amount $14,478 CSI	127	24
	Number of Contracts	Value (U.S. $)
OPTIONS PURCHASED (continued)
Over-The-Counter (continued)
Put Options (continued)
SPDR® Gold Shares Strike price $164, expiration date 7/16/21, notional amount $994,004 CITI	6,061	$ 7,471
SPDR® Gold Shares Strike price $166, expiration date 7/16/21, notional amount $1,224,748 CITI	7,378	15,543
USD vs MXN Strike price MXN19.75, expiration date 8/25/21, notional amount MXN69,626,966 MSC	3,525,416	31,214
USD vs RUB Strike price RUB13.75, expiration date 8/26/21, notional amount RUB35,674,169 JPMC	2,594,485	11,667
USD vs RUB Strike price RUB72.25, expiration date 7/27/21, notional amount RUB138,571,671 JPM	1,917,947	10,039
USD vs RUB Strike price RUB72.5, expiration date 8/26/21, notional amount RUB238,027,940 BOA	3,283,144	30,947
		257,455
Put Swaptions–0.06%
1 yr Constant Maturity Swap Pay 0.005%, expiration date 7/5/22, notional amount $260,900 MSC	52,180,000	84,780
10 yr Constant Maturity Swap Pay 0.018%, expiration date 12/29/21, notional amount $81,799 GSI	4,569,797	42,893
30 yr Constant Maturity Swap Pay 0.48%, expiration date 11/16/21, notional amount EUR1,735,823 JPMC	3,616,298	155,085
30 yr Constant Maturity Swap Pay 0.49%, expiration date 11/24/21, notional amount EUR1,726,567 GSI	3,523,607	149,891
30 yr Constant Maturity Swap Pay 0.52%, expiration date 12/9/21, notional amount EUR1,697,713 GSI	3,264,832	131,247
5 yr Constant Maturity Swap Pay 1.37%, expiration date 7/8/21, notional amount $3,334,580 GSI	2,434,000	1

LVIP BlackRock Global Allocation Fund–26

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
	Number of Contracts	Value (U.S. $)
OPTIONS PURCHASED (continued)
Over-The-Counter (continued)
Put Swaptions (continued)
5 yr Constant Maturity Swap Pay 1.37%, expiration date 7/8/21, notional amount $13,336,534 GSI	9,734,696	$ 3
		563,900
Call Swaptions–0.03%
10 yr Constant Maturity Swap Receive 0.00%, expiration date 12/24/21, notional amount EUR2,559 GSI	3,655,837	31,828
10 yr Constant Maturity Swap Receive 0.013%, expiration date 4/21/22, notional amount $50,365 MSC	3,874,225	47,188
30 yr Constant Maturity Swap Receive 0.016%, expiration date 4/20/22, notional amount $29,224 GSI	1,826,476	70,178
30 yr Constant Maturity Swap Receive 0.016%, expiration date 4/20/22, notional amount $29,232 GSI	1,827,000	68,987
4 yr Constant Maturity Swap Pay 0.80%, expiration date 3/16/23, notional amount $39,220,725 MSC	49,025,906	126,620
		344,801
Call Options–0.04%
Adidas Strike price EUR305, expiration date 7/16/21, notional amount EUR455,975 BCLY	1,495	21,423
Amazon.com Strike price $4,150, expiration date 6/17/22, notional amount $1,477,400 CITI	356	55,612
Autodesk Strike price $295, expiration date 9/17/21, notional amount $1,504,500 NSI	51	71,342
Bank of America Strike price $6.56, expiration date 7/22/21, notional amount $320,482 BOA	48,854	4,608
DR Horton Strike price $90, expiration date 8/20/21, notional amount $880,740 CITI	9,786	45,562
	Number of Contracts	Value (U.S. $)
OPTIONS PURCHASED (continued)
Over-The-Counter (continued)
Call Options (continued)
Euro STOXX 50 Index Strike price EUR4,175, expiration date 7/16/21, notional amount EUR2,717,925 CSI	651	$ 5,007
Euro STOXX 50 Index Strike price EUR4,250, expiration date 8/20/21, notional amount EUR1,657,500 GSI	390	6,085
Euro STOXX 50 Index Strike price EUR4,250, expiration date 9/17/21, notional amount EUR2,771,000 CSI	652	21,492
Euro STOXX 50 Index Strike price EUR4,300, expiration date 11/19/21, notional amount EUR2,803,600 CSI	652	35,218
LVMH Moet Hennessy Louis Vuitton Strike price EUR675, expiration date 8/20/21, notional amount EUR605,475 BCLY	897	15,799
NXP Semiconductors Strike price $210, expiration date 7/16/21, notional amount $1,027,530 UBS	4,893	13,912
SAFRAN Strike price EUR125, expiration date 7/16/21, notional amount EUR472,750 BCLY	3,782	2,049
United Rentals Strike price $360, expiration date 9/17/21, notional amount $576,000 CSI	1,600	12,310
USD vs MXN Strike price MXN20.75, expiration date 9/29/21, notional amount MXN119,852,000 MSC	5,776,000	68,359
USD vs MXN Strike price MXN21.5, expiration date 7/28/21, notional amount MXN124,184,000 MSC	5,776,000	3,951
		382,729
Total Options Purchased (Cost $4,740,256)		4,068,562

LVIP BlackRock Global Allocation Fund–27

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
TOTAL INVESTMENTS–98.86% (Cost $749,656,921)	$945,597,456

	Number of Shares	Value (U.S. $)
COMMON STOCKS SOLD SHORT–(0.52)%
United States–(0.52)%
†Appian	(6,915)	$ (952,541)
†DoorDash Class A	(3,611)	(643,950)
Hershey	(1,841)	(320,665)
J M Smucker	(1,967)	(254,864)
†Nordstrom	(2,876)	(105,175)
†Snowflake Class A	(2,586)	(625,295)
†Tesla	(922)	(626,684)
Walgreens Boots Alliance	(27,931)	(1,469,450)
Total Common Stocks Sold Short (Proceeds $4,883,353)		(4,998,624)

	Number of Contracts
OPTIONS WRITTEN–(0.23)%
Over-The-Counter–(0.14)%
Put Swaptions–(0.09)%
10 yr Constant Maturity Swap Receive 0.017%, expiration date 7/26/21, notional amount $(6,379,389) GSI	(6,379,389)	(3,906)
10 yr Constant Maturity Swap Receive 0.017%, expiration date 8/24/21, notional amount $(4,569,797) GSI	(4,569,797)	(12,181)
10 yr Constant Maturity Swap Receive 0.018%, expiration date 8/31/21, notional amount $(7,029,445) GSI	(7,029,445)	(19,330)
10 yr Constant Maturity Swap Receive 0.019%, expiration date 11/26/21, notional amount $(6,379,389) GSI	(6,379,389)	(40,760)
10 yr Constant Maturity Swap Receive 0.023%, expiration date 4/21/22, notional amount $(3,874,225) MSC	(3,874,225)	(22,672)
10 yr Constant Maturity Swap Receive 1.4%, expiration date 9/20/21, notional amount $(4,307,151) MSC	(4,307,151)	(67,645)
10 yr Constant Maturity Swap Receive 1.76%, expiration date 1/26/22, notional amount $(9,498,131) GSI	(9,498,131)	(112,157)
10 yr Constant Maturity Swap Receive 1.76%, expiration date 1/26/22, notional amount $(4,749,066) GSI	(4,749,066)	(56,078)
10 yr Constant Maturity Swap Receive 2.15%, expiration date 7/08/21, notional amount $(2,551,000) GSI	(2,551,000)	(0)
30 yr Constant Maturity Swap Receive 0.022%, expiration date 8/31/21, notional amount $(3,514,723) GSI	(3,514,723)	(11,842)
30 yr Constant Maturity Swap Receive 0.023%, expiration date 12/03/21, notional amount $(1,988,424) GSI	(1,988,424)	(17,282)
30 yr Constant Maturity Swap Receive 0.026%, expiration date 4/20/22, notional amount $(1,826,476) GSI	(1,826,476)	(18,429)
30 yr Constant Maturity Swap Receive 0.026%, expiration date 4/20/22, notional amount $(1,827,000) GSI	(1,827,000)	(19,275)
30 yr Constant Maturity Swap Receive 0.78%, expiration date 11/16/21, notional amount EUR(3,616,298) JPMC	(3,616,298)	(43,486)
30 yr Constant Maturity Swap Receive 0.79%, expiration date 11/24/21, notional amount EUR(3,523,607) GSI	(3,523,607)	(43,442)
30 yr Constant Maturity Swap Receive 0.82%, expiration date 12/09/21, notional amount EUR(3,264,832) GSI	(3,264,832)	(40,013)
30 yr Constant Maturity Swap Receive 2.53%, expiration date 7/08/21, notional amount $(973,000) GSI	(973,000)	(0)
30 yr Constant Maturity Swap Receive 2.53%, expiration date 7/08/21, notional amount $(973,970) GSI	(973,970)	(0)
5 yr Constant Maturity Swap Receive 0.03%, expiration date 6/15/26, notional amount $(7,540,000) BCLY	(7,540,000)	(97,284)
5 yr Constant Maturity Swap Receive 0.03%, expiration date 6/15/26, notional amount $(7,537,540) BCLY	(7,537,540)	(97,253)
5 yr Constant Maturity Swap Receive 0.03%, expiration date 6/30/26, notional amount $(6,873,429) MSC	(6,873,429)	(92,791)
		(815,826)
Call Swaptions–(0.01)%
1 yr Constant Maturity Swap Pay 0.40%, expiration date 3/16/23, notional amount $(49,025,906) MSC	(49,025,906)	(40,578)
1 yr Constant Maturity Swap Pay 0.60%, expiration date 3/16/23, notional amount $(49,025,906) MSC	(49,025,906)	(75,798)
10 yr Constant Maturity Swap Pay 0.00%, expiration date 8/24/21, notional amount EUR(3,655,837) GSI	(3,655,837)	(9,063)
10 yr Constant Maturity Swap Pay 0.55%, expiration date 9/20/21, notional amount $(2,153,575) MSC	(2,153,575)	(279)
		(125,718)
Put Options–(0.03)%
Adidas Strike price EUR270, expiration date 7/16/21, notional amount EUR(403,650) BCLY	(1,495)	(400)
Amazon.com Strike price $2,800, expiration date 6/17/22, notional amount $(498,400) CITI	(178)	(22,704)
Autodesk Strike price $250, expiration date 9/17/21, notional amount $(1,275,000) NSI	(51)	(17,383)
Bank of America Strike price $6.45, expiration date 7/22/21, notional amount $(315,108) BOA	(48,854)	(15,080)
LVIP BlackRock Global Allocation Fund–28

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
	Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN (continued)
Over-The-Counter (continued)
Put Options (continued)
DR Horton Strike price $82.5, expiration date 8/20/21, notional amount $(807,345) CITI	(9,786)	$ (16,237)
Edwards Lifesciences Strike price $87.5, expiration date 8/20/21, notional amount $(481,513) CITI	(5,503)	(2,854)
EUR vs USD Strike price EUR1.15, expiration date 8/02/21, notional amount EUR(12,347,156) BNP	(10,736,657)	(3,819)
EUR vs USD Strike price EUR1.165, expiration date 7/30/21, notional amount EUR(11,840,515) BNP	(10,163,532)	(14,823)
Euro STOXX 50 Index Strike price EUR3,500, expiration date 12/17/21, notional amount EUR(2,114,000) CSI	(604)	(43,698)
Euro STOXX 50 Index Strike price EUR3,725, expiration date 8/20/21, notional amount EUR(1,452,750) GSI	(390)	(11,941)
Intercontinental Exchange Strike price $0.8, expiration date 7/21/21, notional amount $(3,056,000) MSC	(3,820,000)	(58,441)
Intuitive Surgical Strike price $760, expiration date 8/20/21, notional amount $(481,080) CITI	(633)	(2,713)
LVMH Moet Hennessy Louis Vuitton Strike price EUR605, expiration date 8/20/21, notional amount EUR(542,685) BCLY	(897)	(6,829)
NXP Semiconductors Strike price $170, expiration date 7/16/21, notional amount $(831,810) UBS	(4,893)	(614)
SAFRAN Strike price EUR110, expiration date 7/16/21, notional amount EUR(416,020) BCLY	(3,782)	(4,058)
SPDR® Gold Shares Strike price $157, expiration date 7/16/21, notional amount $(2,585,633) CITI	(16,469)	(4,047)
United Rentals Strike price $280, expiration date 9/17/21, notional amount $(448,000) CSI	(1,600)	(12,659)
USD vs MXN Strike price MXN19.25, expiration date 8/25/21, notional amount MXN(101,796,387) MSC	(5,288,124)	(12,787)
USD vs RUB Strike price RUB70, expiration date 7/27/21, notional amount RUB(134,256,290) JPM	(1,917,947)	(1,830)
USD vs ZAR Strike price ZAR13.25, expiration date 8/26/21, notional amount ZAR(51,565,383) JPMC	(3,891,727)	(3,709)
USD vs ZAR Strike price ZAR70, expiration date 8/26/21, notional amount ZAR(344,730,190) BOA	(4,924,717)	(7,796)
		(264,422)
Call Options–(0.01)%
Adidas Strike price EUR330, expiration date 7/16/21, notional amount EUR(493,350) BCLY	(1,495)	(2,330)
Autodesk Strike price $325, expiration date 9/17/21, notional amount $(2,372,500) NSI	(73)	(32,828)
Disco Strike price JPY35,593.19, expiration date 7/08/21, notional amount JPY(7,118,638) GSI	(200)	(202)
Disco Strike price JPY38,689.385, expiration date 8/13/21, notional amount JPY(8,782,490) JPM	(227)	(294)
DR Horton Strike price $97.5, expiration date 8/20/21, notional amount $(954,135) CITI	(9,786)	(18,143)
Fanuc Strike price JPY28,144.32, expiration date 7/08/21, notional amount JPY(11,257,728) GSI	(400)	(267)
Fanuc Strike price JPY29,683.18, expiration date 8/13/21, notional amount JPY(12,170,104) GSI	(410)	(694)
Hoya Strike price JPY16,625.6906, expiration date 8/13/21, notional amount JPY(53,734,232) JPM	(3,232)	(1,793)
Keyence Strike price JPY58,916.55, expiration date 7/08/21, notional amount JPY(11,783,310) MSC	(200)	(173)
Keyence Strike price JPY63,543.85, expiration date 8/13/21, notional amount JPY(11,120,174) JPM	(175)	(215)
Kose Strike price JPY6,191.74, expiration date 8/13/21, notional amount JPY(13,002,654) GSI	(2,100)	(608)
Kose Strike price JPY18,949.5428, expiration date 7/08/21, notional amount JPY(13,264,680) MSC	(700)	(25)
Kose Strike price JPY19,925.4279, expiration date 8/13/21, notional amount JPY(12,991,379) MSC	(652)	(460)
LVMH Moet Hennessy Louis Vuitton Strike price EUR715, expiration date 8/20/21, notional amount EUR(641,355) BCLY	(897)	(4,684)
NXP Semiconductors Strike price $225, expiration date 8/20/21, notional amount $(967,500) NSI	(43)	(14,273)
NXP Semiconductors Strike price $230, expiration date 7/16/21, notional amount $(1,125,390) UBS	(4,893)	(1,176)
SAFRAN Strike price EUR140, expiration date 7/16/21, notional amount EUR(529,480) BCLY	(3,782)	(125)
Shin Etsu Chemical Strike price JPY20,481.0894, expiration date 8/13/21, notional amount JPY(50,465,404) JPM	(2,464)	(2,422)
Sony Strike price JPY11,765.3973, expiration date 7/08/21, notional amount JPY(12,941,937) MSC	(1,100)	(21)
Sony Group Strike price JPY11,899.94, expiration date 8/13/21, notional amount JPY(13,137,534) GSI	(1,104)	(624)
SPDR® Gold Shares Strike price $192, expiration date 7/16/21, notional amount $(581,760) CITI	(3,030)	(7)
USD vs MXN Strike price MXN20.75, expiration date 7/28/21, notional amount MXN(119,852,000) MSC	(5,776,000)	(15,630)
USD vs MXN Strike price MXN21.5, expiration date 9/29/21, notional amount MXN(124,184,000) MSC	(5,776,000)	(33,172)
		(130,166)
Centrally Cleared–(0.09)%
Call Options–(0.06)%
Alphabet Strike price $2,800, expiration date 7/16/21, notional amount $(1,120,000)	(4)	(240)
Amazon.com Strike price $3,900, expiration date 8/20/21, notional amount $(2,340,000)	(6)	(11,508)
Amazon.com Strike price $4,100, expiration date 7/16/21, notional amount $(1,230,000)	(3)	(321)
LVIP BlackRock Global Allocation Fund–29

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
	Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN (continued)
Centrally Cleared (continued)
Call Options (continued)
Apple Strike price $155, expiration date 7/16/21, notional amount $(1,116,000)	(72)	$ (360)
Applied Materials Strike price $155, expiration date 7/16/21, notional amount $(1,116,000)	(72)	(4,320)
Capital One Financial Strike price $160, expiration date 8/20/21, notional amount $(768,000)	(48)	(22,320)
ConocoPhillips Strike price $75, expiration date 8/20/21, notional amount $(1,200,000)	(160)	(3,680)
Crowdstrike Holdings Strike price $250, expiration date 7/16/21, notional amount $(600,000)	(24)	(21,600)
Devon Energy Strike price $38, expiration date 1/21/22, notional amount $(657,400)	(173)	(24,566)
Devon Energy Strike price $40, expiration date 1/21/22, notional amount $(560,000)	(140)	(15,960)
Diamondback Energy Strike price $130, expiration date 12/17/21, notional amount $(624,000)	(48)	(15,840)
Diamondback Energy Strike price $135, expiration date 12/17/21, notional amount $(1,080,000)	(80)	(21,600)
Energy Select Sector SPDR® Fund Strike price $65, expiration date 8/20/21, notional amount $(4,868,500)	(749)	(16,478)
Facebook Strike price $365, expiration date 8/20/21, notional amount $(2,153,500)	(59)	(53,690)
Freeport-McMoRan Strike price $41, expiration date 7/16/21, notional amount $(151,700)	(37)	(999)
Freeport-McMoRan Strike price $46, expiration date 8/20/21, notional amount $(340,400)	(74)	(3,182)
Global Payments Strike price $230, expiration date 8/20/21, notional amount $(1,058,000)	(46)	(1,978)
iShares MSCI Emerging Markets ETF Strike price $61, expiration date 7/16/21, notional amount $(3,580,700)	(587)	(1,761)
Mastercard Strike price $400, expiration date 8/20/21, notional amount $(1,920,000)	(48)	(11,520)
Mastercard Strike price $440, expiration date 7/16/21, notional amount $(1,144,000)	(26)	(312)
Mastercard Strike price $450, expiration date 8/20/21, notional amount $(2,385,000)	(53)	(1,325)
Microsoft Strike price $290, expiration date 7/16/21, notional amount $(1,131,000)	(39)	(663)
NVIDIA Strike price $660, expiration date 7/16/21, notional amount $(594,000)	(9)	(130,770)
RingCentral Strike price $390, expiration date 7/16/21, notional amount $(273,000)	(7)	(700)
SPDR® S&P 500 ETF Trust Strike price $454, expiration date 9/17/21, notional amount $(34,004,600)	(749)	(100,366)
SPDR® S&P 500 ETF Trust Strike price $455, expiration date 12/17/21, notional amount $(4,277,000)	(94)	(49,068)
SPDR® S&P Oil & Gas Exploration & Production ETF Strike price $110, expiration date 7/16/21, notional amount $(341,000)	(31)	(1,116)
Twilio Strike price $450, expiration date 7/16/21, notional amount $(315,000)	(7)	(1,001)
Wells Fargo & Co. Strike price $52.5, expiration date 9/17/21, notional amount $(1,144,500)	(218)	(11,772)
Western Digital Strike price $100, expiration date 8/20/21, notional amount $(450,000)	(45)	(1,935)
Zscaler Strike price $250, expiration date 8/20/21, notional amount $(650,000)	(26)	(6,682)
		(537,633)
Put Options–(0.03)%
Advance Auto Parts Strike price $180, expiration date 9/17/21, notional amount $(342,000)	(19)	(4,845)
Alphabet Strike price $2,100, expiration date 7/16/21, notional amount $(840,000)	(4)	(320)
Alphabet Strike price $2,100, expiration date 9/17/21, notional amount $(840,000)	(4)	(6,440)
Amazon.com Strike price $2,800, expiration date 8/20/21, notional amount $(840,000)	(3)	(3,456)
Amazon.com Strike price $3,000, expiration date 7/16/21, notional amount $(900,000)	(3)	(1,002)
Amazon.com Strike price $3,000, expiration date 9/17/21, notional amount $(900,000)	(3)	(10,818)
Apple Strike price $115, expiration date 7/16/21, notional amount $(828,000)	(72)	(648)
Applied Materials Strike price $115, expiration date 7/16/21, notional amount $(1,656,000)	(144)	(1,728)
Autodesk Strike price $240, expiration date 7/16/21, notional amount $(816,000)	(34)	(918)
Carrier Global Strike price $43, expiration date 9/17/21, notional amount $(473,000)	(110)	(7,150)
Comcast Strike price $52.5, expiration date 8/20/21, notional amount $(267,750)	(51)	(3,723)
Crowdstrike Holdings Strike price $170, expiration date 7/16/21, notional amount $(408,000)	(24)	(288)
Daimler Strike price EUR70, expiration date 8/20/21, notional amount EUR(651,000)	(93)	(10,200)
Deere & Co. Strike price $320, expiration date 9/17/21, notional amount $(192,000)	(6)	(3,930)
DR Horton Strike price $80, expiration date 7/16/21, notional amount $(752,000)	(94)	(940)
EQT Strike price $17, expiration date 9/17/21, notional amount $(520,200)	(306)	(12,240)
Facebook Strike price $305, expiration date 8/20/21, notional amount $(1,006,500)	(33)	(11,253)
FedEx Strike price $270, expiration date 9/17/21, notional amount $(567,000)	(21)	(10,663)
Freeport-McMoRan Strike price $32, expiration date 9/17/21, notional amount $(249,600)	(78)	(8,502)
Global Payments Strike price $170, expiration date 8/20/21, notional amount $(816,000)	(48)	(9,600)
Global Payments Strike price $185, expiration date 8/20/21, notional amount $(851,000)	(46)	(28,520)
LVIP BlackRock Global Allocation Fund–30

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
	Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN (continued)
Centrally Cleared (continued)
Put Options (continued)
Illinois Tool Works Strike price $200, expiration date 9/17/21, notional amount $(760,000)	(38)	$ (7,980)
Invesco QQQ Trust Series 1 Strike price $295, expiration date 7/16/21, notional amount $(5,988,500)	(203)	(3,045)
iShares iBoxx High Yield Corporate Bond ETF Strike price $81, expiration date 9/17/21, notional amount $(5,751,000)	(710)	(17,750)
iShares Russell 2000 ETF Strike price $200, expiration date 7/16/21, notional amount $(220,000)	(11)	(176)
Johnson Controls International Strike price $60, expiration date 7/16/21, notional amount $(1,194,000)	(199)	(995)
Las Vegas Sands Strike price $50, expiration date 8/20/21, notional amount $(245,000)	(49)	(9,506)
Mastercard Strike price $330, expiration date 7/16/21, notional amount $(858,000)	(26)	(988)
Mastercard Strike price $330, expiration date 8/20/21, notional amount $(792,000)	(24)	(7,272)
Mastercard Strike price $340, expiration date 8/20/21, notional amount $(1,292,000)	(38)	(18,202)
Mastercard Strike price $345, expiration date 7/16/21, notional amount $(897,000)	(26)	(3,120)
MercadoLibre Strike price $1,300, expiration date 7/30/21, notional amount $(910,000)	(7)	(4,550)
Microsoft Strike price $215, expiration date 7/16/21, notional amount $(838,500)	(39)	(351)
Microsoft Strike price $225, expiration date 9/17/21, notional amount $(832,500)	(37)	(4,736)
Nucor Strike price $92.5, expiration date 10/15/21, notional amount $(462,500)	(50)	(32,000)
Parker-Hannifin Strike price $250, expiration date 11/19/21, notional amount $(700,000)	(28)	(12,880)
PulteGroup Strike price $50, expiration date 7/16/21, notional amount $(285,000)	(57)	(969)
Ralph Lauren Strike price $115, expiration date 7/16/21, notional amount $(483,000)	(42)	(8,988)
RingCentral Strike price $260, expiration date 7/16/21, notional amount $(182,000)	(7)	(840)
salesforce.com Strike price $185, expiration date 7/16/21, notional amount $(832,500)	(45)	(225)
salesforce.com Strike price $220, expiration date 8/20/21, notional amount $(550,000)	(25)	(4,800)
Sandvik Strike price SEK208.1, expiration date 7/16/21, notional amount SEK(2,417,082)	(115)	(1,832)
ServiceNow Strike price $410, expiration date 8/20/21, notional amount $(820,000)	(20)	(2,800)
SPDR® Bloomberg Barclays High Yield Bond ETF Strike price $105, expiration date 7/16/21, notional amount $(220,500)	(21)	(210)
SPDR® S&P 500 ETF Trust Strike price $390, expiration date 7/02/21, notional amount $(10,374,000)	(266)	(266)
TE Connectivity Strike price $125, expiration date 10/15/21, notional amount $(287,500)	(23)	(7,820)
Trane Technologies Strike price $170, expiration date 8/20/21, notional amount $(153,000)	(9)	(1,620)
Twilio Strike price $300, expiration date 7/16/21, notional amount $(210,000)	(7)	(301)
Vinci Strike price EUR85, expiration date 9/17/21, notional amount EUR(552,500)	(65)	(17,265)
Wells Fargo & Co. Strike price $40, expiration date 8/20/21, notional amount $(884,000)	(221)	(11,050)
Wells Fargo & Co. Strike price $40, expiration date 9/17/21, notional amount $(872,000)	(218)	(18,094)
Zscaler Strike price $190, expiration date 8/20/21, notional amount $(494,000)	(26)	(6,890)
		(344,705)
Call Options–(0.00)%
†Caesars Entertainment Strike price $130, expiration date 1/21/22, notional amount $(364,000)	(28)	(14,420)
Total Options Written (Premiums received $(3,199,405))		(2,232,890)

★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.89%	18,141,453
NET ASSETS APPLICABLE TO 72,346,425 SHARES OUTSTANDING–100.00%	$956,507,395
NET ASSET VALUE PER SHARE–LVIP BLACKROCK GLOBAL ALLOCATION FUND STANDARD CLASS ($956,493,720 / 72,345,390 Shares)	$13.221
NET ASSET VALUE PER SHARE–LVIP BLACKROCK GLOBAL ALLOCATION FUND SERVICE CLASS ($13,675 / 1,035 Shares)	$13.212
LVIP BlackRock Global Allocation Fund–31

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
COMPONENTS OF NET ASSETS AT JUNE 30, 2021:
Shares of beneficial interest (unlimited authorization–no par)	$714,012,165
Distributable earnings/(accumulated loss)	242,495,230
TOTAL NET ASSETS	$956,507,395

Δ Securities have been classified by country of origin.
∞ Delayed settlement. Interest rate to be determined upon settlement date.
^ Zero coupon security. The rate shown is the yield at the time of purchase.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2021. Rate will reset at a future date.
@ PIK. 100% of the income received was in the form of additional par.
♦ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
* Interest only security. An interest only security is the interest only portion of a fixed income security which is sold separately from the principal portion of the security.
✠ All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 2 in the Notes to Consolidated Financial Statements for more information regarding unfunded loan commitments.
‡ Non-income producing security. Security is currently in default. No interest income is being accrued during the bankruptcy proceedings.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
✱ Units consist of 1 share of common stock and 1/5 warrant.
✧✧ Units consist of 1 share of common stock and 1/3 warrant.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 4 in "Notes to Consolidated Financial Statements."
† Non-income producing.
° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
φ Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at June 30, 2021.
π Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At June 30, 2021, the aggregate value of restricted securities was $3,459,620, which represented 0.36% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

Restricted Securities
Investment	Date of Acquisition/In-kind Transfer	Cost	Value
Grand Rounds Series C	4/29/2019	$ 512,329	$ 769,540
Grand Rounds Series D	4/29/2019	310,493	468,306
Jawbone Health Hub	4/29/2019	—	—
Lookout	4/29/2019	80	93,328
Lookout Series F	4/29/2019	534,416	1,090,358
Quintis Pty	4/29/2019	532,104	1,038,088
Total		$1,889,422	$3,459,620
LVIP BlackRock Global Allocation Fund–32

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
★ Includes $7,886,106 cash collateral held at broker for futures contracts, $195,000 cash collateral held at brokers for centrally cleared swap contracts, $48,723 expense reimbursement receivable from Lincoln Investment Advisors Corporation, $6,140,495 payable for securities purchased, $45,224 payable for fund shares redeemed, $616,566 variation margin due to brokers on centrally cleared interest rate swap contracts, $809,000 cash collateral pledged to brokers for certain open bilateral derivatives, $230,724 other accrued expenses payable, $230,714 payable for unfunded loan commitments, $542,695 due to manager and affiliates and $537,728 variation margin due to broker on futures contracts as of June 30, 2021.

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at June 30, 2021:
Foreign Currency Exchange Contracts1
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BCLY	EUR	4,024,739	USD	(4,917,674)	8/20/21	$ —	$ (140,349)
BNP	AUD	3,064,375	USD	(2,378,853)	8/19/21	—	(80,201)
BNP	BRL	(11,976,000)	USD	2,117,585	7/15/21	—	(286,208)
BNP	CNH	(17,514,000)	USD	2,683,809	8/5/21	—	(16,982)
BNP	EUR	(4,024,739)	USD	4,807,373	8/20/21	30,048	—
BNP	EUR	210,000	USD	(254,674)	9/16/21	—	(5,266)
BNP	EUR	(1,668,000)	USD	1,993,182	9/24/21	11,815	—
BNP	GBP	1,428,958	USD	(1,993,182)	9/24/21	—	(16,119)
BNP	HKD	(29,958,000)	USD	3,857,326	8/12/21	—	(1,445)
BNP	INR	(42,760,620)	USD	580,553	9/17/21	10,954	—
BNP	JPY	397,321,000	USD	(3,606,647)	7/8/21	—	(30,021)
BNP	JPY	287,972,150	USD	(2,624,033)	7/14/21	—	(31,613)
BOA	HKD	(29,832,000)	USD	3,841,192	8/5/21	—	(1,290)
BOA	JPY	399,330,000	USD	(3,613,210)	7/9/21	—	(18,468)
BOA	JPY	269,882,000	USD	(2,477,297)	7/29/21	—	(47,409)
BOA	JPY	269,465,000	USD	(2,476,034)	7/30/21	—	(49,879)
BOA	JPY	303,175,000	USD	(2,776,681)	8/6/21	—	(46,878)
CITI	BRL	(8,138,611)	USD	1,418,000	7/13/21	—	(215,908)
CITI	BRL	(9,822,000)	USD	1,920,798	9/9/21	—	(36,917)
CITI	BRL	(2,413,950)	USD	475,000	9/10/21	—	(6,082)
CITI	EUR	4,787,984	USD	(5,822,491)	8/12/21	—	(140,121)
CITI	EUR	3,768,705	USD	(4,581,479)	8/13/21	—	(108,697)
CITI	EUR	(1,172,000)	USD	1,404,465	9/24/21	12,281	—
CITI	GBP	1,999,000	USD	(2,778,337)	8/5/21	—	(12,841)
CITI	INR	72,415,000	USD	(955,091)	7/23/21	16,154	—
CITI	JPY	232,067,850	USD	(2,113,589)	7/14/21	—	(24,438)
CITI	JPY	155,382,939	USD	(1,404,465)	9/24/21	—	(4,776)
CITI	KRW	2,195,161,752	USD	(1,948,484)	8/19/21	—	(6,277)
GSI	BRL	2,433,615	USD	(475,000)	9/10/21	10,001	—
GSI	EUR	(3,344,000)	USD	4,050,401	7/30/21	82,711	—
GSI	GBP	1,591,000	USD	(2,193,592)	7/29/21	7,438	—
GSI	IDR	9,364,231,550	USD	(649,954)	8/11/21	—	(10,141)
GSI	JPY	440,460,845	USD	(4,050,401)	7/30/21	—	(84,668)
GSI	JPY	453,997,041	USD	(4,150,307)	9/9/21	—	(61,307)
GSI	MXN	42,444,000	USD	(2,101,191)	7/29/21	20,243	—
HSBC	CNH	(24,640,000)	USD	3,719,789	7/8/21	—	(87,366)
HSBC	CNH	(10,634,000)	USD	1,629,504	8/6/21	—	(10,221)
HSBC	CNH	(11,793,916)	USD	1,836,549	9/9/21	22,288	—
HSBC	CNH	(30,780,954)	USD	4,734,584	9/24/21	4,780	—
HSBC	CNH	(15,455,579)	USD	2,376,800	9/30/21	2,945	—
HSBC	EUR	(2,002,000)	USD	2,371,297	7/15/21	—	(3,339)
HSBC	EUR	2,372,414	USD	(2,879,145)	7/30/21	—	(64,252)
HSBC	GBP	2,455,000	USD	(3,422,491)	7/22/21	—	(26,256)
HSBC	GBP	2,455,000	USD	(3,422,481)	7/23/21	—	(26,235)
HSBC	IDR	4,612,233,450	USD	(319,894)	8/11/21	—	(4,763)
HSBC	JPY	656,826,104	USD	(5,975,262)	7/15/21	—	(62,245)
HSBC	JPY	332,766,000	USD	(3,049,283)	8/19/21	—	(52,713)
HSBC	SEK	(23,011,000)	USD	2,784,330	8/26/21	94,124	—
JPMC	AUD	2,612,886	USD	(2,015,967)	8/20/21	—	(55,980)
JPMC	AUD	550,211	USD	(426,935)	8/26/21	—	(14,201)
LVIP BlackRock Global Allocation Fund–33

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
Foreign Currency Exchange Contracts1 (continued)
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
JPMC	AUD	1,847,802	USD	(1,429,681)	8/27/21	$ —	$ (43,567)
JPMC	AUD	2,047,810	USD	(1,571,114)	9/2/21	—	(34,937)
JPMC	CNH	(21,467,682)	USD	3,293,852	9/23/21	—	(5,117)
JPMC	EUR	3,951,000	USD	(4,644,904)	7/9/21	40,906	—
JPMC	EUR	2,765,376	USD	(3,317,479)	7/21/21	—	(36,960)
JPMC	EUR	1,590,084	USD	(1,911,127)	8/6/21	—	(24,248)
JPMC	EUR	(2,009,000)	USD	2,400,439	8/12/21	16,161	—
JPMC	GBP	(2,443,000)	USD	3,458,151	8/5/21	78,407	—
JPMC	JPY	287,883,000	USD	(2,665,770)	7/30/21	—	(73,787)
JPMC	JPY	281,737,000	USD	(2,589,899)	8/5/21	—	(53,146)
JPMC	JPY	377,329,000	USD	(3,477,732)	8/12/21	—	(80,071)
JPMC	KRW	2,147,154,000	USD	(1,903,843)	8/24/21	—	(4,172)
JPMC	NOK	(19,811,000)	USD	2,376,860	7/22/21	75,706	—
MSC	AUD	1,350,000	USD	(1,047,657)	7/22/21	—	(35,104)
MSC	CAD	2,142,937	USD	(1,741,489)	9/23/21	—	(12,812)
MSC	CHF	4,414,000	USD	(4,764,218)	7/14/21	8,224	—
MSC	EUR	(1,596,461)	USD	1,862,901	7/9/21	—	(30,470)
MSC	EUR	(2,765,376)	USD	3,381,522	7/21/21	101,003	—
MSC	EUR	1,195,191	USD	(1,446,912)	7/23/21	—	(29,017)
MSC	GBP	(1,591,000)	USD	2,201,933	7/29/21	903	—
MSC	GBP	2,443,000	USD	(3,395,068)	8/5/21	—	(15,324)
MSC	JPY	342,792,000	USD	(3,141,924)	7/29/21	—	(55,590)
MSC	JPY	207,663,000	USD	(1,895,218)	8/26/21	—	(25,095)
MSC	KRW	2,163,592,000	USD	(1,925,761)	8/25/21	—	(11,559)
MSC	PLN	7,362,000	USD	(1,862,901)	7/9/21	67,971	—
UBS	CHF	(2,169,000)	USD	2,423,261	7/14/21	78,126	—
UBS	CNH	(4,793,534)	USD	735,350	9/23/21	—	(1,279)
UBS	EUR	(210,000)	USD	256,470	9/16/21	7,062	—
UBS	EUR	(131,019)	USD	155,689	9/24/21	55	—
UBS	JPY	342,792,000	USD	(3,141,025)	7/21/21	—	(54,908)
Total Foreign Currency Exchange Contracts						$800,306	$(2,519,035)
LVIP BlackRock Global Allocation Fund–34

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Interest Rate Contracts:
136	Australia 10 yr Bonds	$ 14,400,319	$ 14,450,336	9/15/21	$ —	$ (50,017)
110	Euro-BTP	19,748,787	19,617,402	9/8/21	131,385	—
28	Euro-Bund	5,730,825	5,722,071	9/8/21	8,754	—
6	Euro-Buxl	1,445,951	1,422,645	9/8/21	23,306	—
8	Japan 10 yr Bonds	10,923,264	10,924,729	9/13/21	—	(1,465)
(44)	Long Gilt	(7,796,832)	(7,747,836)	9/28/21	—	(48,996)
102	U.S. Treasury 10 yr Notes	13,515,000	13,477,450	9/21/21	37,550	—
(413)	U.S. Treasury 10 yr Ultra Notes	(60,794,891)	(60,001,280)	9/21/21	—	(793,611)
502	U.S. Treasury 5 yr Notes	61,961,704	62,047,634	9/30/21	—	(85,930)
25	U.S. Treasury Long Bonds	4,018,750	3,924,688	9/21/21	94,062	—
(482)	U.S. Treasury Notes	(106,194,390)	(106,270,503)	9/30/21	76,113	—
20	U.S. Treasury Ultra Bonds	3,853,750	3,809,337	9/21/21	44,413	—
					415,583	(980,019)
Equity Contracts:
10	DAX Index	4,603,082	4,672,476	9/17/21	—	(69,394)
19	E-mini MSCI Emerging Markets Index	1,296,560	1,302,774	9/17/21	—	(6,214)
(58)	E-mini NASDAQ 100	(16,876,840)	(16,224,001)	9/17/21	—	(652,839)
94	E-mini Russell 2000 Index	10,846,660	10,954,393	9/17/21	—	(107,733)
(387)	E-mini S&P 500 Index	(82,984,410)	(81,985,510)	9/17/21	—	(998,900)
4	E-mini S&P TTSX 60 Index	776,186	770,969	9/16/21	5,217	—
126	Euro STOXX 50 Index	6,059,100	6,184,144	9/17/21	—	(125,044)
31	FTSE 100 Index	2,993,399	3,043,844	9/17/21	—	(50,445)
10	FTSE 100 Index	1,482,404	1,513,529	9/17/21	—	(31,125)
(6)	SPI 200 Index	(812,533)	(818,933)	9/16/21	6,400	—
1	Yen Denominated Nikkei 225 Index	129,461	129,873	9/9/21	—	(412)
					11,617	(2,042,106)
Total Futures Contracts					$427,200	$(3,022,125)
Swap Contracts1
Credit Default Swap (CDS) Contracts
Reference Obligation/ Payment Frequency	Notional Amount[3]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[2]	Unrealized Depreciation[2]
Centrally Cleared:
Protection Purchased
CDX.NA.HY.34- Quarterly[4]	587,595	5.00%	6/20/25	$(59,002)	$(53,828)	$—	$(5,174)
CDX.NA.IG.33- Quarterly[5]	34,561,915	1.00%	12/20/24	(700,753)	(558,735)	—	(142,018)
CDX.NA.IG.36- Quarterly[5]	1,684,509	1.00%	6/20/26	(42,723)	(40,211)	—	(2,512)
					(652,774)	—	(149,704)
Protection Sold
ITRAXX.XO.33- Quarterly[6]	EUR 2,601,054	5.00%	12/20/25	398,819	188,525	210,294	—
ITRAXX.XO.35- Quarterly[6]	EUR 1,827,000	5.00%	6/20/26	269,446	268,638	808	—
					457,163	211,102	—

LVIP BlackRock Global Allocation Fund–35

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
Swap Contracts1
Credit Default Swap (CDS) Contracts (continued)
Counterparty/ Reference Obligation/ Payment Frequency	Notional Amount[3]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:
Protection Purchased
BCLY Bombardier Inc 7.45 - 05/01/2034 - Quarterly	323,216	5.00%	6/20/23	$(14,868)	$35,924	$—	$(50,792)
Protection Sold
BCLY Bombardier Inc 7.45 - 05/01/2034 - Quarterly	480,000	5.00%	12/20/21	8,250	(10,558)	18,807	—
					25,366	18,807	(50,792)
Total CDS Contracts					$(170,245)	$229,909	$(200,496)
Swap Contracts1
Interest Rate Swap (IRS) Contracts
Reference Obligation/ Payment Frequency (Fixed Rate/Floating Rate)	Notional Amount[3]	Fixed Interest Rate Paid (Received)	Floating Interest Rate Paid (Received)	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[2]	Unrealized Depreciation[2]
Centrally Cleared:
2 yr IRS-(Semiannual)	CAD 26,623,112	(1.91%)	0.44% [7]	7/9/21	$157,546	$3	$157,543	$—
10 yr IRS-(Semiannual/Quarterly)	1,972,000	0.69%	(0.14%) [8]	6/23/30	112,986	31	112,955	—
10 yr IRS-(Semiannual/Quarterly)	4,443,151	(1.08%)	0.16% [8]	8/17/30	(94,194)	73	—	(94,267)
10 yr IRS-(Semiannual/Quarterly)	2,136,495	(0.64%)	0.15% [8]	8/21/30	(131,740)	35	—	(131,775)
10 yr IRS-(Semiannual/Quarterly)	1,236,000	0.71%	(0.15%) [8]	9/25/30	70,260	21	70,239	—
10 yr IRS-(Semiannual/Quarterly)	988,000	0.76%	(0.15%) [8]	9/29/30	51,469	16	51,453	—
10 yr IRS-(Semiannual/Quarterly)	808,365	(0.68%)	0.12% [8]	9/14/30	(48,092)	13	—	(48,106)
10 yr IRS-(Semiannual/Quarterly)	1,236,000	(0.66%)	0.15% [8]	9/25/30	(75,847)	21	—	(75,868)
10 yr IRS-(Semiannual/Quarterly)	988,000	(0.69%)	0.15% [8]	9/29/30	(57,877)	16	—	(57,893)
10 yr IRS-(Semiannual/Quarterly)	8,919,367	(1.40%)	0.14% [8]	4/7/31	(3,845)	142	—	(3,987)
10 yr IRS-(Semiannual/Quarterly)	5,139,268	(1.42%)	0.13% [8]	4/8/31	7,310	82	7,228	—
10 yr IRS-(Semiannual/Quarterly)	3,303,612	1.57%	(0.14%) [8]	5/27/31	(49,309)	53	—	(49,363)
10 yr IRS-(Semiannual/Quarterly)	585,787	1.54%	(0.14%) [8]	5/28/31	(7,106)	9	—	(7,116)
10 yr IRS-(Semiannual/Quarterly)	4,977,540	2.18%	(0.14%) [8]	6/17/31	(59,132)	46	—	(59,178)
10 yr IRS-(Semiannual/Quarterly)	5,050,000	2.18%	(0.14%) [8]	6/17/31	(59,702)	47	—	(59,749)
10 yr IRS-(Semiannual/Quarterly)	5,050,000	2.16%	(0.14%) [8]	6/18/31	(55,641)	47	—	(55,688)
10 yr IRS-(Semiannual/Quarterly)	2,062,000	1.99%	(0.14%) [8]	7/2/31	19	19	—	—
10 yr IRS-(Semiannual/Quarterly)	2,043,203	1.17%	(0.18%) [8]	2/4/31	41,822	32	41,790	—
10 yr IRS-(Semiannual/Quarterly)	1,204,516	1.20%	(0.18%) [8]	2/5/31	22,192	19	22,174	—
2 yr IRS-(Semiannual/Quarterly)	39,683,220	1.06%	(0.15%) [8]	3/27/22	(371,440)	203	—	(371,643)
2 yr IRS-(Semiannual/Quarterly)	22,182,766	0.88%	(0.16%) [8]	8/17/22	(241,216)	173	—	(241,389)
2 yr IRS-(Monthly)	MXN 34,644,162	(4.42%)	4.29% [9]	2/28/23	(42,637)	6	—	(42,643)
2 yr IRS-(Monthly)	MXN 34,633,271	(4.50%)	4.52% [9]	3/3/23	(40,641)	6	—	(40,647)
3 yr IRS-(Monthly)	MXN 24,581,627	(4.68%)	4.29% [9]	2/27/24	(47,671)	5	—	(47,675)
3 yr IRS-(Monthly)	MXN 24,581,627	(4.86%)	4.52% [9]	3/1/24	(42,428)	5	—	(42,433)
30 yr IRS-(Semiannual/Quarterly)	1,464,000	0.89%	(0.15%) [8]	7/2/50	295,877	35	295,842	—
30 yr IRS-(Semiannual/Quarterly)	958,135	0.88%	(0.19%) [8]	7/21/50	196,502	23	196,478	—
30 yr IRS-(Semiannual/Quarterly)	1,169,000	(0.97%)	0.18% [8]	10/28/50	(217,289)	29	—	(217,318)
30 yr IRS-(Semiannual/Quarterly)	489,000	(1.08%)	0.15% [8]	9/28/50	(77,103)	12	—	(77,115)
30 yr IRS-(Semiannual/Quarterly)	2,084,599	(1.08%)	0.15% [8]	9/28/50	(331,217)	51	—	(331,268)
30 yr IRS-(Semiannual/Quarterly)	3,076,000	1.27%	(0.18%) [8]	10/23/50	347,685	78	347,607	—
30 yr IRS-(Semiannual/Quarterly)	1,216,016	1.17%	(0.18%) [8]	10/28/50	167,143	31	167,112	—
30 yr IRS-(Semiannual/Quarterly)	3,539,123	0.98%	(0.18%) [8]	10/29/50	649,094	89	649,005	—
30 yr IRS-(Semiannual/Quarterly)	1,437,202	(1.07%)	0.19% [8]	10/21/50	(231,983)	36	—	(232,020)
LVIP BlackRock Global Allocation Fund–36

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
Swap Contracts1
Interest Rate Swap (IRS) Contracts (continued)
Reference Obligation/ Payment Frequency (Fixed Rate/Floating Rate)	Notional Amount[3]	Fixed Interest Rate Paid (Received)	Floating Interest Rate Paid (Received)	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[2]	Unrealized Depreciation[2]
Centrally Cleared:(continued)
30 yr IRS-(Semiannual/Quarterly)	17,914,078	(0.37%)	0.18% [8]	10/29/25	(349,979)	$241	$—	$(350,220)
30 yr IRS-(Semiannual/Quarterly)	2,634,180	1.30%	(0.15%) [8]	11/19/50	281,192	67	281,126	—
30 yr IRS-(Semiannual/Quarterly)	3,283,547	0.81%	(0.15%) [8]	11/23/30	167,278	57	167,222	—
30 yr IRS-(Semiannual/Quarterly)	1,216,016	1.22%	(0.14%) [8]	11/27/50	153,684	31	153,653	—
30 yr IRS-(Semiannual/Quarterly)	863,978	1.45%	(0.12%) [8]	12/11/50	61,572	22	61,550	—
30 yr IRS-(Semiannual/Quarterly)	1,216,016	1.27%	(0.15%) [8]	12/30/50	140,392	31	140,361	—
30 yr IRS-(Semiannual/Quarterly)	4,734,881	(1.20%)	0.13% [8]	12/22/50	(625,582)	120	—	(625,702)
30 yr IRS-(Semiannual/Quarterly)	1,708,765	2.01%	(0.14%) [8]	5/27/51	(109,391)	54	—	(109,445)
30 yr IRS-(Semiannual/Quarterly)	281,178	1.97%	(0.14%) [8]	5/28/51	(15,481)	9	—	(15,489)
30 yr IRS-(Semiannual/Quarterly)	535,345	2.04%	(0.13%) [8]	6/7/51	(37,562)	17	—	(37,579)
30 yr IRS-(Semiannual/Quarterly)	4,190,071	(0.98%)	0.15% [8]	6/28/26	6,643	39	6,604	—
30 yr IRS-(Semiannual/Quarterly)	2,803,064	1.45%	(0.14%) [8]	1/7/51	187,487	86	187,401	—
30 yr IRS-(Semiannual/Quarterly)	959,496	1.52%	(0.13%) [8]	1/8/51	46,478	29	46,449	—
30 yr IRS-(Semiannual/Quarterly)	2,039,352	1.63%	(0.18%) [8]	1/25/51	47,348	63	47,286	—
30 yr IRS-(Semiannual/Quarterly)	3,772,189	1.48%	(0.18%) [8]	1/28/51	222,825	116	222,709	—
30 yr IRS-(Semiannual/Quarterly)	2,078,083	1.58%	(0.18%) [8]	2/1/51	87,469	64	87,405	—
30 yr IRS-(Semiannual/Quarterly)	1,163,054	1.66%	(0.18%) [8]	2/4/51	25,367	36	25,331	—
30 yr IRS-(Semiannual/Quarterly)	1,204,516	1.68%	(0.18%) [8]	2/5/51	20,098	37	20,061	—
30 yr IRS-(Semiannual/Quarterly)	2,281,240	0.89%	(0.16%) [8]	2/10/51	475,823	70	475,753	—
30 yr IRS-(Semiannual/Quarterly)	468,774	1.88%	(0.15%) [8]	2/22/51	(14,468)	14	—	(14,482)
30 yr IRS-(Semiannual/Quarterly)	3,421,860	(1.24%)	0.16% [8]	2/10/51	(423,703)	105	—	(423,808)
4 yr IRS-(Semiannual/Quarterly)	8,141,276	0.53%	(0.14%) [8]	6/6/24	29,390	82	29,308	—
4 yr IRS-(Semiannual/Quarterly)	31,150,000	0.40%	(0.13%) [8]	3/8/24	65,513	123	65,390	—
5 yr IRS-(Semiannual/Quarterly)	15,946,713	1.60%	(0.18%) [8]	1/24/25	(623,725)	331	—	(624,056)
5 yr IRS-(Semiannual/Quarterly)	6,209,000	0.35%	(0.13%) [8]	8/27/25	108,432	79	108,353	—
5 yr IRS-(Semiannual/Quarterly)	4,985,000	(0.46%)	0.15% [8]	11/23/25	(83,386)	68	—	(83,454)
5 yr IRS-(Semiannual/Quarterly)	12,110,094	0.62%	(0.13%) [8]	4/8/26	164,948	108	164,840	—
5 yr IRS-(Semiannual/Quarterly)	29,410,228	0.60%	(0.13%) [8]	4/8/26	428,325	261	428,064	—
5 yr IRS-(Semiannual/Quarterly)	29,410,228	(0.85%)	0.13% [8]	4/8/26	(81,609)	261	—	(81,870)
5 yr IRS-(Semiannual/Quarterly)	12,110,094	(0.87%)	0.13% [8]	4/8/26	(22,183)	107	—	(22,290)
5 yr IRS-(Semiannual/Quarterly)	27,742,000	0.63%	(0.14%) [8]	5/26/26	402,229	253	401,976	—
5 yr IRS-(Semiannual/Quarterly)	41,997,765	0.64%	(0.14%) [8]	5/27/26	589,408	383	589,025	—
5 yr IRS-(Semiannual/Quarterly)	13,999,255	0.85%	(0.14%) [8]	5/27/26	53,986	128	53,859	—
5 yr IRS-(Semiannual/Quarterly)	6,983,451	0.57%	(0.15%) [8]	6/28/24	(4,555)	31	—	(4,586)
5 yr IRS-(Semiannual/Quarterly)	4,811,429	1.99%	(0.14%) [8]	7/2/31	45	45	—	—
5 yr IRS-(Semiannual/Quarterly)	1,189,341	(1.83%)	0.13% [8]	6/22/51	22,946	38	22,908	—
5 yr IRS-(Semiannual/Quarterly)	5,999,681	0.68%	(0.15%) [8]	2/19/26	56,596	51	56,545	—
5 yr IRS-(Semiannual/Quarterly)	1,639,664	0.68%	(0.15%) [8]	2/22/26	15,561	14	15,547	—
5 yr IRS-(Semiannual/Quarterly)	12,546,820	(0.39%)	0.16% [8]	2/10/26	(285,470)	107	—	(285,577)
5 yr IRS-(Semiannual/Quarterly)	19,115,000	(0.83%)	0.13% [8]	3/8/26	(53,102)	165	—	(53,267)
Total IRS Contracts						$5,450	$5,978,152	$(5,018,966)
LVIP BlackRock Global Allocation Fund–37

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
Swap Contracts1
Total Return Swap (TRS) Contracts
Counterparty/ Swap Obligation	Notional Amount[3]	Floating Interest Paid (Received)	Termination Date	Value	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:
BNP- Receive amounts based on S&P 500 and pay variable yearly payments based on LIBOR12M.	318,150	(1.00%)	12/17/21	$(4,200)	$—	$(4,200)
GSI- Receive amounts based on BBL8X USD Total Return Index and pay variable quarterly payments based on LIBOR03M	203,193	(0.28%)	2/22/22	28,017	28,017	—
GSI- Receive amounts based on Markit iBoxx USD Liquid Leveraged Loans Total Return Index and pay variable quarterly payments based on LIBOR03M	1,484,416	(0.13%)	9/20/21	(4,436)	—	(4,436)
MSC- Receive amounts based on Markit iBoxx USD Liquid Leveraged Loans Total Return Index and pay variable quarterly payments based on LIBOR03M	989,611	(0.13%)	9/20/21	(5,102)	—	(5,102)
JPM- Receive amounts based on SPDR® USD Liquid Leveraged Loans Total Return Index and pay variable quarterly payments based on LIBOR03M	371,612	0.42%	9/16/21	3,611	3,611	—
Total TRS Contracts					$31,628	$(13,738)
Swap Contracts1
Contracts For Difference (CFD) Swap Contracts
Counterparty/ Reference Entity/ Payment Frequency	Number of Contracts	Financing Rate[10]	Termination Date[11]	Notional Amount[3]	Value	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:
Short Equities
Australia
JPM - Afterpay - Monthly	(261)	0.15%	7/12/2021	(27,296)	$(3,475)	$—	$(3,475)
JPM - Macquarie Group - Monthly	(373)	0.15%	7/12/2021	(43,987)	182	182	—
JPM - Transurban Group - Monthly	(395)	0.14%	7/12/2021	(4,215)	(5)	—	(5)
JPM - Westpac Banking - Monthly	(1,102)	0.15%	7/12/2021	(33,903)	1,498	1,498	—
Barbados
JPM - Raia Drogasil - Monthly	(8,861)	0.40%	7/12/2021	(49,210)	5,416	5,416	—
Brazil
CITI - Banco BTG Pactual - Monthly	(733)	0.10%	7/22/2021	(17,694)	(97)	—	(97)
JPM - Hapvida Participacoes e Investimentos - Monthly	(18,169)	0.40%	7/12/2021	(57,019)	1,077	1,077	—
JPM - Lojas Americanas - Monthly	(7,635)	0.67%	7/12/2021	(33,982)	1,192	1,192	—
Canada
JPM - Canadian Pacific Railway - Monthly	(243)	0.17%	7/12/2021	(49,328)	977	977	—
JPM - Fairfax Financial Holdings - Monthly	(38)	0.17%	7/12/2021	(17,304)	623	623	—
CITI - Power Corp of Canada - Monthly	(783)	0.09%	7/22/2021	(25,401)	627	627	—
JPM - Shaw Communications - Monthly	(2,063)	0.17%	7/12/2021	(96,918)	2,364	2,364	—
China
CITI - Beigene Representing - Monthly	(72)	0.09%	7/22/2021	(23,941)	(768)	—	(768)
CITI - Bilibili - Monthly	(454)	0.09%	7/22/2021	(50,214)	(5,101)	—	(5,101)
CITI - China Longyuan Power Group - Monthly	(23,000)	0.09%	7/22/2021	(40,044)	416	416	—
JPM - Fuyao Glass Industry Group - Monthly	(2,800)	0.20%	7/12/2021	(18,567)	(1,155)	—	(1,155)
JPM - GDS Holdings - Monthly	(504)	0.10%	7/12/2021	(38,390)	(1,169)	—	(1,169)
JPM - Innovent Biologics - Monthly	(2,500)	0.29%	7/12/2021	(28,516)	(634)	—	(634)
CITI - Microport Scientific - Monthly	(8,000)	0.09%	7/22/2021	(73,865)	2,115	2,115	—
LVIP BlackRock Global Allocation Fund–38

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
Swap Contracts1
Contracts For Difference (CFD) Swap Contracts (continued)
Counterparty/ Reference Entity/ Payment Frequency	Number of Contracts	Financing Rate[10]	Termination Date[11]	Notional Amount[3]	Value	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:
Short Equities (continued)
China (continued)
JPM - Shandong Gold Mining - Monthly	(16,250)	1.33%	7/12/2021	(31,763)	$3,012	$3,012	$—
JPM - Tencent Music Entertainment Group - Monthly	(951)	0.10%	7/12/2021	(14,541)	(181)	—	(181)
JPM - Zai Lab - Monthly	(63)	0.10%	7/12/2021	(10,651)	(499)	—	(499)
CITI - Zijin Mining Group - Monthly	(6,000)	0.09%	7/22/2021	(7,912)	(154)	—	(154)
Denmark
CITI - Vestas Wind Systems - Monthly	(1,734)	0.09%	7/22/2021	(64,288)	(3,407)	—	(3,407)
Finland
CITI - Sampo - Monthly	(2,130)	0.09%	7/22/2021	(99,225)	1,319	1,319	—
France
CITI - Air Liquide - Monthly	(124)	0.09%	7/22/2021	(22,274)	560	560	—
CITI - Airbus - Monthly	(180)	0.09%	7/22/2021	(24,125)	978	978	—
Germany
JPM - Hannover Rueck - Monthly	(100)	0.20%	7/12/2021	(17,048)	315	315	—
Hong Kong
JPM - Cansino Biologics - Monthly	(200)	0.14%	7/12/2021	(10,847)	221	221	—
CITI - China Conch Venture Holdings - Monthly	(16,000)	0.09%	7/22/2021	(67,581)	209	209	—
CITI - China Molybdenum - Monthly	(18,000)	0.09%	7/22/2021	(9,967)	(718)	—	(718)
CITI - China Resources Gas Group - Monthly	(4,000)	0.09%	7/22/2021	(25,291)	1,289	1,289	—
JPM - China Southern Airlines - Monthly	(50,000)	0.20%	7/12/2021	(34,735)	3,702	3,702	—
CITI - China Vanke - Monthly	(9,100)	0.09%	7/22/2021	(28,888)	413	413	—
JPM - Country Garden Holdings - Monthly	(26,000)	0.20%	7/12/2021	(31,367)	2,240	2,240	—
JPM - Country Garden Services Holdings - Monthly	(1,000)	0.20%	7/12/2021	(10,154)	(650)	—	(650)
JPM - Geely Automobile Holdings - Monthly	(14,000)	0.20%	7/12/2021	(38,614)	(5,463)	—	(5,463)
JPM - Great Wall Motor - Monthly	(11,500)	0.20%	7/12/2021	(34,832)	(2,338)	—	(2,338)
JPM - Kunlun Energy - Monthly	(14,000)	0.20%	7/12/2021	(14,270)	(421)	—	(421)
JPM - Link - Monthly	(2,151)	0.20%	7/12/2021	(21,001)	158	158	—
CITI - Longfor Group Holdings - Monthly	(8,500)	0.09%	7/22/2021	(47,565)	(48)	—	(48)
JPM - Ping An Healthcare And Technology - Monthly	(2,300)	0.59%	7/12/2021	(26,789)	(1,850)	—	(1,850)
CITI - Shanghai Fosun Pharmaceutical Group - Monthly	(8,000)	0.09%	7/22/2021	(58,412)	(6,178)	—	(6,178)
JPM - Shenzhou International Group Holdings - Monthly	(800)	0.20%	7/12/2021	(19,591)	(611)	—	(611)
CITI - Sunny Optical Technology Group - Monthly	(1,000)	0.09%	7/22/2021	(28,743)	(2,857)	—	(2,857)
CITI - Travelsky Technology - Monthly	(5,000)	0.09%	7/22/2021	(10,547)	(244)	—	(244)
Italy
CITI - Leonardo - Monthly	225,829	0.09%	7/22/2021	1,878,848	(54,521)	—	(54,521)
Japan
JPM - Central Japan Railway - Monthly	(400)	0.15%	7/12/2021	(65,558)	4,832	4,832	—
JPM - Eisai - Monthly	(100)	0.14%	7/12/2021	(10,348)	505	505	—
JPM - Mitsui Fudosan - Monthly	(2,000)	0.15%	7/12/2021	(49,209)	2,844	2,844	—
JPM - Nippon Paint Holdings - Monthly	(700)	0.15%	7/12/2021	(10,011)	500	500	—
JPM - Secom - Monthly	(300)	0.15%	7/12/2021	(23,943)	1,120	1,120	—
JPM - Seven & i Holdings - Monthly	(400)	0.15%	7/12/2021	(18,153)	(937)	—	(937)
JPM - Shimano - Monthly	(200)	0.15%	7/12/2021	(45,107)	(2,375)	—	(2,375)
JPM - Sumitomo Realty & Development - Monthly	(700)	0.15%	7/12/2021	(25,164)	126	126	—
JPM - Sysmex - Monthly	(100)	0.15%	7/12/2021	(10,833)	(1,060)	—	(1,060)
Republic of Korea
CITI - Celltrion Healthcare - Monthly	(434)	0.09%	7/22/2021	(46,101)	1,512	1,512	—
CITI - Hyundai Motor - Monthly	(92)	0.09%	7/22/2021	(19,587)	22	22	—
CITI - Korea Shipbuilding & Offshore Engineering - Monthly	(238)	0.09%	7/22/2021	(28,385)	65	65	—
JPM - Posco Chemical - Monthly	(503)	0.91%	7/12/2021	(64,560)	242	242	—
JPM - Samsung C&T - Monthly	(87)	0.59%	7/12/2021	(11,166)	621	621	—
JPM - Samsung Life Insurance - Monthly	(87)	0.05%	7/12/2021	(6,528)	363	363	—
South Africa
JPM - Capitec Bank Holdings - Monthly	(417)	0.32%	7/12/2021	(51,604)	2,351	2,351	—
Spain
JPM - Aena Sme - Monthly	(351)	0.20%	7/12/2021	(59,457)	1,889	1,889	—
CITI - Ferrovial - Monthly	(361)	0.09%	7/22/2021	(10,623)	27	27	—
CITI - Grifols - Monthly	(270)	0.09%	7/22/2021	(7,283)	(30)	—	(30)
Sweden
CITI - Evolution - Monthly	(59)	0.09%	7/22/2021	(10,102)	772	772	—
CITI - Skandinaviska Enskilda Ban - Monthly	(2,734)	0.09%	7/22/2021	(35,619)	277	277	—
LVIP BlackRock Global Allocation Fund–39

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
Swap Contracts1
Contracts For Difference (CFD) Swap Contracts (continued)
Counterparty/ Reference Entity/ Payment Frequency	Number of Contracts	Financing Rate[10]	Termination Date[11]	Notional Amount[3]	Value	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:
Short Equities (continued)
Switzerland
JPM - Chocoladefabriken Lindt & Spruengli - Monthly	(7)	0.20%	7/12/2021	(68,082)	$(1,626)	$—	$(1,626)
JPM - Schindler Holding - Monthly	(157)	0.20%	7/12/2021	(47,115)	(952)	—	(952)
Taiwan
CITI - E.Sun Financial Holding - Monthly	(11,000)	0.09%	7/22/2021	(9,998)	(385)	—	(385)
United Kingdom
JPM - Allstate - Monthly	(399)	0.10%	7/12/2021	(68,770)	1,652	1,652	—
CITI - Amphenol - Monthly	(618)	0.09%	7/22/2021	(41,734)	(544)	—	(544)
JPM - Aviva - Monthly	(9,008)	0.20%	7/12/2021	(53,764)	3,253	3,253	—
CITI - Bt Group - Monthly	(8,525)	0.09%	7/22/2021	(24,037)	1,190	1,190	—
CITI - Digital Realty Trust - Monthly	(139)	0.09%	7/22/2021	(21,530)	616	616	—
JPM - Hershey - Monthly	(21)	0.10%	7/12/2021	(12,845)	(13)	—	(13)
CITI - HSBC Holdings - Monthly	(5,882)	0.09%	7/22/2021	(34,688)	780	780	—
CITI - Kingsoft Cloud Holdings - Monthly	(475)	0.09%	7/22/2021	(15,961)	(156)	—	(156)
JPM - Kraft Heinz - Monthly	(251)	0.10%	7/12/2021	(17,643)	753	753	—
CITI - Liberty Broadband - Monthly	(363)	0.09%	7/22/2021	(58,516)	(2,530)	—	(2,530)
JPM - Mondelez International - Monthly	(237)	0.10%	7/12/2021	(19,873)	201	201	—
CITI - Oracle - Monthly	(3)	0.09%	7/22/2021	(236)	2	2	—
CITI - Prudential - Monthly	(818)	0.09%	7/22/2021	(16,336)	815	815	—
CITI - SSE - Monthly	(1,854)	0.09%	7/22/2021	(39,168)	737	737	—
CITI - Tesco - Monthly	(15,918)	0.09%	7/22/2021	(49,667)	641	641	—
United States
CITI - Archer-Daniels-Midland - Monthly	(740)	0.09%	7/22/2021	(45,582)	737	737	—
CITI - Boeing - Monthly	(314)	0.09%	7/22/2021	(76,547)	1,325	1,325	—
CITI - GSX Techedu - Monthly	(844)	0.09%	7/22/2021	(11,276)	(1,190)	—	(1,190)
JPM - iQIYI - Monthly	(6,014)	0.10%	7/12/2021	(86,456)	(7,243)	—	(7,243)
CITI - Moderna - Monthly	(197)	0.09%	7/22/2021	(43,608)	(2,683)	—	(2,683)
JPM - Paychex - Monthly	(227)	0.10%	7/12/2021	(23,404)	(953)	—	(953)
JPM - Roper Technologies - Monthly	(164)	0.10%	7/12/2021	(74,404)	(2,708)	—	(2,708)
JPM - Trip.Com Group - Monthly	(484)	0.10%	7/12/2021	(23,814)	956	956	—
JPM - Wal-Mart de Mexico - Monthly	(7,162)	0.47%	7/12/2021	(23,901)	480	480	—
JPM - Xcel Energy - Monthly	(252)	0.10%	7/12/2021	(22,842)	736	736	—
Total Short Equities						$63,845	$(117,929)
Total CFD Swap Contracts						$63,845	$(117,929)
The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the consolidated financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 7 in Notes to Consolidated Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures and centrally cleared swap contracts from the date the contracts were opened through June 30, 2021.
[3] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.
[4] Markit’s North American High Yield CDX Index, or the CDX.NA.HY Index, is composed of 100 of the most liquid North American entities with high yield credit ratings that trade in the CDS market. Constituents for the index can be found at www.markit.com/Documentation.
[5] Markit’s North America Investment Grade Index, or CDX.NA.IG Index, is composed of 125 of the most liquid North American entities with investment grade credit ratings that trade in the CDS market. Constituents for the index can be found at www.markit.com/Documentation.
[6] The Markit iTraxx Crossover Index, or ITRAXX.XO Index comprises the 75 most liquid sub-investment grade entities. Constituents for the index can be found at www.markit.com/Documentation.
[7] Rate resets based on CDOR03M.
[8] Rate resets based on LIBOR03M.
LVIP BlackRock Global Allocation Fund–40

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
[9] Rate resets based on Mexican Interbank Equilibrium Interest Rate 01M.
[10] Financing Rates are based on multiple financing rate benchmarks. The Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 30-300 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The specified benchmarks used in determining the variable rate of interest are the 1 Week USD-LIBOR, 1-Month USD-LIBOR and Federal Funds Rate.
[11] Date reflected is the next payment date. Contracts have an open-ended maturity date.

Summary of Abbreviations:
ADR–American Depositary Receipt
AUD–Australian Dollar
BCLY–Barclays Bank
BNP–BNP Paribas
BOA–Bank of America
BRL–Brazilian Real
BTP–Buoni del Tesoro Poliennali
CAD–Canadian Dollar
CDOR03M–Canadian Bankers' Acceptance Rate 3 Month
CDX.NA.HY–Credit Default Swap Index North America High Yield
CDX.NA.IG–Credit Default Swap Index North American Investment Grade
CHF–Swiss Franc
CITI–Citigroup Global Markets
CLO–Collateralized Loan Obligation
CNH–Chinese Yuan Renminbi
CNY–Chinese Yuan
CSI–Credit Suisse International
DAX–Deutscher Aktien Index
ETF–Exchange-Traded Fund
EUR–Euro
EURIBOR03M–Euro InterBank Offered Rate EUR 3 Month
EURIBOR06M–Euro InterBank Offered Rate EUR 6 Month
FTSE–Financial Times Stock Exchange
GBP–British Pound Sterling
GS–Goldman Sachs
GSI–Goldman Sachs International
HKD–Hong Kong Dollar
HSBC–Hong Kong and Shanghai Banking Corporation
IDR–Indonesia Rupiah
INR–Indian Rupee
IRS–Interest Rate Swap
ITRAXX.XO–Markit iTraxx Crossover Index
JPM–JPMorgan
JPMC–JPMorgan Chase
JPY–Japanese Yen
KRW–South Korean Won
LIBOR01M–Intercontinental Exchange London Interbank Offered Rate USD 1 Month
LIBOR03M–Intercontinental Exchange London Interbank Offered Rate USD 3 Month
LIBOR06M–Intercontinental Exchange London Interbank Offered Rate USD 6 Month
LIBOR12M–Intercontinental Exchange London Interbank Offered Rate USD 12 Month
LNG–Liquefied Natural Gas
MSC–Morgan Stanley & Co.
MSCI–Morgan Stanley Capital International
MXN–Mexican Peso
NOK–Norwegian Krone
NSI–Nomura Securities International
PIK–Payment-in-kind
PLN–Polish Zloty
PRIME–Federal Reserve Prime Lending Rate
RUB–Russian Rouble
S&P–Standard & Poor’s
SEK–Swedish Krona
SPDR–Standard & Poor’s Depositary Receipt
SPI–Swiss Performance Index
USD–United States Dollar
LVIP BlackRock Global Allocation Fund–41

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
Summary of Abbreviations: (continued)
yr–Year
ZAR–South African Rand
See accompanying notes, which are an integral part of the consolidated financial statements.
LVIP BlackRock Global Allocation Fund–42

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Operations
Six Months Ended June 30, 2021 (unaudited)
INVESTMENT INCOME:
Dividends	$ 6,607,080
Interest	2,901,408
Foreign taxes withheld	(476,319)
9,032,169
EXPENSES:
Management fees	3,055,198
Custodian fees	241,640
Shareholder servicing fees	136,309
Accounting and administration expenses	133,186
Pricing fees	57,791
Professional fees	50,852
Interest expense on securities sold short	35,337
Trustees’ fees and expenses	10,370
Reports and statements to shareholders	5,676
Consulting fees	1,385
Distribution fees-Service Class	16
Other	176,763
3,904,523
Less:
Expenses reimbursed	(272,279)
Total operating expenses	3,632,244
NET INVESTMENT INCOME	5,399,925
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments*	56,762,602
Foreign currencies	(206,881)
Foreign currency exchange contracts	(1,339,662)
Futures contracts	(16,277,793)
Options purchased	(5,532,740)
Options written	4,858,133
Swap contracts	191,796
Net realized gain	38,455,455
Net change in unrealized appreciation (depreciation) of:
Investments**	18,727,186
Foreign currencies	(33,980)
Foreign currency exchange contracts	(3,370,836)
Futures contracts	(110,299)
Securities sold short	(303,313)
Options purchased	(1,255,101)
Options written	755,112
Swap contracts	1,573,368
Net change in unrealized appreciation (depreciation)	15,982,137
NET REALIZED AND UNREALIZED GAIN	54,437,592
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 59,837,517

*	Includes $8,442 foreign capital gains taxes paid.
**	Includes $258,129 change in foreign capital gain taxes accrued.
See accompanying notes, which are an integral part of the consolidated financial statements.
LVIP BlackRock Global Allocation Fund–43

LVIP BlackRock Global Allocation Fund
Consolidated Statements of Changes in Net Assets
	Six Months Ended 6/30/21 (unaudited)	Year Ended 12/31/20
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 5,399,925	$ 8,382,126
Net realized gain	38,455,455	16,342,675
Net change in unrealized appreciation (depreciation)	15,982,137	124,925,174
Net increase in net assets resulting from operations	59,837,517	149,649,975
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(20,679,663)
Service Class	—	(253)
	—	(20,679,916)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	6,486,550	11,437,905
Reinvestment of dividends and distributions:
Standard Class	—	20,679,663
Service Class	—	253
	6,486,550	32,117,821
Cost of shares redeemed:
Standard Class	(41,453,648)	(147,144,286)
	(41,453,648)	(147,144,286)
Decrease in net assets derived from capital share transactions	(34,967,098)	(115,026,465)
NET INCREASE IN NET ASSETS	24,870,419	13,943,594
NET ASSETS:
Beginning of period	931,636,976	917,693,382
End of period	$956,507,395	$ 931,636,976
See accompanying notes, which are an integral part of the consolidated financial statements.
LVIP BlackRock Global Allocation Fund–44

LVIP BlackRock Global Allocation Fund
Consolidated Financial Highlights
Selected data for each share of the Fund outstanding throughout the period were as follows:
	LVIP BlackRock Global Allocation Fund Standard Class
	Six Months Ended 6/30/21[2] (unaudited)	Year Ended 12/31/20	4/29/19 [1] to 12/31/19

Net asset value, beginning of period	$ 12.412	$ 10.653	$ 10.000
Income from investment operations:
Net investment income[3]	0.073	0.105	0.096
Net realized and unrealized gain	0.736	1.929	0.718
Total from investment operations	0.809	2.034	0.814
Less dividends and distributions from:
Net investment income	—	(0.091)	(0.100)
Net realized gain	—	(0.184)	(0.061)
Total dividends and distributions	—	(0.275)	(0.161)
Net asset value, end of period	$ 13.221	$ 12.412	$ 10.653
Total return[4]	6.53%	19.23%	8.16%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$956,494	$931,624	$917,683
Ratio of expenses to average net assets	0.77% [5]	0.76% [5]	0.73%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.82%	0.85%	0.75%
Ratio of net investment income to average net assets	1.20% [6]	0.98% [6]	1.40%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.15%	0.89%	1.38%
Portfolio turnover	62%	166%	151%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements/recoupments by the manager. Performance would have been lower had the waivers/reimbursements/recoupments not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	The ratio of expenses to average net assets for the period ended June 30, 2021 and year ended December 31, 2020 excluding brokerage commissions was 0.73%.
[6]	The ratio of net investment income to average net assets for the period ended June 30, 2021 and year ended December 31, 2020 excluding brokerage commissions were 1.25% and 1.01% respectively.
See accompanying notes, which are an integral part of the consolidated financial statements.
LVIP BlackRock Global Allocation Fund–45

LVIP BlackRock Global Allocation Fund
Consolidated Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout the period were as follows:
	LVIP BlackRock Global Allocation Fund Service Class
	Six Months Ended 6/30/21[2] (unaudited)	Year Ended 12/31/20	4/29/19 [1] to 12/31/19

Net asset value, beginning of period	$ 12.416	$ 10.654	$ 10.000
Income from investment operations:
Net investment income[3]	0.060	0.080	0.080
Net realized and unrealized gain	0.736	1.930	0.717
Total from investment operations	0.796	2.010	0.797
Less dividends and distributions from:
Net investment income	—	(0.064)	(0.082)
Net realized gain	—	(0.184)	(0.061)
Total dividends and distributions	—	(0.248)	(0.143)
Net asset value, end of period	$ 13.212	$ 12.416	$ 10.654
Total return[4]	6.41%	19.01%	7.99%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 14	$ 13	$ 11
Ratio of expenses to average net assets	1.02% [5]	1.01% [5]	0.98%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.07%	1.10%	1.00%
Ratio of net investment income to average net assets	0.95% [6]	0.72% [6]	1.15%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.90%	0.63%	1.13%
Portfolio turnover	62%	166%	151%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements/recoupments by the manager. Performance would have been lower had the waivers/reimbursements/recoupments not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	The ratio of expenses to average net assets for the period ended June 30, 2021 and year ended December 31, 2020 excluding brokerage commissions was 0.98%.
[6]	The ratio of net investment income to average net assets for the period ended June 30, 2021 and year ended December 31, 2020 excluding brokerage commissions were 1.00% and 0.76% respectively.
See accompanying notes, which are an integral part of the consolidated financial statements.
LVIP BlackRock Global Allocation Fund–46

LVIP BlackRock Global Allocation Fund
Notes to Consolidated Financial Statements
June 30, 2021 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 105 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These consolidated financial statements and the related notes pertain to the LVIP BlackRock Global Allocation Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek high total investment return.
1. Basis for Consolidation
The Fund may invest up to 25% of its total assets in the shares of LVIP BlackRock Global Allocation Fund Cayman, Ltd., a wholly-owned subsidiary (the "Subsidiary") of the Fund formed in the Cayman Islands. The Subsidiary (unlike the Fund) may invest without limitation in commodity-related instruments. The Subsidiary may also hold cash and invest in other instruments, including fixed-income securities, either as investments or to serve as margin or collateral for the Subsidiary’s derivative positions. The Subsidiary is not registered under the 1940 Act and not subject to all the investor protections of the 1940 Act.
The Fund consolidates its investment in the Subsidiary in these consolidated financial statements. Accordingly, the consolidated financial statements include the assets and liabilities and the results of operations of the Subsidiary. All material intercompany balances and transactions have been eliminated. As of June 30, 2021, the net assets of the Subsidiary were $7,942,057, which represented 0.83% of the Fund's net assets.
2. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.
 Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”). Restricted securities are valued at fair value by the Fund's Fair Valuation Committee, using methods approved by the Board, taking into account a review of information, assumptions and sub-adviser recommendations, as applicable.   Futures contracts are valued at the daily quoted settlement prices.   Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Non exchange-traded options are valued at the last reported sale price.   Other debt securities, credit default swap (“CDS”) contracts, total return swap contracts, interest rate swap contracts, interest rate swap option contracts (swaptions) and contracts for difference ("CFD") are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns
LVIP BlackRock Global Allocation Fund–47

LVIP BlackRock Global Allocation Fund
Notes to Consolidated Financial Statements (continued)
 2. Significant Accounting Policies (continued)
to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2021, and for all open tax years (years ended December 31, 2019–December 31, 2020), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2021, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
To Be Announced Securities (TBA)–The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund's ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.
Unfunded Loan Commitments–Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. Unfunded loan commitments are reflected as a liability on the Statement of Net Assets.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally separates the portion of realized gains and losses on investments in debt securities resulting from changes in foreign exchange rates from that which is due to changes in market prices of debt securities. Gains or losses attributable to the changes in foreign exchange rates are included in the Consolidated Statement of Operations under “Net realized gain (loss) on foreign currencies”. For foreign equity securities and derivatives denominated in foreign currency, these changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Short Sales–The Fund may make short sales in an attempt to protect against declines in an individual security or the overall market, to manage duration, or for such other purposes consistent with the Fund’s investment objective and strategies. Typically, short sales are transactions in which the Fund sells a security it does not own and, at the time a short sale is effected, the Fund incurs an obligation to replace the security borrowed at whatever its price may be at the time the Fund purchases it for delivery to the lender. The price at such time may be more or less than the price at which the security was sold by the Fund. When a short sale transaction is closed out by delivery of the security, any gain or loss on the transaction generally is taxable as short-term capital gain or loss. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale, and potentially additional margin, will be retained by the broker from whom the security is borrowed, to the extent necessary to meet margin requirements, until the short position is closed out.
Use of Estimates–The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual
LVIP BlackRock Global Allocation Fund–48

LVIP BlackRock Global Allocation Fund
Notes to Consolidated Financial Statements (continued)
 2. Significant Accounting Policies (continued)
basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2021.
3. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.65% of the Fund's average daily net assets.   The management fee is calculated daily and paid monthly.
LIAC has contractually agreed to reimburse the Fund to the extent that the Fund's Operating Expenses (excluding interest expense and brokerage commissions) exceed 0.73% of the average daily net assets for the Standard Class and 0.98% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue through at least April 30, 2022, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.
LIAC retains the right to receive reimbursements of excess amounts waived or paid by LIAC under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LIAC and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2021, LIAC has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2022	2023	Total
LIAC	$ 101,741	$ 799,606	$ 901,347
BlackRock Investment Management LLC (“BlackRock”) is responsible for the day-to-day management of the Fund's and the Subsidiary's investment portfolio. For these services, LIAC, not the Fund, pays BlackRock a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Consolidated Statement of Operations. For the six months ended June 30, 2021, costs for these administrative and legal services were as follows:
Administrative	$28,169
Legal	4,480
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Consolidated Statement of Operations.
LVIP BlackRock Global Allocation Fund–49

LVIP BlackRock Global Allocation Fund
Notes to Consolidated Financial Statements (continued)
 3. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Consolidated Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $106 for the six months ended June 30, 2021.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2021, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LIAC	$ 48,723
Management fees payable to LIAC	513,559
Distribution fees payable to LFD	3
Printing and mailing fees payable to Lincoln Life	6,220
Shareholder servicing fees payable to Lincoln Life	22,913
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
4. Investments
For the six months ended June 30, 2021, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases other than U.S. government securities	$508,252,041
Purchases of U.S. government securities	18,887,827
Sales other than U.S. government securities	563,290,463
Sales of U.S. government securities	50,276,036
At June 30, 2021, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2021, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes for the Fund were as follows:
Cost of investments and derivatives	$ 749,687,377
Aggregate unrealized appreciation of investments and derivatives	$1,355,219,337
Aggregate unrealized depreciation of investments and derivatives	(17,184,705)
Net unrealized appreciation of investments and derivatives	$1,338,034,632
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Consolidated Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2021.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
LVIP BlackRock Global Allocation Fund–50

LVIP BlackRock Global Allocation Fund
Notes to Consolidated Financial Statements (continued)
 4. Investments (continued)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Argentina	$ 3,994,174	$ —	$ —	$ 3,994,174
Australia	842,810	—	1,038,088	1,880,898
Belgium	30,730	—	—	30,730
Brazil	1,390,113	—	—	1,390,113
Canada	9,541,863	—	—	9,541,863
Cayman Islands	321,398	—	—	321,398
Chile	24,612	—	—	24,612
China	23,728,990	—	—	23,728,990
Denmark	2,531,131	—	—	2,531,131
Finland	1,905,605	—	—	1,905,605
France	33,959,098	—	—	33,959,098
Germany	35,667,021	—	—	35,667,021
Greenland	612,946	—	—	612,946
Hong Kong	5,325,116	—	5,641	5,330,757
India	2,248,045	—	—	2,248,045
Indonesia	248,272	—	—	248,272
Ireland	1,135,097	—	—	1,135,097
Israel	275,204	—	—	275,204
Italy	16,338,732	—	—	16,338,732
Japan	16,590,725	—	—	16,590,725
Mexico	29,350	—	—	29,350
Netherlands	21,127,904	—	—	21,127,904
New Zealand	15,937	—	—	15,937
Norway	147,240	—	—	147,240
Poland	492,873	—	—	492,873
Portugal	173,961	—	—	173,961
Republic of Korea	7,027,100	—	—	7,027,100
Saudi Arabia	11,197	—	—	11,197
Singapore	619,797	—	—	619,797
South Africa	112,829	—	—	112,829
Spain	4,065,546	—	—	4,065,546
Sweden	12,137,018	—	—	12,137,018
Switzerland	8,609,458	—	—	8,609,458
Taiwan	10,037,283	—	338,627	10,375,910
Thailand	742,501	—	—	742,501
United Arab Emirates	—	—	—*	0
United Kingdom	30,569,359	—	—	30,569,359
United States	424,077,496	—	93,328	424,170,824
Convertible Preferred Stocks	4,393,040	—	2,328,204	6,721,244
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LVIP BlackRock Global Allocation Fund
Notes to Consolidated Financial Statements (continued)
 4. Investments (continued)
	Level 1	Level 2	Level 3	Total
Preferred Stocks	$ 3,882,907	$ —	$ —	$ 3,882,907
Warrants	30,370	—	—	30,370
Convertible Bonds	—	238,756	—	238,756
Agency Commercial Mortgage-Backed Securities	—	679,946	—	679,946
Corporate Bonds
Argentina	—	106,425	—	106,425
Armenia	—	204,416	—	204,416
Australia	—	253,824	4,080,331	4,334,155
Bahrain	—	223,646	—	223,646
Brazil	—	962,822	—	962,822
Canada	—	545,208	—	545,208
Cayman Islands	—	226,223	—	226,223
Chile	—	434,670	—	434,670
Colombia	—	416,149	—	416,149
Cyprus	—	195,000	—	195,000
Dominican Republic	—	209,250	—	209,250
Germany	—	1,715,468	—	1,715,468
Greece	—	621,670	—	621,670
Guatemala	—	208,250	—	208,250
India	—	412,200	—	412,200
Indonesia	—	227,091	—	227,091
Israel	—	265,116	—	265,116
Italy	—	441,579	—	441,579
Kyrgyzstan	—	211,024	—	211,024
Luxembourg	—	1,549,832	—	1,549,832
Mexico	—	1,808,965	—	1,808,965
Netherlands	—	691,047	—	691,047
Panama	—	180,064	—	180,064
Peru	—	206,252	—	206,252
Saudi Arabia	—	270,858	—	270,858
Singapore	—	201,520	—	201,520
South Africa	—	225,000	—	225,000
Switzerland	—	257,563	—	257,563
Ukraine	—	216,912	—	216,912
United Arab Emirates	—	356,632	—	356,632
United Kingdom	—	2,453,355	—	2,453,355
United States	—	28,362,424	—	28,362,424
Loan Agreements	—	18,514,377	—	18,514,377
Municipal Bond	—	327,084	—	327,084
Non-Agency Asset-Backed Securities	—	14,589,303	1,606,499	16,195,802
Non-Agency Commercial Mortgage-Backed Securities	—	15,859,825	—	15,859,825
Sovereign Bonds	—	49,884,545	—	49,884,545
U.S. Treasury Obligation	—	5,338,094	—	5,338,094
Exchange-Traded Funds	14,984,823	—	—	14,984,823
Money Market Fund	81,946,120	—	—	81,946,120
Options Purchased	2,519,677	1,548,885	—	4,068,562
Total Investments	$784,465,468	$151,641,270	$9,490,718	$945,597,456
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LVIP BlackRock Global Allocation Fund
Notes to Consolidated Financial Statements (continued)
 4. Investments (continued)
	Level 1	Level 2	Level 3	Total
Liabilities:
Common Stocks Sold Short	$ (4,998,624)	$ —	$ —	$ (4,998,624)
Total Investments	$ (4,998,624)	$ —	$ —	$ (4,998,624)
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$ —	$ 800,306	$—	$ 800,306
Futures Contracts	$ 427,200	$ —	$—	$ 427,200
Swap Contracts	$ —	$ 6,303,534	$—	$ 6,303,534
Liabilities:
Foreign Currency Exchange Contracts	$ —	$(2,519,035)	$—	$(2,519,035)
Futures Contracts	$(3,022,125)	$ —	$—	$(3,022,125)
Options Written	$ (896,758)	$(1,336,132)	$—	$(2,232,890)
Swap Contracts	$ —	$(5,351,129)	$—	$(5,351,129)

*	Includes securities that have been valued at zero on the "Consolidated Statement of Net Assets" that are considered to be Level 3 investments in this table.
During the six months ended June 30, 2021, there were no material transfers to or from Level 3 investments.
5. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/21	12/31/20
Shares sold:
Standard Class	507,851	1,069,148
Service Class	—	—
Shares reinvested:
Standard Class	—	1,745,436
Service Class	—	21
	507,851	2,814,605
Shares redeemed:
Standard Class	(3,221,649)	(13,901,747)
Service Class	—	—
	(3,221,649)	(13,901,747)
Net increase	(2,713,798)	(11,087,142)
6. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $300,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 16, 2022.
The Fund had no amounts outstanding as of June 30, 2021, or at any time during the period then ended.
7. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Foreign Currency Exchange Contracts–The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S.
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Notes to Consolidated Financial Statements (continued)
 7. Derivatives (continued)
dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of foreign currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
During the six months ended June 30, 2021, the Fund entered into foreign currency exchange contracts to fix the U.S. dollar value of a security between trade date and settlement date and to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2021, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; to facilitate investments in portfolio securities and as a cash management tool.
Options Contracts–During the six months ended June 30, 2021, the Fund entered into options contracts in the normal course of pursuing its investment objective and strategies. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund's exposure to changes in securities prices caused by interest rates or market conditions and foreign currencies; as an efficient means of adjusting the Fund's overall exposure to certain markets; to protect the value of portfolio securities; to facilitate investments in portfolio securities; as a cash management tool; and to generate income. The Fund may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid at the close of the transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. When buying options, the Fund is subject to counterparty risk.
During the six months ended June 30, 2021, the Fund used options contracts, including swaptions, to manage the Fund’s exposure to changes in securities prices caused by interest rates or market conditions; to manage the Fund’s exposure to changes in foreign currencies; to adjust the Fund’s overall exposure to certain markets; to generate income; to protect the value of portfolio securities; as a cash management tool; to purchase the underlying security for the Fund at a price lower than the current market value of the security by selling put options; to facilitate investments in portfolio securities; to offset capital losses and to receive premiums for writing options.
Swap Contracts–The Fund enters into CDS contracts, total return swap contracts, inflation swap contracts, interest rate swap contracts and CFDs in the normal course of pursuing its investment objective and strategies. The Fund may enter into CDS contracts in order to hedge against a credit event (including single name, baskets, and systemic), to enhance total return or to gain exposure to certain securities or markets. The
LVIP BlackRock Global Allocation Fund–54

LVIP BlackRock Global Allocation Fund
Notes to Consolidated Financial Statements (continued)
 7. Derivatives (continued)
Fund may also use total return swaps as a substitute for futures or options contracts if such contracts are not directly available to the Fund on favorable terms and to gain exposure to markets the Fund invests in. The Fund may use inflation swaps to hedge the inflation risk in nominal bonds, thereby creating synthetic inflation-indexed bonds. The Fund may use interest rate swaps to manage the Fund’s sensitivity to interest rates or hedge against changes in interest rates.
Interest Rate Swaps–An interest rate swap contract is an exchange of interest rates between counterparties. An interest rate swap generally involves one party making payments based on a fixed interest rate in return for payments from a counterparty based on a variable or floating interest rate. The Fund may enter into either side of such swap contract. Interest rate swaps may be used to manage the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received payment(receipt) to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by (1) for bilateral swap contracts having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for centrally cleared swaps, trading these instruments through a central counterparty.
During the six months ended June 30, 2021, the Fund used interest rate swap contracts to manage the Fund's sensitivity to interest rates or to hedge against changes in interest rates.
Credit Default Swaps–A CDS contract is a risk-transfer instrument through which one party (a purchaser of protection) transfers to another party (a seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the counterparty the agreed-upon value for the reference security or basket of securities. Credit events generally include, among others, bankruptcy, failure to pay and obligation default.
During the six months ended June 30, 2021, the Fund entered into CDS contracts as a buyer and seller of protection. Periodic payments (receipts) on CDS contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of a CDS contract. Initial margin and variation margin is posted to central counterparties for centrally cleared CDS basket trades, as determined by an applicable central counterparty.
As disclosed in the Consolidated Statement of Net Assets, at June 30, 2021, the notional value of the protection sold was USD 480,000 and EUR 4,428,054, which reflects the maximum potential amount the Fund would have been required to make as a seller of credit protection if a credit event had occurred. In addition to serving as the source of the current value of the securities, the quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the swap agreement had been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event occurs, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. At June 30, 2021, net unrealized appreciation of the protection sold was $229,909.
CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for centrally cleared swaps, by trading these instruments through a central counterparty.
During the six months ended June 30, 2021, the Fund used CDS contracts to gain exposure to certain securities or markets; to enhance total return and to hedge against credit events.
LVIP BlackRock Global Allocation Fund–55

LVIP BlackRock Global Allocation Fund
Notes to Consolidated Financial Statements (continued)
 7. Derivatives (continued)
Total Return Swaps- Total return swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract.
The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the total return swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
During the six months ended June 30, 2021, the Fund used total return swap contracts to gain exposure to markets the Fund invests in.
Contracts for Difference — The Fund may enter into CFDs. CFDs are leveraged derivative instruments that allow a Fund to take a position on the change in the market price of an underlying asset, such as a stock, or the value of an index or currency exchange rate. With a short CFD, a Fund is seeking to profit from falls in the market price of the asset. CFDs are subject to liquidity risk because the liquidity of CFDs is based on the liquidity of the underlying instrument, and are subject to counterparty risk, i.e., the risk that the counterparty to the CFD transaction may be unable or unwilling to make payments or to otherwise honor its financial obligations under the terms of the contract. It is also possible that the market price of the CFD will move between the time the order is placed by a Fund and when it is executed by the issuer, which can result in the trade being executed at a less favorable price. CFDs, like many other derivative instruments, involve the risk that, if the derivative security declines in value, additional margin would be required to maintain the margin level. The seller may require the Fund to deposit additional sums to cover this decline in value, and the margin call may be at short notice. If additional margin is not provided in time, the seller may liquidate the positions at a loss for which a Fund is liable. The potential for margin calls and large losses are much greater in CFDs than in other leveraged products. Most CFDs are traded over-the-counter. CFDs are not registered with the U.S. Securities and Exchange Commission or any U.S. regulator, and are not subject to U.S. regulation. In a short position, the Fund will receive or pay an amount based upon the amount, if any, by which the notional amount of the CFD would have decreased or increased in value had it sold the particular stocks short, less the dividends that would have been paid on those stocks, plus a floating rate of interest on the notional amount of the CFD. All of these components are reflected in the market value of the CFD.
CFDs are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Consolidated Statement of Operations. Periodic payments made or received are recorded as realized gains or losses.
During the six months ended June 30, 2021, the Fund used contracts for difference to obtain short exposure and to gain exposure to certain securities or markets.
Swaps Generally–The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Consolidated Statement of Net Assets.
LVIP BlackRock Global Allocation Fund–56

LVIP BlackRock Global Allocation Fund
Notes to Consolidated Financial Statements (continued)
 7. Derivatives (continued)
Fair values of derivative instruments as of June 30, 2021 were as follows:
	Asset Derivatives		Liability Derivatives
	Consolidated Statement of Net Assets Location	Fair Value	Consolidated Statement of Net Assets Location	Fair Value
Foreign currency exchange contracts (Currency contracts)	Receivables and other assets net of liabilities	$ 800,306	Receivables and other assets net of liabilities	$ (2,519,035)
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	11,617	Receivables and other assets net of liabilities	(2,042,106)
Futures contracts (Interest rate contracts)	Receivables and other assets net of liabilities	415,583	Receivables and other assets net of liabilities	(980,019)
Options purchased (Equity contracts)	Receivables and other assets net of liabilities	2,833,882	Receivables and other assets net of liabilities	—
Options purchased (Currency contracts)	Receivables and other assets net of liabilities	310,343	Receivables and other assets net of liabilities	—
Options purchased (Interest rate contracts)	Receivables and other assets net of liabilities	924,337	Receivables and other assets net of liabilities	—
Options written (Equity contracts)	Receivables and other assets net of liabilities	—	Receivables and other assets net of liabilities	(1,124,259)
Options written (Currency contracts)	Receivables and other assets net of liabilities	—	Receivables and other assets net of liabilities	(108,646)
Options written (Interest rate contracts)	Receivables and other assets net of liabilities	—	Receivables and other assets net of liabilities	(999,985)
Swap contracts (Equity contracts)	Receivables and other assets net of liabilities	95,472	Receivables and other assets net of liabilities	(131,667)
Swap contracts (Credit contracts)	Receivables and other assets net of liabilities	229,910	Receivables and other assets net of liabilities	(200,496)
Swap contracts (Interest rate contracts)	Receivables and other assets net of liabilities	5,978,152	Receivables and other assets net of liabilities	(5,018,966)
Total		$11,599,602		$(13,125,179)
LVIP BlackRock Global Allocation Fund–57

LVIP BlackRock Global Allocation Fund
Notes to Consolidated Financial Statements (continued)
 7. Derivatives (continued)
The effect of derivative instruments on the Consolidated Statement of Operations for the six months ended June 30, 2021 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$ (1,339,662)	$(3,370,836)
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(12,567,582)	1,611,471
Futures contracts (Interest rate contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(3,710,211)	(1,721,770)
Options purchased (Equity contracts)	Net realized gain (loss) from options purchased and net change in unrealized appreciation (depreciation) of options purchased	(4,401,544)	(579,733)
Options purchased (Currency contracts)	Net realized gain (loss) from options purchased and net change in unrealized appreciation (depreciation) of options purchased	557,583	79,750
Options purchased (Interest rate contracts)	Net realized gain (loss) from options purchased and net change in unrealized appreciation (depreciation) of options purchased	(1,688,779)	(755,118)
Options written (Equity contracts)	Net realized gain (loss) from options written and net change in unrealized appreciation (depreciation) of options written	4,227,582	(394,860)
Options written (Currency contracts)	Net realized gain (loss) from options written and net change in unrealized appreciation (depreciation) of options written	(215,360)	113,383
Options written (Interest rate contracts)	Net realized gain (loss) from options written and net change in unrealized appreciation (depreciation) of options written	845,911	1,036,589
Swap contracts (Equity contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	185,624	1,900,027
Swap contracts (Credit contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	(5,567)	(285,727)
Swap contracts (Interest rate contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	11,739	(40,932)
Total		$(18,100,266)	$(2,407,756)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2021.
	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average cost)	$135,363,939	$64,295,329
Futures contracts (average notional value)	102,920,554	232,693,072
Options contracts (average value)	6,406,331	3,776,353
CDS contracts (average notional value)**	18,967,065	21,048,536
Interest rate swap contracts (average notional value)***	145,176,575	171,737,609
Total return swap contracts (average notional value)	130,135	1,881,940
Contracts for difference swap contract (average notional volume)	32,261	54,239

**Long represents buying protection and short represents selling protection.
***Long represent paying floating interest payments and short represent receiving floating interest payments.
LVIP BlackRock Global Allocation Fund–58

LVIP BlackRock Global Allocation Fund
Notes to Consolidated Financial Statements (continued)
 7. Derivatives (continued)
At June 30, 2021, the Fund posted cash collateral for certain open bilateral derivatives as follows:
Broker	Cash Collateral
Barclays Bank	$220,000
BNP Paribas	239,000
Citibank N.A.	320,000
Hong Kong Shanghai Bank	10,000
UBS AG	20,000
Total	$809,000
At June 30, 2021, the Fund received cash collateral and securities collateral (comprised of U.S. treasury securities) for certain open bilateral derivatives as follows:
Broker	Cash Collateral	Securities Collateral
Bank of America N.A.	$ —	$32,770
Citibank, N.A.	30,000	—
Credit Suisse International	50,000	—
Goldman Sachs International	50,000	—
JPMorgan Chase Bank	121,000	—
Morgan Stanley & Co. International	90,000	—
Total	$341,000	$32,770
In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Consolidated Statement of Net Assets.
At June 30, 2021, the Fund had the following assets and liabilities subject to offsetting provisions:
Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities
Counterparty	Gross Value of Derivative Assets	Gross Value of Derivative Liability	Net Position
Bank of America N.A	$ 40,232	$ (186,800)	$ (146,568)
Barclays Bank PLC	58,078	(404,104)	(346,026)
BNP Paribas SA	122,413	(490,697)	(368,284)
Citibank N.A.	170,067	(704,373)	(534,306)
Credit Suisse International	74,069	(56,357)	17,712
Goldman Sachs International	649,523	(578,646)	70,877
Hong Kong and Shanghai Bank	124,137	(337,390)	(213,253)
JPMorgan Chase Bank	438,627	(516,253)	(77,626)
Morgan Stanley & Co. International	615,828	(640,545)	(24,717)
Nomura Securities International	71,342	(64,484)	6,858
UBS AG	99,155	(57,977)	41,178
Total	$2,463,471	$(4,037,626)	$(1,574,155)

LVIP BlackRock Global Allocation Fund–59

LVIP BlackRock Global Allocation Fund
Notes to Consolidated Financial Statements (continued)
 7. Derivatives (continued)
Counterparty	Net Position	Fair Value of Non Cash Collateral Received	Cash Collateral Received	Fair Value of Non Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure[1]
Bank of America N.A	(146,568)	—	—	—	—	(146,568)
Barclays Bank PLC	(346,026)	—	—	—	220,000	(126,026)
BNP Paribas SA	(368,284)	—	—	—	239,000	(129,284)
Citibank N.A.	(534,306)	—	—	—	320,000	(214,306)
Credit Suisse International	17,712	—	(17,712)	—	—	—
Goldman Sachs International	70,877	—	(50,000)	—	—	20,877
Hong Kong and Shanghai Bank	(213,253)	—	—	—	10,000	(203,253)
JPMorgan Chase Bank	(77,626)	—	—	—	—	(77,626)
Morgan Stanley & Co. International	(24,717)	—	—	—	—	(24,717)
Nomura Securities International	6,858	—	—	—	—	6,858
UBS AG	41,178	—	—	—	—	41,178
Total	(1,574,155)	—	(67,712)	—	789,000	(852,867)

1	Net exposure represents the receivable (payable) that would be due from (to) the counterparty in an event of default.
8. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.
When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.
The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s Financial Services LLC or Ba or lower by Moody’s Investor Services Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2021. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities. Restricted securities are valued pursuant to the security valuation procedures noted in Note 2. Restricted securities have been identified on the Consolidated Statement of Net Assets.
LVIP BlackRock Global Allocation Fund–60

LVIP BlackRock Global Allocation Fund
Notes to Consolidated Financial Statements (continued)
 8. Risk Factors (continued)
Certain of the Fund’s investments and payment obligations may be based on the London Interbank Offered Rate (“LIBOR”). In 2017, the head of the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement reference rate. As such, the potential effect of a transition away from LIBOR on the Fund or the financial instruments in which the Fund may invests cannot yet be determined.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
9. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
10. Recent Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) - Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying this ASU.
11. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's consolidated financial statements.
LVIP BlackRock Global Allocation Fund–61

LVIP BlackRock Global Allocation Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 8-9, 2021, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2020 through December 31, 2020. During the period covered by the report, there was one liquidity event due to an extended Taiwanese foreign holiday in February 2020 that caused the LVIP SSGA Emerging Markets Equity Index Fund to classify its Taiwanese securities as illiquid for one day, which caused the Fund to exceed the 15% limit on illiquid securities on that day. The LVIP SSGA Emerging Markets Equity Index Fund was under the 15% limitation the following business day, and there was no impact on the Fund ability to timely meet redemptions. There were no additional liquidity events that impacted the Fund or its respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP BlackRock Global Allocation Fund–62

LVIP BlackRock Global Allocation Managed Risk Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2021

LVIP BlackRock Global Allocation Managed Risk Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP BlackRock Global Allocation Managed Risk Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2021 to June 30, 2021
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021 to June 30, 2021.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers in effect.
Expense Analysis of an Investment of $1,000
	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Annualized Expense Ratio	Expenses Paid During Period 1/1/21 to 6/30/21*
Actual
Standard Class Shares	$1,000.00	$1,065.80	0.14%	$0.72
Service Class Shares	1,000.00	1,064.00	0.49%	2.51
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,024.10	0.14%	$0.70
Service Class Shares	1,000.00	1,022.40	0.49%	2.46

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
The Fund operates under a fund of funds structure. The Fund invests substantially all of its assets in other investment companies, including exchange-traded funds (collectively, the “Underlying Funds”). In addition to the Fund's expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in each table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

LVIP BlackRock Global Allocation Managed Risk Fund–1

LVIP BlackRock Global Allocation Managed Risk Fund
Security Type/Sector Allocation (unaudited)
As of June 30, 2021
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Affiliated Investment	97.34%
Investment Company	97.34%
Global Multi-Asset Fund	97.34%
Unaffiliated Investment	2.52%
Investment Company	2.52%
Money Market Fund	2.52%
Total Investments	99.86%
Receivables and Other Assets Net of Liabilities	0.14%
Total Net Assets	100.00%
LVIP BlackRock Global Allocation Managed Risk Fund–2

LVIP BlackRock Global Allocation Managed Risk Fund
Schedule of Investments
June 30, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–97.34%
INVESTMENT COMPANY–97.34%
Global Multi-Asset Fund–97.34%
✧✧Lincoln Variable Insurance Products Trust– LVIP BlackRock Global Allocation Fund	72,339,573	$ 956,473,831
Total Affiliated Investment (Cost $723,154,302)		956,473,831
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT–2.52%
INVESTMENT COMPANY–2.52%
Money Market Fund–2.52%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.03%)	24,735,322	$ 24,735,322
Total Unaffiliated Investment (Cost $24,735,322)		24,735,322

TOTAL INVESTMENTS–99.86% (Cost $747,889,624)	981,209,153
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.14%	1,353,269
NET ASSETS APPLICABLE TO 75,753,676 SHARES OUTSTANDING–100.00%	$982,562,422

✧✧ Standard Class shares.

The following futures contracts were outstanding at June 30, 2021:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
9	Australian Dollar	$ 674,820	$ 696,549	9/13/21	$ —	$ (21,729)
18	British Pound	1,553,063	1,594,927	9/13/21	—	(41,864)
26	Euro	3,856,125	3,967,718	9/13/21	—	(111,593)
19	Japanese Yen	2,139,162	2,172,000	9/13/21	—	(32,838)
1	Swedish Krona	233,680	242,141	9/13/21	—	(8,461)
					—	(216,485)
Equity Contracts:
15	E-mini MSCI Emerging Markets Index	1,023,600	1,024,286	9/17/21	—	(686)
18	E-mini Russell 2000 Index	2,077,020	2,075,323	9/17/21	1,697	—
82	E-mini S&P 500 Index	17,583,260	17,338,962	9/17/21	244,298	—
89	Euro STOXX 50 Index	4,279,840	4,367,495	9/17/21	—	(87,655)
18	FTSE 100 Index	1,738,103	1,767,870	9/17/21	—	(29,767)
12	OMXS 30 Index	317,734	321,730	7/16/21	—	(3,996)
5	SPI 200 Index	677,111	682,927	9/16/21	—	(5,816)
13	TOPIX Index	2,273,640	2,289,454	9/9/21	—	(15,814)
					245,995	(143,734)
Total Futures Contracts					$245,995	$(360,219)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2021. Only current day variation margin is reported on the Statement of Assets and Liabilities.

LVIP BlackRock Global Allocation Managed Risk Fund–3

LVIP BlackRock Global Allocation Managed Risk Fund
Schedule of Investments (continued)
Summary of Abbreviations:
FTSE–Financial Times Stock Exchange
MSCI–Morgan Stanley Capital International
OMXS–Stockholm Stock Exchange
S&P–Standard & Poor’s
SPI–Swiss Performance Index
TOPIX–Tokyo Stock Price Index
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Global Allocation Managed Risk Fund–4

LVIP BlackRock Global Allocation Managed Risk Fund
Statement of Assets and Liabilities
June 30, 2021 (unaudited)
ASSETS:
Affiliated investments, at value	$956,473,831
Unaffiliated investments, at value	24,735,322
Cash collateral held at broker for futures contracts	1,881,807
Receivable for fund shares sold	178,877
Receivable for securities sold	45,224
Prepaid expenses	3,296
Dividends and interest receivable	503
TOTAL ASSETS	983,318,860
LIABILITIES:
Due to manager and affiliates	371,831
Payable for fund shares redeemed	280,001
Variation margin due to broker on futures contracts	71,316
Other accrued expenses payable	33,290
TOTAL LIABILITIES	756,438
TOTAL NET ASSETS	$982,562,422
Affiliated investments, at cost	$723,154,302
Unaffiliated investments, at cost	24,735,322
Standard Class:
Net Assets	$ 90,767
Shares Outstanding	6,939
Net Asset Value Per Share	$ 13.080
Service Class:
Net Assets	$982,471,655
Shares Outstanding	75,746,737
Net Asset Value Per Share	$ 12.970
COMPONENTS OF NET ASSETS AT JUNE 30, 2021:
Shares of beneficial interest (unlimited authorization–no par)	$822,802,458
Distributable earnings/(accumulated loss)	159,759,964
TOTAL NET ASSETS	$982,562,422
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Global Allocation Managed Risk Fund–5

LVIP BlackRock Global Allocation Managed Risk Fund
Statement of Operations
Six Months Ended June 30, 2021 (unaudited)
INVESTMENT INCOME:
Dividends from unaffiliated investments	$ 1,800
EXPENSES:
Distribution fees-Service Class	1,688,477
Management fees	723,699
Shareholder servicing fees	139,915
Accounting and administration expenses	65,462
Professional fees	19,984
Trustees’ fees and expenses	10,643
Reports and statements to shareholders	9,246
Custodian fees	6,426
Consulting fees	1,722
Pricing fees	459
Other	36,486
2,702,519
Less:
Management fees waived	(361,849)
Total operating expenses	2,340,670
NET INVESTMENT LOSS	(2,338,870)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Sale of affiliated investments	6,629,293
Futures contracts	3,594,823
Net realized gain	10,224,116
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	53,253,027
Foreign currencies	(33,039)
Futures contracts	(783,926)
Net change in unrealized appreciation (depreciation)	52,436,062
NET REALIZED AND UNREALIZED GAIN	62,660,178
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$60,321,308
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Global Allocation Managed Risk Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/21 (unaudited)	Year Ended 12/31/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ (2,338,870)	$ 2,466,200
Net realized gain (loss)	10,224,116	(37,542,548)
Net change in unrealized appreciation (depreciation)	52,436,062	125,017,583
Net increase in net assets resulting from operations	60,321,308	89,941,235
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(1,595)
Service Class	—	(14,334,904)
	—	(14,336,499)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	998	1,126
Service Class	17,273,894	32,338,569
Reinvestment of dividends and distributions:
Standard Class	—	1,595
Service Class	—	14,334,904
	17,274,892	46,676,194
Cost of shares redeemed:
Standard Class	(1,974)	(95,052)
Service Class	(51,043,731)	(110,823,916)
	(51,045,705)	(110,918,968)
Decrease in net assets derived from capital share transactions	(33,770,813)	(64,242,774)
NET INCREASE IN NET ASSETS	26,550,495	11,361,962
NET ASSETS:
Beginning of period	956,011,927	944,649,965
End of period	$982,562,422	$ 956,011,927
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Global Allocation Managed Risk Fund–6

LVIP BlackRock Global Allocation Managed Risk Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP BlackRock Global Allocation Managed Risk Fund Standard Class
	Six Months Ended 6/30/21[1] (unaudited)	Year Ended
		12/31/20	12/31/19	12/31/18	12/31/17	12/31/16 [2]
Net asset value, beginning of period	$ 12.272	$ 11.280	$ 10.008	$ 10.789	$ 9.631	$ 9.480
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.009)	0.069	0.090	0.088	0.121	0.107
Net realized and unrealized gain (loss)	0.817	1.149	1.563	(0.869)	1.148	0.162
Total from investment operations	0.808	1.218	1.653	(0.781)	1.269	0.269
Less dividends and distributions from:
Net investment income	—	(0.226)	(0.252)	—	(0.111)	(0.072)
Net realized gain	—	—	(0.129)	—	—	(0.046)
Total dividends and distributions	—	(0.226)	(0.381)	—	(0.111)	(0.118)
Net asset value, end of period	$ 13.080	$ 12.272	$ 11.280	$ 10.008	$ 10.789	$ 9.631
Total return[4]	6.58%	10.81%	16.63%	(7.24%)	13.20%	2.85%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 91	$ 86	$ 168	$ 164	$ 189	$ 170
Ratio of expenses to average net assets[5]	0.14%	0.15%	0.14%	0.14%	0.12%	0.10%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.21%	0.22%	0.41%	0.81%	0.79%	0.78%
Ratio of net investment income (loss) to average net assets	(0.14%) [6]	0.62%	0.83%	0.82%	1.17%	1.13%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.21%) [6]	0.55%	0.56%	0.15%	0.50%	0.45%
Portfolio turnover[7]	1%	4%	104%	8%	6%	9%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2016, Milliman Financial Risk Management LLC is responsible for the day-to-day management of the Fund’s managed risk strategy, replacing Lincoln Investment Advisors Corporation.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
[7]	As a result of changes in the Fund’s investment strategy, the portfolio turnover exceeded 100%.
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Global Allocation Managed Risk Fund–7

LVIP BlackRock Global Allocation Managed Risk Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP BlackRock Global Allocation Managed Risk Fund Service Class
	Six Months Ended 6/30/21[1] (unaudited)	Year Ended
		12/31/20	12/31/19	12/31/18	12/31/17	12/31/16 [2]
Net asset value, beginning of period	$ 12.190	$ 11.209	$ 9.911	$ 10.722	$ 9.575	$ 9.459
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.030)	0.030	0.051	0.050	0.084	0.074
Net realized and unrealized gain (loss)	0.810	1.136	1.548	(0.861)	1.141	0.160
Total from investment operations	0.780	1.166	1.599	(0.811)	1.225	0.234
Less dividends and distributions from:
Net investment income	—	(0.185)	(0.172)	—	(0.078)	(0.072)
Net realized gain	—	—	(0.129)	—	—	(0.046)
Total dividends and distributions	—	(0.185)	(0.301)	—	(0.078)	(0.118)
Net asset value, end of period	$ 12.970	$ 12.190	$ 11.209	$ 9.911	$ 10.722	$ 9.575
Total return[4]	6.40%	10.42%	16.22%	(7.56%)	12.81%	2.50%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$982,472	$955,926	$944,482	$899,033	$1,034,015	$988,969
Ratio of expenses to average net assets[5]	0.49%	0.50%	0.49%	0.49%	0.47%	0.45%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.56%	0.57%	0.76%	1.16%	1.14%	1.13%
Ratio of net investment income (loss) to average net assets	(0.49%) [6]	0.27%	0.48%	0.47%	0.82%	0.78%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.56%) [6]	0.20%	0.21%	(0.20%)	0.15%	0.10%
Portfolio turnover[7]	1%	4%	104%	8%	6%	9%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2016, Milliman Financial Risk Management LLC is responsible for the day-to-day management of the Fund’s managed risk strategy, replacing Lincoln Investment Advisors Corporation.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
[7]	As a result of changes in the Fund’s investment strategy, the portfolio turnover exceeded 100%.
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Global Allocation Managed Risk Fund–8

LVIP BlackRock Global Allocation Managed Risk Fund
Notes to Financial Statements
June 30, 2021 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 105 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP BlackRock Global Allocation Managed Risk Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund operates under a fund of funds structure and invests substantially all of its assets in other open-end investment companies, primarily the LVIP BlackRock Global Allocation Fund (collectively, the "Underlying Funds”). The Fund is advised by Lincoln Investment Advisors Corporation (“LIAC”). The LVIP BlackRock Global Allocation Fund invests primarily in a portfolio of equity, debt and money market instruments. In addition to investment company investments, the Fund may invest in individual securities, such as money market instruments, and employs an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility. Financial statements for the Underlying Funds can be found at www.sec.gov.
The Fund’s investment objective is to seek capital appreciation.
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation –The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2021 and for all open tax years (years ended December 31, 2017-December 31, 2020), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During six months ended June 30, 2021, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
LVIP BlackRock Global Allocation Managed Risk Fund–9

LVIP BlackRock Global Allocation Managed Risk Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.
 The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
LIAC is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.15% of the Fund's average daily net assets.   LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.075% of the Fund's average daily net assets.   This agreement will continue at least through April 30, 2022, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LIAC.   The management fee, net of waivers, is calculated daily and paid monthly. The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LIAC).
Milliman Financial Risk Management LLC (the “Sub-Adviser”) is responsible for managing the Fund's managed risk strategy. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2021, costs for these administrative and legal services were as follows:
Administrative	$28,909
Legal	4,598
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $3,517 for the six months ended June 30, 2021.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At June 30, 2021, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LIAC	$ 60,850
Distribution fees payable to LFD	283,937
Printing and mailing fees payable to Lincoln Life	3,516
Shareholder servicing fees payable to Lincoln Life	23,528
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
LVIP BlackRock Global Allocation Managed Risk Fund–10

LVIP BlackRock Global Allocation Managed Risk Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the six months ended June 30, 2021, were as follows:
	Value 12/31/20	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/21	Number of Shares 06/30/21	Dividends	Capital Gain Distributions
INVESTMENT COMPANY-97.34%@
Global Multi-Asset Fund-97.34%@
✧✧LVIP BlackRock Global Allocation Fund	$931,634,642	$6,410,312	$41,453,443	$6,629,293	$53,253,027	$956,473,831	72,339,573	$—	$—

@ As a percentage of Net Assets as of June 30, 2021.
✧✧ Standard Class shares.
3. Investments
For the six months ended June 30, 2021, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$ 6,410,312
Sales	41,453,444
At June 30, 2021, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2021, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$747,889,624
Aggregate unrealized appreciation of investments and derivatives	$233,565,524
Aggregate unrealized depreciation of investments and derivatives	(360,219)
Net unrealized appreciation of investments and derivatives	$233,205,305
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Assets and Liabilities are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2021.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
LVIP BlackRock Global Allocation Managed Risk Fund–11

LVIP BlackRock Global Allocation Managed Risk Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Company	$956,473,831	$—	$—	$956,473,831
Unaffiliated Investment Company	24,735,322	—	—	24,735,322
Total Investments	$981,209,153	$—	$—	$981,209,153
Derivatives:
Assets:
Futures Contracts	$ 245,995	$—	$—	$ 245,995
Liabilities:
Futures Contracts	$ (360,219)	$—	$—	$ (360,219)
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/21	12/31/20
Shares sold:
Standard Class	79	105
Service Class	1,374,052	2,921,195
Shares reinvested:
Standard Class	—	131
Service Class	—	1,183,275
	1,374,131	4,104,706
Shares redeemed:
Standard Class	(155)	(8,071)
Service Class	(4,045,191)	(9,950,050)
	(4,045,346)	(9,958,121)
Net decrease	(2,671,215)	(5,853,415)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $300,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 16, 2022.
The Fund had no amounts outstanding as of June 30, 2021, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
LVIP BlackRock Global Allocation Managed Risk Fund–12

LVIP BlackRock Global Allocation Managed Risk Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2021, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.
Fair values of derivative instruments as of June 30, 2021 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Equity contracts)*	Variation margin due to broker on futures contracts	$245,995	Variation margin due to broker on futures contracts	$(143,734)
Futures contracts (Currency contracts)*	Variation margin due to broker on futures contracts	—	Variation margin due to broker on futures contracts	(216,485)
Total		$245,995		$(360,219)

*	Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2021. Only variation margin is reported on the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2021 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$3,522,243	$(461,180)
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	151,582	(322,746)
Futures contracts (Interest rate contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(79,002)	—
Total		$3,594,823	$(783,926)
LVIP BlackRock Global Allocation Managed Risk Fund–13

LVIP BlackRock Global Allocation Managed Risk Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2021.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$37,428,318	$62,277
7. Risk Factors
Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP BlackRock Global Allocation Managed Risk Fund–14

LVIP BlackRock Global Allocation Managed Risk Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 8-9, 2021, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2020 through December 31, 2020. During the period covered by the report, there was one liquidity event due to an extended Taiwanese foreign holiday in February 2020 that caused the LVIP SSGA Emerging Markets Equity Index Fund to classify its Taiwanese securities as illiquid for one day, which caused the Fund to exceed the 15% limit on illiquid securities on that day. The LVIP SSGA Emerging Markets Equity Index Fund was under the 15% limitation the following business day, and there was no impact on the Fund ability to timely meet redemptions. There were no additional liquidity events that impacted the Fund or its respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP BlackRock Global Allocation Managed Risk Fund–15

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2021

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2021 to June 30, 2021
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021 to June 30, 2021.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers in effect.
Expense Analysis of an Investment of $1,000
	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Annualized Expense Ratio	Expenses Paid During Period 1/1/21 to 6/30/21*
Actual
Standard Class Shares	$1,000.00	$1,073.70	0.31%	$1.59
Service Class Shares	1,000.00	1,071.90	0.66%	3.39
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.20	0.31%	$1.56
Service Class Shares	1,000.00	1,021.50	0.66%	3.31

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
The Fund operates under a fund of funds structure. The Fund invests substantially all of its assets in other investment companies, including exchange-traded funds (collectively, the “Underlying Funds”). In addition to the Fund's expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in each table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund–1

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
Security Type/Sector Allocation (unaudited)
As of June 30, 2021
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Investment Companies	99.97%
Equity Funds	50.17%
Fixed Income Funds	28.79%
International Equity Funds	18.07%
Money Market Fund	2.94%
Total Investments	99.97%
Receivables and Other Assets Net of Liabilities	0.03%
Total Net Assets	100.00%
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund–2

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
Statement of Net Assets
June 30, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–99.97%
Equity Funds–50.17%
iShares Core S&P 500 ETF	266,502	$ 114,574,540
iShares Core S&P Mid-Cap ETF	98,843	26,562,079
iShares Edge MSCI Min Vol USA ETF	1,342,185	98,798,238
iShares Russell 2000 ETF	115,378	26,464,252
		266,399,109
Fixed Income Funds–28.79%
iShares Broad USD Investment Grade Corporate Bond ETF	421,784	25,555,893
iShares Core U.S. Aggregate Bond ETF	661,014	76,234,745
iShares Core U.S. Treasury Bond ETF	961,947	25,587,790
iShares MBS ETF	235,691	25,508,837
		152,887,265
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
International Equity Funds–18.07%
iShares Edge MSCI Min Vol EAFE ETF	866,240	$ 65,435,769
iShares Edge MSCI Min Vol Emerging Markets ETF	475,479	30,506,733
		95,942,502
Money Market Fund–2.94%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.03%)	15,636,957	15,636,957
		15,636,957
Total Investment Companies (Cost $406,673,048)		530,865,833

TOTAL INVESTMENTS–99.97% (Cost $406,673,048)	530,865,833
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.03%	169,148
NET ASSETS APPLICABLE TO 39,403,587 SHARES OUTSTANDING–100.00%	$531,034,981
NET ASSET VALUE PER SHARE–LVIP BLACKROCK GLOBAL GROWTH ETF ALLOCATION MANAGED RISK FUND STANDARD CLASS ($47,931,580 / 3,546,707 Shares)	$13.514
NET ASSET VALUE PER SHARE–LVIP BLACKROCK GLOBAL GROWTH ETF ALLOCATION MANAGED RISK FUND SERVICE CLASS ($483,103,401 / 35,856,880 Shares)	$13.473
COMPONENTS OF NET ASSETS AT JUNE 30, 2021:
Shares of beneficial interest (unlimited authorization–no par)	$433,561,046
Distributable earnings/(accumulated loss)	97,473,935
TOTAL NET ASSETS	$531,034,981

★ Includes $959,260 cash collateral held at broker for futures contracts, $2,718,547 payable for securities purchased, $224,546 payable for fund shares redeemed, $39,284 other accrued expenses payable, $259,304 due to manager and affiliates and $15,609 variation margin due to broker on futures contracts as of June 30, 2021.
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund–3

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
Statement of Net Assets (continued)
The following futures contracts were outstanding at June 30, 2021:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
3	Australian Dollar	$ 224,940	$ 232,394	9/13/21	$ —	$ (7,454)
5	British Pound	431,406	443,035	9/13/21	—	(11,629)
8	Euro	1,186,500	1,217,220	9/13/21	—	(30,720)
5	Japanese Yen	562,938	571,611	9/13/21	—	(8,673)
					—	(58,476)
Equity Contracts:
14	E-mini MSCI Emerging Markets Index	955,360	956,001	9/17/21	—	(641)
12	E-mini Russell 2000 Index	1,384,680	1,383,549	9/17/21	1,131	—
42	E-mini S&P 500 Index	9,006,060	8,880,931	9/17/21	125,129	—
9	E-mini S&P MidCap 400 Index	2,423,160	2,453,092	9/17/21	—	(29,932)
26	Euro STOXX 50 Index	1,250,291	1,275,898	9/17/21	—	(25,607)
5	FTSE 100 Index	482,806	491,075	9/17/21	—	(8,269)
4	OMXS 30 Index	105,911	107,243	7/16/21	—	(1,332)
2	SPI 200 Index	270,845	273,171	9/16/21	—	(2,326)
4	TOPIX Index	699,581	704,447	9/9/21	—	(4,866)
					126,260	(72,973)
Total Futures Contracts					$126,260	$(131,449)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2021.

Summary of Abbreviations:
EAFE–Europe Australasia Far East
ETF–Exchange-Traded Fund
FTSE–Financial Times Stock Exchange
MBS–Mortgage-Backed Security
MSCI–Morgan Stanley Capital International
OMXS–Stockholm Stock Exchange
S&P–Standard & Poor’s
SPI–Swiss Performance Index
TOPIX–Tokyo Stock Price Index
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund–4

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
Statement of Operations
Six Months Ended June 30, 2021 (unaudited)
INVESTMENT INCOME:
Dividends	$ 4,004,208
EXPENSES:
Distribution fees-Service Class	827,907
Management fees	648,385
Shareholder servicing fees	75,213
Accounting and administration expenses	50,807
Professional fees	16,791
Custodian fees	11,603
Trustees’ fees and expenses	5,844
Reports and statements to shareholders	5,364
Consulting fees	1,606
Pricing fees	515
Other	6,649
1,650,684
Less:
Management fees waived	(12,968)
Total operating expenses	1,637,716
NET INVESTMENT INCOME	2,366,492
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Investments	8,621,438
Futures contracts	2,488,402
Net realized gain	11,109,840
Net change in unrealized appreciation (depreciation) of:
Investments	23,362,735
Foreign currencies	(10,263)
Futures contracts	(383,420)
Net change in unrealized appreciation (depreciation)	22,969,052
NET REALIZED AND UNREALIZED GAIN	34,078,892
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$36,445,384
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/21 (unaudited)	Year Ended 12/31/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 2,366,492	$ 6,221,129
Net realized gain (loss)	11,109,840	(34,551,420)
Net change in unrealized appreciation (depreciation)	22,969,052	37,470,097
Net increase in net assets resulting from operations	36,445,384	9,139,806
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(683,303)
Service Class	—	(5,467,193)
	—	(6,150,496)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	2,680,371	21,680,765
Service Class	13,333,015	51,697,039
Reinvestment of dividends and distributions:
Standard Class	—	683,303
Service Class	—	5,467,193
	16,013,386	79,528,300
Cost of shares redeemed:
Standard Class	(4,835,432)	(9,050,497)
Service Class	(44,612,530)	(52,678,924)
	(49,447,962)	(61,729,421)
Increase (decrease) in net assets derived from capital share transactions	(33,434,576)	17,798,879
NET INCREASE IN NET ASSETS	3,010,808	20,788,189
NET ASSETS:
Beginning of period	528,024,173	507,235,984
End of period	$531,034,981	$528,024,173
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund–5

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund Standard Class
	Six Months Ended 6/30/21[2] (unaudited)	Year Ended				5/2/16 [1] to 12/31/16
		12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$ 12.586	$ 12.526	$ 10.843	$ 11.390	$ 10.112	$ 10.000
Income (loss) from investment operations:
Net investment income[3]	0.080	0.187	0.275	0.240	0.197	0.213
Net realized and unrealized gain (loss)	0.848	0.060	1.682	(0.583)	1.255	0.018
Total from investment operations	0.928	0.247	1.957	(0.343)	1.452	0.231
Less dividends and distributions from:
Net investment income	—	(0.187)	(0.235)	(0.204)	(0.164)	(0.119)
Net realized gain	—	—	(0.039)	—	(0.010)	—
Return of capital	—	—	—	—	—	— [4]
Total dividends and distributions	—	(0.187)	(0.274)	(0.204)	(0.174)	(0.119)
Net asset value, end of period	$ 13.514	$ 12.586	$ 12.526	$ 10.843	$ 11.390	$ 10.112
Total return[5]	7.37%	1.98%	18.06%	(3.01%)	14.35%	2.31%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 47,932	$46,782	$ 32,853	$ 22,504	$ 11,131	$ 2,185
Ratio of expenses to average net assets[6]	0.31%	0.32%	0.32%	0.32%	0.33%	0.35%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.32%	0.32%	0.32%	0.32%	0.33%	0.40%
Ratio of net investment income to average net assets	1.23% [7]	1.55%	2.30%	2.09%	1.79%	3.14%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.24% [7]	1.55%	2.30%	2.09%	1.79%	3.09%
Portfolio turnover	2%	18%	2%	4%	15%	3%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Return of capital distributions of $0 were made by the Fund’s Standard Class, which calculated to a de minimis amount of $0.000 per share.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[7]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund–6

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund Service Class
	Six Months Ended 6/30/21[2] (unaudited)	Year Ended				5/2/16 [1] to 12/31/16
		12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$ 12.569	$ 12.511	$ 10.837	$ 11.388	$ 10.113	$ 10.000
Income (loss) from investment operations:
Net investment income[3]	0.057	0.144	0.233	0.199	0.158	0.189
Net realized and unrealized gain (loss)	0.847	0.058	1.678	(0.579)	1.252	0.018
Total from investment operations	0.904	0.202	1.911	(0.380)	1.410	0.207
Less dividends and distributions from:
Net investment income	—	(0.144)	(0.198)	(0.171)	(0.125)	(0.094)
Net realized gain	—	—	(0.039)	—	(0.010)	—
Return of capital	—	—	—	—	—	— [4]
Total dividends and distributions	—	(0.144)	(0.237)	(0.171)	(0.135)	(0.094)
Net asset value, end of period	$ 13.473	$ 12.569	$ 12.511	$ 10.837	$ 11.388	$ 10.113
Total return[5]	7.19%	1.62%	17.64%	(3.34%)	13.95%	2.07%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$483,103	$481,243	$474,383	$326,656	$213,738	$98,567
Ratio of expenses to average net assets[6]	0.66%	0.67%	0.67%	0.67%	0.68%	0.70%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.67%	0.67%	0.67%	0.67%	0.68%	0.75%
Ratio of net investment income to average net assets	0.88% [7]	1.20%	1.95%	1.74%	1.44%	2.79%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.89% [7]	1.20%	1.95%	1.74%	1.44%	2.74%
Portfolio turnover	2%	18%	2%	4%	15%	3%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Return of capital distributions of $0 were made by the Fund’s Service Class, which calculated to a de minimis amount of $0.000 per share.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[7]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund–7

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
Notes to Financial Statements
June 30, 2021 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 105 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund operates under a fund of funds structure and invests substantially all of its assets in iShares Exchange-Traded Funds (“Underlying ETFs”) or financial instruments that provide exposure to such Underlying ETFs (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. A significant portion of the Underlying Funds employ a passive investment style (i.e. index funds). In addition to company investments, the Fund may invest in individual securities, such as money market instruments, and employs an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Financial statements for the Underlying Funds can be found at http://www.sec.gov.
The Fund’s investment objective is to seek a balance between current income and growth of capital, with a greater emphasis on growth of capital.
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation –ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Investments in government money market funds have a stable NAV. Futures contracts are valued at the daily quoted settlement prices.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2021 and for all open tax years (years ended December 31, 2017-December 31, 2020), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2021, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund–8

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.
 The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-advisers, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.25% of the Fund's average daily net assets.   LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.005% of the Fund's average daily net assets.   This agreement will continue at least through April 30, 2022, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LIAC.   The management fee, net of waivers, is calculated daily and paid monthly.   The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds.
BlackRock Investment Management LLC (“BlackRock”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays BlackRock a fee based on the Fund’s average daily net assets.
Milliman Financial Risk Management LLC (“Milliman”) is responsible for managing the Fund’s managed risk strategy. For these services, LIAC, not the Fund, pays Milliman a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2021, costs for these administrative and legal services were as follows:
Administrative	$15,631
Legal	2,486
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $1,888 for the six months ended June 30, 2021.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund–9

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
At June 30, 2021, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LIAC	$106,431
Distribution fees payable to LFD	138,387
Printing and mailing fees payable to Lincoln Life	1,888
Shareholder servicing fees payable to Lincoln Life	12,598
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2021, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$12,371,413
Sales	42,294,276
At June 30, 2021, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2021, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes for the Fund were as follows:
Cost of investments and derivatives	$406,673,049
Aggregate unrealized appreciation of investments and derivatives	$124,192,784
Aggregate unrealized depreciation of investments and derivatives	—
Net unrealized appreciation of investments and derivatives	$124,192,784
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2021.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund–10

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment Companies	$530,865,833	$—	$—	$530,865,833
Derivatives:
Assets:
Futures Contracts	$ 126,260	$—	$—	$ 126,260
Liabilities:
Futures Contracts	$ (131,449)	$—	$—	$ (131,449)
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/21	12/31/20
Shares sold:
Standard Class	206,124	1,783,546
Service Class	1,030,893	4,323,904
Shares reinvested:
Standard Class	—	54,622
Service Class	—	438,074
	1,237,017	6,600,146
Shares redeemed:
Standard Class	(376,368)	(744,005)
Service Class	(3,460,989)	(4,392,812)
	(3,837,357)	(5,136,817)
Net increase (decrease)	(2,600,340)	1,463,329
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $300,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 16, 2022.
The Fund had no amounts outstanding as of June 30, 2021, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund–11

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2021, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool and to hedge currency risks associated with the Fund's investments.
Fair values of derivative instruments as of June 30, 2021 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$126,260	Receivables and other assets net of liabilities	$ (72,973)
Futures contracts (Currency contracts)	Receivables and other assets net of liabilities	—	Receivables and other assets net of liabilities	(58,476)
Total		$126,260		$(131,449)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2021 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$2,480,153	$(298,461)
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	8,249	(84,959)
Total		$2,488,402	$(383,420)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2021.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$18,046,920	$—
7. Risk Factors
Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund–12

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
Notes to Financial Statements (continued)
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund–13

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 8-9, 2021, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2020 through December 31, 2020. During the period covered by the report, there was one liquidity event due to an extended Taiwanese foreign holiday in February 2020 that caused the LVIP SSGA Emerging Markets Equity Index Fund to classify its Taiwanese securities as illiquid for one day, which caused the Fund to exceed the 15% limit on illiquid securities on that day. The LVIP SSGA Emerging Markets Equity Index Fund was under the 15% limitation the following business day, and there was no impact on the Fund ability to timely meet redemptions. There were no additional liquidity events that impacted the Fund or its respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund–14

LVIP BlackRock Global Real Estate Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2021

LVIP BlackRock Global Real Estate Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP BlackRock Global Real Estate Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2021 to June 30, 2021
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”) and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021 to June 30, 2021.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/21	Ending Account Value 6/30/21	Annualized Expense Ratio	Expenses Paid During Period 1/1/21 to 6/30/21*
Actual
Standard Class Shares	$1,000.00	$1,178.40	0.81%	$4.38
Service Class Shares	1,000.00	1,176.80	1.06%	5.72
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,020.80	0.81%	$4.06
Service Class Shares	1,000.00	1,019.50	1.06%	5.31

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP BlackRock Global Real Estate Fund–1

LVIP BlackRock Global Real Estate Fund
Security Type/Country and Sector Allocations and Top 10 Equity Holdings (unaudited)
As of June 30, 2021
Security Type/Country	Percentage of Net Assets
Common Stock	98.57%
Australia	3.28%
Belgium	1.99%
Canada	2.35%
China	2.44%
France	2.63%
Germany	5.41%
Hong Kong	5.30%
Japan	8.89%
Malta	0.00%
Republic of Korea	0.57%
Singapore	1.40%
Spain	1.49%
Sweden	2.15%
United Kingdom	4.62%
United States	56.05%
Money Market Fund	1.21%
Total Investments	99.78%
Receivables and Other Assets Net of Liabilities	0.22%
Total Net Assets	100.00%
Sector designations may be different than the sector designations presented in other Fund materials.
Sector	Percentage of Net Assets
Diversified Real Estate Activities	9.86%
Diversified REITs	2.17%
Diversified Support Services	0.00%
Health Care REITs	8.03%
Hotel & Resort REITs	0.96%
Hotels, Resorts & Cruise Lines	1.07%
Industrial REITs	14.74%
Integrated Telecommunication Services	1.49%
Internet Services & Infrastructure	3.44%
Office REITs	13.26%
Railroads	0.51%
Real Estate Development	1.00%
Real Estate Operating Companies	7.56%
Residential REITs	10.64%
Retail REITs	7.90%
Specialized REITs	15.94%
Total	98.57%
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
Prologis	5.67%
Vonovia	3.95%
Mitsubishi Estate	3.17%
AvalonBay Communities	2.76%
Extra Space Storage	2.65%
ESR Cayman	2.54%
Outfront Media	2.54%
Medical Properties Trust	2.52%
Sun Communities	2.40%
Welltower	2.37%
Total	30.57%
LVIP BlackRock Global Real Estate Fund–2

LVIP BlackRock Global Real Estate Fund
Statement of Net Assets
June 30, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–98.57%
Australia–3.28%
Centuria Capital Group	2,264,454	$ 4,721,073
Centuria Industrial	924,823	2,580,085
Goodman Group	214,174	3,400,321
LendLease Group	540,519	4,645,452
		15,346,931
Belgium–1.99%
Aedifica	29,746	3,925,698
Warehouses De Pauw	141,928	5,418,975
		9,344,673
Canada–2.35%
Allied Properties Real Estate Investment Trust	157,911	5,738,860
Summit Industrial Income	369,347	5,294,689
		11,033,549
China–2.44%
†GDS Holdings ADR	44,852	3,520,433
†GDS Holdings Class A	798,565	7,909,232
		11,429,665
France–2.63%
Covivio	64,851	5,545,817
Cromwell European Real Estate Investment Trust	822,202	2,427,566
†Unibail-Rodamco-Westfield	50,474	4,368,419
		12,341,802
Germany–5.41%
Aroundtown	876,955	6,842,210
Vonovia	286,232	18,504,068
		25,346,278
Hong Kong–5.30%
†ESR Cayman	3,524,000	11,891,452
New World Development	1,017,250	5,286,508
Shimao Group Holdings	1,915,000	4,696,058
Sun Hung Kai Properties	199,500	2,972,856
		24,846,874
Japan–8.89%
Kenedix Office Investment	903	6,364,364
Mitsubishi Estate	917,700	14,839,984
†Mitsui Fudosan Logistics Park	795	4,236,374
Nippon Building Fund	1,623	10,124,119
Orix	1,924	3,702,698
†Seibu Holdings	204,700	2,399,022
		41,666,561
Malta–0.00%
†πAZ. BGP Holdings	4,536,115	54
		54
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Republic of Korea–0.57%
†ESR Kendall Square REIT	399,371	$ 2,673,940
		2,673,940
Singapore–1.40%
CapitaLand	2,368,300	6,534,092
		6,534,092
Spain–1.49%
Cellnex Telecom	109,669	6,985,751
Inmobiliaria Colonial Socimi	1	10
		6,985,761
Sweden–2.15%
Castellum	130,080	3,310,481
Kungsleden	475,511	5,756,294
Wihlborgs Fastigheter	46,826	1,016,065
		10,082,840
United Kingdom–4.62%
Assura	3,958,863	4,055,196
Big Yellow Group	229,471	4,148,774
Derwent London	92,438	4,245,267
Land Securities Group	323,657	3,023,865
Segro	408,982	6,192,077
		21,665,179
United States–56.05%
Agree Realty	92,284	6,505,099
Alexandria Real Estate Equities	28,957	5,268,437
American Homes 4 Rent Class A	154,261	5,993,040
AvalonBay Communities	61,926	12,923,337
Boston Properties	76,825	8,803,377
Care Trust	288,531	6,702,575
Cousins Properties	147,793	5,435,827
CubeSmart	75,463	3,495,446
Digital Realty Trust	55,274	8,316,526
†EPR Properties	182,759	9,627,744
Equinix	12,104	9,714,670
Extra Space Storage	75,843	12,424,600
Federal Realty Investment Trust	29,540	3,461,202
†Hilton Grand Vacations	121,348	5,022,594
Hudson Pacific Properties	92,749	2,580,277
Medical Properties Trust	588,768	11,834,237
Mid-America Apartment Communities	59,338	9,993,706
†Outfront Media	494,751	11,888,866
Prologis	222,369	26,579,767
Regency Centers	72,139	4,621,946
Rexford Industrial Realty	182,377	10,386,370
RLJ Lodging Trust	294,079	4,478,823
LVIP BlackRock Global Real Estate Fund–3

LVIP BlackRock Global Real Estate Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
SBA Communications	14,781	$ 4,710,705
Simon Property Group	80,287	10,475,848
SL Green Realty	54,239	4,339,120
Spirit Realty Capital	158,851	7,599,432
STAG Industrial	133,615	5,001,209
Sun Communities	65,705	11,261,837
Switch Class A	222,031	4,687,074
UDR	198,498	9,722,432
VICI Properties	250,677	7,776,000
Welltower	133,748	11,114,459
		262,746,582
Total Common Stock (Cost $341,056,080)		462,044,781

	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–1.21%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 0.03%)	5,677,081	$ 5,677,081
Total Money Market Fund (Cost $5,677,081)		5,677,081

TOTAL INVESTMENTS–99.78% (Cost $346,733,161)	467,721,862
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.22%	1,053,508
NET ASSETS APPLICABLE TO 45,818,383 SHARES OUTSTANDING–100.00%	$468,775,370
NET ASSET VALUE PER SHARE–LVIP BLACKROCK GLOBAL REAL ESTATE FUND STANDARD CLASS ($357,820,161 / 34,857,486 Shares)	$10.265
NET ASSET VALUE PER SHARE–LVIP BLACKROCK GLOBAL REAL ESTATE FUND SERVICE CLASS ($110,955,209 / 10,960,897 Shares)	$10.123
COMPONENTS OF NET ASSETS AT JUNE 30, 2021:
Shares of beneficial interest (unlimited authorization–no par)	$348,743,327
Distributable earnings/(accumulated loss)	120,032,043
TOTAL NET ASSETS	$468,775,370

Δ Securities have been classified by country of origin.
† Non-income producing.
π Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At June 30, 2021, the aggregate value of restricted securities was $54, which represented 0.00% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

Restricted Security
Investment	Date of Acquisition	Cost	Value
AZ. BGP Holdings	8/19/2009	$—	$54

★ Includes $30,000 cash collateral held at brokers for certain open bilateral derivatives, $3,300,364 payable for securities purchased, $209,113 payable for fund shares redeemed, $68,397 variation margin due to brokers on swap contracts, $99,980 other accrued expenses payable and $298,550 due to manager and affiliates as of June 30, 2021.
LVIP BlackRock Global Real Estate Fund–4

LVIP BlackRock Global Real Estate Fund
Statement of Net Assets (continued)
The following foreign currency exchange contracts and swap contracts were outstanding at June 30, 2021:
Foreign Currency Exchange Contracts1
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BCLY	CAD	35,000	USD	(28,724)	7/15/21	$ —	$ (489)
BOA	AUD	(349,000)	USD	270,334	7/15/21	8,580	—
BOA	CAD	2,682,000	USD	(2,135,051)	7/15/21	28,527	—
BOA	CAD	30,000	USD	(24,910)	7/15/21	—	(708)
BOA	GBP	45,000	USD	(62,015)	7/15/21	236	—
BOA	GBP	45,000	USD	(63,817)	7/15/21	—	(1,566)
BOA	GBP	(517,000)	USD	719,518	7/15/21	4,318	—
BOA	JPY	(104,058,000)	USD	961,771	7/15/21	25,000	—
BOA	JPY	19,394,000	USD	(177,787)	7/15/21	—	(3,194)
BOA	SEK	5,212,000	USD	(612,058)	7/15/21	—	(2,957)
CITI	AUD	55,000	USD	(42,683)	7/15/21	—	(1,432)
CITI	AUD	(46,000)	USD	34,544	7/15/21	43	—
CITI	CAD	198,000	USD	(158,895)	7/15/21	832	—
CITI	EUR	(10,957,000)	USD	13,098,524	7/15/21	102,078	—
CITI	GBP	1,983,000	USD	(2,723,994)	7/15/21	19,219	—
CITI	GBP	211,000	USD	(292,962)	7/15/21	—	(1,072)
CITI	HKD	14,069,000	USD	(1,811,622)	7/15/21	448	—
CITI	HKD	54,096,000	USD	(6,972,355)	7/15/21	—	(4,856)
CITI	JPY	(10,057,000)	USD	93,135	7/15/21	2,598	—
CITI	JPY	5,404,000	USD	(49,434)	7/15/21	—	(785)
CITI	KRW	(3,951,631,000)	USD	3,515,977	7/15/21	19,031	—
CITI	SGD	168,000	USD	(125,681)	7/15/21	—	(746)
GSI	AUD	(152,000)	USD	114,223	7/15/21	221	—
GSI	HKD	(279,000)	USD	35,948	7/15/21	13	—
GSI	HKD	1,892,000	USD	(243,774)	7/15/21	—	(87)
GSI	NZD	1,855,000	USD	(1,303,685)	7/15/21	—	(7,064)
GSI	SEK	674,000	USD	(79,571)	7/15/21	—	(804)
GSI	SGD	(291,000)	USD	219,289	7/15/21	2,884	—
HSBC	AUD	1,461,000	USD	(1,135,934)	7/15/21	—	(40,168)
HSBC	AUD	(714,000)	USD	549,724	7/15/21	14,217	—
HSBC	CAD	39,000	USD	(31,195)	7/15/21	266	—
HSBC	CAD	567,000	USD	(468,898)	7/15/21	—	(11,497)
HSBC	EUR	2,285,000	USD	(2,766,230)	7/15/21	—	(55,918)
HSBC	EUR	(164,000)	USD	199,207	7/15/21	4,682	—
HSBC	GBP	233,000	USD	(327,299)	7/15/21	—	(4,975)
HSBC	HKD	(17,713,000)	USD	2,280,790	7/15/21	—	(624)
HSBC	HKD	20,178,000	USD	(2,599,731)	7/15/21	—	(830)
HSBC	HKD	(14,997,000)	USD	1,932,216	7/15/21	620	—
HSBC	HKD	6,920,000	USD	(891,164)	7/15/21	124	—
HSBC	ILS	3,327,000	USD	(1,013,578)	7/15/21	7,046	—
HSBC	JPY	92,577,000	USD	(839,522)	7/15/21	—	(6,106)
HSBC	KRW	(264,591,000)	USD	236,951	7/15/21	2,804	—
HSBC	KRW	719,080,000	USD	(634,059)	7/15/21	2,282	—
HSBC	SEK	4,037,000	USD	(483,067)	7/15/21	—	(11,282)
HSBC	SEK	(2,349,000)	USD	277,140	7/15/21	2,623	—
HSBC	SEK	(1,373,000)	USD	159,601	7/15/21	—	(856)
HSBC	SGD	10,833,000	USD	(8,073,355)	7/15/21	—	(17,284)
HSBC	SGD	179,000	USD	(133,032)	7/15/21	83	—
JPMC	AUD	(440,000)	USD	333,841	7/15/21	3,836	—
JPMC	CAD	(1,240,000)	USD	1,028,869	7/15/21	28,557	—
JPMC	EUR	6,028,000	USD	(7,366,087)	7/15/21	—	(216,084)
JPMC	EUR	(3,536,000)	USD	4,262,846	7/15/21	68,683	—
JPMC	GBP	(898,000)	USD	1,274,469	7/15/21	32,208	—
JPMC	GBP	577,000	USD	(819,582)	7/15/21	—	(21,380)
JPMC	JPY	131,254,000	USD	(1,207,333)	7/15/21	—	(25,730)
JPMC	JPY	(197,478,000)	USD	1,791,474	7/15/21	13,696	—
JPMC	SEK	2,719,000	USD	(322,761)	7/15/21	—	(5,005)
LVIP BlackRock Global Real Estate Fund–5

LVIP BlackRock Global Real Estate Fund
Statement of Net Assets (continued)
Foreign Currency Exchange Contracts1 (continued)
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
JPMC	SEK	(1,466,000)	USD	175,254	7/15/21	$ 3,929	$ —
SCB	AUD	1,064,000	USD	(820,445)	7/15/21	—	(22,432)
SCB	AUD	(895,000)	USD	694,270	7/15/21	23,010	—
SCB	CAD	643,000	USD	(531,449)	7/15/21	—	(12,739)
SCB	CHF	4,794,000	USD	(5,208,782)	7/15/21	—	(25,341)
SCB	EUR	1,177,000	USD	(1,414,656)	7/15/21	—	(18,579)
SCB	EUR	(169,000)	USD	206,822	7/15/21	6,365	—
SCB	GBP	191,000	USD	(267,583)	7/15/21	—	(3,361)
SCB	HKD	(1,703,000)	USD	219,323	7/15/21	—	(21)
SCB	JPY	1,150,526,743	USD	(10,529,466)	7/15/21	—	(171,953)
SCB	JPY	(83,018,000)	USD	768,235	7/15/21	20,872	—
SCB	SEK	1,087,000	USD	(131,150)	7/15/21	—	(4,118)
SCB	SGD	(484,000)	USD	360,147	7/15/21	215	—
SSB	AUD	(335,000)	USD	258,302	7/15/21	7,048	—
SSB	CAD	201,000	USD	(160,905)	7/15/21	1,243	—
SSB	CAD	55,000	USD	(45,574)	7/15/21	—	(1,205)
SSB	EUR	(6,416,000)	USD	7,795,952	7/15/21	185,732	—
SSB	EUR	1,469,000	USD	(1,791,113)	7/15/21	—	(48,686)
SSB	GBP	(831,000)	USD	1,175,710	7/15/21	26,134	—
SSB	JPY	69,253,000	USD	(633,037)	7/15/21	—	(9,593)
SSB	JPY	(321,191,000)	USD	2,940,911	7/15/21	49,420	—
SSB	NOK	9,372,000	USD	(1,102,154)	7/15/21	—	(13,587)
SSB	SEK	5,949,000	USD	(712,459)	7/15/21	—	(17,228)
SSB	SEK	(1,651,000)	USD	199,120	7/15/21	6,176	—
SSB	SGD	(1,850,000)	USD	1,392,477	7/15/21	16,704	—
SSB	SGD	435,000	USD	(326,625)	7/15/21	—	(3,132)
UBS	AUD	156,000	USD	(117,063)	7/15/21	—	(61)
UBS	CAD	17,000	USD	(14,097)	7/15/21	—	(383)
UBS	EUR	1,252,000	USD	(1,499,692)	7/15/21	—	(14,656)
UBS	EUR	(1,607,000)	USD	1,937,803	7/15/21	31,689	—
UBS	GBP	111,000	USD	(154,425)	7/15/21	—	(872)
UBS	GBP	(1,048,000)	USD	1,468,173	7/15/21	18,407	—
UBS	HKD	(109,951,000)	USD	14,146,467	7/15/21	—	(15,088)
UBS	HKD	732,000	USD	(94,196)	7/15/21	85	—
UBS	HKD	(15,527,000)	USD	2,001,215	7/15/21	1,356	—
UBS	HKD	782,000	USD	(100,748)	7/15/21	—	(27)
UBS	JPY	249,861,000	USD	(2,294,711)	7/15/21	—	(45,360)
UBS	SEK	1,259,000	USD	(148,767)	7/15/21	—	(1,634)
Total Foreign Currency Exchange Contracts						$794,140	$(873,555)
LVIP BlackRock Global Real Estate Fund–6

LVIP BlackRock Global Real Estate Fund
Statement of Net Assets (continued)
Swap Contracts1
Contracts For Difference (CFD) Swap Contracts
Counterparty/ Reference Entity/ Payment Frequency	Number of Contracts	Financing Rate[2]	Termination Date[3]	Notional Amount[4]	Value	Unrealized Appreciation[5]	Unrealized Depreciation[5]
Over-The-Counter:
Long Equities
United States
GSI - Care Trust - Monthly	21,210	0.00%	7/13/2021	500,980	$(8,272)	$—	$(8,272)
GSI - Equinix - Monthly	4,693	0.00%	7/13/2021	3,826,727	(60,125)	—	(60,125)
Total CFD Swap Contracts						$—	$(68,397)
The use of foreign currency exchange contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Financing Rates are based on multiple financing rate benchmarks. The Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 30-300 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The specified benchmarks used in determining the variable rate of interest are the 1 Week USD-LIBOR, 1-Month USD-LIBOR and Federal Funds Rate.
[3] Date reflected is the next payment date. Contracts have an open-ended maturity date.
[4] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.
[5] See Note 5 in Notes to Financial Statements.

Summary of Abbreviations:
ADR–American Depositary Receipt
AUD–Australian Dollar
BCLY–Barclays Bank
BOA–Bank of America
CAD–Canadian Dollar
CHF–Swiss Franc
CITI–Citigroup Global Markets
EUR–Euro
GBP–British Pound Sterling
GSI–Goldman Sachs International
HKD–Hong Kong Dollar
HSBC–Hong Kong and Shanghai Banking Corporation
ILS–Israeli Shekel
JPMC–JPMorgan Chase
JPY–Japanese Yen
KRW–South Korean Won
NOK–Norwegian Krone
NZD–New Zealand Dollar
REIT–Real Estate Investment Trust
SCB–Standard Chartered Bank
SEK–Swedish Krona
SGD–Singapore Dollar
SSB–State Street Bank
USD–United States Dollar
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Global Real Estate Fund–7

LVIP BlackRock Global Real Estate Fund
Statement of Operations
Six Months Ended June 30, 2021 (unaudited)
INVESTMENT INCOME:
Dividends	$ 6,160,251
Foreign taxes withheld	(247,061)
5,913,190
EXPENSES:
Management fees	1,554,155
Distribution fees-Service Class	132,363
Custodian fees	96,968
Shareholder servicing fees	65,834
Accounting and administration expenses	65,414
Professional fees	18,359
Pricing fees	11,501
Trustees’ fees and expenses	4,850
Reports and statements to shareholders	4,695
Consulting fees	1,186
Other	40,680
1,996,005
Less:
Management fees waived	(35,098)
Total operating expenses	1,960,907
NET INVESTMENT INCOME	3,952,283
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Investments	33,244,941
Foreign currencies	39,230
Foreign currency exchange contracts	344,619
Swap contracts	6,688
Net realized gain	33,635,478
Net change in unrealized appreciation (depreciation) of:
Investments	37,861,872
Foreign currencies	(28,981)
Foreign currency exchange contracts	(562,451)
Swap contracts	(68,397)
Net change in unrealized appreciation (depreciation)	37,202,043
NET REALIZED AND UNREALIZED GAIN	70,837,521
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$74,789,804
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Global Real Estate Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/21 (unaudited)	Year Ended 12/31/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 3,952,283	$ 9,146,136
Net realized gain (loss)	33,635,478	(18,281,207)
Net change in unrealized appreciation (depreciation)	37,202,043	(1,113,078)
Net increase (decrease) in net assets resulting from operations	74,789,804	(10,248,149)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(29,139,298)
Service Class	—	(8,470,463)
	—	(37,609,761)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	9,058,016	79,477,392
Service Class	5,962,050	13,882,665
Reinvestment of dividends and distributions:
Standard Class	—	29,139,298
Service Class	—	8,470,463
	15,020,066	130,969,818
Cost of shares redeemed:
Standard Class	(41,293,515)	(164,608,745)
Service Class	(13,820,632)	(17,981,820)
	(55,114,147)	(182,590,565)
Decrease in net assets derived from capital share transactions	(40,094,081)	(51,620,747)
NET INCREASE (DECREASE) IN NET ASSETS	34,695,723	(99,478,657)
NET ASSETS:
Beginning of period	434,079,647	533,558,304
End of period	$468,775,370	$ 434,079,647
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Global Real Estate Fund–8

LVIP BlackRock Global Real Estate Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP BlackRock Global Real Estate Fund Standard Class
	Six Months Ended 6/30/21[1] (unaudited)	Year Ended
		12/31/20	12/31/19 [2]	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$ 8.712	$ 9.769	$ 8.456	$ 9.587	$ 9.024	$ 9.306
Income (loss) from investment operations:
Net investment income[3]	0.085	0.176	0.212	0.207	0.229	0.203
Net realized and unrealized gain (loss)	1.468	(0.458)	1.871	(0.986)	0.746	(0.089)
Total from investment operations	1.553	(0.282)	2.083	(0.779)	0.975	0.114
Less dividends and distributions from:
Net investment income	—	(0.464)	(0.355)	(0.352)	(0.412)	(0.396)
Net realized gain	—	(0.311)	(0.415)	—	—	—
Total dividends and distributions	—	(0.775)	(0.770)	(0.352)	(0.412)	(0.396)
Net asset value, end of period	$ 10.265	$ 8.712	$ 9.769	$ 8.456	$ 9.587	$ 9.024
Total return[4]	17.84%	(2.21%)	24.92%	(8.34%)	10.87%	1.18%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$357,820	$332,627	$426,116	$382,835	$296,649	$288,333
Ratio of expenses to average net assets	0.81%	0.81%	0.76%	0.78%	0.78%	0.75%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.83%	0.83%	0.77%	0.79%	0.78%	0.75%
Ratio of net investment income to average net assets	1.79%	2.09%	2.21%	2.25%	2.44%	2.14%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.77%	2.07%	2.20%	2.24%	2.44%	2.14%
Portfolio turnover	48%	120%	155%	116%	89%	45%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective Feburary 11, 2019, BlackRock Investment Management LLC (“BlackRock”) is responsible for the day-to-day management of the Fund’s investment portfolio, replacing CBRE Clarion Securities LLC.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Global Real Estate Fund–9

LVIP BlackRock Global Real Estate Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP BlackRock Global Real Estate Fund Service Class
	Six Months Ended 6/30/21[1] (unaudited)	Year Ended
		12/31/20	12/31/19 [2]	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$ 8.602	$ 9.658	$ 8.367	$ 9.489	$ 8.937	$ 9.219
Income (loss) from investment operations:
Net investment income[3]	0.072	0.153	0.191	0.182	0.203	0.177
Net realized and unrealized gain (loss)	1.449	(0.454)	1.844	(0.976)	0.738	(0.086)
Total from investment operations	1.521	(0.301)	2.035	(0.794)	0.941	0.091
Less dividends and distributions from:
Net investment income	—	(0.444)	(0.329)	(0.328)	(0.389)	(0.373)
Net realized gain	—	(0.311)	(0.415)	—	—	—
Total dividends and distributions	—	(0.755)	(0.744)	(0.328)	(0.389)	(0.373)
Net asset value, end of period	$ 10.123	$ 8.602	$ 9.658	$ 8.367	$ 9.489	$ 8.937
Total return[4]	17.68%	(2.45%)	24.60%	(8.57%)	10.58%	0.94%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$110,955	$101,452	$107,442	$ 97,581	$116,005	$110,338
Ratio of expenses to average net assets	1.06%	1.06%	1.01%	1.03%	1.03%	1.00%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.08%	1.08%	1.02%	1.04%	1.03%	1.00%
Ratio of net investment income to average net assets	1.54%	1.84%	1.96%	2.00%	2.19%	1.89%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.52%	1.82%	1.95%	1.99%	2.19%	1.89%
Portfolio turnover	48%	120%	155%	116%	89%	45%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective Feburary 11, 2019, BlackRock Investment Management LLC (“BlackRock”) is responsible for the day-to-day management of the Fund’s investment portfolio, replacing CBRE Clarion Securities LLC.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Global Real Estate Fund–10

LVIP BlackRock Global Real Estate Fund
Notes to Financial Statements
June 30, 2021 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 105 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP BlackRock Global Real Estate Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek total return through a combination of current income and long-term capital appreciation.
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”). Restricted securities are valued at fair value by the Fund's Fair Valuation Committee, using methods approved by the Board, taking into account a review of information, assumptions and sub-adviser recommendations, as applicable.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2021 and for all open tax years (years ended December 31, 2017-December 31, 2020), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2021, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
LVIP BlackRock Global Real Estate Fund–11

LVIP BlackRock Global Real Estate Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2021.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.73% of the first $250 million of the Fund’s average daily net assets; and 0.63% of the Fund’s average daily net assets in excess of $250 million.   LIAC has contractually agreed to waive a portion of its advisory fee as follows: 0.02% of the first $250 million of the Fund’s average daily net assets; 0.01% of the next $500 million; and 0.00% of the Fund’s average daily net assets in excess of $750 million.
 The agreement will continue at least through April 30, 2022, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.   The management fee, net of waivers, is calculated daily and paid monthly.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2021, costs for these administrative and legal services were as follows:
Administrative	$13,435
Legal	2,136
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $1,628 for the six months ended June 30, 2021.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
LVIP BlackRock Global Real Estate Fund–12

LVIP BlackRock Global Real Estate Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
At June 30, 2021, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LIAC	$262,187
Distribution fees payable to LFD	23,274
Printing and mailing fees payable to Lincoln Life	1,690
Shareholder servicing fees payable to Lincoln Life	11,399
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2021, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$214,814,396
Sales	254,757,520
At June 30, 2021, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2021, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$346,733,161
Aggregate unrealized appreciation of investments and derivatives	$126,307,499
Aggregate unrealized depreciation of investments and derivatives	(5,466,610)
Net unrealized appreciation of investments and derivatives	$120,840,889
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2021.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP BlackRock Global Real Estate Fund–13

LVIP BlackRock Global Real Estate Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Australia	$ 15,346,931	$—	$—	$ 15,346,931
Belgium	9,344,673	—	—	9,344,673
Canada	11,033,549	—	—	11,033,549
China	11,429,665	—	—	11,429,665
France	12,341,802	—	—	12,341,802
Germany	25,346,278	—	—	25,346,278
Hong Kong	24,846,874	—	—	24,846,874
Japan	41,666,561	—	—	41,666,561
Malta	—	—	54	54
Republic of Korea	2,673,940	—	—	2,673,940
Singapore	6,534,092	—	—	6,534,092
Spain	6,985,761	—	—	6,985,761
Sweden	10,082,840	—	—	10,082,840
United Kingdom	21,665,179	—	—	21,665,179
United States	262,746,582	—	—	262,746,582
Money Market Fund	5,677,081	—	—	5,677,081
Total Investments	$467,721,808	$—	$ 54	$467,721,862
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$—	$ 794,140	$—	$ 794,140
Liabilities:
Foreign Currency Exchange Contracts	$—	$(873,555)	$—	$(873,555)
Swap Contracts	$—	$ (68,397)	$—	$ (68,397)
During the six months ended June 30, 2021, there were no material transfers to or from Level 3 investments.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/21	12/31/20
Shares sold:
Standard Class	959,504	11,146,578
Service Class	630,818	1,755,270
Shares reinvested:
Standard Class	—	3,565,998
Service Class	—	1,051,241
	1,590,322	17,519,087
Shares redeemed:
Standard Class	(4,280,278)	(20,152,478)
Service Class	(1,463,608)	(2,136,997)
	(5,743,886)	(22,289,475)
Net decrease	(4,153,564)	(4,770,388)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $300,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 16, 2022.
LVIP BlackRock Global Real Estate Fund–14

LVIP BlackRock Global Real Estate Fund
Notes to Financial Statements (continued)
 5. Line of Credit (continued)
The Fund had no amounts outstanding as of June 30, 2021, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Foreign Currency Exchange Contracts–The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of foreign currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
During the six months ended June 30, 2021, the Fund entered into foreign currency exchange contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.
Contracts for Difference — The Fund may enter into CFDs. CFDs are leveraged derivative instruments that allow a Fund to take a position on the change in the market price of an underlying asset, such as a stock, or the value of an index or currency exchange rate. With a short CFD, a Fund is seeking to profit from falls in the market price of the asset. CFDs are subject to liquidity risk because the liquidity of CFDs is based on the liquidity of the underlying instrument, and are subject to counterparty risk, i.e., the risk that the counterparty to the CFD transaction may be unable or unwilling to make payments or to otherwise honor its financial obligations under the terms of the contract. It is also possible that the market price of the CFD will move between the time the order is placed by a Fund and when it is executed by the issuer, which can result in the trade being executed at a less favorable price. The seller may require the Fund to deposit additional sums to cover this decline in value, and the margin call may be at short notice. If additional margin is not provided in time, the seller may liquidate the positions at a loss for which a Fund is liable. The potential for margin calls and large losses are much greater in CFDs than in other leveraged products. Most CFDs are traded over-the-counter. CFDs are not registered with the U.S. Securities and Exchange Commission or any U.S. regulator, and are not subject to U.S. regulation. In a short position, the Fund will receive or pay an amount based upon the amount, if any, by which the notional amount of the CFD would have decreased or increased in value had it sold the particular stocks short, less the dividends that would have been paid on those stocks, plus a floating rate of interest on the notional amount of the CFD. All of these components are reflected in the market value of the CFD.
CFDs are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statement of Operations. Periodic payments made or received are recorded as realized gains or losses.
During the six months ended June 30, 2021, the Fund used contracts for difference to gain exposure to certain securities or markets.
Swaps Generally–The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Statement of Net Assets.
LVIP BlackRock Global Real Estate Fund–15

LVIP BlackRock Global Real Estate Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
Fair values of derivative instruments as of June 30, 2021 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Foreign currency exchange contracts (Currency contracts)	Receivables and other assets net of liabilities	$794,140	Receivables and other assets net of liabilities	$(873,555)
Swap contracts (Equity contracts)	Receivables and other assets net of liabilities	—	Receivables and other assets net of liabilities	(68,397)
Total		$794,140		$(941,952)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2021 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$344,619	$(562,451)
Swap contracts (Equity contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	6,688	(68,397)
Total		$351,307	$(630,848)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2021.
	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average cost)	$54,824,154	$53,288,090
At June 30, 2021, the Fund posted cash collateral for certain open bilateral derivatives as follows:
Broker	Cash Collateral
Goldman Sachs International	$70,000
Total	$70,000
At June 30, 2021, the Fund received cash collateral for certain open bilateral derivatives as follows:
Broker	Cash Collateral
Citigroup Global Markets	$30,000
Hong Kong Shanghai Bank	10,000
Total	$40,000
In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or
LVIP BlackRock Global Real Estate Fund–16

LVIP BlackRock Global Real Estate Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.
At June 30, 2021, the Fund had the following assets and liabilities subject to offsetting provisions:
Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities
Counterparty	Gross Value of Derivative Assets	Gross Value of Derivative Liability	Net Position
Bank of America N.A.	$ 66,661	$ (8,425)	$ 58,236
Barclays Bank PLC	—	(489)	(489)
Citigroup Global Markets	144,250	(8,891)	135,359
Goldman Sachs International	3,118	(76,353)	(73,235)
Hong Kong Shanghai Bank	34,747	(149,540)	(114,793)
JPMorgan Chase Bank	150,909	(268,198)	(117,289)
Standard Chartered Bank	50,462	(258,544)	(208,082)
State Street Bank & Trust Company	292,456	(93,431)	199,025
UBS AG	51,537	(78,081)	(26,544)
Total	$794,140	$(941,952)	$(147,812)

Counterparty	Net Position	Fair Value of Non Cash Collateral Received	Cash Collateral Received	Fair Value of Non Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure[1]
Bank of America N.A.	58,236	—	—	—	—	58,236
Barclays Bank PLC	(489)	—	—	—	—	(489)
Citigroup Global Markets	135,359	—	—	—	—	135,359
Goldman Sachs International	(73,235)	—	—	—	70,000	(3,235)
Hong Kong Shanghai Bank	(114,793)	—	—	—	—	(114,793)
JPMorgan Chase Bank	(117,289)	—	—	—	—	(117,289)
Standard Chartered Bank	(208,082)	—	—	—	—	(208,082)
State Street Bank & Trust Company	199,025	—	—	—	—	199,025
UBS AG	(26,544)	—	—	—	—	(26,544)
Total	(147,812)	—	—	—	70,000	(77,812)

1	Net exposure represents the receivable (payable) that would be due from (to) the counterparty in an event of default.
7. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.
LVIP BlackRock Global Real Estate Fund–17

LVIP BlackRock Global Real Estate Fund
Notes to Financial Statements (continued)
 7. Risk Factors (continued)
The Fund concentrates its investments in the real estate industry and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund is also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more in value than a portfolio that invests in a broader range of industries.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities.   Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.   Restricted securities are valued pursuant to the security valuation procedures noted in Note 1.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP BlackRock Global Real Estate Fund–18

LVIP BlackRock Global Real Estate Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 8-9, 2021, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2020 through December 31, 2020. During the period covered by the report, there was one liquidity event due to an extended Taiwanese foreign holiday in February 2020 that caused the LVIP SSGA Emerging Markets Equity Index Fund to classify its Taiwanese securities as illiquid for one day, which caused the Fund to exceed the 15% limit on illiquid securities on that day. The LVIP SSGA Emerging Markets Equity Index Fund was under the 15% limitation the following business day, and there was no impact on the Fund ability to timely meet redemptions. There were no additional liquidity events that impacted the Fund or its respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP BlackRock Global Real Estate Fund–19

LVIP BlackRock Inflation Protected Bond Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2021

LVIP BlackRock Inflation Protected Bond Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP BlackRock Inflation Protected Bond Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2021 to June 30, 2021
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”) and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021 to June 30, 2021.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
Expense Analysis of an Investment of $1,000
	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Annualized Expense Ratio	Expenses Paid During Period 1/1/21 to 6/30/21*
Actual
Standard Class Shares	$1,000.00	$1,017.80	0.48%	$2.40
Service Class Shares	1,000.00	1,016.50	0.73%	3.65
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.40	0.48%	$2.41
Service Class Shares	1,000.00	1,021.20	0.73%	3.66

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP BlackRock Inflation Protected Bond Fund–1

LVIP BlackRock Inflation Protected Bond Fund
Security Type/Sector Allocation and Credit Quality Ratings (unaudited)
As of June 30, 2021
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Corporate Bond	0.03%
Non-Agency Collateralized Mortgage Obligations	0.01%
Non-Agency Commercial Mortgage-Backed Securities	0.26%
Sovereign Bonds	42.27%
Australia	1.11%
Canada	1.87%
Colombia	0.05%
Denmark	0.39%
France	9.83%
Germany	4.12%
Italy	5.37%
Japan	4.81%
New Zealand	1.14%
Panama	0.02%
Romania	0.12%
Spain	2.80%
Sweden	1.02%
United Kingdom	9.62%
Supranational Banks	2.28%
U.S. Treasury Obligations	53.04%
Money Market Fund	1.78%
Total Investments	99.67%
Receivables and Other Assets Net of Liabilities	0.33%
Total Net Assets	100.00%

Credit Quality Ratings (as a % of fixed income investments)#
U.S. Government	54.19%
AAA	10.93%
AA	19.55%
A	6.86%
BBB	5.79%
Non-Rated	2.68%
Total	100.00%

#	For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s Rating Services (“S&P”) or Moody’s Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.

LVIP BlackRock Inflation Protected Bond Fund–2

LVIP BlackRock Inflation Protected Bond Fund
Statement of Net Assets
June 30, 2021 (unaudited)
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BOND–0.03%
Saudi Arabia–0.03%
SA Global Sukuk 2.69% 6/17/31		480,000	$ 485,952
Total Corporate Bond (Cost $480,000)			485,952
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.01%
ABN Amro Mortgage Series 2003-4 A4 5.50% 3/25/33		14,794	14,794
♦CHL Mortgage Pass-Through Trust Series 2004-5 2A4 5.50% 5/25/34		46,650	46,636
♦WaMu Mortgage Pass-Through Certificates Trust Series 2003-S11 3A5 5.95% 11/25/33		62,285	63,183
Total Non-Agency Collateralized Mortgage Obligations (Cost $127,216)			124,613
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.26%
BAMLL Commercial Mortgage Securities Trust Series 2012-PARK A 2.96% 12/10/30		1,014,000	1,050,182
BB-UBS Trust Series 2012-SHOW A 3.43% 11/5/36		930,000	985,233
Goldman Sachs Mortgage Securities Trust Series 2012-ALOH A 3.55% 4/10/34		883,000	895,363
•Irvine Core Office Trust Series 2013-IRV A2 3.28% 5/15/48		798,000	828,233
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7 A4 2.92% 2/15/46		357,000	364,989
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $4,043,463)			4,124,000
ΔSOVEREIGN BONDS–42.27%
Australia–1.11%
Australia Government Bonds
0.75% 11/21/27	AUD	1,155,000	1,023,441
1.25% 2/21/22	AUD	5,255,000	4,741,955
1.25% 8/21/40	AUD	490,000	500,869
2.50% 9/20/30	AUD	3,735,000	4,469,405
3.00% 9/20/25	AUD	6,115,000	6,884,237
			17,619,907
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Canada–1.87%
Canadian Government Real Return Bonds
4.25% 12/1/21	CAD	5,031,760	$ 4,167,166
4.25% 12/1/26	CAD	6,181,241	6,433,074
Canadian When Issued Government Bond 0.25% 5/1/23	CAD	23,700,000	19,049,439
			29,649,679
Colombia–0.05%
Colombia Government International Bond 3.25% 4/22/32		765,000	749,287
			749,287
Denmark–0.39%
Denmark Inflation Linked Government Bond
0.10% 11/15/23	DKK	27,087,907	4,489,865
0.10% 11/15/30	DKK	9,136,632	1,662,434
			6,152,299
France–9.83%
French Republic Government Bond O.A.T
0.10% 3/1/25	EUR	10,281,714	12,971,510
0.10% 3/1/28	EUR	3,419,401	4,501,246
0.25% 7/25/24	EUR	14,455,463	18,311,267
0.70% 7/25/30	EUR	12,491,037	17,890,507
1.10% 7/25/22	EUR	24,743,518	30,391,456
1.85% 7/25/27	EUR	8,922,782	12,978,720
2.10% 7/25/23	EUR	35,650,667	45,659,255
3.40% 7/25/29	EUR	775,762	1,305,199
3.40% 7/25/29	EUR	7,034,447	11,835,283
			155,844,443
Germany–4.12%
Deutsche Bundesrepublik Inflation Linked Bonds
0.10% 4/15/23	EUR	37,673,495	45,899,813
0.10% 4/15/26	EUR	6,201,535	8,046,448
0.50% 4/15/30	EUR	7,874,710	11,261,884
			65,208,145
Italy–5.37%
Italy Buoni Poliennali Del Tesoro
0.15% 5/15/51	EUR	336,877	370,866
0.40% 4/11/24	EUR	11,145,996	13,637,624
0.45% 5/22/23	EUR	2,171,113	2,640,720
0.65% 5/15/26	EUR	3,310,563	4,233,548
0.90% 4/1/31	EUR	6,565,000	7,874,734
Italy Buoni Poliennali Del Tesoro Inflation Linked Bonds
0.40% 5/15/30	EUR	8,603,673	11,019,991
1.25% 9/15/32	EUR	568,967	797,696
1.30% 5/15/28	EUR	11,966,654	16,164,549
2.35% 9/15/24	EUR	6,419,520	8,527,573
2.60% 9/15/23	EUR	3,635,531	4,705,910
LVIP BlackRock Inflation Protected Bond Fund–3

LVIP BlackRock Inflation Protected Bond Fund
Statement of Net Assets (continued)
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Italy (continued)
Italy Buoni Poliennali Del Tesoro Inflation Linked Bonds (continued)
3.10% 9/15/26	EUR	10,371,545	$ 15,041,758
			85,014,969
Japan–4.81%
Japanese Government CPI Linked Bond 0.01% 3/10/31	JPY	140,176,575	1,289,531
Japanese Government CPI Linked Bonds
0.10% 9/10/23	JPY	676,500,100	6,153,323
0.10% 3/10/24	JPY	457,646,400	4,175,439
0.10% 9/10/24	JPY	870,620,400	7,951,136
0.10% 3/10/25	JPY	1,432,763,200	13,109,535
0.10% 3/10/26	JPY	996,098,004	9,149,989
0.10% 3/10/27	JPY	865,944,824	7,970,792
0.10% 3/10/28	JPY	2,770,650,134	25,562,954
0.10% 3/10/29	JPY	93,083,013	860,910
			76,223,609
New Zealand–1.14%
New Zealand Government Bonds 1.75% 5/15/41	NZD	1,782,000	1,084,086
New Zealand Government Inflation Linked Bond
2.00% 9/20/25	NZD	13,674,000	11,896,810
2.50% 9/20/40	NZD	2,012,000	1,883,322
3.00% 9/20/30	NZD	3,195,000	3,123,233
			17,987,451
Panama–0.02%
Panama Government International Bond 4.50% 4/1/56		310,000	350,374
			350,374
Romania–0.12%
Romanian Government International Bond 3.62% 5/26/30	EUR	1,440,000	1,973,241
			1,973,241
Spain–2.80%
Spain Government Bond
1.00% 10/31/50	EUR	1,105,000	1,183,099
3.45% 7/30/66	EUR	1,015,000	1,850,702
Spain Government Inflation Linked Bonds
0.15% 11/30/23	EUR	1,061,203	1,317,576
0.65% 11/30/27	EUR	7,719,575	10,369,766
0.70% 11/30/33	EUR	465,256	655,702
1.00% 11/30/30	EUR	10,137,231	14,414,435
1.80% 11/30/24	EUR	10,918,791	14,546,943
			44,338,223
Sweden–1.02%
Sweden Inflation Linked Bond 0.13% 6/1/30	SEK	8,700,000	1,189,499
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Sweden (continued)
Sweden Inflation Linked Bonds
0.13% 6/1/26	SEK	12,325,000	$ 1,700,123
0.13% 12/1/27	SEK	4,090,000	570,274
0.25% 6/1/22	SEK	22,950,000	2,958,105
1.00% 6/1/25	SEK	31,395,000	4,390,820
3.50% 12/1/28	SEK	25,000,000	5,428,484
			16,237,305
United Kingdom–9.62%
United Kingdom Gilt Inflation Linked Bonds
0.13% 3/22/24	GBP	12,061,075	18,201,670
0.13% 3/22/26	GBP	11,450,252	18,309,245
0.13% 8/10/28	GBP	3,497,493	5,967,310
0.13% 3/22/29	GBP	9,545,254	16,459,885
1.25% 11/22/27	GBP	15,174,676	27,126,890
1.88% 11/22/22	GBP	40,836,177	60,985,148
2.50% 7/17/24	GBP	1,115,000	5,403,113
			152,453,261
Total Sovereign Bonds (Cost $625,092,535)			669,802,193
SUPRANATIONAL BANKS–2.28%
European Investment Bank 0.01% 9/9/30	EUR	14,040,000	16,671,439
European Union
0.01% 10/4/30	EUR	13,945,000	16,576,624
0.30% 11/4/50	EUR	2,635,000	2,835,683
Total Supranational Banks (Cost $36,900,405)			36,083,746
U.S. TREASURY OBLIGATIONS–53.04%
U.S. Treasury Bonds
1.13% 8/15/40		3,955,000	3,402,536
∞1.38% 11/15/40		11,500,000	10,330,234
1.88% 2/15/41		890,000	871,227
U.S. Treasury Inflation Index
0.13% 4/15/26		36,391,355	39,585,075
0.13% 2/15/51		1,630,497	1,789,768
U.S. Treasury Inflation Indexed Bonds
0.13% 7/15/22		174,147	180,477
0.13% 7/15/24		34,153,346	36,724,631
0.13% 10/15/24		24,953,588	26,891,065
0.13% 4/15/25		24,842,816	26,811,804
0.13% 10/15/25		27,812,518	30,264,583
0.13% 7/15/26		21,825,107	23,895,366
0.13% 1/15/30		39,977,007	43,880,491
0.13% 7/15/30		21,351,856	23,552,655
0.13% 1/15/31		55,395,956	60,957,912
0.25% 1/15/25		41,860,263	45,303,923
0.25% 7/15/29		36,316,933	40,399,751
0.25% 2/15/50		46,730	52,856
0.38% 7/15/23		9,051,301	9,628,498
0.38% 7/15/25		33,780,229	37,088,316
0.38% 1/15/27		41,860,854	46,329,828

LVIP BlackRock Inflation Protected Bond Fund–4

LVIP BlackRock Inflation Protected Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Inflation Indexed Bonds (continued)
0.38% 7/15/27	34,532,529	$ 38,509,165
0.50% 4/15/24	20,864,415	22,488,470
0.50% 1/15/28	47,669,299	53,439,891
0.63% 1/15/24	21,315,873	22,956,196
0.63% 1/15/26	33,256,047	36,928,935
0.75% 7/15/28	45,920,930	52,687,092
0.88% 1/15/29	42,587,012	49,273,395
1.00% 2/15/48	102,854	137,098
1.75% 1/15/28	13,616,964	16,455,605
2.00% 1/15/26	5,602,550	6,591,093
2.38% 1/15/25	13,403,393	15,574,637
2.38% 1/15/27	602,370	737,809
∞2.50% 1/15/29	5,750,115	7,405,968
3.63% 4/15/28	1,213,250	1,635,755
3.88% 4/15/29	5,554,217	7,809,822
Total U.S. Treasury Obligations (Cost $784,785,814)		840,571,927

	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–1.78%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.03%)	28,293,508	$ 28,293,508
Total Money Market Fund (Cost $28,293,508)		28,293,508

TOTAL INVESTMENTS–99.67% (Cost $1,479,722,941)	1,579,485,939
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.33%	5,201,670
NET ASSETS APPLICABLE TO 147,729,779 SHARES OUTSTANDING –100.00%	$1,584,687,609
NET ASSET VALUE PER SHARE–LVIP BLACKROCK INFLATION PROTECTED BOND FUND STANDARD CLASS ($690,954,091 / 64,280,976 Shares)	$10.749
NET ASSET VALUE PER SHARE–LVIP BLACKROCK INFLATION PROTECTED BOND FUND SERVICE CLASS ($893,733,518 / 83,448,803 Shares)	$10.710
COMPONENTS OF NET ASSETS AT JUNE 30, 2021:
Shares of beneficial interest (unlimited authorization–no par)	$1,587,922,486
Distributable earnings/(accumulated loss)	(3,234,877)
TOTAL NET ASSETS	$1,584,687,609

° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
Δ Securities have been classified by country of origin.
♦ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
∞ Fully or partially pledged as collateral for futures contracts.
★ Includes $16,882,282 payable for securities purchased, $994,044 payable for fund shares redeemed, $114,718 other accrued expenses payable, $762,452 due to manager and affiliates and $487,755 variation margin due to broker on futures contracts as of June 30, 2021.
LVIP BlackRock Inflation Protected Bond Fund–5

LVIP BlackRock Inflation Protected Bond Fund
Statement of Net Assets (continued)
The following foreign currency exchange contracts and futures contracts were outstanding at June 30, 2021:
Foreign Currency Exchange Contracts1
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
ANZB	EUR	(2,465,000)	USD	2,932,601	8/4/21	$ 7,617	$ —
BNP	DKK	(38,938,000)	USD	6,404,285	7/6/21	194,628	—
BNP	EUR	31,098,000	USD	(37,628,726)	7/6/21	—	(749,471)
BOA	AUD	(149,909)	USD	116,051	7/6/21	3,622	—
BOA	AUD	2,020,000	USD	(1,561,833)	9/15/21	—	(46,438)
BOA	AUD	(2,020,000)	USD	1,525,972	9/15/21	10,578	—
BOA	CAD	(1,944,796)	USD	1,580,000	9/15/21	11,161	—
BOA	CAD	1,958,805	USD	(1,580,000)	9/15/21	140	—
BOA	EUR	(2,221,393)	USD	2,717,666	7/6/21	83,306	—
BOA	GBP	(1,528,169)	USD	2,172,343	7/6/21	58,387	—
BOA	JPY	(112,270,415)	USD	1,026,578	7/6/21	15,953	—
CBA	EUR	(14,028,000)	USD	17,007,567	7/6/21	371,700	—
CBA	NZD	1,456,000	USD	(1,011,979)	7/6/21	5,765	—
CITI	CAD	(36,739,000)	USD	30,438,166	7/6/21	800,584	—
CITI	CAD	1,925,195	USD	(1,580,000)	9/15/21	—	(26,973)
CITI	EUR	2,580,000	USD	(3,147,647)	9/15/21	—	(83,562)
CITI	EUR	(1,290,000)	USD	1,573,690	9/15/21	41,648	—
CITI	GBP	(104,285,000)	USD	147,684,350	7/6/21	3,424,231	—
HSBC	AUD	(23,459,000)	USD	18,154,235	7/6/21	560,552	—
HSBC	CAD	1,910,921	USD	(1,580,000)	9/15/21	—	(38,487)
JPMC	AUD	(2,080,000)	USD	1,557,305	9/15/21	—	(3,100)
JPMC	AUD	2,080,000	USD	(1,569,547)	9/15/21	—	(9,141)
JPMC	CAD	(1,912,798)	USD	1,580,000	9/15/21	36,973	—
JPMC	EUR	3,910,000	USD	(4,699,067)	9/15/21	—	(55,434)
JPMC	EUR	(2,590,000)	USD	3,118,828	9/15/21	42,866	—
JPMC	JPY	(170,854,086)	USD	1,547,324	9/15/21	8,408	—
JPMC	JPY	171,928,003	USD	(1,554,011)	9/15/21	—	(5,422)
MSC	EUR	(326,749,663)	USD	399,173,983	7/6/21	11,680,116	—
MSC	EUR	142,443,663	USD	(169,786,593)	7/6/21	—	(862,025)
MSC	EUR	(142,443,663)	USD	169,886,859	8/4/21	862,343	—
MSC	EUR	(1,290,000)	USD	1,574,829	9/15/21	42,787	—
MSC	EUR	1,300,000	USD	(1,545,102)	9/15/21	—	(1,183)
MSC	GBP	(4,051,000)	USD	5,717,692	7/6/21	113,840	—
MSC	NZD	(27,488,000)	USD	19,940,510	7/6/21	726,396	—
RBC	EUR	(678,000)	USD	808,935	8/4/21	4,416	—
RBS	EUR	(14,068,000)	USD	17,037,516	7/6/21	354,212	—
RBS	SEK	(140,304,000)	USD	16,980,369	7/6/21	585,107	—
SCB	JPY	142,643,000	USD	(1,286,022)	7/1/21	—	(2,039)
SCB	JPY	(142,643,000)	USD	1,286,388	8/4/21	2,044	—
TDB	EUR	(1,300,000)	USD	1,553,919	9/15/21	10,000	—
UBS	GBP	(595,152)	USD	822,224	8/4/21	—	(1,132)
UBS	JPY	(8,225,825,000)	USD	75,012,767	7/6/21	966,292	—
WBC	AUD	(2,090,000)	USD	1,579,672	9/15/21	11,764	—
WBC	GBP	(74,000)	USD	104,735	7/6/21	2,369	—
Total Foreign Currency Exchange Contracts						$21,039,805	$(1,884,407)
LVIP BlackRock Inflation Protected Bond Fund–6

LVIP BlackRock Inflation Protected Bond Fund
Statement of Net Assets (continued)
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Interest Rate Contracts:
318	90 Day IMM Eurodollar	$ 79,086,600	$ 79,106,122	12/19/22	$ —	$ (19,522)
(192)	Euro-Bund	(39,297,087)	(39,284,177)	9/8/21	—	(12,910)
(33)	Euro-BUXL	(7,952,731)	(7,860,212)	9/8/21	—	(92,519)
49	Euro-O.A.T.	9,240,503	9,217,888	9/8/21	22,615	—
(236)	U.S. Treasury 10 yr Notes	(31,270,000)	(31,297,521)	9/21/21	27,521	—
(568)	U.S. Treasury 10 yr Ultra Notes	(83,611,375)	(82,981,307)	9/21/21	—	(630,068)
99	U.S. Treasury 2 yr Notes	21,811,711	21,805,048	9/30/21	6,663	—
101	U.S. Treasury 5 yr Notes	12,466,398	12,466,072	9/30/21	326	—
(318)	U.S. Treasury Bonds	(79,337,025)	(79,335,635)	12/13/21	—	(1,390)
(58)	U.S. Treasury Ultra Bonds	(11,175,875)	(10,893,446)	9/21/21	—	(282,429)
Total Futures Contracts					$57,125	$(1,038,838)
The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2021.

Summary of Abbreviations:
ANZB–Australian and New Zealand Banking Group Limited
AUD–Australian Dollar
BAMLL–Bank of America Merrill Lynch Large Loan
BB-UBS–Barclays Bank United Bank of Switzerland
BNP–BNP Paribas
BOA–Bank of America
BUXL–Bundesanleihe
CAD–Canadian Dollar
CITI–Citigroup Global Markets
CPI–Consumer Price Index
DKK–Danish Krone
EUR–Euro
GBP–British Pound Sterling
HSBC–Hong Kong and Shanghai Banking Corporation
IMM–International Monetary Market
JPMC–JPMorgan Chase
JPY–Japanese Yen
MSC–Morgan Stanley & Co.
NZD–New Zealand Dollar
O.A.T.–Obligations Assimilables du Trésor (French Treasury Bond)
RBC–Royal Bank of Canada
RBS–Royal Bank of Scotland
SCB–Standard Chartered Bank
SEK–Swedish Krona
TDB–Toronto-Dominion Bank
USD–United States Dollar
WBC–Westpac Banking Corporation
yr–Year
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Inflation Protected Bond Fund–7

LVIP BlackRock Inflation Protected Bond Fund
Statement of Operations
Six Months Ended June 30, 2021 (unaudited)
INVESTMENT INCOME:
Interest	$ 23,752,124
EXPENSES:
Management fees	3,129,447
Distribution fees-Service Class	1,036,548
Shareholder servicing fees	217,897
Accounting and administration expenses	140,672
Custodian fees	50,125
Professional fees	35,333
Trustees’ fees and expenses	16,377
Reports and statements to shareholders	13,868
Pricing fees	11,454
Consulting fees	1,516
Other	11,715
Total operating expenses	4,664,952
NET INVESTMENT INCOME	19,087,172
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	18,555,923
Foreign currencies	(1,368,200)
Foreign currency exchange contracts	(13,723,486)
Futures contracts	3,773,808
Net realized gain	7,238,045
Net change in unrealized appreciation (depreciation) of:
Investments	(33,186,686)
Foreign currencies	(59,788)
Foreign currency exchange contracts	33,732,061
Futures contracts	(924,822)
Net change in unrealized appreciation (depreciation)	(439,235)
NET REALIZED AND UNREALIZED GAIN	6,798,810
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 25,885,982
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Inflation Protected Bond Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/21 (unaudited)	Year Ended 12/31/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 19,087,172	$ (2,117,920)
Net realized gain (loss)	7,238,045	(16,700,244)
Net change in unrealized appreciation (depreciation)	(439,235)	85,812,496
Net increase in net assets resulting from operations	25,885,982	66,994,332
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(1,117,539)
Service Class	—	(1,228,926)
	—	(2,346,465)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	66,158,198	190,955,769
Service Class	124,504,685	100,351,399
Reinvestment of dividends and distributions:
Standard Class	—	1,117,539
Service Class	—	1,228,926
	190,662,883	293,653,633
Cost of shares redeemed:
Standard Class	(44,074,130)	(271,566,737)
Service Class	(34,360,521)	(138,054,299)
	(78,434,651)	(409,621,036)
Increase (decrease) in net assets derived from capital share transactions	112,228,232	(115,967,403)
NET INCREASE (DECREASE) IN NET ASSETS	138,114,214	(51,319,536)
NET ASSETS:
Beginning of period	1,446,573,395	1,497,892,931
End of period	$1,584,687,609	$1,446,573,395
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Inflation Protected Bond Fund–8

LVIP BlackRock Inflation Protected Bond Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP BlackRock Inflation Protected Bond Fund Standard Class
	Six Months Ended 6/30/21[1] (unaudited)	Year Ended
		12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$ 10.562	$ 10.048	$ 9.709	$ 10.209	$ 10.158	$ 9.936
Income (loss) from investment operations:
Net investment income (loss)[2]	0.141	(0.002)	0.104	0.170	0.108	0.021
Net realized and unrealized gain (loss)	0.046	0.533	0.467	(0.143)	0.112	0.334
Total from investment operations	0.187	0.531	0.571	0.027	0.220	0.355
Less dividends and distributions from:
Net investment income	—	(0.017)	(0.229)	(0.293)	(0.169)	(0.133)
Return of capital	—	—	(0.003)	(0.234)	—	—
Total dividends and distributions	—	(0.017)	(0.232)	(0.527)	(0.169)	(0.133)
Net asset value, end of period	$ 10.749	$ 10.562	$ 10.048	$ 9.709	$ 10.209	$ 10.158
Total return[3]	1.78%	5.28%	5.89%	0.27%	2.18%	3.57%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$690,954	$656,834	$706,436	$766,173	$373,352	$530,309
Ratio of expenses to average net assets	0.48%	0.49%	0.49%	0.49%	0.49%	0.47%
Ratio of net investment income (loss) to average net assets[4]	2.68%	(0.01%)	1.04%	1.68%	1.05%	0.21%
Portfolio turnover	31%	99%	100%	107%	101%	82%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Recognition of net investment income by the fund may be affected by inflation/deflation adjustments through period end and the actual annual net investment income ratio may differ.
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Inflation Protected Bond Fund–9

LVIP BlackRock Inflation Protected Bond Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP BlackRock Inflation Protected Bond Fund Service Class
	Six Months Ended 6/30/21[1] (unaudited)	Year Ended
		12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$ 10.536	$ 10.049	$ 9.710	$ 10.184	$ 10.158	$ 9.912
Income (loss) from investment operations:
Net investment income (loss)[2]	0.128	(0.027)	0.079	0.145	0.082	(0.004)
Net realized and unrealized gain (loss)	0.046	0.531	0.466	(0.143)	0.113	0.332
Total from investment operations	0.174	0.504	0.545	0.002	0.195	0.328
Less dividends and distributions from:
Net investment income	—	(0.017)	(0.204)	(0.265)	(0.169)	(0.082)
Return of capital	—	—	(0.002)	(0.211)	—	—
Total dividends and distributions	—	(0.017)	(0.206)	(0.476)	(0.169)	(0.082)
Net asset value, end of period	$ 10.710	$ 10.536	$ 10.049	$ 9.710	$ 10.184	$ 10.158
Total return[3]	1.65%	5.02%	5.62%	0.02%	1.94%	3.30%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$893,734	$789,740	$791,457	$796,591	$850,504	$805,119
Ratio of expenses to average net assets	0.73%	0.74%	0.74%	0.74%	0.74%	0.72%
Ratio of net investment income (loss) to average net assets[4]	2.43%	(0.26%)	0.79%	1.43%	0.80%	(0.04%)
Portfolio turnover	31%	99%	100%	107%	101%	82%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Recognition of net investment income by the fund may be affected by inflation/deflation adjustments through period end and the actual annual net investment income ratio may differ.
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Inflation Protected Bond Fund–10

LVIP BlackRock Inflation Protected Bond Fund
Notes to Financial Statements
June 30, 2021 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 105 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP BlackRock Inflation Protected Bond Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a non-diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”) and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek to maximize real return, consistent with preservation of real capital and prudent investment management.
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Securities listed on a foreign exchange are valued at the last quoted sale price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   Futures contracts are valued at the daily quoted settlement prices.   Other debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2021 and for all open tax years (years ended December 31, 2017-December 31, 2020), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2021, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally separates the portion of realized gains and losses on investments in debt securities resulting from changes in foreign exchange rates from that which is due to changes in market prices of debt securities. Gains or losses attributable to changes in foreign exchange rates are included in the Statement of Operations under “Net realized gain (loss) on foreign currencies”. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
LVIP BlackRock Inflation Protected Bond Fund–11

LVIP BlackRock Inflation Protected Bond Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.45% of the first $500 million of the Fund’s average daily net assets; and 0.40% of the Fund’s average daily net assets in excess of $500 million.   The management fee is calculated daily and paid monthly.
BlackRock Financial Management, Inc. (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2021, costs for these administrative and legal services were as follows:
Administrative	$44,635
Legal	7,098
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $5,157 for the six months ended June 30, 2021.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2021, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LIAC	$538,115
Distribution fees payable to LFD	181,330
Printing and mailing fees payable to Lincoln Life	5,483
Shareholder servicing fees payable to Lincoln Life	37,524
The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price.   Pursuant to these procedures, for the six months ended June 30, 2021, the Fund engaged in securities purchases of $1,177,282.
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
LVIP BlackRock Inflation Protected Bond Fund–12

LVIP BlackRock Inflation Protected Bond Fund
Notes to Financial Statements (continued)
3. Investments
For the six months ended June 30, 2021, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases other than U.S. government securities	$257,722,394
Purchases of U.S. government securities	320,660,263
Sales other than U.S. government securities	233,561,115
Sales of U.S. government securities	217,897,568
At June 30, 2021, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2021, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$1,479,604,890
Aggregate unrealized appreciation of investments and derivatives	$ 103,211,094
Aggregate unrealized depreciation of investments and derivatives	(3,921,741)
Net unrealized appreciation of investments and derivatives	$ 99,289,353
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2021.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP BlackRock Inflation Protected Bond Fund–13

LVIP BlackRock Inflation Protected Bond Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate Bond	$ —	$ 485,952	$—	$ 485,952
Non-Agency Collateralized Mortgage Obligations	—	124,613	—	124,613
Non-Agency Commercial Mortgage-Backed Securities	—	4,124,000	—	4,124,000
Sovereign Bonds	—	669,802,193	—	669,802,193
Supranational Banks	—	36,083,746	—	36,083,746
U.S. Treasury Obligations	—	840,571,927	—	840,571,927
Money Market Fund	28,293,508	—	—	28,293,508
Total Investments	$28,293,508	$1,551,192,431	$—	$1,579,485,939
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$ —	$21,039,805	$—	$21,039,805
Futures Contracts	$ 57,125	$ —	$—	$ 57,125
Liabilities:
Foreign Currency Exchange Contracts	$ —	$ (1,884,407)	$—	$ (1,884,407)
Futures Contracts	$(1,038,838)	$ —	$—	$ (1,038,838)
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/21	12/31/20
Shares sold:
Standard Class	6,233,113	18,596,886
Service Class	11,734,591	9,737,604
Shares reinvested:
Standard Class	—	107,198
Service Class	—	118,075
	17,967,704	28,559,763
Shares redeemed:
Standard Class	(4,143,181)	(26,818,817)
Service Class	(3,240,199)	(13,660,403)
	(7,383,380)	(40,479,220)
Net increase (decrease)	10,584,324	(11,919,457)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $300,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 16, 2022.
The Fund had no amounts outstanding as of June 30, 2021, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
LVIP BlackRock Inflation Protected Bond Fund–14

LVIP BlackRock Inflation Protected Bond Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
Foreign Currency Exchange Contracts– The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of foreign currency exchange contracts and foreign cross currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts and foreign cross currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
During the six months ended June 30, 2021, the Fund entered into foreign currency exchange contracts and foreign cross currency exchange contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.   At June 30, 2021, the Fund pledged securities with a value of $3,852,588 as collateral for futures contracts.
During the six months ended June 30, 2021, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions and to facilitate investments in portfolio securities.
Fair values of derivative instruments as of June 30, 2021 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Foreign currency exchange contracts (Currency contracts)	Receivables and other assets net of liabilities	$21,039,805	Receivables and other assets net of liabilities	$(1,884,407)
Futures contracts (Interest rate contracts)	Receivables and other assets net of liabilities	57,125	Receivables and other assets net of liabilities	(1,038,838)
Total		$21,096,930		$(2,923,245)
LVIP BlackRock Inflation Protected Bond Fund–15

LVIP BlackRock Inflation Protected Bond Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2021 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$(13,723,486)	$33,732,061
Futures contracts (Interest rate contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	3,773,808	(924,822)
Total		$ (9,949,678)	$32,807,239
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2021.
	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average cost)	$481,542,736	$1,174,481,260
Futures contracts (average notional value)	86,939,702	139,198,268
In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.
LVIP BlackRock Inflation Protected Bond Fund–16

LVIP BlackRock Inflation Protected Bond Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
At June 30, 2021, the Fund had the following assets and liabilities subject to offsetting provisions:
Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities
Counterparty	Gross Value of Derivative Assets	Gross Value of Derivative Liability	Net Position
Australia and New Zealand Banking Group Limited	$ 7,617	$ —	$ 7,617
Bank of America N.A.	183,147	(46,438)	136,709
BNP Paribas SA	194,628	(749,471)	(554,843)
Citigroup Global Markets	4,266,463	(110,535)	4,155,928
Commonwealth Bank of Australia	377,465	—	377,465
Hong Kong Shanghai Bank	560,552	(38,487)	522,065
JPMorgan Chase Bank	88,247	(73,097)	15,150
Morgan Stanley Capital	13,425,482	(863,208)	12,562,274
Royal Bank of Canada	4,416	—	4,416
Royal Bank of Scotland	939,319	—	939,319
Standard Chartered Bank	2,044	(2,039)	5
Toronto Dominion Bank	10,000	—	10,000
UBS AG	966,292	(1,132)	965,160
Westpac Banking Corp.	14,133	—	14,133
Total	$21,039,805	$(1,884,407)	$19,155,398

Counterparty	Net Position	Fair Value of Non Cash Collateral Received	Cash Collateral Received	Fair Value of Non Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure[1]
Australia and New Zealand Banking Group Limited	7,617	—	—	—	—	7,617
Bank of America N.A.	136,709	—	—	—	—	136,709
BNP Paribas SA	(554,843)	—	—	—	—	(554,843)
Citigroup Global Markets	4,155,928	—	—	—	—	4,155,928
Commonwealth Bank of Australia	377,465	—	—	—	—	377,465
Hong Kong Shanghai Bank	522,065	—	—	—	—	522,065
JPMorgan Chase Bank	15,150	—	—	—	—	15,150
Morgan Stanley Capital	12,562,274	—	—	—	—	12,562,274
Royal Bank of Canada	4,416	—	—	—	—	4,416
Royal Bank of Scotland	939,319	—	—	—	—	939,319
Standard Chartered Bank	5	—	—	—	—	5
Toronto Dominion Bank	10,000	—	—	—	—	10,000
UBS AG	965,160	—	—	—	—	965,160
Westpac Banking Corp.	14,133	—	—	—	—	14,133
Total	19,155,398	—	—	—	—	19,155,398

1	Net exposure represents the receivable (payable) that would be due from (to) the counterparty in an event of default.
7. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
LVIP BlackRock Inflation Protected Bond Fund–17

LVIP BlackRock Inflation Protected Bond Fund
Notes to Financial Statements (continued)
 7. Risk Factors (continued)
Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.
The Fund primarily invests in inflation protected debt securities whose principal and/or interest payments are adjusted for inflation, unlike traditional debt securities that make fixed principal and interest payments. Under normal circumstances, the Fund will invest at least 80% of its net assets in inflation protected debt securities issued by the U.S. government, its agencies or instrumentalities, foreign governments and corporations, which may include synthetic investments such as options, forwards, futures contracts, or swap agreements that, when combined with non-inflation indexed bonds, have economic characteristics similar to inflation-indexed bonds.
The Fund invests in fixed income securities whose values are derived from an underlying pool of mortgages or consumer loans. The values of these securities are sensitive to changes in economic conditions, including delinquencies and defaults, and may be adversely affected by changes in interest rates and shifts in the market’s perception of issuers. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (“CMOs”). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive, not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on a CMO’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities, even if the securities are rated in the highest rating categories.
When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities.   Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Recent Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) - Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying this ASU.
10. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP BlackRock Inflation Protected Bond Fund–18

LVIP BlackRock Inflation Protected Bond Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 8-9, 2021, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2020 through December 31, 2020. During the period covered by the report, there was one liquidity event due to an extended Taiwanese foreign holiday in February 2020 that caused the LVIP SSGA Emerging Markets Equity Index Fund to classify its Taiwanese securities as illiquid for one day, which caused the Fund to exceed the 15% limit on illiquid securities on that day. The LVIP SSGA Emerging Markets Equity Index Fund was under the 15% limitation the following business day, and there was no impact on the Fund ability to timely meet redemptions. There were no additional liquidity events that impacted the Fund or its respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP BlackRock Inflation Protected Bond Fund–19

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2021

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2021 to June 30, 2021
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021 to June 30, 2021.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers in effect.
Expense Analysis of an Investment of $1,000
	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Annualized Expense Ratio	Expenses Paid During Period 1/1/21 to 6/30/21*
Actual
Standard Class Shares	$1,000.00	$1,079.90	0.30%	$1.55
Service Class Shares	1,000.00	1,078.00	0.65%	3.35
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.40	0.30%	$1.51
Service Class Shares	1,000.00	1,021.60	0.65%	3.26

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
The Fund operates under a fund of funds structure. The Fund invests substantially all of its assets in other investment companies, including exchange-traded funds (collectively, the “Underlying Funds”). In addition to the Fund's expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in each table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund–1

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
Security Type/Sector Allocation (unaudited)
As of June 30, 2021
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Investment Companies	100.01%
Equity Funds	68.51%
Fixed Income Funds	28.89%
Money Market Fund	2.61%
Total Investments	100.01%
Liabilities Net of Receivables and Other Assets	(0.01%)
Total Net Assets	100.00%
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund–2

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
Statement of Net Assets
June 30, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–100.01%
Equity Funds–68.51%
iShares Core S&P 500 ETF	448,777	$ 192,938,208
iShares Core S&P Mid-Cap ETF	172,671	46,401,878
iShares Edge MSCI Min Vol USA ETF	2,254,784	165,974,650
iShares Russell 2000 ETF	261,092	59,886,672
		465,201,408
Fixed Income Funds–28.89%
iShares Broad USD Investment Grade Corporate Bond ETF	541,370	32,801,608
iShares Core U.S. Aggregate Bond ETF	847,904	97,788,768
iShares Core U.S. Treasury Bond ETF	1,234,509	32,837,939
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
Fixed Income Funds (continued)
iShares MBS ETF	302,442	$ 32,733,298
		196,161,613
Money Market Fund–2.61%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.03%)	17,706,909	17,706,909
		17,706,909
Total Investment Companies (Cost $492,815,431)		679,069,930

TOTAL INVESTMENTS–100.01% (Cost $492,815,431)	679,069,930
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.01%)	(71,267)
NET ASSETS APPLICABLE TO 47,564,750 SHARES OUTSTANDING–100.00%	$678,998,663
NET ASSET VALUE PER SHARE–LVIP BLACKROCK U.S. GROWTH ETF ALLOCATION MANAGED RISK FUND STANDARD CLASS ($20,081,588 / 1,402,388 Shares)	$14.320
NET ASSET VALUE PER SHARE–LVIP BLACKROCK U.S. GROWTH ETF ALLOCATION MANAGED RISK FUND SERVICE CLASS ($658,917,075 / 46,162,362 Shares)	$14.274
COMPONENTS OF NET ASSETS AT JUNE 30, 2021:
Shares of beneficial interest (unlimited authorization–no par)	$546,254,788
Distributable earnings/(accumulated loss)	132,743,875
TOTAL NET ASSETS	$678,998,663

★ Includes $1,060,000 cash collateral held at broker for futures contracts, $28,951 variation margin due from broker on futures contracts, $4,877,680 payable for securities purchased, $36,738 payable for fund shares redeemed, $37,203 other accrued expenses payable and $342,116 due to manager and affiliates as of June 30, 2021.
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund–3

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
Statement of Net Assets (continued)
The following futures contracts were outstanding at June 30, 2021:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contracts:
24	E-mini Russell 2000 Index	$ 2,769,360	$ 2,767,098	9/17/21	$ 2,262	$ —
65	E-mini S&P 500 Index	13,937,950	13,744,299	9/17/21	193,651	—
14	E-mini S&P MidCap 400 Index	3,769,360	3,815,920	9/17/21	—	(46,560)
Total Futures Contracts					$195,913	$(46,560)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2021.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
MBS–Mortgage-Backed Security
MSCI–Morgan Stanley Capital International
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund–4

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
Statement of Operations
Six Months Ended June 30, 2021 (unaudited)
INVESTMENT INCOME:
Dividends	$ 4,091,960
Interest	2,221
4,094,181
EXPENSES:
Distribution fees-Service Class	1,114,325
Management fees	818,779
Shareholder servicing fees	94,978
Accounting and administration expenses	55,474
Professional fees	17,704
Custodian fees	10,369
Trustees’ fees and expenses	7,221
Reports and statements to shareholders	6,471
Consulting fees	1,635
Pricing fees	201
Other	6,248
2,133,405
Less:
Management fees waived	(16,376)
Total operating expenses	2,117,029
NET INVESTMENT INCOME	1,977,152
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	10,266,115
Futures contracts	(3,949,417)
Net realized gain	6,316,698
Net change in unrealized appreciation (depreciation) of:
Investments	41,672,938
Futures contracts	(322,776)
Net change in unrealized appreciation (depreciation)	41,350,162
NET REALIZED AND UNREALIZED GAIN	47,666,860
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$49,644,012
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/21 (unaudited)	Year Ended 12/31/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 1,977,152	$ 7,173,910
Net realized gain (loss)	6,316,698	(48,585,055)
Net change in unrealized appreciation (depreciation)	41,350,162	62,985,435
Net increase in net assets resulting from operations	49,644,012	21,574,290
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(223,648)
Service Class	—	(6,526,964)
	—	(6,750,612)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	2,495,515	5,583,526
Service Class	23,912,938	120,579,251
Reinvestment of dividends and distributions:
Standard Class	—	223,648
Service Class	—	6,526,964
	26,408,453	132,913,389
Cost of shares redeemed:
Standard Class	(498,574)	(1,485,103)
Service Class	(45,116,427)	(53,969,843)
	(45,615,001)	(55,454,946)
Increase (decrease) in net assets derived from capital share transactions	(19,206,548)	77,458,443
NET INCREASE IN NET ASSETS	30,437,464	92,282,121
NET ASSETS:
Beginning of period	648,561,199	556,279,078
End of period	$678,998,663	$648,561,199
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund–5

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund Standard Class
	Six Months Ended 6/30/21[2] (unaudited)	Year Ended				5/2/16 [1] to 12/31/16
		12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$ 13.260	$ 13.008	$ 11.225	$ 11.719	$ 10.463	$ 10.000
Income (loss) from investment operations:
Net investment income[3]	0.064	0.196	0.240	0.217	0.184	0.174
Net realized and unrealized gain (loss)	0.996	0.237	1.874	(0.538)	1.228	0.378
Total from investment operations	1.060	0.433	2.114	(0.321)	1.412	0.552
Less dividends and distributions from:
Net investment income	—	(0.181)	(0.207)	(0.173)	(0.156)	(0.089)
Net realized gain	—	—	(0.124)	—	— [4]	—
Total dividends and distributions	—	(0.181)	(0.331)	(0.173)	(0.156)	(0.089)
Net asset value, end of period	$ 14.320	$ 13.260	$ 13.008	$ 11.225	$ 11.719	$ 10.463
Total return[5]	7.99%	3.34%	18.90%	(2.74%)	13.49%	5.52%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 20,082	$16,664	$ 11,864	$ 5,937	$ 3,784	$ 1,444
Ratio of expenses to average net assets[6]	0.30%	0.31%	0.32%	0.32%	0.32%	0.34%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.31%	0.31%	0.32%	0.32%	0.32%	0.38%
Ratio of net investment income to average net assets	0.95% [7]	1.55%	1.94%	1.82%	1.64%	2.52%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.94% [7]	1.55%	1.94%	1.82%	1.64%	2.48%
Portfolio turnover	3%	20%	3%	5%	3%	14%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	For the year ended December 31, 2017, net realized gain distributions of $57 were made by the Fund’s Standard Class, which calculated to a de minimis amount of $0.000 per share.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[7]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund–6

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund Service Class
	Six Months Ended 6/30/21[2] (unaudited)	Year Ended				5/2/16 [1] to 12/31/16
		12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$ 13.241	$ 12.993	$ 11.221	$ 11.718	$ 10.464	$ 10.000
Income (loss) from investment operations:
Net investment income[3]	0.040	0.151	0.196	0.174	0.144	0.150
Net realized and unrealized gain (loss)	0.993	0.235	1.872	(0.534)	1.226	0.377
Total from investment operations	1.033	0.386	2.068	(0.360)	1.370	0.527
Less dividends and distributions from:
Net investment income	—	(0.138)	(0.172)	(0.137)	(0.116)	(0.063)
Net realized gain	—	—	(0.124)	—	— [4]	—
Total dividends and distributions	—	(0.138)	(0.296)	(0.137)	(0.116)	(0.063)
Net asset value, end of period	$ 14.274	$ 13.241	$ 12.993	$ 11.221	$ 11.718	$ 10.464
Total return[5]	7.80%	2.98%	18.48%	(3.07%)	13.10%	5.27%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$658,917	$631,897	$544,415	$327,163	$258,831	$127,286
Ratio of expenses to average net assets[6]	0.65%	0.66%	0.67%	0.67%	0.67%	0.69%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.66%	0.66%	0.67%	0.67%	0.67%	0.73%
Ratio of net investment income to average net assets	0.60% [7]	1.20%	1.59%	1.47%	1.29%	2.17%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.59% [7]	1.20%	1.59%	1.47%	1.29%	2.13%
Portfolio turnover	3%	20%	3%	5%	3%	14%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	For the year ended December 31, 2017, net realized gain distributions of $4,399 were made by the Fund’s Service Class, which calculated to a de minimis amount of $0.000 per share.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[7]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund–7

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
Notes to Financial Statements
June 30, 2021 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 105 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund operates under a fund of funds structure and invests substantially all of its assets in iShares Exchange-Traded Funds (“Underlying ETFs”) or financial instruments that provide exposure to such Underlying ETFs (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. stocks, bonds and money market instruments. A significant portion of the Underlying Funds employ a passive investment style (i.e. index funds). In addition to company investments, the Fund may invest in individual securities, such as money market instruments, and employs an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Financial statements for the Underlying Funds can be found at www.sec.gov.
The Fund’s investment objective is to seek a balance between current income and growth of capital, with a greater emphasis on growth of capital.
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation –ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2021 and for all open tax years (years ended December 31, 2017-December 31, 2020), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During six months ended June 30, 2021, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.
 The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund–8

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
Notes to Financial Statements (continued)
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-advisers, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.25% of the Fund's average daily net assets.   LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.005% of the Fund's average daily net assets.   This agreement will continue at least through April 30, 2022, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LIAC.   The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds.
BlackRock Investment Management LLC (“BlackRock”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays BlackRock a fee based on the Fund’s average daily net assets.
Milliman Financial Risk Management LLC (“Milliman”) is responsible for managing the Fund’s managed risk strategy. For these services, LIAC, not the Fund, pays Milliman a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2021, costs for these administrative and legal services were as follows:
Administrative	$19,596
Legal	3,116
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $2,388 for the six months ended June 30, 2021.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At June 30, 2021, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LIAC	$135,607
Distribution fees payable to LFD	188,070
Printing and mailing fees payable to Lincoln Life	2,388
Shareholder servicing fees payable to Lincoln Life	16,051
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2021, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$18,941,134
Sales	40,519,976
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund–9

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
At June 30, 2021, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2021, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes for the Fund were as follows:
Cost of investments and derivatives	$492,815,431
Aggregate unrealized appreciation of investments and derivatives	$186,254,499
Aggregate unrealized depreciation of investments and derivatives	—
Net unrealized appreciation of investments and derivatives	$186,254,499
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2021.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment Companies	$679,069,930	$—	$—	$679,069,930
Derivatives:
Assets:
Futures Contracts	$ 195,913	$—	$—	$ 195,913
Liabilities:
Futures Contract	$ (46,560)	$—	$—	$ (46,560)
There were no Level 3 investments at the beginning or end of the period.
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund–10

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/21	12/31/20
Shares sold:
Standard Class	181,671	447,041
Service Class	1,737,570	9,629,975
Shares reinvested:
Standard Class	—	16,993
Service Class	—	496,979
	1,919,241	10,590,988
Shares redeemed:
Standard Class	(36,016)	(119,366)
Service Class	(3,299,564)	(4,304,484)
	(3,335,580)	(4,423,850)
Net increase (decrease)	(1,416,339)	6,167,138
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $300,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 16, 2022.
The Fund had no amounts outstanding as of June 30, 2021, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2021, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions and as a cash management tool.
Fair values of derivative instruments as of June 30, 2021 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Liabilities net of receivables and other assets	$195,913	Liabilities net of receivables and other assets	$(46,560)
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund–11

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2021 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(3,808,745)	$(322,776)
Futures contracts (Interest rate contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(140,672)	—
Total		$(3,949,417)	$(322,776)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2021.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$19,276,134	$221,707
7. Risk Factors
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund–12

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 8-9, 2021, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2020 through December 31, 2020. During the period covered by the report, there was one liquidity event due to an extended Taiwanese foreign holiday in February 2020 that caused the LVIP SSGA Emerging Markets Equity Index Fund to classify its Taiwanese securities as illiquid for one day, which caused the Fund to exceed the 15% limit on illiquid securities on that day. The LVIP SSGA Emerging Markets Equity Index Fund was under the 15% limitation the following business day, and there was no impact on the Fund ability to timely meet redemptions. There were no additional liquidity events that impacted the Fund or its respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund–13

LVIP Blended Large Cap Growth Managed Volatility Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2021

LVIP Blended Large Cap Growth Managed Volatility Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Blended Large Cap Growth Managed Volatility Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2021 to June 30, 2021
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021 to June 30, 2021.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/21	Ending Account Value 6/30/21	Annualized Expense Ratio	Expenses Paid During Period 1/1/21 to 6/30/21*
Actual
Standard Class Shares	$1,000.00	$1,160.00	0.68%	$3.64
Service Class Shares	1,000.00	1,158.50	0.93%	4.98
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.40	0.68%	$3.41
Service Class Shares	1,000.00	1,020.20	0.93%	4.66

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Blended Large Cap Growth Managed Volatility Fund–1

LVIP Blended Large Cap Growth Managed Volatility Fund
Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)
As of June 30, 2021
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Common Stock	94.51%
Aerospace & Defense	0.14%
Air Freight & Logistics	1.02%
Automobiles	1.01%
Beverages	1.67%
Biotechnology	2.29%
Building Products	0.51%
Capital Markets	1.28%
Chemicals	0.98%
Commercial Services & Supplies	0.67%
Communications Equipment	0.59%
Construction & Engineering	0.03%
Consumer Finance	0.33%
Diversified Consumer Services	0.38%
Diversified Telecommunication Services	0.28%
Electrical Equipment	0.24%
Electronic Equipment, Instruments & Components	1.01%
Entertainment	1.39%
Equity Real Estate Investment Trusts	1.31%
Food & Staples Retailing	1.17%
Health Care Equipment & Supplies	5.07%
Health Care Providers & Services	2.85%
Health Care Technology	0.38%
Hotels, Restaurants & Leisure	1.48%
Household Durables	0.31%
Industrial Conglomerates	0.72%
Insurance	0.62%
Interactive Media & Services	12.82%
Internet & Direct Marketing Retail	7.23%
IT Services	7.60%
Life Sciences Tools & Services	1.31%
Machinery	0.48%
Media	0.48%
Multiline Retail	0.07%
Personal Products	0.98%
Pharmaceuticals	2.18%
Professional Services	0.41%
Road & Rail	0.55%
Semiconductors & Semiconductor Equipment	6.36%
Software	15.53%
Specialty Retail	3.84%
Technology Hardware, Storage & Peripherals	5.41%
Textiles, Apparel & Luxury Goods	1.53%
Security Type/Sector	Percentage of Net Assets
Money Market Fund	5.35%
Total Investments	99.86%
Receivables and Other Assets Net of Liabilities	0.14%
Total Net Assets	100.00%
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
Microsoft	8.14%
Amazon.com	6.27%
Alphabet Class C	5.80%
Apple	5.24%
Facebook Class A	5.05%
Visa Class A	3.34%
PayPal Holdings	2.38%
Zoetis	2.18%
UnitedHealth Group	2.02%
Home Depot	1.75%
Total	42.17%

IT–Information Technology

LVIP Blended Large Cap Growth Managed Volatility Fund–2

LVIP Blended Large Cap Growth Managed Volatility Fund
Statement of Net Assets
June 30, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–94.51%
Aerospace & Defense–0.14%
Northrop Grumman	6,969	$ 2,532,744
		2,532,744
Air Freight & Logistics–1.02%
FedEx	18,365	5,478,830
United Parcel Service Class B	59,578	12,390,437
		17,869,267
Automobiles–1.01%
†Ford Motor	260,996	3,878,401
†Tesla	20,423	13,881,513
		17,759,914
Beverages–1.67%
†Boston Beer Class A	1,062	1,084,090
†Monster Beverage	310,735	28,385,642
		29,469,732
Biotechnology–2.29%
AbbVie	65,178	7,341,650
†Biogen	2,317	802,308
Gilead Sciences	93,578	6,443,781
†Incyte	38,004	3,197,277
†Moderna	14,229	3,343,530
†Regeneron Pharmaceuticals	5,845	3,264,666
†Vertex Pharmaceuticals	79,284	15,986,033
		40,379,245
Building Products–0.51%
Allegion	40,250	5,606,825
†Trex	32,290	3,300,361
		8,907,186
Capital Markets–1.28%
Jefferies Financial Group	142,573	4,875,997
MarketAxess Holdings	4,250	1,970,258
Moody's	18,198	6,594,409
S&P Global	22,136	9,085,721
		22,526,385
Chemicals–0.98%
†Axalta Coating Systems	98,600	3,006,314
CF Industries Holdings	25,032	1,287,896
NewMarket	2,181	702,238
Sherwin-Williams	44,790	12,203,036
		17,199,484
Commercial Services & Supplies–0.67%
†Copart	85,480	11,268,828
†IAA	9,313	507,931
		11,776,759
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Communications Equipment–0.59%
†Arista Networks	19,214	$ 6,961,424
Motorola Solutions	15,690	3,402,377
		10,363,801
Construction & Engineering–0.03%
†AECOM	9,552	604,833
		604,833
Consumer Finance–0.33%
Ally Financial	73,224	3,649,484
Synchrony Financial	46,009	2,232,357
		5,881,841
Diversified Consumer Services–0.38%
†Chegg	57,180	4,752,230
H&R Block	82,143	1,928,717
		6,680,947
Diversified Telecommunication Services–0.28%
†Liberty Global Class C	179,648	4,857,682
		4,857,682
Electrical Equipment–0.24%
AMETEK	31,660	4,226,610
		4,226,610
Electronic Equipment, Instruments & Components–1.01%
Amphenol Class A	84,710	5,795,011
Cognex	48,970	4,115,929
†IPG Photonics	37,460	7,895,444
		17,806,384
Entertainment–1.39%
Electronic Arts	68,178	9,806,042
†Netflix	2,132	1,126,144
†Roku	10,486	4,815,695
†Take-Two Interactive Software	38,300	6,779,866
World Wrestling Entertainment Class A	32,445	1,878,241
		24,405,988
Equity Real Estate Investment Trusts–1.31%
American Homes 4 Rent Class A	48,422	1,881,195
Camden Property Trust	16,404	2,176,319
Equity LifeStyle Properties	84,202	6,257,051
Extra Space Storage	5,465	895,276
First Industrial Realty Trust	115,197	6,016,739
Invitation Homes	81,517	3,039,769
Prologis	17,980	2,149,149
Simon Property Group	5,211	679,931
		23,095,429
LVIP Blended Large Cap Growth Managed Volatility Fund–3

LVIP Blended Large Cap Growth Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food & Staples Retailing–1.17%
Costco Wholesale	51,810	$ 20,499,663
		20,499,663
Health Care Equipment & Supplies–5.07%
†ABIOMED	11,952	3,730,339
†Align Technology	37,733	23,054,863
†Edwards Lifesciences	155,387	16,093,432
†Hologic	81,443	5,433,877
†IDEXX Laboratories	16,070	10,149,008
†Intuitive Surgical	29,689	27,303,192
West Pharmaceutical Services	9,810	3,522,771
		89,287,482
Health Care Providers & Services–2.85%
Chemed	10,021	4,754,965
†DaVita	7,420	893,591
†Guardant Health	2,991	371,452
HCA Healthcare	41,203	8,518,308
UnitedHealth Group	88,776	35,549,461
		50,087,777
Health Care Technology–0.38%
†Veeva Systems Class A	21,563	6,705,015
		6,705,015
Hotels, Restaurants & Leisure–1.48%
†Booking Holdings	2,361	5,166,080
Darden Restaurants	11,197	1,634,650
Domino's Pizza	17,230	8,037,623
†Las Vegas Sands	67,970	3,581,339
†Marriott International Class A	3,854	526,148
†Penn National Gaming	16,106	1,231,948
†Vail Resorts	18,732	5,929,053
		26,106,841
Household Durables–0.31%
Tempur Sealy International	139,031	5,448,625
		5,448,625
Industrial Conglomerates–0.72%
Roper Technologies	26,900	12,648,380
		12,648,380
Insurance–0.62%
Aon Class A	20,936	4,998,679
†Arch Capital Group	84,564	3,292,922
Primerica	11,456	1,754,372
W R Berkley	11,106	826,620
		10,872,593
Interactive Media & Services–12.82%
†Alphabet Class A	11,044	26,967,129
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Interactive Media & Services (continued)
†Alphabet Class C	40,717	$ 102,049,832
†Facebook Class A	255,479	88,832,603
†Pinterest Class A	69,112	5,456,392
†Vimeo	46,432	2,275,168
		225,581,124
Internet & Direct Marketing Retail–7.23%
†Amazon.com	32,084	110,374,093
eBay	121,786	8,550,595
†Etsy	40,250	8,285,060
		127,209,748
IT Services–7.60%
†EPAM Systems	14,968	7,648,049
†Euronet Worldwide	16,196	2,192,129
†Gartner	29,038	7,033,004
Mastercard Class A	12,787	4,668,406
†MongoDB	6,853	2,477,497
†PayPal Holdings	143,632	41,865,855
†Snowflake Class A	3,553	859,115
†VeriSign	12,141	2,764,384
Visa Class A	251,355	58,771,826
Western Union	237,784	5,461,898
		133,742,163
Life Sciences Tools & Services–1.31%
†Illumina	10,372	4,908,134
†IQVIA Holdings	29,879	7,240,279
†Mettler-Toledo International	7,887	10,926,177
		23,074,590
Machinery–0.48%
Caterpillar	4,034	877,919
IDEX	20,810	4,579,241
Otis Worldwide	8,012	655,141
Parker-Hannifin	7,474	2,295,340
		8,407,641
Media–0.48%
News Class A	92,343	2,379,679
Nexstar Media Group Class A	40,655	6,012,062
		8,391,741
Multiline Retail–0.07%
†Nordstrom	33,430	1,222,535
		1,222,535
Personal Products–0.98%
Estee Lauder Class A	54,195	17,238,346
		17,238,346
Pharmaceuticals–2.18%
Zoetis	205,568	38,309,652
		38,309,652

LVIP Blended Large Cap Growth Managed Volatility Fund–4

LVIP Blended Large Cap Growth Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Professional Services–0.41%
†CoStar Group	46,410	$ 3,843,676
Robert Half International	38,294	3,407,017
		7,250,693
Road & Rail–0.55%
AMERCO	1,279	753,842
Old Dominion Freight Line	26,393	6,698,543
†Uber Technologies	43,749	2,192,700
		9,645,085
Semiconductors & Semiconductor Equipment–6.36%
Applied Materials	80,573	11,473,595
ASML Holding	18,550	12,815,082
Broadcom	2,188	1,043,326
KLA	22,415	7,267,167
Lam Research	13,820	8,992,674
NVIDIA	37,099	29,682,910
QUALCOMM	153,460	21,934,038
Texas Instruments	26,180	5,034,414
†Xilinx	95,060	13,749,478
		111,992,684
Software–15.53%
†Adobe	48,547	28,431,065
†Datadog Class A	54,180	5,639,054
†DocuSign	23,991	6,707,164
Dolby Laboratories Class A	41,473	4,076,381
†Dropbox Class A	186,246	5,645,116
†Dynatrace	24,364	1,423,345
†Elastic	18,028	2,627,761
†Fair Isaac	13,348	6,709,773
†Fortinet	82,173	19,572,787
†HubSpot	12,475	7,269,432
Intuit	10,673	5,231,584
†Manhattan Associates	19,776	2,864,356
Microsoft	528,688	143,221,579
†Palo Alto Networks	20,698	7,679,993
†salesforce.com	31,376	7,664,216
†ServiceNow	8,023	4,409,040
†Teradata	13,182	658,705
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Tyler Technologies	11,050	$ 4,998,688
†VMware Class A	11,115	1,778,067
†Zendesk	16,056	2,317,523
†Zoom Video Communications Class A	11,177	4,325,834
		273,251,463
Specialty Retail–3.84%
†Burlington Stores	24,248	7,807,614
Dick's Sporting Goods	34,149	3,421,388
†GameStop Class A	1,584	339,198
Home Depot	96,725	30,844,635
L Brands	5,239	377,522
Ross Stores	65,100	8,072,400
TJX	142,316	9,594,945
†Ulta Beauty	20,403	7,054,745
		67,512,447
Technology Hardware, Storage & Peripherals–5.41%
Apple	673,295	92,214,483
NetApp	35,463	2,901,583
		95,116,066
Textiles, Apparel & Luxury Goods–1.53%
NIKE Class B	174,090	26,895,164
		26,895,164
Total Common Stock (Cost $1,160,923,717)		1,662,841,749

MONEY MARKET FUND–5.35%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 0.03%)	94,255,680	94,255,680
Total Money Market Fund (Cost $94,255,680)		94,255,680

TOTAL INVESTMENTS–99.86% (Cost $1,255,179,397)	1,757,097,429
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.14%	2,386,119
NET ASSETS APPLICABLE TO 34,072,432 SHARES OUTSTANDING–100.00%	$1,759,483,548
NET ASSET VALUE PER SHARE–LVIP BLENDED LARGE CAP GROWTH MANAGED VOLATILITY FUND STANDARD CLASS ($306,505,759 / 5,818,338 Shares)	$52.679
NET ASSET VALUE PER SHARE–LVIP BLENDED LARGE CAP GROWTH MANAGED VOLATILITY FUND SERVICE CLASS ($1,452,977,789 / 28,254,094 Shares)	$51.425
LVIP Blended Large Cap Growth Managed Volatility Fund–5

LVIP Blended Large Cap Growth Managed Volatility Fund
Statement of Net Assets (continued)
COMPONENTS OF NET ASSETS AT JUNE 30, 2021:
Shares of beneficial interest (unlimited authorization–no par)	$ 978,057,735
Distributable earnings/(accumulated loss)	781,425,813
TOTAL NET ASSETS	$1,759,483,548

† Non-income producing.
★ Includes $3,923,147 cash collateral held at broker for futures contracts, $106,368 variation margin due from broker on futures contracts, $650,192 payable for securities purchased, $1,432,237 payable for fund shares redeemed, $71,199 other accrued expenses payable and $1,203,261 due to manager and affiliates as of June 30, 2021.

The following futures contracts were outstanding at June 30, 2021:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contracts:
6	E-mini Russell 2000 Index	$ 692,340	$ 695,851	9/17/21	$ —	$ (3,511)
317	E-mini S&P 500 Index	67,974,310	66,746,384	9/17/21	1,227,926	—
3	E-mini S&P MidCap 400 Index	807,720	817,671	9/17/21	—	(9,951)
Total Futures Contracts					$1,227,926	$(13,462)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2021.

Summary of Abbreviations:
IT–Information Technology
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP Blended Large Cap Growth Managed Volatility Fund–6

LVIP Blended Large Cap Growth Managed Volatility Fund
Statement of Operations
Six Months Ended June 30, 2021 (unaudited)
INVESTMENT INCOME:
Dividends	$ 6,072,814
Foreign taxes withheld	(56,051)
6,016,763
EXPENSES:
Management fees	5,820,468
Distribution fees-Service Class	1,677,877
Shareholder servicing fees	235,998
Accounting and administration expenses	152,913
Reports and statements to shareholders	83,568
Professional fees	34,570
Trustees’ fees and expenses	17,313
Custodian fees	9,239
Pricing fees	2,094
Consulting fees	1,884
Other	17,316
8,053,240
Less:
Management fees waived	(811,883)
Total operating expenses	7,241,357
NET INVESTMENT LOSS	(1,224,594)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Investments	280,267,694
Futures contracts	2,194,980
Net realized gain	282,462,674
Net change in unrealized appreciation (depreciation) of:
Investments	(36,741,985)
Foreign currencies	1,229
Futures contracts	607,052
Net change in unrealized appreciation (depreciation)	(36,133,704)
NET REALIZED AND UNREALIZED GAIN	246,328,970
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$245,104,376
See accompanying notes, which are an integral part of the financial statements.
LVIP Blended Large Cap Growth Managed Volatility Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/21 (unaudited)	Year Ended 12/31/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ (1,224,594)	$ 2,053,712
Net realized gain	282,462,674	63,634,765
Net change in unrealized appreciation (depreciation)	(36,133,704)	226,880,596
Net increase in net assets resulting from operations	245,104,376	292,569,073
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(4,855,667)
Service Class	—	(20,092,014)
	—	(24,947,681)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	1,693,875	5,037,583
Service Class	64,766,499	190,187,281
Reinvestment of dividends and distributions:
Standard Class	—	4,855,667
Service Class	—	20,092,014
	66,460,374	220,172,545
Cost of shares redeemed:
Standard Class	(15,958,357)	(32,990,816)
Service Class	(83,268,968)	(138,737,798)
	(99,227,325)	(171,728,614)
Increase (decrease) in net assets derived from capital share transactions	(32,766,951)	48,443,931
NET INCREASE IN NET ASSETS	212,337,425	316,065,323
NET ASSETS:
Beginning of period	1,547,146,123	1,231,080,800
End of period	$1,759,483,548	$1,547,146,123
See accompanying notes, which are an integral part of the financial statements.
LVIP Blended Large Cap Growth Managed Volatility Fund–7

LVIP Blended Large Cap Growth Managed Volatility Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Blended Large Cap Growth Managed Volatility Fund Standard Class
	Six Months Ended 6/30/21[1,2] (unaudited)	Year Ended
		12/31/20 [3]	12/31/19	12/31/18	12/31/17 [4]	12/31/16 [5,6]
Net asset value, beginning of period	$ 45.414	$ 37.333	$ 32.690	$ 37.982	$ 30.995	$ 31.553
Income (loss) from investment operations:
Net investment income[7]	0.013	0.142	0.264	0.294	0.237	0.153
Net realized and unrealized gain (loss)	7.252	8.747	6.137	(1.522)	7.868	(0.566)
Total from investment operations	7.265	8.889	6.401	(1.228)	8.105	(0.413)
Less dividends and distributions from:
Net investment income	—	(0.151)	(0.244)	(0.258)	(0.236)	(0.145)
Net realized gain	—	(0.657)	(1.514)	(3.806)	(0.882)	—
Total dividends and distributions	—	(0.808)	(1.758)	(4.064)	(1.118)	(0.145)
Net asset value, end of period	$ 52.679	$ 45.414	$ 37.333	$ 32.690	$ 37.982	$ 30.995
Total return[8]	16.00%	23.82%	19.93%	(4.31%)	26.13%	(1.31%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$306,506	$277,685	$250,538	$232,239	$268,162	$235,309
Ratio of expenses to average net assets	0.68%	0.70%	0.70%	0.71%	0.72%	0.73%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.78%	0.79%	0.79%	0.80%	0.81%	0.82%
Ratio of net investment income to average net assets	0.06%	0.36%	0.75%	0.77%	0.67%	0.50%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.04%)	0.27%	0.66%	0.68%	0.58%	0.41%
Portfolio turnover	104%	147%	126%	124%	138%	89%

[1]	Effective April 1, 2021, AllianceBernstein was added as a sub-adviser to the Fund.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.
[4]	Effective May 1, 2017, Goldman Sachs Asset Management, L.P. replaced UBS Asset Management (Americas) as a sub-adviser to the Fund.
[5]	Effective May 1, 2016, SSGA Funds Management, Inc. was responsible for the day-to-day management of the Fund’s volatility management overlay, replacing Lincoln Investment Advisors Corporation.
[6]	Effective February 8, 2016, Wellington Management Company LLP was added as a sub-adviser to the Fund.
[7]	The average shares outstanding method has been applied for per share information.
[8]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Blended Large Cap Growth Managed Volatility Fund–8

LVIP Blended Large Cap Growth Managed Volatility Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Blended Large Cap Growth Managed Volatility Fund Service Class
	Six Months Ended 6/30/21[1,2] (unaudited)	Year Ended
		12/31/20 [3]	12/31/19	12/31/18	12/31/17 [4]	12/31/16 [5,6]
Net asset value, beginning of period	$ 44.388	$ 36.520	$ 32.024	$ 37.292	$ 30.456	$ 31.009
Income (loss) from investment operations:
Net investment income (loss)[7]	(0.045)	0.042	0.172	0.195	0.147	0.076
Net realized and unrealized gain (loss)	7.082	8.540	6.002	(1.478)	7.721	(0.559)
Total from investment operations	7.037	8.582	6.174	(1.283)	7.868	(0.483)
Less dividends and distributions from:
Net investment income	—	(0.057)	(0.164)	(0.179)	(0.150)	(0.070)
Net realized gain	—	(0.657)	(1.514)	(3.806)	(0.882)	—
Total dividends and distributions	—	(0.714)	(1.678)	(3.985)	(1.032)	(0.070)
Net asset value, end of period	$ 51.425	$ 44.388	$ 36.520	$ 32.024	$ 37.292	$ 30.456
Total return[8]	15.85%	23.51%	19.64%	(4.55%)	25.81%	(1.56%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,452,978	$1,269,461	$980,543	$737,236	$631,022	$479,330
Ratio of expenses to average net assets	0.93%	0.95%	0.95%	0.96%	0.97%	0.98%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.03%	1.04%	1.04%	1.05%	1.06%	1.07%
Ratio of net investment income (loss) to average net assets	(0.19%)	0.11%	0.50%	0.52%	0.42%	0.25%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.29%)	0.02%	0.41%	0.43%	0.33%	0.16%
Portfolio turnover	104%	147%	126%	124%	138%	89%

[1]	Effective April 1, 2021, AllianceBernstein was added as a sub-adviser to the Fund.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.
[4]	Effective May 1, 2017, Goldman Sachs Asset Management, L.P. replaced UBS Asset Management (Americas) as a sub-adviser to the Fund.
[5]	Effective May 1, 2016, SSGA Funds Management, Inc. was responsible for the day-to-day management of the Fund’s volatility management overlay, replacing Lincoln Investment Advisors Corporation.
[6]	Effective February 8, 2016, Wellington Management Company LLP was added as a sub-adviser to the Fund.
[7]	The average shares outstanding method has been applied for per share information.
[8]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Blended Large Cap Growth Managed Volatility Fund–9

LVIP Blended Large Cap Growth Managed Volatility Fund
Notes to Financial Statements
June 30, 2021 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 105 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Blended Large Cap Growth Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a non-diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek long-term growth of capital in a manner consistent with the preservation of capital.
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities and Exchange-Traded Funds (“ETFs”), except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value.
 Equity securities or ETFs listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.
 Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2021 and for all open tax years (years ended December 31, 2017-December 31, 2020), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2021, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
LVIP Blended Large Cap Growth Managed Volatility Fund–10

LVIP Blended Large Cap Growth Managed Volatility Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. Commission rebates are included in “Net realized gain (loss) from investments” on the Statement of Operations and totaled $3,190 for the six months ended June 30, 2021. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-advisers, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.75% of the first $500 million of the Fund’s average daily net assets; and 0.70% of the Fund’s average daily net assets in excess of $500 million.   Effective April 1, 2021, LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.155% on the first $100 million of average daily net assets of the Fund; 0.105% on the next $400 million; 0.100% on the next $1.5 billion; and 0.085% on the excess of $2 billion of average daily net assets of the Fund.   The agreement will continue at least through April 30, 2022, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.   The management fee, net of waivers, is calculated daily and paid monthly.   Prior to April 1, 2021, the waiver amount was 0.145% on the first $100 million of the Fund’s average daily net assets; 0.095% on the next $400 million, 0.09% on the next $1.5 billion; and 0.085% on the next $2 billion of the Fund’s average daily net assets.
Effective 1 April, 2021, AllianceBernstein LP (“AllianceBernstein”), is responsible for the day-to-day management of a portion of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays Wellington a fee based on Wellington’s managed portion of the Fund’s average daily net assets. Prior to 1 April, 2021, Wellington Management Company LLP (“Wellington”), was responsible for the day-to-day management of a portion of the Fund’s investment portfolio.
Goldman Sachs Asset Management, L.P. (“GSAM”), is responsible for the day-to-day management of a portion of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays GSAM a fee based on GSAM’s managed portion of the Fund’s average daily net assets.
Schroder Investment Management North America Inc. (“Sub-Adviser”) and Schroder Investment Management North America Limited (“Sub-Sub-Adviser”) are responsible for managing the Fund's volatility management overlay. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets. The Sub-Adviser pays the Sub-Sub-Adviser directly for services performed.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2021, costs for these administrative and legal services were as follows:
Administrative	$48,085
Legal	7,647
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
LVIP Blended Large Cap Growth Managed Volatility Fund–11

LVIP Blended Large Cap Growth Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $6,064 for the six months ended June 30, 2021.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2021, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LIAC	$863,654
Distribution fees payable to LFD	292,495
Printing and mailing fees payable to Lincoln Life	6,064
Shareholder servicing fees payable to Lincoln Life	41,048
The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price.   Pursuant to these procedures, for the six months ended June 30, 2021, the Fund engaged in securities purchases of $558,736.
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2021, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$1,607,653,482
Sales	1,655,513,830
At June 30, 2021, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2021, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$1,255,348,001
Aggregate unrealized appreciation of investments and derivatives	$ 505,969,792
Aggregate unrealized depreciation of investments and derivatives	(3,005,900)
Net unrealized appreciation of investments and derivatives	$ 502,963,892
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2021.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.
LVIP Blended Large Cap Growth Managed Volatility Fund–12

LVIP Blended Large Cap Growth Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$1,662,841,749	$—	$—	$1,662,841,749
Money Market Fund	94,255,680	—	—	94,255,680
Total Investments	$1,757,097,429	$—	$—	$1,757,097,429
Derivatives:

Assets:
Futures Contract	$1,227,926	$—	$—	$1,227,926
Liabilities:
Futures Contracts	$ (13,462)	$—	$—	$ (13,462)
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/21	12/31/20
Shares sold:
Standard Class	35,631	130,081
Service Class	1,391,923	4,889,537
Shares reinvested:
Standard Class	—	107,372
Service Class	—	454,560
	1,427,554	5,581,550
Shares redeemed:
Standard Class	(331,777)	(833,847)
Service Class	(1,736,766)	(3,594,846)
	(2,068,543)	(4,428,693)
Net increase (decrease)	(640,989)	1,152,857
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $300,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 16, 2022.
LVIP Blended Large Cap Growth Managed Volatility Fund–13

LVIP Blended Large Cap Growth Managed Volatility Fund
Notes to Financial Statements (continued)
 5. Line of Credit (continued)
The Fund had no amounts outstanding as of June 30, 2021, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2021, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions and as a cash management tool.
Fair values of derivative instruments as of June 30, 2021 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$1,227,926	Receivables and other assets net of liabilities	$(13,462)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2021 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$2,194,980	$607,052
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2021.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$39,169,321	$—
7. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
LVIP Blended Large Cap Growth Managed Volatility Fund–14

LVIP Blended Large Cap Growth Managed Volatility Fund
Notes to Financial Statements (continued)
 7. Risk Factors (continued)
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Blended Large Cap Growth Managed Volatility Fund–15

LVIP Blended Large Cap Growth Managed Volatility Fund
Other Fund Information (unaudited)
Background
On December 7-8, 2020, the Board of Trustees of the Lincoln Variable Insurance Products Trust (the “Trust” or “LVIP”) (the “Board”) met to consider, among other things, the approval of a sub-advisory agreement between Lincoln Investment Advisors Corporation (“LIAC”) and AllianceBernstein L.P. (“AllianceBernstein”) (the “Sub-Advisory Agreement”), with respect to the LVIP Blended Large Cap Growth Managed Volatility Fund, a series of the Trust (the “Fund”). The trustees who were not “interested persons” of the Trust (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) reported that they had reviewed materials provided by LIAC and AllianceBernstein prior to the meeting, and were advised by their independent legal counsel of their fiduciary duties pertaining to approval of sub-advisory agreements and the factors that they should consider in evaluating such agreements. Among other information, LIAC and AllianceBernstein provided information to assist the Independent Trustees in assessing the nature, extent and quality of services to be provided, including a presentation by representatives of AllianceBernstein and AllianceBernstein’s responses to LIAC’s request for proposal. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers, Lincoln National Life Insurance Company employees and representatives of AllianceBernstein to consider the approval of the Sub-Advisory Agreement. The Independent Trustees reported that they had considered, among others, the factors listed below and reached the following conclusions with respect to their recommendation to the Board of Trustees.
The Board determined that, given the totality of the information provided with respect to the Sub-Advisory Agreement, the Board had received sufficient information to approve the Sub-Advisory Agreement for the Fund. In considering the approval of the proposed Sub-Advisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.
Sub-Advisory Agreement
Nature, Extent and Quality of Services. In considering the approval of the proposed Sub-Advisory Agreement between LIAC and AllianceBernstein on behalf of the Fund, the Board considered the nature, extent and quality of services to be provided by AllianceBernstein under the proposed Sub-Advisory Agreement. The Board reviewed the services to be provided by AllianceBernstein, the backgrounds of the investment professionals proposed to service the Fund and the reputation, resources and investment approach of AllianceBernstein. They also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance and regulatory matters. The Board concluded that the services to be provided by AllianceBernstein were expected to be satisfactory.
Sub-Advisory Fee and Economies of Scale. The Board considered comparable sub-advisory information provided by LIAC and noted that the proposed sub-advisory fee schedule, which contains breakpoints, was lower than the current sub-advisory fee for the Fund. The Board considered that the proposed sub-advisory fee schedule was negotiated between LIAC and AllianceBernstein, an unaffiliated third party, and that LIAC would compensate AllianceBernstein from its fees and concluded the proposed sub-advisory fee schedule was reasonable.
Profitability and Fallout Benefits. The Board considered that the proposed sub-advisory fee schedule was negotiated between LIAC and AllianceBernstein, an unaffiliated third party, and that LIAC would compensate AllianceBernstein from its fees. The Board reviewed materials provided by AllianceBernstein as to any additional benefits it would receive and noted AllianceBernstein’s statement that it may use soft dollars to acquire brokerage and research products and services.
Overall Conclusions
Based on all the information considered and conclusions reached, the Board determined that the terms of the proposed Sub-Advisory Agreement are fair and reasonable, and that approval of the Sub-Advisory Agreement is in the best interests of the Fund.
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 8-9, 2021, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2020 through December 31, 2020. During the period covered by the report, there was one liquidity event due to an extended Taiwanese foreign holiday in February 2020 that caused the LVIP SSGA Emerging Markets Equity Index Fund to classify its Taiwanese securities as illiquid for one day, which caused the Fund to exceed the 15% limit on illiquid securities on that day. The LVIP SSGA Emerging Markets Equity Index Fund was under the 15% limitation the following business day, and there was no impact on the Fund ability to timely meet redemptions. There were no additional
LVIP Blended Large Cap Growth Managed Volatility Fund–16

LVIP Blended Large Cap Growth Managed Volatility Fund
Other Fund Information (unaudited) (continued)
Liquidity Risk Management (continued)
liquidity events that impacted the Fund or its respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP Blended Large Cap Growth Managed Volatility Fund–17

LVIP Blended Mid Cap Managed Volatility Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2021

LVIP Blended Mid Cap Managed Volatility Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Blended Mid Cap Managed Volatility Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2021 to June 30, 2021
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021 to June 30, 2021.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/21	Ending Account Value 6/30/21	Annualized Expense Ratio	Expenses Paid During Period 1/1/21 to 6/30/21*
Actual
Standard Class Shares	$1,000.00	$1,067.10	0.71%	$3.64
Service Class Shares	1,000.00	1,065.70	0.96%	4.92
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.30	0.71%	$3.56
Service Class Shares	1,000.00	1,020.00	0.96%	4.81

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Blended Mid Cap Managed Volatility Fund–1

LVIP Blended Mid Cap Managed Volatility Fund
Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)
As of June 30, 2021
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Common Stock	95.37%
Aerospace & Defense	0.74%
Air Freight & Logistics	0.06%
Airlines	0.16%
Auto Components	0.11%
Banks	0.12%
Beverages	0.40%
Biotechnology	3.57%
Building Products	1.29%
Capital Markets	3.45%
Chemicals	1.02%
Commercial Services & Supplies	2.53%
Communications Equipment	0.10%
Construction & Engineering	0.06%
Construction Materials	0.85%
Containers & Packaging	0.66%
Distributors	0.99%
Diversified Consumer Services	1.15%
Diversified Financial Services	0.29%
Electrical Equipment	1.70%
Electronic Equipment, Instruments & Components	1.76%
Entertainment	3.00%
Equity Real Estate Investment Trusts	1.57%
Food & Staples Retailing	0.04%
Food Products	0.71%
Health Care Equipment & Supplies	6.08%
Health Care Providers & Services	1.84%
Health Care Technology	0.77%
Hotels, Restaurants & Leisure	3.99%
Household Durables	0.19%
Household Products	0.23%
Industrial Conglomerates	0.09%
Insurance	0.98%
Interactive Media & Services	3.56%
Internet & Direct Marketing Retail	1.05%
IT Services	5.15%
Leisure Products	0.38%
Life Sciences Tools & Services	6.81%
Machinery	1.11%
Media	0.82%
Metals & Mining	0.08%
Multiline Retail	0.36%
Oil, Gas & Consumable Fuels	0.46%
Pharmaceuticals	0.37%
Professional Services	6.25%
Road & Rail	0.64%
Security Type/Sector	Percentage of Net Assets
Semiconductors & Semiconductor Equipment	5.58%
Software	16.28%
Specialty Retail	4.61%
Technology Hardware, Storage & Peripherals	0.03%
Textiles, Apparel & Luxury Goods	1.11%
Trading Companies & Distributors	0.22%
Convertible Preferred Stocks	0.29%
Future Purchase Commitment	0.06%
Warrant	0.01%
Money Market Fund	4.22%
Total Investments	99.95%
Receivables and Other Assets Net of Liabilities	0.05%
Total Net Assets	100.00%
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
MSCI	1.61%
Cadence Design Systems	1.57%
Match Group	1.55%
Monolithic Power Systems	1.41%
Copart	1.29%
Chipotle Mexican Grill	1.22%
PerkinElmer	1.21%
Entegris	1.16%
Charles River Laboratories International	1.14%
Lululemon Athletica	1.11%
Total	13.27%

IT–Information Technology

LVIP Blended Mid Cap Managed Volatility Fund–2

LVIP Blended Mid Cap Managed Volatility Fund
Statement of Net Assets
June 30, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–95.37%
Aerospace & Defense–0.74%
BWX Technologies	9,616	$ 558,882
†Hexcel	6,675	416,520
†Howmet Aerospace	129,344	4,458,488
Huntington Ingalls Industries	1,900	400,425
†TransDigm Group	2,400	1,553,496
		7,387,811
Air Freight & Logistics–0.06%
Expeditors International of Washington	4,700	595,020
		595,020
Airlines–0.16%
†Alaska Air Group	13,000	784,030
†Southwest Airlines	14,900	791,041
		1,575,071
Auto Components–0.11%
†Aptiv	6,708	1,055,370
		1,055,370
Banks–0.12%
First Republic Bank	3,000	561,510
†SVB Financial Group	1,108	616,524
		1,178,034
Beverages–0.40%
†Boston Beer Class A	1,491	1,522,013
Brown-Forman Class B	23,600	1,768,584
Constellation Brands Class A	3,100	725,059
		4,015,656
Biotechnology–3.57%
†ACADIA Pharmaceuticals	16,900	412,191
†Acceleron Pharma	10,300	1,292,547
†Agios Pharmaceuticals	7,500	413,325
†Alnylam Pharmaceuticals	31,800	5,390,736
†Argenx ADR	4,167	1,254,559
†Ascendis Pharma ADR	20,294	2,669,676
†BioMarin Pharmaceutical	16,500	1,376,760
†BioNTech ADR	11,900	2,664,172
†Blueprint Medicines	7,700	677,292
†CRISPR Therapeutics	3,300	534,237
†Denali Therapeutics	6,800	533,392
†Exact Sciences	20,500	2,548,355
†Exelixis	98,395	1,792,757
†Fate Therapeutics	5,200	451,308
†Genmab Sponsored ADR	50,896	2,078,084
†Horizon Therapeutics	13,700	1,282,868
†Incyte	31,700	2,666,921
†Ionis Pharmaceuticals	9,900	394,911
†Kodiak Sciences	3,896	362,328
†Mirati Therapeutics	2,000	323,060
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Natera	8,300	$ 942,299
†Neurocrine Biosciences	14,327	1,394,304
†Seagen	19,196	3,030,664
†TG Therapeutics	6,284	243,756
†Ultragenyx Pharmaceutical	5,630	536,820
†United Therapeutics	2,800	502,348
		35,769,670
Building Products–1.29%
Allegion	4,500	626,850
AO Smith	7,300	526,038
†AZEK	53,591	2,275,474
†Builders FirstSource	64,707	2,760,401
Fortune Brands Home & Security	10,778	1,073,596
Lennox International	11,421	4,006,487
Trane Technologies	9,100	1,675,674
		12,944,520
Capital Markets–3.45%
Cboe Global Markets	5,200	619,060
FactSet Research Systems	1,300	436,293
MarketAxess Holdings	7,750	3,592,822
MSCI	30,320	16,162,986
Nasdaq	44,397	7,804,993
Tradeweb Markets Class A	70,484	5,960,127
		34,576,281
Chemicals–1.02%
Albemarle	3,000	505,380
CF Industries Holdings	9,500	488,775
PPG Industries	13,800	2,342,826
RPM International	14,400	1,276,992
Scotts Miracle-Gro	29,319	5,626,903
		10,240,876
Commercial Services & Supplies–2.53%
Cintas	10,400	3,972,800
†Copart	97,636	12,871,354
†IAA	24,158	1,317,577
Republic Services	17,000	1,870,170
Ritchie Bros Auctioneers	7,300	432,744
Rollins	11,848	405,202
Waste Connections	37,636	4,494,867
		25,364,714
Communications Equipment–0.10%
Motorola Solutions	4,700	1,019,195
		1,019,195
Construction & Engineering–0.06%
Valmont Industries	2,500	590,125
		590,125
LVIP Blended Mid Cap Managed Volatility Fund–3

LVIP Blended Mid Cap Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Construction Materials–0.85%
Vulcan Materials	48,730	$ 8,482,431
		8,482,431
Containers & Packaging–0.66%
Avery Dennison	6,200	1,303,488
Ball	58,154	4,711,637
Sealed Air	9,600	568,800
		6,583,925
Distributors–0.99%
†LKQ	32,528	1,601,028
Pool	18,208	8,351,281
		9,952,309
Diversified Consumer Services–1.15%
†Bright Horizons Family Solutions	68,584	10,089,392
†Grand Canyon Education	5,200	467,844
Service Corp International	9,700	519,823
†Terminix Global Holdings	8,300	395,993
		11,473,052
Diversified Financial Services–0.29%
†✱Altimeter Growth	69,393	853,534
†Altimeter Growth Class A	64,232	658,378
†✱Catalyst Partners Acquisition	44,611	447,895
†✱Dragoneer Growth Opportunities Class A	38,170	380,173
Dragoneer Growth Opportunities	56,334	585,310
		2,925,290
Electrical Equipment–1.70%
AMETEK	74,758	9,980,193
†Generac Holdings	9,200	3,819,380
Hubbell	2,500	467,100
Rockwell Automation	7,800	2,230,956
†Shoals Technologies Group Class A	14,804	525,542
		17,023,171
Electronic Equipment, Instruments & Components–1.76%
Amphenol Class A	57,800	3,954,098
CDW	22,300	3,894,695
Cognex	13,600	1,143,080
†IPG Photonics	2,000	421,540
†Keysight Technologies	8,119	1,253,655
Littelfuse	13,371	3,406,797
†Zebra Technologies Class A	6,700	3,547,583
		17,621,448
Entertainment–3.00%
Electronic Arts	20,243	2,911,550
†ROBLOX Class A	18,612	1,674,708
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Entertainment (continued)
†Roku	13,700	$ 6,291,725
†Spotify Technology	20,000	5,511,800
†Take-Two Interactive Software	56,846	10,062,879
Warner Music Group Class A	33,897	1,221,648
†Zynga Class A	220,100	2,339,663
		30,013,973
Equity Real Estate Investment Trusts–1.57%
Alexandria Real Estate Equities	5,000	909,700
CoreSite Realty	32,239	4,339,370
CubeSmart	39,000	1,806,480
Equity LifeStyle Properties	26,700	1,984,077
Extra Space Storage	15,093	2,472,535
SBA Communications	13,199	4,206,521
		15,718,683
Food & Staples Retailing–0.04%
Casey's General Stores	2,020	393,173
		393,173
Food Products–0.71%
†Darling Ingredients	16,300	1,100,250
Hershey	17,100	2,978,478
McCormick & Co.	10,800	953,856
†Oatly Group ADR	68,221	1,668,685
Tyson Foods Class A	5,522	407,303
		7,108,572
Health Care Equipment & Supplies–6.08%
†ABIOMED	5,400	1,685,394
†Align Technology	15,381	9,397,791
Cooper	3,461	1,371,490
†DexCom	4,700	2,006,900
†Hologic	32,096	2,141,445
†ICU Medical	1,255	258,279
†IDEXX Laboratories	13,876	8,763,388
†Masimo	21,194	5,138,485
†Novocure	15,900	3,526,938
†Ortho Clinical Diagnostics Holdings	26,316	563,426
†Penumbra	5,600	1,534,736
†Quidel	4,000	512,480
ResMed	10,100	2,489,852
†Shockwave Medical	2,500	474,325
STERIS	47,540	9,807,502
Teleflex	4,396	1,766,269
West Pharmaceutical Services	26,363	9,466,953
		60,905,653
Health Care Providers & Services–1.84%
†Acadia Healthcare	7,583	475,833

LVIP Blended Mid Cap Managed Volatility Fund–4

LVIP Blended Mid Cap Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services (continued)
†Agilon Health	16,030	$ 650,337
†Amedisys	6,000	1,469,580
†Centene	9,532	695,169
†DaVita	5,600	674,408
†Guardant Health	22,939	2,848,794
†HealthEquity	13,759	1,107,324
†LifeStance Health Group	37,175	1,035,696
McKesson	35,245	6,740,254
†Molina Healthcare	5,800	1,467,748
Quest Diagnostics	9,319	1,229,829
		18,394,972
Health Care Technology–0.77%
†Multiplan	51,400	489,328
†Teladoc Health	5,403	898,465
†Veeva Systems Class A	20,279	6,305,755
		7,693,548
Hotels, Restaurants & Leisure–3.99%
†Caesars Entertainment	33,391	3,464,316
†Chipotle Mexican Grill	7,886	12,225,981
Domino's Pizza	16,179	7,547,342
†DraftKings Class A	19,228	1,003,125
†Hilton Worldwide Holdings	16,100	1,941,982
MGM Resorts International	75,344	3,213,421
Papa John's International	4,098	427,995
†Penn National Gaming	34,075	2,606,397
†Red Rock Resorts Class A	72,122	3,065,185
Restaurant Brands International	9,123	587,886
†Vail Resorts	5,055	1,600,009
†Wynn Resorts	8,300	1,015,090
Yum China Holdings	9,500	629,375
Yum! Brands	5,200	598,156
		39,926,260
Household Durables–0.19%
†NVR	380	1,889,854
		1,889,854
Household Products–0.23%
Church & Dwight	16,200	1,380,564
Clorox	5,200	935,532
		2,316,096
Industrial Conglomerates–0.09%
Roper Technologies	1,892	889,618
		889,618
Insurance–0.98%
Arthur J. Gallagher	56,313	7,888,325
Assurant	4,900	765,282
†Bright Health Group	20,074	344,470
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
†Selectquote	41,926	$ 807,495
		9,805,572
Interactive Media & Services–3.56%
†Bumble Class A	51,563	2,970,029
†Eventbrite Class A	84,822	1,611,618
†IAC/InterActiveCorp	38,086	5,871,718
†Match Group	96,431	15,549,499
†Pinterest Class A	55,700	4,397,515
†Snap Class A	14,462	985,441
†Vimeo	81,398	3,988,502
†ZoomInfo Technologies Class A	6,208	323,871
		35,698,193
Internet & Direct Marketing Retail–1.05%
†Chewy Class A	51,105	4,073,580
†Etsy	18,300	3,766,872
=†πJand Class A	875	21,464
†Wayfair Class A	8,500	2,683,535
		10,545,451
IT Services–5.15%
†Affirm Holdings	1,927	129,783
†Akamai Technologies	16,000	1,865,600
Broadridge Financial Solutions	16,700	2,697,551
†EPAM Systems	8,500	4,343,160
†Euronet Worldwide	4,400	595,540
†FleetCor Technologies	13,080	3,349,265
†Gartner	10,449	2,530,748
Genpact	15,300	695,079
=†πGitlab Class B	10,724	428,960
Global Payments	12,342	2,314,619
†GoDaddy Class A	24,800	2,156,608
†MongoDB	7,400	2,675,248
†Okta	34,245	8,379,066
Paychex	9,500	1,019,350
†Paysafe	67,905	822,329
†Square Class A	20,677	5,041,053
†Squarespace Class A	3,248	192,964
†StoneCo Class A	29,728	1,993,560
†Twilio Class A	10,300	4,059,848
†VeriSign	6,200	1,411,678
†WEX	3,100	601,090
†Wix.com	14,868	4,315,883
		51,618,982
Leisure Products–0.38%
†Peloton Interactive Class A	31,117	3,859,130
		3,859,130
Life Sciences Tools & Services–6.81%
†Adaptive Biotechnologies	54,858	2,241,498

LVIP Blended Mid Cap Managed Volatility Fund–5

LVIP Blended Mid Cap Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Life Sciences Tools & Services (continued)
Agilent Technologies	50,986	$ 7,536,241
†Avantor	87,343	3,101,550
†Bio-Rad Laboratories Class A	3,200	2,061,728
Bio-Techne	18,800	8,464,888
Bruker	9,600	729,408
†Charles River Laboratories International	30,955	11,450,873
†ICON	31,183	6,445,838
†IQVIA Holdings	6,500	1,575,080
†Maravai LifeSciences Holdings Class A	74,657	3,115,436
†Mettler-Toledo International	4,020	5,569,067
†Pacific Biosciences of California	15,000	524,550
PerkinElmer	78,653	12,144,810
†Repligen	16,043	3,202,504
		68,163,471
Machinery–1.11%
Graco	5,600	423,920
IDEX	33,714	7,418,766
†Middleby	3,858	668,437
Otis Worldwide	9,500	776,815
PACCAR	7,100	633,675
Toro	6,600	725,208
Woodward	3,900	479,232
		11,126,053
Media–0.82%
†Altice USA Class A	46,919	1,601,815
Cable One	3,466	6,629,799
		8,231,614
Metals & Mining–0.08%
Kirkland Lake Gold	10,300	396,859
Steel Dynamics	7,400	441,040
		837,899
Multiline Retail–0.36%
†Dollar Tree	12,000	1,194,000
†Ollie's Bargain Outlet Holdings	29,000	2,439,770
		3,633,770
Oil, Gas & Consumable Fuels–0.46%
Devon Energy	66,300	1,935,297
Pioneer Natural Resources	11,700	1,901,484
=†πVenture Global LNG Series B	12	55,081
=†πVenture Global LNG Series C	149	683,924
		4,575,786
Pharmaceuticals–0.37%
†Catalent	20,913	2,261,114
†Elanco Animal Health	26,734	927,402
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Pharmaceuticals (continued)
Royalty Pharma Class A	12,755	$ 522,827
		3,711,343
Professional Services–6.25%
Booz Allen Hamilton Holding	22,281	1,897,895
†Clarivate	277,426	7,637,538
†CoStar Group	132,330	10,959,571
†Dun & Bradstreet Holdings	122,578	2,619,492
Equifax	38,832	9,300,652
IHS Markit	10,537	1,187,098
†Legalzoom.com	3,225	122,066
Leidos Holdings	7,400	748,140
TransUnion	93,980	10,319,944
†Upwork	13,800	804,402
Verisk Analytics	63,251	11,051,215
Wolters Kluwer	59,030	5,929,962
		62,577,975
Road & Rail–0.64%
JB Hunt Transport Services	2,777	452,512
Kansas City Southern	10,549	2,989,270
Landstar System	3,400	537,268
Old Dominion Freight Line	9,400	2,385,720
		6,364,770
Semiconductors & Semiconductor Equipment–5.58%
ASM International	10,206	3,352,189
†Enphase Energy	19,000	3,488,970
Entegris	94,481	11,618,329
KLA	11,409	3,698,912
†Lattice Semiconductor	8,700	488,766
Marvell Technology	15,895	927,155
Microchip Technology	33,444	5,007,905
MKS Instruments	26,740	4,758,383
Monolithic Power Systems	37,933	14,166,079
†ON Semiconductor	29,700	1,136,916
†Silicon Laboratories	14,909	2,284,804
Skyworks Solutions	9,900	1,898,325
Teradyne	23,200	3,107,872
		55,934,605
Software–16.28%
†Anaplan	28,900	1,540,370
†ANSYS	6,800	2,360,008
†Aspen Technology	9,461	1,301,266
†Autodesk	22,149	6,465,293
†Avalara	13,900	2,249,020
Bentley Systems Class B	11,244	728,386
†Bill.Com Holdings	13,100	2,399,658
†Black Knight	91,909	7,167,064
†Cadence Design Systems	114,875	15,717,197
†Ceridian HCM Holding	14,641	1,404,365
Citrix Systems	7,300	856,071
†Confluent Class A	5,912	280,820

LVIP Blended Mid Cap Managed Volatility Fund–6

LVIP Blended Mid Cap Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
Constellation Software	3,325	$ 5,035,809
†Coupa Software	21,484	5,631,171
†Crowdstrike Holdings Class A	17,771	4,466,030
=†πDatabricks	3,406	604,115
†Datadog Class A	28,144	2,929,228
†DocuSign	37,175	10,393,015
†DoubleVerify Holdings	12,200	516,548
†Dynatrace	13,812	806,897
†Everbridge	21,995	2,993,080
†Five9	11,302	2,072,674
†Fortinet	22,785	5,427,159
†Guidewire Software	3,700	417,064
†HubSpot	7,900	4,603,488
†Manhattan Associates	11,300	1,636,692
†Monday.com	1,038	232,086
†nCino	21,961	1,315,903
†Nice Sponsored ADR	26,289	6,505,476
†Palo Alto Networks	13,750	5,101,937
†Paycom Software	9,100	3,307,577
†Paylocity Holding	31,288	5,969,750
†Procore Technologies	1,875	178,031
†πProcore Technologies Lockup Shares	3,284	311,816
†PTC	17,697	2,499,878
†Qualtrics International Class A	39,038	1,493,204
†RingCentral Class A	20,919	6,078,643
†Sentinelon Class A	8,147	346,248
†ServiceNow	8,583	4,716,788
†Smartsheet Class A	17,900	1,294,528
†Splunk	8,100	1,171,098
SS&C Technologies Holdings	47,447	3,419,031
†Synopsys	36,413	10,042,341
=†πTanium Class B	9,649	109,952
†Topicus	6,296	457,369
†Trade Desk Class A	61,000	4,718,960
†Tyler Technologies	19,385	8,769,192
†UiPath Class A	964	65,485
†πUipath Lockup Shares Class A	29,071	1,974,793
†Unity Software	4,592	504,339
†Workiva	5,200	578,916
†Zendesk	12,800	1,847,552
		163,013,381
Specialty Retail–4.61%
†AutoZone	2,115	3,156,045
†Burlington Stores	31,177	10,038,682
†CarMax	12,232	1,579,763
†Carvana	6,500	1,961,830
†Five Below	24,863	4,805,272
†O'Reilly Automotive	14,211	8,046,410
†Petco Health & Wellness	19,746	442,508
†RH	1,100	746,900
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
Ross Stores	5,200	$ 644,800
Tractor Supply	37,459	6,969,622
†Ulta Beauty	19,457	6,727,647
Williams-Sonoma	6,512	1,039,641
		46,159,120
Technology Hardware, Storage & Peripherals–0.03%
†Pure Storage Class A	15,344	299,668
		299,668
Textiles, Apparel & Luxury Goods–1.11%
†Lululemon Athletica	30,533	11,143,629
		11,143,629
Trading Companies & Distributors–0.22%
Fastenal	9,000	468,000
†United Rentals	3,500	1,116,535
Watsco	2,100	601,944
		2,186,479
Total Common Stock (Cost $544,332,062)		955,111,262
CONVERTIBLE PREFERRED STOCKS–0.29%
=†πCaris Life Series D	39,051	316,313
=†πDatabricks Series F	7,776	1,379,213
=†πDatabricks Series G	825	146,329
=†πDatarobot Series G	15,766	431,364
=†πJand Series AA	1,810	44,400
=†πJand Series B	2	49
=†πRappi Series E	9,859	589,036
Total Convertible Preferred Stocks (Cost $1,861,528)		2,906,704
FUTURE PURCHASE COMMITMENT–0.06%
Diversified Financial Services–0.06%
=†π@Spac Dgnr	14,369	128,804
=†π@Spac Grsv	51,727	470,198
		599,002
Total Future Purchase Commitment (Cost $660,960)		599,002
WARRANT–0.01%
†Paysafe exp 3/30/26 exercise price USD 11.50	22,418	80,257
Total Warrant (Cost $74,876)		80,257

LVIP Blended Mid Cap Managed Volatility Fund–7

LVIP Blended Mid Cap Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–4.22%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 0.03%)	42,296,448	$ 42,296,448
Total Money Market Fund (Cost $42,296,448)		42,296,448

TOTAL INVESTMENTS–99.95% (Cost $589,225,874)	1,000,993,673
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.05%	463,401
NET ASSETS APPLICABLE TO 44,542,961 SHARES OUTSTANDING–100.00%	$1,001,457,074
NET ASSET VALUE PER SHARE–LVIP BLENDED MID CAP MANAGED VOLATILITY FUND STANDARD CLASS ($36,421,966 / 1,558,320 Shares)	$23.373
NET ASSET VALUE PER SHARE–LVIP BLENDED MID CAP MANAGED VOLATILITY FUND SERVICE CLASS ($965,035,108 / 42,984,641 Shares)	$22.451
COMPONENTS OF NET ASSETS AT JUNE 30, 2021:
Shares of beneficial interest (unlimited authorization–no par)	$ 537,053,316
Distributable earnings/(accumulated loss)	464,403,758
TOTAL NET ASSETS	$1,001,457,074

† Non-income producing.
✱ Units consist of 1 share of common stock and 1/5 warrant.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements."
@ Represents an unfunded subscription agreement in a private investment in a public entity.
π Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At June 30, 2021, the aggregate value of restricted securities was $7,695,811, which represented 0.77% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

LVIP Blended Mid Cap Managed Volatility Fund–8

LVIP Blended Mid Cap Managed Volatility Fund
Statement of Net Assets (continued)
Restricted Securities
Investment	Date of Acquisition	Cost	Value
Caris Life Series D	5/11/2021	$ 316,313	$ 316,313
Databricks	7/24/2020	163,573	604,115
Databricks Series F	10/22/2019	333,967	1,379,213
Databricks Series G	1/29/2021	146,328	146,329
Datarobot Series G	6/11/2021	431,364	431,364
Gitlab Class B	12/15/2020	432,177	428,960
Jand Class A	11/19/2020	21,510	21,464
Jand Series AA	11/19/2020	44,471	44,400
Jand Series B	11/19/2020	49	49
Procore Technologies Lockup Shares	7/15/2020	178,197	311,816
Rappi Series E	9/8/2020	589,036	589,036
Spac Dgnr	3/15/2021	143,690	128,804
Spac Grsv	3/15/2021	517,270	470,198
Tanium Class B	9/24/2020	109,952	109,952
Uipath Lockup Shares Class A	7/9/2020	490,044	1,974,793
Venture Global LNG Series B	3/8/2018	36,240	55,081
Venture Global LNG Series C	10/16/2017	554,369	683,924
Total		$4,508,550	$7,695,811

★ Includes $2,227,458 cash collateral held at broker for futures contracts, $20,653 variation margin due from broker on futures contracts, $7,879,730 payable for securities purchased, $710,070 payable for fund shares redeemed, $73,603 other accrued expenses payable and $737,169 due to manager and affiliates as of June 30, 2021.

The following futures contracts were outstanding at June 30, 2021:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
6	British Pound	$ 517,687	$ 530,015	9/13/21	$ —	$ (12,328)
6	Euro	889,875	914,141	9/13/21	—	(24,266)
5	Japanese Yen	562,937	570,678	9/13/21	—	(7,741)
					—	(44,335)
Equity Contracts:
9	E-mini MSCI Emerging Markets Index	614,160	615,090	9/17/21	—	(930)
87	E-mini S&P 500 Index	18,655,410	18,313,041	9/17/21	342,369	—
64	E-mini S&P MidCap 400 Index	17,231,360	17,417,914	9/17/21	—	(186,554)
19	Euro STOXX 50 Index	913,674	925,829	9/17/21	—	(12,155)
6	FTSE 100 Index	579,368	586,479	9/17/21	—	(7,111)
2	Nikkei 225 Index (OSE)	518,115	523,794	9/9/21	—	(5,679)
					342,369	(212,429)
Total Futures Contracts					$342,369	$(256,764)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2021.

LVIP Blended Mid Cap Managed Volatility Fund–9

LVIP Blended Mid Cap Managed Volatility Fund
Statement of Net Assets (continued)
Summary of Abbreviations:
ADR–American Depositary Receipt
FTSE–Financial Times Stock Exchange
IT–Information Technology
LNG–Liquefied Natural Gas
MSCI–Morgan Stanley Capital International
OSE–Osaka Securities Exchange
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP Blended Mid Cap Managed Volatility Fund–10

LVIP Blended Mid Cap Managed Volatility Fund
Statement of Operations
Six Months Ended June 30, 2021 (unaudited)
INVESTMENT INCOME:
Dividends	$ 1,857,936
Interest	39
Foreign taxes withheld	(17,224)
1,840,751
EXPENSES:
Management fees	3,044,373
Distribution fees-Service Class	1,127,829
Shareholder servicing fees	135,826
Accounting and administration expenses	108,828
Professional fees	23,696
Pricing fees	14,186
Custodian fees	12,312
Trustees’ fees and expenses	10,276
Reports and statements to shareholders	8,757
Consulting fees	1,711
Other	11,380
4,499,174
Less:
Management fees waived	(23,418)
Total operating expenses	4,475,756
NET INVESTMENT LOSS	(2,635,005)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	36,233,004
Foreign currencies	(667)
Futures contracts	(2,038,265)
Net realized gain	34,194,072
Net change in unrealized appreciation (depreciation) of:
Investments	32,600,696
Foreign currencies	(1,146)
Futures contracts	(967,986)
Net change in unrealized appreciation (depreciation)	31,631,564
NET REALIZED AND UNREALIZED GAIN	65,825,636
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$63,190,631
See accompanying notes, which are an integral part of the financial statements.
LVIP Blended Mid Cap Managed Volatility Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/21 (unaudited)	Year Ended 12/31/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$ (2,635,005)	$ (3,431,297)
Net realized gain	34,194,072	59,284,820
Net change in unrealized appreciation (depreciation)	31,631,564	148,445,569
Net increase in net assets resulting from operations	63,190,631	204,299,092
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	3,240,191	3,916,661
Service Class	59,843,449	71,526,143
	63,083,640	75,442,804
Cost of shares redeemed:
Standard Class	(3,370,883)	(6,196,952)
Service Class	(53,093,369)	(120,114,625)
	(56,464,252)	(126,311,577)
Increase (decrease) in net assets derived from capital share transactions	6,619,388	(50,868,773)
NET INCREASE IN NET ASSETS	69,810,019	153,430,319
NET ASSETS:
Beginning of period	931,647,055	778,216,736
End of period	$1,001,457,074	$ 931,647,055
See accompanying notes, which are an integral part of the financial statements.
LVIP Blended Mid Cap Managed Volatility Fund–11

LVIP Blended Mid Cap Managed Volatility Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Blended Mid Cap Managed Volatility Fund Standard Class
	Six Months Ended 6/30/21[1] (unaudited)	Year Ended
		12/31/20 [2]	12/31/19	12/31/18 [3]	12/31/17	12/31/16 [4]
Net asset value, beginning of period	$ 21.901	$ 17.149	$ 15.017	$ 14.963	$ 11.917	$ 11.968
Income (loss) from investment operations:
Net investment income (loss)[5]	(0.036)	(0.035)	0.022	0.023	0.023	0.013
Net realized and unrealized gain	1.508	4.787	3.628	0.031	3.023	0.251
Total from investment operations	1.472	4.752	3.650	0.054	3.046	0.264
Less dividends and distributions from:
Net realized gain	—	—	(1.518)	—	—	(0.315)
Total dividends and distributions	—	—	(1.518)	—	—	(0.315)
Net asset value, end of period	$ 23.373	$ 21.901	$ 17.149	$ 15.017	$ 14.963	$ 11.917
Total return[6]	6.71%	27.71%	24.92%	0.36%	25.56%	2.26%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 36,422	$ 34,238	$ 29,070	$25,199	$ 26,547	$22,110
Ratio of expenses to average net assets	0.71%	0.73%	0.74%	0.74%	0.75%	0.79%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.72%	0.74%	0.75%	0.78%	0.79%	0.84%
Ratio of net investment income (loss) to average net assets	(0.32%)	(0.19%)	0.13%	0.15%	0.17%	0.11%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.33%)	(0.20%)	0.12%	0.11%	0.13%	0.06%
Portfolio turnover	15%	46%	19%	70%	27%	103%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.
[3]	Effective November 1, 2018, Massachusetts Financial Services Company (“MFS”), is responsible for the day-to-day management of a portion of the Fund’s investment portfolio, replacing Ivy Investment Management Company.
[4]	Effective February 8, 2016, T. Rowe Price Associates, Inc. was added as a sub-adviser to the Fund. Effective May 1, 2016, SSGA Funds Management, Inc. was added as a sub-adviser and was responsible for the day-to-day management of the Fund’s volatility management risk strategy overlay, replacing Lincoln Investment Advisors Corporation.
[5]	The average shares outstanding method has been applied for per share information.
[6]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Blended Mid Cap Managed Volatility Fund–12

LVIP Blended Mid Cap Managed Volatility Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Blended Mid Cap Managed Volatility Fund Service Class
	Six Months Ended 6/30/21[1] (unaudited)	Year Ended
		12/31/20 [2]	12/31/19	12/31/18 [3]	12/31/17	12/31/16 [4]
Net asset value, beginning of period	$ 21.064	$ 16.534	$ 14.561	$ 14.542	$ 11.611	$ 11.698
Income (loss) from investment operations:
Net investment income (loss)[5]	(0.061)	(0.077)	(0.019)	(0.016)	(0.010)	(0.016)
Net realized and unrealized gain	1.448	4.607	3.510	0.035	2.941	0.244
Total from investment operations	1.387	4.530	3.491	0.019	2.931	0.228
Less dividends and distributions from:
Net realized gain	—	—	(1.518)	—	—	(0.315)
Total dividends and distributions	—	—	(1.518)	—	—	(0.315)
Net asset value, end of period	$ 22.451	$ 21.064	$ 16.534	$ 14.561	$ 14.542	$ 11.611
Total return[6]	6.57%	27.40%	24.60%	0.13%	25.24%	2.00%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$965,035	$897,409	$749,146	$600,976	$550,434	$475,177
Ratio of expenses to average net assets	0.96%	0.98%	0.99%	0.99%	1.00%	1.04%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.97%	0.99%	1.00%	1.03%	1.04%	1.09%
Ratio of net investment income (loss) to average net assets	(0.57%)	(0.44%)	(0.12%)	(0.10%)	(0.08%)	(0.14%)
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.58%)	(0.45%)	(0.13%)	(0.14%)	(0.12%)	(0.19%)
Portfolio turnover	15%	46%	19%	70%	27%	103%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.
[3]	Effective November 1, 2018, Massachusetts Financial Services Company (“MFS”), is responsible for the day-to-day management of a portion of the Fund’s investment portfolio, replacing Ivy Investment Management Company.
[4]	Effective February 8, 2016, T. Rowe Price Associates, Inc. was added as a sub-adviser to the Fund. Effective May 1, 2016, SSGA Funds Management, Inc. was added as a sub-adviser and was responsible for the day-to-day management of the Fund’s volatility management risk strategy overlay, replacing Lincoln Investment Advisors Corporation.
[5]	The average shares outstanding method has been applied for per share information.
[6]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Blended Mid Cap Managed Volatility Fund–13

LVIP Blended Mid Cap Managed Volatility Fund
Notes to Financial Statements
June 30, 2021 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 105 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Blended Mid Cap Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek capital appreciation.
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”). Restricted securities are valued at fair value by the Fund's Fair Valuation Committee, using methods approved by the Board, taking into account a review of information, assumptions and sub-adviser recommendations, as applicable.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2021 and for all open tax years (years ended December 31, 2017-December 31, 2020), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2021, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
LVIP Blended Mid Cap Managed Volatility Fund–14

LVIP Blended Mid Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Special Purpose Acquisition Companies – Special purpose acquisition companies (“SPACs”) are collective investment structures that allow for private investments in public equity investments (“PIPE”). SPACs, sometimes referred to “blank-check” companies, do not have an operating history but conduct an initial public offering (“IPO”) the proceeds of which are held in a trust account and used to finance an acquisition of a business or assets. Following the IPO but prior to finalizing the merger or purchase agreement, the SPAC often will raise additional capital through committed debt or equity financing, the latter of which is often structured as a PIPE commitment. Purchased PIPE shares will be restricted from trading until the registration statement for the shares is declared effective. Upon registration, the shares can be freely sold; however, in certain circumstances, the issuer may have the right to temporarily suspend trading of the shares in the first year after the merger. The securities issued by a SPAC, which are typically traded in the over-the-counter market, may be considered illiquid, more difficult to value, and/or be subject to restrictions on resale. The LVIP Blended Mid Cap Managed Volatility Fund had contingent commitments outstanding of approximately $660,960 to purchase PIPE shares as of June 30, 2021.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2021.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-advisers, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.65% of the Fund's average daily net assets.   LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.005% of the Fund’s average daily net assets.   This agreement will continue at least through April 30, 2022, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LIAC.   The management fee, net of waivers, is calculated daily and paid monthly.
Massachusetts Financial Services Company (“MFS”), is responsible for the day-to-day management of a portion of the Fund’s investment portfolio. T. Rowe Price Associates, Inc. (“T. Rowe Price”), is responsible for the day-to-day management of a portion of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays MFS and T. Rowe Price a fee based on MFS and T. Rowe Price’s managed portion of the Fund’s average daily net assets.
Schroder Investment Management North America Inc. (“Sub-Adviser”) and Schroder Investment Management North America Limited (“Sub-Sub-Adviser”) are responsible for managing the Fund's volatility management overlay. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets. The Sub-Adviser pays the Sub-Sub-Adviser directly for services performed.
LVIP Blended Mid Cap Managed Volatility Fund–15

LVIP Blended Mid Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2021, costs for these administrative and legal services were as follows:
Administrative	$28,016
Legal	4,455
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $3,439 for the six months ended June 30, 2021.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2021, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LIAC	$517,271
Distribution fees payable to LFD	193,202
Printing and mailing fees payable to Lincoln Life	3,439
Shareholder servicing fees payable to Lincoln Life	23,257
The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price.   Pursuant to these procedures, for the six months ended June 30, 2021, the Fund engaged in securities purchases of $0 and securities sales of $233,090, which resulted in net realized gains of $131,150.
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2021, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$140,166,041
Sales	136,297,969
At June 30, 2021, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes for the Fund were as follows:
Cost of investments and derivatives	$589,290,464
Aggregate unrealized appreciation of investments and derivatives	$415,403,247
Aggregate unrealized depreciation of investments and derivatives	(3,100,905)
Net unrealized appreciation of investments and derivatives	$412,302,342
LVIP Blended Mid Cap Managed Volatility Fund–16

LVIP Blended Mid Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2021.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$ 7,387,811	$ —	$ —	$ 7,387,811
Air Freight & Logistics	595,020	—	—	595,020
Airlines	1,575,071	—	—	1,575,071
Auto Components	1,055,370	—	—	1,055,370
Banks	1,178,034	—	—	1,178,034
Beverages	4,015,656	—	—	4,015,656
Biotechnology	35,769,670	—	—	35,769,670
Building Products	12,944,520	—	—	12,944,520
Capital Markets	34,576,281	—	—	34,576,281
Chemicals	10,240,876	—	—	10,240,876
Commercial Services & Supplies	25,364,714	—	—	25,364,714
Communications Equipment	1,019,195	—	—	1,019,195
Construction & Engineering	590,125	—	—	590,125
Construction Materials	8,482,431	—	—	8,482,431
Containers & Packaging	6,583,925	—	—	6,583,925
Distributors	9,952,309	—	—	9,952,309
Diversified Consumer Services	11,473,052	—	—	11,473,052
Diversified Financial Services	2,925,290	—	—	2,925,290
Electrical Equipment	17,023,171	—	—	17,023,171
Electronic Equipment, Instruments & Components	17,621,448	—	—	17,621,448
Entertainment	30,013,973	—	—	30,013,973
LVIP Blended Mid Cap Managed Volatility Fund–17

LVIP Blended Mid Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
	Level 1	Level 2	Level 3	Total
Equity Real Estate Investment Trusts	$ 15,718,683	$ —	$ —	$ 15,718,683
Food & Staples Retailing	393,173	—	—	393,173
Food Products	7,108,572	—	—	7,108,572
Health Care Equipment & Supplies	60,905,653	—	—	60,905,653
Health Care Providers & Services	18,394,972	—	—	18,394,972
Health Care Technology	7,693,548	—	—	7,693,548
Hotels, Restaurants & Leisure	39,926,260	—	—	39,926,260
Household Durables	1,889,854	—	—	1,889,854
Household Products	2,316,096	—	—	2,316,096
Industrial Conglomerates	889,618	—	—	889,618
Insurance	9,805,572	—	—	9,805,572
Interactive Media & Services	35,698,193	—	—	35,698,193
Internet & Direct Marketing Retail	10,523,987	—	21,464	10,545,451
IT Services	51,190,022	—	428,960	51,618,982
Leisure Products	3,859,130	—	—	3,859,130
Life Sciences Tools & Services	68,163,471	—	—	68,163,471
Machinery	11,126,053	—	—	11,126,053
Media	8,231,614	—	—	8,231,614
Metals & Mining	837,899	—	—	837,899
Multiline Retail	3,633,770	—	—	3,633,770
Oil, Gas & Consumable Fuels	3,836,781	—	739,005	4,575,786
Pharmaceuticals	3,711,343	—	—	3,711,343
Professional Services	62,577,975	—	—	62,577,975
Road & Rail	6,364,770	—	—	6,364,770
Semiconductors & Semiconductor Equipment	55,934,605	—	—	55,934,605
Software	160,012,705	2,286,609	714,067	163,013,381
Specialty Retail	46,159,120	—	—	46,159,120
Technology Hardware, Storage & Peripherals	299,668	—	—	299,668
Textiles, Apparel & Luxury Goods	11,143,629	—	—	11,143,629
Trading Companies & Distributors	2,186,479	—	—	2,186,479
Convertible Preferred Stocks	—	—	2,906,704	2,906,704
Future Purchase Commitment	—	—	599,002	599,002
Warrant	80,257	—	—	80,257
Money Market Fund	42,296,448	—	—	42,296,448
Total Investments	$993,297,862	$2,286,609	$5,409,202	$1,000,993,673
Derivatives:

Assets:
Futures Contract	$ 342,369	$—	$—	$ 342,369
Liabilities:
Futures Contracts	$(256,764)	$—	$—	$(256,764)
During the six months ended June 30, 2021, there were no material transfers to or from Level 3 investments.
LVIP Blended Mid Cap Managed Volatility Fund–18

LVIP Blended Mid Cap Managed Volatility Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/21	12/31/20
Shares sold:
Standard Class	146,034	218,577
Service Class	2,835,398	4,100,470
Shares reinvested:
Standard Class	—	—
Service Class	—	—
	2,981,432	4,319,047
Shares redeemed:
Standard Class	(150,992)	(350,487)
Service Class	(2,455,303)	(6,805,476)
	(2,606,295)	(7,155,963)
Net increase (decrease)	375,137	(2,836,916)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $300,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 16, 2022.
The Fund had no amounts outstanding as of June 30, 2021, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2021, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions, to hedge currency risks associated with the Fund's investments and as a cash management tool.
LVIP Blended Mid Cap Managed Volatility Fund–19

LVIP Blended Mid Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
Fair values of derivative instruments as of June 30, 2021 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$342,369	Receivables and other assets net of liabilities	$(212,429)
Futures contracts (Currency contracts)	Receivables and other assets net of liabilities	—	Receivables and other assets net of liabilities	(44,335)
Total		$342,369		$(256,764)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2021 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(2,131,961)	$(898,865)
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	93,696	(69,121)
Total		$(2,038,265)	$(967,986)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2021.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$34,568,826	$—
7. Risk Factors
The Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2021. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities.   Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.   Restricted securities are valued pursuant to the security valuation procedures noted in Note 1.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings,
LVIP Blended Mid Cap Managed Volatility Fund–20

LVIP Blended Mid Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 7. Risk Factors (continued)
investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Blended Mid Cap Managed Volatility Fund–21

LVIP Blended Mid Cap Managed Volatility Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 8-9, 2021, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2020 through December 31, 2020. During the period covered by the report, there was one liquidity event due to an extended Taiwanese foreign holiday in February 2020 that caused the LVIP SSGA Emerging Markets Equity Index Fund to classify its Taiwanese securities as illiquid for one day, which caused the Fund to exceed the 15% limit on illiquid securities on that day. The LVIP SSGA Emerging Markets Equity Index Fund was under the 15% limitation the following business day, and there was no impact on the Fund ability to timely meet redemptions. There were no additional liquidity events that impacted the Fund or its respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP Blended Mid Cap Managed Volatility Fund–22

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
(formerly LVIP ClearBridge QS Select Large Cap Managed Volatility Fund)
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2021

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2021 to June 30, 2021
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021 to June 30, 2021.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers and reimbursements in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/21	Ending Account Value 6/30/21	Annualized Expense Ratio	Expenses Paid During Period 1/1/21 to 6/30/21*
Actual
Standard Class Shares	$1,000.00	$1,149.80	0.68%	$3.62
Service Class Shares	1,000.00	1,147.90	1.03%	5.49
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.40	0.68%	$3.41
Service Class Shares	1,000.00	1,019.60	1.03%	5.16

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund–1

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Security Type/Sector Allocation (unaudited)
As of June 30, 2021
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Common Stock	95.03%
Aerospace & Defense	2.06%
Air Freight & Logistics	0.78%
Auto Components	0.08%
Automobiles	0.76%
Banks	3.32%
Beverages	0.96%
Biotechnology	5.91%
Building Products	1.23%
Capital Markets	1.02%
Chemicals	2.49%
Commercial Services & Supplies	0.61%
Communications Equipment	0.63%
Construction Materials	0.22%
Consumer Finance	0.63%
Containers & Packaging	0.39%
Diversified Financial Services	1.31%
Diversified Telecommunication Services	0.54%
Electric Utilities	0.39%
Electrical Equipment	0.30%
Electronic Equipment, Instruments & Components	1.17%
Energy Equipment & Services	0.24%
Entertainment	2.07%
Equity Real Estate Investment Trusts	1.37%
Food & Staples Retailing	1.30%
Food Products	0.51%
Gas Utilities	0.14%
Health Care Equipment & Supplies	1.73%
Health Care Providers & Services	3.98%
Health Care Technology	0.18%
Hotels, Restaurants & Leisure	0.19%
Household Durables	0.69%
Household Products	0.62%
Independent Power and Renewable Electricity Producers	0.32%
Industrial Conglomerates	1.25%
Insurance	1.36%
Interactive Media & Services	6.90%
Internet & Direct Marketing Retail	2.50%
IT Services	3.13%
Life Sciences Tools & Services	0.94%
Machinery	0.68%
Media	5.75%
Metals & Mining	1.38%
Mortgage Real Estate Investment Trusts (REITs)	0.29%
Multiline Retail	0.17%
Security Type/Sector	Percentage of Net Assets
Multi-Utilities	0.13%
Oil, Gas & Consumable Fuels	1.81%
Personal Products	0.08%
Pharmaceuticals	2.77%
Professional Services	0.45%
Real Estate Management & Development	0.34%
Road & Rail	0.97%
Semiconductors & Semiconductor Equipment	5.64%
Software	11.37%
Specialty Retail	2.21%
Technology Hardware, Storage & Peripherals	5.48%
Textiles, Apparel & Luxury Goods	0.37%
Thrifts & Mortgage Finance	0.21%
Tobacco	0.12%
Wireless Telecommunication Services	0.59%
Money Market Fund	4.86%
Total Investments	99.89%
Receivables and Other Assets Net of Liabilities	0.11%
Total Net Assets	100.00%
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
Microsoft	4.62%
Apple	3.88%
Comcast Class A	3.11%
UnitedHealth Group	2.99%
Amazon.com	2.36%
Facebook Class A	2.00%
Biogen	1.62%
Broadcom	1.59%
Alphabet Class A	1.54%
JPMorgan Chase & Co.	1.53%
Total	25.24%

IT–Information Technology

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund–2

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Statement of Net Assets
June 30, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–95.03%
Aerospace & Defense–2.06%
Huntington Ingalls Industries	1,800	$ 379,350
L3Harris Technologies	26,322	5,689,500
Lockheed Martin	3,600	1,362,060
Northrop Grumman	2,574	935,469
Raytheon Technologies	47,867	4,083,534
†Teledyne Technologies	948	397,051
		12,846,964
Air Freight & Logistics–0.78%
FedEx	2,000	596,660
United Parcel Service Class B	20,523	4,268,168
		4,864,828
Auto Components–0.08%
BorgWarner	10,000	485,400
		485,400
Automobiles–0.76%
†Ford Motor	103,300	1,535,038
†General Motors	22,686	1,342,331
Harley-Davidson	11,000	504,020
†Tesla	2,000	1,359,400
		4,740,789
Banks–3.32%
Associated Banc-Corp	26,000	532,480
Bank of America	107,169	4,418,578
Citizens Financial Group	22,000	1,009,140
JPMorgan Chase & Co.	61,294	9,533,669
KeyCorp	68,400	1,412,460
Regions Financial	63,000	1,271,340
U.S. Bancorp	26,044	1,483,726
Zions Bancorp	18,500	977,910
		20,639,303
Beverages–0.96%
Coca-Cola	39,489	2,136,750
†Monster Beverage	17,200	1,571,220
PepsiCo	15,135	2,242,553
		5,950,523
Biotechnology–5.91%
AbbVie	34,169	3,848,796
†Agios Pharmaceuticals	14,916	822,021
†Alkermes	20,712	507,858
Amgen	19,755	4,815,281
†Biogen	29,042	10,056,373
†Halozyme Therapeutics	11,400	517,674
†ImmunoGen	8,476	55,857
†Ionis Pharmaceuticals	42,411	1,691,775
†Regeneron Pharmaceuticals	3,000	1,675,620
†Sage Therapeutics	10,700	607,867
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Seagen	4,500	$ 710,460
†Ultragenyx Pharmaceutical	15,157	1,445,220
†United Therapeutics	6,200	1,112,342
†Vertex Pharmaceuticals	44,172	8,906,401
		36,773,545
Building Products–1.23%
Allegion	3,500	487,550
AO Smith	9,000	648,540
Johnson Controls International	80,550	5,528,146
Trane Technologies	5,400	994,356
		7,658,592
Capital Markets–1.02%
Ameriprise Financial	2,500	622,200
BGC Partners Class A	235,000	1,332,450
CME Group	5,804	1,234,395
Cohen & Steers	23,122	1,898,085
Intercontinental Exchange	10,463	1,241,958
		6,329,088
Chemicals–2.49%
Air Products & Chemicals	12,411	3,570,396
CF Industries Holdings	11,500	591,675
Eastman Chemical	7,000	817,250
Ecolab	10,938	2,252,900
Huntsman	43,919	1,164,732
PPG Industries	29,565	5,019,250
Sherwin-Williams	7,596	2,069,530
		15,485,733
Commercial Services & Supplies–0.61%
†CoreCivic	67,000	701,490
Waste Management	22,187	3,108,621
		3,810,111
Communications Equipment–0.63%
†Arista Networks	4,625	1,675,684
Cisco Systems	42,000	2,226,000
		3,901,684
Construction Materials–0.22%
Vulcan Materials	7,755	1,349,913
		1,349,913
Consumer Finance–0.63%
Ally Financial	14,100	702,744
Discover Financial Services	12,000	1,419,480
Synchrony Financial	37,643	1,826,438
		3,948,662
Containers & Packaging–0.39%
Ball	15,662	1,268,935
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund–3

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Containers & Packaging (continued)
International Paper	19,000	$ 1,164,890
		2,433,825
Diversified Financial Services–1.31%
†Berkshire Hathaway Class A	17	7,116,217
†Berkshire Hathaway Class B	3,737	1,038,587
		8,154,804
Diversified Telecommunication Services–0.54%
AT&T	5,148	148,159
†Liberty Global Class C	27,400	740,896
Verizon Communications	43,791	2,453,610
		3,342,665
Electric Utilities–0.39%
IDACORP	5,400	526,500
NextEra Energy	8,383	614,306
OGE Energy	14,000	471,100
Portland General Electric	18,000	829,440
		2,441,346
Electrical Equipment–0.30%
Emerson Electric	7,000	673,680
GrafTech International	67,000	778,540
Regal Beloit	3,300	440,583
		1,892,803
Electronic Equipment, Instruments & Components–1.17%
Avnet	10,400	416,832
TE Connectivity	50,923	6,885,299
		7,302,131
Energy Equipment & Services–0.24%
Core Laboratories	38,127	1,485,047
		1,485,047
Entertainment–2.07%
Activision Blizzard	8,000	763,520
Electronic Arts	10,100	1,452,683
†Liberty Media-Liberty Formula One Class A	5,573	237,577
†Liberty Media-Liberty Formula One Class C	10,295	496,322
†Lions Gate Entertainment Class B	20,994	384,190
†Madison Square Garden Entertainment	13,533	1,136,366
†Madison Square Garden Sports Class A	13,533	2,335,390
†Netflix	1,000	528,210
†Take-Two Interactive Software	4,000	708,080
†Walt Disney	23,451	4,121,982
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Entertainment (continued)
World Wrestling Entertainment Class A	12,382	$ 716,794
		12,881,114
Equity Real Estate Investment Trusts–1.37%
American Tower	12,339	3,333,257
Gaming and Leisure Properties	8,800	407,704
Iron Mountain	35,500	1,502,360
Lamar Advertising Class A	13,000	1,357,460
Life Storage	6,300	676,305
Medical Properties Trust	43,500	874,350
Weyerhaeuser	11,500	395,830
		8,547,266
Food & Staples Retailing–1.30%
Costco Wholesale	3,600	1,424,412
Kroger	36,000	1,379,160
Walmart	37,579	5,299,391
		8,102,963
Food Products–0.51%
Hershey	6,900	1,201,842
Mondelez International Class A	31,630	1,974,977
		3,176,819
Gas Utilities–0.14%
National Fuel Gas	16,800	877,800
		877,800
Health Care Equipment & Supplies–1.73%
Becton Dickinson & Co.	4,862	1,182,390
†ICU Medical	3,300	679,140
Medtronic	50,403	6,256,524
†Quidel	6,200	794,344
West Pharmaceutical Services	5,100	1,831,410
		10,743,808
Health Care Providers & Services–3.98%
Chemed	1,000	474,500
†Guardant Health	21,400	2,657,666
Humana	3,600	1,593,792
†Molina Healthcare	5,700	1,442,442
UnitedHealth Group	46,489	18,616,055
		24,784,455
Health Care Technology–0.18%
†Veeva Systems Class A	3,600	1,119,420
		1,119,420
Hotels, Restaurants & Leisure–0.19%
†Chipotle Mexican Grill	400	620,136

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund–4

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
MGM Resorts International	13,100	$ 558,715
		1,178,851
Household Durables–0.69%
PulteGroup	32,000	1,746,240
Toll Brothers	44,021	2,544,854
		4,291,094
Household Products–0.62%
Procter & Gamble	28,448	3,838,489
		3,838,489
Independent Power and Renewable Electricity Producers–0.32%
AES	40,000	1,042,800
Vistra	50,000	927,500
		1,970,300
Industrial Conglomerates–1.25%
3M	6,736	1,337,972
Carlisle	6,500	1,243,970
Honeywell International	23,671	5,192,234
		7,774,176
Insurance–1.36%
Allstate	7,000	913,080
Everest Re Group	3,400	856,834
Hartford Financial Services Group	8,810	545,956
Travelers	31,204	4,671,551
Unum Group	18,640	529,376
White Mountains Insurance Group	800	918,424
		8,435,221
Interactive Media & Services–6.90%
†Alphabet Class A	3,925	9,584,026
†Alphabet Class C	3,225	8,082,882
†Facebook Class A	35,887	12,478,269
†Match Group	11,000	1,773,750
†Pinterest Class A	26,578	2,098,333
†Twitter	130,071	8,950,185
		42,967,445
Internet & Direct Marketing Retail–2.50%
†Amazon.com	4,262	14,661,962
Qurate Retail	68,555	897,385
		15,559,347
IT Services–3.13%
Accenture Class A	5,400	1,591,866
Alliance Data Systems	2,900	302,151
Automatic Data Processing	17,957	3,566,619
Fidelity National Information Services	12,938	1,832,927
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
IT Services (continued)
International Business Machines	9,113	$ 1,335,875
Mastercard Class A	2,700	985,743
†PayPal Holdings	8,800	2,565,024
Visa Class A	31,359	7,332,361
		19,512,566
Life Sciences Tools & Services–0.94%
†Bio-Rad Laboratories Class A	1,500	966,435
Thermo Fisher Scientific	9,719	4,902,944
		5,869,379
Machinery–0.68%
Cummins	6,100	1,487,241
Otis Worldwide	9,447	772,481
Parker-Hannifin	3,600	1,105,596
Pentair	12,985	876,358
		4,241,676
Media–5.75%
†AMC Networks Class A	42,933	2,867,925
Comcast Class A	339,885	19,380,243
†Discovery Class A	66,924	2,053,228
†Discovery Class C	43,632	1,264,455
†Liberty Broadband Class A	13,106	2,204,036
†Liberty Broadband Class C	26,138	4,539,125
†Liberty Media-Liberty SiriusXM Class A	22,293	1,038,408
†Liberty Media-Liberty SiriusXM Class C	41,178	1,910,248
†MSG Networks Class A	36,085	526,119
		35,783,787
Metals & Mining–1.38%
ArcelorMittal (New York Shares)	74,291	2,307,479
Freeport-McMoRan	70,395	2,612,358
Newmont	16,300	1,033,094
Nucor	11,497	1,102,907
Steel Dynamics	26,000	1,549,600
		8,605,438
Mortgage Real Estate Investment Trusts (REITs)–0.29%
Annaly Capital Management	100,000	888,000
New Residential Investment	88,000	931,920
		1,819,920
Multiline Retail–0.17%
Target	4,400	1,063,656
		1,063,656
Multi-Utilities–0.13%
Sempra Energy	6,110	809,453
		809,453

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund–5

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels–1.81%
Chevron	24,731	$ 2,590,325
Devon Energy	35,000	1,021,650
Exxon Mobil	54,155	3,416,098
Kinder Morgan	63,531	1,158,170
Pioneer Natural Resources	10,718	1,741,889
Valero Energy	17,463	1,363,511
		11,291,643
Personal Products–0.08%
Nu Skin Enterprises Class A	9,000	509,850
		509,850
Pharmaceuticals–2.77%
†Bausch Health	24,148	708,019
Bristol-Myers Squibb	10,000	668,200
Eli Lilly & Co.	10,520	2,414,550
Johnson & Johnson	39,295	6,473,458
Merck & Co.	51,623	4,014,721
Pfizer	75,761	2,966,801
		17,245,749
Professional Services–0.45%
Exponent	13,000	1,159,730
†FTI Consulting	8,100	1,106,541
ManpowerGroup	4,400	523,204
		2,789,475
Real Estate Management & Development–0.34%
†CBRE Group Class A	13,500	1,157,355
†Jones Lang LaSalle	4,900	957,754
		2,115,109
Road & Rail–0.97%
Canadian Pacific Railway	22,350	1,718,938
Kansas City Southern	4,100	1,161,817
†Lyft Class A	30,290	1,831,939
Old Dominion Freight Line	2,400	609,120
Union Pacific	3,291	723,790
		6,045,604
Semiconductors & Semiconductor Equipment–5.64%
†Advanced Micro Devices	9,000	845,370
Applied Materials	13,100	1,865,440
ASML Holding	4,942	3,414,131
Broadcom	20,695	9,868,204
†Cree	83,816	8,208,101
†Enphase Energy	1,983	364,138
Intel	46,431	2,606,636
Lam Research	2,600	1,691,820
NVIDIA	3,300	2,640,330
Texas Instruments	18,805	3,616,202
		35,120,372
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software–11.37%
†Adobe	12,603	$ 7,380,821
†Autodesk	30,234	8,825,305
†Cerence	11,923	1,272,303
Citrix Systems	26,210	3,073,647
†Crowdstrike Holdings Class A	6,500	1,633,515
†DocuSign	17,720	4,953,980
Dolby Laboratories Class A	10,920	1,073,327
†Dropbox Class A	48,000	1,454,880
†FireEye	104,024	2,103,365
†Fortinet	7,400	1,762,606
†Manhattan Associates	5,300	767,652
Microsoft	106,142	28,753,868
†Nuance Communications	35,290	1,921,188
Oracle	20,469	1,593,307
†Qualys	5,500	553,795
†salesforce.com	5,942	1,451,452
†Trade Desk Class A	11,000	850,960
†Zoom Video Communications Class A	3,500	1,354,605
		70,780,576
Specialty Retail–2.21%
Dick's Sporting Goods	11,000	1,102,090
Home Depot	25,389	8,096,298
TJX	67,946	4,580,919
		13,779,307
Technology Hardware, Storage & Peripherals–5.48%
Apple	176,166	24,127,695
Seagate Technology Holdings	80,589	7,086,191
†Western Digital	37,795	2,689,870
Xerox Holdings	9,000	211,410
		34,115,166
Textiles, Apparel & Luxury Goods–0.37%
†Deckers Outdoor	1,400	537,698
NIKE Class B	11,400	1,761,186
		2,298,884
Thrifts & Mortgage Finance–0.21%
MGIC Investment	94,000	1,278,400
		1,278,400
Tobacco–0.12%
Philip Morris International	7,500	743,325
		743,325
Wireless Telecommunication Services–0.59%
Telephone & Data Systems	38,000	861,080
†T-Mobile	19,451	2,817,088
		3,678,168
Total Common Stock (Cost $391,614,099)		591,583,827

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund–6

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–4.86%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 0.03%)	30,262,014	$ 30,262,014
Total Money Market Fund (Cost $30,262,014)		30,262,014

TOTAL INVESTMENTS–99.89% (Cost $421,876,113)	621,845,841
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.11%	705,672
NET ASSETS APPLICABLE TO 36,400,250 SHARES OUTSTANDING–100.00%	$622,551,513
NET ASSET VALUE PER SHARE–LVIP CLEARBRIDGE FRANKLIN SELECT LARGE CAP MANAGED VOLATILITY FUND STANDARD CLASS ($1,976,213 / 115,117 Shares)	$17.167
NET ASSET VALUE PER SHARE–LVIP CLEARBRIDGE FRANKLIN SELECT LARGE CAP MANAGED VOLATILITY FUND SERVICE CLASS ($620,575,300 / 36,285,133 Shares)	$17.103
COMPONENTS OF NET ASSETS AT JUNE 30, 2021:
Shares of beneficial interest (unlimited authorization–no par)	$399,025,084
Distributable earnings/(accumulated loss)	223,526,429
TOTAL NET ASSETS	$622,551,513

† Non-income producing.
★ Includes $1,746,816 cash collateral held at broker for futures contracts, $4,454 expense reimbursement receivable from Lincoln Investment Advisors Corporation, $36,464 variation margin due from broker on futures contracts, $229,956 payable for securities purchased, $686,754 payable for fund shares redeemed, $56,680 other accrued expenses payable and $517,835 due to manager and affiliates as of June 30, 2021.
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund–7

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Statement of Net Assets (continued)
The following futures contracts were outstanding at June 30, 2021:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
1	British Pound	$ 86,281	$ 88,415	9/13/21	$ —	$ (2,134)
1	Euro	148,312	152,496	9/13/21	—	(4,184)
1	Japanese Yen	112,588	114,269	9/13/21	—	(1,681)
					—	(7,999)
Equity Contracts:
7	E-mini MSCI Emerging Markets Index	477,680	479,254	9/17/21	—	(1,574)
10	E-mini Russell 2000 Index	1,153,900	1,161,497	9/17/21	—	(7,597)
120	E-mini S&P 500 Index	25,731,600	25,254,565	9/17/21	477,035	—
10	E-mini S&P MidCap 400 Index	2,692,400	2,725,569	9/17/21	—	(33,169)
4	Euro STOXX 50 Index	192,352	194,889	9/17/21	—	(2,537)
1	FTSE 100 Index	96,561	97,628	9/17/21	—	(1,067)
1	Nikkei 225 Index (OSE)	259,058	261,897	9/9/21	—	(2,839)
					477,035	(48,783)
Total Futures Contracts					$477,035	$(56,782)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2021.

Summary of Abbreviations:
FTSE–Financial Times Stock Exchange
IT–Information Technology
MSCI–Morgan Stanley Capital International
OSE–Osaka Securities Exchange
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund–8

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Statement of Operations
Six Months Ended June 30, 2021 (unaudited)
INVESTMENT INCOME:
Dividends from unaffiliated investments	$ 3,651,631
Foreign taxes withheld	(5,875)
3,645,756
EXPENSES:
Management fees	1,919,599
Distribution fees-Service Class	1,046,505
Shareholder servicing fees	86,982
Accounting and administration expenses	83,844
Professional fees	20,741
Reports and statements to shareholders	10,089
Trustees’ fees and expenses	6,495
Custodian fees	4,280
Pricing fees	2,210
Consulting fees	1,613
Other	5,875
3,188,233
Less:
Management fees waived	(14,997)
Expenses reimbursed	(102,154)
Total operating expenses	3,071,082
NET INVESTMENT INCOME	574,674
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Investments	25,300,336
Foreign currencies	48
Futures contracts	4,473,693
Net realized gain	29,774,077
Net change in unrealized appreciation (depreciation) of:
Investments	53,128,108
Foreign currencies	(490)
Futures contracts	(259,273)
Net change in unrealized appreciation (depreciation)	52,868,345
NET REALIZED AND UNREALIZED GAIN	82,642,422
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$83,217,096
See accompanying notes, which are an integral part of the financial statements.
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/21 (unaudited)	Year Ended 12/31/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 574,674	$ 2,981,791
Net realized gain (loss)	29,774,077	(6,022,352)
Net change in unrealized appreciation (depreciation)	52,868,345	77,396,781
Net increase in net assets resulting from operations	83,217,096	74,356,220
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(75,464)
Service Class	—	(23,396,081)
Return of capital:
Standard Class	—	(30)
Service Class	—	(6,006)
	—	(23,477,581)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	19,225	248,153
Service Class	11,556,368	22,764,658
Reinvestment of dividends and distributions:
Standard Class	—	75,494
Service Class	—	23,402,087
	11,575,593	46,490,392
Cost of shares redeemed:
Standard Class	(91,469)	(262,049)
Service Class	(56,253,727)	(74,713,021)
	(56,345,196)	(74,975,070)
Decrease in net assets derived from capital share transactions	(44,769,603)	(28,484,678)
NET INCREASE IN NET ASSETS	38,447,493	22,393,961
NET ASSETS:
Beginning of period	584,104,020	561,710,059
End of period	$622,551,513	$584,104,020
See accompanying notes, which are an integral part of the financial statements.
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund–9

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund Standard Class
	Six Months Ended 6/30/21[1] (unaudited)	Year Ended
		12/31/20 [2]	12/31/19 [3]	12/31/18	12/31/17	12/31/16 [4]
Net asset value, beginning of period	$ 14.930	$ 13.638	$ 11.851	$ 12.744	$ 10.672	$ 9.913
Income (loss) from investment operations:
Net investment income[5]	0.043	0.121	0.147	0.166	0.136	0.154
Net realized and unrealized gain (loss)	2.194	1.820	2.128	(0.482)	2.110	0.741
Total from investment operations	2.237	1.941	2.275	(0.316)	2.246	0.895
Less dividends and distributions from:
Net investment income	—	(0.123)	(0.196)	(0.155)	(0.174)	(0.136)
Net realized gain	—	(0.526)	(0.292)	(0.422)	—	—
Total dividends and distributions	—	(0.649)	(0.488)	(0.577)	(0.174)	(0.136)
Net asset value, end of period	$ 17.167	$ 14.930	$ 13.638	$ 11.851	$ 12.744	$ 10.672
Total return[6]	14.98%	14.86%	19.38%	(2.80%)	21.04%	9.03%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 1,976	$ 1,786	$ 1,566	$ 81	$ 96	$ 86
Ratio of expenses to average net assets[7]	0.68%	0.68%	0.62%	0.00%	0.00%	0.00%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[7]	0.71%	0.73%	0.73%	0.71%	0.70%	0.71%
Ratio of net investment income to average net assets	0.54%	0.91%	1.14%	1.29%	1.15%	1.50%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.51%	0.86%	1.03%	0.58%	0.45%	0.79%
Portfolio turnover	9%	20%	67%	9%	9%	35%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.
[3]	Effective February 11, 2019, ClearBridge Investments, LLC and QS Investors, LLC were added as sub-advisers to the Fund; each responsible for the day-to-day management of a portion of the Fund's investment portfolio.
[4]	Effective May 1, 2016, SSGA Funds Management, Inc. was responsible for the day-to-day management of the Fund’s volatility management overlay, replacing Lincoln Investment Advisors Corporation.
[5]	The average shares outstanding method has been applied for per share information.
[6]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[7]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invested prior to February 11, 2019.
See accompanying notes, which are an integral part of the financial statements.
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund–10

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund Service Class
	Six Months Ended 6/30/21[1] (unaudited)	Year Ended
		12/31/20 [2]	12/31/19 [3]	12/31/18	12/31/17	12/31/16 [4]
Net asset value, beginning of period	$ 14.900	$ 13.617	$ 11.845	$ 12.739	$ 10.672	$ 9.914
Income (loss) from investment operations:
Net investment income[5]	0.015	0.074	0.100	0.121	0.094	0.119
Net realized and unrealized gain (loss)	2.188	1.811	2.122	(0.479)	2.106	0.739
Total from investment operations	2.203	1.885	2.222	(0.358)	2.200	0.858
Less dividends and distributions from:
Net investment income	—	(0.076)	(0.158)	(0.114)	(0.133)	(0.100)
Net realized gain	—	(0.526)	(0.292)	(0.422)	—	—
Total dividends and distributions	—	(0.602)	(0.450)	(0.536)	(0.133)	(0.100)
Net asset value, end of period	$ 17.103	$ 14.900	$ 13.617	$ 11.845	$ 12.739	$ 10.672
Total return[6]	14.79%	14.45%	18.93%	(3.14%)	20.61%	8.65%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$620,575	$582,318	$560,144	$301,175	$286,880	$232,038
Ratio of expenses to average net assets[7]	1.03%	1.03%	0.97%	0.35%	0.35%	0.35%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[7]	1.06%	1.08%	1.08%	1.06%	1.05%	1.06%
Ratio of net investment income to average net assets	0.19%	0.56%	0.79%	0.94%	0.80%	1.15%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.16%	0.51%	0.68%	0.23%	0.10%	0.44%
Portfolio turnover	9%	20%	67%	9%	9%	35%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.
[3]	Effective February 11, 2019, ClearBridge Investments, LLC and QS Investors, LLC were added as sub-advisers to the Fund; each responsible for the day-to-day management of a portion of the Fund's investment portfolio.
[4]	Effective May 1, 2016, SSGA Funds Management, Inc. was responsible for the day-to-day management of the Fund’s volatility management overlay, replacing Lincoln Investment Advisors Corporation.
[5]	The average shares outstanding method has been applied for per share information.
[6]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[7]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invested prior to February 11, 2019.
See accompanying notes, which are an integral part of the financial statements.
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund–11

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Notes to Financial Statements
June 30, 2021 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 105 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund (formerly LVIP ClearBridge QS Select Large Cap Managed Volatility Fund) (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek capital appreciation.
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2021 and for all open tax years (years ended December 31, 2017-December 31, 2020), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2021, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund–12

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
basis.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.
 The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. Commission rebates are included in “Net realized gain (loss) from investments” on the Statement of Operations and totaled $374 for the six months ended June 30, 2021. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation ("LIAC") is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.64% of the Fund's average daily net assets.   LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.005% of the Fund's average daily net assets.   This agreement will continue at least through April 30, 2022, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LIAC.   The management fee, net of waivers, is calculated daily and paid monthly.
LIAC has contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses exceed 0.675% of the Fund’s average daily net assets for the Standard Class and 1.025% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue through at least April 30, 2022, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.
LIAC retains the right to receive reimbursements of excess amounts waived or paid by LIAC under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LIAC and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2021, LIAC has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2022	2023	Total
LIAC	$ 206,621	$ 248,340	$ 454,961
ClearBridge Investments, LLC ("ClearBridge") and QS Investors, LLC ("QS Investors") are sub-advisers to the Fund with each responsible for the day-to-day management of a portion of the Fund's investment portfolio. For these services, LIAC, not the Fund, pays ClearBridge and QS Investors a fee based on their managed portions of the Fund's average daily net assets.
Schroder Investment Management North America Inc. (“Sub-Adviser”) and Schroder Investment Management North America Limited (“Sub-Sub-Adviser”) are responsible for managing the Fund's volatility management overlay. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets. The Sub-Adviser pays the Sub-Sub-Adviser directly for services performed.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2021, costs for these administrative and legal services were as follows:
Administrative	$17,883
Legal	2,844
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund–13

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $2,207 for the six months ended June 30, 2021.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2021, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LIAC	$ 4,454
Management fees payable to LIAC	323,255
Distribution fees payable to LFD	177,610
Printing and mailing fees payable to Lincoln Life	2,207
Shareholder servicing fees payable to Lincoln Life	14,763
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2021, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$51,143,033
Sales	90,610,608
At June 30, 2021, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2021, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$421,876,113
Aggregate unrealized appreciation of investments and derivatives	$205,714,770
Aggregate unrealized depreciation of investments and derivatives	(5,324,789)
Net unrealized appreciation of investments and derivatives	$200,389,981
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2021.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund–14

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$591,583,827	$—	$—	$591,583,827
Money Market Fund	30,262,014	—	—	30,262,014
Total Investments	$621,845,841	$—	$—	$621,845,841
Derivatives:

Assets:
Futures Contract	$477,035	$—	$—	$477,035
Liabilities:
Futures Contracts	$ (56,782)	$—	$—	$ (56,782)
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/21	12/31/20
Shares sold:
Standard Class	1,165	18,896
Service Class	718,270	1,746,067
Shares reinvested:
Standard Class	—	5,681
Service Class	—	1,780,266
	719,435	3,550,910
Shares redeemed:
Standard Class	(5,659)	(19,826)
Service Class	(3,516,112)	(5,579,208)
	(3,521,771)	(5,599,034)
Net decrease	(2,802,336)	(2,048,124)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $300,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 16, 2022.
The Fund had no amounts outstanding as of June 30, 2021, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund–15

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2021, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool and to hedge currency risks associated with the Fund's investments.
Fair values of derivative instruments as of June 30, 2021 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$477,035	Receivables and other assets net of liabilities	$(48,783)
Futures contracts (Currency contracts)	Receivables and other assets net of liabilities	—	Receivables and other assets net of liabilities	(7,999)
Total		$477,035		$(56,782)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2021 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$4,466,136	$(247,434)
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	7,557	(11,839)
Total		$4,473,693	$(259,273)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2021.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$29,838,020	$—
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund–16

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Notes to Financial Statements (continued)
7. Risk Factors
Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2021. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund–17

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 8-9, 2021, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2020 through December 31, 2020. During the period covered by the report, there was one liquidity event due to an extended Taiwanese foreign holiday in February 2020 that caused the LVIP SSGA Emerging Markets Equity Index Fund to classify its Taiwanese securities as illiquid for one day, which caused the Fund to exceed the 15% limit on illiquid securities on that day. The LVIP SSGA Emerging Markets Equity Index Fund was under the 15% limitation the following business day, and there was no impact on the Fund ability to timely meet redemptions. There were no additional liquidity events that impacted the Fund or its respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund–18

LVIP Delaware Bond Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2021

LVIP Delaware Bond Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Delaware Bond Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2021 to June 30, 2021
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021 to June 30, 2021.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/21	Ending Account Value 6/30/21	Annualized Expense Ratio	Expenses Paid During Period 1/1/21 to 6/30/21*
Actual
Standard Class Shares	$1,000.00	$985.80	0.36%	$1.77
Service Class Shares	1,000.00	984.20	0.71%	3.49
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.00	0.36%	$1.81
Service Class Shares	1,000.00	1,021.30	0.71%	3.56

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Delaware Bond Fund–1

LVIP Delaware Bond Fund
Security Type/Sector Allocation and Credit Quality Ratings (unaudited)
As of June 30, 2021
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Agency Collateralized Mortgage Obligations	2.12%
Agency Commercial Mortgage-Backed Securities	0.47%
Agency Mortgage-Backed Securities	24.19%
Corporate Bonds	27.89%
Aerospace & Defense	0.31%
Agriculture	0.18%
Airlines	0.52%
Auto Manufacturers	0.83%
Auto Parts & Equipment	0.05%
Banks	6.48%
Beverages	0.34%
Biotechnology	0.30%
Building Materials	0.04%
Chemicals	0.52%
Commercial Services	0.31%
Computers	0.13%
Diversified Financial Services	1.56%
Electric	2.40%
Forest Products & Paper	0.42%
Gas	0.21%
Health Care Services	0.06%
Insurance	0.31%
Internet	0.05%
Iron & Steel	0.22%
Machinery Diversified	0.10%
Media	2.45%
Mining	0.43%
Oil & Gas	1.24%
Pharmaceuticals	1.67%
Pipelines	2.51%
Real Estate Investment Trusts	0.60%
Retail	0.13%
Semiconductors	0.93%
Software	0.37%
Telecommunications	2.17%
Trucking & Leasing	0.05%
Loan Agreement	0.16%
Municipal Bonds	0.30%
Non-Agency Asset-Backed Securities	3.21%
Non-Agency Collateralized Mortgage Obligations	0.84%
Non-Agency Commercial Mortgage-Backed Securities	8.89%
Regional Bond	0.83%
Sovereign Bonds	0.14%
Security Type/Sector	Percentage of Net Assets
Supranational Banks	0.54%
U.S. Treasury Obligations	28.00%
Money Market Fund	0.66%
Short-Term Investments	4.86%
Total Investments	103.10%
Liabilities Net of Receivables and Other Assets	(3.10%)
Total Net Assets	100.00%

Credit Quality Ratings (as a % of fixed income investments)#
U.S. Government	53.47%
AAA	10.83%
AA	4.49%
A	7.03%
BBB	17.94%
BB	1.06%
B	0.06%
Non-Rated	0.37%
Short-Term Investments	4.75%
Total	100.00%

#	For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s Rating Services (“S&P”) or Moody’s Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.

LVIP Delaware Bond Fund–2

LVIP Delaware Bond Fund
Statement of Net Assets
June 30, 2021 (unaudited)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–2.12%
•Connecticut Avenue Securities Trust
Series 2018-R07 1M2 2.49% (LIBOR01M + 2.40%) 4/25/31	1,555,453	$ 1,564,321
Series 2019-R01 2M2 2.54% (LIBOR01M + 2.45%) 7/25/31	1,418,938	1,427,378
Series 2019-R02 1M2 2.39% (LIBOR01M + 2.30%) 8/25/31	1,567,618	1,578,213
•Fannie Mae Connecticut Avenue Securities
Series 2017-C04 2M2 2.94% (LIBOR01M + 2.85%) 11/25/29	2,133,820	2,187,111
Series 2018-C02 2M2 2.29% (LIBOR01M + 2.20%) 8/25/30	2,249,809	2,273,421
Series 2018-C03 1M2 2.24% (LIBOR01M + 2.15%) 10/25/30	3,713,472	3,754,296
Series 2018-C05 1M2 2.44% (LIBOR01M + 2.35%) 1/25/31	2,561,669	2,591,053
Fannie Mae REMIC Trust Series 2004-W11 1A2 6.50% 5/25/44	66,227	77,228
Fannie Mae REMICs
Series 2013-44 Z 3.00% 5/25/43	675,728	728,564
Series 2017-40 GZ 3.50% 5/25/47	2,815,089	3,047,726
Series 2017-77 HZ 3.50% 10/25/47	3,201,285	3,294,543
Freddie Mac REMICs Series 4676 KZ 2.50% 7/15/45	2,462,347	2,545,534
•Freddie Mac Stacr Remic Trust
2.27% (SOFR + 2.25%) 8/25/33	37,000,000	37,562,596
Series 2019-HQA4 M2 2.14% (LIBOR01M + 2.05%) 11/25/49	2,228,395	2,235,637
Series 2020-HQA2 M2 3.19% (LIBOR01M + 3.10%) 3/25/50	4,000,000	4,059,762
Series 2021-DNA1 M2 1.82% (SOFR + 1.80%) 1/25/51	37,000,000	37,120,287
Series 2021-HQA2 M2 2.07% (SOFR + 2.05%) 12/25/33	25,500,000	25,574,937
•Freddie Mac STACR REMIC Trust
Series 2020-DNA2 M2 1.94% (LIBOR01M + 1.85%) 2/25/50	3,300,000	3,325,430
Series 2021-DNA3 M2 2.12% (SOFR30A + 2.10%) 10/25/33	12,900,000	13,172,354
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2017-DNA1 M2 3.34% (LIBOR01M + 3.25%) 7/25/29	3,296,353	$ 3,414,074
Series 2017-DNA3 M2 2.59% (LIBOR01M + 2.50%) 3/25/30	1,985,000	2,025,621
Series 2017-HQA2 M2AS 1.14% (LIBOR01M + 1.05%) 12/25/29	2,466,273	2,464,703
Series 2018-HQA1 M2 2.39% (LIBOR01M + 2.30%) 9/25/30	3,948,310	3,999,995
♦Freddie Mac Structured Pass-Through Certificates Series T-58 2A 6.50% 9/25/43	243,768	288,936
GNMA
Series 2013-113 LY 3.00% 5/20/43	1,113,000	1,180,938
Series 2017-163 ZK 3.50% 11/20/47	974,736	1,055,243
Series 2017-34 DY 3.50% 3/20/47	1,191,000	1,274,001
Total Agency Collateralized Mortgage Obligations (Cost $161,272,948)		163,823,902
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.47%
•FREMF Mortgage Trust
Series 2011-K15 B 5.09% 8/25/44	7,798,000	7,794,950
Series 2012-K18 B 4.32% 1/25/45	4,500,000	4,578,035
Series 2012-K22 B 3.81% 8/25/45	7,781,000	8,024,920
Series 2013-K25 C 3.74% 11/25/45	4,000,000	4,131,519
Series 2014-K717 B 3.71% 11/25/47	2,840,000	2,852,869
Series 2014-K717 C 3.71% 11/25/47	1,000,000	1,004,359
Series 2016-K53 B 4.16% 3/25/49	1,950,000	2,141,977
Series 2016-K722 B 3.99% 7/25/49	2,431,000	2,541,920
Series 2017-K71 B 3.88% 11/25/50	2,990,000	3,292,733
Total Agency Commercial Mortgage-Backed Securities (Cost $36,155,523)		36,363,282
AGENCY MORTGAGE-BACKED SECURITIES–24.19%
Fannie Mae S.F. 15 yr
2.00% 3/1/36	40,455,385	41,886,995
LVIP Delaware Bond Fund–3

LVIP Delaware Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 15 yr (continued)
2.50% 8/1/35	2,552,041	$ 2,662,941
Fannie Mae S.F. 20 yr
2.00% 1/1/41	7,789,216	7,951,833
2.00% 3/1/41	19,010,299	19,407,181
2.00% 4/1/41	8,390,199	8,525,467
2.00% 5/1/41	8,331,752	8,474,328
2.50% 8/1/40	5,648,118	5,856,985
3.00% 12/1/37	16,772,520	17,581,986
3.00% 1/1/38	19,719,394	20,619,108
Fannie Mae S.F. 30 yr
2.00% 11/1/50	22,731,544	23,002,137
2.00% 12/1/50	20,705,485	20,947,829
2.00% 1/1/51	35,556,304	35,931,541
2.00% 2/1/51	25,891,883	26,172,448
2.00% 3/1/51	34,430,260	34,792,267
2.00% 5/1/51	7,498,985	7,576,718
2.50% 9/1/50	32,278,401	33,724,230
2.50% 10/1/50	8,847,645	9,177,391
2.50% 11/1/50	70,764,369	73,275,687
2.50% 1/1/51	22,984,618	23,795,234
2.50% 2/1/51	2,757,036	2,854,270
2.50% 5/1/51	13,976,468	14,486,117
3.00% 6/1/45	685,459	733,772
3.00% 4/1/46	3,580,115	3,776,389
3.00% 8/1/46	1,986,480	2,109,523
3.00% 11/1/46	573,756	602,294
3.00% 4/1/47	32,087	33,814
3.00% 10/1/47	107,702	110,541
3.00% 12/1/47	4,053,359	4,250,696
3.00% 2/1/48	32,774,158	34,822,310
3.00% 3/1/48	26,591,572	28,109,793
3.00% 11/1/48	5,041,845	5,300,396
3.00% 11/1/49	2,032,262	2,163,936
3.00% 12/1/49	29,274,033	31,067,327
3.00% 2/1/50	2,262,236	2,302,653
3.00% 6/1/50	11,608,873	12,108,090
3.00% 7/1/50	13,735,250	14,542,912
3.00% 8/1/50	27,703,427	28,942,568
3.00% 9/1/50	10,583,170	11,041,187
3.00% 5/1/51	4,115,843	4,343,821
3.00% 2/1/57	81,386	88,073
3.50% 12/1/47	3,636,216	3,845,976
3.50% 1/1/48	14,913,523	15,775,965
3.50% 2/1/48	23,081,501	24,857,288
3.50% 7/1/48	3,039,776	3,208,986
3.50% 11/1/48	12,941,739	13,649,001
3.50% 1/1/50	19,203,735	20,219,264
3.50% 3/1/50	7,018,165	7,432,142
3.50% 9/1/50	9,278,559	10,136,050
3.50% 6/1/51	27,633,095	29,450,756
4.00% 6/1/48	20,369,135	22,226,650
4.00% 10/1/48	18,362,561	20,100,819
4.00% 1/1/50	6,880,121	7,526,895
4.50% 6/1/40	1,118,635	1,241,856
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
4.50% 7/1/40	1,436,590	$ 1,559,863
4.50% 11/1/40	26,818	29,807
4.50% 1/1/41	10,729	11,844
4.50% 2/1/41	4,095,091	4,519,699
4.50% 8/1/41	3,616,436	4,036,247
4.50% 2/1/44	17,032,536	18,907,731
4.50% 4/1/44	742,004	826,046
4.50% 8/1/44	208	231
4.50% 10/1/45	5,831,754	6,425,545
4.50% 2/1/46	47,596,330	52,679,481
4.50% 5/1/46	17,525,164	19,482,026
4.50% 4/1/48	33,230,012	37,023,159
4.50% 12/1/48	8,174,426	8,770,936
4.50% 1/1/49	24,368,129	26,647,840
4.50% 2/1/49	4,621,101	5,054,904
4.50% 5/1/49	446,692	484,831
4.50% 9/1/49	6,534,768	7,143,745
4.50% 1/1/50	7,941,739	8,633,202
5.00% 7/1/47	7,439,857	8,510,424
5.00% 6/1/48	44,931	49,403
5.50% 5/1/44	83,972,338	97,170,470
6.00% 6/1/41	8,214,346	9,730,366
6.00% 7/1/41	29,943,611	35,502,560
6.00% 1/1/42	6,272,456	7,431,098
Fannie Mae S.F. 30 yr TBA
2.00% 7/1/51	78,629,000	79,390,719
2.50% 7/1/51	184,156,000	190,471,976
Freddie Mac S.F. 15 yr
1.50% 3/1/36	29,288,957	29,715,458
2.00% 12/1/35	30,286,412	31,407,280
Freddie Mac S.F. 20 yr
2.00% 3/1/41	21,288,635	21,733,083
2.00% 4/1/41	19,135,552	19,535,055
Freddie Mac S.F. 30 yr
2.00% 11/1/50	4,324,008	4,379,505
2.00% 12/1/50	27,362,121	27,510,383
2.50% 10/1/50	19,934,861	20,846,282
2.50% 11/1/50	16,488,497	17,103,819
2.50% 2/1/51	10,444,893	10,925,315
2.50% 3/1/51	4,208,001	4,385,930
3.00% 8/1/48	6,926,839	7,345,246
3.00% 12/1/49	4,671,176	4,895,126
3.00% 1/1/50	4,663,160	4,895,718
3.00% 12/1/50	2,718,338	2,894,328
3.50% 2/1/47	17,343,420	18,774,191
3.50% 11/1/48	30,341,369	32,873,885
4.00% 10/1/47	13,906,229	14,904,820
4.50% 3/1/42	2,357,602	2,629,296
4.50% 7/1/45	20,132,341	22,373,291
4.50% 12/1/45	1,183,362	1,315,000
4.50% 12/1/48	31,205,111	33,910,926
4.50% 1/1/49	5,830,737	6,429,272
4.50% 3/1/49	4,941,698	5,351,437
4.50% 4/1/49	10,534,546	11,536,101

LVIP Delaware Bond Fund–4

LVIP Delaware Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
4.50% 8/1/49	13,333,378	$ 14,683,665
5.00% 10/1/48	6,675,298	7,322,252
5.50% 9/1/41	14,577,112	16,914,181
6.00% 5/1/39	171,406	202,359
GNMA I S.F. 30 yr 3.00% 3/15/50	4,378,618	4,555,539
GNMA II S.F. 30 yr
3.00% 8/20/50	6,839,356	7,268,233
3.00% 5/20/51	19,928,759	20,913,873
5.50% 5/20/37	396,632	453,448
Total Agency Mortgage-Backed Securities (Cost $1,843,439,429)		1,865,302,886
CORPORATE BONDS–27.89%
Aerospace & Defense–0.31%
Lockheed Martin 1.85% 6/15/30	3,000,000	3,009,756
Teledyne Technologies
2.25% 4/1/28	10,470,000	10,660,449
2.75% 4/1/31	9,665,000	9,927,381
		23,597,586
Agriculture–0.18%
BAT Capital 2.26% 3/25/28	8,915,000	8,848,126
BAT International Finance 1.67% 3/25/26	5,350,000	5,347,001
		14,195,127
Airlines–0.52%
Delta Air Lines 7.00% 5/1/25	15,715,000	18,339,221
Southwest Airlines
5.13% 6/15/27	12,047,000	14,172,952
5.25% 5/4/25	1,635,000	1,865,493
♦United Airlines Pass Through Trust
3.75% 3/3/28	3,811,972	4,028,682
4.00% 10/11/27	1,549,995	1,634,082
		40,040,430
Auto Manufacturers–0.83%
Ford Motor Credit 2.90% 2/16/28	4,180,000	4,160,187
General Motors
5.00% 10/1/28	4,050,000	4,748,322
5.40% 10/2/23	3,300,000	3,634,393
6.13% 10/1/25	3,300,000	3,906,547
6.60% 4/1/36	4,742,000	6,508,613
General Motors Financial
2.35% 1/8/31	2,795,000	2,757,827
4.35% 4/9/25	16,530,000	18,265,533
5.20% 3/20/23	1,115,000	1,200,613
5.25% 3/1/26	12,791,000	14,769,589
μ5.70% 9/30/30	3,820,000	4,278,400
		64,230,024
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Parts & Equipment–0.05%
Nemak 3.63% 6/28/31	4,140,000	$ 4,163,598
		4,163,598
Banks–6.48%
Banco Nacional de Panama 2.50% 8/11/30	6,390,000	6,188,907
μBanco Santander Mexico 5.95% 10/1/28	4,999,000	5,417,716
μBangkok Bank 3.73% 9/25/34	11,340,000	11,753,570
μBank of America
2.09% 6/14/29	27,215,000	27,435,216
2.68% 6/19/41	27,645,000	26,829,451
μBank of New York Mellon 4.70% 9/20/25	13,010,000	14,197,162
Barclays
μ2.67% 3/10/32	5,920,000	5,952,224
5.20% 5/12/26	6,800,000	7,766,552
BBVA Bancomer 6.75% 9/30/22	15,252,000	16,194,574
BBVA USA 3.88% 4/10/25	6,913,000	7,616,600
μCitigroup 4.00% 12/10/25	2,980,000	3,080,575
μCredit Suisse Group
2.59% 9/11/25	10,630,000	11,059,183
3.87% 1/12/29	3,985,000	4,388,177
4.19% 4/1/31	8,155,000	9,164,822
4.50% 9/3/30	4,585,000	4,550,154
5.25% 2/11/27	4,425,000	4,679,438
7.25% 9/12/25	4,160,000	4,702,880
μDeutsche Bank
3.55% 9/18/31	8,885,000	9,457,794
3.73% 1/14/32	12,485,000	12,705,133
μGoldman Sachs Group 1.54% 9/10/27	37,155,000	37,050,419
μJPMorgan Chase & Co.
2.58% 4/22/32	22,805,000	23,405,677
3.33% 4/22/52	5,860,000	6,257,380
4.02% 12/5/24	22,130,000	23,885,509
4.60% 2/1/25	6,300,000	6,528,690
Morgan Stanley
μ1.59% 5/4/27	4,455,000	4,486,521
μ1.79% 2/13/32	470,000	451,582
μ2.19% 4/28/26	5,945,000	6,172,703
μ3.62% 4/1/31	8,805,000	9,828,619
5.00% 11/24/25	8,756,000	10,094,582
μNatwest Group 8.63% 8/15/21	12,905,000	12,998,174
PNC Bank
2.70% 11/1/22	4,720,000	4,859,992
4.05% 7/26/28	7,075,000	8,182,647
SVB Financial Group
1.80% 2/2/31	4,000,000	3,826,081
μ4.10% 2/15/31	12,940,000	13,125,948
Truist Bank
μ2.64% 9/17/29	21,981,000	23,016,085
3.00% 2/2/23	3,790,000	3,941,730

LVIP Delaware Bond Fund–5

LVIP Delaware Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Truist Bank (continued)
3.30% 5/15/26	7,220,000	$ 7,909,592
Truist Financial
μ1.89% 6/7/29	13,720,000	13,761,566
2.70% 1/27/22	1,645,000	1,665,299
μ4.95% 9/1/25	7,095,000	7,793,858
U.S. Bancorp
1.45% 5/12/25	7,585,000	7,755,276
3.38% 2/5/24	10,550,000	11,298,802
3.60% 9/11/24	11,522,000	12,556,445
3.95% 11/17/25	6,220,000	6,998,031
U.S. Bank 3.40% 7/24/23	4,810,000	5,097,198
UBS 7.63% 8/17/22	12,000,000	12,909,426
μUBS Group 1.36% 1/30/27	2,185,000	2,169,704
UBS Group Funding Switzerland
4.13% 9/24/25	6,980,000	7,787,096
μ7.13% 8/10/21	2,125,000	2,135,625
μWells Fargo & Co. 3.90% 3/15/26	8,190,000	8,479,107
		499,569,492
Beverages–0.34%
Anheuser-Busch InBev Worldwide
3.65% 2/1/26	11,740,000	12,963,128
4.50% 6/1/50	10,660,000	12,973,117
		25,936,245
Biotechnology–0.30%
Biogen 3.15% 5/1/50	3,800,000	3,731,950
Gilead Sciences 4.15% 3/1/47	10,230,000	12,045,707
Regeneron Pharmaceuticals 1.75% 9/15/30	4,315,000	4,088,519
Royalty Pharma 1.75% 9/2/27	3,445,000	3,390,522
		23,256,698
Building Materials–0.04%
Standard Industries 3.38% 1/15/31	3,120,000	2,986,495
		2,986,495
Chemicals–0.52%
GC Treasury Center 4.30% 3/18/51	3,030,000	3,312,310
International Flavors & Fragrances 3.27% 11/15/40	6,865,000	7,046,844
Nutrien 2.95% 5/13/30	15,380,000	16,224,026
OCP
4.50% 10/22/25	10,150,000	10,972,516
6.88% 4/25/44	2,307,000	2,808,297
		40,363,993
Commercial Services–0.31%
Global Payments 2.65% 2/15/25	11,181,000	11,780,654
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Services (continued)
Hutama Karya Persero 3.75% 5/11/30	9,070,000	$ 9,719,020
International Container Terminal Services 4.75% 6/17/30	2,000,000	2,233,313
		23,732,987
Computers–0.13%
International Business Machines 3.00% 5/15/24	9,095,000	9,692,916
		9,692,916
Diversified Financial Services–1.56%
AerCap Ireland Capital
1.75% 1/30/26	3,245,000	3,206,918
3.65% 7/21/27	6,003,000	6,412,901
4.50% 9/15/23	2,295,000	2,460,872
4.63% 10/15/27	3,855,000	4,317,343
6.50% 7/15/25	3,035,000	3,559,791
Air Lease
2.88% 1/15/26	10,120,000	10,632,407
3.00% 2/1/30	9,220,000	9,352,077
3.38% 7/1/25	3,290,000	3,533,894
μAlly Financial 4.70% 5/15/26	6,050,000	6,265,985
Cellnex Finance 3.88% 7/7/41	6,725,000	6,704,556
μCharles Schwab
4.00% 6/1/26	5,965,000	6,218,513
5.38% 6/1/25	14,935,000	16,507,655
DAE Sukuk DIFC 3.75% 2/15/26	4,468,000	4,724,553
Jefferies Group
4.15% 1/23/30	2,335,000	2,614,872
6.45% 6/8/27	1,766,000	2,199,232
6.50% 1/20/43	5,130,000	7,075,600
Nuveen Finance 4.13% 11/1/24	22,109,000	24,380,721
		120,167,890
Electric–2.40%
Adani Electricity Mumbai 3.95% 2/12/30	7,000,000	6,980,539
AEP Texas
3.45% 1/15/50	1,805,000	1,865,870
4.15% 5/1/49	1,530,000	1,794,822
American Transmission Systems 5.25% 1/15/22	7,401,000	7,578,285
Appalachian Power 3.70% 5/1/50	2,410,000	2,652,849
Atlantic City Electric 4.00% 10/15/28	1,695,000	1,928,899
Cleveland Electric Illuminating 5.50% 8/15/24	3,017,000	3,427,145
Comision Federal de Electricidad 4.75% 2/23/27	3,093,000	3,452,561

LVIP Delaware Bond Fund–6

LVIP Delaware Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
μDuke Energy 4.88% 9/16/24	10,460,000	$ 11,113,750
Duke Energy Indiana
2.75% 4/1/50	11,495,000	11,124,793
3.25% 10/1/49	4,095,000	4,325,561
Engie Energia Chile 3.40% 1/28/30	3,450,000	3,536,250
Entergy Arkansas 4.20% 4/1/49	10,450,000	12,683,961
Entergy Louisiana 4.00% 3/15/33	435,000	509,678
Entergy Mississippi 3.85% 6/1/49	975,000	1,120,745
Entergy Texas 3.55% 9/30/49	3,560,000	3,782,493
Evergy Kansas Central 3.45% 4/15/50	5,975,000	6,545,980
Evergy Metro 3.65% 8/15/25	10,103,000	11,091,135
Infraestructura Energetica Nova 3.75% 1/14/28	7,096,000	7,628,200
LG&E & KU Energy 4.38% 10/1/21	7,850,000	7,850,000
Louisville Gas and Electric 4.25% 4/1/49	2,505,000	3,084,084
Pacific Gas and Electric
2.10% 8/1/27	2,420,000	2,350,264
2.50% 2/1/31	3,600,000	3,375,167
3.25% 6/1/31	2,220,000	2,182,980
3.30% 8/1/40	6,097,000	5,506,037
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 4.13% 5/15/27	8,659,000	9,390,686
PG&E 5.25% 7/1/30	4,105,000	4,143,998
μSempra Energy 4.88% 10/15/25	5,160,000	5,598,600
Southern California Edison
3.65% 2/1/50	240,000	240,020
4.00% 4/1/47	3,505,000	3,686,916
4.88% 3/1/49	11,850,000	14,020,704
Southwestern Electric Power 4.10% 9/15/28	17,845,000	20,290,282
Trans-Allegheny Interstate Line 3.85% 6/1/25	1,000	1,081
		184,864,335
Forest Products & Paper–0.42%
Georgia-Pacific
2.10% 4/30/27	2,715,000	2,801,658
2.30% 4/30/30	9,910,000	10,121,904
8.00% 1/15/24	16,242,000	19,234,287
		32,157,849
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Gas–0.21%
Brooklyn Union Gas 3.87% 3/4/29	14,885,000	$ 16,450,681
		16,450,681
Health Care Services–0.06%
HCA 3.50% 9/1/30	4,250,000	4,527,823
		4,527,823
Insurance–0.31%
Brighthouse Financial 5.63% 5/15/30	4,095,000	4,982,540
μMetLife 3.85% 9/15/25	8,690,000	9,135,362
Prudential Financial 3.70% 3/13/51	8,920,000	10,170,114
		24,288,016
Internet–0.05%
Prosus 3.83% 2/8/51	4,305,000	4,006,154
		4,006,154
Iron & Steel–0.22%
Vale Overseas 3.75% 7/8/30	15,765,000	16,784,995
		16,784,995
Machinery Diversified–0.10%
Otis Worldwide
3.11% 2/15/40	6,139,000	6,345,062
3.36% 2/15/50	1,061,000	1,116,721
		7,461,783
Media–2.45%
AMC Networks 4.25% 2/15/29	5,000,000	5,043,750
CCO Holdings 4.25% 2/1/31	4,000,000	4,075,000
Charter Communications Operating
4.40% 12/1/61	17,355,000	18,647,693
4.46% 7/23/22	10,585,000	10,958,532
4.91% 7/23/25	1,815,000	2,056,233
Comcast
3.20% 7/15/36	4,770,000	5,117,641
3.70% 4/15/24	17,910,000	19,420,989
CSC Holdings 4.63% 12/1/30	4,965,000	4,871,211
Discovery Communications
4.00% 9/15/55	17,125,000	18,125,209
4.13% 5/15/29	25,670,000	28,741,142
Sirius XM Radio 5.00% 8/1/27	3,680,000	3,855,720
Time Warner Cable
6.75% 6/15/39	6,015,000	8,373,577
7.30% 7/1/38	14,595,000	21,314,942
Time Warner Entertainment 8.38% 3/15/23	7,690,000	8,689,653
ViacomCBS
4.38% 3/15/43	15,825,000	18,310,428
4.95% 1/15/31	9,475,000	11,420,393
		189,022,113

LVIP Delaware Bond Fund–7

LVIP Delaware Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Mining–0.43%
Minera Mexico 4.50% 1/26/50	5,895,000	$ 6,595,031
Newmont
2.25% 10/1/30	6,280,000	6,262,844
2.80% 10/1/29	19,540,000	20,586,786
		33,444,661
Oil & Gas–1.24%
μBP Capital Markets 4.88% 3/22/30	4,430,000	4,864,140
Chevron 3.90% 11/15/24	7,680,000	8,425,329
Equinor 1.75% 1/22/26	3,255,000	3,351,877
KazMunayGas National 5.75% 4/19/47	4,562,000	5,695,474
Lukoil Securities 3.88% 5/6/30	11,610,000	12,273,628
Marathon Oil 4.40% 7/15/27	23,510,000	26,627,756
Petroleos Mexicanos 6.75% 9/21/47	10,000,000	8,850,000
PTTEP Treasury Center 2.59% 6/10/27	8,712,000	9,022,230
Qatar Petroleum
0.01% 7/12/31	2,800,000	2,770,236
3.30% 7/12/51	2,000,000	2,000,000
Saudi Arabian Oil 4.25% 4/16/39	3,315,000	3,708,086
Tengizchevroil Finance International 2.63% 8/15/25	7,694,000	7,892,598
		95,481,354
Pharmaceuticals–1.67%
AbbVie
2.95% 11/21/26	18,900,000	20,316,486
4.05% 11/21/39	21,570,000	25,051,951
Cigna
•1.07% (LIBOR03M + 0.89%) 7/15/23	4,720,000	4,782,875
2.40% 3/15/30	3,625,000	3,698,126
3.20% 3/15/40	3,440,000	3,570,492
CVS Health
3.75% 4/1/30	4,145,000	4,638,546
4.30% 3/25/28	7,900,000	9,076,363
4.78% 3/25/38	14,703,000	18,088,311
Takeda Pharmaceutical
2.05% 3/31/30	6,495,000	6,443,573
3.03% 7/9/40	4,945,000	4,991,649
3.18% 7/9/50	4,945,000	4,997,626
4.40% 11/26/23	10,240,000	11,116,084
Upjohn
1.65% 6/22/25	1,855,000	1,876,279
2.30% 6/22/27	1,705,000	1,740,366
2.70% 6/22/30	6,075,000	6,142,930
4.00% 6/22/50	2,200,000	2,326,564
		128,858,221
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines–2.51%
Cheniere Corpus Christi Holdings 7.00% 6/30/24	7,625,000	$ 8,734,682
μEnergy Transfer 6.50% 11/15/26	5,820,000	5,933,490
Energy Transfer Operating
5.25% 4/15/29	5,040,000	5,953,095
6.25% 4/15/49	14,545,000	19,086,622
Enterprise Products Operating
3.20% 2/15/52	11,315,000	11,224,933
4.20% 1/31/50	16,177,000	18,658,591
Galaxy Pipeline Assets Bidco 2.63% 3/31/36	9,280,000	9,102,948
Kinder Morgan 3.60% 2/15/51	6,250,000	6,361,387
MPLX
1.75% 3/1/26	3,710,000	3,749,998
4.00% 3/15/28	2,835,000	3,167,139
4.13% 3/1/27	13,170,000	14,716,113
4.70% 4/15/48	3,590,000	4,170,504
5.50% 2/15/49	12,350,000	15,985,079
Oleoducto Central 4.00% 7/14/27	7,321,000	7,553,222
ONEOK 7.50% 9/1/23	8,950,000	10,080,355
Sabine Pass Liquefaction
5.63% 3/1/25	8,760,000	10,012,131
5.75% 5/15/24	13,266,000	14,886,910
Tennessee Gas Pipeline 2.90% 3/1/30	23,537,000	24,418,946
		193,796,145
Real Estate Investment Trusts–0.60%
American Tower 1.88% 10/15/30	17,495,000	16,876,748
Crown Castle International
3.80% 2/15/28	1,695,000	1,883,281
4.30% 2/15/29	13,740,000	15,802,287
CubeSmart 3.00% 2/15/30	11,086,000	11,613,709
		46,176,025
Retail–0.13%
Lowe's Companies
3.00% 10/15/50	7,575,000	7,468,399
4.05% 5/3/47	2,250,000	2,590,721
		10,059,120
Semiconductors–0.93%
Broadcom
3.15% 11/15/25	2,883,000	3,089,943
3.42% 4/15/33	9,507,000	9,983,912
3.47% 4/15/34	8,817,000	9,326,222
Microchip Technology 4.33% 6/1/23	7,095,000	7,566,123
NXP
3.25% 5/11/41	8,930,000	9,181,555
4.88% 3/1/24	17,490,000	19,253,026

LVIP Delaware Bond Fund–8

LVIP Delaware Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Semiconductors (continued)
NXP (continued)
5.55% 12/1/28	2,145,000	$ 2,634,088
SK Hynix
1.50% 1/19/26	3,637,000	3,587,610
2.38% 1/19/31	7,615,000	7,414,958
		72,037,437
Software–0.37%
Broadridge Financial Solutions 2.60% 5/1/31	13,468,000	13,713,696
Oracle
2.88% 3/25/31	7,180,000	7,467,763
3.65% 3/25/41	6,720,000	7,125,597
		28,307,056
Telecommunications–2.17%
AT&T
3.10% 2/1/43	7,441,000	7,291,067
3.50% 6/1/41	13,124,000	13,632,773
3.50% 9/15/53	7,210,000	7,243,675
Sprint Spectrum 4.74% 3/20/25	4,406,250	4,727,289
T-Mobile USA
2.55% 2/15/31	7,125,000	7,204,800
3.00% 2/15/41	14,735,000	14,553,317
3.50% 4/15/25	4,490,000	4,866,464
3.75% 4/15/27	8,750,000	9,668,750
Verizon Communications
2.10% 3/22/28	2,815,000	2,873,877
2.55% 3/21/31	5,500,000	5,621,688
3.40% 3/22/41	4,740,000	5,014,175
3.55% 3/22/51	5,130,000	5,480,721
4.50% 8/10/33	30,790,000	36,793,066
4.52% 9/15/48	8,005,000	9,902,681
Vodafone Group
4.25% 9/17/50	3,475,000	4,058,819
4.88% 6/19/49	22,435,000	28,296,243
		167,229,405
Trucking & Leasing–0.05%
DAE Funding 1.55% 8/1/24	4,100,000	4,091,677
		4,091,677
Total Corporate Bonds (Cost $2,033,260,377)		2,150,978,331
LOAN AGREEMENT–0.16%
•Applied Systems 6.50% (LIBOR03M + 5.50%) 9/19/25	12,000,000	12,138,000
Total Loan Agreement (Cost $12,000,000)		12,138,000
	Principal Amount°	Value (U.S. $)
MUNICIPAL BONDS–0.30%
Los Angeles, California Department of Water & Power System Revenue Taxable Build America Bonds 6.57% 7/1/45	6,965,000	$ 11,280,011
Metropolitan Transportation Authority, New York Revenue Taxable Build America Bonds 6.81% 11/15/40	1,725,000	2,528,375
South Carolina Public Service Authority Series D 4.77% 12/1/45	1,368,000	1,717,034
State of Oregon 5.89% 6/1/27	1,485,000	1,794,594
University of Missouri (Curators University) Taxable Build America Bonds 5.79% 11/1/41	4,070,000	5,989,331
Total Municipal Bonds (Cost $15,780,830)		23,309,345
NON-AGENCY ASSET-BACKED SECURITIES–3.21%
American Tower Trust Series 13 2A 3.07% 3/15/48	5,831,000	5,858,956
•Apex Credit CLO Series 2018-1A A2 1.21% (LIBOR03M + 1.03%) 4/25/31	7,000,000	6,956,873
•Black Diamond CLO Series 2017-2A A2 1.49% (LIBOR03M + 1.30%) 1/20/32	3,000,000	2,970,123
•Catamaran CLO Series 2014-1A A1BR 1.57% (LIBOR03M + 1.39%) 4/22/30	11,150,000	11,096,870
φCiticorp Residential Mortgage Trust Series 2006-3 A5 5.07% 11/25/36	2,760,994	2,828,505
•Crestline Denali CLO XV Series 2017-1A A 1.49% (LIBOR03M + 1.30%) 4/20/30	12,000,000	12,000,768
•CVP CLO Series 2017-2A A 1.38% (LIBOR03M + 1.19%) 1/20/31	6,300,000	6,300,057
DataBank Issuer Series 2021-1A A2 2.06% 2/27/51	8,500,000	8,610,471
Diamond Infrastructure Funding Series 2021-1A A 1.76% 4/15/49	26,305,000	26,174,825
Dominos Pizza 2.66% 4/25/51	39,000,000	40,352,910
Ford Credit Auto Lease Trust
Series 2020-A A2 1.80% 7/15/22	587,620	587,949

LVIP Delaware Bond Fund–9

LVIP Delaware Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Ford Credit Auto Lease Trust (continued)
Series 2021-A B 0.47% 5/15/24	6,700,000	$ 6,698,147
Ford Credit Auto Owner Trust
Series 2020-A A2 1.03% 10/15/22	1,247,919	1,249,119
Series 2021-A B 0.70% 10/15/26	1,420,000	1,411,781
Ford Credit Floorplan Master Owner Trust Series 2020-2 A 1.06% 9/15/27	5,372,000	5,375,837
GM Financial Leasing Trust Series 2021-1 B 0.54% 2/20/25	2,230,000	2,227,986
Hardee's Funding Series 2018-1A A2II 4.96% 6/20/48	2,674,375	2,835,720
HOA Funding Series 2014-1A A2 4.85% 8/20/44	3,278,350	3,259,565
Hyundai Auto Lease Securitization Trust Series 2020-A A2 1.90% 5/16/22	778,077	778,602
Hyundai Auto Receivables Trust Series 2020-C A2 0.26% 9/15/23	6,307,258	6,310,386
•Mariner CLO Series 2018-5A A 1.29% (LIBOR03M + 1.11%) 4/25/31	4,000,000	3,999,996
Mercedes-Benz Auto Lease Trust Series 2020-A A2 1.82% 3/15/22	101,141	101,213
Mercedes-Benz Master Owner Trust Series 2019-BA A 2.61% 5/15/24	2,900,000	2,960,006
•Midocean Credit CLO Series 2018-9A A1 1.34% (LIBOR03M + 1.15%) 7/20/31	7,000,000	7,000,735
Nissan Auto Lease Trust Series 2020-A A2A 1.80% 5/16/22	522,129	522,708
•Oaktree CLO 1.30% (LIBOR03M + 1.12%) 4/15/31	5,582,715	5,582,821
•Octagon Investment Partners 51 Series 2021-1A A 1.33% (LIBOR03M + 1.15%) 7/20/34	11,000,000	11,006,710
PFS Financing
Series 2020-G A 0.97% 2/15/26	7,000,000	7,047,707
Series 2021-A A 0.71% 4/15/26	9,200,000	9,192,664
•Steele Creek CLO Series 2017-1A A 1.43% (LIBOR03M + 1.25%) 10/15/30	5,500,000	5,486,036
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Tesla Auto Lease Trust Series 2021-A A2 0.36% 3/20/25	2,000,000	$ 2,001,055
•TICP CLO IX Series 2017-9A A 1.33% (LIBOR03M + 1.14%) 1/20/31	9,600,000	9,601,958
•Towd Point Mortgage Trust
Series 2015-5 A1B 2.75% 5/25/55	73,759	73,754
Series 2015-6 A1B 2.75% 4/25/55	489,970	491,933
Series 2016-1 A1B 2.75% 2/25/55	173,790	174,075
Series 2016-2 A1 3.00% 8/25/55	453,572	458,010
Series 2016-3 A1 2.25% 4/25/56	430,336	431,905
Series 2017-1 A1 2.75% 10/25/56	746,849	758,278
Series 2017-2 A1 2.75% 4/25/57	390,435	395,874
Series 2018-1 A1 3.00% 1/25/58	1,806,811	1,854,568
•Venture 34 CLO Series 2018-34A A 1.41% (LIBOR03M + 1.23%) 10/15/31	7,500,000	7,500,105
•Venture 42 CLO Series 2021-42A A1A 1.31% (LIBOR03M + 1.13%) 4/15/34	15,000,000	15,002,535
Volkswagen Auto Lease Trust Series 2020-A A4 0.45% 7/21/25	2,250,000	2,251,289
Total Non-Agency Asset-Backed Securities (Cost $246,066,515)		247,781,385
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.84%
•Agate Bay Mortgage Trust
Series 2015-1 B1 3.75% 1/25/45	1,814,527	1,843,600
Series 2015-1 B2 3.75% 1/25/45	1,025,321	1,040,025
•JP Morgan Mortgage Trust
Series 2017-1 B3 3.50% 1/25/47	4,513,443	4,633,094
Series 2020-2 A3 3.50% 7/25/50	1,169,345	1,192,944
Series 2020-7 A3 3.00% 1/25/51	4,039,565	4,122,197
Series 2021-1 A3 2.50% 6/25/51	5,179,680	5,273,562
•JPMorgan Mortgage Trust
Series 2014-2 B1 3.42% 6/25/29	980,522	1,025,102

LVIP Delaware Bond Fund–10

LVIP Delaware Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•JPMorgan Mortgage Trust (continued)
Series 2014-2 B2 3.42% 6/25/29	365,313	$ 378,796
Series 2015-1 B2 2.12% 12/25/44	3,098,578	3,141,855
Series 2015-4 B1 3.59% 6/25/45	2,200,780	2,281,314
Series 2015-4 B2 3.59% 6/25/45	1,576,092	1,625,872
Series 2015-5 B2 2.46% 5/25/45	2,768,022	2,799,544
Series 2015-6 B1 3.53% 10/25/45	1,743,430	1,799,339
Series 2015-6 B2 3.53% 10/25/45	1,477,175	1,518,392
Series 2015-6 B3 3.53% 10/25/45	2,658,868	2,723,323
Series 2016-4 B1 3.83% 10/25/46	1,337,739	1,403,520
Series 2016-4 B2 3.83% 10/25/46	2,447,585	2,553,005
Series 2017-2 A3 3.50% 5/25/47	618,529	631,025
•Morgan Stanley Residential Mortgage Loan Trust
Series 2020-1 A2A 2.50% 12/25/50	6,427,728	6,524,144
Series 2021-1 A2 2.50% 3/25/51	4,359,303	4,432,867
•New Residential Mortgage Loan Trust Series 2018-RPL1 A1 3.50% 12/25/57	1,336,511	1,386,883
•RCKT Mortgage Trust Series 2021-1 A1 2.50% 3/25/51	4,563,918	4,640,934
•Sequoia Mortgage Trust
Series 2013-4 B2 3.47% 4/25/43	852,560	866,413
Series 2015-1 B2 3.89% 1/25/45	1,218,700	1,228,993
Series 2019-CH1 A1 4.50% 3/25/49	482,134	489,318
•Sequoia Mortgage Trust Series 2020-4 A2 2.50% 11/25/50	4,111,149	4,198,716
•Wells Fargo Commercial Mortgage Trust Series 2020-1 A1 3.00% 12/25/49	1,229,939	1,250,179
Total Non-Agency Collateralized Mortgage Obligations (Cost $63,937,453)		65,004,956
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–8.89%
BANK
Series 2017-BNK5 A5 3.39% 6/15/60	4,486,482	4,938,395
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BANK (continued)
•Series 2017-BNK5 B 3.90% 6/15/60	4,085,000	$ 4,476,404
Series 2017-BNK7 A5 3.44% 9/15/60	21,805,000	24,122,470
Series 2019-BN20 A3 3.01% 9/15/62	6,659,000	7,200,874
Series 2019-BN21 A5 2.85% 10/17/52	12,550,000	13,420,488
Series 2020-BN25 A5 2.65% 1/15/63	35,000,000	36,893,217
BBCMS Mortgage Trust Series 2020-C7 A5 2.04% 4/15/53	33,000,000	33,200,749
Benchmark Mortgage Trust
•Series 2018-B1 A5 3.67% 1/15/51	1,220,000	1,361,746
Series 2020-B17 A5 2.29% 3/15/53	21,500,000	22,046,160
Series 2020-B20 A5 2.03% 10/15/53	22,100,000	22,137,605
Series 2020-B21 A5 1.98% 12/17/53	9,950,000	9,926,240
Series 2020-B22 A5 1.97% 1/15/54	8,500,000	8,472,574
Series 2021-B24 A5 2.58% 3/15/54	6,634,000	6,949,579
Cantor Commercial Real Estate Lending
Series 2019-CF1 A5 3.79% 5/15/52	16,282,000	18,384,040
Series 2019-CF2 A5 2.87% 11/15/52	5,950,000	6,354,713
Series 2019-CF3 A4 3.01% 1/15/53	13,150,000	14,142,849
CD Mortgage Trust
Series 2016-CD2 A3 3.25% 11/10/49	10,185,000	10,794,291
•Series 2017-CD6 B 3.91% 11/13/50	2,760,000	2,957,374
Series 2019-CD8 A4 2.91% 8/15/57	16,075,000	17,174,364
CFCRE Commercial Mortgage Trust
•Series 2011-C2 C 5.97% 12/15/47	4,875,000	4,914,761
Series 2016-C7 A3 3.84% 12/10/54	7,090,000	7,873,367
Citigroup Commercial Mortgage Trust
Series 2014-GC25 A4 3.64% 10/10/47	4,941,000	5,338,776
Series 2015-GC27 A5 3.14% 2/10/48	7,120,000	7,594,794
Series 2016-P3 A4 3.33% 4/15/49	7,897,000	8,543,413
Series 2017-C4 A4 3.47% 10/12/50	18,940,000	20,853,879

LVIP Delaware Bond Fund–11

LVIP Delaware Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Citigroup Commercial Mortgage Trust (continued)
Series 2019-C7 A4 3.10% 12/15/72	3,000,000	$ 3,268,469
Series 2020-555 A 2.65% 12/10/41	5,300,000	5,458,988
COMM Mortgage Trust
Series 2013-CR6 AM 3.15% 3/10/46	6,875,000	7,070,753
Series 2013-WWP A2 3.42% 3/10/31	2,235,000	2,329,170
Series 2014-CR19 A5 3.80% 8/10/47	3,947,000	4,273,310
Series 2014-CR20 AM 3.94% 11/10/47	11,135,000	11,999,162
Series 2015-3BP A 3.18% 2/10/35	22,346,000	23,844,154
Series 2015-CR23 A4 3.50% 5/10/48	3,327,000	3,611,401
♦Commercial Mortgage Pass Through Certificates Series 2016-CR28 A4 3.76% 2/10/49	8,148,000	8,978,922
DB-JPM Mortgage Trust
Series 2016-C1 A4 3.28% 5/10/49	4,585,000	4,939,367
Series 2020-C9 A5 1.93% 9/15/53	11,250,000	11,201,727
Series 2020-C9 B 2.57% 9/15/53	3,250,000	3,293,077
Grace Trust Series 2020-GRCE A 2.35% 12/10/40	7,800,000	8,014,267
GS Mortgage Securities Trust
Series 2015-GC32 A4 3.76% 7/10/48	5,118,000	5,621,124
Series 2017-GS6 A3 3.43% 5/10/50	14,900,000	16,389,313
•Series 2018-GS9 A4 3.99% 3/10/51	3,480,000	3,948,787
•Series 2018-GS9 B 4.32% 3/10/51	2,875,000	3,241,415
Series 2019-GC39 A4 3.57% 5/10/52	2,200,000	2,465,747
Series 2019-GC42 A4 3.00% 9/1/52	10,000,000	10,817,470
Series 2020-GC47 A5 2.38% 5/12/53	14,250,000	14,702,466
JPM-BB Commercial Mortgage Securities Trust
Series 2015-C31 A3 3.80% 8/15/48	13,100,000	14,303,532
Series 2015-C33 A4 3.77% 12/15/48	18,043,000	19,899,906
JPM-DB Commercial Mortgage Securities Trust
Series 2016-C2 A4 3.14% 6/15/49	11,776,000	12,610,009
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPM-DB Commercial Mortgage Securities Trust (continued)
Series 2016-C4 A3 3.14% 12/15/49	7,150,000	$ 7,747,300
Series 2017-C7 A5 3.41% 10/15/50	4,220,000	4,648,691
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-LC11 B 3.50% 4/15/46	8,529,000	8,689,378
Series 2015-JP1 A5 3.91% 1/15/49	8,627,000	9,563,074
Series 2016-JP2 A4 2.82% 8/15/49	10,654,000	11,289,444
Series 2016-WIKI A 2.80% 10/5/31	4,525,000	4,524,968
Series 2016-WIKI B 3.20% 10/5/31	4,395,000	4,393,972
•LB-UBS Commercial Mortgage Trust Series 2006-C6 AJ 5.45% 9/15/39	2,514,785	1,371,965
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17 A5 3.74% 8/15/47	4,533,000	4,871,786
Series 2015-C23 A4 3.72% 7/15/50	17,967,000	19,691,823
Series 2015-C26 A5 3.53% 10/15/48	5,698,000	6,194,275
Series 2016-C29 A4 3.33% 5/15/49	4,910,000	5,289,681
Morgan Stanley Capital I Trust
•Series 2006-HQ10 B 5.45% 11/12/41	1,247,758	1,212,179
Series 2019-L3 A4 3.13% 11/15/52	6,400,000	6,957,597
UBS Commercial Mortgage Trust Series 2012-C1 A3 3.40% 5/10/45	4,080,501	4,112,358
•UBS-Barclays Commercial Mortgage Trust Series 2013-C5 B 3.65% 3/10/46	3,300,000	3,365,843
Wells Fargo Commercial Mortgage Trust
Series 2014-LC18 A5 3.41% 12/15/47	5,756,058	6,200,329
Series 2015-NXS3 A4 3.62% 9/15/57	3,185,000	3,487,784
Series 2016-BNK1 A3 2.65% 8/15/49	7,895,000	8,361,724
Series 2017-C38 A5 3.45% 7/15/50	5,730,000	6,320,768
Series 2019-C54 A4 3.15% 12/15/52	18,000,000	19,622,365
Series 2020-C58 A4 2.09% 7/15/53	3,275,000	3,290,597

LVIP Delaware Bond Fund–12

LVIP Delaware Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
WF -RBS Commercial Mortgage Trust Series 2012-C10 A3 2.88% 12/15/45	11,490,000	$ 11,775,658
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $671,403,983)		685,339,217
ΔREGIONAL BOND–0.83%
Canada—0.83%
Province of Alberta Canada 1.88% 11/13/24	61,220,000	63,625,762
		63,625,762
Total Regional Bond (Cost $61,112,837)		63,625,762
ΔSOVEREIGN BONDS–0.14%
Bermuda—0.05%
Bermuda Government International Bond 2.38% 8/20/30	4,000,000	3,990,000
		3,990,000
Panama—0.09%
Panama Government International Bond 3.75% 3/16/25	6,011,000	6,527,285
		6,527,285
Total Sovereign Bonds (Cost $10,449,978)		10,517,285
SUPRANATIONAL BANKS–0.54%
Banque Ouest Africaine de Developpement
4.70% 10/22/31	7,075,000	7,646,660
5.00% 7/27/27	2,903,000	3,229,506
Central American Bank for Economic Integration 2.00% 5/6/25	30,000,000	30,969,900
Total Supranational Banks (Cost $39,933,884)		41,846,066
U.S. TREASURY OBLIGATIONS–28.00%
U.S. Treasury Bonds
1.88% 2/15/41	55,455,000	54,285,246
1.88% 2/15/51	20,785,000	19,836,684
2.25% 5/15/41	11,560,000	12,027,819
2.25% 8/15/46	40,115,000	41,478,284
4.38% 2/15/38	25,550,000	35,170,174
U.S. Treasury Inflation Indexed Bonds 0.13% 7/15/30	69,746,274	76,935,226
U.S. Treasury Notes
0.13% 6/30/23	323,695,000	322,923,696
0.25% 6/15/24	322,200,000	320,236,594
0.88% 6/30/26	663,375,000	663,064,043
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
1.25% 6/30/28	284,580,000	$ 285,024,656
1.63% 9/30/26	85,565,000	88,650,020
1.63% 5/15/31	176,535,000	179,238,192
^U.S. Treasury Strip Principal 0.00% 5/15/44	97,675,000	60,336,417
Total U.S. Treasury Obligations (Cost $2,149,449,949)		2,159,207,051

	Number of Shares
MONEY MARKET FUND–0.66%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.03%)	51,008,401	51,008,401
Total Money Market Fund (Cost $51,008,401)		51,008,401

	Principal Amount°
SHORT-TERM INVESTMENTS—4.86%
Discounted Commercial Paper–4.86%
≠Abn Amro Funding USA
0.13% 7/6/21	10,000,000	9,999,819
≠Alianz Finance Corp
0.08% 7/26/21	10,000,000	9,999,444
≠APPLE INC
0.04% 7/1/21	10,000,000	10,000,000
≠Barclays Bank
0.07% 7/2/21	15,000,000	14,999,971
0.10% 7/26/21	2,000,000	1,999,861
0.10% 9/3/21	1,900,000	1,899,674
0.15% 7/16/21	10,000,000	9,999,375
≠BPCE
0.07% 7/1/21	2,000,000	2,000,000
0.10% 9/1/21	1,400,000	1,399,728
≠Caisse des depots
0.05% 7/14/21	5,138,000	5,137,907
0.07% 7/16/21	29,233,000	29,232,147
≠Colgate-Palmolive
0.04% 7/1/21	5,240,000	5,240,000
≠DNB
0.06% 7/8/21	3,000,000	2,999,965
0.06% 7/12/21	10,000,000	9,999,817
0.08% 7/12/21	8,000,000	7,999,805
0.10% 9/3/21	2,500,000	2,499,684
0.13% 7/7/21	10,000,000	9,999,783
0.13% 7/12/21	8,000,000	7,999,695
0.13% 7/20/21	2,000,000	1,999,863
≠Goldman Sachs International
0.08% 7/7/21	2,700,000	2,699,964
0.13% 8/9/21	10,000,000	9,998,592

LVIP Delaware Bond Fund–13

LVIP Delaware Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
SHORT-TERM INVESTMENTS (continued)
Discounted Commercial Paper (continued)
≠Goldman Sachs International (continued)
0.13% 8/16/21	10,000,000	$ 9,998,339
0.15% 8/23/21	15,000,000	14,996,688
≠HSBC BANK
0.10% 8/3/21	1,750,000	1,749,840
≠John Deere
0.06% 7/21/21	5,000,000	4,999,833
≠Kimberly-Clark
0.05% 7/7/21	5,000,000	4,999,958
≠Lloyds Bank
0.10% 8/23/21	6,600,000	6,599,077
≠Lloyds Bank Corporate
0.06% 7/2/21	7,600,000	7,599,987
0.06% 7/12/21	3,500,000	3,499,936
0.09% 8/19/21	1,500,000	1,499,816
0.10% 8/13/21	1,500,000	1,499,821
0.10% 8/20/21	12,600,000	12,598,250
≠National Australia Bank
0.11% 7/27/21	10,000,000	9,999,206
≠National Bank of Canada
0.05% 7/1/21	1,175,000	1,175,000
0.06% 7/7/21	1,000,000	999,990
0.10% 7/20/21	10,000,000	9,999,472
0.10% 7/23/21	1,460,000	1,459,911
0.13% 7/7/21	2,725,000	2,724,941
0.14% 7/1/21	13,825,000	13,825,000
≠Natixis
0.14% 7/7/21	10,000,000	9,999,767
	Principal Amount°	Value (U.S. $)
SHORT-TERM INVESTMENTS (continued)
Discounted Commercial Paper (continued)
≠Nordea Bank
0.12% 7/26/21	5,300,000	$ 5,299,558
≠Province of Alberta
0.05% 7/9/21	5,000,000	4,999,944
≠Schwab Charles
0.13% 7/8/21	10,000,000	9,999,747
≠Skandinaviska Enskilda Banken
0.05% 7/1/21	3,500,000	3,500,000
0.07% 7/8/21	4,000,000	3,999,946
0.08% 8/2/21	2,000,000	1,999,858
0.14% 7/27/21	5,000,000	4,999,494
≠Societe Generale
0.05% 7/2/21	8,200,000	8,199,989
0.06% 7/2/21	5,485,000	5,484,991
0.07% 7/23/21	10,000,000	9,999,572
0.11% 8/24/21	10,000,000	9,998,425
0.11% 9/24/21	1,000,000	999,768
≠Toronto-Dominion Bank
0.07% 7/29/21	20,000,000	19,998,911
≠Westpac Banking
0.08% 7/15/21	3,375,000	3,374,895
0.10% 7/15/21	2,500,000	2,499,903
0.15% 7/15/21	1,400,000	1,399,918
Total Short-Term Investments (Cost $375,084,707)		375,084,845

TOTAL INVESTMENTS–103.10% (Cost $7,770,356,814)	7,951,330,714

★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(3.10%)	(239,313,208)
NET ASSETS APPLICABLE TO 543,814,409 SHARES OUTSTANDING–100.00%	$7,712,017,506
NET ASSET VALUE PER SHARE–LVIP DELAWARE BOND FUND STANDARD CLASS ($2,919,239,441 / 205,577,689 Shares)	$14.200
NET ASSET VALUE PER SHARE–LVIP DELAWARE BOND FUND SERVICE CLASS ($4,792,778,065 / 338,236,720 Shares)	$14.170
COMPONENTS OF NET ASSETS AT JUNE 30, 2021:
Shares of beneficial interest (unlimited authorization–no par)	$7,408,260,465
Distributable earnings/(accumulated loss)	303,757,041
TOTAL NET ASSETS	$7,712,017,506

° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
LVIP Delaware Bond Fund–14

LVIP Delaware Bond Fund
Statement of Net Assets (continued)
♦ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2021. Rate will reset at a future date.
φ Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at June 30, 2021.
Δ Securities have been classified by country of origin.
^ Zero coupon security. The rate shown is the yield at the time of purchase.
≠ The rate shown is the effective yield at the time of purchase.

★ Includes $1,443,000 cash collateral held at broker for futures contracts, $305,757,122 payable for securities purchased, $806,392 payable for fund shares redeemed, $99,900 cash collateral due to brokers for TBAs, $289,584 other accrued expenses payable, $3,518,722 due to manager and affiliates and $253,002 variation margin due to broker on futures contracts as of June 30, 2021.

The following futures contracts were outstanding at June 30, 2021:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Interest Rate Contracts:
(620)	U.S. Treasury 10 yr Ultra Notes	$ (91,265,937)	$ (89,666,086)	9/21/21	$ —	$(1,599,851)
481	U.S. Treasury 2 yr Notes	105,974,070	106,144,609	9/30/21	—	(170,539)
55	U.S. Treasury Long Bonds	8,841,250	8,586,768	9/21/21	254,482	—
Total Futures Contracts					$254,482	$(1,770,390)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2021.

Summary of Abbreviations:
BB–Barclays Bank
CLO–Collateralized Loan Obligation
DB–Deutsche Bank
FREMF–Freddie Mac Multifamily
GNMA–Government National Mortgage Association
GS–Goldman Sachs
HSBC–Hong Kong and Shanghai Banking Corporation
JPM–JPMorgan
JPM-BB–JPMorgan Barclays Bank
JPM-DB–JPMorgan Deutsche Bank
LB–Lehman Brothers
LIBOR01M–Intercontinental Exchange London Interbank Offered Rate USD 1 Month
LIBOR03M–Intercontinental Exchange London Interbank Offered Rate USD 3 Month
RBS–Royal Bank of Scotland
REMICs–Real Estate Mortgage Investment Conduits
S.F.–Single Family
SOFR–Secured Overnight Financing Rate
SOFR30A–Secured Overnight Financing Rate 30 Days Average
TBA–To be announced
WF–Wells Fargo
yr–Year
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware Bond Fund–15

LVIP Delaware Bond Fund
Statement of Operations
Six Months Ended June 30, 2021 (unaudited)
INVESTMENT INCOME:
Interest	$ 75,399,581
Foreign taxes refunded	8,753
75,408,334
EXPENSES:
Management fees	11,420,752
Distribution fees-Service Class	8,040,212
Shareholder servicing fees	1,077,162
Accounting and administration expenses	627,017
Professional fees	93,556
Trustees’ fees and expenses	81,430
Reports and statements to shareholders	72,399
Pricing fees	30,602
Custodian fees	28,419
Consulting fees	3,294
Other	54,869
Total operating expenses	21,529,712
NET INVESTMENT INCOME	53,878,622
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss from:
Investments	(10,056,748)
Futures contracts	(947,276)
Net realized loss	(11,004,024)
Net change in unrealized appreciation (depreciation) of:
Investments	(152,401,338)
Futures contracts	(1,673,158)
Net change in unrealized appreciation (depreciation)	(154,074,496)
NET REALIZED AND UNREALIZED LOSS	(165,078,520)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(111,199,898)
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware Bond Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/21 (unaudited)	Year Ended 12/31/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 53,878,622	$ 127,298,381
Net realized gain (loss)	(11,004,024)	251,430,426
Net change in unrealized appreciation (depreciation)	(154,074,496)	211,791,982
Net increase (decrease) in net assets resulting from operations	(111,199,898)	590,520,789
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(121,174,238)
Service Class	—	(177,172,039)
	—	(298,346,277)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	335,449,291	917,822,450
Service Class	461,789,715	648,677,863
Reinvestment of dividends and distributions:
Standard Class	—	121,174,238
Service Class	—	177,172,039
	797,239,006	1,864,846,590
Cost of shares redeemed:
Standard Class	(192,870,324)	(924,935,892)
Service Class	(116,163,625)	(577,124,323)
	(309,033,949)	(1,502,060,215)
Increase in net assets derived from capital share transactions	488,205,057	362,786,375
NET INCREASE IN NET ASSETS	377,005,159	654,960,887
NET ASSETS:
Beginning of period	7,335,012,347	6,680,051,460
End of period	$7,712,017,506	$ 7,335,012,347
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware Bond Fund–16

LVIP Delaware Bond Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
		LVIP Delaware Bond Fund Standard Class
	Six Months Ended 6/30/21[1] (unaudited)	Year Ended
		12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$ 14.404	$ 13.701	$ 13.057	$ 13.607	$ 13.417	$ 13.590
Income (loss) from investment operations:
Net investment income[2]	0.117	0.303	0.390	0.402	0.340	0.308
Net realized and unrealized gain (loss)	(0.321)	1.047	0.809	(0.518)	0.247	0.061
Total from investment operations	(0.204)	1.350	1.199	(0.116)	0.587	0.369
Less dividends and distributions from:
Net investment income	—	(0.344)	(0.366)	(0.434)	(0.397)	(0.386)
Net realized gain	—	(0.303)	(0.126)	—	—	(0.156)
Return of capital	—	—	(0.063)	—	—	—
Total dividends and distributions	—	(0.647)	(0.555)	(0.434)	(0.397)	(0.542)
Net asset value, end of period	$ 14.200	$ 14.404	$ 13.701	$ 13.057	$ 13.607	$ 13.417
Total return[3]	(1.42%)	9.87%	9.21%	(0.83%)	4.37%	2.72%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,919,239	$2,816,560	$2,604,021	$2,393,635	$2,762,644	$3,324,029
Ratio of expenses to average net assets	0.36%	0.37%	0.37%	0.38%	0.37%	0.35%
Ratio of net investment income to average net assets	1.67%	2.09%	2.84%	3.00%	2.48%	2.20%
Portfolio turnover	165%	163%	164%	153%	179%	285%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware Bond Fund–17

LVIP Delaware Bond Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
		LVIP Delaware Bond Fund Service Class
	Six Months Ended 6/30/21[1] (unaudited)	Year Ended
		12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$ 14.398	$ 13.699	$ 13.056	$ 13.606	$ 13.417	$ 13.589
Income (loss) from investment operations:
Net investment income[2]	0.092	0.252	0.341	0.354	0.292	0.259
Net realized and unrealized gain (loss)	(0.320)	1.044	0.810	(0.517)	0.246	0.062
Total from investment operations	(0.228)	1.296	1.151	(0.163)	0.538	0.321
Less dividends and distributions from:
Net investment income	—	(0.294)	(0.326)	(0.387)	(0.349)	(0.337)
Net realized gain	—	(0.303)	(0.126)	—	—	(0.156)
Return of capital	—	—	(0.056)	—	—	—
Total dividends and distributions	—	(0.597)	(0.508)	(0.387)	(0.349)	(0.493)
Net asset value, end of period	$ 14.170	$ 14.398	$ 13.699	$ 13.056	$ 13.606	$ 13.417
Total return[3]	(1.58%)	9.48%	8.83%	(1.18%)	4.00%	2.37%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$4,792,778	$4,518,452	$4,076,030	$3,647,766	$3,618,734	$3,252,777
Ratio of expenses to average net assets	0.71%	0.72%	0.72%	0.73%	0.72%	0.70%
Ratio of net investment income to average net assets	1.32%	1.74%	2.49%	2.65%	2.13%	1.85%
Portfolio turnover	165%	163%	164%	153%	179%	285%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware Bond Fund–18

LVIP Delaware Bond Fund
Notes to Financial Statements
June 30, 2021 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 105 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Delaware Bond Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to maximize current income yield consistent with a prudent investment strategy.
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   Futures contracts are valued at the daily quoted settlement prices.   Other debt securities and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2021 and for all open tax years (years ended December 31, 2017-December 31, 2020), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During six months ended June 30, 2021, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally separates the portion of realized gains and losses on investments in debt securities resulting from changes in foreign exchange rates from that which is due to changes in market prices of debt securities. Gains or losses attributable to the changes in foreign exchange rates are included in the Statement of Operations under “Net realized gain (loss) on foreign currencies.” For foreign equity securities, these changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
LVIP Delaware Bond Fund–19

LVIP Delaware Bond Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.48% of the first $200 million of the Fund’s average daily net assets; 0.40% of the next $200 million; and 0.30% of the Fund’s average daily net assets in excess of $400 million.   The management fee is calculated daily and paid monthly.
Delaware Investments Fund Advisers ("DIFA") (the “Sub-Adviser”), a series of Macquarie Investment Management Business Trust, is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays DIFA a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2021, costs for these administrative and legal services were as follows:
Administrative	$222,007
Legal	35,307
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $32,964 for the six months ended June 30, 2021.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2021, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LIAC	$1,938,948
Distribution fees payable to LFD	1,369,797
Printing and mailing fees payable to Lincoln Life	26,995
Shareholder servicing fees payable to Lincoln Life	182,982
LVIP Delaware Bond Fund–20

LVIP Delaware Bond Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price.
For the six months ended June 30, 2021, the Fund did not engage in any 17a-7 securities purchases or sales.
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2021, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases other than U.S. government securities	$ 676,003,047
Purchases of U.S. government securities	11,932,735,845
Sales other than U.S. government securities	888,020,914
Sales of U.S. government securities	11,144,153,401
At June 30, 2021, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2021, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$7,770,356,814
Aggregate unrealized appreciation of investments and derivatives	$ 210,668,845
Aggregate unrealized depreciation of investments and derivatives	(31,210,853)
Net unrealized appreciation of investments and derivatives	$ 179,457,992
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2021.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP Delaware Bond Fund–21

LVIP Delaware Bond Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Collateralized Mortgage Obligations	$ —	$ 163,823,902	$—	$ 163,823,902
Agency Commercial Mortgage-Backed Securities	—	36,363,282	—	36,363,282
Agency Mortgage-Backed Securities	—	1,865,302,886	—	1,865,302,886
Corporate Bonds	—	2,150,978,331	—	2,150,978,331
Loan Agreement	—	12,138,000	—	12,138,000
Municipal Bonds	—	23,309,345	—	23,309,345
Non-Agency Asset-Backed Securities	—	247,781,385	—	247,781,385
Non-Agency Collateralized Mortgage Obligations	—	65,004,956	—	65,004,956
Non-Agency Commercial Mortgage-Backed Securities	—	685,339,217	—	685,339,217
Regional Bond	—	63,625,762	—	63,625,762
Sovereign Bonds	—	10,517,285	—	10,517,285
Supranational Banks	—	41,846,066	—	41,846,066
U.S. Treasury Obligations	—	2,159,207,051	—	2,159,207,051
Money Market Fund	51,008,401	—	—	51,008,401
Short-Term Investment	—	375,084,845	—	375,084,845
Total Investments	$51,008,401	$7,900,322,313	$—	$7,951,330,714
Derivatives:

Assets:
Futures Contract	$ 254,482	$—	$—	$ 254,482
Liabilities:
Futures Contracts	$(1,770,390)	$—	$—	$(1,770,390)
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/21	12/31/20
Shares sold:
Standard Class	23,648,224	63,234,834
Service Class	32,642,777	44,738,548
Shares reinvested:
Standard Class	—	8,447,141
Service Class	—	12,352,509
	56,291,001	128,773,032
Shares redeemed:
Standard Class	(13,613,510)	(66,192,754)
Service Class	(8,229,899)	(40,815,252)
	(21,843,409)	(107,008,006)
Net increase	34,447,592	21,765,026
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $300,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 16, 2022.
The Fund had no amounts outstanding as of June 30, 2021, or at any time during the period then ended.
LVIP Delaware Bond Fund–22

LVIP Delaware Bond Fund
Notes to Financial Statements (continued)
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.   At June 30, 2021, the Fund posted $1,443,000 cash collateral for futures contracts.
During the six months ended June 30, 2021, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.
Fair values of derivative instruments as of June 30, 2021 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Interest rate contracts)	Liabilities net of receivables and other assets	$254,482	Liabilities net of receivables and other assets	$(1,770,390)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2021 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Interest rate contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(947,276)	$(1,673,158)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2021.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$122,963,539	$73,386,634
In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or
LVIP Delaware Bond Fund–23

LVIP Delaware Bond Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.
At June 30, 2021, the Fund had no assets and liabilities subject to offsetting provisions.
7. Risk Factors
When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.
The Fund invests in fixed income securities whose values are derived from an underlying pool of mortgages or consumer loans. The values of these securities are sensitive to changes in economic conditions, including delinquencies and defaults, and may be adversely affected by changes in interest rates and shifts in the market’s perception of issuers. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (“CMOs”). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive, not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on a CMO’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities, even if the securities are rated in the highest rating categories.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The Fund may also invest in securities exempt from registration under Section 4(2) of the Act, which exempts from registration transactions by an issuer not involving any public offering. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities.   Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Recent Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) - Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying this ASU.
LVIP Delaware Bond Fund–24

LVIP Delaware Bond Fund
Notes to Financial Statements (continued)
10. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Delaware Bond Fund–25

LVIP Delaware Bond Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 8-9, 2021, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2020 through December 31, 2020. During the period covered by the report, there was one liquidity event due to an extended Taiwanese foreign holiday in February 2020 that caused the LVIP SSGA Emerging Markets Equity Index Fund to classify its Taiwanese securities as illiquid for one day, which caused the Fund to exceed the 15% limit on illiquid securities on that day. The LVIP SSGA Emerging Markets Equity Index Fund was under the 15% limitation the following business day, and there was no impact on the Fund ability to timely meet redemptions. There were no additional liquidity events that impacted the Fund or its respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP Delaware Bond Fund–26

LVIP Delaware Diversified Floating Rate Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2021

LVIP Delaware Diversified Floating Rate Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Delaware Diversified Floating Rate Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2021 to June 30, 2021
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021 to June 30, 2021.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/21	Ending Account Value 6/30/21	Annualized Expense Ratio	Expenses Paid During Period 1/1/21 to 6/30/21*
Actual
Standard Class Shares	$1,000.00	$1,003.20	0.62%	$3.08
Service Class Shares	1,000.00	1,001.80	0.87%	4.32
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.70	0.62%	$3.11
Service Class Shares	1,000.00	1,020.50	0.87%	4.36

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Delaware Diversified Floating Rate Fund–1

LVIP Delaware Diversified Floating Rate Fund
Security Type/Sector Allocation and Credit Quality Ratings (unaudited)
As of June 30, 2021
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Agency Collateralized Mortgage Obligations	4.02%
Agency Commercial Mortgage-Backed Security	0.30%
Agency Mortgage-Backed Securities	2.30%
Agency Obligations	1.50%
Corporate Bonds	42.74%
Aerospace & Defense	1.43%
Agriculture	0.82%
Airlines	0.34%
Auto Manufacturers	1.17%
Banks	14.13%
Beverages	0.10%
Biotechnology	0.13%
Chemicals	0.82%
Commercial Services	1.09%
Computers	0.39%
Diversified Financial Services	1.37%
Electric	4.47%
Electronics	0.04%
Forest Products & Paper	0.40%
Gas	0.05%
Insurance	0.83%
Internet	0.04%
Machinery Diversified	0.08%
Media	1.68%
Mining	0.03%
Oil & Gas	2.18%
Pharmaceuticals	3.07%
Pipelines	2.41%
Real Estate Investment Trusts	0.23%
Retail	0.94%
Semiconductors	0.93%
Software	0.26%
Telecommunications	3.12%
Trucking & Leasing	0.19%
Loan Agreements	8.94%
Non-Agency Asset-Backed Securities	13.83%
Non-Agency Commercial Mortgage-Backed Securities	6.76%
Sovereign Bonds	5.13%
Supranational Banks	8.87%
U.S. Treasury Obligation	3.68%
Security Type/Sector	Percentage of Net Assets
Money Market Fund	0.88%
Total Investments	98.95%
Receivables and Other Assets Net of Liabilities	1.05%
Total Net Assets	100.00%

Credit Quality Ratings (as a % of fixed income investments)*
U.S. Government	12.03%
AAA	33.04%
AA	8.00%
A	17.87%
BBB	20.96%
BB	5.11%
B	1.04%
Non-Rated	1.95%
Total	100.00%

*	For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s Rating Services (“S&P”) or Moody’s Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. Credit quality ratings are subject to change.

LVIP Delaware Diversified Floating Rate Fund–2

LVIP Delaware Diversified Floating Rate Fund
Statement of Net Assets
June 30, 2021 (unaudited)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–4.02%
•Freddie Mac STACR REMIC Trust
Series 2021-DNA1 M1 0.67% (SOFR30A + 0.65%) 1/25/51	7,313,187	$ 7,313,186
Series 2021-DNA3 M1 0.77% (SOFR30A + 0.75%) 10/25/33	7,510,000	7,515,466
Series 2021-HQA1 M1 0.72% (SOFR30A + 0.70%) 8/25/33	10,000,000	9,994,485
Series 2021-HQA2 M1 0.72% (SOFR30A + 0.70%) 12/25/33	10,000,000	9,999,823
•Freddie Mac Structured Agency Credit Risk Debt Notes Series 2017-HQA2 M2AS 1.14% (LIBOR01M + 1.05%) 12/25/29	246,627	246,470
Total Agency Collateralized Mortgage Obligations (Cost $35,069,066)		35,069,430
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITY–0.30%
•FREMF Mortgage Trust Series 2014-K716 B B 3.85% 8/25/47	2,597,601	2,596,122
Total Agency Commercial Mortgage-Backed Security (Cost $2,681,415)		2,596,122
AGENCY MORTGAGE-BACKED SECURITIES–2.30%
Fannie Mae S.F. 30 yr
2.50% 2/1/51	1,984,449	2,054,437
3.00% 1/1/47	3,224,197	3,412,562
3.00% 3/1/50	3,190,606	3,377,767
3.00% 7/1/50	3,290,127	3,436,053
3.50% 5/1/47	2,423,987	2,593,886
4.50% 5/1/49	4,795,936	5,205,417
Total Agency Mortgage-Backed Securities (Cost $20,138,647)		20,080,122
AGENCY OBLIGATIONS–1.50%
Federal Farm Credit Banks Funding 0.21% 12/21/23	5,000,000	4,975,740
Federal Home Loan Mortgage 0.63% 9/8/25	8,165,000	8,098,783
Total Agency Obligations (Cost $13,161,775)		13,074,523
CORPORATE BONDS–42.74%
Aerospace & Defense–1.43%
L3Harris Technologies 3.85% 12/15/26	4,000,000	4,486,276
Teledyne Technologies
0.95% 4/1/24	6,765,000	6,775,598
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Aerospace & Defense (continued)
Teledyne Technologies (continued)
2.25% 4/1/28	1,190,000	$ 1,211,646
		12,473,520
Agriculture–0.82%
BAT Capital 2.26% 3/25/28	885,000	878,361
BAT International Finance 1.67% 3/25/26	625,000	624,650
Bunge Limited Finance 4.35% 3/15/24	5,160,000	5,612,834
		7,115,845
Airlines–0.34%
Southwest Airlines
5.13% 6/15/27	1,475,000	1,735,296
5.25% 5/4/25	220,000	251,014
♦United Airlines Pass Through Trust
3.75% 3/3/28	611,048	645,786
4.00% 10/11/27	331,424	349,404
		2,981,500
Auto Manufacturers–1.17%
Ford Motor 8.50% 4/21/23	2,750,000	3,068,862
Ford Motor Credit 2.90% 2/16/28	450,000	447,867
General Motors 5.00% 10/1/28	4,000	4,690
General Motors Financial
4.38% 9/25/21	5,500,000	5,551,104
5.20% 3/20/23	805,000	866,810
5.25% 3/1/26	218,000	251,722
		10,191,055
Banks–14.13%
μBank of America 2.09% 6/14/29	2,260,000	2,278,287
Bank of Montreal 1.85% 5/1/25	1,625,000	1,676,180
Bank of New York Mellon
•1.24% (LIBOR03M + 1.05%) 10/30/23	10,127,000	10,257,630
1.60% 4/24/25	3,980,000	4,086,896
μBarclays 2.67% 3/10/32	610,000	613,320
BBVA USA 3.88% 4/10/25	970,000	1,068,726
μBNP Paribas 1.32% 1/13/27	625,000	617,428
•Citizens Bank 0.87% (LIBOR03M + 0.72%) 2/14/22	2,750,000	2,759,353
Citizens Financial Group
2.85% 7/27/26	3,080,000	3,282,554
4.30% 2/11/31	750,000	819,375
μCredit Suisse Group
2.59% 9/11/25	840,000	873,915
4.21% 6/12/24	2,480,000	2,641,343
LVIP Delaware Diversified Floating Rate Fund–3

LVIP Delaware Diversified Floating Rate Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Deutsche Bank 0.90% 5/28/24	4,380,000	$ 4,360,057
Fifth Third Bancorp
2.38% 1/28/25	595,000	623,803
3.65% 1/25/24	2,860,000	3,063,327
Goldman Sachs Group
•0.86% (SOFR + 0.81%) 3/9/27	2,705,000	2,700,364
•1.33% (LIBOR03M + 1.17%) 5/15/26	4,925,000	5,055,119
μ1.54% 9/10/27	1,560,000	1,555,609
Huntington Bancshares 2.30% 1/14/22	427,000	431,021
Huntington National Bank 2.50% 8/7/22	6,290,000	6,431,500
JPMorgan Chase & Co.
•0.63% (SOFR + 0.58%) 3/16/24	2,640,000	2,656,130
•1.06% (LIBOR03M + 0.89%) 7/23/24	10,680,000	10,826,316
μ2.58% 4/22/32	1,810,000	1,857,675
μ4.60% 2/1/25	295,000	305,709
•Kreditanstalt fuer Wiederaufbau 1.03% (SOFR + 1.00%) 2/12/24	7,000,000	7,164,710
Morgan Stanley
•0.72% (SOFR + 0.70%) 1/20/23	1,675,000	1,679,757
μ1.59% 5/4/27	85,000	85,601
5.00% 11/24/25	170,000	195,989
National Securities Clearing 1.20% 4/23/23	800,000	812,536
μNatwest Group 8.63% 8/15/21	1,550,000	1,561,191
•PNC Bank
0.63% (LIBOR03M + 0.45%) 7/22/22	6,000,000	6,000,970
0.68% (LIBOR03M + 0.50%) 7/27/22	6,500,000	6,533,849
Royal Bank of Canada 2.75% 2/1/22	5,285,000	5,362,936
μState Street 2.65% 5/15/23	5,140,000	5,243,148
μSVB Financial Group 4.10% 2/15/31	1,405,000	1,425,190
Truist Bank
2.45% 8/1/22	2,000,000	2,043,257
μ2.64% 9/17/29	653,000	683,750
Truist Financial
μ1.89% 6/7/29	810,000	812,454
2.70% 1/27/22	1,360,000	1,376,782
U.S. Bancorp 3.38% 2/5/24	1,895,000	2,029,500
U.S. Bank 3.40% 7/24/23	2,545,000	2,696,958
μUBS Group 1.36% 1/30/27	240,000	238,320
μUBS Group Funding Switzerland 7.13% 8/10/21	305,000	306,525
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
•Wells Fargo & Co. 1.42% (LIBOR03M + 1.23%) 10/31/23	6,115,000	$ 6,201,222
		123,296,282
Beverages–0.10%
Diageo Capital 1.38% 9/29/25	875,000	889,345
		889,345
Biotechnology–0.13%
Biogen 2.25% 5/1/30	755,000	757,057
Royalty Pharma 1.75% 9/2/27	400,000	393,675
		1,150,732
Chemicals–0.82%
Air Products and Chemicals
1.50% 10/15/25	150,000	153,567
1.85% 5/15/27	195,000	200,304
2.05% 5/15/30	315,000	321,091
•DuPont de Nemours 1.27% (LIBOR03M + 1.11%) 11/15/23	4,615,000	4,699,184
LYB International Finance III 2.88% 5/1/25	450,000	477,503
Methanex 5.25% 12/15/29	525,000	565,688
Nutrien 2.95% 5/13/30	695,000	733,140
		7,150,477
Commercial Services–1.09%
Global Payments 2.65% 2/15/25	764,000	804,975
PayPal Holdings
1.65% 6/1/25	765,000	785,119
2.30% 6/1/30	740,000	765,829
Prime Security Services Borrower 5.25% 4/15/24	2,750,000	2,946,708
Sodexo 1.63% 4/16/26	1,140,000	1,148,254
Triton Container International 1.15% 6/7/24	3,070,000	3,063,928
		9,514,813
Computers–0.39%
International Business Machines
1.95% 5/15/30	685,000	684,055
3.00% 5/15/24	2,515,000	2,680,339
		3,364,394
Diversified Financial Services–1.37%
AerCap Ireland Capital
1.75% 1/30/26	340,000	336,010
3.65% 7/21/27	1,530,000	1,634,472
4.63% 10/15/27	440,000	492,771
6.50% 7/15/25	365,000	428,113
Air Lease
2.88% 1/15/26	1,205,000	1,266,013

LVIP Delaware Diversified Floating Rate Fund–4

LVIP Delaware Diversified Floating Rate Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Air Lease (continued)
3.38% 7/1/25	400,000	$ 429,653
Aviation Capital Group 1.95% 1/30/26	695,000	695,188
Avolon Holdings Funding 2.75% 2/21/28	665,000	657,984
μCharles Schwab 4.00% 6/1/26	570,000	594,225
CPPIB Capital 3.13% 9/25/23	5,110,000	5,416,379
		11,950,808
Electric–4.47%
AEP Texas 2.40% 10/1/22	6,205,000	6,345,023
Avangrid 3.20% 4/15/25	765,000	821,583
Berkshire Hathaway Energy 3.75% 11/15/23	4,730,000	5,053,125
CenterPoint Energy 3.85% 2/1/24	2,268,000	2,438,603
Duke Energy
1.80% 9/1/21	8,170,000	8,177,788
μ4.88% 9/16/24	1,445,000	1,535,313
ITC Holdings 2.70% 11/15/22	2,780,000	2,857,906
NextEra Energy Capital Holdings 3.15% 4/1/24	5,685,000	6,042,239
NRG Energy 3.75% 6/15/24	1,690,000	1,800,230
Pacific Gas and Electric
2.10% 8/1/27	295,000	286,499
2.50% 2/1/31	440,000	412,520
3.25% 6/1/31	250,000	245,831
μSempra Energy 4.88% 10/15/25	635,000	688,975
Vistra Operations 3.55% 7/15/24	1,700,000	1,794,980
WEC Energy Group 1.80% 10/15/30	550,000	527,442
		39,028,057
Electronics–0.04%
Amphenol 2.05% 3/1/25	375,000	389,964
		389,964
Forest Products & Paper–0.40%
Georgia-Pacific
1.75% 9/30/25	580,000	594,833
2.10% 4/30/27	460,000	474,683
2.30% 4/30/30	1,040,000	1,062,238
8.00% 1/15/24	1,125,000	1,332,260
		3,464,014
Gas–0.05%
NiSource 0.95% 8/15/25	450,000	446,257
		446,257
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance–0.83%
•Athene Global Funding 0.74% (SOFR + 0.70%) 5/24/24	6,555,000	$ 6,607,899
Brighthouse Financial 5.63% 5/15/30	525,000	638,787
		7,246,686
Internet–0.04%
Amazon.com 1.20% 6/3/27	375,000	373,816
		373,816
Machinery Diversified–0.08%
Otis Worldwide
2.06% 4/5/25	570,000	592,189
2.57% 2/15/30	75,000	77,673
		669,862
Media–1.68%
Charter Communications Operating 4.50% 2/1/24	5,600,000	6,099,352
•Comcast 0.81% (LIBOR03M + 0.63%) 4/15/24	4,910,000	4,972,440
Time Warner Entertainment 8.38% 3/15/23	3,190,000	3,604,680
		14,676,472
Mining–0.03%
Newmont 2.25% 10/1/30	300,000	299,180
		299,180
Oil & Gas–2.18%
•Chevron 0.66% (LIBOR03M + 0.53%) 3/3/22	5,645,000	5,663,131
•ConocoPhillips 1.06% (LIBOR03M + 0.90%) 5/15/22	5,100,000	5,135,829
Equinor 1.75% 1/22/26	405,000	417,054
Exxon Mobil
•0.50% (LIBOR03M + 0.37%) 3/6/22	5,795,000	5,807,933
2.02% 8/16/24	720,000	748,924
2.28% 8/16/26	310,000	326,830
Occidental Petroleum 2.90% 8/15/24	895,000	915,137
		19,014,838
Pharmaceuticals–3.07%
AstraZeneca 3.50% 8/17/23	6,710,000	7,126,967
Becton Dickinson and Co 3.36% 6/6/24	5,010,000	5,367,663
Bristol-Myers Squibb 2.90% 7/26/24	6,221,000	6,636,490
•Cigna 1.07% (LIBOR03M + 0.89%) 7/15/23	5,425,000	5,497,266
CVS Health
3.75% 4/1/30	510,000	570,726

LVIP Delaware Diversified Floating Rate Fund–5

LVIP Delaware Diversified Floating Rate Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
CVS Health (continued)
4.30% 3/25/28	206,000	$ 236,675
•Horizon Therapeutics 2.50% (LIBOR01M + 2.00%) 3/15/28	1,000,000	992,810
Upjohn
1.65% 6/22/25	190,000	192,179
2.30% 6/22/27	160,000	163,319
		26,784,095
Pipelines–2.41%
Cheniere Corpus Christi Holdings 7.00% 6/30/24	125,000	143,191
μEnergy Transfer 6.50% 11/15/26	665,000	677,967
Energy Transfer Operating 4.50% 4/15/24	5,000,000	5,443,651
MPLX
1.75% 3/1/26	405,000	409,366
4.13% 3/1/27	1,400,000	1,564,355
4.88% 12/1/24	4,190,000	4,688,833
ONEOK 7.50% 9/1/23	1,765,000	1,987,914
Sabine Pass Liquefaction
5.63% 3/1/25	110,000	125,723
5.75% 5/15/24	5,005,000	5,616,538
Tennessee Gas Pipeline 2.90% 3/1/30	390,000	404,614
		21,062,152
Real Estate Investment Trusts–0.23%
American Tower 1.88% 10/15/30	1,020,000	983,954
Crown Castle International 1.05% 7/15/26	1,025,000	1,001,063
		1,985,017
Retail–0.94%
Dollar Tree 3.70% 5/15/23	7,250,000	7,660,857
Lowe's Companies 1.70% 10/15/30	610,000	584,762
		8,245,619
Semiconductors–0.93%
Broadcom
3.15% 11/15/25	123,000	131,829
3.42% 4/15/33	737,000	773,971
Microchip Technology
0.98% 9/1/24	1,750,000	1,741,516
4.33% 6/1/23	4,715,000	5,028,086
NXP
2.70% 5/1/25	115,000	121,281
5.55% 12/1/28	280,000	343,844
		8,140,527
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Software–0.26%
CDK Global 5.00% 10/15/24	620,000	$ 688,020
Oracle 2.88% 3/25/31	825,000	858,065
Roper Technologies
2.35% 9/15/24	510,000	534,867
2.95% 9/15/29	185,000	197,801
		2,278,753
Telecommunications–3.12%
AT&T
•0.69% (SOFR + 0.64%) 3/25/24	5,000,000	5,011,509
1.70% 3/25/26	5,000,000	5,052,834
2.30% 6/1/27	510,000	527,494
Sprint 7.13% 6/15/24	2,330,000	2,688,237
Sprint Spectrum 4.74% 3/20/25	2,484,375	2,665,387
T-Mobile USA
1.50% 2/15/26	485,000	488,705
3.50% 4/15/25	580,000	628,630
Verizon Communications
•1.26% (LIBOR03M + 1.10%) 5/15/25	8,905,000	9,183,994
2.10% 3/22/28	320,000	326,693
2.55% 3/21/31	625,000	638,828
		27,212,311
Trucking & Leasing–0.19%
Penske Truck Leasing 1.20% 11/15/25	1,650,000	1,634,271
		1,634,271
Total Corporate Bonds (Cost $361,741,609)		373,030,662
LOAN AGREEMENTS–8.94%
•Applied Systems 3.75% (LIBOR01M + 3.25%) 9/19/24	3,311,351	3,302,675
•Aramark Services 2.60% (LIBOR01M + 2.50%) 4/6/28	1,995,000	1,984,028
•Asplundh Tree Expert 1.85% (LIBOR01M + 1.75%) 9/7/27	2,828,989	2,817,985
•Atkore International 2.50% (LIBOR03M + 2.00%) 5/26/28	775,000	773,450
•Avantor Funding 3.25% (LIBOR01M + 2.25%) 11/8/27	1,990,000	1,989,164
•Beacon Roofing Supply 2.60% (LIBOR01M + 2.50%) 4/23/28	2,850,000	2,832,586
•Calpine Construction Finance Company 2.10% (LIBOR01M + 2.00%) 1/15/25	3,863,050	3,813,951

LVIP Delaware Diversified Floating Rate Fund–6

LVIP Delaware Diversified Floating Rate Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Carnival Corporation 3.75% (LIBOR01M + 3.00%) 6/30/25	3,979,950	$ 4,071,170
•Charter Communications Operating 1.86% (LIBOR01M + 1.75%) 2/1/27	3,884,871	3,855,734
•CSC Holdings 2.32% (LIBOR01M + 2.25%) 7/17/25	1,920,000	1,891,200
•DaVita 1.85% (LIBOR01M + 1.75%) 8/12/26	1,984,887	1,971,945
•E.W. Scripps Company 3.75% (LIBOR01M + 3.00%) 1/7/28	466,250	465,667
•EFS Cogen Holdings I 4.50% (LIBOR03M + 3.50%) 10/1/27	1,936,569	1,933,103
•Elanco Animal Health Incorporated 1.84% (LIBOR01M + 1.75%) 6/1/46	1,988,308	1,956,833
•Energizer Holdings 2.75% (LIBOR01M + 2.25%) 12/22/27	2,992,500	2,982,774
•Frontier Communications 3.94% (LIBOR03M + 3.75%) 10/8/27	2,000,000	2,000,000
•Genesee & Wyoming 2.15% (LIBOR03M + 2.00%) 12/30/26	1,979,919	1,965,624
•HCA 1.84% (LIBOR01M + 1.75%) 3/18/26	1,355,000	1,355,000
•Hilton Worldwide Finance 1.84% (LIBOR01M + 1.75%) 6/22/26	2,003,247	1,985,358
•Jazz Financing Lux 4.00% (LIBOR01M + 3.50%) 4/21/28	2,000,000	2,005,620
•Lamar Media Corporation 1.58% (LIBOR01M + 1.50%) 4/23/46	2,000,435	1,965,427
•LogMeIn 4.83% (LIBOR01M + 4.75%) 8/31/27	947,625	945,853
•Maximus 2.50% (LIBOR03M + 2.00%) 9/1/46	750,000	749,378
•Mileage Plus Holdings 6.25% (LIBOR03M + 5.25%) 6/21/27	4,000,000	4,268,640
•ON Semiconductor Corporation 2.10% (LIBOR01M + 2.00%) 9/19/26	2,591,131	2,580,196
•Organon & Co. 3.50% (LIBOR03M + 3.00%) 6/2/28	1,000,000	1,000,630
•Pacific Gas & Electric Company 3.50% (LIBOR03M + 3.25%) 1/3/22	1,989,975	1,960,125
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Polaris Newco 4.50% (LIBOR06M + 4.00%) 6/2/28	700,000	$ 701,666
•Pretium PKG Holdings 4.75% (LIBOR03M + 4.00%) 11/5/27	1,094,126	1,095,767
•RPI Intermediate Finance Trust 1.85% (LIBOR01M + 1.75%) 4/29/46	3,816,522	3,795,836
•SBA Senior Finance II 1.86% (LIBOR01M + 1.75%) 4/11/25	2,449,463	2,426,512
•Sinclair Television Group 2.36% (LIBOR01M + 2.25%) 1/3/24	2,525,303	2,499,419
•SkyMiles IP 4.75% (LIBOR03M + 3.75%) 10/20/27	2,000,000	2,111,380
•SS&C European Holdings 1.85% (LIBOR01M + 1.75%) 4/16/25	663,136	654,847
•SS&C Technologies 1.85% (LIBOR01M + 1.75%) 4/16/25	872,821	861,910
•Telenet Financing 2.07% (LIBOR01M + 2.00%) 4/30/28	1,665,000	1,640,858
•Triton Water Holdings 4.00% (LIBOR03M + 3.50%) 3/31/28	850,000	848,819
•Vertical Midco 4.48% (LIBOR01M + 4.25%) 7/30/21	1,990,012	1,990,848
Total Loan Agreements (Cost $78,259,432)		78,051,978
NON-AGENCY ASSET-BACKED SECURITIES–13.83%
•Allegro CLO VI Series 2017-2A A 1.32% (LIBOR03M + 1.13%) 1/17/31	3,600,000	3,597,768
•Allegro CLO VIII Series 2018-2A A 1.28% (LIBOR03M + 1.10%) 7/15/31	500,000	499,824
•Apex Credit CLO Series 2018-1A A2 1.21% (LIBOR03M + 1.03%) 4/25/31	500,000	496,920
ARI Fleet Lease Trust Series 2018-A A3 2.84% 10/15/26	8,671,529	8,745,393
Avis Budget Rental Car Funding AESOP 3.45% 3/20/23	6,450,000	6,553,329
•Battalion CLO Series 2020-18A A1 1.98% (LIBOR03M + 1.80%) 10/15/32	2,000,000	2,005,588

LVIP Delaware Diversified Floating Rate Fund–7

LVIP Delaware Diversified Floating Rate Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Benefit Street Partners Series 2016-9A AR 1.30% (LIBOR03M + 1.11%) 7/20/31	950,000	$ 948,080
•Carlyle Global Market Strategies CLO Series 2014-2RA A1 1.21% (LIBOR03M + 1.05%) 5/15/31	1,971,271	1,967,325
•Cedar Funding IX CLO Series 2018-9A A1 1.17% (LIBOR03M + 0.98%) 4/20/31	1,280,000	1,278,412
Chesapeake Funding II Series 2019-2A A1 1.95% 9/15/31	10,459,118	10,576,694
•CVP CLO Series 2017-2A A 1.38% (LIBOR03M + 1.19%) 1/20/31	3,000,000	3,000,027
Daimler Trucks Retail Trust Series 2020-1 A2 1.14% 4/15/22	834,321	834,858
Dell Equipment Finance Trust Series 2021-1 A2 0.33% 5/22/26	2,850,000	2,852,665
Ford Credit Auto Owner Trust Series 2021-A B 0.70% 10/15/26	1,900,000	1,889,003
Ford Credit Auto Owner Trust Series 2017-2 A 2.36% 3/15/29	8,985,000	9,118,938
Ford Credit Floorplan Master Owner Trust Series 2020-1 A1 0.70% 9/15/25	2,000,000	2,009,797
•Galaxy XXI CLO Series 2015-21A AR 1.21% (LIBOR03M + 1.02%) 4/20/31	1,000,000	1,000,266
GM Financial Leasing Trust Series 2021-1 B 0.54% 2/20/25	2,900,000	2,897,381
Harley-Davidson Motorcycle Trust Series 2020-A A2A 1.83% 1/17/23	38,804	38,827
Harley-Davidson Motorcycle Trust Series 2019-A A3 2.34% 2/15/24	7,677,938	7,745,445
Honda Auto Receivables Owner Trust Series 2019-4 A3 1.83% 1/18/24	1,000,000	1,011,757
Hyundai Auto Receivables Trust Series 2020-C A2 0.26% 9/15/23	3,604,147	3,605,935
•Marathon Series 2021-16A A1A 1.40% (LIBOR03M + 1.20%) 4/15/34	2,000,000	1,999,970
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Mariner CLO Series 2018-5A A 1.29% (LIBOR03M + 1.11%) 4/25/31	500,000	$ 500,000
•Midocean Credit CLO Series 2018-9A A1 1.34% (LIBOR03M + 1.15%) 7/20/31	2,000,000	2,000,210
MMAF Equipment Finance Series 2021-A A2 0.30% 4/15/24	8,100,000	8,102,790
•Neuberger Berman Loan Advisers CLO 36 Series 2020-36A A1R 1.44% (LIBOR03M + 1.25%) 4/20/33	2,750,000	2,752,909
Nissan Auto Lease Trust Series 2020-A A2A 1.80% 5/16/22	1,518,920	1,520,605
•Octagon Investment Partners 33 Series 2017-1A A1 1.38% (LIBOR03M + 1.19%) 1/20/31	4,050,000	4,049,988
•Park Avenue Institutional Advisers CLO Series 2021-1A A1A 1.59% (LIBOR03M + 1.39%) 1/20/34	2,750,000	2,748,410
PFS Financing Series 2021-A A 0.71% 4/15/26	4,000,000	3,996,810
•Sound Point CLO XXI Series 2018-3A A1A 1.36% (LIBOR03M + 1.18%) 10/26/31	2,000,000	1,998,514
•Steele Creek CLO Series 2017-1A A 1.43% (LIBOR03M + 1.25%) 10/15/30	1,500,000	1,496,191
Tesla Auto Lease Trust Series 2021-A A2 0.36% 3/20/25	615,000	615,324
•Trafigura Securitisation Finance Series 2018-1A A1 0.80% (LIBOR01M + 0.73%) 3/15/22	4,350,000	4,350,248
•Venture 42 CLO Series 2021-42A A1A 1.31% (LIBOR03M + 1.13%) 4/15/34	1,500,000	1,500,253
•Venture XXVIII CLO Series 2017-28A A2 1.30% (LIBOR03M + 1.11%) 7/20/30	2,000,000	1,997,344
Volkswagen Auto Lease Trust Series 2020-A A4 0.45% 7/21/25	5,400,000	5,403,093

LVIP Delaware Diversified Floating Rate Fund–8

LVIP Delaware Diversified Floating Rate Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Zais CLO Series 2020-16A A1 2.38% (LIBOR03M + 2.19%) 10/20/31	3,000,000	$ 3,007,890
Total Non-Agency Asset-Backed Securities (Cost $120,752,342)		120,714,781
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–6.76%
BANK Series 2020-BN25 A5 2.65% 1/15/63	4,000,000	4,216,368
BBCMS Mortgage Trust Series 2020-C7 A5 2.04% 4/15/53	4,000,000	4,024,333
Benchmark Mortgage Trust
•Series 2018-B1 A5 3.67% 1/15/51	4,500,000	5,022,832
Series 2020-B17 A5 2.29% 3/15/53	8,000,000	8,203,222
Series 2020-B18 A5 1.93% 7/15/53	8,250,000	8,213,113
Citigroup Commercial Mortgage Trust Series 2019-C7 A4 3.10% 12/15/72	8,000,000	8,715,917
COMM Mortgage Trust Series 2015-3BP A 3.18% 2/10/35	3,280,000	3,499,903
GS Mortgage Securities Trust Series 2020-GC47 A5 2.38% 5/12/53	8,000,000	8,254,016
JPM-BB Commercial Mortgage Securities Trust Series 2015-C33 A4 3.77% 12/15/48	8,000,000	8,823,325
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $58,858,168)		58,973,029
ΔSOVEREIGN BONDS–5.13%
Canada—2.56%
CPPIB Capital 1.25% 1/28/31	8,000,000	7,675,589
OMERS Finance Trust
1.10% 3/26/26	5,000,000	5,015,077
2.50% 5/2/24	4,335,000	4,565,405
Province of Quebec Canada 1.90% 4/21/31	5,000,000	5,093,129
		22,349,200
Japan—2.00%
Development Bank of Japan
0.50% 8/27/25	3,000,000	2,940,679
1.00% 8/27/30	3,000,000	2,835,449
1.25% 1/28/31	3,500,000	3,362,029
Japan Bank for International Cooperation
1.75% 1/23/23	3,000,000	3,065,889
3.38% 10/31/23	2,586,000	2,758,469
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Japan (continued)
Japan Finance Organization for Municipalities 0.63% 9/2/25	2,500,000	$ 2,457,266
		17,419,781
Netherlands—0.57%
•Nederlandse Waterschapsbank 0.19% (LIBOR03M + 0.07%) 12/15/21	5,000,000	5,000,991
		5,000,991
Total Sovereign Bonds (Cost $44,750,771)		44,769,972
SUPRANATIONAL BANKS–8.87%
African Development Bank 1.63% 9/16/22	3,250,000	3,304,853
•Asian Development Bank 0.28% (SOFR + 0.24%) 9/10/21	10,000,000	10,003,100
•European Bank for Reconstruction & Development 0.31% (SOFR + 0.26%) 3/13/23	5,000,000	5,012,050
•European Investment Bank
0.28% (SOFR + 0.25%) 1/30/23	6,000,000	6,014,400
0.33% (SOFR + 0.29%) 6/10/22	8,000,000	8,013,766
•Inter-American Development Bank
0.23% (SOFR + 0.20%) 2/10/26	6,000,000	6,005,580
0.31% (SOFR + 0.26%) 9/16/22	10,000,000	10,020,800
0.40% (SOFR + 0.36%) 6/10/31	7,000,000	6,961,401
•International Bank for Reconstruction & Development
0.33% (SOFR + 0.30%) 8/6/24	12,000,000	12,064,200
0.40% (SOFR + 0.37%) 2/11/31	10,000,000	10,038,300
Total Supranational Banks (Cost $77,313,708)		77,438,450
U.S. TREASURY OBLIGATION–3.68%
•U.S. Treasury Floating Rate 0.10% 1/31/23 (USBMMY3M + 0.05%)	32,100,000	32,111,275
Total U.S. Treasury Obligation (Cost $32,109,420)		32,111,275

LVIP Delaware Diversified Floating Rate Fund–9

LVIP Delaware Diversified Floating Rate Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–0.88%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.03%)	7,667,774	$ 7,667,774
Total Money Market Fund (Cost $7,667,774)		7,667,774

TOTAL INVESTMENTS–98.95% (Cost $852,504,127)	863,578,118

★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.05%	9,122,065
NET ASSETS APPLICABLE TO 87,231,610 SHARES OUTSTANDING–100.00%	$872,700,183
NET ASSET VALUE PER SHARE–LVIP DELAWARE DIVERSIFIED FLOATING RATE FUND STANDARD CLASS ($60,405,453 / 6,028,683 Shares)	$10.020
NET ASSET VALUE PER SHARE–LVIP DELAWARE DIVERSIFIED FLOATING RATE FUND SERVICE CLASS ($812,294,730 / 81,202,927 Shares)	$10.003
COMPONENTS OF NET ASSETS AT JUNE 30, 2021:
Shares of beneficial interest (unlimited authorization–no par)	$881,727,634
Distributable earnings/(accumulated loss)	(9,027,451)
TOTAL NET ASSETS	$872,700,183

° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
♦ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2021. Rate will reset at a future date.
Δ Securities have been classified by country of origin.
★ Includes $320,000 cash collateral held at broker for futures contracts, $6,487,553 cash collateral held at brokers for centrally cleared swap contracts, $1,897,739 cash collateral held at brokers for certain open bilateral derivatives, $3,345,000 payable for securities purchased, $16,558 payable for fund shares redeemed, $613,021 variation margin due to brokers on centrally cleared interest rate swap contracts, $78,349 other accrued expenses payable, $582,160 due to manager and affiliates and $57,147 variation margin due to broker on futures contracts as of June 30, 2021.

The following futures contracts and swap contracts were outstanding at June 30, 2021:
Futures Contract1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Interest Rate Contract:
(118)	U.S. Treasury 10 yr Ultra Notes	$(17,369,969)	$(17,065,481)	9/21/21	$—	$(304,488)
LVIP Delaware Diversified Floating Rate Fund–10

LVIP Delaware Diversified Floating Rate Fund
Statement of Net Assets (continued)
Swap Contracts1
Interest Rate Swap (IRS) Contracts
Reference Obligation/ Payment Frequency (Fixed Rate/Floating Rate)	Notional Amount[3]	Fixed Interest Rate Paid (Received)	Floating Interest Rate Paid (Received)	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[2]	Unrealized Depreciation[2]
Centrally Cleared:
3 yr IRS-(Semiannually)	69,475,000	0.10%	(0.05%) [4]	5/12/23	$79,821	$—	$79,822	$—
4 yr IRS-(Annually)	41,280,000	0.28%	(0.05%) [5]	3/19/24	21,030	—	21,030	—
5 yr IRS-(Annually)	19,545,000	0.09%	(0.05%) [5]	8/24/25	405,294	—	405,294	—
6 yr IRS-(Annually)	38,400,000	0.72%	(0.05%) [5]	3/25/26	(143,576)	—	—	(143,576)
7 yr IRS-(Semiannually)	8,235,000	0.43%	(0.05%) [4]	11/20/27	224,684	—	224,684	—
8 yr IRS-(Annually)	14,050,000	1.10%	(0.05%) [5]	3/25/28	(195,037)	—	—	(195,038)
10 yr IRS-(Quarterly)	50,225,000	0.48%	(0.05%) [4]	10/5/30	2,804,297	—	2,804,297	—
3 yr IRS-(Quarterly)	108,595,000	0.04%	(0.05%) [4]	10/5/23	492,418	—	492,418	—
3 yr IRS-(Annually)	23,485,000	(0.27%)	0.05% [5]	6/3/24	(67,535)	—	—	(67,535)
7 yr IRS-(Annually)	9,500,000	0.28%	(0.05%) [5]	10/5/27	355,547	—	355,547	—
Total IRS Contracts						$—	$4,383,092	$(406,149)
The use of futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures and centrally cleared swap contracts from the date the contracts were opened through June 30, 2021.
[3] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.
[4] Rate resets based on SOFR03M-Secured Overnight Financing Rate.
[5] Rate resets based on SOFR12M-Secured Overnight Financing Rate

Summary of Abbreviations:
BB–Barclays Bank
BNP–BNP Paribas
CLO–Collateralized Loan Obligation
FREMF–Freddie Mac Multifamily
GS–Goldman Sachs
IRS–Interest Rate Swap
JPM-BB–JPMorgan Barclays Bank
LIBOR01M–Intercontinental Exchange London Interbank Offered Rate USD 1 Month
LIBOR03M–Intercontinental Exchange London Interbank Offered Rate USD 3 Month
S.F.–Single Family
SOFR–Secured Overnight Financing Rate
USBMMY3M–U.S. Treasury 3 Month Bill Money Market Yield
LIBOR06M–Intercontinental Exchange London Interbank Offered Rate USD 6 Month
SOFR30A–Secured Overnight Financing Rate 30 Days Average
yr–Year
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware Diversified Floating Rate Fund–11

LVIP Delaware Diversified Floating Rate Fund
Statement of Operations
Six Months Ended June 30, 2021 (unaudited)
INVESTMENT INCOME:
Interest	$ 7,596,188
EXPENSES:
Management fees	2,439,760
Distribution fees-Service Class	980,528
Shareholder servicing fees	122,105
Accounting and administration expenses	89,994
Professional fees	33,840
Pricing fees	14,753
Custodian fees	13,246
Reports and statements to shareholders	9,742
Trustees’ fees and expenses	9,228
Consulting fees	1,345
Other	7,750
3,722,291
Less:
Management fees waived	(126,316)
Total operating expenses	3,595,975
NET INVESTMENT INCOME	4,000,213
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	(716,416)
Foreign currencies	(49)
Foreign currency exchange contracts	91,089
Futures contracts	576,141
Swap contracts	2,156,101
Net realized gain	2,106,866
Net change in unrealized appreciation (depreciation) of:
Investments	(7,224,810)
Foreign currency exchange contracts	125,162
Futures contracts	(304,488)
Swap contracts	2,915,783
Net change in unrealized appreciation (depreciation)	(4,488,353)
NET REALIZED AND UNREALIZED LOSS	(2,381,487)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 1,618,726
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware Diversified Floating Rate Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/21 (unaudited)	Year Ended 12/31/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 4,000,213	$ 10,096,981
Net realized gain (loss)	2,106,866	(15,809,388)
Net change in unrealized appreciation (depreciation)	(4,488,353)	12,309,785
Net increase in net assets resulting from operations	1,618,726	6,597,378
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(789,292)
Service Class	—	(8,981,394)
Return of capital:
Standard Class	—	(45,669)
Service Class	—	(519,664)
	—	(10,336,019)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	8,540,292	14,429,807
Service Class	81,419,054	77,685,397
Reinvestment of dividends and distributions:
Standard Class	—	834,961
Service Class	—	9,501,058
	89,959,346	102,451,223
Cost of shares redeemed:
Standard Class	(4,425,734)	(13,950,766)
Service Class	(34,061,173)	(157,845,029)
	(38,486,907)	(171,795,795)
Increase (decrease) in net assets derived from capital share transactions	51,472,439	(69,344,572)
NET INCREASE (DECREASE) IN NET ASSETS	53,091,165	(73,083,213)
NET ASSETS:
Beginning of period	819,609,018	892,692,231
End of period	$872,700,183	$ 819,609,018
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware Diversified Floating Rate Fund–12

LVIP Delaware Diversified Floating Rate Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
		LVIP Delaware Diversified Floating Rate Fund Standard Class
	Six Months Ended 6/30/21[1] (unaudited)	Year Ended
		12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$ 9.988	$ 10.003	$ 9.831	$ 10.189	$ 10.046	$ 9.824
Income (loss) from investment operations:
Net investment income[2]	0.059	0.146	0.256	0.249	0.188	0.134
Net realized and unrealized gain (loss)	(0.027)	(0.010)	0.195	(0.219)	0.065	0.088
Total from investment operations	0.032	0.136	0.451	0.030	0.253	0.222
Less dividends and distributions from:
Net investment income	—	(0.143)	(0.279)	(0.388)	(0.110)	—
Return of capital	—	(0.008)	—	—	—	—
Total dividends and distributions	—	(0.151)	(0.279)	(0.388)	(0.110)	—
Net asset value, end of period	$ 10.020	$ 9.988	$ 10.003	$ 9.831	$ 10.189	$ 10.046
Total return[3]	0.32%	1.36%	4.60%	0.27%	2.54%	2.25%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$60,405	$56,114	$55,043	$50,440	$36,919	$29,345
Ratio of expenses to average net assets	0.62%	0.63%	0.63%	0.63%	0.62%	0.60%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.65%	0.66%	0.66%	0.66%	0.65%	0.63%
Ratio of net investment income to average net assets	1.18%	1.46%	2.53%	2.45%	1.85%	1.36%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.15%	1.43%	2.50%	2.42%	1.82%	1.33%
Portfolio turnover	37%	66%	85%	71%	96%	82%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware Diversified Floating Rate Fund–13

LVIP Delaware Diversified Floating Rate Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
		LVIP Delaware Diversified Floating Rate Fund Service Class
	Six Months Ended 6/30/21[1] (unaudited)	Year Ended
		12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$ 9.985	$ 9.999	$ 9.827	$ 10.162	$ 10.020	$ 9.823
Income (loss) from investment operations:
Net investment income[2]	0.046	0.121	0.230	0.223	0.162	0.109
Net realized and unrealized gain (loss)	(0.028)	(0.009)	0.195	(0.219)	0.066	0.088
Total from investment operations	0.018	0.112	0.425	0.004	0.228	0.197
Less dividends and distributions from:
Net investment income	—	(0.119)	(0.253)	(0.339)	(0.086)	—
Return of capital	—	(0.007)	—	—	—	—
Total dividends and distributions	—	(0.126)	(0.253)	(0.339)	(0.086)	—
Net asset value, end of period	$ 10.003	$ 9.985	$ 9.999	$ 9.827	$ 10.162	$ 10.020
Total return[3]	0.18%	1.12%	4.34%	0.02%	2.28%	2.01%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$812,295	$763,495	$837,649	$864,181	$822,837	$746,369
Ratio of expenses to average net assets	0.87%	0.88%	0.88%	0.88%	0.87%	0.85%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.90%	0.91%	0.91%	0.91%	0.90%	0.88%
Ratio of net investment income to average net assets	0.93%	1.21%	2.28%	2.20%	1.60%	1.11%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.90%	1.18%	2.25%	2.17%	1.57%	1.08%
Portfolio turnover	37%	66%	85%	71%	96%	82%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware Diversified Floating Rate Fund–14

LVIP Delaware Diversified Floating Rate Fund
Notes to Financial Statements
June 30, 2021 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 105 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Delaware Diversified Floating Rate Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek total return.
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   Other debt securities, credit default swap (“CDS”) contracts and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2021 and for all open tax years (years ended December 31, 2017-December 31, 2020), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2021, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally separates the portion of realized gains and losses on investments in debt securities resulting from changes in foreign exchange rates from that which is due to changes in market prices of debt securities. Gains or losses attributable to the changes in foreign exchange rates are included in the Statement of Operations under “Net realized gain (loss) on foreign currencies”. For foreign equity securities, these changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
LVIP Delaware Diversified Floating Rate Fund–15

LVIP Delaware Diversified Floating Rate Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.60% of the first $500 million of the Fund’s average daily net assets; and 0.55% of the Fund’s average daily net assets in excess of $500 million.   LIAC has contractually agreed to waive a portion of its advisory fee as follows: 0.03% on the first $2 billion of the Fund’s average daily net assets and 0.05% of the Fund’s average daily net assets in excess of $2 billion.   The agreement will continue at least through April 30, 2021, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.   The management fee, net of waivers, is calculated daily and paid monthly.
Delaware Investments Fund Advisers ("DIFA") (the “Sub-Adviser”), a series of Macquarie Investment Management Business Trust, is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays DIFA a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2021, costs for these administrative and legal services were as follows:
Administrative	$25,111
Legal	3,994
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $4,518 for the six months ended June 30, 2021.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
LVIP Delaware Diversified Floating Rate Fund–16

LVIP Delaware Diversified Floating Rate Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
At June 30, 2021, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LIAC	$392,055
Distribution fees payable to LFD	166,316
Printing and mailing fees payable to Lincoln Life	3,070
Shareholder servicing fees payable to Lincoln Life	20,719
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2021, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases other than U.S. government securities	$236,831,420
Purchases of U.S. government securities	155,585,340
Sales other than U.S. government securities	197,068,567
Sales of U.S. government securities	111,538,687
At June 30, 2021, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2021, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$854,586,427
Aggregate unrealized appreciation of investments and derivatives	$ 18,387,212
Aggregate unrealized depreciation of investments and derivatives	(3,736,843)
Net unrealized appreciation of investments and derivatives	$ 14,650,369
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2021.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
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LVIP Delaware Diversified Floating Rate Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Collateralized Mortgage Obligations	$ —	$ 35,069,430	$—	$ 35,069,430
Agency Commercial Mortgage-Backed Security	—	2,596,122	—	2,596,122
Agency Mortgage-Backed Securities	—	20,080,122	—	20,080,122
Agency Obligations	—	13,074,523	—	13,074,523
Corporate Bonds	—	373,030,662	—	373,030,662
Loan Agreements	—	78,051,978	—	78,051,978
Non-Agency Asset-Backed Securities	—	120,714,781	—	120,714,781
Non-Agency Commercial Mortgage-Backed Securities	—	58,973,029	—	58,973,029
Sovereign Bonds	—	44,769,972	—	44,769,972
Supranational Banks	—	77,438,450	—	77,438,450
U.S. Treasury Obligation	—	32,111,275	—	32,111,275
Money Market Fund	7,667,774	—	—	7,667,774
Total Investments	$7,667,774	$855,910,344	$—	$863,578,118
Derivatives:

Assets:
Swap Contracts	$ —	$4,383,092	$—	$4,383,092
Liabilities:
Futures Contract	$(304,488)	$ —	$—	$ (304,488)
Swap Contracts	$ —	$ (406,149)	$—	$ (406,149)
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/21	12/31/20
Shares sold:
Standard Class	852,979	1,445,144
Service Class	8,140,480	7,772,440
Shares reinvested:
Standard Class	—	83,561
Service Class	—	951,247
	8,993,459	10,252,392
Shares redeemed:
Standard Class	(442,208)	(1,413,639)
Service Class	(3,405,514)	(16,032,726)
	(3,847,722)	(17,446,365)
Net increase (decrease)	5,145,737	(7,193,973)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $300,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 16, 2022.
The Fund had no amounts outstanding as of June 30, 2021, or at any time during the period then ended.
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LVIP Delaware Diversified Floating Rate Fund
Notes to Financial Statements (continued)
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2021, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.
Swap Contracts–The Fund enters into interest rate swap contracts in the normal course of pursuing its investment objective and strategies. The Fund may use interest rate swaps to manage the Fund’s sensitivity to interest rates or hedge against changes in interest rates.
Interest Rate Swaps–An interest rate swap contract is an exchange of interest rates between counterparties. An interest rate swap generally involves one party making payments based on a fixed interest rate in return for payments from a counterparty based on a variable or floating interest rate. The Fund may enter into either side of such a swap contract. Interest rate swaps may be used to manage the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from (paid to) the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty for trades.
During the six months ended June 30, 2021, the Fund used interest rate swap contracts to manage the Fund's sensitivity to interest rates or to hedge against changes in interest rates.
Swaps Generally–The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Statement of Net Assets.
Fair values of derivative instruments as of June 30, 2021 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Interest rate contracts)	Receivables and other assets net of liabilities	$ —	Receivables and other assets net of liabilities	$(304,488)
Swap contracts (Interest rate contracts)	Receivables and other assets net of liabilities	4,383,092	Receivables and other assets net of liabilities	(406,149)
Total		$4,383,092		$(710,637)
LVIP Delaware Diversified Floating Rate Fund–19

LVIP Delaware Diversified Floating Rate Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2021 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$ 91,089	$ 125,162
Futures contracts (Interest rate contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	576,141	(304,488)
Swap contracts (Interest rate contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	2,156,101	2,915,783
Total		$2,823,331	$2,736,457
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2021.
	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average cost)	$—	$2,913,485
Futures contracts (average notional value)	—	14,218,219
At June 30, 2021, the Fund posted cash collateral for certain open bilateral derivatives as follows:
Broker	Cash Collateral
JP Morgan Chase Bank	$320,000
Total	$320,000
In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.
7. Risk Factors
The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s Financial Services LLC or Ba or lower by Moody’s Investor Services Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.
When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.
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LVIP Delaware Diversified Floating Rate Fund
Notes to Financial Statements (continued)
 7. Risk Factors (continued)
The Fund invests in fixed income securities whose values are derived from an underlying pool of mortgages or consumer loans. The values of these securities are sensitive to changes in economic conditions, including delinquencies and defaults, and may be adversely affected by changes in interest rates and shifts in the market’s perception of issuers. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (“CMOs”). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive, not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on a CMO’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities, even if the securities are rated in the highest rating categories.
Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities.   Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Recent Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) - Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying this ASU.
10. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
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LVIP Delaware Diversified Floating Rate Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 8-9, 2021, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2020 through December 31, 2020. During the period covered by the report, there was one liquidity event due to an extended Taiwanese foreign holiday in February 2020 that caused the LVIP SSGA Emerging Markets Equity Index Fund to classify its Taiwanese securities as illiquid for one day, which caused the Fund to exceed the 15% limit on illiquid securities on that day. The LVIP SSGA Emerging Markets Equity Index Fund was under the 15% limitation the following business day, and there was no impact on the Fund ability to timely meet redemptions. There were no additional liquidity events that impacted the Fund or its respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP Delaware Diversified Floating Rate Fund–22

LVIP Delaware Diversified Income Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2021

LVIP Delaware Diversified Income Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Delaware Diversified Income Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2021 to June 30, 2021
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”) and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021 to June 30, 2021.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s expenses shown in the table reflect expense reimbursements in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/21	Ending Account Value 6/30/21	Annualized Expense Ratio	Expenses Paid During Period 1/1/21 to 6/30/21*
Actual
Standard Class Shares	$1,000.00	$989.20	0.58%	$2.86
Service Class Shares	1,000.00	987.50	0.88%	4.34
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.90	0.58%	$2.91
Service Class Shares	1,000.00	1,020.40	0.88%	4.41

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Delaware Diversified Income Fund–1

LVIP Delaware Diversified Income Fund
Security Type/Sector Allocation and Credit Quality Ratings (unaudited)
As of June 30, 2021
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Agency Collateralized Mortgage Obligations	2.60%
Agency Commercial Mortgage-Backed Securities	0.43%
Agency Mortgage-Backed Securities	22.12%
Corporate Bonds	37.46%
Advertising	0.11%
Aerospace & Defense	0.38%
Agriculture	0.23%
Airlines	1.34%
Auto Manufacturers	1.18%
Auto Parts & Equipment	0.04%
Banks	7.75%
Beverages	0.17%
Biotechnology	0.56%
Building Materials	0.19%
Chemicals	1.27%
Coal	0.03%
Commercial Services	0.71%
Distribution/Wholesale	0.05%
Diversified Financial Services	1.47%
Electric	3.44%
Energy-Alternate Sources	0.12%
Engineering & Construction	0.43%
Entertainment	0.25%
Food	0.20%
Food Service	0.03%
Forest Products & Paper	0.49%
Gas	0.04%
Health Care Services	0.59%
Housewares	0.04%
Insurance	0.48%
Internet	0.28%
Iron & Steel	0.12%
Leisure Time	0.21%
Lodging	0.21%
Machinery Construction & Mining	0.00%
Machinery Diversified	0.16%
Media	2.68%
Metal Fabricate & Hardware	0.07%
Mining	0.99%
Oil & Gas	2.33%
Packaging & Containers	0.06%
Pharmaceuticals	1.73%
Pipelines	2.33%
Real Estate	0.23%
Real Estate Investment Trusts	0.44%
Security Type/Sector	Percentage of Net Assets
Retail	0.05%
Semiconductors	0.40%
Software	0.26%
Telecommunications	2.94%
Transportation	0.10%
Trucking & Leasing	0.18%
Water	0.10%
Loan Agreements	3.37%
Municipal Bond	0.01%
Non-Agency Asset-Backed Securities	3.63%
Non-Agency Collateralized Mortgage Obligations	1.45%
Non-Agency Commercial Mortgage-Backed Securities	9.13%
Sovereign Bonds	2.46%
Supranational Banks	0.10%
U.S. Treasury Obligations	14.45%
Money Market Fund	3.68%
Total Investments	100.89%
Liabilities Net of Receivables and Other Assets	(0.89%)
Total Net Assets	100.00%

Credit Quality Ratings (as a % of fixed income investments)#
U.S. Government	40.73%
AAA	12.23%
AA	3.51%
A	8.85%
BBB	20.96%
BB	6.97%
B	4.95%
CCC	0.20%
Non-Rated	1.60%
Total	100.00%

#	For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s Rating Services (“S&P”) or Moody’s Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.

LVIP Delaware Diversified Income Fund–2

LVIP Delaware Diversified Income Fund
Statement of Net Assets
June 30, 2021 (unaudited)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–2.60%
•Connecticut Avenue Securities Trust
Series 2018-R07 1M2 2.49% (LIBOR01M + 2.40%) 4/25/31	771,150	$ 775,546
Series 2019-R01 2M2 2.54% (LIBOR01M + 2.45%) 7/25/31	532,102	535,267
Series 2019-R02 1M2 2.39% (LIBOR01M + 2.30%) 8/25/31	1,567,618	1,578,213
•Fannie Mae Connecticut Avenue Securities
Series 2017-C03 1M2 3.09% (LIBOR01M + 3.00%) 10/25/29	2,674,072	2,756,190
Series 2017-C04 2M2 2.94% (LIBOR01M + 2.85%) 11/25/29	839,953	860,930
Series 2018-C01 1M2 2.34% (LIBOR01M + 2.25%) 7/25/30	1,790,896	1,814,559
Series 2018-C02 2M2 2.29% (LIBOR01M + 2.20%) 8/25/30	983,488	993,810
Series 2018-C03 1M2 2.24% (LIBOR01M + 2.15%) 10/25/30	1,271,986	1,285,969
Series 2018-C05 1M2 2.44% (LIBOR01M + 2.35%) 1/25/31	1,003,740	1,015,254
Fannie Mae REMIC Trust Series 2004-W11 1A2 6.50% 5/25/44	15,162	17,681
Fannie Mae REMICs
Series 2013-44 Z 3.00% 5/25/43	40,835	44,028
Series 2017-40 GZ 3.50% 5/25/47	934,660	1,011,900
Series 2017-77 HZ 3.50% 10/25/47	1,256,920	1,293,536
Freddie Mac REMICs Series 4676 KZ 2.50% 7/15/45	898,829	929,194
•Freddie Mac Stacr Remic Trust
2.27% (SOFR + 2.25%) 8/25/33	13,900,000	14,111,354
Series 2019-HQA4 M2 2.14% (LIBOR01M + 2.05%) 11/25/49	1,819,098	1,825,009
Series 2021-DNA1 M2 1.82% (SOFR + 1.80%) 1/25/51	13,900,000	13,945,189
Series 2021-HQA2 M2 2.07% (SOFR + 2.05%) 12/25/33	9,575,000	9,603,138
•Freddie Mac STACR REMIC Trust
Series 2020-DNA2 M1 0.84% (LIBOR01M + 0.75%) 2/25/50	430,222	430,270
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•Freddie Mac STACR REMIC Trust (continued)
Series 2020-DNA2 M2 1.94% (LIBOR01M + 1.85%) 2/25/50	1,700,000	$ 1,713,100
Series 2021-DNA3 M2 2.12% (SOFR30A + 2.10%) 10/25/33	4,800,000	4,901,341
•Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2017-DNA1 M2 3.34% (LIBOR01M + 3.25%) 7/25/29	2,119,084	2,194,762
Series 2017-DNA3 M2 2.59% (LIBOR01M + 2.50%) 3/25/30	6,530,000	6,663,629
Series 2017-HQA2 M2AS 1.14% (LIBOR01M + 1.05%) 12/25/29	575,464	575,097
Series 2018-HQA1 M2 2.39% (LIBOR01M + 2.30%) 9/25/30	1,552,924	1,573,253
♦Freddie Mac Structured Pass Through Certificates Series T-54 2A 6.50% 2/25/43	7,908	9,683
♦Freddie Mac Structured Pass-Through Certificates Series T-58 2A 6.50% 9/25/43	2,384	2,825
GNMA
Series 2013-113 LY 3.00% 5/20/43	378,000	401,073
Series 2017-34 DY 3.50% 3/20/47	2,067,000	2,211,050
Total Agency Collateralized Mortgage Obligations (Cost $73,504,291)		75,072,850
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.43%
•FREMF Mortgage Trust
Series 2011-K15 B 5.09% 8/25/44	195,000	194,924
Series 2012-K18 B 4.32% 1/25/45	2,000,000	2,034,682
Series 2012-K22 B 3.81% 8/25/45	1,730,000	1,784,233
Series 2013-K25 C 3.74% 11/25/45	1,500,000	1,549,320
Series 2014-K717 B 3.71% 11/25/47	3,205,000	3,219,523
Series 2014-K717 C 3.71% 11/25/47	1,055,000	1,059,598
Series 2016-K53 B 4.16% 3/25/49	530,000	582,178
Series 2016-K722 B 3.99% 7/25/49	580,000	606,464
LVIP Delaware Diversified Income Fund–3

LVIP Delaware Diversified Income Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
•FREMF Mortgage Trust (continued)
Series 2017-K71 B 3.88% 11/25/50	1,175,000	$ 1,293,967
Total Agency Commercial Mortgage-Backed Securities (Cost $12,060,375)		12,324,889
AGENCY MORTGAGE-BACKED SECURITIES–22.12%
•Fannie Mae REMIC 7.00% 6/25/42	9,172	10,197
Fannie Mae Grantor Trust
6.50% 1/25/44	2,715	3,097
•7.50% 1/19/39	187	201
Fannie Mae Pool 3.50% 3/1/48	1,766,124	1,865,242
Fannie Mae S.F. 15 yr
2.00% 3/1/36	14,984,027	15,514,273
2.50% 7/1/36	27,517,415	28,804,961
Fannie Mae S.F. 20 yr
2.00% 3/1/41	6,923,896	7,068,447
2.00% 4/1/41	3,122,624	3,172,967
2.00% 5/1/41	6,321,734	6,429,914
Fannie Mae S.F. 30 yr
2.00% 3/1/36	7,787,271	8,077,394
2.00% 11/1/50	8,562,217	8,664,140
2.00% 12/1/50	15,336,400	15,508,054
2.00% 1/1/51	12,593,368	12,726,115
2.00% 2/1/51	8,657,417	8,751,237
2.00% 3/1/51	42,779,011	43,265,658
2.00% 4/1/51	24,733,502	24,989,890
2.50% 1/1/43	2,975,140	3,107,500
2.50% 11/1/50	19,428,546	20,117,425
2.50% 1/1/51	7,708,114	7,979,962
2.50% 2/1/51	4,535,334	4,695,285
2.50% 4/1/51	1,592,900	1,649,077
2.50% 5/1/51	2,235,513	2,314,355
3.00% 10/1/46	9,417,641	9,975,666
3.00% 4/1/47	1,080,591	1,138,725
3.00% 11/1/48	2,920,209	3,063,385
3.00% 10/1/49	4,663,351	4,874,617
3.00% 12/1/49	15,138,269	16,065,622
3.00% 3/1/50	3,441,117	3,618,598
3.00% 6/1/50	4,421,730	4,611,878
3.00% 7/1/50	6,658,092	6,954,753
3.00% 8/1/50	10,510,627	10,980,755
3.00% 9/1/50	4,015,211	4,188,980
3.00% 5/1/51	1,542,568	1,628,011
3.50% 7/1/47	5,039,892	5,427,951
3.50% 1/1/48	2,710,451	2,867,281
3.50% 2/1/48	3,397,807	3,659,219
3.50% 7/1/48	624,144	658,887
3.50% 11/1/48	3,331,498	3,513,564
3.50% 1/1/50	7,348,011	7,736,588
3.50% 3/1/50	3,059,792	3,240,279
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
3.50% 8/1/50	11,015,336	$ 11,740,812
4.00% 4/1/47	1,472,171	1,608,847
4.00% 6/1/48	5,157,511	5,627,838
4.00% 9/1/48	399,654	431,805
4.00% 10/1/48	6,896,778	7,549,649
4.00% 6/1/49	1,671,544	1,807,690
4.50% 6/1/40	369,748	410,477
4.50% 7/1/40	523,649	568,583
4.50% 2/1/41	1,566,988	1,729,464
4.50% 8/1/41	1,220,088	1,361,721
4.50% 10/1/45	1,624,444	1,789,845
4.50% 5/1/46	598,573	664,105
4.50% 4/1/48	518,234	577,389
4.50% 12/1/48	110,742	118,823
4.50% 1/1/49	9,394,137	10,273,223
4.50% 1/1/50	2,730,938	2,968,713
5.00% 7/1/47	1,211,410	1,385,727
5.00% 7/1/49	2,979,149	3,276,522
5.50% 5/1/44	16,924,118	19,585,981
6.00% 6/1/41	2,925,039	3,464,878
6.00% 7/1/41	14,765,512	17,508,379
6.00% 1/1/42	2,430,996	2,880,047
Freddie Mac S.F. 15 yr
1.50% 3/1/36	10,883,749	11,042,236
2.00% 12/1/35	12,673,388	13,142,417
2.00% 4/1/51	6,841,669	6,853,217
3.00% 3/1/35	20,126,025	21,354,496
Freddie Mac S.F. 20 yr
2.00% 3/1/41	7,930,176	8,095,736
2.00% 4/1/41	7,123,029	7,271,740
2.50% 1/1/40	11,199,970	11,608,470
2.50% 6/1/41	13,699,206	14,256,612
Freddie Mac S.F. 30 yr
2.50% 10/1/50	6,136,744	6,417,315
2.50% 2/1/51	19,864,710	20,778,406
2.50% 3/1/51	9,884,898	10,302,867
3.00% 11/1/49	7,107,448	7,421,297
3.00% 12/1/49	2,270,553	2,379,410
3.00% 1/1/50	1,739,240	1,825,978
3.00% 5/1/51	13,340,912	14,347,401
3.50% 12/1/47	1,910,979	2,020,288
3.50% 11/1/48	4,125,864	4,470,239
4.00% 12/1/45	2,090,019	2,301,101
4.00% 7/1/47	510,180	547,375
4.00% 10/1/47	4,567,177	4,895,141
4.50% 7/1/45	3,405,573	3,784,651
4.50% 1/1/49	1,843,760	2,033,026
4.50% 3/1/49	590,134	639,065
4.50% 4/1/49	2,493,922	2,731,028
4.50% 8/1/49	5,102,022	5,618,710
5.50% 9/1/41	4,442,340	5,154,556
•Freddie Mac Stacr Remic Trust
1.19% (LIBOR01M + 1.10%) 3/25/50	307,714	307,754

LVIP Delaware Diversified Income Fund–4

LVIP Delaware Diversified Income Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
•Freddie Mac Stacr Remic Trust (continued)
2.02% (SOFR + 2.00%) 12/25/50	6,500,000	$ 6,560,330
2.04% (LIBOR01M + 1.95%) 10/25/49	1,715,590	1,724,187
•Freddie Mac Stacr Trust 0.84% (LIBOR01M + 0.75%) 10/25/48	463,715	463,715
GNMA I S.F. 30 yr 3.00% 3/15/50	1,637,125	1,703,274
GNMA II S.F. 30 yr
3.00% 7/20/50	12,570,379	13,138,573
3.00% 5/20/51	6,332,363	6,645,383
5.50% 5/20/37	130,744	149,472
Total Agency Mortgage-Backed Securities (Cost $633,535,686)		638,236,134
CORPORATE BONDS–37.46%
Advertising–0.11%
•Advantage Sales & Marketing 6.00% (LIBOR03M + 5.25%) 10/28/27	1,363,653	1,377,535
Clear Channel Outdoor Holdings 7.75% 4/15/28	785,000	822,303
•Terrier Media Buyer 4.09% (LIBOR01M + 4.00%) 12/17/26	931,857	926,676
		3,126,514
Aerospace & Defense–0.38%
Teledyne Technologies
2.25% 4/1/28	3,910,000	3,981,123
2.75% 4/1/31	3,420,000	3,512,845
TransDigm
•2.35% (LIBOR01M + 2.25%) 12/9/25	1,750,023	1,722,827
6.25% 3/15/26	1,583,000	1,670,065
		10,886,860
Agriculture–0.23%
BAT Capital 2.26% 3/25/28	2,835,000	2,813,734
BAT International Finance 1.67% 3/25/26	2,005,000	2,003,876
Kernel Holding 6.50% 10/17/24	855,000	914,252
MHP SE 7.75% 5/10/24	965,000	1,046,600
		6,778,462
Airlines–1.34%
‡Aerovias de Mexico 7.00% 2/5/25	1,265,000	1,002,513
Azul Investments 7.25% 6/15/26	745,000	730,100
Azul Investments LLP 5.88% 10/26/24	800,000	778,000
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Airlines (continued)
Delta Air Lines
7.00% 5/1/25	11,085,000	$ 12,936,065
7.38% 1/15/26	3,314,000	3,888,429
Gol Finance 8.00% 6/30/26	755,000	764,445
•Grupo Aeromexico 12.71% (LIBOR1M + 12.50%) 8/19/22	2,033,874	2,016,179
Mileage Plus Holdings 6.50% 6/20/27	5,965,000	6,567,465
Southwest Airlines
5.13% 6/15/27	4,526,000	5,324,710
5.25% 5/4/25	3,255,000	3,713,872
United Airlines
4.38% 4/15/26	405,000	419,248
4.63% 4/15/29	535,000	553,725
		38,694,751
Auto Manufacturers–1.18%
Ford Motor Credit
2.90% 2/16/28	1,500,000	1,492,890
4.54% 8/1/26	8,815,000	9,586,312
General Motors
5.00% 10/1/28	2,289,000	2,683,681
5.40% 10/2/23	1,300,000	1,431,731
6.13% 10/1/25	1,300,000	1,538,943
6.60% 4/1/36	1,861,000	2,554,308
General Motors Financial
2.35% 1/8/31	1,045,000	1,031,101
4.35% 4/9/25	2,080,000	2,298,385
5.20% 3/20/23	437,000	470,554
5.25% 3/1/26	5,505,000	6,356,547
μ5.70% 9/30/30	2,175,000	2,436,000
Hyundai Capital America 3.50% 11/2/26	875,000	946,874
Kiasr 1.00% 4/16/24	1,120,000	1,125,680
		33,953,006
Auto Parts & Equipment–0.04%
Nemak 3.63% 6/28/31	1,110,000	1,116,327
		1,116,327
Banks–7.75%
Akbank TAS 6.80% 2/6/26	1,135,000	1,196,267
Banco Continental 2.75% 12/10/25	1,695,000	1,671,287
Banco de Bogota 6.25% 5/12/26	755,000	826,733
Banco de Credito e Inversiones 3.50% 10/12/27	925,000	992,072
Banco del Estado de Chile 2.70% 1/9/25	530,000	551,205
μBanco GNB Sudameris 7.50% 4/16/31	1,455,000	1,476,825

LVIP Delaware Diversified Income Fund–5

LVIP Delaware Diversified Income Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
μBanco Industrial 4.88% 1/29/31	1,290,000	$ 1,344,825
μBanco Mercantil del Norte SA 8.38% 10/14/30	880,000	1,063,392
Banco Nacional de Panama 2.50% 8/11/30	360,000	348,671
μBanco Santander Mexico 5.95% 10/1/28	660,000	715,282
μBangkok Bank PCL 5.00% 9/23/25	800,000	842,400
μBank Leumi Le-Israel BM 3.28% 1/29/31	925,000	945,813
μBank of America
1.73% 7/22/27	2,145,000	2,161,498
1.90% 7/23/31	5,600,000	5,444,588
2.68% 6/19/41	8,655,000	8,399,671
2.69% 4/22/32	2,075,000	2,134,749
2.83% 10/24/51	720,000	702,120
3.31% 4/22/42	2,465,000	2,608,217
Bank of China 5.00% 11/13/24	845,000	942,843
Bank of Georgia 6.00% 7/26/23	1,360,000	1,438,336
Bank of Montreal 1.85% 5/1/25	65,000	67,047
μBank of New York Mellon 4.70% 9/20/25	4,870,000	5,314,387
Barclays
μ2.67% 3/10/32	2,020,000	2,030,995
5.20% 5/12/26	5,663,000	6,467,939
μBBVA Bancomer 5.13% 1/18/33	790,000	824,207
BBVA USA 3.88% 4/10/25	2,530,000	2,787,501
BDO Unibank 2.13% 1/13/26	1,465,000	1,507,558
μCitigroup 4.00% 12/10/25	985,000	1,018,244
μCredit Suisse Group
2.59% 9/11/25	3,660,000	3,807,771
4.19% 4/1/31	3,035,000	3,410,820
4.50% 9/3/30	1,565,000	1,553,106
5.25% 2/11/27	1,670,000	1,766,025
7.25% 9/12/25	2,585,000	2,922,342
μDeutsche Bank
3.55% 9/18/31	5,030,000	5,354,271
3.73% 1/14/32	4,715,000	4,798,134
Emirates NBD Bank 2.63% 2/18/25	930,000	971,850
Fifth Third Bancorp
2.55% 5/5/27	3,205,000	3,388,171
3.65% 1/25/24	820,000	878,296
3.95% 3/14/28	2,985,000	3,435,826
Goldman Sachs Group
μ1.99% 1/27/32	6,340,000	6,157,373
μ2.62% 4/22/32	3,485,000	3,560,162
3.50% 4/1/25	3,505,000	3,802,565
Hana Bank 1.25% 12/16/26	1,420,000	1,407,067
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
ICICI Bank 4.00% 3/18/26	980,000	$ 1,059,642
μItau Unibanco Holding 3.88% 4/15/31	870,000	863,484
μJPMorgan Chase & Co.
1.04% 2/4/27	1,370,000	1,347,481
1.95% 2/4/32	1,420,000	1,379,102
2.52% 4/22/31	2,905,000	2,989,225
2.58% 4/22/32	2,175,000	2,232,289
3.11% 4/22/41	1,290,000	1,338,301
3.33% 4/22/52	2,205,000	2,354,526
3.70% 5/6/30	230,000	256,837
4.02% 12/5/24	8,915,000	9,622,201
4.60% 2/1/25	2,405,000	2,492,302
5.00% 8/1/24	2,495,000	2,637,090
μMizrahi Tefahot Bank 3.08% 4/7/31	1,030,000	1,040,300
Morgan Stanley
μ1.59% 5/4/27	2,060,000	2,074,575
μ1.79% 2/13/32	175,000	168,142
μ2.19% 4/28/26	6,680,000	6,935,855
5.00% 11/24/25	4,065,000	4,686,441
μNatwest Group 8.63% 8/15/21	6,095,000	6,139,006
Oversea-Chinese Banking 4.25% 6/19/24	1,220,000	1,327,298
PNC Bank
2.70% 11/1/22	490,000	504,533
4.05% 7/26/28	4,705,000	5,441,605
PNC Financial Services Group 2.60% 7/23/26	5,655,000	6,027,053
QNB Finance 2.63% 5/12/25	2,150,000	2,248,169
μShinhan Financial Group 3.34% 2/5/30	690,000	721,485
SVB Financial Group
1.80% 2/2/31	1,505,000	1,439,563
μ4.10% 2/15/31	4,850,000	4,919,694
Truist Bank
2.25% 3/11/30	4,195,000	4,255,881
μ2.64% 9/17/29	10,165,000	10,643,670
μTruist Financial 4.95% 9/1/25	2,750,000	3,020,875
U.S. Bancorp
1.45% 5/12/25	2,975,000	3,041,786
3.10% 4/27/26	195,000	211,972
3.38% 2/5/24	4,245,000	4,546,295
3.60% 9/11/24	2,640,000	2,877,019
3.95% 11/17/25	4,130,000	4,646,603
U.S. Bank 3.40% 7/24/23	2,360,000	2,500,912
μUBS Group 1.36% 1/30/27	760,000	754,680
UBS Group Funding Switzerland
4.13% 9/24/25	5,765,000	6,431,606
μ7.13% 8/10/21	785,000	788,925
μWells Fargo & Co. 3.90% 3/15/26	4,400,000	4,555,320
		223,560,194

LVIP Delaware Diversified Income Fund–6

LVIP Delaware Diversified Income Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Beverages–0.17%
Anheuser-Busch InBev Worldwide 4.50% 6/1/50	4,090,000	$ 4,977,491
		4,977,491
Biotechnology–0.56%
Biogen 3.15% 5/1/50	5,985,000	5,877,822
Gilead Sciences 4.15% 3/1/47	6,535,000	7,694,887
Regeneron Pharmaceuticals 1.75% 9/15/30	1,555,000	1,473,383
Royalty Pharma 1.75% 9/2/27	1,285,000	1,264,679
		16,310,771
Building Materials–0.19%
Cemex
3.88% 7/11/31	775,000	787,787
μ5.13% 6/8/26	925,000	954,785
Standard Industries
3.38% 1/15/31	2,045,000	1,957,494
5.00% 2/15/27	609,000	630,696
UltraTech Cement 2.80% 2/16/31	1,220,000	1,179,411
		5,510,173
Chemicals–1.27%
•Aruba Investments
4.75% (LIBOR03M + 4.00%) 11/24/27	690,000	691,725
8.50% (LIBOR03M + 7.75%) 11/24/28	690,000	692,298
Equate Petrochemical
2.63% 4/28/28	710,000	717,100
4.25% 11/3/26	820,000	910,200
GC Treasury Center 4.30% 3/18/51	1,175,000	1,284,477
ICL Group 6.38% 5/31/38	735,000	933,450
International Flavors & Fragrances 3.27% 11/15/40	6,330,000	6,497,673
LYB International Finance III 2.88% 5/1/25	4,000	4,244
LyondellBasell Industries 4.63% 2/26/55	5,130,000	6,160,762
Methanex 5.25% 12/15/29	5,515,000	5,942,412
OCP
3.75% 6/23/31	960,000	969,120
4.50% 10/22/25	1,060,000	1,145,898
Olin 5.63% 8/1/29	1,415,000	1,553,387
Orbia Advance 5.88% 9/17/44	785,000	951,820
Phosagro OAO Via Phosagro Bond Funding DAC 3.95% 4/24/23	705,000	733,843
•PQ Term Loan 2.44% (LIBOR03M + 2.25%) 2/7/27	504,147	501,944
SASOL Financing 5.88% 3/27/24	3,620,000	3,866,160
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Chemicals (continued)
Sasol Financing USA 4.38% 9/18/26	1,080,000	$ 1,115,640
Sociedad Quimica y Minera de Chile 3.63% 4/3/23	665,000	694,094
•Solenis Holdings 3.60% (LIBOR01M + 3.50%) 6/26/25	1,174,621	1,173,364
		36,539,611
Coal–0.03%
Indika Energy Capital IV Pte 8.25% 10/22/25	730,000	775,187
		775,187
Commercial Services–0.71%
Ashtead Capital 5.25% 8/1/26	885,000	922,648
•ExamWorks Group 4.25% (LIBOR01M + 3.25%) 7/27/23	1,950,557	1,951,162
Global Payments
2.65% 2/15/25	3,604,000	3,797,288
2.90% 5/15/30	1,124,000	1,171,057
3.20% 8/15/29	2,365,000	2,531,404
Hutama Karya Persero 3.75% 5/11/30	300,000	321,467
International Container Terminal Services 4.75% 6/17/30	1,380,000	1,540,985
Prime Security Services Borrower 6.25% 1/15/28	4,610,000	4,903,887
StoneCo 3.95% 6/16/28	1,580,000	1,575,481
United Rentals North America 3.88% 2/15/31	1,639,000	1,667,683
		20,383,062
Distribution/Wholesale–0.05%
•Hd Supply 3.75% (LIBOR01M + 2.75%) 8/1/24	1,460,802	1,458,523
		1,458,523
Diversified Financial Services–1.47%
AerCap Ireland Capital
1.75% 1/30/26	1,140,000	1,126,622
3.65% 7/21/27	5,100,000	5,448,241
4.50% 9/15/23	860,000	922,157
4.63% 10/15/27	1,405,000	1,573,506
6.50% 7/15/25	2,870,000	3,366,260
Air Lease
2.88% 1/15/26	3,870,000	4,065,950
3.00% 2/1/30	5,465,000	5,543,287
3.38% 7/1/25	1,255,000	1,348,035
μAlly Financial 4.70% 5/15/26	2,410,000	2,496,037
ASG Finance Designated Activity 7.88% 12/3/24	1,201,000	1,170,975
BOC Aviation 1.63% 4/29/24	770,000	776,058

LVIP Delaware Diversified Income Fund–7

LVIP Delaware Diversified Income Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
μCharles Schwab
4.00% 6/1/26	1,875,000	$ 1,954,688
5.38% 6/1/25	4,755,000	5,255,702
Jefferies Group
4.15% 1/23/30	2,135,000	2,390,901
6.45% 6/8/27	893,000	1,112,069
6.50% 1/20/43	750,000	1,034,445
•Russell Investments US Inst'l Holdco 4.00% (LIBOR06M + 3.00%) 5/30/25	447,494	444,558
XP 3.25% 7/1/26	2,555,000	2,526,256
		42,555,747
Electric–3.44%
Abu Dhabi National Energy 2.00% 4/29/28	1,235,000	1,241,916
Adani Electricity Mumbai 3.95% 2/12/30	765,000	762,873
μAES Gener 7.13% 3/26/79	1,115,000	1,193,619
American Transmission Systems 5.25% 1/15/22	3,930,000	4,024,140
Calpine
4.50% 2/15/28	896,000	913,920
5.00% 2/1/31	2,905,000	2,890,475
5.13% 3/15/28	855,000	869,963
•Calpine Corporation
2.11% (LIBOR01M + 2.00%) 4/5/26	588,000	579,980
2.61% (LIBOR01M + 2.50%) 12/16/27	466,515	463,095
CenterPoint Energy
3.85% 2/1/24	821,000	882,757
4.25% 11/1/28	5,198,000	5,975,865
Cikarang Listrindo 4.95% 9/14/26	1,190,000	1,218,322
Clean Renewable Power Mauritius Pte 4.25% 3/25/27	1,510,000	1,534,915
CLP Power Hong Kong Financing 2.88% 4/26/23	545,000	564,560
Comision Federal de Electricidad 4.88% 1/15/24	251,000	272,965
μDuke Energy 4.88% 9/16/24	4,665,000	4,956,562
Duke Energy Indiana 3.25% 10/1/49	2,480,000	2,619,632
μElectricite de France 2.88% 12/15/26	3,000,000	3,665,633
Entergy Arkansas 4.20% 4/1/49	1,930,000	2,342,588
Entergy Louisiana 4.95% 1/15/45	545,000	597,550
Entergy Mississippi 3.85% 6/1/49	2,400,000	2,758,757
Entergy Texas 3.55% 9/30/49	1,380,000	1,466,247
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Evergy Kansas Central 3.45% 4/15/50	2,250,000	$ 2,465,013
FirstEnergy Transmission 4.55% 4/1/49	1,675,000	1,964,545
•Hamilton Projects Acquiror 4.90% (LIBOR03M + 4.75%) 6/17/27	1,290,790	1,276,591
Infraestructura Energetica Nova
3.75% 1/14/28	290,000	311,750
4.88% 1/14/48	755,000	772,931
Israel Electric 5.00% 11/12/24	510,000	569,930
Kallpa Generacion 4.13% 8/16/27	1,385,000	1,421,370
Louisville Gas and Electric 4.25% 4/1/49	5,265,000	6,482,117
Minejesa Capital 5.63% 8/10/37	745,000	806,463
Mong Duong Finance Holdings 5.13% 5/7/29	1,647,000	1,651,118
Oryx Funding 5.80% 2/3/31	1,225,000	1,292,522
Pacific Gas and Electric
2.10% 8/1/27	925,000	898,345
2.50% 2/1/31	1,365,000	1,279,751
3.25% 6/1/31	825,000	811,243
3.30% 8/1/40	2,275,000	2,054,491
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
3.88% 7/17/29	1,120,000	1,184,400
4.13% 5/15/27	475,000	515,138
5.25% 5/15/47	528,000	593,208
PG&E 5.25% 7/1/30	4,830,000	4,875,885
Saudi Electricity Global Sukuk4 4.22% 1/27/24	1,135,000	1,228,638
μSempra Energy 4.88% 10/15/25	1,970,000	2,137,450
Southern California Edison
3.65% 2/1/50	3,245,000	3,245,275
4.00% 4/1/47	1,745,000	1,835,568
4.88% 3/1/49	4,680,000	5,537,291
Southwestern Electric Power 4.10% 9/15/28	8,995,000	10,227,575
•Vistra Operations Company 1.85% (LIBOR01M + 1.75%) 12/31/25	1,970,180	1,955,404
		99,190,346
Energy-Alternate Sources–0.12%
Globeleq Mesoamerica Energy 6.25% 4/26/29	1,075,000	1,162,344
Greenko Solar Mauritius 5.95% 7/29/26	1,185,000	1,275,835
UEP Penonome II 6.50% 10/1/38	1,010,619	1,030,841
		3,469,020

LVIP Delaware Diversified Income Fund–8

LVIP Delaware Diversified Income Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Engineering & Construction–0.43%
μAbertis Infraestructuras Finance BV 3.25% 11/24/25	3,000,000	$ 3,677,308
@Aeropuertos Argentina 2000 6.88% 2/1/27	1,410,058	1,219,714
ATP Tower Holdings/ Andean Tower Partners Colombia SAS / Andean Telecom Par 4.05% 4/27/26	990,000	1,017,720
^Bioceanico Sovereign Certificate 0.00% 6/5/34	1,404,068	1,035,501
IHS Netherlands Holdco 7.13% 3/18/25	1,275,000	1,329,187
PowerTeam Services 9.03% 12/4/25	3,210,000	3,531,000
^Rutas 2 and 7 Finance 0.00% 9/30/36	1,040,000	751,400
		12,561,830
Entertainment–0.25%
•Penn National Gaming 2.35% (LIBOR01M + 2.25%) 10/15/25	1,247,755	1,243,238
Scientific Games International 8.25% 3/15/26	2,875,000	3,083,380
Six Flags Entertainment 4.88% 7/31/24	2,345,000	2,368,450
•Stars Group Holdings 3.65% (LIBOR03M + 3.50%) 7/10/25	396,227	396,279
		7,091,347
Food–0.20%
JBS Investments II GmbH 5.75% 1/15/28	845,000	903,913
NBM US Holdings 6.63% 8/6/29	920,000	1,033,620
Pilgrim's Pride 5.88% 9/30/27	2,431,000	2,589,015
Ulker Biskuvi Sanayi 6.95% 10/30/25	1,115,000	1,209,374
		5,735,922
Food Service–0.03%
•Aramark Services 1.85% (LIBOR01M + 1.75%) 3/11/25	979,296	967,867
		967,867
Forest Products & Paper–0.49%
Georgia-Pacific
1.75% 9/30/25	1,770,000	1,815,267
2.10% 4/30/27	1,405,000	1,449,845
2.30% 4/30/30	3,765,000	3,845,506
8.00% 1/15/24	5,305,000	6,282,348
Suzano Austria 3.13% 1/15/32	825,000	817,055
		14,210,021
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Gas–0.04%
ENN Energy Holdings 2.63% 9/17/30	1,120,000	$ 1,117,323
		1,117,323
Health Care Services–0.59%
Auna 6.50% 11/20/25	1,280,000	1,321,613
Centene
3.38% 2/15/30	1,980,000	2,069,734
5.38% 8/15/26	1,645,000	1,719,025
HCA 7.58% 9/15/25	80,000	96,400
•Heartland Dental 3.60% (LIBOR01M + 3.50%) 4/30/25	1,597,657	1,577,686
New York and Presbyterian Hospital 4.06% 8/1/56	1,630,000	2,031,888
Rede D'or Finance Sarl 4.50% 1/22/30	1,245,000	1,276,125
Tenet Healthcare
4.25% 6/1/29	3,400,000	3,442,500
6.13% 10/1/28	2,760,000	2,941,166
Universal Health Services 5.00% 6/1/26	485,000	497,125
		16,973,262
Housewares–0.04%
Turkiye Sise ve Cam Fabrikalari 6.95% 3/14/26	1,065,000	1,182,150
		1,182,150
Insurance–0.48%
•Acrisure 3.60% (LIBOR03M + 3.00%) 2/15/27	870,167	860,013
AIA Group 3.38% 4/7/30	705,000	776,649
Brighthouse Financial 5.63% 5/15/30	1,610,000	1,958,947
GTCR AP Finance 8.00% 5/15/27	798,000	849,870
μMetLife 3.85% 9/15/25	2,875,000	3,022,344
Prudential Financial 3.70% 3/13/51	3,275,000	3,733,982
•Ryan Specialty Group 3.75% (LIBOR01M + 3.00%) 9/1/27	1,141,375	1,140,302
Sagicor Financial 5.30% 5/13/28	1,245,000	1,288,575
•USI 3.40% (LIBOR03M + 3.25%) 12/2/26	342,734	339,368
		13,970,050
Internet–0.28%
Alibaba Group Holding 2.70% 2/9/41	1,390,000	1,327,624
Amazon.com
1.20% 6/3/27	1,155,000	1,151,354
1.50% 6/3/30	1,865,000	1,823,065

LVIP Delaware Diversified Income Fund–9

LVIP Delaware Diversified Income Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Internet (continued)
B2W Digital Lux Sarl 4.38% 12/20/30	1,550,000	$ 1,553,100
JD.com 3.88% 4/29/26	980,000	1,080,574
Prosus 3.83% 2/8/51	1,150,000	1,070,169
		8,005,886
Iron & Steel–0.12%
CSN Inova Ventures 6.75% 1/28/28	935,000	1,034,110
Metinvest 7.65% 10/1/27	1,143,000	1,265,872
Vale Overseas 3.75% 7/8/30	1,065,000	1,133,906
		3,433,888
Leisure Time–0.21%
Carnival 7.63% 3/1/26	3,339,000	3,626,989
Royal Caribbean Cruises 5.50% 4/1/28	2,400,000	2,513,520
		6,140,509
Lodging–0.21%
MGM China Holdings 4.75% 2/1/27	970,000	988,653
MGM Resorts International 4.75% 10/15/28	2,290,000	2,433,125
Sands China
3.80% 1/8/26	750,000	800,977
4.38% 6/18/30	940,000	1,016,300
Wynn Macau 5.63% 8/26/28	820,000	854,850
		6,093,905
Machinery Construction & Mining–0.00%
Caterpillar 2.60% 4/9/30	50,000	53,294
		53,294
Machinery Diversified–0.16%
•Granite Holdings US Acquisition 4.15% (LIBOR03M + 4.00%) 9/30/26	274,773	275,460
•Ingersoll Rand Company Limited 1.85% (LIBOR01M + 1.75%) 3/1/27	1,480,001	1,461,915
Otis Worldwide
3.11% 2/15/40	2,354,000	2,433,014
3.36% 2/15/50	406,000	427,322
		4,597,711
Media–2.68%
Altice Financing 5.00% 1/15/28	3,540,000	3,469,802
=Century Communication 9.50% 3/1/49	2,500,000	0
Charter Communications Operating
3.70% 4/1/51	4,060,000	4,015,610
4.46% 7/23/22	5,555,000	5,751,029
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
Charter Communications Operating (continued)
4.80% 3/1/50	1,635,000	$ 1,877,877
4.91% 7/23/25	760,000	861,012
5.05% 3/30/29	5,770,000	6,815,473
Comcast
3.20% 7/15/36	3,645,000	3,910,650
3.70% 4/15/24	7,050,000	7,644,778
3.75% 4/1/40	835,000	941,279
CSC Holdings
•2.57% (LIBOR01M + 2.50%) 4/15/27	780,125	771,902
4.63% 12/1/30	1,680,000	1,648,265
Discovery Communications
4.00% 9/15/55	1,005,000	1,063,698
4.13% 5/15/29	11,195,000	12,534,363
5.20% 9/20/47	1,755,000	2,181,095
Time Warner Cable 7.30% 7/1/38	5,775,000	8,433,970
Time Warner Entertainment 8.38% 3/15/23	2,495,000	2,819,335
ViacomCBS
4.38% 3/15/43	5,775,000	6,682,004
4.95% 1/15/31	3,745,000	4,513,918
VTR Comunicaciones 4.38% 4/15/29	1,265,000	1,264,874
		77,200,934
Metal Fabricate & Hardware–0.07%
HTA Group 7.00% 12/18/25	1,395,000	1,483,973
•Zekelman Industries 2.09% (LIBOR01M + 2.00%) 1/24/27	543,634	537,181
		2,021,154
Mining–0.99%
AngloGold Ashanti Holdings 3.75% 10/1/30	1,105,000	1,139,012
First Quantum Minerals
6.88% 10/15/27	670,000	730,099
7.50% 4/1/25	4,595,000	4,767,312
Gold Fields Orogen Holdings 6.13% 5/15/29	1,260,000	1,491,588
Minera Mexico 4.50% 1/26/50	695,000	777,531
Nacional del Cobre de Chile
3.15% 1/14/30	525,000	550,685
4.25% 7/17/42	200,000	225,663
Newmont
2.25% 10/1/30	5,170,000	5,155,877
2.80% 10/1/29	7,585,000	7,991,339
Vedanta Resources Finance II 8.95% 3/11/25	4,675,000	4,583,838
Volcan Cia Minera 4.38% 2/11/26	1,135,000	1,123,650
		28,536,594

LVIP Delaware Diversified Income Fund–10

LVIP Delaware Diversified Income Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas–2.33%
μBP Capital Markets 4.88% 3/22/30	4,840,000	$ 5,314,320
Chevron 3.90% 11/15/24	2,320,000	2,545,152
CNX Resources 6.00% 1/15/29	5,325,000	5,757,496
Ecopetrol
5.38% 6/26/26	560,000	617,456
6.88% 4/29/30	1,175,000	1,418,237
Energean Israel Finance 4.88% 3/30/26	745,000	762,709
Equinor 1.75% 1/22/26	1,235,000	1,271,757
Gazprom PJSC via Gaz Finance 3.25% 2/25/30	1,055,000	1,049,746
Geopark 5.50% 1/17/27	1,450,000	1,464,515
KazMunayGas National 6.38% 10/24/48	481,000	636,909
Lukoil Securities 3.88% 5/6/30	1,220,000	1,289,735
Marathon Oil 4.40% 7/15/27	14,575,000	16,507,850
Murphy Oil 5.88% 12/1/27	4,950,000	5,166,315
Oil and Gas Holding 7.63% 11/7/24	404,000	451,765
PDC Energy 5.75% 5/15/26	2,280,000	2,381,870
Pertamina Persero 3.65% 7/30/29	410,000	437,123
Petrobras Global Finance 6.75% 6/3/50	630,000	735,525
Petroleos Mexicanos
6.50% 3/13/27	244,000	257,542
6.50% 1/23/29	3,984,000	4,095,930
6.75% 9/21/47	576,000	509,760
Petronas Capital 3.50% 4/21/30	500,000	547,684
PTTEP Treasury Center 2.59% 6/10/27	1,230,000	1,273,800
Qatar Petroleum 0.01% 7/12/31	1,630,000	1,612,673
SA Global Sukuk 2.69% 6/17/31	790,000	799,796
Saudi Arabian Oil
1.63% 11/24/25	200,000	201,900
3.50% 11/24/70	735,000	712,893
4.25% 4/16/39	1,080,000	1,208,064
Southwestern Energy 7.75% 10/1/27	4,000,000	4,339,960
Tengizchevroil Finance International 2.63% 8/15/25	892,000	915,024
Tullow Oil 10.25% 5/15/26	1,700,000	1,783,810
YPF 6.95% 7/21/27	1,800,000	1,267,920
		67,335,236
Packaging & Containers–0.06%
Klabin Austria 5.75% 4/3/29	835,000	952,994
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Packaging & Containers (continued)
•Reynolds Group Holdings 3.35% (LIBOR01M + 3.25%) 2/5/26	912,180	$ 905,667
		1,858,661
Pharmaceuticals–1.73%
AbbVie
2.95% 11/21/26	5,100,000	5,482,226
4.05% 11/21/39	6,371,000	7,399,443
Bausch Health 6.25% 2/15/29	6,130,000	6,062,876
•Change Healthcare Holdings 3.50% (LIBOR01M + 2.50%) 3/1/24	486,501	485,868
CVS Health
1.88% 2/28/31	615,000	596,524
3.75% 4/1/30	1,535,000	1,717,773
4.30% 3/25/28	9,949,000	11,430,473
4.78% 3/25/38	2,055,000	2,528,156
5.05% 3/25/48	65,000	84,427
•Prestige Brands 2.15% (LIBOR01M + 2.00%) 1/26/24	711,282	711,396
Takeda Pharmaceutical
2.05% 3/31/30	2,480,000	2,460,364
3.03% 7/9/40	1,845,000	1,862,405
3.18% 7/9/50	1,845,000	1,864,635
Teva Pharmaceutical Finance Netherlands 6.75% 3/1/28	1,445,000	1,582,275
Upjohn
1.65% 6/22/25	595,000	601,825
2.30% 6/22/27	495,000	505,267
2.70% 6/22/30	3,640,000	3,680,702
4.00% 6/22/50	845,000	893,612
		49,950,247
Pipelines–2.33%
Abu Dhabi Crude Oil Pipeline 4.60% 11/2/47	780,000	919,386
Crestwood Midstream Partners 6.00% 2/1/29	3,383,000	3,543,692
Energy Transfer Operating
5.25% 4/15/29	1,820,000	2,149,729
6.25% 4/15/49	8,940,000	11,731,482
Enterprise Products Operating 3.20% 2/15/52	8,295,000	8,228,972
Galaxy Pipeline Assets Bidco
2.63% 3/31/36	1,370,000	1,343,862
2.94% 9/30/40	1,380,000	1,369,803
KazTransGas JSC 4.38% 9/26/27	1,957,000	2,172,466
Kinder Morgan 3.60% 2/15/51	2,360,000	2,402,060
MPLX
1.75% 3/1/26	1,290,000	1,303,908
4.13% 3/1/27	3,915,000	4,374,608

LVIP Delaware Diversified Income Fund–11

LVIP Delaware Diversified Income Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
NuStar Logistics
5.63% 4/28/27	420,000	$ 449,770
6.38% 10/1/30	4,436,000	4,901,336
ONEOK 7.50% 9/1/23	5,305,000	5,975,003
Sabine Pass Liquefaction
5.63% 3/1/25	3,420,000	3,908,846
5.75% 5/15/24	5,868,000	6,584,983
Tennessee Gas Pipeline 2.90% 3/1/30	4,768,000	4,946,660
Transportadora de Gas del Sur 6.75% 5/2/25	880,000	822,800
		67,129,366
Real Estate–0.23%
Goodman HK Finance 4.38% 6/19/24	1,010,000	1,094,309
Inmobiliaria Vesta 3.63% 5/13/31	1,370,000	1,392,263
Kaisa Group Holdings 9.38% 6/30/24	1,180,000	1,113,922
Longfor Group Holdings 3.95% 9/16/29	915,000	986,236
Shimao Group Holdings 5.60% 7/15/26	1,075,000	1,128,939
Yuzhou Group Holdings 7.70% 2/20/25	945,000	808,474
		6,524,143
Real Estate Investment Trusts–0.44%
Crown Castle International
3.80% 2/15/28	5,075,000	5,638,732
4.30% 2/15/29	2,155,000	2,478,452
CubeSmart
3.00% 2/15/30	2,272,000	2,380,150
3.13% 9/1/26	1,825,000	1,950,367
MGM Growth Properties Operating Partnership 5.75% 2/1/27	265,000	294,844
		12,742,545
Retail–0.05%
Future Retail 5.60% 1/22/25	905,000	681,013
Grupo Axo 5.75% 6/8/26	810,000	808,971
		1,489,984
Semiconductors–0.40%
NXP
2.70% 5/1/25	345,000	363,844
4.30% 6/18/29	739,000	847,279
4.88% 3/1/24	6,435,000	7,083,661
5.55% 12/1/28	845,000	1,037,671
SK Hynix
1.50% 1/19/26	1,115,000	1,099,858
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Semiconductors (continued)
SK Hynix (continued)
2.38% 1/19/31	1,125,000	$ 1,095,447
		11,527,760
Software–0.26%
•Banff Merger Sub 3.85% (LIBOR01M + 3.75%) 10/2/25	895,744	890,145
•Camelot U.S. Acquisition 4.00% (LIBOR01M + 3.00%) 10/30/26	1,233,800	1,233,800
Oracle
2.88% 3/25/31	2,695,000	2,803,011
3.65% 3/25/41	2,500,000	2,650,892
		7,577,848
Telecommunications–2.94%
Altice France Holding 6.00% 2/15/28	2,400,000	2,389,920
AT&T
3.10% 2/1/43	2,337,000	2,289,911
3.50% 6/1/41	2,994,000	3,110,067
3.50% 9/15/53	2,960,000	2,973,825
Connect Finco
•4.50% (LIBOR01M + 3.50%) 12/11/26	1,292,638	1,293,452
6.75% 10/1/26	3,520,000	3,722,400
@Digicel Group 10.00% 4/1/24	782,445	754,707
Front Range BidCo 6.13% 3/1/28	1,465,000	1,496,131
Level 3 Financing 3.63% 1/15/29	2,200,000	2,123,000
•Numericable Group 2.94% (LIBOR03M + 2.75%) 7/31/25	856,204	840,861
Ooredoo International Finance 5.00% 10/19/25	605,000	695,871
Sable International Finance 5.75% 9/7/27	545,000	573,449
Sprint Spectrum 4.74% 3/20/25	1,996,875	2,142,367
Telefonica Celular del Paraguay 5.88% 4/15/27	870,000	913,500
T-Mobile USA
1.50% 2/15/26	1,520,000	1,531,613
2.55% 2/15/31	1,070,000	1,081,984
3.00% 2/15/41	2,650,000	2,617,326
3.50% 4/15/25	1,750,000	1,896,729
3.75% 4/15/27	2,405,000	2,657,525
3.88% 4/15/30	6,025,000	6,734,865
Turk Telekomunikasyon 6.88% 2/28/25	1,295,000	1,428,592
Turkcell Iletisim Hizmetleri 5.80% 4/11/28	1,300,000	1,383,244

LVIP Delaware Diversified Income Fund–12

LVIP Delaware Diversified Income Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
VEON Holdings BV 3.38% 11/25/27	1,410,000	$ 1,418,460
Verizon Communications
2.10% 3/22/28	1,045,000	1,066,856
2.55% 3/21/31	2,055,000	2,100,467
3.40% 3/22/41	1,835,000	1,941,141
3.55% 3/22/51	1,800,000	1,923,060
4.50% 8/10/33	12,400,000	14,817,604
Vmed O2 UK Financing 4.25% 1/31/31	3,560,000	3,497,568
Vodafone Group
4.25% 9/17/50	2,090,000	2,441,132
4.88% 6/19/49	8,605,000	10,853,094
		84,710,721
Transportation–0.10%
Lima Metro Line 2 Finance 4.35% 4/5/36	1,100,000	1,137,400
Union Pacific 3.25% 2/5/50	1,605,000	1,692,676
		2,830,076
Trucking & Leasing–0.18%
DAE Funding
1.55% 8/1/24	300,000	299,391
3.38% 3/20/28	4,870,000	4,977,530
		5,276,921
Water–0.10%
Essential Utilities
2.70% 4/15/30	1,345,000	1,395,501
3.35% 4/15/50	1,315,000	1,358,539
		2,754,040
Total Corporate Bonds (Cost $1,024,983,102)		1,080,887,240
LOAN AGREEMENTS–3.37%
•Altice France 4.15% (LIBOR03M + 4.00%) 8/14/26	346,125	345,197
•American Airlines 2.07% (LIBOR03M + 2.00%) 12/15/23	845,264	824,133
•Applied Systems
3.75% (LIBOR01M + 3.25%) 9/19/24	1,555,646	1,551,571
6.50% (LIBOR03M + 5.50%) 9/19/25	4,228,830	4,277,461
•Aramark Services 2.60% (LIBOR01M + 2.50%) 4/6/28	698,250	694,410
•Array Technologies 3.75% (LIBOR03M + 3.25%) 10/14/27	1,035,037	1,009,596
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•AssuredPartners 3.60% (LIBOR01M + 3.50%) 2/12/27	305,809	$ 304,069
•Avantor Funding 3.25% (LIBOR01M + 2.25%) 11/8/27	1,601,950	1,601,277
Ball Metalpack 4.64% (LIBOR03M + 4.50%) 7/31/26	213,000	207,319
•Bausch Health Companies 3.10% (LIBOR01M + 3.00%) 6/2/25	620,445	617,578
•Berry Global 1.83% (LIBOR01M + 1.75%) 7/1/26	1,372,232	1,360,938
BW Gas & Convenience Holdings 4.00% (LIBOR01M + 2.75%) 3/17/28	2,140,000	2,137,325
•BWAY Holding Company 3.35% (LIBOR01M + 3.25%) 4/3/24	479,867	467,947
•Caesars Resort Collection 4.60% (LIBOR01M + 4.50%) 7/21/25	545,601	546,965
•Carnival Corporation 3.75% (LIBOR01M + 3.00%) 6/30/25	942,875	964,486
•Charter Communications Operating 1.86% (LIBOR01M + 1.75%) 2/1/27	1,146,745	1,138,144
•Chemours Company 1.86% (LIBOR03M + 1.75%) 4/3/25	1,807,635	1,786,920
•CityCenter Holdings 3.00% (LIBOR03M + 2.25%) 4/18/24	1,347,414	1,335,624
CoreLogic 4.00% (LIBOR01M + 2.75%) 6/2/28	975,000	971,587
•CSC Holdings 2.32% (LIBOR01M + 2.25%) 7/17/25	777,600	765,936
•DaVita 1.85% (LIBOR01M + 1.75%) 8/12/26	1,612,344	1,601,832
•EFS Cogen Holdings I 4.50% (LIBOR03M + 3.50%) 10/1/27	1,224,880	1,222,688
•Ensemble 3.94% (LIBOR03M + 3.75%) 8/3/26	776,180	776,343
•Epicor Software Corporation
4.00% (LIBOR01M + 3.25%) 7/30/27	2,575,537	2,571,571
8.75% (LIBOR01M + 7.75%) 7/31/28	1,500,000	1,547,820
•Frontier Communications 4.50% (LIBOR01M + 3.75%) 5/1/28	3,396,000	3,396,000

LVIP Delaware Diversified Income Fund–13

LVIP Delaware Diversified Income Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Gainwell Acquisition 4.75% (LIBOR01M + 4.00%) 10/1/27	2,279,287	$ 2,284,416
•Garda World Security Corporation 4.35% (LIBOR01M + 4.25%) 10/30/26	383,943	385,452
•Gentiva Health Services 2.88% (LIBOR01M + 2.75%) 7/2/25	1,606,577	1,602,062
•Global Medical Response 5.75% (LIBOR03M + 4.75%) 10/2/25	2,230,170	2,238,533
•Gray Television 2.34% (LIBOR03M + 2.25%) 2/7/24	1,592,396	1,583,446
=^Grupo Aeromexico 0.00% 8/19/22	2,340,715	2,340,715
Heartland Dental 4.07% (LIBOR01M + 4.00%) 4/30/25	630,000	628,425
•Hilton Worldwide Finance 1.84% (LIBOR01M + 1.75%) 6/22/26	188,754	187,069
•Hub International Limited 2.93% (LIBOR01M + 2.75%) 4/25/25	962,519	951,344
Informatica
•3.35% (LIBOR01M + 3.25%) 2/25/27	1,217,064	1,208,629
7.13% (LIBOR03M + 7.12%) 2/25/25	1,935,000	1,973,700
•IQVIA 1.90% (LIBOR01M + 1.75%) 6/11/25	1,440,450	1,430,669
•JBS Lux 2.10% (LIBOR01M + 2.00%) 5/1/26	381,225	379,834
•Kenan Advantage Group 4.50% (LIBOR01M + 3.75%) 3/24/26	940,275	940,566
^Magenta Buyer 0.00% 5/3/28	1,150,000	1,148,850
•MedRisk 4.50% (LIBOR01M + 3.75%) 5/10/28	995,000	994,582
•Michaels Companies 5.00% (LIBOR01M + 4.25%) 4/15/28	990,014	993,618
•Mileage Plus Holdings 6.25% (LIBOR03M + 5.25%) 6/21/27	2,150,000	2,294,394
•ON Semiconductor Corporation 2.10% (LIBOR01M + 2.00%) 9/19/26	1,682,807	1,675,706
Organon & Co. 3.50% (LIBOR03M + 3.00%) 6/2/28	4,410,000	4,412,778
•Pacific Gas & Electric Company 3.50% (LIBOR03M + 3.00%) 6/23/25	1,831,934	1,805,609
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Peraton Holding 4.50% (LIBOR01M + 3.75%) 2/1/28	2,134,650	$ 2,139,090
PQ Corporation 3.25% (LIBOR01M + 2.75%) 5/26/28	700,000	699,419
Prestige Brands 2.15% (LIBOR01M + 2.00%) 6/11/28	675,000	675,284
•Pretium PKG Holdings 4.75% (LIBOR03M + 4.00%) 11/5/27	1,144,250	1,145,966
•Prime Security Services Borrower 3.50% (LIBOR01M + 2.75%) 9/23/26	826,987	826,086
^Proofpoint 0.00% 6/9/28	1,565,000	1,555,422
•RealPage 3.75% (LIBOR01M + 3.25%) 4/24/28	2,000,000	1,993,000
•Scientific Games International 2.85% (LIBOR01M + 2.75%) 8/14/24	1,005,700	998,157
•Sinclair Television Group 3.11% (LIBOR01M + 3.00%) 4/1/28	888,132	879,251
•Spirit Aerosystems 6.00% (LIBOR01M + 5.25%) 1/15/25	1,487,525	1,495,587
•SS&C European Holdings 1.85% (LIBOR01M + 1.75%) 4/16/25	432,869	427,458
•SS&C Technologies 1.85% (LIBOR01M + 1.75%) 4/16/25	569,742	562,620
•Tecta America 9.25% (LIBOR01M + 8.50%) 4/1/29	770,000	766,150
•Tecta America Corp. 5.00% (LIBOR01M + 4.25%) 4/1/28	573,527	574,244
•Telenet Financing 2.07% (LIBOR01M + 2.00%) 4/30/28	1,480,000	1,458,540
•Titan Acquisition Limited 3.17% (LIBOR03M + 3.00%) 3/28/25	358	351
TricorBraun Holdings
•4.75% (LIBOR01M + 3.75%) 3/3/28	808,210	801,849
✠•4.75% (LIBOR01M + 3.25%) 3/3/28	181,790	180,360
Ultimate Software Group
•3.85% (LIBOR03M + 3.75%) 5/4/26	3,955,359	3,955,755
•4.00% (LIBOR01M + 3.25%) 5/4/26	4,548,750	4,551,388
•United Rentals 1.85% (LIBOR03M + 1.75%) 10/31/25	121,562	122,018

LVIP Delaware Diversified Income Fund–14

LVIP Delaware Diversified Income Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•USI 3.15% (LIBOR01M + 3.00%) 5/16/24	1,156,661	$ 1,145,280
•Vertical Midco 4.48% (LIBOR01M + 4.25%) 7/30/21	1,295,436	1,295,980
•Vision Solutions 5.00% (LIBOR01M + 4.25%) 4/24/28	2,740,000	2,734,520
•Whole Earth Brands 5.50% (LIBOR01M + 4.50%) 2/5/28	777,443	772,584
Total Loan Agreements (Cost $96,480,449)		97,241,493
MUNICIPAL BOND–0.01%
South Carolina Public Service Authority Series D 4.77% 12/1/45	340,000	426,748
Total Municipal Bond (Cost $381,712)		426,748
NON-AGENCY ASSET-BACKED SECURITIES–3.63%
American Tower Trust Series 13 2A 3.07% 3/15/48	3,070,000	3,084,718
•Apex Credit CLO Series 2018-1A A2 1.21% (LIBOR03M + 1.03%) 4/25/31	6,200,000	6,161,802
•Atlas Senior Loan Fund X Series 2018-10A A 1.27% (LIBOR03M + 1.09%) 1/15/31	3,339,487	3,324,436
•CFIP CLO Series 2017-1A A 1.41% (LIBOR03M + 1.22%) 1/18/30	6,300,000	6,284,603
φCiticorp Residential Mortgage Trust Series 2006-3 A5 5.07% 11/25/36	996,549	1,020,916
Diamond Infrastructure Funding Series 2021-1A A 1.76% 4/15/49	9,000,000	8,955,462
Dominos Pizza 2.66% 4/25/51	15,000,000	15,520,350
Ford Credit Auto Lease Trust Series 2021-A B 0.47% 5/15/24	2,500,000	2,499,309
Ford Credit Auto Owner Trust Series 2021-A B 0.70% 10/15/26	240,000	238,611
•Galaxy XXI CLO Series 2015-21A AR 1.21% (LIBOR03M + 1.02%) 4/20/31	3,000,000	3,000,798
GM Financial Leasing Trust Series 2021-1 B 0.54% 2/20/25	360,000	359,675
Hardee's Funding Series 2018-1A A2II 4.96% 6/20/48	1,215,625	1,288,964
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
HOA Funding Series 2014-1A A2 4.85% 8/20/44	4,238,500	$ 4,214,213
•KKR Financial CLO Series 2013-1A A1R 1.47% (LIBOR03M + 1.29%) 4/15/29	3,000,000	3,000,585
•Man GLG US CLO Series 2018-1A A1R 1.33% (LIBOR03M + 1.14%) 4/22/30	8,200,000	8,197,269
•Mariner CLO Series 2018-5A A 1.29% (LIBOR03M + 1.11%) 4/25/31	4,600,000	4,599,995
Mercedes-Benz Auto Lease Trust Series 2020-A A2 1.82% 3/15/22	38,771	38,798
Mercedes-Benz Master Owner Trust Series 2019-BA A 2.61% 5/15/24	1,000,000	1,020,692
•Midocean Credit CLO Series 2018-9A A1 1.34% (LIBOR03M + 1.15%) 7/20/31	3,000,000	3,000,315
PFS Financing
Series 2020-G A 0.97% 2/15/26	5,000,000	5,034,076
Series 2021-A A 0.71% 4/15/26	3,550,000	3,547,169
•Saranac ClO VII Series 2014-2A A1AR 1.39% (LIBOR03M + 1.23%) 11/20/29	2,951,849	2,951,923
•Steele Creek CLO Series 2017-1A A 1.43% (LIBOR03M + 1.25%) 10/15/30	2,000,000	1,994,922
Taco Bell Funding Series 2016-1A A2II 4.38% 5/25/46	1,680,000	1,689,274
•Towd Point Mortgage Trust
3.25% 6/25/57	1,505,000	1,592,296
Series 2015-5 A1B 2.75% 5/25/55	25,484	25,482
Series 2015-6 A1B 2.75% 4/25/55	170,771	171,455
Series 2016-1 A1B 2.75% 2/25/55	52,627	52,713
Series 2016-2 A1 3.00% 8/25/55	149,341	150,803
Series 2016-3 A1 2.25% 4/25/56	140,576	141,089
Series 2017-1 A1 2.75% 10/25/56	257,795	261,741
Series 2017-2 A1 2.75% 4/25/57	144,120	146,128
Series 2018-1 A1 3.00% 1/25/58	647,515	664,630

LVIP Delaware Diversified Income Fund–15

LVIP Delaware Diversified Income Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Trafigura Securitisation Finance Series 2018-1A A1 0.80% (LIBOR01M + 0.73%) 3/15/22	3,340,000	$ 3,340,191
UNIFY Auto Receivables Trust Series 2021-1A A3 0.51% 6/16/25	3,300,000	3,300,446
•Venture 42 CLO Series 2021-42A A1A 1.31% (LIBOR03M + 1.13%) 4/15/34	3,370,000	3,370,570
Volkswagen Auto Lease Trust Series 2020-A A4 0.45% 7/21/25	650,000	650,372
Total Non-Agency Asset-Backed Securities (Cost $104,171,538)		104,896,791
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–1.45%
Citicorp Mortgage Securities Trust Series 2006-3 1A9 5.75% 6/25/36	39,570	40,506
•Flagstar Mortgage Trust 2.50% 4/25/51	1,172,397	1,202,013
♦Freddie Mac REMICs 3.00% 6/25/27	2,545,000	2,733,980
•FREMF Mortgage Trust
3.61% 6/25/46	2,400,000	2,502,053
4.72% 1/25/47	1,500,000	1,625,220
•GS Mortgage-Backed Securities Corp Trust 2.50% 9/25/51	4,917,506	5,028,081
•JP Morgan Mortgage Trust
3.00% 12/25/50	3,671,139	3,736,460
Series 2017-1 B3 3.50% 1/25/47	1,619,011	1,661,931
Series 2020-2 A3 3.50% 7/25/50	446,661	455,675
Series 2020-7 A3 3.00% 1/25/51	1,442,702	1,472,213
Series 2021-1 A3 2.50% 6/25/51	2,034,874	2,071,756
•JPMorgan Mortgage Trust
Series 2014-2 B1 3.42% 6/25/29	363,548	380,077
Series 2014-2 B2 3.42% 6/25/29	135,889	140,905
Series 2015-1 B2 2.12% 12/25/44	1,097,838	1,113,171
Series 2015-4 B1 3.59% 6/25/45	806,275	835,779
Series 2015-4 B2 3.59% 6/25/45	578,414	596,683
Series 2015-5 B2 2.46% 5/25/45	1,029,282	1,041,004
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•JPMorgan Mortgage Trust (continued)
Series 2015-6 B1 3.53% 10/25/45	537,888	$ 555,137
Series 2015-6 B2 3.53% 10/25/45	521,079	535,618
Series 2016-4 B1 3.83% 10/25/46	449,847	471,968
Series 2016-4 B2 3.83% 10/25/46	827,665	863,313
Series 2017-2 A3 3.50% 5/25/47	227,291	231,883
•Morgan Stanley Residential Mortgage Loan Trust Series 2020-1 A2A 2.50% 12/25/50	918,247	932,021
•New Residential Mortgage Loan Trust Series 2018-RPL1 A1 3.50% 12/25/57	515,437	534,864
•RCKT Mortgage Trust Series 2021-1 A1 2.50% 3/25/51	1,717,604	1,746,588
•Sequoia Mortgage Trust
3.77% 5/25/45	3,408,376	3,459,776
3.84% 8/25/47	3,378,936	3,480,353
Series 2015-1 B2 3.89% 1/25/45	453,798	457,631
•Sequoia Mortgage Trust Series 2020-4 A2 2.50% 11/25/50	1,397,790	1,427,563
•Wells Fargo Commercial Mortgage Trust Series 2020-1 A1 3.00% 12/25/49	568,753	578,112
•Wells Fargo Mortgage Backed Securities Trust Series 2006-AR5 2A1 2.63% 4/25/36	67,621	66,937
Total Non-Agency Collateralized Mortgage Obligations (Cost $41,355,152)		41,979,271
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–9.13%
BANK
Series 2017-BNK5 A5 3.39% 6/15/60	3,645,000	4,012,153
•Series 2017-BNK5 B 3.90% 6/15/60	1,500,000	1,643,723
Series 2017-BNK7 A5 3.44% 9/15/60	2,645,000	2,926,115
Series 2019-BN20 A3 3.01% 9/15/62	2,540,000	2,746,692
Series 2019-BN21 A5 2.85% 10/17/52	6,160,000	6,587,267
Series 2019-BN23 A3 2.92% 12/15/52	2,000,000	2,148,613
Series 2020-BN25 A5 2.65% 1/15/63	13,000,000	13,703,195

LVIP Delaware Diversified Income Fund–16

LVIP Delaware Diversified Income Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BANK (continued)
Series 2020-BN26 A4 2.40% 3/15/63	5,000,000	$ 5,172,610
Benchmark Mortgage Trust
2.58% 4/15/54	8,130,000	8,511,696
•Series 2018-B1 A5 3.67% 1/15/51	1,270,000	1,417,555
Series 2020-B17 A5 2.29% 3/15/53	2,750,000	2,819,858
Series 2020-B19 A5 1.85% 9/15/53	5,190,000	5,131,309
Series 2020-B20 A5 2.03% 10/15/53	16,819,000	16,847,619
Series 2020-B21 A5 1.98% 12/17/53	1,250,000	1,247,015
Series 2020-B22 A5 1.97% 1/15/54	1,800,000	1,794,192
Series 2021-B24 A5 2.58% 3/15/54	4,435,000	4,645,973
Cantor Commercial Real Estate Lending
Series 2019-CF1 A5 3.79% 5/15/52	5,060,000	5,713,257
Series 2019-CF2 A5 2.87% 11/15/52	6,500,000	6,942,123
Series 2019-CF3 A4 3.01% 1/15/53	3,650,000	3,925,582
CD Mortgage Trust
Series 2016-CD2 A3 3.25% 11/10/49	12,150,000	12,876,842
Series 2019-CD8 A4 2.91% 8/15/57	2,650,000	2,831,233
CFCRE Commercial Mortgage Trust
•Series 2011-C2 C 5.97% 12/15/47	880,000	887,177
Series 2016-C7 A3 3.84% 12/10/54	5,695,000	6,324,235
Citigroup Commercial Mortgage Trust
Series 2014-GC25 A4 3.64% 10/10/47	1,935,000	2,090,777
Series 2015-GC27 A5 3.14% 2/10/48	2,780,000	2,965,383
Series 2016-P3 A4 3.33% 4/15/49	3,100,000	3,353,752
Series 2017-C4 A4 3.47% 10/12/50	1,560,000	1,717,637
Series 2019-C7 A4 3.10% 12/15/72	3,670,000	3,998,427
COMM Mortgage Trust
Series 2013-CR6 AM 3.15% 3/10/46	3,050,000	3,136,843
Series 2013-WWP A2 3.42% 3/10/31	2,540,000	2,647,021
Series 2014-CR19 A5 3.80% 8/10/47	9,707,000	10,509,506
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
COMM Mortgage Trust (continued)
Series 2014-CR20 AM 3.94% 11/10/47	7,775,000	$ 8,378,400
Series 2015-3BP A 3.18% 2/10/35	3,960,000	4,225,492
Series 2015-CR23 A4 3.50% 5/10/48	1,910,000	2,073,272
DB-JPM Mortgage Trust Series 2016-C1 A4 3.28% 5/10/49	1,790,000	1,928,346
GS Mortgage Securities Trust
Series 2015-GC32 A4 3.76% 7/10/48	1,240,000	1,361,898
Series 2017-GS5 A4 3.67% 3/10/50	2,980,000	3,311,563
Series 2017-GS6 A3 3.43% 5/10/50	4,410,000	4,850,797
•Series 2018-GS9 A4 3.99% 3/10/51	1,370,000	1,554,551
Series 2019-GC39 A4 3.57% 5/10/52	820,000	919,051
Series 2019-GC42 A4 3.00% 9/1/52	13,750,000	14,874,021
Series 2020-GC47 A5 2.38% 5/12/53	3,020,000	3,115,891
JPM-BB Commercial Mortgage Securities Trust
Series 2015-C31 A3 3.80% 8/15/48	3,395,000	3,706,908
Series 2015-C33 A4 3.77% 12/15/48	4,710,000	5,194,732
JPM-DB Commercial Mortgage Securities Trust
Series 2016-C2 A4 3.14% 6/15/49	2,080,000	2,227,311
Series 2017-C7 A5 3.41% 10/15/50	3,425,000	3,772,930
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-LC11 B 3.50% 4/15/46	2,445,000	2,490,975
Series 2015-JP1 A5 3.91% 1/15/49	1,590,000	1,762,523
Series 2016-JP2 A4 2.82% 8/15/49	4,995,000	5,292,920
Series 2016-JP2 AS 3.06% 8/15/49	3,095,000	3,243,840
Series 2016-WIKI A 2.80% 10/5/31	1,610,000	1,609,989
Series 2016-WIKI B 3.20% 10/5/31	1,490,000	1,489,651
•LB-UBS Commercial Mortgage Trust Series 2006-C6 AJ 5.45% 9/15/39	980,649	535,003
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17 A5 3.74% 8/15/47	1,640,000	1,762,570

LVIP Delaware Diversified Income Fund–17

LVIP Delaware Diversified Income Fund
Statement of Net Assets (continued)
		Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Bank of America Merrill Lynch Trust (continued)
Series 2015-C26 A5 3.53% 10/15/48		1,970,000	$ 2,141,580
Series 2016-C29 A4 3.33% 5/15/49		1,620,000	1,745,272
Morgan Stanley Capital I Trust
•Series 2006-HQ10 B 5.45% 11/12/41		1,229,135	1,194,087
Series 2019-L3 A4 3.13% 11/15/52		2,400,000	2,609,099
Series 2020-HR8 A4 2.04% 7/15/53		8,415,000	8,441,900
UBS Commercial Mortgage Trust Series 2012-C1 A3 3.40% 5/10/45		2,180,210	2,197,231
•UBS-Barclays Commercial Mortgage Trust Series 2013-C5 B 3.65% 3/10/46		1,000,000	1,019,952
Wells Fargo Commercial Mortgage Trust
Series 2014-LC18 A5 3.41% 12/15/47		1,175,000	1,265,690
Series 2015-NXS3 A4 3.62% 9/15/57		1,250,000	1,368,832
Series 2016-BNK1 A3 2.65% 8/15/49		2,575,000	2,727,225
Series 2017-C38 A5 3.45% 7/15/50		2,240,000	2,470,946
Series 2020-C58 A4 2.09% 7/15/53		1,540,000	1,547,334
WF -RBS Commercial Mortgage Trust Series 2012-C10 A3 2.88% 12/15/45		3,605,000	3,694,625
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $255,052,102)			263,381,787
ΔSOVEREIGN BONDS–2.46%
Albania—0.02%
Albania Government International Bond 3.50% 6/16/27	EUR	350,000	445,599
			445,599
Angola—0.02%
Angolan Government International Bond
8.25% 5/9/28		306,000	319,103
8.25% 5/9/28		353,000	368,115
			687,218
Argentina—0.02%
Argentine Republic Government International Bond
φ0.13% 7/9/30		1,460,820	523,280
φ0.13% 7/9/35		318,160	100,701
1.00% 7/9/29		124,040	46,972
			670,953
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Armenia—0.01%
Republic of Armenia International Bond 3.60% 2/2/31		300,000	$ 283,128
			283,128
Azerbaijan—0.02%
Republic of Azerbaijan International Bond 3.50% 9/1/32		563,000	583,471
			583,471
Bahrain—0.02%
Bahrain Government International Bond 7.38% 5/14/30		600,000	677,160
			677,160
Bermuda—0.02%
Bermuda Government International Bond 2.38% 8/20/30		700,000	698,250
			698,250
Brazil—0.02%
Brazilian Government International Bond
3.88% 6/12/30		200,000	201,680
4.75% 1/14/50		525,000	509,544
			711,224
Chile—0.12%
Bonos de la Tesoreria de la Republica en pesos 2.30% 10/1/28	CLP	2,205,000,000	2,617,944
Chile Government International Bond 3.50% 1/25/50		701,000	733,554
			3,351,498
Colombia—0.06%
Colombia Government International Bond
3.25% 4/22/32		600,000	587,676
4.00% 2/26/24		732,000	775,335
5.00% 6/15/45		442,000	469,492
			1,832,503
Costa Rica—0.01%
Costa Rica Government International Bond
5.63% 4/30/43		200,000	184,780
7.16% 3/12/45		200,000	208,502
			393,282
Dominican Republic—0.09%
Dominican Republic International Bond
4.50% 1/30/30		544,000	556,246
4.88% 9/23/32		300,000	309,000

LVIP Delaware Diversified Income Fund–18

LVIP Delaware Diversified Income Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Dominican Republic (continued)
Dominican Republic International Bond (continued)
5.30% 1/21/41	300,000	$ 299,253
6.00% 7/19/28	1,176,000	1,336,524
		2,501,023
Ecuador—0.03%
Ecuador Government International Bond
^0.00% 7/31/30	66,179	36,481
φ0.50% 7/31/30	233,793	199,311
φ0.50% 7/31/35	612,686	419,690
φ0.50% 7/31/40	280,799	173,744
		829,226
Egypt—0.09%
Egypt Government International Bond
3.88% 2/16/26	300,000	294,900
5.75% 5/29/24	475,000	505,542
7.90% 2/21/48	616,000	608,984
8.70% 3/1/49	1,079,000	1,138,345
		2,547,771
El Salvador—0.02%
El Salvador Government International Bond 7.12% 1/20/50	609,000	517,650
		517,650
Gabon—0.01%
Gabon Government International Bond 6.63% 2/6/31	275,000	276,918
		276,918
Germany—0.01%
Republic of Georgia 2.75% 4/22/26	300,000	304,548
		304,548
Ghana—0.02%
Ghana Government International Bond 7.88% 3/26/27	456,000	481,673
		481,673
Guatemala—0.02%
Guatemala Government Bond 4.88% 2/13/28	387,000	435,375
		435,375
Honduras—0.02%
Honduras Government International Bond 5.63% 6/24/30	600,000	627,900
		627,900
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Indonesia—0.19%
Indonesia Government International Bond 4.63% 4/15/43		230,000	$ 265,984
Indonesia Treasury Bond 6.13% 5/15/28	IDR	71,493,000,000	4,925,621
Perusahaan Penerbit SBSN Indonesia III 3.55% 6/9/51		200,000	203,700
			5,395,305
Ivory Coast—0.04%
Ivory Coast Government International Bond
4.88% 1/30/32	EUR	200,000	236,889
6.13% 6/15/33		882,000	930,193
			1,167,082
Jordan—0.01%
Jordan Government International Bond 5.75% 1/31/27		244,000	261,905
			261,905
Kenya—0.02%
Kenya Government International Bond
6.30% 1/23/34		200,000	199,500
8.00% 5/22/32		400,000	449,980
			649,480
Lebanon—0.01%
‡Lebanon Government International Bond 6.25% 5/27/22		1,351,000	172,253
			172,253
Macedonia—0.01%
North Macedonia Government International Bond 3.68% 6/3/26	EUR	250,000	326,496
			326,496
Malaysia—0.43%
Malaysia Government Bond 3.96% 9/15/25	MYR	49,025,000	12,464,029
			12,464,029
Mexico—0.06%
Mexico Government International Bonds
4.50% 4/22/29		1,140,000	1,288,132
4.60% 2/10/48		378,000	405,280
			1,693,412
Mongolia—0.04%
Mongolia Government International Bond
3.50% 7/7/27		300,000	294,887
5.63% 5/1/23		769,000	812,256
			1,107,143

LVIP Delaware Diversified Income Fund–19

LVIP Delaware Diversified Income Fund
Statement of Net Assets (continued)
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Morocco—0.02%
Morocco Government International Bond
1.38% 3/30/26	EUR	300,000	$ 360,431
2.38% 12/15/27		200,000	196,384
			556,815
Nigeria—0.02%
Nigeria Government International Bond 7.88% 2/16/32		652,000	701,878
			701,878
Oman—0.03%
Oman Government International Bond
6.75% 1/17/48		630,000	626,063
7.00% 1/25/51		200,000	203,260
			829,323
Pakistan—0.01%
Islamic Republic of Pakistan 7.38% 4/8/31		200,000	205,750
			205,750
Panama—0.07%
Panama Bonos Del 3.36% 6/30/31		200,000	200,900
Panama Government International Bond 4.50% 5/15/47		218,000	247,702
Republic of Panama 3.75% 4/17/26		1,411,000	1,520,917
			1,969,519
Paraguay—0.05%
Paraguay Government International Bond
2.74% 1/29/33		224,000	217,840
4.95% 4/28/31		500,000	573,755
5.40% 3/30/50		445,000	518,759
			1,310,354
Peru—0.05%
Peruvian Government International Bond
2.39% 1/23/26		596,000	615,108
2.84% 6/20/30		644,000	662,334
5.63% 11/18/50		182,000	250,230
			1,527,672
Qatar—0.10%
Qatar Government International Bond
3.40% 4/16/25		320,000	348,464
4.00% 3/14/29		1,205,000	1,386,666
4.40% 4/16/50		869,000	1,057,701
			2,792,831
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Romania—0.03%
Romanian Government International Bond
2.63% 12/2/40	EUR	226,000	$ 265,518
3.38% 1/28/50	EUR	478,000	603,789
			869,307
Russia—0.07%
Russian Foreign Bond - Eurobond
4.25% 6/23/27		1,400,000	1,562,764
5.25% 6/23/47		400,000	502,427
			2,065,191
Saudi Arabia—0.03%
Saudi Government International Bond 3.63% 3/4/28		730,000	806,577
			806,577
Senegal—0.03%
Senegal Government International Bond 6.75% 3/13/48		873,000	879,862
			879,862
Serbia—0.03%
Serbia International Bond
2.13% 12/1/30		210,000	198,975
3.13% 5/15/27	EUR	400,000	527,436
			726,411
South Africa—0.01%
Republic of South Africa Government International Bond 5.75% 9/30/49		413,000	422,061
			422,061
Sri Lanka—0.02%
Sri Lanka Government International Bond
6.20% 5/11/27		742,000	454,334
7.55% 3/28/30		200,000	124,592
			578,926
Trinidad And Tobago—0.01%
Trinidad & Tobago Government International Bond 4.50% 6/26/30		250,000	260,400
			260,400
Turkey—0.07%
Hazine Mustesarligi Varlik Kiralama 5.13% 6/22/26		350,000	349,706
Turkey Government International Bond 7.63% 4/26/29		922,000	1,009,313

LVIP Delaware Diversified Income Fund–20

LVIP Delaware Diversified Income Fund
Statement of Net Assets (continued)
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Turkey (continued)
Turkiye Ihracat Kredi Bankasi 5.75% 7/6/26		600,000	$ 595,800
			1,954,819
Ukraine—0.05%
Ukraine Government International Bond 9.75% 11/1/28		1,220,000	1,453,284
			1,453,284
United Arab Emirates—0.05%
Ukraine Government International Bond 7.75% 9/1/26		1,434,000	1,582,726
			1,582,726
United States—0.03%
Development Bank of Mongolia 7.25% 10/23/23		775,000	834,929
			834,929
Uruguay—0.18%
Uruguay Government International Bond
4.38% 1/23/31		2,017,110	2,346,928
4.50% 8/14/24		120,000	130,284
8.50% 3/15/28	UYU	118,200,000	2,806,999
			5,284,211
Uzbekistan—0.04%
Republic of Uzbekistan Bond 5.38% 2/20/29		1,094,000	1,222,545
			1,222,545
Total Sovereign Bonds (Cost $70,435,197)			70,928,866
SUPRANATIONAL BANKS–0.10%
Banco Latinoamericano de Comercio Exterior 2.38% 9/14/25		300,000	307,200
		Principal Amount°	Value (U.S. $)
SUPRANATIONAL BANKS (continued)
Banque Ouest Africaine de Developpement
2.75% 1/22/33	EUR	300,000	$ 372,347
5.00% 7/27/27		589,000	655,246
Tencent Holdings
2.88% 4/22/31		685,000	708,259
3.68% 4/22/41		740,000	792,031
Total Supranational Banks (Cost $2,662,940)			2,835,083
U.S. TREASURY OBLIGATIONS–14.45%
U.S. Treasury Bonds
1.38% 11/15/40		28,015,000	25,165,349
1.88% 2/15/41		14,210,000	13,910,258
1.88% 2/15/51		30,505,000	29,113,209
2.25% 8/15/46		15,045,000	15,556,295
U.S. Treasury Inflation Indexed Bonds 0.13% 7/15/30		23,070,002	25,447,894
U.S. Treasury Notes
0.25% 6/15/24		88,775,000	88,234,027
0.88% 6/30/26		139,390,000	139,324,661
1.25% 3/31/28		30,655,000	30,775,944
1.63% 5/15/31		34,265,000	34,789,683
^U.S. Treasury Strip Principal 0.00% 5/15/44		23,660,000	14,615,405
Total U.S. Treasury Obligations (Cost $414,180,625)			416,932,725

	Number of Shares
MONEY MARKET FUND–3.68%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.03%)	106,148,185	106,148,185
Total Money Market Fund (Cost $106,148,185)		106,148,185

TOTAL INVESTMENTS–100.89% (Cost $2,834,951,354)	2,911,292,062

★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.89%)	(25,650,166)
NET ASSETS APPLICABLE TO 269,858,048 SHARES OUTSTANDING–100.00%	$2,885,641,896
NET ASSET VALUE PER SHARE–LVIP DELAWARE DIVERSIFIED INCOME FUND STANDARD CLASS ($392,655,688 / 36,518,086 Shares)	$10.752
NET ASSET VALUE PER SHARE–LVIP DELAWARE DIVERSIFIED INCOME FUND SERVICE CLASS ($2,492,986,208 / 233,339,962 Shares)	$10.684
LVIP Delaware Diversified Income Fund–21

LVIP Delaware Diversified Income Fund
Statement of Net Assets (continued)
COMPONENTS OF NET ASSETS AT JUNE 30, 2021:
Shares of beneficial interest (unlimited authorization–no par)	$2,801,905,065
Distributable earnings/(accumulated loss)	83,736,831
TOTAL NET ASSETS	$2,885,641,896

° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
♦ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
‡ Non-income producing security. Security is currently in default. No interest income is being accrued during the bankruptcy proceedings.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2021. Rate will reset at a future date.
@ PIK. 100% of the income received was in the form of additional par.
^ Zero coupon security.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements."
✠ All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 1 in the Notes to Financial Statements for more information regarding unfunded loan commitments.
φ Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at June 30, 2021.
Δ Securities have been classified by country of origin.
★ Includes $410,000 cash collateral held at broker for futures contracts, $230,803 expense reimbursement receivable from Lincoln Investment Advisors Corporation, $51,026,582 payable for securities purchased, $172,603 payable for fund shares redeemed, $568,612 other accrued expenses payable, $175,731 payable for unfunded loan commitments, $2,058,764 due to manager and affiliates and $62,788 variation margin due to broker on futures contracts as of June 30, 2021.

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at June 30, 2021:
Foreign Currency Exchange Contract1
Counterparty	Contracts to Receive (Deliver)	In Exchange For	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
JPMC	(2,676,000)	3,231,324	7/30/21	$56,222	$—
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Interest Rate Contracts:
250	U.S. Treasury 10 yr Notes	$ 33,125,000	$ 32,932,210	9/21/21	$192,790	$ —
(276)	U.S. Treasury 10 yr Ultra Notes	(40,628,063)	(39,915,871)	9/21/21	—	(712,192)
197	U.S. Treasury 5 yr Notes	24,315,649	24,373,193	9/30/21	—	(57,544)
Total Futures Contracts					$192,790	$(769,736)
LVIP Delaware Diversified Income Fund–22

LVIP Delaware Diversified Income Fund
Statement of Net Assets (continued)
Swap Contracts1
Credit Default Swap (CDS) Contracts
Counterparty/ Reference Obligation/ Payment Frequency	Notional Amount[3]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:
Protection Sold
JPMC Republic Of Colombia 1.00% 6/20/26-Quarterly	4,754,000	(1.00%)	6/20/26	$148,152	$149,696	$—	$(1,544)
JPMC United Mexican States 1.00% 6/20/26-Quarterly	3,900,000	(1.00%)	6/20/26	(12,796)	(5,630)	—	(7,166)
Total CDS Contracts					$144,066	$0	$(8,710)
The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures from the date the contracts were opened through June 30, 2021.
[3] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.

Summary of Abbreviations:
BB–Barclays Bank
CLO–Collateralized Loan Obligation
CLP–Chilean Peso
DB–Deutsche Bank
EUR–Euro
FREMF–Freddie Mac Multifamily
GNMA–Government National Mortgage Association
GS–Goldman Sachs
IDR–Indonesia Rupiah
JPM–JPMorgan
JPM-BB–JPMorgan Barclays Bank
JPMC–JPMorgan Chase
JPM-DB–JPMorgan Deutsche Bank
LB–Lehman Brothers
LIBOR01M–Intercontinental Exchange London Interbank Offered Rate USD 1 Month
LIBOR03M–Intercontinental Exchange London Interbank Offered Rate USD 3 Month
LIBOR06M–Intercontinental Exchange London Interbank Offered Rate USD 6 Month
MYR–Malaysian Ringgit
PJSC–Public Joint Stock Company
RBS–Royal Bank of Scotland
REMICs–Real Estate Mortgage Investment Conduits
S.F.–Single Family
SOFR–Secured Overnight Financing Rate
SOFR30A–Secured Overnight Financing Rate 30 Days Average
UYU–Uruguay Peso
WF–Wells Fargo
yr–Year
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware Diversified Income Fund–23

LVIP Delaware Diversified Income Fund
Statement of Operations
Six Months Ended June 30, 2021 (unaudited)
INVESTMENT INCOME:
Interest	$ 40,291,866
Foreign taxes withheld	(7,927)
40,283,939
EXPENSES:
Management fees	7,963,664
Distribution fees-Service Class	3,605,002
Accounting and administration expenses	262,110
Reports and statements to shareholders	174,337
Shareholder servicing fees	138,762
Professional fees	77,186
Trustees’ fees and expenses	59,200
Custodian fees	47,388
Pricing fees	45,743
Consulting fees	7,302
Other	89,935
12,470,629
Less:
Expenses reimbursed	(785,993)
Total operating expenses	11,684,636
NET INVESTMENT INCOME	28,599,303
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	4,316,860
Foreign currencies	(807,000)
Foreign currency exchange contracts	(94,768)
Futures contracts	(1,595,050)
Swap contracts	(347,372)
Net realized gain	1,472,670
Net change in unrealized appreciation (depreciation) of:
Investments	(63,813,198)
Foreign currencies	(1,210)
Foreign currency exchange contracts	142,220
Futures contracts	(290,021)
Swap contracts	300,674
Net change in unrealized appreciation (depreciation)	(63,661,535)
NET REALIZED AND UNREALIZED LOSS	(62,188,865)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(33,589,562)
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware Diversified Income Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/21 (unaudited)	Year Ended 12/31/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 28,599,303	$ 55,655,724
Net realized gain	1,472,670	102,766,812
Net change in unrealized appreciation (depreciation)	(63,661,535)	98,166,887
Net increase (decrease) in net assets resulting from operations	(33,589,562)	256,589,423
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(23,294,380)	(9,603,347)
Service Class	(138,841,747)	(53,757,035)
	(162,136,127)	(63,360,382)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	31,078,945	49,638,290
Service Class	205,649,208	195,616,086
Reinvestment of dividends and distributions:
Standard Class	23,294,380	9,603,347
Service Class	138,841,747	53,757,035
	398,864,280	308,614,758
Cost of shares redeemed:
Standard Class	(20,757,094)	(48,609,998)
Service Class	(45,948,664)	(251,895,931)
	(66,705,758)	(300,505,929)
Increase in net assets derived from capital share transactions	332,158,522	8,108,829
NET INCREASE IN NET ASSETS	136,432,833	201,337,870
NET ASSETS:
Beginning of period	2,749,209,063	2,547,871,193
End of period	$2,885,641,896	$2,749,209,063
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware Diversified Income Fund–24

LVIP Delaware Diversified Income Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
		LVIP Delaware Diversified Income Fund Standard Class
	Six Months Ended 6/30/21[1,2] (unaudited)	Year Ended
		12/31/20 [1]	12/31/19 [1]	12/31/18 [1]	12/31/17 [1]	12/31/16 [1]
Net asset value, beginning of period	$ 11.560	$ 10.710	$ 9.990	$ 10.540	$ 10.290	$ 10.290
Income (loss) from investment operations:
Net investment income[3]	0.131	0.270	0.310	0.340	0.340	0.270
Net realized and unrealized gain (loss)	(0.262)	0.890	0.710	(0.560)	0.190	0.090
Total from investment operations	(0.131)	1.160	1.020	(0.220)	0.530	0.360
Less dividends and distributions from:
Net investment income	(0.359)	(0.310)	(0.300)	(0.330)	(0.280)	(0.360)
Net realized gain	(0.318)	—	—	—	—	—
Total dividends and distributions	(0.677)	(0.310)	(0.300)	(0.330)	(0.280)	(0.360)
Net asset value, end of period	$ 10.752	$ 11.560	$ 10.710	$ 9.990	$ 10.540	$ 10.290
Total return[4]	(1.08%)	11.04%	10.43% [5]	(2.12%)	5.22%	3.52%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$392,656	$386,607	$ 348,697	$323,184	$333,226	$322,535
Ratio of expenses to average net assets	0.58%	0.60%	0.62%	0.65%	0.66%	0.67%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.64%	0.64%	0.64%	0.65%	0.66%	0.67%
Ratio of net investment income to average net assets	2.31%	2.42%	2.92%	3.38%	3.22%	2.63%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.25%	2.38%	2.90%	3.38%	3.22%	2.63%
Portfolio turnover	72%	132%	171%	143%	145%	247%

[1]	The Fund adopted the accounting and performance history of the Delaware VIP Diversified Income Series, a former series of Delaware VIP® Trust, as the result of a reorganization on May 1, 2021. Pre-inception information is that of the Delaware VIP Diversified Income Series.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager and/or distributor. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	General Motors term loan litigation were included in total return. If excluded, the impact on the total return would be 0.13% lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware Diversified Income Fund–25

LVIP Delaware Diversified Income Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
		LVIP Delaware Diversified Income Fund Service Class
	Six Months Ended 6/30/21[1,2] (unaudited)	Year Ended
		12/31/20 [1]	12/31/19 [1]	12/31/18 [1]	12/31/17 [1]	12/31/16 [1]
Net asset value, beginning of period	$ 11.470	$ 10.630	$ 9.920	$ 10.460	$ 10.220	$ 10.220
Income (loss) from investment operations:
Net investment income[3]	0.113	0.230	0.270	0.310	0.310	0.250
Net realized and unrealized gain (loss)	(0.263)	0.880	0.710	(0.550)	0.180	0.080
Total from investment operations	(0.150)	1.110	0.980	(0.240)	0.490	0.330
Less dividends and distributions from:
Net investment income	(0.318)	(0.270)	(0.270)	(0.300)	(0.250)	(0.330)
Net realized gain	(0.318)	—	—	—	—	—
Total dividends and distributions	(0.636)	(0.270)	(0.270)	(0.300)	(0.250)	(0.330)
Net asset value, end of period	$ 10.684	$ 11.470	$ 10.630	$ 9.920	$ 10.460	$ 10.220
Total return[4]	(1.25%)	10.69%	10.08% [5]	(2.29%)	4.89%	3.28%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,492,986	$2,362,602	$2,199,174	$2,033,837	$2,185,214	$1,914,341
Ratio of expenses to average net assets	0.88%	0.90%	0.92%	0.93%	0.91%	0.92%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.94%	0.94%	0.94%	0.95%	0.96%	0.97%
Ratio of net investment income to average net assets	2.01%	2.12%	2.62%	3.10%	2.97%	2.38%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.95%	2.08%	2.60%	3.08%	2.92%	2.33%
Portfolio turnover	72%	132%	171%	143%	145%	247%

[1]	The Fund adopted the accounting and performance history of the Delaware VIP Diversified Income Series, a former series of Delaware VIP® Trust, as the result of a reorganization on May 1, 2021. Pre-inception information is that of the Delaware VIP Diversified Income Series.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager and/or distributor. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	General Motors term loan litigation were included in total return. If excluded, the impact on the total return would be 0.13% lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware Diversified Income Fund–26

LVIP Delaware Diversified Income Fund
Notes to Financial Statements
June 30, 2021 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 105 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Delaware Diversified Income Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund has adopted the accounting and performance history of the Delaware VIP Diversified Income Series, a former series of Delaware VIP® Trust, (the “Predecessor Fund”) as the result of a reorganization in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund on May 1, 2021. The Fund commenced on May 1, 2021. Pre-inception information for Standard Class shares and Service Class shares shown is that of the Predecessor Fund’s Standard Class shares and Service Class shares. The Fund and the Predecessor Fund have substantially similar investment goals and strategies.
The Fund’s investment objective is to seek maximum long-term total return, consistent with reasonable risk.
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.
 Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   Futures contracts are valued at the daily quoted settlement prices.   Other debt securities and credit default swap (“CDS”) contracts are valued based upon valuations provided by an independent pricing service or broker and reviewed by management.To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2021 and for all open tax years (years ended December 31, 2017-December 31, 2020), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2021, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
To Be Announced Securities (TBA)–The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund's ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.
Unfunded Loan Commitments–Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be
LVIP Delaware Diversified Income Fund–27

LVIP Delaware Diversified Income Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
utilized by the borrower. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. Unfunded loan commitments are reflected as a liability on the Statement of Net Assets.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.65% of the first $500 million of the Fund's average daily net assets; 0.60% of the next $500 million; 0.55% of the next $1.5 billion; and 0.50% of the Fund's average daily net assets in excess of $2.5 billion.   The management fee is calculated daily and paid monthly.
Effective May 1, 2021, LIAC has contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses exceed 0.54% of the Fund’s average daily net assets for the Standard Class and 0.84% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue through at least April 30, 2023, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.   Prior to May 1, 2021, DMC (Delaware Management Company) had contractually agreed to waive all or a portion of its management fee and reimburse the Series to the extent necessary to ensure that annual operating expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), did not exceed 0.60% of the Series’ average daily net assets.
LIAC retains the right to receive reimbursements of excess amounts waived or paid by LIAC under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LIAC and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. As of June 30, 2021, no expense reimbursements were subject to recoupment.
LVIP Delaware Diversified Income Fund–28

LVIP Delaware Diversified Income Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Delaware Investments Fund Advisers ("DIFA") (the “Sub-Adviser”), a series of Macquarie Investment Management Business Trust, is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays DIFA a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2021, costs for these administrative and legal services were as follows:
Administrative	$53,555
Legal	42,722
Effective May 1, 2021, Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Prior to May 1, 2021, Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC(Delaware Management Company) provided fund accounting and financial administrative oversight services to the Series. For these services, DIFSC’s fees were calculated daily and paid monthly based on the aggregate daily net assets of all funds within the Delaware Funds® by Macquarie (Delaware Funds) at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds paid a minimum of $4,000, which, in aggregate, was subtracted from the Total Fee. Each fund then paid its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $32,088 for the six months ended June 30, 2021.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.30% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2021, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LIAC	$ 230,803
Management fees payable to LIAC	1,345,921
Distribution fees payable to LFD	612,226
Printing and mailing fees payable to Lincoln Life	32,088
Shareholder servicing fees payable to Lincoln Life	68,529
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2021, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases other than U.S. government securities	$ 803,511,925
Purchases of U.S. government securities	1,107,962,140
Sales other than U.S. government securities	712,005,278
Sales of U.S. government securities	986,587,685
LVIP Delaware Diversified Income Fund–29

LVIP Delaware Diversified Income Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
At June 30, 2021, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2021, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$2,837,486,635
Aggregate unrealized appreciation of investments and derivatives	$ 88,298,548
Aggregate unrealized depreciation of investments and derivatives	(12,609,670)
Net unrealized appreciation of investments and derivatives	$ 75,688,878
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2021.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Collateralized Mortgage Obligations	$ —	$ 75,072,850	$ —	$ 75,072,850
Agency Commercial Mortgage-Backed Securities	—	12,324,889	—	12,324,889
Agency Mortgage-Backed Securities	—	638,236,134	—	638,236,134
Corporate Bonds
Advertising	—	3,126,514	—	3,126,514
Aerospace & Defense	—	10,886,860	—	10,886,860
Agriculture	—	6,778,462	—	6,778,462
Airlines	—	38,694,751	—	38,694,751
Auto Manufacturers	—	33,953,006	—	33,953,006
Auto Parts & Equipment	—	1,116,327	—	1,116,327
LVIP Delaware Diversified Income Fund–30

LVIP Delaware Diversified Income Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
	Level 1	Level 2	Level 3	Total
Banks	$ —	$ 223,560,194	$ —	$ 223,560,194
Beverages	—	4,977,491	—	4,977,491
Biotechnology	—	16,310,771	—	16,310,771
Building Materials	—	5,510,173	—	5,510,173
Chemicals	—	36,539,611	—	36,539,611
Coal	—	775,187	—	775,187
Commercial Services	—	20,383,062	—	20,383,062
Distribution/Wholesale	—	1,458,523	—	1,458,523
Diversified Financial Services	—	42,555,747	—	42,555,747
Electric	—	99,190,346	—	99,190,346
Energy-Alternate Sources	—	3,469,020	—	3,469,020
Engineering & Construction	—	12,561,830	—	12,561,830
Entertainment	—	7,091,347	—	7,091,347
Food	—	5,735,922	—	5,735,922
Food Service	—	967,867	—	967,867
Forest Products & Paper	—	14,210,021	—	14,210,021
Gas	—	1,117,323	—	1,117,323
Health Care Services	—	16,973,262	—	16,973,262
Housewares	—	1,182,150	—	1,182,150
Insurance	—	13,970,050	—	13,970,050
Internet	—	8,005,886	—	8,005,886
Iron & Steel	—	3,433,888	—	3,433,888
Leisure Time	—	6,140,509	—	6,140,509
Lodging	—	6,093,905	—	6,093,905
Machinery Construction & Mining	—	53,294	—	53,294
Machinery Diversified	—	4,597,711	—	4,597,711
Media	—	77,200,934	0*	77,200,934
Metal Fabricate & Hardware	—	2,021,154	—	2,021,154
Mining	—	28,536,594	—	28,536,594
Oil & Gas	—	67,335,236	—	67,335,236
Packaging & Containers	—	1,858,661	—	1,858,661
Pharmaceuticals	—	49,950,247	—	49,950,247
Pipelines	—	67,129,366	—	67,129,366
Real Estate	—	6,524,143	—	6,524,143
Real Estate Investment Trusts	—	12,742,545	—	12,742,545
Retail	—	1,489,984	—	1,489,984
Semiconductors	—	11,527,760	—	11,527,760
Software	—	7,577,848	—	7,577,848
Telecommunications	—	84,710,721	—	84,710,721
Transportation	—	2,830,076	—	2,830,076
Trucking & Leasing	—	5,276,921	—	5,276,921
Water	—	2,754,040	—	2,754,040
Loan Agreements	—	94,900,778	2,340,715	97,241,493
Municipal Bond	—	426,748	—	426,748
Non-Agency Asset-Backed Securities	—	104,896,791	—	104,896,791
Non-Agency Collateralized Mortgage Obligations	—	41,979,271	—	41,979,271
Non-Agency Commercial Mortgage-Backed Securities	—	263,381,787	—	263,381,787
Sovereign Bonds	—	70,928,866	—	70,928,866
Supranational Banks	—	2,835,083	—	2,835,083
U.S. Treasury Obligations	—	416,932,725	—	416,932,725
LVIP Delaware Diversified Income Fund–31

LVIP Delaware Diversified Income Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
	Level 1	Level 2	Level 3	Total
Money Market Fund	$106,148,185	$ —	$ —	$ 106,148,185
Total Investments	$106,148,185	$2,802,803,162	$2,340,715	$2,911,292,062
Derivatives:

Assets:
Foreign Currency Exchange Contract	$ —	$56,222	$—	$ 56,222
Futures Contract	$ 192,790	$ —	$—	$ 192,790
Liabilities:
Futures Contracts	$(769,736)	$ —	$—	$(769,736)
Swap Contracts	$ —	$ (8,710)	$—	$ (8,710)

*	Includes securities that have been valued at zero on the "Schedule of Investments" that are considered to be Level 3 investments in this table.
During the six months ended June 30, 2021, there were no material transfers to or from Level 3 investments.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/21	12/31/20
Shares sold:
Standard Class	2,792,096	4,446,065
Service Class	18,512,332	17,621,747
Shares reinvested:
Standard Class	2,187,266	904,270
Service Class	13,123,038	5,090,628
	36,614,732	28,062,710
Shares redeemed:
Standard Class	(1,890,971)	(4,474,166)
Service Class	(4,260,908)	(23,693,787)
	(6,151,879)	(28,167,953)
Net increase (decrease)	30,462,853	(105,243)
5. Line of Credit
Prior to May 1, 2021, the Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a $225,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants were charged an annual commitment fee of 0.15% and an upfront fee of 0.05%, which was allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The Series had no amounts outstanding during the period ending April 30, 2021.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Foreign Currency Exchange Contracts– The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
LVIP Delaware Diversified Income Fund–32

LVIP Delaware Diversified Income Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
The use of foreign currency exchange contracts and foreign cross currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts and foreign cross currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
During the six months ended June 30, 2021, the Fund entered into foreign currency exchange contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.   At June 30, 2021, the Fund posted $410,000 cash collateral for futures contracts.
During the six months ended June 30, 2021, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.
Swap Contracts–The Fund enters into CDS contracts in the normal course of pursuing its investment objective and strategies. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return, or to gain exposure to certain securities or markets.
Credit Default Swaps–A CDS contract is a risk-transfer instrument through which one party (a purchaser of protection) transfers to another party (a seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the counterparty the agreed-upon value for the reference security or basket of securities. Credit events generally include, among others, bankruptcy, failure to pay and obligation default.
During the six months ended June 30, 2021, the Fund entered into CDS contracts as a seller of protection. Periodic payments (receipts) on CDS contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of a CDS contract. Initial margin and variation margin is posted to central counterparties for centrally cleared CDS basket trades, as determined by an applicable central counterparty.
As disclosed in the Statement of Net Assets, at June 30, 2021, the notional value of the protection sold was USD 8,654,000, which reflects the maximum potential amount the Fund would have been required to make as a seller of credit protection if a credit event had occurred. In addition to serving as the source of the current value of the securities, the quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the swap agreement had been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. At June 30, 2021, net unrealized depreciation of the protection sold was $(8,710).
LVIP Delaware Diversified Income Fund–33

LVIP Delaware Diversified Income Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for centrally cleared swaps, by trading these instruments through a central counterparty.
During the six months ended June 30, 2021, the Fund used CDS contracts to hedge against credit events..
Swaps Generally–The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Statement of Net Assets.
Fair values of derivative instruments as of June 30, 2021 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Foreign currency exchange contracts (Currency contracts)	Liabilities net of receivables and other assets	$ 56,222	Liabilities net of receivables and other assets	$ —
Futures contracts (Interest rate contracts)	Liabilities net of receivables and other assets	192,790	Liabilities net of receivables and other assets	(769,736)
Swap contracts (Credit contracts)	Liabilities net of receivables and other assets	—	Liabilities net of receivables and other assets	(8,710)
Total		$249,012		$(778,446)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2021 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$ (94,768)	$ 142,220
Futures contracts (Interest rate contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(1,595,050)	(290,021)
Swap contracts (Credit contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	(347,372)	300,674
Total		$(2,037,190)	$ 152,873
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2021.
	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average cost)	$—	$923,235
Futures contracts (average notional value)	16,403,397	11,519,304
LVIP Delaware Diversified Income Fund–34

LVIP Delaware Diversified Income Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.
At June 30, 2021, the Fund had the following assets and liabilities subject to offsetting provisions:
Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities
Counterparty	Gross Value of Derivative Assets	Gross Value of Derivative Liability	Net Position
JPMorgan Chase Bank	$56,222	$(8,710)	$47,512
Total	$56,222	$(8,710)	$47,512

Counterparty	Net Position	Fair Value of Non Cash Collateral Received	Cash Collateral Received	Fair Value of Non Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure[1]
JPMorgan Chase Bank	47,512	—	—	—	—	47,512
Total	47,512	—	—	—	—	47,512

1	Net exposure represents the receivable (payable) that would be due from (to) the counterparty in an event of default.
7. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.
The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s Financial Services LLC or Ba or lower by Moody’s Investor Services Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.
When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.
The Fund invests in fixed income securities whose values are derived from an underlying pool of mortgages or consumer loans. The values of these securities are sensitive to changes in economic conditions, including delinquencies and defaults, and may be adversely affected by changes in interest rates and shifts in the market’s perception of issuers. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (“CMOs”). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an
LVIP Delaware Diversified Income Fund–35

LVIP Delaware Diversified Income Fund
Notes to Financial Statements (continued)
 7. Risk Factors (continued)
indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive, not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on a CMO’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities, even if the securities are rated in the highest rating categories.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities.   Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Recent Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) - Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying this ASU.
10. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Delaware Diversified Income Fund–36

LVIP Delaware Diversified Income Fund
Other Fund Information (unaudited)
Approval of Investment Management and Subadvisory Agreements
On September 1-2, 2020, the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things, (i) the approval of the investment management agreement between the Trust and Lincoln Investment Advisors Corporation (“LIAC”), (ii) the approval of the sub-advisory agreement with Delaware Investment Fund Advisers (“Delaware”) and (iii) for certain series, the approval of the sub-sub-advisory agreements between Delaware and certain entities affiliated with Delaware (the sub-sub-advisory agreements collectively with the sub-advisory agreement and the investment management agreement, the “Advisory Agreements”) for seven new series of the Trust (the “Funds”). The Board noted that each Fund was being formed to acquire the assets and liabilities (the “Transaction”) of an existing fund advised by Delaware (each an “Acquired Fund” and collectively the “Acquired Funds”) with the same investment objective(s) and substantially similar principal investment strategies. The Board considered that the Transaction was expected to take place in the second quarter of 2021.
The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) reported that they had reviewed materials provided by LIAC, Lincoln National Life Insurance Company (“Lincoln Life”) and Delaware prior to and during the meeting. Among other information, LIAC, Lincoln Life and Delaware provided information to assist the Independent Trustees in assessing the nature, extent and quality of services to be provided, including a presentation by representatives of Delaware. After reviewing the information received, the Independent Trustees requested supplemental information and LIAC provided materials in response. The Board noted that LIAC and Delaware provided services to other funds in the Trust and that the Board reviewed extensive information provided by LIAC and Delaware in connection with the 2020 contract renewal process. The Board determined that, given the totality of the information provided in connection with the 2020 annual contract renewal process and with respect to the Advisory Agreements, the Board had received sufficient information to approve the Advisory Agreements. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and employees of Lincoln Life, LIAC and Delaware to consider the approval of the Advisory Agreements.
Based upon its review, the Board concluded that it was in the best interests of each Fund that the Advisory Agreements be approved. In considering the approval of the Advisory Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.
Approval of Investment Management Agreement
Nature, Extent and Quality of Services. In considering the approval of the investment management agreement with LIAC, the Board considered the nature, extent and quality of services expected to be provided to the Funds by LIAC, including LIAC personnel and resources and LIAC’s criteria for review of a sub-adviser’s performance. The Board considered LIAC’s rationale for proposing the creation of the Funds and the adoption of the Acquired Funds. The Board reviewed the services to be provided by LIAC in serving as investment adviser, including the backgrounds of the personnel providing the investment management services and compliance staff. The Board also considered that certain Lincoln Life personnel provide services to the other funds in the Trust on behalf of LIAC, and that Lincoln Life was proposed to provide administrative services to the Funds under a separate administration agreement. The Board concluded that the services provided by LIAC were expected to be satisfactory.
Performance. The Board considered that LIAC would not manage the day-to-day investment portfolio of the Funds and would delegate those duties to Delaware. The Board noted the oversight activities to be performed by LIAC, including review of returns on a relative and absolute basis, evaluation of brokerage execution quality and compliance reviews.
Management Fee. The Board reviewed each Fund’s proposed investment management fee schedule and estimated net expense ratio giving effect to the expense limitation that LIAC proposed for the Standard and Service class of each Fund through April 30, 2023, and reviewed information comparing the investment management fee schedule and estimated net expense ratio to the median of a peer group provided by LIAC. The Board considered that each Fund’s management fee was the same as the applicable existing Acquired Fund advised by Delaware.
The Board noted that the proposed investment management fee for the LVIP Delaware Diversified Income Fund was above the median investment management fee of the peer group provided by LIAC. The Board also considered that the Fund’s estimated net expense ratio for Standard class shares, which would be subject to an expense limitation through April 30, 2023, was within range of the median expense ratio of the peer group.
The Board noted that the proposed investment management fee for the LVIP Delaware Limited-Term Diversified Income Fund was above the median investment management fee of the peer group provided by LIAC. The Board also considered that the Fund’s estimated net expense ratio for Standard class shares, which would be subject to an expense limitation through April 30, 2023, was the same as the median expense ratio of the peer group
The Board noted that the proposed investment management fee for the LVIP Delaware REIT Fund was within range of the median investment management fee of the peer group provided by LIAC. The Board also considered that the Fund’s estimated net expense ratio for Standard class shares, which would be subject to an expense limitation through April 30, 2023, was the same as the median expense ratio of the peer group.
LVIP Delaware Diversified Income Fund–37

LVIP Delaware Diversified Income Fund
Other Fund Information (unaudited) (continued)
Approval of Investment Management Agreement (continued)
The Board noted that the proposed investment management fee for the LVIP Delaware SMID Cap Core Fund was within range of the median investment management fee of the peer group provided by LIAC. The Board also considered that the Fund’s estimated net expense ratio for Standard class shares, which would be subject to an expense limitation through April 30, 2023, was within range of the median expense ratio of the peer group.
The Board noted that the proposed investment management fee for the LVIP Delaware U.S. Growth Fund was below the median investment management fee of the peer group provided by LIAC. The Board also considered that the Fund’s estimated net expense ratio for Standard class shares, which would be subject to an expense limitation through April 30, 2023, was below the median expense ratio of the peer group.
The Board noted that the proposed investment management fee for the LVIP Delaware Value Fund was above the median investment management fee of the peer group provided by LIAC. The Board also considered that the Fund’s estimated net expense ratio for Standard class shares, which would be subject to an expense limitation through April 30, 2023, was within range of the median expense ratio of the peer group.
The Board noted that the proposed investment management fee for the LVIP Delaware High Yield Fund was within range of the median investment management fee of the peer group provided by LIAC. The Board also considered that the Fund’s estimated net expense ratio for Standard class shares, which would be subject to an expense limitation through April 30, 2023, was the same as the median expense ratio of the peer group.
In light of the nature, quality and extent of services to be provided by LIAC, including sub-adviser oversight, the Board concluded that each Fund’s investment management fee was reasonable.
Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Funds grow and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of the Funds’ investors. The Board considered that each Fund had breakpoints in its investment management fee schedule, and that LIAC proposed to implement an expense limitation for each Fund’s Standard and Service class shares through April 30, 2023, and concluded that economies of scale would be appropriately shared with investors.
Profitability. The Board also reviewed the estimated profitability analysis to LIAC with respect to each Fund, and concluded that the estimated profitability of LIAC in connection with the management of each Fund was not unreasonable. The Board also considered that LIAC would bear the costs associated with the Transaction.
Fallout Benefits. Because of its relationship with the Fund, LIAC and its affiliates may receive certain benefits. The Board considered materials provided during the 2020 contract renewal process as to any such benefits to LIAC and its affiliates. Lincoln Life and its affiliated insurance companies (“Lincoln Insurance Companies”) receive 12b-1 fees, which are paid by each Fund’s Service Class shares through Lincoln Financial Distributors, Inc., which is the principal underwriter and distributor for Funds. Lincoln Life serves as the administrator for the Funds for which it is separately compensated. The Board also noted that Lincoln Insurance Companies may be eligible to claim on their tax returns “dividends received deductions” in connection with dividends received from LVIP Funds by the Lincoln Insurance Companies holding the Funds’ shares on behalf of contract holders.
Approval of Subadvisory Agreement
Nature, Extent and Quality of Services. In considering the approval of the sub-advisory agreement between LIAC and Delaware with respect to the Funds, the Board considered the nature, extent and quality of day-to-day investment management services to be provided by Delaware under the sub-advisory agreement. They also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance and regulatory matters. The Board also considered the approval of four sub-sub-advisory agreements between Delaware and four of its affiliates: Macquarie Investment Management Austria Kapitalanlage, Macquarie Investment Management Europe Limited, Macquarie Investment Management Global Limited and Macquarie Investment Management Hong Kong Limited. The Board noted that compensation paid to each sub-subadviser, if any, would be paid by Delaware. The Board concluded that the services to be provided by Delaware and the affiliated sub-subadvisers were expected to be satisfactory.
Performance. With respect to performance, the Board considered that the Funds had not commenced operations. The Board considered the performance of the Acquired Funds and that, at the closing of the Transaction, LIAC anticipates that each Fund will be managed pursuant to substantially similar strategies. The Board reviewed each Acquired Fund’s investment performance over multiple time periods ended June 30, 2020 and the average performance of funds in its respective Morningstar category and benchmark index.
Sub-Advisory Fee and Economies of Scale. The Board reviewed the proposed sub-advisory fee for each Fund and considered that the sub-advisory fee schedule was negotiated between LIAC and Delaware, an unaffiliated third party, and that LIAC would compensate Delaware from its fees. The Board concluded that the proposed subadvisory fee was reasonable.
LVIP Delaware Diversified Income Fund–38

LVIP Delaware Diversified Income Fund
Other Fund Information (unaudited) (continued)
Approval of Subadvisory Agreement (continued)
Profitability and Fallout Benefits. The Board noted that the proposed sub-advisory fee for each Fund was negotiated between LIAC and Delaware, an unaffiliated third party, and that LIAC would compensate Delaware from its fees. The Board reviewed materials provided by Delaware as to any additional benefits it receives and noted that Delaware indicated that it indirectly benefits from association with the LVIP Funds in the marketplace and its ability to leverage resources.
Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreements for the Funds are fair and reasonable, and that approval of the Advisory Agreements is in the best interests of each Fund.
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions.
The Fund was not operational as of December 31, 2020 and therefore was not included in the Committee’s most recent written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program. The Fund will be included in the next annual report of the Committee, which will cover the period of January 1, 2021 through December 31, 2021.
Please refer to the Fund's prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP Delaware Diversified Income Fund–39

LVIP Delaware High Yield Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2021

LVIP Delaware High Yield Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Delaware High Yield Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2021 to June 30, 2021
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”) and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021 to June 30, 2021.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s expenses shown in the table reflect expense reimbursements in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/21	Ending Account Value 6/30/21	Annualized Expense Ratio	Expenses Paid During Period 1/1/21 to 6/30/21*
Actual
Standard Class Shares	$1,000.00	$1,033.10	0.74%	$3.73
Service Class Shares	1,000.00	1,031.30	1.04%	5.24
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.10	0.74%	$3.71
Service Class Shares	1,000.00	1,019.60	1.04%	5.21

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Delaware High Yield Fund–1

LVIP Delaware High Yield Fund
Security Type/Sector Allocation and Credit Quality Ratings (unaudited)
As of June 30, 2021
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Corporate Bonds	84.80%
Advertising	1.27%
Aerospace & Defense	0.97%
Airlines	1.51%
Apparel	0.52%
Auto Manufacturers	2.69%
Banks	3.97%
Building Materials	0.29%
Chemicals	2.73%
Commercial Services	4.65%
Computers	0.72%
Distribution/Wholesale	0.48%
Diversified Financial Services	3.25%
Electric	2.17%
Electrical Components & Equipment	0.38%
Electronics	0.52%
Energy-Alternate Sources	0.05%
Engineering & Construction	0.94%
Entertainment	1.53%
Environmental Control	0.47%
Food	1.72%
Health Care Products	0.56%
Health Care Services	4.02%
Holding Companies-Diversified	0.17%
Home Builders	0.62%
Insurance	1.38%
Internet	0.48%
Investment Company Security	0.31%
Iron & Steel	0.72%
Leisure Time	2.69%
Lodging	0.95%
Machinery Construction & Mining	0.56%
Machinery Diversified	0.71%
Media	6.72%
Mining	2.97%
Miscellaneous Manufacturing	0.32%
Oil & Gas	6.30%
Oil & Gas Services	0.96%
Packaging & Containers	0.97%
Pharmaceuticals	1.37%
Pipelines	5.65%
Real Estate Investment Trusts	1.22%
Retail	3.76%
Semiconductors	0.97%
Software	2.49%
Telecommunications	7.10%
Security Type/Sector	Percentage of Net Assets
Loan Agreements	8.75%
Money Market Fund	4.89%
Total Investments	98.44%
Receivables and Other Assets Net of Liabilities	1.56%
Total Net Assets	100.00%

Credit Quality Ratings (as a % of fixed income investments)#
BBB	6.64%
BB	43.55%
B	32.32%
CCC	5.41%
Non-Rated	12.08%
Total	100.00%

#	For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s Rating Services (“S&P”) or Moody’s Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.

LVIP Delaware High Yield Fund–2

LVIP Delaware High Yield Fund
Statement of Net Assets
June 30, 2021 (unaudited)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS–84.80%
Advertising–1.27%
Clear Channel Outdoor Holdings
7.50% 6/1/29	590,000	$ 610,849
7.75% 4/15/28	520,000	544,710
Terrier Media Buyer 8.88% 12/15/27	1,290,000	1,394,812
		2,550,371
Aerospace & Defense–0.97%
Spirit AeroSystems 5.50% 1/15/25	925,000	982,812
TransDigm 6.25% 3/15/26	909,000	958,995
		1,941,807
Airlines–1.51%
Delta Air Lines 7.38% 1/15/26	830,000	973,867
United Airlines Holdings 4.88% 1/15/25	1,985,000	2,059,438
		3,033,305
Apparel–0.52%
Levi Strauss & Co. 3.50% 3/1/31	1,046,000	1,039,933
		1,039,933
Auto Manufacturers–2.69%
Allison Transmission 5.88% 6/1/29	785,000	859,575
Ford Motor
8.50% 4/21/23	680,000	758,846
9.00% 4/22/25	210,000	258,903
Ford Motor Credit
3.37% 11/17/23	515,000	533,891
3.38% 11/13/25	505,000	523,660
4.54% 8/1/26	510,000	554,625
5.58% 3/18/24	460,000	503,792
μGeneral Motors Financial 5.70% 9/30/30	340,000	380,800
Jaguar Land Rover Automobiles 5.88% 1/15/28	690,000	726,225
Jaguar Land Rover Automotive 4.50% 10/1/27	295,000	290,132
		5,390,449
Banks–3.97%
μBarclays 6.13% 12/15/25	915,000	1,013,930
μCemexDeutsche Bank 6.00% 10/30/25	1,400,000	1,478,750
μCredit Suisse Group 4.50% 9/3/30	930,000	922,932
Popular 6.13% 9/14/23	1,476,000	1,592,604
μSVB Financial Group 4.10% 2/15/31	1,425,000	1,445,477
μUBS Group 4.38% 2/10/31	1,475,000	1,507,008
		7,960,701
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Building Materials–0.29%
Cemex 7.38% 6/5/27	520,000	$ 586,976
		586,976
Chemicals–2.73%
Chemours 5.75% 11/15/28	1,445,000	1,545,818
INEOS Quattro Finance 3.38% 1/15/26	995,000	1,008,164
NOVA Chemicals 4.25% 5/15/29	1,000,000	1,010,000
Olin 5.00% 2/1/30	460,000	490,475
•Vantage Specialty Chemicals 9.25% (LIBOR03M + 8.25%) 10/27/25	787,000	758,967
Venator Finance 5.75% 7/15/25	680,000	668,100
		5,481,524
Commercial Services–4.65%
Bidfair Holdings 5.88% 6/1/29	925,000	938,875
Gartner 4.50% 7/1/28	765,000	807,932
Jaguar Holding 5.00% 6/15/28	850,000	921,332
Legends Hospitality Holding 5.00% 2/1/26	590,000	615,075
Nielsen Finance
4.50% 7/15/29	250,000	250,700
4.75% 7/15/31	1,340,000	1,343,350
Prime Security Services Borrower
5.75% 4/15/26	540,000	596,522
6.25% 1/15/28	1,880,000	1,999,850
Rent-A-Center 6.38% 2/15/29	900,000	966,375
United Rentals North America 3.88% 2/15/31	880,000	895,400
		9,335,411
Computers–0.72%
Austin BidCo 7.13% 12/15/28	360,000	368,888
Banff Merger Sub 9.75% 9/1/26	1,025,000	1,078,813
		1,447,701
Distribution/Wholesale–0.48%
Avient 5.75% 5/15/25	917,000	968,127
		968,127
Diversified Financial Services–3.25%
μAerCap Holdings 5.88% 10/10/79	1,180,000	1,228,852
μAir Lease 4.65% 6/15/26	905,000	937,806
Ally Financial
μ4.70% 5/15/26	955,000	989,094
8.00% 11/1/31	770,000	1,106,527
Midcap Financial Issuer Trust 6.50% 5/1/28	1,430,000	1,496,552
LVIP Delaware High Yield Fund–3

LVIP Delaware High Yield Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
VistaJet Malta 10.50% 6/1/24	705,000	$ 768,591
		6,527,422
Electric–2.17%
Calpine
4.63% 2/1/29	170,000	167,134
5.00% 2/1/31	1,005,000	999,975
•Green Energy Partners 6.50% (LIBOR03M + 5.50%) 11/12/21	366,464	340,966
•Hamilton Projects Acquiror 4.90% (LIBOR03M + 4.75%) 6/17/27	960,300	949,736
PG&E 5.25% 7/1/30	890,000	898,455
Vistra Operations 4.38% 5/1/29	985,000	989,925
		4,346,191
Electrical Components & Equipment–0.38%
Energizer Holdings 4.38% 3/31/29	755,000	755,778
		755,778
Electronics–0.52%
Sensata Technologies 4.00% 4/15/29	1,030,000	1,045,536
		1,045,536
Energy-Alternate Sources–0.05%
Renewable Energy Group 5.88% 6/1/28	90,000	94,388
		94,388
Engineering & Construction–0.94%
PowerTeam Services 9.03% 12/4/25	1,715,000	1,886,500
		1,886,500
Entertainment–1.53%
Caesars Entertainment
6.25% 7/1/25	575,000	609,500
8.13% 7/1/27	470,000	522,734
Scientific Games International
7.25% 11/15/29	455,000	513,240
8.25% 3/15/26	778,000	834,389
Six Flags Entertainment 4.88% 7/31/24	575,000	580,750
		3,060,613
Environmental Control–0.47%
Madison IAQ 5.88% 6/30/29	935,000	951,363
		951,363
Food–1.72%
JBS 5.50% 1/15/30	525,000	587,150
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Food (continued)
JBS USA Finance 6.50% 4/15/29	720,000	$ 809,107
Kraft Heinz Foods 5.20% 7/15/45	765,000	949,702
Post Holdings 5.50% 12/15/29	1,035,000	1,108,744
		3,454,703
Health Care Products–0.56%
Ortho-Clinical Diagnostics
7.25% 2/1/28	462,000	504,620
7.38% 6/1/25	572,000	614,185
		1,118,805
Health Care Services–4.02%
Community Health Systems
4.75% 2/15/31	955,000	958,581
8.00% 3/15/26	480,000	517,200
DaVita 4.63% 6/1/30	815,000	837,999
Encompass Health 4.75% 2/1/30	659,000	700,187
Hadrian Merger Sub 8.50% 5/1/26	920,000	959,100
HCA
5.38% 2/1/25	585,000	659,880
5.88% 2/1/29	513,000	619,448
7.58% 9/15/25	580,000	698,900
Surgery Center Holdings 10.00% 4/15/27	490,000	537,775
Tenet Healthcare
6.13% 10/1/28	505,000	538,148
6.75% 6/15/23	510,000	556,538
6.88% 11/15/31	426,000	483,510
		8,067,266
Holding Companies-Diversified–0.17%
Stena International 6.13% 2/1/25	330,000	343,200
		343,200
Home Builders–0.62%
M/I Homes 4.95% 2/1/28	1,193,000	1,244,597
		1,244,597
Insurance–1.38%
GTCR AP Finance 8.00% 5/15/27	368,000	391,920
HUB International 7.00% 5/1/26	930,000	964,494
USIS 6.88% 5/1/25	1,400,000	1,417,542
		2,773,956

LVIP Delaware High Yield Fund–4

LVIP Delaware High Yield Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Internet–0.48%
Go Daddy Operating Company 3.50% 3/1/29	960,000	$ 953,760
		953,760
Investment Company Security–0.31%
Hightower Holding 6.75% 4/15/29	610,000	622,200
		622,200
Iron & Steel–0.72%
Allegheny Technologies 5.88% 12/1/27	1,385,000	1,450,787
		1,450,787
Leisure Time–2.69%
Carnival
5.75% 3/1/27	1,865,000	1,953,587
7.63% 3/1/26	1,350,000	1,466,438
Royal Caribbean Cruises 5.50% 4/1/28	1,880,000	1,968,924
		5,388,949
Lodging–0.95%
Boyd Gaming 4.75% 12/1/27	965,000	998,775
MGM Resorts International 4.75% 10/15/28	850,000	903,125
		1,901,900
Machinery Construction & Mining–0.56%
Terex 5.00% 5/15/29	1,085,000	1,131,113
		1,131,113
Machinery Diversified–0.71%
Granite US Holdings 11.00% 10/1/27	430,000	479,450
Vertical Holdco Gmbh 7.63% 7/15/28	430,000	466,631
Welbilt 9.50% 2/15/24	464,000	485,901
		1,431,982
Media–6.72%
Altice Financing 5.00% 1/15/28	620,000	607,705
AMC Networks 4.25% 2/15/29	755,000	761,606
Beasley Mezzanine Holdings 8.63% 2/1/26	955,000	963,652
CCO Holdings
4.50% 8/15/30	1,215,000	1,265,075
4.50% 5/1/32	230,000	238,338
5.38% 6/1/29	765,000	836,222
CSC Holdings
4.63% 12/1/30	945,000	927,149
5.00% 11/15/31	895,000	899,296
5.75% 1/15/30	1,450,000	1,506,187
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
Cumulus Media New Holdings 6.75% 7/1/26	854,000	$ 893,498
Gray Television 7.00% 5/15/27	900,000	973,125
LCPR Senior Secured Financing DAC 6.75% 10/15/27	580,000	625,066
News 3.88% 5/15/29	320,000	323,200
Nexstar Broadcasting 4.75% 11/1/28	680,000	698,700
Sirius XM Radio 4.00% 7/15/28	1,905,000	1,962,150
		13,480,969
Mining–2.97%
First Quantum Minerals
6.88% 10/15/27	680,000	740,996
7.25% 4/1/23	865,000	881,764
7.50% 4/1/25	745,000	772,937
Freeport-McMoRan 5.45% 3/15/43	768,000	938,742
Hudbay Minerals 6.13% 4/1/29	425,000	452,625
New Gold 7.50% 7/15/27	915,000	992,775
Novelis
4.75% 1/30/30	255,000	267,750
5.88% 9/30/26	445,000	462,913
Vedanta Resources Finance II 8.95% 3/11/25	455,000	446,128
		5,956,630
Miscellaneous Manufacturing–0.32%
Bombardier 7.50% 3/15/25	615,000	632,435
		632,435
Oil & Gas–6.30%
Apache
4.75% 4/15/43	600,000	623,820
4.88% 11/15/27	455,000	492,760
Ascent Resources Utica Holdings
5.88% 6/30/29	1,015,000	1,015,000
7.00% 11/1/26	475,000	496,950
CNX Resources
6.00% 1/15/29	1,420,000	1,535,332
7.25% 3/14/27	455,000	487,562
Murphy Oil 6.38% 7/15/28	1,640,000	1,729,134
Occidental Petroleum
3.00% 2/15/27	535,000	530,987
3.40% 4/15/26	510,000	521,475
3.50% 8/15/29	510,000	511,836
6.13% 1/1/31	975,000	1,147,117
6.45% 9/15/36	455,000	543,998
6.63% 9/1/30	670,000	804,000
PDC Energy 5.75% 5/15/26	1,167,000	1,219,142

LVIP Delaware High Yield Fund–5

LVIP Delaware High Yield Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Southwestern Energy 7.75% 10/1/27	908,000	$ 985,171
		12,644,284
Oil & Gas Services–0.96%
TechnipFMC 6.50% 2/1/26	1,790,000	1,932,780
		1,932,780
Packaging & Containers–0.97%
@ARD Finance 6.50% 6/30/27	820,000	861,000
Intertape Polymer Group 4.38% 6/15/29	1,070,000	1,085,028
		1,946,028
Pharmaceuticals–1.37%
Bausch Health 6.25% 2/15/29	1,310,000	1,295,655
Cheplapharm Arzneimittel GmbH 5.50% 1/15/28	935,000	958,375
Organon & Co. 5.13% 4/30/31	475,000	489,345
		2,743,375
Pipelines–5.65%
Crestwood Midstream Partners 5.63% 5/1/27	423,000	434,104
Crestwood Midstream Partners 6.00% 2/1/29	803,000	841,142
DCP Midstream Operating 5.13% 5/15/29	1,365,000	1,508,325
EQM Midstream Partners
4.75% 1/15/31	580,000	597,655
6.50% 7/1/27	385,000	429,275
Genesis Energy
7.75% 2/1/28	1,040,000	1,074,778
8.00% 1/15/27	1,480,000	1,554,925
NuStar Logistics
6.00% 6/1/26	1,022,000	1,108,870
6.38% 10/1/30	1,052,000	1,162,355
Targa Resources Partners
4.00% 1/15/32	1,230,000	1,265,239
4.88% 2/1/31	775,000	838,938
Western Gas Partners 4.75% 8/15/28	485,000	523,800
		11,339,406
Real Estate Investment Trusts–1.22%
Iron Mountain 5.25% 7/15/30	1,030,000	1,090,337
MGM Growth Properties Operating Partnership 3.88% 2/15/29	765,000	776,911
XHR 4.88% 6/1/29	555,000	573,038
		2,440,286
Retail–3.76%
@BCPE Ulysses Intermediate 7.75% 4/1/27	450,000	461,250
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Retail (continued)
Bloomin' Brands / OSI Restaurant Partners 5.13% 4/15/29	1,010,000	$ 1,037,775
L Brands
6.88% 11/1/35	590,000	747,087
6.95% 3/1/33	666,000	809,190
9.38% 7/1/25	385,000	497,613
Magic Mergercosr 7.88% 5/1/29	415,000	427,969
Murphy Oil 3.75% 2/15/31	905,000	894,556
PetSmart 7.75% 2/15/29	1,090,000	1,201,725
White Cap Buyer 6.88% 10/15/28	1,365,000	1,460,891
		7,538,056
Semiconductors–0.97%
Microchip Technology 4.25% 9/1/25	1,365,000	1,433,067
Qorvo 3.38% 4/1/31	490,000	510,688
		1,943,755
Software–2.49%
Black Knight InfoServ 3.63% 9/1/28	805,000	800,943
BY Crown Parent 4.25% 1/31/26	825,000	864,187
Camelot Finance 4.50% 11/1/26	855,000	894,544
Clarivate Science Holdings 4.88% 6/30/29	1,305,000	1,339,256
SS&C Technologies 5.50% 9/30/27	1,024,000	1,085,133
		4,984,063
Telecommunications–7.10%
Altice France Holding 6.00% 2/15/28	1,420,000	1,414,036
=Century Communication 9.50% 3/1/49	2,820,000	0
Cincinnati Bell 7.00% 7/15/24	1,140,000	1,169,925
Connect Finco 6.75% 10/1/26	1,540,000	1,628,550
Consolidated Communications
5.00% 10/1/28	445,000	451,119
6.50% 10/1/28	445,000	478,709
Front Range BidCo 6.13% 3/1/28	1,540,000	1,572,725
Frontier Communications 5.88% 10/15/27	515,000	551,694
Level 3 Financing 4.25% 7/1/28	1,045,000	1,060,424
Sable International Finance 5.75% 9/7/27	630,000	662,886
Sprint
7.13% 6/15/24	405,000	467,269
7.63% 3/1/26	555,000	677,100

LVIP Delaware High Yield Fund–6

LVIP Delaware High Yield Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
Sprint (continued)
7.88% 9/15/23	1,250,000	$ 1,420,095
Sprint Capital 8.75% 3/15/32	200,000	304,000
T-Mobile USA
2.63% 4/15/26	515,000	526,587
3.38% 4/15/29	515,000	531,477
3.50% 4/15/31	290,000	300,019
Vmed O2 UK Financing I PLC 4.75% 7/15/31	1,000,000	1,015,000
		14,231,615
Total Corporate Bonds (Cost $161,901,899)		170,100,996
LOAN AGREEMENTS–8.75%
•Applied Systems 6.50% (LIBOR03M + 5.50%) 9/19/25	2,923,086	2,956,701
•Apro 5.00% (LIBOR03M + 4.00%) 11/14/26	622,147	620,562
•Epicor Software Corporation 8.75% (LIBOR01M + 7.75%) 7/31/28	725,600	748,732
•Frontier Communications 4.50% (LIBOR01M + 3.75%) 5/1/28	375,000	375,000
•Gainwell Acquisition 4.75% (LIBOR01M + 4.00%) 10/1/27	1,057,000	1,059,378
•Global Medical Response 5.75% (LIBOR03M + 4.75%) 10/2/25	1,465,327	1,470,823
∞Green Energy Partners 0.00% 11/13/21	130,904	121,795
Informatica 7.13% (LIBOR03M + 7.12%) 2/25/25	1,046,000	1,066,920
•Peraton Holding 4.50% (LIBOR01M + 3.75%) 2/1/28	987,525	989,579
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Schweitzer-Mauduit International 4.75% (LIBOR01M + 3.75%) 1/27/28	480,000	$ 472,800
•Solenis Holdings 8.64% (LIBOR03M + 8.50%) 6/26/26	1,539,882	1,534,877
•Surgery Center Holdings, Inc. 4.75% (LIBOR03M + 3.75%) 9/3/24	970,019	973,501
•Tecta America 9.25% (LIBOR01M + 8.50%) 4/1/29	560,000	557,200
•Ultimate Software Group 7.50% 5/3/27	1,794,000	1,822,399
•Vantage Specialty Chemicals 4.50% (LIBOR03M + 3.5%) 10/28/24	308,402	300,501
•Verscend Holding 4.10% (LIBOR01M + 4.00%) 8/27/25	1,972,421	1,975,597
•Vision Solutions 8.00% 4/23/29	500,000	497,500
Total Loan Agreements (Cost $17,371,682)		17,543,865

	Number of Shares
MONEY MARKET FUND–4.89%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.03%)	9,797,872	9,797,872
Total Money Market Fund (Cost $9,797,872)		9,797,872

TOTAL INVESTMENTS–98.44% (Cost $189,071,453)	197,442,733

★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.56%	3,133,213
NET ASSETS APPLICABLE TO 40,803,370 SHARES OUTSTANDING–100.00%	$200,575,946
NET ASSET VALUE PER SHARE–LVIP DELAWARE HIGH YIELD FUND STANDARD CLASS ($79,924,911 / 16,242,966 Shares)	$4.921
NET ASSET VALUE PER SHARE–LVIP DELAWARE HIGH YIELD FUND SERVICE CLASS ($120,651,035 / 24,560,404 Shares)	$4.912
LVIP Delaware High Yield Fund–7

LVIP Delaware High Yield Fund
Statement of Net Assets (continued)
COMPONENTS OF NET ASSETS AT JUNE 30, 2021:
Shares of beneficial interest (unlimited authorization–no par)	$224,424,430
Distributable earnings/(accumulated loss)	(23,848,484)
TOTAL NET ASSETS	$200,575,946

° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2021. Rate will reset at a future date.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
@ PIK. 100% of the income received was in the form of additional par.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements."
∞ Delayed settlement. Interest rate to be determined upon settlement date.
★ Includes $2,236 expense reimbursement receivable from Lincoln Investment Advisors Corporation, $2,660,883 payable for securities purchased, $52,939 payable for fund shares redeemed, $89,576 other accrued expenses payable and $143,643 due to manager and affiliates as of June 30, 2021.

Summary of Abbreviations:
LIBOR01M–Intercontinental Exchange London Interbank Offered Rate USD 1 Month
LIBOR03M–Intercontinental Exchange London Interbank Offered Rate USD 3 Month
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware High Yield Fund–8

LVIP Delaware High Yield Fund
Statement of Operations
Six Months Ended June 30, 2021 (unaudited)
INVESTMENT INCOME:
Interest	$ 5,160,240
EXPENSES:
Management fees	634,550
Distribution fees-Service Class	177,274
Accounting and administration expenses	33,880
Professional fees	23,858
Reports and statements to shareholders	20,976
Shareholder servicing fees	9,641
Pricing fees	8,424
Custodian fees	4,308
Trustees’ fees and expenses	4,273
Consulting fees	543
Other	7,448
925,175
Less:
Expenses reimbursed	(25,453)
Total operating expenses	899,722
NET INVESTMENT INCOME	4,260,518
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	3,765,827
Net change in unrealized appreciation (depreciation) of investments	(1,950,770)
NET REALIZED AND UNREALIZED GAIN	1,815,057
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 6,075,575
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware High Yield Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/21 (unaudited)	Year Ended 12/31/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 4,260,518	$ 9,206,207
Net realized gain (loss)	3,765,827	(69,627)
Net change in unrealized appreciation (depreciation)	(1,950,770)	2,996,765
Net increase in net assets resulting from operations	6,075,575	12,133,345
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(5,155,557)	(4,405,630)
Service Class	(7,509,266)	(6,607,380)
	(12,664,823)	(11,013,010)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	3,956,434	6,841,419
Service Class	8,218,517	23,458,055
Reinvestment of dividends and distributions:
Standard Class	5,155,557	4,405,630
Service Class	7,509,266	6,607,380
	24,839,774	41,312,484
Cost of shares redeemed:
Standard Class	(3,250,336)	(14,266,490)
Service Class	(10,654,411)	(35,086,045)
	(13,904,747)	(49,352,535)
Increase (decrease) in net assets derived from capital share transactions	10,935,027	(8,040,051)
NET INCREASE (DECREASE) IN NET ASSETS	4,345,779	(6,919,716)
NET ASSETS:
Beginning of period	196,230,167	203,149,883
End of period	$200,575,946	$196,230,167
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware High Yield Fund–9

LVIP Delaware High Yield Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
		LVIP Delaware High Yield Fund Standard Class
	Six Months Ended 6/30/21[1,2] (unaudited)	Year Ended
		12/31/20 [1]	12/31/19 [1]	12/31/18 [1]	12/31/17 [1]	12/31/16 [1]
Net asset value, beginning of period	$ 5.100	$ 5.080	$ 4.670	$ 5.200	$ 5.140	$ 4.890
Income (loss) from investment operations:
Net investment income[3]	0.116	0.240	0.260	0.280	0.280	0.290
Net realized and unrealized gain (loss)	0.048	0.080	0.480	(0.500)	0.090	0.320
Total from investment operations	0.164	0.320	0.740	(0.220)	0.370	0.610
Less dividends and distributions from:
Net investment income	(0.343)	(0.300)	(0.330)	(0.310)	(0.310)	(0.360)
Total dividends and distributions	(0.343)	(0.300)	(0.330)	(0.310)	(0.310)	(0.360)
Net asset value, end of period	$ 4.921	$ 5.100	$ 5.080	$ 4.670	$ 5.200	$ 5.140
Total return[4]	3.31%	7.24%	16.43% [5]	(4.47%)	7.49%	13.16%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$79,925	$76,743	$ 79,463	$ 75,568	$102,359	$112,614
Ratio of expenses to average net assets	0.74%	0.74%	0.74%	0.75%	0.75%	0.74%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.77%	0.78%	0.76%	0.75%	0.75%	0.75%
Ratio of net investment income to average net assets	4.55%	5.08%	5.32%	5.60%	5.35%	5.95%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	4.52%	5.04%	5.30%	5.60%	5.35%	5.94%
Portfolio turnover	27%	124%	87%	96%	86%	112%

[1]	The Fund adopted the accounting and performance history of the Delaware VIP High Yield Series, a former series of Delaware VIP® Trust, as the result of a reorganization on May 1, 2021. Pre-inception information is that of the Delaware VIP High Yield Series.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager and/or distributor. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	General Motors term loan litigation were included in total return. If excluded, the impact on the total return would be 1.11% lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware High Yield Fund–10

LVIP Delaware High Yield Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
		LVIP Delaware High Yield Fund Service Class
	Six Months Ended 6/30/21[1,2] (unaudited)	Year Ended
		12/31/20 [1]	12/31/19 [1]	12/31/18 [1]	12/31/17 [1]	12/31/16 [1]
Net asset value, beginning of period	$ 5.080	$ 5.060	$ 4.650	$ 5.180	$ 5.120	$ 4.870
Income (loss) from investment operations:
Net investment income[3]	0.108	0.230	0.250	0.260	0.260	0.280
Net realized and unrealized gain (loss)	0.047	0.070	0.480	(0.490)	0.100	0.320
Total from investment operations	0.155	0.300	0.730	(0.230)	0.360	0.600
Less dividends and distributions from:
Net investment income	(0.323)	(0.280)	(0.320)	(0.300)	(0.300)	(0.350)
Total dividends and distributions	(0.323)	(0.280)	(0.320)	(0.300)	(0.300)	(0.350)
Net asset value, end of period	$ 4.912	$ 5.080	$ 5.060	$ 4.650	$ 5.180	$ 5.120
Total return[4]	3.13%	6.89%	16.12% [5]	(4.76%)	7.26%	12.91%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$120,651	$119,487	$ 123,687	$118,487	$149,616	$160,831
Ratio of expenses to average net assets	1.04%	1.04%	1.04%	1.03%	1.00%	0.99%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.07%	1.08%	1.06%	1.05%	1.05%	1.05%
Ratio of net investment income to average net assets	4.25%	4.78%	5.02%	5.32%	5.10%	5.70%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	4.22%	4.74%	5.00%	5.30%	5.05%	5.64%
Portfolio turnover	27%	124%	87%	96%	86%	112%

[1]	The Fund adopted the accounting and performance history of the Delaware VIP High Yield Series, a former series of Delaware VIP® Trust, as the result of a reorganization on May 1, 2021. Pre-inception information is that of the Delaware VIP High Yield Series.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager and/or distributor. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	General Motors term loan litigation were included in total return. If excluded, the impact on the total return would be 1.11% lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware High Yield Fund–11

LVIP Delaware High Yield Fund
Notes to Financial Statements
June 30, 2021 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 105 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Delaware High Yield Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund has adopted the accounting and performance history of the Delaware VIP High Yield Series, a former series of Delaware VIP® Trust, (the “Predecessor Fund”) as the result of a reorganization in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund on May 1, 2021. The Fund commenced on May 1, 2021. Pre-inception information for Standard Class shares and Service Class shares shown is that of the Predecessor Fund’s Standard Class shares and Service Class shares. The Fund and the Predecessor Fund have substantially similar investment goals and strategies.
The Fund’s investment objective is to seek total return and, as a secondary objective, high current income.
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   Other debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2021 and for all open tax years (years ended December 31, 2017-December 31, 2020), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2021, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
LVIP Delaware High Yield Fund–12

LVIP Delaware High Yield Fund
Notes to Financial Statements (continued)
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.65% of the first $500 million of the Fund's average daily net assets; 0.60% of the next $500 million; 0.55% of the next $1.5 billion; and 0.50% of the Fund's average daily net assets in excess of $2.5 billion.   The agreement will continue at least through April 30, 2023, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.   The management fee is calculated daily and paid monthly.   Prior to May 1, 2021, DMC (Delaware Management Company) had contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fee, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent annual Series operating expenses from exceeding 0.74% of the Series’ average daily net assets.
LIAC has contractually agreed to reimburse the Fund to the extent that the Fund's Operating Expenses exceed 0.74% of the average daily net assets for the Standard Class and 1.04% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue through at least April 30, 2023, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.
LIAC retains the right to receive reimbursements of excess amounts waived or paid by LIAC under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LIAC and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. As of June 30, 2021, no expense reimbursements were subject to recoupment.
Delaware Investments Fund Advisers ("DIFA") (the “Sub-Adviser”), a series of Macquarie Investment Management Business Trust, is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays DIFA a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2021, costs for these administrative and legal services were as follows:
Administrative	$5,288
Legal	2,830
Effective May 1, 2021, Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Prior to May 1, 2021, Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC(Delaware Management Company) provided fund accounting and financial administrative oversight services to the Series. For these services, DIFSC’s fees were calculated daily and paid monthly based on the aggregate daily net assets of all funds within the Delaware Funds® by Macquarie (Delaware Funds) at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds paid a minimum of $4,000, which, in aggregate, was subtracted from the Total Fee. Each fund then paid its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $2,474 for the six months ended June 30, 2021.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.30% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
LVIP Delaware High Yield Fund–13

LVIP Delaware High Yield Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
At June 30, 2021, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LIAC	$ 2,236
Management fees payable to LIAC	106,715
Distribution fees payable to LFD	29,693
Printing and mailing fees payable to Lincoln Life	2,474
Shareholder servicing fees payable to Lincoln Life	4,761
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2021, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$63,518,211
Sales	52,803,824
At June 30, 2021, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2021, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$189,312,277
Aggregate unrealized appreciation of investments	$ 8,354,831
Aggregate unrealized depreciation of investments	(406,695)
Net unrealized appreciation of investments	$ 7,948,136
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2021.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP Delaware High Yield Fund–14

LVIP Delaware High Yield Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate Bonds
Advertising	$ —	$ 2,550,371	$—	$ 2,550,371
Aerospace & Defense	—	1,941,807	—	1,941,807
Airlines	—	3,033,305	—	3,033,305
Apparel	—	1,039,933	—	1,039,933
Auto Manufacturers	—	5,390,449	—	5,390,449
Banks	—	7,960,701	—	7,960,701
Building Materials	—	586,976	—	586,976
Chemicals	—	5,481,524	—	5,481,524
Commercial Services	—	9,335,411	—	9,335,411
Computers	—	1,447,701	—	1,447,701
Distribution/Wholesale	—	968,127	—	968,127
Diversified Financial Services	—	6,527,422	—	6,527,422
Electric	—	4,346,191	—	4,346,191
Electrical Components & Equipment	—	755,778	—	755,778
Electronics	—	1,045,536	—	1,045,536
Energy-Alternate Sources	—	94,388	—	94,388
Engineering & Construction	—	1,886,500	—	1,886,500
Entertainment	—	3,060,613	—	3,060,613
Environmental Control	—	951,363	—	951,363
Food	—	3,454,703	—	3,454,703
Health Care Products	—	1,118,805	—	1,118,805
Health Care Services	—	8,067,266	—	8,067,266
Holding Companies-Diversified	—	343,200	—	343,200
Home Builders	—	1,244,597	—	1,244,597
Insurance	—	2,773,956	—	2,773,956
Internet	—	953,760	—	953,760
Investment Company Security	—	622,200	—	622,200
Iron & Steel	—	1,450,787	—	1,450,787
Leisure Time	—	5,388,949	—	5,388,949
Lodging	—	1,901,900	—	1,901,900
Machinery Construction & Mining	—	1,131,113	—	1,131,113
Machinery Diversified	—	1,431,982	—	1,431,982
Media	—	13,480,969	—	13,480,969
Mining	—	5,956,630	—	5,956,630
Miscellaneous Manufacturing	—	632,435	—	632,435
Oil & Gas	—	12,644,284	—	12,644,284
Oil & Gas Services	—	1,932,780	—	1,932,780
Packaging & Containers	—	1,946,028	—	1,946,028
Pharmaceuticals	—	2,743,375	—	2,743,375
Pipelines	—	11,339,406	—	11,339,406
Real Estate Investment Trusts	—	2,440,286	—	2,440,286
Retail	—	7,538,056	—	7,538,056
Semiconductors	—	1,943,755	—	1,943,755
Software	—	4,984,063	—	4,984,063
Telecommunications	—	14,231,615	0*	14,231,615
Loan Agreements	—	17,543,865	—	17,543,865
Money Market Fund	9,797,872	—	—	9,797,872
Total Investments	$9,797,872	$187,644,861	$—	$197,442,733

*	Includes securities that have been valued at zero on the "Statement of Net Assets" that are considered to be Level 3 investments in this table.
During the six months ended June 30, 2021, there were no material transfers to or from Level 3 investments.
LVIP Delaware High Yield Fund–15

LVIP Delaware High Yield Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/21	12/31/20
Shares sold:
Standard Class	795,795	1,412,083
Service Class	1,626,407	4,905,743
Shares reinvested:
Standard Class	1,063,002	1,008,153
Service Class	1,548,302	1,515,454
	5,033,506	8,841,433
Shares redeemed:
Standard Class	(650,037)	(3,035,029)
Service Class	(2,116,235)	(7,383,421)
	(2,766,272)	(10,418,450)
Net increase	2,267,234	(1,577,017)
5. Line of Credit
Prior to May 1, 2021, the Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a $225,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants were charged an annual commitment fee of 0.15% and an upfront fee of 0.05%, which was allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The Series had no amounts outstanding during the period ending April 30, 2021.
6. Risk Factors
The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s Financial Services LLC or Ba or lower by Moody’s Investor Services Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.
When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities.   Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
LVIP Delaware High Yield Fund–16

LVIP Delaware High Yield Fund
Notes to Financial Statements (continued)
8. Recent Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) - Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying this ASU.
9. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Delaware High Yield Fund–17

LVIP Delaware High Yield Fund
Other Fund Information (unaudited)
Approval of Investment Management and Subadvisory Agreements
On September 1-2, 2020, the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things, (i) the approval of the investment management agreement between the Trust and Lincoln Investment Advisors Corporation (“LIAC”), (ii) the approval of the sub-advisory agreement with Delaware Investment Fund Advisers (“Delaware”) and (iii) for certain series, the approval of the sub-sub-advisory agreements between Delaware and certain entities affiliated with Delaware (the sub-sub-advisory agreements collectively with the sub-advisory agreement and the investment management agreement, the “Advisory Agreements”) for seven new series of the Trust (the “Funds”). The Board noted that each Fund was being formed to acquire the assets and liabilities (the “Transaction”) of an existing fund advised by Delaware (each an “Acquired Fund” and collectively the “Acquired Funds”) with the same investment objective(s) and substantially similar principal investment strategies. The Board considered that the Transaction was expected to take place in the second quarter of 2021.
The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) reported that they had reviewed materials provided by LIAC, Lincoln National Life Insurance Company (“Lincoln Life”) and Delaware prior to and during the meeting. Among other information, LIAC, Lincoln Life and Delaware provided information to assist the Independent Trustees in assessing the nature, extent and quality of services to be provided, including a presentation by representatives of Delaware. After reviewing the information received, the Independent Trustees requested supplemental information and LIAC provided materials in response. The Board noted that LIAC and Delaware provided services to other funds in the Trust and that the Board reviewed extensive information provided by LIAC and Delaware in connection with the 2020 contract renewal process. The Board determined that, given the totality of the information provided in connection with the 2020 annual contract renewal process and with respect to the Advisory Agreements, the Board had received sufficient information to approve the Advisory Agreements. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and employees of Lincoln Life, LIAC and Delaware to consider the approval of the Advisory Agreements.
Based upon its review, the Board concluded that it was in the best interests of each Fund that the Advisory Agreements be approved. In considering the approval of the Advisory Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.
Approval of Investment Management Agreement
Nature, Extent and Quality of Services. In considering the approval of the investment management agreement with LIAC, the Board considered the nature, extent and quality of services expected to be provided to the Funds by LIAC, including LIAC personnel and resources and LIAC’s criteria for review of a sub-adviser’s performance. The Board considered LIAC’s rationale for proposing the creation of the Funds and the adoption of the Acquired Funds. The Board reviewed the services to be provided by LIAC in serving as investment adviser, including the backgrounds of the personnel providing the investment management services and compliance staff. The Board also considered that certain Lincoln Life personnel provide services to the other funds in the Trust on behalf of LIAC, and that Lincoln Life was proposed to provide administrative services to the Funds under a separate administration agreement. The Board concluded that the services provided by LIAC were expected to be satisfactory.
Performance. The Board considered that LIAC would not manage the day-to-day investment portfolio of the Funds and would delegate those duties to Delaware. The Board noted the oversight activities to be performed by LIAC, including review of returns on a relative and absolute basis, evaluation of brokerage execution quality and compliance reviews.
Management Fee. The Board reviewed each Fund’s proposed investment management fee schedule and estimated net expense ratio giving effect to the expense limitation that LIAC proposed for the Standard and Service class of each Fund through April 30, 2023, and reviewed information comparing the investment management fee schedule and estimated net expense ratio to the median of a peer group provided by LIAC. The Board considered that each Fund’s management fee was the same as the applicable existing Acquired Fund advised by Delaware.
The Board noted that the proposed investment management fee for the LVIP Delaware Diversified Income Fund was above the median investment management fee of the peer group provided by LIAC. The Board also considered that the Fund’s estimated net expense ratio for Standard class shares, which would be subject to an expense limitation through April 30, 2023, was within range of the median expense ratio of the peer group.
The Board noted that the proposed investment management fee for the LVIP Delaware Limited-Term Diversified Income Fund was above the median investment management fee of the peer group provided by LIAC. The Board also considered that the Fund’s estimated net expense ratio for Standard class shares, which would be subject to an expense limitation through April 30, 2023, was the same as the median expense ratio of the peer group
The Board noted that the proposed investment management fee for the LVIP Delaware REIT Fund was within range of the median investment management fee of the peer group provided by LIAC. The Board also considered that the Fund’s estimated net expense ratio for Standard class shares, which would be subject to an expense limitation through April 30, 2023, was the same as the median expense ratio of the peer group.
LVIP Delaware High Yield Fund–18

LVIP Delaware High Yield Fund
Other Fund Information (unaudited) (continued)
Approval of Investment Management Agreement (continued)
The Board noted that the proposed investment management fee for the LVIP Delaware SMID Cap Core Fund was within range of the median investment management fee of the peer group provided by LIAC. The Board also considered that the Fund’s estimated net expense ratio for Standard class shares, which would be subject to an expense limitation through April 30, 2023, was within range of the median expense ratio of the peer group.
The Board noted that the proposed investment management fee for the LVIP Delaware U.S. Growth Fund was below the median investment management fee of the peer group provided by LIAC. The Board also considered that the Fund’s estimated net expense ratio for Standard class shares, which would be subject to an expense limitation through April 30, 2023, was below the median expense ratio of the peer group.
The Board noted that the proposed investment management fee for the LVIP Delaware Value Fund was above the median investment management fee of the peer group provided by LIAC. The Board also considered that the Fund’s estimated net expense ratio for Standard class shares, which would be subject to an expense limitation through April 30, 2023, was within range of the median expense ratio of the peer group.
The Board noted that the proposed investment management fee for the LVIP Delaware High Yield Fund was within range of the median investment management fee of the peer group provided by LIAC. The Board also considered that the Fund’s estimated net expense ratio for Standard class shares, which would be subject to an expense limitation through April 30, 2023, was the same as the median expense ratio of the peer group.
In light of the nature, quality and extent of services to be provided by LIAC, including sub-adviser oversight, the Board concluded that each Fund’s investment management fee was reasonable.
Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Funds grow and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of the Funds’ investors. The Board considered that each Fund had breakpoints in its investment management fee schedule, and that LIAC proposed to implement an expense limitation for each Fund’s Standard and Service class shares through April 30, 2023, and concluded that economies of scale would be appropriately shared with investors.
Profitability. The Board also reviewed the estimated profitability analysis to LIAC with respect to each Fund, and concluded that the estimated profitability of LIAC in connection with the management of each Fund was not unreasonable. The Board also considered that LIAC would bear the costs associated with the Transaction.
Fallout Benefits. Because of its relationship with the Fund, LIAC and its affiliates may receive certain benefits. The Board considered materials provided during the 2020 contract renewal process as to any such benefits to LIAC and its affiliates. Lincoln Life and its affiliated insurance companies (“Lincoln Insurance Companies”) receive 12b-1 fees, which are paid by each Fund’s Service Class shares through Lincoln Financial Distributors, Inc., which is the principal underwriter and distributor for Funds. Lincoln Life serves as the administrator for the Funds for which it is separately compensated. The Board also noted that Lincoln Insurance Companies may be eligible to claim on their tax returns “dividends received deductions” in connection with dividends received from LVIP Funds by the Lincoln Insurance Companies holding the Funds’ shares on behalf of contract holders.
Approval of Subadvisory Agreement
Nature, Extent and Quality of Services. In considering the approval of the sub-advisory agreement between LIAC and Delaware with respect to the Funds, the Board considered the nature, extent and quality of day-to-day investment management services to be provided by Delaware under the sub-advisory agreement. They also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance and regulatory matters. The Board also considered the approval of four sub-sub-advisory agreements between Delaware and four of its affiliates: Macquarie Investment Management Austria Kapitalanlage, Macquarie Investment Management Europe Limited, Macquarie Investment Management Global Limited and Macquarie Investment Management Hong Kong Limited. The Board noted that compensation paid to each sub-subadviser, if any, would be paid by Delaware. The Board concluded that the services to be provided by Delaware and the affiliated sub-subadvisers were expected to be satisfactory.
Performance. With respect to performance, the Board considered that the Funds had not commenced operations. The Board considered the performance of the Acquired Funds and that, at the closing of the Transaction, LIAC anticipates that each Fund will be managed pursuant to substantially similar strategies. The Board reviewed each Acquired Fund’s investment performance over multiple time periods ended June 30, 2020 and the average performance of funds in its respective Morningstar category and benchmark index.
Sub-Advisory Fee and Economies of Scale. The Board reviewed the proposed sub-advisory fee for each Fund and considered that the sub-advisory fee schedule was negotiated between LIAC and Delaware, an unaffiliated third party, and that LIAC would compensate Delaware from its fees. The Board concluded that the proposed subadvisory fee was reasonable.
LVIP Delaware High Yield Fund–19

LVIP Delaware High Yield Fund
Other Fund Information (unaudited) (continued)
Approval of Subadvisory Agreement (continued)
Profitability and Fallout Benefits. The Board noted that the proposed sub-advisory fee for each Fund was negotiated between LIAC and Delaware, an unaffiliated third party, and that LIAC would compensate Delaware from its fees. The Board reviewed materials provided by Delaware as to any additional benefits it receives and noted that Delaware indicated that it indirectly benefits from association with the LVIP Funds in the marketplace and its ability to leverage resources.
Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreements for the Funds are fair and reasonable, and that approval of the Advisory Agreements is in the best interests of each Fund.
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions.
The Fund was not operational as of December 31, 2020 and therefore was not included in the Committee’s most recent written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program. The Fund will be included in the next annual report of the Committee, which will cover the period of January 1, 2021 through December 31, 2021.
Please refer to the Fund's prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP Delaware High Yield Fund–20

LVIP Delaware Limited-Term Diversified Income Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2021

LVIP Delaware Limited-Term Diversified Income Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Delaware Limited-Term Diversified Income Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2021 to June 30, 2021
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”) and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021 to June 30, 2021.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s expenses shown in the table reflect expense reimbursements in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/21	Ending Account Value 6/30/21	Annualized Expense Ratio	Expenses Paid During Period 1/1/21 to 6/30/21*
Actual
Standard Class Shares	$1,000.00	$998.10	0.53%	$2.63
Service Class Shares	1,000.00	995.80	0.83%	4.11
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.20	0.53%	$2.66
Service Class Shares	1,000.00	1,020.70	0.83%	4.16

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Delaware Limited-Term Diversified Income Fund–1

LVIP Delaware Limited-Term Diversified Income Fund
Security Type/Sector Allocation and Credit Quality Ratings (unaudited)
As of June 30, 2021
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Agency Collateralized Mortgage Obligations	2.96%
Agency Commercial Mortgage-Backed Securities	0.74%
Agency Mortgage-Backed Securities	7.84%
Corporate Bonds	48.57%
Advertising	0.12%
Aerospace & Defense	1.55%
Airlines	0.80%
Apparel	0.12%
Auto Manufacturers	1.96%
Banks	12.50%
Beverages	0.72%
Biotechnology	0.80%
Chemicals	0.34%
Commercial Services	1.77%
Computers	0.26%
Distribution/Wholesale	0.45%
Diversified Financial Services	2.54%
Electric	6.49%
Electrical Components & Equipment	0.23%
Engineering & Construction	0.14%
Entertainment	0.49%
Food	0.27%
Forest Products & Paper	0.24%
Health Care Products	0.12%
Insurance	3.29%
Internet	0.27%
Iron & Steel	0.44%
Leisure Time	0.16%
Lodging	0.24%
Machinery Diversified	0.10%
Media	1.46%
Mining	0.32%
Oil & Gas	0.94%
Oil & Gas Services	0.44%
Packaging & Containers	0.53%
Pharmaceuticals	2.20%
Pipelines	2.90%
Retail	0.03%
Semiconductors	1.44%
Software	0.49%
Telecommunications	1.17%
Trucking & Leasing	0.24%
Non-Agency Asset-Backed Securities	14.84%
Non-Agency Commercial Mortgage-Backed Security	0.03%
Security Type/Sector	Percentage of Net Assets
U.S. Treasury Obligations	22.72%
Money Market Fund	1.94%
Total Investments	99.64%
Receivables and Other Assets Net of Liabilities	0.36%
Total Net Assets	100.00%

Credit Quality Ratings (as a % of fixed income investments)#
U.S. Government	35.07%
AAA	13.40%
AA	6.18%
A	15.34%
BBB	23.00%
BB	4.25%
B	2.38%
Non-Rated	0.38%
Total	100.00%

#	For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s Rating Services (“S&P”) or Moody’s Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.

LVIP Delaware Limited-Term Diversified Income Fund–2

LVIP Delaware Limited-Term Diversified Income Fund
Statement of Net Assets
June 30, 2021 (unaudited)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–2.96%
Freddie Mac REMICS 1.00% 4/25/31	17,427,256	$ 17,390,736
•Freddie Mac STACR REMIC Trust
Series 2020-DNA6 M1 0.92% (SOFR30A + 0.90%) 12/25/50	4,314,626	4,316,879
Series 2021-DNA1 M1 0.67% (SOFR30A + 0.65%) 1/25/51	5,119,231	5,119,230
Series 2021-DNA3 M1 0.77% (SOFR30A + 0.75%) 10/25/33	5,100,000	5,103,712
Series 2021-HQA1 M1 0.72% (SOFR30A + 0.70%) 8/25/33	5,700,000	5,696,856
Series 2021-HQA2 M1 0.72% (SOFR30A + 0.70%) 12/25/33	3,685,000	3,684,935
•Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2017-DNA3 M2 2.59% (LIBOR01M + 2.50%) 3/25/30	450,000	459,209
Series 2017-HQA2 M2AS 1.14% (LIBOR01M + 1.05%) 12/25/29	822,091	821,568
♦Freddie Mac Structured Pass Through Certificates Series T-54 2A 6.50% 2/25/43	565	692
♦Freddie Mac Structured Pass-Through Certificates Series T-58 2A 6.50% 9/25/43	10,129	12,006
Total Agency Collateralized Mortgage Obligations (Cost $42,729,855)		42,605,823
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.74%
♦Freddie Mac Multifamily Structured Pass Through Certificates Series K729 A2 3.14% 10/25/24	4,650,000	4,976,957
•FREMF Mortgage Trust
3.51% 7/25/22	2,950,000	3,024,859
Series 2011-K15 B 5.09% 8/25/44	125,000	124,951
Series 2012-K22 B 3.81% 8/25/45	1,115,000	1,149,953
Series 2014-K717 B 3.71% 11/25/47	635,000	637,877
Series 2014-K717 C 3.71% 11/25/47	215,000	215,937
	Principal Amount°	Value (U.S. $)
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
•FREMF Mortgage Trust (continued)
Series 2016-K722 B 3.99% 7/25/49	535,000	$ 559,411
Total Agency Commercial Mortgage-Backed Securities (Cost $10,778,356)		10,689,945
AGENCY MORTGAGE-BACKED SECURITIES–7.84%
•Fannie Mae Grantor Trust 6.98% 6/19/41	8,443	9,581
Fannie Mae S.F. 15 yr
2.50% 8/1/35	4,677,061	4,880,304
2.50% 11/1/35	11,891,045	12,431,700
Fannie Mae S.F. 30 yr
1.50% 3/1/36	8,307,473	8,417,512
3.50% 1/1/48	11,373,321	12,100,345
4.50% 7/1/40	307,739	334,146
4.50% 8/1/41	772,775	862,482
4.50% 2/1/46	6,179,664	6,839,634
4.50% 5/1/46	872,192	969,241
4.50% 11/1/47	6,665,507	7,375,924
4.50% 4/1/48	3,397,853	3,785,712
5.00% 7/1/47	692,686	792,361
5.00% 8/1/48	14,994,554	16,570,685
5.00% 12/1/48	6,770,431	7,455,138
5.50% 5/1/44	20,365,627	23,559,871
6.00% 1/1/42	1,339,665	1,587,126
Freddie Mac S.F. 30 yr
4.50% 3/1/42	453,381	505,629
4.50% 7/1/45	890,627	989,763
5.50% 9/1/41	2,349,005	2,725,608
Ginnie Mae II Pool 6.50% 6/20/39	345,668	405,304
GNMA II S.F. 30 yr 5.50% 5/20/37	85,067	97,253
Total Agency Mortgage-Backed Securities (Cost $109,870,141)		112,695,319
CORPORATE BONDS–48.57%
Advertising–0.12%
Clear Channel International 6.63% 8/1/25	1,575,000	1,655,057
		1,655,057
Aerospace & Defense–1.55%
Spirit AeroSystems 5.50% 1/15/25	2,700,000	2,868,750
Teledyne Technologies 0.95% 4/1/24	15,970,000	15,995,017
TransDigm 8.00% 12/15/25	3,141,000	3,393,851
		22,257,618
LVIP Delaware Limited-Term Diversified Income Fund–3

LVIP Delaware Limited-Term Diversified Income Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Airlines–0.80%
Delta Air Lines
7.00% 5/1/25	6,438,000	$ 7,513,071
7.38% 1/15/26	1,941,000	2,277,441
Spirit Loyalty Cayman 8.00% 9/20/25	1,110,000	1,255,410
United Airlines 4.38% 4/15/26	465,000	481,359
		11,527,281
Apparel–0.12%
VF 2.40% 4/23/25	1,715,000	1,798,395
		1,798,395
Auto Manufacturers–1.96%
Ford Motor 8.50% 4/21/23	4,533,000	5,058,601
Ford Motor Credit 3.38% 11/13/25	3,500,000	3,629,325
General Motors Financial
•0.80% (SOFR + 0.76%) 3/8/24	8,025,000	8,081,792
3.45% 4/10/22	2,145,000	2,184,494
4.15% 6/19/23	1,290,000	1,370,063
4.35% 4/9/25	1,850,000	2,044,237
5.10% 1/17/24	4,880,000	5,372,408
5.25% 3/1/26	339,000	391,439
		28,132,359
Banks–12.50%
Banco Continental 2.75% 12/10/25	3,115,000	3,071,421
Banco Santander 3.50% 4/11/22	4,800,000	4,916,506
Bank of America
μ0.98% 9/25/25	6,085,000	6,080,315
μ3.46% 3/15/25	3,825,000	4,088,100
4.10% 7/24/23	6,940,000	7,456,916
Bank of Montreal 1.85% 5/1/25	1,785,000	1,841,220
Barclays 1.70% 5/12/22	5,170,000	5,229,303
BBVA Bancomer 1.88% 9/18/25	3,490,000	3,529,612
BBVA USA 3.88% 4/10/25	4,955,000	5,459,316
μCitigroup 4.04% 6/1/24	8,670,000	9,234,440
•Citizens Bank 0.87% (LIBOR03M + 0.72%) 2/14/22	7,515,000	7,540,559
μCredit Agricole 1.91% 6/16/26	1,895,000	1,932,030
μCredit Suisse Group
2.59% 9/11/25	4,680,000	4,868,954
4.21% 6/12/24	2,935,000	3,125,944
7.25% 9/12/25	2,425,000	2,741,463
Credit Suisse Group Funding Guernsey 3.80% 6/9/23	1,640,000	1,738,033
Deutsche Bank 0.90% 5/28/24	4,850,000	4,827,916
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Goldman Sachs Group
•0.86% (SOFR + 0.81%) 3/9/27	5,435,000	$ 5,425,686
•1.33% (LIBOR03M + 1.17%) 5/15/26	10,075,000	10,341,182
3.50% 4/1/25	8,420,000	9,134,835
•JPMorgan Chase & Co 0.91% (SOFR + 0.89%) 4/22/27	3,675,000	3,716,460
JPMorgan Chase & Co.
•0.63% (SOFR + 0.58%) 3/16/24	4,440,000	4,467,128
μ4.02% 12/5/24	13,570,000	14,646,469
μ4.60% 2/1/25	620,000	642,506
μ5.00% 8/1/24	1,050,000	1,109,798
μLloyds Banking Group 2.91% 11/7/23	5,980,000	6,166,046
Morgan Stanley
μ0.73% 4/5/24	6,960,000	6,974,582
2.75% 5/19/22	3,335,000	3,409,373
National Securities Clearing 1.20% 4/23/23	2,700,000	2,742,310
μNatwest Group 8.63% 8/15/21	2,095,000	2,110,126
QNB Finance, Ltd. 3.50% 3/28/24	3,120,000	3,326,419
Regions Financial 3.80% 8/14/23	1,975,000	2,105,833
•Toronto-Dominion Bank 0.40% (SOFR + 0.36%) 3/4/24	9,625,000	9,633,417
μTruist Bank 2.64% 9/17/29	9,026,000	9,451,034
U.S. Bancorp 3.38% 2/5/24	2,330,000	2,495,375
U.S. Bank 3.40% 7/24/23	1,340,000	1,420,009
UBS 1.75% 4/21/22	925,000	935,358
UBS Group AG 2.65% 2/1/22	1,795,000	1,820,354
		179,756,348
Beverages–0.72%
Anheuser-Busch InBev Worldwide 3.65% 2/1/26	5,890,000	6,503,647
Molson Coors Beverage 2.10% 7/15/21	3,845,000	3,847,576
		10,351,223
Biotechnology–0.80%
Gilead Sciences 3.70% 4/1/24	4,035,000	4,337,345
Royalty Pharma 1.20% 9/2/25	7,210,000	7,144,361
		11,481,706
Chemicals–0.34%
LYB International Finance III 2.88% 5/1/25	1,175,000	1,246,814
Nutrien 1.90% 5/13/23	3,505,000	3,590,409
		4,837,223

LVIP Delaware Limited-Term Diversified Income Fund–4

LVIP Delaware Limited-Term Diversified Income Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Services–1.77%
DP World Crescent 3.91% 5/31/23	3,381,000	$ 3,558,502
Global Payments 2.65% 2/15/25	4,520,000	4,762,415
PayPal Holdings 1.35% 6/1/23	6,510,000	6,625,294
Prime Security Services Borrower 5.25% 4/15/24	3,089,000	3,309,956
Triton Container International 1.15% 6/7/24	7,250,000	7,235,661
		25,491,828
Computers–0.26%
International Business Machines 3.00% 5/15/24	3,500,000	3,730,094
		3,730,094
Distribution/Wholesale–0.45%
Avient 5.75% 5/15/25	6,182,000	6,526,677
		6,526,677
Diversified Financial Services–2.54%
AerCap Ireland Capital 3.15% 2/15/24	5,750,000	6,035,374
Air Lease
2.88% 1/15/26	755,000	793,228
3.00% 9/15/23	4,075,000	4,259,679
Ally Financial 5.75% 11/20/25	5,256,000	6,034,717
Aviation Capital Group
1.95% 1/30/26	1,905,000	1,905,515
2.88% 1/20/22	5,430,000	5,485,178
Avolon Holdings Funding 3.95% 7/1/24	3,760,000	4,009,973
μCharles Schwab 4.00% 6/1/26	1,540,000	1,605,450
DAE Sukuk DIFC 3.75% 2/15/26	3,420,000	3,616,376
SURA Asset Management 4.88% 4/17/24	978,000	1,057,462
USAA Capital 1.50% 5/1/23	1,720,000	1,754,581
		36,557,533
Electric–6.49%
AEP Texas 2.40% 10/1/22	5,720,000	5,849,078
Avangrid 3.20% 4/15/25	2,630,000	2,824,526
CenterPoint Energy 3.85% 2/1/24	2,526,000	2,716,010
Cleveland Electric Illuminating 5.50% 8/15/24	4,805,000	5,458,214
Duke Energy
1.80% 9/1/21	7,330,000	7,336,987
μ4.88% 9/16/24	3,805,000	4,042,813
Engie Energia Chile 4.50% 1/29/25	1,409,000	1,538,841
Entergy 4.00% 7/15/22	4,727,000	4,875,888
Entergy Louisiana 4.05% 9/1/23	480,000	510,189
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
NextEra Energy Capital Holdings 3.15% 4/1/24	5,320,000	$ 5,654,303
NRG Energy 3.75% 6/15/24	9,895,000	10,540,402
OGE Energy 0.70% 5/26/23	8,925,000	8,927,392
Pacific Gas and Electric 3.75% 2/15/24	8,690,000	9,109,418
Southern California Edison 1.10% 4/1/24	10,370,000	10,441,424
Vistra Operations 3.55% 7/15/24	5,945,000	6,277,151
WEC Energy Group 0.80% 3/15/24	7,115,000	7,131,409
		93,234,045
Electrical Components & Equipment–0.23%
WESCO Distribution 7.13% 6/15/25	3,008,000	3,250,746
		3,250,746
Engineering & Construction–0.14%
PowerTeam Services 9.03% 12/4/25	1,875,000	2,062,500
		2,062,500
Entertainment–0.49%
Scientific Games International 5.00% 10/15/25	3,410,000	3,520,825
Six Flags Entertainment 4.88% 7/31/24	3,535,000	3,570,350
		7,091,175
Food–0.27%
General Mills 3.70% 10/17/23	3,640,000	3,894,986
		3,894,986
Forest Products & Paper–0.24%
Inversiones CMPC 4.75% 9/15/24	3,120,000	3,392,220
		3,392,220
Health Care Products–0.12%
Ortho-Clinical Diagnostics 7.38% 6/1/25	1,621,000	1,740,549
		1,740,549
Insurance–3.29%
Athene Global Funding
•0.74% (SOFR + 0.70%) 5/24/24	8,585,000	8,654,281
1.00% 4/16/24	10,665,000	10,696,325
Brighthouse Financial Global Funding
•0.78% (SOFR + 0.76%) 4/12/24	4,385,000	4,416,835
1.00% 4/12/24	6,265,000	6,277,069

LVIP Delaware Limited-Term Diversified Income Fund–5

LVIP Delaware Limited-Term Diversified Income Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
Equitable Holdings 3.90% 4/20/23	3,744,000	$ 3,958,200
GA Global Funding Trust 1.00% 4/8/24	10,035,000	10,057,388
USIS 6.88% 5/1/25	3,266,000	3,306,923
		47,367,021
Internet–0.27%
JD.com 3.88% 4/29/26	3,470,000	3,826,115
		3,826,115
Iron & Steel–0.44%
Steel Dynamics 2.80% 12/15/24	6,000,000	6,332,741
		6,332,741
Leisure Time–0.16%
Carnival 7.63% 3/1/26	2,117,000	2,299,591
		2,299,591
Lodging–0.24%
Boyd Gaming Corp. 8.63% 6/1/25	2,426,000	2,674,350
Station Casinos 5.00% 10/1/25	719,000	729,785
		3,404,135
Machinery Diversified–0.10%
Welbilt 9.50% 2/15/24	1,313,000	1,374,974
		1,374,974
Media–1.46%
AMC Networks 5.00% 4/1/24	1,360,000	1,377,299
Charter Communications Operating 4.91% 7/23/25	4,810,000	5,449,302
Fox 4.03% 1/25/24	4,025,000	4,360,331
Time Warner Entertainment 8.38% 3/15/23	8,635,000	9,757,496
		20,944,428
Mining–0.32%
First Quantum Minerals 7.50% 4/1/25	4,500,000	4,668,750
		4,668,750
Oil & Gas–0.94%
Apache 4.63% 11/15/25	1,965,000	2,122,200
Devon Energy 5.25% 9/15/24	1,908,000	2,125,310
Murphy Oil 5.75% 8/15/25	2,706,000	2,777,033
Occidental Petroleum 5.50% 12/1/25	2,793,000	3,086,321
Southwestern Energy 6.45% 1/23/25	3,138,000	3,473,766
		13,584,630
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas Services–0.44%
Schlumberger Holdings 3.75% 5/1/24	5,865,000	$ 6,311,848
		6,311,848
Packaging & Containers–0.53%
Mauser Packaging Solutions Holding 5.50% 4/15/24	7,592,000	7,667,920
		7,667,920
Pharmaceuticals–2.20%
AbbVie
2.60% 11/21/24	7,125,000	7,512,935
3.75% 11/14/23	2,150,000	2,306,160
Bausch Health 6.13% 4/15/25	2,511,000	2,573,775
Bristol-Myers Squibb 2.90% 7/26/24	3,393,000	3,619,612
Cigna
•1.07% (LIBOR03M + 0.89%) 7/15/23	6,130,000	6,211,658
3.75% 7/15/23	590,000	628,302
CVS Health 3.70% 3/9/23	1,239,000	1,304,830
Takeda Pharmaceutical 4.40% 11/26/23	6,425,000	6,974,691
Upjohn 1.65% 6/22/25	500,000	505,736
		31,637,699
Pipelines–2.90%
Cheniere Corpus Christi Holdings 7.00% 6/30/24	4,455,000	5,103,345
•Enbridge 0.43% (SOFR + 0.40%) 2/17/23	8,545,000	8,562,154
MPLX 4.88% 12/1/24	6,200,000	6,938,131
NuStar Logistics 5.75% 10/1/25	3,345,000	3,637,688
ONEOK 7.50% 9/1/23	4,745,000	5,344,277
Sabine Pass Liquefaction 5.75% 5/15/24	9,475,000	10,632,706
Western Midstream Operating 4.35% 2/1/25	1,427,000	1,507,754
		41,726,055
Retail–0.03%
IRB Holding 7.00% 6/15/25	390,000	421,208
		421,208
Semiconductors–1.44%
Microchip Technology
0.98% 9/1/24	6,980,000	6,946,159
4.33% 6/1/23	2,250,000	2,399,405
NXP
2.70% 5/1/25	295,000	311,113
4.88% 3/1/24	6,825,000	7,512,973
SK Hynix 1.50% 1/19/26	3,510,000	3,462,334
		20,631,984

LVIP Delaware Limited-Term Diversified Income Fund–6

LVIP Delaware Limited-Term Diversified Income Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Software–0.49%
Roper Technologies 2.35% 9/15/24	6,670,000	$ 6,995,225
		6,995,225
Telecommunications–1.17%
Sprint Spectrum 4.74% 3/20/25	1,635,938	1,755,132
T-Mobile USA 3.50% 4/15/25	4,850,000	5,256,648
Verizon Communications 0.75% 3/22/24	9,805,000	9,847,139
		16,858,919
Trucking & Leasing–0.24%
DAE Funding 4.50% 8/1/22	3,423,000	3,428,135
		3,428,135
Total Corporate Bonds (Cost $680,254,093)		698,250,941
NON-AGENCY ASSET-BACKED SECURITIES–14.84%
American Tower Trust Series 13 2A 3.07% 3/15/48	1,575,000	1,582,551
•AMMC CLO Series 2020-23A A1L 1.59% (LIBOR03M + 1.40%) 10/17/31	7,800,000	7,805,444
ARI Fleet Lease Trust 2018-B Series 2018-B A2 3.22% 8/16/27	1,526,970	1,533,645
•Ballyrock CLO
1.51% (LIBOR03M + 1.32%) 10/20/31	4,000,000	4,004,044
Series 2018-1A A1 1.19% (LIBOR03M + 1.00%) 4/20/31	5,250,000	5,244,814
•Battalion CLO Series 2020-18A A1 1.98% (LIBOR03M + 1.80%) 10/15/32	4,000,000	4,011,176
•Benefit Street Partners Series 2016-9A AR 1.30% (LIBOR03M + 1.11%) 7/20/31	1,550,000	1,546,867
•Benefit Street Partners CLO VIII Series 2015-8A A1AR 1.29% (LIBOR03M + 1.10%) 1/20/31	2,000,000	2,000,164
•BlueMountain CLO XXX Series 2020-30A A 1.57% (LIBOR03M + 1.39%) 1/15/33	2,000,000	2,002,116
•Carlyle Global Market Strategies CLO
Series 2014-2RA A1 1.21% (LIBOR03M + 1.05%) 5/15/31	4,573,349	4,564,193
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Carlyle Global Market Strategies CLO (continued)
Series 2015-5A A1R 1.51% (LIBOR03M + 1.32%) 1/20/32	3,000,000	$ 3,000,192
•CBAM CLO 1.62% (LIBOR03M + 1.43%) 1/20/34	7,000,000	7,030,583
•Cedar Funding IX CLO Series 2018-9A A1 1.17% (LIBOR03M + 0.98%) 4/20/31	2,150,000	2,147,332
Chase Auto Credit Linked NoteS Series 2020-2 B 0.84% 2/25/28	5,798,759	5,806,549
•CIFC Funding 1.24% (LIBOR03M + 1.06%) 4/27/31	6,850,000	6,836,934
Dell Equipment Finance Trust Series 2020-2 A2 0.47% 10/24/22	14,875,272	14,894,006
•Dryden 83 CLO Series 2020-83A A 1.46% (LIBOR03M + 1.22%) 1/18/32	6,650,000	6,655,586
•Elmwood CLO VII Series 2020-4A A 1.58% (LIBOR03M + 1.39%) 1/17/34	1,000,000	1,007,122
Ford Credit Auto Owner Trust Series 2021-A B 0.70% 10/15/26	4,000,000	3,976,849
Ford Credit Floorplan Master Owner Trust Series 2020-1 A1 0.70% 9/15/25	26,000,000	26,127,358
•Galaxy XXI CLO Series 2015-21A AR 1.21% (LIBOR03M + 1.02%) 4/20/31	3,500,000	3,500,931
GM Financial Automobile Leasing Trust Series 2020-3 A2A 0.35% 11/21/22	2,786,202	2,787,887
GM Financial Leasing Trust Series 2021-1 B 0.54% 2/20/25	6,500,000	6,494,129
GMF Floorplan Owner Revolving Trust Series 2020-1 A 0.68% 8/15/25	16,000,000	16,058,610
GreatAmerica Leasing Receivables Funding Series 2021-1 B 0.72% 12/15/26	3,600,000	3,567,264
HOA Funding Series 2014-1A A2 4.85% 8/20/44	315,725	313,916
•KKR CLO Series 32A A1 1.50% (LIBOR03M + 1.32%) 1/15/32	3,450,000	3,453,267
•LCM XVIII L.P. Series 18A A1R 1.21% (LIBOR03M + 1.02%) 4/20/31	5,003,000	5,005,501

LVIP Delaware Limited-Term Diversified Income Fund–7

LVIP Delaware Limited-Term Diversified Income Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Mercedes-Benz Master Owner Trust Series 2019-BA A 2.61% 5/15/24	2,400,000	$ 2,449,660
MMAF Equipment Finance Series 2020-BA A2 0.38% 8/14/23	12,700,000	12,712,836
•Oaktree CLO 1.30% (LIBOR03M + 1.12%) 4/15/31	2,000,000	2,000,038
•Octagon Investment Partners 33 Series 2017-1A A1 1.38% (LIBOR03M + 1.19%) 1/20/31	5,750,000	5,749,983
•Octagon Investment Partners 48 Series 2020-3A A 1.69% (LIBOR03M + 1.50%) 10/20/31	1,200,000	1,201,424
PFS Financing Series 2020-G A 0.97% 2/15/26	4,000,000	4,027,261
•Sound Point CLO XXI Series 2018-3A A1A 1.36% (LIBOR03M + 1.18%) 10/26/31	4,850,000	4,846,397
Tesla Auto Lease Trust Series 2021-A B 1.02% 3/20/25	11,750,000	11,807,702
•Towd Point Mortgage Trust
Series 2015-5 A1B 2.75% 5/25/55	16,124	16,123
Series 2015-6 A1B 2.75% 4/25/55	108,048	108,481
•Trafigura Securitisation Finance Series 2018-1A A1 0.80% (LIBOR01M + 0.73%) 3/15/22	250,000	250,014
UNIFY Auto Receivables Trust Series 2021-1A A3 0.51% 6/16/25	1,900,000	1,900,257
Verizon Owner Trust Series 2020-C A 0.41% 4/21/25	2,000,000	2,003,257
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•York CLO-6 Series 2019-1A A1 1.53% (LIBOR03M + 1.35%) 7/22/32	6,300,000	$ 6,302,873
•Zais CLO Series 2020-16A A1 2.38% (LIBOR03M + 2.19%) 10/20/31	5,000,000	5,013,150
Total Non-Agency Asset-Backed Securities (Cost $212,552,747)		213,348,486
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITY–0.03%
•LB-UBS Commercial Mortgage Trust Series 2006-C6 AJ 5.45% 9/15/39	638,562	348,374
Total Non-Agency Commercial Mortgage-Backed Security (Cost $677,157)		348,374
U.S. TREASURY OBLIGATIONS–22.72%
U.S. Treasury Notes
0.13% 6/30/23	123,735,000	123,440,163
0.25% 6/15/24	165,685,000	164,675,357
2.50% 8/15/23	36,720,000	38,445,553
Total U.S. Treasury Obligations (Cost $327,183,215)		326,561,073

	Number of Shares
MONEY MARKET FUND–1.94%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.03%)	27,896,910	27,896,910
Total Money Market Fund (Cost $27,896,910)		27,896,910

TOTAL INVESTMENTS–99.64% (Cost $1,411,942,474)	1,432,396,871

★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.36%	5,157,747
NET ASSETS APPLICABLE TO 144,903,320 SHARES OUTSTANDING–100.00%	$1,437,554,618
NET ASSET VALUE PER SHARE–LVIP DELAWARE LIMITED-TERM DIVERSIFIED INCOME FUND STANDARD CLASS ($174,525,371 / 17,481,329 Shares)	$9.984
NET ASSET VALUE PER SHARE–LVIP DELAWARE LIMITED-TERM DIVERSIFIED INCOME FUND SERVICE CLASS ($1,263,029,247 / 127,421,991 Shares)	$9.912
LVIP Delaware Limited-Term Diversified Income Fund–8

LVIP Delaware Limited-Term Diversified Income Fund
Statement of Net Assets (continued)
COMPONENTS OF NET ASSETS AT JUNE 30, 2021:
Shares of beneficial interest (unlimited authorization–no par)	$1,436,595,127
Distributable earnings/(accumulated loss)	959,491
TOTAL NET ASSETS	$1,437,554,618

° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
♦ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2021. Rate will reset at a future date.
★ Includes $230,000 cash collateral held at broker for futures contracts, $21,288 expense reimbursement receivable from Lincoln Investment Advisors Corporation, $1,191,738 payable for fund shares redeemed, $285,072 other accrued expenses payable, $925,896 due to manager and affiliates and $15,937 variation margin due to broker on futures contracts as of June 30, 2021.

The following futures contracts were outstanding at June 30, 2021:
Futures Contract1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Interest Rate Contract:
(255)	U.S. Treasury 5 yr Notes	$(31,474,570)	$(31,547,133)	9/30/21	$72,563	$—
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2021.

Summary of Abbreviations:
CLO–Collateralized Loan Obligation
CMPC–Coût Moyen Pondéré du Capital
FREMF–Freddie Mac Multifamily
GNMA–Government National Mortgage Association
LB–Lehman Brothers
LIBOR01M–Intercontinental Exchange London Interbank Offered Rate USD 1 Month
LIBOR03M–Intercontinental Exchange London Interbank Offered Rate USD 3 Month
S.F.–Single Family
SOFR–Secured Overnight Financing Rate
SOFR30A–Secured Overnight Financing Rate 30 Days Average
yr–Year
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware Limited-Term Diversified Income Fund–9

LVIP Delaware Limited-Term Diversified Income Fund
Statement of Operations
Six Months Ended June 30, 2021 (unaudited)
INVESTMENT INCOME:
Interest	$ 12,595,491
EXPENSES:
Management fees	3,366,329
Distribution fees-Service Class	1,871,940
Accounting and administration expenses	142,337
Reports and statements to shareholders	81,799
Shareholder servicing fees	69,382
Professional fees	50,240
Trustees’ fees and expenses	30,815
Custodian fees	23,864
Pricing fees	16,292
Consulting fees	3,879
Other	46,660
5,703,537
Less:
Expenses reimbursed	(85,581)
Total operating expenses	5,617,956
NET INVESTMENT INCOME	6,977,535
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	(358,467)
Foreign currencies	38,477
Foreign currency exchange contracts	(48,366)
Futures contracts	15,170
Net realized loss	(353,186)
Net change in unrealized appreciation (depreciation) of:
Investments	(12,307,399)
Foreign currency exchange contracts	215,248
Futures contracts	72,563
Net change in unrealized appreciation (depreciation)	(12,019,588)
NET REALIZED AND UNREALIZED LOSS	(12,372,774)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ (5,395,239)
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware Limited-Term Diversified Income Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/21 (unaudited)	Year Ended 12/31/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 6,977,535	$ 13,343,006
Net realized gain (loss)	(353,186)	21,611,361
Net change in unrealized appreciation (depreciation)	(12,019,588)	18,075,468
Net increase (decrease) in net assets resulting from operations	(5,395,239)	53,029,835
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(937,457)	(2,659,107)
Service Class	(5,872,294)	(17,646,817)
Return of capital:
Standard Class	—	(62,382)
Service Class	—	(460,716)
	(6,809,751)	(20,829,022)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	24,352,891	63,258,887
Service Class	77,382,635	140,929,835
Reinvestment of dividends and distributions:
Standard Class	937,457	2,797,877
Service Class	5,872,294	18,722,000
	108,545,277	225,708,599
Cost of shares redeemed:
Standard Class	(18,954,448)	(32,112,392)
Service Class	(53,075,274)	(160,819,377)
	(72,029,722)	(192,931,769)
Increase in net assets derived from capital share transactions	36,515,555	32,776,830
NET INCREASE IN NET ASSETS	24,310,565	64,977,643
NET ASSETS:
Beginning of period	1,413,244,053	1,348,266,410
End of period	$1,437,554,618	$1,413,244,053
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware Limited-Term Diversified Income Fund–10

LVIP Delaware Limited-Term Diversified Income Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
		LVIP Delaware Limited-Term Diversified Income Fund Standard Class
	Six Months Ended 6/30/21[1,2] (unaudited)	Year Ended
		12/31/20 [1]	12/31/19 [1]	12/31/18 [1]	12/31/17 [1]	12/31/16 [1]
Net asset value, beginning of period	$ 10.060	$ 9.820	$ 9.590	$ 9.830	$ 9.820	$ 9.780
Income (loss) from investment operations:
Net investment income[3]	0.063	0.120	0.220	0.210	0.150	0.110
Net realized and unrealized gain (loss)	(0.083)	0.300	0.270	(0.190)	0.060	0.090
Total from investment operations	(0.020)	0.420	0.490	0.020	0.210	0.200
Less dividends and distributions from:
Net investment income	(0.056)	(0.180)	(0.260)	(0.260)	(0.200)	(0.160)
Return of capital	—	— [4]	—	—	—	—
Total dividends and distributions	(0.056)	(0.180)	(0.260)	(0.260)	(0.200)	(0.160)
Net asset value, end of period	$ 9.984	$ 10.060	$ 9.820	$ 9.590	$ 9.830	$ 9.820
Total return[5]	(0.19%)	4.31%	5.21%	0.24%	2.17%	2.09%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$174,525	$169,526	$131,920	$260,009	$98,895	$81,412
Ratio of expenses to average net assets	0.53%	0.53%	0.54%	0.54%	0.55%	0.55%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.54%	0.54%	0.54%	0.54%	0.55%	0.55%
Ratio of net investment income to average net assets	1.25%	1.26%	2.27%	2.14%	1.49%	1.15%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.24%	1.25%	2.27%	2.14%	1.49%	1.15%
Portfolio turnover	112%	196%	97%	125%	135%	143%

[1]	The Fund adopted the accounting and performance history of the Delaware VIP Limited-Term Diversified Income Series, a former series of Delaware VIP® Trust, as the result of a reorganization on May 1, 2021. Pre-inception information is that of the Delaware VIP Limited-Term Diversified Income Series.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Amount is less than $(0.005) per share.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager and/or distributor. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware Limited-Term Diversified Income Fund–11

LVIP Delaware Limited-Term Diversified Income Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
		LVIP Delaware Limited-Term Diversified Income Fund Service Class
	Six Months Ended 6/30/21[1,2] (unaudited)	Year Ended
		12/31/20 [1]	12/31/19 [1]	12/31/18 [1]	12/31/17 [1]	12/31/16 [1]
Net asset value, beginning of period	$ 10.000	$ 9.750	$ 9.530	$ 9.760	$ 9.750	$ 9.720
Income (loss) from investment operations:
Net investment income[3]	0.047	0.090	0.190	0.180	0.120	0.090
Net realized and unrealized gain (loss)	(0.090)	0.310	0.260	(0.180)	0.070	0.080
Total from investment operations	(0.043)	0.400	0.450	—	0.190	0.170
Less dividends and distributions from:
Net investment income	(0.045)	(0.150)	(0.230)	(0.230)	(0.180)	(0.140)
Return of capital	—	— [4]	—	—	—	—
Total dividends and distributions	(0.045)	(0.150)	(0.230)	(0.230)	(0.180)	(0.140)
Net asset value, end of period	$ 9.912	$ 10.000	$ 9.750	$ 9.530	$ 9.760	$ 9.750
Total return[5]	(0.42%)	4.12%	4.81%	0.04%	1.92%	1.73%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,263,029	$1,243,718	$1,216,346	$1,220,337	$1,319,169	$1,325,979
Ratio of expenses to average net assets	0.83%	0.83%	0.84%	0.82%	0.80%	0.80%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.84%	0.84%	0.84%	0.84%	0.85%	0.85%
Ratio of net investment income to average net assets	0.95%	0.96%	1.97%	1.86%	1.24%	0.90%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.94%	0.95%	1.97%	1.84%	1.19%	0.85%
Portfolio turnover	112%	196%	97%	125%	135%	143%

[1]	The Fund adopted the accounting and performance history of the Delaware VIP Limited-Term Diversified Income Series, a former series of Delaware VIP® Trust, as the result of a reorganization on May 1, 2021. Pre-inception information is that of the Delaware VIP Limited-Term Diversified Income Series.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Amount is less than $(0.005) per share.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager and/or distributor. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware Limited-Term Diversified Income Fund–12

LVIP Delaware Limited-Term Diversified Income Fund
Notes to Financial Statements
June 30, 2021 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 105 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Delaware Limited-Term Diversified Income Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund has adopted the accounting and performance history of the Delaware VIP Limited-Term Diversified Income Series, a former series of Delaware VIP® Trust, (the “Predecessor Fund”) as the result of a reorganization in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund on May 1, 2021. The Fund commenced on May 1, 2021. Pre-inception information for Standard Class shares and Service Class shares shown is that of the Predecessor Fund’s Standard Class shares and Service Class shares. The Fund and the Predecessor Fund have substantially similar investment goals and strategies.
The Fund’s investment objective is to seek maximum total return, consistent with reasonable risk.
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.
 Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   Futures contracts are valued at the daily quoted settlement prices.   Other debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2021 and for all open tax years (years ended December 31, 2017-December 31, 2020), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2021, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
LVIP Delaware Limited-Term Diversified Income Fund–13

LVIP Delaware Limited-Term Diversified Income Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.50% of the first $500 million of the Fund's average daily net assets; 0.475% of the next $500 million; 0.45% of the next $1.5 billion; and 0.425% of the Fund's average daily net assets in excess of $2.5 billion.   The management fee is calculated daily and paid monthly.
LIAC has contractually agreed to reimburse the Fund to the extent that the Fund's Operating Expenses exceed 0.53% of the average daily net assets for the Standard Class and 0.83% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue through at least April 30, 2023, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.   Prior to May 1, 2021, DMC (Delaware Management Company) had contractually agreed to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that annual operating expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), did not exceed 0.53% of the Series’ average daily net assets.
LIAC retains the right to receive reimbursements of excess amounts waived or paid by LIAC under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LIAC and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2021, LIAC has not recouped any previously reimbursed Fund expenses.
Delaware Investments Fund Advisers ("DIFA") (the “Sub-Adviser”), a series of Macquarie Investment Management Business Trust, is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays DIFA a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2021, costs for these administrative and legal services were as follows:
Administrative	$28,068
Legal	20,543
Effective May 1, 2021, Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Prior to May 1, 2021, Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC(Delaware Management Company) provided fund accounting and financial administrative oversight services to the Series. For these services, DIFSC’s fees were calculated daily and paid monthly based on the aggregate daily net assets of all funds within the Delaware Funds® by Macquarie (Delaware Funds) at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion
LVIP Delaware Limited-Term Diversified Income Fund–14

LVIP Delaware Limited-Term Diversified Income Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
(Total Fee). Each fund in the Delaware Funds paid a minimum of $4,000, which, in aggregate, was subtracted from the Total Fee. Each fund then paid its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $17,715 for the six months ended June 30, 2021.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.30% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2021, the Fund had reimbursements receivable and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LIAC	$ 21,288
Management fees payable to LIAC	562,251
Distribution fees payable to LFD	311,682
Printing and mailing fees payable to Lincoln Life	17,715
Shareholder servicing fees payable to Lincoln Life	34,248
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2021, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases other than U.S. government securities	$477,736,659
Purchases of U.S. government securities	856,091,698
Sales other than U.S. government securities	409,611,893
Sales of U.S. government securities	893,863,146
At June 30, 2021, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2021, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$1,417,230,059
Aggregate unrealized appreciation of investments and derivatives	$ 19,537,186
Aggregate unrealized depreciation of investments and derivatives	(4,297,811)
Net unrealized appreciation of investments and derivatives	$ 15,239,375
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2021.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
LVIP Delaware Limited-Term Diversified Income Fund–15

LVIP Delaware Limited-Term Diversified Income Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Collateralized Mortgage Obligations	$ —	$ 42,605,823	$—	$ 42,605,823
Agency Commercial Mortgage-Backed Securities	—	10,689,945	—	10,689,945
Agency Mortgage-Backed Securities	—	112,695,319	—	112,695,319
Corporate Bonds	—	698,250,941	—	698,250,941
Non-Agency Asset-Backed Securities	—	213,348,486	—	213,348,486
Non-Agency Commercial Mortgage-Backed Security	—	348,374	—	348,374
U.S. Treasury Obligations	—	326,561,073	—	326,561,073
Money Market Fund	27,896,910	—	—	27,896,910
Total Investments	$27,896,910	$1,404,499,961	$—	$1,432,396,871
Derivatives:

Assets:
Futures Contract	$72,563	$—	$—	$72,563
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/21	12/31/20
Shares sold:
Standard Class	2,458,257	6,368,262
Service Class	7,922,544	14,186,965
Shares reinvested:
Standard Class	71,150	281,873
Service Class	448,540	1,900,488
	10,900,491	22,737,588
Shares redeemed:
Standard Class	(1,891,228)	(3,244,654)
Service Class	(5,343,106)	(16,420,463)
	(7,234,334)	(19,665,117)
Net increase	3,666,157	3,072,471
5. Line of Credit
Prior to May 1, 2021, the Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a $225,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants were charged an annual commitment fee of 0.15% and an upfront fee of 0.05%, which was allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The Series had no amounts outstanding during the period ending April 30, 2021.
LVIP Delaware Limited-Term Diversified Income Fund–16

LVIP Delaware Limited-Term Diversified Income Fund
Notes to Financial Statements (continued)
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Foreign Currency Exchange Contracts–The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of foreign currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.   No foreign currency exchange contracts were outstanding at June 30, 2021.   During the six months ended June 30, 2021, the Fund had open foreign currency exchange contracts with a notional of $35,073,741 for 15 days.
During the six months ended June 30, 2021, the Fund entered into foreign currency exchange contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.   At June 30, 2021, the Fund posted $230,000 cash collateral for futures contracts.
During the six months ended June 30, 2021, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.
Fair values of derivative instruments as of June 30, 2021 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Interest rate contracts)	Receivables and other assets net of liabilities	$72,563	Receivables and other assets net of liabilities	$—
LVIP Delaware Limited-Term Diversified Income Fund–17

LVIP Delaware Limited-Term Diversified Income Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2021 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$(48,366)	$215,248
Futures contracts (Interest rate contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	15,170	72,563
Total		$(33,196)	$287,811
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2021.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$—	$9,008,103
In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.
At June 30, 2021, the Fund had no assets and liabilities subject to offsetting provisions.
7. Risk Factors
The Fund invests in fixed income securities whose values are derived from an underlying pool of mortgages or consumer loans. The values of these securities are sensitive to changes in economic conditions, including delinquencies and defaults, and may be adversely affected by changes in interest rates and shifts in the market’s perception of issuers. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (“CMOs”). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive, not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on a CMO’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities, even if the securities are rated in the highest rating categories.
LVIP Delaware Limited-Term Diversified Income Fund–18

LVIP Delaware Limited-Term Diversified Income Fund
Notes to Financial Statements (continued)
 7. Risk Factors (continued)
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities.   Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Recent Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) - Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying this ASU.
10. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Delaware Limited-Term Diversified Income Fund–19

LVIP Delaware Limited-Term Diversified Income Fund
Other Fund Information (unaudited)
Approval of Investment Management and Subadvisory Agreements
On September 1-2, 2020, the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things, (i) the approval of the investment management agreement between the Trust and Lincoln Investment Advisors Corporation (“LIAC”), (ii) the approval of the sub-advisory agreement with Delaware Investment Fund Advisers (“Delaware”) and (iii) for certain series, the approval of the sub-sub-advisory agreements between Delaware and certain entities affiliated with Delaware (the sub-sub-advisory agreements collectively with the sub-advisory agreement and the investment management agreement, the “Advisory Agreements”) for seven new series of the Trust (the “Funds”). The Board noted that each Fund was being formed to acquire the assets and liabilities (the “Transaction”) of an existing fund advised by Delaware (each an “Acquired Fund” and collectively the “Acquired Funds”) with the same investment objective(s) and substantially similar principal investment strategies. The Board considered that the Transaction was expected to take place in the second quarter of 2021.
The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) reported that they had reviewed materials provided by LIAC, Lincoln National Life Insurance Company (“Lincoln Life”) and Delaware prior to and during the meeting. Among other information, LIAC, Lincoln Life and Delaware provided information to assist the Independent Trustees in assessing the nature, extent and quality of services to be provided, including a presentation by representatives of Delaware. After reviewing the information received, the Independent Trustees requested supplemental information and LIAC provided materials in response. The Board noted that LIAC and Delaware provided services to other funds in the Trust and that the Board reviewed extensive information provided by LIAC and Delaware in connection with the 2020 contract renewal process. The Board determined that, given the totality of the information provided in connection with the 2020 annual contract renewal process and with respect to the Advisory Agreements, the Board had received sufficient information to approve the Advisory Agreements. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and employees of Lincoln Life, LIAC and Delaware to consider the approval of the Advisory Agreements.
Based upon its review, the Board concluded that it was in the best interests of each Fund that the Advisory Agreements be approved. In considering the approval of the Advisory Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.
Approval of Investment Management Agreement
Nature, Extent and Quality of Services. In considering the approval of the investment management agreement with LIAC, the Board considered the nature, extent and quality of services expected to be provided to the Funds by LIAC, including LIAC personnel and resources and LIAC’s criteria for review of a sub-adviser’s performance. The Board considered LIAC’s rationale for proposing the creation of the Funds and the adoption of the Acquired Funds. The Board reviewed the services to be provided by LIAC in serving as investment adviser, including the backgrounds of the personnel providing the investment management services and compliance staff. The Board also considered that certain Lincoln Life personnel provide services to the other funds in the Trust on behalf of LIAC, and that Lincoln Life was proposed to provide administrative services to the Funds under a separate administration agreement. The Board concluded that the services provided by LIAC were expected to be satisfactory.
Performance. The Board considered that LIAC would not manage the day-to-day investment portfolio of the Funds and would delegate those duties to Delaware. The Board noted the oversight activities to be performed by LIAC, including review of returns on a relative and absolute basis, evaluation of brokerage execution quality and compliance reviews.
Management Fee. The Board reviewed each Fund’s proposed investment management fee schedule and estimated net expense ratio giving effect to the expense limitation that LIAC proposed for the Standard and Service class of each Fund through April 30, 2023, and reviewed information comparing the investment management fee schedule and estimated net expense ratio to the median of a peer group provided by LIAC. The Board considered that each Fund’s management fee was the same as the applicable existing Acquired Fund advised by Delaware.
The Board noted that the proposed investment management fee for the LVIP Delaware Diversified Income Fund was above the median investment management fee of the peer group provided by LIAC. The Board also considered that the Fund’s estimated net expense ratio for Standard class shares, which would be subject to an expense limitation through April 30, 2023, was within range of the median expense ratio of the peer group.
The Board noted that the proposed investment management fee for the LVIP Delaware Limited-Term Diversified Income Fund was above the median investment management fee of the peer group provided by LIAC. The Board also considered that the Fund’s estimated net expense ratio for Standard class shares, which would be subject to an expense limitation through April 30, 2023, was the same as the median expense ratio of the peer group
The Board noted that the proposed investment management fee for the LVIP Delaware REIT Fund was within range of the median investment management fee of the peer group provided by LIAC. The Board also considered that the Fund’s estimated net expense ratio for Standard class shares, which would be subject to an expense limitation through April 30, 2023, was the same as the median expense ratio of the peer group.
LVIP Delaware Limited-Term Diversified Income Fund–20

LVIP Delaware Limited-Term Diversified Income Fund
Other Fund Information (unaudited) (continued)
Approval of Investment Management Agreement (continued)
The Board noted that the proposed investment management fee for the LVIP Delaware SMID Cap Core Fund was within range of the median investment management fee of the peer group provided by LIAC. The Board also considered that the Fund’s estimated net expense ratio for Standard class shares, which would be subject to an expense limitation through April 30, 2023, was within range of the median expense ratio of the peer group.
The Board noted that the proposed investment management fee for the LVIP Delaware U.S. Growth Fund was below the median investment management fee of the peer group provided by LIAC. The Board also considered that the Fund’s estimated net expense ratio for Standard class shares, which would be subject to an expense limitation through April 30, 2023, was below the median expense ratio of the peer group.
The Board noted that the proposed investment management fee for the LVIP Delaware Value Fund was above the median investment management fee of the peer group provided by LIAC. The Board also considered that the Fund’s estimated net expense ratio for Standard class shares, which would be subject to an expense limitation through April 30, 2023, was within range of the median expense ratio of the peer group.
The Board noted that the proposed investment management fee for the LVIP Delaware High Yield Fund was within range of the median investment management fee of the peer group provided by LIAC. The Board also considered that the Fund’s estimated net expense ratio for Standard class shares, which would be subject to an expense limitation through April 30, 2023, was the same as the median expense ratio of the peer group.
In light of the nature, quality and extent of services to be provided by LIAC, including sub-adviser oversight, the Board concluded that each Fund’s investment management fee was reasonable.
Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Funds grow and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of the Funds’ investors. The Board considered that each Fund had breakpoints in its investment management fee schedule, and that LIAC proposed to implement an expense limitation for each Fund’s Standard and Service class shares through April 30, 2023, and concluded that economies of scale would be appropriately shared with investors.
Profitability. The Board also reviewed the estimated profitability analysis to LIAC with respect to each Fund, and concluded that the estimated profitability of LIAC in connection with the management of each Fund was not unreasonable. The Board also considered that LIAC would bear the costs associated with the Transaction.
Fallout Benefits. Because of its relationship with the Fund, LIAC and its affiliates may receive certain benefits. The Board considered materials provided during the 2020 contract renewal process as to any such benefits to LIAC and its affiliates. Lincoln Life and its affiliated insurance companies (“Lincoln Insurance Companies”) receive 12b-1 fees, which are paid by each Fund’s Service Class shares through Lincoln Financial Distributors, Inc., which is the principal underwriter and distributor for Funds. Lincoln Life serves as the administrator for the Funds for which it is separately compensated. The Board also noted that Lincoln Insurance Companies may be eligible to claim on their tax returns “dividends received deductions” in connection with dividends received from LVIP Funds by the Lincoln Insurance Companies holding the Funds’ shares on behalf of contract holders.
Approval of Subadvisory Agreement
Nature, Extent and Quality of Services. In considering the approval of the sub-advisory agreement between LIAC and Delaware with respect to the Funds, the Board considered the nature, extent and quality of day-to-day investment management services to be provided by Delaware under the sub-advisory agreement. They also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance and regulatory matters. The Board also considered the approval of four sub-sub-advisory agreements between Delaware and four of its affiliates: Macquarie Investment Management Austria Kapitalanlage, Macquarie Investment Management Europe Limited, Macquarie Investment Management Global Limited and Macquarie Investment Management Hong Kong Limited. The Board noted that compensation paid to each sub-subadviser, if any, would be paid by Delaware. The Board concluded that the services to be provided by Delaware and the affiliated sub-subadvisers were expected to be satisfactory.
Performance. With respect to performance, the Board considered that the Funds had not commenced operations. The Board considered the performance of the Acquired Funds and that, at the closing of the Transaction, LIAC anticipates that each Fund will be managed pursuant to substantially similar strategies. The Board reviewed each Acquired Fund’s investment performance over multiple time periods ended June 30, 2020 and the average performance of funds in its respective Morningstar category and benchmark index.
Sub-Advisory Fee and Economies of Scale. The Board reviewed the proposed sub-advisory fee for each Fund and considered that the sub-advisory fee schedule was negotiated between LIAC and Delaware, an unaffiliated third party, and that LIAC would compensate Delaware from its fees. The Board concluded that the proposed subadvisory fee was reasonable.
LVIP Delaware Limited-Term Diversified Income Fund–21

LVIP Delaware Limited-Term Diversified Income Fund
Other Fund Information (unaudited) (continued)
Approval of Subadvisory Agreement (continued)
Profitability and Fallout Benefits. The Board noted that the proposed sub-advisory fee for each Fund was negotiated between LIAC and Delaware, an unaffiliated third party, and that LIAC would compensate Delaware from its fees. The Board reviewed materials provided by Delaware as to any additional benefits it receives and noted that Delaware indicated that it indirectly benefits from association with the LVIP Funds in the marketplace and its ability to leverage resources.
Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreements for the Funds are fair and reasonable, and that approval of the Advisory Agreements is in the best interests of each Fund.
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions.
The Fund was not operational as of December 31, 2020 and therefore was not included in the Committee’s most recent written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program. The Fund will be included in the next annual report of the Committee, which will cover the period of January 1, 2021 through December 31, 2021.
Please refer to the Fund's prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP Delaware Limited-Term Diversified Income Fund–22

LVIP Delaware Mid Cap Value Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2021

LVIP Delaware Mid Cap Value Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Delaware Mid Cap Value Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2021 to June 30, 2021
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021 to June 30, 2021.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/21	Ending Account Value 6/30/21	Annualized Expense Ratio	Expenses Paid During Period 1/1/21 to 6/30/21*
Actual
Standard Class Shares	$1,000.00	$1,197.80	0.42%	$2.29
Service Class Shares	1,000.00	1,195.70	0.77%	4.19
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.70	0.42%	$2.11
Service Class Shares	1,000.00	1,021.00	0.77%	3.86

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Delaware Mid Cap Value Fund–1

LVIP Delaware Mid Cap Value Fund
Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)
As of June 30, 2021
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Common Stock	99.70%
Airlines	1.29%
Auto Components	1.21%
Banks	8.18%
Building Products	1.33%
Capital Markets	3.00%
Chemicals	3.12%
Commercial Services & Supplies	0.96%
Communications Equipment	0.88%
Construction & Engineering	3.05%
Consumer Finance	1.92%
Containers & Packaging	3.97%
Diversified Consumer Services	0.73%
Electric Utilities	2.21%
Electrical Equipment	0.63%
Electronic Equipment, Instruments & Components	3.24%
Equity Real Estate Investment Trusts	8.31%
Food & Staples Retailing	0.70%
Food Products	2.30%
Health Care Equipment & Supplies	2.22%
Health Care Providers & Services	2.01%
Hotels, Restaurants & Leisure	2.66%
Household Durables	1.73%
Insurance	7.42%
IT Services	0.44%
Leisure Products	1.61%
Life Sciences Tools & Services	2.36%
Machinery	5.72%
Marine	0.66%
Media	1.19%
Metals & Mining	0.60%
Multiline Retail	0.77%
Multi-Utilities	3.62%
Oil, Gas & Consumable Fuels	5.30%
Professional Services	2.50%
Road & Rail	1.15%
Semiconductors & Semiconductor Equipment	4.29%
Software	2.03%
Specialty Retail	1.87%
Technology Hardware, Storage & Peripherals	0.45%
Textiles, Apparel & Luxury Goods	1.23%
Trading Companies & Distributors	0.84%
Money Market Fund	0.00%
Security Type/Sector	Percentage of Net Assets
Short-Term Investments	0.26%
Total Investments	99.96%
Receivables and Other Assets Net of Liabilities	0.04%
Total Net Assets	100.00%
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
Hess	2.46%
East West Bancorp	2.35%
Teradyne	2.02%
Raymond James Financial	2.02%
Synchrony Financial	1.92%
ITT	1.87%
KBR	1.78%
Quanta Services	1.77%
Synopsys	1.76%
DR Horton	1.73%
Total	19.68%

IT–Information Technology

LVIP Delaware Mid Cap Value Fund–2

LVIP Delaware Mid Cap Value Fund
Statement of Net Assets
June 30, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–99.70%
Airlines–1.29%
†Southwest Airlines	249,300	$ 13,235,337
		13,235,337
Auto Components–1.21%
†Aptiv	78,900	12,413,337
		12,413,337
Banks–8.18%
East West Bancorp	336,700	24,138,023
Hancock Whitney	241,400	10,727,816
KeyCorp	767,900	15,857,135
Signature Bank	51,600	12,675,540
Synovus Financial	244,100	10,711,108
Western Alliance Bancorp	108,100	10,037,085
		84,146,707
Building Products–1.33%
Johnson Controls International	199,895	13,718,794
		13,718,794
Capital Markets–3.00%
Affiliated Managers Group	65,000	10,023,650
Raymond James Financial	160,150	20,803,485
		30,827,135
Chemicals–3.12%
†Axalta Coating Systems	205,500	6,265,695
Celanese	70,700	10,718,120
Huntsman	571,100	15,145,572
		32,129,387
Commercial Services & Supplies–0.96%
Brink's	127,900	9,827,836
		9,827,836
Communications Equipment–0.88%
†Ciena	159,400	9,068,266
		9,068,266
Construction & Engineering–3.05%
†AECOM	208,000	13,170,560
Quanta Services	200,900	18,195,513
		31,366,073
Consumer Finance–1.92%
Synchrony Financial	405,800	19,689,416
		19,689,416
Containers & Packaging–3.97%
†Berry Global Group	263,982	17,216,906
Crown Holdings	98,200	10,037,022
Graphic Packaging Holding	748,100	13,570,534
		40,824,462
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified Consumer Services–0.73%
Service Corp International	139,150	$ 7,457,049
		7,457,049
Electric Utilities–2.21%
Edison International	123,100	7,117,642
NRG Energy	240,400	9,688,120
Xcel Energy	89,500	5,896,260
		22,702,022
Electrical Equipment–0.63%
AMETEK	48,400	6,461,400
		6,461,400
Electronic Equipment, Instruments & Components–3.24%
Avnet	208,300	8,348,664
†Flex	662,941	11,846,756
†Keysight Technologies	84,950	13,117,129
		33,312,549
Equity Real Estate Investment Trusts–8.31%
Apartment Income REIT	260,459	12,353,570
Brandywine Realty Trust	564,200	7,735,182
†Host Hotels & Resorts	395,400	6,757,386
Kimco Realty	495,200	10,324,920
Life Storage	140,650	15,098,778
MGM Growth Properties Class A	294,600	10,788,252
†Outfront Media	362,300	8,706,069
Spirit Realty Capital	204,482	9,782,419
VEREIT	85,697	3,936,063
		85,482,639
Food & Staples Retailing–0.70%
†U.S. Foods Holding	188,400	7,227,024
		7,227,024
Food Products–2.30%
Campbell Soup	84,800	3,866,032
Conagra Brands	191,300	6,959,494
Kellogg	102,300	6,580,959
Tyson Foods Class A	84,100	6,203,216
		23,609,701
Health Care Equipment & Supplies–2.22%
STERIS	46,600	9,613,580
Zimmer Biomet Holdings	82,100	13,203,322
		22,816,902
Health Care Providers & Services–2.01%
AmerisourceBergen	80,500	9,216,445
Quest Diagnostics	86,600	11,428,602
		20,645,047
LVIP Delaware Mid Cap Value Fund–3

LVIP Delaware Mid Cap Value Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure–2.66%
Darden Restaurants	76,950	$ 11,233,930
†Marriott International Class A	118,040	16,114,821
		27,348,751
Household Durables–1.73%
DR Horton	196,733	17,778,761
		17,778,761
Insurance–7.42%
Allstate	117,100	15,274,524
American Financial Group	129,450	16,145,004
Assurant	68,900	10,760,802
Globe Life	94,250	8,977,313
Hartford Financial Services Group	253,200	15,690,804
Reinsurance Group of America	82,900	9,450,600
		76,299,047
IT Services–0.44%
†Fiserv	42,200	4,510,758
		4,510,758
Leisure Products–1.61%
Hasbro	74,800	7,070,096
Polaris	68,900	9,436,544
		16,506,640
Life Sciences Tools & Services–2.36%
Agilent Technologies	110,800	16,377,348
†Syneos Health	87,600	7,839,324
		24,216,672
Machinery–5.72%
Allison Transmission Holdings	144,800	5,754,352
†Gates Industrial	448,600	8,106,202
ITT	210,300	19,261,377
Oshkosh	79,800	9,946,272
Stanley Black & Decker	76,900	15,763,731
		58,831,934
Marine–0.66%
†Kirby	112,100	6,797,744
		6,797,744
Media–1.19%
Cable One	3,900	7,459,959
ViacomCBS Class B	105,400	4,764,080
		12,224,039
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Metals & Mining–0.60%
Newmont	97,400	$ 6,173,212
		6,173,212
Multiline Retail–0.77%
†Dollar Tree	79,800	7,940,100
		7,940,100
Multi-Utilities–3.62%
CMS Energy	180,300	10,652,124
MDU Resources Group	229,300	7,186,262
Public Service Enterprise Group	212,800	12,712,672
WEC Energy Group	74,800	6,653,460
		37,204,518
Oil, Gas & Consumable Fuels–5.30%
Cabot Oil & Gas	446,100	7,788,906
Hess	289,100	25,244,212
Marathon Oil	1,079,700	14,705,514
Valero Energy	86,800	6,777,344
		54,515,976
Professional Services–2.50%
KBR	479,100	18,277,665
ManpowerGroup	62,400	7,419,984
		25,697,649
Road & Rail–1.15%
CSX	146,100	4,686,888
JB Hunt Transport Services	44,100	7,186,095
		11,872,983
Semiconductors & Semiconductor Equipment–4.29%
†ON Semiconductor	220,600	8,444,568
†Qorvo	75,900	14,849,835
Teradyne	155,300	20,803,988
		44,098,391
Software–2.03%
Citrix Systems	23,700	2,779,299
†Synopsys	65,500	18,064,245
		20,843,544
Specialty Retail–1.87%
†AutoZone	8,100	12,086,982
Ross Stores	57,800	7,167,200
		19,254,182
Technology Hardware, Storage & Peripherals–0.45%
†Western Digital	65,100	4,633,167
		4,633,167
Textiles, Apparel & Luxury Goods–1.23%
†PVH	39,100	4,206,769

LVIP Delaware Mid Cap Value Fund–4

LVIP Delaware Mid Cap Value Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Textiles, Apparel & Luxury Goods (continued)
VF	102,800	$ 8,433,712
		12,640,481
Trading Companies & Distributors–0.84%
†United Rentals	27,100	8,645,171
		8,645,171
Total Common Stock (Cost $601,188,178)		1,024,994,803

MONEY MARKET FUND–0.00%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 0.03%)	32,504	32,504
Total Money Market Fund (Cost $32,504)		32,504

	Principal Amount°	Value (U.S. $)
SHORT-TERM INVESTMENT–0.26%
DISCOUNTED COMMERCIAL PAPER–0.26%
Colgate-Palmolive 0.04% 7/1/21	2,700,000	$ 2,700,000
		2,700,000
Total Short-Term Investment (Cost $2,700,000)		2,700,000

TOTAL INVESTMENTS–99.96% (Cost $603,920,682)	1,027,727,307
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.04%	401,059
NET ASSETS APPLICABLE TO 24,324,925 SHARES OUTSTANDING–100.00%	$1,028,128,366
NET ASSET VALUE PER SHARE–LVIP DELAWARE MID CAP VALUE FUND STANDARD CLASS ($842,663,442 / 19,906,091 Shares)	$42.332
NET ASSET VALUE PER SHARE–LVIP DELAWARE MID CAP VALUE FUND SERVICE CLASS ($185,464,924 / 4,418,834 Shares)	$41.971
COMPONENTS OF NET ASSETS AT JUNE 30, 2021:
Shares of beneficial interest (unlimited authorization–no par)	$ 612,642,154
Distributable earnings/(accumulated loss)	415,486,212
TOTAL NET ASSETS	$1,028,128,366

† Non-income producing.
° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
★ Includes $5,595,032 payable for securities purchased, $321,945 payable for fund shares redeemed, $42,481 other accrued expenses payable and $383,093 due to manager and affiliates as of June 30, 2021.

Summary of Abbreviations:
IT–Information Technology
REIT–Real Estate Investment Trust
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware Mid Cap Value Fund–5

LVIP Delaware Mid Cap Value Fund
Statement of Operations
Six Months Ended June 30, 2021 (unaudited)
INVESTMENT INCOME:
Dividends	$ 9,257,809
Interest	2,098
9,259,907
EXPENSES:
Management fees	1,714,618
Distribution fees-Service Class	313,449
Shareholder servicing fees	138,902
Accounting and administration expenses	82,626
Professional fees	19,668
Trustees’ fees and expenses	9,655
Reports and statements to shareholders	8,411
Custodian fees	3,355
Consulting fees	1,357
Pricing fees	747
Other	12,237
Total operating expenses	2,305,025
NET INVESTMENT INCOME	6,954,882
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	17,438,574
Net change in unrealized appreciation (depreciation) of investments	142,338,198
NET REALIZED AND UNREALIZED GAIN	159,776,772
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$166,731,654
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware Mid Cap Value Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/21 (unaudited)	Year Ended 12/31/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 6,954,882	$ 10,726,271
Net realized gain (loss)	17,438,574	(33,193,001)
Net change in unrealized appreciation (depreciation)	142,338,198	37,343,298
Net increase in net assets resulting from operations	166,731,654	14,876,568
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(15,710,842)
Service Class	—	(3,606,070)
Return of capital:
Standard Class	—	(7,377,570)
Service Class	—	(1,620,904)
	—	(28,315,386)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	84,743,656	82,663,685
Service Class	8,415,804	26,446,408
Reinvestment of dividends and distributions:
Standard Class	—	23,088,412
Service Class	—	5,226,974
	93,159,460	137,425,479
Cost of shares redeemed:
Standard Class	(48,847,593)	(157,443,291)
Service Class	(21,005,927)	(24,802,035)
	(69,853,520)	(182,245,326)
Increase (decrease) in net assets derived from capital share transactions	23,305,940	(44,819,847)
NET INCREASE (DECREASE) IN NET ASSETS	190,037,594	(58,258,665)
NET ASSETS:
Beginning of period	838,090,772	896,349,437
End of period	$1,028,128,366	$ 838,090,772
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware Mid Cap Value Fund–6

LVIP Delaware Mid Cap Value Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Delaware Mid Cap Value Fund Standard Class
	Six Months Ended 6/30/21[1] (unaudited)	Year Ended
		12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$ 35.342	$ 36.468	$ 31.753	$ 41.502	$ 39.082	$ 38.441
Income (loss) from investment operations:
Net investment income[2]	0.303	0.447	0.504	0.462	0.492	0.594
Net realized and unrealized gain (loss)	6.687	(0.357)	8.882	(5.856)	6.066	6.596
Total from investment operations	6.990	0.090	9.386	(5.394)	6.558	7.190
Less dividends and distributions from:
Net investment income	—	(0.470)	(0.409)	(0.514)	(0.524)	(0.623)
Net realized gain	—	(0.348)	(4.262)	(3.841)	(3.614)	(5.926)
Return of capital	—	(0.398)	—	—	—	—
Total dividends and distributions	—	(1.216)	(4.671)	(4.355)	(4.138)	(6.549)
Net asset value, end of period	$ 42.332	$ 35.342	$ 36.468	$ 31.753	$ 41.502	$ 39.082
Total return[3]	19.78%	0.51%	30.43%	(14.75%)	17.75%	20.41%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$842,663	$671,609	$736,219	$ 431,527	$569,673	$536,639
Ratio of expenses to average net assets	0.42%	0.44%	0.46%	0.46%	0.45%	0.44%
Ratio of net investment income to average net assets	1.51%	1.48%	1.39%	1.15%	1.21%	1.54%
Portfolio turnover	9%	28%	13%	20%	15%	16%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware Mid Cap Value Fund–7

LVIP Delaware Mid Cap Value Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Delaware Mid Cap Value Fund Service Class
	Six Months Ended 6/30/21[1] (unaudited)	Year Ended
		12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$ 35.102	$ 36.246	$ 31.604	$ 41.324	$ 38.939	$ 38.341
Income (loss) from investment operations:
Net investment income[2]	0.231	0.339	0.375	0.318	0.347	0.457
Net realized and unrealized gain (loss)	6.638	(0.374)	8.826	(5.809)	6.033	6.556
Total from investment operations	6.869	(0.035)	9.201	(5.491)	6.380	7.013
Less dividends and distributions from:
Net investment income	—	(0.412)	(0.297)	(0.388)	(0.381)	(0.489)
Net realized gain	—	(0.348)	(4.262)	(3.841)	(3.614)	(5.926)
Return of capital	—	(0.349)	—	—	—	—
Total dividends and distributions	—	(1.109)	(4.559)	(4.229)	(3.995)	(6.415)
Net asset value, end of period	$ 41.971	$ 35.102	$ 36.246	$ 31.604	$ 41.324	$ 38.939
Total return[3]	19.57%	0.16%	29.97%	(15.04%)	17.34%	19.98%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$185,465	$166,482	$160,131	$ 115,579	$125,003	$102,044
Ratio of expenses to average net assets	0.77%	0.79%	0.81%	0.81%	0.80%	0.79%
Ratio of net investment income to average net assets	1.16%	1.13%	1.04%	0.80%	0.86%	1.19%
Portfolio turnover	9%	28%	13%	20%	15%	16%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware Mid Cap Value Fund–8

LVIP Delaware Mid Cap Value Fund
Notes to Financial Statements
June 30, 2021 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 105 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Delaware Mid Cap Value Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to maximize long-term capital appreciation (as measured by the change in the value of Fund shares over a period of three years or longer).
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Short-term debt securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.
 Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2021 and for all open tax years (years ended December 31, 2017-December 31, 2020), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2021, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual
LVIP Delaware Mid Cap Value Fund–9

LVIP Delaware Mid Cap Value Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
basis.   Taxable non-cash dividends are recorded as dividend income.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2021.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.48% of the first $200 million of the Fund’s average daily net assets; 0.40% of the next $200 million; and 0.30% of the Fund’s average daily net assets in excess of $400 million.   The management fee is calculated daily and paid monthly.
Delaware Investments Fund Advisers ("DIFA") (the “Sub-Adviser”), a series of Macquarie Investment Management Business Trust, is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays DIFA a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2021, costs for these administrative and legal services were as follows:
Administrative	$27,800
Legal	4,421
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $3,035 for the six months ended June 30, 2021.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2021, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LIAC	$301,269
Distribution fees payable to LFD	53,538
Printing and mailing fees payable to Lincoln Life	3,613
Shareholder servicing fees payable to Lincoln Life	24,673
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
LVIP Delaware Mid Cap Value Fund–10

LVIP Delaware Mid Cap Value Fund
Notes to Financial Statements (continued)
3. Investments
For the six months ended June 30, 2021, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$121,250,727
Sales	83,529,680
At June 30, 2021, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2021, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$603,920,682
Aggregate unrealized appreciation of investments	$425,978,963
Aggregate unrealized depreciation of investments	(2,172,338)
Net unrealized appreciation of investments	$423,806,625
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2021.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$1,024,994,803	$ —	$—	$1,024,994,803
Money Market Fund	32,504	—	—	32,504
Short-Term Investment	—	2,700,000	—	2,700,000
Total Investments	$1,025,027,307	$2,700,000	$—	$1,027,727,307
There were no Level 3 investments at the beginning or end of the period.
LVIP Delaware Mid Cap Value Fund–11

LVIP Delaware Mid Cap Value Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/21	12/31/20
Shares sold:
Standard Class	2,127,055	3,311,011
Service Class	206,625	976,564
Shares reinvested:
Standard Class	—	701,125
Service Class	—	160,498
	2,333,680	5,149,198
Shares redeemed:
Standard Class	(1,224,204)	(5,197,166)
Service Class	(530,622)	(812,094)
	(1,754,826)	(6,009,260)
Net increase (decrease)	578,854	(860,062)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $300,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 16, 2022.
The Fund had no amounts outstanding as of June 30, 2021, or at any time during the period then ended.
6. Risk Factors
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2021. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Delaware Mid Cap Value Fund–12

LVIP Delaware Mid Cap Value Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 8-9, 2021, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2020 through December 31, 2020. During the period covered by the report, there was one liquidity event due to an extended Taiwanese foreign holiday in February 2020 that caused the LVIP SSGA Emerging Markets Equity Index Fund to classify its Taiwanese securities as illiquid for one day, which caused the Fund to exceed the 15% limit on illiquid securities on that day. The LVIP SSGA Emerging Markets Equity Index Fund was under the 15% limitation the following business day, and there was no impact on the Fund ability to timely meet redemptions. There were no additional liquidity events that impacted the Fund or its respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP Delaware Mid Cap Value Fund–13

LVIP Delaware REIT Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2021

LVIP Delaware REIT Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Delaware REIT Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2021 to June 30, 2021
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”) and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021 to June 30, 2021.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s expenses shown in the table reflect expense reimbursements in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/21	Ending Account Value 6/30/21	Annualized Expense Ratio	Expenses Paid During Period 1/1/21 to 6/30/21*
Actual
Standard Class Shares	$1,000.00	$1,211.00	0.83%	$4.55
Service Class Shares	1,000.00	1,208.40	1.13%	6.19
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,020.70	0.83%	$4.16
Service Class Shares	1,000.00	1,019.20	1.13%	5.66

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Delaware REIT Fund–1

LVIP Delaware REIT Fund
Security Type/Sector Allocations and Top 10 Equity Holdings (unaudited)
As of June 30, 2021
Sector designations may be different than the sector designations presented in other Fund materials.
Sector	Percentage of Net Assets
REIT Apartments	14.74%
REIT Diversified	18.91%
REIT Health Care	11.37%
REIT Hotels	2.63%
REIT Manufactured Homes	3.76%
REIT Office Property	8.99%
REIT Regional Malls	3.25%
REIT Shopping Centers	7.65%
REIT Single Tenant	7.41%
REIT Storage	10.06%
REIT Warehouse/Industry	11.01%
Total	99.78%
Money Market Fund	0.21%
Total Investments	99.99%
Receivables and Other Assets Net of Liabilities	0.01%
Total Net Assets	100.00%
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
Prologis	8.71%
Equinix	7.08%
Public Storage	4.41%
Digital Realty Trust	3.39%
Simon Property Group	3.25%
Welltower	3.14%
Realty Income	2.72%
Alexandria Real Estate Equities	2.66%
Equity Residential	2.63%
Essex Property Trust	2.58%
Total	40.57%

REIT–Real Estate Investment Trust

LVIP Delaware REIT Fund–2

LVIP Delaware REIT Fund
Statement of Net Assets
June 30, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–99.78%
REIT Apartments–14.74%
American Campus Communities	18,638	$ 870,767
American Homes 4 Rent Class A	111,330	4,325,171
AvalonBay Communities	49,266	10,281,322
Camden Property Trust	41,015	5,441,460
Equity Residential	153,111	11,789,547
Essex Property Trust	38,562	11,568,986
Invitation Homes	303,274	11,309,087
Mid-America Apartment Communities	24,365	4,103,553
UDR	127,976	6,268,264
		65,958,157
REIT Diversified–18.91%
Digital Realty Trust	100,791	15,165,014
†DigitalBridge Group	417,232	3,296,133
Duke Realty	204,598	9,687,715
Equinix	39,482	31,688,253
Gaming and Leisure Properties	88,296	4,090,754
Lamar Advertising Class A	18,926	1,976,253
Lexington Realty Trust	395,168	4,722,258
†Outfront Media	46,337	1,113,478
VICI Properties	299,368	9,286,395
WP Carey	48,441	3,614,667
		84,640,920
REIT Health Care–11.37%
Care Trust	200,380	4,654,827
Healthcare Trust of America Class A	212,906	5,684,590
Healthpeak Properties	181,280	6,034,811
Medical Properties Trust	392,756	7,894,396
National Health Investors	37,174	2,492,517
Omega Healthcare Investors	43,265	1,570,087
Ventas	149,418	8,531,768
Welltower	169,010	14,044,731
		50,907,727
REIT Hotels–2.63%
Apple Hospitality REIT	79,739	1,216,817
†Chatham Lodging Trust	218,034	2,806,098
†Host Hotels & Resorts	214,650	3,668,369
†Park Hotels & Resorts	51,618	1,063,847
Pebblebrook Hotel Trust	55,498	1,306,978
†Ryman Hospitality Properties	21,516	1,698,903
		11,761,012
REIT Manufactured Homes–3.76%
Equity LifeStyle Properties	100,795	7,490,077
Sun Communities	54,486	9,338,900
		16,828,977
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
REIT Office Property–8.99%
Alexandria Real Estate Equities	65,446	$ 11,907,245
Boston Properties	84,650	9,700,043
Cousins Properties	134,482	4,946,248
Douglas Emmett	69,377	2,332,455
Highwoods Properties	121,133	5,471,578
Kilroy Realty	13,415	934,221
SL Green Realty	15,520	1,241,600
VEREIT	41,495	1,905,865
Vornado Realty Trust	38,557	1,799,455
		40,238,710
REIT Regional Malls–3.25%
Simon Property Group	111,459	14,543,170
		14,543,170
REIT Shopping Centers–7.65%
Brixmor Property Group	274,233	6,277,194
Federal Realty Investment Trust	26,875	3,148,944
Kimco Realty	175,865	3,666,785
Kite Realty Group Trust	112,235	2,470,292
Regency Centers	76,215	4,883,095
Retail Opportunity Investments	219,688	3,879,690
SITE Centers	295,347	4,447,926
Urban Edge Properties	213,739	4,082,415
Weingarten Realty Investors	42,632	1,367,208
		34,223,549
REIT Single Tenant–7.41%
Agree Realty	40,045	2,822,772
Essential Properties Realty Trust	58,360	1,578,054
Four Corners Property Trust	96,743	2,671,074
National Retail Properties	100,441	4,708,674
Realty Income	182,083	12,152,220
Spirit Realty Capital	78,823	3,770,892
STORE Capital	158,244	5,461,001
		33,164,687
REIT Storage–10.06%
CubeSmart	57,629	2,669,375
Extra Space Storage	69,817	11,437,421
Iron Mountain	55,976	2,368,904
Life Storage	54,951	5,898,990
National Storage Affiliates Trust	58,366	2,950,985
Public Storage	65,607	19,727,369
		45,053,044
REIT Warehouse/Industry–11.01%
Americold Realty Trust	113,308	4,288,708
Prologis	326,201	38,990,805
LVIP Delaware REIT Fund–3

LVIP Delaware REIT Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
REIT Warehouse/Industry (continued)
QTS Realty Trust Class A	38,071	$ 2,942,888
Terreno Realty	47,280	3,050,506
		49,272,907
Total Common Stock (Cost $340,841,166)		446,592,860

MONEY MARKET FUND–0.21%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 0.03%)	953,234	953,234
Total Money Market Fund (Cost $953,234)		953,234
TOTAL INVESTMENTS–99.99% (Cost $341,794,400)	$447,546,094
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.01%	48,068
NET ASSETS APPLICABLE TO 31,230,062 SHARES OUTSTANDING–100.00%	$447,594,162
NET ASSET VALUE PER SHARE–LVIP DELAWARE REIT FUND STANDARD CLASS ($248,328,333 / 17,331,659 Shares)	$14.328
NET ASSET VALUE PER SHARE–LVIP DELAWARE REIT FUND SERVICE CLASS ($199,265,829 / 13,898,403 Shares)	$14.337
COMPONENTS OF NET ASSETS AT JUNE 30, 2021:
Shares of beneficial interest (unlimited authorization–no par)	$403,453,831
Distributable earnings/(accumulated loss)	44,140,331
TOTAL NET ASSETS	$447,594,162

† Non-income producing.
★ Includes $1,592,784 payable for securities purchased, $1,083,238 payable for fund shares redeemed, $111,367 other accrued expenses payable and $347,379 due to manager and affiliates as of June 30, 2021.

Summary of Abbreviations:
REIT–Real Estate Investment Trust
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware REIT Fund–4

LVIP Delaware REIT Fund
Statement of Operations
Six Months Ended June 30, 2021 (unaudited)
INVESTMENT INCOME:
Dividends	$ 1,370,658
Interest	226
1,370,884
EXPENSES:
Management fees	1,558,812
Distribution fees-Service Class	277,905
Accounting and administration expenses	51,327
Reports and statements to shareholders	32,125
Professional fees	22,773
Shareholder servicing fees	21,611
Trustees’ fees and expenses	8,400
Custodian fees	7,782
Pricing fees	4,151
Consulting fees	1,064
Other	13,921
Total operating expenses	1,999,871
NET INVESTMENT LOSS	(628,987)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	8,905,714
Net change in unrealized appreciation (depreciation) of investments	71,876,565
NET REALIZED AND UNREALIZED GAIN	80,782,279
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$80,153,292
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware REIT Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/21 (unaudited)	Year Ended 12/31/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ (628,987)	$ 6,792,210
Net realized gain (loss)	8,905,714	(57,757,045)
Net change in unrealized appreciation (depreciation)	71,876,565	5,395,735
Net increase (decrease) in net assets resulting from operations	80,153,292	(45,569,100)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(5,181,388)	(14,728,509)
Service Class	(3,468,222)	(12,029,202)
	(8,649,610)	(26,757,711)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	8,162,193	19,020,120
Service Class	6,443,016	11,898,297
Reinvestment of dividends and distributions:
Standard Class	5,181,388	14,728,509
Service Class	3,468,222	12,029,202
	23,254,819	57,676,128
Cost of shares redeemed:
Standard Class	(19,086,062)	(17,184,108)
Service Class	(17,086,136)	(19,842,574)
	(36,172,198)	(37,026,682)
Increase (decrease) in net assets derived from capital share transactions	(12,917,379)	20,649,446
NET INCREASE (DECREASE) IN NET ASSETS	58,586,303	(51,677,365)
NET ASSETS:
Beginning of period	389,007,859	440,685,224
End of period	$447,594,162	$389,007,859
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware REIT Fund–5

LVIP Delaware REIT Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
		LVIP Delaware REIT Fund Standard Class
	Six Months Ended 6/30/21[1,2] (unaudited)	Year Ended
		12/31/20 [1]	12/31/19 [1]	12/31/18 [1]	12/31/17 [1]	12/31/16 [1]
Net asset value, beginning of period	$ 12.090	$ 14.690	$ 11.850	$ 13.490	$ 15.570	$ 15.890
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.011)	0.230	0.240	0.280	0.270	0.220
Net realized and unrealized gain (loss)	2.548	(1.920)	2.900	(1.270)	(0.030)	0.670
Total from investment operations	2.537	(1.690)	3.140	(0.990)	0.240	0.890
Less dividends and distributions from:
Net investment income	(0.299)	(0.250)	(0.300)	(0.270)	(0.240)	(0.210)
Net realized gain	—	(0.660)	—	(0.380)	(2.080)	(1.000)
Total dividends and distributions	(0.299)	(0.910)	(0.300)	(0.650)	(2.320)	(1.210)
Net asset value, end of period	$ 14.328	$ 12.090	$ 14.690	$ 11.850	$ 13.490	$ 15.570
Total return[4]	21.10%	(10.41%)	26.81%	(7.22%)	1.54%	5.87%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$248,328	$ 214,644	$236,492	$198,904	$235,390	$251,083
Ratio of expenses to average net assets	0.83%	0.83%	0.83%	0.83%	0.84%	0.83%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.83%	0.84%	0.83%	0.83%	0.84%	0.83%
Ratio of net investment income (loss) to average net assets	(0.17%)	1.94%	1.70%	2.23%	1.94%	1.39%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.17%)	1.93%	1.70%	2.23%	1.94%	1.39%
Portfolio turnover	4%	127%	98%	111%	173%	130%

[1]	The Fund adopted the accounting and performance history of the Delaware VIP REIT Series, a former series of Delaware VIP® Trust, as the result of a reorganization on May 1, 2021. Pre-inception information is that of the Delaware VIP REIT Series.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager and/or distributor. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware REIT Fund–6

LVIP Delaware REIT Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
		LVIP Delaware REIT Fund Service Class
	Six Months Ended 6/30/21[1,2] (unaudited)	Year Ended
		12/31/20 [1]	12/31/19 [1]	12/31/18 [1]	12/31/17 [1]	12/31/16 [1]
Net asset value, beginning of period	$ 12.080	$ 14.660	$ 11.820	$ 13.460	$ 15.540	$ 15.860
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.031)	0.190	0.200	0.240	0.240	0.180
Net realized and unrealized gain (loss)	2.537	(1.900)	2.900	(1.270)	(0.030)	0.670
Total from investment operations	2.506	(1.710)	3.100	(1.030)	0.210	0.850
Less dividends and distributions from:
Net investment income	(0.249)	(0.210)	(0.260)	(0.230)	(0.210)	(0.170)
Net realized gain	—	(0.660)	—	(0.380)	(2.080)	(1.000)
Total dividends and distributions	(0.249)	(0.870)	(0.260)	(0.610)	(2.290)	(1.170)
Net asset value, end of period	$ 14.337	$ 12.080	$ 14.660	$ 11.820	$ 13.460	$ 15.540
Total return[4]	20.84%	(10.64%)	26.50%	(7.52%)	1.27%	5.62%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$199,266	$ 174,364	$204,193	$173,457	$212,133	$232,062
Ratio of expenses to average net assets	1.13%	1.13%	1.13%	1.11%	1.09%	1.08%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.13%	1.14%	1.13%	1.13%	1.14%	1.13%
Ratio of net investment income (loss) to average net assets	(0.47%)	1.64%	1.40%	1.95%	1.69%	1.14%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.47%)	1.63%	1.40%	1.93%	1.64%	1.09%
Portfolio turnover	4%	127%	98%	111%	173%	130%

[1]	The Fund adopted the accounting and performance history of the Delaware VIP REIT Series, a former series of Delaware VIP® Trust, as the result of a reorganization on May 1, 2021. Pre-inception information is that of the Delaware VIP REIT Series.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager and/or distributor. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware REIT Fund–7

LVIP Delaware REIT Fund
Notes to Financial Statements
June 30, 2021 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 105 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Delaware REIT Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund has adopted the accounting and performance history of the Delaware VIP REIT Series, a former series of Delaware VIP® Trust, (the “Predecessor Fund”) as the result of a reorganization in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund on May 1, 2021. The Fund commenced on May 1, 2021. Pre-inception information for Standard Class shares and Service Class shares shown is that of the Predecessor Fund’s Standard Class shares and Service Class shares. The Fund and the Predecessor Fund have substantially similar investment goals and strategies.
The Fund’s investment objective is to seek maximum long-term total return, with capital appreciation as a secondary objective.
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2021 and for all open tax years (years ended December 31, 2017-December 31, 2020), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2021, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and
LVIP Delaware REIT Fund–8

LVIP Delaware REIT Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.75% of the first $500 million of the Fund's average daily net assets; 0.70% of the next $500 million; 0.65% of the next $1.5 billion; and 0.60% of the Fund's average daily net assets in excess of $2.5 billion.   The management fee is calculated daily and paid monthly.   Prior to May 1, 2021, DMC (Delaware Management Company) had contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fee, acquired fund fees and expenses, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent annual series operating expenses from exceeding 0.83% of the Series’ average daily net assets.
LIAC has contractually agreed to reimburse the Fund to the extent that the Fund's Operating Expenses exceed 0.83% of the average daily net assets for the Standard Class and 1.13% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue through at least April 30, 2023, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.
LIAC retains the right to receive reimbursements of excess amounts waived or paid by LIAC under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LIAC and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2021, LIAC has not recouped any previously reimbursed Fund expenses. As of June 30, 2021 no expense reimbursements were subject to recoupment.
Delaware Investments Fund Advisers ("DIFA") (the “Sub-Adviser”), a series of Macquarie Investment Management Business Trust, is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays DIFA a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2021, costs for these administrative and legal services were as follows:
Administrative	$9,296
Legal	5,933
Effective May 1, 2021, Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Prior to May 1, 2021, Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC(Delaware Management Company) provided fund accounting and financial administrative oversight services to the Series. For these services, DIFSC’s fees were calculated daily and paid monthly based on the aggregate daily net assets of all funds within the Delaware Funds® by Macquarie (Delaware Funds) at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds paid a minimum of $4,000, which, in aggregate, was subtracted from the Total Fee. Each fund then paid its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $4,679 for the six months ended June 30, 2021.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of
LVIP Delaware REIT Fund–9

LVIP Delaware REIT Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.30% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2021, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LIAC	$281,728
Distribution fees payable to LFD	50,079
Printing and mailing fees payable to Lincoln Life	4,679
Shareholder servicing fees payable to Lincoln Life	10,893
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2021, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$17,458,559
Sales	28,349,732
At June 30, 2021, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2021, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$342,969,203
Aggregate unrealized appreciation of investments	$104,988,817
Aggregate unrealized depreciation of investments	(411,926)
Net unrealized appreciation of investments	$104,576,891
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2021.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP Delaware REIT Fund–10

LVIP Delaware REIT Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
United States	$446,592,860	$—	$—	$446,592,860
Money Market Fund	953,234	—	—	953,234
Total Investments	$447,546,094	$—	$—	$447,546,094
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/21	12/31/20
Shares sold:
Standard Class	607,436	1,660,166
Service Class	483,648	1,025,893
Shares reinvested:
Standard Class	378,756	1,434,129
Service Class	253,155	1,171,295
	1,722,995	5,291,483
Shares redeemed:
Standard Class	(1,403,823)	(1,438,661)
Service Class	(1,278,075)	(1,685,742)
	(2,681,898)	(3,124,403)
Net increase	(958,903)	2,167,080
5. Line of Credit
Prior to May 1, 2021, the Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a $225,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants were charged an annual commitment fee of 0.15% and an upfront fee of 0.05%, which was allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The Series had no amounts outstanding during the period ending April 30, 2021.
6. Risk Factors
The Fund concentrates its investments in the real estate industry and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund is also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more in value than a portfolio that invests in a broader range of industries.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
LVIP Delaware REIT Fund–11

LVIP Delaware REIT Fund
Notes to Financial Statements (continued)
8. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Delaware REIT Fund–12

LVIP Delaware REIT Fund
Other Fund Information (unaudited)
Approval of Investment Management and Subadvisory Agreements
On September 1-2, 2020, the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things, (i) the approval of the investment management agreement between the Trust and Lincoln Investment Advisors Corporation (“LIAC”), (ii) the approval of the sub-advisory agreement with Delaware Investment Fund Advisers (“Delaware”) and (iii) for certain series, the approval of the sub-sub-advisory agreements between Delaware and certain entities affiliated with Delaware (the sub-sub-advisory agreements collectively with the sub-advisory agreement and the investment management agreement, the “Advisory Agreements”) for seven new series of the Trust (the “Funds”). The Board noted that each Fund was being formed to acquire the assets and liabilities (the “Transaction”) of an existing fund advised by Delaware (each an “Acquired Fund” and collectively the “Acquired Funds”) with the same investment objective(s) and substantially similar principal investment strategies. The Board considered that the Transaction was expected to take place in the second quarter of 2021.
The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) reported that they had reviewed materials provided by LIAC, Lincoln National Life Insurance Company (“Lincoln Life”) and Delaware prior to and during the meeting. Among other information, LIAC, Lincoln Life and Delaware provided information to assist the Independent Trustees in assessing the nature, extent and quality of services to be provided, including a presentation by representatives of Delaware. After reviewing the information received, the Independent Trustees requested supplemental information and LIAC provided materials in response. The Board noted that LIAC and Delaware provided services to other funds in the Trust and that the Board reviewed extensive information provided by LIAC and Delaware in connection with the 2020 contract renewal process. The Board determined that, given the totality of the information provided in connection with the 2020 annual contract renewal process and with respect to the Advisory Agreements, the Board had received sufficient information to approve the Advisory Agreements. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and employees of Lincoln Life, LIAC and Delaware to consider the approval of the Advisory Agreements.
Based upon its review, the Board concluded that it was in the best interests of each Fund that the Advisory Agreements be approved. In considering the approval of the Advisory Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.
Approval of Investment Management Agreement
Nature, Extent and Quality of Services. In considering the approval of the investment management agreement with LIAC, the Board considered the nature, extent and quality of services expected to be provided to the Funds by LIAC, including LIAC personnel and resources and LIAC’s criteria for review of a sub-adviser’s performance. The Board considered LIAC’s rationale for proposing the creation of the Funds and the adoption of the Acquired Funds. The Board reviewed the services to be provided by LIAC in serving as investment adviser, including the backgrounds of the personnel providing the investment management services and compliance staff. The Board also considered that certain Lincoln Life personnel provide services to the other funds in the Trust on behalf of LIAC, and that Lincoln Life was proposed to provide administrative services to the Funds under a separate administration agreement. The Board concluded that the services provided by LIAC were expected to be satisfactory.
Performance. The Board considered that LIAC would not manage the day-to-day investment portfolio of the Funds and would delegate those duties to Delaware. The Board noted the oversight activities to be performed by LIAC, including review of returns on a relative and absolute basis, evaluation of brokerage execution quality and compliance reviews.
Management Fee. The Board reviewed each Fund’s proposed investment management fee schedule and estimated net expense ratio giving effect to the expense limitation that LIAC proposed for the Standard and Service class of each Fund through April 30, 2023, and reviewed information comparing the investment management fee schedule and estimated net expense ratio to the median of a peer group provided by LIAC. The Board considered that each Fund’s management fee was the same as the applicable existing Acquired Fund advised by Delaware.
The Board noted that the proposed investment management fee for the LVIP Delaware Diversified Income Fund was above the median investment management fee of the peer group provided by LIAC. The Board also considered that the Fund’s estimated net expense ratio for Standard class shares, which would be subject to an expense limitation through April 30, 2023, was within range of the median expense ratio of the peer group.
The Board noted that the proposed investment management fee for the LVIP Delaware Limited-Term Diversified Income Fund was above the median investment management fee of the peer group provided by LIAC. The Board also considered that the Fund’s estimated net expense ratio for Standard class shares, which would be subject to an expense limitation through April 30, 2023, was the same as the median expense ratio of the peer group
The Board noted that the proposed investment management fee for the LVIP Delaware REIT Fund was within range of the median investment management fee of the peer group provided by LIAC. The Board also considered that the Fund’s estimated net expense ratio for Standard class shares, which would be subject to an expense limitation through April 30, 2023, was the same as the median expense ratio of the peer group.
LVIP Delaware REIT Fund–13

LVIP Delaware REIT Fund
Other Fund Information (unaudited) (continued)
Approval of Investment Management Agreement (continued)
The Board noted that the proposed investment management fee for the LVIP Delaware SMID Cap Core Fund was within range of the median investment management fee of the peer group provided by LIAC. The Board also considered that the Fund’s estimated net expense ratio for Standard class shares, which would be subject to an expense limitation through April 30, 2023, was within range of the median expense ratio of the peer group.
The Board noted that the proposed investment management fee for the LVIP Delaware U.S. Growth Fund was below the median investment management fee of the peer group provided by LIAC. The Board also considered that the Fund’s estimated net expense ratio for Standard class shares, which would be subject to an expense limitation through April 30, 2023, was below the median expense ratio of the peer group.
The Board noted that the proposed investment management fee for the LVIP Delaware Value Fund was above the median investment management fee of the peer group provided by LIAC. The Board also considered that the Fund’s estimated net expense ratio for Standard class shares, which would be subject to an expense limitation through April 30, 2023, was within range of the median expense ratio of the peer group.
The Board noted that the proposed investment management fee for the LVIP Delaware High Yield Fund was within range of the median investment management fee of the peer group provided by LIAC. The Board also considered that the Fund’s estimated net expense ratio for Standard class shares, which would be subject to an expense limitation through April 30, 2023, was the same as the median expense ratio of the peer group.
In light of the nature, quality and extent of services to be provided by LIAC, including sub-adviser oversight, the Board concluded that each Fund’s investment management fee was reasonable.
Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Funds grow and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of the Funds’ investors. The Board considered that each Fund had breakpoints in its investment management fee schedule, and that LIAC proposed to implement an expense limitation for each Fund’s Standard and Service class shares through April 30, 2023, and concluded that economies of scale would be appropriately shared with investors.
Profitability. The Board also reviewed the estimated profitability analysis to LIAC with respect to each Fund, and concluded that the estimated profitability of LIAC in connection with the management of each Fund was not unreasonable. The Board also considered that LIAC would bear the costs associated with the Transaction.
Fallout Benefits. Because of its relationship with the Fund, LIAC and its affiliates may receive certain benefits. The Board considered materials provided during the 2020 contract renewal process as to any such benefits to LIAC and its affiliates. Lincoln Life and its affiliated insurance companies (“Lincoln Insurance Companies”) receive 12b-1 fees, which are paid by each Fund’s Service Class shares through Lincoln Financial Distributors, Inc., which is the principal underwriter and distributor for Funds. Lincoln Life serves as the administrator for the Funds for which it is separately compensated. The Board also noted that Lincoln Insurance Companies may be eligible to claim on their tax returns “dividends received deductions” in connection with dividends received from LVIP Funds by the Lincoln Insurance Companies holding the Funds’ shares on behalf of contract holders.
Approval of Subadvisory Agreement
Nature, Extent and Quality of Services. In considering the approval of the sub-advisory agreement between LIAC and Delaware with respect to the Funds, the Board considered the nature, extent and quality of day-to-day investment management services to be provided by Delaware under the sub-advisory agreement. They also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance and regulatory matters. The Board also considered the approval of four sub-sub-advisory agreements between Delaware and four of its affiliates: Macquarie Investment Management Austria Kapitalanlage, Macquarie Investment Management Europe Limited, Macquarie Investment Management Global Limited and Macquarie Investment Management Hong Kong Limited. The Board noted that compensation paid to each sub-subadviser, if any, would be paid by Delaware. The Board concluded that the services to be provided by Delaware and the affiliated sub-subadvisers were expected to be satisfactory.
Performance. With respect to performance, the Board considered that the Funds had not commenced operations. The Board considered the performance of the Acquired Funds and that, at the closing of the Transaction, LIAC anticipates that each Fund will be managed pursuant to substantially similar strategies. The Board reviewed each Acquired Fund’s investment performance over multiple time periods ended June 30, 2020 and the average performance of funds in its respective Morningstar category and benchmark index.
Sub-Advisory Fee and Economies of Scale. The Board reviewed the proposed sub-advisory fee for each Fund and considered that the sub-advisory fee schedule was negotiated between LIAC and Delaware, an unaffiliated third party, and that LIAC would compensate Delaware from its fees. The Board concluded that the proposed subadvisory fee was reasonable.
LVIP Delaware REIT Fund–14

LVIP Delaware REIT Fund
Other Fund Information (unaudited) (continued)
Approval of Subadvisory Agreement (continued)
Profitability and Fallout Benefits. The Board noted that the proposed sub-advisory fee for each Fund was negotiated between LIAC and Delaware, an unaffiliated third party, and that LIAC would compensate Delaware from its fees. The Board reviewed materials provided by Delaware as to any additional benefits it receives and noted that Delaware indicated that it indirectly benefits from association with the LVIP Funds in the marketplace and its ability to leverage resources.
Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreements for the Funds are fair and reasonable, and that approval of the Advisory Agreements is in the best interests of each Fund.
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions.
The Fund was not operational as of December 31, 2020 and therefore was not included in the Committee’s most recent written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program. The Fund will be included in the next annual report of the Committee, which will cover the period of January 1, 2021 through December 31, 2021.
Please refer to the Fund's prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP Delaware REIT Fund–15

LVIP Delaware SMID Cap Core Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2021

LVIP Delaware SMID Cap Core Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Delaware SMID Cap Core Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2021 to June 30, 2021
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”) and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021 to June 30, 2021.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s expenses shown in the table reflect expense reimbursements in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/21	Ending Account Value 6/30/21	Annualized Expense Ratio	Expenses Paid During Period 1/1/21 to 6/30/21*
Actual
Standard Class Shares	$1,000.00	$1,164.10	0.80%	$4.29
Service Class Shares	1,000.00	1,162.50	1.10%	5.90
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,020.80	0.80%	$4.01
Service Class Shares	1,000.00	1,019.30	1.10%	5.51

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Delaware SMID Cap Core Fund–1

LVIP Delaware SMID Cap Core Fund
Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)
As of June 30, 2021
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Common Stock	99.80%
Aerospace & Defense	0.65%
Airlines	0.65%
Auto Components	0.78%
Banks	8.06%
Biotechnology	7.41%
Capital Markets	1.42%
Chemicals	2.79%
Commercial Services & Supplies	1.84%
Communications Equipment	0.46%
Construction & Engineering	3.11%
Consumer Finance	0.54%
Diversified Consumer Services	0.58%
Electrical Equipment	0.43%
Electronic Equipment, Instruments & Components	0.91%
Energy Equipment & Services	0.08%
Entertainment	0.46%
Equity Real Estate Investment Trusts	6.47%
Food & Staples Retailing	1.49%
Food Products	0.97%
Gas Utilities	1.42%
Health Care Equipment & Supplies	0.45%
Health Care Providers & Services	0.90%
Health Care Technology	0.15%
Hotels, Restaurants & Leisure	3.92%
Household Durables	2.45%
Industrial Conglomerates	0.42%
Insurance	3.78%
Interactive Media & Services	0.59%
IT Services	2.23%
Leisure Products	1.68%
Life Sciences Tools & Services	3.36%
Machinery	6.12%
Media	0.79%
Metals & Mining	3.47%
Multi-Utilities	1.19%
Oil, Gas & Consumable Fuels	2.71%
Paper & Forest Products	0.85%
Pharmaceuticals	1.75%
Professional Services	2.65%
Road & Rail	1.63%
Semiconductors & Semiconductor Equipment	3.31%
Software	6.74%
Specialty Retail	3.98%
Textiles, Apparel & Luxury Goods	1.16%
Thrifts & Mortgage Finance	1.99%
Security Type/Sector	Percentage of Net Assets
Trading Companies & Distributors	1.01%
Money Market Fund	0.30%
Total Investments	100.10%
Liabilities Net of Receivables and Other Assets	(0.10%)
Total Net Assets	100.00%
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
Diamondback Energy	2.09%
Bio-Techne	1.46%
Reliance Steel & Aluminum	1.33%
PTC	1.31%
Quanta Services	1.25%
East West Bancorp	1.23%
American Eagle Outfitters	1.23%
Catalent	1.20%
ExlService Holdings	1.18%
Kaiser Aluminum	1.17%
Total	13.45%

IT–Information Technology

LVIP Delaware SMID Cap Core Fund–2

LVIP Delaware SMID Cap Core Fund
Statement of Net Assets
June 30, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–99.80%
Aerospace & Defense–0.65%
BWX Technologies	79,369	$ 4,612,926
		4,612,926
Airlines–0.65%
†Allegiant Travel	23,941	4,644,554
		4,644,554
Auto Components–0.78%
BorgWarner	113,946	5,530,939
		5,530,939
Banks–8.06%
Comerica	55,060	3,927,980
East West Bancorp	121,593	8,717,002
First Financial Bancorp	233,071	5,507,468
Great Western Bancorp	126,032	4,132,589
Independent Bank Group	65,314	4,831,930
South State	67,438	5,513,731
Sterling Bancorp	212,310	5,263,165
Umpqua Holdings	305,801	5,642,029
Valley National Bancorp	367,782	4,939,312
Webster Financial	129,605	6,913,131
Western Alliance Bancorp	18,759	1,741,773
		57,130,110
Biotechnology–7.41%
†Agios Pharmaceuticals	84,854	4,676,304
†Amicus Therapeutics	317,228	3,058,078
†Biohaven Pharmaceutical Holding	23,180	2,250,314
†Blueprint Medicines	65,328	5,746,251
†Exact Sciences	20,931	2,601,933
†Halozyme Therapeutics	124,235	5,641,511
†Insmed	115,470	3,286,276
†Intercept Pharmaceuticals	53,497	1,068,335
†Ligand Pharmaceuticals	45,083	5,914,439
†Natera	56,874	6,456,905
†Neurocrine Biosciences	62,368	6,069,654
†Ultragenyx Pharmaceutical	60,473	5,766,101
		52,536,101
Capital Markets–1.42%
Hamilton Lane Class A	31,051	2,829,367
Stifel Financial	111,619	7,239,608
		10,068,975
Chemicals–2.79%
Balchem	26,470	3,474,452
Huntsman	305,260	8,095,495
Minerals Technologies	104,853	8,248,786
		19,818,733
Commercial Services & Supplies–1.84%
ABM Industries	93,149	4,131,158
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Commercial Services & Supplies (continued)
†Casella Waste Systems Class A	37,116	$ 2,354,268
Tetra Tech	22,886	2,793,007
†US Ecology	100,642	3,776,088
		13,054,521
Communications Equipment–0.46%
†NETGEAR	84,239	3,228,039
		3,228,039
Construction & Engineering–3.11%
†Ameresco Class A	47,573	2,983,778
†MasTec	46,467	4,930,149
Quanta Services	97,879	8,864,901
†WillScot Mobile Mini Holdings	189,362	5,277,519
		22,056,347
Consumer Finance–0.54%
†LendingTree	18,227	3,861,937
		3,861,937
Diversified Consumer Services–0.58%
†Chegg	49,599	4,122,173
		4,122,173
Electrical Equipment–0.43%
†Generac Holdings	7,271	3,018,556
		3,018,556
Electronic Equipment, Instruments & Components–0.91%
†II-VI	89,084	6,466,608
		6,466,608
Energy Equipment & Services–0.08%
Patterson-UTI Energy	55,659	553,250
		553,250
Entertainment–0.46%
†Cinemark Holdings	147,893	3,246,251
		3,246,251
Equity Real Estate Investment Trusts–6.47%
American Assets Trust	69,733	2,600,344
Brixmor Property Group	229,938	5,263,281
Camden Property Trust	49,181	6,524,843
Cousins Properties	153,434	5,643,302
†DiamondRock Hospitality	196,472	1,905,778
First Industrial Realty Trust	100,107	5,228,589
Kite Realty Group Trust	186,867	4,112,943
Lexington Realty Trust	275,204	3,288,688
Life Storage	42,064	4,515,570
Pebblebrook Hotel Trust	113,253	2,667,108
LVIP Delaware SMID Cap Core Fund–3

LVIP Delaware SMID Cap Core Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Equity Real Estate Investment Trusts (continued)
Physicians Realty Trust	224,826	$ 4,152,536
		45,902,982
Food & Staples Retailing–1.49%
†BJ's Wholesale Club Holdings	65,061	3,095,602
Casey's General Stores	38,368	7,467,948
		10,563,550
Food Products–0.97%
J & J Snack Foods	39,423	6,875,765
		6,875,765
Gas Utilities–1.42%
South Jersey Industries	181,620	4,709,407
Spire	74,583	5,390,113
		10,099,520
Health Care Equipment & Supplies–0.45%
†Quidel	24,814	3,179,170
		3,179,170
Health Care Providers & Services–0.90%
Encompass Health	81,383	6,350,316
		6,350,316
Health Care Technology–0.15%
†Inspire Medical Systems	5,363	1,036,453
		1,036,453
Hotels, Restaurants & Leisure–3.92%
Aramark	163,059	6,073,948
†Brinker International	77,717	4,806,796
†Chuy's Holdings	63,025	2,348,312
Jack in the Box	46,750	5,209,820
Texas Roadhouse	48,332	4,649,538
Wendy's	200,488	4,695,429
		27,783,843
Household Durables–2.45%
†Helen of Troy	14,594	3,329,183
KB Home	73,484	2,992,269
La-Z-Boy	74,476	2,758,591
†Taylor Morrison Home	103,433	2,732,700
Toll Brothers	96,548	5,581,440
		17,394,183
Industrial Conglomerates–0.42%
Carlisle	15,432	2,953,376
		2,953,376
Insurance–3.78%
Axis Capital Holdings	104,055	5,099,736
Kemper	67,319	4,974,874
Primerica	38,271	5,860,821
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
Reinsurance Group of America	42,935	$ 4,894,590
Selective Insurance Group	73,313	5,949,350
		26,779,371
Interactive Media & Services–0.59%
†Bumble Class A	567	32,659
†Yelp	103,836	4,149,287
		4,181,946
IT Services–2.23%
†ExlService Holdings	78,933	8,387,421
†WNS Holdings	92,805	7,412,335
		15,799,756
Leisure Products–1.68%
†Malibu Boats Class A	97,920	7,180,474
†YETI Holdings	51,497	4,728,454
		11,908,928
Life Sciences Tools & Services–3.36%
Bio-Techne	22,957	10,336,619
†ICON	29,589	6,116,342
†Repligen	36,862	7,358,392
		23,811,353
Machinery–6.12%
Barnes Group	59,072	3,027,440
Columbus McKinnon	36,648	1,767,899
ESCO Technologies	39,379	3,694,144
Federal Signal	68,243	2,745,416
†Gates Industrial	142,000	2,565,940
Graco	58,210	4,406,497
Kadant	21,156	3,725,360
Lincoln Electric Holdings	35,948	4,734,711
Oshkosh	50,017	6,234,119
Rexnord	122,941	6,151,968
Woodward	35,574	4,371,333
		43,424,827
Media–0.79%
Interpublic Group	173,136	5,625,189
		5,625,189
Metals & Mining–3.47%
Kaiser Aluminum	67,205	8,299,146
Reliance Steel & Aluminum	62,471	9,426,874
Worthington Industries	113,002	6,913,462
		24,639,482
Multi-Utilities–1.19%
Black Hills	61,721	4,050,749
NorthWestern	73,249	4,411,055
		8,461,804

LVIP Delaware SMID Cap Core Fund–4

LVIP Delaware SMID Cap Core Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels–2.71%
Diamondback Energy	158,219	$ 14,855,182
PDC Energy	94,669	4,334,893
		19,190,075
Paper & Forest Products–0.85%
Neenah	119,469	5,993,760
		5,993,760
Pharmaceuticals–1.75%
†Catalent	78,651	8,503,746
†Supernus Pharmaceuticals	127,561	3,927,603
		12,431,349
Professional Services–2.65%
†ASGN	64,661	6,267,591
Jacobs Engineering Group	52,445	6,997,212
KBR	96,724	3,690,020
†Upwork	31,849	1,856,478
		18,811,301
Road & Rail–1.63%
Knight-Swift Transportation Holdings	166,972	7,590,547
Werner Enterprises	89,912	4,002,882
		11,593,429
Semiconductors & Semiconductor Equipment–3.31%
Brooks Automation	53,905	5,136,069
†Ichor Holdings	35,148	1,890,962
†MACOM Technology Solutions Holdings	59,230	3,795,458
†MaxLinear	151,163	6,422,916
†Semtech	60,529	4,164,395
†Silicon Laboratories	13,596	2,083,587
		23,493,387
Software–6.74%
†Blackline	19,368	2,155,077
†Box Class A	77,352	1,976,344
†Guidewire Software	30,585	3,447,541
†J2 Global	47,981	6,599,787
†Medallia	105,903	3,574,226
†Paycom Software	3,943	1,433,162
†Proofpoint	34,031	5,913,227
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†PTC	65,784	$ 9,292,648
†Rapid7	50,174	4,747,966
†Sprout Social Class A	23,632	2,113,173
SS&C Technologies Holdings	43,524	3,136,339
†Tyler Technologies	3,108	1,405,966
†Varonis Systems	34,110	1,965,418
		47,760,874
Specialty Retail–3.98%
American Eagle Outfitters	231,508	8,688,495
†At Home Group	81,974	3,019,922
Dick's Sporting Goods	76,108	7,625,261
†Five Below	39,693	7,671,466
Sonic Automotive Class A	26,790	1,198,585
		28,203,729
Textiles, Apparel & Luxury Goods–1.16%
Steven Madden	188,396	8,244,209
		8,244,209
Thrifts & Mortgage Finance–1.99%
Essent Group	122,858	5,522,467
†NMI Holdings Class A	149,708	3,365,436
WSFS Financial	112,227	5,228,656
		14,116,559
Trading Companies & Distributors–1.01%
Boise Cascade	75,622	4,412,544
†WESCO International	26,658	2,740,975
		7,153,519
Total Common Stock (Cost $483,371,428)		707,714,025

MONEY MARKET FUND–0.30%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 0.03%)	2,168,641	2,168,641
Total Money Market Fund (Cost $2,168,641)		2,168,641

TOTAL INVESTMENTS–100.10% (Cost $485,540,069)	709,882,666
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.10%)	(735,272)
NET ASSETS APPLICABLE TO 27,521,396 SHARES OUTSTANDING–100.00%	$709,147,394
LVIP Delaware SMID Cap Core Fund–5

LVIP Delaware SMID Cap Core Fund
Statement of Net Assets (continued)
NET ASSET VALUE PER SHARE–LVIP DELAWARE SMID CAP CORE FUND STANDARD CLASS ($457,573,231 / 17,190,832 Shares)	$26.617
NET ASSET VALUE PER SHARE–LVIP DELAWARE SMID CAP CORE FUND SERVICE CLASS ($251,574,163 / 10,330,564 Shares)	$24.352
COMPONENTS OF NET ASSETS AT JUNE 30, 2021:
Shares of beneficial interest (unlimited authorization–no par)	$486,198,696
Distributable earnings/(accumulated loss)	222,948,698
TOTAL NET ASSETS	$709,147,394

† Non-income producing.
★ Includes $6,546 expense reimbursement receivable from Lincoln Investment Advisors Corporation, $339,827 payable for securities purchased, $319,224 payable for fund shares redeemed, $144,363 other accrued expenses payable and $518,182 due to manager and affiliates as of June 30, 2021.

Summary of Abbreviations:
IT–Information Technology
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware SMID Cap Core Fund–6

LVIP Delaware SMID Cap Core Fund
Statement of Operations
Six Months Ended June 30, 2021 (unaudited)
INVESTMENT INCOME:
Dividends	$ 2,363,856
EXPENSES:
Management fees	2,556,308
Distribution fees-Service Class	370,005
Accounting and administration expenses	75,839
Reports and statements to shareholders	42,995
Shareholder servicing fees	34,661
Professional fees	29,497
Trustees’ fees and expenses	13,788
Custodian fees	9,060
Pricing fees	6,664
Consulting fees	1,553
Other	22,585
3,162,955
Less:
Expenses reimbursed	(10,947)
Total operating expenses	3,152,008
NET INVESTMENT LOSS	(788,152)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	31,088,433
Net change in unrealized appreciation (depreciation) of investments	73,397,872
NET REALIZED AND UNREALIZED GAIN	104,486,305
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$103,698,153
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware SMID Cap Core Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/21 (unaudited)	Year Ended 12/31/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ (788,152)	$ 5,084,014
Net realized gain	31,088,433	20,956,286
Net change in unrealized appreciation (depreciation)	73,397,872	39,339,834
Net increase in net assets resulting from operations	103,698,153	65,380,134
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(35,907,163)	(10,297,921)
Service Class	(20,655,071)	(5,875,178)
	(56,562,234)	(16,173,099)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	7,157,558	13,338,676
Service Class	7,663,735	10,755,568
Reinvestment of dividends and distributions:
Standard Class	35,907,163	10,297,922
Service Class	20,655,071	5,875,178
	71,383,527	40,267,344
Cost of shares redeemed:
Standard Class	(30,402,050)	(40,407,577)
Service Class	(23,457,306)	(32,325,795)
	(53,859,356)	(72,733,372)
Increase (decrease) in net assets derived from capital share transactions	17,524,171	(32,466,028)
NET INCREASE IN NET ASSETS	64,660,090	16,741,007
NET ASSETS:
Beginning of period	644,487,304	627,746,297
End of period	$709,147,394	$644,487,304
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware SMID Cap Core Fund–7

LVIP Delaware SMID Cap Core Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
		LVIP Delaware SMID Cap Core Fund Standard Class
	Six Months Ended 6/30/21[1,2] (unaudited)	Year Ended
		12/31/20 [1]	12/31/19 [1]	12/31/18 [1]	12/31/17 [1,3]	12/31/16 [1]
Net asset value, beginning of period	$ 24.740	$ 23.090	$ 18.920	$ 30.980	$ 28.080	$ 29.790
Income (loss) from investment operations:
Net investment income (loss)[4]	(0.016)	0.210	0.110	0.120	0.060	0.090
Net realized and unrealized gain (loss)	4.125	2.040	5.370	(2.590)	4.890	2.150
Total from investment operations	4.109	2.250	5.480	(2.470)	4.950	2.240
Less dividends and distributions from:
Net investment income	(0.237)	(0.110)	(0.120)	(0.050)	(0.090)	(0.070)
Net realized gain	(1.995)	(0.490)	(1.190)	(9.540)	(1.960)	(3.880)
Total dividends and distributions	(2.232)	(0.600)	(1.310)	(9.590)	(2.050)	(3.950)
Net asset value, end of period	$ 26.617	$ 24.740	$ 23.090	$ 18.920	$ 30.980	$ 28.080
Total return[5]	16.41%	11.09%	29.63%	(12.12%)	18.65%	8.29%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$457,573	$413,756	$399,267	$ 343,361	$411,087	$394,898
Ratio of expenses to average net assets	0.80%	0.82%	0.81%	0.81%	0.81%	0.82%
Ratio of net investment income (loss) to average net assets	(0.12%)	1.02%	0.52%	0.51%	0.22%	0.33%
Portfolio turnover	4%	32%	14%	18%	112%	15%

[1]	The Fund adopted the accounting and performance history of the Delaware VIP SMID Cap Core Series, a former series of Delaware VIP® Trust, as the result of a reorganization on May 1, 2021. Pre-inception information is that of the Delaware VIP SMID Cap Core Series.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	Effective April 28, 2017, Jackson Square Partners, LLC no longer serves as sub-advisor to the Series. The Series’ portfolio turnover rate increased substantially during the year ended December 31, 2017.
[4]	The average shares outstanding method has been applied for per share information.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager and/or distributor. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware SMID Cap Core Fund–8

LVIP Delaware SMID Cap Core Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
		LVIP Delaware SMID Cap Core Fund Service Class
	Six Months Ended 6/30/21[1,2] (unaudited)	Year Ended
		12/31/20 [1,3]	12/31/19 [1]	12/31/18 [1]	12/31/17 [1,3]	12/31/16 [1]
Net asset value, beginning of period	$ 22.750	$ 21.280	$ 17.520	$ 29.410	$ 26.750	$ 28.560
Income (loss) from investment operations:
Net investment income (loss)[4]	(0.052)	0.140	0.040	0.050	(0.010)	0.020
Net realized and unrealized gain (loss)	3.798	1.870	4.970	(2.400)	4.660	2.050
Total from investment operations	3.746	2.010	5.010	(2.350)	4.650	2.070
Less dividends and distributions from:
Net investment income	(0.149)	(0.050)	(0.060)	—	(0.030)	—
Net realized gain	(1.995)	(0.490)	(1.190)	(9.540)	(1.960)	(3.880)
Total dividends and distributions	(2.144)	(0.540)	(1.250)	(9.540)	(1.990)	(3.880)
Net asset value, end of period	$ 24.352	$ 22.750	$ 21.280	$ 17.520	$ 29.410	$ 26.750
Total return[5]	16.25%	10.74%	29.25%	(12.40%)	18.38%	8.02%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$251,574	$230,731	$228,479	$ 197,556	$239,918	$231,336
Ratio of expenses to average net assets	1.10%	1.12%	1.11%	1.09%	1.06%	1.07%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.10%	1.12%	1.11%	1.11%	1.11%	1.12%
Ratio of net investment income (loss) to average net assets	(0.42%)	0.72%	0.22%	0.23%	(0.03%)	0.08%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.42%)	0.72%	0.22%	0.21%	(0.08%)	0.03%
Portfolio turnover	4%	32%	14%	18%	112%	15%

[1]	The Fund adopted the accounting and performance history of the Delaware VIP SMID Cap Core Series, a former series of Delaware VIP® Trust, as the result of a reorganization on May 1, 2021. Pre-inception information is that of the Delaware VIP SMID Cap Core Series.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	Effective April 28, 2017, Jackson Square Partners, LLC no longer serves as sub-advisor to the Series. The Series’ portfolio turnover rate increased substantially during the year ended December 31, 2017.
[4]	The average shares outstanding method has been applied for per share information.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager and/or distributor. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware SMID Cap Core Fund–9

LVIP Delaware SMID Cap Core Fund
Notes to Financial Statements
June 30, 2021 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 105 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Delaware SMID Cap Core Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund has adopted the accounting and performance history of the Delaware VIP Smid Cap Core Series, a former series of Delaware VIP® Trust, (the “Predecessor Fund”) as the result of a reorganization in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund on May 1, 2021. The Fund commenced on May 1, 2021. Pre-inception information for Standard Class shares and Service Class shares shown is that of the Predecessor Fund’s Standard Class shares and Service Class shares. The Fund and the Predecessor Fund have substantially similar investment goals and strategies.
The Fund’s investment objective is to seek long-term capital appreciation.
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2021 and for all open tax years (years ended December 31, 2017-December 31, 2020), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2021, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after
LVIP Delaware SMID Cap Core Fund–10

LVIP Delaware SMID Cap Core Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.75% of the first $500 million of the Fund's average daily net assets; 0.70% of the next $500 million; 0.65% of the next $1.5 billion; and 0.60% of the Fund's average daily net assets in excess of $2.5 billion.   The management fee is calculated daily and paid monthly.
LIAC has contractually agreed to reimburse the Fund to the extent that the Fund's Operating Expenses exceed 0.80% of the average daily net assets for the Standard Class and 1.10% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue through at least April 30, 2023, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.
LIAC retains the right to receive reimbursements of excess amounts waived or paid by LIAC under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LIAC and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. As of June 30, 2021, no expense reimbursements were subject to recoupment.
Delaware Investments Fund Advisers (the “Sub-Adviser”), a series of Macquarie Investment Management Business Trust, is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2021, costs for these administrative and legal services were as follows:
Administrative	$14,643
Legal	9,954
Effective May 1, 2021, Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Prior to May 1, 2021, Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC(Delaware Management Company) provided fund accounting and financial administrative oversight services to the Series. For these services, DIFSC’s fees were calculated daily and paid monthly based on the aggregate daily net assets of all funds within the Delaware Funds® by Macquarie (Delaware Funds) at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds paid a minimum of $4,000, which, in aggregate, was subtracted from the Total Fee. Each fund then paid its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $7,434 for the six months ended June 30, 2021.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The
LVIP Delaware SMID Cap Core Fund–11

LVIP Delaware SMID Cap Core Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.30% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2021, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LIAC	$ 6,546
Management fees payable to LIAC	431,429
Distribution fees payable to LFD	62,297
Printing and mailing fees payable to Lincoln Life	7,434
Shareholder servicing fees payable to Lincoln Life	17,022
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2021, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$28,580,710
Sales	36,684,477
At June 30, 2021, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2021, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$485,637,737
Aggregate unrealized appreciation of investments	$240,161,207
Aggregate unrealized depreciation of investments	(15,916,278)
Net unrealized appreciation of investments	$224,244,929
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2021.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP Delaware SMID Cap Core Fund–12

LVIP Delaware SMID Cap Core Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$707,714,025	$—	$—	$707,714,025
Money Market Fund	2,168,641	—	—	2,168,641
Total Investments	$709,882,666	$—	$—	$709,882,666
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/21	12/31/20
Shares sold:
Standard Class	272,068	724,381
Service Class	306,399	669,890
Shares reinvested:
Standard Class	1,319,146	629,842
Service Class	828,855	389,859
	2,726,468	2,413,972
Shares redeemed:
Standard Class	(1,126,935)	(1,920,584)
Service Class	(946,765)	(1,654,963)
	(2,073,700)	(3,575,547)
Net increase	652,768	(1,161,575)
5. Line of Credit
Prior to May 1, 2021, the Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a $225,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants were charged an annual commitment fee of 0.15% and an upfront fee of 0.05%, which was allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The Series had no amounts outstanding during the period ending April 30, 2021.
6. Risk Factors
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities.   Restricted securities are valued pursuant to the security valuation procedures noted in Note 1.
The Fund concentrates its investments in the real estate industry and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund is also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more in value than a portfolio that invests in a broader range of industries.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was
LVIP Delaware SMID Cap Core Fund–13

LVIP Delaware SMID Cap Core Fund
Notes to Financial Statements (continued)
 6. Risk Factors (continued)
first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Delaware SMID Cap Core Fund–14

LVIP Delaware SMID Cap Core Fund
Other Fund Information (unaudited)
Approval of Investment Management and Subadvisory Agreements
On September 1-2, 2020, the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things, (i) the approval of the investment management agreement between the Trust and Lincoln Investment Advisors Corporation (“LIAC”), (ii) the approval of the sub-advisory agreement with Delaware Investment Fund Advisers (“Delaware”) and (iii) for certain series, the approval of the sub-sub-advisory agreements between Delaware and certain entities affiliated with Delaware (the sub-sub-advisory agreements collectively with the sub-advisory agreement and the investment management agreement, the “Advisory Agreements”) for seven new series of the Trust (the “Funds”). The Board noted that each Fund was being formed to acquire the assets and liabilities (the “Transaction”) of an existing fund advised by Delaware (each an “Acquired Fund” and collectively the “Acquired Funds”) with the same investment objective(s) and substantially similar principal investment strategies. The Board considered that the Transaction was expected to take place in the second quarter of 2021.
The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) reported that they had reviewed materials provided by LIAC, Lincoln National Life Insurance Company (“Lincoln Life”) and Delaware prior to and during the meeting. Among other information, LIAC, Lincoln Life and Delaware provided information to assist the Independent Trustees in assessing the nature, extent and quality of services to be provided, including a presentation by representatives of Delaware. After reviewing the information received, the Independent Trustees requested supplemental information and LIAC provided materials in response. The Board noted that LIAC and Delaware provided services to other funds in the Trust and that the Board reviewed extensive information provided by LIAC and Delaware in connection with the 2020 contract renewal process. The Board determined that, given the totality of the information provided in connection with the 2020 annual contract renewal process and with respect to the Advisory Agreements, the Board had received sufficient information to approve the Advisory Agreements. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and employees of Lincoln Life, LIAC and Delaware to consider the approval of the Advisory Agreements.
Based upon its review, the Board concluded that it was in the best interests of each Fund that the Advisory Agreements be approved. In considering the approval of the Advisory Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.
Approval of Investment Management Agreement
Nature, Extent and Quality of Services. In considering the approval of the investment management agreement with LIAC, the Board considered the nature, extent and quality of services expected to be provided to the Funds by LIAC, including LIAC personnel and resources and LIAC’s criteria for review of a sub-adviser’s performance. The Board considered LIAC’s rationale for proposing the creation of the Funds and the adoption of the Acquired Funds. The Board reviewed the services to be provided by LIAC in serving as investment adviser, including the backgrounds of the personnel providing the investment management services and compliance staff. The Board also considered that certain Lincoln Life personnel provide services to the other funds in the Trust on behalf of LIAC, and that Lincoln Life was proposed to provide administrative services to the Funds under a separate administration agreement. The Board concluded that the services provided by LIAC were expected to be satisfactory.
Performance. The Board considered that LIAC would not manage the day-to-day investment portfolio of the Funds and would delegate those duties to Delaware. The Board noted the oversight activities to be performed by LIAC, including review of returns on a relative and absolute basis, evaluation of brokerage execution quality and compliance reviews.
Management Fee. The Board reviewed each Fund’s proposed investment management fee schedule and estimated net expense ratio giving effect to the expense limitation that LIAC proposed for the Standard and Service class of each Fund through April 30, 2023, and reviewed information comparing the investment management fee schedule and estimated net expense ratio to the median of a peer group provided by LIAC. The Board considered that each Fund’s management fee was the same as the applicable existing Acquired Fund advised by Delaware.
The Board noted that the proposed investment management fee for the LVIP Delaware Diversified Income Fund was above the median investment management fee of the peer group provided by LIAC. The Board also considered that the Fund’s estimated net expense ratio for Standard class shares, which would be subject to an expense limitation through April 30, 2023, was within range of the median expense ratio of the peer group.
The Board noted that the proposed investment management fee for the LVIP Delaware Limited-Term Diversified Income Fund was above the median investment management fee of the peer group provided by LIAC. The Board also considered that the Fund’s estimated net expense ratio for Standard class shares, which would be subject to an expense limitation through April 30, 2023, was the same as the median expense ratio of the peer group
The Board noted that the proposed investment management fee for the LVIP Delaware REIT Fund was within range of the median investment management fee of the peer group provided by LIAC. The Board also considered that the Fund’s estimated net expense ratio for Standard class shares, which would be subject to an expense limitation through April 30, 2023, was the same as the median expense ratio of the peer group.
LVIP Delaware SMID Cap Core Fund–15

LVIP Delaware SMID Cap Core Fund
Other Fund Information (unaudited) (continued)
Approval of Investment Management Agreement (continued)
The Board noted that the proposed investment management fee for the LVIP Delaware SMID Cap Core Fund was within range of the median investment management fee of the peer group provided by LIAC. The Board also considered that the Fund’s estimated net expense ratio for Standard class shares, which would be subject to an expense limitation through April 30, 2023, was within range of the median expense ratio of the peer group.
The Board noted that the proposed investment management fee for the LVIP Delaware U.S. Growth Fund was below the median investment management fee of the peer group provided by LIAC. The Board also considered that the Fund’s estimated net expense ratio for Standard class shares, which would be subject to an expense limitation through April 30, 2023, was below the median expense ratio of the peer group.
The Board noted that the proposed investment management fee for the LVIP Delaware Value Fund was above the median investment management fee of the peer group provided by LIAC. The Board also considered that the Fund’s estimated net expense ratio for Standard class shares, which would be subject to an expense limitation through April 30, 2023, was within range of the median expense ratio of the peer group.
The Board noted that the proposed investment management fee for the LVIP Delaware High Yield Fund was within range of the median investment management fee of the peer group provided by LIAC. The Board also considered that the Fund’s estimated net expense ratio for Standard class shares, which would be subject to an expense limitation through April 30, 2023, was the same as the median expense ratio of the peer group.
In light of the nature, quality and extent of services to be provided by LIAC, including sub-adviser oversight, the Board concluded that each Fund’s investment management fee was reasonable.
Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Funds grow and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of the Funds’ investors. The Board considered that each Fund had breakpoints in its investment management fee schedule, and that LIAC proposed to implement an expense limitation for each Fund’s Standard and Service class shares through April 30, 2023, and concluded that economies of scale would be appropriately shared with investors.
Profitability. The Board also reviewed the estimated profitability analysis to LIAC with respect to each Fund, and concluded that the estimated profitability of LIAC in connection with the management of each Fund was not unreasonable. The Board also considered that LIAC would bear the costs associated with the Transaction.
Fallout Benefits. Because of its relationship with the Fund, LIAC and its affiliates may receive certain benefits. The Board considered materials provided during the 2020 contract renewal process as to any such benefits to LIAC and its affiliates. Lincoln Life and its affiliated insurance companies (“Lincoln Insurance Companies”) receive 12b-1 fees, which are paid by each Fund’s Service Class shares through Lincoln Financial Distributors, Inc., which is the principal underwriter and distributor for Funds. Lincoln Life serves as the administrator for the Funds for which it is separately compensated. The Board also noted that Lincoln Insurance Companies may be eligible to claim on their tax returns “dividends received deductions” in connection with dividends received from LVIP Funds by the Lincoln Insurance Companies holding the Funds’ shares on behalf of contract holders.
Approval of Subadvisory Agreement
Nature, Extent and Quality of Services. In considering the approval of the sub-advisory agreement between LIAC and Delaware with respect to the Funds, the Board considered the nature, extent and quality of day-to-day investment management services to be provided by Delaware under the sub-advisory agreement. They also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance and regulatory matters. The Board also considered the approval of four sub-sub-advisory agreements between Delaware and four of its affiliates: Macquarie Investment Management Austria Kapitalanlage, Macquarie Investment Management Europe Limited, Macquarie Investment Management Global Limited and Macquarie Investment Management Hong Kong Limited. The Board noted that compensation paid to each sub-subadviser, if any, would be paid by Delaware. The Board concluded that the services to be provided by Delaware and the affiliated sub-subadvisers were expected to be satisfactory.
Performance. With respect to performance, the Board considered that the Funds had not commenced operations. The Board considered the performance of the Acquired Funds and that, at the closing of the Transaction, LIAC anticipates that each Fund will be managed pursuant to substantially similar strategies. The Board reviewed each Acquired Fund’s investment performance over multiple time periods ended June 30, 2020 and the average performance of funds in its respective Morningstar category and benchmark index.
Sub-Advisory Fee and Economies of Scale. The Board reviewed the proposed sub-advisory fee for each Fund and considered that the sub-advisory fee schedule was negotiated between LIAC and Delaware, an unaffiliated third party, and that LIAC would compensate Delaware from its fees. The Board concluded that the proposed subadvisory fee was reasonable.
LVIP Delaware SMID Cap Core Fund–16

LVIP Delaware SMID Cap Core Fund
Other Fund Information (unaudited) (continued)
Approval of Subadvisory Agreement (continued)
Profitability and Fallout Benefits. The Board noted that the proposed sub-advisory fee for each Fund was negotiated between LIAC and Delaware, an unaffiliated third party, and that LIAC would compensate Delaware from its fees. The Board reviewed materials provided by Delaware as to any additional benefits it receives and noted that Delaware indicated that it indirectly benefits from association with the LVIP Funds in the marketplace and its ability to leverage resources.
Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreements for the Funds are fair and reasonable, and that approval of the Advisory Agreements is in the best interests of each Fund.
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions.
The Fund was not operational as of December 31, 2020 and therefore was not included in the Committee’s most recent written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program. The Fund will be included in the next annual report of the Committee, which will cover the period of January 1, 2021 through December 31, 2021.
Please refer to the Fund's prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP Delaware SMID Cap Core Fund–17

LVIP Delaware Social Awareness Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2021

LVIP Delaware Social Awareness Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Delaware Social Awareness Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2021 to June 30, 2021
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021 to June 30, 2021.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/21	Ending Account Value 6/30/21	Annualized Expense Ratio	Expenses Paid During Period 1/1/21 to 6/30/21*
Actual
Standard Class Shares	$1,000.00	$1,144.50	0.43%	$2.29
Service Class Shares	1,000.00	1,142.50	0.78%	4.14
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.70	0.43%	$2.16
Service Class Shares	1,000.00	1,020.90	0.78%	3.91

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Delaware Social Awareness Fund–1

LVIP Delaware Social Awareness Fund
Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)
As of June 30, 2021
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Common Stock	99.59%
Airlines	0.60%
Auto Components	0.54%
Banks	5.27%
Beverages	1.42%
Biotechnology	1.90%
Building Products	1.06%
Capital Markets	3.14%
Chemicals	2.60%
Commercial Services & Supplies	0.48%
Communications Equipment	0.89%
Construction & Engineering	1.42%
Consumer Finance	1.00%
Containers & Packaging	0.67%
Diversified Telecommunication Services	0.82%
Electrical Equipment	1.68%
Entertainment	2.08%
Equity Real Estate Investment Trusts	2.38%
Food & Staples Retailing	0.81%
Food Products	0.62%
Gas Utilities	0.37%
Health Care Equipment & Supplies	3.64%
Health Care Providers & Services	1.05%
Health Care Technology	0.39%
Hotels, Restaurants & Leisure	2.43%
Household Durables	1.38%
Industrial Conglomerates	1.84%
Insurance	1.49%
Interactive Media & Services	7.44%
Internet & Direct Marketing Retail	4.54%
IT Services	3.21%
Life Sciences Tools & Services	1.68%
Machinery	3.23%
Media	1.64%
Metals & Mining	0.38%
Multi-Utilities	0.28%
Oil, Gas & Consumable Fuels	1.75%
Pharmaceuticals	4.14%
Road & Rail	1.88%
Semiconductors & Semiconductor Equipment	3.58%
Software	13.57%
Specialty Retail	3.39%
Technology Hardware, Storage & Peripherals	4.85%
Textiles, Apparel & Luxury Goods	1.50%
Thrifts & Mortgage Finance	0.56%
Security Type/Sector	Percentage of Net Assets
Money Market Fund	0.40%
Total Investments	99.99%
Receivables and Other Assets Net of Liabilities	0.01%
Total Net Assets	100.00%
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
Microsoft	6.06%
Alphabet Class A	5.54%
Apple	4.85%
Amazon.com	4.54%
JPMorgan Chase & Co.	2.02%
Visa Class A	1.91%
Facebook Class A	1.90%
Home Depot	1.82%
Comcast Class A	1.64%
Walt Disney	1.63%
Total	31.91%

IT–Information Technology

LVIP Delaware Social Awareness Fund–2

LVIP Delaware Social Awareness Fund
Statement of Net Assets
June 30, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–99.59%
Airlines–0.60%
†Allegiant Travel	7,914	$ 1,535,316
†Southwest Airlines	68,323	3,627,268
		5,162,584
Auto Components–0.54%
BorgWarner	95,430	4,632,172
		4,632,172
Banks–5.27%
Comerica	49,450	3,527,763
East West Bancorp	111,573	7,998,668
JPMorgan Chase & Co.	110,993	17,263,851
KeyCorp	246,917	5,098,836
US Bancorp	146,853	8,366,216
Webster Financial	52,839	2,818,432
		45,073,766
Beverages–1.42%
PepsiCo	81,950	12,142,531
		12,142,531
Biotechnology–1.90%
†Exact Sciences	47,110	5,856,244
†Neurocrine Biosciences	43,630	4,246,072
†Vertex Pharmaceuticals	30,567	6,163,224
		16,265,540
Building Products–1.06%
Trane Technologies	48,990	9,021,019
		9,021,019
Capital Markets–3.14%
BlackRock	10,879	9,518,799
Intercontinental Exchange	45,572	5,409,396
Raymond James Financial	42,722	5,549,588
State Street	77,116	6,345,104
		26,822,887
Chemicals–2.60%
Corteva	97,078	4,305,409
Dow	67,958	4,300,382
DuPont de Nemours	66,562	5,152,564
Eastman Chemical	32,730	3,821,228
†Linde	16,139	4,665,785
		22,245,368
Commercial Services & Supplies–0.48%
Waste Management	29,505	4,133,946
		4,133,946
Communications Equipment–0.89%
Cisco Systems	144,355	7,650,815
		7,650,815
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Construction & Engineering–1.42%
†Ameresco Class A	51,394	$ 3,223,432
Quanta Services	98,080	8,883,105
		12,106,537
Consumer Finance–1.00%
Capital One Financial	55,245	8,545,849
		8,545,849
Containers & Packaging–0.67%
WestRock	107,207	5,705,557
		5,705,557
Diversified Telecommunication Services–0.82%
AT&T	242,861	6,989,540
		6,989,540
Electrical Equipment–1.68%
Eaton	27,710	4,106,068
Emerson Electric	47,940	4,613,745
†Generac Holdings	8,032	3,334,485
Rockwell Automation	7,953	2,274,717
		14,329,015
Entertainment–2.08%
Activision Blizzard	21,164	2,019,892
†Cinemark Holdings	85,210	1,870,359
†Walt Disney	79,054	13,895,322
		17,785,573
Equity Real Estate Investment Trusts–2.38%
American Tower	30,980	8,368,937
Brixmor Property Group	169,993	3,891,140
Camden Property Trust	35,860	4,757,546
First Industrial Realty Trust	63,590	3,321,306
		20,338,929
Food & Staples Retailing–0.81%
Casey's General Stores	35,625	6,934,050
		6,934,050
Food Products–0.62%
General Mills	87,572	5,335,762
		5,335,762
Gas Utilities–0.37%
South Jersey Industries	120,787	3,132,007
		3,132,007
Health Care Equipment & Supplies–3.64%
Abbott Laboratories	78,260	9,072,682
Becton Dickinson & Co.	25,840	6,284,029
†DexCom	14,250	6,084,750
†Edwards Lifesciences	69,260	7,173,258
LVIP Delaware Social Awareness Fund–3

LVIP Delaware Social Awareness Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†Quidel	19,780	$ 2,534,214
		31,148,933
Health Care Providers & Services–1.05%
Cigna	37,880	8,980,212
		8,980,212
Health Care Technology–0.39%
†Teladoc Health	20,030	3,330,789
		3,330,789
Hotels, Restaurants & Leisure–2.43%
Aramark	154,544	5,756,764
Starbucks	91,963	10,282,383
†Texas Roadhouse	48,808	4,695,330
		20,734,477
Household Durables–1.38%
DR Horton	49,410	4,465,182
†Helen of Troy	14,308	3,263,941
Toll Brothers	69,720	4,030,513
		11,759,636
Industrial Conglomerates–1.84%
Carlisle	18,108	3,465,509
Roper Technologies	26,031	12,239,776
		15,705,285
Insurance–1.49%
Axis Capital Holdings	93,704	4,592,433
Reinsurance Group of America	34,146	3,892,644
Travelers	28,657	4,290,240
		12,775,317
Interactive Media & Services–7.44%
†Alphabet Class A	19,381	47,324,332
†Bumble Class A	657	37,843
†Facebook Class A	46,710	16,241,534
		63,603,709
Internet & Direct Marketing Retail–4.54%
†Amazon.com	11,270	38,770,603
		38,770,603
IT Services–3.21%
Accenture Class A	37,616	11,088,821
Visa Class A	69,944	16,354,306
		27,443,127
Life Sciences Tools & Services–1.68%
†Repligen	22,420	4,475,480
Thermo Fisher Scientific	19,670	9,922,925
		14,398,405
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery–3.23%
Deere & Co.	27,490	$ 9,695,998
†Gates Industrial	135,790	2,453,725
†Ingersoll Rand	43,219	2,109,519
Lincoln Electric Holdings	39,720	5,231,521
Parker-Hannifin	26,397	8,106,783
		27,597,546
Media–1.64%
Comcast Class A	245,670	14,008,103
		14,008,103
Metals & Mining–0.38%
Reliance Steel & Aluminum	21,460	3,238,314
		3,238,314
Multi-Utilities–0.28%
Black Hills	35,854	2,353,098
		2,353,098
Oil, Gas & Consumable Fuels–1.75%
ConocoPhillips	118,947	7,243,872
Diamondback Energy	81,762	7,676,634
		14,920,506
Pharmaceuticals–4.14%
†Catalent	43,250	4,676,190
Johnson & Johnson	81,420	13,413,131
Merck & Co.	108,852	8,465,420
†Organon	10,887	329,441
Pfizer	218,090	8,540,404
		35,424,586
Road & Rail–1.88%
Knight-Swift Transportation Holdings	102,529	4,660,968
†Uber Technologies	39,624	1,985,955
Union Pacific	42,935	9,442,695
		16,089,618
Semiconductors & Semiconductor Equipment–3.58%
Broadcom	19,747	9,416,159
Brooks Automation	24,809	2,363,802
Intel	153,449	8,614,627
Texas Instruments	53,229	10,235,937
		30,630,525
Software–13.57%
†Adobe	23,701	13,880,254
Intuit	14,586	7,149,619
Microsoft	191,351	51,836,986
†PTC	56,640	8,000,966
†salesforce.com	41,869	10,227,340
†ServiceNow	17,594	9,668,783
SS&C Technologies Holdings	102,962	7,419,442

LVIP Delaware Social Awareness Fund–4

LVIP Delaware Social Awareness Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Tyler Technologies	17,210	$ 7,785,288
		115,968,678
Specialty Retail–3.39%
†Five Below	31,393	6,067,325
Home Depot	48,874	15,585,430
Tractor Supply	39,597	7,367,418
		29,020,173
Technology Hardware, Storage & Peripherals–4.85%
Apple	302,909	41,486,417
		41,486,417
Textiles, Apparel & Luxury Goods–1.50%
NIKE Class B	82,840	12,797,952
		12,797,952
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Thrifts & Mortgage Finance–0.56%
Essent Group	106,110	$ 4,769,644
		4,769,644
Total Common Stock (Cost $370,473,153)		851,309,100

MONEY MARKET FUND–0.40%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 0.03%)	3,449,218	3,449,218
Total Money Market Fund (Cost $3,449,218)		3,449,218

TOTAL INVESTMENTS–99.99% (Cost $373,922,371)	854,758,318
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.01%	43,205
NET ASSETS APPLICABLE TO 16,400,081 SHARES OUTSTANDING–100.00%	$854,801,523
NET ASSET VALUE PER SHARE–LVIP DELAWARE SOCIAL AWARENESS FUND STANDARD CLASS ($731,289,063 / 14,012,585 Shares)	$52.188
NET ASSET VALUE PER SHARE–LVIP DELAWARE SOCIAL AWARENESS FUND SERVICE CLASS ($123,512,460 / 2,387,496 Shares)	$51.733
COMPONENTS OF NET ASSETS AT JUNE 30, 2021:
Shares of beneficial interest (unlimited authorization–no par)	$304,094,685
Distributable earnings/(accumulated loss)	550,706,838
TOTAL NET ASSETS	$854,801,523

† Non-income producing.
★ Includes $139,978 payable for fund shares redeemed, $73,413 other accrued expenses payable and $312,333 due to manager and affiliates as of June 30, 2021.

Summary of Abbreviations:
IT–Information Technology
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware Social Awareness Fund–5

LVIP Delaware Social Awareness Fund
Statement of Operations
Six Months Ended June 30, 2021 (unaudited)
INVESTMENT INCOME:
Dividends	$ 5,301,399
EXPENSES:
Management fees	1,502,345
Distribution fees-Service Class	202,715
Shareholder servicing fees	118,383
Accounting and administration expenses	75,873
Professional fees	18,787
Trustees’ fees and expenses	8,766
Reports and statements to shareholders	6,838
Custodian fees	2,030
Consulting fees	1,347
Pricing fees	750
Other	10,269
Total operating expenses	1,948,103
NET INVESTMENT INCOME	3,353,296
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	38,602,248
Net change in unrealized appreciation (depreciation) of investments	68,374,970
NET REALIZED AND UNREALIZED GAIN	106,977,218
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$110,330,514
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware Social Awareness Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/21 (unaudited)	Year Ended 12/31/20
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 3,353,296	$ 7,883,425
Net realized gain	38,602,248	29,628,033
Net change in unrealized appreciation (depreciation)	68,374,970	90,610,826
Net increase in net assets resulting from operations	110,330,514	128,122,284
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(46,303,623)
Service Class	—	(7,225,445)
	—	(53,529,068)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	3,584,466	5,667,787
Service Class	6,983,349	8,653,471
Reinvestment of dividends and distributions:
Standard Class	—	46,303,623
Service Class	—	7,225,445
	10,567,815	67,850,326
Cost of shares redeemed:
Standard Class	(39,821,890)	(75,652,273)
Service Class	(7,781,637)	(18,093,473)
	(47,603,527)	(93,745,746)
Decrease in net assets derived from capital share transactions	(37,035,712)	(25,895,420)
NET INCREASE IN NET ASSETS	73,294,802	48,697,796
NET ASSETS:
Beginning of period	781,506,721	732,808,925
End of period	$854,801,523	$781,506,721
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware Social Awareness Fund–6

LVIP Delaware Social Awareness Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Delaware Social Awareness Fund Standard Class
	Six Months Ended 6/30/21[1] (unaudited)	Year Ended
		12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$ 45.599	$ 41.154	$ 33.401	$ 39.132	$ 36.841	$ 40.028
Income (loss) from investment operations:
Net investment income[2]	0.212	0.480	0.518	0.496	0.507	0.584
Net realized and unrealized gain (loss)	6.377	7.230	10.004	(1.771)	6.612	1.913
Total from investment operations	6.589	7.710	10.522	(1.275)	7.119	2.497
Less dividends and distributions from:
Net investment income	—	(0.533)	(0.799)	(0.503)	(0.489)	(0.573)
Net realized gain	—	(2.732)	(1.970)	(3.953)	(4.339)	(5.111)
Total dividends and distributions	—	(3.265)	(2.769)	(4.456)	(4.828)	(5.684)
Net asset value, end of period	$ 52.188	$ 45.599	$ 41.154	$ 33.401	$ 39.132	$ 36.841
Total return[3]	14.45%	19.69%	31.98%	(4.56%)	20.19%	6.64%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$731,289	$672,678	$632,383	$545,432	$647,337	$599,524
Ratio of expenses to average net assets	0.43%	0.45%	0.46%	0.46%	0.45%	0.44%
Ratio of net investment income to average net assets	0.87%	1.19%	1.34%	1.26%	1.29%	1.51%
Portfolio turnover	7%	10%	12%	13%	25%	27%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware Social Awareness Fund–7

LVIP Delaware Social Awareness Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Delaware Social Awareness Fund Service Class
	Six Months Ended 6/30/21[1] (unaudited)	Year Ended
		12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$ 45.280	$ 40.909	$ 33.230	$ 38.943	$ 36.696	$ 39.901
Income (loss) from investment operations:
Net investment income[2]	0.126	0.336	0.381	0.355	0.367	0.446
Net realized and unrealized gain (loss)	6.327	7.159	9.934	(1.744)	6.572	1.898
Total from investment operations	6.453	7.495	10.315	(1.389)	6.939	2.344
Less dividends and distributions from:
Net investment income	—	(0.392)	(0.666)	(0.371)	(0.353)	(0.438)
Net realized gain	—	(2.732)	(1.970)	(3.953)	(4.339)	(5.111)
Total dividends and distributions	—	(3.124)	(2.636)	(4.324)	(4.692)	(5.549)
Net asset value, end of period	$ 51.733	$ 45.280	$ 40.909	$ 33.230	$ 38.943	$ 36.696
Total return[3]	14.25%	19.27%	31.51%	(4.89%)	19.77%	6.27%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$123,512	$108,828	$100,426	$ 80,171	$ 90,382	$83,506
Ratio of expenses to average net assets	0.78%	0.80%	0.81%	0.81%	0.80%	0.79%
Ratio of net investment income to average net assets	0.52%	0.84%	0.99%	0.91%	0.94%	1.16%
Portfolio turnover	7%	10%	12%	13%	25%	27%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware Social Awareness Fund–8

LVIP Delaware Social Awareness Fund
Notes to Financial Statements
June 30, 2021 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 105 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Delaware Social Awareness Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to maximize long-term capital appreciation (as measured by the change in the value of Fund shares over a period of three years or longer).
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Short-term debt securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2021 and for all open tax years (years ended December 31, 2017-December 31, 2020), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2021, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification
LVIP Delaware Social Awareness Fund–9

LVIP Delaware Social Awareness Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
upon notice of the character of such distributions by the issuer or management estimate.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2021.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.48% of the first $200 million of the Fund’s average daily net assets; 0.40% of the next $200 million; and 0.30% of the Fund’s average daily net assets in excess of $400 million.   The management fee is calculated daily and paid monthly.
Delaware Investments Fund Advisers ("DIFA") (the “Sub-Adviser”), a series of Macquarie Investment Management Business Trust, is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays DIFA a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2021, costs for these administrative and legal services were as follows:
Administrative	$24,254
Legal	3,857
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $2,128 for the six months ended June 30, 2021.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2021, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LIAC	$254,282
Distribution fees payable to LFD	34,880
Printing and mailing fees payable to Lincoln Life	3,040
Shareholder servicing fees payable to Lincoln Life	20,131
The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price.
For the six months ended June 30, 2021, the Fund did not engage in any 17a-7 securities purchases or sales.
LVIP Delaware Social Awareness Fund–10

LVIP Delaware Social Awareness Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2021, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$56,381,417
Sales	88,062,209
At June 30, 2021, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2021, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$373,924,439
Aggregate unrealized appreciation of investments	$485,825,739
Aggregate unrealized depreciation of investments	(4,991,860)
Net unrealized appreciation of investments	$480,833,879
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2021.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$851,309,100	$—	$—	$851,309,100
Money Market Fund	3,449,218	—	—	3,449,218
Total Investments	$854,758,318	$—	$—	$854,758,318
There were no Level 3 investments at the beginning or end of the period.
LVIP Delaware Social Awareness Fund–11

LVIP Delaware Social Awareness Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/21	12/31/20
Shares sold:
Standard Class	72,883	140,645
Service Class	142,797	224,886
Shares reinvested:
Standard Class	—	1,125,013
Service Class	—	177,851
	215,680	1,668,395
Shares redeemed:
Standard Class	(812,452)	(1,879,691)
Service Class	(158,775)	(454,129)
	(971,227)	(2,333,820)
Net decrease	(755,547)	(665,425)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $300,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 16, 2022.
The Fund had no amounts outstanding as of June 30, 2021, or at any time during the period then ended.
6. Risk Factors
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2021. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
The Fund only invests in companies that meet its definition of “socially responsible” and may be subject to certain risks as a result of investing exclusively in socially responsible companies. By avoiding certain companies not considered socially responsible, it could miss out on strong performance from those companies.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Delaware Social Awareness Fund–12

LVIP Delaware Social Awareness Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 8-9, 2021, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2020 through December 31, 2020. During the period covered by the report, there was one liquidity event due to an extended Taiwanese foreign holiday in February 2020 that caused the LVIP SSGA Emerging Markets Equity Index Fund to classify its Taiwanese securities as illiquid for one day, which caused the Fund to exceed the 15% limit on illiquid securities on that day. The LVIP SSGA Emerging Markets Equity Index Fund was under the 15% limitation the following business day, and there was no impact on the Fund ability to timely meet redemptions. There were no additional liquidity events that impacted the Fund or its respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP Delaware Social Awareness Fund–13

LVIP Delaware U.S. Growth Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2021

LVIP Delaware U.S. Growth Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Delaware U.S. Growth Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2021 to June 30, 2021
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”) and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021 to June 30, 2021.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s expenses shown in the table reflect expense reimbursements in effect.
	BeginningAccount Value 1/1/21	Ending Account Value 6/30/21	Annualized Expense Ratio	Expenses Paid During Period 1/1/21 to 6/30/21*
Actual
Standard Class Shares	$1,000.00	$1,056.30	0.73%	$3.72
Service Class Shares	1,000.00	1,054.70	1.03%	5.25
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.20	0.73%	$3.66
Service Class Shares	1,000.00	1,019.70	1.03%	5.16

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Delaware U.S. Growth Fund–1

LVIP Delaware U.S. Growth Fund
Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)
As of June 30, 2021
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Common Stock	99.94%
Automobiles	1.71%
Biotechnology	2.26%
Communications Equipment	0.61%
Consumer Finance	0.35%
Electrical Equipment	0.35%
Entertainment	2.48%
Food & Staples Retailing	1.53%
Health Care Equipment & Supplies	2.97%
Health Care Providers & Services	3.57%
Health Care Technology	1.17%
Hotels, Restaurants & Leisure	1.30%
Household Durables	0.52%
Insurance	0.44%
Interactive Media & Services	11.26%
Internet & Direct Marketing Retail	7.21%
IT Services	8.00%
Life Sciences Tools & Services	2.47%
Media	1.49%
Oil, Gas & Consumable Fuels	0.80%
Pharmaceuticals	2.48%
Road & Rail	1.94%
Semiconductors & Semiconductor Equipment	8.38%
Software	19.31%
Specialty Retail	5.20%
Technology Hardware, Storage & Peripherals	8.90%
Textiles, Apparel & Luxury Goods	2.19%
Tobacco	1.05%
Money Market Fund	0.16%
Total Investments	100.10%
Liabilities Net of Receivables and Other Assets	(0.10%)
Total Net Assets	100.00%
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
Microsoft	9.38%
Apple	7.96%
Amazon.com	6.24%
Alphabet Class A	3.84%
Facebook Class A	2.96%
PayPal Holdings	2.84%
Alphabet Class C	2.80%
Mastercard Class A	2.58%
Visa Class A	2.40%
Adobe	2.38%
Total	43.38%

IT–Information Technology

LVIP Delaware U.S. Growth Fund–2

LVIP Delaware U.S. Growth Fund
Statement of Net Assets
June 30, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–99.94%
Automobiles–1.71%
†Tesla	11,325	$ 7,697,603
		7,697,603
Biotechnology–2.26%
AbbVie	18,609	2,096,118
†Incyte	17,802	1,497,682
†Moderna	18,425	4,329,507
†Regeneron Pharmaceuticals	2,071	1,156,736
†Vertex Pharmaceuticals	5,342	1,077,107
		10,157,150
Communications Equipment–0.61%
Motorola Solutions	12,617	2,735,996
		2,735,996
Consumer Finance–0.35%
†Upstart Holdings	12,660	1,581,234
		1,581,234
Electrical Equipment–0.35%
†Generac Holdings	3,833	1,591,270
		1,591,270
Entertainment–2.48%
†Netflix	17,411	9,196,664
†Take-Two Interactive Software	10,857	1,921,906
		11,118,570
Food & Staples Retailing–1.53%
Costco Wholesale	17,378	6,875,953
		6,875,953
Health Care Equipment & Supplies–2.97%
Abbott Laboratories	46,923	5,439,783
†Hologic	55,254	3,686,547
†Intuitive Surgical	4,585	4,216,550
		13,342,880
Health Care Providers & Services–3.57%
AmerisourceBergen	20,393	2,334,795
Chemed	3,438	1,631,331
McKesson	21,074	4,030,192
†Molina Healthcare	17,230	4,360,224
UnitedHealth Group	9,133	3,657,218
		16,013,760
Health Care Technology–1.17%
†Veeva Systems Class A	16,898	5,254,433
		5,254,433
Hotels, Restaurants & Leisure–1.30%
Starbucks	52,160	5,832,010
		5,832,010
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Household Durables–0.52%
Tempur Sealy International	59,847	$ 2,345,404
		2,345,404
Insurance–0.44%
Axis Capital Holdings	40,204	1,970,398
		1,970,398
Interactive Media & Services–11.26%
†Alphabet Class A	7,063	17,246,363
†Alphabet Class C	5,024	12,591,751
†Facebook Class A	38,252	13,300,603
†Match Group	17,231	2,778,499
†Pinterest Class A	58,938	4,653,155
		50,570,371
Internet & Direct Marketing Retail–7.21%
†Amazon.com	8,148	28,030,423
†Etsy	21,127	4,348,782
		32,379,205
IT Services–8.00%
Mastercard Class A	31,707	11,575,909
†PayPal Holdings	43,684	12,733,012
†Twilio Class A	2,149	847,050
Visa Class A	46,008	10,757,590
		35,913,561
Life Sciences Tools & Services–2.47%
†Avantor	128,730	4,571,202
Thermo Fisher Scientific	12,954	6,534,905
		11,106,107
Media–1.49%
†Charter Communications Class A	9,289	6,701,549
		6,701,549
Oil, Gas & Consumable Fuels–0.80%
†Cheniere Energy	41,323	3,584,357
		3,584,357
Pharmaceuticals–2.48%
Bristol-Myers Squibb	36,590	2,444,944
Eli Lilly & Co.	37,865	8,690,775
		11,135,719
Road & Rail–1.94%
Old Dominion Freight Line	12,542	3,183,160
†Uber Technologies	110,199	5,523,174
		8,706,334
Semiconductors & Semiconductor Equipment–8.38%
†Advanced Micro Devices	53,225	4,999,424
Applied Materials	49,967	7,115,301
Lam Research	8,661	5,635,713
LVIP Delaware U.S. Growth Fund–3

LVIP Delaware U.S. Growth Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
NVIDIA	6,990	$ 5,592,699
QUALCOMM	53,844	7,695,923
Texas Instruments	28,164	5,415,937
†Xilinx	7,987	1,155,240
		37,610,237
Software–19.31%
†Adobe	18,217	10,668,604
CDK Global	40,485	2,011,700
†Crowdstrike Holdings Class A	16,706	4,198,385
†Dropbox Class A	141,847	4,299,383
†Fortinet	16,092	3,832,953
Intuit	4,383	2,148,415
Microsoft	155,523	42,131,181
†Paycom Software	12,252	4,453,234
†ServiceNow	12,401	6,814,969
†Zoom Video Communications Class A	15,867	6,141,005
		86,699,829
Specialty Retail–5.20%
†AutoZone	3,342	4,986,999
Ross Stores	38,803	4,811,572
TJX	78,789	5,311,954
†Ulta Beauty	12,546	4,338,031
Williams-Sonoma	24,552	3,919,727
		23,368,283
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Technology Hardware, Storage & Peripherals–8.90%
Apple	261,119	$ 35,762,858
NetApp	51,116	4,182,311
		39,945,169
Textiles, Apparel & Luxury Goods–2.19%
NIKE Class B	63,724	9,844,721
		9,844,721
Tobacco–1.05%
Altria Group	99,055	4,722,942
		4,722,942
Total Common Stock (Cost $328,466,587)		448,805,045

MONEY MARKET FUND–0.16%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 0.03%)	711,908	711,908
Total Money Market Fund (Cost $711,908)		711,908

TOTAL INVESTMENTS–100.10% (Cost $329,178,495)	449,516,953
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.10%)	(438,551)
NET ASSETS APPLICABLE TO 40,902,900 SHARES OUTSTANDING–100.00%	$449,078,402
NET ASSET VALUE PER SHARE–LVIP DELAWARE U.S. GROWTH FUND STANDARD CLASS ($73,371,330 / 6,319,318 Shares)	$11.611
NET ASSET VALUE PER SHARE–LVIP DELAWARE U.S. GROWTH FUND SERVICE CLASS ($375,707,072 / 34,583,582 Shares)	$10.864
COMPONENTS OF NET ASSETS AT JUNE 30, 2021:
Shares of beneficial interest (unlimited authorization–no par)	$265,699,876
Distributable earnings/(accumulated loss)	183,378,526
TOTAL NET ASSETS	$449,078,402

† Non-income producing.
★ Includes $3,118,526 payable for securities purchased, $274,957 payable for fund shares redeemed, $111,980 other accrued expenses payable and $335,104 due to manager and affiliates as of June 30, 2021.

Summary of Abbreviations:
IT–Information Technology
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware U.S. Growth Fund–4

LVIP Delaware U.S. Growth Fund
Statement of Operations
Six Months Ended June 30, 2021 (unaudited)
INVESTMENT INCOME:
Dividends	$ 845,053
EXPENSES:
Management fees	1,387,694
Distribution fees-Service Class	538,118
Accounting and administration expenses	54,433
Reports and statements to shareholders	28,276
Professional fees	22,116
Shareholder servicing fees	20,625
Trustees’ fees and expenses	9,419
Custodian fees	7,969
Pricing fees	1,963
Consulting fees	1,079
Other	14,667
Total operating expenses	2,086,359
NET INVESTMENT LOSS	(1,241,306)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	92,805,438
Net change in unrealized appreciation (depreciation) of investments	(67,524,326)
NET REALIZED AND UNREALIZED GAIN	25,281,112
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 24,039,806
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware U.S. Growth Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/21 (unaudited)	Year Ended 12/31/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$ (1,241,306)	$ (1,872,043)
Net realized gain	92,805,438	68,094,050
Net change in unrealized appreciation (depreciation)	(67,524,326)	78,590,945
Net increase in net assets resulting from operations	24,039,806	144,812,952
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(14,582,411)	(2,919,568)
Service Class	(80,072,170)	(17,807,060)
	(94,654,581)	(20,726,628)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	4,768,305	5,475,518
Service Class	9,500,551	10,494,368
Reinvestment of dividends and distributions:
Standard Class	14,582,411	2,919,568
Service Class	80,072,170	17,807,060
	108,923,437	36,696,514
Cost of shares redeemed:
Standard Class	(4,147,018)	(11,800,241)
Service Class	(25,095,997)	(81,290,968)
	(29,243,015)	(93,091,209)
Increase (decrease) in net assets derived from capital share transactions	79,680,422	(56,394,695)
NET INCREASE IN NET ASSETS	9,065,647	67,691,629
NET ASSETS:
Beginning of period	440,012,755	372,321,126
End of period	$449,078,402	$440,012,755
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware U.S. Growth Fund–5

LVIP Delaware U.S. Growth Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
		LVIP Delaware U.S. Growth Fund Standard Class
	Six Months Ended 6/30/21[1,2] (unaudited)	Year Ended
		12/31/20 [1]	12/31/19 [1]	12/31/18 [1]	12/31/17 [1]	12/31/16 [1]
Net asset value, beginning of period	$ 13.770	$ 10.150	$ 9.570	$ 11.310	$ 8.910	$ 13.310
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.023)	(0.030)	0.010	0.010	0.010	0.020
Net realized and unrealized gain (loss)	0.813	4.220	2.410	(0.270)	2.490	(0.750)
Total from investment operations	0.790	4.190	2.420	(0.260)	2.500	(0.730)
Less dividends and distributions from:
Net investment income	—	—	—	—	—	(0.080)
Net realized gain	(2.949)	(0.570)	(1.840)	(1.480)	(0.100)	(3.590)
Total dividends and distributions	(2.949)	(0.570)	(1.840)	(1.480)	(0.100)	(3.670)
Net asset value, end of period	$ 11.611	$ 13.770	$ 10.150	$ 9.570	$ 11.310	$ 8.910
Total return[4]	5.63%	44.13%	27.25%	(3.00%)	28.28%	(5.17%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 73,371	$ 68,745	$ 53,322	$ 43,417	$ 46,908	$ 47,773
Ratio of expenses to average net assets	0.73%	0.73%	0.73%	0.73%	0.74%	0.74%
Ratio of net investment income (loss) to average net assets	(0.33%)	(0.23%)	0.13%	0.08%	0.05%	0.22%
Portfolio turnover	63%	54%	33%	40%	25%	22%

[1]	The Fund adopted the accounting and performance history of the Delaware VIP U.S. Growth Series, a former series of Delaware VIP® Trust, as the result of a reorganization on May 1, 2021. Pre-inception information is that of the Delaware VIP U.S. Growth Series.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware U.S. Growth Fund–6

LVIP Delaware U.S. Growth Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
		LVIP Delaware U.S. Growth Fund Service Class
	Six Months Ended 6/30/21[1,2] (unaudited)	Year Ended
		12/31/20 [1]	12/31/19 [1]	12/31/18 [1]	12/31/17 [1]	12/31/16 [1]
Net asset value, beginning of period	$ 13.080	$ 9.700	$ 9.240	$ 11.000	$ 8.680	$ 13.070
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.041)	(0.060)	(0.020)	(0.020)	(0.020)	— [4]
Net realized and unrealized gain (loss)	0.774	4.010	2.320	(0.260)	2.440	(0.750)
Total from investment operations	0.733	3.950	2.300	(0.280)	2.420	(0.750)
Less dividends and distributions from:
Net investment income	—	—	—	—	—	(0.050)
Net realized gain	(2.949)	(0.570)	(1.840)	(1.480)	(0.100)	(3.590)
Total dividends and distributions	(2.949)	(0.570)	(1.840)	(1.480)	(0.100)	(3.640)
Net asset value, end of period	$ 10.864	$ 13.080	$ 9.700	$ 9.240	$ 11.000	$ 8.680
Total return[5]	5.47%	43.69%	26.88%	(3.29%)	28.10%	(5.50%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$375,707	$371,268	$318,999	$285,865	$336,676	$316,194
Ratio of expenses to average net assets	1.03%	1.03%	1.03%	1.01%	0.99%	0.99%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.03%	1.03%	1.03%	1.03%	1.04%	1.04%
Ratio of net investment income (loss) to average net assets	(0.63%)	(0.53%)	(0.17%)	(0.20%)	(0.20%)	(0.03%)
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.63%)	(0.53%)	(0.17%)	(0.22%)	(0.25%)	(0.08%)
Portfolio turnover	63%	54%	33%	40%	25%	22%

[1]	The Fund adopted the accounting and performance history of the Delaware VIP U.S. Growth Series, a former series of Delaware VIP® Trust, as the result of a reorganization on May 1, 2021. Pre-inception information is that of the Delaware VIP U.S. Growth Series.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Amount is less than $0.005 per share.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager and/or distributor. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware U.S. Growth Fund–7

LVIP Delaware U.S. Growth Fund
Notes to Financial Statements
June 30, 2021 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 105 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Delaware U.S. Growth Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a non-diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund has adopted the accounting and performance history of the Delaware VIP U.S. Growth Series, a former series of Delaware VIP® Trust, (the “Predecessor Fund”) as the result of a reorganization in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund on May 1, 2021. The Fund commenced on May 1, 2021. Pre-inception information for Standard Class shares and Service Class shares shown is that of the Predecessor Fund’s Standard Class shares and Service Class shares. The Fund and the Predecessor Fund have substantially similar investment goals and strategies.
The Fund’s investment objective is to seek long-term capital appreciation.
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2021 and for all open tax years (years ended December 31, 2017-December 31, 2020), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2021, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after
LVIP Delaware U.S. Growth Fund–8

LVIP Delaware U.S. Growth Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2021.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.65% of the first $500 million of the Fund's average daily net assets; 0.60% of the next $500 million; 0.55% of the next $1.5 billion; and 0.50% of the Fund's average daily net assets in excess of $2.5 billion.   The management fee is calculated daily and paid monthly.
LIAC has contractually agreed to reimburse the Fund to the extent that the Fund's Operating Expenses exceed 0.73% of the average daily net assets for the Standard Class and 1.03% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue through at least April 30, 2023, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.
LIAC retains the right to receive reimbursements of excess amounts waived or paid by LIAC under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LIAC and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. As of June 30, 2021, no expense reimbursements were subject to recoupment.
Delaware Investments Fund Advisers ("DIFA") (the “Sub-Adviser”), a series of Macquarie Investment Management Business Trust, is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays DIFA a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2021, costs for these administrative and legal services were as follows:
Administrative	$9,540
Legal	6,292
Effective May 1, 2021, Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Prior to May 1, 2021, Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC(Delaware Management Company) provided fund accounting and financial administrative oversight services to the Series. For these services, DIFSC’s fees were calculated daily and paid monthly based on the aggregate daily net assets of all funds within the Delaware Funds® by Macquarie (Delaware Funds) at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds paid a minimum of $4,000, which, in aggregate, was subtracted from the Total Fee. Each fund then paid its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.
LVIP Delaware U.S. Growth Fund–9

LVIP Delaware U.S. Growth Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $4,041 for the six months ended June 30, 2021.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.30% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2021, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LIAC	$231,315
Distribution fees payable to LFD	89,427
Printing and mailing fees payable to Lincoln Life	4,041
Shareholder servicing fees payable to Lincoln Life	10,321
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2021, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$279,807,051
Sales	274,953,600
At June 30, 2021, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2021, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$329,178,495
Aggregate unrealized appreciation of investments	$122,471,067
Aggregate unrealized depreciation of investments	(2,132,609)
Net unrealized appreciation of investments	$120,338,458
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2021.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
LVIP Delaware U.S. Growth Fund–10

LVIP Delaware U.S. Growth Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$448,805,045	$—	$—	$448,805,045
Money Market Fund	711,908	—	—	711,908
Total Investments	$449,516,953	$—	$—	$449,516,953
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/21	12/31/20
Shares sold:
Standard Class	387,520	465,840
Service Class	895,700	1,030,929
Shares reinvested:
Standard Class	1,249,564	319,078
Service Class	7,325,908	2,044,439
	9,858,692	3,860,286
Shares redeemed:
Standard Class	(308,956)	(1,047,020)
Service Class	(2,014,632)	(7,587,096)
	(2,323,588)	(8,634,116)
Net increase	7,535,104	(4,773,830)
5. Line of Credit
Prior to May 1, 2021, the Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a $225,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants were charged an annual commitment fee of 0.15% and an upfront fee of 0.05%, which was allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The Series had no amounts outstanding during the period ending April 30, 2021.
6. Risk Factors
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
LVIP Delaware U.S. Growth Fund–11

LVIP Delaware U.S. Growth Fund
Notes to Financial Statements (continued)
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Delaware U.S. Growth Fund–12

LVIP Delaware U.S. Growth Fund
Other Fund Information (unaudited)
Approval of Investment Management and Subadvisory Agreements
On September 1-2, 2020, the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things, (i) the approval of the investment management agreement between the Trust and Lincoln Investment Advisors Corporation (“LIAC”), (ii) the approval of the sub-advisory agreement with Delaware Investment Fund Advisers (“Delaware”) and (iii) for certain series, the approval of the sub-sub-advisory agreements between Delaware and certain entities affiliated with Delaware (the sub-sub-advisory agreements collectively with the sub-advisory agreement and the investment management agreement, the “Advisory Agreements”) for seven new series of the Trust (the “Funds”). The Board noted that each Fund was being formed to acquire the assets and liabilities (the “Transaction”) of an existing fund advised by Delaware (each an “Acquired Fund” and collectively the “Acquired Funds”) with the same investment objective(s) and substantially similar principal investment strategies. The Board considered that the Transaction was expected to take place in the second quarter of 2021.
The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) reported that they had reviewed materials provided by LIAC, Lincoln National Life Insurance Company (“Lincoln Life”) and Delaware prior to and during the meeting. Among other information, LIAC, Lincoln Life and Delaware provided information to assist the Independent Trustees in assessing the nature, extent and quality of services to be provided, including a presentation by representatives of Delaware. After reviewing the information received, the Independent Trustees requested supplemental information and LIAC provided materials in response. The Board noted that LIAC and Delaware provided services to other funds in the Trust and that the Board reviewed extensive information provided by LIAC and Delaware in connection with the 2020 contract renewal process. The Board determined that, given the totality of the information provided in connection with the 2020 annual contract renewal process and with respect to the Advisory Agreements, the Board had received sufficient information to approve the Advisory Agreements. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and employees of Lincoln Life, LIAC and Delaware to consider the approval of the Advisory Agreements.
Based upon its review, the Board concluded that it was in the best interests of each Fund that the Advisory Agreements be approved. In considering the approval of the Advisory Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.
Approval of Investment Management Agreement
Nature, Extent and Quality of Services. In considering the approval of the investment management agreement with LIAC, the Board considered the nature, extent and quality of services expected to be provided to the Funds by LIAC, including LIAC personnel and resources and LIAC’s criteria for review of a sub-adviser’s performance. The Board considered LIAC’s rationale for proposing the creation of the Funds and the adoption of the Acquired Funds. The Board reviewed the services to be provided by LIAC in serving as investment adviser, including the backgrounds of the personnel providing the investment management services and compliance staff. The Board also considered that certain Lincoln Life personnel provide services to the other funds in the Trust on behalf of LIAC, and that Lincoln Life was proposed to provide administrative services to the Funds under a separate administration agreement. The Board concluded that the services provided by LIAC were expected to be satisfactory.
Performance. The Board considered that LIAC would not manage the day-to-day investment portfolio of the Funds and would delegate those duties to Delaware. The Board noted the oversight activities to be performed by LIAC, including review of returns on a relative and absolute basis, evaluation of brokerage execution quality and compliance reviews.
Management Fee. The Board reviewed each Fund’s proposed investment management fee schedule and estimated net expense ratio giving effect to the expense limitation that LIAC proposed for the Standard and Service class of each Fund through April 30, 2023, and reviewed information comparing the investment management fee schedule and estimated net expense ratio to the median of a peer group provided by LIAC. The Board considered that each Fund’s management fee was the same as the applicable existing Acquired Fund advised by Delaware.
The Board noted that the proposed investment management fee for the LVIP Delaware Diversified Income Fund was above the median investment management fee of the peer group provided by LIAC. The Board also considered that the Fund’s estimated net expense ratio for Standard class shares, which would be subject to an expense limitation through April 30, 2023, was within range of the median expense ratio of the peer group.
The Board noted that the proposed investment management fee for the LVIP Delaware Limited-Term Diversified Income Fund was above the median investment management fee of the peer group provided by LIAC. The Board also considered that the Fund’s estimated net expense ratio for Standard class shares, which would be subject to an expense limitation through April 30, 2023, was the same as the median expense ratio of the peer group
The Board noted that the proposed investment management fee for the LVIP Delaware REIT Fund was within range of the median investment management fee of the peer group provided by LIAC. The Board also considered that the Fund’s estimated net expense ratio for Standard class shares, which would be subject to an expense limitation through April 30, 2023, was the same as the median expense ratio of the peer group.
LVIP Delaware U.S. Growth Fund–13

LVIP Delaware U.S. Growth Fund
Other Fund Information (unaudited) (continued)
Approval of Investment Management Agreement (continued)
The Board noted that the proposed investment management fee for the LVIP Delaware SMID Cap Core Fund was within range of the median investment management fee of the peer group provided by LIAC. The Board also considered that the Fund’s estimated net expense ratio for Standard class shares, which would be subject to an expense limitation through April 30, 2023, was within range of the median expense ratio of the peer group.
The Board noted that the proposed investment management fee for the LVIP Delaware U.S. Growth Fund was below the median investment management fee of the peer group provided by LIAC. The Board also considered that the Fund’s estimated net expense ratio for Standard class shares, which would be subject to an expense limitation through April 30, 2023, was below the median expense ratio of the peer group.
The Board noted that the proposed investment management fee for the LVIP Delaware Value Fund was above the median investment management fee of the peer group provided by LIAC. The Board also considered that the Fund’s estimated net expense ratio for Standard class shares, which would be subject to an expense limitation through April 30, 2023, was within range of the median expense ratio of the peer group.
The Board noted that the proposed investment management fee for the LVIP Delaware High Yield Fund was within range of the median investment management fee of the peer group provided by LIAC. The Board also considered that the Fund’s estimated net expense ratio for Standard class shares, which would be subject to an expense limitation through April 30, 2023, was the same as the median expense ratio of the peer group.
In light of the nature, quality and extent of services to be provided by LIAC, including sub-adviser oversight, the Board concluded that each Fund’s investment management fee was reasonable.
Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Funds grow and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of the Funds’ investors. The Board considered that each Fund had breakpoints in its investment management fee schedule, and that LIAC proposed to implement an expense limitation for each Fund’s Standard and Service class shares through April 30, 2023, and concluded that economies of scale would be appropriately shared with investors.
Profitability. The Board also reviewed the estimated profitability analysis to LIAC with respect to each Fund, and concluded that the estimated profitability of LIAC in connection with the management of each Fund was not unreasonable. The Board also considered that LIAC would bear the costs associated with the Transaction.
Fallout Benefits. Because of its relationship with the Fund, LIAC and its affiliates may receive certain benefits. The Board considered materials provided during the 2020 contract renewal process as to any such benefits to LIAC and its affiliates. Lincoln Life and its affiliated insurance companies (“Lincoln Insurance Companies”) receive 12b-1 fees, which are paid by each Fund’s Service Class shares through Lincoln Financial Distributors, Inc., which is the principal underwriter and distributor for Funds. Lincoln Life serves as the administrator for the Funds for which it is separately compensated. The Board also noted that Lincoln Insurance Companies may be eligible to claim on their tax returns “dividends received deductions” in connection with dividends received from LVIP Funds by the Lincoln Insurance Companies holding the Funds’ shares on behalf of contract holders.
Approval of Subadvisory Agreement
Nature, Extent and Quality of Services. In considering the approval of the sub-advisory agreement between LIAC and Delaware with respect to the Funds, the Board considered the nature, extent and quality of day-to-day investment management services to be provided by Delaware under the sub-advisory agreement. They also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance and regulatory matters. The Board also considered the approval of four sub-sub-advisory agreements between Delaware and four of its affiliates: Macquarie Investment Management Austria Kapitalanlage, Macquarie Investment Management Europe Limited, Macquarie Investment Management Global Limited and Macquarie Investment Management Hong Kong Limited. The Board noted that compensation paid to each sub-subadviser, if any, would be paid by Delaware. The Board concluded that the services to be provided by Delaware and the affiliated sub-subadvisers were expected to be satisfactory.
Performance. With respect to performance, the Board considered that the Funds had not commenced operations. The Board considered the performance of the Acquired Funds and that, at the closing of the Transaction, LIAC anticipates that each Fund will be managed pursuant to substantially similar strategies. The Board reviewed each Acquired Fund’s investment performance over multiple time periods ended June 30, 2020 and the average performance of funds in its respective Morningstar category and benchmark index.
Sub-Advisory Fee and Economies of Scale. The Board reviewed the proposed sub-advisory fee for each Fund and considered that the sub-advisory fee schedule was negotiated between LIAC and Delaware, an unaffiliated third party, and that LIAC would compensate Delaware from its fees. The Board concluded that the proposed subadvisory fee was reasonable.
LVIP Delaware U.S. Growth Fund–14

LVIP Delaware U.S. Growth Fund
Other Fund Information (unaudited) (continued)
Approval of Subadvisory Agreement (continued)
Profitability and Fallout Benefits. The Board noted that the proposed sub-advisory fee for each Fund was negotiated between LIAC and Delaware, an unaffiliated third party, and that LIAC would compensate Delaware from its fees. The Board reviewed materials provided by Delaware as to any additional benefits it receives and noted that Delaware indicated that it indirectly benefits from association with the LVIP Funds in the marketplace and its ability to leverage resources.
Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreements for the Funds are fair and reasonable, and that approval of the Advisory Agreements is in the best interests of each Fund.
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions.
The Fund was not operational as of December 31, 2020 and therefore was not included in the Committee’s most recent written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program. The Fund will be included in the next annual report of the Committee, which will cover the period of January 1, 2021 through December 31, 2021.
Please refer to the Fund's prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP Delaware U.S. Growth Fund–15

LVIP Delaware Value Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2021

LVIP Delaware Value Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Delaware Value Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2021 to June 30, 2021
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”) and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021 to June 30, 2021.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s expenses shown in the table reflect expense reimbursements in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/21	Ending Account Value 6/30/21	Annualized Expense Ratio	Expenses Paid During Period 1/1/21 to 6/30/21*
Actual
Standard Class Shares	$1,000.00	$1,123.60	0.69%	$3.63
Service Class Shares	1,000.00	1,121.80	0.99%	5.21
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.40	0.69%	$3.46
Service Class Shares	1,000.00	1,019.90	0.99%	4.96

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Delaware Value Fund–1

LVIP Delaware Value Fund
Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)
As of June 30, 2021
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Common Stock	98.89%
Aerospace & Defense	6.30%
Banks	5.85%
Chemicals	2.91%
Communications Equipment	6.35%
Consumer Finance	3.16%
Diversified Telecommunication Services	2.95%
Electric Utilities	3.02%
Entertainment	2.99%
Equity Real Estate Investment Trusts	3.15%
Food Products	5.86%
Health Care Providers & Services	8.74%
Industrial Conglomerates	2.92%
Insurance	5.78%
IT Services	5.42%
Machinery	2.97%
Media	3.10%
Multiline Retail	5.81%
Oil, Gas & Consumable Fuels	3.30%
Pharmaceuticals	9.06%
Semiconductors & Semiconductor Equipment	3.23%
Software	3.07%
Specialty Retail	2.95%
Money Market Fund	0.94%
Total Investments	99.83%
Receivables and Other Assets Net of Liabilities	0.17%
Total Net Assets	100.00%
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
ConocoPhillips	3.30%
Broadcom	3.23%
Cisco Systems	3.19%
Northrop Grumman	3.16%
Discover Financial Services	3.16%
Motorola Solutions	3.16%
Equity Residential	3.15%
Merck & Co.	3.15%
Raytheon Technologies	3.14%
Comcast Class A	3.10%
Total	31.74%

IT–Information Technology

LVIP Delaware Value Fund–2

LVIP Delaware Value Fund
Statement of Net Assets
June 30, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–98.89%
Aerospace & Defense–6.30%
Northrop Grumman	72,300	$ 26,275,989
Raytheon Technologies	305,774	26,085,580
		52,361,569
Banks–5.85%
Truist Financial	438,700	24,347,850
US Bancorp	425,700	24,252,129
		48,599,979
Chemicals–2.91%
DuPont de Nemours	311,983	24,150,604
		24,150,604
Communications Equipment–6.35%
Cisco Systems	500,400	26,521,200
Motorola Solutions	120,900	26,217,165
		52,738,365
Consumer Finance–3.16%
Discover Financial Services	221,900	26,248,551
		26,248,551
Diversified Telecommunication Services–2.95%
Verizon Communications	437,100	24,490,713
		24,490,713
Electric Utilities–3.02%
Edison International	434,100	25,099,662
		25,099,662
Entertainment–2.99%
†Walt Disney	141,284	24,833,489
		24,833,489
Equity Real Estate Investment Trusts–3.15%
Equity Residential	340,200	26,195,400
		26,195,400
Food Products–5.86%
Archer-Daniels-Midland	391,700	23,737,020
Conagra Brands	684,404	24,898,617
		48,635,637
Health Care Providers & Services–8.74%
Cardinal Health	413,900	23,629,551
Cigna	102,051	24,193,231
CVS Health	296,800	24,764,992
		72,587,774
Industrial Conglomerates–2.92%
Honeywell International	110,673	24,276,123
		24,276,123
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance–5.78%
American International Group	507,400	$ 24,152,240
MetLife	398,486	23,849,387
		48,001,627
IT Services–5.42%
Cognizant Technology Solutions Class A	299,522	20,744,893
Fidelity National Information Services	171,134	24,244,554
		44,989,447
Machinery–2.97%
Caterpillar	83,127	18,090,929
Dover	43,464	6,545,678
		24,636,607
Media–3.10%
Comcast Class A	451,648	25,752,969
		25,752,969
Multiline Retail–5.81%
Dollar General	118,786	25,704,103
†Dollar Tree	226,500	22,536,750
		48,240,853
Oil, Gas & Consumable Fuels–3.30%
ConocoPhillips	449,952	27,402,077
		27,402,077
Pharmaceuticals–9.06%
Johnson & Johnson	148,800	24,513,312
Merck & Co.	336,500	26,169,605
Viatris	1,717,312	24,540,388
		75,223,305
Semiconductors & Semiconductor Equipment–3.23%
Broadcom	56,300	26,846,092
		26,846,092
Software–3.07%
Oracle	327,000	25,453,680
		25,453,680
Specialty Retail–2.95%
Lowe's	126,500	24,537,205
		24,537,205
Total Common Stock (Cost $518,016,431)		821,301,728

LVIP Delaware Value Fund–3

LVIP Delaware Value Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–0.94%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 0.03%)	7,796,922	$ 7,796,922
Total Money Market Fund (Cost $7,796,922)		7,796,922

TOTAL INVESTMENTS–99.83% (Cost $525,813,353)	829,098,650
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.17%	1,410,296
NET ASSETS APPLICABLE TO 29,269,450 SHARES OUTSTANDING–100.00%	$830,508,946
NET ASSET VALUE PER SHARE–LVIP DELAWARE VALUE FUND STANDARD CLASS ($451,173,828 / 15,886,217 Shares)	$28.400
NET ASSET VALUE PER SHARE–LVIP DELAWARE VALUE FUND SERVICE CLASS ($379,335,118 / 13,383,233 Shares)	$28.344
COMPONENTS OF NET ASSETS AT JUNE 30, 2021:
Shares of beneficial interest (unlimited authorization–no par)	$509,772,265
Distributable earnings/(accumulated loss)	320,736,681
TOTAL NET ASSETS	$830,508,946

† Non-income producing.
★ Includes $7,090 expense reimbursement receivable from Lincoln Investment Advisors Corporation, $606,072 payable for fund shares redeemed, $132,560 other accrued expenses payable and $561,500 due to manager and affiliates as of June 30, 2021.

Summary of Abbreviations:
IT–Information Technology
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware Value Fund–4

LVIP Delaware Value Fund
Statement of Operations
Six Months Ended June 30, 2021 (unaudited)
INVESTMENT INCOME:
Dividends	$ 9,175,600
EXPENSES:
Management fees	2,572,246
Distribution fees-Service Class	563,406
Accounting and administration expenses	87,124
Shareholder servicing fees	41,268
Reports and statements to shareholders	33,973
Professional fees	26,668
Trustees’ fees and expenses	16,920
Custodian fees	11,848
Pricing fees	3,627
Consulting fees	2,076
Other	26,642
3,385,798
Less:
Expenses reimbursed	(12,420)
Total operating expenses	3,373,378
NET INVESTMENT INCOME	5,802,222
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	67,522,424
Net change in unrealized appreciation (depreciation) of investments	21,319,020
NET REALIZED AND UNREALIZED GAIN	88,841,444
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$94,643,666
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware Value Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/21 (unaudited)	Year Ended 12/31/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 5,802,222	$ 14,160,000
Net realized gain	67,522,424	36,605,018
Net change in unrealized appreciation (depreciation)	21,319,020	(52,339,596)
Net increase (decrease) in net assets resulting from operations	94,643,666	(1,574,578)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(55,859,437)	(26,675,996)
Service Class	(46,333,557)	(23,414,377)
	(102,192,994)	(50,090,373)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	9,658,219	16,823,119
Service Class	6,975,046	14,451,854
Reinvestment of dividends and distributions:
Standard Class	55,859,437	26,675,996
Service Class	46,333,557	23,414,377
	118,826,259	81,365,346
Cost of shares redeemed:
Standard Class	(29,049,555)	(38,762,703)
Service Class	(33,350,703)	(49,202,841)
	(62,400,258)	(87,965,544)
Increase (decrease) in net assets derived from capital share transactions	56,426,001	(6,600,198)
NET INCREASE (DECREASE) IN NET ASSETS	48,876,673	(58,265,149)
NET ASSETS:
Beginning of period	781,632,273	839,897,422
End of period	$ 830,508,946	$781,632,273
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware Value Fund–5

LVIP Delaware Value Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
		LVIP Delaware Value Fund Standard Class
	Six Months Ended 6/30/21[1,2] (unaudited)	Year Ended
		12/31/20 [1]	12/31/19 [1]	12/31/18 [1]	12/31/17 [1]	12/31/16 [1]
Net asset value, beginning of period	$ 28.810	$ 31.090	$ 28.310	$ 31.570	$ 29.250	$ 28.640
Income (loss) from investment operations:
Net investment income[3]	0.230	0.550	0.570	0.540	0.480	0.520
Net realized and unrealized gain (loss)	3.303	(0.920)	4.870	(1.290)	3.380	3.390
Total from investment operations	3.533	(0.370)	5.440	(0.750)	3.860	3.910
Less dividends and distributions from:
Net investment income	(0.737)	(0.580)	(0.540)	(0.530)	(0.510)	(0.590)
Net realized gain	(3.206)	(1.330)	(2.120)	(1.980)	(1.030)	(2.710)
Total dividends and distributions	(3.943)	(1.910)	(2.660)	(2.510)	(1.540)	(3.300)
Net asset value, end of period	$ 28.400	$ 28.810	$ 31.090	$ 28.310	$ 31.570	$ 29.250
Total return[4]	12.36%	0.41%	19.97%	(2.73%)	13.80%	14.65%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$451,174	$419,362	$440,587	$388,644	$431,874	$439,265
Ratio of expenses to average net assets	0.69%	0.70%	0.69%	0.69%	0.70%	0.70%
Ratio of net investment income to average net assets	1.56%	2.10%	1.92%	1.77%	1.64%	1.87%
Portfolio turnover	8%	33%	13%	13%	11%	17%

[1]	The Fund adopted the accounting and performance history of the Delaware VIP Value Series, a former series of Delaware VIP® Trust, as the result of a reorganization on May 1, 2021. Pre-inception information is that of the Delaware VIP Value Series.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager and/or distributor. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware Value Fund–6

LVIP Delaware Value Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
		LVIP Delaware Value Fund Service Class
	Six Months Ended 6/30/21[1,2] (unaudited)	Year Ended
		12/31/20 [1]	12/31/19 [1]	12/31/18 [1]	12/31/17 [1]	12/31/16 [1]
Net asset value, beginning of period	$ 28.700	$ 30.950	$ 28.200	$ 31.460	$ 29.150	$ 28.560
Income (loss) from investment operations:
Net investment income[3]	0.185	0.470	0.480	0.450	0.410	0.450
Net realized and unrealized gain (loss)	3.287	(0.900)	4.840	(1.280)	3.370	3.370
Total from investment operations	3.472	(0.430)	5.320	(0.830)	3.780	3.820
Less dividends and distributions from:
Net investment income	(0.622)	(0.490)	(0.450)	(0.450)	(0.440)	(0.520)
Net realized gain	(3.206)	(1.330)	(2.120)	(1.980)	(1.030)	(2.710)
Total dividends and distributions	(3.828)	(1.820)	(2.570)	(2.430)	(1.470)	(3.230)
Net asset value, end of period	$ 28.344	$ 28.700	$ 30.950	$ 28.200	$ 31.460	$ 29.150
Total return[4]	12.18%	0.13%	19.60%	(3.00%)	13.53%	14.32%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$379,335	$362,270	$399,310	$348,946	$372,576	$365,855
Ratio of expenses to average net assets	0.99%	1.00%	0.99%	0.97%	0.95%	0.95%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.99%	1.00%	0.99%	0.99%	1.00%	1.00%
Ratio of net investment income to average net assets	1.26%	1.80%	1.62%	1.49%	1.39%	1.62%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.26%	1.80%	1.62%	1.47%	1.34%	1.57%
Portfolio turnover	8%	33%	13%	13%	11%	17%

[1]	The Fund adopted the accounting and performance history of the Delaware VIP Value Series, a former series of Delaware VIP® Trust, as the result of a reorganization on May 1, 2021. Pre-inception information is that of the Delaware VIP Value Series.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager and/or distributor. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware Value Fund–7

LVIP Delaware Value Fund
Notes to Financial Statements
June 30, 2021 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 105 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Delaware Value Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund has adopted the accounting and performance history of the Delaware VIP Value Series, a former series of Delaware VIP® Trust, (the “Predecessor Fund”) as the result of a reorganization in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund on May 1, 2021. The Fund commenced on May 1, 2021. Pre-inception information for Standard Class shares and Service Class shares shown is that of the Predecessor Fund’s Standard Class shares and Service Class shares. The Fund and the Predecessor Fund have substantially similar investment goals and strategies.
The Fund’s investment objective is to seek long-term capital appreciation..
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2021 and for all open tax years (years ended December 31, 2017-December 31, 2020), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2021, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after
LVIP Delaware Value Fund–8

LVIP Delaware Value Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.65% of the first $500 million of the Fund's average daily net assets; 0.60% of the next $500 million; 0.55% of the next $1.5 billion; and 0.50% of the Fund's average daily net assets in excess of $2.5 billion.   The management fee, net of waivers, is calculated daily and paid monthly.
LIAC has contractually agreed to reimburse the Fund to the extent that the Fund's Operating Expenses exceed 0.69% of the average daily net assets for the Standard Class and 0.99% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue through at least April 30, 2023, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.
LIAC retains the right to receive reimbursements of excess amounts waived or paid by LIAC under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LIAC and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. As of June 30, 2021, no expense reimbursements were subject to recoupment.
Delaware Investments Fund Advisers ("DIFA") (the “Sub-Adviser”), a series of Macquarie Investment Management Business Trust, is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays DIFA a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2021, costs for these administrative and legal services were as follows:
Administrative	$16,912
Legal	11,641
Effective May 1, 2021, Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Prior to May 1, 2021, Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC(Delaware Management Company) provided fund accounting and financial administrative oversight services to the Series. For these services, DIFSC’s fees were calculated daily and paid monthly based on the aggregate daily net assets of all funds within the Delaware Funds® by Macquarie (Delaware Funds) at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds paid a minimum of $4,000, which, in aggregate, was subtracted from the Total Fee. Each fund then paid its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $9,559 for the six months ended June 30, 2021.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The
LVIP Delaware Value Fund–9

LVIP Delaware Value Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.30% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2021, the Fund had liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LIAC	$ 7,090
Management fees payable to LIAC	436,784
Distribution fees payable to LFD	95,039
Printing and mailing fees payable to Lincoln Life	9,559
Shareholder servicing fees payable to Lincoln Life	20,118
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2021, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$70,619,571
Sales	84,750,358
At June 30, 2021, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2021, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$525,813,354
Aggregate unrealized appreciation of investments	$305,461,031
Aggregate unrealized depreciation of investments	(2,175,735)
Net unrealized appreciation of investments	$303,285,296
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2021.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP Delaware Value Fund–10

LVIP Delaware Value Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$821,301,728	$—	$—	$821,301,728
Money Market Fund	7,796,922	—	—	7,796,922
Total Investments	$829,098,650	$—	$—	$829,098,650
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/21	12/31/20
Shares sold:
Standard Class	329,774	671,171
Service Class	239,126	595,436
Shares reinvested:
Standard Class	1,980,831	1,170,000
Service Class	1,645,368	1,028,752
	4,195,099	3,465,359
Shares redeemed:
Standard Class	(981,227)	(1,457,617)
Service Class	(1,125,626)	(1,901,769)
	(2,106,853)	(3,359,386)
Net increase	2,088,246	105,973
5. Line of Credit
Prior to May 1, 2021, the Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a $225,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants were charged an annual commitment fee of 0.15% and an upfront fee of 0.05%, which was allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The Series had no amounts outstanding during the period ending April 30, 2021.
6. Risk Factors
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Delaware Value Fund–11

LVIP Delaware Value Fund
Other Fund Information (unaudited)
Approval of Investment Management and Subadvisory Agreements
On September 1-2, 2020, the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things, (i) the approval of the investment management agreement between the Trust and Lincoln Investment Advisors Corporation (“LIAC”), (ii) the approval of the sub-advisory agreement with Delaware Investment Fund Advisers (“Delaware”) and (iii) for certain series, the approval of the sub-sub-advisory agreements between Delaware and certain entities affiliated with Delaware (the sub-sub-advisory agreements collectively with the sub-advisory agreement and the investment management agreement, the “Advisory Agreements”) for seven new series of the Trust (the “Funds”). The Board noted that each Fund was being formed to acquire the assets and liabilities (the “Transaction”) of an existing fund advised by Delaware (each an “Acquired Fund” and collectively the “Acquired Funds”) with the same investment objective(s) and substantially similar principal investment strategies. The Board considered that the Transaction was expected to take place in the second quarter of 2021.
The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) reported that they had reviewed materials provided by LIAC, Lincoln National Life Insurance Company (“Lincoln Life”) and Delaware prior to and during the meeting. Among other information, LIAC, Lincoln Life and Delaware provided information to assist the Independent Trustees in assessing the nature, extent and quality of services to be provided, including a presentation by representatives of Delaware. After reviewing the information received, the Independent Trustees requested supplemental information and LIAC provided materials in response. The Board noted that LIAC and Delaware provided services to other funds in the Trust and that the Board reviewed extensive information provided by LIAC and Delaware in connection with the 2020 contract renewal process. The Board determined that, given the totality of the information provided in connection with the 2020 annual contract renewal process and with respect to the Advisory Agreements, the Board had received sufficient information to approve the Advisory Agreements. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and employees of Lincoln Life, LIAC and Delaware to consider the approval of the Advisory Agreements.
Based upon its review, the Board concluded that it was in the best interests of each Fund that the Advisory Agreements be approved. In considering the approval of the Advisory Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.
Approval of Investment Management Agreement
Nature, Extent and Quality of Services. In considering the approval of the investment management agreement with LIAC, the Board considered the nature, extent and quality of services expected to be provided to the Funds by LIAC, including LIAC personnel and resources and LIAC’s criteria for review of a sub-adviser’s performance. The Board considered LIAC’s rationale for proposing the creation of the Funds and the adoption of the Acquired Funds. The Board reviewed the services to be provided by LIAC in serving as investment adviser, including the backgrounds of the personnel providing the investment management services and compliance staff. The Board also considered that certain Lincoln Life personnel provide services to the other funds in the Trust on behalf of LIAC, and that Lincoln Life was proposed to provide administrative services to the Funds under a separate administration agreement. The Board concluded that the services provided by LIAC were expected to be satisfactory.
Performance. The Board considered that LIAC would not manage the day-to-day investment portfolio of the Funds and would delegate those duties to Delaware. The Board noted the oversight activities to be performed by LIAC, including review of returns on a relative and absolute basis, evaluation of brokerage execution quality and compliance reviews.
Management Fee. The Board reviewed each Fund’s proposed investment management fee schedule and estimated net expense ratio giving effect to the expense limitation that LIAC proposed for the Standard and Service class of each Fund through April 30, 2023, and reviewed information comparing the investment management fee schedule and estimated net expense ratio to the median of a peer group provided by LIAC. The Board considered that each Fund’s management fee was the same as the applicable existing Acquired Fund advised by Delaware.
The Board noted that the proposed investment management fee for the LVIP Delaware Diversified Income Fund was above the median investment management fee of the peer group provided by LIAC. The Board also considered that the Fund’s estimated net expense ratio for Standard class shares, which would be subject to an expense limitation through April 30, 2023, was within range of the median expense ratio of the peer group.
The Board noted that the proposed investment management fee for the LVIP Delaware Limited-Term Diversified Income Fund was above the median investment management fee of the peer group provided by LIAC. The Board also considered that the Fund’s estimated net expense ratio for Standard class shares, which would be subject to an expense limitation through April 30, 2023, was the same as the median expense ratio of the peer group
The Board noted that the proposed investment management fee for the LVIP Delaware REIT Fund was within range of the median investment management fee of the peer group provided by LIAC. The Board also considered that the Fund’s estimated net expense ratio for Standard class shares, which would be subject to an expense limitation through April 30, 2023, was the same as the median expense ratio of the peer group.
LVIP Delaware Value Fund–12

LVIP Delaware Value Fund
Other Fund Information (unaudited) (continued)
Approval of Investment Management Agreement (continued)
The Board noted that the proposed investment management fee for the LVIP Delaware SMID Cap Core Fund was within range of the median investment management fee of the peer group provided by LIAC. The Board also considered that the Fund’s estimated net expense ratio for Standard class shares, which would be subject to an expense limitation through April 30, 2023, was within range of the median expense ratio of the peer group.
The Board noted that the proposed investment management fee for the LVIP Delaware U.S. Growth Fund was below the median investment management fee of the peer group provided by LIAC. The Board also considered that the Fund’s estimated net expense ratio for Standard class shares, which would be subject to an expense limitation through April 30, 2023, was below the median expense ratio of the peer group.
The Board noted that the proposed investment management fee for the LVIP Delaware Value Fund was above the median investment management fee of the peer group provided by LIAC. The Board also considered that the Fund’s estimated net expense ratio for Standard class shares, which would be subject to an expense limitation through April 30, 2023, was within range of the median expense ratio of the peer group.
The Board noted that the proposed investment management fee for the LVIP Delaware High Yield Fund was within range of the median investment management fee of the peer group provided by LIAC. The Board also considered that the Fund’s estimated net expense ratio for Standard class shares, which would be subject to an expense limitation through April 30, 2023, was the same as the median expense ratio of the peer group.
In light of the nature, quality and extent of services to be provided by LIAC, including sub-adviser oversight, the Board concluded that each Fund’s investment management fee was reasonable.
Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Funds grow and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of the Funds’ investors. The Board considered that each Fund had breakpoints in its investment management fee schedule, and that LIAC proposed to implement an expense limitation for each Fund’s Standard and Service class shares through April 30, 2023, and concluded that economies of scale would be appropriately shared with investors.
Profitability. The Board also reviewed the estimated profitability analysis to LIAC with respect to each Fund, and concluded that the estimated profitability of LIAC in connection with the management of each Fund was not unreasonable. The Board also considered that LIAC would bear the costs associated with the Transaction.
Fallout Benefits. Because of its relationship with the Fund, LIAC and its affiliates may receive certain benefits. The Board considered materials provided during the 2020 contract renewal process as to any such benefits to LIAC and its affiliates. Lincoln Life and its affiliated insurance companies (“Lincoln Insurance Companies”) receive 12b-1 fees, which are paid by each Fund’s Service Class shares through Lincoln Financial Distributors, Inc., which is the principal underwriter and distributor for Funds. Lincoln Life serves as the administrator for the Funds for which it is separately compensated. The Board also noted that Lincoln Insurance Companies may be eligible to claim on their tax returns “dividends received deductions” in connection with dividends received from LVIP Funds by the Lincoln Insurance Companies holding the Funds’ shares on behalf of contract holders.
Approval of Subadvisory Agreement
Nature, Extent and Quality of Services. In considering the approval of the sub-advisory agreement between LIAC and Delaware with respect to the Funds, the Board considered the nature, extent and quality of day-to-day investment management services to be provided by Delaware under the sub-advisory agreement. They also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance and regulatory matters. The Board also considered the approval of four sub-sub-advisory agreements between Delaware and four of its affiliates: Macquarie Investment Management Austria Kapitalanlage, Macquarie Investment Management Europe Limited, Macquarie Investment Management Global Limited and Macquarie Investment Management Hong Kong Limited. The Board noted that compensation paid to each sub-subadviser, if any, would be paid by Delaware. The Board concluded that the services to be provided by Delaware and the affiliated sub-subadvisers were expected to be satisfactory.
Performance. With respect to performance, the Board considered that the Funds had not commenced operations. The Board considered the performance of the Acquired Funds and that, at the closing of the Transaction, LIAC anticipates that each Fund will be managed pursuant to substantially similar strategies. The Board reviewed each Acquired Fund’s investment performance over multiple time periods ended June 30, 2020 and the average performance of funds in its respective Morningstar category and benchmark index.
Sub-Advisory Fee and Economies of Scale. The Board reviewed the proposed sub-advisory fee for each Fund and considered that the sub-advisory fee schedule was negotiated between LIAC and Delaware, an unaffiliated third party, and that LIAC would compensate Delaware from its fees. The Board concluded that the proposed subadvisory fee was reasonable.
LVIP Delaware Value Fund–13

LVIP Delaware Value Fund
Other Fund Information (unaudited) (continued)
Approval of Subadvisory Agreement (continued)
Profitability and Fallout Benefits. The Board noted that the proposed sub-advisory fee for each Fund was negotiated between LIAC and Delaware, an unaffiliated third party, and that LIAC would compensate Delaware from its fees. The Board reviewed materials provided by Delaware as to any additional benefits it receives and noted that Delaware indicated that it indirectly benefits from association with the LVIP Funds in the marketplace and its ability to leverage resources.
Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreements for the Funds are fair and reasonable, and that approval of the Advisory Agreements is in the best interests of each Fund.
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions.
The Fund was not operational as of December 31, 2020 and therefore was not included in the Committee’s most recent written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program. The Fund will be included in the next annual report of the Committee, which will cover the period of January 1, 2021 through December 31, 2021.
Please refer to the Fund's prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP Delaware Value Fund–14

LVIP Delaware Wealth Builder Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2021

LVIP Delaware Wealth Builder Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Delaware Wealth Builder Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2021 to June 30, 2021
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021 to June 30, 2021.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect expense reimbursements in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/21	Ending Account Value 6/30/21	Annualized Expense Ratio	Expenses Paid During Period 1/1/21 to 6/30/21*
Actual
Standard Class Shares	$1,000.00	$1,070.70	0.71%	$3.65
Service Class Shares	1,000.00	1,069.40	0.96%	4.93
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.30	0.71%	$3.56
Service Class Shares	1,000.00	1,020.00	0.96%	4.81

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Delaware Wealth Builder Fund–1

LVIP Delaware Wealth Builder Fund
Security Type/Sector Allocation, Top 10 Equity Holdings and Geography Allocations (unaudited)
As of June 30, 2021
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Common Stock	51.14%
U.S. Markets	43.88%
Aerospace & Defense	1.76%
Air Freight & Logistics	0.00%
Automobiles	0.04%
Banks	1.58%
Biotechnology	0.40%
Capital Markets	1.04%
Chemicals	0.90%
Communications Equipment	1.80%
Consumer Finance	1.03%
Diversified Telecommunication Services	1.20%
Electric Utilities	0.94%
Electronic Equipment, Instruments & Components	0.11%
Entertainment	0.86%
Equity Real Estate Investment Trusts	3.71%
Food Products	1.59%
Health Care Equipment & Supplies	0.25%
Health Care Providers & Services	2.75%
Household Durables	0.12%
Household Products	0.42%
Industrial Conglomerates	0.81%
Insurance	2.07%
Interactive Media & Services	0.42%
Internet & Direct Marketing Retail	0.68%
IT Services	2.14%
Leisure Products	0.19%
Machinery	0.78%
Media	0.86%
Mortgage Real Estate Investment Trusts (REITs)	0.23%
Multiline Retail	1.46%
Oil, Gas & Consumable Fuels	1.43%
Pharmaceuticals	3.25%
Real Estate Management & Development	0.07%
Semiconductors & Semiconductor Equipment	2.51%
Software	2.32%
Specialty Retail	2.33%
Technology Hardware, Storage & Peripherals	1.44%
Textiles, Apparel & Luxury Goods	0.18%
Tobacco	0.21%
Developed Markets	7.26%
Beverages	0.80%
Chemicals	0.40%
Commercial Services & Supplies	0.40%
Diversified Telecommunication Services	0.20%
Food & Staples Retailing	0.78%
Security Type/Sector	Percentage of Net Assets
Food Products	0.88%
Health Care Providers & Services	0.44%
Hotels, Restaurants & Leisure	0.25%
Media	0.28%
Multiline Retail	0.09%
Personal Products	0.27%
Pharmaceuticals	0.89%
Software	0.32%
Specialty Retail	0.19%
Textiles, Apparel & Luxury Goods	0.68%
Tobacco	0.17%
Wireless Telecommunication Services	0.22%
Agency Collateralized Mortgage Obligation	0.00%
Agency Commercial Mortgage-Backed Securities	0.58%
Agency Mortgage-Backed Securities	9.29%
Corporate Bonds	18.75%
Advertising	0.05%
Aerospace & Defense	0.43%
Agriculture	0.17%
Airlines	0.19%
Apparel	0.03%
Auto Manufacturers	0.24%
Banks	3.72%
Beverages	0.23%
Biotechnology	0.35%
Chemicals	0.20%
Commercial Services	0.35%
Computers	0.44%
Distribution/Wholesale	0.05%
Diversified Financial Services	1.04%
Electric	1.99%
Engineering & Construction	0.05%
Entertainment	0.11%
Environmental Control	0.07%
Food	0.12%
Food Service	0.04%
Gas	0.02%
Health Care Products	0.07%
Health Care Services	0.35%
Insurance	0.09%
Internet	0.31%
Investment Company Security	0.02%
Leisure Time	0.15%
Lodging	0.11%
Machinery Construction & Mining	0.23%
Machinery Diversified	0.44%
Media	1.42%
Mining	0.46%

LVIP Delaware Wealth Builder Fund–2

LVIP Delaware Wealth Builder Fund
Security Type/Sector Allocation, Top 10 Equity Holdings and Geography Allocations (unaudited) (continued)
Security Type/Sector	Percentage of Net Assets
Miscellaneous Manufacturing	0.03%
Oil & Gas	0.73%
Oil & Gas Services	0.06%
Packaging & Containers	0.03%
Pharmaceuticals	0.70%
Pipelines	0.82%
Real Estate Investment Trusts	0.46%
Retail	0.32%
Semiconductors	0.33%
Software	0.22%
Telecommunications	1.32%
Transportation	0.04%
Trucking & Leasing	0.13%
Water	0.02%
Municipal Bond	0.01%
Non-Agency Asset-Backed Securities	2.11%
Non-Agency Collateralized Mortgage Obligations	0.04%
Non-Agency Commercial Mortgage-Backed Securities	3.49%
U.S. Treasury Obligations	11.21%
Exchange-Traded Funds	2.08%
Money Market Fund	0.03%
Short-Term Investment	1.66%
Total Investments	100.39%
Liabilities Net of Receivables and Other Assets	(0.39%)
Total Net Assets	100.00%
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
Johnson & Johnson	1.13%
Broadcom	1.10%
Apple	1.07%
Merck & Co.	1.02%
Lowe's	1.01%
Verizon Communications	0.98%
Cisco Systems	0.97%
Microsoft	0.96%
Discover Financial Services	0.92%
MetLife	0.88%
Total	10.04%

Geography	Percentage of Net Assets
Belgium	0.19%
Canada	0.35%
Cayman Islands	1.57%
China	0.04%
Denmark	0.48%
France	1.56%
Germany	1.05%
Ireland	0.35%
Japan	1.28%
Netherlands	0.48%
Spain	0.24%
Sweden	0.70%
Switzerland	1.69%
United Kingdom	1.66%
United States	84.98%
Total	96.62%

IT–Information Technology

LVIP Delaware Wealth Builder Fund–3

LVIP Delaware Wealth Builder Fund
Statement of Net Assets
June 30, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–51.14%
U.S. MARKETS–43.88%
Aerospace & Defense–1.76%
Lockheed Martin	695	$ 262,953
Northrop Grumman	3,700	1,344,691
Raytheon Technologies	14,679	1,252,266
		2,859,910
Air Freight & Logistics–0.00%
United Parcel Service Class B	14	2,912
		2,912
Automobiles–0.04%
†Tesla	98	66,611
		66,611
Banks–1.58%
Truist Financial	22,500	1,248,750
U.S. Bancorp	23,100	1,316,007
		2,564,757
Biotechnology–0.40%
AbbVie	3,174	357,520
Amgen	1,235	301,031
		658,551
Capital Markets–1.04%
Ameriprise Financial	1,291	321,304
Artisan Partners Asset Management Class A	4,517	229,554
BlackRock	419	366,612
Blackstone Group Class A	1,976	191,949
Invesco	10,488	280,344
S&P Global	731	300,039
		1,689,802
Chemicals–0.90%
Dow	4,278	270,712
DuPont de Nemours	15,500	1,199,855
		1,470,567
Communications Equipment–1.80%
Cisco Systems	29,872	1,583,216
Motorola Solutions	6,200	1,344,470
		2,927,686
Consumer Finance–1.03%
Discover Financial Services	12,680	1,499,917
Synchrony Financial	3,666	177,875
		1,677,792
Diversified Telecommunication Services–1.20%
AT&T	12,184	350,655
Verizon Communications	28,588	1,601,786
		1,952,441
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Electric Utilities–0.94%
Edison International	21,500	$ 1,243,130
NRG Energy	6,962	280,568
PPL	137	3,832
		1,527,530
Electronic Equipment, Instruments & Components–0.11%
TE Connectivity	1,333	180,235
		180,235
Entertainment–0.86%
†Take-Two Interactive Software	1,237	218,974
†Walt Disney	6,710	1,179,416
		1,398,390
Equity Real Estate Investment Trusts–3.71%
Agree Realty	353	24,883
Alexandria Real Estate Equities	580	105,525
American Homes 4 Rent Class A	978	37,995
Americold Realty Trust	1,011	38,266
Apartment Income REIT	125	5,929
†Apartment Investment and Management Class A	125	839
AvalonBay Communities	400	83,476
Boston Properties	714	81,817
Brixmor Property Group	2,924	66,930
Camden Property Trust	349	46,302
Care Trust	972	22,580
†Chatham Lodging Trust	821	10,566
Cousins Properties	1,199	44,099
Digital Realty Trust	811	122,023
†DigitalBridge Group	1,724	13,620
Douglas Emmett	466	15,667
Duke Realty	962	45,551
Equinix	337	270,476
Equity LifeStyle Properties	849	63,089
Equity Residential	18,256	1,405,712
Essential Properties Realty Trust	245	6,625
Essex Property Trust	352	105,604
Extra Space Storage	686	112,381
Federal Realty Investment Trust	145	16,990
Four Corners Property Trust	1,356	37,439
Gaming and Leisure Properties	1,180	54,669
Healthcare Trust of America Class A	2,195	58,607
Healthpeak Properties	1,651	54,962
Highwoods Properties	1,076	48,603
†Host Hotels & Resorts	1,137	19,431
LVIP Delaware Wealth Builder Fund–4

LVIP Delaware Wealth Builder Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Equity Real Estate Investment Trusts (continued)
Invitation Homes	2,983	$ 111,236
Iron Mountain	6,775	286,718
Kilroy Realty	678	47,216
Kimco Realty	2,877	59,985
Kite Realty Group Trust	362	7,968
Lexington Realty Trust	4,225	50,489
Life Storage	635	68,167
Medical Properties Trust	8,361	168,056
Mid-America Apartment Communities	141	23,747
National Retail Properties	894	41,911
Omega Healthcare Investors	5,174	187,764
†Outfront Media	408	9,804
Prologis	2,804	335,162
Public Storage	419	125,989
QTS Realty Trust Class A	506	39,114
Realty Income	1,615	107,785
Regency Centers	674	43,183
Retail Opportunity Investments	949	16,759
Sabra Health Care REIT	1,777	32,341
Simon Property Group	3,511	458,115
SITE Centers	3,370	50,752
Spirit Realty Capital	705	33,727
STORE Capital	1,411	48,694
Sun Communities	461	79,015
Terreno Realty	399	25,744
UDR	1,900	93,062
Urban Edge Properties	929	17,744
Ventas	1,102	62,924
VICI Properties	6,927	214,876
Weingarten Realty Investors	768	24,630
Welltower	1,447	120,246
WP Carey	384	28,654
		6,042,233
Food Products–1.59%
Archer-Daniels-Midland	19,300	1,169,580
Conagra Brands	33,900	1,233,282
Kellogg	2,884	185,528
		2,588,390
Health Care Equipment & Supplies–0.25%
Smith & Nephew	18,650	403,102
		403,102
Health Care Providers & Services–2.75%
AmerisourceBergen	2,474	283,248
Cardinal Health	21,300	1,216,017
Cigna	5,100	1,209,057
CVS Health	16,108	1,344,052
Humana	334	147,868
†Molina Healthcare	538	136,146
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Health Care Providers & Services (continued)
UnitedHealth Group	345	$ 138,152
		4,474,540
Household Durables–0.12%
Newell Brands	4,305	118,259
PulteGroup	1,504	82,073
		200,332
Household Products–0.42%
Clorox	1,264	227,406
Colgate-Palmolive	1,753	142,607
Essity Class B	9,320	309,066
		679,079
Industrial Conglomerates–0.81%
Honeywell International	6,022	1,320,926
		1,320,926
Insurance–2.07%
American Financial Group	994	123,972
American International Group	26,700	1,270,920
MetLife	23,979	1,435,143
Principal Financial Group	4,193	264,956
Prudential Financial	2,758	282,612
		3,377,603
Interactive Media & Services–0.42%
†Alphabet Class A	64	156,274
†Alphabet Class C	94	235,594
†Facebook Class A	839	291,729
		683,597
Internet & Direct Marketing Retail–0.68%
†Amazon.com	266	915,083
eBay	2,759	193,709
		1,108,792
IT Services–2.14%
†Amadeus IT Group	5,540	389,676
Cognizant Technology Solutions Class A	17,041	1,180,260
Fidelity National Information Services	8,582	1,215,812
International Business Machines	1,375	201,561
Paychex	2,417	259,344
Western Union	10,139	232,893
		3,479,546
Leisure Products–0.19%
Sturm Ruger	3,432	308,811
		308,811

LVIP Delaware Wealth Builder Fund–5

LVIP Delaware Wealth Builder Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Machinery–0.78%
Caterpillar	4,320	$ 940,161
Dover	2,198	331,019
		1,271,180
Media–0.86%
Comcast Class A	23,247	1,325,544
ViacomCBS Class B	1,511	68,297
		1,393,841
Mortgage Real Estate Investment Trusts (REITs)–0.23%
AGNC Investment	11,397	192,495
Annaly Capital Management	19,809	175,904
		368,399
Multiline Retail–1.46%
Dollar General	5,862	1,268,478
†Dollar Tree	11,100	1,104,450
		2,372,928
Oil, Gas & Consumable Fuels–1.43%
Chevron	699	73,213
ConocoPhillips	23,448	1,427,983
Exxon Mobil	6,706	423,015
Kinder Morgan	14,282	260,361
Williams	5,271	139,945
		2,324,517
Pharmaceuticals–3.25%
Eli Lilly & Co.	564	129,449
Johnson & Johnson	11,143	1,835,698
Merck & Co.	21,398	1,664,123
†Organon	469	14,192
Pfizer	9,408	368,417
Viatris	90,010	1,286,243
		5,298,122
Real Estate Management & Development–0.07%
†eXp World Holdings	3,125	121,156
		121,156
Semiconductors & Semiconductor Equipment–2.51%
Broadcom	3,751	1,788,627
†Enphase Energy	1,546	283,892
Lam Research	541	352,028
†Maxim Integrated Products	3,191	336,204
Monolithic Power Systems	720	268,884
NVIDIA	560	448,056
QUALCOMM	2,267	324,022
†Xilinx	1,967	284,507
		4,086,220
Software–2.32%
†Adobe	723	423,418
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Software (continued)
†Dropbox Class A	9,029	$ 273,669
Microsoft	5,775	1,564,447
Oracle	16,400	1,276,576
†Paycom Software	640	232,621
		3,770,731
Specialty Retail–2.33%
Best Buy	1,273	146,370
Buckle	6,856	341,086
Home Depot	1,579	503,527
L Brands	2,635	189,878
Lowe's	8,444	1,637,883
Ross Stores	2,008	248,992
TJX	4,114	277,366
Tractor Supply	1,672	311,092
†Ulta Beauty	397	137,271
		3,793,465
Technology Hardware, Storage & Peripherals–1.44%
Apple	12,744	1,745,418
HP	8,958	270,442
NetApp	3,913	320,162
		2,336,022
Textiles, Apparel & Luxury Goods–0.18%
NIKE Class B	1,925	297,393
		297,393
Tobacco–0.21%
Philip Morris International	3,437	340,641
		340,641
Total U.S. Markets (Cost $52,934,059)		71,418,750
§DEVELOPED MARKETS–7.26%
Beverages–0.80%
Asahi Group Holdings	5,500	256,992
Diageo	19,060	912,517
Kirin Holdings	6,600	128,679
		1,298,188
Chemicals–0.40%
Air Liquide	3,710	649,576
		649,576
Commercial Services & Supplies–0.40%
Secom	1,700	129,212
Securitas Class B	33,300	525,681
		654,893
Diversified Telecommunication Services–0.20%
Orange	28,990	330,515
		330,515

LVIP Delaware Wealth Builder Fund–6

LVIP Delaware Wealth Builder Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Food & Staples Retailing–0.78%
Koninklijke Ahold Delhaize	17,240	$ 512,489
Lawson	4,400	203,574
Seven & i Holdings	11,600	553,087
		1,269,150
Food Products–0.88%
Danone	9,940	699,756
Nestle	5,810	723,511
		1,423,267
Health Care Providers & Services–0.44%
Fresenius Medical Care & Co.	8,620	715,890
		715,890
Hotels, Restaurants & Leisure–0.25%
†Sodexo	4,430	413,401
		413,401
Media–0.28%
Publicis Groupe	7,020	448,995
		448,995
Multiline Retail–0.09%
†Next	1,290	140,187
		140,187
Personal Products–0.27%
Kao	7,200	442,972
		442,972
Pharmaceuticals–0.89%
Novo Nordisk Class B	9,380	785,848
Roche Holding	1,770	666,775
		1,452,623
Software–0.32%
SAP	3,720	524,202
		524,202
Specialty Retail–0.19%
†Hennes & Mauritz Class B	12,980	307,888
		307,888
Textiles, Apparel & Luxury Goods–0.68%
Adidas	1,240	461,537
Swatch Group	1,860	638,059
		1,099,596
Tobacco–0.17%
Altria Group	5,941	283,267
		283,267
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Wireless Telecommunication Services–0.22%
KDDI	11,600	$ 361,798
		361,798
Total Developed Markets (Cost $10,333,406)		11,816,408
Total Common Stock (Cost $63,267,465)		83,235,158

	Principal Amount°
AGENCY COLLATERALIZED MORTGAGE OBLIGATION–0.00%
•Fannie Mae Grantor Trust Series 2001-T7 A1 7.50% 2/25/41	20	23
Total Agency Collateralized Mortgage Obligations (Cost $19)		23
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.58%
•FREMF Mortgage Trust
Series 2011-K15 B 5.09% 8/25/44	10,000	9,996
Series 2012-K22 B 3.81% 8/25/45	35,000	36,097
Series 2013-K24 B 3.63% 11/25/45	260,000	268,507
Series 2014-K717 B 3.71% 11/25/47	435,000	436,971
Series 2014-K717 C 3.71% 11/25/47	150,000	150,654
Series 2017-K71 B 3.88% 11/25/50	35,000	38,544
Total Agency Commercial Mortgage-Backed Securities (Cost $931,534)		940,769
AGENCY MORTGAGE-BACKED SECURITIES–9.29%
Fannie Mae S.F. 15 yr
2.00% 3/1/36	343,183	355,327
2.50% 7/1/36	197,365	206,600
Fannie Mae S.F. 20 yr
2.00% 3/1/41	157,963	161,261
2.00% 4/1/41	71,103	72,250
2.00% 5/1/41	450,419	458,126
3.00% 3/1/33	198,413	208,954
3.00% 12/1/37	211,209	221,402
3.00% 1/1/38	168,571	176,263
Fannie Mae S.F. 30 yr
2.00% 12/1/50	61,635	62,368
2.00% 1/1/51	60,011	60,653
2.00% 2/1/51	227,820	230,289

LVIP Delaware Wealth Builder Fund–7

LVIP Delaware Wealth Builder Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
2.00% 5/1/51	555,517	$ 561,275
2.50% 1/1/51	202,794	209,946
2.50% 5/1/51	117,416	121,698
3.00% 1/1/47	8,089	8,561
3.00% 7/1/47	699,302	735,159
3.00% 10/1/47	66,395	68,145
3.00% 2/1/48	436,795	464,091
3.00% 3/1/48	204,061	215,712
3.00% 11/1/48	79,129	83,006
3.00% 10/1/49	32,461	33,931
3.00% 3/1/50	7,624	8,071
3.00% 6/1/50	101,927	106,310
3.00% 8/1/50	241,981	252,805
3.00% 9/1/50	92,406	96,406
3.00% 5/1/51	34,922	36,857
3.50% 7/1/47	139,703	150,459
3.50% 2/1/48	556,597	599,419
3.50% 11/1/48	84,653	89,279
3.50% 12/1/49	711,615	768,408
3.50% 1/1/50	186,083	195,923
3.50% 3/1/50	92,344	97,791
4.00% 6/1/48	86,302	94,172
4.50% 6/1/40	8,712	9,672
4.50% 7/1/40	11,267	12,234
4.50% 2/1/41	39,681	43,796
4.50% 8/1/41	22,405	25,006
4.50% 2/1/44	131,929	144,463
4.50% 10/1/45	37,904	41,763
4.50% 5/1/46	49,934	55,539
4.50% 4/1/48	279,284	311,164
4.50% 12/1/48	77,778	83,453
4.50% 1/1/49	248,626	271,927
4.50% 1/1/50	68,977	74,983
5.50% 5/1/44	396,141	458,270
6.00% 6/1/41	81,424	96,451
6.00% 7/1/41	143,732	170,530
Fannie Mae S.F. 30 yr TBA
2.00% 7/1/51	282,000	284,732
2.50% 7/1/51	696,000	719,871
Freddie Mac S.F. 15 yr
1.50% 3/1/36	249,445	253,078
2.00% 12/1/35	258,507	268,074
3.00% 3/1/35	248,142	263,288
Freddie Mac S.F. 20 yr
2.00% 3/1/41	181,368	185,154
2.00% 4/1/41	162,852	166,251
2.50% 6/1/41	658,367	685,155
Freddie Mac S.F. 30 yr
2.50% 10/1/50	392,252	407,926
2.50% 11/1/50	148,219	153,750
2.50% 2/1/51	88,335	92,398
3.00% 8/1/48	93,030	98,649
3.00% 11/1/49	12,154	12,691
3.00% 12/1/49	12,779	13,391
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
3.00% 1/1/50	47,090	$ 49,439
3.50% 11/1/48	724,822	785,321
4.00% 10/1/47	145,512	155,961
4.50% 8/1/48	314,681	342,384
4.50% 12/1/48	679,985	738,947
4.50% 1/1/49	50,131	55,277
4.50% 3/1/49	48,430	52,446
4.50% 4/1/49	62,991	68,980
4.50% 8/1/49	129,201	142,285
5.50% 9/1/41	61,056	70,844
GNMA I S.F. 30 yr 3.00% 3/15/50	41,110	42,771
GNMA II S.F. 30 yr 5.50% 5/20/37	2,724	3,114
Total Agency Mortgage-Backed Securities (Cost $14,796,106)		15,122,345
CORPORATE BONDS–18.75%
Advertising–0.05%
Clear Channel Outdoor Holdings 7.50% 6/1/29	25,000	25,884
Terrier Media Buyer 8.88% 12/15/27	45,000	48,656
		74,540
Aerospace & Defense–0.43%
Lockheed Martin 1.85% 6/15/30	500,000	501,626
Teledyne Technologies
2.25% 4/1/28	75,000	76,364
2.75% 4/1/31	65,000	66,765
TransDigm 6.25% 3/15/26	45,000	47,475
		692,230
Agriculture–0.17%
BAT Capital 2.26% 3/25/28	75,000	74,437
BAT International Finance 1.67% 3/25/26	45,000	44,975
Bunge Limited Finance 1.63% 8/17/25	155,000	156,826
		276,238
Airlines–0.19%
Delta Air Lines 7.38% 1/15/26	110,000	129,067
Mileage Plus Holdings 6.50% 6/20/27	50,000	55,050
Southwest Airlines
5.13% 6/15/27	63,000	74,118
5.25% 5/4/25	15,000	17,114
United Airlines
4.38% 4/15/26	15,000	15,528
4.63% 4/15/29	20,000	20,700
		311,577

LVIP Delaware Wealth Builder Fund–8

LVIP Delaware Wealth Builder Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Apparel–0.03%
Levi Strauss & Co. 3.50% 3/1/31	42,000	$ 41,756
		41,756
Auto Manufacturers–0.24%
Allison Transmission 5.88% 6/1/29	65,000	71,175
Ford Motor 9.00% 4/22/25	40,000	49,315
General Motors Financial
2.35% 1/8/31	20,000	19,734
4.35% 4/9/25	210,000	232,049
5.25% 3/1/26	18,000	20,784
		393,057
Banks–3.72%
μBank of America
1.90% 7/23/31	145,000	140,976
2.09% 6/14/29	195,000	196,578
2.68% 6/19/41	355,000	344,527
Bank of Montreal 1.85% 5/1/25	445,000	459,016
Barclays 5.20% 5/12/26	415,000	473,988
μCredit Suisse Group 3.87% 1/12/29	475,000	523,058
Goldman Sachs Group
μ1.54% 9/10/27	365,000	363,973
2.60% 2/7/30	50,000	51,884
μJPMorgan Chase & Co.
2.58% 4/22/32	225,000	230,926
3.33% 4/22/52	45,000	48,052
4.02% 12/5/24	265,000	286,022
4.60% 2/1/25	60,000	62,178
KeyBank 3.40% 5/20/26	250,000	272,395
Morgan Stanley
μ1.59% 5/4/27	90,000	90,637
μ1.79% 2/13/32	5,000	4,804
μ3.62% 4/1/31	45,000	50,231
5.00% 11/24/25	180,000	207,518
PNC Financial Services Group 2.60% 7/23/26	550,000	586,186
State Street
3.10% 5/15/23	25,000	26,269
3.30% 12/16/24	480,000	522,436
SVB Financial Group 1.80% 2/2/31	30,000	28,696
•Truist Bank 2.64% 9/17/29	522,000	546,581
Truist Financial
μ1.89% 6/7/29	50,000	50,151
•4.95% 9/1/25	65,000	71,402
U.S. Bancorp
3.00% 7/30/29	70,000	75,796
3.10% 4/27/26	65,000	70,657
3.38% 2/5/24	165,000	176,711
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
•Wells Fargo & Co. 3.90% 3/15/26	95,000	$ 98,353
		6,060,001
Beverages–0.23%
Anheuser-Busch InBev Worldwide
3.65% 2/1/26	285,000	314,693
4.50% 6/1/50	55,000	66,934
		381,627
Biotechnology–0.35%
Amgen 2.20% 2/21/27	25,000	25,958
Gilead Sciences 4.15% 3/1/47	410,000	482,770
Regeneron Pharmaceuticals 1.75% 9/15/30	35,000	33,163
Royalty Pharma 1.75% 9/2/27	30,000	29,526
		571,417
Chemicals–0.20%
Avient 5.75% 5/15/25	22,000	23,226
Chemours 5.75% 11/15/28	40,000	42,791
LyondellBasell Industries 4.63% 2/26/55	135,000	162,125
Olin
5.00% 2/1/30	55,000	58,644
5.13% 9/15/27	45,000	46,800
		333,586
Commercial Services–0.35%
Global Payments 2.65% 2/15/25	274,000	288,695
Legends Hospitality Holding 5.00% 2/1/26	30,000	31,275
Nielsen Finance
4.50% 7/15/29	10,000	10,028
4.75% 7/15/31	40,000	40,100
Prime Security Services Borrower 5.75% 4/15/26	60,000	66,280
ServiceInternational/US 4.00% 5/15/31	80,000	81,654
United Rentals North America 3.88% 2/15/31	46,000	46,805
		564,837
Computers–0.44%
Apple 2.05% 9/11/26	435,000	455,275
International Business Machines 3.00% 5/15/24	250,000	266,435
		721,710
Distribution/Wholesale–0.05%
H&E Equipment Services 3.88% 12/15/28	25,000	24,600

LVIP Delaware Wealth Builder Fund–9

LVIP Delaware Wealth Builder Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Distribution/Wholesale (continued)
Univar Solutions 5.13% 12/1/27	55,000	$ 57,819
		82,419
Diversified Financial Services–1.04%
AerCap Ireland Capital 4.45% 4/3/26	325,000	356,919
Air Lease
2.88% 1/15/26	410,000	430,760
3.00% 2/1/30	90,000	91,289
•Charles Schwab 4.00% 6/1/26	35,000	36,487
Jefferies Group
4.15% 1/23/30	475,000	531,933
6.45% 6/8/27	25,000	31,133
6.50% 1/20/43	15,000	20,689
Mastercard
3.30% 3/26/27	135,000	149,328
3.85% 3/26/50	15,000	18,115
VistaJet Malta 10.50% 6/1/24	20,000	21,804
		1,688,457
Electric–1.99%
AEP Texas 3.45% 1/15/50	20,000	20,674
Calpine
5.00% 2/1/31	40,000	39,800
5.25% 6/1/26	27,000	27,776
Duke Energy Indiana
2.75% 4/1/50	125,000	120,974
3.25% 10/1/49	275,000	290,483
Entergy Louisiana 4.95% 1/15/45	20,000	21,928
Entergy Mississippi 2.85% 6/1/28	165,000	176,251
Entergy Texas 3.55% 9/30/49	325,000	345,312
Evergy Kansas Central 3.45% 4/15/50	80,000	87,645
FirstEnergy Transmission 4.55% 4/1/49	25,000	29,322
National Rural Utilities Cooperative Finance 2.85% 1/27/25	330,000	350,673
Nevada Power 3.13% 8/1/50	165,000	170,611
NextEra Energy Capital Holdings
2.90% 4/1/22	145,000	147,896
3.15% 4/1/24	160,000	170,054
NRG Energy 3.63% 2/15/31	95,000	93,357
Pacific Gas and Electric 3.25% 6/1/31	15,000	14,750
PacifiCorp
2.70% 9/15/30	15,000	15,753
3.30% 3/15/51	20,000	21,182
PG&E 5.25% 7/1/30	45,000	45,428
Southern California Edison
4.00% 4/1/47	85,000	89,412
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Southern California Edison (continued)
4.88% 3/1/49	130,000	$ 153,814
Southwestern Electric Power 4.10% 9/15/28	460,000	523,033
Vistra Operations 4.38% 5/1/29	45,000	45,225
WEC Energy Group 1.80% 10/15/30	40,000	38,359
Xcel Energy
2.60% 12/1/29	25,000	25,976
3.50% 12/1/49	160,000	172,666
		3,238,354
Engineering & Construction–0.05%
PowerTeam Services 9.03% 12/4/25	80,000	88,000
		88,000
Entertainment–0.11%
Caesars Entertainment 6.25% 7/1/25	85,000	90,100
Scientific Games International 8.25% 3/15/26	53,000	56,841
Six Flags Entertainment 4.88% 7/31/24	30,000	30,300
		177,241
Environmental Control–0.07%
Covanta Holding 5.88% 7/1/25	60,000	62,022
GFL Environmental 3.75% 8/1/25	15,000	15,413
Madison IAQ 5.88% 6/30/29	35,000	35,612
		113,047
Food–0.12%
JBS USA Finance 6.50% 4/15/29	40,000	44,950
Kraft Heinz Foods 5.20% 7/15/45	25,000	31,036
Post Holdings
5.63% 1/15/28	60,000	63,600
5.75% 3/1/27	55,000	57,544
		197,130
Food Service–0.04%
Aramark Services 5.00% 2/1/28	55,000	57,596
		57,596
Gas–0.02%
NiSource 0.95% 8/15/25	30,000	29,750
		29,750

LVIP Delaware Wealth Builder Fund–10

LVIP Delaware Wealth Builder Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Products–0.07%
Hill-Rom Holdings 4.38% 9/15/27	30,000	$ 31,050
Ortho-Clinical Diagnostics 7.25% 2/1/28	21,000	22,937
Stryker 1.95% 6/15/30	55,000	54,407
		108,394
Health Care Services–0.35%
Centene
3.38% 2/15/30	65,000	67,946
4.63% 12/15/29	65,000	71,485
Community Health Systems
4.75% 2/15/31	25,000	25,094
6.13% 4/1/30	15,000	15,225
6.63% 2/15/25	40,000	42,299
DaVita 4.63% 6/1/30	40,000	41,129
Encompass Health
5.13% 3/15/23	2,000	2,005
5.75% 9/15/25	5,000	5,144
HCA 5.88% 2/15/26	135,000	156,013
New York and Presbyterian Hospital 4.06% 8/1/56	40,000	49,862
Tenet Healthcare
4.25% 6/1/29	45,000	45,562
6.13% 10/1/28	45,000	47,954
		569,718
Insurance–0.09%
HUB International 7.00% 5/1/26	55,000	57,040
USIS 6.88% 5/1/25	85,000	86,065
		143,105
Internet–0.31%
Amazon.com
1.20% 6/3/27	25,000	24,921
1.50% 6/3/30	375,000	366,568
Go Daddy Operating Company 3.50% 3/1/29	45,000	44,707
Netflix 5.88% 11/15/28	55,000	67,509
		503,705
Investment Company Security–0.02%
Hightower Holding 6.75% 4/15/29	30,000	30,600
		30,600
Leisure Time–0.15%
Carnival
5.75% 3/1/27	85,000	89,037
7.63% 3/1/26	61,000	66,261
Royal Caribbean Cruises 5.50% 4/1/28	85,000	89,021
		244,319
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Lodging–0.11%
Hilton Domestic Operating 4.00% 5/1/31	50,000	$ 50,443
MGM Resorts International 4.75% 10/15/28	15,000	15,938
Wyndham Hotels & Resorts 4.38% 8/15/28	114,000	118,356
		184,737
Machinery Construction & Mining–0.23%
Caterpillar
2.60% 4/9/30	240,000	255,813
3.25% 4/9/50	55,000	60,797
Terex 5.00% 5/15/29	50,000	52,125
		368,735
Machinery Diversified–0.44%
Otis Worldwide
2.57% 2/15/30	620,000	642,102
3.11% 2/15/40	60,000	62,014
3.36% 2/15/50	10,000	10,525
		714,641
Media–1.42%
AMC Networks 4.25% 2/15/29	105,000	105,919
CCO Holdings
4.50% 8/15/30	35,000	36,442
4.50% 5/1/32	10,000	10,362
5.13% 5/1/27	40,000	41,956
5.38% 6/1/29	35,000	38,258
Charter Communications Operating 4.40% 12/1/61	80,000	85,959
Comcast
3.20% 7/15/36	105,000	112,652
3.75% 4/1/40	180,000	202,910
CSC Holdings 5.25% 6/1/24	11,000	11,921
Discovery Communications
4.00% 9/15/55	55,000	58,212
4.13% 5/15/29	420,000	470,249
Gray Television 4.75% 10/15/30	105,000	104,636
Sinclair Television Group 5.13% 2/15/27	40,000	40,150
Sirius XM Radio 4.00% 7/15/28	65,000	66,950
Time Warner Cable 7.30% 7/1/38	165,000	240,971
Time Warner Entertainment 8.38% 3/15/23	65,000	73,450
ViacomCBS
4.38% 3/15/43	490,000	566,958
4.95% 1/15/31	30,000	36,160
		2,304,115

LVIP Delaware Wealth Builder Fund–11

LVIP Delaware Wealth Builder Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Mining–0.46%
Freeport-McMoRan 5.45% 3/15/43	50,000	$ 61,116
New Gold 7.50% 7/15/27	45,000	48,825
Newmont
2.25% 10/1/30	95,000	94,741
2.80% 10/1/29	520,000	547,857
		752,539
Miscellaneous Manufacturing–0.03%
Koppers 6.00% 2/15/25	45,000	46,440
		46,440
Oil & Gas–0.73%
Apache
4.75% 4/15/43	28,000	29,112
4.88% 11/15/27	20,000	21,660
Ascent Resources Utica Holdings
5.88% 6/30/29	35,000	35,000
7.00% 11/1/26	15,000	15,693
Chevron 3.90% 11/15/24	55,000	60,338
CNX Resources
6.00% 1/15/29	45,000	48,655
7.25% 3/14/27	20,000	21,431
Marathon Oil 4.40% 7/15/27	520,000	588,959
Murphy Oil 6.38% 7/15/28	75,000	79,076
Occidental Petroleum
3.00% 2/15/27	25,000	24,813
3.40% 4/15/26	25,000	25,562
3.50% 8/15/29	25,000	25,090
6.13% 1/1/31	40,000	47,061
6.45% 9/15/36	20,000	23,912
6.63% 9/1/30	40,000	48,000
PDC Energy 5.75% 5/15/26	50,000	52,234
Southwestern Energy 7.75% 10/1/27	45,000	48,825
		1,195,421
Oil & Gas Services–0.06%
TechnipFMC 6.50% 2/1/26	85,000	91,780
		91,780
Packaging & Containers–0.03%
Intertape Polymer Group 4.38% 6/15/29	50,000	50,702
		50,702
Pharmaceuticals–0.70%
AbbVie
2.95% 11/21/26	30,000	32,249
4.05% 11/21/39	217,000	252,029
Bausch Health 6.25% 2/15/29	65,000	64,288
Bristol-Myers Squibb 2.90% 7/26/24	310,000	330,704
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Cigna
2.40% 3/15/30	35,000	$ 35,706
3.20% 3/15/40	30,000	31,138
CVS Health
3.75% 4/1/30	35,000	39,168
4.30% 3/25/28	237,000	272,291
4.78% 3/25/38	70,000	86,117
		1,143,690
Pipelines–0.82%
Crestwood Midstream Partners 6.00% 2/1/29	45,000	47,137
DCP Midstream Operating 5.13% 5/15/29	65,000	71,825
Energy Transfer Operating
5.25% 4/15/29	140,000	165,364
6.25% 4/15/49	165,000	216,521
EQM Midstream Partners
4.75% 1/15/31	30,000	30,913
6.50% 7/1/27	45,000	50,175
Genesis Energy
7.75% 2/1/28	75,000	77,508
8.00% 1/15/27	45,000	47,278
Kinder Morgan 3.60% 2/15/51	45,000	45,802
MPLX
1.75% 3/1/26	30,000	30,323
4.00% 3/15/28	85,000	94,958
4.13% 3/1/27	105,000	117,327
4.70% 4/15/48	35,000	40,660
5.50% 2/15/49	115,000	148,849
NuStar Logistics 5.63% 4/28/27	70,000	74,962
Targa Resources Partners 5.38% 2/1/27	20,000	20,825
Tennessee Gas Pipeline 2.90% 3/1/30	30,000	31,124
Western Gas Partners 4.75% 8/15/28	20,000	21,600
		1,333,151
Real Estate Investment Trusts–0.46%
American Tower 1.88% 10/15/30	480,000	463,037
Crown Castle International 1.05% 7/15/26	45,000	43,949
CubeSmart 3.00% 2/15/30	35,000	36,666
Iron Mountain 4.50% 2/15/31	75,000	75,938
MGM Growth Properties Operating Partnership 5.75% 2/1/27	110,000	122,388
		741,978
Retail–0.32%
Home Depot 2.70% 4/15/30	270,000	288,680

LVIP Delaware Wealth Builder Fund–12

LVIP Delaware Wealth Builder Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Retail (continued)
L Brands
6.88% 11/1/35	45,000	$ 56,981
6.95% 3/1/33	30,000	36,450
Lowe's Companies
1.70% 10/15/30	40,000	38,345
3.00% 10/15/50	65,000	64,085
Murphy Oil 3.75% 2/15/31	40,000	39,538
		524,079
Semiconductors–0.33%
Broadcom 3.47% 4/15/34	188,000	198,858
NXP
3.25% 5/11/41	65,000	66,831
4.88% 3/1/24	250,000	275,200
		540,889
Software–0.22%
MSCI 3.63% 11/1/31	40,000	41,028
Oracle
2.88% 3/25/31	55,000	57,204
2.95% 4/1/30	65,000	68,472
3.65% 3/25/41	50,000	53,018
SS&C Technologies 5.50% 9/30/27	130,000	137,761
		357,483
Telecommunications–1.32%
AT&T
3.10% 2/1/43	44,000	43,113
3.50% 6/1/41	30,000	31,163
3.50% 9/15/53	85,000	85,397
Consolidated Communications
5.00% 10/1/28	20,000	20,275
6.50% 10/1/28	20,000	21,515
Front Range BidCo 6.13% 3/1/28	90,000	91,912
Frontier Communications 5.88% 10/15/27	40,000	42,850
Level 3 Financing
3.63% 1/15/29	10,000	9,650
4.25% 7/1/28	40,000	40,590
Sprint
7.13% 6/15/24	45,000	51,919
7.88% 9/15/23	54,000	61,348
T-Mobile USA
2.55% 2/15/31	25,000	25,280
2.63% 4/15/26	25,000	25,563
3.00% 2/15/41	170,000	167,904
3.38% 4/15/29	25,000	25,800
3.50% 4/15/25	45,000	48,773
3.50% 4/15/31	15,000	15,518
3.75% 4/15/27	45,000	49,725
Verizon Communications
2.10% 3/22/28	20,000	20,418
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
Verizon Communications (continued)
2.55% 3/21/31	40,000	$ 40,885
3.40% 3/22/41	35,000	37,025
3.55% 3/22/51	35,000	37,393
4.50% 8/10/33	350,000	418,239
4.52% 9/15/48	95,000	117,521
Vodafone Group
4.25% 9/17/50	210,000	245,281
4.88% 6/19/49	230,000	290,089
Zayo Group Holdings 4.00% 3/1/27	90,000	89,381
		2,154,527
Transportation–0.04%
Union Pacific 3.25% 2/5/50	65,000	68,551
		68,551
Trucking & Leasing–0.13%
μAerCap Global Aviation Trust 6.50% 6/15/45	200,000	213,500
		213,500
Water–0.02%
Essential Utilities 2.70% 4/15/30	30,000	31,126
		31,126
Total Corporate Bonds (Cost $29,038,586)		30,512,495
MUNICIPAL BOND–0.01%
South Carolina Public Service Authority Series D 4.77% 12/1/45	10,000	12,552
Total Municipal Bond (Cost $11,227)		12,552
NON-AGENCY ASSET-BACKED SECURITIES–2.11%
•AMMC CLO
Series 2017-21A A 1.43% (LIBOR03M + 1.25%) 11/2/30	100,000	100,003
Series 2018-22A A 1.21% (LIBOR03M + 1.03%) 4/25/31	100,000	99,716
•Apex Credit CLO Series 2018-1A A2 1.21% (LIBOR03M + 1.03%) 4/25/31	100,000	99,384
•Cedar Funding IX CLO Series 2018-9A A1 1.17% (LIBOR03M + 0.98%) 4/20/31	500,000	499,380

LVIP Delaware Wealth Builder Fund–13

LVIP Delaware Wealth Builder Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Cedar Funding VIII CLO Series 2017-8A A1 1.44% (LIBOR03M + 1.25%) 10/17/30	250,000	$ 250,061
•CFIP CLO Series 2017-1A A 1.41% (LIBOR03M + 1.22%) 1/18/30	250,000	249,389
Diamond Infrastructure Funding Series 2021-1A A 1.76% 4/15/49	215,000	213,936
Dominos Pizza 2.66% 4/25/51	350,000	362,142
HOA Funding Series 2014-1A A2 4.85% 8/20/44	43,250	43,002
•Man GLG US CLO Series 2018-1A A1R 1.33% (LIBOR03M + 1.14%) 4/22/30	250,000	249,917
Mercedes-Benz Master Owner Trust Series 2019-BA A 2.61% 5/15/24	100,000	102,069
•OCP CLO Series 2017-13A A1A 1.44% (LIBOR03M + 1.26%) 7/15/30	250,000	250,050
•Octagon Investment Partners 33 Series 2017-1A A1 1.38% (LIBOR03M + 1.19%) 1/20/31	250,000	249,999
•Sound Point CLO XXI Series 2018-3A A1A 1.36% (LIBOR03M + 1.18%) 10/26/31	250,000	249,814
Tesla Auto Lease Trust Series 2021-A A2 0.36% 3/20/25	160,000	160,084
•Towd Point Mortgage Trust Series 2015-5 A1B 2.75% 5/25/55	1,366	1,366
•Venture XXVIII CLO Series 2017-28A A2 1.30% (LIBOR03M + 1.11%) 7/20/30	250,000	249,668
Total Non-Agency Asset-Backed Securities (Cost $3,410,670)		3,429,980
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.04%
•Credit Suisse First Boston Mortgage Securities Series 2005-5 6A3 5.00% 7/25/35	5,110	5,223
•JP Morgan Mortgage Trust Series 2006-S1 1A1 6.00% 4/25/36	8,797	9,073
•JPMorgan Mortgage Trust Series 2014-2 B2 3.42% 6/25/29	52,591	54,532
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•Sequoia Mortgage Trust Series 2015-1 B2 3.89% 1/25/45	7,563	$ 7,627
Total Non-Agency Collateralized Mortgage Obligations (Cost $74,433)		76,455
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–3.49%
BANK
Series 2017-BNK5 A5 3.39% 6/15/60	70,000	77,051
•Series 2017-BNK5 B 3.90% 6/15/60	50,000	54,791
Series 2019-BN20 A3 3.01% 9/15/62	395,000	427,143
Series 2020-BN25 A5 2.65% 1/15/63	800,000	843,274
Benchmark Mortgage Trust
•Series 2019-B10 B 4.18% 3/15/62	225,000	254,766
Series 2020-B20 A5 2.03% 10/15/53	50,000	50,085
Series 2020-B21 A5 1.98% 12/17/53	45,000	44,893
Series 2021-B24 A5 2.58% 3/15/54	47,000	49,236
Cantor Commercial Real Estate Lending Series 2019-CF1 A5 3.79% 5/15/52	155,000	175,011
CD Mortgage Trust
Series 2016-CD2 A3 3.25% 11/10/49	60,000	63,589
Series 2019-CD8 A4 2.91% 8/15/57	400,000	427,356
CFCRE Commercial Mortgage Trust Series 2016-C7 A3 3.84% 12/10/54	95,000	105,496
Citigroup Commercial Mortgage Trust
Series 2014-GC25 A4 3.64% 10/10/47	45,000	48,623
Series 2016-P3 A4 3.33% 4/15/49	145,000	156,869
Series 2019-C7 A4 3.10% 12/15/72	500,000	544,745
Series 2020-555 A 2.65% 12/10/41	100,000	103,000
COMM Mortgage Trust
Series 2013-CR6 AM 3.15% 3/10/46	40,000	41,139
Series 2014-CR19 A5 3.80% 8/10/47	30,000	32,480
Series 2014-CR20 AM 3.94% 11/10/47	85,000	91,597

LVIP Delaware Wealth Builder Fund–14

LVIP Delaware Wealth Builder Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
COMM Mortgage Trust (continued)
Series 2015-3BP A 3.18% 2/10/35	100,000	$ 106,704
Series 2015-CR23 A4 3.50% 5/10/48	35,000	37,992
Commercial Mortgage Pass Through Certificates Series 2016-CR28 A4 3.76% 2/10/49	50,000	55,099
DB-JPM Mortgage Trust Series 2016-C1 A4 3.28% 5/10/49	75,000	80,797
Grace Trust Series 2020-GRCE A 2.35% 12/10/40	200,000	205,494
GS Mortgage Securities Trust
Series 2015-GC32 A4 3.76% 7/10/48	30,000	32,949
Series 2017-GS5 A4 3.67% 3/10/50	65,000	72,232
Series 2019-GC39 A4 3.57% 5/10/52	20,000	22,416
Series 2020-GC47 A5 2.38% 5/12/53	35,000	36,111
JPM-BB Commercial Mortgage Securities Trust
Series 2015-C31 A3 3.80% 8/15/48	200,000	218,375
Series 2015-C33 A4 3.77% 12/15/48	220,000	242,641
JPM-DB Commercial Mortgage Securities Trust
Series 2016-C2 A4 3.14% 6/15/49	75,000	80,312
Series 2017-C7 A5 3.41% 10/15/50	195,000	214,809
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-LC11 B 3.50% 4/15/46	35,000	35,658
Series 2015-JP1 A5 3.91% 1/15/49	30,000	33,255
Series 2016-JP2 AS 3.06% 8/15/49	60,000	62,885
Series 2016-WIKI A 2.80% 10/5/31	20,000	20,000
Series 2016-WIKI B 3.20% 10/5/31	35,000	34,992
•LB-UBS Commercial Mortgage Trust Series 2006-C6 AJ 5.45% 9/15/39	15,958	8,706
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17 A5 3.74% 8/15/47	40,000	42,990
Series 2015-C26 A5 3.53% 10/15/48	35,000	38,048
Series 2016-C29 A4 3.33% 5/15/49	35,000	37,706
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital I Trust
•Series 2006-HQ10 B 5.45% 11/12/41	53,209	$ 51,692
Series 2019-L3 A4 3.13% 11/15/52	100,000	108,712
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS3 A4 3.62% 9/15/57	65,000	71,179
Series 2016-BNK1 A3 2.65% 8/15/49	60,000	63,547
Series 2017-C38 A5 3.45% 7/15/50	70,000	77,217
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $5,460,813)		5,683,662
U.S. TREASURY OBLIGATIONS–11.21%
U.S. Treasury Bonds
1.88% 2/15/41	340,000	332,828
1.88% 2/15/51	15,000	14,316
2.25% 8/15/46	575,000	594,541
4.38% 2/15/38	1,465,000	2,016,607
U.S. Treasury Inflation Indexed Bonds 0.13% 7/15/30	671,638	740,866
U.S. Treasury Notes
0.25% 6/15/24	1,930,000	1,918,239
0.75% 5/31/26	5,000	4,971
0.88% 6/30/26	5,345,000	5,342,495
1.25% 6/30/28	3,335,000	3,340,211
1.63% 5/15/31	3,105,000	3,152,545
^U.S. Treasury Strip Principal 0.00% 5/15/44	1,275,000	787,601
Total U.S. Treasury Obligations (Cost $18,254,956)		18,245,220

	Number of Shares
EXCHANGE-TRADED FUNDS–2.08%
iShares Core MSCI EAFE ETF	2,520	188,647
iShares Core MSCI Emerging Markets ETF	24,530	1,643,265
iShares Global Infrastructure ETF	34,090	1,547,004
Total Exchange-Traded Funds (Cost $3,317,203)		3,378,916

LVIP Delaware Wealth Builder Fund–15

LVIP Delaware Wealth Builder Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–0.03%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.03%)	46,598	$ 46,598
Total Money Market Fund (Cost $46,598)		46,598

	Principal Amount	Value (U.S. $)
SHORT-TERM INVESTMENT—1.66%
DISCOUNTED COMMERCIAL PAPER–1.66%
Colgate-Palmolive 0.04% 7/1/21	2,700,000	$ 2,700,000
		2,700,000
Total Short-Term Investment (Cost $2,700,000)		2,700,000

TOTAL INVESTMENTS–100.39% (Cost $141,309,610)	163,384,173
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.39%)	(628,823)
NET ASSETS APPLICABLE TO 12,575,632 SHARES OUTSTANDING–100.00%	$162,755,350
NET ASSET VALUE PER SHARE–LVIP DELAWARE WEALTH BUILDER FUND STANDARD CLASS ($131,688,002 / 10,168,410 Shares)	$12.951
NET ASSET VALUE PER SHARE–LVIP DELAWARE WEALTH BUILDER FUND SERVICE CLASS ($31,067,348 / 2,407,222 Shares)	$12.906
COMPONENTS OF NET ASSETS AT JUNE 30, 2021:
Shares of beneficial interest (unlimited authorization–no par)	$133,264,272
Distributable earnings/(accumulated loss)	29,491,078
TOTAL NET ASSETS	$162,755,350

† Non-income producing.
§ Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.
° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2021. Rate will reset at a future date.
^ Zero coupon security.
★ Includes $86,575 cash collateral held at broker for futures contracts, $3,134 expense reimbursement receivable from Lincoln Investment Advisors Corporation, $1,376,649 payable for securities purchased, $54,895 payable for fund shares redeemed, $77,276 other accrued expenses payable, $95,409 due to manager and affiliates and $9,516 variation margin due to broker on futures contracts as of June 30, 2021.
LVIP Delaware Wealth Builder Fund–16

LVIP Delaware Wealth Builder Fund
Statement of Net Assets (continued)
The following futures contracts were outstanding at June 30, 2021:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Interest Rate Contracts:
(22)	U.S. Treasury 10 yr Notes	$(2,915,000)	$(2,897,934)	9/21/21	$—	$(17,066)
(9)	U.S. Treasury 10 yr Ultra Notes	(1,324,828)	(1,301,605)	9/21/21	—	(23,223)
Total Futures Contracts					$—	$(40,289)

[1]	See Note 6 in Notes to Financial Statements.
[2]	Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2021.

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:
BB–Barclays Bank
CLO–Collateralized Loan Obligation
DB–Deutsche Bank
EAFE–Europe Australasia Far East
ETF–Exchange-Traded Fund
FREMF–Freddie Mac Multifamily
GNMA–Government National Mortgage Association
GS–Goldman Sachs
IT–Information Technology
JPM–JPMorgan
JPM-BB–JPMorgan Barclays Bank
JPM-DB–JPMorgan Deutsche Bank
LB–Lehman Brothers
LIBOR03M–Intercontinental Exchange London Interbank Offered Rate USD 3 Month
MSCI–Morgan Stanley Capital International
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
S.F.–Single Family
TBA–To be announced
USD–United States Dollar
yr–Year
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware Wealth Builder Fund–17

LVIP Delaware Wealth Builder Fund
Statement of Operations
Six Months Ended June 30, 2021 (unaudited)
INVESTMENT INCOME:
Dividends	$ 1,136,054
Interest	877,875
Foreign taxes withheld	(33,207)
1,980,722
EXPENSES:
Management fees	504,996
Accounting and administration expenses	43,587
Distribution fees-Service Class	38,361
Professional fees	30,135
Pricing fees	26,103
Shareholder servicing fees	23,246
Custodian fees	15,053
Trustees’ fees and expenses	1,780
Reports and statements to shareholders	1,545
Consulting fees	1,160
Other	2,932
688,898
Less:
Expenses reimbursed	(81,413)
Total operating expenses	607,485
NET INVESTMENT INCOME	1,373,237
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	6,753,180
Foreign currencies	(4,985)
Futures contracts	174,313
Net realized gain	6,922,508
Net change in unrealized appreciation (depreciation) of:
Investments	2,742,882
Foreign currencies	(5,978)
Futures contracts	(38,093)
Net change in unrealized appreciation (depreciation)	2,698,811
NET REALIZED AND UNREALIZED GAIN	9,621,319
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$10,994,556
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware Wealth Builder Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/21 (unaudited)	Year Ended 12/31/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 1,373,237	$ 2,996,302
Net realized gain (loss)	6,922,508	(85,707)
Net change in unrealized appreciation (depreciation)	2,698,811	4,924,935
Net increase in net assets resulting from operations	10,994,556	7,835,530
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(3,906,949)
Service Class	—	(832,000)
	—	(4,738,949)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	1,958,773	3,899,526
Service Class	2,796,300	5,709,567
Reinvestment of dividends and distributions:
Standard Class	—	3,906,949
Service Class	—	832,000
	4,755,073	14,348,042
Cost of shares redeemed:
Standard Class	(8,800,498)	(19,264,374)
Service Class	(4,140,496)	(6,389,623)
	(12,940,994)	(25,653,997)
Decrease in net assets derived from capital share transactions	(8,185,921)	(11,305,955)
NET INCREASE (DECREASE) IN NET ASSETS	2,808,635	(8,209,374)
NET ASSETS:
Beginning of period	159,946,715	168,156,089
End of period	$162,755,350	$159,946,715
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware Wealth Builder Fund–18

LVIP Delaware Wealth Builder Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
		LVIP Delaware Wealth Builder Fund Standard Class
	Six Months Ended 6/30/21[1] (unaudited)	Year Ended
		12/31/20	12/31/19	12/31/18	12/31/17 [2]	12/31/16
Net asset value, beginning of period	$ 12.096	$ 11.812	$ 11.016	$ 14.723	$ 14.117	$ 14.874
Income (loss) from investment operations:
Net investment income[3]	0.109	0.226	0.317	0.383	0.315	0.229
Net realized and unrealized gain (loss)	0.746	0.425	1.423	(1.004)	1.406	0.595
Total from investment operations	0.855	0.651	1.740	(0.621)	1.721	0.824
Less dividends and distributions from:
Net investment income	—	(0.233)	(0.345)	(0.366)	(0.340)	(0.246)
Net realized gain	—	(0.134)	(0.599)	(2.720)	(0.775)	(1.335)
Total dividends and distributions	—	(0.367)	(0.944)	(3.086)	(1.115)	(1.581)
Net asset value, end of period	$ 12.951	$ 12.096	$ 11.812	$ 11.016	$ 14.723	$ 14.117
Total return[4]	7.07%	5.62%	15.91%	(5.22%)	12.29%	5.62%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$131,688	$129,610	$138,568	$137,182	$165,071	$169,567
Ratio of expenses to average net assets	0.71%	0.71%	0.71%	0.71%	0.76%	0.73%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.81%	0.83%	0.86%	0.92%	0.91%	0.91%
Ratio of net investment income to average net assets	1.76%	1.99%	2.66%	2.80%	2.11%	1.56%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.66%	1.87%	2.51%	2.58%	1.96%	1.38%
Portfolio turnover	80%	106%	126%	112%	148%	86%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2017, Jackson Square Partners, LLC was removed as a sub-adviser to the Fund.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware Wealth Builder Fund–19

LVIP Delaware Wealth Builder Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
		LVIP Delaware Wealth Builder Fund Service Class
	Six Months Ended 6/30/21[1] (unaudited)	Year Ended
		12/31/20	12/31/19	12/31/18	12/31/17 [2]	12/31/16
Net asset value, beginning of period	$ 12.069	$ 11.788	$ 10.998	$ 14.708	$ 14.105	$ 14.864
Income (loss) from investment operations:
Net investment income[3]	0.094	0.197	0.287	0.346	0.277	0.192
Net realized and unrealized gain (loss)	0.743	0.422	1.418	(0.999)	1.403	0.593
Total from investment operations	0.837	0.619	1.705	(0.653)	1.680	0.785
Less dividends and distributions from:
Net investment income	—	(0.204)	(0.316)	(0.337)	(0.302)	(0.209)
Net realized gain	—	(0.134)	(0.599)	(2.720)	(0.775)	(1.335)
Total dividends and distributions	—	(0.338)	(0.915)	(3.057)	(1.077)	(1.544)
Net asset value, end of period	$ 12.906	$ 12.069	$ 11.788	$ 10.998	$ 14.708	$ 14.105
Total return[4]	6.94%	5.36%	15.61%	(5.46%)	12.01%	5.36%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$31,067	$30,336	$ 29,588	$ 25,269	$ 27,203	$26,492
Ratio of expenses to average net assets	0.96%	0.96%	0.96%	0.96%	1.01%	0.98%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.06%	1.08%	1.11%	1.17%	1.16%	1.16%
Ratio of net investment income to average net assets	1.51%	1.74%	2.41%	2.55%	1.86%	1.31%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.41%	1.62%	2.26%	2.33%	1.71%	1.13%
Portfolio turnover	80%	106%	126%	112%	148%	86%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2017, Jackson Square Partners, LLC was removed as a sub-adviser to the Fund.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware Wealth Builder Fund–20

LVIP Delaware Wealth Builder Fund
Notes to Financial Statements
June 30, 2021 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 105 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Delaware Wealth Builder Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The investment objective of the LVIP Delaware Wealth Builder Fund is to seek to provide a responsible level of income and the potential for capital appreciation.
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities and Exchange-Traded Funds (“ETFs”), except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value.
 Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.
 Short-term debt securities having less than 60 days to maturity are valued using the evaluated mean.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts and options on futures contracts are valued at the daily quoted settlement prices.   Other debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2021 and for all open tax years (years ended December 31, 2017-December 31, 2020), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2021, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
To Be Announced Securities (TBA)–The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund's ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a
LVIP Delaware Wealth Builder Fund–21

LVIP Delaware Wealth Builder Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally separates the portion of realized gains and losses on investments in debt securities resulting from changes in foreign exchange rates from that which is due to changes in market prices of debt securities. Gains or losses attributable to the changes in foreign exchange rates are included in the Statement of Operations under “Net realized gain (loss) on foreign currencies”. For foreign equity securities, these changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends and interest are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.
 Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2021.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, effective , LIAC receives a management fee at an annual rate of 0.63% of the Fund's average daily net assets.   The management fee is calculated daily and paid monthly.
LIAC has contractually agreed to waive its fees and/or reimburse the Fund to the extent that the Fund’s annual operating expenses exceed 0.71% of the Fund’s average daily net assets for the Standard Class and 0.96% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue through at least April 30, 2022, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.
LVIP Delaware Wealth Builder Fund–22

LVIP Delaware Wealth Builder Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
LIAC retains the right to receive reimbursements of excess amounts waived or paid by LIAC under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LIAC and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2021, LIAC has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2022	2023	Total
LIAC	$ 139,418	$ 183,549	$ 322,967
Delaware Investments Fund Advisers ("DIFA") (the “Sub-Adviser”), a series of Macquarie Investment Management Business Trust, is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays DIFA a fee based on the Fund’s average daily net assets. In managing the Fund, DIFA may utilize sub-sub-advisers, Macquarie Investment Management Global Limited (“MIMGL”), Macquarie Investment Management Europe Limited (“MIMEL”), Macquarie Funds Management Hong Kong Limited (“MFMHKL”) and Macquarie Investment Management Austria Kapitalanlage (“MIMAK”), which are affiliates of DIFA. MIMAK is primarily responsible for the day-to-day management of the Fund’s portfolio and determines its asset allocation. A reference to “Sub-Adviser” may also include MIMAK with respect to its role as sub-sub-adviser to the Fund.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2021, costs for these administrative and legal services were as follows:
Administrative	$4,817
Legal	766
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $299 for the six months ended June 30, 2021.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2021, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LIAC	$ 3,134
Management fees payable to LIAC	84,518
Distribution fees payable to LFD	6,415
Printing and mailing fees payable to Lincoln Life	585
Shareholder servicing fees payable to Lincoln Life	3,891
The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price.   Pursuant to these procedures, for the six months ended June 30, 2021, the Fund engaged in securities sales of $233,090, which resulted in net realized gains of $131,150.
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
LVIP Delaware Wealth Builder Fund–23

LVIP Delaware Wealth Builder Fund
Notes to Financial Statements (continued)
3. Investments
For the six months ended June 30, 2021, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases other than U.S. government securities	$37,484,256
Purchases of U.S. government securities	89,343,929
Sales other than U.S. government securities	49,137,375
Sales of U.S. government securities	83,221,594
At June 30, 2021, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2021, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$141,318,124
Aggregate unrealized appreciation of investments and derivatives	$ 22,789,406
Aggregate unrealized depreciation of investments and derivatives	(763,646)
Net unrealized appreciation of investments and derivatives	$ 22,025,760
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2021.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
U.S. Markets
Aerospace & Defense	$ 2,859,910	$ —	$—	$ 2,859,910
Air Freight & Logistics	2,912	—	—	2,912
Automobiles	66,611	—	—	66,611
Banks	2,564,757	—	—	2,564,757
Biotechnology	658,551	—	—	658,551
Capital Markets	1,689,802	—	—	1,689,802
Chemicals	1,470,567	—	—	1,470,567
Communications Equipment	2,927,686	—	—	2,927,686
LVIP Delaware Wealth Builder Fund–24

LVIP Delaware Wealth Builder Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
	Level 1	Level 2	Level 3	Total
Common Stock (continued)
U.S. Markets (continued)
Consumer Finance	$ 1,677,792	$ —	$—	$ 1,677,792
Diversified Telecommunication Services	1,952,441	—	—	1,952,441
Electric Utilities	1,527,530	—	—	1,527,530
Electronic Equipment, Instruments & Components	180,235	—	—	180,235
Entertainment	1,398,390	—	—	1,398,390
Equity Real Estate Investment Trusts	6,042,233	—	—	6,042,233
Food Products	2,588,390	—	—	2,588,390
Health Care Equipment & Supplies	403,102	—	—	403,102
Health Care Providers & Services	4,474,540	—	—	4,474,540
Household Durables	200,332	—	—	200,332
Household Products	679,079	—	—	679,079
Industrial Conglomerates	1,320,926	—	—	1,320,926
Insurance	3,377,603	—	—	3,377,603
Interactive Media & Services	683,597	—	—	683,597
Internet & Direct Marketing Retail	1,108,792	—	—	1,108,792
IT Services	3,479,546	—	—	3,479,546
Leisure Products	308,811	—	—	308,811
Machinery	1,271,180	—	—	1,271,180
Media	1,393,841	—	—	1,393,841
Mortgage Real Estate Investment Trusts (REITs)	368,399	—	—	368,399
Multiline Retail	2,372,928	—	—	2,372,928
Oil, Gas & Consumable Fuels	2,324,517	—	—	2,324,517
Pharmaceuticals	5,298,122	—	—	5,298,122
Real Estate Management & Development	121,156	—	—	121,156
Semiconductors & Semiconductor Equipment	4,086,220	—	—	4,086,220
Software	3,770,731	—	—	3,770,731
Specialty Retail	3,793,465	—	—	3,793,465
Technology Hardware, Storage & Peripherals	2,336,022	—	—	2,336,022
Textiles, Apparel & Luxury Goods	297,393	—	—	297,393
Tobacco	340,641	—	—	340,641
Developed Markets
Beverages	1,298,188	—	—	1,298,188
Chemicals	649,576	—	—	649,576
Commercial Services & Supplies	654,893	—	—	654,893
Diversified Telecommunication Services	330,515	—	—	330,515
Food & Staples Retailing	1,269,150	—	—	1,269,150
Food Products	1,423,267	—	—	1,423,267
Health Care Providers & Services	715,890	—	—	715,890
Hotels, Restaurants & Leisure	413,401	—	—	413,401
Media	448,995	—	—	448,995
Multiline Retail	140,187	—	—	140,187
Personal Products	442,972	—	—	442,972
Pharmaceuticals	1,452,623	—	—	1,452,623
Software	524,202	—	—	524,202
Specialty Retail	307,888	—	—	307,888
Textiles, Apparel & Luxury Goods	1,099,596	—	—	1,099,596
Tobacco	283,267	—	—	283,267
Wireless Telecommunication Services	361,798	—	—	361,798
Agency Collateralized Mortgage Obligation	—	23	—	23
Agency Commercial Mortgage-Backed Securities	—	940,769	—	940,769
Agency Mortgage-Backed Securities	—	15,122,345	—	15,122,345
Corporate Bonds	—	30,512,495	—	30,512,495
Municipal Bond	—	12,552	—	12,552
Non-Agency Asset-Backed Securities	—	3,429,980	—	3,429,980
Non-Agency Collateralized Mortgage Obligations	—	76,455	—	76,455
Non-Agency Commercial Mortgage-Backed Securities	—	5,683,662	—	5,683,662
LVIP Delaware Wealth Builder Fund–25

LVIP Delaware Wealth Builder Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$ —	$18,245,220	$—	$ 18,245,220
Exchange-Traded Funds	3,378,916	—	—	3,378,916
Money Market Fund	46,598	—	—	46,598
Short-Term Investment	—	2,700,000	—	2,700,000
Total Investments	$86,660,672	$76,723,501	$—	$163,384,173
Derivatives:

Liabilities:
Futures Contracts	$(40,289)	$—	$—	$(40,289)
During the six months ended June 30, 2021, there were no material transfers to or from Level 3 investments.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/21	12/31/20
Shares sold:
Standard Class	156,662	343,081
Service Class	224,611	501,539
Shares reinvested:
Standard Class	—	331,676
Service Class	—	70,915
	381,273	1,247,211
Shares redeemed:
Standard Class	(703,525)	(1,691,068)
Service Class	(330,978)	(568,819)
	(1,034,503)	(2,259,887)
Net decrease	(653,230)	(1,012,676)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $300,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 16, 2022.
The Fund had no amounts outstanding as of June 30, 2021, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the
LVIP Delaware Wealth Builder Fund–26

LVIP Delaware Wealth Builder Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.   At June 30, 2021, the Fund posted $84,000 cash collateral for futures contracts.
During the six months ended June 30, 2021, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.
Fair values of derivative instruments as of June 30, 2021 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Interest rate contracts)	Liabilities net of receivables and other assets	$—	Liabilities net of receivables and other assets	$(40,289)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2021 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Interest rate contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$174,313	$(38,093)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2021.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$—	$4,729,690
In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.
At June 30, 2021, the Fund had no assets and liabilities subject to offsetting provisions.
7. Risk Factors
When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.
LVIP Delaware Wealth Builder Fund–27

LVIP Delaware Wealth Builder Fund
Notes to Financial Statements (continued)
 7. Risk Factors (continued)
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.
The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s Financial Services LLC or Ba or lower by Moody’s Investor Services Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2021. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
The Fund invests in fixed income securities whose values are derived from an underlying pool of mortgages or consumer loans. The values of these securities are sensitive to changes in economic conditions, including delinquencies and defaults, and may be adversely affected by changes in interest rates and shifts in the market’s perception of issuers. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (“CMOs”). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive, not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on a CMO’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities, even if the securities are rated in the highest rating categories.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities.   Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
LVIP Delaware Wealth Builder Fund–28

LVIP Delaware Wealth Builder Fund
Notes to Financial Statements (continued)
9. Recent Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) - Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying this ASU.
10. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Delaware Wealth Builder Fund–29

LVIP Delaware Wealth Builder Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund’s investment adviser. The Fund’s Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program’s principal objectives include supporting the Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund’s liquidity and the periodic classification and re-classification of the Fund’s investments into groupings that reflect the Committee’s assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 2-3, 2020, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of December 1, 2018 through December 31, 2019. During the period covered by the report, there were no liquidity events that impacted the Fund or its respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund’s liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP Delaware Wealth Builder Fund–30

LVIP Dimensional International Equity Managed Volatility Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2021

LVIP Dimensional International Equity Managed Volatility Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Dimensional International Equity Managed Volatility Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2021 to June 30, 2021
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021 to June 30, 2021.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/21	Ending Account Value 6/30/21	Annualized Expense Ratio	Expenses Paid During Period 1/1/21 to 6/30/21*
Actual
Standard Class Shares	$1,000.00	$1,135.00	0.26%	$1.38
Service Class Shares	1,000.00	1,133.60	0.51%	2.70
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.50	0.26%	$1.30
Service Class Shares	1,000.00	1,022.30	0.51%	2.56

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
The Fund operates under a fund of funds structure. The Fund invests substantially all of its assets in other investment companies, including exchange-traded funds (collectively, the “Underlying Funds”). In addition to the Fund's expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in each table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

LVIP Dimensional International Equity Managed Volatility Fund–1

LVIP Dimensional International Equity Managed Volatility Fund
Security Type/Sector Allocation (unaudited)
As of June 30, 2021
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Affiliated Investment	48.01%
Investment Company	48.01%
International Equity Fund	48.01%
Unaffiliated Investments	51.71%
Investment Companies	51.71%
International Equity Fund	47.44%
Money Market Fund	4.27%
Total Investments	99.72%
Receivables and Other Assets Net of Liabilities	0.28%
Total Net Assets	100.00%
LVIP Dimensional International Equity Managed Volatility Fund–2

LVIP Dimensional International Equity Managed Volatility Fund
Schedule of Investments
June 30, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–48.01%
INVESTMENT COMPANY–48.01%
International Equity Fund–48.01%
✧✧Lincoln Variable Insurance Products Trust– LVIP Dimensional International Core Equity Fund	24,187,401	$ 311,001,599
Total Affiliated Investment (Cost $226,717,392)		311,001,599
UNAFFILIATED INVESTMENTS–51.71%
INVESTMENT COMPANIES–51.71%
International Equity Fund–47.44%
*Dimensional Investment Group– DFA International Value Portfolio	15,871,918	307,280,332
		307,280,332
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Money Market Fund–4.27%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.03%)	27,657,460	$ 27,657,460
		27,657,460
Total Unaffiliated Investments (Cost $252,626,078)		334,937,792

TOTAL INVESTMENTS–99.72% (Cost $479,343,470)	645,939,391
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.28%	1,802,881
NET ASSETS APPLICABLE TO 61,376,645 SHARES OUTSTANDING–100.00%	$647,742,272

✧✧ Standard Class shares.
* Class I shares.

The following futures contracts were outstanding at June 30, 2021:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
86	British Pound	$ 7,420,188	$ 7,603,139	9/13/21	$ —	$ (182,951)
82	Euro	12,161,625	12,504,535	9/13/21	—	(342,910)
79	Japanese Yen	8,894,413	9,027,185	9/13/21	—	(132,772)
					—	(658,633)
Equity Contracts:
3	E-mini Russell 2000 Index	346,170	348,449	9/17/21	—	(2,279)
2	E-mini S&P 500 Index	428,860	420,909	9/17/21	7,951	—
1	E-mini S&P MidCap 400 Index	269,240	272,557	9/17/21	—	(3,317)
251	Euro STOXX 50 Index	12,070,112	12,229,316	9/17/21	—	(159,204)
76	FTSE 100 Index	7,338,655	7,419,709	9/17/21	—	(81,054)
34	Nikkei 225 Index (OSE)	8,807,957	8,904,496	9/9/21	—	(96,539)
					7,951	(342,393)
Total Futures Contracts					$7,951	$(1,001,026)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.
LVIP Dimensional International Equity Managed Volatility Fund–3

LVIP Dimensional International Equity Managed Volatility Fund
Schedule of Investments (continued)
[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2021. Only current day variation margin is reported on the Statement of Assets and Liabilities.

Summary of Abbreviations:
DFA–Dimensional Fund Advisors
FTSE–Financial Times Stock Exchange
OSE–Osaka Securities Exchange
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional International Equity Managed Volatility Fund–4

LVIP Dimensional International Equity Managed Volatility Fund
Statement of Assets and Liabilities
June 30, 2021 (unaudited)
ASSETS:
Unaffiliated investments, at value	$334,937,792
Affiliated investment, at value	311,001,599
Cash collateral held at broker for futures contracts	2,579,306
Receivable for fund shares sold	105,648
Prepaid expenses	1,288
Dividends and interest receivable	574
TOTAL ASSETS	648,626,207
LIABILITIES:
Payable for fund shares redeemed	304,019
Variation margin due to broker on futures contracts	274,097
Due to manager and affiliates	262,410
Other accrued expenses payable	36,689
Payable for securities purchased	6,720
TOTAL LIABILITIES	883,935
TOTAL NET ASSETS	$647,742,272
Unaffiliated investments, at cost	$252,626,078
Affiliated investment, at cost	226,717,392
Standard Class:
Net Assets	$ 23,343,689
Shares Outstanding	2,207,392
Net Asset Value Per Share	$ 10.575
Service Class:
Net Assets	$624,398,583
Shares Outstanding	59,169,253
Net Asset Value Per Share	$ 10.553
COMPONENTS OF NET ASSETS AT JUNE 30, 2021:
Shares of beneficial interest (unlimited authorization–no par)	$573,116,733
Distributable earnings/(accumulated loss)	74,625,539
TOTAL NET ASSETS	$647,742,272
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional International Equity Managed Volatility Fund–5

LVIP Dimensional International Equity Managed Volatility Fund
Statement of Operations
Six Months Ended June 30, 2021 (unaudited)
INVESTMENT INCOME:
Dividends from unaffiliated investments	$ 4,530,948
EXPENSES:
Management fees	805,632
Distribution fees-Service Class	777,209
Shareholder servicing fees	93,453
Accounting and administration expenses	54,022
Professional fees	17,571
Trustees’ fees and expenses	6,959
Reports and statements to shareholders	6,154
Custodian fees	5,949
Consulting fees	1,628
Pricing fees	315
Other	4,009
1,772,901
Less:
Management fees waived	(145,014)
Total operating expenses	1,627,887
NET INVESTMENT INCOME	2,903,061
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Sale of affiliated investment	2,705,867
Sale of unaffiliated investments	1,942,950
Futures contracts	4,188,787
Net realized gain	8,837,604
Net change in unrealized appreciation (depreciation) of:
Affiliated investment	30,280,229
Unaffiliated investments	40,617,124
Foreign currencies	(3,405)
Futures contracts	(1,803,842)
Net change in unrealized appreciation (depreciation)	69,090,106
NET REALIZED AND UNREALIZED GAIN	77,927,710
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$80,830,771
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional International Equity Managed Volatility Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/21 (unaudited)	Year Ended 12/31/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 2,903,061	$ 9,369,365
Net realized gain (loss)	8,837,604	(71,034,780)
Net change in unrealized appreciation (depreciation)	69,090,106	45,761,972
Net increase (decrease) in net assets resulting from operations	80,830,771	(15,903,443)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(351,637)
Service Class	—	(8,534,165)
	—	(8,885,802)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	1,586,832	5,295,156
Service Class	10,426,891	119,200,176
Reinvestment of dividends and distributions:
Standard Class	—	351,637
Service Class	—	8,534,165
	12,013,723	133,381,134
Cost of shares redeemed:
Standard Class	(2,846,398)	(2,965,791)
Service Class	(71,107,348)	(68,898,381)
	(73,953,746)	(71,864,172)
Increase (decrease) in net assets derived from capital share transactions	(61,940,023)	61,516,962
NET INCREASE IN NET ASSETS	18,890,748	36,727,717
NET ASSETS:
Beginning of period	628,851,524	592,123,807
End of period	$647,742,272	$628,851,524
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional International Equity Managed Volatility Fund–6

LVIP Dimensional International Equity Managed Volatility Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Dimensional International Equity Managed Volatility Fund Standard Class
	Six Months Ended 6/30/21[1] (unaudited)	Year Ended
		12/31/20 [2]	12/31/19	12/31/18	12/31/17	12/31/16 [3]
Net asset value, beginning of period	$ 9.317	$ 10.120	$ 8.888	$ 10.820	$ 8.760	$ 8.941
Income (loss) from investment operations:
Net investment income[4]	0.058	0.160	0.271	0.222	0.220	0.215
Net realized and unrealized gain (loss)	1.200	(0.810)	1.224	(1.962)	2.070	(0.047)
Total from investment operations	1.258	(0.650)	1.495	(1.740)	2.290	0.168
Less dividends and distributions from:
Net investment income	—	(0.153)	(0.263)	(0.192)	(0.230)	(0.206)
Net realized gain	—	—	—	—	—	(0.143)
Total dividends and distributions	—	(0.153)	(0.263)	(0.192)	(0.230)	(0.349)
Net asset value, end of period	$ 10.575	$ 9.317	$ 10.120	$ 8.888	$ 10.820	$ 8.760
Total return[5]	13.50%	(6.42%)	16.81%	(16.08%)	26.16%	1.97%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 23,344	$ 21,735	$ 20,047	$ 17,850	$ 19,908	$16,599
Ratio of expenses to average net assets[6]	0.26%	0.28%	0.28%	0.27%	0.27%	0.22%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.31%	0.32%	0.32%	0.31%	0.31%	0.31%
Ratio of net investment income to average net assets	1.15% [7]	1.95%	2.81%	2.13%	2.23%	2.48%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.10% [7]	1.91%	2.77%	2.09%	2.19%	2.39%
Portfolio turnover	2%	20%	5%	2%	7%	61%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.
[3]	Effective May 1, 2016, SSGA Funds Management, Inc. was responsible for the day-to-day management of the Fund’s volatility management overlay, replacing Lincoln Investment Advisors Corporation.
[4]	The average shares outstanding method has been applied for per share information.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[7]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional International Equity Managed Volatility Fund–7

LVIP Dimensional International Equity Managed Volatility Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Dimensional International Equity Managed Volatility Fund Service Class
	Six Months Ended 6/30/21[1] (unaudited)	Year Ended
		12/31/20 [2]	12/31/19	12/31/18	12/31/17	12/31/16 [3]
Net asset value, beginning of period	$ 9.309	$ 10.115	$ 8.886	$ 10.817	$ 8.760	$ 8.942
Income (loss) from investment operations:
Net investment income[4]	0.045	0.139	0.247	0.195	0.196	0.193
Net realized and unrealized gain (loss)	1.199	(0.813)	1.221	(1.956)	2.066	(0.048)
Total from investment operations	1.244	(0.674)	1.468	(1.761)	2.262	0.145
Less dividends and distributions from:
Net investment income	—	(0.132)	(0.239)	(0.170)	(0.205)	(0.184)
Net realized gain	—	—	—	—	—	(0.143)
Total dividends and distributions	—	(0.132)	(0.239)	(0.170)	(0.205)	(0.327)
Net asset value, end of period	$ 10.553	$ 9.309	$ 10.115	$ 8.886	$ 10.817	$ 8.760
Total return[5]	13.36%	(6.66%)	16.52%	(16.28%)	25.84%	1.72%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$624,399	$607,117	$572,077	$ 454,778	$381,742	$269,578
Ratio of expenses to average net assets[6]	0.51%	0.53%	0.53%	0.52%	0.52%	0.47%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.56%	0.57%	0.57%	0.56%	0.56%	0.56%
Ratio of net investment income to average net assets	0.90% [7]	1.70%	2.56%	1.88%	1.98%	2.23%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.85% [7]	1.66%	2.52%	1.84%	1.94%	2.14%
Portfolio turnover	2%	20%	5%	2%	7%	61%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.
[3]	Effective May 1, 2016, SSGA Funds Management, Inc. was responsible for the day-to-day management of the Fund’s volatility management overlay, replacing Lincoln Investment Advisors Corporation.
[4]	The average shares outstanding method has been applied for per share information.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[7]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional International Equity Managed Volatility Fund–8

LVIP Dimensional International Equity Managed Volatility Fund
Notes to Financial Statements
June 30, 2021 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 105 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Dimensional International Equity Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or other unaffiliated managers (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. In addition to investment company investments, the Fund may invest in individual securities, such as money market instruments, and employ an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Financial statements for the Underlying Funds can be found at www.sec.gov.
The investment objective of the Fund is to seek long-term capital appreciation.
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation –The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2021 and for all open tax years (years ended December 31, 2017-December 31, 2020), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During six months ended June 30, 2021, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
LVIP Dimensional International Equity Managed Volatility Fund–9

LVIP Dimensional International Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.
 The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
LIAC is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.25% of the Fund's average daily net assets.   LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.045% of the Fund's average daily net assets.   This agreement will continue at least through April 30, 2022, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LIAC.   The management fee, net of waivers, is calculated daily and paid monthly.
 The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LIAC).
Schroder Investment Management North America Inc. (“Sub-Adviser”) and Schroder Investment Management North America Limited (“Sub-Sub-Adviser”) are responsible for managing the Fund's volatility management overlay. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets. The Sub-Adviser pays the Sub-Sub-Adviser directly for services performed.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2021, costs for these administrative and legal services were as follows:
Administrative	$19,245
Legal	3,061
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $2,347 for the six months ended June 30, 2021.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At June 30, 2021, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LIAC	$112,238
Distribution fees payable to LFD	131,946
Printing and mailing fees payable to Lincoln Life	2,347
Shareholder servicing fees payable to Lincoln Life	15,879
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
LVIP Dimensional International Equity Managed Volatility Fund–10

LVIP Dimensional International Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds or ETFs). Affiliated investments of the Fund and the corresponding investment activity for the six months ended June 30, 2021, were as follows:
	Value 12/31/20	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/21	Number of Shares 06/30/21	Dividends	Capital Gain Distributions
INVESTMENT COMPANY-48.01%@
International Equity Fund-48.01%@
✧✧LVIP Dimensional International Core Equity Fund	$299,406,569	$8,778,293	$30,169,359	$2,705,867	$30,280,229	$311,001,599	24,187,401	$—	$—

@ As a percentage of Net Assets as of June 30, 2021.
✧✧ Standard Class shares.
3. Investments
For the six months ended June 30, 2021, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$14,167,140
Sales	70,374,258
At June 30, 2021, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2021, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$479,343,470
Aggregate unrealized appreciation of investments and derivatives	$166,603,872
Aggregate unrealized depreciation of investments and derivatives	(1,001,026)
Net unrealized appreciation of investments and derivatives	$165,602,846
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Assets and Liabilities are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2021.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
LVIP Dimensional International Equity Managed Volatility Fund–11

LVIP Dimensional International Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Company	$311,001,599	$—	$—	$311,001,599
Unaffiliated Investment Companies	334,937,792	—	—	334,937,792
Total Investments	$645,939,391	$—	$—	$645,939,391
Derivatives:
Assets:
Futures Contract	$ 7,951	$—	$—	$ 7,951
Liabilities:
Futures Contracts	$ (1,001,026)	$—	$—	$ (1,001,026)
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/21	12/31/20
Shares sold:
Standard Class	155,952	675,071
Service Class	1,016,950	15,905,058
Shares reinvested:
Standard Class	—	37,885
Service Class	—	921,511
	1,172,902	17,539,525
Shares redeemed:
Standard Class	(281,250)	(361,130)
Service Class	(7,064,425)	(8,168,795)
	(7,345,675)	(8,529,925)
Net increase (decrease)	(6,172,773)	9,009,600
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $300,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 16, 2022.
The Fund had no amounts outstanding as of June 30, 2021, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
LVIP Dimensional International Equity Managed Volatility Fund–12

LVIP Dimensional International Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2021, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool and to hedge currency risks associated with the Fund's investments.
Fair values of derivative instruments as of June 30, 2021 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Equity contracts)*	Variation margin due to broker on futures contracts	$7,951	Variation margin due to broker on futures contracts	$ (342,393)
Futures contracts (Currency contracts)*	Variation margin due to broker on futures contracts	—	Variation margin due to broker on futures contracts	(658,633)
Total		$7,951		$(1,001,026)

*	Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2021. Only variation margin is reported on the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2021 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$4,222,144	$ (829,690)
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(33,357)	(974,152)
Total		$4,188,787	$(1,803,842)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2021.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$58,354,478	$—
LVIP Dimensional International Equity Managed Volatility Fund–13

LVIP Dimensional International Equity Managed Volatility Fund
Notes to Financial Statements (continued)
7. Risk Factors
Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Dimensional International Equity Managed Volatility Fund–14

LVIP Dimensional International Equity Managed Volatility Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 8-9, 2021, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2020 through December 31, 2020. During the period covered by the report, there was one liquidity event due to an extended Taiwanese foreign holiday in February 2020 that caused the LVIP SSGA Emerging Markets Equity Index Fund to classify its Taiwanese securities as illiquid for one day, which caused the Fund to exceed the 15% limit on illiquid securities on that day. The LVIP SSGA Emerging Markets Equity Index Fund was under the 15% limitation the following business day, and there was no impact on the Fund ability to timely meet redemptions. There were no additional liquidity events that impacted the Fund or its respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP Dimensional International Equity Managed Volatility Fund–15

LVIP Dimensional U.S. Equity Managed Volatility Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2021

LVIP Dimensional U.S. Equity Managed Volatility Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Dimensional U.S. Equity Managed Volatility Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2021 to June 30, 2021
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021 to June 30, 2021.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/21	Ending Account Value 6/30/21	Annualized Expense Ratio	Expenses Paid During Period 1/1/21 to 6/30/21*
Actual
Standard Class Shares	$1,000.00	$1,164.60	0.30%	$1.61
Service Class Shares	1,000.00	1,163.20	0.55%	2.95
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.30	0.30%	$1.51
Service Class Shares	1,000.00	1,022.10	0.55%	2.76

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
The Fund operates under a fund of funds structure. The Fund invests substantially all of its assets in other investment companies, including exchange-traded funds (collectively, the “Underlying Funds”). In addition to the Fund's expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in each table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

LVIP Dimensional U.S. Equity Managed Volatility Fund–1

LVIP Dimensional U.S. Equity Managed Volatility Fund
Security Type/Sector Allocations (unaudited)
As of June 30, 2021
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Affiliated Investment	56.68%
Investment Company	56.68%
Equity Fund	56.68%
Unaffiliated Investments	43.06%
Investment Companies	43.06%
Equity Fund	38.53%
Money Market Fund	4.53%
Total Investments	99.74%
Receivables and Other Assets Net of Liabilities	0.26%
Total Net Assets	100.00%
LVIP Dimensional U.S. Equity Managed Volatility Fund–2

LVIP Dimensional U.S. Equity Managed Volatility Fund
Schedule of Investments
June 30, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–56.68%
INVESTMENT COMPANY–56.68%
Equity Fund–56.68%
✧✧Lincoln Variable Insurance Products Trust– LVIP Dimensional U.S. Core Equity 2 Fund	32,514,782	$ 626,072,135
Total Affiliated Investment (Cost $321,760,168)		626,072,135
UNAFFILIATED INVESTMENTS–43.06%
INVESTMENT COMPANIES–43.06%
Equity Fund–38.53%
**Dimensional Investment Group– DFA U.S. Large Company Portfolio	13,210,682	425,648,169
		425,648,169
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Money Market Fund–4.53%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.03%)	50,068,794	$ 50,068,794
		50,068,794
Total Unaffiliated Investments (Cost $248,883,501)		475,716,963

TOTAL INVESTMENTS–99.74% (Cost $570,643,669)	1,101,789,098
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.26%	2,844,904
NET ASSETS APPLICABLE TO 50,530,925 SHARES OUTSTANDING–100.00%	$1,104,634,002

✧✧ Standard Class shares.
** Institutional Class shares.

The following futures contracts were outstanding at June 30, 2021:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contracts:
33	E-mini Russell 2000 Index	$ 3,807,870	$ 3,832,940	9/17/21	$ —	$ (25,070)
193	E-mini S&P 500 Index	41,384,990	40,617,759	9/17/21	767,231	—
32	E-mini S&P MidCap 400 Index	8,615,680	8,721,822	9/17/21	—	(106,142)
Total Futures Contracts					$767,231	$(131,212)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2021. Only current day variation margin is reported on the Statement of Assets and Liabilities.

Summary of Abbreviations:
DFA–Dimensional Fund Advisors
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional U.S. Equity Managed Volatility Fund–3

LVIP Dimensional U.S. Equity Managed Volatility Fund
Statement of Assets and Liabilities
June 30, 2021 (unaudited)
ASSETS:
Affiliated investments, at value	$ 626,072,135
Unaffiliated investments, at value	475,716,963
Cash collateral held at broker for futures contracts	3,046,450
Receivable for securities sold	727,809
Receivable for fund shares sold	143,822
Variation margin due from broker on futures contracts	77,289
Prepaid expenses	2,190
Dividends and interest receivable	1,035
TOTAL ASSETS	1,105,787,693
LIABILITIES:
Payable for fund shares redeemed	644,435
Due to manager and affiliates	471,642
Other accrued expenses payable	37,614
TOTAL LIABILITIES	1,153,691
TOTAL NET ASSETS	$1,104,634,002
Affiliated investments, at cost	$ 321,760,168
Unaffiliated investments, at cost	248,883,501
Standard Class:
Net Assets	$ 34,809,063
Shares Outstanding	1,588,582
Net Asset Value Per Share	$ 21.912
Service Class:
Net Assets	$1,069,824,939
Shares Outstanding	48,942,343
Net Asset Value Per Share	$ 21.859
COMPONENTS OF NET ASSETS AT JUNE 30, 2021:
Shares of beneficial interest (unlimited authorization–no par)	$ 603,380,859
Distributable earnings/(accumulated loss)	501,253,143
TOTAL NET ASSETS	$1,104,634,002
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional U.S. Equity Managed Volatility Fund–4

LVIP Dimensional U.S. Equity Managed Volatility Fund
Statement of Operations
Six Months Ended June 30, 2021 (unaudited)
INVESTMENT INCOME:
Dividends from unaffiliated investments	$ 2,738,415
Interest	5,124
2,743,539
EXPENSES:
Management fees	1,342,141
Distribution fees-Service Class	1,301,986
Shareholder servicing fees	155,688
Accounting and administration expenses	69,064
Professional fees	20,611
Trustees’ fees and expenses	11,579
Reports and statements to shareholders	10,055
Custodian fees	5,371
Consulting fees	1,748
Pricing fees	163
Other	8,090
2,926,496
Less:
Management fees waived	(26,843)
Total operating expenses	2,899,653
NET INVESTMENT LOSS	(156,114)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Sale of affiliated investments	25,302,866
Sale of unaffiliated investments	5,648,577
Futures contracts	8,079,132
Net realized gain	39,030,575
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	74,972,024
Unaffiliated investments	49,512,900
Futures contracts	(578,782)
Net change in unrealized appreciation (depreciation)	123,906,142
NET REALIZED AND UNREALIZED GAIN	162,936,717
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$162,780,603
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional U.S. Equity Managed Volatility Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/21 (unaudited)	Year Ended 12/31/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ (156,114)	$ 8,447,785
Net realized gain	39,030,575	18,136,591
Net change in unrealized appreciation (depreciation)	123,906,142	111,713,631
Net increase in net assets resulting from operations	162,780,603	138,298,007
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(297,144)
Service Class	—	(7,766,076)
	—	(8,063,220)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	2,678,950	2,984,998
Service Class	18,287,349	58,514,348
Reinvestment of dividends and distributions:
Standard Class	—	297,144
Service Class	—	7,766,076
	20,966,299	69,562,566
Cost of shares redeemed:
Standard Class	(2,608,185)	(4,860,189)
Service Class	(109,024,637)	(147,731,539)
	(111,632,822)	(152,591,728)
Decrease in net assets derived from capital share transactions	(90,666,523)	(83,029,162)
NET INCREASE IN NET ASSETS	72,114,080	47,205,625
NET ASSETS:
Beginning of period	1,032,519,922	985,314,297
End of period	$1,104,634,002	$1,032,519,922
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional U.S. Equity Managed Volatility Fund–5

LVIP Dimensional U.S. Equity Managed Volatility Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Dimensional U.S. Equity Managed Volatility Fund Standard Class
	Six Months Ended 6/30/21[1] (unaudited)	Year Ended
		12/31/20 [2]	12/31/19	12/31/18	12/31/17	12/31/16 [3]
Net asset value, beginning of period	$ 18.815	$ 16.485	$ 13.943	$ 15.292	$ 12.972	$ 12.919
Income (loss) from investment operations:
Net investment income[4]	0.022	0.185	0.189	0.173	0.169	0.180
Net realized and unrealized gain (loss)	3.075	2.334	2.540	(1.365)	2.318	1.181
Total from investment operations	3.097	2.519	2.729	(1.192)	2.487	1.361
Less dividends and distributions from:
Net investment income	—	(0.189)	(0.187)	(0.157)	(0.167)	(0.159)
Net realized gain	—	—	—	—	—	(1.149)
Total dividends and distributions	—	(0.189)	(0.187)	(0.157)	(0.167)	(1.308)
Net asset value, end of period	$ 21.912	$ 18.815	$ 16.485	$ 13.943	$ 15.292	$ 12.972
Total return[5]	16.46%	15.30%	19.58%	(7.79%)	19.17%	11.13%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 34,809	$ 29,853	$ 27,715	$ 22,548	$ 26,961	$ 23,926
Ratio of expenses to average net assets[6]	0.30%	0.31%	0.31%	0.31%	0.30%	0.24%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.30%	0.31%	0.31%	0.31%	0.30%	0.30%
Ratio of net investment income to average net assets	0.21% [7]	1.14%	1.24%	1.11%	1.20%	1.39%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.21% [7]	1.14%	1.24%	1.11%	1.20%	1.33%
Portfolio turnover	2%	12%	10%	7%	6%	41%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.
[3]	Effective May 1, 2016, SSGA Funds Management, Inc. was responsible for the day-to-day management of the Fund’s volatility management overlay, replacing Lincoln Investment Advisors Corporation.
[4]	The average shares outstanding method has been applied for per share information.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[7]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional U.S. Equity Managed Volatility Fund–6

LVIP Dimensional U.S. Equity Managed Volatility Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Dimensional U.S. Equity Managed Volatility Fund Service Class
	Six Months Ended 6/30/21[1] (unaudited)	Year Ended
		12/31/20 [2]	12/31/19	12/31/18	12/31/17	12/31/16 [3]
Net asset value, beginning of period	$ 18.792	$ 16.469	$ 13.933	$ 15.280	$ 12.965	$ 12.915
Income (loss) from investment operations:
Net investment income (loss)[4]	(0.004)	0.144	0.151	0.134	0.134	0.147
Net realized and unrealized gain (loss)	3.071	2.325	2.535	(1.360)	2.313	1.178
Total from investment operations	3.067	2.469	2.686	(1.226)	2.447	1.325
Less dividends and distributions from:
Net investment income	—	(0.146)	(0.150)	(0.121)	(0.132)	(0.126)
Net realized gain	—	—	—	—	—	(1.149)
Total dividends and distributions	—	(0.146)	(0.150)	(0.121)	(0.132)	(1.275)
Net asset value, end of period	$ 21.859	$ 18.792	$ 16.469	$ 13.933	$ 15.280	$ 12.965
Total return[5]	16.32%	15.01%	19.28%	(8.02%)	18.87%	10.86%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,069,825	$1,002,667	$957,599	$773,513	$741,295	$551,466
Ratio of expenses to average net assets[6]	0.55%	0.56%	0.56%	0.56%	0.55%	0.49%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.55%	0.56%	0.56%	0.56%	0.55%	0.55%
Ratio of net investment income (loss) to average net assets	(0.04%) [7]	0.89%	0.99%	0.86%	0.95%	1.14%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.04%) [7]	0.89%	0.99%	0.86%	0.95%	1.08%
Portfolio turnover	2%	12%	10%	7%	6%	41%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.
[3]	Effective May 1, 2016, SSGA Funds Management, Inc. was responsible for the day-to-day management of the Fund’s volatility management overlay, replacing Lincoln Investment Advisors Corporation.
[4]	The average shares outstanding method has been applied for per share information.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[7]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional U.S. Equity Managed Volatility Fund–7

LVIP Dimensional U.S. Equity Managed Volatility Fund
Notes to Financial Statements
June 30, 2021 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 105 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Dimensional U.S. Equity Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or other unaffiliated managers (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. In addition to investment company investments, the Fund may invest in individual securities, such as money market instruments, and employ an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Financial statements for the Underlying Funds can be found at www.sec.gov.
The Fund’s investment objective is to seek long-term capital appreciation.
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation –The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2021 and for all open tax years (years ended December 31, 2017-December 31, 2020), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During six months ended June 30, 2021, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.
 The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
LIAC is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.25% of the Fund's average daily net assets.   LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.005% of the Fund's average
LVIP Dimensional U.S. Equity Managed Volatility Fund–8

LVIP Dimensional U.S. Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
daily net assets.   This agreement will continue at least through April 30, 2022, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LIAC.   The management fee, net of waivers, is calculated daily and paid monthly.
 The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LIAC).
Schroder Investment Management North America Inc. (“Sub-Adviser”) and Schroder Investment Management North America Limited (“Sub-Sub-Adviser”) are responsible for managing the Fund's volatility management overlay. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets. The Sub-Adviser pays the Sub-Sub-Adviser directly for services performed.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2021, costs for these administrative and legal services were as follows:
Administrative	$31,985
Legal	5,087
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $3,978 for the six months ended June 30, 2021.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At June 30, 2021, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LIAC	$221,959
Distribution fees payable to LFD	219,432
Printing and mailing fees payable to Lincoln Life	3,978
Shareholder servicing fees payable to Lincoln Life	26,273
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
LVIP Dimensional U.S. Equity Managed Volatility Fund–9

LVIP Dimensional U.S. Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the six months ended June 30, 2021, were as follows:
	Value 12/31/20	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/21	Number of Shares 06/30/21	Dividends	Capital Gain Distributions
INVESTMENT COMPANY-56.68%@
Equity Fund-56.68%@
✧✧LVIP Dimensional U.S. Core Equity 2 Fund	$593,662,998	$2,202,543	$70,068,296	$25,302,866	$74,972,024	$626,072,135	32,514,782	$—	$—

@ As a percentage of Net Assets as of June 30, 2021.
✧✧ Standard Class shares.
3. Investments
For the six months ended June 30, 2021, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$ 19,361,535
Sales	105,921,167
At June 30, 2021, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2021, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$570,643,669
Aggregate unrealized appreciation of investments and derivatives	$531,145,429
Aggregate unrealized depreciation of investments and derivatives	—
Net unrealized appreciation of investments and derivatives	$531,145,429
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Assets and Liabilities are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2021.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
LVIP Dimensional U.S. Equity Managed Volatility Fund–10

LVIP Dimensional U.S. Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Company	$ 626,072,135	$—	$—	$ 626,072,135
Unaffiliated Investment Companies	475,716,963	—	—	475,716,963
Total Investments	$1,101,789,098	$—	$—	$1,101,789,098
Derivatives:
Assets:
Futures Contract	$ 767,231	$—	$—	$ 767,231
Liabilities:
Futures Contracts	$ (131,212)	$—	$—	$ (131,212)
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/21	12/31/20
Shares sold:
Standard Class	128,847	191,132
Service Class	888,182	3,724,644
Shares reinvested:
Standard Class	—	16,020
Service Class	—	419,934
	1,017,029	4,351,730
Shares redeemed:
Standard Class	(126,934)	(301,737)
Service Class	(5,300,533)	(8,935,332)
	(5,427,467)	(9,237,069)
Net decrease	(4,410,438)	(4,885,339)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $300,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 16, 2022.
The Fund had no amounts outstanding as of June 30, 2021, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
LVIP Dimensional U.S. Equity Managed Volatility Fund–11

LVIP Dimensional U.S. Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2021, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions and as a cash management tool.
Fair values of derivative instruments as of June 30, 2021 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Equity contracts)*	Variation margin due from broker on futures contracts	$767,231	Variation margin due from broker on futures contracts	$(131,212)

*	Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2021. Only current day variation margin is reported on the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2021 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$8,079,132	$(578,782)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2021.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$51,675,637	$—
7. Risk Factors
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
LVIP Dimensional U.S. Equity Managed Volatility Fund–12

LVIP Dimensional U.S. Equity Managed Volatility Fund
Notes to Financial Statements (continued)
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Dimensional U.S. Equity Managed Volatility Fund–13

LVIP Dimensional U.S. Equity Managed Volatility Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 8-9, 2021, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2020 through December 31, 2020. During the period covered by the report, there was one liquidity event due to an extended Taiwanese foreign holiday in February 2020 that caused the LVIP SSGA Emerging Markets Equity Index Fund to classify its Taiwanese securities as illiquid for one day, which caused the Fund to exceed the 15% limit on illiquid securities on that day. The LVIP SSGA Emerging Markets Equity Index Fund was under the 15% limitation the following business day, and there was no impact on the Fund ability to timely meet redemptions. There were no additional liquidity events that impacted the Fund or its respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP Dimensional U.S. Equity Managed Volatility Fund–14

LVIP Dimensional International Core Equity Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2021

LVIP Dimensional International Core Equity Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Dimensional International Core Equity Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2021 to June 30, 2021
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021 to June 30, 2021.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect expense reimbursements in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/21	Ending Account Value 6/30/21	Annualized Expense Ratio	Expenses Paid During Period 1/1/21 to 6/30/21*
Actual
Standard Class Shares	$1,000.00	$1,114.30	0.63%	$3.30
Service Class Shares	1,000.00	1,112.90	0.88%	4.61
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.70	0.63%	$3.16
Service Class Shares	1,000.00	1,020.40	0.88%	4.41

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Dimensional International Core Equity Fund–1

LVIP Dimensional International Core Equity Fund
Security Type/Country and Sector Allocations and Top 10 Equity Holdings (unaudited)
As of June 30, 2021
Security Type/Country	Percentage of Net Assets
Common Stock	98.64%
Australia	6.63%
Austria	0.53%
Belgium	1.14%
Britain	0.08%
Canada	10.18%
Chile	0.04%
China	0.03%
Colombia	0.05%
Denmark	2.22%
Faeroe Islands	0.11%
Finland	1.56%
France	7.64%
Germany	6.77%
Greenland	0.14%
Hong Kong	2.63%
Ireland	1.06%
Isle Of Man	0.07%
Israel	0.86%
Italy	2.48%
Japan	22.31%
Jersey	0.02%
Luxembourg	0.20%
Macau	0.03%
Mexico	0.01%
Mongolia	0.02%
Netherlands	4.01%
New Zealand	0.49%
Norway	0.84%
Portugal	0.19%
Singapore	0.81%
South Africa	0.00%
Spain	2.06%
Sweden	3.50%
Switzerland	7.35%
Taiwan	0.00%
United Arab Emirates	0.00%
United Kingdom	12.34%
United States	0.24%
Preferred Stocks	0.64%
Rights	0.01%
Warrants	0.00%
Money Market Fund	0.29%
Total Investments	99.58%
Receivables and Other Assets Net of Liabilities	0.42%
Total Net Assets	100.00%
Sector designations may be different than the sector designations presented in other Fund materials.
Sector	Percentage of Net Assets
Aerospace & Defense	0.87%
Air Freight & Logistics	0.73%
Airlines	0.20%
Auto Components	2.08%
Automobiles	3.02%
Banks	7.47%
Beverages	1.20%
Biotechnology	0.45%
Building Products	1.36%
Capital Markets	2.64%
Chemicals	4.21%
Commercial Services & Supplies	1.22%
Communications Equipment	0.33%
Construction & Engineering	1.86%
Construction Materials	1.11%
Consumer Finance	0.28%
Containers & Packaging	0.69%
Distributors	0.20%
Diversified Consumer Services	0.14%
Diversified Financial Services	0.62%
Diversified Telecommunication Services	2.26%
Electric Utilities	1.56%
Electrical Equipment	1.19%
Electronic Equipment, Instruments & Components	1.46%
Energy Equipment & Services	0.30%
Entertainment	0.58%
Food & Staples Retailing	2.53%
Food Products	3.13%
Gas Utilities	0.43%
Health Care Equipment & Supplies	1.47%
Health Care Providers & Services	1.08%
Health Care Technology	0.25%
Hotels, Restaurants & Leisure	1.69%
Household Durables	1.75%
Household Products	0.33%
Independent Power and Renewable Electricity Producers	0.38%
Industrial Conglomerates	0.91%
Insurance	3.85%
Interactive Media & Services	0.38%
Internet & Direct Marketing Retail	0.36%
IT Services	2.04%
Leisure Products	0.33%
Life Sciences Tools & Services	0.50%
Machinery	4.18%
Marine	0.57%
LVIP Dimensional International Core Equity Fund–2

LVIP Dimensional International Core Equity Fund
Security Type/Country and Sector Allocations and Top 10 Equity Holdings (unaudited) (continued)
Sector	Percentage of Net Assets
Media	1.49%
Metals & Mining	5.13%
Multiline Retail	0.80%
Multi-Utilities	0.80%
Oil, Gas & Consumable Fuels	4.22%
Paper & Forest Products	0.63%
Personal Products	0.72%
Pharmaceuticals	3.61%
Professional Services	2.02%
Real Estate Management & Development	2.29%
Road & Rail	1.26%
Semiconductors & Semiconductor Equipment	2.14%
Software	1.26%
Specialty Retail	1.60%
Technology Hardware, Storage & Peripherals	0.40%
Textiles, Apparel & Luxury Goods	2.15%
Thrifts & Mortgage Finance	0.18%
Tobacco	0.49%
Trading Companies & Distributors	2.11%
Transportation Infrastructure	0.42%
Water Utilities	0.12%
Wireless Telecommunication Services	1.26%
Total	99.29%
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
Nestle	1.22%
Toyota Motor	0.89%
Roche Holding	0.61%
LVMH Moet Hennessy Louis Vuitton	0.60%
Royal Bank of Canada (New York Shares)	0.46%
ASML Holding	0.45%
Rio Tinto ADR	0.44%
AIA Group	0.43%
Daimler	0.43%
Sony	0.41%
Total	5.94%

ADR–American Depositary Receipt
IT–Information Technology

LVIP Dimensional International Core Equity Fund–3

LVIP Dimensional International Core Equity Fund
Statement of Net Assets
June 30, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–98.64%
Australia–6.63%
†A2B Australia	7,280	$ 6,879
Accent Group	23,197	48,537
Adairs	13,303	42,400
Adbri	25,861	67,299
†Afterpay	413	36,601
AGL Energy	8,805	54,147
†Ainsworth Game Technology	6,705	6,210
†Alliance Aviation Services	9,515	32,468
ALS	24,219	236,846
Altium	3,169	87,197
Alumina	30,997	38,240
Alumina ADR	2,200	10,736
†AMA Group	30,307	13,069
AMP	165,223	139,398
Ampol	9,790	207,118
Ansell	6,355	207,366
AP Eagers	8,934	110,953
APA Group	17,380	116,004
Appen	977	9,965
ARB	3,678	119,132
Aristocrat Leisure	10,419	336,694
ASX	1,403	81,765
Atlas Arteria	18,365	87,733
†Atrium European Real Estate	7,707	27,416
AUB Group	1,746	29,318
Aurelia Metals	66,930	20,580
Aurizon Holdings	131,158	365,906
AusNet Services	52,442	68,826
Austal	16,268	25,010
Australia & New Zealand Banking Group	38,265	807,816
†Australian Agricultural	17,102	17,571
Australian Ethical Investment	4,085	25,856
Australian Finance Group	18,733	40,039
Australian Pharmaceutical Industries	32,365	27,063
Bank of Queensland	42,853	292,774
Bapcor	13,800	87,969
Beach Energy	151,652	141,027
Bega Cheese	21,396	94,511
Bell Financial Group	20,472	27,405
Bendigo & Adelaide Bank	35,942	282,755
BHP Group	45,795	1,668,086
BHP Group ADR	32,302	2,038,194
Bingo Industries	29,799	76,653
Blackmores	676	37,247
BlueScope Steel	25,945	427,286
†Boral	56,655	312,290
Brambles	27,686	237,530
Bravura Solutions	9,745	25,652
Breville Group	5,327	119,490
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Australia (continued)
Brickworks	5,099	$ 95,868
Capitol Health	68,459	18,996
Cardno	10,023	7,291
carsales.com	15,746	233,340
Cedar Woods Properties	3,685	18,544
Challenger	34,118	138,425
†Champion Iron	7,053	33,746
CIMIC Group	1,187	17,608
Cleanaway Waste Management	104,872	207,633
Clinuvel Pharmaceuticals	147	3,384
Cochlear	1,016	191,760
Codan	12,182	164,720
Coles Group	26,437	338,834
†Collection House	36,814	4,141
Collins Foods (Australian Securities Exchange)	10,696	92,006
Commonwealth Bank of Australia	17,627	1,320,219
Computershare	28,530	361,594
†Cooper Energy	81,617	15,914
†Corporate Travel Management	2,822	45,481
Costa Group Holdings	16,375	40,129
Credit Corp Group	3,675	81,938
†Crown Resorts	18,836	168,241
CSL	4,920	1,052,281
CSR	42,583	183,946
Data#3	4,130	17,376
†Decmil Group	11,164	3,851
Deterra Royalties	22,529	76,030
Dicker Data	3,055	25,340
†Domain Holdings Australia	12,055	46,650
Domino's Pizza Enterprises	3,634	328,428
Downer EDI	46,563	195,202
†Eclipx Group	23,440	39,904
Elanor Investor Group	7,930	11,240
Elders	7,620	66,004
†Emeco Holdings	23,831	18,855
†Endeavour Group	18,667	88,056
†Energy World	57,823	3,469
EQT Holdings	647	13,295
†Estia Health	23,316	43,190
†EVENT Hospitality and Entertainment	5,920	56,118
Evolution Mining	58,477	197,347
†Flight Centre Travel Group	4,808	53,546
Fortescue Metals Group	79,533	1,392,133
†G8 Education	76,969	58,012
†Genworth Mortgage Insurance Australia	20,485	33,798
GrainCorp Class A	14,156	54,780
GUD Holdings	3,929	35,329
LVIP Dimensional International Core Equity Fund–4

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Australia (continued)
GWA Group	14,929	$ 31,013
Hansen Technologies	12,748	59,370
Harvey Norman Holdings	31,910	131,141
Healius	32,532	112,960
†HT&E	22,200	28,553
HUB24	3,266	69,831
†Humm Group	18,761	13,929
†Huon Aquaculture Group	5,170	12,601
IDP Education	6,152	113,220
†IGO	53,136	304,051
Iluka Resources	22,529	154,595
Imdex	35,738	54,675
Incitec Pivot	132,711	236,873
Infomedia	19,919	22,930
Inghams Group	21,678	64,705
Insurance Australia Group	33,374	129,149
Intega Group	10,023	4,134
Integral Diagnostics	11,537	44,991
†Integrated Research	6,964	10,158
InvoCare	6,909	59,949
IOOF Holdings	47,661	152,624
IPH	9,773	57,168
IRESS	8,627	83,525
IVE Group	13,275	14,485
†Japara Healthcare	13,564	13,021
JB Hi-Fi	8,291	314,498
Johns Lyng Group	8,230	31,478
†Juno Minerals	3,759	550
Jupiter Mines	61,368	13,347
Kogan	2,826	24,542
LendLease Group	16,769	144,120
Lifestyle Communities	3,480	40,739
Link Administration Holdings (Australian Securities Exchange)	43,066	162,779
Lovisa Holdings	2,325	26,590
†Lynas	19,856	85,028
MACA	15,811	8,952
Macmahon Holdings	102,720	14,637
Macquarie Group	3,729	437,467
Magellan Financial Group	4,300	173,687
†Mayne Pharma Group	92,739	22,256
McMillan Shakespeare	6,278	60,971
McPherson's	9,847	8,123
Medibank	154,970	367,254
Medusa Mining	34,142	21,380
†Mesoblast	24,142	35,848
†Metals X	32,061	5,169
Metcash	83,260	249,139
Mineral Resources	13,235	533,302
†MMA Offshore	44,718	14,253
Monadelphous Group	3,551	27,829
Monash IVF Group	25,246	16,093
Money3	12,830	32,233
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Australia (continued)
=Mortgage Choice	11,418	$ 16,698
†Myer Holdings	88,520	23,567
MyState	6,779	23,793
National Australia Bank	44,359	872,262
Navigator Global Investments	10,799	14,456
Netwealth Group	7,114	91,498
New Hope	36,510	47,369
Newcrest Mining	7,220	136,882
†NEXTDC	4,758	42,320
nib holdings	25,227	123,163
Nick Scali	2,060	18,106
Nine Entertainment	85,642	186,901
Northern Star Resources	39,640	290,740
NRW Holdings	32,810	36,048
†Nufarm	21,009	72,161
†OFX Group	8,551	8,561
Oil Search	38,732	110,669
OM Holdings	23,197	14,352
†Omni Bridgeway	11,321	31,838
†oOh!media	48,209	63,270
Orica	6,358	63,321
Origin Energy	42,203	142,742
Orora	57,100	142,598
OZ Minerals	27,912	470,565
Pact Group Holdings	10,178	28,242
Peet	38,309	34,476
Pendal Group	14,244	86,099
Perenti Global	37,686	18,936
Perpetual	2,984	89,626
†Perseus Mining	96,454	105,610
Platinum Asset Management	14,872	54,762
†Praemium	19,514	15,952
Premier Investments	5,944	127,267
Pro Medicus	2,911	128,192
PWR Holdings	7,683	40,852
†Qantas Airways	21,730	75,941
†QBE Insurance Group	32,554	263,426
Qube Holdings	44,229	105,147
Ramelius Resources	60,311	76,665
Ramsay Health Care	3,862	182,323
REA Group	988	125,243
Reece	4,569	80,900
Regis Healthcare	6,738	9,854
Regis Resources	71,547	126,630
†Reject Shop	2,536	10,612
Reliance Worldwide	13,168	51,944
†Resolute Mining	69,900	26,473
†Retail Food Group	179,663	9,027
†Ridley	36,736	31,407
Rio Tinto	9,742	925,234
Sandfire Resources	13,634	69,836
Santos	100,909	536,548

LVIP Dimensional International Core Equity Fund–5

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Australia (continued)
SeaLink Travel Group	4,852	$ 34,495
SEEK	3,994	99,264
†Select Harvests	8,564	43,352
Senex Energy	6,490	16,694
Servcorp	2,368	6,216
Service Stream	21,301	13,898
Seven Group Holdings	4,272	65,197
†Seven West Media	80,912	28,216
SG Fleet Group	12,991	29,228
Sigma Healthcare	68,311	30,482
†Silver Lake Resources	56,622	70,490
Sims	12,538	156,088
SmartGroup	2,355	13,034
Sonic Healthcare	8,707	250,745
South32	109,903	241,496
†Southern Cross Media Group	16,431	25,754
Spark Infrastructure Group	61,620	103,977
=†SpeedCast International	13,963	0
SRG Global	36,425	13,795
St Barbara	61,849	79,084
†Star Entertainment Group	62,242	172,243
Steadfast Group	38,699	127,698
Suncorp Group	30,214	251,741
Super Retail Group	14,826	143,543
†Sydney Airport	19,204	83,388
Tabcorp Holdings	52,826	205,215
Tassal Group	16,917	45,419
Technology One	17,176	119,923
Telstra	71,032	200,297
TPG Telecom	23,933	112,358
Transurban Group	15,973	170,461
Treasury Wine Estates	14,589	127,791
†Tuas	11,966	5,788
United Malt Grp	16,206	54,449
Virtus Health	5,888	29,144
Vita Group	17,064	12,157
†Webjet	10,586	38,980
Wesfarmers	17,293	766,461
Western Areas	25,101	44,991
†Westgold Resources	27,322	38,521
Westpac Banking	42,342	819,581
†Whitehaven Coal	62,311	90,656
Woodside Petroleum	17,671	294,335
Woolworths Group	18,667	533,794
Worley	16,705	149,834
		34,408,311
Austria–0.53%
Agrana Beteiligungs	660	15,926
ANDRITZ	4,494	252,477
AT&S Austria Technologie & Systemtechnik	2,359	102,097
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Austria (continued)
BAWAG Group AG	1,669	$ 88,818
Erste Group Bank	7,669	281,353
EVN	2,666	62,845
†Lenzing	820	100,343
Mayr Melnhof Karton	417	88,805
Oesterreichische Post	2,358	125,400
OMV	5,480	311,705
Palfinger	713	29,886
†POLYTEC Holding	1,389	19,270
†Porr	855	16,221
Raiffeisen Bank International	10,645	241,086
Rosenbauer International	188	11,859
S IMMO	2,366	56,671
†Schoeller-Bleckmann Oilfield Equipment	676	28,416
Semperit Holding	457	18,370
Strabag	1,807	77,457
†Telekom Austria	13,782	117,662
UBM Development	240	11,810
UNIQA Insurance Group	8,709	75,798
Verbund	481	44,287
Vienna Insurance Group	2,343	64,316
voestalpine	9,005	366,671
Wienerberger	3,134	120,775
†Zumtobel Group	1,947	19,624
		2,749,948
Belgium–1.14%
Ackermans & van Haaren	1,497	252,770
Ageas	10,725	595,164
†AGFA-Gevaert	14,619	67,864
Anheuser-Busch InBev	12,763	920,282
Anheuser-Busch InBev ADR	1,200	86,412
Barco	1,171	32,047
Bekaert	2,228	99,281
†bpost	6,706	80,232
Cie d'Entreprises CFE	740	77,216
Colruyt	3,086	172,569
Deceuninck	2,600	9,095
D'ieteren	2,761	333,933
Econocom Group	6,908	26,212
Elia Group	1,188	125,372
Euronav	19,454	181,130
EVS Broadcast Equipment	1,163	24,409
Exmar	2,088	9,631
Fagron	4,288	95,741
Gimv	1,582	101,296
Immobel	390	33,712
Jensen-Group	278	9,757
KBC Group	5,230	398,755
†Kinepolis Group	664	35,840
Lotus Bakeries	22	124,433

LVIP Dimensional International Core Equity Fund–6

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Belgium (continued)
Melexis	1,085	$ 112,636
†Ontex Group	5,670	70,594
Orange Belgium	1,748	39,215
†Picanol	88	8,035
Proximus	8,914	172,182
Recticel	4,441	74,776
Resilux	61	12,007
Shurgard Self Storage	525	25,336
Sipef	408	22,980
Solvay Class A	5,180	658,442
Telenet Group Holding	1,893	71,244
TER Beke	48	6,375
†Tessenderlo Group	1,566	66,105
UCB	1,283	134,119
Umicore	7,923	483,827
Van de Velde	150	4,447
VGP	160	31,569
†X-Fab Silicon Foundries	2,501	23,724
		5,910,766
Britain–0.08%
Hargreaves Services	2,415	14,699
†Travis Perkins	14,488	338,497
†Wickes Group	16,234	55,243
		408,439
Canada–10.18%
†5N Plus	6,300	14,993
Absolute Software	1,400	20,250
Acadian Timber Class C	800	12,540
†Advantage Energy	8,323	33,974
Aecon Group	4,300	62,439
Ag Growth International	900	27,967
AGF Management Class B	5,000	32,026
Agnico Eagle Mines	2,452	148,223
AirBoss of America	1,300	37,230
Alamos Gold Class A	27,343	209,021
†Alcanna	1,420	7,664
Algoma Central	1,600	21,168
Algonquin Power & Utilities	14,629	217,809
Alimentation Couche-Tard Class B	14,400	529,138
AltaGas	19,534	410,031
Altus Group	796	36,891
†Amerigo Resources	14,300	13,612
Andrew Peller Class A	1,500	11,484
ARC Resources	55,249	470,214
†Argonaut Gold	16,363	39,205
†Aritzia	5,300	158,538
Atco Class I	2,800	99,297
†Athabasca Oil	26,708	21,115
†ATS Automation Tooling Systems	3,100	88,979
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Canada (continued)
†Aurora Cannabis	761	$ 6,882
†AutoCanada	1,479	59,585
B2Gold	101,560	426,034
Badger Infrastructure Solution	2,900	88,011
Bank of Montreal	2,343	240,159
Bank of Montreal (New York Shares)	9,396	963,654
Bank of Nova Scotia	1,800	117,067
Bank of Nova Scotia (New York Shares)	20,891	1,359,377
Barrick Gold	23,473	485,422
†Bausch Health	14,262	418,162
BCE	1,429	70,470
BCE (New York Shares)	1,620	79,898
Birchcliff Energy	22,653	95,027
Bird Construction	3,322	23,663
†Black Diamond Group	2,500	8,067
†BlackBerry	2,334	28,525
BMTC Group	600	7,188
†Bombardier Class B	14,663	13,840
†Bonterra Energy	2,713	12,103
Boralex Class A	4,896	149,100
Brookfield Asset Management (New York Shares) Class A	2,227	113,532
†Brookfield Asset Management Reinsurance Partners Class A	15	799
BRP	2,241	175,403
†CAE	1,000	30,800
†CAE (New York Shares)	7,974	245,599
Calian Group	600	29,095
Cameco	6,941	133,041
Cameco (New York Shares)	9,866	189,230
Canaccord Genuity Group	7,526	82,448
Canacol Energy	13,100	35,825
†Canada Goose Holdings	3,868	169,186
Canadian Imperial Bank of Commerce	5,181	589,780
Canadian Imperial Bank of Commerce	6,405	729,273
Canadian National Railway	8,653	913,048
Canadian Natural Resources	28,759	1,043,386
Canadian Pacific Railway	6,215	477,996
Canadian Tire Class A	1,284	203,186
Canadian Utilities Class A	3,145	87,277
Canadian Western Bank	6,945	194,971
†Canfor	6,500	148,709
†Canfor Pulp Products	2,900	18,248
†Canopy Growth	2,387	57,718
Capital Power	4,788	158,171

LVIP Dimensional International Core Equity Fund–7

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Canada (continued)
†Capstone Mining	14,500	$ 62,932
†Cardinal Energy	4,400	12,388
Cascades	8,787	108,172
CCL Industries Class B	5,600	308,416
†Celestica	10,108	79,348
Cenovus Energy	23,162	221,605
Cenovus Energy	11,110	106,434
Centerra Gold	13,627	103,445
Cervus Equipment	700	9,318
†CES Energy Solutions	18,401	28,650
†CGI	6,059	549,091
China Gold International Resources	14,900	39,906
CI Financial	16,000	293,643
Cogeco	600	46,534
Cogeco Communications	1,366	133,570
Colliers International Group	2,486	278,386
Computer Modelling Group	8,100	33,391
Constellation Software	400	605,812
†Copper Mountain Mining	18,300	53,737
Corby Spirit & Wine	700	10,176
Corus Entertainment Class B	19,156	98,283
Crescent Point Energy	40,727	184,316
Crescent Point Energy	2,503	11,339
†Crew Energy	5,725	10,207
†Denison Mines	25,260	30,770
†Descartes Systems Group	300	20,748
Dexterra Group	2,620	14,478
Dollarama	5,600	256,328
Doman Building Materials Group	6,028	40,654
†Dorel Industries Class B	1,100	13,861
DREAM Unlimited Class A	4,119	87,989
Dundee Precious Metals	9,200	55,737
ECN Capital	21,630	162,277
E-L Financial Class L	139	106,512
†Eldorado Gold	16,921	168,256
Element Fleet Management	33,535	391,188
Emera	4,709	213,645
Empire	7,238	228,304
Enbridge	8,043	322,018
Enbridge	7,520	301,101
Endeavour Mining	11,256	241,719
Enerflex	7,900	53,470
Enerplus	8,901	63,998
Enghouse Systems	3,200	142,472
†Ensign Energy Services	9,100	16,444
†Equinox Gold	4,621	32,096
Equitable Group	556	59,668
†ERO Copper	1,900	39,867
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Canada (continued)
Evertz Technologies	1,800	$ 20,895
Exchange Income	808	25,982
Exco Technologies	2,400	20,174
Extendicare	8,400	57,667
Fairfax Financial Holdings	628	275,396
Fiera Capital	3,700	32,475
Finning International	11,000	287,956
First National Financial	1,200	47,638
First Quantum Minerals	15,086	347,698
FirstService	1,900	325,675
Fortis	2,511	111,148
Fortis (New York Shares)	3,390	149,940
†Fortuna Silver Mines	7,527	41,958
Franco-Nevada	598	86,752
†Frontera Energy	5,800	35,841
†Galiano Gold	4,900	5,376
†GDI Integrated Facility Services	600	24,845
George Weston	4,161	396,597
Gibson Energy	9,872	189,142
Gildan Activewear	7,809	288,272
goeasy	900	115,172
†Golden Star Resources	3,060	8,640
†GoldMoney	6,400	13,940
†Gran Tierra Energy	33,675	24,993
†Great Canadian Gaming	3,973	142,657
Great-West Lifeco	6,395	189,952
Hardwoods Distribution	1,800	53,611
†Heroux-Devtek	2,187	31,492
High Liner Foods	2,452	26,882
†Home Capital Group	4,312	129,402
Hudbay Minerals	17,163	114,252
Hydro One	4,900	118,429
†i-80 Gold	9,398	19,030
Ia Financial	7,323	398,701
†IAMGOLD	30,700	90,396
†IBI Group	2,100	17,314
IGM Financial	5,103	180,145
†Imperial Metals	3,600	13,069
Imperial Oil	5,528	168,082
Information Services	1,000	24,605
Innergex Renewable Energy	3,051	53,041
Intact Financial	2,145	291,416
Inter Pipeline	19,603	318,652
Interfor	7,236	181,192
†International Petroleum	5,091	23,615
Intertape Polymer Group	4,327	100,321
Jamieson Wellness	2,000	54,534
†Karora Resources	8,800	28,325
K-Bro Linen	800	27,970
†Kelt Exploration	13,500	38,444
Keyera	8,476	227,763
†Kinaxis	900	118,395

LVIP Dimensional International Core Equity Fund–8

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Canada (continued)
Kinross Gold	118,832	$ 753,485
Kirkland Lake Gold	12,304	474,155
Lassonde Industries Class A	400	55,824
Laurentian Bank of Canada	2,687	94,704
Leon's Furniture	2,194	39,823
LifeWorks	2,000	53,921
Linamar	4,576	287,015
Loblaw	4,733	291,288
†Lucara Diamond	28,465	17,222
Lundin Mining	50,809	458,248
Magellan Aerospace	1,000	8,430
Magna International	2,100	194,431
Magna International (New York Shares)	15,096	1,398,493
†Mainstreet Equity	200	16,805
†Major Drilling Group International	6,566	45,394
Manulife Financial	23,153	455,738
Maple Leaf Foods	5,022	104,240
Martinrea International	9,900	104,383
†Mav Beauty Brands	2,800	10,729
†MEG Energy	17,838	129,079
Methanex	200	6,630
Methanex (New York Shares)	2,761	91,306
Metro Class A	5,671	271,884
Morguard	86	9,793
†Mountain Province Diamonds	4,500	1,761
†MTY Food Group Class I	600	26,413
Mullen Group	8,500	91,610
National Bank of Canada	14,622	1,094,291
Neo Performance Materials	900	11,972
†New Gold	59,077	106,278
NFI Group	2,500	56,813
North American Construction Group	2,400	36,493
North West	3,800	107,875
Northland Power	6,863	234,137
Nutrien	215	13,027
Nutrien (New York Shares)	13,621	825,569
†NuVista Energy	9,000	28,896
†OceanaGold	40,614	76,995
Onex	4,296	311,942
Open Text	6,159	312,877
Osisko Gold Royalties	3,348	45,888
Osisko Gold Royalties (New York Shares)	2,306	31,592
Pan American Silver	10,356	295,742
†Paramount Resources Class A	4,400	60,910
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Canada (continued)
†Parex Resources	13,860	$ 231,447
Park Lawn	1,100	29,585
Parkland	9,221	297,994
Pason Systems	5,362	38,628
Pembina Pipeline	2,484	78,933
Pembina Pipeline (New York Shares)	12,140	385,688
Peyto Exploration & Development	14,495	97,639
†Photon Control	9,100	26,281
Pizza Pizza Royalty	900	7,863
Polaris Infrastructure	900	14,034
Pollard Banknote	800	36,476
†Precision Drilling	955	39,806
Premium Brands Holdings	1,900	193,020
†Pretium Resources	7,271	69,529
Quarterhill	21,100	43,405
Quebecor Class B	7,600	202,691
†Real Matters	5,000	72,120
Restaurant Brands International	3,369	217,091
†RF Capital Group	4,457	7,551
Richelieu Hardware	3,600	116,515
Ritchie Bros Auctioneers	4,000	237,120
Rogers Communications Class B	8,860	470,831
†Roxgold	25,200	38,422
Royal Bank of Canada	13,875	1,405,745
Royal Bank of Canada (New York Shares)	23,644	2,395,374
Russel Metals	2,640	72,134
†Sandstorm Gold	4,329	34,189
Saputo	5,833	173,964
Secure Energy Services	14,200	48,227
Shaw Communications Class B	25,977	751,255
†ShawCor	5,185	24,720
†Shopify Class A	100	146,246
Sienna Senior Living	3,200	42,440
†Sierra Wireless	900	17,062
Sleep Country Canada Holdings	2,800	67,018
SNC-Lavalin Group	9,570	248,977
SSR Mining	13,025	203,424
SSR Mining (New York Shares)	2,603	40,581
Stantec	2,500	111,548
Stantec (New York Shares)	2,136	95,308
Stelco Holdings	2,870	84,276
Stella-Jones	4,800	172,817
†Storm Resources	6,000	20,474
Sun Life Financial (New York Shares)	10,091	520,090

LVIP Dimensional International Core Equity Fund–9

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Canada (continued)
Suncor Energy (New York Shares)	16,559	$ 396,919
†SunOpta	4,163	50,955
Superior Plus	13,700	168,763
†Tamarack Valley Energy	22,160	45,943
†Taseko Mines	18,300	38,383
TC Energy	21,220	1,050,760
†Teck Resources Class B	11,884	273,708
Teck Resources (New York Shares) Class B	4,864	112,067
†TeraGo	1,800	8,277
TerraVest Industries	900	14,100
TFI International	6,800	620,810
Thomson Reuters	400	39,732
Thomson Reuters (New York Shares)	1,700	168,844
Tidewater Midstream and Infrastructure	18,184	20,390
†Tilray	15,588	281,831
Timbercreek Financial	6,965	53,603
†Topicus	443	32,181
†Torex Gold Resources	6,800	78,335
Toromont Industries	3,600	313,650
Toronto-Dominion Bank	3,288	230,420
Toronto-Dominion Bank (New York Shares)	19,230	1,347,061
†Total Energy Services	3,299	11,976
Tourmaline Oil	23,200	663,098
TransAlta	17,688	176,224
TransAlta (New York Shares)	11,388	113,652
TransAlta Renewables	3,464	58,208
Transcontinental Class A	7,600	142,730
†Trican Well Service	12,870	27,721
†Uni-Select	3,100	41,038
†Vermilion Energy	3,928	34,413
†Vermilion Energy (New York Shares)	7,129	62,379
Wajax	3,200	62,110
†Wesdome Gold Mines	14,900	141,355
West Fraser Timber	5,185	372,065
Western Forest Products	34,200	58,214
Westshore Terminals Investment	4,267	58,793
Wheaton Precious Metals (New York Shares)	2,460	108,412
Whitecap Resources	43,829	217,801
†WildBrain	9,347	20,962
Winpak	1,695	52,876
WSP Global	2,616	305,369
Yamana Gold	56,509	237,976
Yellow Pages	2,300	27,275
		52,885,339
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Chile–0.04%
Antofagasta	10,131	$ 201,174
		201,174
China–0.03%
Belimo Holding	260	118,865
Budweiser Brewing	6,400	20,195
†Evergrande Health Industry Group	2,500	9,306
Zensun Enterprises	260,000	21,766
		170,132
Colombia–0.05%
†Millicom International Cellular SDR	6,872	272,050
		272,050
Denmark–2.22%
†ALK-Abello Class A	270	128,816
Alm Brand	4,979	36,045
Ambu Class B	656	25,220
AP Moller - Maersk Class A	44	122,221
AP Moller - Maersk Class B	50	143,711
†Bang & Olufsen	4,116	21,921
†Bavarian Nordic	3,240	133,707
†Brodrene Hartmann	211	17,496
Carlsberg Class B	3,065	571,335
Chr Hansen Holding	2,409	217,420
Coloplast Class B	1,356	222,495
Columbus	4,653	7,894
D/S Norden	2,354	74,885
Danske Bank	14,460	254,441
†Demant	2,697	151,810
†Dfds	2,301	129,814
†Drilling	701	29,286
DSV Panalpina	2,085	486,237
FLSmidth & Co.	2,804	116,564
†Genmab	1,490	609,662
GN Store Nord	5,520	482,178
H Lundbeck	4,889	155,528
†H+H International Class B	1,148	35,111
†ISS	10,565	247,984
†Jyske Bank	3,946	190,906
Matas	3,162	57,278
Netcompany Group	1,147	130,315
†Nilfisk Holding	2,249	78,717
†NKT	1,305	59,889
NNIT	488	9,602
Novo Nordisk ADR	2,700	226,179
Novo Nordisk Class B	24,610	2,061,805
Novozymes Class B	7,307	550,770
Orsted	1,095	153,654
Pandora	9,193	1,235,750
Per Aarsleff Holding Class B	1,112	50,003

LVIP Dimensional International Core Equity Fund–10

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Denmark (continued)
Ringkjoebing Landbobank	1,822	$ 184,779
Rockwool International Class A	252	106,888
Rockwool International Class B	336	163,573
Royal Unibrew	3,206	408,364
RTX	299	8,334
Scandinavian Tobacco Group Class A	4,215	86,031
Schouw & Co.	848	93,032
SimCorp	2,948	370,048
Solar Class B	701	60,920
Spar Nord Bank	6,082	68,470
Sydbank	3,568	109,863
†Tivoli	204	28,951
Topdanmark	3,407	177,324
Tryg	16,104	395,330
†Zealand Pharma	1,039	30,683
		11,519,239
Faeroe Islands–0.11%
Vestas Wind Systems	14,460	564,450
		564,450
Finland–1.56%
Aktia Bank	3,682	47,065
Alma Media	1,259	15,406
Aspo	1,168	13,102
Atria	742	10,664
Cargotec	2,051	106,034
Caverion	4,210	34,420
†Citycon	2,218	18,897
Elisa	5,266	314,206
†Enento Group	540	21,706
†Finnair	62,572	51,610
Fiskars	2,492	54,193
Fortum	13,451	370,986
F-Secure	2,413	11,516
Huhtamaki	6,975	330,411
Kemira	9,101	143,311
Kesko Class A	6,192	204,846
Kesko Class B	16,144	596,297
Kojamo	3,374	77,094
Kone Class B	3,839	313,184
Konecranes	4,282	180,349
Lassila & Tikanoja	2,818	47,315
Metsa Board	11,635	119,682
Neles	3,953	56,997
Neste	9,849	603,075
†Nokia	125,533	672,136
Nordea Bank	33,511	373,436
Olvi Class A	1,276	76,710
Oriola Class B	10,932	23,877
Orion Class A	1,499	64,343
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Finland (continued)
Orion Class B	6,779	$ 291,385
†Outokumpu	23,000	137,779
Outotec	26,300	305,490
Ponsse	944	47,460
†QT Group	745	87,190
Revenio Group	804	60,919
Sampo Class A	6,047	277,918
Sanoma	5,246	86,962
†Stockmann Class B	1,585	2,725
Stora Enso Class R	22,814	416,190
TietoEVRY	4,834	152,698
Tokmanni Group	5,246	145,061
UPM-Kymmene	9,849	372,543
Uponor	3,944	114,296
Vaisala Class A	1,389	57,069
Valmet	8,041	350,683
Wartsila	10,913	161,945
YIT	11,776	72,121
		8,093,302
France–7.64%
ABC arbitrage	1,206	10,153
†Accor	5,086	189,908
†Aeroports de Paris	555	72,291
Air Liquide	7,078	1,239,272
†Airbus	6,515	837,717
†Akka Technologies	858	23,929
AKWEL	593	17,297
Albioma	2,638	107,979
ALD SA	5,255	78,761
†Alstom	5,347	270,029
Alten	1,319	174,856
Amundi	1,422	125,364
Arkema	5,566	698,268
Assystem	625	23,159
Atos	5,977	363,575
Aubay	366	19,312
AXA	22,429	568,738
Axway Software	477	16,007
Bastide le Confort Medical	242	13,630
†Beneteau	3,551	56,169
†Bigben Interactive	1,625	31,986
BioMerieux	469	54,499
BNP Paribas	17,147	1,074,956
Boiron	873	40,009
Bollore	39,041	209,244
Bonduelle SCA	1,767	44,314
Bouygues	10,933	404,341
†Bureau Veritas	12,042	380,958
Capgemini	5,554	1,066,876
Carrefour	35,228	692,782
†Casino Guichard Perrachon	2,697	85,546
CBo Territoria	2,578	10,882

LVIP Dimensional International Core Equity Fund–11

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
France (continued)
†Cegedim	545	$ 15,897
†CGG	51,187	45,558
Chargeurs	876	24,306
Cie de Saint-Gobain	14,382	947,149
†Cie des Alpes	824	13,229
Cie Generale des Etablissements Michelin	7,381	1,177,147
Cie Plastic Omnium	5,008	156,413
CNP Assurances	6,978	118,734
†Coface	5,538	67,111
Creditricole	12,229	171,309
Danone	12,966	912,780
Dassault Aviation	45	52,932
Dassault Systemes	378	91,660
†Derichebourg	9,326	94,217
Edenred	5,744	327,266
Eiffage	6,266	637,486
Electricite de France	16,958	231,644
Electricite de Strasbourg	55	7,337
†Elior Group	6,149	45,934
†Elis	12,241	230,640
Engie	22,533	308,706
†Eramet	660	43,082
EssilorLuxottica	1,561	288,083
†Esso SA Francaise	184	2,433
†Etablissements Maurel et Prom	5,157	11,618
†Europcar Mobility Group	23,277	13,160
Eutelsat Communications	17,127	200,118
†Exel Industries Class A	95	10,363
Faurecia	7,307	358,396
†Fnac Darty	1,519	97,713
Gaztransport Et Technigaz	1,672	135,013
Getlink	11,068	172,579
†GL Events	866	14,684
†Groupe Crit	390	29,874
Guerbet	783	27,668
†Haulotte Group	610	4,629
Hermes International	366	533,150
HEXAOM	195	10,590
†ID Logistics Group	205	57,367
Iliad	825	120,715
Imerys	2,970	138,754
Ipsen	2,638	274,389
IPSOS	3,049	128,526
Jacquet Metal Service	1,315	30,406
†JCDecaux	6,129	169,913
Kaufman & Broad	1,637	77,837
Kering	872	762,039
Korian	4,822	178,049
†Lagardere SCA	11,106	274,441
Lectra	1,962	74,213
Legrand	6,230	659,384
Linedata Services	218	10,185
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
France (continued)
LISI	2,070	$ 67,622
LNA Sante	292	18,351
L'Oreal	912	406,392
LVMH Moet Hennessy Louis Vuitton	3,966	3,109,886
†Maisons du Monde	3,382	83,813
Manitou BF	943	30,190
Manutan International	120	12,095
†Mersen	822	32,018
Metropole Television	1,918	40,346
Nexans	2,567	233,918
Nexity	3,478	173,952
†Oeneo	52	783
Orange	89,441	1,019,716
Orange ADR	1,900	21,736
†Orpea	2,643	336,115
Pernod Ricard	1,067	236,845
Publicis Groupe	16,664	1,065,819
Quadient	2,522	75,778
†Rallye	1,545	13,612
Remy Cointreau	166	34,269
†Renault	8,506	343,781
†Rexel	16,408	343,200
Robertet	45	55,493
Rothschild & Co.	2,741	106,442
Rubis SCA	3,704	164,657
Safran	2,243	310,965
Sanofi	7,106	744,516
Sartorius Stedim Biotech	594	280,959
Savencia	292	24,514
Schneider Electric	3,478	547,177
†SCOR	9,628	306,188
SEB	1,395	252,088
Seche Environnement	286	17,736
Societe BIC	1,667	115,831
Societe Generale	16,682	491,748
Societe pour l'Informatique Industrielle	665	23,419
†Sodexo	4,326	403,696
†SOITEC	1,058	233,216
†Solocal Group	4,175	8,958
Somfy	487	82,692
Sopra Steria Group	1,456	280,031
SPIE	8,182	188,215
Stef	359	38,610
STMicroelectronics	22,956	833,071
STMicroelectronics (New York Shares)	1,058	38,490
Suez	9,314	221,434
Sword Group	504	22,829
Synergie	615	23,882
†Technicolor	368	1,427
Teleperformance	2,918	1,184,364
Television Francaise 1	5,220	52,766

LVIP Dimensional International Core Equity Fund–12

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
France (continued)
Thales	4,491	$ 458,181
Thermador Groupe	504	52,889
Total	40,238	1,820,459
TOTAL ADR	4,971	224,987
Total Gabon	19	3,210
Trigano	575	118,771
†Ubisoft Entertainment	6,574	460,224
Valeo	16,767	504,393
†Vallourec	2,926	26,507
Veolia Environnement	8,376	252,964
Verallia	269	9,971
Vetoquinol	184	22,603
Vicat	1,860	89,874
Vilmorin & Cie	478	31,740
Vinci	6,774	722,824
Virbac	258	88,412
Vivendi	4,057	136,284
†Worldline	3,289	307,861
		39,677,438
Germany–6.77%
1&1 Drillisch	2,546	77,888
7C Solarparken	3,805	18,092
Aareal Bank	4,128	95,301
Adidas	2,130	792,801
ADO Properties	906	23,828
†ADVA Optical Networking	4,994	69,165
All for One Group	186	14,600
Allgeier	430	12,237
Allianz	4,367	1,088,969
Amadeus Fire	230	42,054
Atoss Software	162	35,806
Aurubis	2,910	269,694
BASF	6,268	493,801
Basler	144	17,826
†Bauer	1,332	19,995
Bayer	18,526	1,124,941
Bayerische Motoren Werke	10,545	1,116,709
BayWa	899	38,802
Bechtle	1,602	297,568
Beiersdorf	471	56,826
Bertrandt	393	26,282
bet-at-home.com	209	9,417
Bilfinger	2,095	62,700
†Borussia Dortmund & Co.	3,975	29,294
Brenntag	8,908	828,324
CANCOM	811	49,044
Carl Zeiss Meditec Class B	162	31,301
†CECONOMY	8,889	43,383
CENIT	409	7,590
Cewe Stiftung & Co.	635	98,335
†Commerzbank	65,572	465,113
CompuGroup Medical	1,663	130,244
†Continental	4,335	637,285
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Germany (continued)
†Corestate Capital Holding	853	$ 11,126
Covestro	10,983	709,238
CropEnergies	1,890	24,248
†CTS Eventim & Co.	3,858	241,083
Daimler	24,731	2,208,156
†Delivery Hero	404	53,365
†Deutsche Bank	43,700	569,829
Deutsche Boerse	2,544	444,036
†Deutsche Lufthansa	12,034	135,416
†Deutsche Pfandbriefbank	11,485	113,550
Deutsche Post	16,284	1,107,550
Deutsche Telekom	96,353	2,035,031
Deutsche Telekom ADR	4,300	91,418
Deutsche Wohnen	4,160	254,430
†Deutz	7,084	57,287
DIC Asset	2,395	41,377
Draegerwerk & Co.	351	32,630
Duerr	1,262	48,005
E.ON	57,318	662,929
Eckert & Ziegler	840	95,968
†EDAG Engineering Group	532	5,665
Elmos Semiconductor	176	7,617
†ElringKlinger	2,669	47,503
Energiekontor	647	41,965
Evonik Industries	7,790	261,222
†Evotec	3,694	167,454
†Fielmann	1,757	137,398
First Sensor	589	29,822
†flatexDEGIRO	591	79,538
†Francotyp-Postalia Holding Class A	282	1,073
†Fraport Frankfurt Airport Services Worldwide	2,599	177,078
Freenet	11,403	269,341
Fresenius & Co.	16,582	865,034
Fresenius Medical Care & Co.	9,023	749,360
Fuchs Petrolub	1,329	51,610
GEA Group	6,628	268,469
Gerresheimer	2,539	280,740
†Gesco	598	14,536
GFT Technologies	1,564	39,779
Grand City Properties	2,985	80,629
†H&R & Co.	1,285	12,372
Hamburger Hafen und Logistik	2,777	69,808
Hannover Rueck	822	137,528
Hapag-Lloyd	593	136,481
HeidelbergCement	4,652	399,035
†Heidelberger Druckmaschinen	22,239	52,872
†Hella GmbH & Co.	2,846	194,920
†HelloFresh	1,304	126,759
Henkel & Co.	884	81,393

LVIP Dimensional International Core Equity Fund–13

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Germany (continued)
HOCHTIEF	1,187	$ 91,149
Hornbach Baumarkt	980	43,053
Hornbach Holding & Co.	973	110,874
HUGO BOSS	4,331	235,616
†Hypoport	189	97,711
Indus Holding	1,375	54,456
Infineon Technologies	6,451	258,698
Instone Real Estate Group	1,651	49,725
Jenoptik	2,163	59,144
JOST Werke	269	16,044
†K+S	12,746	173,504
KION Group	6,594	702,757
†Kloeckner & Co.	5,996	82,047
Knorr-Bremse	843	96,960
†Koenig & Bauer	782	26,102
Krones	579	51,732
KWS Saat	473	38,924
LANXESS	6,153	421,850
LEG Immobilien	1,920	276,498
Leifheit	726	40,374
†Leoni	1,918	34,273
LPKF Laser & Electronics	1,161	33,811
†Manz	413	31,734
†Medigene	1,735	8,116
Merck	1,518	291,055
METRO	19,411	240,293
MLP	1,707	14,108
MTU Aero Engines	1,523	377,252
Muenchener Rueckversicherungs-Gesellschaft in Muenchen Class R	1,362	372,982
†Nagarro SE	430	52,772
Nemetschek	2,793	213,677
New Work	145	45,562
Nexus	689	51,306
†Nordex	2,860	69,453
Norma Group	2,359	120,782
OHB	563	24,667
PATRIZIA	1,823	47,556
Pfeiffer Vacuum Technology	280	53,188
PNE	4,798	42,271
ProSiebenSat.1 Media	17,596	350,001
PSI Software	901	35,897
Puma	981	116,962
†PVA TePla	1,053	30,903
†QIAGEN	825	39,873
†QSC	11,002	24,969
Rational	114	103,274
Rheinmetall	3,893	384,523
RWE	17,374	629,573
S&T	2,163	49,500
†SAF-Holland	3,803	52,895
†Salzgitter	2,683	79,725
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Germany (continued)
SAP	9,481	$ 1,336,011
†Schaltbau Holding AG	332	14,566
Scout24	2,339	197,249
Secunet Security Networks	79	35,128
Siemens	4,561	722,645
Siemens Healthineers	329	20,161
Siltronic	1,210	201,583
†Sixt	1,046	140,897
Software	2,411	108,465
Stabilus	1,248	101,441
STRATEC Biomedical	297	41,485
Stroeer & Co.	2,308	184,865
Suedzucker	5,713	91,452
†SUESS MicroTec	815	26,769
Surteco Group	396	12,913
Symrise	2,556	356,116
TAG Immobilien	5,727	181,722
Takkt	2,185	36,324
†Talanx	2,399	98,082
Technotrans	604	19,552
Telefonica Deutschland Holding	84,277	222,348
†thyssenkrupp	28,416	296,173
Traffic Systems	421	19,868
Uniper	4,303	158,477
United Internet	8,958	366,245
Varta	70	10,790
VERBIO Vereinigte BioEnergie	2,083	105,515
Volkswagen	947	310,820
Vonovia	4,929	318,646
Vossloh	415	20,938
Wacker Chemie	1,267	195,380
Wacker Neuson	2,960	85,078
Washtec	765	47,441
Wuestenrot & Wuerttembergische	1,974	45,222
†Zalando	1,301	157,274
†zooplus	222	71,916
		35,158,616
Greenland–0.14%
Ferguson	5,075	705,535
		705,535
Hong Kong–2.63%
Aeon Credit Service Asia	16,000	10,510
AIA Group	181,200	2,252,077
ASM Pacific Technology	7,100	96,199
Bank of East Asia	53,726	99,781
BOC Aviation	16,200	136,664
BOC Hong Kong Holdings	44,000	149,324
BOCOM International Holdings	59,000	14,210

LVIP Dimensional International Core Equity Fund–14

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Hong Kong (continued)
=†Burwill Holdings	208,000	$ 356
Cafe de Coral Holdings	48,000	98,667
†Cathay Pacific Airways	100,909	85,257
†Century City International Holdings	124,000	6,867
China Motor Bus	1,600	22,709
Chong Hing Bank	21,000	55,176
Chow Sang Sang Holdings International	30,000	51,930
Chow Tai Fook Jewellery Group	32,000	73,114
Chuang's Consortium International	88,000	12,241
CITIC Telecom International Holdings	159,000	52,629
CK Asset Holdings	4,280	29,547
CK Hutchison Holdings	49,180	383,214
CK Infrastructure Holdings	13,000	77,521
CK Life Sciences International Holdings	84,000	9,629
CLP Holdings	23,500	232,449
†Convenience Retail Asia	48,000	4,513
Crystal International Group	20,000	10,278
CSI Properties	300,000	10,046
Dah Sing Banking Group	44,000	48,566
Dah Sing Financial Holdings	13,200	45,137
Eagle Nice International Holdings	4,000	2,643
EC Healthcare	28,000	50,415
Emperor International Holdings	106,000	15,427
†Esprit Holdings	212,000	20,751
Fairwood Holdings	6,000	13,925
Far East Consortium International	120,268	45,385
†FIH Mobile	283,000	46,655
First Pacific	172,000	58,705
†First Shanghai Investments	16,000	701
Fountain SET Holdings	66,000	11,986
†Galaxy Entertainment Group	6,000	48,028
Giordano International	126,000	27,426
†Goodbaby International Holdings	98,000	22,593
Great Eagle Holdings	14,276	48,541
Guotai Junan International Holdings	144,000	22,998
Haitong International Securities Group	204,864	56,465
Hang Lung Group	52,000	132,607
Hang Lung Properties	72,000	174,893
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Hong Kong (continued)
Hang Seng Bank	8,600	$ 171,794
Hanison Construction Holdings	16,639	2,679
Henderson Land Development	30,412	144,142
HK Electric Investments	40,500	41,051
HKBN	45,500	55,085
HKR International	50,160	23,839
HKT Trust	195,000	265,716
Hong Kong & China Gas	71,362	110,844
Hong Kong Exchanges & Clearing	14,043	837,049
†Hongkong & Shanghai Hotels	43,044	45,293
Hongkong Land Holdings	23,300	110,908
Hysan Development	21,000	83,710
†I-CABLE Communications	16,026	192
IGG	87,000	114,965
†IRC	298,000	10,363
†ITC Properties Group	32,819	4,227
Johnson Electric Holdings	29,500	76,179
K Wah International Holdings	78,000	37,873
Karrie International Holdings	52,000	11,653
Kerry Logistics Network	62,000	188,053
Kerry Properties	37,500	123,643
Kingston Financial Group	186,000	12,936
Kowloon Development	35,000	41,382
†Lai Sun Development	30,300	24,273
†Lai Sun Garment International	14,305	9,323
†Landing International Development	96,000	3,091
†Lifestyle International Holdings	28,500	21,877
Liu Chong Hing Investment	10,000	10,741
L'Occitane International	27,750	101,503
Luk Fook Holdings International	30,000	103,551
Man Wah Holdings	160,800	386,452
†Mandarin Oriental International	6,200	12,400
†Meilleure Health International Industry Group	240,000	14,837
†Melco International Development	44,000	80,811
†Melco Resorts & Entertainment ADR	600	9,942
†Midland Holdings	68,000	14,013
Miramar Hotel & Investment	13,000	25,617

LVIP Dimensional International Core Equity Fund–15

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Hong Kong (continued)
†Modern Dental Group	35,000	$ 32,501
MTR	11,438	63,714
NagaCorp	106,000	102,255
Nameson Holdings	38,000	3,279
New World Development	35,769	185,887
†NewOcean Energy Holdings	62,000	3,593
Nissin Foods	14,000	10,711
†Pacific Basin Shipping	340,000	137,063
†Pacific Century Premium Developments	37,368	3,561
Pacific Textiles Holdings	82,000	49,321
PC Partner Group	28,000	16,841
PCCW	313,444	164,305
†Pico Far East Holdings	58,000	10,159
Power Assets Holdings	19,500	119,673
PRADA	29,100	220,940
Public Financial Holdings	24,000	7,851
†Regal Hotels International Holdings	18,000	9,667
Regina Miracle International Holdings	29,000	10,608
†Sa International Holdings	124,445	35,582
†Samsonite International	102,600	209,844
†Shangri-La Asia	84,000	82,222
Shenwan Hongyuan	20,000	2,602
†Singamas Container Holdings	72,000	8,160
Sino Land	125,764	198,260
SITC International Holdings	132,000	551,679
†SJM Holdings	53,000	57,885
SmarTone Telecommunications Holdings	33,500	19,847
Soundwill Holdings	5,000	5,603
†Stella International Holdings	36,000	55,639
Sun Hung Kai & Co.	54,000	29,002
Sun Hung Kai Properties	15,000	223,523
SUNeVision Holdings	49,000	50,172
Swire Pacific Class A	23,000	155,964
Swire Pacific Class B	45,000	50,597
Swire Properties	13,400	39,953
Tao Heung Holdings	2,000	263
Techtronic Industries	36,500	637,456
†Television Broadcasts	36,000	34,311
Texhong Textile Group	9,500	15,368
Texwinca Holdings	36,000	7,975
†Theme International Holdings	220,000	41,369
TK Group Holdings	26,000	9,912
Tradelink Electronic Commerce	74,000	11,246
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Hong Kong (continued)
Transport International Holdings	14,232	$ 27,825
United Laboratories International Holdings	72,000	59,070
=Untrade Gold Finance Holding	80,000	0
=Untrade.Brightoil	123,000	4,456
=Untrade.Pac Andes International holdings	338,000	1,193
Value Partners Group	59,000	37,690
Vitasoy International Holdings	38,000	141,198
VPower Group International Holdings	11,000	2,479
VSTECS Holdings	32,000	25,841
VTech Holdings	12,100	127,400
WH Group	570,500	512,872
Wharf Real Estate Investment	25,000	145,377
Wing On Co International	3,000	6,878
Wing Tai Properties	16,000	9,582
Xinyi Glass Holdings	136,000	554,384
†Yue Yuen Industrial Holdings	52,000	128,455
†Zhaobangji Properties Holdings	112,000	8,943
		13,680,768
Ireland–1.06%
†AIB Group	39,465	101,687
†Bank of Ireland Group	51,381	275,198
†C&C Group	14,753	49,591
†Cairn Homes	36,288	45,868
CRH ADR	40,003	2,033,753
†FBD Holdings	271	2,866
†Flutter Entertainment	4,039	733,886
Glanbia	882	14,317
†Hostelworld Group	9,886	14,906
†Irish Continental Group	13,703	70,193
James Hardie Industries	10,780	365,984
Kerry Group Class A	700	97,777
Kingspan Group	7,952	750,932
†Permanent TSB Group Holdings	929	1,410
Smurfit Kappa Group	13,172	714,556
†UDG Healthcare	14,537	214,966
		5,487,890
Isle Of Man–0.07%
†GVC Holdings	15,509	374,473
		374,473
Israel–0.86%
Afcon Holdings	294	18,902

LVIP Dimensional International Core Equity Fund–16

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Israel (continued)
†Africa Israel Properties	1,061	$ 45,903
†Airport City	3,084	51,704
†Alrov Properties and Lodgings	323	14,970
Amot Investments	3,705	24,297
Arad	603	8,173
Ashtrom Group	4,402	99,928
†Azorim-Investment Development & Construction	3,495	14,044
Azrieli Group	254	17,880
†Bank Hapoalim	10,710	85,939
†Bank Leumi Le-Israel	16,187	122,936
Bayside Land	4,200	40,207
†Bezeq The Israeli Telecommunication	60,878	66,290
†Big Shopping Centers	238	30,442
Blue Square Real Estate	300	22,996
†Brack Capital Properties	158	16,875
†Camtek	1,050	39,808
†Cellcom Israel	6,426	27,930
†Clal Insurance Enterprises Holdings	2,208	43,819
Danel Adir Yeoshua	234	49,023
Delek Automotive Systems	3,464	45,476
†Delek Group	304	20,374
Delta Galil Industries	368	15,239
Dor Alon Energy	819	23,318
Elbit Systems	270	34,949
Elbit Systems	380	49,305
Electra	116	65,790
Electra Consumer Products 1970	515	29,587
Electra Real Estate	1,339	17,086
Energix-Renewable Energies	6,392	24,528
†Equital	1,783	48,347
†First International Bank of Israel	3,895	124,730
FMS Enterprises Migun	399	11,697
Formula Systems 1985	762	68,366
Fox Wizel	1,055	120,834
Gilat Satellite Networks	1,455	14,701
Hadera Paper	295	21,988
Harel Insurance Investments & Financial Services	9,588	94,993
Hilan	1,352	65,192
ICL Group	27,312	185,227
IDI Insurance	511	17,085
Industrial Buildings	25,661	74,382
Inrom Construction Industries	2,596	11,944
†Isracard	8,292	33,980
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Israel (continued)
†Israel Discount Bank Class A	43,546	$ 207,301
Israel Land Development - Urban Renewal	991	12,782
Isras Investment	128	29,490
†Kamada	634	3,714
Kerur Holdings	403	12,239
Malam - Team	2,070	70,986
Matrix IT	2,451	66,249
Maytronics	4,037	84,092
Mega Or Holdings	1,052	33,882
†Mehadrin	38	1,666
Meitav Dash Investments	2,844	15,615
Menora Mivtachim Holdings	2,003	39,628
†Migdal Insurance & Financial Holdings	29,788	41,025
†Mizrahi Tefahot Bank	6,227	191,768
†Naphtha Israel Petroleum	2,641	12,297
Nawi Brothers	1,174	8,952
†Neto Malinda Trading	521	12,785
Neto ME Holdings	91	4,271
†Nice	211	51,531
†Nice Sponsored ADR	848	209,846
†Nova Measuring Instruments	1,159	118,988
†Oil Refineries	183,266	47,220
One Software Technologies	1,800	26,977
†OPC Energy	2,934	28,637
Palram Industries 1990	1,245	14,168
†Partner Communications	7,166	32,795
Paz Oil	555	68,129
Phoenix Holdings	9,536	89,125
Plasson Industries	216	11,939
Plus500	6,766	124,948
Rami Levy Chain Stores Hashikma Marketing 2006	414	27,226
Scope Metals Group	396	11,990
Shapir Engineering and Industry	4,570	34,834
†Shikun & Binui	17,190	111,152
Shufersal	9,132	72,660
Strauss Group	2,412	67,511
Tadiran Holdings	507	60,184
†Teva Pharmaceutical Industries ADR	12,716	125,888
†Tower Semiconductor	5,841	171,901
YH Dimri Construction & Development	672	40,030
		4,457,605
Italy–2.48%
A2A	103,471	211,519

LVIP Dimensional International Core Equity Fund–17

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Italy (continued)
ACEA	4,679	$ 108,133
Amplifon	7,582	374,358
Anima Holding	20,240	100,582
†Aquafil	1,318	10,393
†Arnoldo Mondadori Editore	9,603	18,310
Ascopiave	2,898	12,199
Assicurazioni Generali	16,650	333,751
†Atlantia	4,257	77,079
†Autogrill	5,787	42,407
Azimut Holding	9,520	231,185
=†Banca Carige	7	2
Banca Farmafactoring	10,088	101,078
†Banca Generali	3,118	133,024
Banca IFIS	2,288	36,354
Banca Mediolanum	9,367	91,121
†Banca Monte dei Paschi di Siena	3,450	4,721
Banca Popolare di Sondrio	26,099	113,204
Banco BPM	134,908	433,991
Banco di Desio e della Brianza	4,685	17,555
Be Shaping The Future	10,569	21,580
†Biesse	435	14,535
BPER Banca	60,793	132,313
Brembo	9,934	125,802
†Brunello Cucinelli	1,999	116,904
Buzzi Unicem	6,123	162,414
Carel Industries	1,549	37,194
Cementir Holding	2,477	25,259
†Cerved Group	11,139	129,439
†CIR SpA-Compagnie Industriali	42,425	25,455
CNH Industrial	47,991	792,407
Credito Emiliano	5,291	31,683
Danieli & C Officine Meccaniche	5,604	109,654
Davide Campari-Milano	2,665	35,692
De' Longhi	2,087	90,919
DiaSorin	1,484	280,665
Digital Bros	331	9,694
doValue	1,975	21,732
†Elica	3,193	13,346
Enel	138,122	1,282,711
Eni	33,228	404,639
ERG	2,382	70,611
Esprinet	1,533	26,939
Ferrari	2,515	518,896
†Fincantieri	11,573	10,429
†FinecoBank Banca Fineco	20,424	356,001
†Geox	789	1,029
Gruppo MutuiOnline	1,221	58,202
Hera	47,402	195,825
†IMMSI	4,790	3,050
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Italy (continued)
Infrastrutture Wireless Italiane	2,042	$ 23,031
Interpump Group	748	44,294
Intesa Sanpaolo	201,890	557,662
Iren	32,369	92,346
Italgas	18,912	123,606
†Juventus Football Club	33,533	28,708
La Doria	2,117	47,795
†Leonardo	15,791	127,549
LU-VE S.p.A.	721	14,534
Maire Tecnimont	9,843	35,994
†Mediaset	31,335	113,101
†Mediobanca Banca di Credito Finanziario	21,741	253,927
Moncler	7,433	502,909
†OVS	20,195	38,218
Piaggio & C	13,390	52,649
Pirelli & C	18,493	107,360
Poste Italiane	25,246	333,780
†Prima Industrie	237	6,197
Prysmian	10,066	360,818
RAI Way	7,667	46,183
Recordati Industria Chimica e Farmaceutica	1,750	100,018
Reno de Medici	19,356	31,443
Reply	1,161	190,804
Rizzoli Corriere Della Sera Mediagroup	17,359	14,573
Sabaf	510	15,602
†Safilo Group	2,772	4,404
Saipem	25,640	62,052
†Saras	40,141	33,556
Servizi Italia	1,444	3,818
†Sesa	667	111,516
†Societa Cattolica di Assicurazioni SC	11,414	94,807
SOL	1,200	24,218
Technogym	3,868	49,351
Telecom Italia	477,061	236,961
Telecom Italia RSP	403,614	213,832
Terna Rete Elettrica Nazionale	34,565	257,553
Tinexta	1,206	46,933
†Tod's	380	25,819
UniCredit	44,154	520,938
Unieuro	1,596	46,176
Unipol Gruppo	27,113	147,629
UnipolSai Assicurazioni	40,163	116,582
Webuild	8,251	21,896
Zignago Vetro	1,349	26,873
		12,864,000
Japan–22.31%
77 Bank	4,800	52,625

LVIP Dimensional International Core Equity Fund–18

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
A&D	2,600	$ 23,427
ABC-Mart	500	28,669
Achilles	800	9,815
Acom	11,800	51,408
Adastria	1,600	29,236
ADEKA	6,100	114,483
Ad-sol Nissin	1,300	27,335
Advan	1,400	11,783
Advantest	3,800	342,392
Aeon	12,600	338,548
Aeon Delight	1,500	47,054
Aeon Fantasy	1,000	20,109
AEON Financial Service	10,300	121,362
Aeon Hokkaido	2,300	23,456
Aeon Mall	3,000	46,204
Aeria	1,700	7,605
AGC	6,000	251,676
Agro-Kanesho	800	10,398
Ahresty	1,900	8,363
Ai Holdings	2,000	39,426
Aica Kogyo	1,900	66,785
Aichi Bank	600	14,944
Aichi Steel	1,200	32,945
Aichi Tokei Denki	500	19,353
Aida Engineering	3,200	28,487
Aiful	21,900	75,500
Ain Holdings	1,500	93,569
Air Water	12,600	193,715
Airport Facilities	2,700	14,339
Aisan Industry	2,000	15,860
Aisin Seiki	5,100	218,057
Ajinomoto	9,800	254,406
Ajis	700	22,778
Akatsuki	4,400	25,870
†Akebono Brake Industry	7,100	11,056
Akita Bank	1,500	18,849
Albis	600	12,638
Alconix	1,500	19,780
Alfresa Holdings	5,800	86,612
Alinco	2,100	19,451
Alpen	2,200	58,478
Alps Alpine	10,124	106,895
Altech	1,980	34,576
Amada	16,500	166,790
Amano	3,800	95,808
Amiyaki Tei	300	7,874
†ANA Holdings	2,000	47,023
Anest Iwata	1,300	11,842
Anritsu	4,600	85,752
AOKI Holdings	3,000	17,985
Aomori Bank	1,800	33,263
†Aoyama Trading	3,400	23,657
Aozora Bank	5,700	127,499
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Arakawa Chemical Industries	1,000	$ 10,730
Arata	1,100	42,675
Arcland Sakamoto	800	10,924
Arcland Service Holdings	1,400	27,674
Arcs	3,000	65,241
Arealink	700	8,405
Argo Graphics	800	24,015
Ariake Japan	300	18,606
ARTERIA Networks	1,900	30,887
Aruhi	2,100	27,069
As One	200	26,122
Asahi	1,900	24,508
Asahi Group Holdings	10,400	485,948
Asahi Holdings	6,600	134,620
Asahi Intecc	5,600	133,882
Asahi Kasei	48,000	527,332
Asahi Kogyosha	500	14,065
Asahi Net	1,400	8,695
ASAHI YUKIZAI	1,500	18,066
Asanuma	500	20,298
Asia Pile Holdings	1,700	7,192
Asics	2,200	55,686
ASKA Pharmaceutical Holdings	2,200	19,506
ASKUL	2,000	31,181
Astellas Pharma	27,200	473,634
Ateam	900	12,289
Atom	4,300	29,958
Aucnet	1,200	15,824
Autobacs Seven	5,300	70,511
Awa Bank	2,500	45,232
Axial Retailing	1,200	40,506
Azbil	1,600	66,322
Bandai Namco Holdings	3,500	242,837
Bando Chemical Industries	4,300	34,525
Bank of Iwate	1,400	21,423
Bank of Kochi	500	3,817
Bank of Kyoto	2,800	127,026
Bank of Nagoya	700	15,595
Bank of Okinawa	1,580	35,157
Bank of Saga	1,500	18,457
Bank of the Ryukyus	3,500	22,620
Bank of Toyama	500	10,599
Baroque Japan	2,900	21,066
BayCurrent Consulting	1,000	359,152
Belc	900	43,422
Bell System24 Holdings	3,000	47,203
Belluna	3,800	33,418
Benefit One	3,600	113,254
Benesse Holdings	4,000	99,482
BeNEXT Group	3,175	36,438
Bic Camera	5,500	55,399

LVIP Dimensional International Core Equity Fund–19

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
BML	1,700	$ 57,995
Bourbon	500	10,234
BP Castrol KK	1,800	21,614
Br Holdings	2,000	8,551
Bridgestone	13,700	623,372
Broadband Tower	9,400	19,799
Broadleaf	3,800	17,684
Brother Industries	12,700	253,440
Bunka Shutter	4,300	42,886
C Uyemura & Co.	600	25,600
Calbee	3,400	78,409
Can Do	500	8,790
Canon	6,800	153,818
Canon Electronics	1,900	29,348
Canon Marketing Japan	3,000	69,751
Capcom	5,200	152,122
Carlit Holdings	2,400	15,619
Casa	2,700	24,304
Casio Computer	5,000	83,577
Cawachi	1,200	24,239
Central Glass	2,700	51,718
Central Japan Railway	1,100	166,839
Central Security Patrols	900	25,073
Central Sports	600	13,108
†Change	3,200	85,980
Charm Care	3,000	32,837
Chiba Bank	13,600	81,897
Chiba Kogyo Bank	4,900	11,424
Chilled & Frozen Logistics Holdings	1,400	21,171
Chiyoda	1,800	14,339
Chodai	1,100	18,951
Chori	700	10,838
Chubu Electric Power	8,700	106,347
Chubu Shiryo	1,700	17,230
†Chuetsu Pulp & Paper	800	9,217
Chugai Pharmaceutical	5,900	233,780
Chugai Ro	300	5,420
Chugoku Bank	10,900	82,808
Chugoku Electric Power	5,300	48,375
Chugoku Marine Paints	4,600	35,526
Chukyo Bank	700	8,960
CI Takiron	4,000	21,027
Citizen Watch	20,800	76,763
CKD	1,300	27,382
CK-San-Etsu	100	2,844
Cleanup	2,500	12,129
CMIC Holdings	800	11,349
†CMK	2,400	9,311
Coca-Cola Bottlers Japan Holdings	7,175	112,118
cocokara fine	600	44,826
Colowide	1,000	17,832
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Computer Engineering & Consulting	1,800	$ 25,681
COMSYS Holdings	5,700	157,770
Comture	1,000	21,342
Concordia Financial Group	49,469	181,231
CONEXIO	1,700	22,953
Cosel	1,000	9,460
Cosmo Energy Holdings	4,600	105,461
Cosmos Pharmaceutical	600	88,033
†Create Restaurants Holdings	6,200	50,897
Create SD Holdings	1,300	38,616
Credit Saison	9,800	119,440
Creek & River	1,100	15,268
Cresco	900	15,441
CTI Engineering	400	8,173
CTS	2,700	20,609
Curves Holdings	3,600	29,715
CyberAgent	10,400	223,268
Cybozu	2,000	42,468
Dai Nippon Printing	6,400	135,322
Dai Nippon Toryo	2,000	15,140
Daibiru	2,100	26,502
Daicel	13,400	110,244
Dai-Dan	1,400	32,160
Daido Metal	3,800	20,455
Daido Steel	1,900	93,893
Daifuku	2,300	208,893
Daihatsu Diesel Manufacturing	2,100	8,733
Daihen	800	33,305
Daiho	1,000	36,230
Dai-Ichi Cutter Kogyo	2,400	29,143
Daiichi Jitsugyo	600	23,142
Daiichi Kigenso Kagaku-Kogyo	1,000	16,778
Dai-ichi Life Holdings	11,500	210,550
Daiichi Sankyo	2,700	58,195
Daiichikosho	2,200	84,459
Daiken	800	15,021
Daiken Medical	2,500	12,489
Daiki Aluminium Industry	3,000	30,325
Daikin Industries	4,400	819,443
Daikoku Denki	900	7,364
Daikokutenbussan	800	57,896
Daikyonishikawa	4,000	24,844
Dainichi	1,600	11,378
Dainichiseika Color & Chemicals Manufacturing	600	12,379
Daio Paper	5,600	92,699
Daiseki	1,000	44,917
Daishi Hokuetsu Financial Group	3,050	66,246

LVIP Dimensional International Core Equity Fund–20

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Daito Pharmaceutical	900	$ 27,301
Daito Trust Construction	1,900	207,795
Daitron	800	14,424
Daiwa House Industry	18,600	558,360
Daiwa Securities Group	37,700	207,037
Daiwabo Holdings	7,000	120,158
Daiyu Lic Holdings	1,600	18,046
DCM Holdings	9,200	87,615
Denka	5,500	182,929
Denso	3,400	231,951
Dentsu	5,400	193,213
Denyo	1,100	19,288
Dexerials	3,900	82,286
DIC	6,100	154,017
Digital Arts	500	38,076
Digital Garage	700	31,473
Digital Hearts Holdings	1,000	13,826
Dip	4,500	139,138
Disco	200	61,119
DKS	600	17,499
DMG Mori	9,200	165,127
Doutor Nichires Holdings	1,900	29,314
Dowa Holdings	3,400	133,894
DTS	2,200	52,379
Duskin	1,800	41,057
Eagle Industry	2,500	25,271
Earth	600	34,835
East Japan Railway	2,500	178,383
Ebara	5,600	275,728
Ebara Jitsugyo	1,200	33,485
Ebase	1,200	9,192
Eco's	1,500	26,545
EDION	6,600	64,458
EF-ON	960	8,624
eGuarantee	2,400	50,746
E-Guardian	700	17,832
Ehime Bank	2,500	17,575
Eidai	3,200	8,612
Eiken Chemical	1,600	30,950
Eisai	3,300	324,520
Eizo	1,100	49,161
Elan	1,800	20,755
Elecom	2,600	48,726
Electric Power Development	4,200	59,922
Elematec	1,500	17,674
Endo Lighting	1,600	10,989
ENEOS Holdings	53,950	225,765
Enigmo	2,400	30,655
en-japan	2,000	71,110
EPS Holdings	2,100	33,987
eRex	2,300	55,939
ES-Con Japan	1,800	12,395
ESPEC	900	18,139
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Exedy	2,000	$ 29,326
Ezaki Glico	2,200	81,984
FALCO HOLDINGS	900	13,553
Fancl	1,900	61,569
FANmmunications	2,300	8,198
Fast Retailing	700	526,945
FCC	2,600	37,867
†FDK	1,200	12,713
Feed One	1,840	12,157
Ferrotec Holdings	2,600	79,923
FIDEA Holdings	18,000	19,443
FINDEX	1,400	12,992
First Bank of Toyama	3,100	7,646
First Brothers	1,700	15,440
First Juken	1,000	10,766
Fixstars	1,500	11,706
FJ Next	1,500	13,650
Foster Electric	2,200	19,328
FP	2,000	74,261
France Bed Holdings	1,400	11,505
F-Tech	1,100	8,684
Fudo Tetra	1,890	30,061
Fuji	3,100	18,026
Fuji Aichi	3,500	80,085
Fuji Ehime	1,400	24,649
Fuji Electric	3,600	168,180
Fuji Miyagi	1,400	16,206
Fuji Oil	6,500	15,505
Fuji Oil Holdings	3,300	78,508
Fuji Pharma	700	7,265
Fuji Seal International	2,700	56,603
Fuji Soft	1,000	50,137
Fujibo Holdings	1,300	45,286
Fujicco	1,300	22,350
FUJIFILM Holdings	2,900	215,069
†Fujikura	24,000	111,472
Fujikura Kasei	1,700	7,957
Fujimi	400	18,219
Fujimori Kogyo	900	32,891
Fujisash	13,300	9,458
Fujitec	2,100	46,576
Fujitsu	3,200	599,127
Fujitsu General	1,700	45,096
Fujiya	600	11,547
FuKoKu	1,800	15,587
Fukuda	400	17,355
Fukuda Denshi	200	16,202
Fukui Bank	1,800	21,857
Fukui Computer Holdings	500	18,903
Fukuoka Financial Group	8,700	151,846
†Fukushima Bank	1,600	3,384
Fukushima Galilei	700	28,134
Fukuyama Transporting	2,000	74,261
FULLCAST Holdings	1,000	20,811

LVIP Dimensional International Core Equity Fund–21

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Funai Soken Holdings	2,300	$ 49,853
Furukawa	3,300	37,130
Furukawa Battery	2,300	32,876
Furukawa Electric	5,600	139,477
Furuno Electric	2,500	22,593
Furusato Industries	500	8,704
Furuya Metal	600	39,480
Furyu	2,700	34,219
Fuso Chemical	1,200	44,286
Fuso Pharmaceutical Industries	400	8,123
Futaba Industrial	7,100	33,425
Future	2,000	36,221
Fuyo General Lease	1,500	94,784
G-7 Holdings	1,600	48,679
Gakken Holdings	1,000	12,152
Gakkyusha	900	11,107
GCA	2,000	17,517
Gecoss	900	7,113
Genky DrugStores	1,300	45,403
Geo Holdings	3,500	38,751
Geostr	1,400	4,285
Giken	800	32,621
GLOBERIDE	700	28,260
Glory	4,300	89,139
GMO Cloud	800	33,881
GMO Financial Holdings	2,700	21,241
GMO internet	4,400	120,005
GMO Payment Gateway	800	104,199
Godo Steel	1,200	17,866
Goldwin	800	47,023
Grace Technology	1,300	18,805
GS Yuasa	5,000	127,593
G-Tekt	1,700	23,703
Gumi	1,200	9,127
GungHo Online Entertainment	3,180	63,288
Gunma Bank	28,900	91,048
Gunze	1,100	45,794
H2O Retailing	7,100	57,582
HABA Laboratories	400	14,402
Hachijuni Bank	28,400	91,518
Hagihara Industries	1,300	16,640
Hagiwara Electric Holdings	400	8,612
Hakudo	1,100	22,031
Hakuhodo DY Holdings	8,800	136,561
Hakuto	1,300	17,611
Halows	800	19,774
Hamakyorex	1,800	51,685
Hamamatsu Photonics	1,000	60,309
Hankyu Hanshin Holdings	6,100	188,060
Hanwa	3,300	95,351
Happinet	800	10,629
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Hard Off	2,100	$ 14,404
Harima Chemicals Group	1,400	11,329
Haseko	20,600	282,220
Hazama Ando	15,000	110,446
Heiwa	3,300	58,428
Heiwa Real Estate	1,500	56,573
Heiwado	3,300	65,884
Hibino	500	6,629
Hikari Tsushin	500	87,808
Hino Motors	6,400	56,283
Hioki EE	400	21,855
Hirakawa Hewtech	600	6,540
Hirata	400	23,835
Hirogin Holdings	17,900	94,257
Hiroshima Gas	2,000	6,877
Hisamitsu Pharmaceutical	500	24,619
Hitachi	23,800	1,362,724
Hitachi Construction Machinery	2,800	85,566
†Hitachi Metals	2,500	47,797
Hitachi Transport System	3,500	145,079
Hitachi Zosen	13,400	86,483
Hochiki	1,300	13,738
Hodogaya Chemical	400	14,222
Hogy Medical	1,600	49,183
Hokkaido Coca-Cola Bottling	200	7,372
Hokkaido Electric Power	9,500	43,013
Hokkaido Gas	800	11,140
Hokkan Holdings	800	10,060
Hokko Chemical Industry	2,100	18,373
Hokkoku Bank	1,900	37,848
Hokuetsu	9,600	49,860
Hokuetsu Industries	2,000	20,307
Hokuhoku Financial Group	9,900	72,271
Hokuriku Electric Power	7,900	43,093
Hokuto	1,200	20,728
Honda Motor	17,600	562,402
Honda Motor ADR	688	22,140
Honda Tsushin Kogyo	3,000	14,096
H-One	800	5,451
Honeys Holdings	2,300	21,034
Honma Golf	17,500	10,638
Hoosiers Holdings	1,000	6,427
Horiba	1,900	123,138
Hoshizaki	500	42,486
Hosokawa Micron	600	32,135
House Foods Group	2,400	73,343
Howa Machinery	1,300	9,443
Hoya	3,600	477,321
Hulic	13,500	151,897
Hyakugo Bank	12,500	34,430
Hyakujushi Bank	2,400	31,497
Ibiden	1,400	75,485

LVIP Dimensional International Core Equity Fund–22

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
IBJ	1,500	$ 15,163
Ichibanya	300	13,745
Ichigo	17,500	55,448
Ichiken	800	13,653
Ichikoh Industries	2,000	13,034
Ichinen Holdings	2,500	27,364
Ichiyoshi Securities	4,600	23,808
Idec	2,000	37,823
Idemitsu Kosan	5,196	125,486
IDOM	9,500	55,925
Ihara Science	1,200	19,767
†IHI	10,000	237,274
Iida Group Holdings	3,500	90,103
Iino Kaiun Kaisha	10,000	39,426
IJT Technology Holdings	2,700	17,887
†IMAGICA GROUP	1,900	7,884
Imasen Electric Industrial	1,900	12,040
Imura Envelope	1,100	10,080
Imuraya Group	800	16,742
Inaba Denki Sangyo	2,500	58,193
Inaba Seisakusho	900	12,265
Inabata & Co.	2,800	43,123
Ines	1,100	13,704
I-Net	1,100	14,050
Infocom	1,700	46,901
Infomart	11,600	95,122
Information Services International-Dentsu	1,800	74,207
Innotech	4,500	55,331
Inpex	37,000	276,097
Intage Holdings	2,000	27,922
Internet Initiative Japan	5,600	173,905
Inui Global Logistics	1,200	14,064
I-PEX Class C	300	6,640
IR Japan Holdings	800	100,743
Iriso Electronics	1,100	53,072
†Iseki & Co.	2,300	30,640
Isetan Mitsukoshi Holdings	16,000	111,472
Ishihara Sangyo Kaisha	1,600	16,116
Isuzu Motors	18,500	244,291
Ito En	900	53,387
ITOCHU	21,600	622,170
Itochu Enex	6,000	53,414
Itochu Techno-Solutions	2,100	65,025
Itochu-Shokuhin	300	14,285
Itoham Yonekyu Holdings	12,400	79,806
Itoki	4,300	13,973
IwaiCosmo Holdings	2,000	29,650
Iwaki	2,000	16,598
Iwaki & Co.	2,300	13,167
Iwasaki Electric	900	15,773
Iwatani	3,000	179,846
Iyo Bank	16,900	83,059
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Izumi	2,700	$ 101,589
J Front Retailing	18,400	163,140
†J Trust	7,800	25,978
JAC Recruitment	1,300	20,841
Jaccs	1,400	32,765
†Jalux	300	4,942
†Jamco	400	3,979
Janome Sewing Machine	1,000	6,787
†Japan Airlines	7,400	159,930
†Japan Airport Terminal	700	31,442
†Japan Asia Group	4,000	34,601
†Japan Asset Marketing	3,900	3,932
Japan Aviation Electronics Industry	4,000	70,678
†Japan Cash Machine	2,400	12,098
†Japan Display	40,900	13,990
Japan Elevator Service Holdings	2,000	46,483
Japan Exchange Group	11,300	251,235
Japan Investment Adviser	700	9,414
Japan Lifeline	2,500	30,402
Japan Material	4,100	49,859
Japan Medical Dynamic Marketing	1,400	27,510
†Japan Post Holdings	17,200	140,935
Japan Post Insurance	5,200	96,141
Japan Property Management Center	1,500	17,782
Japan Pulp & Paper	800	25,420
Japan Securities Finance	6,800	49,640
Japan Steel Works	3,800	97,621
Japan Tobacco	31,700	598,789
Japan Transcity	3,000	14,501
Japan Wool Textile	4,700	40,910
JBCC Holdings	800	10,506
JCR Pharmaceuticals	900	30,298
JCU	2,100	67,672
JDC	1,900	9,748
Jeol	1,800	105,315
JFE Holdings	11,100	129,989
JGC Holdings	11,700	109,001
Jimoto Holdings	1,930	11,136
JINS	1,100	84,261
JK Holdings	1,500	10,667
JM Holdings	800	15,871
JMS	1,500	11,166
†Joban Kosan	800	10,413
J-Oil Mills	1,400	23,679
Joshin Denki	1,000	24,214
JP-Holdings	4,300	10,412
JSP	1,400	20,100
JSR	1,800	54,440
JTEKT	14,100	144,560
Juki	2,600	18,559

LVIP Dimensional International Core Equity Fund–23

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Juroku Bank	1,800	$ 31,692
Justsystems	900	52,982
JVC Kenwood	16,000	34,133
Kadoya Sesame Mills	300	10,869
Kaga Electronics	1,700	45,570
Kagome	1,300	34,298
Kajima	25,900	328,019
Kakaku.com	2,700	81,538
Kaken Pharmaceutical	2,100	89,977
Kakiyasu Honten	700	15,979
Kameda Seika	900	35,888
Kamei	1,600	16,174
Kamigumi	5,400	109,512
Kanaden	1,100	10,397
Kanagawa Chuo Kotsu	400	12,764
Kanamic Network	1,800	10,645
Kanamoto	2,500	57,563
Kandenko	9,600	74,920
Kaneka	3,800	153,067
Kaneko Seeds	900	11,998
Kanematsu	6,800	90,405
Kanematsu Electronics	800	25,852
Kansai Electric Power	9,800	93,461
Kansai Paint	1,200	30,579
Kanto Denka Kogyo	4,200	37,465
Kao	6,400	393,753
†Kasai Kogyo	2,600	9,338
Katitas	1,600	44,935
Kato Sangyo	1,700	51,798
Kato Works	400	3,536
Kawada Technologies	200	6,319
†Kawasaki Heavy Industries	10,800	230,883
†Kawasaki Kisen Kaisha	2,100	75,516
KDDI	50,800	1,584,428
†Keihan Holdings	3,000	90,733
Keihanshin Building	1,600	19,616
Keikyu	4,300	52,562
Keio	1,300	76,412
Keisei Electric Railway	1,800	57,437
Keiyo	3,000	21,198
Keiyo Bank	9,000	32,972
Kenko Mayonnaise	500	7,156
Kewpie	5,100	114,445
Keyence	600	302,822
KFC	1,300	21,648
KFC Holdings Japan	1,400	35,613
KH Neochem	2,400	55,758
Kikkoman	1,700	112,165
†Kintetsu Department Store	700	19,249
†Kintetsu Group Holdings	2,300	80,742
Kintetsu World Express	2,900	61,031
Kirin Holdings	11,400	222,264
Ki-Star Real Estate	600	28,516
Kitagawa	600	9,230
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Kita-Nippon Bank	400	$ 5,941
Kitano Construction	300	6,278
Kitanotatsujin	3,800	16,897
Kito	2,000	30,100
Kitz	5,100	34,660
Kiyo Bank	4,100	53,033
†KLab	2,900	18,142
Koa	2,000	31,199
Koatsu Gas Kogyo	2,000	11,738
Kobayashi Pharmaceutical	300	25,627
Kobe Bussan	4,800	151,222
†Kobe Electric Railway	500	15,550
Kobe Steel	22,700	145,687
Kohnan Shoji	1,900	65,331
Kohsoku	800	10,607
Koito Manufacturing	1,700	105,738
Kojima	3,000	20,496
Kokuyo	6,700	104,636
Komatsu	9,800	243,511
Komatsu Wall Industry	700	12,375
KOMEDA Holdings	3,200	59,625
Komehyo	1,100	14,179
Komeri	3,000	70,696
Konaka	2,400	7,539
Konami Holdings	3,700	222,143
Kondotec	2,100	18,997
Konica Minolta	21,600	119,379
Konishi	2,500	36,320
Konoike Transport	1,600	17,455
Konoshima Chemical	1,400	28,102
†Kosaido	2,100	15,765
Kose	100	15,734
Krosaki Harima	500	19,375
KRS	600	9,559
K's Holdings	12,000	137,936
KU Holdings	1,500	13,178
Kubota	8,600	173,943
Kumagai Gumi	2,800	70,570
Kumiai Chemical Industry	4,770	36,496
Kurabo Industries	800	13,696
Kuraray	22,500	216,099
Kureha	1,100	63,666
Kurimoto	800	11,896
Kurita Water Industries	3,900	187,110
Kuriyama Holdings	1,400	9,174
Kusuri no Aoki Holdings	800	58,328
KYB	1,100	37,229
Kyodo Printing	400	9,541
Kyoei Steel	2,300	29,978
Kyokuto Boeki Kaisha	700	15,985
Kyokuto Kaihatsu Kogyo	2,300	32,649
Kyokuto Securities	3,600	26,280
Kyokuyo	500	13,029
KYORIN Holdings	3,000	48,931

LVIP Dimensional International Core Equity Fund–24

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
†Kyoritsu Printing	3,400	$ 4,254
Kyosan Electric Manufacturing	4,100	15,574
Kyowa Exeo	3,500	86,165
Kyudenko	2,400	77,015
Kyushu Electric Power	10,000	76,961
Kyushu Financial Group	26,500	93,506
†Kyushu Railway	3,200	72,183
LAC	800	7,525
Lasertec	4,300	835,654
Lawson	3,300	152,680
LEC	1,800	18,309
Life	900	28,557
LIFULL	5,900	18,800
Linical	1,000	7,588
Link And Motivation	1,400	9,855
Lintec	3,400	73,757
Lion	3,600	60,986
LITALICO	1,200	61,893
LIXIL Group	10,000	258,607
Look Holdings	1,700	22,907
†M&A Capital Partners	400	19,515
M3	8,000	584,221
Mabuchi Motor	1,000	37,805
Macnica Fuji Electronics Holdings	3,900	93,766
Macromill	3,300	25,308
Maeda	8,300	71,947
Maeda Kosen	900	28,273
Maeda Road Construction	3,000	58,923
Maezawa Industries	2,700	15,068
Makino Milling Machine	1,900	76,619
Makita	500	23,538
Mani	1,100	25,209
MarkLines	1,600	42,198
Marubeni	49,800	433,069
Marubun	2,400	13,610
Marudai Food	1,600	24,412
Maruha Nichiro	3,300	70,132
Marui Group	9,900	186,068
Maruka Machinery	900	19,977
Marusan Securities	3,900	21,203
Maruwa	600	60,435
Maruwa Unyu Kikan	1,600	22,741
Maruzen CHI Holdings	2,600	9,478
Maruzen Showa Unyu	800	24,051
Maruzen/Taito ward	900	17,774
Marvelous	2,500	17,778
Matching Service Japan	900	9,746
Matsuda Sangyo	800	15,461
Matsui Securities	1,500	10,937
Matsumotokiyoshi Holdings	3,600	158,945
Matsuoka	1,600	23,821
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Matsuyafoods Holdings	200	$ 6,346
Max	2,300	37,721
†Maxell Holdings	4,900	54,780
Maxvalu Tokai	500	11,162
†Mazda Motor	13,200	124,045
McDonald's Holdings	1,000	44,106
MCJ	5,000	55,763
Mebuki Financial Group	46,990	98,975
Medical Data Vision	1,200	23,763
Medical System Network	4,100	27,310
Medikit	500	14,177
Medipal Holdings	5,800	110,784
†MedPeer	500	19,825
Megachips	500	14,335
Megmilk Snow Brand	3,500	66,601
Meidensha	2,200	43,745
Meiji Electric Industries	1,100	14,238
MEIJI Holdings	5,100	305,279
Meiko Electronics	1,200	35,213
Meisei Industrial	2,700	17,790
Meitec	1,600	86,557
†Meiwa	2,500	10,667
Melco Holdings	400	19,083
Members	800	24,448
Menicon	1,400	98,294
METAWATER	2,000	37,968
Michinoku Bank	2,000	16,760
Mie Kotsu Group Holdings	2,500	10,509
Mikuni	1,600	4,421
Milbon	1,300	73,487
Mimasu Semiconductor Industry	1,100	27,140
MINEBEA MITSUMI	14,232	376,505
Ministop	600	7,648
Miraca Holdings	4,000	103,119
Mirai Industry	1,100	17,219
Mirait Holdings	6,200	109,998
Miroku Jyoho Service	900	12,921
MISUMI Group	2,600	87,997
Mitani	600	37,643
Mitani Sekisan	400	15,194
Mito Securities	5,800	15,349
†Mitsuba	2,400	17,693
Mitsubishi	14,800	403,388
Mitsubishi Chemical Holdings	45,700	384,004
Mitsubishi Electric	18,500	268,520
Mitsubishi Estate	12,700	205,370
Mitsubishi Gas Chemical	3,600	76,345
Mitsubishi Heavy Industries	15,200	447,264
Mitsubishi Kakoki Kaisha	700	16,363
Mitsubishi Logisnext	3,300	30,209
Mitsubishi Logistics	3,000	88,843

LVIP Dimensional International Core Equity Fund–25

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Mitsubishi Materials	6,700	$ 133,584
†Mitsubishi Motors	30,100	84,533
†Mitsubishi Paper Mills	2,100	6,824
Mitsubishi Pencil	3,000	38,832
Mitsubishi Research Institute	500	17,755
Mitsubishi Shokuhin	1,200	30,342
†Mitsubishi Steel Manufacturing	600	4,774
Mitsubishi UFJ Financial Group	141,500	764,338
Mitsubishi UFJ Lease & Finance	59,690	319,686
Mitsui Chemicals	10,600	365,912
†Mitsui E&S Holdings	6,300	29,432
Mitsui Fudosan	10,000	231,604
Mitsui High-Tec	900	51,766
Mitsui Matsushima Holdings	1,700	15,272
Mitsui Mining & Smelting	5,200	144,165
Mitsui OSK Lines	5,100	245,142
Mitsui Sugar	1,200	20,167
Mitsui-Soko Holdings	1,600	36,380
Miura	500	21,671
Miyazaki Bank	900	16,040
Miyoshi Oil & Fat	1,500	16,972
Mizuho Financial Group	26,970	385,390
Mizuho Leasing	1,900	64,049
Mizuno	1,700	36,144
Modec	900	16,672
Monex Group	14,000	94,262
Monogatari	1,400	94,136
MonotaRO	4,600	108,898
MORESCO	700	6,855
Morinaga & Co.	2,100	67,105
Morinaga Milk Industry	3,200	166,776
Moriroku Holdings	1,700	33,497
Morita Holdings	1,900	27,347
Morito	1,400	7,637
Mory Industries	200	4,259
MrMax Holdings	2,600	15,306
MS&AD Insurance Group Holdings	5,400	155,931
MTI	1,200	7,302
Murata Manufacturing	8,000	610,793
Musashi Seimitsu Industry	4,800	106,892
Musashino Bank	2,100	31,568
Nabtesco	5,700	215,491
NAC	2,400	19,680
Nachi-Fujikoshi	1,300	45,754
Nafco	1,600	28,891
Nagano Bank	700	7,170
Nagano Keiki	1,200	11,774
Nagase & Co.	8,000	119,393
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Nagatanien Holdings	1,000	$ 19,227
Nagawa	300	23,223
†Nagoya Railroad	3,700	68,808
Nakabayashi	2,100	11,361
Nakamuraya	500	17,080
Nakanishi	1,200	26,248
Nakayama Steel Works	3,400	12,364
†Nankai Electric Railway	3,800	81,168
Nanto Bank	2,300	38,031
Natori	700	11,884
NEC	9,600	494,280
NEC Capital Solutions	700	13,572
NEC Networks & System Integration	2,400	37,913
NET One Systems	3,200	105,567
Neturen	2,000	10,081
Nexon	3,200	71,319
Nextage	2,100	35,575
NGK Insulators	6,500	109,060
NGK Spark Plug	12,500	185,202
NH Foods	5,600	217,760
NHK Spring	13,900	114,108
Nichias	3,500	88,055
Nichiban	600	9,505
Nichicon	4,500	48,405
Nichiden	1,300	25,205
Nichiha	2,000	50,821
Nichi-iko Pharmaceutical	5,500	44,061
Nichirei	7,100	186,551
Nichirin	1,300	18,992
Nidec	1,300	150,659
Nifco	5,600	211,459
Nihon Chouzai	800	11,255
Nihon Denkei	800	12,746
Nihon Flush	2,200	24,793
Nihon House Holdings	2,600	9,338
Nihon Kohden	1,700	48,508
Nihon M&A Center	9,000	233,395
Nihon Nohyaku	2,400	10,888
Nihon Parkerizing	5,700	56,900
Nihon Plast	1,900	12,331
Nihon Tokushu Toryo	600	5,887
Nihon Unisys	3,400	102,219
Nihon Yamamura Glass	1,000	8,209
Nikkiso	6,300	63,343
Nikko	2,100	13,156
Nikkon Holdings	4,500	97,943
Nikon	15,300	163,198
Nintendo	1,000	581,664
Nippo	3,800	108,259
Nippon Air Conditioning Services	1,800	11,585
Nippon Carbide Industries	800	9,261
Nippon Carbon	1,000	37,715

LVIP Dimensional International Core Equity Fund–26

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Nippon Ceramic	1,400	$ 36,810
Nippon Chemical Industrial	600	16,337
†Nippon Chemi-Con	2,100	50,451
Nippon Chemiphar	300	6,305
Nippon Coke & Engineering	18,200	16,710
Nippon Commercial Development	700	10,970
Nippon Concept	800	13,444
Nippon Concrete Industries	2,600	7,606
Nippon Denko	13,700	37,859
Nippon Densetsu Kogyo	2,800	45,493
Nippon Electric Glass	5,500	129,214
Nippon Express	4,700	357,910
Nippon Flour Mills	3,700	52,255
Nippon Gas	8,700	147,852
Nippon Kanzai	600	13,459
Nippon Kayaku	8,400	79,391
Nippon Kodoshi	800	26,536
Nippon Koei	800	22,215
Nippon Light Metal Holdings	4,270	71,875
Nippon Paint Holdings	3,500	47,509
Nippon Paper Industries	8,500	95,180
Nippon Parking Development	13,600	20,689
Nippon Pillar Packing	1,300	25,966
Nippon Piston Ring	800	9,275
Nippon Road	600	41,640
Nippon Seisen	400	16,634
Nippon Sharyo	1,700	32,165
Nippon Shinyaku	300	23,790
Nippon Shokubai	1,300	62,487
Nippon Signal	3,400	28,034
Nippon Soda	1,700	49,197
Nippon Steel	9,310	157,003
Nippon Steel Trading	1,400	55,070
Nippon Suisan Kaisha	26,600	126,661
Nippon Systemware	1,500	30,528
Nippon Telegraph & Telephone	11,400	297,019
Nippon Thompson	6,000	32,729
Nippon Yakin Kogyo	1,540	31,467
Nippon Yusen	11,600	587,857
Nipro	11,100	131,188
Nishimatsu Construction	4,100	127,693
Nishimoto	700	17,403
Nishi-Nippon Financial Holdings	9,600	54,613
Nishi-Nippon Railroad	2,300	55,732
Nishio Rent All	2,000	55,808
Nissan Chemical	2,900	142,005
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
†Nissan Motor	30,300	$ 150,361
Nissei ASB Machine	400	17,769
Nissei Plastic Industrial	1,500	18,822
Nissha	2,100	31,586
Nisshin Oillio Group	2,700	74,612
Nisshin Seifun Group	3,400	49,732
Nisshinbo Holdings	11,768	101,584
Nissin	1,000	13,178
Nissin Electric	3,300	41,675
Nissin Foods Holdings	1,100	79,211
Nisso	2,200	16,397
Nitori Holdings	600	106,179
Nitto Boseki	1,000	30,874
Nitto Denko	2,100	156,704
Nitto Fuji Flour Milling	300	19,119
Nitto Kogyo	2,100	34,460
Nitto Seiko	3,100	15,766
Nittoc Construction	3,400	23,106
Noda	1,000	6,985
Noevir Holdings	1,200	60,921
NOF	2,500	130,294
Nohmi Bosai	2,100	39,620
Nojima	2,100	51,907
NOK	4,500	55,817
Nomura	6,500	55,876
Nomura Holdings	51,100	261,169
Nomura Real Estate Holdings	8,700	220,681
Nomura Research Institute	2,820	93,285
Noritake	700	26,590
Noritsu Koki	1,200	25,665
Noritz	2,000	33,449
North Pacific Bank	17,800	37,813
NS Solutions	2,000	64,449
NS United Kaiun Kaisha	700	15,261
NSD	4,000	66,826
NSK	8,100	68,463
†NTN	36,600	95,540
NTT Data	17,700	276,107
Obara Group	900	30,865
Obayashi	24,200	192,345
OBIC Business Consultants	400	23,115
†Odakyu Electric Railway	4,400	111,134
Oenon Holdings	3,500	11,688
Ogaki Kyoritsu Bank	3,100	51,734
Ohsho Food Service	400	20,163
Oiles	2,600	36,228
Oita Bank	1,400	21,108
Oji Holdings	27,200	156,205
Okabe	2,800	16,231
Okamoto Industries	800	29,452
Okamoto Machine Tool Works	700	38,751

LVIP Dimensional International Core Equity Fund–27

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Okamura	2,600	$ 35,175
Okasan Securities Group	11,400	42,688
Oki Electric Industry	7,000	64,143
Okinawa Cellular Telephone	800	36,941
Okinawa Electric Power	1,948	24,285
OKUMA	1,600	78,203
Okumura	1,100	28,922
Okura Industrial	800	18,003
Okuwa	2,100	20,547
Olympus	17,600	349,798
Omron	1,000	79,301
Ono Pharmaceutical	2,500	55,786
Onoken	1,400	15,992
Onward Holdings	5,500	16,634
Open House	3,400	159,755
Optex Group	800	13,365
Optorun	1,000	22,233
Oracle	500	38,256
Organo	800	44,863
Orient	45,000	59,139
Oriental Land	200	28,498
†Oriental Shiraishi	8,700	21,771
Oro	500	17,778
Osaka Gas	5,300	98,706
Osaka Organic Chemical Industry	1,700	67,330
Osaka Soda	800	17,491
†OSAKA Titanium Technologies	1,300	9,268
Osaki Electric	4,100	22,438
OSG	6,000	104,019
Otsuka	1,800	94,460
Otsuka Holdings	3,000	124,407
OUG Holdings	500	12,804
Outsourcing	11,100	201,727
Pacific Industrial	3,500	37,711
Pack	700	17,025
PAL GROUP Holdings	2,200	34,180
PALTAC	600	31,109
Pan Pacific International Holdings	7,600	157,753
Panasonic	71,700	829,653
Paramount Bed Holdings	3,200	57,003
†Park24	6,500	118,070
Pasona Group	2,500	48,607
Pegasus Sewing Machine Manufacturing	1,900	8,107
Penta-Ocean Construction	22,600	157,251
†PeptiDream	1,600	78,491
Persol Holdings	9,600	189,675
Pickles	600	19,065
Pigeon	2,400	67,618
Pilot	2,300	77,843
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Pola Orbis Holdings	1,500	$ 39,615
Poletowin Pitcrew Holdings	1,400	13,736
Premium Group	700	22,116
Press Kogyo	6,300	19,678
Pressance	1,900	25,551
Prestige International	6,800	43,030
Prima Meat Packers	2,400	64,917
Pronexus	1,200	11,050
Pro-Ship	1,600	20,134
Proto	1,400	16,559
PS Mitsubishi Construction	2,300	12,794
Punch Industry	1,000	6,418
†QB Net Holdings	900	14,687
Qol	1,000	13,952
Quick	700	7,315
Raito Kogyo	2,000	32,513
Raiznext	3,000	31,163
Rakus	5,200	142,059
Rakuten	1,400	15,803
Rasa	1,300	10,532
Rasa Industries	900	15,238
Raysum	1,600	11,997
Recruit Holdings	14,600	718,862
Relia	1,600	19,544
Relo Group	5,100	116,603
†Renesas Electronics	35,700	385,937
Rengo	14,200	118,232
†RENOVA	1,600	63,009
Resona Holdings	58,691	225,688
Resorttrust	5,300	86,540
Retail Partners	1,600	16,894
Ricoh Leasing	1,500	46,514
Ride On Express Holdings	1,100	14,139
Riken	400	9,199
Riken Keiki	800	19,119
Riken Technos	2,900	16,054
Riken Vitamin	1,000	14,006
Rinnai	800	76,115
Rion	500	13,155
Riso Kagaku	700	11,190
†Riso Kyoiku	9,000	26,977
Rohm	800	73,955
Rohto Pharmaceutical	4,700	126,284
Rokko Butter	1,000	13,988
Roland DG	1,500	35,996
Rorze	1,000	88,033
RS Technologies	400	23,547
Ryobi	1,600	22,338
Ryoden	1,300	19,015
Ryohin Keikaku	16,300	341,861
Ryosan	1,600	29,078
S Foods	800	23,691

LVIP Dimensional International Core Equity Fund–28

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
S&B Foods	600	$ 24,790
Sac's Bar Holdings	900	5,047
Saibu Gas	1,000	21,909
Saizeriya	1,500	35,983
Sakai Chemical Industry	1,000	16,652
Sakai Heavy Industries	300	6,697
Sakai Moving Service	1,000	51,848
Sakata INX	2,800	25,481
Sakura Internet	2,500	14,065
Sala	3,600	18,795
SAMTY	1,800	34,527
San Holdings	900	9,843
San ju San Financial Group	1,440	17,499
San-A Class A	1,200	45,583
San-Ai Oil	4,300	49,775
Sanei Architecture Planning	1,000	17,976
Sangetsu	3,300	45,982
San-In Godo Bank	11,600	56,280
†Sanken Electric	2,200	109,510
Sanki Engineering	3,200	40,470
Sankyo	3,000	76,610
Sankyo Frontier	500	18,633
Sankyo Tateyama	2,400	18,471
Sankyu	3,500	151,694
Sanoh Industrial	4,800	50,681
Sansha Electric Manufacturing	2,300	24,326
Sanshin Electronics	1,200	23,342
Santen Pharmaceutical	7,600	104,667
Sanwa Holdings	13,000	159,611
Sanyo Chemical Industries	800	38,958
Sanyo Denki	400	27,652
Sanyo Electric Railway	600	10,229
†Sanyo Special Steel	1,500	21,765
Sanyo Trading	2,000	23,439
Sapporo Holdings	4,800	99,893
Sato Holdings	1,700	41,683
Sato Shoji	700	7,063
Satori Electric	200	1,467
Sawada Holdings	1,600	14,359
Sawai Group Holdings	3,100	138,125
SB Technology	1,300	35,866
SBI Holdings	6,800	160,857
SBS Holdings	1,000	29,974
Scala	1,600	10,888
SCREEN Holdings	1,500	148,251
Scroll	4,000	31,577
SCSK	1,200	71,506
SEC Carbon	300	18,039
Secom	1,700	129,212
Seed	1,000	7,264
Sega Sammy Holdings	5,400	70,869
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
†Seibu Holdings	8,100	$ 94,930
Seika	900	12,978
Seikitokyu Kogyo	2,900	22,162
Seiko Epson	17,000	299,005
Seiko Holdings	1,600	31,929
Seino Holdings	6,800	87,161
Seiren	1,900	37,523
Sekisui Chemical	11,600	198,284
Sekisui House	9,600	196,891
Sekisui Jushi	1,300	24,691
Sekisui Kasei	2,500	13,614
Senko Group Holdings	8,600	83,914
Senshu Electric	600	20,982
Senshu Ikeda Holdings	19,500	27,909
Seria	2,000	73,721
Seven & i Holdings	20,600	982,206
Seven Bank	40,900	86,884
SG Holdings	3,600	94,395
Sharp	5,600	92,397
Shibaura Electronics	600	29,704
Shibaura Machine	1,400	30,912
Shibaura Mechatronics	600	44,178
Shibusawa Warehouse	700	13,326
Shibuya	1,300	36,334
Shiga Bank	2,900	50,694
Shikoku Bank	2,900	18,168
Shikoku Electric Power	5,500	37,427
Shima Seiki Manufacturing	2,800	47,862
Shimadzu	1,900	73,455
Shimano	200	47,437
Shimizu	17,800	136,510
Shimizu Bank	1,100	14,525
Shimojima	500	4,973
Shin Nippon Air Technologies	400	7,277
Shinagawa Refractories	700	23,628
†Shindengen Electric Manufacturing	300	12,719
Shin-Etsu Chemical	2,000	334,488
Shin-Etsu Polymer	4,100	37,865
Shinko Electric Industries	1,700	62,204
Shinko Shoji	2,200	15,387
Shinmaywa Industries	5,200	44,888
Shinoken Group	2,800	30,723
Shinsei Bank	8,300	108,854
Shinsho	700	15,273
Shinwa	400	7,878
Shinwa/Gifu	2,900	18,247
Shionogi & Co.	3,500	182,443
Ship Healthcare Holdings	5,000	116,702
Shiseido	2,000	147,099
Shizuki Electric	1,400	8,216
Shizuoka Bank	21,500	166,241

LVIP Dimensional International Core Equity Fund–29

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Shizuoka Gas	4,100	$ 36,721
SHO-BOND Holdings	700	29,142
Shoei	1,200	45,313
Shoei Foods	600	20,280
Shofu	1,000	17,787
Showa Denko	6,600	196,048
Showa Sangyo	1,000	26,896
SIGMAXYZ	2,000	42,648
Siix	1,200	15,349
Sinanen Holdings	600	16,445
Sinfonia Technology	1,200	13,491
Sinko Industries	1,600	27,004
SK-Electronics	700	6,490
SKY Perfect JSAT Holdings	14,400	52,496
†Skylark Holdings	11,400	158,335
SMC	100	59,094
SMK	200	4,438
SMS	4,400	131,689
Soda Nikka	2,000	9,901
Sodick	4,700	43,195
Softbank	24,400	319,235
SoftBank Group	26,500	1,854,606
Softcreate Holdings	700	16,067
Sohgo Security Services	2,300	104,757
Sojitz	63,600	191,782
Soken Chemical & Engineering	1,100	19,684
Solasto	1,900	24,046
Sompo Holdings	8,800	325,242
Sony	21,800	2,122,211
Sotetsu Holdings	2,800	55,171
Sourcenext	8,100	23,186
†Space Value Holdings	2,600	16,827
Sparx Group	4,800	11,061
SPK	1,000	11,936
S-Pool	4,800	43,249
Square Enix Holdings	1,300	64,476
SRA Holdings	1,000	24,015
Srg Takamiya	2,400	11,018
ST	1,200	18,687
St Marc Holdings	900	12,913
Stanley Electric	2,900	83,924
Star Mica Holdings	1,800	19,443
Star Micronics	1,700	25,876
Starts	3,000	76,772
Starzen	800	15,144
Stella Chemifa	400	10,377
Strike	600	23,952
Studio Alice	900	19,994
Subaru	23,300	459,624
Sugi Holdings	900	65,619
Sugimoto & Co.	800	16,202
SUMCO	17,300	424,344
Sumida	2,500	27,184
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Suminoe Textile	800	$ 14,697
Sumitomo	13,000	174,121
Sumitomo Bakelite	2,000	88,393
Sumitomo Chemical	70,400	373,245
Sumitomo Dainippon Pharma	3,000	62,865
Sumitomo Densetsu	1,400	28,808
Sumitomo Electric Industries	23,100	340,798
Sumitomo Forestry	13,400	245,457
Sumitomo Heavy Industries	7,100	195,562
Sumitomo Metal Mining	3,800	147,936
Sumitomo Mitsui Construction	14,700	62,455
Sumitomo Mitsui Financial Group	12,500	430,937
Sumitomo Mitsui Financial Group ADR	10,818	74,536
Sumitomo Mitsui Trust Holdings	7,400	234,999
Sumitomo Osaka Cement	2,500	67,960
Sumitomo Realty & Development	7,300	260,867
Sumitomo Riko	3,300	21,447
Sumitomo Rubber Industries	12,400	171,108
Sumitomo Seika Chemicals	600	19,443
Sun Frontier Fudousan	2,200	20,714
Suncall	2,900	11,956
Sundrug	3,700	117,566
Suntory Beverage & Food	5,900	221,990
Sun-Wa Technos	1,500	16,351
†SuRaLa Net	800	16,519
Suruga Bank	13,100	39,148
Sushiro Global Holdings	6,200	267,600
Suzuken Aichi	3,800	111,337
Suzuki	2,700	23,720
Suzuki Motor	4,100	173,492
SWCC Showa Holdings	1,600	25,290
Sysmex	1,400	166,344
Systena	3,600	68,990
Syuppin	1,200	12,163
T Hasegawa	1,500	33,215
†T RAD	800	19,234
T&D Holdings	14,200	183,547
T&K Toka	1,200	9,149
Tachibana Eletech	800	10,362
Tachikawa	900	10,734
Tachi-S	1,400	18,726
Tadano	7,900	82,488
Taihei Dengyo Kaisha	1,000	23,529
Taiheiyo Cement	9,200	201,813

LVIP Dimensional International Core Equity Fund–30

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Taiho Kogyo	900	$ 7,972
Taikisha	1,700	50,727
Taiko Pharmaceutical	800	7,331
Taisei	11,100	363,689
Taisei Lamick	500	12,093
Taiyo Holdings	1,200	56,708
Taiyo Nippon Sanso	7,000	143,472
Taiyo Yuden	9,300	459,580
Takamatsu Construction Group	1,100	20,021
Takaoka Toko	700	8,544
Takara &	700	10,756
Takara Bio	800	21,351
Takara Holdings	5,400	67,321
Takara Leben	9,900	29,942
Takara Standard	2,500	34,205
Takasago International	1,100	26,734
Takasago Thermal Engineering	2,900	48,344
Takashimaya	9,700	105,474
†Take And Give Needs	1,700	15,103
TAKEBISHI	800	11,140
Takeda Pharmaceutical	12,123	405,828
Takeei	3,400	48,080
Takeuchi Manufacturing	2,700	67,248
Takihyo	700	11,764
Takuma	2,700	40,806
Tama Home	1,400	28,921
Tamron	700	15,343
Tamura	7,000	52,487
Tanseisha	2,100	16,767
Taoka Chemical	200	23,259
Tatsuta Electric Wire and Cable	3,600	17,855
Tayca	1,900	21,942
Tbk	4,000	14,978
TDK	6,500	789,279
TechMatrix	2,400	39,771
TechnoPro Holdings	6,300	149,029
Teijin	13,200	201,158
Teikoku Electric Manufacturing	1,200	13,729
Tekken	1,100	18,238
Terumo	6,100	247,196
T-Gaia	1,500	26,369
THK	3,800	113,389
TIS	8,400	214,508
TKC	1,200	36,347
Toa Hyogo	2,500	20,073
Toa Oil	400	9,739
TOA ROAD	300	12,422
Toa Tokyo	1,300	28,810
Tobishima	2,080	19,678
Tobu Railway	3,300	85,311
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Tocalo	5,800	$ 73,247
Tochigi Bank	7,700	11,852
Toda	11,200	77,123
Toei	200	37,373
Toei Animation	600	71,128
Toenec	1,000	32,450
†Toho (Kobe)	300	4,310
Toho (Tokyo)	900	37,103
Toho Bank	16,500	30,298
Toho Gas	1,200	58,761
Toho Holdings	4,400	70,775
Toho Titanium	1,700	15,807
Toho Zinc	900	15,238
Tohoku Bank	1,100	9,961
Tohoku Electric Power	10,300	80,661
Tokai	1,000	21,891
Tokai Carbon	12,400	170,996
TOKAI Holdings	6,700	54,579
Tokai Rika	4,500	72,141
Tokai Tokyo Financial Holdings	13,200	46,814
Tokio Marine Holdings	7,100	326,449
Tokushu Tokai Paper	800	30,892
Tokuyama	5,100	103,841
†Tokyo Base	1,700	10,712
Tokyo Century	2,600	139,718
†Tokyo Electric Power	34,900	103,668
Tokyo Electron	1,600	692,452
Tokyo Electron Device	500	24,619
Tokyo Gas	5,500	103,817
Tokyo Keiki	1,200	11,568
Tokyo Kiraboshi Financial Group	2,700	36,358
Tokyo Ohka Kogyo	1,200	75,719
Tokyo Rakutenchi	300	11,207
†Tokyo Rope Manufacturing	100	999
Tokyo Sangyo	2,400	13,243
Tokyo Seimitsu	2,500	113,191
Tokyo Steel Manufacturing	8,000	79,788
Tokyo Tatemono	12,800	182,503
Tokyo Tekko	1,100	15,327
Tokyotokeiba	500	20,410
Tokyu	5,600	76,165
Tokyu Construction	6,200	43,921
Tokyu Fudosan Holdings	37,600	226,084
Toli	2,800	6,124
Tomen Devices	300	10,977
Tomoe	1,600	5,458
Tomoe Engineering	1,100	22,516
Tomoku	800	13,653
TOMONY Holdings	8,900	23,473
Tomy	7,200	61,699
Tonami Holdings	500	20,928
Topcon	5,200	77,606

LVIP Dimensional International Core Equity Fund–31

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Toppan Forms	1,700	$ 16,557
Topre	2,600	37,235
†Topy Industries	1,200	13,999
Toray Industries	80,600	536,221
Torex Semiconductor	1,300	36,743
Toridoll Holdings	3,000	50,875
Torishima Pump Manufacturing	1,600	12,400
Tosei	3,100	29,941
Toshiba	6,700	289,784
Toshiba TEC	2,000	82,272
Tosho	600	10,353
Tosoh	8,500	146,595
Totech	400	9,988
Totetsu Kogyo	1,400	28,329
TOTO	1,700	87,988
Tottori Bank	600	5,984
Towa	1,400	28,745
Towa Bank	3,300	15,001
Towa Pharmaceutical	2,100	51,113
Toyo Construction	5,200	26,539
Toyo Denki Seizo KK	800	8,404
Toyo Ink SC Holdings	2,600	46,058
Toyo Kanetsu	800	17,715
Toyo Machinery & Metal	2,400	11,493
Toyo Securities	8,000	11,594
Toyo Seikan Group Holdings	5,700	77,833
Toyo Suisan Kaisha	4,200	161,618
Toyo Tanso	1,000	25,240
Toyo Tire	8,000	169,081
Toyobo	6,300	75,592
Toyoda Gosei	4,100	100,936
Toyota Boshoku	4,300	88,907
Toyota Motor	53,001	4,632,429
Toyota Motor ADR	1,502	262,610
Toyota Tsusho	3,400	160,673
TPR	1,800	23,931
Trancom	400	28,696
Transaction	1,200	16,278
Transcosmos	900	24,871
Trend Micro	3,300	172,879
Tri Chemical Laboratories	1,200	35,537
Trusco Nakayama	1,500	38,238
Tsubaki Nakashima	1,600	24,599
Tsubakimoto Chain	2,000	57,068
Tsubakimoto Kogyo	400	12,260
Tsugami	3,600	55,380
†Tsukada Global Holdings	1,600	5,372
Tsukishima Kikai	1,500	15,608
Tsukuba Bank	14,800	22,914
Tsumura & Co.	2,200	69,211
Tsuruha Holdings	1,000	116,207
Tsurumi Manufacturing	800	12,494
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
†UACJ	3,200	$ 80,162
Ube Industries	8,200	166,000
Uchida Yoko	700	31,000
UKC Holdings	1,800	30,558
Ulvac	1,600	81,084
Unicharm	2,900	116,684
Uniden Holdings	800	18,226
Union Tool	400	14,348
Unipres	3,000	24,655
UNITED	700	9,628
†United Arrows	1,400	27,107
United Super Markets Holdings	3,400	33,206
†Unitika	8,100	25,665
†Universal Entertainment	2,400	53,230
Urbanet	5,600	15,525
Ushio	6,700	122,427
USS	4,900	85,478
UT Group	1,900	55,412
†UUUM	1,300	18,009
V Technology	600	28,840
Valor Holdings	3,000	61,137
Valqua	1,300	25,428
Value HR	800	12,105
ValueCommerce	1,200	34,997
Vector	2,500	21,626
Vertex	700	19,564
Vital KSK Holdings	4,200	27,069
VT Holdings	7,200	29,877
Wacoal Holdings	3,600	81,498
Wacom	10,800	68,633
Wakachiku Construction	1,500	20,753
Wakita & Co.	3,800	35,026
Warabeya Nichiyo Holdings	1,300	25,358
Watahan & Co.	1,000	10,784
Wavelock Holdings	1,500	9,694
WDB Holdings	1,300	34,087
Welcia Holdings	3,000	98,024
West Holdings	2,028	71,649
West Japan Railway	2,100	119,730
Will Group	1,900	17,342
Workman	300	21,009
†World	1,700	22,387
World Holdings	800	21,855
Wowow	500	10,833
Xebio Holdings	2,000	17,409
Yachiyo Industry	1,000	5,509
†Yagi & Co.	500	6,760
Yahagi Construction	1,500	9,586
Yakult Honsha	1,100	62,280
YAKUODO Holdings	1,100	23,466
YAMABIKO	2,500	27,341
YAMADA Consulting Group	500	5,279
Yamada Denki	39,000	180,089

LVIP Dimensional International Core Equity Fund–32

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Yamagata Bank	1,900	$ 14,178
Yamaguchi Financial Group	14,600	83,320
Yamaha	800	43,422
Yamaha Motor	9,700	263,684
Yamaichi Electronics	1,500	22,440
YA-MAN	1,000	13,448
Yamanashi Chuo Bank	2,800	20,390
Yamatane	900	12,581
Yamato Holdings	10,400	295,819
Yamaya	400	8,188
Yamazaki Baking	8,200	115,588
Yamazen	3,700	33,305
Yaoko	1,000	57,338
Yashima Denki	1,300	11,374
Yaskawa Electric	1,500	73,316
Yasunaga	500	5,257
Yellow Hat	2,500	44,286
Yokogawa Bridge Holdings	2,100	39,790
Yokogawa Electric	12,200	182,294
Yokohama Reito	3,900	30,963
Yokohama Rubber	9,000	192,727
Yokowo	1,800	41,122
Yondenko	700	20,635
Yondoshi Holdings	1,300	22,175
Yorozu	1,000	10,613
Yotai Refractories	2,700	30,574
Yuasa Trading	1,300	35,222
Yurtec	3,400	22,066
Yushin Precision Equipment	1,300	9,443
Yushiro Chemical Industry	1,300	14,019
Z Holdings	37,100	185,942
Zenrin	1,700	17,429
Zensho Holdings	4,369	112,199
Zeon	8,000	110,680
ZERIA Pharmaceutical	1,200	22,629
ZOZO	1,900	64,562
		115,842,680
Jersey–0.02%
Centamin	70,027	98,031
		98,031
Luxembourg–0.20%
†Eurofins Scientific	5,500	628,685
†RTL Group	2,249	134,004
SES FDR	26,842	205,035
Tenaris	1,983	21,614
Tenaris ADR	1,877	41,106
		1,030,444
Macau–0.03%
†Sands China	25,600	107,817
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Macau (continued)
†Wynn Macau	37,200	$ 58,548
		166,365
Mexico–0.01%
Fresnillo	5,202	55,524
		55,524
Mongolia–0.02%
†Turquoise Hill Resources	7,198	121,418
		121,418
Netherlands–4.01%
Aalberts	8,083	434,366
†ABN AMRO Bank	18,680	225,751
†Accell Group	1,068	57,367
†Adyen	123	300,518
Aegon	86,360	358,302
Aegon (New York shares)	1,706	7,046
Akzo Nobel	4,549	562,052
AMG Advanced Metallurgical Group	862	29,437
†Amsterdam Commodities	1,224	33,236
APERAM	3,430	175,740
Arcadis	5,248	214,812
ArcelorMittal (New York Shares)	10,935	339,641
†Argenx ADR	115	34,623
ASM International	2,439	801,096
ASML Holding	4,286	2,957,391
ASR Nederland	10,351	400,000
†Basic-Fit	2,052	87,740
BE Semiconductor Industries	4,499	381,644
†Beter Bed Holding	484	4,620
Boskalis Westminster	5,326	170,892
Brunel International	2,398	31,050
Corbion	4,814	275,135
Euronext	4,804	522,355
ForFarmers	2,935	17,331
†Fugro	4,980	47,730
†GrandVision	4,447	148,700
Heijmans	1,668	25,474
Heineken	2,825	342,344
IMCD	2,773	440,932
ING Groep	39,983	528,146
†Intertrust	5,583	100,492
†Just Eat Takeaway.com	3,852	356,077
Kendrion	1,572	42,872
Koninklijke Ahold Delhaize	68,957	2,049,868
†Koninklijke BAM Groep	25,123	69,767
Koninklijke DSM	4,766	889,512
Koninklijke KPN	223,859	699,171
Koninklijke Philips	8,318	413,024

LVIP Dimensional International Core Equity Fund–33

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Netherlands (continued)
Koninklijke Vopak	4,694	$ 213,174
Nederland Apparatenfabriek	289	19,910
NN Group	11,517	543,247
†OCI	4,816	117,181
Ordina	8,314	37,264
PostNL	22,360	121,219
†Prosus	2,395	234,204
Randstad	5,631	430,664
Royal Dutch Shell Class B	58,563	1,133,333
SBM Offshore	10,500	159,552
Signify	9,354	591,621
†Sligro Food Group	1,675	49,157
Stellantis	80,869	1,587,370
TKH Group	3,347	168,829
†TomTom	3,375	28,274
Van Lanschot Kempen	1,558	39,627
Wolters Kluwer	7,738	777,334
		20,828,214
New Zealand–0.49%
†a2 Milk	13,678	61,572
†Air New Zealand	57,042	61,802
Arvida Group	15,546	22,168
†Auckland International Airport	14,773	75,072
Chorus	41,490	185,610
Contact Energy	13,063	75,605
EBOS Group	6,288	141,969
Fisher & Paykel Healthcare	6,224	135,390
Fletcher Building	33,568	176,450
Fonterra Co-operative Group	1,770	4,838
Freightways	10,800	95,120
Genesis Energy	24,957	59,313
†Gentrack Group	3,379	4,866
Hallenstein Glasson Holdings	5,127	26,699
Heartland Group Holdings	30,474	44,094
Infratil	22,778	122,598
Kathmandu Holdings	35,418	39,859
Mainfreight	3,479	187,129
Mercury	5,687	26,515
Meridian Energy	8,631	32,156
†New Zealand Refining	7,205	3,374
NZX	15,657	21,889
Port of Tauranga	6,064	29,798
†Restaurant Brands New Zealand	1,312	13,160
Ryman Healthcare	7,052	64,722
†Sanford	3,824	13,632
Scales	8,105	27,137
Skellerup Holdings	11,414	39,892
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
New Zealand (continued)
†SKY Network Television	121,925	$ 14,829
†SKYCITY Entertainment Group	48,701	119,487
Spark New Zealand	62,062	208,230
Summerset Group Holdings	16,431	154,017
†Synlait Milk	5,619	14,297
†Tourism Holdings	5,195	9,187
Trustpower	2,009	11,361
Turners Automotive Group	3,931	12,392
Vector	4,460	12,626
†Vista Group International	10,648	17,789
Warehouse Group	6,110	14,820
†Xero	1,283	131,916
Z Energy	22,030	42,193
		2,555,573
Norway–0.84%
ABG Sundal Collier Holding	35,090	40,102
AF Gruppen	1,402	30,905
†Akastor	6,130	4,557
Aker Class A	331	24,411
Aker BP	3,838	122,315
†Aker Solutions	19,413	36,120
†American Shipping	4,751	17,023
†Atea	6,998	136,056
Austevoll Seafood	5,943	73,717
Avance Gas Holding	6,307	28,333
†Axactor	8,843	10,630
†B2Holding	33,611	38,451
Bakkafrost	317	26,177
Bonheur	1,838	51,980
Borregaard	5,961	130,157
†BW Energy	1,720	5,234
BW Offshore	8,430	30,136
†Crayon Group Holding	1,564	22,869
DNB	12,986	282,942
†DNO	52,313	61,000
Equinor	31,240	660,999
Europris	12,413	77,850
Fjordkraft Holding	3,635	21,594
†Frontline	5,415	48,879
†Grieg Seafood	1,522	15,679
†Hexagon Composites	3,465	15,011
Komplett Bank	13,708	13,963
†Kongsberg Automotive	17,069	5,468
Kongsberg Gruppen	4,561	117,387
Leroy Seafood Group	7,631	66,896
Marine Harvest	4,887	124,301
†NEL	3,806	8,876
†Nordic Semiconductor	2,820	71,465
Norsk Hydro	42,592	271,773
Norway Royal Salmon	1,034	20,704

LVIP Dimensional International Core Equity Fund–34

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Norway (continued)
Norwegian Finans Holding	8,499	$ 95,698
Ocean Yield	6,285	21,723
†Odfjell Drilling	10,099	28,080
Orkla	13,526	137,771
†Otello	8,180	30,401
†PGS ASA	27,728	14,588
Protector Forsikring	5,139	49,360
Salmar	1,165	77,286
Sbanken	7,910	98,483
Scatec Solar	2,783	73,695
Schibsted Class B	433	18,034
Selvaag Bolig	3,629	25,078
SpareBank 1	212	1,231
SpareBank 1 SR-Bank	10,040	132,582
Stolt-Nielsen	1,310	19,140
Storebrand	22,425	203,150
Telenor	8,136	137,110
TGS NOPEC Geophysical	4,613	58,800
Tomra Systems	1,480	81,648
Veidekke	7,146	95,610
†Wallenius Wilhelmsen	6,016	20,947
†XXL	3,907	8,281
Yara International	4,097	215,648
		4,358,304
Portugal–0.19%
Altri	3,521	21,877
†Banco Comercial Portugues	549,136	87,904
CTT-Correios de Portugal	4,552	26,016
EDP Renovaveis	3,198	74,096
Energias de Portugal	24,714	130,992
Galp Energia	26,458	287,122
Jeronimo Martins	8,189	149,341
†Mota-Engil	7,497	12,427
Navigator	16,490	56,352
NOS	20,804	72,920
REN - Redes Energeticas Nacionais	4,988	13,840
Sonae	61,884	58,703
		991,590
Singapore–0.81%
=Accordia Golf Trust	85,200	1,350
AEM Holdings	20,400	58,104
†Banyan Tree Holdings	48,800	12,339
=†Best World International	23,900	4,493
Bukit Sembawang Estates	7,800	30,337
BW LPG	9,135	58,989
CapitaLand	26,100	72,009
China Aviation Oil Singapore	34,700	26,579
China Sunsine Chemical Holdings	31,000	11,873
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Singapore (continued)
Chip Eng Seng	40,600	$ 13,436
City Developments	13,800	74,814
ComfortDelGro	87,500	106,715
†COSCO Shipping International	91,400	20,051
Dairy Farm International Holdings	8,700	36,888
DBS Group Holdings	22,395	496,464
Delfi	3,900	2,712
=†Ezion Holdings	288,390	1,737
Far East Orchard	21,100	17,103
First Resources	41,400	41,255
†Frasers Property	33,300	27,983
Frencken Group	21,400	29,760
Geo Energy Resources	109,100	17,849
Goldenri-Resources	404,800	69,238
Great Eastern Holdings	700	11,583
GuocoLand	27,500	32,721
†Halcyon Agri	27,812	5,171
Ho Bee Land	7,100	15,206
Hong Fok	19,800	12,221
Hong Leong Finance	10,000	18,145
Hotel Grand Central	19,542	15,259
Hutchison Port Holdings Trust	393,200	88,470
†Hyflux	16,000	1,980
iFAST	4,200	25,456
†Indofood Agri Resources	26,500	6,700
Japfa	41,800	25,645
Jardine Cycle & Carriage	4,188	66,525
Kenon Holdings	796	27,444
Keppel	33,400	135,865
Keppel Infrastructure Trust	184,616	76,197
†Lian Beng Group	45,500	16,749
=†Midas Holdings	143,100	3,831
†mm2 Asia	118,600	5,997
NetLink NBN Trust	57,100	40,340
Olam International	30,000	35,696
OUE	20,900	20,672
Oversea-Chinese Banking	38,213	339,589
†Oxley Holdings	103,510	18,089
QAF	12,400	8,991
Raffles Medical Group	43,413	38,096
Riverstone Holdings	41,600	38,052
†SATS	43,200	126,256
Sembcorp Industries	92,600	147,367
†Sembcorp Marine	530,958	47,382
Sheng Siong Group	17,900	21,032
SIIC Environment Holdings	68,260	10,406
Sinarmas Land	50,600	10,536
†Singapore Airlines	35,250	127,138
Singapore Exchange	28,700	238,615

LVIP Dimensional International Core Equity Fund–35

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Singapore (continued)
Singapore Technologies Engineering	39,700	$ 114,255
Singapore Telecommunications	92,100	156,845
Stamford Land	46,600	18,713
StarHub	49,400	44,819
Tuan Sing Holdings	53,288	19,814
UMS Holdings	27,625	31,226
United Overseas Bank	14,662	281,530
UOB-Kay Hian Holdings	37,101	43,041
UOL Group	22,200	120,518
Valuetronics Holdings	30,910	13,907
Venture	10,300	147,143
Wilmar International	27,100	90,689
Wing Tai Holdings	34,200	45,780
		4,219,780
South Africa–0.00%
†Thungela Resources	1,299	3,576
		3,576
Spain–2.06%
Acciona	1,873	282,722
Acerinox	15,721	189,860
ACS Actividades de Construccion y Servicios	17,058	456,917
†Aena SME	1,541	252,707
Almirall	4,063	70,868
†Amadeus IT Group	4,527	318,423
†Amper	80,575	16,643
†Applus Services	3,727	36,415
†Atresmedia de Medios demunicacion	9,361	40,981
†Banco Bilbao Vizcaya Argentaria	14,733	91,331
†Banco Bilbao Vizcaya Argentaria Sponsored ADR	72,520	450,349
†Banco de Sabadell	344,020	234,229
†Banco Santander	260,971	996,263
Bankinter	23,678	119,015
Befesa	2,176	167,197
CaixaBank	129,190	397,367
Cellnex Telecom	2,788	177,591
Cia de Distribucion Integral Logista Holdings	3,443	70,791
CIE Automotive	3,832	113,413
†Construcciones y Auxiliar de Ferrocarriles	1,158	48,814
Ebro Foods	4,342	91,232
†eDreams ODIGEO	3,178	25,587
Elecnor	2,740	35,251
Enagas	13,285	306,941
†Ence Energia y Celulosa	6,937	28,181
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Spain (continued)
Endesa	8,936	$ 216,791
†Ercros	10,000	39,723
Euskaltel	6,619	86,176
Faes Farma	22,349	89,200
Ferrovial	3,366	98,783
Fluidra	2,403	95,311
Fomento de Construcciones y Contratas	4,260	49,503
†Gestamp Automocion	10,646	56,377
Global Dominion Access	7,450	38,604
Grifols	3,535	95,737
Grupo Catalana Occidente	1,952	75,340
Iberdrola	136,254	1,660,870
Iberpapel Gestion	312	6,622
†Indra Sistemas	10,647	97,147
Industria de Diseno Textil	8,193	288,628
Laboratorios Farmaceuticos Rovi	773	53,529
Liberbank	124,330	45,643
†Linea Directa Aseguradora	23,678	49,611
Mapfre	44,182	93,383
†Mediaset Espana Comunicacion	13,229	82,981
†Melia Hotels International	8,112	60,021
Metrovacesa	2,067	16,323
Miquel y Costas & Miquel	1,372	26,615
Naturgy Energy Group	12,341	317,251
†Neinor Homes	865	11,652
†Obrascon Huarte Lain	6,900	5,375
Pharma Mar	597	53,701
†Promotora de Informaciones Class A	23,606	21,553
Prosegur Cia de Seguridad	21,566	70,578
†Realia Business	11,794	9,845
Red Electrica	10,208	189,490
Repsol	24,544	307,154
Sacyr	32,016	81,317
†Siemens Gamesa Renewable Energy	1,528	51,021
†Tecnicas Reunidas	591	7,477
Telefonica	114,537	535,236
Telefonica ADR	21,840	102,648
†Tubacex	8,167	14,391
Unicaja Banco	45,704	46,877
Vidrala	1,142	136,496
Viscofan	2,727	190,132
Zardoya Otis	12,104	83,387
		10,677,587
Sweden–3.50%
AAK	2,756	61,766
AcadeMedia	8,341	78,750
Adapteo	3,362	64,426

LVIP Dimensional International Core Equity Fund–36

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Sweden (continued)
AddLife Class B	4,272	$ 131,283
AddNode Group	803	29,556
AddTech Class B	16,520	274,108
AF Class B	3,996	131,486
Alfa Laval	8,028	283,575
Alimak Group	2,560	41,759
Ambea	2,729	20,313
†Annehem Fastigheter Class B	2,992	11,397
ArcelorMittal	3,727	114,239
Arjo Class B	13,896	143,213
Assa Abloy Class B	4,869	146,671
Atlas Copco Class A	8,445	517,075
Atlas Copco Class B	4,669	245,504
Atrium Ljungberg Class B	1,884	42,906
†Attendo	8,480	38,803
Avanza Bank Holding	7,912	246,750
Axfood	3,690	102,058
Beijer Alma Class B	3,471	69,111
†Beijer Electronics Group	1,878	10,786
Beijer Ref	7,863	140,114
Bergman & Beving Class B	2,044	31,670
Besqab	861	17,254
†Betsso Class B	9,414	76,781
Bilia Class A	7,797	165,176
BillerudKorsnas	7,588	150,597
BioGaia Class B	1,029	57,233
Biotage	2,689	63,658
†Boliden	10,843	416,839
Bonava Class B	6,842	75,271
Bravida Holding	8,196	118,562
Bufab	2,873	79,562
Bulten	815	9,790
Byggmax Group	2,929	26,558
Castellum	5,351	136,181
Catena	937	50,167
†Clas Ohlson Class B	3,191	32,905
Cloetta Class B	12,398	36,999
†Collector	3,224	13,743
Concentric	2,269	46,610
Coor Service Management Holding	4,178	33,099
Corem Property Group	20,233	45,818
Dios Fastigheter	3,818	39,549
Dometic Group	18,128	308,732
†Doro	2,027	13,714
†Duni	3,070	39,747
Dustin Group	4,108	54,241
Eastnine	1,862	29,068
Elanders Class B	763	14,657
Electrolux Class B	11,611	321,951
†Electrolux Professional	11,611	82,285
Elekta Class B	18,338	265,703
†Eltel	11,132	28,942
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Sweden (continued)
†Enea	1,287	$ 30,979
Epiroc Class A	8,210	187,068
Epiroc Class B	4,300	84,386
Essity	384	12,788
Essity Class B	10,943	362,887
Evolution Gaming Group	501	79,171
Fabege	4,072	65,328
Fagerhult	4,249	34,059
†Fastighets Balder Class B	1,316	82,576
FastPartner	1,287	14,948
Getinge Class B	7,369	277,949
Granges	9,560	132,820
†Haldex	3,002	19,854
†Hennes & Mauritz Class B	13,426	318,468
Hexagon Class B	3,479	51,546
Hexatronic Group	2,448	36,671
Hexpol	12,560	155,127
HMS Networks	904	38,238
†Hoist Finance	3,822	15,541
Holmen Class B	1,974	89,103
Hufvudstaden Class A	4,780	81,267
†Humana	3,911	30,710
Husqvarna Class A	1,491	20,070
Husqvarna Class B	17,570	233,429
ICA Gruppen	2,689	125,148
Indutrade	7,725	197,681
Intrum	4,424	144,794
Inwido	6,076	105,076
†ITAB Shop Concept	1,500	2,752
JM	3,305	114,272
Kindred Group SDR	17,043	267,153
KNOW IT	1,633	53,523
Kungsleden	5,559	67,294
Lagercrantz Group AB Class B	11,514	125,256
LeoVegas	4,528	20,105
Lifco Class B	6,100	142,555
Lindab International	6,964	162,502
Loomis	6,231	194,908
Lundin Energy	2,834	100,272
Medicover AB	680	18,633
†Mekonomen	2,222	36,713
Midsona Class B	1,338	11,069
MIPS	1,320	113,520
†Modern Times Group MTG Class B	6,589	89,233
Mycronic	2,203	66,465
NCC Class B	4,707	80,356
†Nederman Holding	1,654	32,759
†Net Insight Class B	38,456	13,211
†New Wave Group Class B	5,098	64,692
Nibe Industrier Class B	2,520	26,507
Nobia	10,077	85,956
Nobina	6,838	62,083

LVIP Dimensional International Core Equity Fund–37

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Sweden (continued)
Nokian Renkaat	8,214	$ 331,639
Nolato Class B	19,160	188,508
†Nordic Entertainment Group Class B	4,073	179,423
Nordic Waterproofing Holding	2,580	55,711
†OEM International Class B	1,713	25,661
Peab Class B	14,960	184,769
Platzer Fastigheter Holding Class B	1,000	15,167
Pricer Class B	7,903	29,255
Proact IT Group	2,340	22,995
Ratos Class B	17,331	105,103
†RaySearch Laboratories	882	9,007
Resurs Holding	8,813	43,539
Saab Class B	3,204	85,022
Sagax Class B	1,202	35,703
Samhallsbyggnadsbolaget i Norden	35,752	143,108
Sandvik	7,728	197,397
†SAS	269,480	66,125
Scandi Standard	5,314	35,579
†Sectra AB Class B	1,710	132,375
Securitas Class B	17,077	269,581
†Semcon	1,825	25,504
†Sinch	4,060	68,314
Skandinaviska Enskilda Banken Class A	17,046	220,193
Skanska Class B	16,017	424,844
SKF Class B	6,975	177,592
†SkiStar	3,916	65,251
†SSAB Class A	8,896	43,534
†SSAB Class B	34,204	149,596
†SSAB (Helsinki Stock Exchange) Class B	7,881	34,520
Svenska Cellulosa Class B	12,461	204,211
Svenska Cellulosa SCA Class A	1,121	18,469
Svenska Handelsbanken Class A	19,294	217,692
Sweco AB	6,900	125,534
Swedbank Class A	9,886	183,948
Swedish Match	26,090	222,485
†Swedish Orphan Biovitrum	5,057	92,210
†Systemair	1,391	50,386
Tele2 Class B	12,744	173,631
Telefonaktiebolaget LM Ericsson Class A	806	10,134
Telefonaktiebolaget LM Ericsson Class B	44,999	565,557
Telia	49,049	217,675
Thule Group	2,880	127,677
Trelleborg Class B	5,994	139,167
Troax Group	3,047	99,512
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Sweden (continued)
VBG Group Class B	630	$ 12,993
Volvo Class A	9,281	230,124
Volvo Class B	48,270	1,161,332
Wallenstam Class B	2,582	40,851
Wihlborgs Fastigheter	4,936	107,105
		18,173,890
Switzerland–7.35%
ABB	12,729	431,844
Adecco Group	7,817	531,074
Alcon	10,884	763,601
Allreal Holding	970	191,012
†ALSO Holding	461	132,782
†ams	16,588	332,746
†APG SGA	98	24,043
Arbonia	5,155	98,504
†Aryzta	71,951	98,138
†Ascom Holding	1,382	22,823
†Autoneum Holding	251	46,850
Bachem Holding Class B	129	76,403
Baloise Holding	2,034	317,218
Banque Cantonale de Geneve	199	37,101
Banque Cantonale Vaudoise	1,245	111,818
Barry Callebaut	149	346,231
Bell Food Group	177	54,233
Bellevue Group	933	40,335
Berner Kantonalbank	291	64,946
BKW	663	69,005
†Bobst Group	566	45,268
Bossard Holding Class A	510	155,715
Bucher Industries	517	270,332
Burckhardt Compression Holding	57	23,071
Burkhalter Holding	316	22,882
Calida Holding	290	10,970
†Carlo Gavazzi Holding	46	12,628
Cembra Money Bank	2,367	265,288
Chocoladefabriken Lindt & Spruengli	2	209,457
†Cicor Technologies	245	13,981
Cie Financiere Richemont Class A	4,721	571,214
Cie Financiere Tradition	107	13,299
†Clariant	31,550	627,420
†Coltene Holding	332	44,996
Conzzeta	97	131,046
†Credit Suisse Group ADR	29,550	309,979
Credit Suisse Group	22,997	240,894
DKSH Holding	2,900	221,908
dormakaba Holding	215	146,509
†Dufry	4,126	244,372
†EFG International	6,068	49,777

LVIP Dimensional International Core Equity Fund–38

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Switzerland (continued)
Emmi	145	$ 148,722
EMS-Chemie Holding	120	117,892
†Evolva Holding	58,889	11,215
†Feintool International Holding	279	17,821
Fenix Outdoor International	263	36,877
†Flughafen Zurich	1,360	224,891
Forbo Holding	65	123,080
Galenica AG	2,502	176,580
†GAM Holding	14,490	31,478
Geberit	932	699,063
Georg Fischer	303	449,629
Givaudan	69	320,894
†Glencore	149,879	641,575
Gurit Holding	24	52,397
Helvetia Holding	2,491	267,878
†HOCHDORF Holding	78	4,847
Huber + Suhner	1,033	87,195
Hypothekarbank Lenzburg	4	18,503
†Implenia	1,019	26,520
†Ina Invest Holding	203	4,090
Inficon Holding	90	104,080
Interroll Holding	41	162,626
Intershop Holding	54	35,484
Investis Holding	307	34,010
Julius Baer Group	13,400	874,458
†Jungfraubahn Holding	207	32,664
Kardex Holding	617	142,705
†Komax Holding	254	64,128
Kudelski	1,531	6,883
Kuehne + Nagel International Class R	1,421	486,235
†LafargeHolcim	12,497	749,617
†Landis+Gyr Group	494	34,491
LEM Holding	36	75,482
Liechtensteinische Landesbank	961	54,840
Logitech International	2,442	295,864
Logitech International Class R	1,558	188,393
Lonza Group	678	480,554
Luzerner Kantonalbank	235	108,833
†Medartis Holding	190	17,516
Metall Zug	22	49,457
Mobilezone Holding	2,635	30,985
Mobimo Holding	409	134,381
Nestle	50,792	6,325,052
Novartis	21,379	1,948,314
OC Oerlikon	14,129	156,675
†Orascom Development Holding	824	10,954
Orior	492	44,454
Partners Group Holding	461	698,289
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Switzerland (continued)
Phoenix Mecano	34	$ 16,793
Plazza Class A	93	32,566
PSP Swiss Property	1,395	177,155
†Rieter Holding	353	68,979
Roche Holding	8,834	3,338,390
Romande Energie Holding	25	36,206
Schaffner Holding	33	10,842
Schindler Holding	592	173,009
Schweiter Technologies	88	128,968
†Sensirion Holding	255	20,450
SFS Group	1,215	174,781
SGS	151	465,770
†Siegfried Holding	333	312,216
†Siemens Energy	6,056	182,539
†SIG Combibloc Group	15,270	414,902
Sika	3,107	1,015,798
Sonova Holding	810	304,653
St Galler Kantonalbank	195	86,620
Straumann Holding Class R	89	141,881
Sulzer	1,270	175,419
Swatch Group	1,197	410,622
Swatch Group (Swiss Exchange)	2,321	153,145
Swiss Life Holding	1,598	776,505
Swiss Prime Site	4,229	419,586
Swiss Re	6,649	599,901
†Swiss Steel Holding	41,908	20,382
Swisscom	1,723	983,614
Swissquote Group Holding	868	131,150
Tecan Group	35	17,340
Temenos	2,955	474,588
†TX Group	202	18,754
†u-blox Holding	564	41,450
UBS Group	24,032	368,651
UBS Group	12,004	183,709
Valiant Holding	898	88,999
†Valora Holding	314	66,041
VAT Group	842	279,923
Vaudoise Assurances Holding	70	36,315
Vetropack Holding	950	57,293
Vifor Pharma	2,144	277,486
Vontobel Holding	2,352	183,279
VP Bank	349	41,869
VZ Holding	830	70,329
†V-ZUG Holding	220	33,859
Warteck Invest	8	20,751
†Ypsomed Holding	215	33,508
Zehnder Group	646	61,580
Zug Estates Holding	16	34,412
Zuger Kantonalbank	7	52,202
Zurich Insurance Group	1,820	730,164
		38,175,628

LVIP Dimensional International Core Equity Fund–39

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Taiwan–0.00%
†FIT Hon Teng	30,000	$ 8,230
		8,230
United Arab Emirates–0.00%
=†NMC Health	2,337	0
		0
United Kingdom–12.34%
†4imprint Group	1,836	67,938
888 Holdings	14,760	78,362
Admiral Group	5,705	248,116
†AG Barr	6,257	44,835
Aggreko	22,782	271,654
AJ Bell	5,725	34,354
Alliance Pharma	27,699	38,010
†Allied Minds	501	144
Anglo American	12,993	516,281
Anglo-Eastern Plantations	1,229	10,370
†Arrow Global Group	10,826	45,750
†Ascential	18,868	108,576
Ashmore Group	20,103	107,063
Ashtead Group	12,181	903,833
†ASOS	2,441	167,481
Associated British Foods	6,035	184,996
AstraZeneca	667	80,115
AstraZeneca ADR	28,944	1,733,746
†Auto Trader Group	41,240	361,338
AVEVA Group	1,112	57,038
Aviva	88,864	498,955
Avon Rubber	1,962	70,999
B&M European Value Retail	68,581	543,784
†Babcock International Group	42,799	171,691
BAE Systems	72,100	520,622
Balfour Beatty	26,076	110,593
†Bank of Georgia Group	3,870	71,949
Barclays	126,206	298,743
Barclays ADR	15,733	151,823
Barratt Developments	21,025	202,191
†Beazley	22,416	103,071
Bellway	5,360	240,229
Berkeley Group Holdings	3,333	211,854
BHP Group	8,188	241,254
†Biffa	20,944	94,158
Bloomsbury Publishing	5,977	28,773
Bodycote	12,254	143,490
†boohoo Group	35,966	154,429
BP	156,648	682,577
BP ADR	39,702	1,048,927
†Braemar Shipping Services	3,535	14,817
Brewin Dolphin Holdings	16,263	78,176
British American Tobacco	17,277	669,180
Britvic	20,631	267,409
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
†BT Group	502,741	$ 1,349,157
Bunzl	7,335	242,400
†Burberry Group	8,557	244,550
Burford Capital	9,733	100,170
Cairn Energy	47,847	96,434
†Capita	105,348	54,371
†Card Factory	28,435	24,663
CareTech Holdings	2,708	22,738
†Carnival	1,149	26,397
†Carnival ADR	748	17,406
Central Asia Metals	13,232	43,563
†Centrica	436,371	310,629
Chemring Group	14,289	56,827
Chesnara	11,599	42,519
†Cineworld Group	64,496	69,090
Clarkson	579	25,550
Clinigen Group	6,520	55,828
Clipper Logistics	3,278	36,502
Close Brothers Group	8,325	174,467
CLS Holdings	9,454	31,452
CMC Markets	11,645	74,099
Coats Group	84,286	79,400
Coca-Cola European Partners	5,883	345,580
†Coca-Cola HBC	4,962	179,423
†Compass Group	6,852	144,261
Computacenter	6,315	224,678
ConvaTec Group	43,899	146,106
†Costain Group	7,704	6,181
†Countryside Properties	12,972	84,804
Cranswick	2,868	157,502
†Crest Nicholson Holdings	18,290	106,111
Croda International	2,209	225,145
†CVS Group	1,891	63,172
†CYBG	94,850	260,510
Daily Mail & General Trust	5,409	72,129
DCC	3,073	251,567
†De La Rue	5,613	14,457
Devro	15,625	41,672
†DFS Furniture	14,362	55,627
Diageo	3,922	187,770
Diageo ADR	3,463	663,822
†Dialog Semiconductor	3,161	245,729
†Dignity	2,479	29,457
Diploma	5,965	239,620
Direct Line Insurance Group	66,494	262,146
DiscoverIE Group	4,227	55,373
Diversified Gas & Oil	15,850	23,065
†Dixons Carphone	70,444	126,874
Domino's Pizza Group	23,734	127,582
Drax Group	21,481	126,050
DS Smith	72,865	421,219
Dunelm Group	7,849	154,068

LVIP Dimensional International Core Equity Fund–40

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
†easyJet	6,072	$ 75,158
Electrocomponents	35,880	510,722
†Elementis	34,293	71,488
EMIS Group	3,771	59,989
†EnQuest	215,928	61,979
†Equiniti Group Class WI	27,112	67,357
Essentra	12,680	54,199
Euromoney Institutional Investor	1,751	24,658
Evraz	23,096	189,136
Experian	17,478	673,580
FDM Group Holdings	5,430	76,615
Ferrexpo	25,210	149,187
Fevertree Drinks	4,467	158,991
†Firstgroup	108,881	123,354
FLEX LNG	2,019	29,194
Forterra	8,285	30,944
†Foxtons Group	7,206	5,642
†Frasers Group	18,564	154,719
†Frontier Developments	992	31,699
†Fuller Smith & Turner Class A	2,606	30,641
Future	1,144	49,564
Galliford Try Holdings	7,192	13,998
Games Workshop Group	2,160	340,624
Gamesys Group	1,380	35,201
Gamma Communications	4,520	124,425
Gem Diamonds	5,209	5,159
Genel Energy	15,768	33,590
†Georgia Capital	1,523	15,169
GlaxoSmithKline	16,266	319,376
GlaxoSmithKline ADR	25,756	1,025,604
†Go-Ahead Group	4,885	75,548
Grafton Group	11,063	175,531
Grainger	24,951	98,367
†Greencore Group	34,767	60,405
†Greggs	11,750	421,785
Gulf Keystone Petroleum	17,982	45,918
†Gym Group	10,516	40,876
H&T Group	1,906	7,066
†Halfords Group	18,444	110,015
Halma	4,637	172,675
†Harbour Energy	5,219	27,215
Hargreaves Lansdown	8,228	180,857
Harworth Group	7,902	16,396
†Hays	41,272	90,547
Headlam Group	2,792	16,916
Helical	8,670	52,170
Henry Boot	32	114
Hikma Pharmaceuticals	6,327	214,077
Hill & Smith Holdings	3,711	76,693
Hilton Food Group	5,422	82,053
†Hiscox	8,260	95,019
Hochschild Mining	22,075	46,843
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
†Hollywood Bowl Group	7,810	$ 25,929
HomeServe	22,425	296,401
Howden Joinery Group	51,696	583,959
†HSBC Holdings ADR	38,241	1,103,253
†HSBC Holdings (London Shares)	30,517	176,160
Hunting	13,315	40,613
Ibstock	15,344	45,295
IMI	23,615	561,866
Imperial Brands	44,118	950,213
Inchcape	32,613	346,698
†Indivior	58,090	124,230
†Informa	29,384	203,885
IntegraFin Holdings	4,957	35,314
†InterContinental Hotels Group ADR	3,029	202,004
†International Consolidated Airlines Group	7,894	19,024
†International Personal Finance	23,968	44,295
Intertek Group	3,801	290,763
Investec	51,086	203,734
iomart Group	2,391	8,864
†IQE	30,765	20,279
†ITV	154,197	267,799
†IWG	53,169	221,087
†J D Wetherspoon	7,462	121,595
J Sainsbury	128,029	481,365
†James Fisher & Sons	3,307	42,406
James Halstead	1,900	13,667
JD Sports Fashion	34,020	432,480
†JET2	3,318	54,320
†John Menzies	6,643	28,716
†John Wood Group	47,675	144,890
Johnson Matthey	10,370	440,816
†Johnson Service Group	23,518	57,062
Jupiter Fund Management	30,719	119,832
†Just Group	95,906	123,579
Kainos Group	5,562	113,485
Keller Group	5,506	61,084
†Kier Group	9,871	17,915
†Kin and Carta	6,598	24,095
Kingfisher	102,532	516,980
†Lamprell	12,474	8,628
Lancashire Holdings	8,998	76,237
Legal & General Group	85,724	305,467
†Liberty Global Class A	1,294	35,145
†Liberty Global Class C	3,168	85,663
†Lloyds Banking Group	725,888	468,824
†Lloyds Banking Group ADR	43,871	111,871
London Stock Exchange Group	1,521	167,689
†Lookers	24,983	24,433

LVIP Dimensional International Core Equity Fund–41

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
†LSL Property Services	3,879	$ 23,180
Luceco	17,351	99,727
M&G	141,217	447,146
Man Group	87,224	217,122
†Marks & Spencer Group	140,962	285,567
Marshalls	11,365	107,847
†Marston's	45,699	55,598
†McBride	15,062	18,960
†Mears Group	12,639	32,519
†Mediclinic International	24,081	99,001
†Meggitt	25,843	164,873
†Melrose Industries	99,910	214,357
†Metro Bank	783	1,085
Micro Focus International	22,430	169,720
Micro Focus International Sponsored ADR	2,621	19,736
Midwich Group	1,736	14,168
†Mitchells & Butlers	24,688	95,144
†Mitie Group	68,656	64,581
MJ Gleeson	2,085	25,842
Mondi	19,600	515,412
Moneysupermarket.com Group	35,323	125,381
Morgan Advanced Materials	24,596	120,103
Morgan Sindall Group	2,724	81,203
Mortgage Advice Bureau Holdings	3,472	56,673
†Motorpoint group	3,394	16,902
†N Brown Group	7,054	5,581
†National Express Group	27,716	102,213
National Grid	5,702	72,629
National Grid ADR	4,442	284,022
Natwest Group ADR	26,623	150,154
NCC Group	15,754	64,070
†Next	2,960	321,669
†Next Fifteen Communications Group	1,762	23,545
Nichols	578	11,434
Ninety One	6,248	19,032
Norcros	5,059	23,024
Numis	4,030	19,790
†Ocado Group	593	16,431
†On the Beach Group	10,599	46,917
Osb Group	17,501	112,330
Oxford Instruments	3,788	121,043
†Pagegroup	30,187	233,425
Pan African Resources	36,317	8,661
Paragon Banking Group	16,648	117,334
PayPoint	4,583	35,883
Pearson	20,095	230,719
Pearson ADR	4,102	47,624
†Pendragon	139,742	35,761
Pennon Group	10,224	160,592
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
†Persimmon	8,874	$ 363,106
†Petrofac	24,914	37,979
†Petropavlovsk	107,235	35,097
Pets at Home Group	41,674	262,873
Phoenix Group Holdings	31,661	296,241
†Photo-Me International	14,970	14,723
†Playtech	19,897	117,030
Polar Capital Holdings	4,376	50,303
Polypipe Group	5,972	50,558
Porvair	1,608	12,990
†PPHE Hotel Group	770	18,150
†Premier Foods	32,228	48,861
†Provident Financial	12,077	38,758
Prudential	13,731	260,884
Prudential ADR	1,713	65,265
PZ Cussons	13,279	44,912
QinetiQ Group	33,003	156,864
Quilter	68,153	140,236
†Rank Group	8,180	18,987
Reach	25,344	96,410
Reckitt Benckiser Group	9,346	827,025
Redde Northgate	22,698	125,279
Redrow	10,277	86,975
RELX	4,305	114,753
RELX ADR	13,938	371,726
RELX (London Stock Exchange)	3,932	104,377
†Renewi	55,382	42,135
Rentokil Initial	53,152	363,950
†Restaurant Group	13,247	23,492
Rhi Magnesita	2,682	150,399
Ricardo	2,769	15,704
Rightmove	41,268	370,717
Rio Tinto	2,407	198,078
Rio Tinto ADR	27,290	2,289,358
Robert Walters	3,858	37,784
†Rolls-Royce Holdings	140,122	191,737
Rotork	43,440	204,548
Royal Bank of Scotland Group	53,246	149,667
Royal Dutch Shell Class B ADR	36,411	1,413,839
†Royal Mail	77,199	616,602
†RPS Group	7,026	10,438
RWS Holdings	5,347	41,679
Sabre Insurance Group	12,837	45,281
†Saga	5,262	28,956
Sage Group	13,227	125,187
Savills	10,336	164,425
Schroders	3,047	148,070
Schroders Non-Voting Shares	950	34,036
†Senior	23,298	48,826
Serco Group	21,081	39,572

LVIP Dimensional International Core Equity Fund–42

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
Serica Energy	6,735	$ 12,913
Severfield	10,593	11,723
Severn Trent	6,456	223,354
†SIG	35,371	25,810
Smith & Nephew	6,895	149,029
Smiths Group	10,310	226,763
†Soco International	14,884	5,261
Softcat	8,387	206,047
Spectris	4,371	195,783
†Speedy Hire	31,265	31,139
Spirax-Sarco Engineering	2,357	443,909
†Spire Healthcare Group	26,170	89,054
Spirent Communications	22,437	76,475
SSE	30,195	626,740
†SSP Group	41,636	153,433
St James's Place	14,805	302,486
St Modwen Properties	17,717	136,509
†Stagecoach Group	50,853	57,753
Standard Chartered	56,678	361,436
Standard Lifeerdeen	130,173	487,985
SThree	11,172	71,321
†Stobart Group	6,535	2,350
Stock Spirits Group	10,748	38,879
†Studio Retail Group	3,000	11,952
STV Group	177	832
Subsea 7	10,721	102,925
†Superdry	2,865	17,081
Synthomer	23,821	161,990
Tate & Lyle	36,327	371,054
Tatton Asset Management	5,219	31,080
Taylor Wimpey	70,270	154,507
†Ted Baker	3,155	6,306
Telecom Plus	4,932	77,503
†TEN Entertainment Group	5,721	18,677
Tesco	210,448	649,036
†Topps Tiles	15,052	14,867
TORM	3,804	33,665
TP ICAP	56,555	152,866
TT Electronics	12,612	44,924
†TUI	15,483	79,138
Tyman	15,851	98,670
†U & I Group	11,376	14,950
Ultra Electronics Holdings	3,056	96,807
Unilever	7,977	466,924
Unilever ADR	25,822	1,510,587
United Utilities Group	17,495	235,813
Vectura Group	28,850	54,435
†Vertu Motors	24,358	15,567
Vesuvius	12,213	89,202
Victrex	4,142	145,876
Vistry Group	7,616	123,947
Vitec Group	2,446	47,370
Vodafone Group	523,076	877,981
Vodafone Group ADR	26,464	453,328
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
Volex	4,222	$ 21,755
Volution Group	1,302	7,537
Vp	1,013	12,864
Watkin Jones	10,791	32,093
†Weir Group	9,625	246,447
†WH Smith	5,389	119,907
†Whitbread	3,836	165,664
Wincanton	9,853	59,970
Wm Morrison Supermarkets	153,154	522,654
WPP	32,090	432,448
WPP ADR	400	27,116
†Xaar	886	2,231
XP Power	694	53,569
		64,049,402
United States–0.24%
†Arko	2,140	19,389
Ovintiv	14,036	442,390
Primo Water	6,487	108,533
Stellantis	25,999	512,440
Waste Connections	1,564	186,789
		1,269,541
Total Common Stock (Cost $398,565,424)		512,215,252
PREFERRED STOCKS–0.64%
Germany–0.64%
Bayerische Motoren Werke	2,185	196,387
Biotest	349	13,863
Draegerwerk & Co.	847	80,146
Fuchs Petrolub	2,948	143,389
Henkel & Co.	573	60,497
Jungheinrich	4,759	232,604
Porsche Automobil Holding	3,579	383,470
Sartorius	1,144	595,503
Schaeffler	9,333	86,098
Sixt	1,464	118,044
STO & Co.	150	32,727
Villeroy & Boch	830	17,617
Volkswagen 2.67%	5,412	1,355,329
Total Preferred Stocks (Cost $2,122,369)		3,315,674
RIGHTS–0.01%
Austria–0.00%
=CA Immob Anspr Nachz	2,330	0
		0
Canada–0.00%
†Pan American Silver expiration date 2/22/29	12,372	10,516
		10,516

LVIP Dimensional International Core Equity Fund–43

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
RIGHTS (continued)
Hong Kong–0.00%
=Lai Sun International Rghts.	7,152	$ 2,598
		2,598
Singapore–0.00%
=†Olam International	4,500	1,171
		1,171
Spain–0.01%
†ACS Actividades de Construccion y Servicios	17,058	23,867
		23,867
Total Rights (Cost $33,505)		38,152
WARRANTS–0.00%
Canada–0.00%
†Cenovus Energy exp exercise price CAD 6.5400	734	3,967
		3,967
	Number of Shares	Value (U.S. $)
WARRANTS (continued)
Singapore–0.00%
=Ezion Holdings exp 4/16/23 exercise price SGD 0.2763	26,754	$ 0
		0
Total Warrants (Cost $2,734)		3,967

MONEY MARKET FUND–0.29%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 0.03%)	1,486,259	1,486,259
Total Money Market Fund (Cost $1,486,259)		1,486,259

TOTAL INVESTMENTS–99.58% (Cost $402,210,291)	517,059,304
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.42%	2,190,316
NET ASSETS APPLICABLE TO 40,411,079 SHARES OUTSTANDING–100.00%	$519,249,620
NET ASSET VALUE PER SHARE–LVIP DIMENSIONAL INTERNATIONAL CORE EQUITY FUND STANDARD CLASS ($393,074,160 / 30,570,947 Shares)	$12.858
NET ASSET VALUE PER SHARE–LVIP DIMENSIONAL INTERNATIONAL CORE EQUITY FUND SERVICE CLASS ($126,175,460 / 9,840,132 Shares)	$12.823
COMPONENTS OF NET ASSETS AT JUNE 30, 2021:
Shares of beneficial interest (unlimited authorization–no par)	$433,736,351
Distributable earnings/(accumulated loss)	85,513,269
TOTAL NET ASSETS	$519,249,620

Δ Securities have been classified by country of origin.
† Non-income producing.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements."
★ Includes $31,023 expense reimbursement receivable from Lincoln Investment Advisors Corporation, $1,334,482 payable for securities purchased, $25,916 payable for fund shares redeemed, $30,792 other accrued expenses payable and $292,733 due to manager and affiliates as of June 30, 2021.

Summary of Abbreviations:
ADR–American Depositary Receipt
CA–Credit Agricole
CAD–Canadian Dollar
FDR–Fiduciary Depositary Receipt
HSBC–Hong Kong and Shanghai Banking Corporation
IT–Information Technology
LVIP Dimensional International Core Equity Fund–44

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
Summary of Abbreviations: (continued)
LNG–Liquefied Natural Gas
RSP–Risparmio Italian Savings Shares
SDR–Swedish Depositary Receipt
SGD–Singapore Dollar
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional International Core Equity Fund–45

LVIP Dimensional International Core Equity Fund
Statement of Operations
Six Months Ended June 30, 2021 (unaudited)
INVESTMENT INCOME:
Dividends	$ 9,197,905
Foreign taxes withheld	(861,332)
8,336,573
EXPENSES:
Management fees	1,455,815
Distribution fees-Service Class	148,708
Shareholder servicing fees	72,791
Professional fees	65,403
Custodian fees	55,986
Accounting and administration expenses	51,644
Pricing fees	37,413
Trustees’ fees and expenses	5,377
Reports and statements to shareholders	4,889
Consulting fees	1,256
Other	5,414
1,904,696
Less:
Expenses reimbursed	(175,449)
Total operating expenses	1,729,247
NET INVESTMENT INCOME	6,607,326
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Investments	2,164,585
Foreign currencies	29,615
Net realized gain	2,194,200
Net change in unrealized appreciation (depreciation) of:
Investments	45,189,607
Foreign currencies	(57,440)
Net change in unrealized appreciation (depreciation)	45,132,167
NET REALIZED AND UNREALIZED GAIN	47,326,367
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$53,933,693
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional International Core Equity Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/21 (unaudited)	Year Ended 12/31/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 6,607,326	$ 7,326,386
Net realized gain (loss)	2,194,200	(8,288,159)
Net change in unrealized appreciation (depreciation)	45,132,167	39,100,858
Net increase in net assets resulting from operations	53,933,693	38,139,085
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(5,909,716)
Service Class	—	(1,543,812)
	—	(7,453,528)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	14,861,583	67,789,621
Service Class	11,622,536	22,475,272
Reinvestment of dividends and distributions:
Standard Class	—	5,909,716
Service Class	—	1,543,812
	26,484,119	97,718,421
Cost of shares redeemed:
Standard Class	(36,235,918)	(61,593,181)
Service Class	(10,493,644)	(15,616,954)
	(46,729,562)	(77,210,135)
Increase (decrease) in net assets derived from capital share transactions	(20,245,443)	20,508,286
NET INCREASE IN NET ASSETS	33,688,250	51,193,843
NET ASSETS:
Beginning of period	485,561,370	434,367,527
End of period	$519,249,620	$485,561,370
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional International Core Equity Fund–46

LVIP Dimensional International Core Equity Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Dimensional International Core Equity Fund Standard Class
	Six Months Ended 6/30/21[1] (unaudited)	Year Ended
		12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$ 11.539	$ 10.972	$ 9.291	$ 11.499	$ 9.192	$ 8.985
Income (loss) from investment operations:
Net investment income[2]	0.166	0.181	0.257	0.241	0.204	0.198
Net realized and unrealized gain (loss)	1.153	0.569	1.671	(2.252)	2.306	0.208
Total from investment operations	1.319	0.750	1.928	(2.011)	2.510	0.406
Less dividends and distributions from:
Net investment income	—	(0.183)	(0.247)	(0.197)	(0.203)	(0.199)
Total dividends and distributions	—	(0.183)	(0.247)	(0.197)	(0.203)	(0.199)
Net asset value, end of period	$ 12.858	$ 11.539	$ 10.972	$ 9.291	$ 11.499	$ 9.192
Total return[3]	11.43%	6.86%	20.85%	(17.55%)	27.36%	4.51%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$393,074	$373,079	$338,633	$ 262,312	$210,166	$145,238
Ratio of expenses to average net assets	0.63%	0.65%	0.68%	0.68%	0.68%	0.68%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.70%	0.76%	0.87%	1.00%	1.03%	1.10%
Ratio of net investment income to average net assets	2.69%	1.84%	2.50%	2.19%	1.94%	2.23%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.62%	1.73%	2.31%	1.87%	1.59%	1.81%
Portfolio turnover	4%	18%	8%	4%	9%	26%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional International Core Equity Fund–47

LVIP Dimensional International Core Equity Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Dimensional International Core Equity Fund Service Class
	Six Months Ended 6/30/21[1] (unaudited)	Year Ended
		12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$ 11.522	$ 10.960	$ 9.285	$ 11.493	$ 9.191	$ 8.987
Income (loss) from investment operations:
Net investment income[2]	0.150	0.156	0.231	0.213	0.181	0.178
Net realized and unrealized gain (loss)	1.151	0.565	1.668	(2.246)	2.297	0.203
Total from investment operations	1.301	0.721	1.899	(2.033)	2.478	0.381
Less dividends and distributions from:
Net investment income	—	(0.159)	(0.224)	(0.175)	(0.176)	(0.177)
Total dividends and distributions	—	(0.159)	(0.224)	(0.175)	(0.176)	(0.177)
Net asset value, end of period	$ 12.823	$ 11.522	$ 10.960	$ 9.285	$ 11.493	$ 9.191
Total return[3]	11.29%	6.61%	20.53%	(17.75%)	27.01%	4.24%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$126,175	$112,482	$ 95,734	$ 63,201	$ 43,703	$10,884
Ratio of expenses to average net assets	0.88%	0.90%	0.93%	0.93%	0.93%	0.93%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.95%	1.01%	1.12%	1.25%	1.28%	1.35%
Ratio of net investment income to average net assets	2.44%	1.59%	2.25%	1.94%	1.69%	1.98%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.37%	1.48%	2.06%	1.62%	1.34%	1.56%
Portfolio turnover	4%	18%	8%	4%	9%	26%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional International Core Equity Fund–48

LVIP Dimensional International Core Equity Fund
Notes to Financial Statements
June 30, 2021 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 105 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Dimensional International Core Equity Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek long-term capital appreciation.
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Equity securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).
 Investments in government money market funds have a stable NAV.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”). Restricted securities are valued at fair value by the Fund's Fair Valuation Committee, using methods approved by the Board, taking into account a review of information, assumptions and sub-adviser recommendations, as applicable.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2021 and for all open tax years (years ended December 31, 2017-December 31, 2020), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2021, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
LVIP Dimensional International Core Equity Fund–49

LVIP Dimensional International Core Equity Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.58% of the Fund's average daily net assets.   The management fee, net of waivers, is calculated daily and paid monthly.
Effective April 1, 2021, LIAC has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.62% of the Fund’s average daily net assets for the Standard Class and 0.87% for the Service Class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through April 30, 2022, and cannot be terminated before that date without the mutual agreement of the Board and LIAC. Prior to April 1, 2021, LIAC had contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses were not to exceed 0.64% the Fund’s average daily net assets for the Standard Class and 0.89% for the Service Class.
LIAC retains the right to receive reimbursements of excess amounts waived or paid by LIAC under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LIAC and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2021, LIAC has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2023	2024	Total
LIAC	$ 332,060	$ 175,449	$ 507,509
Dimensional Fund Advisors LP (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2021, costs for these administrative and legal services were as follows:
Administrative	$14,899
Legal	2,369
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
LVIP Dimensional International Core Equity Fund–50

LVIP Dimensional International Core Equity Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $1,830 for the six months ended June 30, 2021.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2021, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LIAC	$ 31,023
Management fees payable to LIAC	252,126
Distribution fees payable to LFD	26,171
Printing and mailing fees payable to Lincoln Life	1,830
Shareholder servicing fees payable to Lincoln Life	12,606
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2021, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$18,725,799
Sales	33,447,730
At June 30, 2021, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2021, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$402,210,291
Aggregate unrealized appreciation of investments	$147,137,586
Aggregate unrealized depreciation of investments	(32,288,573)
Net unrealized appreciation of investments	$114,849,013
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2021.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
LVIP Dimensional International Core Equity Fund–51

LVIP Dimensional International Core Equity Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Australia	$ 34,391,613	$ —	$16,698	$ 34,408,311
Austria	2,749,948	—	—	2,749,948
Belgium	5,910,766	—	—	5,910,766
Britain	408,439	—	—	408,439
Canada	52,885,339	—	—	52,885,339
Chile	201,174	—	—	201,174
China	170,132	—	—	170,132
Colombia	272,050	—	—	272,050
Denmark	11,519,239	—	—	11,519,239
Faeroe Islands	564,450	—	—	564,450
Finland	8,093,302	—	—	8,093,302
France	39,677,438	—	—	39,677,438
Germany	35,158,616	—	—	35,158,616
Greenland	705,535	—	—	705,535
Hong Kong	13,674,763	—	6,005	13,680,768
Ireland	5,487,890	—	—	5,487,890
Isle Of Man	374,473	—	—	374,473
Israel	4,457,605	—	—	4,457,605
Italy	12,863,998	—	2	12,864,000
Japan	115,842,680	—	—	115,842,680
Jersey	98,031	—	—	98,031
Luxembourg	1,030,444	—	—	1,030,444
Macau	166,365	—	—	166,365
Mexico	55,524	—	—	55,524
Mongolia	121,418	—	—	121,418
Netherlands	20,828,214	—	—	20,828,214
New Zealand	2,555,573	—	—	2,555,573
Norway	4,358,304	—	—	4,358,304
Portugal	991,590	—	—	991,590
Singapore	4,206,389	1,980	11,411	4,219,780
South Africa	3,576	—	—	3,576
Spain	10,675,606	1,981	—	10,677,587
Sweden	18,173,890	—	—	18,173,890
Switzerland	38,175,628	—	—	38,175,628
Taiwan	8,230	—	—	8,230
United Arab Emirates	—	—	—	—
United Kingdom	64,049,402	—	—	64,049,402
United States	1,269,541	—	—	1,269,541
Preferred Stocks	3,315,674	—	—	3,315,674
LVIP Dimensional International Core Equity Fund–52

LVIP Dimensional International Core Equity Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
	Level 1	Level 2	Level 3	Total
Rights	$ 34,383	$ —	$ 3,769	$ 38,152
Warrants	3,967	—	—	3,967
Money Market Fund	1,486,259	—	—	1,486,259
Total Investments	$517,017,458	$3,961	$37,885	$517,059,304
During the six months ended June 30, 2021, there were no material transfers to or from Level 3 investments.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/21	12/31/20
Shares sold:
Standard Class	1,185,787	7,588,773
Service Class	928,437	2,467,842
Shares reinvested:
Standard Class	—	530,055
Service Class	—	138,880
	2,114,224	10,725,550
Shares redeemed:
Standard Class	(2,945,515)	(6,651,410)
Service Class	(850,607)	(1,579,588)
	(3,796,122)	(8,230,998)
Net increase (decrease)	(1,681,898)	2,494,552
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $300,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 16, 2022.
The Fund had no amounts outstanding as of June 30, 2021, or at any time during the period then ended.
6. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities.   Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities. Restricted securities are valued pursuant to the security valuation procedures noted in Note 1.
LVIP Dimensional International Core Equity Fund–53

LVIP Dimensional International Core Equity Fund
Notes to Financial Statements (continued)
 6. Risk Factors (continued)
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Recent Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) - Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying this ASU.
9. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Dimensional International Core Equity Fund–54

LVIP Dimensional International Core Equity Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 8-9, 2021, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2020 through December 31, 2020. During the period covered by the report, there was one liquidity event due to an extended Taiwanese foreign holiday in February 2020 that caused the LVIP SSGA Emerging Markets Equity Index Fund to classify its Taiwanese securities as illiquid for one day, which caused the Fund to exceed the 15% limit on illiquid securities on that day. The LVIP SSGA Emerging Markets Equity Index Fund was under the 15% limitation the following business day, and there was no impact on the Fund ability to timely meet redemptions. There were no additional liquidity events that impacted the Fund or its respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP Dimensional International Core Equity Fund–55

LVIP Dimensional U.S. Core Equity 1 Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2021

LVIP Dimensional U.S. Core Equity 1 Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Dimensional U.S. Core Equity 1 Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2021 to June 30, 2021
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021 to June 30, 2021.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/21	Ending Account Value 6/30/21	Annualized Expense Ratio	Expenses Paid During Period 1/1/21 to 6/30/21*
Actual
Standard Class Shares	$1,000.00	$1,170.90	0.39%	$2.10
Service Class Shares	1,000.00	1,168.90	0.74%	3.98
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.90	0.39%	$1.96
Service Class Shares	1,000.00	1,021.10	0.74%	3.71

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Dimensional U.S. Core Equity 1 Fund–1

LVIP Dimensional U.S. Core Equity 1 Fund
Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)
As of June 30, 2021
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Common Stock	99.69%
Aerospace & Defense	1.61%
Air Freight & Logistics	0.75%
Airlines	0.31%
Auto Components	0.57%
Automobiles	0.81%
Banks	5.46%
Beverages	1.34%
Biotechnology	2.14%
Building Products	1.05%
Capital Markets	3.28%
Chemicals	2.39%
Commercial Services & Supplies	0.91%
Communications Equipment	0.91%
Construction & Engineering	0.45%
Construction Materials	0.19%
Consumer Finance	1.08%
Containers & Packaging	0.78%
Distributors	0.18%
Diversified Consumer Services	0.27%
Diversified Financial Services	0.98%
Diversified Telecommunication Services	1.48%
Electric Utilities	1.22%
Electrical Equipment	0.84%
Electronic Equipment, Instruments & Components	1.36%
Energy Equipment & Services	0.45%
Entertainment	1.04%
Food & Staples Retailing	1.29%
Food Products	1.43%
Gas Utilities	0.17%
Health Care Equipment & Supplies	2.49%
Health Care Providers & Services	3.03%
Health Care Technology	0.29%
Hotels, Restaurants & Leisure	1.95%
Household Durables	1.16%
Household Products	1.00%
Independent Power and Renewable Electricity Producers	0.18%
Industrial Conglomerates	0.93%
Insurance	2.85%
Interactive Media & Services	3.96%
Internet & Direct Marketing Retail	2.98%
IT Services	4.48%
Leisure Products	0.31%
Life Sciences Tools & Services	1.27%
Machinery	2.98%
Security Type/Sector	Percentage of Net Assets
Marine	0.05%
Media	1.75%
Metals & Mining	0.80%
Multiline Retail	0.67%
Multi-Utilities	0.59%
Oil, Gas & Consumable Fuels	2.87%
Paper & Forest Products	0.10%
Personal Products	0.28%
Pharmaceuticals	2.84%
Professional Services	0.97%
Real Estate Management & Development	0.27%
Road & Rail	1.27%
Semiconductors & Semiconductor Equipment	5.07%
Software	6.83%
Specialty Retail	2.77%
Technology Hardware, Storage & Peripherals	5.06%
Textiles, Apparel & Luxury Goods	0.96%
Thrifts & Mortgage Finance	0.35%
Tobacco	0.46%
Trading Companies & Distributors	0.75%
Transportation Infrastructure	0.01%
Water Utilities	0.13%
Wireless Telecommunication Services	0.24%
Preferred Stocks	0.01%
Rights	0.00%
Warrant	0.00%
Money Market Fund	0.43%
Total Investments	100.13%
Liabilities Net of Receivables and Other Assets	(0.13%)
Total Net Assets	100.00%

LVIP Dimensional U.S. Core Equity 1 Fund–2

LVIP Dimensional U.S. Core Equity 1 Fund
Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited) (continued)
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
Apple	4.50%
Microsoft	3.68%
Amazon.com	2.62%
Facebook Class A	1.48%
Alphabet Class C	1.09%
JPMorgan Chase & Co.	1.09%
Alphabet Class A	1.03%
Berkshire Hathaway Class B	0.89%
Johnson & Johnson	0.86%
Verizon Communications	0.78%
Total	18.02%

IT–Information Technology
LVIP Dimensional U.S. Core Equity 1 Fund–3

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets
June 30, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–99.69%
Aerospace & Defense–1.61%
†AAR	5,389	$ 208,824
Aerojet Rocketdyne Holdings	7,418	358,215
†AeroVironment	1,264	126,590
†Astronics	2,505	43,863
†Astronics Class B	1,301	21,206
†Axon Enterprise	1,811	320,185
†Boeing	15,174	3,635,083
BWX Technologies	5,833	339,014
Curtiss-Wright	4,750	564,110
†Ducommun	1,600	87,296
General Dynamics	13,765	2,591,399
HEICO	2,209	307,979
HEICO Class A	3,448	428,173
†Hexcel	8,199	511,618
†Howmet Aerospace	20,816	717,528
Huntington Ingalls Industries	4,327	911,915
Kaman	3,636	183,254
†Kratos Defense & Security Solutions	8,962	255,327
L3Harris Technologies	5,976	1,291,712
Lockheed Martin	8,961	3,390,394
†Mercury Systems	3,446	228,401
Moog Class A	3,369	283,198
National Presto Industries	1,066	108,359
Northrop Grumman	5,795	2,106,077
Park Aerospace	2,423	36,103
Raytheon Technologies	43,531	3,713,630
Spirit AeroSystems Holdings Class A	8,350	394,036
†Teledyne Technologies	2,956	1,238,061
Textron	15,554	1,069,649
†TransDigm Group	1,903	1,231,793
†Vectrus	1,921	91,420
†Virgin Galactic Holdings	5,127	235,842
		27,030,254
Air Freight & Logistics–0.75%
†Air Transport Services Group	8,512	197,734
†Atlas Air Worldwide Holdings	3,789	258,069
CH Robinson Worldwide	9,962	933,141
†Echo Global Logistics	3,298	101,381
Expeditors International of Washington	9,387	1,188,394
FedEx	9,819	2,929,302
Forward Air	2,174	195,116
†Hub Group Class A	2,675	176,496
United Parcel Service Class B	24,810	5,159,736
†XPO Logistics	9,670	1,352,736
		12,492,105
Airlines–0.31%
†Alaska Air Group	11,515	694,470
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Airlines (continued)
†Allegiant Travel	1,216	$ 235,904
†American Airlines Group	20,094	426,194
†Copa Holdings Class A	3,120	235,030
†Delta Air Lines	12,733	550,830
†Hawaiian Holdings	6,305	153,653
†JetBlue Airways	28,121	471,870
†SkyWest	5,859	252,347
†Southwest Airlines	22,825	1,211,779
†Spirit Airlines	8,530	259,653
†United Airlines Holdings	14,419	753,969
		5,245,699
Auto Components–0.57%
†Adient	7,115	321,598
†American Axle & Manufacturing Holdings	16,351	169,233
†Aptiv	9,984	1,570,783
Autoliv	9,198	899,197
BorgWarner	25,248	1,225,538
†Cooper-Standard Holdings	2,502	72,558
Dana	13,970	331,927
†Dorman Products	2,903	300,954
†Fox Factory Holding	3,534	550,102
Gentex	24,704	817,455
†Gentherm	1,903	135,208
†Goodyear Tire & Rubber	28,808	494,057
†Horizon Global	2,190	18,571
LCI Industries	2,502	328,813
Lear	6,113	1,071,487
†Modine Manufacturing	8,303	137,747
†Motorcar Parts of America	2,029	45,531
Patrick Industries	3,021	220,533
Standard Motor Products	2,906	125,975
†Stoneridge	3,532	104,194
†Superior Industries International	3,283	28,299
†Tenneco Class A	8,836	170,712
†Veoneer	7,240	166,882
†Visteon	1,685	203,784
		9,511,138
Automobiles–0.81%
†Ford Motor	118,632	1,762,872
†General Motors	78,728	4,658,336
Harley-Davidson	15,921	729,500
†Tesla	8,369	5,688,409
Thor Industries	4,199	474,487
Winnebago Industries	2,981	202,589
		13,516,193
Banks–5.46%
1st Source	3,376	156,849
Allegiance Bancshares	1,697	65,233
Altabancorp	300	12,993
LVIP Dimensional U.S. Core Equity 1 Fund–4

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Banks (continued)
Ameris Bancorp	8,107	$ 410,457
Arrow Financial	498	17,903
Associated Banc-Corp	16,938	346,890
†Atlantic Capital Bancshares	2,200	56,012
Atlantic Union Bankshares	7,033	254,735
Banc of California	7,463	130,901
BancFirst	3,473	216,819
†Bancorp	6,649	152,993
BancorpSouth Bank	10,113	286,501
Bank of America	218,046	8,990,037
Bank of Hawaii	3,306	278,431
Bank of Marin Bancorp	800	25,520
Bank of NT Butterfield & Son	6,133	217,415
Bank OZK	13,694	577,339
BankUnited	9,140	390,187
Banner	3,850	208,709
Berkshire Hills Bancorp	5,646	154,757
BOK Financial	5,728	496,045
Boston Private Financial Holdings	14,301	210,940
Brookline Bancorp	9,434	141,038
Bryn Mawr Bank	2,641	111,424
Cadence BanCorp	17,046	355,920
Camden National	1,998	95,424
Capital City Bank Group	800	20,632
Cathay General Bancorp	8,683	341,763
CBTX	1,306	35,667
Central Pacific Financial	5,001	130,326
CIT Group	10,032	517,551
Citigroup	60,792	4,301,034
Citizens Financial Group	20,266	929,601
City Holding	2,141	161,089
CNB Financial	543	12,391
Columbia Banking System	6,665	257,002
Comerica	8,347	595,475
Commerce Bancshares	10,442	778,556
Community Bank System	5,191	392,699
Community Trust Bancorp	2,467	99,617
ConnectOne Bancorp	5,185	135,691
Cullen/Frost Bankers	4,148	464,576
†Customers Bancorp	3,657	142,586
CVB Financial	14,317	294,787
Dime Community Bancshares	7,277	244,653
Eagle Bancorp	3,549	199,028
East West Bancorp	11,093	795,257
Enterprise Financial Services	3,126	145,015
†Equity Bancshares Class A	1,380	42,076
FB Financial	5,341	199,326
Fifth Third Bancorp	34,520	1,319,700
Financial Institutions	763	22,890
First Bancorp (North Carolina)	4,235	173,254
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Banks (continued)
First BanCorp (Puerto Rico)	26,383	$ 314,485
First Bancshares	1,363	51,017
First Busey	7,236	178,440
First Citizens BancShares Class A	953	793,601
First Commonwealth Financial	10,736	151,056
First Community Bancshares	1,307	39,014
First Financial	880	35,922
First Financial Bancorp	11,350	268,201
First Financial Bankshares	8,922	438,338
First Foundation	5,112	115,071
First Hawaiian	5,650	160,121
First Horizon National	52,745	911,434
First Interstate BancSystem Class A	3,666	153,349
First Merchants	5,690	237,102
First Mid Bancshares	773	31,314
First Midwest Bancorp	11,884	235,660
First of Long Island	1,772	37,620
First Republic Bank	8,409	1,573,913
Flushing Financial	4,876	104,493
FNB	32,839	404,905
Fulton Financial	16,777	264,741
German American Bancorp	3,237	120,416
Glacier Bancorp	7,273	400,597
Great Southern Bancorp	2,431	131,031
Great Western Bancorp	6,142	201,396
Hancock Whitney	9,517	422,935
Hanmi Financial	4,000	76,240
Harborone Bancorp	3,325	47,681
Heartland Financial USA	6,250	293,688
Heritage Commerce	3,648	40,602
Heritage Financial	4,420	110,588
Hilltop Holdings	11,657	424,315
Home BancShares	18,464	455,692
HomeTrust Bancshares	901	25,138
Hope Bancorp	11,520	163,354
Horizon Bancorp	7,246	126,298
Huntington Bancshares	124,012	1,769,651
Independent Bank	5,643	303,997
Independent Bank Group	4,072	301,247
International Bancshares	6,070	260,646
Investors Bancorp	23,383	333,442
JPMorgan Chase & Co.	116,957	18,191,492
KeyCorp	48,837	1,008,484
Lakeland Bancorp	7,123	124,510
Lakeland Financial	1,993	122,849
Live Oak Bancshares	3,640	214,760
M&T Bank	5,812	844,542
Mercantile Bank	1,436	43,367
Midland States Bancorp	1,400	36,778
MidWestOne Financial Group	600	17,262

LVIP Dimensional U.S. Core Equity 1 Fund–5

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Banks (continued)
National Bank Holdings Class A	3,762	$ 141,978
NBT Bancorp	5,373	193,267
†Nicolet Bankshares	573	40,305
OceanFirst Financial	7,155	149,110
OFG Bancorp	5,663	125,266
Old National Bancorp	17,834	314,057
Origin Bancorp	1,679	71,290
Pacific Premier Bancorp	10,343	437,405
PacWest Bancorp	6,709	276,142
Park National	1,685	197,853
Peapack Gladstone Financial	2,958	91,905
Peoples Bancorp	3,493	103,463
People's United Financial	36,431	624,427
Pinnacle Financial Partners	5,894	520,381
PNC Financial Services Group	12,321	2,350,354
Popular	10,058	754,853
Preferred Bank	1,509	95,474
Prosperity Bancshares	7,651	549,342
QCR Holdings	1,263	60,738
Regions Financial	43,297	873,733
Renasant	6,598	263,920
Republic Bancorp Class A	1,755	80,958
S&T Bancorp	4,286	134,152
Sandy Spring Bancorp	4,310	190,200
Seacoast Banking Corp. of Florida	1,194	40,775
ServisFirst Bancshares	4,189	284,768
Sierra Bancorp	742	18,884
Signature Bank	3,723	914,555
Simmons First National Class A	11,060	324,500
South State	5,805	474,617
Southside Bancshares	3,707	141,719
Sterling Bancorp	21,051	521,854
Stock Yards Bancorp	2,112	107,480
†SVB Financial Group	2,722	1,514,602
Synovus Financial	16,921	742,493
†Texas Capital Bancshares	5,756	365,448
Tompkins Financial	1,879	145,735
Towne Bank	7,647	232,622
TriCo Bancshares	3,318	141,280
†TriState Capital Holdings	3,540	72,181
†Triumph Bancorp	6,346	471,191
Truist Financial	37,596	2,086,578
Trustmark	7,049	217,109
UMB Financial	5,041	469,115
Umpqua Holdings	21,855	403,225
United Bankshares	15,676	572,174
United Community Banks	9,910	317,219
Univest Financial	5,030	132,641
US Bancorp	56,106	3,196,359
Valley National Bancorp	39,046	524,388
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Banks (continued)
Veritex Holdings	959	$ 33,958
Washington Trust Bancorp	2,170	111,430
Webster Financial	9,266	494,248
Wells Fargo & Co.	114,566	5,188,694
WesBanco	5,095	181,535
Westamerica Bancorporation	2,893	167,881
Western Alliance Bancorp	10,465	971,675
Wintrust Financial	5,764	435,931
Zions Bancorp	11,022	582,623
		91,468,569
Beverages–1.34%
†Boston Beer Class A	731	746,205
Brown-Forman Class A	1,046	73,743
Brown-Forman Class B	14,939	1,119,529
†Celsius Holdings	1,937	147,386
Coca-Cola	130,541	7,063,573
Coca-Cola Consolidated	822	330,551
Constellation Brands Class A	6,462	1,511,397
Keurig Dr Pepper	16,367	576,773
MGP Ingredients	1,497	101,257
†Molson Coors Beverage Class B	16,156	867,416
†Monster Beverage	14,370	1,312,699
National Beverage	3,798	179,380
PepsiCo	57,262	8,484,511
		22,514,420
Biotechnology–2.14%
AbbVie	59,359	6,686,198
†ACADIA Pharmaceuticals	4,382	106,877
†Acceleron Pharma	1,040	130,510
†Adverum Biotechnologies	10,775	37,713
†Agios Pharmaceuticals	1,832	100,962
†Akebia Therapeutics	7,400	28,046
†Alexion Pharmaceuticals	9,024	1,657,799
†Alkermes	3,336	81,799
†Allakos	867	74,016
†Alnylam Pharmaceuticals	2,227	377,521
Amgen	25,518	6,220,012
†AnaptysBio	2,400	62,232
†Anika Therapeutics	1,937	83,853
†Arena Pharmaceuticals	3,770	257,114
†Arrowhead Pharmaceuticals	3,112	257,736
†Atara Biotherapeutics	3,839	59,696
†Biogen	8,809	3,050,292
†BioMarin Pharmaceutical	4,560	380,486
†Bluebird Bio	4,185	133,836
†Bridgebio Pharma	1,987	121,128
†Concert Pharmaceuticals	4,505	19,011
†CRISPR Therapeutics	2,111	341,750
†Denali Therapeutics	4,195	329,056
†Eagle Pharmaceuticals	1,957	83,760
†Editas Medicine	1,820	103,085

LVIP Dimensional U.S. Core Equity 1 Fund–6

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Biotechnology (continued)
†Emergent BioSolutions	5,759	$ 362,759
†Enanta Pharmaceuticals	2,114	93,037
†Epizyme	4,841	40,229
†Exact Sciences	3,427	426,010
†Exelixis	20,982	382,292
†Fate Therapeutics	1,659	143,985
†G1 Therapeutics	4,800	105,312
Gilead Sciences	51,279	3,531,072
†Global Blood Therapeutics	4,238	148,415
†GlycoMimetics	1,315	3,051
†Halozyme Therapeutics	5,662	257,111
†Horizon Therapeutics	11,204	1,049,143
†Incyte	2,788	234,554
†Intellia Therapeutics	2,940	476,015
†Ionis Pharmaceuticals	5,845	233,157
†Iovance Biotherapeutics	1,000	26,020
†Ironwood Pharmaceuticals	8,400	108,108
†Karuna Therapeutics	465	53,005
†Kura Oncology	3,841	80,085
†Ligand Pharmaceuticals	1,149	150,737
†MacroGenics	2,941	78,995
†Madrigal Pharmaceuticals	765	74,519
†Mirati Therapeutics	1,683	271,855
†Moderna	2,454	576,641
†Myriad Genetics	6,072	185,682
†Natera	2,690	305,396
†Neurocrine Biosciences	2,841	276,486
†Novavax	1,662	352,859
†OPKO Health	26,983	109,281
=†PDL BioPharma	21,857	20,246
†Protagonist Therapeutics	2,495	111,976
†Prothena	2,660	136,751
†Regeneron Pharmaceuticals	2,460	1,374,008
†REGENXBIO	2,474	96,115
†Rhythm Pharmaceuticals	631	12,355
†Rocket Pharmaceuticals	4,200	186,018
†Sage Therapeutics	1,625	92,316
†Sangamo Therapeutics	13,158	157,501
†Sarepta Therapeutics	2,381	185,099
†Seagen	3,269	516,110
†Spectrum Pharmaceuticals	5,200	19,500
†SpringWorks Therapeutics	300	24,723
†Travere Therapeutics	4,405	64,269
†Ultragenyx Pharmaceutical	1,249	119,092
†United Therapeutics	4,401	789,583
†Vanda Pharmaceuticals	5,302	114,046
†Vertex Pharmaceuticals	3,259	657,112
†Vir Biotechnology	2,150	101,652
†Xencor	5,219	180,003
		35,878,774
Building Products–1.05%
AAON	4,128	258,372
Advanced Drainage Systems	7,020	818,321
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Building Products (continued)
Allegion	4,973	$ 692,739
†American Woodmark	2,433	198,752
AO Smith	12,081	870,557
Apogee Enterprises	3,439	140,071
†Armstrong Flooring	3,796	23,497
Armstrong World Industries	4,709	505,087
†Builders FirstSource	28,672	1,223,148
Carrier Global	37,720	1,833,192
†Cornerstone Building Brands	8,244	149,876
CSW Industrials	1,989	235,617
Fortune Brands Home & Security	14,113	1,405,796
†Gibraltar Industries	2,498	190,622
Griffon	6,049	155,036
Insteel Industries	1,756	56,455
†JELD-WEN Holding	11,080	290,961
Johnson Controls International	20,191	1,385,708
Lennox International	1,939	680,201
Masco	10,394	612,311
†Masonite International	2,782	311,000
Owens Corning	8,300	812,570
†PGT Innovations	6,091	141,494
Quanex Building Products	4,360	108,302
†Resideo Technologies	14,386	431,580
Simpson Manufacturing	4,772	527,020
Trane Technologies	11,496	2,116,873
†Trex	8,010	818,702
UFP Industries	7,118	529,152
		17,523,012
Capital Markets–3.28%
Affiliated Managers Group	4,373	674,360
Ameriprise Financial	7,424	1,847,685
Ares Management Class A	5,059	321,702
Artisan Partners Asset Management Class A	3,789	192,557
B. Riley Financial	702	53,001
Bank of New York Mellon	40,486	2,074,098
BGC Partners Class A	30,856	174,953
BlackRock	3,395	2,970,523
Blackstone Group Class A	8,898	864,352
†Blucora	5,281	91,414
Brightsphere Investment Group	6,371	149,273
Cboe Global Markets	6,135	730,372
Charles Schwab	44,659	3,251,622
CME Group	6,950	1,478,126
Cohen & Steers	4,673	383,607
Diamond Hill Investment Group	786	131,506
†Donnelley Financial Solutions	6,570	216,810
Evercore Class A	5,155	725,669

LVIP Dimensional U.S. Core Equity 1 Fund–7

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Capital Markets (continued)
FactSet Research Systems	2,282	$ 765,862
Federated Hermes	11,818	400,748
Franklin Resources	20,323	650,133
Goldman Sachs Group	9,985	3,789,607
Greenhill & Co.	3,574	55,611
Hamilton Lane Class A	2,290	208,665
Houlihan Lokey	2,921	238,909
Interactive Brokers Group Class A	3,982	261,737
Intercontinental Exchange	15,452	1,834,152
Invesco	35,679	953,700
Janus Henderson Group	11,212	435,138
Jefferies Financial Group	16,565	566,523
KKR & Co. Class A	20,695	1,225,972
Lazard Class A	6,961	314,985
LPL Financial Holdings	8,795	1,187,149
MarketAxess Holdings	1,677	777,440
Moelis & Co. Class A	4,279	243,432
Moody's	6,584	2,385,844
Morgan Stanley	66,079	6,058,783
Morningstar	3,729	958,763
MSCI	3,104	1,654,680
Nasdaq	7,726	1,358,231
Northern Trust	9,018	1,042,661
Oppenheimer Holdings Class A	566	28,775
Piper Sandler	2,218	287,364
PJT Partners Class A	2,208	157,607
Raymond James Financial	9,894	1,285,231
S&P Global	7,716	3,167,032
SEI Investments	12,025	745,189
State Street	15,293	1,258,308
Stifel Financial	11,269	730,907
†Stonex Group	1,728	104,838
T. Rowe Price Group	12,640	2,502,341
Tradeweb Markets Class A	4,691	396,671
Virtu Financial Class A	8,744	241,597
Virtus Investment Partners	817	226,938
Westwood Holdings Group	147	3,199
WisdomTree Investments	18,923	117,323
		54,953,675
Chemicals–2.39%
†AdvanSix	4,807	143,537
Air Products & Chemicals	5,258	1,512,621
Albemarle	5,850	985,491
American Vanguard	3,629	63,544
Ashland Global Holdings	4,435	388,063
Avient	9,434	463,775
†Axalta Coating Systems	21,171	645,504
Balchem	2,885	378,685
Cabot	5,734	326,437
Celanese	6,285	952,806
CF Industries Holdings	21,635	1,113,121
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Chemicals (continued)
Chase	1,120	$ 114,923
Chemours	8,853	308,084
Corteva	33,747	1,496,680
Dow	43,934	2,780,144
DuPont de Nemours	10,105	782,228
Eastman Chemical	9,080	1,060,090
Ecolab	9,204	1,895,748
Element Solutions	26,715	624,597
†Ferro	7,929	171,029
FMC	12,271	1,327,722
FutureFuel	4,566	43,834
†GCP Applied Technologies	5,509	128,139
Hawkins	1,638	53,645
HB Fuller	5,745	365,439
Huntsman	24,429	647,857
†Ingevity	4,179	340,003
Innospec	2,598	235,405
International Flavors & Fragrances	12,719	1,900,219
†Intrepid Potash	612	19,498
†Koppers Holdings	1,784	57,712
†Kraton	5,160	166,616
Kronos Worldwide	8,371	119,873
†Linde	12,724	3,678,508
†Livent	5,526	106,983
†LSB Industries	2,575	15,579
LyondellBasell Industries Class A	28,091	2,889,721
Minerals Technologies	3,668	288,562
Mosaic	20,562	656,133
NewMarket	1,227	395,070
Olin	18,769	868,254
PPG Industries	12,119	2,057,443
PQ Group Holdings	2,891	44,406
Quaker Chemical	333	78,984
†Rayonier Advanced Materials	10,113	67,656
RPM International	7,154	634,417
Scotts Miracle-Gro	5,415	1,039,247
Sensient Technologies	3,597	311,356
Sherwin-Williams	10,407	2,835,387
Stepan	2,327	279,868
†Trecora Resources	1,810	15,059
Tredegar	3,092	42,577
Trinseo	7,005	419,179
Tronox Holdings Class A	12,136	271,846
Valvoline	15,826	513,712
†Venator Materials	6,100	28,914
†W R Grace & Co.	5,509	380,782
Westlake Chemical	6,558	590,810
		40,123,522
Commercial Services & Supplies–0.91%
ABM Industries	6,155	272,974
ACCO Brands	15,297	132,013

LVIP Dimensional U.S. Core Equity 1 Fund–8

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Commercial Services & Supplies (continued)
ADT	37,621	$ 405,930
Brady Class A	3,998	224,048
Brink's	3,096	237,897
†Casella Waste Systems Class A	2,209	140,117
†Cimpress	1,769	191,777
Cintas	4,388	1,676,216
†Clean Harbors	6,114	569,458
†Copart	9,177	1,209,804
Covanta Holding	13,922	245,166
Deluxe	5,890	281,365
Ennis	3,323	71,511
†Harsco	9,121	186,251
Healthcare Services Group	2,712	85,618
†Heritage-Crystal Clean	1,138	33,776
Herman Miller	6,720	316,781
HNI	4,903	215,585
†IAA	10,453	570,107
Interface	8,682	132,835
†KAR Auction Services	13,984	245,419
Kimball International Class B	4,901	64,448
Knoll	7,864	204,385
Matthews International Class A	2,732	98,243
MSA Safety	1,744	288,771
Pitney Bowes	13,039	114,352
†Quad/Graphics	5,244	21,763
Republic Services	20,118	2,213,181
Rollins	15,837	541,625
†SP Plus	3,002	91,831
Steelcase Class A	12,090	182,680
†Stericycle	7,107	508,506
†Team	2,683	17,976
Tetra Tech	4,642	566,510
UniFirst	1,742	408,743
†US Ecology	3,069	115,149
†Viad	2,959	147,506
†Vidler Water Resouces	2,699	35,897
VSE	600	29,706
Waste Management	15,317	2,146,065
		15,241,985
Communications Equipment–0.91%
ADTRAN	6,434	132,862
†Applied Optoelectronics	2,558	21,666
†Arista Networks	2,186	792,010
†CalAmp	2,806	35,692
†Calix	3,340	158,650
†Ciena	14,673	834,747
Cisco Systems	152,237	8,068,561
†CommScope Holding	14,905	317,626
Comtech Telecommunications	2,467	59,603
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Communications Equipment (continued)
†EchoStar Class A	4,326	$ 105,079
†F5 Networks	5,272	984,071
†Harmonic	15,891	135,391
†Infinera	15,137	154,397
Juniper Networks	22,261	608,838
†Lumentum Holdings	5,089	417,451
Motorola Solutions	5,314	1,152,341
†NETGEAR	3,638	139,408
†NetScout Systems	8,743	249,525
†Ribbon Communications	7,554	57,486
Ubiquiti	700	218,533
†ViaSat	4,826	240,528
†Viavi Solutions	21,760	384,282
		15,268,747
Construction & Engineering–0.45%
†AECOM	12,090	765,539
†Ameresco Class A	500	31,360
Arcosa	4,724	277,488
Argan	1,865	89,128
Comfort Systems	3,877	305,469
†Construction Partners Class A	3,231	101,453
†Dycom Industries	3,130	233,279
EMCOR Group	6,939	854,815
†Fluor	6,492	114,908
Granite Construction	5,660	235,060
†Great Lakes Dredge & Dock	10,783	157,540
†MasTec	9,092	964,661
†Matrix Service	3,017	31,679
†MYR Group	2,247	204,297
†NV5 Global	1,400	132,314
Primoris Services	10,014	294,712
Quanta Services	14,256	1,291,166
†Sterling Construction	6,125	147,796
†Tutor Perini	7,043	97,546
Valmont Industries	2,153	508,216
†WillScot Mobile Mini Holdings	25,005	696,889
		7,535,315
Construction Materials–0.19%
Eagle Materials	4,281	608,373
Martin Marietta Materials	3,109	1,093,777
†Summit Materials Class A	11,378	396,523
†U.S. Concrete	2,396	176,825
Vulcan Materials	5,108	889,150
		3,164,648
Consumer Finance–1.08%
Ally Financial	25,875	1,289,610
American Express	25,031	4,135,872
Capital One Financial	19,244	2,976,854
†Credit Acceptance	1,842	836,471

LVIP Dimensional U.S. Core Equity 1 Fund–9

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Consumer Finance (continued)
Discover Financial Services	15,835	$ 1,873,122
†Encore Capital Group	3,279	155,392
†Enova International	5,050	172,761
†EZCORP Class A	6,690	40,341
FirstCash	4,561	348,643
†Green Dot Class A	3,997	187,259
†LendingClub	14,756	267,526
†LendingTree	513	108,694
Navient	19,563	378,153
Nelnet Class A	2,759	207,560
OneMain Holdings	11,443	685,550
†PRA Group	5,542	213,201
†PROG Holdings	6,205	298,647
Santander Consumer USA Holdings	27,673	1,005,083
SLM	54,985	1,151,386
Synchrony Financial	31,383	1,522,703
†World Acceptance	1,118	179,148
		18,033,976
Containers & Packaging–0.78%
Amcor	94,418	1,082,030
AptarGroup	7,071	995,880
Avery Dennison	6,517	1,370,134
Ball	12,596	1,020,528
†Berry Global Group	15,811	1,031,194
Crown Holdings	7,001	715,572
Graphic Packaging Holding	37,740	684,604
Greif Class A	4,106	248,618
Greif Class B	502	29,618
International Paper	23,997	1,471,256
Myers Industries	2,920	61,320
†O-I Glass	15,403	251,531
Packaging Corp. of America	9,096	1,231,780
Sealed Air	10,093	598,010
Silgan Holdings	16,148	670,142
Sonoco Products	11,690	782,061
WestRock	15,157	806,656
		13,050,934
Distributors–0.18%
Core-Mark Holding	3,928	176,799
Genuine Parts	8,090	1,023,142
†LKQ	19,849	976,968
Pool	1,930	885,214
		3,062,123
Diversified Consumer Services–0.27%
†Adtalem Global Education	5,122	182,548
†American Public Education	2,213	62,716
†Bright Horizons Family Solutions	3,064	450,745
Carriage Services	2,326	85,992
†Chegg	2,936	244,011
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Diversified Consumer Services (continued)
†frontdoor	5,297	$ 263,897
Graham Holdings Class B	453	287,157
†Grand Canyon Education	4,629	416,471
H&R Block	11,858	278,426
†Houghton Mifflin Harcourt	18,319	202,242
†Laureate Education Class A	1,100	15,961
†Perdoceo Education	7,863	96,479
†Regis	4,006	37,496
Service Corp International	16,855	903,259
Strategic Education	2,304	175,242
†Stride	4,689	150,658
†Terminix Global Holdings	10,594	505,440
†WW International	6,119	221,141
		4,579,881
Diversified Financial Services–0.98%
†Berkshire Hathaway Class B	53,675	14,917,356
†Cannae Holdings	9,850	334,014
Equitable Holdings	21,062	641,338
Voya Financial	8,511	523,426
		16,416,134
Diversified Telecommunication Services–1.48%
†Anterix	2,400	143,976
AT&T	293,166	8,437,317
ATN International	2,414	109,813
†Cincinnati Bell	5,095	78,565
Cogent Communications Holdings	2,734	210,217
†Consolidated Communications Holdings	10,085	88,647
†IDT Class B	3,397	125,553
†Iridium Communications	10,976	438,930
†Liberty Latin America Class C	8,319	117,298
Lumen Technologies	138,606	1,883,656
†ORBCOMM	9,336	104,937
Verizon Communications	234,557	13,142,229
		24,881,138
Electric Utilities–1.22%
ALLETE	3,194	223,516
Alliant Energy	10,808	602,654
American Electric Power	14,504	1,226,893
Avangrid	2,641	135,827
Duke Energy	21,083	2,081,314
Edison International	12,899	745,820
Entergy	5,703	568,589
Evergy	10,740	649,018
Eversource Energy	11,554	927,093
Exelon	31,038	1,375,294
FirstEnergy	22,090	821,969
Hawaiian Electric Industries	8,248	348,725
IDACORP	3,906	380,835

LVIP Dimensional U.S. Core Equity 1 Fund–10

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Electric Utilities (continued)
MGE Energy	2,722	$ 202,626
NextEra Energy	52,545	3,850,498
NRG Energy	25,841	1,041,392
OGE Energy	8,515	286,530
Otter Tail	3,279	160,048
†PG&E	11,609	118,063
Pinnacle West Capital	5,231	428,785
PNM Resources	8,002	390,258
Portland General Electric	5,391	248,417
PPL	26,960	754,071
Southern	29,326	1,774,516
Xcel Energy	17,587	1,158,632
		20,501,383
Electrical Equipment–0.84%
Acuity Brands	2,185	408,660
Allied Motion Technologies	2,562	88,466
AMETEK	11,026	1,471,971
†Atkore International Group	4,968	352,728
AZZ	3,479	180,143
Eaton	13,289	1,969,164
Emerson Electric	19,279	1,855,411
Encore Wire	2,824	214,031
EnerSys	4,508	440,567
†FuelCell Energy	4,376	38,946
†Generac Holdings	3,633	1,508,240
GrafTech International	5,319	61,807
Hubbell	5,553	1,037,522
nVent Electric	8,024	250,670
†Plug Power	4,000	136,760
Powell Industries	1,827	56,546
Regal Beloit	4,821	643,652
Rockwell Automation	5,893	1,685,516
†Sensata Technologies Holding	13,114	760,218
†Sunrun	12,414	692,453
†Thermon Group Holdings	3,728	63,525
†TPI Composites	2,950	142,839
		14,059,835
Electronic Equipment, Instruments & Components–1.36%
Advanced Energy Industries	3,148	354,811
Amphenol Class A	24,482	1,674,814
†Arlo Technologies	6,220	42,109
†Arrow Electronics	8,159	928,739
Avnet	8,965	359,317
Badger Meter	2,792	273,951
Belden	4,758	240,612
Benchmark Electronics	4,152	118,166
CDW	8,592	1,500,593
Cognex	7,440	625,332
†Coherent	2,520	666,137
Corning	36,605	1,497,144
CTS	4,313	160,271
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
†Daktronics	5,746	$ 37,866
†ePlus	1,636	141,825
†Fabrinet	2,950	282,817
†FARO Technologies	1,676	130,343
†Flex	50,884	909,297
†II-VI	5,408	392,567
†Insight Enterprises	2,880	288,029
†IPG Photonics	3,916	825,375
†Itron	2,913	291,242
Jabil	20,212	1,174,721
†Keysight Technologies	9,796	1,512,600
†Knowles	9,789	193,235
Littelfuse	2,042	520,281
Methode Electronics	4,593	226,022
National Instruments	10,428	440,896
†Novanta	3,392	457,106
†OSI Systems	1,492	151,647
PC Connection	3,183	147,277
†Plexus	3,104	283,737
†Rogers	1,659	333,127
†Sanmina	7,565	294,732
†ScanSource	4,669	131,339
SYNNEX	6,774	824,802
TE Connectivity	12,092	1,634,959
†Trimble	13,185	1,078,929
†TTM Technologies	12,750	182,325
Vishay Intertechnology	13,041	294,075
Vontier	5,237	170,621
†Zebra Technologies Class A	2,031	1,075,394
		22,869,182
Energy Equipment & Services–0.45%
Archrock	16,319	145,402
Baker Hughes	31,272	715,191
†Bristow Group	670	17,159
Cactus Class A	3,339	122,608
†ChampionX	17,282	443,283
Core Laboratories	3,764	146,608
†DMC Global	1,792	100,728
†Dril-Quip	4,298	145,401
†Exterran	5,755	27,394
†Forum Energy Technologies	581	13,642
†Frank's International	24,705	74,856
Halliburton	52,294	1,209,037
†Helix Energy Solutions Group	20,202	115,353
Helmerich & Payne	7,597	247,890
†KLX Energy Services Holdings	516	4,928
†Liberty Oilfield Services Class A	13,753	194,743
†Mammoth Energy Services	3,494	16,038
†Nabors Industries	845	96,533
†Newpark Resources	12,083	41,807
†NexTier Oilfield Solutions	25,985	123,689

LVIP Dimensional U.S. Core Equity 1 Fund–11

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Energy Equipment & Services (continued)
†NOV	21,887	$ 335,309
†Oceaneering International	12,328	191,947
†Oil States International	6,670	52,360
Patterson-UTI Energy	16,123	160,263
†ProPetro Holding	10,570	96,821
†RPC	14,752	73,022
Schlumberger	57,582	1,843,200
†SEACOR Marine Holdings	2,951	13,014
†Select Energy Services Class A	17,227	104,051
†Technip Energies ADR	4,161	56,756
†TechnipFMC	20,805	188,285
†TETRA Technologies	6,536	28,366
†Tidewater	1,101	13,267
†Transocean	38,916	175,900
†U.S. Silica Holdings	11,361	131,333
		7,466,184
Entertainment–1.04%
Activision Blizzard	15,960	1,523,222
†Cinemark Holdings	7,998	175,556
Electronic Arts	10,593	1,523,591
†IMAX	4,896	105,264
†Liberty Media-Liberty Braves Class A	594	16,763
†Liberty Media-Liberty Braves Class C	1,227	34,074
†Liberty Media-Liberty Formula One Class A	1,485	63,306
†Liberty Media-Liberty Formula One Class C	15,678	755,836
†Lions Gate Entertainment Class A	5,974	123,662
†Lions Gate Entertainment Class B	12,124	221,869
†Live Nation Entertainment	7,827	685,567
†Madison Square Garden Entertainment	1,945	163,322
†Marcus	3,838	81,404
†Netflix	6,481	3,423,329
†Reading International Class A	489	3,408
†Roku	407	186,915
†Spotify Technology	435	119,882
†Take-Two Interactive Software	3,820	676,216
†Walt Disney	36,500	6,415,605
World Wrestling Entertainment Class A	3,541	204,988
†Zynga Class A	82,444	876,380
		17,380,159
Food & Staples Retailing–1.29%
Andersons	4,370	133,416
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Food & Staples Retailing (continued)
†BJ's Wholesale Club Holdings	10,299	$ 490,026
Casey's General Stores	3,835	746,444
†Chefs' Warehouse	2,580	82,121
Costco Wholesale	13,598	5,380,321
Ingles Markets Class A	2,345	136,643
Kroger	67,817	2,598,069
Natural Grocers by Vitamin Cottage	3,652	39,223
†Performance Food Group	10,338	501,290
PriceSmart	1,845	167,913
†Rite Aid	5,316	86,651
SpartanNash	5,888	113,697
†Sprouts Farmers Market	14,602	362,860
Sysco	23,187	1,802,789
†U.S. Foods Holding	16,963	650,701
†United Natural Foods	6,297	232,863
Village Super Market Class A	618	14,529
Walgreens Boots Alliance	30,562	1,607,867
Walmart	44,846	6,324,183
Weis Markets	3,330	172,028
		21,643,634
Food Products–1.43%
Alico	234	8,330
Archer-Daniels-Midland	23,598	1,430,039
B&G Foods	9,162	300,514
†Beyond Meat	939	147,883
Bunge	14,564	1,138,177
Calavo Growers	1,666	105,658
Cal-Maine Foods	5,325	192,818
Campbell Soup	23,610	1,076,380
Conagra Brands	24,666	897,349
†Darling Ingredients	17,849	1,204,807
†Farmer Bros	400	5,076
Flowers Foods	21,330	516,186
Fresh Del Monte Produce	6,313	207,571
†Freshpet	331	53,940
General Mills	36,688	2,235,400
†Hain Celestial Group	9,937	398,672
Hershey	6,995	1,218,389
Hormel Foods	20,921	998,978
†Hostess Brands	13,011	210,648
Ingredion	8,589	777,305
J & J Snack Foods	1,370	238,942
JM Smucker	7,008	908,027
John B Sanfilippo & Son	748	66,250
Kellogg	18,088	1,163,601
Kraft Heinz	23,196	945,933
Lamb Weston Holdings	5,940	479,120
Lancaster Colony	2,661	514,930
†Landec	1,935	21,769
McCormick & Co.	13,226	1,168,120
Mondelez International Class A	29,450	1,838,858

LVIP Dimensional U.S. Core Equity 1 Fund–12

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Food Products (continued)
†Pilgrim's Pride	10,200	$ 226,236
†Post Holdings	8,460	917,656
Sanderson Farms	2,438	458,271
Seaboard	14	54,162
†Simply Good Foods	7,603	277,586
†TreeHouse Foods	5,737	255,411
Tyson Foods Class A	18,887	1,393,105
		24,052,097
Gas Utilities–0.17%
Atmos Energy	5,568	535,140
Chesapeake Utilities	776	93,376
National Fuel Gas	7,308	381,843
New Jersey Resources	8,468	335,079
Northwest Natural Holding	2,733	143,537
ONE Gas	2,955	219,025
South Jersey Industries	7,029	182,262
†Southwest Gas Holdings	3,302	218,559
Spire	3,336	241,093
UGI	11,119	514,921
		2,864,835
Health Care Equipment & Supplies–2.49%
Abbott Laboratories	37,659	4,365,808
†ABIOMED	1,827	570,225
†Align Technology	1,919	1,172,509
†AngioDynamics	5,678	154,044
†AtriCure	1,380	109,475
Atrion	226	140,330
†Avanos Medical	5,480	199,308
†Axonics Modulation Technologies	1,703	107,987
Baxter International	22,619	1,820,830
Becton Dickinson & Co.	5,266	1,280,639
†Boston Scientific	19,203	821,120
†Cardiovascular Systems	1,059	45,166
CONMED	1,948	267,714
Cooper	2,109	835,734
†CryoLife	4,470	126,948
Danaher	11,681	3,134,713
DENTSPLY SIRONA	9,963	630,259
†DexCom	1,908	814,716
†Edwards Lifesciences	11,926	1,235,176
†Envista Holdings	5,087	219,809
†Glaukos	1,111	94,246
†Globus Medical Class A	6,424	498,053
†Haemonetics	4,127	275,023
†Heska	496	113,946
Hill-Rom Holdings	5,864	666,092
†Hologic	14,575	972,444
†ICU Medical	1,303	268,157
†IDEXX Laboratories	3,983	2,515,464
†Inogen	1,392	90,717
†Insulet	1,631	447,726
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†Integer Holdings	3,432	$ 323,294
†Integra LifeSciences Holdings	6,337	432,437
†Intuitive Surgical	2,314	2,128,047
†Invacare	4,463	36,016
†iRhythm Technologies	418	27,734
†Lantheus Holdings	4,262	117,802
LeMaitre Vascular	1,018	62,118
†LENSAR	1,658	14,358
†LivaNova	3,945	331,814
†Masimo	2,348	569,273
Medtronic	27,945	3,468,813
†Meridian Bioscience	6,320	140,178
†Merit Medical Systems	4,562	294,979
†Natus Medical	5,448	141,539
†Neogen	6,916	318,413
†Nevro	1,168	193,643
†Novocure	1,324	293,690
†NuVasive	4,122	279,389
†OraSure Technologies	3,636	36,869
†Orthofix Medical	3,349	134,328
†Penumbra	719	197,049
†Quidel	3,344	428,433
ResMed	5,495	1,354,627
†SeaSpine Holdings	1,244	25,515
†Shockwave Medical	360	68,303
STERIS	5,288	1,090,914
Stryker	7,158	1,859,147
†Surgalign Holdings	7,962	11,067
†Surmodics	1,196	64,883
†Tandem Diabetes Care	1,145	111,523
Teleflex	1,857	746,124
†Varex Imaging	4,849	130,050
West Pharmaceutical Services	2,890	1,037,799
Zimmer Biomet Holdings	8,329	1,339,470
		41,804,016
Health Care Providers & Services–3.03%
†Acadia Healthcare	9,522	597,506
†Addus HomeCare	1,490	129,988
†Amedisys	2,782	681,395
AmerisourceBergen	9,288	1,063,383
†AMN Healthcare Services	4,516	437,962
Anthem	9,169	3,500,724
†Apollo Medical Holdings	2,925	183,719
†Brookdale Senior Living	25,409	200,731
Cardinal Health	17,536	1,001,130
†Centene	24,268	1,769,865
Chemed	1,406	667,147
Cigna	14,802	3,509,110
†Community Health Systems	14,031	216,639
†CorVel	1,436	192,855
†Covetrus	5,946	160,542

LVIP Dimensional U.S. Core Equity 1 Fund–13

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Health Care Providers & Services (continued)
†Cross Country Healthcare	2,295	$ 37,890
CVS Health	49,828	4,157,648
†DaVita	12,602	1,517,659
Encompass Health	10,482	817,910
Ensign Group	6,380	552,955
†Enzo Biochem	4,600	14,582
†Guardant Health	2,729	338,915
†Hanger	4,881	123,392
HCA Healthcare	8,130	1,680,796
†HealthEquity	1,071	86,194
†Henry Schein	9,338	692,786
Humana	4,975	2,202,532
†Laboratory Corp of America Holdings	6,140	1,693,719
†LHC Group	2,846	569,940
†Magellan Health	3,441	324,142
McKesson	8,602	1,645,047
†MEDNAX	8,411	253,592
†ModivCare	1,930	328,235
†Molina Healthcare	6,744	1,706,637
National HealthCare	1,916	133,928
Owens & Minor	8,370	354,302
Patterson	9,569	290,802
†Pennant Group	3,570	146,013
†PetIQ	1,604	61,914
Premier Class A	5,449	189,571
†Progyny	1,799	106,141
Quest Diagnostics	9,564	1,262,161
†R1 RCM	4,197	93,341
Select Medical Holdings	14,513	613,319
†Surgery Partners	2,745	182,872
†Tenet Healthcare	10,305	690,332
†Triple-S Management Class B	3,286	73,179
U.S. Physical Therapy	1,000	115,870
UnitedHealth Group	30,136	12,067,660
Universal Health Services Class B	8,934	1,308,206
		50,746,878
Health Care Technology–0.29%
†Allscripts Healthcare Solutions	12,205	225,914
Cerner	20,352	1,590,712
†Change Healthcare	16,317	375,944
†Computer Programs and Systems	971	32,266
†Evolent Health Class A	7,583	160,153
†HealthStream	2,606	72,812
†Inovalon Holdings Class A	3,282	111,851
†NextGen Healthcare	6,248	103,654
†Omnicell	3,102	469,798
†Teladoc Health	5,765	958,662
†Veeva Systems Class A	2,496	776,131
		4,877,897
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Hotels, Restaurants & Leisure–1.95%
Aramark	21,338	$ 794,840
†Bally's	959	51,891
†Biglari Holdings Class B	1	159
†BJ's Restaurants	1,988	97,690
†Bloomin' Brands	5,220	141,671
†Bluegreen Vacations Holding	529	9,522
†Booking Holdings	529	1,157,500
†Boyd Gaming	3,668	225,545
†Brinker International	3,450	213,382
†Caesars Entertainment	12,832	1,331,320
†Carnival	31,390	827,440
†Carrols Restaurant Group	5,537	33,277
†Cheesecake Factory	3,055	165,520
†Chipotle Mexican Grill	805	1,248,024
Choice Hotels International	4,504	535,345
Churchill Downs	1,635	324,155
†Chuy's Holdings	1,400	52,164
Cracker Barrel Old Country Store	2,215	328,839
Darden Restaurants	6,117	893,021
†Dave & Buster's Entertainment	4,590	186,354
†Denny's	7,516	123,939
Domino's Pizza	1,573	733,789
†El Pollo Loco Holdings	3,990	72,977
†Expedia Group	2,936	480,653
†Fiesta Restaurant Group	2,409	32,353
†Hilton Grand Vacations	4,607	190,684
†Hilton Worldwide Holdings	10,382	1,252,277
†Hyatt Hotels Class A	2,033	157,842
†International Game Technology	10,873	260,517
Jack in the Box	1,951	217,419
†Las Vegas Sands	8,039	423,575
†Marriott International Class A	9,978	1,362,197
†Marriott Vacations Worldwide	4,681	745,683
McDonald's	20,228	4,672,466
MGM Resorts International	16,524	704,749
†Norwegian Cruise Line Holdings	22,655	666,284
Papa John's International	2,370	247,523
†Penn National Gaming	9,276	709,521
†Planet Fitness Class A	6,007	452,027
†Playa Hotels & Resorts	2,978	22,127
†Red Robin Gourmet Burgers	2,551	84,464
†Red Rock Resorts Class A	6,654	282,795
†Royal Caribbean Cruises	11,210	955,989
†Ruth's Hospitality Group	5,354	123,303
†Scientific Games Class A	7,878	610,072
†SeaWorld Entertainment	7,588	378,945
Starbucks	32,586	3,643,441
Texas Roadhouse	5,372	516,786
Travel + Leisure Co	6,597	392,192

LVIP Dimensional U.S. Core Equity 1 Fund–14

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
†Vail Resorts	2,220	$ 702,674
Wendy's	21,332	499,595
Wingstop	2,063	325,191
Wyndham Hotels & Resorts	4,719	341,137
†Wynn Resorts	3,118	381,331
Yum! Brands	10,780	1,240,023
		32,624,199
Household Durables–1.16%
†Beazer Homes	1,618	31,211
†Cavco Industries	837	185,973
Century Communities	3,853	256,379
DR Horton	27,293	2,466,468
Ethan Allen Interiors	3,617	99,829
Flexsteel Industries	262	10,582
Garmin	9,022	1,304,942
†GoPro Class A	2,300	26,795
†Green Brick Partners	1,200	27,288
Hamilton Beach Brands Holding Class A	400	8,908
†Helen of Troy	2,108	480,877
Hooker Furniture	1,803	62,456
Installed Building Products	2,299	281,306
†iRobot	1,300	121,407
KB Home	9,361	381,180
La-Z-Boy	5,162	191,200
Leggett & Platt	12,560	650,734
Lennar Class A	14,448	1,435,409
Lennar Class B	513	41,784
†LGI Homes	2,369	383,636
†Lovesac	1,377	109,871
†M/I Homes	4,399	258,089
MDC Holdings	7,338	371,303
†Meritage Homes	5,353	503,610
†Mohawk Industries	5,017	964,217
Newell Brands	34,587	950,105
†NVR	299	1,487,017
PulteGroup	29,122	1,589,188
†Skyline Champion	3,677	195,984
†Sonos	2,851	100,441
†Taylor Morrison Home	12,982	342,984
Tempur Sealy International	18,264	715,766
Toll Brothers	11,620	671,752
†TopBuild	4,347	859,750
†TRI Pointe Group	13,629	292,069
†Tupperware Brands	4,293	101,959
†Universal Electronics	1,276	61,886
Whirlpool	6,418	1,399,252
		19,423,607
Household Products–1.00%
†Central Garden & Pet Class A	5,487	265,022
Church & Dwight	11,426	973,724
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Household Products (continued)
Clorox	6,309	$ 1,135,052
Colgate-Palmolive	22,655	1,842,984
Energizer Holdings	2,995	128,725
Kimberly-Clark	9,668	1,293,385
Procter & Gamble	78,038	10,529,668
Spectrum Brands Holdings	4,932	419,417
WD-40	802	205,545
		16,793,522
Independent Power and Renewable Electricity Producers–0.18%
AES	32,060	835,804
Atlantica Sustainable Infrastructure	8,753	325,787
Brookfield Renewable Class A	8,421	353,177
Clearway Energy Class A	4,200	105,924
Clearway Energy Class C	7,003	185,439
Ormat Technologies	5,007	348,137
†Sunnova Energy International	2,425	91,325
Vistra	45,491	843,858
		3,089,451
Industrial Conglomerates–0.93%
3M	27,842	5,530,256
Carlisle	5,516	1,055,652
General Electric	177,049	2,383,080
Honeywell International	21,768	4,774,811
†Raven Industries	2,462	142,427
Roper Technologies	3,737	1,757,137
		15,643,363
Insurance–2.85%
Aflac	30,816	1,653,587
†Alleghany	1,012	675,075
Allstate	22,632	2,952,118
†Ambac Financial Group	5,809	90,969
American Equity Investment Life Holding	7,892	255,069
American Financial Group	5,919	738,218
American International Group	25,436	1,210,754
American National Group	2,184	324,433
AMERISAFE	2,406	143,614
Aon Class A	9,109	2,174,865
†Arch Capital Group	22,493	875,877
Argo Group International Holdings	2,831	146,731
Arthur J. Gallagher	12,278	1,719,902
Assurant	4,975	776,996
Assured Guaranty	8,298	393,989
†Athene Holding Class A	11,979	808,582
Axis Capital Holdings	7,323	358,900
†Brighthouse Financial	8,990	409,405

LVIP Dimensional U.S. Core Equity 1 Fund–15

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Insurance (continued)
Brown & Brown	17,179	$ 912,892
Chubb	12,873	2,046,035
Cincinnati Financial	8,301	968,063
CNA Financial	4,359	198,291
†eHealth	2,423	141,503
Employers Holdings	3,284	140,555
†Enstar Group	1,331	318,003
Erie Indemnity Class A	2,514	486,082
Everest Re Group	2,439	614,652
†FedNat Holding	2,034	8,441
Fidelity National Financial	23,581	1,024,830
First American Financial	12,666	789,725
†Genworth Financial Class A	43,794	170,797
Globe Life	8,750	833,437
†Greenlight Capital Re Class A	4,459	40,711
Hanover Insurance Group	4,661	632,218
Hartford Financial Services Group	23,333	1,445,946
HCI Group	2,595	258,021
Heritage Insurance Holdings	3,747	32,149
Horace Mann Educators	5,165	193,274
Independence Holding	300	13,896
James River Group Holdings	3,086	115,787
Kemper	7,106	525,133
Kinsale Capital Group	1,057	174,162
Loews	12,869	703,291
†Maiden Holdings	12,125	40,861
†Markel	731	867,485
Marsh & McLennan	16,852	2,370,739
Mercury General	6,071	394,311
MetLife	21,934	1,312,750
National Western Life Group Class A	415	93,122
†NI Holdings	900	17,109
Old Republic International	27,874	694,341
Primerica	4,918	753,143
Principal Financial Group	18,732	1,183,675
ProAssurance	6,511	148,125
Progressive	19,028	1,868,740
Prudential Financial	12,050	1,234,763
Reinsurance Group of America	4,774	544,236
RenaissanceRe Holdings	3,891	579,059
RLI	3,097	323,915
Safety Insurance Group	2,074	162,353
Selective Insurance Group	7,063	573,162
†SiriusPoint	13,203	132,954
State Auto Financial	6,451	110,441
Stewart Information Services	3,350	189,912
Travelers	17,587	2,632,950
United Fire Group	3,480	96,500
United Insurance Holdings	4,888	27,862
Universal Insurance Holdings	7,335	101,810
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Insurance (continued)
Unum Group	9,122	$ 259,065
W R Berkley	11,948	889,290
White Mountains Insurance Group	305	350,149
Willis Towers Watson	5,748	1,322,155
		47,771,955
Interactive Media & Services–3.96%
†Alphabet Class A	7,065	17,251,246
†Alphabet Class C	7,288	18,266,060
†ANGI Homeservices Class A	2,100	28,392
†Cargurus	2,819	73,942
†Cars.com	8,684	124,442
†DHI Group	5,517	18,648
†Facebook Class A	71,255	24,776,076
†IAC/InterActiveCorp	1,493	230,176
†Liberty TripAdvisor Holdings Class A	10,113	41,160
†Match Group	9,882	1,593,473
†Pinterest Class A	7,293	575,782
†QuinStreet	3,909	72,629
†Snap Class A	4,200	286,188
†TripAdvisor	8,010	322,803
†TrueCar	10,819	61,127
†Twitter	17,202	1,183,670
†Vimeo	2,423	118,727
†Yelp	6,349	253,706
†Zedge Class B	1,132	20,840
†Zillow Group Class A	3,511	430,203
†Zillow Group Class C	5,442	665,121
		66,394,411
Internet & Direct Marketing Retail–2.98%
†1-800-Flowers.com Class A	5,253	167,413
†Amazon.com	12,777	43,954,924
†Chewy Class A	1,306	104,101
eBay	37,478	2,631,331
†Etsy	4,697	966,831
†Groupon	1,823	78,681
†Just Eat Takeaway.com	17,066	311,625
†Lands' End	2,926	120,112
†Liquidity Services	356	9,060
PetMed Express	1,000	31,850
†Quotient Technology	10,979	118,683
Qurate Retail	23,614	309,107
Shutterstock	1,235	121,240
†Stamps.com	1,566	313,654
†Wayfair Class A	2,356	743,813
		49,982,425
IT Services–4.48%
Accenture Class A	23,314	6,872,734
†Akamai Technologies	9,778	1,140,115
Alliance Data Systems	4,827	502,925

LVIP Dimensional U.S. Core Equity 1 Fund–16

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
IT Services (continued)
Amdocs	9,367	$ 724,631
Automatic Data Processing	17,610	3,497,698
†BM Technologies	562	6,991
Broadridge Financial Solutions	6,640	1,072,559
Cass Information Systems	1,874	76,366
Cognizant Technology Solutions Class A	31,946	2,212,580
†Concentrix	6,774	1,089,259
†Conduent	18,114	135,855
CSG Systems International	2,870	135,407
†DXC Technology	19,155	745,896
†EPAM Systems	1,758	898,268
†Euronet Worldwide	4,413	597,300
EVERTEC	7,143	311,792
†Evo Payments Class A	463	12,844
†ExlService Holdings	2,948	313,254
Fidelity National Information Services	16,512	2,339,255
†Fiserv	15,359	1,641,724
†FleetCor Technologies	4,616	1,181,973
†Gartner	5,032	1,218,750
Genpact	17,874	812,016
Global Payments	8,159	1,530,139
†Globant	1,717	376,332
†GoDaddy Class A	3,510	305,230
†GTT Communications	5,749	13,970
Hackett Group	2,613	47,086
International Business Machines	43,938	6,440,871
Jack Henry & Associates	4,888	799,237
†Limelight Networks	5,104	16,078
†LiveRamp Holdings	4,728	221,507
Mastercard Class A	31,994	11,680,689
MAXIMUS	7,040	619,309
†MoneyGram International	1,616	16,289
†MongoDB	1,325	479,014
†Okta	2,043	499,881
Paychex	11,146	1,195,966
†PayPal Holdings	19,280	5,619,734
†Perficient	3,007	241,823
†Square Class A	4,058	989,340
†Sykes Enterprises	4,985	267,694
TTEC Holdings	4,912	506,378
†Twilio Class A	2,382	938,889
†Unisys	5,740	145,279
†VeriSign	4,464	1,016,408
Visa Class A	53,355	12,475,466
Western Union	21,608	496,336
†WEX	3,024	586,354
		75,065,491
Leisure Products–0.31%
Acushnet Holdings	6,089	300,797
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Leisure Products (continued)
†American Outdoor Brands	2,016	$ 70,842
Brunswick	7,857	782,714
†Callaway Golf	8,026	270,717
Hasbro	10,155	959,850
Johnson Outdoors Class A	842	101,882
†Malibu Boats Class A	2,224	163,086
†Mattel	18,587	373,599
†Nautilus	4,229	71,259
†Peloton Interactive Class A	4,493	557,222
Polaris	4,675	640,288
Smith & Wesson Brands	8,067	279,925
†Vista Outdoor	7,301	337,890
†YETI Holdings	2,431	223,214
		5,133,285
Life Sciences Tools & Services–1.27%
†10X Genomics Class A	375	73,433
†Adaptive Biotechnologies	1,790	73,139
Agilent Technologies	11,008	1,627,093
†Avantor	13,387	475,372
†Bio-Rad Laboratories Class A	1,204	775,725
Bio-Techne	1,512	680,793
Bruker	12,233	929,463
†Charles River Laboratories International	4,484	1,658,721
†Illumina	2,792	1,321,202
†IQVIA Holdings	10,423	2,525,701
Luminex	4,176	153,677
†Medpace Holdings	3,184	562,390
†Mettler-Toledo International	1,134	1,570,976
†NeoGenomics	2,472	111,660
PerkinElmer	7,931	1,224,626
†PRA Health Sciences	6,117	1,010,590
†Repligen	2,827	564,326
†Syneos Health	7,453	666,969
Thermo Fisher Scientific	8,843	4,461,028
†Waters	2,540	877,849
		21,344,733
Machinery–2.98%
AGCO	8,002	1,043,301
Alamo Group	1,267	193,446
Albany International Class A	2,740	244,572
Allison Transmission Holdings	11,348	450,969
Astec Industries	2,784	175,225
Barnes Group	5,223	267,679
Caterpillar	18,781	4,087,309
†Chart Industries	3,942	576,793
†CIRCOR International	2,161	70,449
†Colfax	11,030	505,284
Columbus McKinnon	2,989	144,189
Crane	5,256	485,497
Cummins	9,768	2,381,536

LVIP Dimensional U.S. Core Equity 1 Fund–17

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Machinery (continued)
Deere & Co.	10,659	$ 3,759,536
Donaldson	12,837	815,535
Douglas Dynamics	3,649	148,478
Dover	9,459	1,424,525
†Energy Recovery	5,205	118,570
Enerpac Tool Group	5,155	137,226
EnPro Industries	2,717	263,957
ESCO Technologies	2,378	223,080
†Evoqua Water Technologies	3,982	134,512
Federal Signal	6,198	249,346
Flowserve	11,478	462,793
Fortive	13,093	913,106
Franklin Electric	3,933	317,078
Gorman-Rupp	3,528	121,504
Graco	13,628	1,031,640
Greenbrier	3,320	144,686
Helios Technologies	4,083	318,678
Hillenbrand	7,862	346,557
Hyster-Yale Materials Handling	2,265	165,300
IDEX	3,489	767,754
Illinois Tool Works	11,804	2,638,902
†Ingersoll Rand	18,575	906,646
ITT	7,814	715,684
John Bean Technologies	2,531	360,971
Kadant	857	150,909
Kennametal	8,400	301,728
†L B Foster Class A	1,339	24,959
Lincoln Electric Holdings	5,153	678,702
Lindsay	1,086	179,494
†Lydall	4,164	252,005
†Manitowoc	5,279	129,335
†Meritor	9,827	230,148
†Middleby	5,380	932,139
Mueller Industries	6,447	279,220
Mueller Water Products Class A	14,392	207,533
†Navistar International	9,723	432,673
†NN	2,981	21,910
Nordson	4,449	976,600
Oshkosh	7,330	913,611
Otis Worldwide	15,126	1,236,853
PACCAR	20,125	1,796,156
Parker-Hannifin	8,335	2,559,762
Park-Ohio Holdings	1,206	38,761
Pentair	15,842	1,069,177
†Proto Labs	1,861	170,840
†RBC Bearings	2,276	453,880
REV Group	7,071	110,944
Rexnord	13,942	697,658
Shyft Group	3,500	130,935
Snap-on	6,093	1,361,359
†SPX	3,638	222,209
SPX FLOW	3,819	249,152
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Machinery (continued)
Standex International	1,405	$ 133,349
Stanley Black & Decker	6,307	1,292,872
Tennant	1,546	123,448
Terex	5,972	284,387
Timken	8,361	673,813
†Titan International	4,215	35,743
Toro	9,030	992,216
†TriMas	5,477	166,117
Trinity Industries	12,252	329,456
Wabash National	7,597	121,552
Watts Water Technologies Class A	2,301	335,739
†Welbilt	12,316	285,115
Westinghouse Air Brake Technologies	9,166	754,362
Woodward	5,439	668,344
Xylem	6,906	828,444
		49,945,922
Marine–0.05%
Costamare	10,400	122,824
Eneti	1,605	29,901
Genco Shipping & Trading	1,685	31,813
†Kirby	5,754	348,922
Matson	5,348	342,272
		875,732
Media–1.75%
†Altice USA Class A	14,605	498,615
†AMC Networks Class A	4,165	278,222
Cable One	488	933,451
†Charter Communications Class A	4,629	3,339,592
Comcast Class A	170,352	9,713,471
†comScore	6,307	31,535
†Discovery Class A	12,159	373,038
†Discovery Class C	21,177	613,710
†DISH Network Class A	15,803	660,565
†Emerald Holding	7,655	41,260
†Entercom Communications	18,467	79,593
Entravision Communications Class A	11,605	77,521
EW Scripps Class A	6,953	141,772
Fox Class A	17,665	655,902
Fox Class B	15,802	556,230
†Gannett	20,670	113,478
Gray Television	12,929	302,539
Interpublic Group	41,293	1,341,610
John Wiley & Sons Class A	3,746	225,434
†Liberty Broadband Class A	1,224	205,840
†Liberty Broadband Class C	8,088	1,404,562
†Liberty Media-Liberty SiriusXM Class A	4,025	187,485

LVIP Dimensional U.S. Core Equity 1 Fund–18

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Media (continued)
†Liberty Media-Liberty SiriusXM Class C	11,519	$ 534,366
Loral Space & Communications	573	22,261
†Meredith	4,281	185,967
†MSG Networks Class A	7,386	107,688
National CineMedia	6,797	34,461
New York Times Class A	12,678	552,127
News Class A	21,994	566,785
News Class B	10,996	267,753
Nexstar Media Group Class A	5,697	842,472
Omnicom Group	23,455	1,876,166
Scholastic	4,716	178,689
Sirius XM Holdings	68,041	444,988
TEGNA	26,053	488,754
ViacomCBS Class A	178	8,624
ViacomCBS Class B	30,937	1,398,352
		29,284,878
Metals & Mining–0.80%
†Alcoa	18,767	691,376
†Allegheny Technologies	11,771	245,425
†Arconic	6,630	236,161
Carpenter Technology	5,905	237,499
†Century Aluminum	9,619	123,989
†Coeur Mining	23,894	212,179
Commercial Metals	12,040	369,869
Compass Minerals International	3,859	228,684
†Ferroglobe	12,975	79,407
Freeport-McMoRan	81,180	3,012,590
Haynes International	1,268	44,862
Hecla Mining	58,317	433,878
Kaiser Aluminum	1,961	242,164
Materion	2,300	173,305
Newmont	19,903	1,261,452
Nucor	15,511	1,487,970
Reliance Steel & Aluminum	5,749	867,524
Royal Gold	5,496	627,094
†Ryerson Holding	607	8,862
Schnitzer Steel Industries Class A	2,756	135,182
Southern Copper	4,923	316,647
Steel Dynamics	21,496	1,281,162
SunCoke Energy	15,427	110,149
†TimkenSteel	6,778	95,909
United States Steel	19,736	473,664
Warrior Met Coal	5,674	97,593
Worthington Industries	3,912	239,336
		13,333,932
Multiline Retail–0.67%
Big Lots	4,322	285,295
Dillard's Class A	3,626	655,871
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Multiline Retail (continued)
Dollar General	8,779	$ 1,899,688
†Dollar Tree	16,075	1,599,462
Kohl's	17,305	953,678
†Macy's	41,432	785,551
†Ollie's Bargain Outlet Holdings	3,936	331,136
Target	19,765	4,777,991
		11,288,672
Multi-Utilities–0.59%
Ameren	8,666	693,627
Avista	5,502	234,770
Black Hills	4,628	303,736
CenterPoint Energy	22,804	559,154
CMS Energy	11,504	679,656
Consolidated Edison	10,269	736,493
Dominion Energy	22,789	1,676,587
DTE Energy	6,090	789,264
MDU Resources Group	18,965	594,363
NiSource	16,856	412,972
NorthWestern	3,593	216,370
Public Service Enterprise Group	16,849	1,006,559
Sempra Energy	6,916	916,232
Unitil	1,492	79,031
WEC Energy Group	11,137	990,636
		9,889,450
Oil, Gas & Consumable Fuels–2.87%
Antero Midstream	10,270	106,705
†Antero Resources	21,428	322,063
APA	24,746	535,256
†Arch Resources	2,884	164,330
Berry	5,961	40,058
Bonanza Creek Energy	1,747	82,231
Cabot Oil & Gas	44,254	772,675
†Callon Petroleum	5,442	313,949
†Centennial Resource Development Class A	22,272	151,004
†Cheniere Energy	11,454	993,520
Chevron	56,483	5,916,030
Cimarex Energy	6,236	451,798
†Clean Energy Fuels	25,088	254,643
†CNX Resources	18,203	248,653
ConocoPhillips	65,703	4,001,313
†CONSOL Energy	4,705	86,901
Continental Resources	6,219	236,509
CVR Energy	8,133	146,069
†Delek US Holdings	9,997	216,135
†Denbury	814	62,499
Devon Energy	44,982	1,313,025
DHT Holdings	14,019	90,983
Diamondback Energy	3,862	362,603
†Dorian	349	4,928

LVIP Dimensional U.S. Core Equity 1 Fund–19

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
†EnLink Midstream	18,193	$ 116,253
EOG Resources	27,780	2,317,963
†EQT	18,234	405,889
Equitrans Midstream	7,528	64,063
Exxon Mobil	118,455	7,472,141
†Green Plains	4,898	164,671
Hess	14,817	1,293,821
HollyFrontier	18,276	601,280
International Seaways	3,390	65,020
Kinder Morgan	61,710	1,124,973
†Kosmos Energy	44,165	152,811
†Laredo Petroleum	1,478	137,144
†Magnolia Oil & Gas Class A	7,196	112,474
Marathon Oil	56,103	764,123
Marathon Petroleum	30,801	1,860,996
Matador Resources	13,122	472,523
Murphy Oil	15,669	364,774
NACCO Industries Class A	200	5,208
New Fortress Energy	1,200	45,456
Occidental Petroleum	63,728	1,992,775
ONEOK	22,611	1,258,076
Ovintiv	4,175	131,387
†Par Pacific Holdings	9,387	157,889
†PBF Energy Class A	14,133	216,235
PDC Energy	13,619	623,614
†Peabody Energy	15,632	123,962
†Penn Virginia	1,279	30,197
Phillips 66	12,822	1,100,384
PHX Minerals	1,806	6,718
Pioneer Natural Resources	12,157	1,975,756
†Range Resources	18,226	305,468
†Renewable Energy Group	4,757	296,551
†REX American Resources	1,042	93,968
Scorpio Tankers	6,981	153,931
SFL	13,649	104,415
SM Energy	18,345	451,837
†Southwestern Energy	52,528	297,834
†Talos Energy	7,201	112,624
Targa Resources	16,910	751,650
†Teekay	13,659	50,812
Texas Pacific Land	120	191,969
Valero Energy	19,829	1,548,248
†W&T Offshore	13,431	65,140
Williams	53,335	1,416,044
World Fuel Services	8,358	265,199
		48,138,146
Paper & Forest Products–0.10%
†Clearwater Paper	2,473	71,643
†Domtar	6,867	377,410
Glatfelter	4,944	69,068
Louisiana-Pacific	8,881	535,435
Mercer International	10,372	132,243
Neenah	2,359	118,351
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Paper & Forest Products (continued)
Resolute Forest Products	7,351	$ 89,682
Schweitzer-Mauduit International	4,384	177,026
Verso Class A	4,244	75,119
		1,645,977
Personal Products–0.28%
†Coty Class A	39,789	371,629
Edgewell Personal Care	5,853	256,947
†elf Beauty	3,904	105,955
Estee Lauder Class A	7,752	2,465,756
†Herbalife Nutrition	9,618	507,157
Inter Parfums	2,708	194,976
Medifast	806	228,082
Natural Health Trends	1,722	12,037
Nu Skin Enterprises Class A	4,913	278,321
†USANA Health Sciences	2,193	224,629
		4,645,489
Pharmaceuticals–2.84%
†Amphastar Pharmaceuticals	7,904	159,345
†ANI Pharmaceuticals	738	25,867
†Arvinas	1,435	110,495
Bristol-Myers Squibb	64,188	4,289,042
†Catalent	9,319	1,007,570
†Corcept Therapeutics	8,642	190,124
†Cymabay Therapeutics	5,176	22,567
†Elanco Animal Health	24,963	865,966
Eli Lilly & Co.	29,646	6,804,350
†Endo International	19,354	90,577
†Innoviva	12,944	173,579
†Intra-Cellular Therapies	5,388	219,938
†Jazz Pharmaceuticals	4,967	882,338
Johnson & Johnson	87,136	14,354,785
†Lannett	7,113	33,218
Merck & Co.	86,083	6,694,675
†Nektar Therapeutics	9,757	167,430
†NGM Biopharmaceuticals	1,298	25,597
†Organon	8,608	260,478
†Otonomy	619	1,380
†Pacira BioSciences	500	30,340
Perrigo	8,951	410,403
Pfizer	156,456	6,126,817
Phibro Animal Health Class A	1,442	41,645
†Prestige Consumer Healthcare	5,307	276,495
†Supernus Pharmaceuticals	3,800	117,002
†Taro Pharmaceutical Industries	3,413	245,599
Viatris	55,995	800,168
Zoetis	17,085	3,183,961
†Zogenix	4,371	75,531
		47,687,282

LVIP Dimensional U.S. Core Equity 1 Fund–20

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Professional Services–0.97%
†ASGN	5,974	$ 579,060
Barrett Business Services	300	21,783
Booz Allen Hamilton Holding	9,775	832,634
†CACI International Class A	2,787	711,019
†CBIZ	6,133	200,978
†CoStar Group	7,680	636,058
Equifax	3,968	950,376
Exponent	4,416	393,951
†Forrester Research	2,034	93,157
†Franklin Covey	993	32,124
†FTI Consulting	3,393	463,518
†GP Strategies	1,772	27,856
Heidrick & Struggles International	2,100	93,555
†Huron Consulting Group	2,990	146,959
ICF International	2,478	217,717
IHS Markit	15,728	1,771,916
Insperity	2,353	212,641
Jacobs Engineering Group	5,978	797,585
KBR	12,823	489,197
†Kelly Services Class A	5,692	136,437
Kforce	2,567	161,541
Korn Ferry	5,540	401,927
Leidos Holdings	12,573	1,271,130
ManpowerGroup	5,754	684,208
ManTech International Class A	3,157	273,207
†Mistras Group	3,448	33,894
Nielsen Holdings	26,911	663,894
Resources Connection	4,071	58,460
Robert Half International	9,812	872,974
Science Applications International	6,116	536,557
TransUnion	3,586	393,779
†TriNet Group	6,496	470,830
†TrueBlue	5,561	156,320
†Upwork	2,142	124,857
Verisk Analytics	7,642	1,335,210
		16,247,309
Real Estate Management & Development–0.27%
†BBX Capital	529	4,243
†CBRE Group Class A	15,664	1,342,875
†eXp World Holdings	2,976	115,380
†Forestar Group	476	9,953
†FRP Holdings	631	35,134
†Howard Hughes	4,225	411,768
†Jones Lang LaSalle	4,649	908,694
Kennedy-Wilson Holdings	16,113	320,165
†Marcus & Millichap	4,001	155,519
Newmark Group Class A	20,238	243,058
†Rafael Holdings Class B	1,698	86,683
RE/MAX Holdings Class A	3,816	127,187
†Realogy Holdings	15,606	284,341
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Real Estate Management & Development (continued)
†Redfin	1,712	$ 108,558
RMR Group Class A	862	33,308
St Joe	8,527	380,389
†Tejon Ranch	2,365	35,972
		4,603,227
Road & Rail–1.27%
AMERCO	2,266	1,335,580
ArcBest	3,105	180,680
†Avis Budget Group	4,584	357,048
†Covenant Logistics Group	3,400	70,312
CSX	81,525	2,615,322
Heartland Express	11,699	200,404
JB Hunt Transport Services	8,914	1,452,536
Kansas City Southern	6,427	1,821,219
Knight-Swift Transportation Holdings	13,736	624,439
Landstar System	3,625	572,823
†Lyft Class A	3,275	198,072
Marten Transport	11,904	196,297
Norfolk Southern	9,255	2,456,370
Old Dominion Freight Line	6,623	1,680,917
†PAM Transportation Services	306	16,142
Ryder System	5,995	445,608
†Saia	3,054	639,782
Schneider National Class B	12,607	274,454
†Uber Technologies	11,046	553,626
Union Pacific	23,513	5,171,214
Universal Logistics Holdings	2,500	58,250
†USA Truck	1,448	23,269
Werner Enterprises	9,031	402,060
†Yellow	1,455	9,472
		21,355,896
Semiconductors & Semiconductor Equipment–5.07%
†Advanced Micro Devices	18,799	1,765,790
†Alpha & Omega Semiconductor	1,200	36,468
†Ambarella	1,579	168,369
Amkor Technology	37,829	895,412
Analog Devices	6,486	1,116,630
Applied Materials	33,111	4,715,006
†Axcelis Technologies	3,896	157,476
Broadcom	12,015	5,729,233
Brooks Automation	6,764	644,474
†CEVA	1,850	87,505
†Cirrus Logic	5,584	475,310
CMC Materials	2,032	306,304
†Cohu	4,934	181,522
†Cree	6,986	684,139
†Diodes	3,823	304,961
†DSP Group	4,368	64,646
†Enphase Energy	3,297	605,428
Entegris	7,552	928,669

LVIP Dimensional U.S. Core Equity 1 Fund–21

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
†First Solar	9,258	$ 837,942
†FormFactor	6,333	230,901
†Ichor Holdings	2,461	132,402
Intel	175,046	9,827,082
KLA	9,200	2,982,732
Kulicke & Soffa Industries	6,090	372,708
Lam Research	5,946	3,869,062
†Lattice Semiconductor	8,615	483,991
†MACOM Technology Solutions Holdings	4,534	290,539
Marvell Technology	35,186	2,052,399
†Maxim Integrated Products	11,953	1,259,368
†MaxLinear	5,270	223,922
Microchip Technology	13,628	2,040,657
†Micron Technology	45,489	3,865,655
MKS Instruments	4,703	836,899
Monolithic Power Systems	1,614	602,748
†NeoPhotonics	2,126	21,706
NVE	50	3,703
NVIDIA	15,329	12,264,733
†ON Semiconductor	25,981	994,553
†Onto Innovation	5,165	377,252
†PDF Solutions	3,040	55,267
†Photronics	5,636	74,452
Power Integrations	5,618	461,013
†Qorvo	5,681	1,111,488
QUALCOMM	40,021	5,720,202
†Rambus	12,319	292,083
†Semtech	5,171	355,765
†Silicon Laboratories	2,813	431,092
Skyworks Solutions	9,309	1,785,001
†SMART Global Holdings	3,325	158,536
†SolarEdge Technologies	3,776	1,043,573
†Synaptics	3,515	546,864
Teradyne	9,638	1,291,106
Texas Instruments	37,904	7,288,939
†Ultra Clean Holdings	2,793	150,040
Universal Display	1,770	393,524
†Veeco Instruments	6,193	148,880
†Xilinx	9,244	1,337,052
		85,083,173
Software–6.83%
†ACI Worldwide	8,610	319,775
†Adobe	11,801	6,911,138
†Alarm.com Holdings	2,786	235,974
†Altair Engineering Class A	997	68,763
†Alteryx Class A	939	80,773
†Anaplan	1,125	59,963
†ANSYS	3,253	1,128,986
†Appfolio Class A	1,131	159,697
†Appian	494	68,049
†Aspen Technology	4,013	551,948
†Atlassian Class A	1,472	378,098
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Software (continued)
†Autodesk	5,266	$ 1,537,145
†Avalara	2,525	408,545
†Avaya Holdings	9,200	247,480
†Bill.Com Holdings	1,914	350,607
†Black Knight	6,997	545,626
†Blackbaud	3,139	240,353
†Blackline	786	87,458
†Bottomline Technologies	1,500	55,620
†Box Class A	4,710	120,341
†Cadence Design Systems	10,296	1,408,699
CDK Global	9,277	460,974
†Cerence	2,733	291,638
†Ceridian HCM Holding	3,040	291,597
Citrix Systems	4,741	555,977
†Cloudflare Class A	1,236	130,818
†Cognyte Software	5,416	132,692
†CommVault Systems	1,800	140,706
†Cornerstone OnDemand	1,568	80,877
†Coupa Software	1,158	303,523
†Crowdstrike Holdings Class A	1,645	413,405
†Datadog Class A	1,907	198,481
†Digital Turbine	1,770	134,573
†DocuSign	2,254	630,151
Dolby Laboratories Class A	6,088	598,390
†Dropbox Class A	7,150	216,716
†Dynatrace	8,266	482,900
Ebix	3,512	119,057
†Elastic	740	107,862
†Envestnet	3,287	249,352
†Fair Isaac	1,666	837,465
†FireEye	3,083	62,338
†Five9	698	128,006
†Fortinet	4,773	1,136,881
†Guidewire Software	4,972	560,444
†HubSpot	998	581,555
InterDigital	3,332	243,336
Intuit	8,326	4,081,155
†J2 Global	5,206	716,085
†Manhattan Associates	4,099	593,699
Microsoft	227,519	61,634,897
†MicroStrategy Class A	1,106	734,937
†New Relic	1,830	122,555
NortonLifeLock	13,452	366,163
†Nuance Communications	16,608	904,140
†Nutanix Class A	5,889	225,078
†OneSpan	3,332	85,099
Oracle	67,391	5,245,715
†Palantir Technologies Class A	14,120	372,203
†Palo Alto Networks	1,493	553,978
†Paycom Software	2,573	935,208
†Paylocity Holding	1,771	337,907
Pegasystems	3,145	437,753
Progress Software	4,679	216,404

LVIP Dimensional U.S. Core Equity 1 Fund–22

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Software (continued)
†Proofpoint	1,590	$ 276,278
†PTC	4,125	582,697
†Q2 Holdings	1,216	124,737
QAD Class A	1,105	96,157
†Qualys	1,453	146,303
†RingCentral Class A	402	116,813
†salesforce.com	10,083	2,462,974
Sapiens International	854	22,435
†ServiceNow	2,218	1,218,902
†Smartsheet Class A	2,737	197,940
†SolarWinds	9,410	158,935
†Splunk	2,645	382,414
†SPS Commerce	602	60,110
SS&C Technologies Holdings	16,039	1,155,770
†Synchronoss Technologies	4,423	15,879
†Synopsys	3,261	899,351
†Teradata	10,985	548,920
†Trade Desk Class A	8,630	667,617
†Tyler Technologies	1,278	578,129
†Verint Systems	5,416	244,099
†VMware Class A	1,975	315,941
†Vonage Holdings	14,049	202,446
†Workday Class A	1,507	359,781
Xperi Holding	14,584	324,348
†Zendesk	2,528	364,892
†Zoom Video Communications Class A	2,558	990,023
†Zscaler	1,623	350,665
		114,482,284
Specialty Retail–2.77%
Aaron's	3,102	99,233
†Abercrombie & Fitch Class A	8,315	386,065
Advance Auto Parts	6,226	1,277,202
American Eagle Outfitters	17,294	649,044
†America's Car-Mart	559	79,221
†Asbury Automotive Group	2,126	364,333
†At Home Group	6,725	247,749
†AutoNation	10,371	983,275
†AutoZone	842	1,256,449
†Barnes & Noble Education	6,119	44,118
†Bed Bath & Beyond	14,541	484,070
Best Buy	17,025	1,957,534
Big 5 Sporting Goods	900	23,112
†Boot Barn Holdings	3,430	288,291
Buckle	4,520	224,870
†Build-A-Bear Workshop	2,901	50,216
†Burlington Stores	1,166	375,440
Caleres	7,320	199,763
Camping World Holdings Class A	2,739	112,272
†CarMax	11,993	1,548,896
†Carvana	442	133,404
Cato Class A	4,303	72,592
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Specialty Retail (continued)
†Chico's FAS	18,957	$ 124,737
†Children's Place	1,721	160,156
†Citi Trends	2,149	186,963
†Conn's	6,316	161,058
†Designer Brands Class A	7,264	120,219
Dick's Sporting Goods	8,270	828,571
†Five Below	3,322	642,043
†Floor & Decor Holdings Class A	5,614	593,400
Foot Locker	11,651	718,051
Gap	29,199	982,546
†Genesco	3,102	197,535
Group 1 Automotive	2,404	371,250
Guess	8,419	222,262
Haverty Furniture	2,655	113,528
†Hibbett Sports	1,645	147,441
Home Depot	29,097	9,278,742
L Brands	4,877	351,437
Lithia Motors Class A	3,476	1,194,493
Lowe's	26,614	5,162,318
†MarineMax	2,439	118,877
Monro	2,231	141,691
Murphy	4,148	553,219
†National Vision Holdings	4,591	234,738
†ODP	6,111	293,389
†O'Reilly Automotive	3,146	1,781,297
Penske Automotive Group	9,169	692,168
Rent-A-Center	8,035	426,417
†RH	1,359	922,761
Ross Stores	8,599	1,066,276
†Sally Beauty Holdings	5,960	131,537
Shoe Carnival	1,575	112,754
†Signet Jewelers	8,178	660,701
†Sleep Number	2,723	299,394
Sonic Automotive Class A	3,294	147,374
†Sportsman's Warehouse Holdings	165	2,932
TJX	30,661	2,067,165
Tractor Supply	8,025	1,493,131
†Ulta Beauty	3,053	1,055,636
†Urban Outfitters	8,844	364,550
Williams-Sonoma	8,213	1,311,205
Winmark	151	29,004
†Zumiez	3,015	147,705
		46,467,820
Technology Hardware, Storage & Peripherals–5.06%
†3D Systems	12,600	503,622
Apple	550,304	75,369,636
†Avid Technology	6,614	258,938
†Dell Technologies Class C	8,375	834,736
Hewlett Packard Enterprise	66,095	963,665
HP	50,000	1,509,500
†NCR	13,077	596,442

LVIP Dimensional U.S. Core Equity 1 Fund–23

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Technology Hardware, Storage & Peripherals (continued)
NetApp	13,388	$ 1,095,406
†Pure Storage Class A	9,250	180,653
Seagate Technology Holdings	18,341	1,612,724
†Stratasys	4,881	126,223
†Western Digital	17,077	1,215,370
Xerox Holdings	23,774	558,451
		84,825,366
Textiles, Apparel & Luxury Goods–0.96%
†Capri Holdings	15,972	913,439
Carter's	3,697	381,419
Columbia Sportswear	6,536	642,881
†Crocs	5,293	616,740
Culp	695	11,329
†Deckers Outdoor	2,578	990,132
†Fossil Group	8,573	122,422
†G-III Apparel Group	9,262	304,349
Hanesbrands	36,640	684,069
Kontoor Brands	1,846	104,133
†Lululemon Athletica	3,750	1,368,638
Movado Group	2,255	70,965
NIKE Class B	35,560	5,493,664
Oxford Industries	1,750	172,970
†PVH	5,201	559,576
Ralph Lauren	3,815	449,445
†Skechers USA Class A	10,959	546,087
Steven Madden	5,325	233,022
†Tapestry	16,823	731,464
†Under Armour Class A	8,228	174,022
†Under Armour Class C	15,584	289,395
†Unifi	3,174	77,319
†Vera Bradley	810	10,036
VF	11,580	950,023
Wolverine World Wide	7,147	240,425
		16,137,964
Thrifts & Mortgage Finance–0.35%
†Axos Financial	7,624	353,677
Capitol Federal Financial	17,349	204,371
†Columbia Financial	6,136	105,662
Essent Group	9,692	435,655
Federal Agricultural Mortgage Class C	1,195	118,186
Flagstar Bancorp	5,432	229,611
HomeStreet	2,845	115,905
Kearny Financial	10,885	130,076
Meridian Bancorp	6,616	135,363
Meta Financial Group	7,426	375,978
MGIC Investment	35,831	487,302
†Mr Cooper Group	6,569	217,171
New York Community Bancorp	39,410	434,298
†NMI Holdings Class A	9,001	202,342
Northfield Bancorp	6,724	110,274
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Thrifts & Mortgage Finance (continued)
Northwest Bancshares	14,286	$ 194,861
Premier Financial	4,031	114,521
Provident Financial Services	6,385	146,153
Radian Group	20,843	463,757
†Sterling Bancorp	1,664	7,571
TFS Financial	9,915	201,274
TrustCo Bank	2,494	85,744
Walker & Dunlop	3,997	417,207
Washington Federal	7,858	249,727
Waterstone Financial	3,925	77,166
WSFS Financial	5,321	247,905
		5,861,757
Tobacco–0.46%
Altria Group	66,703	3,180,399
Philip Morris International	43,020	4,263,713
Universal	2,660	151,540
Vector Group	14,208	200,901
		7,796,553
Trading Companies & Distributors–0.75%
Air Lease	16,007	668,132
Applied Industrial Technologies	3,004	273,544
†Beacon Roofing Supply	8,312	442,614
Boise Cascade	5,038	293,967
CAI International	2,879	161,224
†DXP Enterprises	1,631	54,312
Fastenal	31,166	1,620,632
GATX	3,554	314,422
Global Industrial	4,022	147,648
†GMS	5,211	250,858
H&E Equipment Services	5,317	176,897
†Herc Holdings	3,940	441,556
McGrath RentCorp	2,869	234,024
†MRC Global	11,216	105,430
MSC Industrial Direct Class A	5,382	482,927
†NOW	13,867	131,598
Rush Enterprises Class A	7,029	303,934
†SiteOne Landscape Supply	1,610	272,509
†Textainer Group Holdings	6,500	219,505
†Titan Machinery	4,300	133,042
Triton International	8,058	421,756
†United Rentals	7,322	2,335,791
†Univar Solutions	13,479	328,618
†Veritiv	1,100	67,562
Watsco	2,624	752,143
†WESCO International	7,511	772,281
WW Grainger	2,584	1,131,792
		12,538,718

LVIP Dimensional U.S. Core Equity 1 Fund–24

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Transportation Infrastructure–0.01%
Macquarie Infrastructure	5,269	$ 201,645
		201,645
Water Utilities–0.13%
American States Water	2,081	165,564
American Water Works	6,665	1,027,276
California Water Service Group	3,488	193,724
Essential Utilities	10,156	464,129
Middlesex Water	1,357	110,908
SJW Group	2,175	137,678
York Water	591	26,772
		2,126,051
Wireless Telecommunication Services–0.24%
Shenandoah Telecommunications	4,651	225,620
Spok Holdings	1,858	17,874
Telephone & Data Systems	9,452	214,182
†T-Mobile	23,197	3,359,622
†United States Cellular	3,838	139,358
		3,956,656
Total Common Stock (Cost $780,782,104)		1,671,444,683
PREFERRED STOCKS–0.01%
†Qurate Retail 8.00%	708	76,641
	Number of Shares	Value (U.S. $)
PREFERRED STOCKS (continued)
†WESCO International 10.63% (H15T5Y + 10.33%)	3,174	$ 98,045
Total Preferred Stocks (Cost $288,457)		174,686
RIGHTS–0.00%
=†πAchillion Pharmace CVR	5,527	8,014
=†πContra zagg	1,799	162
=†πMedia General CVR	16,818	949
Total Rights (Cost $2,704)		9,125
WARRANT–0.00%
†Nabors Industries exp 6/11/26 exercise price USD 166.67	338	3,380
Total Warrant (Cost $0)		3,380

MONEY MARKET FUND–0.43%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 0.03%)	7,173,564	7,173,564
Total Money Market Fund (Cost $7,173,564)		7,173,564

TOTAL INVESTMENTS–100.13% (Cost $788,246,829)	1,678,805,438
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.13%)	(2,197,319)
NET ASSETS APPLICABLE TO 37,542,458 SHARES OUTSTANDING–100.00%	$1,676,608,119
NET ASSET VALUE PER SHARE–LVIP DIMENSIONAL U.S. CORE EQUITY 1 FUND STANDARD CLASS ($1,372,361,543 / 30,680,992 Shares)	$44.730
NET ASSET VALUE PER SHARE–LVIP DIMENSIONAL U.S. CORE EQUITY 1 FUND SERVICE CLASS ($304,246,576 / 6,861,466 Shares)	$44.341
COMPONENTS OF NET ASSETS AT JUNE 30, 2021:
Shares of beneficial interest (unlimited authorization–no par)	$ 689,178,473
Distributable earnings/(accumulated loss)	987,429,646
TOTAL NET ASSETS	$1,676,608,119

Δ Securities have been classified by country of origin.
† Non-income producing.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements."
LVIP Dimensional U.S. Core Equity 1 Fund–25

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
π Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At June 30, 2021, the aggregate value of restricted securities was $9,125, which represented 0.00% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

Restricted Securities
Investment	Date of Acquisition	Cost	Value
Achillion Pharmace CVR	1/29/2020	$2,542	$8,014
Contra zagg	2/22/2021	162	162
Media General CVR	1/18/2017	—	949
Total		$2,704	$9,125

★ Includes $2,390,675 payable for securities purchased, $511,444 payable for fund shares redeemed, $60,758 other accrued expenses payable and $574,236 due to manager and affiliates as of June 30, 2021.

Summary of Abbreviations:
ADR–American Depositary Receipt
CVR–Contingent Value Rights
H15T5Y–U.S. Treasury Yield Curve Rate T Note Constant Maturity 5 Year
IT–Information Technology
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional U.S. Core Equity 1 Fund–26

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Operations
Six Months Ended June 30, 2021 (unaudited)
INVESTMENT INCOME:
Dividends	$ 11,678,194
Foreign taxes withheld	(2,361)
11,675,833
EXPENSES:
Management fees	2,671,243
Distribution fees-Service Class	495,338
Shareholder servicing fees	231,376
Accounting and administration expenses	133,951
Professional fees	24,729
Trustees’ fees and expenses	16,879
Reports and statements to shareholders	14,359
Pricing fees	13,143
Custodian fees	9,044
Consulting fees	1,547
Other	17,585
3,629,194
Less:
Management fees waived	(52,191)
Total operating expenses	3,577,003
NET INVESTMENT INCOME	8,098,830
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	30,562,182
Net change in unrealized appreciation (depreciation) of investments	211,833,170
NET REALIZED AND UNREALIZED GAIN	242,395,352
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$250,494,182
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional U.S. Core Equity 1 Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/21 (unaudited)	Year Ended 12/31/20
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 8,098,830	$ 17,271,962
Net realized gain	30,562,182	63,899,278
Net change in unrealized appreciation (depreciation)	211,833,170	129,409,820
Net increase in net assets resulting from operations	250,494,182	210,581,060
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(61,570,537)
Service Class	—	(12,759,216)
	—	(74,329,753)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	15,527,858	22,719,919
Service Class	24,161,222	40,257,954
Reinvestment of dividends and distributions:
Standard Class	—	61,570,537
Service Class	—	12,759,216
	39,689,080	137,307,626
Cost of shares redeemed:
Standard Class	(85,293,950)	(148,449,653)
Service Class	(26,338,135)	(49,392,294)
	(111,632,085)	(197,841,947)
Decrease in net assets derived from capital share transactions	(71,943,005)	(60,534,321)
NET INCREASE IN NET ASSETS	178,551,177	75,716,986
NET ASSETS:
Beginning of period	1,498,056,942	1,422,339,956
End of period	$1,676,608,119	$1,498,056,942
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional U.S. Core Equity 1 Fund–27

LVIP Dimensional U.S. Core Equity 1 Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
		LVIP Dimensional U.S. Core Equity 1 Fund Standard Class
	Six Months Ended 6/30/21[1] (unaudited)	Year Ended
		12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$ 38.201	$ 34.698	$ 28.534	$ 32.022	$ 27.254	$ 37.542
Income (loss) from investment operations:
Net investment income[2]	0.225	0.454	0.468	0.457	0.416	0.537
Net realized and unrealized gain (loss)	6.304	4.986	8.000	(2.676)	5.236	3.889
Total from investment operations	6.529	5.440	8.468	(2.219)	5.652	4.426
Less dividends and distributions from:
Net investment income	—	(0.520)	(0.609)	(0.486)	(0.433)	(0.439)
Net realized gain	—	(1.417)	(1.695)	(0.783)	(0.451)	(14.275)
Total dividends and distributions	—	(1.937)	(2.304)	(1.269)	(0.884)	(14.714)
Net asset value, end of period	$ 44.730	$ 38.201	$ 34.698	$ 28.534	$ 32.022	$ 27.254
Total return[3]	17.09%	16.40%	30.11%	(7.29%)	20.88%	14.41%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,372,362	$1,235,576	$1,191,025	$1,024,194	$1,245,607	$1,147,995
Ratio of expenses to average net assets	0.39%	0.41%	0.41%	0.42%	0.41%	0.40%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.40%	0.41%	0.41%	0.42%	—	—
Ratio of net investment income to average net assets	1.07%	1.37%	1.43%	1.39%	1.41%	1.60%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.06%	1.37%	1.43%	1.39%	—	—
Portfolio turnover	2%	6%	5%	5%	4%	4%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional U.S. Core Equity 1 Fund–28

LVIP Dimensional U.S. Core Equity 1 Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
		LVIP Dimensional U.S. Core Equity 1 Fund Service Class
	Six Months Ended 6/30/21[1] (unaudited)	Year Ended
		12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$ 37.935	$ 34.486	$ 28.389	$ 31.861	$ 27.130	$ 37.449
Income (loss) from investment operations:
Net investment income[2]	0.150	0.335	0.352	0.339	0.312	0.415
Net realized and unrealized gain (loss)	6.256	4.934	7.945	(2.644)	5.199	3.863
Total from investment operations	6.406	5.269	8.297	(2.305)	5.511	4.278
Less dividends and distributions from:
Net investment income	—	(0.403)	(0.505)	(0.384)	(0.329)	(0.322)
Net realized gain	—	(1.417)	(1.695)	(0.783)	(0.451)	(14.275)
Total dividends and distributions	—	(1.820)	(2.200)	(1.167)	(0.780)	(14.597)
Net asset value, end of period	$ 44.341	$ 37.935	$ 34.486	$ 28.389	$ 31.861	$ 27.130
Total return[3]	16.89%	16.00%	29.65%	(7.60%)	20.45%	14.01%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$304,247	$262,481	$231,315	$155,082	$138,464	$ 93,660
Ratio of expenses to average net assets	0.74%	0.76%	0.76%	0.77%	0.76%	0.75%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.75%	0.76%	0.76%	0.77%	—	—
Ratio of net investment income to average net assets	0.72%	1.02%	1.08%	1.04%	1.06%	1.25%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.71%	1.02%	1.08%	1.04%	—	—
Portfolio turnover	2%	6%	5%	5%	4%	4%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional U.S. Core Equity 1 Fund–29

LVIP Dimensional U.S. Core Equity 1 Fund
Notes to Financial Statements
June 30, 2021 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 105 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Dimensional U.S. Core Equity 1 Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek long-term capital appreciation.
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”). Restricted securities are valued at fair value by the Fund's Fair Valuation Committee, using methods approved by the Board, taking into account a review of information, assumptions and sub-adviser recommendations, as applicable.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2021 and for all open tax years (years ended December 31, 2017-December 31, 2020), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2021, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification
LVIP Dimensional U.S. Core Equity 1 Fund–30

LVIP Dimensional U.S. Core Equity 1 Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
upon notice of the character of such distributions by the issuer or management estimate.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2021.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.48% of the first $200 million of the Fund’s average daily net assets; 0.40% of the next $200 million; and 0.30% of the Fund’s average daily net assets in excess of $400 million.   Effective April 1, 2021, LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.01% of the Fund’s average daily net assets.   The agreement will continue at least through April 30, 2022, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.   The management fee, net of waivers, is calculated daily and paid monthly.   Prior to April 1, 2021, the waiver amount was 0.0075% on the first $100 million of the Fund’s average daily net assets and 0.0025% of the Fund’s average daily net assets in excess of $100 million.
Dimensional Fund Advisors LP (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2021, costs for these administrative and legal services were as follows:
Administrative	$47,186
Legal	7,504
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $5,936 for the six months ended June 30, 2021.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2021, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LIAC	$442,728
Distribution fees payable to LFD	85,903
Printing and mailing fees payable to Lincoln Life	5,936
Shareholder servicing fees payable to Lincoln Life	39,669
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
LVIP Dimensional U.S. Core Equity 1 Fund–31

LVIP Dimensional U.S. Core Equity 1 Fund
Notes to Financial Statements (continued)
3. Investments
For the six months ended June 30, 2021, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$27,477,369
Sales	91,657,981
At June 30, 2021, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2021, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$788,485,536
Aggregate unrealized appreciation of investments	$935,820,188
Aggregate unrealized depreciation of investments	(45,500,286)
Net unrealized appreciation of investments	$890,319,902
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2021.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$ 27,030,254	$—	$ —	$ 27,030,254
Air Freight & Logistics	12,492,105	—	—	12,492,105
Airlines	5,245,699	—	—	5,245,699
Auto Components	9,511,138	—	—	9,511,138
Automobiles	13,516,193	—	—	13,516,193
Banks	91,468,569	—	—	91,468,569
LVIP Dimensional U.S. Core Equity 1 Fund–32

LVIP Dimensional U.S. Core Equity 1 Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
	Level 1	Level 2	Level 3	Total
Beverages	$ 22,514,420	$—	$ —	$ 22,514,420
Biotechnology	35,858,528	—	20,246	35,878,774
Building Products	17,523,012	—	—	17,523,012
Capital Markets	54,953,675	—	—	54,953,675
Chemicals	40,123,522	—	—	40,123,522
Commercial Services & Supplies	15,241,985	—	—	15,241,985
Communications Equipment	15,268,747	—	—	15,268,747
Construction & Engineering	7,535,315	—	—	7,535,315
Construction Materials	3,164,648	—	—	3,164,648
Consumer Finance	18,033,976	—	—	18,033,976
Containers & Packaging	13,050,934	—	—	13,050,934
Distributors	3,062,123	—	—	3,062,123
Diversified Consumer Services	4,579,881	—	—	4,579,881
Diversified Financial Services	16,416,134	—	—	16,416,134
Diversified Telecommunication Services	24,881,138	—	—	24,881,138
Electric Utilities	20,501,383	—	—	20,501,383
Electrical Equipment	14,059,835	—	—	14,059,835
Electronic Equipment, Instruments & Components	22,869,182	—	—	22,869,182
Energy Equipment & Services	7,466,184	—	—	7,466,184
Entertainment	17,380,159	—	—	17,380,159
Food & Staples Retailing	21,643,634	—	—	21,643,634
Food Products	24,052,097	—	—	24,052,097
Gas Utilities	2,864,835	—	—	2,864,835
Health Care Equipment & Supplies	41,804,016	—	—	41,804,016
Health Care Providers & Services	50,746,878	—	—	50,746,878
Health Care Technology	4,877,897	—	—	4,877,897
Hotels, Restaurants & Leisure	32,624,199	—	—	32,624,199
Household Durables	19,423,607	—	—	19,423,607
Household Products	16,793,522	—	—	16,793,522
Independent Power and Renewable Electricity Producers	3,089,451	—	—	3,089,451
Industrial Conglomerates	15,643,363	—	—	15,643,363
Insurance	47,771,955	—	—	47,771,955
Interactive Media & Services	66,394,411	—	—	66,394,411
Internet & Direct Marketing Retail	49,982,425	—	—	49,982,425
IT Services	75,065,491	—	—	75,065,491
Leisure Products	5,133,285	—	—	5,133,285
Life Sciences Tools & Services	21,344,733	—	—	21,344,733
Machinery	49,945,922	—	—	49,945,922
Marine	875,732	—	—	875,732
Media	29,284,878	—	—	29,284,878
Metals & Mining	13,333,932	—	—	13,333,932
Multiline Retail	11,288,672	—	—	11,288,672
Multi-Utilities	9,889,450	—	—	9,889,450
Oil, Gas & Consumable Fuels	48,138,146	—	—	48,138,146
Paper & Forest Products	1,645,977	—	—	1,645,977
Personal Products	4,645,489	—	—	4,645,489
Pharmaceuticals	47,687,282	—	—	47,687,282
Professional Services	16,247,309	—	—	16,247,309
Real Estate Management & Development	4,603,227	—	—	4,603,227
Road & Rail	21,355,896	—	—	21,355,896
Semiconductors & Semiconductor Equipment	85,083,173	—	—	85,083,173
Software	114,482,284	—	—	114,482,284
Specialty Retail	46,467,820	—	—	46,467,820
Technology Hardware, Storage & Peripherals	84,825,366	—	—	84,825,366
Textiles, Apparel & Luxury Goods	16,137,964	—	—	16,137,964
Thrifts & Mortgage Finance	5,861,757	—	—	5,861,757
Tobacco	7,796,553	—	—	7,796,553
Trading Companies & Distributors	12,538,718	—	—	12,538,718
Transportation Infrastructure	201,645	—	—	201,645
LVIP Dimensional U.S. Core Equity 1 Fund–33

LVIP Dimensional U.S. Core Equity 1 Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
	Level 1	Level 2	Level 3	Total
Water Utilities	$ 2,126,051	$—	$ —	$ 2,126,051
Wireless Telecommunication Services	3,956,656	—	—	3,956,656
Preferred Stocks	174,686	—	—	174,686
Rights	—	—	9,125	9,125
Warrant	3,380	—	—	3,380
Money Market Fund	7,173,564	—	—	7,173,564
Total Investments	$1,678,776,067	$—	$29,371	$1,678,805,438
During the six months ended June 30, 2021, there were no material transfers to or from Level 3 investments.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/21	12/31/20
Shares sold:
Standard Class	373,843	703,268
Service Class	572,493	1,313,942
Shares reinvested:
Standard Class	—	1,801,690
Service Class	—	379,232
	946,336	4,198,132
Shares redeemed:
Standard Class	(2,037,117)	(4,486,289)
Service Class	(630,348)	(1,481,283)
	(2,667,465)	(5,967,572)
Net decrease	(1,721,129)	(1,769,440)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $300,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 16, 2022.
The Fund had no amounts outstanding as of June 30, 2021, or at any time during the period then ended.
6. Risk Factors
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities.   Restricted securities are valued pursuant to the security valuation procedures noted in Note 1.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
LVIP Dimensional U.S. Core Equity 1 Fund–34

LVIP Dimensional U.S. Core Equity 1 Fund
Notes to Financial Statements (continued)
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Dimensional U.S. Core Equity 1 Fund–35

LVIP Dimensional U.S. Core Equity 1 Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 8-9, 2021, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2020 through December 31, 2020. During the period covered by the report, there was one liquidity event due to an extended Taiwanese foreign holiday in February 2020 that caused the LVIP SSGA Emerging Markets Equity Index Fund to classify its Taiwanese securities as illiquid for one day, which caused the Fund to exceed the 15% limit on illiquid securities on that day. The LVIP SSGA Emerging Markets Equity Index Fund was under the 15% limitation the following business day, and there was no impact on the Fund ability to timely meet redemptions. There were no additional liquidity events that impacted the Fund or its respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP Dimensional U.S. Core Equity 1 Fund–36

LVIP Dimensional U.S. Core Equity 2 Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2021

LVIP Dimensional U.S. Core Equity 2 Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Dimensional U.S. Core Equity 2 Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2021 to June 30, 2021
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021 to June 30, 2021.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/21	Ending Account Value 6/30/21	Annualized Expense Ratio	Expenses Paid During Period 1/1/21 to 6/30/21*
Actual
Standard Class Shares	$1,000.00	$1,176.30	0.48%	$2.59
Service Class Shares	1,000.00	1,174.90	0.73%	3.94
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.40	0.48%	$2.41
Service Class Shares	1,000.00	1,021.20	0.73%	3.66

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Dimensional U.S. Core Equity 2 Fund–1

LVIP Dimensional U.S. Core Equity 2 Fund
Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)
As of June 30, 2021
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Common Stock	99.76%
Aerospace & Defense	1.51%
Air Freight & Logistics	0.81%
Airlines	0.32%
Auto Components	0.66%
Automobiles	0.65%
Banks	5.77%
Beverages	1.40%
Biotechnology	2.18%
Building Products	1.16%
Capital Markets	3.36%
Chemicals	2.57%
Commercial Services & Supplies	1.00%
Communications Equipment	0.88%
Construction & Engineering	0.51%
Construction Materials	0.22%
Consumer Finance	1.20%
Containers & Packaging	0.88%
Distributors	0.23%
Diversified Consumer Services	0.33%
Diversified Financial Services	0.80%
Diversified Telecommunication Services	1.35%
Electric Utilities	0.80%
Electrical Equipment	0.98%
Electronic Equipment, Instruments & Components	1.54%
Energy Equipment & Services	0.50%
Entertainment	0.93%
Equity Real Estate Investment Trusts	0.00%
Food & Staples Retailing	1.30%
Food Products	1.56%
Gas Utilities	0.20%
Health Care Equipment & Supplies	2.29%
Health Care Providers & Services	2.90%
Health Care Technology	0.23%
Hotels, Restaurants & Leisure	1.57%
Household Durables	1.28%
Household Products	0.89%
Independent Power and Renewable Electricity Producers	0.21%
Industrial Conglomerates	0.86%
Insurance	3.08%
Interactive Media & Services	3.00%
Internet & Direct Marketing Retail	2.75%
IT Services	4.45%
Leisure Products	0.36%
Life Sciences Tools & Services	1.24%
Security Type/Sector	Percentage of Net Assets
Machinery	3.38%
Marine	0.06%
Media	2.00%
Metals & Mining	0.96%
Multiline Retail	0.75%
Multi-Utilities	0.47%
Oil, Gas & Consumable Fuels	3.09%
Paper & Forest Products	0.12%
Personal Products	0.29%
Pharmaceuticals	3.14%
Professional Services	1.04%
Real Estate Management & Development	0.33%
Road & Rail	1.47%
Semiconductors & Semiconductor Equipment	4.67%
Software	6.68%
Specialty Retail	2.68%
Technology Hardware, Storage & Peripherals	4.90%
Textiles, Apparel & Luxury Goods	1.02%
Thrifts & Mortgage Finance	0.37%
Tobacco	0.38%
Trading Companies & Distributors	0.85%
Transportation Infrastructure	0.02%
Water Utilities	0.14%
Wireless Telecommunication Services	0.24%
Preferred Stock	0.01%
Rights	0.00%
Warrant	0.00%
Corporate Bond	0.00%
Money Market Fund	0.16%
Total Investments	99.93%
Receivables and Other Assets Net of Liabilities	0.07%
Total Net Assets	100.00%

LVIP Dimensional U.S. Core Equity 2 Fund–2

LVIP Dimensional U.S. Core Equity 2 Fund
Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited) (continued)
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
Apple	4.37%
Microsoft	3.78%
Amazon.com	2.29%
Facebook Class A	1.11%
Johnson & Johnson	1.03%
JPMorgan Chase & Co.	0.93%
Alphabet Class A	0.84%
Visa Class A	0.80%
Alphabet Class C	0.77%
Berkshire Hathaway Class B	0.69%
Total	16.61%

IT–Information Technology
LVIP Dimensional U.S. Core Equity 2 Fund–3

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets
June 30, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–99.76%
Aerospace & Defense–1.51%
†AAR	2,339	$ 90,636
Aerojet Rocketdyne Holdings	6,136	296,308
†AeroVironment	732	73,310
†Astronics	2,342	41,008
†Astronics Class B	1,024	16,691
†Axon Enterprise	1,534	271,211
†Boeing	3,799	910,089
BWX Technologies	5,445	316,463
Curtiss-Wright	3,000	356,280
†Ducommun	1,095	59,743
General Dynamics	6,117	1,151,586
HEICO	1,122	156,429
HEICO Class A	2,092	259,785
†Hexcel	6,480	404,352
†Howmet Aerospace	9,783	337,220
Huntington Ingalls Industries	2,268	477,981
Kaman	2,196	110,678
†Kratos Defense & Security Solutions	7,221	205,726
L3Harris Technologies	2,580	557,667
Lockheed Martin	4,642	1,756,301
†Mercury Systems	2,137	141,640
Moog Class A	2,078	174,677
National Presto Industries	415	42,185
Northrop Grumman	3,797	1,379,944
Park Aerospace	1,422	21,188
Raytheon Technologies	18,803	1,604,084
Spirit AeroSystems Holdings Class A	4,503	212,497
†Teledyne Technologies	1,357	568,352
Textron	10,291	707,712
†TransDigm Group	1,144	740,500
†Vectrus	700	33,313
†Virgin Galactic Holdings	1,680	77,280
		13,552,836
Air Freight & Logistics–0.81%
†Air Transport Services Group	4,399	102,189
†Atlas Air Worldwide Holdings	1,872	127,502
CH Robinson Worldwide	6,781	635,176
†Echo Global Logistics	1,937	59,543
Expeditors International of Washington	6,016	761,626
FedEx	6,059	1,807,581
Forward Air	1,360	122,060
†Hub Group Class A	1,843	121,601
†Radiant Logistics	4,220	29,245
United Parcel Service Class B	12,787	2,659,312
†XPO Logistics	6,121	856,267
		7,282,102
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Airlines–0.32%
†Alaska Air Group	6,350	$ 382,968
†Allegiant Travel	963	186,822
†American Airlines Group	14,699	311,766
†Copa Holdings Class A	1,782	134,238
†Delta Air Lines	2,224	96,210
†Hawaiian Holdings	3,086	75,206
†JetBlue Airways	17,815	298,936
†Mesa Air Group	2,354	21,963
†SkyWest	3,119	134,335
†Southwest Airlines	13,222	701,956
†Spirit Airlines	5,476	166,689
†United Airlines Holdings	7,109	371,730
		2,882,819
Auto Components–0.66%
†Adient	6,791	306,953
†American Axle & Manufacturing Holdings	7,274	75,286
†Aptiv	5,074	798,292
Autoliv	5,998	586,365
BorgWarner	16,023	777,756
†Cooper-Standard Holdings	1,627	47,183
Dana	8,992	213,650
†Dorman Products	1,581	163,902
†Fox Factory Holding	2,339	364,089
Gentex	17,716	586,222
†Gentherm	1,589	112,898
†Goodyear Tire & Rubber	17,941	307,688
†Horizon Global	1,513	12,830
LCI Industries	1,744	229,197
Lear	4,002	701,471
†Modine Manufacturing	3,832	63,573
†Motorcar Parts of America	2,131	47,820
Patrick Industries	1,704	124,392
Standard Motor Products	1,116	48,379
†Stoneridge	2,012	59,354
†Superior Industries International	1,457	12,559
†Tenneco Class A	5,209	100,638
†Veoneer	3,982	91,785
†Visteon	1,057	127,834
		5,960,116
Automobiles–0.65%
†Ford Motor	55,492	824,611
†General Motors	35,205	2,083,080
Harley-Davidson	10,933	500,950
†Tesla	2,851	1,937,824
Thor Industries	3,525	398,325
Winnebago Industries	1,657	112,610
		5,857,400
Banks–5.77%
1st Source	1,869	86,834
LVIP Dimensional U.S. Core Equity 2 Fund–4

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
ACNB	300	$ 8,373
Allegiance Bancshares	1,602	61,581
Altabancorp	1,404	60,807
American National Bankshares	691	21,483
Ameris Bancorp	4,264	215,886
Ames National	508	12,451
Arrow Financial	1,206	43,356
Associated Banc-Corp	9,472	193,987
†Atlantic Capital Bancshares	2,130	54,230
Atlantic Union Bankshares	5,077	183,889
†Axos Financial	4,313	200,080
Banc of California	4,299	75,404
BancFirst	2,354	146,960
†Bancorp	5,433	125,013
BancorpSouth Bank	6,437	182,360
Bank of America	94,764	3,907,120
Bank of Hawaii	2,642	222,509
Bank of Marin Bancorp	1,102	35,154
Bank of NT Butterfield & Son	3,380	119,821
Bank OZK	9,438	397,906
BankFinancial	1,093	12,504
BankUnited	5,824	248,627
Bankwell Financial Group	404	11,167
Banner	1,939	105,113
Bar Harbor Bankshares	748	21,408
†BayCom	1,762	31,628
Berkshire Hills Bancorp	4,384	120,165
BOK Financial	3,149	272,703
Boston Private Financial Holdings	7,358	108,530
Brookline Bancorp	5,744	85,873
Bryn Mawr Bank	1,379	58,180
Business First Bancshares	727	16,685
Byline Bancorp	1,200	27,156
C&F Financial	247	12,597
Cadence BanCorp	11,022	230,139
Cambridge Bancorp	195	16,183
Camden National	1,173	56,022
Capital City Bank Group	1,029	26,538
Capstar Financial Holdings	789	16,175
Cathay General Bancorp	5,111	201,169
CBTX	1,491	40,719
Central Pacific Financial	1,797	46,830
Central Valley Community Bancorp	650	13,098
Century Bancorp Class A	314	35,796
CIT Group	5,667	292,361
Citigroup	26,965	1,907,774
Citizens & Northern	830	20,335
Citizens Financial Group	11,857	543,881
City Holding	1,056	79,453
Civista Bancshares	1,887	41,703
CNB Financial	1,363	31,104
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Codorus Valley Bancorp	389	$ 7,796
Columbia Banking System	4,744	182,929
Comerica	5,568	397,221
Commerce Bancshares	6,409	477,855
Community Bank System	3,521	266,364
Community Trust Bancorp	1,576	63,639
ConnectOne Bancorp	3,369	88,167
Cullen/Frost Bankers	3,117	349,104
†Customers Bancorp	2,725	106,248
CVB Financial	8,489	174,789
Dime Community Bancshares	3,418	114,913
Eagle Bancorp	2,082	116,759
East West Bancorp	8,263	592,374
Enterprise Bancorp	505	16,539
Enterprise Financial Services	1,930	89,533
†Equity Bancshares Class A	1,411	43,021
Farmers & Merchants Bancorp	621	13,550
Farmers National Banc	1,405	21,792
FB Financial	3,337	124,537
Fifth Third Bancorp	18,805	718,915
Financial Institutions	1,236	37,080
First Bancorp	400	11,780
First Bancorp (North Carolina)	2,305	94,298
First BanCorp (Puerto Rico)	15,722	187,406
First Bancshares	606	22,683
First Bank	702	9,505
First Busey	3,995	98,517
First Business Financial Services	400	10,828
First Choice Bancorp	500	15,225
First Citizens BancShares Class A	620	516,299
First Commonwealth Financial	7,586	106,735
First Community Bancshares	1,806	53,909
First Financial	910	37,146
First Financial Bancorp	6,619	156,407
First Financial Bankshares	6,396	314,235
First Foundation	3,162	71,177
First Hawaiian	9,409	266,651
First Horizon National	32,870	567,994
First Internet Bancorp	281	8,705
First Interstate BancSystem Class A	2,923	122,269
First Merchants	3,427	142,803
First Mid Bancshares	782	31,679
First Midwest Bancorp	7,574	150,192
First of Long Island	2,890	61,355
First Republic Bank	5,159	965,610
Flushing Financial	2,575	55,182

LVIP Dimensional U.S. Core Equity 2 Fund–5

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
FNB	23,407	$ 288,608
Fulton Financial	10,167	160,435
German American Bancorp	1,832	68,150
Glacier Bancorp	6,201	341,551
Great Southern Bancorp	1,288	69,423
Great Western Bancorp	3,312	108,600
Guaranty Bancshares	986	33,593
Hancock Whitney	5,726	254,463
Hanmi Financial	2,726	51,958
Harborone Bancorp	3,449	49,459
Heartland Financial USA	2,936	137,963
Heritage Commerce	4,676	52,044
Heritage Financial	2,744	68,655
Hilltop Holdings	4,920	179,088
Home BancShares	11,965	295,296
HomeTrust Bancshares	2,018	56,302
Hope Bancorp	7,589	107,612
Horizon Bancorp	3,992	69,581
†Howard Bancorp	745	12,017
Huntington Bancshares	79,143	1,129,371
Independent Bank	4,677	230,902
Independent Bank Group	3,133	231,779
International Bancshares	4,629	198,769
Investar Holding	619	14,169
Investors Bancorp	16,471	234,876
JPMorgan Chase & Co.	53,837	8,373,807
KeyCorp	26,321	543,529
Lakeland Bancorp	3,667	64,099
Lakeland Financial	1,686	103,925
Live Oak Bancshares	3,910	230,690
M&T Bank	4,926	715,797
Macatawa Bank	1,713	14,989
Mercantile Bank	1,549	46,780
†Metropolitan Bank Holding	1,000	60,220
Midland States Bancorp	2,021	53,092
MidWestOne Financial Group	1,275	36,682
National Bank Holdings Class A	1,818	68,611
National Bankshares	222	7,772
NBT Bancorp	3,154	113,449
†Nicolet Bankshares	736	51,770
Northrim BanCorp	322	13,766
OceanFirst Financial	3,787	78,921
OFG Bancorp	3,694	81,711
Old National Bancorp	11,890	209,383
Old Second Bancorp	1,033	12,809
Origin Bancorp	1,422	60,378
Orrstown Financial Services	503	11,604
Pacific Premier Bancorp	5,733	242,449
PacWest Bancorp	6,636	273,138
Park National	1,191	139,847
Parke Bancorp	739	14,455
PCB Bancorp	642	10,336
Peapack Gladstone Financial	2,178	67,670
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Peoples Bancorp	1,703	$ 50,443
Peoples Financial Services	412	17,551
People's United Financial	28,955	496,289
Pinnacle Financial Partners	3,905	344,772
PNC Financial Services Group	5,304	1,011,791
Popular	5,265	395,138
Preferred Bank	1,329	84,086
Premier Financial Bancorp	1,000	16,850
Primis Financial	1,601	24,431
Prosperity Bancshares	4,571	328,198
QCR Holdings	1,366	65,691
RBB Bancorp	1,258	30,469
Regions Financial	24,752	499,495
Renasant	4,113	164,520
Republic Bancorp Class A	1,308	60,338
†Republic First Bancorp	4,711	18,797
S&T Bancorp	3,057	95,684
Sandy Spring Bancorp	3,595	158,647
Seacoast Banking Corp. of Florida	3,281	112,046
ServisFirst Bancshares	3,116	211,826
Sierra Bancorp	1,304	33,187
Signature Bank	3,463	850,686
Simmons First National Class A	7,200	211,248
SmartFinancial	542	13,013
South State	3,910	319,682
†Southern First Bancshares	419	21,436
Southside Bancshares	2,708	103,527
Spirit of Texas Bancshares	600	13,704
Sterling Bancorp	12,947	320,956
Stock Yards Bancorp	1,461	74,350
Summit Financial Group	450	9,905
†SVB Financial Group	1,949	1,084,482
Synovus Financial	9,521	417,781
†Texas Capital Bancshares	2,530	160,630
Tompkins Financial	1,112	86,247
Towne Bank	4,814	146,442
TriCo Bancshares	2,055	87,502
†TriState Capital Holdings	2,375	48,426
†Triumph Bancorp	2,365	175,601
Truist Financial	16,483	914,806
Trustmark	4,607	141,896
UMB Financial	2,898	269,688
Umpqua Holdings	14,427	266,178
United Bankshares	8,773	320,214
United Community Banks	5,327	170,517
Univest Financial	2,727	71,911
US Bancorp	26,453	1,507,027
Valley National Bancorp	26,937	361,764
Washington Trust Bancorp	1,505	77,282
Webster Financial	4,326	230,749
Wells Fargo & Co.	52,041	2,356,937

LVIP Dimensional U.S. Core Equity 2 Fund–6

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
WesBanco	5,072	$ 180,715
West Bancorporation	758	21,034
Westamerica Bancorporation	1,867	108,342
Western Alliance Bancorp	5,374	498,976
Wintrust Financial	2,899	219,251
Zions Bancorp	8,866	468,657
		51,866,689
Beverages–1.40%
†Boston Beer Class A	527	537,962
Brown-Forman Class A	1,678	118,299
Brown-Forman Class B	6,760	506,594
†Celsius Holdings	783	59,578
Coca-Cola	80,530	4,357,478
Coca-Cola Consolidated	532	213,933
Constellation Brands Class A	3,033	709,388
Keurig Dr Pepper	6,902	243,227
MGP Ingredients	1,309	88,541
†Molson Coors Beverage Class B	8,465	454,486
†Monster Beverage	7,375	673,706
National Beverage	4,024	190,054
PepsiCo	29,654	4,393,833
		12,547,079
Biotechnology–2.18%
AbbVie	31,346	3,530,813
†ACADIA Pharmaceuticals	2,258	55,073
†Acceleron Pharma	1,015	127,372
†Adverum Biotechnologies	5,792	20,272
†Agios Pharmaceuticals	1,115	61,448
†Akebia Therapeutics	7,580	28,728
†Albireo Pharma	900	31,662
†Alexion Pharmaceuticals	5,370	986,523
†Alkermes	7,678	188,265
†Allakos	198	16,903
†Alnylam Pharmaceuticals	409	69,334
Amgen	14,170	3,453,938
†AnaptysBio	1,298	33,657
†Anika Therapeutics	1,049	45,411
†Ardelyx	2,308	17,495
†Arena Pharmaceuticals	2,941	200,576
†Arrowhead Pharmaceuticals	884	73,213
†Assembly Biosciences	1,150	4,462
†Atara Biotherapeutics	2,169	33,728
†Biogen	4,742	1,642,012
†BioMarin Pharmaceutical	2,850	237,804
†Bluebird Bio	2,545	81,389
†Bridgebio Pharma	867	52,852
†Catalyst Pharmaceuticals	2,500	14,375
†ChemoCentryx	443	5,932
†Chimerix	1,691	13,528
†Concert Pharmaceuticals	1,683	7,102
†CRISPR Therapeutics	1,463	236,845
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Denali Therapeutics	3,237	$ 253,910
†Eagle Pharmaceuticals	867	37,108
†Editas Medicine	571	32,341
†Emergent BioSolutions	3,148	198,293
†Enanta Pharmaceuticals	1,564	68,832
†Enochian Biosciences	1,600	7,952
†Epizyme	2,880	23,933
†Exact Sciences	2,539	315,623
†Exelixis	14,409	262,532
†Fate Therapeutics	877	76,115
†FibroGen	797	21,224
†G1 Therapeutics	1,617	35,477
Gilead Sciences	19,971	1,375,203
†Global Blood Therapeutics	1,964	68,779
†GlycoMimetics	2,474	5,740
†Halozyme Therapeutics	2,389	108,485
†Heron Therapeutics	3,806	59,069
†Horizon Therapeutics	7,428	695,558
†Incyte	2,494	209,820
†Intellia Therapeutics	1,899	307,467
†Ionis Pharmaceuticals	3,180	126,850
†Iovance Biotherapeutics	678	17,642
†Ironwood Pharmaceuticals	7,322	94,234
†Jounce Therapeutics	728	4,950
†KalVista Pharmaceuticals	1,364	32,681
†Kindred Biosciences	3,141	28,803
†Krystal Biotech	200	13,600
†Kura Oncology	1,842	38,406
†Ligand Pharmaceuticals	909	119,252
†Lineage Cell Therapeutics	4,300	12,255
†Lumos Pharma	21	209
†MacroGenics	2,522	67,741
†Madrigal Pharmaceuticals	698	67,992
†Minerva Neurosciences	4,500	10,440
†Moderna	821	192,919
†Molecular Templates	2,529	19,777
†Myriad Genetics	6,104	186,660
†Neurocrine Biosciences	1,259	122,526
†Novavax	434	92,143
†OPKO Health	44,007	178,228
=†PDL BioPharma	12,718	11,781
†Protagonist Therapeutics	3,412	153,131
†Prothena	2,185	112,331
†Regeneron Pharmaceuticals	1,307	730,012
†REGENXBIO	2,597	100,893
†Rhythm Pharmaceuticals	1,655	32,405
†Rocket Pharmaceuticals	1,401	62,050
†Sage Therapeutics	752	42,721
†Sangamo Therapeutics	8,751	104,749
†Sarepta Therapeutics	895	69,577
†Seagen	1,248	197,034
†Spectrum Pharmaceuticals	5,260	19,725
†Syros Pharmaceuticals	300	1,635
†Travere Therapeutics	1,860	27,137

LVIP Dimensional U.S. Core Equity 2 Fund–7

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Ultragenyx Pharmaceutical	1,378	$ 131,392
†United Therapeutics	2,384	427,713
†Vanda Pharmaceuticals	3,572	76,834
†Verastem	6,841	27,843
†Vertex Pharmaceuticals	1,691	340,956
†Xencor	3,216	110,920
		19,642,320
Building Products–1.16%
AAON	3,577	223,884
Advanced Drainage Systems	4,887	569,678
Allegion	3,804	529,897
†American Woodmark	1,121	91,575
AO Smith	8,201	590,964
Apogee Enterprises	1,507	61,380
†Armstrong Flooring	1,730	10,709
Armstrong World Industries	3,181	341,194
†Builders FirstSource	14,747	629,107
Carrier Global	23,247	1,129,804
†Cornerstone Building Brands	5,674	103,153
CSW Industrials	1,444	171,056
Fortune Brands Home & Security	7,315	728,647
†Gibraltar Industries	1,995	152,239
Griffon	3,933	100,803
Insteel Industries	1,555	49,993
†JELD-WEN Holding	7,208	189,282
Johnson Controls International	8,451	579,992
Lennox International	1,410	494,628
Masco	6,931	408,305
†Masonite International	1,626	181,771
Owens Corning	5,731	561,065
†PGT Innovations	4,054	94,174
Quanex Building Products	2,203	54,723
†Resideo Technologies	9,867	296,010
Simpson Manufacturing	2,689	296,973
Tecnoglass	1,700	36,380
Trane Technologies	4,293	790,513
†Trex	6,500	664,365
UFP Industries	4,286	318,621
		10,450,885
Capital Markets–3.36%
Affiliated Managers Group	3,718	573,353
Ameriprise Financial	4,484	1,115,978
Ares Management Class A	1,769	112,491
Artisan Partners Asset Management Class A	2,649	134,622
B. Riley Financial	150	11,325
Bank of New York Mellon	18,302	937,611
BGC Partners Class A	17,890	101,436
BlackRock	2,111	1,847,062
Blackstone Group Class A	5,556	539,710
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
†Blucora	3,219	$ 55,721
Brightsphere Investment Group	5,071	118,814
Cboe Global Markets	3,177	378,222
Charles Schwab	18,617	1,355,504
CME Group	3,001	638,253
Cohen & Steers	2,732	224,270
Cowen Class A	1,499	61,534
Diamond Hill Investment Group	308	51,531
†Donnelley Financial Solutions	3,917	129,261
Evercore Class A	3,008	423,436
FactSet Research Systems	1,445	484,956
Federated Hermes	6,284	213,090
Franklin Resources	11,369	363,694
GAMCO Investors Class A	694	17,419
Goldman Sachs Group	5,708	2,166,357
Greenhill & Co.	1,658	25,798
Hamilton Lane Class A	1,683	153,355
Houlihan Lokey	2,512	205,457
Interactive Brokers Group Class A	1,344	88,341
Intercontinental Exchange	8,980	1,065,926
Invesco	17,695	472,987
Janus Henderson Group	10,713	415,772
Jefferies Financial Group	12,086	413,341
KKR & Co. Class A	11,406	675,691
Lazard Class A	8,039	363,765
LPL Financial Holdings	6,025	813,255
MarketAxess Holdings	1,026	475,643
Moelis & Co. Class A	2,414	137,332
Moody's	2,960	1,072,615
Morgan Stanley	30,619	2,807,456
Morningstar	2,699	693,940
MSCI	774	412,604
Nasdaq	4,429	778,618
Northern Trust	8,457	977,798
Oppenheimer Holdings Class A	765	38,893
Piper Sandler	1,263	163,634
PJT Partners Class A	816	58,246
Raymond James Financial	6,564	852,664
S&P Global	3,140	1,288,813
†Safeguard Scientifics	1,565	12,144
SEI Investments	9,150	567,026
State Street	9,159	753,603
Stifel Financial	6,789	440,335
†Stonex Group	1,244	75,474
T. Rowe Price Group	6,836	1,353,323
Tradeweb Markets Class A	2,207	186,624
Virtu Financial Class A	5,162	142,626
Virtus Investment Partners	420	116,663
Westwood Holdings Group	439	9,553

LVIP Dimensional U.S. Core Equity 2 Fund–8

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
WisdomTree Investments	10,540	$ 65,348
		30,230,313
Chemicals–2.57%
†AdvanSix	2,562	76,501
†AgroFresh Solutions	1,708	3,553
Air Products & Chemicals	2,930	842,902
Albemarle	3,207	540,251
American Vanguard	2,114	37,016
Ashland Global Holdings	3,930	343,875
Avient	6,532	321,113
†Axalta Coating Systems	15,781	481,163
Balchem	1,569	205,947
Cabot	3,948	224,760
Celanese	5,068	768,309
CF Industries Holdings	9,294	478,176
Chase	690	70,801
Chemours	10,477	364,600
Corteva	18,564	823,313
Dow	24,276	1,536,185
DuPont de Nemours	3,901	301,976
Eastman Chemical	4,914	573,710
Ecolab	3,570	735,313
Element Solutions	18,605	434,985
†Ferro	5,633	121,504
†Flotek Industries	3,167	5,479
FMC	4,935	533,967
FutureFuel	4,158	39,917
†GCP Applied Technologies	4,182	97,273
Hawkins	1,770	57,968
HB Fuller	3,432	218,310
Huntsman	16,427	435,644
†Ingevity	2,010	163,534
Innospec	1,414	128,123
International Flavors & Fragrances	6,197	925,832
†Intrepid Potash	1,283	40,876
†Koppers Holdings	1,060	34,291
†Kraton	2,937	94,836
Kronos Worldwide	4,954	70,941
†Linde	6,241	1,804,273
†Livent	7,469	144,600
†LSB Industries	2,413	14,599
LyondellBasell Industries Class A	17,181	1,767,409
Minerals Technologies	2,394	188,336
Mosaic	11,375	362,976
NewMarket	666	214,439
Olin	12,382	572,791
PPG Industries	8,888	1,508,916
PQ Group Holdings	2,313	35,528
†Rayonier Advanced Materials	7,464	49,934
RPM International	6,108	541,657
Scotts Miracle-Gro	3,385	649,649
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Chemicals (continued)
Sensient Technologies	2,141	$ 185,325
Sherwin-Williams	5,388	1,467,961
Stepan	1,624	195,318
†Trecora Resources	817	6,797
Tredegar	3,415	47,025
Trinseo	3,760	224,998
Tronox Holdings Class A	7,716	172,838
Valvoline	8,731	283,408
†Venator Materials	3,553	16,841
†W R Grace & Co.	3,442	237,911
Westlake Chemical	3,165	285,135
		23,111,608
Commercial Services & Supplies–1.00%
ABM Industries	4,513	200,152
ACCO Brands	7,956	68,660
ADT	16,250	175,337
Brady Class A	2,770	155,231
†BrightView Holdings	3,756	60,547
Brink's	2,184	167,819
†Casella Waste Systems Class A	2,417	153,310
†CECO Environmental	1,187	8,499
†Cimpress	912	98,870
Cintas	2,503	956,146
†Civeo	630	11,214
†Clean Harbors	4,340	404,228
†Copart	5,336	703,445
Covanta Holding	8,266	145,564
Deluxe	3,259	155,682
Ennis	1,765	37,983
†Harsco	5,387	110,003
Healthcare Services Group	4,016	126,785
†Heritage-Crystal Clean	2,134	63,337
Herman Miller	4,370	206,002
HNI	3,300	145,101
†IAA	4,783	260,865
Interface	3,770	57,681
†KAR Auction Services	9,508	166,865
Kimball International Class B	3,544	46,604
Knoll	3,630	94,344
Matthews International Class A	2,379	85,549
MSA Safety	1,750	289,765
NL Industries	2,090	13,585
Pitney Bowes	8,459	74,185
†Quad/Graphics	4,623	19,185
Republic Services	6,731	740,477
Rollins	8,554	292,547
†RR Donnelley & Sons	1,900	11,932
†SP Plus	1,793	54,848
Steelcase Class A	5,268	79,599
†Stericycle	4,397	314,605

LVIP Dimensional U.S. Core Equity 2 Fund–9

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Commercial Services & Supplies (continued)
†Team	1,744	$ 11,685
Tetra Tech	2,682	327,311
UniFirst	1,034	242,618
†US Ecology	1,884	70,688
†Viad	1,218	60,717
†Vidler Water Resouces	1,481	19,697
VSE	1,374	68,027
Waste Management	10,092	1,413,990
		8,971,284
Communications Equipment–0.88%
ADTRAN	4,319	89,187
†Applied Optoelectronics	1,210	10,249
†Arista Networks	1,809	655,419
†CalAmp	3,203	40,742
†Calix	1,776	84,360
†Casa Systems	3,998	35,462
†Ciena	8,129	462,459
Cisco Systems	61,166	3,241,798
†CommScope Holding	9,089	193,687
Comtech Telecommunications	2,049	49,504
†Digi International	1,498	30,125
†EchoStar Class A	4,341	105,443
†Extreme Networks	157	1,752
†F5 Networks	2,769	516,862
†Harmonic	6,256	53,301
†Infinera	10,268	104,734
Juniper Networks	15,147	414,270
†Lumentum Holdings	3,600	295,308
Motorola Solutions	3,286	712,569
†NETGEAR	2,066	79,169
†NetScout Systems	5,309	151,519
†Palo Alto Networks	328	121,704
†Ribbon Communications	9,487	72,196
Ubiquiti	253	78,984
†ViaSat	2,404	119,815
†Viavi Solutions	10,641	187,920
		7,908,538
Construction & Engineering–0.51%
†AECOM	8,827	558,926
†Ameresco Class A	3,022	189,540
Arcosa	2,983	175,221
Argan	1,157	55,293
Comfort Systems	2,557	201,466
†Construction Partners Class A	2,150	67,510
†Dycom Industries	2,115	157,631
EMCOR Group	3,811	469,477
†Fluor	7,505	132,838
Granite Construction	2,572	106,815
†Great Lakes Dredge & Dock	4,650	67,936
†IES Holdings	1,179	60,553
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Construction & Engineering (continued)
†MasTec	5,994	$ 635,963
†Matrix Service	2,351	24,686
†MYR Group	1,177	107,013
†Northwest Pipe	539	15,227
†NV5 Global	614	58,029
Primoris Services	5,392	158,687
Quanta Services	5,739	519,781
†Sterling Construction	2,101	50,697
†Tutor Perini	4,056	56,176
Valmont Industries	1,274	300,728
†WillScot Mobile Mini Holdings	15,196	423,513
		4,593,706
Construction Materials–0.22%
Eagle Materials	2,323	330,121
†Forterra	1,614	37,945
Martin Marietta Materials	1,823	641,350
†Summit Materials Class A	8,272	288,279
†U.S. Concrete	1,150	84,870
United States Lime & Minerals	277	38,528
Vulcan Materials	3,325	578,783
		1,999,876
Consumer Finance–1.20%
Ally Financial	16,293	812,043
American Express	15,598	2,577,258
Capital One Financial	6,212	960,934
†Credit Acceptance	1,348	612,140
Curo Group Holdings	1,445	24,565
Discover Financial Services	9,315	1,101,871
†Encore Capital Group	2,487	117,859
†Enova International	2,115	72,354
†EZCORP Class A	4,961	29,915
FirstCash	2,903	221,905
†Green Dot Class A	3,291	154,183
†LendingClub	7,603	137,843
†LendingTree	222	47,037
Navient	12,007	232,095
Nelnet Class A	1,924	144,743
OneMain Holdings	8,941	535,655
†PRA Group	3,508	134,953
†PROG Holdings	4,619	222,313
Regional Management	567	26,388
Santander Consumer USA Holdings	18,724	680,056
SLM	27,460	575,013
Synchrony Financial	25,752	1,249,487
†World Acceptance	783	125,468
		10,796,078
Containers & Packaging–0.88%
Amcor	38,673	443,192

LVIP Dimensional U.S. Core Equity 2 Fund–10

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Containers & Packaging (continued)
AptarGroup	4,565	$ 642,935
Avery Dennison	4,167	876,070
Ball	10,192	825,756
†Berry Global Group	10,390	677,636
Crown Holdings	7,419	758,296
Graphic Packaging Holding	25,771	467,486
Greif Class A	1,482	89,735
Greif Class B	709	41,831
International Paper	11,999	735,659
Myers Industries	3,079	64,659
†O-I Glass	8,101	132,289
Packaging Corp. of America	4,433	600,317
Sealed Air	5,125	303,656
Silgan Holdings	8,348	346,442
Sonoco Products	7,114	475,927
†UFP Technologies	419	24,059
WestRock	8,261	439,650
		7,945,595
Distributors–0.23%
Core-Mark Holding	3,435	154,609
†Funko Class A	1,250	26,600
Genuine Parts	4,336	548,374
†LKQ	13,948	686,520
Pool	1,456	667,809
Weyco Group	507	11,342
		2,095,254
Diversified Consumer Services–0.33%
†2U	2,763	115,134
†Adtalem Global Education	2,932	104,497
†American Public Education	1,456	41,263
†Bright Horizons Family Solutions	1,341	197,275
Carriage Services	1,652	61,074
†Chegg	1,280	106,381
†frontdoor	3,903	194,448
Graham Holdings Class B	279	176,858
†Grand Canyon Education	3,013	271,080
H&R Block	8,384	196,856
†Houghton Mifflin Harcourt	10,453	115,401
†Laureate Education Class A	6,158	89,353
†Perdoceo Education	6,090	74,724
†Select Interior Concepts Class A	2,001	18,809
Service Corp International	10,544	565,053
Strategic Education	1,317	100,171
†Stride	2,788	89,578
†Terminix Global Holdings	7,031	335,449
†WW International	1,972	71,268
†Zovio	2,198	5,693
		2,930,365
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified Financial Services–0.80%
†Berkshire Hathaway Class B	22,189	$ 6,166,767
†Cannae Holdings	5,520	187,183
Equitable Holdings	12,487	380,229
Marlin Business Services	729	16,592
Voya Financial	6,997	430,316
		7,181,087
Diversified Telecommunication Services–1.35%
†Anterix	1,166	69,948
AT&T	142,022	4,087,393
ATN International	1,118	50,858
†Cincinnati Bell	2,697	41,588
Cogent Communications Holdings	1,631	125,408
†Consolidated Communications Holdings	6,890	60,563
†IDT Class B	1,774	65,567
†Iridium Communications	7,987	319,400
†Liberty Latin America Class A	2,617	36,272
†Liberty Latin America Class C	12,855	181,256
Lumen Technologies	78,250	1,063,417
†ORBCOMM	4,983	56,009
Verizon Communications	107,103	6,000,981
		12,158,660
Electric Utilities–0.80%
ALLETE	1,883	131,772
Alliant Energy	5,343	297,926
American Electric Power	3,298	278,978
Avangrid	1,617	83,162
Duke Energy	5,298	523,019
Edison International	7,419	428,967
Entergy	3,777	376,567
Evergy	5,103	308,374
Eversource Energy	2,987	239,677
Exelon	7,024	311,233
FirstEnergy	10,192	379,244
Hawaiian Electric Industries	4,111	173,813
IDACORP	1,690	164,775
MGE Energy	1,792	133,397
NextEra Energy	11,624	851,807
NRG Energy	15,841	638,392
OGE Energy	5,679	191,098
Otter Tail	1,231	60,085
†PG&E	4,692	47,718
Pinnacle West Capital	2,967	243,205
PNM Resources	4,259	207,711
Portland General Electric	3,574	164,690
PPL	13,594	380,224
Southern	6,267	379,216
Xcel Energy	3,561	234,599
		7,229,649

LVIP Dimensional U.S. Core Equity 2 Fund–11

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electrical Equipment–0.98%
Acuity Brands	2,710	$ 506,851
Allied Motion Technologies	1,137	39,261
AMETEK	6,525	871,087
†Atkore International Group	3,256	231,176
AZZ	2,008	103,974
Eaton	7,389	1,094,902
Emerson Electric	10,989	1,057,581
Encore Wire	1,649	124,978
EnerSys	2,817	275,305
†FuelCell Energy	3,227	28,720
†Generac Holdings	1,111	461,232
GrafTech International	10,007	116,281
Hubbell	3,699	691,121
LSI Industries	457	3,661
nVent Electric	9,432	294,656
†Plug Power	4,656	159,189
Powell Industries	1,009	31,229
Preformed Line Products	449	33,316
Regal Beloit	3,411	455,403
Rockwell Automation	3,377	965,889
†Sensata Technologies Holding	9,747	565,034
†Sunrun	9,039	504,195
†Thermon Group Holdings	2,349	40,027
†TPI Composites	2,494	120,759
†Vicor	594	62,810
		8,838,637
Electronic Equipment, Instruments & Components–1.54%
Advanced Energy Industries	2,741	308,938
Amphenol Class A	12,225	836,312
†Arlo Technologies	5,053	34,209
†Arrow Electronics	5,200	591,916
Avnet	6,028	241,602
Badger Meter	2,033	199,478
Bel Fuse Class B	886	12,758
Belden	3,141	158,840
Benchmark Electronics	2,494	70,979
CDW	4,971	868,185
Cognex	3,289	276,441
†Coherent	1,139	301,083
Corning	22,617	925,035
CTS	2,254	83,759
†Daktronics	2,615	17,233
†ePlus	1,064	92,238
†Fabrinet	2,253	215,995
†FARO Technologies	842	65,482
†Flex	37,460	669,410
†II-VI	2,215	160,787
†Insight Enterprises	2,095	209,521
†IPG Photonics	2,199	463,483
†Itron	2,486	248,550
Jabil	12,991	755,037
†Keysight Technologies	6,786	1,047,826
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
†Kimball Electronics	2,160	$ 46,958
†Knowles	6,423	126,790
Littelfuse	1,254	319,507
Methode Electronics	2,176	107,081
National Instruments	6,508	275,158
†Novanta	1,666	224,510
†OSI Systems	1,334	135,588
PC Connection	2,018	93,373
†Plexus	2,007	183,460
†Rogers	1,055	211,844
†Sanmina	3,814	148,594
†ScanSource	1,716	48,271
SYNNEX	3,860	469,994
TE Connectivity	6,177	835,192
†Trimble	6,467	529,195
†TTM Technologies	6,628	94,780
Vishay Intertechnology	8,859	199,771
†Vishay Precision Group	600	20,424
Vontier	3,324	108,296
†Zebra Technologies Class A	1,552	821,769
		13,855,652
Energy Equipment & Services–0.50%
Archrock	8,285	73,819
Baker Hughes	16,384	374,702
†Bristow Group	446	11,422
Cactus Class A	2,654	97,455
†ChampionX	8,993	230,671
Core Laboratories	2,200	85,690
†DMC Global	551	30,972
†Dril-Quip	2,477	83,797
†Exterran	3,133	14,913
†Forum Energy Technologies	380	8,922
†Frank's International	21,445	64,978
†Geospace Technologies	1,182	9,562
Halliburton	28,523	659,452
†Helix Energy Solutions Group	13,252	75,669
Helmerich & Payne	5,797	189,156
†Independence Contract Drilling	97	416
†KLX Energy Services Holdings	492	4,699
†Liberty Oilfield Services Class A	5,858	82,949
†Mammoth Energy Services	2,622	12,035
†Nabors Industries	576	65,802
†Natural Gas Services Group	679	6,980
†Newpark Resources	12,475	43,164
†NexTier Oilfield Solutions	14,413	68,606
†Nine Energy Service	1,065	3,131
†NOV	18,750	287,250
†Oceaneering International	6,032	93,918
†Oil States International	5,610	44,039
Patterson-UTI Energy	14,628	145,402

LVIP Dimensional U.S. Core Equity 2 Fund–12

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Energy Equipment & Services (continued)
†ProPetro Holding	8,008	$ 73,353
†RPC	7,313	36,199
Schlumberger	30,134	964,589
†SEACOR Marine Holdings	1,843	8,128
†Select Energy Services Class A	9,056	54,698
Solaris Oilfield Infrastructure Class A	2,100	20,454
†Technip Energies ADR	2,202	30,035
†TechnipFMC	17,349	157,009
†TETRA Technologies	6,409	27,815
†Tidewater	3,355	40,428
†Transocean	21,123	95,476
†U.S. Silica Holdings	8,053	93,093
		4,470,848
Entertainment–0.93%
Activision Blizzard	8,780	837,963
†Cinemark Holdings	7,185	157,711
Electronic Arts	3,076	442,421
†IMAX	3,593	77,250
†Lions Gate Entertainment Class A	6,284	130,079
†Lions Gate Entertainment Class B	9,423	172,441
†Live Nation Entertainment	2,936	257,164
†Madison Square Garden Entertainment	1,022	85,817
†Marcus	2,001	42,441
†Netflix	4,367	2,306,693
†Reading International Class A	1,404	9,786
†Roku	203	93,228
†Spotify Technology	342	94,252
†Take-Two Interactive Software	2,462	435,823
†Walt Disney	14,970	2,631,277
World Wrestling Entertainment Class A	2,951	170,833
†Zynga Class A	41,823	444,579
		8,389,758
Equity Real Estate Investment Trusts–0.00%
CTO Realty Growth	593	31,737
		31,737
Food & Staples Retailing–1.30%
Andersons	2,422	73,944
†BJ's Wholesale Club Holdings	5,171	246,036
Casey's General Stores	2,858	556,281
†Chefs' Warehouse	2,797	89,029
Costco Wholesale	6,107	2,416,357
Ingles Markets Class A	1,307	76,159
Kroger	42,500	1,628,175
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food & Staples Retailing (continued)
Natural Grocers by Vitamin Cottage	2,445	$ 26,259
†Performance Food Group	6,360	308,396
PriceSmart	1,820	165,638
†Rite Aid	1,528	24,906
SpartanNash	3,365	64,978
†Sprouts Farmers Market	7,175	178,299
Sysco	16,326	1,269,346
†U.S. Foods Holding	10,600	406,616
†United Natural Foods	3,773	139,526
Village Super Market Class A	880	20,689
Walgreens Boots Alliance	16,528	869,538
Walmart	21,789	3,072,685
Weis Markets	1,433	74,029
		11,706,886
Food Products–1.56%
Alico	310	11,036
Archer-Daniels-Midland	14,193	860,096
B&G Foods	4,796	157,309
†Beyond Meat	347	54,649
Bunge	7,479	584,484
Calavo Growers	781	49,531
Cal-Maine Foods	3,414	123,621
Campbell Soup	11,611	529,345
Conagra Brands	17,515	637,196
†Darling Ingredients	12,541	846,517
†Farmer Bros	1,079	13,692
Flowers Foods	13,973	338,147
Fresh Del Monte Produce	3,707	121,886
†Freshpet	357	58,177
General Mills	11,937	727,321
†Hain Celestial Group	6,883	276,146
Hershey	3,913	681,566
Hormel Foods	10,944	522,576
†Hostess Brands	8,647	139,995
Ingredion	4,964	449,242
J & J Snack Foods	1,165	203,188
JM Smucker	3,964	513,615
John B Sanfilippo & Son	644	57,039
Kellogg	11,922	766,942
Kraft Heinz	8,651	352,788
Lamb Weston Holdings	5,830	470,248
Lancaster Colony	2,052	397,083
†Landec	2,083	23,434
†Lifeway Foods	699	3,621
Limoneira	992	17,410
McCormick & Co.	8,984	793,467
Mondelez International Class A	13,538	845,313
†Pilgrim's Pride	9,133	202,570
†Post Holdings	5,163	560,031
Sanderson Farms	1,426	268,045
Seaboard	55	212,780

LVIP Dimensional U.S. Core Equity 2 Fund–13

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food Products (continued)
†Seneca Foods Class A	364	$ 18,593
†Simply Good Foods	6,162	224,975
Tootsie Roll Industries	1,596	54,120
†TreeHouse Foods	3,497	155,686
Tyson Foods Class A	9,729	717,611
		14,041,091
Gas Utilities–0.20%
Atmos Energy	2,669	256,518
Chesapeake Utilities	908	109,260
National Fuel Gas	3,810	199,072
New Jersey Resources	6,806	269,313
Northwest Natural Holding	1,338	70,272
ONE Gas	2,252	166,918
South Jersey Industries	4,505	116,815
Southwest Gas Holdings	1,839	121,723
Spire	2,361	170,629
UGI	5,970	276,471
		1,756,991
Health Care Equipment & Supplies–2.29%
Abbott Laboratories	16,618	1,926,525
†ABIOMED	1,027	320,537
†Accuray	4,267	19,287
†Align Technology	457	279,227
†AngioDynamics	3,064	83,126
†AtriCure	393	31,177
Atrion	84	52,158
†Avanos Medical	2,882	104,818
†AxoGen	1,694	36,607
†Axonics Modulation Technologies	353	22,384
Baxter International	8,921	718,140
Becton Dickinson & Co.	2,735	665,125
†Boston Scientific	12,070	516,113
†Cardiovascular Systems	1,216	51,862
CONMED	1,545	212,329
Cooper	1,100	435,897
†CryoLife	2,557	72,619
†Cutera	403	19,759
Danaher	6,063	1,627,067
DENTSPLY SIRONA	4,446	281,254
†DexCom	500	213,500
†Edwards Lifesciences	2,988	309,467
†Envista Holdings	7,903	341,489
†Glaukos	214	18,154
†Globus Medical Class A	3,302	256,004
†Haemonetics	2,274	151,539
†Heska	202	46,405
Hill-Rom Holdings	4,208	477,987
†Hologic	10,745	716,906
†ICU Medical	892	183,574
†IDEXX Laboratories	2,480	1,566,244
†Inogen	962	62,694
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†Insulet	225	$ 61,765
†Integer Holdings	2,023	190,567
†Integra LifeSciences Holdings	4,404	300,529
†Intuitive Surgical	667	613,400
†Invacare	2,243	18,101
†Lantheus Holdings	5,690	157,272
LeMaitre Vascular	1,009	61,569
†LENSAR	965	8,357
†LivaNova	3,030	254,853
†Masimo	1,080	261,846
Medtronic	10,996	1,364,933
†Meridian Bioscience	2,980	66,096
†Merit Medical Systems	3,063	198,054
†Natus Medical	2,866	74,459
†Neogen	3,068	141,251
†Novocure	459	101,815
†NuVasive	2,785	188,767
†OraSure Technologies	3,929	39,840
†Orthofix Medical	1,631	65,419
†Penumbra	250	68,515
†Quidel	1,784	228,566
ResMed	2,939	724,522
†SeaSpine Holdings	660	13,537
†Shockwave Medical	241	45,725
†STAAR Surgical	327	49,868
STERIS	2,727	562,580
Stryker	2,963	769,580
†Surgalign Holdings	5,064	7,039
†Surmodics	576	31,248
†Tandem Diabetes Care	570	55,518
Teleflex	1,116	448,398
Utah Medical Products	304	25,852
†Varex Imaging	2,809	75,337
West Pharmaceutical Services	2,048	735,437
Zimmer Biomet Holdings	4,704	756,497
		20,587,086
Health Care Providers & Services–2.90%
†Acadia Healthcare	6,534	410,008
†Addus HomeCare	1,037	90,468
†Amedisys	1,501	367,640
AmerisourceBergen	5,383	616,300
†AMN Healthcare Services	2,817	273,193
Anthem	4,670	1,783,006
†Apollo Medical Holdings	699	43,904
†Brookdale Senior Living	14,577	115,158
Cardinal Health	10,655	608,294
†Centene	13,282	968,656
Chemed	857	406,646
Cigna	7,353	1,743,176
†Community Health Systems	5,888	90,911
†CorVel	1,034	138,866

LVIP Dimensional U.S. Core Equity 2 Fund–14

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services (continued)
†Covetrus	4,287	$ 115,749
†Cross Country Healthcare	2,183	36,041
CVS Health	26,086	2,176,616
†DaVita	6,324	761,599
Encompass Health	7,712	601,767
Ensign Group	4,466	387,068
†Enzo Biochem	4,475	14,186
†Five Star Senior Living	46	265
†Guardant Health	1,462	181,566
†Hanger	1,874	47,375
HCA Healthcare	1,958	404,797
†HealthEquity	971	78,146
†Henry Schein	4,163	308,853
Humana	3,159	1,398,552
†Laboratory Corp of America Holdings	3,221	888,513
†LHC Group	1,435	287,373
†Magellan Health	2,574	242,471
McKesson	4,262	815,065
†MEDNAX	5,330	160,699
†ModivCare	1,393	236,907
†Molina Healthcare	3,980	1,007,179
National HealthCare	1,163	81,294
National Research	1,656	76,010
Owens & Minor	4,089	173,087
Patterson	6,463	196,411
†Pennant Group	1,314	53,743
†PetIQ	1,642	63,381
Premier Class A	5,444	189,397
Quest Diagnostics	4,743	625,934
†R1 RCM	8,118	180,544
†RadNet	3,391	114,243
Select Medical Holdings	9,557	403,879
†Surgery Partners	2,117	141,035
†Tenet Healthcare	5,353	358,597
†Triple-S Management Class B	1,992	44,362
U.S. Physical Therapy	363	42,061
UnitedHealth Group	12,133	4,858,539
Universal Health Services Class B	4,616	675,921
		26,085,451
Health Care Technology–0.23%
†Allscripts Healthcare Solutions	9,307	172,273
†Castlight Health Class B	4,422	11,630
Cerner	11,189	874,532
†Change Healthcare	9,602	221,230
†Computer Programs and Systems	313	10,401
†Evolent Health Class A	6,148	129,846
†HealthStream	2,713	75,801
†Inovalon Holdings Class A	2,937	100,093
†NextGen Healthcare	4,127	68,467
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Technology (continued)
†Omnicell	1,103	$ 167,049
†Teladoc Health	660	109,751
†Veeva Systems Class A	505	157,030
		2,098,103
Hotels, Restaurants & Leisure–1.57%
Aramark	11,379	423,868
†Biglari Holdings Class A	5	3,895
†Biglari Holdings Class B	131	20,891
†BJ's Restaurants	1,840	90,418
†Bloomin' Brands	3,612	98,030
†Bluegreen Vacations Holding	1,022	18,396
†Booking Holdings	85	185,988
†Boyd Gaming	3,072	188,897
†Brinker International	1,880	116,278
†Caesars Entertainment	2,213	229,599
†Carnival	16,011	422,050
†Carrols Restaurant Group	3,714	22,321
†Cheesecake Factory	1,290	69,892
†Chipotle Mexican Grill	281	435,646
Choice Hotels International	2,305	273,972
Churchill Downs	731	144,928
†Chuy's Holdings	1,208	45,010
Cracker Barrel Old Country Store	1,519	225,511
Darden Restaurants	3,109	453,883
†Dave & Buster's Entertainment	786	31,912
Del Taco Restaurants	2,099	21,011
†Denny's	3,309	54,565
Domino's Pizza	916	427,305
†El Pollo Loco Holdings	3,403	62,241
†Everi Holdings	1,700	42,398
†Expedia Group	492	80,545
†Fiesta Restaurant Group	1,638	21,998
†Hilton Grand Vacations	1,939	80,255
†Hilton Worldwide Holdings	5,980	721,308
†Hyatt Hotels Class A	1,871	145,264
†International Game Technology	8,417	201,671
Jack in the Box	1,074	119,687
†Las Vegas Sands	1,264	66,600
†Lindblad Expeditions Holdings	1,842	29,490
†Marriott International Class A	6,879	939,121
†Marriott Vacations Worldwide	2,527	402,551
McDonald's	4,858	1,122,149
MGM Resorts International	11,406	486,466
Nathan's Famous	298	21,253
†Norwegian Cruise Line Holdings	9,314	273,925
Papa John's International	1,423	148,618
†Penn National Gaming	3,322	254,100

LVIP Dimensional U.S. Core Equity 2 Fund–15

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
†Planet Fitness Class A	2,912	$ 219,128
†Playa Hotels & Resorts	8,515	63,267
†PlayAGS	1,440	14,256
†Potbelly	1,460	11,534
†Red Robin Gourmet Burgers	1,284	42,513
†Red Rock Resorts Class A	4,381	186,193
†Royal Caribbean Cruises	6,475	552,188
†Ruth's Hospitality Group	3,701	85,234
†Scientific Games Class A	4,657	360,638
†SeaWorld Entertainment	6,745	336,845
†Shake Shack Class A	835	89,362
Starbucks	7,946	888,442
Texas Roadhouse	3,420	329,004
Travel + Leisure Co	3,985	236,908
†Vail Resorts	1,066	337,410
Wendy's	13,624	319,074
Wingstop	1,345	212,012
Wyndham Hotels & Resorts	2,374	171,617
†Wynn Resorts	466	56,992
Yum! Brands	3,499	402,490
		14,139,013
Household Durables–1.28%
Bassett Furniture Industries	722	17,581
†Beazer Homes	2,298	44,328
†Cavco Industries	542	120,427
Century Communities	2,517	167,481
DR Horton	11,511	1,040,249
Ethan Allen Interiors	1,750	48,300
Flexsteel Industries	419	16,923
Garmin	5,124	741,135
†GoPro Class A	2,100	24,465
†Green Brick Partners	3,200	72,768
Hamilton Beach Brands Holding Class A	652	14,520
†Helen of Troy	1,664	379,592
Hooker Furniture	831	28,786
Installed Building Products	1,646	201,405
†iRobot	1,792	167,355
KB Home	5,148	209,627
La-Z-Boy	3,008	111,416
Leggett & Platt	7,210	373,550
Lennar Class A	9,688	962,503
Lennar Class B	563	45,856
†LGI Homes	1,679	271,897
Lifetime Brands	785	11,751
†Lovesac	603	48,113
†M/I Homes	1,091	64,009
MDC Holdings	4,503	227,852
†Meritage Homes	2,325	218,736
†Mohawk Industries	3,579	687,848
†New Home	448	2,630
Newell Brands	22,715	623,981
†NVR	121	601,769
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Household Durables (continued)
PulteGroup	17,484	$ 954,102
†Skyline Champion	2,886	153,824
†Sonos	2,987	105,232
†Taylor Morrison Home	9,255	244,517
Tempur Sealy International	11,328	443,944
Toll Brothers	7,053	407,734
†TopBuild	2,631	520,359
†TRI Pointe Group	8,843	189,506
†Tupperware Brands	2,421	57,499
†Universal Electronics	867	42,050
Whirlpool	4,083	890,176
		11,555,796
Household Products–0.89%
†Central Garden & Pet	894	47,319
†Central Garden & Pet Class A	2,393	115,582
Church & Dwight	8,227	701,105
Clorox	3,633	653,613
Colgate-Palmolive	7,201	585,801
Energizer Holdings	2,929	125,888
Kimberly-Clark	2,310	309,032
Oil-Dri Corp of America	282	9,639
Procter & Gamble	37,298	5,032,619
Spectrum Brands Holdings	2,923	248,572
WD-40	775	198,625
		8,027,795
Independent Power and Renewable Electricity Producers–0.21%
AES	14,524	378,641
Atlantica Sustainable Infrastructure	5,908	219,896
Brookfield Renewable Class A	7,554	316,815
Clearway Energy Class A	2,006	50,591
Clearway Energy Class C	3,534	93,580
Ormat Technologies	2,822	196,214
†Sunnova Energy International	3,839	144,577
Vistra	25,332	469,908
		1,870,222
Industrial Conglomerates–0.86%
3M	13,652	2,711,697
Carlisle	3,772	721,885
General Electric	73,747	992,635
Honeywell International	11,028	2,418,992
†Raven Industries	1,745	100,948
Roper Technologies	1,641	771,598
		7,717,755
Insurance–3.08%
Aflac	18,383	986,432
†Alleghany	729	486,294

LVIP Dimensional U.S. Core Equity 2 Fund–16

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
Allstate	11,168	$ 1,456,754
†Ambac Financial Group	2,234	34,984
American Equity Investment Life Holding	6,329	204,553
American Financial Group	4,583	571,592
American International Group	12,126	577,198
American National Group	1,541	228,916
AMERISAFE	1,468	87,625
Aon Class A	5,491	1,311,031
†Arch Capital Group	12,505	486,945
Argo Group International Holdings	2,598	134,654
Arthur J. Gallagher	5,072	710,486
Assurant	3,006	469,477
Assured Guaranty	5,886	279,467
†Athene Holding Class A	8,668	585,090
Axis Capital Holdings	5,346	262,007
†Brighthouse Financial	5,959	271,373
Brown & Brown	8,544	454,028
Chubb	5,646	897,375
Cincinnati Financial	4,641	541,233
CNA Financial	3,226	146,751
CNO Financial Group	6,176	145,877
Crawford & Co. Class A	1,300	11,791
Crawford & Co. Class B	2,614	22,480
Donegal Group Class A	996	14,512
†eHealth	1,543	90,111
Employers Holdings	2,097	89,752
†Enstar Group	1,075	256,839
Erie Indemnity Class A	1,708	330,242
Everest Re Group	1,770	446,058
†FedNat Holding	630	2,615
Fidelity National Financial	12,123	526,866
First American Financial	6,407	399,476
†Genworth Financial Class A	22,919	89,384
Global Indemnity Group Class A	1,056	27,826
Globe Life	5,440	518,160
†Greenlight Capital Re Class A	1,907	17,411
†Hallmark Financial Services	1,100	4,895
Hanover Insurance Group	3,093	419,535
Hartford Financial Services Group	16,135	999,886
HCI Group	887	88,194
Heritage Insurance Holdings	4,237	36,353
Horace Mann Educators	2,359	88,274
Independence Holding	654	30,293
Investors Title	124	21,654
James River Group Holdings	1,705	63,972
Kemper	3,591	265,375
Kinsale Capital Group	999	164,605
Loews	6,756	369,215
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
†Maiden Holdings	5,521	$ 18,606
†Markel	350	415,348
Marsh & McLennan	7,511	1,056,647
Mercury General	3,824	248,369
MetLife	8,650	517,702
National Western Life Group Class A	298	66,868
†NI Holdings	863	16,406
Old Republic International	20,236	504,079
†Palomar Holdings	463	34,938
Primerica	3,375	516,847
Principal Financial Group	12,648	799,227
ProAssurance	3,203	72,868
Progressive	14,058	1,380,636
Prudential Financial	5,394	552,723
Reinsurance Group of America	2,470	281,580
RenaissanceRe Holdings	2,289	340,649
RLI	2,059	215,351
Safety Insurance Group	1,159	90,727
Selective Insurance Group	3,458	280,617
†SiriusPoint	7,714	77,680
State Auto Financial	3,303	56,547
Stewart Information Services	1,688	95,693
Tiptree Financial	1,600	14,880
Travelers	8,832	1,322,239
United Fire Group	2,034	56,403
United Insurance Holdings	4,881	27,822
Universal Insurance Holdings	3,924	54,465
Unum Group	9,940	282,296
W R Berkley	7,991	594,770
White Mountains Insurance Group	204	234,198
Willis Towers Watson	3,133	720,653
		27,673,750
Interactive Media & Services–3.00%
†Alphabet Class A	3,099	7,567,107
†Alphabet Class C	2,782	6,972,582
†ANGI Homeservices Class A	1,639	22,159
†Cargurus	3,083	80,867
†Cars.com	4,551	65,216
†DHI Group	3,155	10,664
†Facebook Class A	28,735	9,991,447
†IAC/InterActiveCorp	892	137,520
†Liberty TripAdvisor Holdings Class A	5,610	22,833
†Match Group	4,578	738,202
†Pinterest Class A	926	73,108
†QuinStreet	3,300	61,314
†Snap Class A	1,701	115,906
†TripAdvisor	4,445	179,134
†TrueCar	6,947	39,251
†Twitter	3,081	212,004

LVIP Dimensional U.S. Core Equity 2 Fund–17

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Interactive Media & Services (continued)
†Vimeo	1,448	$ 70,952
†Yelp	3,429	137,023
†Zedge Class B	591	10,880
†Zillow Group Class A	876	107,336
†Zillow Group Class C	3,061	374,115
		26,989,620
Internet & Direct Marketing Retail–2.75%
†1-800-Flowers.com Class A	3,054	97,331
†Amazon.com	5,990	20,606,558
†Chewy Class A	836	66,638
†Duluth Holdings Class B	753	15,549
eBay	21,788	1,529,735
†Etsy	2,811	578,616
†Just Eat Takeaway.com	12,775	233,272
†Lands' End	2,935	120,482
†Liquidity Services	1,758	44,741
PetMed Express	1,442	45,928
†Quotient Technology	5,042	54,504
Qurate Retail	26,054	341,047
Shutterstock	2,288	224,613
†Stamps.com	1,012	202,693
†Stitch Fix Class A	990	59,697
†Wayfair Class A	1,590	501,979
		24,723,383
IT Services–4.45%
Accenture Class A	14,073	4,148,580
†Akamai Technologies	5,002	583,233
Alliance Data Systems	2,682	279,438
Amdocs	6,463	499,978
Automatic Data Processing	9,977	1,981,632
†BM Technologies	419	5,212
Broadridge Financial Solutions	4,424	714,609
Cass Information Systems	1,074	43,765
Cognizant Technology Solutions Class A	11,731	812,489
†Concentrix	3,860	620,688
†Conduent	11,528	86,460
CSG Systems International	1,963	92,614
†DXC Technology	11,644	453,417
†EPAM Systems	977	499,208
†Euronet Worldwide	1,668	225,764
EVERTEC	4,425	193,151
†Evo Payments Class A	788	21,859
†ExlService Holdings	2,052	218,045
Fidelity National Information Services	7,577	1,073,434
†Fiserv	7,057	754,323
†FleetCor Technologies	3,721	952,799
†Gartner	3,035	735,077
Genpact	11,702	531,622
Global Payments	3,576	670,643
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
IT Services (continued)
†Globant	1,210	$ 265,208
†GoDaddy Class A	3,455	300,447
†GTT Communications	3,367	8,182
Hackett Group	2,748	49,519
International Business Machines	22,623	3,316,306
Jack Henry & Associates	2,325	380,161
†Limelight Networks	3,333	10,499
†LiveRamp Holdings	4,179	195,786
Mastercard Class A	16,384	5,981,635
MAXIMUS	4,397	386,804
†MongoDB	226	81,703
†Okta	417	102,032
Paychex	13,290	1,426,017
†PayPal Holdings	5,739	1,672,804
†Perficient	1,815	145,962
†PFSweb	867	6,398
†Square Class A	731	178,218
†StarTek	1,400	9,982
Switch Class A	3,379	71,331
†Sykes Enterprises	2,369	127,215
TTEC Holdings	3,257	335,764
†Twilio Class A	670	264,087
†Unisys	1,659	41,989
†VeriSign	2,057	468,358
†Verra Mobility	4,796	73,714
Visa Class A	30,947	7,236,028
Western Union	13,573	311,772
†WEX	2,069	401,179
		40,047,140
Leisure Products–0.36%
Acushnet Holdings	4,495	222,053
†American Outdoor Brands	1,803	63,357
Brunswick	5,296	527,588
†Callaway Golf	5,771	194,656
Clarus	1,204	30,943
Hasbro	6,089	575,532
Johnson Outdoors Class A	436	52,756
†Malibu Boats Class A	1,584	116,155
Marine Products	2,133	32,934
†Mattel	14,675	294,967
†Nautilus	2,171	36,581
†Peloton Interactive Class A	420	52,088
Polaris	3,553	486,619
Smith & Wesson Brands	2,575	89,353
†Vista Outdoor	4,147	191,923
†YETI Holdings	3,406	312,739
		3,280,244
Life Sciences Tools & Services–1.24%
†10X Genomics Class A	224	43,864
†Adaptive Biotechnologies	529	21,615
Agilent Technologies	3,682	544,236

LVIP Dimensional U.S. Core Equity 2 Fund–18

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Life Sciences Tools & Services (continued)
†Avantor	10,795	$ 383,330
†Bio-Rad Laboratories Class A	670	431,674
Bio-Techne	730	328,690
Bruker	8,550	649,629
†Charles River Laboratories International	2,190	810,125
†Illumina	724	342,604
†IQVIA Holdings	3,457	837,700
Luminex	2,463	90,638
†Medpace Holdings	1,557	275,013
†Mettler-Toledo International	705	976,665
†NeoGenomics	2,833	127,967
PerkinElmer	4,119	636,015
†PRA Health Sciences	3,983	658,031
†Repligen	1,334	266,293
†Syneos Health	4,646	415,771
Thermo Fisher Scientific	5,692	2,871,443
†Waters	1,354	467,956
		11,179,259
Machinery–3.38%
AGCO	4,680	610,178
Alamo Group	671	102,448
Albany International Class A	2,141	191,106
Allison Transmission Holdings	7,945	315,734
Altra Industrial Motion	3,594	233,682
Astec Industries	1,462	92,018
Barnes Group	3,140	160,925
†Blue Bird	812	20,186
Caterpillar	10,940	2,380,872
†Chart Industries	2,381	348,388
†CIRCOR International	1,341	43,717
†Colfax	6,718	307,752
Columbus McKinnon	1,631	78,679
†Commercial Vehicle Group	4,182	44,455
Crane	4,090	377,793
Cummins	5,384	1,312,673
Deere & Co.	7,228	2,549,388
Donaldson	8,393	533,207
Douglas Dynamics	1,386	56,396
Dover	5,313	800,138
†Energy Recovery	2,984	67,976
Enerpac Tool Group	2,890	76,932
EnPro Industries	2,155	209,358
ESCO Technologies	1,491	139,871
†Evoqua Water Technologies	7,310	246,932
Federal Signal	4,085	164,340
Flowserve	6,513	262,604
Fortive	6,827	476,115
Franklin Electric	2,494	201,066
†FreightCar America	1,097	6,505
†Gates Industrial	3,772	68,160
Gorman-Rupp	2,146	73,908
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
Graco	7,552	$ 571,686
Graham	501	6,894
Greenbrier	1,954	85,155
Helios Technologies	2,751	214,716
Hillenbrand	5,042	222,251
Hurco	300	10,500
Hyster-Yale Materials Handling	834	60,865
IDEX	1,959	431,078
Illinois Tool Works	6,120	1,368,187
†Ingersoll Rand	11,383	555,604
ITT	5,495	503,287
John Bean Technologies	1,844	262,991
Kadant	745	131,187
Kennametal	5,039	181,001
†L B Foster Class A	762	14,204
Lincoln Electric Holdings	4,383	577,285
Lindsay	475	78,508
†Lydall	1,558	94,290
†Manitowoc	3,195	78,277
†Meritor	4,478	104,875
†Middleby	3,562	617,152
Miller Industries	637	25,123
Mueller Industries	4,258	184,414
Mueller Water Products Class A	10,288	148,353
†Navistar International	5,881	261,704
†NN	5,648	41,513
Nordson	2,278	500,044
Omega Flex	460	67,487
Oshkosh	5,048	629,183
Otis Worldwide	9,071	741,736
PACCAR	10,615	947,389
Parker-Hannifin	3,129	960,947
Park-Ohio Holdings	1,241	39,886
Pentair	10,786	727,947
†Proto Labs	1,067	97,951
†RBC Bearings	901	179,677
REV Group	4,472	70,166
Rexnord	6,889	344,726
Shyft Group	2,371	88,699
Snap-on	3,176	709,614
†SPX	3,324	203,030
SPX FLOW	2,624	171,190
Standex International	630	59,793
Stanley Black & Decker	4,613	945,619
Tennant	1,373	109,634
Terex	3,393	161,575
Timken	4,369	352,098
†Titan International	6,689	56,723
Toro	7,115	781,796
†TriMas	3,116	94,508
Trinity Industries	6,963	187,235
†Twin Disc	600	8,538

LVIP Dimensional U.S. Core Equity 2 Fund–19

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
Wabash National	2,605	$ 41,680
Watts Water Technologies Class A	1,597	233,018
†Welbilt	6,195	143,414
Westinghouse Air Brake Technologies	4,846	398,826
Woodward	3,381	415,457
Xylem	4,337	520,267
		30,374,455
Marine–0.06%
Costamare	6,357	75,076
†Eagle Bulk Shipping	539	25,505
Eneti	533	9,930
Genco Shipping & Trading	2,086	39,384
†Kirby	4,034	244,622
Matson	2,879	184,256
		578,773
Media–2.00%
†Altice USA Class A	7,982	272,505
†AMC Networks Class A	1,659	110,821
†Boston Omaha Class A	1,027	32,566
Cable One	307	587,233
†Charter Communications Class A	2,320	1,673,764
Comcast Class A	103,366	5,893,929
†comScore	4,616	23,080
†Cumulus Media Class A	600	8,790
†Discovery Class A	7,688	235,868
†Discovery Class C	15,392	446,060
†DISH Network Class A	12,184	509,291
†Emerald Holding	6,001	32,345
†Entercom Communications	12,190	52,539
Entravision Communications Class A	4,034	26,947
EW Scripps Class A	5,690	116,019
†Fluent	1,021	2,992
Fox Class A	14,572	541,058
Fox Class B	10,813	380,618
†Gannett	11,594	63,651
Gray Television	5,362	125,471
†Hemisphere Media Group	308	3,634
Interpublic Group	27,567	895,652
John Wiley & Sons Class A	2,592	155,987
†Liberty Broadband Class A	707	118,896
†Liberty Broadband Class C	4,256	739,097
†Liberty Media-Liberty Braves Class A	161	4,543
†Liberty Media-Liberty Braves Class C	1,514	42,044
†Liberty Media-Liberty Formula One Class A	1,504	64,115
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Media (continued)
†Liberty Media-Liberty Formula One Class C	10,690	$ 515,365
†Liberty Media-Liberty SiriusXM Class A	2,707	126,092
†Liberty Media-Liberty SiriusXM Class C	6,322	293,278
Loral Space & Communications	853	33,139
†Magnite	543	18,375
†Meredith	2,966	128,843
†MSG Networks Class A	1,829	26,667
National CineMedia	6,168	31,272
New York Times Class A	6,656	289,869
News Class A	11,628	299,654
News Class B	5,708	138,990
Nexstar Media Group Class A	3,557	526,009
Omnicom Group	11,367	909,246
Saga Communications Class A	635	13,748
Scholastic	2,318	87,829
Sirius XM Holdings	39,799	260,285
†TechTarget	959	74,313
TEGNA	15,413	289,148
ViacomCBS Class A	400	19,380
ViacomCBS Class B	16,878	762,886
		18,003,903
Metals & Mining–0.96%
†Alcoa	11,273	415,297
†Allegheny Technologies	9,446	196,949
†Ampco-Pittsburgh	782	4,747
†Arconic	4,843	172,508
Carpenter Technology	2,617	105,256
†Century Aluminum	6,328	81,568
†Cleveland-Cliffs	5,475	118,041
†Coeur Mining	13,662	121,318
Commercial Metals	7,882	242,135
Compass Minerals International	2,029	120,238
†Ferroglobe	9,406	57,565
Fortitude Gold	1,049	7,186
Freeport-McMoRan	43,763	1,624,045
Gold Resource	3,674	9,479
Haynes International	2,063	72,989
Hecla Mining	36,267	269,826
Kaiser Aluminum	589	72,735
Materion	1,479	111,443
Newmont	13,552	858,926
Nexa Resources	4,710	41,307
Nucor	12,868	1,234,427
Olympic Steel	623	18,310
Reliance Steel & Aluminum	3,940	594,546
Royal Gold	1,959	223,522
†Ryerson Holding	2,843	41,508

LVIP Dimensional U.S. Core Equity 2 Fund–20

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Metals & Mining (continued)
Schnitzer Steel Industries Class A	1,911	$ 93,734
Southern Copper	2,927	188,265
Steel Dynamics	13,428	800,309
SunCoke Energy	6,128	43,754
†TimkenSteel	6,202	87,758
United States Steel	12,149	291,576
†Universal Stainless & Alloy Products	352	3,545
Warrior Met Coal	3,207	55,160
Worthington Industries	3,712	227,100
		8,607,072
Multiline Retail–0.75%
Big Lots	2,718	179,415
Dillard's Class A	1,631	295,015
Dollar General	5,557	1,202,479
†Dollar Tree	8,611	856,795
Kohl's	9,455	521,065
†Macy's	17,805	337,583
†Ollie's Bargain Outlet Holdings	1,810	152,275
Target	13,313	3,218,285
		6,762,912
Multi-Utilities–0.47%
Ameren	4,745	379,790
Avista	2,686	114,612
Black Hills	2,357	154,690
CenterPoint Energy	13,408	328,764
CMS Energy	5,779	341,423
Consolidated Edison	5,469	392,237
Dominion Energy	5,531	406,916
DTE Energy	3,725	482,760
MDU Resources Group	12,934	405,351
NiSource	8,491	208,029
NorthWestern	1,697	102,193
Public Service Enterprise Group	5,113	305,451
Sempra Energy	1,964	260,191
Unitil	1,166	61,763
WEC Energy Group	2,876	255,820
		4,199,990
Oil, Gas & Consumable Fuels–3.09%
Antero Midstream	22,887	237,796
†Antero Resources	13,414	201,612
APA	18,823	407,141
†Arch Resources	1,270	72,365
†Ardmore Shipping	2,791	11,778
Berry	3,410	22,915
Bonanza Creek Energy	1,860	87,550
Cabot Oil & Gas	31,050	542,133
†Callon Petroleum	3,716	214,376
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
†Centennial Resource Development Class A	17,052	$ 115,613
†Cheniere Energy	6,464	560,687
Chevron	23,656	2,477,729
Cimarex Energy	4,979	360,729
†Clean Energy Fuels	20,933	212,470
†CNX Resources	15,674	214,107
ConocoPhillips	29,734	1,810,801
†CONSOL Energy	2,615	48,299
Continental Resources	7,040	267,731
CVR Energy	6,732	120,907
†Delek US Holdings	4,667	100,901
†Denbury	1,080	82,922
Devon Energy	29,746	868,286
DHT Holdings	8,597	55,795
Diamondback Energy	3,656	343,262
†Dorian	2,455	34,665
†EnLink Midstream	17,018	108,745
EOG Resources	14,726	1,228,737
†EQT	18,993	422,784
Equitrans Midstream	17,256	146,849
Evolution Petroleum	2,220	11,011
Exxon Mobil	55,249	3,485,107
†Green Plains	2,427	81,596
Hess	10,069	879,225
HollyFrontier	10,776	354,530
International Seaways	2,758	52,898
Kinder Morgan	25,837	471,009
†Kosmos Energy	26,917	93,133
†Laredo Petroleum	929	86,202
Marathon Oil	39,984	544,582
Marathon Petroleum	17,548	1,060,250
Matador Resources	6,684	240,691
Murphy Oil	10,368	241,367
NACCO Industries Class A	326	8,489
Occidental Petroleum	37,466	1,171,562
ONEOK	13,132	730,664
†Overseas Shipholding Group Class A	5,002	10,454
Ovintiv	8,761	275,709
†Par Pacific Holdings	3,626	60,989
†PBF Energy Class A	7,775	118,958
PDC Energy	6,279	287,515
†Peabody Energy	9,294	73,701
†Penn Virginia	1,090	25,735
Phillips 66	7,915	679,265
PHX Minerals	655	2,437
Pioneer Natural Resources	8,682	1,410,999
†Range Resources	17,978	301,311
†Renewable Energy Group	2,813	175,362
†REX American Resources	540	48,697
†SandRidge Energy	3,035	19,060
Scorpio Tankers	5,026	110,823
SFL	10,126	77,464

LVIP Dimensional U.S. Core Equity 2 Fund–21

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
†SilverBow Resources	419	$ 9,729
SM Energy	11,376	280,191
†Southwestern Energy	47,493	269,285
†Talos Energy	4,058	63,467
Targa Resources	11,866	527,444
†Teekay	3,211	11,945
†Teekay Tankers Class A	2,248	32,416
Valero Energy	11,312	883,241
†W&T Offshore	6,926	33,591
Williams	36,434	967,323
World Fuel Services	6,061	192,316
		27,841,428
Paper & Forest Products–0.12%
†Clearwater Paper	1,500	43,455
†Domtar	3,745	205,825
Glatfelter	3,242	45,291
Louisiana-Pacific	7,699	464,173
Mercer International	4,679	59,657
Neenah	719	36,072
Resolute Forest Products	6,285	76,677
Schweitzer-Mauduit International	1,872	75,591
Verso Class A	4,362	77,208
		1,083,949
Personal Products–0.29%
†Coty Class A	28,705	268,105
Edgewell Personal Care	3,074	134,949
†elf Beauty	1,640	44,510
Estee Lauder Class A	4,142	1,317,487
†Herbalife Nutrition	4,218	222,415
Inter Parfums	1,441	103,752
Medifast	636	179,975
Natural Health Trends	462	3,230
Nature's Sunshine Products	909	15,789
Nu Skin Enterprises Class A	3,625	205,356
†USANA Health Sciences	1,458	149,343
		2,644,911
Pharmaceuticals–3.14%
†Amphastar Pharmaceuticals	3,846	77,535
†ANI Pharmaceuticals	935	32,772
†Arvinas	300	23,100
Bristol-Myers Squibb	35,019	2,339,970
†Cara Therapeutics	1,547	22,076
†Catalent	4,237	458,104
†Collegium Pharmaceutical	1,508	35,649
†Corcept Therapeutics	7,024	154,528
†Cymabay Therapeutics	5,352	23,335
†Elanco Animal Health	12,080	419,055
Eli Lilly & Co.	15,847	3,637,204
†Endo International	14,512	67,916
†Innoviva	8,244	110,552
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Pharmaceuticals (continued)
†Intra-Cellular Therapies	3,773	$ 154,014
†Jazz Pharmaceuticals	3,266	580,172
Johnson & Johnson	56,368	9,286,064
†Lannett	1,820	8,499
Merck & Co.	52,827	4,108,356
†Nektar Therapeutics	5,848	100,352
†Organon	5,282	159,833
†Otonomy	732	1,632
†Pacira BioSciences	1,047	63,532
Perrigo	6,594	302,335
Pfizer	85,862	3,362,356
Phibro Animal Health Class A	1,490	43,031
†Prestige Consumer Healthcare	3,449	179,693
†Revance Therapeutics	745	22,082
†SIGA Technologies	4,189	26,307
†Supernus Pharmaceuticals	4,014	123,591
†Taro Pharmaceutical Industries	2,002	144,064
Viatris	33,213	474,614
Zoetis	8,679	1,617,418
†Zogenix	3,717	64,230
		28,223,971
Professional Services–1.04%
†ASGN	3,282	318,124
Barrett Business Services	764	55,474
BGSF	458	5,652
Booz Allen Hamilton Holding	6,133	522,409
†CACI International Class A	1,381	352,321
†CBIZ	2,928	95,951
†CoStar Group	4,230	350,329
CRA International	465	39,804
Equifax	3,183	762,360
Exponent	2,535	226,147
†Forrester Research	1,302	59,632
†Franklin Covey	769	24,877
†FTI Consulting	2,327	317,891
†GP Strategies	1,061	16,679
Heidrick & Struggles International	1,738	77,428
†Huron Consulting Group	1,526	75,003
ICF International	989	86,893
Insperity	1,432	129,410
Jacobs Engineering Group	3,045	406,264
KBR	12,654	482,750
†Kelly Services Class A	2,914	69,849
Kforce	1,861	117,113
Korn Ferry	3,509	254,578
Leidos Holdings	4,371	441,908
ManpowerGroup	3,592	427,125
ManTech International Class A	1,569	135,781

LVIP Dimensional U.S. Core Equity 2 Fund–22

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Professional Services (continued)
†Mistras Group	2,371	$ 23,307
Nielsen Holdings	26,287	648,500
Resources Connection	3,042	43,683
Robert Half International	8,363	744,056
Science Applications International	4,049	355,219
TransUnion	4,978	546,634
†TriNet Group	4,695	340,294
†TrueBlue	2,836	79,720
†Upwork	1,625	94,721
Verisk Analytics	3,525	615,888
†Willdan Group	746	28,079
		9,371,853
Real Estate Management & Development–0.33%
†BBX Capital	1,022	8,196
†CBRE Group Class A	9,825	842,297
†Cushman & Wakefield	5,962	104,156
†eXp World Holdings	414	16,051
†Five Point Holdings Class A	1,459	11,789
†Forestar Group	2,282	47,717
†FRP Holdings	1,191	66,315
†Howard Hughes	2,366	230,590
†Jones Lang LaSalle	2,637	515,428
Kennedy-Wilson Holdings	9,523	189,222
†Marcus & Millichap	2,435	94,649
†Maui Land Pineapple	1,011	10,848
Newmark Group Class A	11,223	134,788
†Rafael Holdings Class B	887	45,281
RE/MAX Holdings Class A	1,472	49,062
†Realogy Holdings	7,238	131,876
†Redfin	1,750	110,968
RMR Group Class A	1,499	57,921
St Joe	5,193	231,660
†Tejon Ranch	3,049	46,375
		2,945,189
Road & Rail–1.47%
AMERCO	1,234	727,320
ArcBest	1,859	108,175
†Avis Budget Group	2,837	220,974
†Covenant Logistics Group	1,476	30,524
CSX	61,173	1,962,430
†Daseke	9,269	60,063
Heartland Express	5,586	95,688
JB Hunt Transport Services	5,339	869,990
Kansas City Southern	2,591	734,212
Knight-Swift Transportation Holdings	9,538	433,597
Landstar System	2,710	428,234
†Lyft Class A	400	24,192
Marten Transport	5,929	97,769
Norfolk Southern	5,119	1,358,634
Old Dominion Freight Line	4,704	1,193,875
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Road & Rail (continued)
†PAM Transportation Services	682	$ 35,976
Ryder System	3,781	281,042
†Saia	2,431	509,270
Schneider National Class B	5,218	113,596
†Uber Technologies	2,905	145,599
Union Pacific	15,901	3,497,107
Universal Logistics Holdings	2,167	50,491
†USA Truck	643	10,333
Werner Enterprises	4,045	180,083
†Yellow	1,800	11,718
		13,180,892
Semiconductors & Semiconductor Equipment–4.67%
†Advanced Micro Devices	5,505	517,085
†Alpha & Omega Semiconductor	978	29,721
†Ambarella	1,741	185,643
Amkor Technology	22,758	538,682
Analog Devices	6,366	1,095,971
Applied Materials	14,737	2,098,549
†Axcelis Technologies	2,339	94,542
†AXT	1,172	12,869
Broadcom	7,013	3,344,079
Brooks Automation	3,851	366,923
†CEVA	1,018	48,151
†Cirrus Logic	4,655	396,234
CMC Materials	1,936	291,833
†Cohu	3,624	133,327
†Cree	3,268	320,035
†Diodes	2,424	193,362
†DSP Group	1,135	16,798
†Enphase Energy	3,118	572,558
Entegris	3,794	466,548
†First Solar	5,492	497,081
†FormFactor	4,562	166,331
†Ichor Holdings	1,913	102,919
Intel	104,776	5,882,125
KLA	4,398	1,425,876
Kulicke & Soffa Industries	3,275	200,430
Lam Research	3,599	2,341,869
†Lattice Semiconductor	3,059	171,855
†MACOM Technology Solutions Holdings	1,580	101,246
Marvell Technology	18,525	1,080,563
†Maxim Integrated Products	7,320	771,235
†MaxLinear	2,621	111,366
Microchip Technology	5,184	776,252
†Micron Technology	22,628	1,922,927
MKS Instruments	2,121	377,432
Monolithic Power Systems	885	330,503
†NeoPhotonics	1,612	16,459
NVE	375	27,769
NVIDIA	2,568	2,054,657
†ON Semiconductor	12,973	496,606

LVIP Dimensional U.S. Core Equity 2 Fund–23

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
†Onto Innovation	3,137	$ 229,127
†PDF Solutions	2,280	41,450
†Photronics	4,937	65,218
Power Integrations	3,150	258,489
†Qorvo	3,137	613,754
QUALCOMM	20,614	2,946,359
†Rambus	6,528	154,779
†Semtech	2,840	195,392
†Silicon Laboratories	1,942	297,612
Skyworks Solutions	6,210	1,190,768
†SMART Global Holdings	1,230	58,646
†SolarEdge Technologies	967	267,250
†Synaptics	2,171	337,764
Teradyne	5,398	723,116
Texas Instruments	19,692	3,786,772
†Ultra Clean Holdings	2,077	111,576
Universal Display	1,230	273,466
†Veeco Instruments	2,578	61,975
†Xilinx	5,564	804,777
		41,996,701
Software–6.68%
†A10 Networks	2,287	25,752
†ACI Worldwide	6,433	238,922
†Adobe	4,958	2,903,603
†Agilysys	934	53,117
†Alarm.com Holdings	1,481	125,441
†Altair Engineering Class A	800	55,176
†Alteryx Class A	441	37,935
American Software Class A	1,038	22,794
†Anaplan	466	24,838
†ANSYS	1,626	564,320
†Appfolio Class A	301	42,501
†Aspen Technology	3,599	495,006
†Atlassian Class A	398	102,230
†Autodesk	2,954	862,273
†Avalara	882	142,708
†Avaya Holdings	6,128	164,843
†Black Knight	3,616	281,976
†Blackbaud	3,293	252,145
†Blackline	620	68,987
†Bottomline Technologies	1,658	61,479
†Box Class A	996	25,448
†Cadence Design Systems	6,507	890,288
CDK Global	4,694	233,245
†Cerence	1,724	183,968
†Ceridian HCM Holding	2,185	209,585
†ChannelAdvisor	2,000	49,020
Citrix Systems	2,682	314,518
†Cloudera	14,594	231,461
†Cloudflare Class A	488	51,650
†Cognyte Software	3,097	75,876
†CommVault Systems	1,488	116,317
†Cornerstone OnDemand	1,326	68,395
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Coupa Software	251	$ 65,790
†Crowdstrike Holdings Class A	228	57,299
†Datadog Class A	238	24,771
†Dell Technologies Class C	2,663	265,421
†Digital Turbine	3,900	296,517
†DocuSign	339	94,774
Dolby Laboratories Class A	2,941	289,071
†Dropbox Class A	12,202	369,843
†Dynatrace	1,379	80,561
Ebix	2,526	85,631
†eGain	796	9,138
†Elastic	576	83,958
†Envestnet	2,030	153,996
†Everbridge	252	34,292
†Fair Isaac	1,054	529,825
†FireEye	7,235	146,292
†Five9	397	72,806
†Fortinet	3,130	745,535
†Guidewire Software	1,956	220,480
†HubSpot	157	91,487
InterDigital	2,062	150,588
Intuit	3,195	1,566,093
†J2 Global	3,482	478,949
†Manhattan Associates	3,829	554,592
Microsoft	125,642	34,036,418
†MicroStrategy Class A	568	377,436
†Mimecast	250	13,262
†New Relic	1,371	91,816
NortonLifeLock	15,946	434,050
†Nuance Communications	4,032	219,502
†Nutanix Class A	2,234	85,383
†OneSpan	2,510	64,105
Oracle	32,113	2,499,676
†Palantir Technologies Class A	923	24,330
†Paycom Software	1,447	525,941
†Paylocity Holding	1,079	205,873
Pegasystems	581	80,869
†Ping Identity Holding	569	13,030
Progress Software	3,296	152,440
†Proofpoint	837	145,437
†PTC	2,198	310,489
†Q2 Holdings	156	16,002
QAD Class A	624	54,300
†Qualys	1,916	192,922
†RingCentral Class A	288	83,687
†SailPoint Technologies Holding	1,608	82,121
†salesforce.com	4,073	994,912
Sapiens International	3,371	88,556
†ServiceNow	339	186,297
†Smartsheet Class A	1,396	100,959
†SolarWinds	4,524	76,410
†Splunk	1,375	198,797

LVIP Dimensional U.S. Core Equity 2 Fund–24

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†SPS Commerce	816	$ 81,478
SS&C Technologies Holdings	7,555	544,413
†Synchronoss Technologies	2,306	8,279
†Synopsys	1,927	531,447
†Teradata	7,049	352,239
†Trade Desk Class A	4,710	364,366
†Tyler Technologies	575	260,113
†Upland Software	1,653	68,054
†Verint Systems	3,097	139,582
†VMware Class A	894	143,013
†Vonage Holdings	7,194	103,666
†Workday Class A	315	75,203
Xperi Holding	7,533	167,534
†Zendesk	500	72,170
†Zoom Video Communications Class A	694	268,599
†Zscaler	476	102,845
		60,081,547
Specialty Retail–2.68%
Aaron's	2,309	73,865
†Abercrombie & Fitch Class A	6,902	320,460
Advance Auto Parts	2,015	413,357
American Eagle Outfitters	13,926	522,643
†America's Car-Mart	473	67,034
†Asbury Automotive Group	1,229	210,614
†At Home Group	3,681	135,608
†AutoNation	7,273	689,553
†AutoZone	459	684,929
†Barnes & Noble Education	4,091	29,496
†Bed Bath & Beyond	11,792	392,556
Best Buy	14,515	1,668,935
Big 5 Sporting Goods	952	24,447
†Boot Barn Holdings	2,377	199,787
Buckle	2,085	103,729
†Build-A-Bear Workshop	1,134	19,630
†Burlington Stores	244	78,566
Caleres	3,166	86,400
Camping World Holdings Class A	689	28,242
†CarMax	5,954	768,959
†Carvana	154	46,480
Cato Class A	2,294	38,700
†Chico's FAS	9,593	63,122
†Citi Trends	1,474	128,238
†Conn's	3,161	80,605
†Container Store Group	7,273	94,840
†Designer Brands Class A	3,126	51,735
Dick's Sporting Goods	4,473	448,150
†Five Below	1,436	277,536
†Floor & Decor Holdings Class A	5,597	591,603
Foot Locker	8,253	508,632
Gap	12,803	430,821
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
†Genesco	1,809	$ 115,197
Group 1 Automotive	1,309	202,149
Guess	7,264	191,770
Haverty Furniture	1,170	50,029
†Hibbett Sports	1,132	101,461
Home Depot	8,422	2,685,692
L Brands	2,245	161,775
Lithia Motors Class A	2,266	778,688
Lowe's	13,932	2,702,390
†Lumber Liquidators Holdings	2,511	52,982
†MarineMax	1,791	87,293
Monro	2,081	132,164
Murphy	2,169	289,280
†National Vision Holdings	3,754	191,942
†ODP	3,561	170,964
†O'Reilly Automotive	1,510	854,977
Penske Automotive Group	5,799	437,767
Rent-A-Center	3,348	177,678
†RH	1,072	727,888
Ross Stores	2,041	253,084
†Sally Beauty Holdings	4,190	92,473
Shoe Carnival	1,009	72,234
†Signet Jewelers	4,587	370,584
†Sleep Number	1,810	199,009
Sonic Automotive Class A	1,581	70,734
†Sportsman's Warehouse Holdings	1,747	31,044
Tilly's Class A	2,120	33,878
TJX	6,332	426,903
Tractor Supply	6,057	1,126,965
†Ulta Beauty	2,108	728,883
†Urban Outfitters	6,503	268,054
Williams-Sonoma	6,036	963,647
Winmark	203	38,992
†Zumiez	1,585	77,649
		24,145,491
Technology Hardware, Storage & Peripherals–4.90%
†3D Systems	6,912	276,273
Apple	286,898	39,293,550
†Avid Technology	1,312	51,365
Hewlett Packard Enterprise	33,041	481,738
HP	16,569	500,218
†Immersion	1,963	17,215
†NCR	9,975	454,960
NetApp	7,200	589,104
†Pure Storage Class A	9,691	189,265
Seagate Technology Holdings	13,032	1,145,904
†Stratasys	3,678	95,113
†Super Micro Computer	2,031	71,450
†Turtle Beach	601	19,184
†Western Digital	8,583	610,852
Xerox Holdings	13,402	314,813
		44,111,004

LVIP Dimensional U.S. Core Equity 2 Fund–25

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Textiles, Apparel & Luxury Goods–1.02%
†Capri Holdings	6,876	$ 393,238
Carter's	3,084	318,176
Columbia Sportswear	4,293	422,260
†Crocs	4,701	547,761
Culp	857	13,969
†Deckers Outdoor	2,000	768,140
†Fossil Group	4,356	62,204
†G-III Apparel Group	5,065	166,436
Hanesbrands	26,411	493,093
Kontoor Brands	1,550	87,436
Levi Strauss & Co. Class A	1,906	52,834
†Lululemon Athletica	1,598	583,222
Movado Group	1,488	46,827
NIKE Class B	15,010	2,318,895
Oxford Industries	1,080	106,747
†PVH	3,791	407,874
Ralph Lauren	1,882	221,718
†Skechers USA Class A	5,696	283,832
Steven Madden	4,035	176,572
Superior Group of Companies	478	11,429
†Tapestry	13,865	602,850
†Under Armour Class A	5,454	115,352
†Under Armour Class C	6,534	121,336
†Unifi	1,589	38,708
†Vera Bradley	4,817	59,683
VF	7,148	586,422
Wolverine World Wide	4,245	142,802
		9,149,816
Thrifts & Mortgage Finance–0.37%
†Bridgewater Bancshares	1,259	20,333
Capitol Federal Financial	10,543	124,197
†Columbia Financial	5,791	99,721
Essent Group	7,232	325,078
Federal Agricultural Mortgage Class C	746	73,779
Flagstar Bancorp	3,532	149,298
FS Bancorp	182	12,971
Hingham Institution For Savings	65	18,883
Home Bancorp	767	29,230
HomeStreet	1,444	58,829
Kearny Financial	6,302	75,309
Luther Burbank	1,860	22,060
Merchants Bancorp	600	23,544
Meridian Bancorp	4,266	87,282
Meta Financial Group	3,630	183,787
MGIC Investment	3,265	44,404
†Mr Cooper Group	5,737	189,665
New York Community Bancorp	26,009	286,619
†NMI Holdings Class A	4,487	100,868
Northfield Bancorp	4,576	75,046
Northwest Bancshares	9,475	129,239
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Thrifts & Mortgage Finance (continued)
†Ocwen Financial	526	$ 16,296
PCSB Financial	1,434	26,056
†Ponce de Leon Federal Bank	817	11,160
Premier Financial	3,387	96,225
Provident Financial Services	5,414	123,926
Radian Group	2,793	62,144
Southern Missouri Bancorp	664	29,853
†Sterling Bancorp	1,968	8,954
Territorial Bancorp	299	7,765
TFS Financial	7,410	150,423
Timberland Bancorp	400	11,248
TrustCo Bank	1,470	50,539
Walker & Dunlop	2,190	228,592
Washington Federal	4,358	138,497
Waterstone Financial	2,626	51,627
Western New England Bancorp	1,120	9,128
WSFS Financial	3,528	164,370
		3,316,945
Tobacco–0.38%
Altria Group	44,795	2,135,826
Philip Morris International	10,456	1,036,294
Turning Point Brands	703	32,176
Universal	1,492	84,999
Vector Group	7,114	100,592
		3,389,887
Trading Companies & Distributors–0.85%
Air Lease	8,537	356,334
Applied Industrial Technologies	2,223	202,426
†Beacon Roofing Supply	4,965	264,386
Boise Cascade	2,267	132,280
CAI International	2,189	122,584
†DXP Enterprises	1,412	47,020
Fastenal	16,174	841,048
GATX	2,433	215,248
Global Industrial	2,361	86,672
†GMS	2,996	144,227
H&E Equipment Services	2,029	67,505
†Herc Holdings	1,751	196,235
†Lawson Products	624	33,390
McGrath RentCorp	1,676	136,711
†MRC Global	5,465	51,371
MSC Industrial Direct Class A	3,057	274,305
†NOW	6,498	61,666
Rush Enterprises Class A	3,109	134,433
Rush Enterprises Class B	820	31,275
†SiteOne Landscape Supply	2,352	398,100
†Textainer Group Holdings	3,468	117,114
†Titan Machinery	1,745	53,990
Triton International	4,168	218,153

LVIP Dimensional U.S. Core Equity 2 Fund–26

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Trading Companies & Distributors (continued)
†United Rentals	4,479	$ 1,428,846
†Univar Solutions	9,999	243,776
†Veritiv	1,896	116,452
Watsco	1,598	458,051
†WESCO International	4,265	438,527
†Willis Lease Finance	616	26,402
WW Grainger	1,618	708,684
		7,607,211
Transportation Infrastructure–0.02%
Macquarie Infrastructure	5,659	216,570
		216,570
Water Utilities–0.14%
American States Water	1,681	133,740
American Water Works	3,453	532,211
Artesian Resources Class A	575	21,143
California Water Service Group	2,184	121,299
Consolidated Water	860	10,088
Essential Utilities	6,714	306,830
Middlesex Water	968	79,115
SJW Group	1,157	73,238
York Water	500	22,650
		1,300,314
Wireless Telecommunication Services–0.24%
Shenandoah Telecommunications	3,690	179,002
Spok Holdings	803	7,725
Telephone & Data Systems	6,032	136,685
†T-Mobile	12,136	1,757,657
†United States Cellular	2,733	99,235
		2,180,304
Total Common Stock (Cost $516,107,326)		897,575,564
PREFERRED STOCK–0.01%
†•WESCO International 10.63% (H15T5Y + 10.33%)	1,790	55,293
Total Preferred Stock (Cost $44,738)		55,293
	Number of Shares	Value (U.S. $)
RIGHTS–0.00%
=†πAchillion Pharmace CVR	22,444	$ 32,544
=†πContra Aduro Biotech	227	218
=†πContra zagg	2,221	200
=†πMedia General CVR	5,975	337
=†πNewsstar Financial CVR	2,435	247
=†πProgenic Pharmaceuticals	8,600	457
Total Rights (Cost $10,524)		34,003
WARRANT–0.00%
†Nabors Industries exp 6/11/26 exercise price USD 166.67	230	2,300
Total Warrant (Cost $0)		2,300

	Principal Amount
CORPORATE BOND–0.00%
φGAMCO Investors 4.00% 6/15/23	1,388	1,388
Total Corporate Bond (Cost $1,388)		1,388

	Number of Shares
MONEY MARKET FUND–0.16%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 0.03%)	1,433,995	1,433,995
Total Money Market Fund (Cost $1,433,995)		1,433,995

TOTAL INVESTMENTS–99.93% (Cost $517,597,971)	899,102,543
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.07%	587,895
NET ASSETS APPLICABLE TO 46,743,926 SHARES OUTSTANDING–100.00%	$899,690,438
NET ASSET VALUE PER SHARE–LVIP DIMENSIONAL U.S. CORE EQUITY 2 FUND STANDARD CLASS ($752,794,860 / 39,096,329 Shares)	$19.255
NET ASSET VALUE PER SHARE–LVIP DIMENSIONAL U.S. CORE EQUITY 2 FUND SERVICE CLASS ($146,895,578 / 7,647,597 Shares)	$19.208
LVIP Dimensional U.S. Core Equity 2 Fund–27

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
COMPONENTS OF NET ASSETS AT JUNE 30, 2021:
Shares of beneficial interest (unlimited authorization–no par)	$487,704,893
Distributable earnings/(accumulated loss)	411,985,545
TOTAL NET ASSETS	$899,690,438

† Non-income producing.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements."
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
φ Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at June 30, 2021.
π Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At June 30, 2021, the aggregate value of restricted securities was $34,003, which represented 0.00% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

Restricted Securities
Investment	Date of Acquisition	Cost	Value
Achillion Pharmace CVR	1/29/2020	$10,324	$32,544
Contra Aduro Biotech	10/2/2020	—	218
Contra zagg	2/22/2021	200	200
Media General CVR	1/18/2017	—	337
Newsstar Financial CVR	12/26/2017	—	247
Progenic Pharmaceuticals	6/22/2020	—	457
Total		$10,524	$34,003

★ Includes $239,087 payable for securities purchased, $562,969 payable for fund shares redeemed, $49,516 other accrued expenses payable and $364,358 due to manager and affiliates as of June 30, 2021.

Summary of Abbreviations:
ADR–American Depositary Receipt
CVR–Contingent Value Rights
H15T5Y–U.S. Treasury Yield Curve Rate T Note Constant Maturity 5 Year
IT–Information Technology
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional U.S. Core Equity 2 Fund–28

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Operations
Six Months Ended June 30, 2021 (unaudited)
INVESTMENT INCOME:
Dividends	$ 6,561,315
Foreign taxes withheld	(2,023)
6,559,292
EXPENSES:
Management fees	3,141,617
Distribution fees-Service Class	171,469
Shareholder servicing fees	126,537
Accounting and administration expenses	79,765
Professional fees	22,650
Pricing fees	14,901
Custodian fees	9,742
Trustees’ fees and expenses	9,318
Reports and statements to shareholders	8,141
Consulting fees	1,358
Other	8,876
3,594,374
Less:
Management fees waived	(1,309,007)
Total operating expenses	2,285,367
NET INVESTMENT INCOME	4,273,925
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	22,704,558
Futures contracts	(10,570)
Net realized gain	22,693,988
Net change in unrealized appreciation (depreciation) of investments	114,356,502
NET REALIZED AND UNREALIZED GAIN	137,050,490
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$141,324,415
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional U.S. Core Equity 2 Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/21 (unaudited)	Year Ended 12/31/20
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 4,273,925	$ 9,032,444
Net realized gain	22,693,988	13,069,255
Net change in unrealized appreciation (depreciation)	114,356,502	99,385,220
Net increase in net assets resulting from operations	141,324,415	121,486,919
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(8,388,756)
Service Class	—	(1,253,596)
	—	(9,642,352)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	11,848,182	72,306,664
Service Class	14,579,612	27,427,764
Reinvestment of dividends and distributions:
Standard Class	—	8,388,756
Service Class	—	1,253,596
	26,427,794	109,376,780
Cost of shares redeemed:
Standard Class	(80,180,714)	(121,445,458)
Service Class	(16,354,756)	(22,338,270)
	(96,535,470)	(143,783,728)
Decrease in net assets derived from capital share transactions	(70,107,676)	(34,406,948)
NET INCREASE IN NET ASSETS	71,216,739	77,437,619
NET ASSETS:
Beginning of period	828,473,699	751,036,080
End of period	$899,690,438	$ 828,473,699
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional U.S. Core Equity 2 Fund–29

LVIP Dimensional U.S. Core Equity 2 Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
		LVIP Dimensional U.S. Core Equity 2 Fund Standard Class
	Six Months Ended 6/30/21[1] (unaudited)	Year Ended
		12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$ 16.368	$ 14.366	$ 11.284	$ 12.636	$ 10.801	$ 9.362
Income (loss) from investment operations:
Net investment income[2]	0.092	0.176	0.176	0.158	0.143	0.135
Net realized and unrealized gain (loss)	2.795	2.022	3.073	(1.368)	1.831	1.435
Total from investment operations	2.887	2.198	3.249	(1.210)	1.974	1.570
Less dividends and distributions from:
Net investment income	—	(0.196)	(0.167)	(0.142)	(0.139)	(0.131)
Total dividends and distributions	—	(0.196)	(0.167)	(0.142)	(0.139)	(0.131)
Net asset value, end of period	$ 19.255	$ 16.368	$ 14.366	$ 11.284	$ 12.636	$ 10.801
Total return[3]	17.63%	15.34%	28.82%	(9.64%)	18.31%	16.75%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$752,795	$701,744	$648,786	$509,361	$461,856	$332,641
Ratio of expenses to average net assets	0.48%	0.49%	0.50%	0.50%	0.50%	0.49%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.78%	0.79%	0.79%	0.79%	0.79%	0.78%
Ratio of net investment income to average net assets	1.02%	1.29%	1.34%	1.23%	1.23%	1.39%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.72%	0.99%	1.05%	0.94%	0.94%	1.10%
Portfolio turnover	2%	12%	9%	6%	6%	28%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional U.S. Core Equity 2 Fund–30

LVIP Dimensional U.S. Core Equity 2 Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
		LVIP Dimensional U.S. Core Equity 2 Fund Service Class
	Six Months Ended 6/30/21[1] (unaudited)	Year Ended
		12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$ 16.349	$ 14.355	$ 11.280	$ 12.634	$ 10.803	$ 9.364
Income (loss) from investment operations:
Net investment income[2]	0.069	0.142	0.143	0.126	0.114	0.114
Net realized and unrealized gain (loss)	2.790	2.013	3.070	(1.365)	1.828	1.430
Total from investment operations	2.859	2.155	3.213	(1.239)	1.942	1.544
Less dividends and distributions from:
Net investment income	—	(0.161)	(0.138)	(0.115)	(0.111)	(0.105)
Total dividends and distributions	—	(0.161)	(0.138)	(0.115)	(0.111)	(0.105)
Net asset value, end of period	$ 19.208	$ 16.349	$ 14.355	$ 11.280	$ 12.634	$ 10.803
Total return[3]	17.49%	15.05%	28.51%	(9.86%)	18.00%	16.47%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$146,896	$126,730	$102,250	$ 56,993	$ 39,207	$ 15,504
Ratio of expenses to average net assets	0.73%	0.74%	0.75%	0.75%	0.75%	0.74%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.03%	1.04%	1.04%	1.04%	1.04%	1.03%
Ratio of net investment income to average net assets	0.77%	1.04%	1.09%	0.98%	0.98%	1.14%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.47%	0.74%	0.80%	0.69%	0.69%	0.85%
Portfolio turnover	2%	12%	9%	6%	6%	28%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional U.S. Core Equity 2 Fund–31

LVIP Dimensional U.S. Core Equity 2 Fund
Notes to Financial Statements
June 30, 2021 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 105 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Dimensional U.S. Core Equity 2 Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek long-term capital appreciation.
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”). Restricted securities are valued at fair value by the Fund's Fair Valuation Committee, using methods approved by the Board, taking into account a review of information, assumptions and sub-adviser recommendations, as applicable.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2021 and for all open tax years (years ended December 31, 2017-December 31, 2020), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2021, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and
LVIP Dimensional U.S. Core Equity 2 Fund–32

LVIP Dimensional U.S. Core Equity 2 Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.72% of the Fund's average daily net assets.   LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.30% of the Fund’s average daily net assets.   The agreement will continue at least through April 30, 2022, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.   The management fee, net of waivers, is calculated daily and paid monthly.
Dimensional Fund Advisors LP (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2021, costs for these administrative and legal services were as follows:
Administrative	$25,926
Legal	4,123
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $3,236 for the six months ended June 30, 2021.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2021, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LIAC	$309,895
Distribution fees payable to LFD	29,829
Printing and mailing fees payable to Lincoln Life	3,236
Shareholder servicing fees payable to Lincoln Life	21,398
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2021, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$21,449,108
Sales	85,082,935
LVIP Dimensional U.S. Core Equity 2 Fund–33

LVIP Dimensional U.S. Core Equity 2 Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
At June 30, 2021, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2021, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$517,760,261
Aggregate unrealized appreciation of investments	$404,567,346
Aggregate unrealized depreciation of investments	(24,396,626)
Net unrealized appreciation of investments	$380,170,720
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2021.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate Bond	$ —	$1,388	$ —	$ 1,388
Common Stock	897,563,783	—	11,781	897,575,564
Preferred Stock	55,293	—	—	55,293
Rights	—	—	34,003	34,003
Warrant	2,300	—	—	2,300
Money Market Fund	1,433,995	—	—	1,433,995
Total Investments	$899,055,371	$1,388	$45,784	$899,102,543
During the six months ended June 30, 2021, there were no material transfers to or from Level 3 investments.
LVIP Dimensional U.S. Core Equity 2 Fund–34

LVIP Dimensional U.S. Core Equity 2 Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/21	12/31/20
Shares sold:
Standard Class	654,423	6,033,433
Service Class	803,644	2,171,386
Shares reinvested:
Standard Class	—	527,425
Service Class	—	78,993
	1,458,067	8,811,237
Shares redeemed:
Standard Class	(4,429,774)	(8,849,923)
Service Class	(907,627)	(1,621,881)
	(5,337,401)	(10,471,804)
Net decrease	(3,879,334)	(1,660,567)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $300,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 16, 2022.
The Fund had no amounts outstanding as of June 30, 2021, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
LVIP Dimensional U.S. Core Equity 2 Fund–35

LVIP Dimensional U.S. Core Equity 2 Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2021 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(10,570)	$—
7. Risk Factors
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2021. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities.   Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.   Restricted securities are valued pursuant to the security valuation procedures noted in Note 1. Restricted securities have been identified on the Statement of Net Assets.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Dimensional U.S. Core Equity 2 Fund–36

LVIP Dimensional U.S. Core Equity 2 Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 8-9, 2021, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2020 through December 31, 2020. During the period covered by the report, there was one liquidity event due to an extended Taiwanese foreign holiday in February 2020 that caused the LVIP SSGA Emerging Markets Equity Index Fund to classify its Taiwanese securities as illiquid for one day, which caused the Fund to exceed the 15% limit on illiquid securities on that day. The LVIP SSGA Emerging Markets Equity Index Fund was under the 15% limitation the following business day, and there was no impact on the Fund ability to timely meet redemptions. There were no additional liquidity events that impacted the Fund or its respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP Dimensional U.S. Core Equity 2 Fund–37

LVIP Franklin Templeton Global Equity Managed Volatility Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2021

LVIP Franklin Templeton Global Equity Managed Volatility Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2021 to June 30, 2021
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021 to June 30, 2021.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/21	Ending Account Value 6/30/21	Annualized Expense Ratio	Expenses Paid During Period 1/1/21 to 6/30/21*
Actual
Standard Class Shares	$1,000.00	$1,121.00	0.70%	$3.68
Service Class Shares	1,000.00	1,119.60	0.95%	4.99
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.30	0.70%	$3.51
Service Class Shares	1,000.00	1,020.10	0.95%	4.76

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Franklin Templeton Global Equity Managed Volatility Fund–1

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Security Type/Country and Sector Allocations and Top 10 Equity Holdings (unaudited)
As of June 30, 2021
Security Type/Country	Percentage of Net Assets
Common Stock	93.20%
Argentina	0.16%
Australia	0.11%
Belgium	0.69%
Canada	1.58%
China	1.11%
France	2.22%
Germany	4.92%
Hong Kong	1.25%
Ireland	3.63%
Israel	0.32%
Japan	5.55%
Netherlands	2.22%
New Zealand	0.01%
Norway	0.42%
Republic of Korea	1.28%
Russia	0.00%
Sweden	0.00%
Switzerland	1.17%
Taiwan	1.02%
Thailand	0.24%
United Kingdom	6.98%
United States	58.30%
Uruguay	0.02%
Preferred Stock	0.11%
Warrant	0.00%
Convertible Bond	0.01%
Corporate Bonds	0.18%
Money Market Fund	6.04%
Short-Term Investment	0.04%
Total Investments	99.58%
Receivables and Other Assets Net of Liabilities	0.42%
Total Net Assets	100.00%
Sector designations may be different than the sector designations presented in other Fund materials.
Sector	Percentage of Net Assets
Aerospace & Defense	2.83%
Air Freight & Logistics	0.62%
Airlines	1.13%
Auto Components	0.66%
Automobiles	1.67%
Banks	3.84%
Beverages	1.50%
Sector	Percentage of Net Assets
Biotechnology	1.08%
Building Products	0.69%
Capital Markets	0.70%
Chemicals	4.14%
Commercial Services & Supplies	0.51%
Communications Equipment	0.34%
Construction & Engineering	0.45%
Construction Materials	0.88%
Consumer Finance	1.41%
Containers & Packaging	0.84%
Diversified Consumer Services	0.19%
Diversified Financial Services	1.42%
Diversified Telecommunication Services	1.35%
Electric Utilities	1.06%
Electrical Equipment	0.59%
Electronic Equipment, Instruments & Components	0.55%
Entertainment	1.40%
Equity Real Estate Investment Trusts	0.10%
Food & Staples Retailing	0.40%
Food Products	0.52%
Health Care Equipment & Supplies	6.22%
Health Care Providers & Services	4.19%
Health Care Technology	0.16%
Hotels, Restaurants & Leisure	2.20%
Household Durables	0.73%
Household Products	0.76%
Industrial Conglomerates	4.04%
Insurance	1.69%
Interactive Media & Services	0.88%
Internet & Direct Marketing Retail	1.63%
IT Services	4.30%
Life Sciences Tools & Services	0.73%
Machinery	2.07%
Media	1.87%
Metals & Mining	1.83%
Multiline Retail	1.61%
Multi-Utilities	1.39%
Oil, Gas & Consumable Fuels	3.92%
Personal Products	0.23%
Pharmaceuticals	3.68%
Professional Services	0.06%
Road & Rail	0.47%
Semiconductors & Semiconductor Equipment	5.16%
Software	4.87%
Specialty Retail	2.03%
Technology Hardware, Storage & Peripherals	1.60%
Textiles, Apparel & Luxury Goods	2.58%
Tobacco	0.36%
Trading Companies & Distributors	0.27%
LVIP Franklin Templeton Global Equity Managed Volatility Fund–2

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Security Type/Country and Sector Allocations and Top 10 Equity Holdings (unaudited) (continued)
Sector	Percentage of Net Assets
Wireless Telecommunication Services	1.10%
Total	93.50%
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
Microsoft	2.83%
Medtronic	1.73%
UnitedHealth Group	1.52%
Roper Technologies	1.39%
Deutsche Telekom	1.28%
Samsung Electronics	1.27%
American Express	1.26%
Berkshire Hathaway Class B	1.23%
JPMorgan Chase & Co.	1.23%
Comcast Class A	1.23%
Total	14.97%

IT–Information Technology

LVIP Franklin Templeton Global Equity Managed Volatility Fund–3

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Statement of Net Assets
June 30, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–93.20%
Argentina–0.16%
†MercadoLibre	1,198	$ 1,866,232
		1,866,232
Australia–0.11%
†Afterpay	2,198	194,790
†Atlassian Class A	3,996	1,026,413
		1,221,203
Belgium–0.69%
Anheuser-Busch InBev	110,683	7,980,849
		7,980,849
Canada–1.58%
Barrick Gold	194,000	4,011,920
Canadian Natural Resources	64,720	2,349,468
Inter Pipeline	81,310	1,321,714
†Lightspeed POS	1,013	84,750
†Nuvei	2,349	193,792
†Shopify Class A	1,996	2,919,077
Wheaton Precious Metals	170,900	7,533,056
		18,413,777
China–1.11%
†Alibaba Group Holding	106,700	3,023,325
China Pacific Insurance Group Class H	336,783	1,060,539
Didi Global ADR	8,600	121,604
Guotai Junan Securities Class H	346,296	492,396
†Meituan Dianping Class B	2,775	114,512
Tencent Holdings	19,953	1,500,786
†Wuxi Biologics Cayman	59,636	1,092,977
Yum China Holdings	84,000	5,565,000
		12,971,139
France–2.22%
†Accor	44,083	1,646,027
†Airbus	10,322	1,327,231
BNP Paribas	34,311	2,150,978
Capgemini	7,979	1,532,698
Cie Generale des Etablissements Michelin	11,664	1,860,214
Eiffage	51,683	5,258,092
Total	114,958	5,200,964
Veolia Environnement	227,470	6,869,834
		25,846,038
Germany–4.92%
Adidas	15,004	5,584,593
†Auto1 Group SE	400	17,573
BASF	25,702	2,024,835
†BioNTech ADR	99	22,164
†Continental	39,893	5,864,642
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Germany (continued)
Covestro	22,611	$ 1,460,127
†Delivery Hero	2,790	368,538
Deutsche Telekom	703,610	14,860,652
E.ON	804,937	9,309,746
†Evotec	2,335	105,849
Fresenius Medical Care & Co.	132,522	11,005,944
HeidelbergCement	13,478	1,156,105
Infineon Technologies	133,452	5,351,701
†Zalando	1,956	236,456
		57,368,925
Hong Kong–1.25%
AIA Group	690,000	8,575,789
CK Hutchison Holdings	773,500	6,027,169
		14,602,958
Ireland–3.63%
Accenture Class A	44,400	13,088,676
CRH	181,406	9,141,843
Medtronic	161,971	20,105,460
		42,335,979
Israel–0.32%
†Check Point Software Technologies	19,383	2,250,948
†Fiverr International	4,002	970,445
†Wix.com	1,845	535,566
		3,756,959
Japan–5.55%
Hitachi	200,500	11,480,089
Honda Motor	281,500	8,995,229
Isuzu Motors	448,400	5,921,084
Keyence	696	351,273
Komatsu	181,000	4,497,507
Kyocera	91,400	5,650,436
Mitsubishi Electric	333,000	4,833,363
Nintendo	591	343,764
†Renesas Electronics	193,993	2,097,175
Sony	87,000	8,469,373
Sumitomo Metal Mining	153,400	5,971,961
Sumitomo Mitsui Financial Group	175,600	6,053,810
		64,665,064
Netherlands–2.22%
†Adyen	798	1,949,704
†Argenx	1,203	363,889
ASML Holding	2,145	1,481,852
Heineken	13,676	1,657,308
ING Groep	224,286	2,962,651
†Just Eat Takeaway.com	51,977	4,799,263
NN Group	56,619	2,670,670
LVIP Franklin Templeton Global Equity Managed Volatility Fund–4

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Netherlands (continued)
NXP Semiconductors	48,300	$ 9,936,276
		25,821,613
New Zealand–0.01%
†Xero	847	87,087
		87,087
Norway–0.42%
†Adevinta	4,529	86,791
Yara International	90,964	4,787,941
		4,874,732
Republic of Korea–1.28%
Samsung Electronics	206,954	14,830,341
†SK IE Technology	400	65,000
		14,895,341
Russia–0.00%
†Ozon Holdings ADR	452	26,496
		26,496
Sweden–0.00%
†Oatly Group ADR	300	7,338
†Olink Holding ADR	400	13,768
		21,106
Switzerland–1.17%
Cie Financiere Richemont Class A	14,300	1,730,219
Credit Suisse Group	155,587	1,629,775
Lonza Group	992	703,111
Novartis ADR	27,657	2,523,425
Roche Holding	18,597	7,005,657
		13,592,187
Taiwan–1.02%
Catcher Technology	144,976	946,995
Taiwan Semiconductor Manufacturing ADR	91,121	10,949,099
		11,896,094
Thailand–0.24%
†Sea ADR	9,998	2,745,451
		2,745,451
United Kingdom–6.98%
†Alphawave IP Group	10,800	53,783
AstraZeneca	62,650	7,525,013
BAE Systems	1,590,807	11,486,940
BP	709,520	3,091,659
BP ADR	304,819	8,053,318
British American Tobacco	68,248	2,643,409
†Burberry Group	316,955	9,058,250
GlaxoSmithKline	493,152	9,682,822
†Informa	458,719	3,182,882
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
United Kingdom (continued)
†International Consolidated Airlines Group	1,308,338	$ 3,153,075
†Linde	37,450	10,826,795
nVent Electric	64,000	1,999,360
Pentair	56,050	3,782,814
Standard Chartered	620,405	3,956,331
†THG Holdings	8,258	69,682
†Trustpilot Group	8,353	39,448
Unilever	46,556	2,724,481
		81,330,062
United States–58.30%
†10X Genomics Class A	2,532	495,816
Abbott Laboratories	64,337	7,458,588
AbbVie	99,970	11,260,621
†Accolade	208	11,296
Activision Blizzard	3,383	322,874
†ACV Auctions Class A	200	5,126
†Adobe	2,399	1,404,950
Air Products & Chemicals	32,625	9,385,560
†Airbnb Class A	414	63,400
Albemarle	81,370	13,707,590
†Alleghany	2,280	1,520,920
†Alphabet Class A	1,041	2,541,903
†Alphabet Class C	267	669,187
Altria Group	31,927	1,522,279
†Amazon.com	1,999	6,876,880
American Electric Power	55,800	4,720,122
American Express	88,900	14,688,947
Amphenol Class A	4,840	331,104
Analog Devices	69,421	11,951,519
†ANSYS	1,648	571,955
Anthem	6,333	2,417,939
Apple	6,431	880,790
†Applied Molecular Transport	2,417	110,554
†Aspen Technology	771	106,043
†Autodesk	2,410	703,479
†Avalara	4,029	651,892
†Axon Enterprise	2,003	354,130
Becton Dickinson & Co.	31,110	7,565,641
Bentley Systems Class B	1,314	85,121
†Berkshire Hathaway Class B	51,700	14,368,464
†Bill.Com Holdings	866	158,634
†Bio-Rad Laboratories Class A	504	324,722
Bio-Techne	569	256,198
†Booking Holdings	3,001	6,566,458
†Cadence Design Systems	4,809	657,967
Capital One Financial	11,269	1,743,202
Carlisle	14,530	2,780,751
†Carvana	2,380	718,332
†Catalent	6,022	651,099

LVIP Franklin Templeton Global Equity Managed Volatility Fund–5

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
United States (continued)
†Cerence	6,244	$ 666,297
†Charter Communications Class A	5,303	3,825,849
†Chegg	4,712	391,614
Chevron	25,900	2,712,766
†Chewy Class A	7,975	635,687
†Ciena	68,500	3,896,965
Cintas	15,600	5,959,200
Citigroup	25,335	1,792,451
Cognizant Technology Solutions Class A	32,598	2,257,737
Colgate-Palmolive	46,600	3,790,910
Comcast Class A	251,010	14,312,590
†CoStar Group	8,010	663,388
†Coupa Software	1,041	272,857
†Crowdstrike Holdings Class A	3,096	778,056
Crown Castle International	2,009	391,956
Crown Holdings	95,900	9,801,939
†CryoPort	914	57,673
CVS Health	55,124	4,599,547
Danaher	6,004	1,611,233
†Datadog Class A	3,727	387,906
†DexCom	425	181,475
†DocuSign	6,015	1,681,614
†Dollar Tree	88,100	8,765,950
Donaldson	34,907	2,217,642
†Doordash Class A	132	23,540
†DoubleVerify Holdings	1,200	50,808
Dover	35,300	5,316,180
†Doximity Class A	500	29,100
†DXC Technology	148,400	5,778,696
Ecolab	23,500	4,840,295
†Edwards Lifesciences	4,942	511,843
†Elanco Animal Health	20,269	703,132
Eli Lilly & Co.	10,921	2,506,588
†Enphase Energy	213	39,113
Entegris	3,171	389,938
EOG Resources	27,900	2,327,976
†EPAM Systems	1,394	712,278
Equinix	291	233,557
Erie Indemnity Class A	12,200	2,358,870
Everest Re Group	6,220	1,567,502
Exxon Mobil	26,200	1,652,696
†Facebook Class A	8,402	2,921,459
†Five9	792	145,245
†Fortinet	182	43,351
Freeport-McMoRan	101,000	3,748,110
†Frontier Communications Parent	31,465	830,676
General Dynamics	61,700	11,615,642
General Electric	140,296	1,888,384
†General Motors	27,314	1,616,169
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
United States (continued)
†Guardant Health	2,679	$ 332,705
H&R Block	76,627	1,799,202
Hartford Financial Services Group	31,635	1,960,421
HCA Healthcare	60,800	12,569,792
Honeywell International	39,550	8,675,293
†HubSpot	2,793	1,627,537
†Hyatt Hotels Class A	38,000	2,950,320
†ICON	13,200	2,728,572
†IDEXX Laboratories	2,581	1,630,031
†Illumina	1,402	663,440
†Inari Medical	3,329	310,529
†Inspire Medical Systems	2,981	576,108
Intel	3,009	168,925
†Intellia Therapeutics	1,100	178,101
Intuit	3,603	1,766,083
†Intuitive Surgical	910	836,872
Johnson & Johnson	36,400	5,996,536
Johnson Controls International	116,948	8,026,141
JPMorgan Chase & Co.	92,100	14,325,234
Kansas City Southern	1,300	368,381
Keurig Dr Pepper	78,500	2,766,340
†Keysight Technologies	785	121,212
Kinder Morgan	100,607	1,834,066
KLA	1,247	404,290
Kraft Heinz	43,460	1,772,299
Lam Research	1,952	1,270,166
†Liberty Broadband Class A	3,025	508,714
†LifeStance Health Group	4,600	128,156
Lowe's	36,700	7,118,699
Marathon Petroleum	235,300	14,216,826
†Maravai LifeSciences Holdings Class A	2,948	123,020
†Marqeta Class A	3,800	106,666
Mastercard Class A	3,988	1,455,979
†Match Group	3,980	641,775
McCormick & Co.	48,100	4,248,192
McDonald's	24,400	5,636,156
Merck & Co.	42,006	3,266,807
Microsoft	121,603	32,942,253
†Moderna	783	183,989
†Monday.com	500	111,795
†MongoDB	1,041	376,342
Monolithic Power Systems	1,999	746,527
Moody's	988	358,022
MSCI	1,997	1,064,561
Nasdaq	22,050	3,876,390
†Natera	4,002	454,347
†Netflix	593	313,229
NextEra Energy	8,206	601,336
NIKE Class B	53,900	8,327,011
Norfolk Southern	17,200	4,565,052
NVIDIA	3,998	3,198,800

LVIP Franklin Templeton Global Equity Managed Volatility Fund–6

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
United States (continued)
†Okta	1,443	$ 353,073
Oracle	28,510	2,219,218
†Organon	3,960	119,830
†Palo Alto Networks	27	10,018
†Paymentus Holdings Class A	1,700	60,350
†PayPal Holdings	9,976	2,907,805
PepsiCo	34,400	5,097,048
Pfizer	63,725	2,495,471
Pinnacle West Capital	42,900	3,516,513
†Pinterest Class A	9,935	784,368
†Procore Technologies	400	37,980
Procter & Gamble	37,700	5,086,861
†Q2 Holdings	1,584	162,487
Raytheon Technologies	95,164	8,118,441
†Repligen	3,228	644,373
†RingCentral Class A	989	287,384
†ROBLOX Class A	6,979	627,970
Roper Technologies	34,555	16,247,761
Ross Stores	50,100	6,212,400
†salesforce.com	4,007	978,790
SBA Communications	1,594	508,008
Sentinelon Class A	1,800	76,500
†ServiceNow	3,989	2,192,155
Sherwin-Williams	4,250	1,157,913
†Skechers USA Class A	106,800	5,321,844
†Snap Class A	9,924	676,221
†Snowflake Class A	896	216,653
Southern	57,300	3,467,223
†Southwest Airlines	151,400	8,037,826
†Sprinklr Class A	4,500	92,655
†Square Class A	6,414	1,563,733
STERIS	1,996	411,775
Stryker	48,804	12,675,863
†SVB Financial Group	404	224,798
†Synopsys	3,990	1,100,402
Target	40,615	9,818,270
Teradyne	2,349	314,672
†Tesla	2,496	1,696,531
Texas Instruments	61,152	11,759,530
Thermo Fisher Scientific	2,707	1,365,600
TJX	142,900	9,634,318
†T-Mobile	88,300	12,788,489
Tradeweb Markets Class A	9,202	778,121
†TransDigm Group	138	89,326
†TuSimple Holdings Class A	800	56,992
†Twilio Class A	3,935	1,551,020
†Tyler Technologies	948	428,847
†Uber Technologies	6,497	325,630
†UiPath Class A	1,200	81,516
United Parcel Service Class B	34,725	7,221,758
UnitedHealth Group	44,295	17,737,490
†Upstart Holdings	114	14,239
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
United States (continued)
†Veeva Systems Class A	4,007	$ 1,245,977
Visa Class A	51,742	12,098,314
Voya Financial	34,677	2,132,636
Walmart	32,900	4,639,558
†Walt Disney	67,925	11,939,177
Wells Fargo & Co.	290,467	13,155,250
West Pharmaceutical Services	27,800	9,982,980
†Western Digital	28,408	2,021,797
Westinghouse Air Brake Technologies	101,300	8,336,990
Williams	107,530	2,854,922
†Workday Class A	2,227	531,674
WW Grainger	7,300	3,197,400
Wyndham Hotels & Resorts	44,100	3,187,989
†Zendesk	2,216	319,857
Zimmer Biomet Holdings	56,700	9,118,494
Zoetis	2,008	374,211
†ZoomInfo Technologies Class A	7,960	415,273
		679,252,301
Uruguay–0.02%
†Globant	1,015	222,468
		222,468
Total Common Stock (Cost $673,298,444)		1,085,794,061
PREFERRED STOCK–0.11%
Germany–0.11%
Volkswagen 2.67%	5,068	1,269,181
Total Preferred Stock (Cost $556,436)		1,269,181
WARRANT–0.00%
Switzerland–0.00%
†Cie Financiere Richemont exp 11/23/22 exercise price CHF 67.0000	25,694	17,217
Total Warrant (Cost $0)		17,217

	Principal Amount
CONVERTIBLE BOND–0.01%
Switzerland–0.01%
Credit Suisse Group Guernsey VII 3.00%, excercise price $3.0000 11/12/21	65,000	78,688
Total Convertible Bond (Cost $71,574)		78,688

LVIP Franklin Templeton Global Equity Managed Volatility Fund–7

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Statement of Net Assets (continued)
	Principal Amount	Value (U.S. $)
CORPORATE BONDS–0.18%
United States–0.18%
American Airlines
5.50% 4/20/26	524,000	$ 554,785
5.75% 4/20/29	42,000	45,413
11.75% 7/15/25	704,000	883,520
Macy's 8.38% 6/15/25	150,000	165,180
Mileage Plus Holdings 6.50% 6/20/27	461,000	507,561
Total Corporate Bonds (Cost $1,869,962)		2,156,459

	Number of Shares
MONEY MARKET FUND–6.04%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 0.03%)	70,313,368	70,313,368
Total Money Market Fund (Cost $70,313,368)		70,313,368

	Principal Amount	Value (U.S. $)
SHORT-TERM INVESTMENT–0.04%
U.S. TREASURY OBLIGATIONS–0.04%
≠U.S. Treasury Bills 0.00% 11/4/21	500,000	$ 499,907
		499,907
Total Short-Term Investment (Cost $499,946)		499,907

TOTAL INVESTMENTS–99.58% (Cost $746,609,730)	1,160,128,881
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.42%	4,895,748
NET ASSETS APPLICABLE TO 26,313,191 SHARES OUTSTANDING–100.00%	$1,165,024,629
NET ASSET VALUE PER SHARE–LVIP FRANKLIN TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY FUND STANDARD CLASS ($96,362,974 / 2,173,732 Shares)	$44.331
NET ASSET VALUE PER SHARE–LVIP FRANKLIN TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY FUND SERVICE CLASS ($1,068,661,655 / 24,139,459 Shares)	$44.270
COMPONENTS OF NET ASSETS AT JUNE 30, 2021:
Shares of beneficial interest (unlimited authorization–no par)	$ 756,557,056
Distributable earnings/(accumulated loss)	408,467,573
TOTAL NET ASSETS	$1,165,024,629

† Non-income producing.
≠ The rate shown is the effective yield at the time of purchase.
★ Includes $3,622,159 cash collateral held at broker for futures contracts, $634,923 payable for securities purchased, $801,840 payable for fund shares redeemed, $110,694 other accrued expenses payable, $858,976 due to manager and affiliates and $123,283 variation margin due to broker on futures contracts as of June 30, 2021.
LVIP Franklin Templeton Global Equity Managed Volatility Fund–8

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Statement of Net Assets (continued)
The following foreign currency exchange contracts and futures contracts were outstanding at June 30, 2021:
Foreign Currency Exchange Contracts1
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
HSBC	CAD	(1,304,208)	USD	1,075,751	7/19/21	$ 23,643	$ —
HSBC	CHF	(1,536,697)	USD	1,693,241	7/19/21	31,528	—
HSBC	EUR	(9,805,421)	USD	11,925,880	8/23/21	286,236	—
HSBC	GBP	(2,626,373)	USD	3,702,043	7/23/21	68,720	—
HSBC	GBP	130,526	USD	(184,856)	7/23/21	—	(4,286)
HSBC	GBP	12,329	USD	(17,022)	7/23/21	33	—
HSBC	KRW	(731,641,415)	USD	649,194	11/19/21	2,131	—
HSBC	KRW	(818,886,985)	USD	736,853	12/17/21	12,760	—
HSBC	TWD	(23,432,500)	USD	843,806	8/27/21	603	—
HSBC	TWD	(2,138,318)	USD	76,904	8/27/21	—	(42)
UBS	CAD	(184,850)	USD	153,059	7/19/21	3,939	—
UBS	EUR	(971,399)	USD	1,175,274	8/23/21	22,164	—
UBS	GBP	(15,500)	USD	21,919	7/23/21	477	—
UBS	GBP	344,089	USD	(485,566)	7/23/21	—	(9,552)
Total Foreign Currency Exchange Contracts						$452,234	$(13,880)
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
52	British Pound	$ 4,486,625	$ 4,597,112	9/13/21	$ —	$(110,487)
50	Euro	7,415,625	7,623,982	9/13/21	—	(208,357)
48	Japanese Yen	5,404,200	5,484,240	9/13/21	—	(80,040)
					—	(398,884)
Equity Contracts:
18	E-mini MSCI Emerging Markets Index	1,228,320	1,232,367	9/17/21	—	(4,047)
152	E-mini S&P 500 Index	32,593,360	31,989,123	9/17/21	604,237	—
11	E-mini S&P MidCap 400 Index	2,961,640	2,998,126	9/17/21	—	(36,486)
153	Euro STOXX 50 Index	7,357,479	7,454,524	9/17/21	—	(97,045)
46	FTSE 100 Index	4,441,817	4,490,876	9/17/21	—	(49,059)
21	Nikkei 225 Index (OSE)	5,440,209	5,499,836	9/9/21	—	(59,627)
					604,237	(246,264)
Total Futures Contracts					$604,237	$(645,148)
The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2021.

Summary of Abbreviations:
ADR–American Depositary Receipt
CAD–Canadian Dollar
CHF–Swiss Franc
EUR–Euro
FTSE–Financial Times Stock Exchange
GBP–British Pound Sterling
HSBC–Hong Kong and Shanghai Banking Corporation
KRW–South Korean Won
MSCI–Morgan Stanley Capital International
LVIP Franklin Templeton Global Equity Managed Volatility Fund–9

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Statement of Net Assets (continued)
Summary of Abbreviations: (continued)
OSE–Osaka Securities Exchange
S&P–Standard & Poor’s
TWD–Taiwan New Dollar
USD–United States Dollar
See accompanying notes, which are an integral part of the financial statements.
LVIP Franklin Templeton Global Equity Managed Volatility Fund–10

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Statement of Operations
Six Months Ended June 30, 2021 (unaudited)
INVESTMENT INCOME:
Dividends	$ 11,270,839
Interest	1,048
Foreign taxes withheld	(795,578)
10,476,309
EXPENSES:
Management fees	3,641,432
Distribution fees-Service Class	1,307,392
Shareholder servicing fees	165,217
Accounting and administration expenses	134,892
Custodian fees	53,088
Professional fees	26,593
Pricing fees	15,927
Trustees’ fees and expenses	12,394
Reports and statements to shareholders	10,649
Consulting fees	1,768
Other	8,973
5,378,325
Less:
Management fees waived	(56,971)
Total operating expenses	5,321,354
NET INVESTMENT INCOME	5,154,955
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	54,071,191
Foreign currencies	(25,947)
Foreign currency exchange contracts	(152,269)
Futures contracts	7,633,677
Net realized gain	61,526,652
Net change in unrealized appreciation (depreciation) of:
Investments	63,365,044
Foreign currencies	(12,239)
Foreign currency exchange contracts	690,322
Futures contracts	(1,277,628)
Net change in unrealized appreciation (depreciation)	62,765,499
NET REALIZED AND UNREALIZED GAIN	124,292,151
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$129,447,106
See accompanying notes, which are an integral part of the financial statements.
LVIP Franklin Templeton Global Equity Managed Volatility Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/21 (unaudited)	Year Ended 12/31/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 5,154,955	$ 10,334,045
Net realized gain (loss)	61,526,652	(19,133,324)
Net change in unrealized appreciation (depreciation)	62,765,499	132,748,392
Net increase in net assets resulting from operations	129,447,106	123,949,113
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(876,989)
Service Class	—	(7,621,022)
	—	(8,498,011)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	1,772,445	5,255,139
Service Class	15,301,610	51,498,877
Reinvestment of dividends and distributions:
Standard Class	—	876,989
Service Class	—	7,621,022
	17,074,055	65,252,027
Cost of shares redeemed:
Standard Class	(6,654,682)	(9,535,371)
Service Class	(89,844,591)	(128,996,779)
	(96,499,273)	(138,532,150)
Decrease in net assets derived from capital share transactions	(79,425,218)	(73,280,123)
NET INCREASE IN NET ASSETS	50,021,888	42,170,979
NET ASSETS:
Beginning of period	1,115,002,741	1,072,831,762
End of period	$1,165,024,629	$1,115,002,741
See accompanying notes, which are an integral part of the financial statements.
LVIP Franklin Templeton Global Equity Managed Volatility Fund–11

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
		LVIP Franklin Templeton Global Equity Managed Volatility Fund Standard Class
	Six Months Ended 6/30/21[1] (unaudited)	Year Ended
		12/31/20 [2]	12/31/19	12/31/18	12/31/17	12/31/16 [3,4]
Net asset value, beginning of period	$ 39.545	$ 35.448	$ 32.180	$ 35.974	$ 30.020	$ 29.762
Income (loss) from investment operations:
Net investment income[5]	0.238	0.431	0.598	0.491	0.455	0.433
Net realized and unrealized gain (loss)	4.548	4.052	3.511	(3.779)	5.968	0.289
Total from investment operations	4.786	4.483	4.109	(3.288)	6.423	0.722
Less dividends and distributions from:
Net investment income	—	(0.386)	(0.636)	(0.506)	(0.469)	(0.464)
Net realized gain	—	—	(0.199)	—	—	—
Return of capital	—	—	(0.006)	—	—	—
Total dividends and distributions	—	(0.386)	(0.841)	(0.506)	(0.469)	(0.464)
Net asset value, end of period	$ 44.331	$ 39.545	$ 35.448	$ 32.180	$ 35.974	$ 30.020
Total return[6]	12.10%	12.66%	12.80%	(9.14%)	21.41%	2.42%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 96,363	$ 90,558	$ 84,909	$ 78,653	$ 92,307	$82,911
Ratio of expenses to average net assets	0.70%	0.73%	0.74%	0.73%	0.72%	0.73%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.71%	0.74%	0.74%	0.73%	0.72%	0.73%
Ratio of net investment income to average net assets	1.14%	1.25%	1.76%	1.37%	1.36%	1.49%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.13%	1.24%	1.76%	1.37%	—	—
Portfolio turnover	13%	45%	29%	30%	17%	58%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.
[3]	Effective February 8, 2016, Franklin Advisers, Inc., Franklin Advisory Services, LLC, and Franklin Mutual Advisers, LLC are responsible for the day-to-day management of a portion of the Fund’s investment portfolio.
[4]	Effective May 1, 2016, SSGA Funds Management, Inc. was responsible for the day-to-day management of the Fund’s volatility management overlay, replacing Lincoln Investment Advisors Corporation.
[5]	The average shares outstanding method has been applied for per share information.
[6]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Franklin Templeton Global Equity Managed Volatility Fund–12

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
		LVIP Franklin Templeton Global Equity Managed Volatility Fund Service Class
	Six Months Ended 6/30/21[1] (unaudited)	Year Ended
		12/31/20 [2]	12/31/19	12/31/18	12/31/17	12/31/16 [3,4]
Net asset value, beginning of period	$ 39.540	$ 35.451	$ 32.187	$ 35.975	$ 30.027	$ 29.773
Income (loss) from investment operations:
Net investment income[5]	0.185	0.344	0.512	0.401	0.372	0.360
Net realized and unrealized gain (loss)	4.545	4.041	3.507	(3.770)	5.961	0.285
Total from investment operations	4.730	4.385	4.019	(3.369)	6.333	0.645
Less dividends and distributions from:
Net investment income	—	(0.296)	(0.551)	(0.419)	(0.385)	(0.391)
Net realized gain	—	—	(0.199)	—	—	—
Return of capital	—	—	(0.005)	—	—	—
Total dividends and distributions	—	(0.296)	(0.755)	(0.419)	(0.385)	(0.391)
Net asset value, end of period	$ 44.270	$ 39.540	$ 35.451	$ 32.187	$ 35.975	$ 30.027
Total return[6]	11.96%	12.38%	12.51%	(9.37%)	21.10%	2.16%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,068,662	$1,024,444	$987,922	$882,097	$914,177	$788,470
Ratio of expenses to average net assets	0.95%	0.98%	0.99%	0.98%	0.97%	0.98%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.96%	0.99%	0.99%	0.98%	—	—
Ratio of net investment income to average net assets	0.89%	1.00%	1.51%	1.12%	1.11%	1.24%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.88%	0.99%	1.51%	1.12%	—	—
Portfolio turnover	13%	45%	29%	30%	17%	58%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.
[3]	Effective February 8, 2016, Franklin Advisers, Inc., Franklin Advisory Services, LLC, and Franklin Mutual Advisers, LLC are responsible for the day-to-day management of a portion of the Fund’s investment portfolio.
[4]	Effective May 1, 2016, SSGA Funds Management, Inc. was responsible for the day-to-day management of the Fund’s volatility management overlay, replacing Lincoln Investment Advisors Corporation.
[5]	The average shares outstanding method has been applied for per share information.
[6]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Franklin Templeton Global Equity Managed Volatility Fund–13

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Notes to Financial Statements
June 30, 2021 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 105 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Franklin Templeton Global Equity Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to provide long-term capital growth, which it seeks to achieve through a flexible policy of investing primarily in stocks of companies organized in the United States or in any foreign nation. A portion of the Fund may also be invested in debt obligations of companies and governments of any nation.
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2021 and for all open tax years (years ended December 31, 2017-December 31, 2020), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2021, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
LVIP Franklin Templeton Global Equity Managed Volatility Fund–14

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. Commission rebates are included in “Net realized gain (loss) from investments” on the Statement of Operations and totaled $185 for the six months ended June 30, 2021. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-advisers, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.75% of the first $200 million of the Fund’s average daily net assets; 0.65% of the next $300 million; and 0.60% of the Fund’s average daily net assets in excess of $500 million.   LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.01% of the Fund's average daily net assets.   The management fee, net of waivers, is calculated daily and paid monthly.
Templeton Investment Counsel, LLC, Franklin Advisers, Inc., Franklin Advisory Services, LLC, and Franklin Mutual Advisers, LLC (the “Sub-Advisers”) are each responsible for the day-to-day management of a portion of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Advisers a fee based on their respective managed portion of the Fund’s average daily net assets.
Schroder Investment Management North America Inc. (“Sub-Adviser”) and Schroder Investment Management North America Limited (“Sub-Sub-Adviser”) are responsible for managing the Fund's volatility management overlay. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets. The Sub-Adviser pays the Sub-Sub-Adviser directly for services performed.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2021, costs for these administrative and legal services were as follows:
Administrative	$34,031
Legal	5,412
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
LVIP Franklin Templeton Global Equity Managed Volatility Fund–15

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $4,180 for the six months ended June 30, 2021.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2021, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LIAC	$605,725
Distribution fees payable to LFD	221,116
Printing and mailing fees payable to Lincoln Life	4,180
Shareholder servicing fees payable to Lincoln Life	27,955
The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price.
For the six months ended June 30, 2021, the Fund did not engage in any 17a-7 securities purchases or sales.
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2021, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$142,361,284
Sales	203,015,346
At June 30, 2021, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2021, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes for the Fund were as follows:
Cost of investments and derivatives	$746,689,564
Aggregate unrealized appreciation of investments and derivatives	$423,073,646
Aggregate unrealized depreciation of investments and derivatives	(9,236,886)
Net unrealized appreciation of investments and derivatives	$413,836,760
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2021.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.
LVIP Franklin Templeton Global Equity Managed Volatility Fund–16

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP Franklin Templeton Global Equity Managed Volatility Fund–17

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Argentina	$ 1,866,232	$ —	$—	$ 1,866,232
Australia	1,221,203	—	—	1,221,203
Belgium	7,980,849	—	—	7,980,849
Canada	18,413,777	—	—	18,413,777
China	12,971,139	—	—	12,971,139
France	25,846,038	—	—	25,846,038
Germany	57,368,925	—	—	57,368,925
Hong Kong	14,602,958	—	—	14,602,958
Ireland	42,335,979	—	—	42,335,979
Israel	3,756,959	—	—	3,756,959
Japan	64,665,064	—	—	64,665,064
Netherlands	25,821,613	—	—	25,821,613
New Zealand	87,087	—	—	87,087
Norway	4,874,732	—	—	4,874,732
Republic of Korea	14,895,341	—	—	14,895,341
Russia	26,496	—	—	26,496
Sweden	21,106	—	—	21,106
Switzerland	13,592,187	—	—	13,592,187
Taiwan	11,896,094	—	—	11,896,094
Thailand	2,745,451	—	—	2,745,451
United Kingdom	81,330,062	—	—	81,330,062
United States	679,252,301	—	—	679,252,301
Uruguay	222,468	—	—	222,468
Preferred Stock	1,269,181	—	—	1,269,181
Warrant	17,217	—	—	17,217
Convertible Bond	—	78,688	—	78,688
Corporate Bonds	—	2,156,459	—	2,156,459
Money Market Fund	70,313,368	—	—	70,313,368
Short-Term Investment	—	499,907	—	499,907
Total Investments	$1,157,393,827	$2,735,054	$—	$1,160,128,881
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$ —	$452,234	$—	$ 452,234
Futures Contract	$ 604,237	$ —	$—	$ 604,237
Liabilities:
Foreign Currency Exchange Contracts	$ —	$ (13,880)	$—	$ (13,880)
Futures Contracts	$(645,148)	$ —	$—	$(645,148)
There were no Level 3 investments at the beginning or end of the period.
LVIP Franklin Templeton Global Equity Managed Volatility Fund–18

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/21	12/31/20
Shares sold:
Standard Class	42,174	154,919
Service Class	362,266	1,527,773
Shares reinvested:
Standard Class	—	22,337
Service Class	—	194,132
	404,440	1,899,161
Shares redeemed:
Standard Class	(158,461)	(282,558)
Service Class	(2,131,904)	(3,679,878)
	(2,290,365)	(3,962,436)
Net decrease	(1,885,925)	(2,063,275)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $300,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 16, 2022.
The Fund had no amounts outstanding as of June 30, 2021, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Foreign Currency Exchange Contracts–The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of foreign currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
During the six months ended June 30, 2021, the Fund entered into foreign currency exchange contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the
LVIP Franklin Templeton Global Equity Managed Volatility Fund–19

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2021, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; to hedge currency risks associated with the Fund's investments and as a cash management tool.
Fair values of derivative instruments as of June 30, 2021 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Foreign currency exchange contracts (Currency contracts)	Receivables and other assets net of liabilities	$ 452,234	Receivables and other assets net of liabilities	$ (13,880)
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	604,237	Receivables and other assets net of liabilities	(246,264)
Futures contracts (Currency contracts)	Receivables and other assets net of liabilities	—	Receivables and other assets net of liabilities	(398,884)
Total		$1,056,471		$(659,028)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2021 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$ (152,269)	$ 690,322
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	7,299,184	(697,297)
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	334,493	(580,331)
Total		$7,481,408	$(587,306)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2021.
	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average cost)	$1,262,716	$20,826,618
Futures contracts (average notional value)	70,081,358	—
In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain
LVIP Franklin Templeton Global Equity Managed Volatility Fund–20

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.
At June 30, 2021, the Fund had the following assets and liabilities subject to offsetting provisions:
Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities
Counterparty	Gross Value of Derivative Assets	Gross Value of Derivative Liability	Net Position
Hong Kong Shanghai Bank	$23,351	$(4,327)	$19,024
UBS AG	2,052	(3,522)	(1,470)
Total	$25,403	$(7,849)	$17,554

Counterparty	Net Position	Fair Value of Non Cash Collateral Received	Cash Collateral Received	Fair Value of Non Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure[1]
Hong Kong Shanghai Bank	19,024	—	—	—	—	19,024
UBS AG	(1,470)	—	—	—	—	(1,470)
Total	17,554	—	—	—	—	17,554

1	Net exposure represents the receivable (payable) that would be due from (to) the counterparty in an event of default.
7. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities.   Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was
LVIP Franklin Templeton Global Equity Managed Volatility Fund–21

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 7. Risk Factors (continued)
first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Franklin Templeton Global Equity Managed Volatility Fund–22

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 8-9, 2021, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2020 through December 31, 2020. During the period covered by the report, there was one liquidity event due to an extended Taiwanese foreign holiday in February 2020 that caused the LVIP SSGA Emerging Markets Equity Index Fund to classify its Taiwanese securities as illiquid for one day, which caused the Fund to exceed the 15% limit on illiquid securities on that day. The LVIP SSGA Emerging Markets Equity Index Fund was under the 15% limitation the following business day, and there was no impact on the Fund ability to timely meet redemptions. There were no additional liquidity events that impacted the Fund or its respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP Franklin Templeton Global Equity Managed Volatility Fund–23

LVIP Franklin Templeton Multi-Asset Opportunities Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2021

LVIP Franklin Templeton Multi-Asset Opportunities Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Franklin Templeton Multi-Asset Opportunities Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2021 to June 30, 2021
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021 to June 30, 2021.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers and reimbursements in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/21	Ending Account Value 6/30/21	Annualized Expense Ratio	Expenses Paid During Period 1/1/21 to 6/30/21*
Actual
Standard Class Shares	$1,000.00	$1,064.80	0.42%	$2.15
Service Class Shares	1,000.00	1,063.50	0.67%	3.43
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.70	0.42%	$2.11
Service Class Shares	1,000.00	1,021.50	0.67%	3.36

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
The Fund operates under a fund of funds structure. The Fund invests substantially all of its assets in other investment companies, including exchange-traded funds (collectively, the “Underlying Funds”). In addition to the Fund's expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in each table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

LVIP Franklin Templeton Multi-Asset Opportunities Fund–1

LVIP Franklin Templeton Multi-Asset Opportunities Fund
Security Type/Sector Allocation (unaudited)
As of June 30, 2021
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Investment Companies	100.10%
Equity Funds	41.37%
Fixed Income Funds	38.93%
Global Equity Fund	15.30%
International Equity Fund	2.92%
Money Market Fund	1.58%
Total Investments	100.10%
Liabilities Net of Receivables and Other Assets	(0.10%)
Total Net Assets	100.00%
LVIP Franklin Templeton Multi-Asset Opportunities Fund–2

LVIP Franklin Templeton Multi-Asset Opportunities Fund
Statement of Net Assets
June 30, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–100.10%
Equity Funds–41.37%
✧Franklin Growth Fund	31,401	$ 4,759,777
Franklin Templeton Variable Insurance Products Trust-
✢Franklin Rising Dividends VIP Fund	197,678	6,450,230
Franklin Small Cap Value VIP Fund	208,059	3,672,237
iShares Core S&P 500 ETF	4,626	1,988,810
		16,871,054
Fixed Income Funds–38.93%
✧Franklin Total Return Fund	525,299	5,305,520
iShares Core U.S. Aggregate Bond ETF	78,269	9,026,764
iShares iBoxx $ High Yield Corporate Bond ETF	8,780	772,991
iShares TIPS Bond ETF	6,000	768,060
		15,873,335
Global Equity Fund–15.30%
✧Franklin Mutual Global Discovery Fund	186,917	6,239,282
		6,239,282
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
International Equity Fund–2.92%
iShares Core MSCI EAFE ETF	15,930	$ 1,192,520
		1,192,520
Money Market Fund–1.58%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.03%)	642,355	642,355
		642,355
Total Investment Companies (Cost $34,919,242)		40,818,546

TOTAL INVESTMENTS–100.10% (Cost $34,919,242)	40,818,546
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.10%)	(40,007)
NET ASSETS APPLICABLE TO 3,131,605 SHARES OUTSTANDING–100.00%	$40,778,539
NET ASSET VALUE PER SHARE–LVIP FRANKLIN TEMPLETON MULTI-ASSET OPPORTUNITIES FUND STANDARD CLASS ($1,704,491 / 130,630 Shares)	$13.048
NET ASSET VALUE PER SHARE–LVIP FRANKLIN TEMPLETON MULTI-ASSET OPPORTUNITIES FUND SERVICE CLASS ($39,074,048 / 3,000,975 Shares)	$13.020
COMPONENTS OF NET ASSETS AT JUNE 30, 2021:
Shares of beneficial interest (unlimited authorization–no par)	$32,120,904
Distributable earnings/(accumulated loss)	8,657,635
TOTAL NET ASSETS	$40,778,539

✧ Class R-6 shares.
✢ Class 1 shares.
★ Includes $3,095 expense reimbursement receivable from Lincoln Investment Advisors Corporation, $12,035 payable for securities purchased, $1,588 payable for fund shares redeemed, $22,838 other accrued expenses payable and $19,768 due to manager and affiliates as of June 30, 2021.

LVIP Franklin Templeton Multi-Asset Opportunities Fund–3

LVIP Franklin Templeton Multi-Asset Opportunities Fund
Statement of Net Assets (continued)
Summary of Abbreviations:
EAFE–Europe Australasia Far East
ETF–Exchange-Traded Fund
MSCI–Morgan Stanley Capital International
S&P–Standard & Poor’s
TIPS–Treasury Inflation-Protected Securities
See accompanying notes, which are an integral part of the financial statements.
LVIP Franklin Templeton Multi-Asset Opportunities Fund–4

LVIP Franklin Templeton Multi-Asset Opportunities Fund
Statement of Operations
Six Months Ended June 30, 2021 (unaudited)
INVESTMENT INCOME:
Dividends from unaffiliated investments	$ 288,859
EXPENSES:
Management fees	146,409
Distribution fees-Service Class	46,751
Accounting and administration expenses	15,815
Professional fees	13,585
Shareholder servicing fees	5,661
Consulting fees	1,128
Reports and statements to shareholders	978
Trustees’ fees and expenses	425
Custodian fees	222
Pricing fees	220
Other	2,323
233,517
Less:
Management fees waived	(83,941)
Expenses reimbursed	(20,836)
Total operating expenses	128,740
NET INVESTMENT INCOME	160,119
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Investments	1,673,323
Distributions from unaffiliated investment companies	296,429
Net realized gain	1,969,752
Net change in unrealized appreciation (depreciation) of:
Investments	286,017
Foreign currencies	(12)
Net change in unrealized appreciation (depreciation)	286,005
NET REALIZED AND UNREALIZED GAIN	2,255,757
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,415,876
See accompanying notes, which are an integral part of the financial statements.
LVIP Franklin Templeton Multi-Asset Opportunities Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/21 (unaudited)	Year Ended 12/31/20
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 160,119	$ 472,646
Net realized gain	1,969,752	886,034
Net change in unrealized appreciation (depreciation)	286,005	3,245,969
Net increase in net assets resulting from operations	2,415,876	4,604,649
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(45,358)
Service Class	—	(929,971)
	—	(975,329)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	25,568	17,456
Service Class	2,498,756	4,402,009
Reinvestment of dividends and distributions:
Standard Class	—	45,358
Service Class	—	929,971
	2,524,324	5,394,794
Cost of shares redeemed:
Standard Class	(60,908)	(77,891)
Service Class	(2,322,664)	(3,050,566)
	(2,383,572)	(3,128,457)
Increase in net assets derived from capital share transactions	140,752	2,266,337
NET INCREASE IN NET ASSETS	2,556,628	5,895,657
NET ASSETS:
Beginning of period	38,221,911	32,326,254
End of period	$40,778,539	$38,221,911
See accompanying notes, which are an integral part of the financial statements.
LVIP Franklin Templeton Multi-Asset Opportunities Fund–5

LVIP Franklin Templeton Multi-Asset Opportunities Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
		LVIP Franklin Templeton Multi-Asset Opportunities Fund Standard Class
	Six Months Ended 6/30/21[1] (unaudited)	Year Ended
		12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$ 12.259	$ 11.067	$ 9.724	$ 10.258	$ 9.483	$ 9.487
Income (loss) from investment operations:
Net investment income[2]	0.066	0.184	0.195	0.174	0.210	0.133
Net realized and unrealized gain (loss)	0.723	1.354	1.643	(0.544)	0.808	(0.012)
Total from investment operations	0.789	1.538	1.838	(0.370)	1.018	0.121
Less dividends and distributions from:
Net investment income	—	(0.144)	(0.322)	(0.164)	(0.179)	(0.101)
Net realized gain	—	(0.202)	(0.173)	—	—	(0.024)
Return of capital	—	—	—	—	(0.064)	—
Total dividends and distributions	—	(0.346)	(0.495)	(0.164)	(0.243)	(0.125)
Net asset value, end of period	$ 13.048	$ 12.259	$ 11.067	$ 9.724	$ 10.258	$ 9.483
Total return[3]	6.48%	13.94%	18.98%	(3.61%)	10.74%	1.34%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 1,704	$ 1,637	$ 1,496	$ 1,096	$ 1,119	$ 1,040
Ratio of expenses to average net assets[4]	0.42%	0.42%	0.42%	0.42%	0.42%	0.57%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.96%	0.99%	1.01%	0.99%	1.01%	1.46%
Ratio of net investment income to average net assets	1.06% [5]	1.64%	1.80%	1.68%	2.10%	1.42%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.52% [5]	1.07%	1.21%	1.11%	1.51%	0.53%
Portfolio turnover	24%	16%	10%	11%	56%	98%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Franklin Templeton Multi-Asset Opportunities Fund–6

LVIP Franklin Templeton Multi-Asset Opportunities Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
		LVIP Franklin Templeton Multi-Asset Opportunities Fund Service Class
	Six Months Ended 6/30/21[1] (unaudited)	Year Ended
		12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$ 12.248	$ 11.061	$ 9.721	$ 10.258	$ 9.483	$ 9.488
Income (loss) from investment operations:
Net investment income[2]	0.051	0.155	0.168	0.148	0.186	0.109
Net realized and unrealized gain (loss)	0.721	1.351	1.642	(0.544)	0.807	(0.012)
Total from investment operations	0.772	1.506	1.810	(0.396)	0.993	0.097
Less dividends and distributions from:
Net investment income	—	(0.117)	(0.297)	(0.141)	(0.154)	(0.078)
Net realized gain	—	(0.202)	(0.173)	—	—	(0.024)
Return of capital	—	—	—	—	(0.064)	—
Total dividends and distributions	—	(0.319)	(0.470)	(0.141)	(0.218)	(0.102)
Net asset value, end of period	$ 13.020	$ 12.248	$ 11.061	$ 9.721	$ 10.258	$ 9.483
Total return[3]	6.35%	13.65%	18.68%	(3.85%)	10.47%	1.09%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 39,074	$ 36,585	$ 30,831	$ 22,569	$ 17,962	$11,204
Ratio of expenses to average net assets[4]	0.67%	0.67%	0.67%	0.67%	0.67%	0.82%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	1.21%	1.24%	1.26%	1.24%	1.26%	1.71%
Ratio of net investment income to average net assets	0.81% [5]	1.39%	1.55%	1.43%	1.85%	1.17%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.27% [5]	0.82%	0.96%	0.86%	1.26%	0.28%
Portfolio turnover	24%	16%	10%	11%	56%	98%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Franklin Templeton Multi-Asset Opportunities Fund–7

LVIP Franklin Templeton Multi-Asset Opportunities Fund
Notes to Financial Statements
June 30, 2021 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 105 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Franklin Templeton Multi-Asset Opportunities Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, including exchange-traded funds (“ETFs”) and mutual funds that are advised by unaffiliated managers (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. In addition to investment company investments, the Fund may invest in individual securities, such as money market instruments. Financial statements for the Underlying Funds can be found at www.sec.gov.
The Fund’s investment objective is to seek long-term growth of capital.
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation –ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2021 and for all open tax years (years ended December 31, 2017-December 31, 2020), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2021, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
LVIP Franklin Templeton Multi-Asset Opportunities Fund–8

LVIP Franklin Templeton Multi-Asset Opportunities Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.
 The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2021.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.75% of the Fund's average daily net assets.   LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.43% of the Fund's average daily net assets.   This agreement will continue at least through April 30, 2022, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LIAC.   The management fee, net of waivers, is calculated daily and paid monthly.
LIAC has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.42% of the Fund’s average daily net assets for the Standard Class and 0.67% for the Service Class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through April 30, 2022, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.
LIAC retains the right to receive reimbursements of excess amounts waived or paid by LIAC under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LIAC and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2021, LIAC has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2022	2023	Total
LIAC	$ 38,290	$ 47,533	$ 85,823
Franklin Advisers, Inc. (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2021, costs for these administrative and legal services were as follows:
Administrative	$1,164
Legal	185
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $143 for the six months ended June 30, 2021.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of
LVIP Franklin Templeton Multi-Asset Opportunities Fund–9

LVIP Franklin Templeton Multi-Asset Opportunities Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At June 30, 2021, the Fund had liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LIAC	$ 3,095
Management fees payable to LIAC	10,668
Distribution fees payable to LFD	7,990
Printing and mailing fees payable to Lincoln Life	143
Shareholder servicing fees payable to Lincoln Life	967
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
At June 30, 2021, Lincoln Life directly owned 37.04% of the Fund.
3. Investments
For the six months ended June 30, 2021, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$9,707,477
Sales	9,418,431
At June 30, 2021, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2021, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$34,919,242
Aggregate unrealized appreciation of investments	$ 5,899,304
Aggregate unrealized depreciation of investments	—
Net unrealized appreciation of investments	$ 5,899,304
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2021.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
LVIP Franklin Templeton Multi-Asset Opportunities Fund–10

LVIP Franklin Templeton Multi-Asset Opportunities Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment Companies	$40,818,546	$—	$—	$40,818,546
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/21	12/31/20
Shares sold:
Standard Class	1,965	1,679
Service Class	198,689	401,671
Shares reinvested:
Standard Class	—	3,776
Service Class	—	77,597
	200,654	484,723
Shares redeemed:
Standard Class	(4,864)	(7,076)
Service Class	(184,777)	(279,564)
	(189,641)	(286,640)
Net increase	11,013	198,083
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $300,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 16, 2022.
The Fund had no amounts outstanding as of June 30, 2021, or at any time during the period then ended.
6. Risk Factors
Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
LVIP Franklin Templeton Multi-Asset Opportunities Fund–11

LVIP Franklin Templeton Multi-Asset Opportunities Fund
Notes to Financial Statements (continued)
8. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Franklin Templeton Multi-Asset Opportunities Fund–12

LVIP Franklin Templeton Multi-Asset Opportunities Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 8-9, 2021, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2020 through December 31, 2020. During the period covered by the report, there was one liquidity event due to an extended Taiwanese foreign holiday in February 2020 that caused the LVIP SSGA Emerging Markets Equity Index Fund to classify its Taiwanese securities as illiquid for one day, which caused the Fund to exceed the 15% limit on illiquid securities on that day. The LVIP SSGA Emerging Markets Equity Index Fund was under the 15% limitation the following business day, and there was no impact on the Fund ability to timely meet redemptions. There were no additional liquidity events that impacted the Fund or its respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP Franklin Templeton Multi-Asset Opportunities Fund–13

LVIP Global Allocation Managed Risk Funds
LVIP Global Conservative Allocation Managed Risk Fund
LVIP Global Moderate Allocation Managed Risk Fund
LVIP Global Growth Allocation Managed Risk Fund
each a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2021

LVIP Global Allocation Managed Risk Funds
Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as exhibits to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Funds' proxy voting procedures and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Global Allocation Managed Risk Funds
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2021 to June 30, 2021
Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis tables. The Expense Analysis tables do not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. These Expense Analyses are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analyses are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021 to June 30, 2021.
Actual Expenses
The first section of the tables, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the tables, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the tables are meant to highlight your ongoing costs only. The Funds do not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Funds' expenses shown in the tables reflect fee waivers in effect.
LVIP Global Conservative Allocation Managed Risk Fund
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/21	Ending Account Value 6/30/21	Annualized Expense Ratio	Expenses Paid During Period 1/1/21 to 6/30/21*
Actual
Standard Class Shares	$1,000.00	$1,052.50	0.29%	$1.48
Service Class Shares	1,000.00	1,051.20	0.54%	2.75
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.40	0.29%	$1.45
Service Class Shares	1,000.00	1,022.10	0.54%	2.71
LVIP Global Moderate Allocation Managed Risk Fund
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/21	Ending Account Value 6/30/21	Annualized Expense Ratio	Expenses Paid During Period 1/1/21 to 6/30/21*
Actual
Standard Class Shares	$1,000.00	$1,076.00	0.28%	$1.44
Service Class Shares	1,000.00	1,074.60	0.53%	2.73
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.40	0.28%	$1.40
Service Class Shares	1,000.00	1,022.20	0.53%	2.66

LVIP Global Allocation Managed Risk Funds–1

LVIP Global Allocation Managed Risk Funds
Disclosure
OF FUND EXPENSES (unaudited) (continued)
LVIP Global Growth Allocation Managed Risk Fund
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/21	Ending Account Value 6/30/21	Annualized Expense Ratio	Expenses Paid During Period 1/1/21 to 6/30/21*
Actual
Standard Class Shares	$1,000.00	$1,090.80	0.29%	$1.50
Service Class Shares	1,000.00	1,089.50	0.54%	2.80
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.40	0.29%	$1.45
Service Class Shares	1,000.00	1,022.10	0.54%	2.71

*	"Expenses Paid During Period" are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
Each Fund operates under a fund of funds structure. Each Fund invests substantially all of its assets in other investment companies, including exchange-traded funds (collectively, the “Underlying Funds”). In addition to the Funds' expenses reflected above, the Funds also indirectly bear their portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in each table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.
LVIP Global Allocation Managed Risk Funds–2

LVIP Global Allocation Managed Risk Funds
Security Type/Sector Allocations (unaudited)
As of June 30, 2021
Sector designations may be different than the sector designations presented in other Fund materials.
LVIP Global Conservative Allocation Managed Risk Fund
Security Type/Sector	Percentage of Net Assets
Affiliated Investments	97.49%
Investment Companies	97.49%
Equity Funds	29.43%
Fixed Income Funds	55.27%
Global Equity Fund	0.99%
Global Fixed Income Fund	0.96%
International Equity Funds	10.84%
Unaffiliated Investment	2.46%
Investment Company	2.46%
Money Market Fund	2.46%
Total Investments	99.95%
Receivables and Other Assets Net of Liabilities	0.05%
Total Net Assets	100.00%
LVIP Global Moderate Allocation Managed Risk Fund
Security Type/Sector	Percentage of Net Assets
Affiliated Investments	97.69%
Investment Companies	97.69%
Equity Funds	39.43%
Fixed Income Funds	35.88%
Global Equity Fund	1.49%
Global Fixed Income Fund	0.95%
International Equity Funds	19.94%
Unaffiliated Investment	2.16%
Investment Company	2.16%
Money Market Fund	2.16%
Total Investments	99.85%
Receivables and Other Assets Net of Liabilities	0.15%
Total Net Assets	100.00%
LVIP Global Growth Allocation Managed Risk Fund
Security Type/Sector	Percentage of Net Assets
Affiliated Investments	97.52%
Investment Companies	97.52%
Equity Funds	44.02%
Fixed Income Funds	26.22%
Global Equity Fund	1.48%
Global Fixed Income Fund	0.95%
International Equity Funds	24.85%
Unaffiliated Investment	2.35%
Investment Company	2.35%
Money Market Fund	2.35%
Total Investments	99.87%
Receivables and Other Assets Net of Liabilities	0.13%
Total Net Assets	100.00%

LVIP Global Allocation Managed Risk Funds–3

LVIP Global Conservative Allocation Managed Risk Fund
Schedule of Investments
June 30, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–97.49%
INVESTMENT COMPANIES–97.49%
Equity Funds–29.43%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Delaware Mid Cap Value Fund	468,004	$ 19,811,546
LVIP MFS Value Fund	344,176	18,732,445
LVIP SSGA Large Cap 100 Fund	2,683,232	42,306,525
LVIP SSGA Mid-Cap Index Fund	1,551,975	23,256,340
LVIP SSGA Nasdaq-100 Index Fund	292,930	3,115,309
LVIP SSGA S&P 500 Index Fund	4,769,436	132,266,000
LVIP SSGA Small-Cap Index Fund	871,003	36,735,447
LVIP T. Rowe Price Growth Stock Fund	733,423	54,661,280
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	433,999	17,407,268
		348,292,160
Fixed Income Funds–55.27%
✧✧Lincoln Variable Insurance Products Trust-
LVIP BlackRock Inflation Protected Bond Fund	5,262,637	56,568,082
LVIP Delaware Bond Fund	17,481,808	248,241,675
LVIP JPMorgan High Yield Fund	3,298,087	36,842,934
LVIP PIMCO Low Duration Bond Fund	481,462	4,856,023
LVIP SSGA Bond Index Fund	4,343,891	51,462,077
LVIP SSGA Short-Term Bond Index Fund	736,657	7,685,539
LVIP Western Asset Core Bond Fund	23,450,879	248,602,772
		654,259,102
Global Equity Fund–0.99%
✧✧Lincoln Variable Insurance Products Trust– LVIP BlackRock Global Real Estate Fund	1,143,029	11,734,337
		11,734,337
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Global Fixed Income Fund–0.96%
✧✧Lincoln Variable Insurance Products Trust– LVIP Global Income Fund	961,581	$ 11,294,727
		11,294,727
International Equity Funds–10.84%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Loomis Sayles Global Growth Fund	686,931	11,909,331
LVIP MFS International Growth Fund	1,166,939	27,391,559
LVIP Mondrian International Value Fund	1,168,307	20,082,024
LVIP SSGA Developed International 150 Fund	1,276,639	11,176,975
LVIP SSGA Emerging Markets Equity Index Fund	1,567,765	22,241,880
LVIP SSGA International Index Fund	3,150,514	35,553,549
		128,355,318
Total Affiliated Investments (Cost $882,057,951)		1,153,935,644

UNAFFILIATED INVESTMENT–2.46%
INVESTMENT COMPANY–2.46%
Money Market Fund–2.46%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.03%)	29,118,196	29,118,196
Total Unaffiliated Investment (Cost $29,118,196)		29,118,196

TOTAL INVESTMENTS–99.95% (Cost $911,176,147)	1,183,053,840
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.05%	631,729
NET ASSETS APPLICABLE TO 77,627,082 SHARES OUTSTANDING–100.00%	$1,183,685,569

✧✧ Standard Class shares.
LVIP Global Allocation Managed Risk Funds–4

LVIP Global Conservative Allocation Managed Risk Fund
Schedule of Investments (continued)
The following futures contracts were outstanding at June 30, 2021:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
5	Australian Dollar	$ 374,900	$ 387,329	9/13/21	$ —	$ (12,429)
10	British Pound	862,812	886,070	9/13/21	—	(23,258)
15	Euro	2,224,687	2,289,068	9/13/21	—	(64,381)
11	Japanese Yen	1,238,462	1,257,473	9/13/21	—	(19,011)
1	Swedish Krona	233,680	242,141	9/13/21	—	(8,461)
					—	(127,540)
Equity Contracts:
30	E-mini MSCI Emerging Markets Index	2,047,200	2,049,428	9/17/21	—	(2,228)
21	E-mini Russell 2000 Index	2,423,190	2,421,211	9/17/21	1,979	—
72	E-mini S&P 500 Index	15,438,960	15,224,454	9/17/21	214,506	—
18	E-mini S&P MidCap 400 Index	4,846,320	4,905,904	9/17/21	—	(59,584)
51	Euro STOXX 50 Index	2,452,493	2,502,337	9/17/21	—	(49,844)
10	FTSE 100 Index	965,613	982,150	9/17/21	—	(16,537)
7	OMXS 30 Index	185,345	187,676	7/16/21	—	(2,331)
3	SPI 200 Index	406,267	409,813	9/16/21	—	(3,546)
7	TOPIX Index	1,224,268	1,232,782	9/9/21	—	(8,515)
					216,485	(142,585)
Total Futures Contracts					$216,485	$(270,125)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2021. Only current day variation margin is reported on the Statements of Assets and Liabilities.

Summary of Abbreviations:
FTSE–Financial Times Stock Exchange
MSCI–Morgan Stanley Capital International
OMXS–Stockholm Stock Exchange
S&P–Standard & Poor’s
SPI–Swiss Performance Index
TOPIX–Tokyo Stock Price Index
See accompanying notes, which are an integral part of the financial statements.
LVIP Global Allocation Managed Risk Funds–5

LVIP Global Moderate Allocation Managed Risk Fund
Schedule of Investments
June 30, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–97.69%
INVESTMENT COMPANIES–97.69%
Equity Funds–39.43%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Delaware Mid Cap Value Fund	4,229,455	$ 179,041,290
LVIP SSGA Large Cap 100 Fund	22,170,476	349,561,891
LVIP SSGA Mid-Cap Index Fund	8,726,975	130,773,721
LVIP SSGA Nasdaq-100 Index Fund	2,635,836	28,032,122
LVIP SSGA S&P 500 Index Fund	43,622,702	1,209,744,767
LVIP SSGA Small-Cap Index Fund	6,632,234	279,721,128
LVIP T. Rowe Price Growth Stock Fund	3,860,229	287,698,987
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	4,073,844	163,397,796
		2,627,971,702
Fixed Income Funds–35.88%
✧✧Lincoln Variable Insurance Products Trust-
LVIP BlackRock Inflation Protected Bond Fund	29,589,301	318,055,397
LVIP Delaware Bond Fund	52,579,635	746,630,815
LVIP JPMorgan High Yield Fund	14,024,229	156,664,662
LVIP PIMCO Low Duration Bond Fund	7,302,439	73,652,400
LVIP SSGA Bond Index Fund	26,052,657	308,645,830
LVIP SSGA Short-Term Bond Index Fund	3,593,571	37,491,728
LVIP Western Asset Core Bond Fund	70,794,443	750,491,891
		2,391,632,723
Global Equity Fund–1.49%
✧✧Lincoln Variable Insurance Products Trust– LVIP BlackRock Global Real Estate Fund	9,643,164	98,996,722
		98,996,722
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Global Fixed Income Fund–0.95%
✧✧Lincoln Variable Insurance Products Trust– LVIP Global Income Fund	5,406,556	$ 63,505,402
		63,505,402
International Equity Funds–19.94%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Loomis Sayles Global Growth Fund	7,726,047	133,946,470
LVIP MFS International Growth Fund	12,341,851	289,700,266
LVIP Mondrian International Value Fund	9,724,679	167,157,502
LVIP SSGA Developed International 150 Fund	18,962,836	166,019,625
LVIP SSGA Emerging Markets 100 Fund	6,554,189	63,221,712
LVIP SSGA Emerging Markets Equity Index Fund	19,068,408	270,523,508
LVIP SSGA International Index Fund	21,102,777	238,144,844
		1,328,713,927
Total Affiliated Investments (Cost $4,485,221,069)		6,510,820,476

UNAFFILIATED INVESTMENT–2.16%
INVESTMENT COMPANY–2.16%
Money Market Fund–2.16%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.03%)	143,618,105	143,618,105
Total Unaffiliated Investment (Cost $143,618,105)		143,618,105

TOTAL INVESTMENTS–99.85% (Cost $4,628,839,174)	6,654,438,581
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.15%	10,216,591
NET ASSETS APPLICABLE TO 406,402,508 SHARES OUTSTANDING–100.00%	$6,664,655,172

✧✧ Standard Class shares.
LVIP Global Allocation Managed Risk Funds–6

LVIP Global Moderate Allocation Managed Risk Fund
Schedule of Investments (continued)
The following futures contracts were outstanding at June 30, 2021:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
40	Australian Dollar	$ 2,999,200	$ 3,094,148	9/13/21	$ —	$ (94,948)
71	British Pound	6,125,969	6,291,101	9/13/21	—	(165,132)
110	Euro	16,314,375	16,786,500	9/13/21	—	(472,125)
74	Japanese Yen	8,331,475	8,460,572	9/13/21	—	(129,097)
5	Swedish Krona	1,168,400	1,210,044	9/13/21	—	(41,644)
					—	(902,946)
Equity Contracts:
304	E-mini MSCI Emerging Markets Index	20,744,960	20,752,398	9/17/21	—	(7,438)
120	E-mini Russell 2000 Index	13,846,800	13,835,490	9/17/21	11,310	—
449	E-mini S&P 500 Index	96,279,070	94,941,387	9/17/21	1,337,683	—
113	E-mini S&P MidCap 400 Index	30,424,120	30,799,930	9/17/21	—	(375,810)
371	Euro STOXX 50 Index	17,840,684	18,206,076	9/17/21	—	(365,392)
74	FTSE 100 Index	7,145,533	7,267,909	9/17/21	—	(122,376)
54	OMXS 30 Index	1,429,803	1,444,708	7/16/21	—	(14,905)
24	SPI 200 Index	3,250,134	3,278,087	9/16/21	—	(27,953)
52	TOPIX Index	9,094,559	9,160,154	9/9/21	—	(65,595)
					1,348,993	(979,469)
Total Futures Contracts					$1,348,993	$(1,882,415)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2021. Only current day variation margin is reported on the Statements of Assets and Liabilities.

Summary of Abbreviations:
FTSE–Financial Times Stock Exchange
MSCI–Morgan Stanley Capital International
OMXS–Stockholm Stock Exchange
S&P–Standard & Poor’s
SPI–Swiss Performance Index
TOPIX–Tokyo Stock Price Index
See accompanying notes, which are an integral part of the financial statements.
LVIP Global Allocation Managed Risk Funds–7

LVIP Global Growth Allocation Managed Risk Fund
Schedule of Investments
June 30, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–97.52%
INVESTMENT COMPANIES–97.52%
Equity Funds–44.02%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Delaware Mid Cap Value Fund	2,976,811	$ 126,014,349
LVIP SSGA Large Cap 100 Fund	29,342,482	462,642,909
LVIP SSGA Mid-Cap Index Fund	21,198,010	317,652,178
LVIP SSGA Nasdaq-100 Index Fund	5,671,551	60,316,943
LVIP SSGA S&P 500 Index Fund	62,750,670	1,740,201,575
LVIP SSGA Small-Cap Index Fund	10,291,214	434,042,244
LVIP T. Rowe Price Growth Stock Fund	4,839,349	360,671,874
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	2,871,546	115,174,855
		3,616,716,927
Fixed Income Funds–26.22%
✧✧Lincoln Variable Insurance Products Trust-
LVIP BlackRock Inflation Protected Bond Fund	14,553,147	156,431,778
LVIP Delaware Bond Fund	53,987,190	766,618,095
LVIP JPMorgan High Yield Fund	19,239,217	214,921,298
LVIP PIMCO Low Duration Bond Fund	2,631,754	26,543,876
LVIP SSGA Bond Index Fund	16,681,860	197,629,996
LVIP SSGA Short-Term Bond Index Fund	2,022,064	21,096,191
LVIP Western Asset Core Bond Fund	72,689,710	770,583,612
		2,153,824,846
Global Equity Fund–1.48%
✧✧Lincoln Variable Insurance Products Trust– LVIP BlackRock Global Real Estate Fund	11,857,293	121,726,972
		121,726,972
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Global Fixed Income Fund–0.95%
✧✧Lincoln Variable Insurance Products Trust– LVIP Global Income Fund	6,647,855	$ 78,085,702
		78,085,702
International Equity Funds–24.85%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Loomis Sayles Global Growth Fund	9,499,822	164,698,414
LVIP MFS International Growth Fund	17,107,413	401,562,304
LVIP Mondrian International Value Fund	13,005,966	223,559,549
LVIP SSGA Developed International 150 Fund	25,429,716	222,637,160
LVIP SSGA Emerging Markets 100 Fund	8,058,974	77,736,863
LVIP SSGA Emerging Markets Equity Index Fund	22,871,844	324,482,848
LVIP SSGA International Index Fund	55,505,758	626,382,484
		2,041,059,622
Total Affiliated Investments (Cost $5,336,786,546)		8,011,414,069

UNAFFILIATED INVESTMENT–2.35%
INVESTMENT COMPANY–2.35%
Money Market Fund–2.35%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.03%)	193,560,958	193,560,958
Total Unaffiliated Investment (Cost $193,560,958)		193,560,958

TOTAL INVESTMENTS–99.87% (Cost $5,530,347,504)	8,204,975,027
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.13%	10,441,347
NET ASSETS APPLICABLE TO 503,904,238 SHARES OUTSTANDING–100.00%	$8,215,416,374

✧✧ Standard Class shares.
LVIP Global Allocation Managed Risk Funds–8

LVIP Global Growth Allocation Managed Risk Fund
Schedule of Investments (continued)
The following futures contracts were outstanding at June 30, 2021:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
60	Australian Dollar	$ 4,498,800	$ 4,640,250	9/13/21	$ —	$ (141,450)
114	British Pound	9,836,063	10,101,204	9/13/21	—	(265,141)
163	Euro	24,174,938	24,874,542	9/13/21	—	(699,604)
114	Japanese Yen	12,834,975	13,032,714	9/13/21	—	(197,739)
8	Swedish Krona	1,869,440	1,935,416	9/13/21	—	(65,976)
					—	(1,369,910)
Equity Contracts:
332	E-mini MSCI Emerging Markets Index	22,655,680	22,662,689	9/17/21	—	(7,009)
163	E-mini Russell 2000 Index	18,808,570	18,793,207	9/17/21	15,363	—
525	E-mini S&P 500 Index	112,575,750	111,011,644	9/17/21	1,564,106	—
132	E-mini S&P MidCap 400 Index	35,539,680	35,978,679	9/17/21	—	(438,999)
546	Euro STOXX 50 Index	26,256,101	26,793,848	9/17/21	—	(537,747)
105	FTSE 100 Index	10,138,932	10,312,574	9/17/21	—	(173,642)
73	OMXS 30 Index	1,932,882	1,957,205	7/16/21	—	(24,310)
35	SPI 200 Index	4,739,778	4,780,563	9/16/21	—	(40,785)
83	TOPIX Index	14,516,315	14,613,544	9/9/21	—	(97,229)
					1,579,469	(1,319,721)
Total Futures Contracts					$1,579,469	$(2,689,631)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2021. Only current day variation margin is reported on the Statements of Assets and Liabilities.

Summary of Abbreviations:
FTSE–Financial Times Stock Exchange
MSCI–Morgan Stanley Capital International
OMXS–Stockholm Stock Exchange
S&P–Standard & Poor’s
SPI–Swiss Performance Index
TOPIX–Tokyo Stock Price Index
See accompanying notes, which are an integral part of the financial statements.
LVIP Global Allocation Managed Risk Funds–9

LVIP Global Allocation Managed Risk Funds
Statements of Assets and Liabilities
June 30, 2021 (unaudited)
	LVIP Global Conservative Allocation Managed Risk Fund	LVIP Global Moderate Allocation Managed Risk Fund	LVIP Global Growth Allocation Managed Risk Fund
ASSETS:
Affiliated investments, at value	$1,153,935,644	$6,510,820,476	$8,011,414,069
Unaffiliated investments, at value	29,118,196	143,618,105	193,560,958
Cash collateral held at broker for futures contracts	1,755,383	11,889,623	14,988,291
Receivable for securities sold	298,459	2,710,792	2,307,518
Receivable for fund shares sold	3,552	110,450	88,163
Prepaid expenses	2,603	14,272	17,316
Dividends and interest receivable	599	2,953	3,958
TOTAL ASSETS	1,185,114,436	6,669,166,671	8,222,380,273
LIABILITIES:
Payable for fund shares redeemed	852,982	1,282,799	2,865,702
Due to manager and affiliates	489,427	2,793,324	3,485,578
Other accrued expenses payable	49,672	94,240	104,523
Variation margin due to broker on futures contracts	36,786	341,136	508,096
TOTAL LIABILITIES	1,428,867	4,511,499	6,963,899
TOTAL NET ASSETS	$1,183,685,569	$6,664,655,172	$8,215,416,374
Affiliated investments, at cost	$ 882,057,951	$4,485,221,069	$5,336,786,546
Unaffiliated investments, at cost	29,118,196	143,618,105	193,560,958
Standard Class:
Net Assets	$ 95,053,790	$ 240,274,671	$ 270,878,342
Shares Outstanding	6,224,200	14,629,467	16,594,797
Net Asset Value Per Share	$ 15.272	$ 16.424	$ 16.323
Service Class:
Net Assets	$1,088,631,779	$6,424,380,501	$7,944,538,032
Shares Outstanding	71,402,882	391,773,041	487,309,441
Net Asset Value Per Share	$ 15.246	$ 16.398	$ 16.303
COMPONENTS OF NET ASSETS AT JUNE 30, 2021:
Shares of beneficial interest (unlimited authorization–no par)	$ 924,665,256	$5,040,308,617	$6,046,738,512
Distributable earnings/(accumulated loss)	259,020,313	1,624,346,555	2,168,677,862
TOTAL NET ASSETS	$1,183,685,569	$6,664,655,172	$8,215,416,374
See accompanying notes, which are an integral part of the financial statements.
LVIP Global Allocation Managed Risk Funds–10

LVIP Global Allocation Managed Risk Funds
Statements of Operations
Six Months Ended June 30, 2021 (unaudited)
	LVIP Global Conservative Allocation Managed Risk Fund	LVIP Global Moderate Allocation Managed Risk Fund	LVIP Global Growth Allocation Managed Risk Fund
INVESTMENT INCOME:
Dividends from unaffiliated investments	$ 3,258	$ 13,356	$ 17,822
EXPENSES:
Management fees	1,464,403	8,207,381	10,094,040
Distribution fees-Service Class	1,349,362	7,915,008	9,769,001
Shareholder servicing fees	169,871	952,056	1,170,909
Accounting and administration expenses	73,379	264,716	317,792
Professional fees	23,079	62,926	72,433
Trustees’ fees and expenses	13,186	73,063	89,448
Reports and statements to shareholders	11,316	60,086	73,498
Custodian fees	10,359	22,260	24,654
Consulting fees	1,786	3,282	3,645
Pricing fees	622	622	622
Other	12,310	64,044	78,354
	3,129,673	17,625,444	21,694,396
Less:
Management fees waived	(58,576)	(492,443)	(403,762)
Total operating expenses	3,071,097	17,133,001	21,290,634
NET INVESTMENT LOSS	(3,067,839)	(17,119,645)	(21,272,812)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of affiliated investments	39,673,957	233,251,981	304,440,734
Futures contracts	4,518,298	(14,538,998)	(3,104,594)
Net realized gain	44,192,255	218,712,983	301,336,140
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	18,761,580	280,454,164	424,095,207
Foreign currencies	(20,217)	(126,648)	(184,182)
Futures contracts	(774,714)	(5,392,683)	(7,013,898)
Net change in unrealized appreciation (depreciation)	17,966,649	274,934,833	416,897,127
NET REALIZED AND UNREALIZED GAIN	62,158,904	493,647,816	718,233,267
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$59,091,065	$476,528,171	$696,960,455
See accompanying notes, which are an integral part of the financial statements.
LVIP Global Allocation Managed Risk Funds–11

LVIP Global Allocation Managed Risk Funds
Statements of Changes in Net Assets
	LVIP Global Conservative Allocation Managed Risk Fund		LVIP Global Moderate Allocation Managed Risk Fund		LVIP Global Growth Allocation Managed Risk Fund
	Six Months Ended 6/30/21 (unaudited)	Year Ended 12/31/20	Six Months Ended 6/30/21 (unaudited)	Year Ended 12/31/20	Six Months Ended 6/30/21 (unaudited)	Year Ended 12/31/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ (3,067,839)	$ 15,780,364	$ (17,119,645)	$ 77,947,249	$ (21,272,812)	$ 97,310,772
Net realized gain (loss)	44,192,255	(21,314,277)	218,712,983	(199,805,878)	301,336,140	(257,609,991)
Net change in unrealized appreciation (depreciation)	17,966,649	80,573,187	274,934,833	469,366,835	416,897,127	554,005,246
Net increase in net assets resulting from operations	59,091,065	75,039,274	476,528,171	347,508,206	696,960,455	393,706,027
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(3,582,235)	—	(7,468,280)	—	(7,200,354)
Service Class	—	(40,829,678)	—	(191,474,928)	—	(206,486,401)
	—	(44,411,913)	—	(198,943,208)	—	(213,686,755)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	3,738,426	9,336,783	9,827,539	25,492,604	8,489,224	21,699,434
Service Class	20,304,507	48,890,205	44,337,834	99,007,654	31,156,121	45,922,060
Reinvestment of dividends and distributions:
Standard Class	—	3,582,235	—	7,468,280	—	7,200,354
Service Class	—	40,829,678	—	191,474,928	—	206,486,401
	24,042,933	102,638,901	54,165,373	323,443,466	39,645,345	281,308,249
Cost of shares redeemed:
Standard Class	(5,012,891)	(12,012,894)	(16,964,168)	(39,972,828)	(11,463,480)	(28,635,710)
Service Class	(81,447,964)	(159,881,816)	(396,501,092)	(728,161,667)	(518,808,011)	(970,226,357)
	(86,460,855)	(171,894,710)	(413,465,260)	(768,134,495)	(530,271,491)	(998,862,067)
Decrease in net assets derived from capital share transactions	(62,417,922)	(69,255,809)	(359,299,887)	(444,691,029)	(490,626,146)	(717,553,818)
NET INCREASE (DECREASE) IN NET ASSETS	(3,326,857)	(38,628,448)	117,228,284	(296,126,031)	206,334,309	(537,534,546)
NET ASSETS:
Beginning of period	1,187,012,426	1,225,640,874	6,547,426,888	6,843,552,919	8,009,082,065	8,546,616,611
End of period	$1,183,685,569	$1,187,012,426	$6,664,655,172	$6,547,426,888	$8,215,416,374	$8,009,082,065
See accompanying notes, which are an integral part of the financial statements.
LVIP Global Allocation Managed Risk Funds–12

LVIP Global Conservative Allocation Managed Risk Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
		LVIP Global Conservative Allocation Managed Risk Fund Standard Class
	Six Months Ended 6/30/21[1] (unaudited)	Year Ended
		12/31/20	12/31/19	12/31/18	12/31/17	12/31/16 [2]
Net asset value, beginning of period	$ 14.510	$ 14.113	$ 13.097	$ 14.301	$ 13.330	$ 13.188
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.022)	0.222	0.297	0.324	0.256	0.249
Net realized and unrealized gain (loss)	0.784	0.758	1.651	(0.950)	1.142	0.412
Total from investment operations	0.762	0.980	1.948	(0.626)	1.398	0.661
Less dividends and distributions from:
Net investment income	—	(0.307)	(0.366)	(0.367)	(0.328)	(0.304)
Net realized gain	—	(0.276)	(0.566)	(0.211)	(0.099)	(0.215)
Total dividends and distributions	—	(0.583)	(0.932)	(0.578)	(0.427)	(0.519)
Net asset value, end of period	$ 15.272	$ 14.510	$ 14.113	$ 13.097	$ 14.301	$ 13.330
Total return[4]	5.25%	7.07%	15.01%	(4.45%)	10.50%	5.02%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 95,054	$91,578	$ 88,187	$ 78,617	$ 82,493	$73,615
Ratio of expenses to average net assets[5]	0.29%	0.30%	0.31%	0.30%	0.29%	0.27%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.30%	0.31%	0.31%	0.30%	—	—
Ratio of net investment income (loss) to average net assets	(0.29%) [6]	1.60%	2.10%	2.29%	1.82%	1.86%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.30%) [6]	1.59%	2.10%	2.29%	—	—
Portfolio turnover	8%	26%	18%	26%	24%	34%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2016, Milliman Financial Risk Management LLC is responsible for the day-to-day management of the Fund’s managed risk strategy, replacing Lincoln Investment Advisors Corporation.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Global Allocation Managed Risk Funds–13

LVIP Global Conservative Allocation Managed Risk Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
		LVIP Global Conservative Allocation Managed Risk Fund Service Class
	Six Months Ended 6/30/21[1] (unaudited)	Year Ended
		12/31/20	12/31/19	12/31/18	12/31/17	12/31/16 [2]
Net asset value, beginning of period	$ 14.504	$ 14.108	$ 13.094	$ 14.294	$ 13.325	$ 13.185
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.040)	0.187	0.261	0.288	0.220	0.215
Net realized and unrealized gain (loss)	0.782	0.755	1.649	(0.948)	1.141	0.410
Total from investment operations	0.742	0.942	1.910	(0.660)	1.361	0.625
Less dividends and distributions from:
Net investment income	—	(0.270)	(0.330)	(0.329)	(0.293)	(0.270)
Net realized gain	—	(0.276)	(0.566)	(0.211)	(0.099)	(0.215)
Total dividends and distributions	—	(0.546)	(0.896)	(0.540)	(0.392)	(0.485)
Net asset value, end of period	$ 15.246	$ 14.504	$ 14.108	$ 13.094	$ 14.294	$ 13.325
Total return[4]	5.12%	6.81%	14.72%	(4.69%)	10.22%	4.75%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,088,632	$1,095,434	$1,137,454	$1,098,660	$1,304,701	$1,374,671
Ratio of expenses to average net assets[5]	0.54%	0.55%	0.56%	0.55%	0.54%	0.52%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.55%	0.56%	0.56%	0.55%	—	—
Ratio of net investment income (loss) to average net assets	(0.54%) [6]	1.35%	1.85%	2.04%	1.57%	1.61%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.55%) [6]	1.34%	1.85%	2.04%	—	—
Portfolio turnover	8%	26%	18%	26%	24%	34%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2016, Milliman Financial Risk Management LLC is responsible for the day-to-day management of the Fund’s managed risk strategy, replacing Lincoln Investment Advisors Corporation.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Global Allocation Managed Risk Funds–14

LVIP Global Moderate Allocation Managed Risk Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
		LVIP Global Moderate Allocation Managed Risk Fund Standard Class
	Six Months Ended 6/30/21[1] (unaudited)	Year Ended
		12/31/20	12/31/19	12/31/18	12/31/17	12/31/16 [2]
Net asset value, beginning of period	$ 15.264	$ 14.876	$ 13.850	$ 15.105	$ 13.513	$ 13.341
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.022)	0.212	0.288	0.310	0.258	0.222
Net realized and unrealized gain (loss)	1.182	0.680	1.761	(1.128)	1.677	0.356
Total from investment operations	1.160	0.892	2.049	(0.818)	1.935	0.578
Less dividends and distributions from:
Net investment income	—	(0.308)	(0.347)	(0.370)	(0.336)	(0.253)
Net realized gain	—	(0.196)	(0.676)	(0.067)	(0.007)	(0.153)
Total dividends and distributions	—	(0.504)	(1.023)	(0.437)	(0.343)	(0.406)
Net asset value, end of period	$ 16.424	$ 15.264	$ 14.876	$ 13.850	$ 15.105	$ 13.513
Total return[4]	7.60%	6.10%	15.02%	(5.43%)	14.32%	4.34%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$240,275	$230,183	$231,407	$206,919	$234,424	$210,980
Ratio of expenses to average net assets[5]	0.28%	0.29%	0.30%	0.30%	0.29%	0.27%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.30%	0.30%	0.30%	0.30%	—	—
Ratio of net investment income (loss) to average net assets	(0.28%) [6]	1.46%	1.96%	2.06%	1.77%	1.65%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.30%) [6]	1.45%	1.96%	2.06%	—	—
Portfolio turnover	7%	25%	19%	24%	20%	23%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2016, Milliman Financial Risk Management LLC is responsible for the day-to-day management of the Fund’s managed risk strategy, replacing Lincoln Investment Advisors Corporation.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Global Allocation Managed Risk Funds–15

LVIP Global Moderate Allocation Managed Risk Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
		LVIP Global Moderate Allocation Managed Risk Fund Service Class
	Six Months Ended 6/30/21[1] (unaudited)	Year Ended
		12/31/20	12/31/19	12/31/18	12/31/17	12/31/16 [2]
Net asset value, beginning of period	$ 15.259	$ 14.872	$ 13.848	$ 15.100	$ 13.510	$ 13.340
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.042)	0.176	0.251	0.272	0.221	0.188
Net realized and unrealized gain (loss)	1.181	0.677	1.759	(1.125)	1.676	0.354
Total from investment operations	1.139	0.853	2.010	(0.853)	1.897	0.542
Less dividends and distributions from:
Net investment income	—	(0.270)	(0.310)	(0.332)	(0.300)	(0.219)
Net realized gain	—	(0.196)	(0.676)	(0.067)	(0.007)	(0.153)
Total dividends and distributions	—	(0.466)	(0.986)	(0.399)	(0.307)	(0.372)
Net asset value, end of period	$ 16.398	$ 15.259	$ 14.872	$ 13.848	$ 15.100	$ 13.510
Total return[4]	7.46%	5.83%	14.73%	(5.67%)	14.04%	4.08%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$6,424,381	$6,317,244	$6,612,145	$6,314,626	$7,196,361	$6,959,522
Ratio of expenses to average net assets[5]	0.53%	0.54%	0.55%	0.55%	0.54%	0.52%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.55%	0.55%	0.55%	0.55%	—	—
Ratio of net investment income (loss) to average net assets	(0.53%) [6]	1.21%	1.71%	1.81%	1.52%	1.40%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.55%) [6]	1.20%	1.71%	1.81%	—	—
Portfolio turnover	7%	25%	19%	24%	20%	23%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2016, Milliman Financial Risk Management LLC is responsible for the day-to-day management of the Fund’s managed risk strategy, replacing Lincoln Investment Advisors Corporation.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Global Allocation Managed Risk Funds–16

LVIP Global Growth Allocation Managed Risk Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
		LVIP Global Growth Allocation Managed Risk Fund Standard Class
	Six Months Ended 6/30/21[1] (unaudited)	Year Ended
		12/31/20	12/31/19	12/31/18	12/31/17	12/31/16 [2]
Net asset value, beginning of period	$ 14.964	$ 14.561	$ 13.467	$ 14.765	$ 13.058	$ 12.711
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.022)	0.210	0.275	0.288	0.264	0.228
Net realized and unrealized gain (loss)	1.381	0.632	1.826	(1.224)	1.778	0.377
Total from investment operations	1.359	0.842	2.101	(0.936)	2.042	0.605
Less dividends and distributions from:
Net investment income	—	(0.317)	(0.331)	(0.362)	(0.335)	(0.258)
Net realized gain	—	(0.122)	(0.676)	—	—	—
Total dividends and distributions	—	(0.439)	(1.007)	(0.362)	(0.335)	(0.258)
Net asset value, end of period	$ 16.323	$ 14.964	$ 14.561	$ 13.467	$ 14.765	$ 13.058
Total return[4]	9.08%	5.86%	15.86%	(6.33%)	15.63%	4.75%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$270,878	$251,167	$244,405	$215,402	$231,178	$199,014
Ratio of expenses to average net assets[5]	0.29%	0.29%	0.30%	0.30%	0.29%	0.27%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.30%	0.30%	0.30%	0.30%	—	—
Ratio of net investment income (loss) to average net assets	(0.28%) [6]	1.49%	1.91%	1.96%	1.87%	1.77%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.29%) [6]	1.48%	1.91%	1.96%	—	—
Portfolio turnover	7%	24%	17%	22%	19%	21%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2016, Milliman Financial Risk Management LLC is responsible for the day-to-day management of the Fund’s managed risk strategy, replacing Lincoln Investment Advisors Corporation.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Global Allocation Managed Risk Funds–17

LVIP Global Growth Allocation Managed Risk Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
		LVIP Global Growth Allocation Managed Risk Fund Service Class
	Six Months Ended 6/30/21[1] (unaudited)	Year Ended
		12/31/20	12/31/19	12/31/18	12/31/17	12/31/16 [2]
Net asset value, beginning of period	$ 14.964	$ 14.562	$ 13.470	$ 14.763	$ 13.059	$ 12.713
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.042)	0.174	0.239	0.251	0.229	0.195
Net realized and unrealized gain (loss)	1.381	0.630	1.823	(1.220)	1.775	0.377
Total from investment operations	1.339	0.804	2.062	(0.969)	2.004	0.572
Less dividends and distributions from:
Net investment income	—	(0.280)	(0.294)	(0.324)	(0.300)	(0.226)
Net realized gain	—	(0.122)	(0.676)	—	—	—
Total dividends and distributions	—	(0.402)	(0.970)	(0.324)	(0.300)	(0.226)
Net asset value, end of period	$ 16.303	$ 14.964	$ 14.562	$ 13.470	$ 14.763	$ 13.059
Total return[4]	8.95%	5.59%	15.56%	(6.56%)	15.34%	4.49%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$7,944,538	$7,757,915	$8,302,212	$7,976,326	$9,144,310	$8,659,383
Ratio of expenses to average net assets[5]	0.54%	0.54%	0.55%	0.55%	0.54%	0.52%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.55%	0.55%	0.55%	0.55%	—	—
Ratio of net investment income (loss) to average net assets	(0.53%) [6]	1.24%	1.66%	1.71%	1.62%	1.52%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.54%) [6]	1.23%	1.66%	1.71%	—	—
Portfolio turnover	7%	24%	17%	22%	19%	21%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2016, Milliman Financial Risk Management LLC is responsible for the day-to-day management of the Fund’s managed risk strategy, replacing Lincoln Investment Advisors Corporation.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Global Allocation Managed Risk Funds–18

LVIP Global Allocation Managed Risk Funds
Notes to Financial Statements
June 30, 2021 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 105 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Global Conservative Allocation Managed Risk Fund, LVIP Global Moderate Allocation Managed Risk Fund and LVIP Global Growth Allocation Managed Risk Fund (each, a “Fund”, and collectively, the “Funds”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Funds are diversified management investment companies registered under the 1940 Act. Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold each Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
Each Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, including exchange-traded funds (“ETFs”), that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or unaffiliated managers (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. A significant portion of the Underlying Funds employ a passive investment style (i.e. index funds). In addition to investment company investments, the Funds may invest in individual securities, such as money market instruments, and employ an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Financial statements for the Underlying Funds can be found at www.sec.gov.
The investment objective of the LVIP Global Conservative Allocation Managed Risk Fund is to seek a high level of current income with some consideration given to growth of capital.
The investment objective of the LVIP Global Moderate Allocation Managed Risk Fund is to seek a balance between a high level of current income and growth of capital, with an emphasis on growth of capital.
The investment objective of the LVIP Global Growth Allocation Managed Risk Fund is to seek a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.
1. Significant Accounting Policies
Each Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, each Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Funds.
Security Valuation –ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Funds value Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Funds' federal income tax returns through the six months ended June 30, 2021 and for all open tax years (years ended December 31, 2017-December 31, 2020), and has concluded that no provision for federal income tax is required in the Funds' financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statements of Operations. During six months ended June 30, 2021, the Funds did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with each Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Funds do not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in
LVIP Global Allocation Managed Risk Funds–19

LVIP Global Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Funds report certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.
 The Funds declare and distribute dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
LIAC is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of each Fund's investment portfolio, including monitoring of each Fund's investment sub-adviser, and providing certain administrative services to each Fund.   For its services, LIAC receives a management fee at an annual rate of 0.25% of each Fund's average daily net assets.   LIAC has contractually agreed to waive a portion of its advisory fee for each Fund.   This agreement will continue at least through April 30, 2022, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LIAC.   The management fee, net of waivers, is calculated daily and paid monthly.   The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LIAC).
The waiver amount of each Fund’s average daily net assets are as follows:
LVIP Global Conservative Allocation Managed Risk Fund	LVIP Global Moderate Allocation Managed Risk Fund	LVIP Global Growth Allocation Managed Risk Fund
0.01%	0.015%	0.01%
Milliman Financial Risk Management LLC (the “Sub-Adviser”) is responsible for managing the Funds' managed risk strategy. For these services, LIAC, not the Funds, pays the Sub-Adviser a fee based on each Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Funds. For these services, the Funds reimburse Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statements of Operations. For the six months ended June 30, 2021, costs for these administrative and legal services were as follows:
	LVIP Global Conservative Allocation Managed Risk Fund	LVIP Global Moderate Allocation Managed Risk Fund	LVIP Global Growth Allocation Managed Risk Fund
Administrative	$35,367	$197,328	$242,284
Legal	5,625	31,382	38,531
Lincoln Life also provides certain contract holder and additional corporate services to the Funds. Each Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of each Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statements of Operations.
LVIP Global Allocation Managed Risk Funds–20

LVIP Global Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also prints and mails Fund documents on behalf of the Funds. The cost of these services is included in “Reports and statements to shareholders” on the Statements of Operations. The Funds reimburse Lincoln Life for the cost of these services. For the six months ended June 30, 2021, these fees were as follows:
	LVIP Global Conservative Allocation Managed Risk Fund	LVIP Global Moderate Allocation Managed Risk Fund	LVIP Global Growth Allocation Managed Risk Fund
Printing and mailing	$4,250	$23,898	$29,442
The Funds currently offer two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to their distribution and service plan, the Funds are authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fees are calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statements of Operations, the Funds indirectly bear the investment management fees and other expenses of the Underlying Funds in which they invest. Because each of the Underlying Funds has varied expense and fee levels, and the Funds may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At June 30, 2021, each Fund had liabilities payable to affiliates as follows:
	LVIP Global Conservative Allocation Managed Risk Fund	LVIP Global Moderate Allocation Managed Risk Fund	LVIP Global Growth Allocation Managed Risk Fund
Management fees payable to LIAC	$233,367	$1,288,801	$1,623,906
Distribution fees payable to LFD	223,611	1,321,582	1,636,008
Printing and mailing fees payable to Lincoln Life	4,250	23,898	29,442
Shareholder servicing fees payable to Lincoln Life	28,199	159,043	196,222
Certain officers and trustees of the Funds are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Funds. The Funds pay compensation to unaffiliated trustees.
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds or ETFs). Affiliated investments of each Fund and the corresponding investment activity for the six months ended June 30, 2021, were as follows:
LVIP Global Conservative Allocation Managed Risk Fund
	Value 12/31/20	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/21	Number of Shares 06/30/21	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-97.49%@
Equity Funds-29.43%@
✧✧LVIP Delaware Mid Cap Value Fund	$ 11,855,352	$ 6,214,932	$ 916,074	$ 37,067	$ 2,620,269	$ 19,811,546	468,004	$—	$—
✧✧LVIP MFS Value Fund	17,263,667	105,652	1,125,997	147,215	2,341,908	18,732,445	344,176	—	—
LVIP Global Allocation Managed Risk Funds–21

LVIP Global Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
LVIP Global Conservative Allocation Managed Risk Fund (continued)
	Value 12/31/20	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/21	Number of Shares 06/30/21	Dividends	Capital Gain Distributions
✧✧LVIP SSGA Large Cap 100 Fund	$ 42,042,700	$ 246,157	$ 8,704,975	$ 1,225,153	$ 7,497,490	$ 42,306,525	2,683,232	$—	$—
✧✧LVIP SSGA Mid-Cap Index Fund	24,170,611	135,958	4,986,051	1,311,828	2,623,994	23,256,340	1,551,975	—	—
✧✧LVIP SSGA Nasdaq-100 Index Fund	—	3,044,212	117,217	(1,897)	190,211	3,115,309	292,930	—	—
✧✧LVIP SSGA S&P 500 Index Fund	154,548,804	803,245	42,929,649	26,365,915	(6,522,315)	132,266,000	4,769,436	—	—
✧✧LVIP SSGA Small-Cap Index Fund	31,237,776	6,881,206	6,988,995	3,410,063	2,195,397	36,735,447	871,003	—	—
✧✧LVIP T. Rowe Price Growth Stock Fund	55,763,006	305,670	9,178,671	3,859,032	3,912,243	54,661,280	733,423	—	—
✧✧LVIP T. Rowe Price Structured Mid-Cap Growth Fund	12,372,268	4,567,087	870,200	3,205	1,334,908	17,407,268	433,999	—	—
Fixed Income Funds-55.27%@
✧✧LVIP BlackRock Inflation Protected Bond Fund	57,073,184	2,289,024	3,801,448	77,238	930,084	56,568,082	5,262,637	—	—
✧✧LVIP Delaware Bond Fund	247,902,494	18,917,732	15,029,602	(757,839)	(2,791,110)	248,241,675	17,481,808	—	—
✧✧LVIP JPMorgan High Yield Fund	37,125,233	270,043	2,403,156	31,488	1,819,326	36,842,934	3,298,087	—	—
✧✧LVIP PIMCO Low Duration Bond Fund	7,690,745	74,167	2,916,254	31,025	(23,660)	4,856,023	481,462	—	—
✧✧LVIP SSGA Bond Index Fund	56,738,439	3,718,949	7,926,875	(298,191)	(770,245)	51,462,077	4,343,891	—	—
✧✧LVIP SSGA Short-Term Bond Index Fund	7,686,785	465,907	469,675	(3,865)	6,387	7,685,539	736,657	—	—
✧✧LVIP Western Asset Core Bond Fund	247,544,383	20,208,711	14,974,346	(493,720)	(3,682,256)	248,602,772	23,450,879	—	—
Global Equity Fund-0.99%@
✧✧LVIP BlackRock Global Real Estate Fund	11,636,741	67,227	1,903,367	33,185	1,900,551	11,734,337	1,143,029	—	—
Global Fixed Income Fund-0.96%@
✧✧LVIP Global Income Fund	11,405,305	904,088	690,699	(13,785)	(310,182)	11,294,727	961,581	—	—
International Equity Funds-10.84%@
✧✧LVIP Loomis Sayles Global Growth Fund	11,841,690	544,433	1,652,351	343,474	832,085	11,909,331	686,931	—	—
✧✧LVIP MFS International Growth Fund	24,010,227	3,590,932	2,098,744	644,453	1,244,691	27,391,559	1,166,939	—	—
✧✧LVIP Mondrian International Value Fund	16,826,838	3,066,959	1,764,638	126,429	1,826,436	20,082,024	1,168,307	—	—
✧✧LVIP SSGA Developed International 150 Fund	11,986,587	67,227	2,550,839	270,078	1,403,922	11,176,975	1,276,639	—	—
✧✧LVIP SSGA Emerging Markets Equity Index Fund	15,723,789	15,371,730	8,962,767	(728,783)	837,911	22,241,880	1,567,765	—	—
LVIP Global Allocation Managed Risk Funds–22

LVIP Global Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
LVIP Global Conservative Allocation Managed Risk Fund (continued)
	Value 12/31/20	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/21	Number of Shares 06/30/21	Dividends	Capital Gain Distributions
✧✧LVIP SSGA International Index Fund	$ 44,578,011	$ 224,694	$ 12,647,880	$ 4,055,189	$ (656,465)	$ 35,553,549	3,150,514	$—	$—
Total	$1,159,024,635	$ 92,085,942	$155,610,470	$ 39,673,957	$ 18,761,580	$1,153,935,644		$ —	$ —

@ As a percentage of Net Assets as of June 30, 2021.
✧✧ Standard Class shares.
LVIP Global Moderate Allocation Managed Risk Fund
	Value 12/31/20	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/21	Number of Shares 06/30/21	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-97.69%@
Equity Funds-39.43%@
✧✧LVIP Delaware Mid Cap Value Fund	$ 129,089,339	$ 31,685,034	$ 8,602,722	$ 349,647	$ 26,519,992	$ 179,041,290	4,229,455	$—	$—
✧✧LVIP SSGA Large Cap 100 Fund	331,547,278	115,691	52,035,859	7,646,020	62,288,761	349,561,891	22,170,476	—	—
✧✧LVIP SSGA Mid-Cap Index Fund	131,580,520	44,497	22,532,281	5,990,448	15,690,537	130,773,721	8,726,975	—	—
✧✧LVIP SSGA Nasdaq-100 Index Fund	—	27,375,254	1,049,296	(13,367)	1,719,531	28,032,122	2,635,836	—	—
✧✧LVIP SSGA S&P 500 Index Fund	1,336,607,130	426,709	305,730,563	173,782,970	4,658,521	1,209,744,767	43,622,702	—	—
✧✧LVIP SSGA Small-Cap Index Fund	238,074,229	29,952,963	30,493,041	11,808,360	30,378,617	279,721,128	6,632,234	—	—
✧✧LVIP T. Rowe Price Growth Stock Fund	284,810,087	97,894	37,587,804	17,785,787	22,593,023	287,698,987	3,860,229	—	—
✧✧LVIP T. Rowe Price Structured Mid-Cap Growth Fund	134,706,975	23,162,502	8,167,364	230,891	13,464,792	163,397,796	4,073,844	—	—
Fixed Income Funds-35.88%@
✧✧LVIP BlackRock Inflation Protected Bond Fund	310,696,584	19,788,707	18,059,483	269,159	5,360,430	318,055,397	29,589,301	—	—
✧✧LVIP Delaware Bond Fund	721,864,673	77,148,054	42,042,477	(2,238,729)	(8,100,706)	746,630,815	52,579,635	—	—
✧✧LVIP JPMorgan High Yield Fund	152,841,603	4,787,504	8,740,790	35,574	7,740,771	156,664,662	14,024,229	—	—
✧✧LVIP PIMCO Low Duration Bond Fund	86,812,109	1,350,692	14,546,779	(48,267)	84,645	73,652,400	7,302,439	—	—
✧✧LVIP SSGA Bond Index Fund	327,381,593	28,145,427	40,741,522	(1,773,063)	(4,366,605)	308,645,830	26,052,657	—	—
✧✧LVIP SSGA Short-Term Bond Index Fund	36,307,271	3,303,908	2,131,019	(29,388)	40,956	37,491,728	3,593,571	—	—
✧✧LVIP Western Asset Core Bond Fund	723,458,866	81,205,183	42,042,477	(1,464,389)	(10,665,292)	750,491,891	70,794,443	—	—
Global Equity Fund-1.49%@
✧✧LVIP BlackRock Global Real Estate Fund	95,018,373	33,372	12,237,390	391,561	15,790,806	98,996,722	9,643,164	—	—
LVIP Global Allocation Managed Risk Funds–23

LVIP Global Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
LVIP Global Moderate Allocation Managed Risk Fund (continued)
	Value 12/31/20	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/21	Number of Shares 06/30/21	Dividends	Capital Gain Distributions
Global Fixed Income Fund-0.95%@
✧✧LVIP Global Income Fund	$ 62,085,062	$ 6,817,644	$ 3,611,897	$ (79,938)	$ (1,705,469)	$ 63,505,402	5,406,556	$—	$—
International Equity Funds-19.94%@
✧✧LVIP Loomis Sayles Global Growth Fund	128,934,860	6,595,441	14,541,300	2,720,491	10,236,978	133,946,470	7,726,047	—	—
✧✧LVIP MFS International Growth Fund	275,595,485	9,072,510	16,328,104	4,523,759	16,836,616	289,700,266	12,341,851	—	—
✧✧LVIP Mondrian International Value Fund	166,551,615	57,846	18,894,057	1,244,765	18,197,333	167,157,502	9,724,679	—	—
✧✧LVIP SSGA Developed International 150 Fund	161,813,793	1,637,257	20,297,946	1,044,084	21,822,437	166,019,625	18,962,836	—	—
✧✧LVIP SSGA Emerging Markets 100 Fund	67,187,612	22,249	12,346,181	978,801	7,379,231	63,221,712	6,554,189	—	—
✧✧LVIP SSGA Emerging Markets Equity Index Fund	204,028,392	66,768,788	13,820,119	(435,772)	13,982,219	270,523,508	19,068,408	—	—
✧✧LVIP SSGA International Index Fund	255,669,738	83,801	38,647,312	10,532,577	10,506,040	238,144,844	21,102,777	—	—
Total	$ 6,362,663,187	$419,678,927	$ 785,227,783	$ 233,251,981	$ 280,454,164	$ 6,510,820,476		$ —	$ —

@ As a percentage of Net Assets as of June 30, 2021.
✧✧ Standard Class shares.
LVIP Global Growth Allocation Managed Risk Fund
	Value 12/31/20	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/21	Number of Shares 06/30/21	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-97.52%@
Equity Funds-44.02%@
✧✧LVIP Delaware Mid Cap Value Fund	$ 78,560,008	$ 35,909,365	$ 6,429,918	$ 264,142	$ 17,710,752	$ 126,014,349	2,976,811	$—	$—
✧✧LVIP SSGA Large Cap 100 Fund	422,943,116	116,811	50,007,454	6,783,475	82,806,961	462,642,909	29,342,482	—	—
✧✧LVIP SSGA Mid-Cap Index Fund	320,302,157	85,733	55,610,317	15,000,369	37,874,236	317,652,178	21,198,010	—	—
✧✧LVIP SSGA Nasdaq-100 Index Fund	—	59,080,928	2,437,383	(34,693)	3,708,091	60,316,943	5,671,551	—	—
✧✧LVIP SSGA S&P 500 Index Fund	1,882,455,932	469,388	396,104,143	219,478,896	33,901,502	1,740,201,575	62,750,670	—	—
✧✧LVIP SSGA Small-Cap Index Fund	372,570,828	49,840,760	54,309,153	19,206,508	46,733,301	434,042,244	10,291,214	—	—
✧✧LVIP T. Rowe Price Growth Stock Fund	366,357,588	99,664	56,689,929	17,021,018	33,883,533	360,671,874	4,839,349	—	—
✧✧LVIP T. Rowe Price Structured Mid-Cap Growth Fund	81,982,288	30,782,826	6,141,671	240,239	8,311,173	115,174,855	2,871,546	—	—
LVIP Global Allocation Managed Risk Funds–24

LVIP Global Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
LVIP Global Growth Allocation Managed Risk Fund (continued)
	Value 12/31/20	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/21	Number of Shares 06/30/21	Dividends	Capital Gain Distributions
Fixed Income Funds-26.22%@
✧✧LVIP BlackRock Inflation Protected Bond Fund	$ 151,246,212	$ 12,175,022	$ 9,744,730	$ 67,920	$ 2,687,354	$ 156,431,778	14,553,147	$—	$—
✧✧LVIP Delaware Bond Fund	733,622,962	90,865,408	47,359,390	(2,514,390)	(7,996,495)	766,618,095	53,987,190	—	—
✧✧LVIP JPMorgan High Yield Fund	207,546,736	9,920,755	13,155,386	29,528	10,579,665	214,921,298	19,239,217	—	—
✧✧LVIP PIMCO Low Duration Bond Fund	44,231,531	602,162	18,335,972	216,265	(170,110)	26,543,876	2,631,754	—	—
✧✧LVIP SSGA Bond Index Fund	225,525,541	22,086,990	45,530,491	(1,913,010)	(2,539,034)	197,629,996	16,681,860	—	—
✧✧LVIP SSGA Short-Term Bond Index Fund	20,224,461	2,181,056	1,315,539	7,094	(881)	21,096,191	2,022,064	—	—
✧✧LVIP Western Asset Core Bond Fund	735,231,154	95,019,145	47,359,390	(1,643,471)	(10,663,826)	770,583,612	72,689,710	—	—
Global Equity Fund-1.48%@
✧✧LVIP BlackRock Global Real Estate Fund	115,642,672	1,036,045	14,753,597	2,165,342	17,636,510	121,726,972	11,857,293	—	—
Global Fixed Income Fund-0.95%@
✧✧LVIP Global Income Fund	75,560,328	9,577,592	4,872,365	(105,967)	(2,073,886)	78,085,702	6,647,855	—	—
International Equity Funds-24.85%@
✧✧LVIP Loomis Sayles Global Growth Fund	156,932,224	8,796,033	16,830,473	3,082,951	12,717,679	164,698,414	9,499,822	—	—
✧✧LVIP MFS International Growth Fund	376,190,750	19,670,613	23,656,575	5,595,682	23,761,834	401,562,304	17,107,413	—	—
✧✧LVIP Mondrian International Value Fund	210,499,293	3,134,114	14,818,525	325,529	24,419,138	223,559,549	13,005,966	—	—
✧✧LVIP SSGA Developed International 150 Fund	222,357,406	60,013	31,301,104	2,878,134	28,642,711	222,637,160	25,429,716	—	—
✧✧LVIP SSGA Emerging Markets 100 Fund	81,779,400	21,433	14,253,629	1,547,324	8,642,335	77,736,863	8,058,974	—	—
✧✧LVIP SSGA Emerging Markets Equity Index Fund	248,335,032	78,576,637	18,478,619	(526,609)	16,576,407	324,482,848	22,871,844	—	—
✧✧LVIP SSGA International Index Fund	647,625,425	171,466	75,629,122	17,268,458	36,946,257	626,382,484	55,505,758	—	—
Total	$ 7,777,723,044	$530,279,959	$1,025,124,875	$ 304,440,734	$ 424,095,207	$ 8,011,414,069		$ —	$ —

@ As a percentage of Net Assets as of June 30, 2021.
✧✧ Standard Class shares.
LVIP Global Allocation Managed Risk Funds–25

LVIP Global Allocation Managed Risk Funds
Notes to Financial Statements (continued)
3. Investments
For the six months ended June 30, 2021, each Fund made purchases and sales of investment securities other than short-term investments as follows:
	LVIP Global Conservative Allocation Managed Risk Fund	LVIP Global Moderate Allocation Managed Risk Fund	LVIP Global Growth Allocation Managed Risk Fund
Purchases	$ 92,085,941	$419,678,927	$ 530,279,961
Sales	155,610,469	785,227,782	1,025,124,877
At June 30, 2021, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2021, the cost and unrealized appreciation (depreciation) of investments were as follows:
	LVIP Global Conservative Allocation Managed Risk Fund	LVIP Global Moderate Allocation Managed Risk Fund	LVIP Global Growth Allocation Managed Risk Fund
Cost of investments and derivatives	$911,176,147	$4,628,839,174	$5,530,347,504
Aggregate unrealized appreciation of investments and derivatives	$271,877,693	$2,025,599,407	$2,674,627,523
Aggregate unrealized depreciation of investments and derivatives	—	—	—
Net unrealized appreciation of investments and derivatives	$271,877,693	$2,025,599,407	$2,674,627,523
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Assets and Liabilities are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2021.
U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including each Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP Global Allocation Managed Risk Funds–26

LVIP Global Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 3. Investments (continued)
The following tables summarize the valuation of each Fund's investments by fair value hierarchy levels as of June 30, 2021:
Level 1	LVIP Global Conservative Allocation Managed Risk Fund	LVIP Global Moderate Allocation Managed Risk Fund	LVIP Global Growth Allocation Managed Risk Fund
Investments:
Assets:
Affiliated Investment Companies	$1,153,935,644	$6,510,820,476	$8,011,414,069
Unaffiliated Investment Companies	29,118,196	143,618,105	193,560,958
Total Investments	$1,183,053,840	$6,654,438,581	$8,204,975,027
Derivatives:
Assets:
Futures Contracts	$ 216,485	$ 1,348,993	$ 1,579,469
Derivatives:
Liabilities:
Futures Contracts	$ (270,125)	$ (1,882,415)	$ (2,689,631)
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	LVIP Global Conservative Allocation Managed Risk Fund		LVIP Global Moderate Allocation Managed Risk Fund		LVIP Global Growth Allocation Managed Risk Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	6/30/21	12/31/20	6/30/21	12/31/20	6/30/21	12/31/20
Shares sold:
Standard Class	251,828	678,231	618,066	1,775,325	541,023	1,544,533
Service Class	1,365,778	3,552,630	2,795,149	6,894,968	1,973,155	3,294,216
Shares reinvested:
Standard Class	—	252,236	—	499,899	—	490,355
Service Class	—	2,882,709	—	12,849,918	—	14,093,312
	1,617,606	7,365,806	3,413,215	22,020,110	2,514,178	19,422,416
Shares redeemed:
Standard Class	(338,993)	(867,968)	(1,068,455)	(2,751,293)	(730,893)	(2,034,837)
Service Class	(5,489,273)	(11,533,141)	(25,017,448)	(50,345,277)	(33,099,611)	(69,069,778)
	(5,828,266)	(12,401,109)	(26,085,903)	(53,096,570)	(33,830,504)	(71,104,615)
Net decrease	(4,210,660)	(5,035,303)	(22,672,688)	(31,076,460)	(31,316,326)	(51,682,199)
5. Line of Credit
The Funds, along with other funds in the Trust (“Participants”), are participants in a $300,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 16, 2022.
LVIP Global Allocation Managed Risk Funds–27

LVIP Global Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 5. Line of Credit (continued)
The Funds had no amounts outstanding as of June 30, 2021, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–Each Fund may use futures contracts in the normal course of pursuing its investment objectives and strategies. Each Fund may invest in futures contracts to hedge the Funds' existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Funds' investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, each Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, each Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by each Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2021, each Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool and to hedge currency risks associated with the Fund’s investments.
Fair values of derivative instruments as of June 30, 2021 were as follows:
LVIP Global Conservative Allocation Managed Risk Fund
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Equity contracts)*	Variation margin due to broker on futures contracts	$216,485	Variation margin due to broker on futures contracts	$(142,585)
Futures contracts (Currency contracts)*	Variation margin due to broker on futures contracts	—	Variation margin due to broker on futures contracts	(127,540)
Total		$216,485		$(270,125)

*	Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2021. Only variation margin is reported on the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2021 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$4,498,836	$(583,130)
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	19,462	(191,584)
Total		$4,518,298	$(774,714)
LVIP Global Allocation Managed Risk Funds–28

LVIP Global Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 6. Derivatives (continued)
Fair values of derivative instruments as of June 30, 2021 were as follows:
LVIP Global Moderate Allocation Managed Risk Fund
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Equity contracts)*	Variation margin due to broker on futures contracts	$1,348,993	Variation margin due to broker on futures contracts	$ (979,469)
Futures contracts (Currency contracts)*	Variation margin due to broker on futures contracts	—	Variation margin due to broker on futures contracts	(902,946)
Total		$1,348,993		$(1,882,415)

*	Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2021. Only variation margin is reported on the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2021 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(14,926,774)	$(4,032,113)
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	387,776	(1,360,570)
Total		$(14,538,998)	$(5,392,683)
Fair values of derivative instruments as of June 30, 2021 were as follows:
LVIP Global Growth Allocation Managed Risk Fund
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Equity contracts)*	Variation margin due to broker on futures contracts	$1,579,469	Variation margin due to broker on futures contracts	$(1,319,721)
Futures contracts (Currency contracts)*	Variation margin due to broker on futures contracts	—	Variation margin due to broker on futures contracts	(1,369,910)
Total		$1,579,469		$(2,689,631)

*	Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2021. Only variation margin is reported on the Statement of Assets and Liabilities.
LVIP Global Allocation Managed Risk Funds–29

LVIP Global Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 6. Derivatives (continued)
The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2021 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(3,437,380)	$(4,949,699)
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	332,786	(2,064,199)
Total		$(3,104,594)	$(7,013,898)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by each Fund during the six months ended June 30, 2021.
	Long Derivative Volume	Short Derivative Volume
	Futures Contracts (Average Notional Value)	Futures Contracts (Average Notional Value)
LVIP Global Conservative Allocation Managed Risk Fund	$ 34,223,659	$—
LVIP Global Moderate Allocation Managed Risk Fund	224,727,112	—
LVIP Global Growth Allocation Managed Risk Fund	297,467,937	—
7. Risk Factors
Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds' investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Funds' portfolio investments.
8. Contractual Obligations
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown; however, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Funds financial statements.
LVIP Global Allocation Managed Risk Funds–30

LVIP Global Allocation Managed Risk Funds
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Funds have established a liquidity risk management program to govern their approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Funds' investment adviser. The Funds' Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting each Fund's compliance with limits on investments in illiquid assets and mitigating the risk that a Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Fund's liquidity and the periodic classification and re-classification of a Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 8-9, 2021, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2020 through December 31, 2020. During the period covered by the report, there was one liquidity event due to an extended Taiwanese foreign holiday in February 2020 that caused the LVIP SSGA Emerging Markets Equity Index Fund to classify its Taiwanese securities as illiquid for one day, which caused the Fund to exceed the 15% limit on illiquid securities on that day. The LVIP SSGA Emerging Markets Equity Index Fund was under the 15% limitation the following business day, and there was no impact on the Funds ability to timely meet redemptions. There were no additional liquidity events that impacted the Funds or their respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Funds' liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to each Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP Global Allocation Managed Risk Funds–31

LVIP Global Income Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2021

LVIP Global Income Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Global Income Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2021 to June 30, 2021
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021 to June 30, 2021.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/21	Ending Account Value 6/30/21	Annualized Expense Ratio	Expenses Paid During Period 1/1/21 to 6/30/21*
Actual
Standard Class Shares	$1,000.00	$971.90	0.68%	$3.32
Service Class Shares	1,000.00	970.60	0.93%	4.54
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.40	0.68%	$3.41
Service Class Shares	1,000.00	1,020.20	0.93%	4.66

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Global Income Fund–1

LVIP Global Income Fund
Security Type/Country Allocations and Credit Quality Ratings (unaudited)
As of June 30, 2021
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Agency Collateralized Mortgage Obligations	0.76%
Agency Mortgage-Backed Securities	0.49%
Corporate Bonds	3.94%
Municipal Bonds	0.20%
Non-Agency Asset-Backed Securities	1.89%
Non-Agency Collateralized Mortgage Obligations	0.29%
Non-Agency Commercial Mortgage-Backed Securities	0.36%
Loan Agreements	0.78%
Sovereign Bonds	45.40%
Supranational Banks	3.40%
U.S. Treasury Obligations	36.11%
Common Stock	0.02%
Rights	0.00%
Warrants	0.00%
Exchange-Traded Fund	0.35%
Money Market Fund	5.19%
Total Investments	99.18%
Receivables and Other Assets Net of Liabilities	0.82%
Net Assets	100.00%

Country*	Percentage of Net Assets
Australia	1.67%
Austria	0.84%
Brazil	0.46%
Byelorussian Ssr	0.03%
Canada	0.01%
Cayman Islands	0.94%
Chile	0.03%
China	0.11%
Colombia	0.03%
Dominican Republic	0.02%
Egypt	0.03%
Finland	0.98%
France	3.40%
Germany	3.26%
Ghana	0.24%
Hong Kong	0.03%
Hungary	0.02%
India	0.50%
Indonesia	1.35%
Iraq	0.03%
Ireland	0.18%
Italy	5.38%
Japan	12.06%
Kazakhstan	0.03%
Luxembourg	1.80%
Macau	0.01%
Malaysia	0.70%
Mexico	4.06%
Netherlands	3.49%
Norway	0.38%
Peru	0.03%
Philippines	1.60%
Country*	Percentage of Net Assets
Poland	0.02%
Republic of Korea	2.10%
Russia	0.03%
Singapore	3.07%
South Africa	0.03%
Spain	0.04%
Sweden	0.58%
Switzerland	0.07%
Togo	0.03%
Tunisia	0.02%
Turkey	0.03%
Ukraine	0.03%
United Kingdom	1.81%
United States	42.06%
Uruguay	0.02%
Total	93.64%

*	Allocation includes all investments except for short-term investments and money market fund.

Credit Quality Ratings (as a % of fixed income investments)#
U.S. Government	39.91%
AAA	15.83%
AA	8.38%
A	12.20%
BBB	11.18%
BB	1.21%
B	1.10%
CCC	0.04%
Non-Rated	10.15%
Total	100.00%

#	For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s Rating Services (“S&P”) or Moody’s Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.

LVIP Global Income Fund–2

LVIP Global Income Fund
Statement of Net Assets
June 30, 2021 (unaudited)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.76%
•Fannie Mae Connecticut Avenue Securities
4.44% (LIBOR01M + 4.35%) 5/25/29	234,715	$ 245,481
Series 2013-C01 M2 5.34% (LIBOR01M + 5.25%) 10/25/23	222,040	232,040
Series 2014-C02 1M2 2.69% (LIBOR01M + 2.60%) 5/25/24	295,998	297,652
Series 2014-C03 1M2 3.09% (LIBOR01M + 3.00%) 7/25/24	304,404	306,533
Series 2014-C03 2M2 2.99% (LIBOR01M + 2.90%) 7/25/24	118,462	121,006
Series 2014-C04 1M2 4.99% (LIBOR01M + 4.90%) 11/25/24	163,310	169,024
Series 2014-C04 2M2 5.09% (LIBOR01M + 5.00%) 11/25/24	99,138	101,493
Series 2015-C01 1M2 4.39% (LIBOR01M + 4.30%) 2/25/25	133,792	136,842
Series 2015-C01 2M2 4.64% (LIBOR01M + 4.55%) 2/25/25	21,388	21,544
Series 2015-C02 1M2 4.09% (LIBOR01M + 4.00%) 5/25/25	232,803	237,925
Series 2015-C02 2M2 4.09% (LIBOR01M + 4.00%) 5/25/25	54,089	54,647
Series 2015-C03 1M2 5.09% (LIBOR01M + 5.00%) 7/25/25	76,224	78,338
Series 2015-C03 2M2 5.09% (LIBOR01M + 5.00%) 7/25/25	77,530	78,705
Series 2016-C01 2M2 7.04% (LIBOR01M + 6.95%) 8/25/28	182,552	194,260
Series 2016-C04 1M2 4.34% (LIBOR01M + 4.25%) 1/25/29	134,929	140,676
Series 2016-C05 2M2 4.54% (LIBOR01M + 4.45%) 1/25/29	149,581	156,381
Series 2016-C06 1M2 4.34% (LIBOR01M + 4.25%) 4/25/29	102,059	106,288
Series 2017-C05 1M2 2.29% (LIBOR01M + 2.20%) 1/25/30	357,379	362,800
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Freddie Mac REMICs Series 4402 PE 3.50% 3/15/43	15,458	$ 15,643
•Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2014-DN2 M3 3.69% (LIBOR01M + 3.60%) 4/25/24	164,720	167,104
Series 2014-DN3 M3 4.09% (LIBOR01M + 4.00%) 8/25/24	69,720	71,223
Series 2014-HQ1 M3 4.19% (LIBOR01M + 4.10%) 8/25/24	88,528	89,637
Series 2014-HQ2 M3 3.84% (LIBOR01M + 3.75%) 9/25/24	493,074	505,844
Series 2015-DNA1 M3 3.39% (LIBOR01M + 3.30%) 10/25/27	133,756	135,753
Series 2015-DNA2 M3 3.99% (LIBOR01M + 3.90%) 12/25/27	417,432	424,095
Series 2015-HQ2 M3 3.34% (LIBOR01M + 3.25%) 5/25/25	146,169	148,586
Series 2015-HQA1 M3 4.79% (LIBOR01M + 4.70%) 3/25/28	178,733	184,338
Series 2016-DNA1 M3 5.64% (LIBOR01M + 5.55%) 7/25/28	389,111	407,759
Series 2016-DNA2 M3 4.74% (LIBOR01M + 4.65%) 10/25/28	348,244	363,765
Series 2016-HQA2 M3 5.24% (LIBOR01M + 5.15%) 11/25/28	210,754	220,657
Series 2017-HQA3 M2 2.44% (LIBOR01M + 2.35%) 4/25/30	251,036	255,785
Total Agency Collateralized Mortgage Obligations (Cost $6,217,524)		6,031,824
AGENCY MORTGAGE-BACKED SECURITIES–0.49%
•Fannie Mae ARM
1.77% (LIBOR12M + 1.31%) 10/1/37	9,029	9,312
1.81% (LIBOR06M + 1.56%) 11/1/34	14,895	15,007
1.81% (LIBOR12M + 1.49%) 4/1/38	18,773	18,948
1.88% (LIBOR12M + 1.38%) 9/1/33	71,900	72,181
1.95% (LIBOR12M + 1.70%) 5/1/36	1,370	1,385
LVIP Global Income Fund–3

LVIP Global Income Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
•Fannie Mae ARM (continued)
2.04% (LIBOR12M + 1.66%) 2/1/35	8,751	$ 9,220
2.06% (LIBOR12M + 1.36%) 11/1/37	13,481	14,091
2.09% (LIBOR12M + 1.84%) 5/1/38	12,820	12,853
2.13% (LIBOR12M + 1.75%) 3/1/35	10,301	10,307
2.17% (H15T1Y + 2.00%) 9/1/34	40,387	40,571
2.24% (H15T1Y + 2.12%) 10/1/32	17,500	17,509
2.25% (LIBOR12M + 1.84%) 1/1/37	2,036	2,127
2.27% (H15T1Y + 2.12%) 7/1/34	14,004	14,145
2.29% (LIBOR12M + 1.94%) 1/1/37	28,505	29,075
2.34% (H15T1Y + 2.21%) 4/1/34	116,309	117,902
2.58% (H15T1Y + 2.21%) 9/1/33	31,373	31,272
2.59% (H15T1Y + 2.26%) 6/1/35	212,528	212,199
2.64% (LIBOR12M + 1.86%) 6/1/36	11,416	12,123
Fannie Mae S.F. 15 yr TBA 2.00% 7/1/36	2,547,000	2,627,041
•Freddie Mac ARM
1.83% (LIBOR06M + 1.58%) 1/1/36	4,137	4,307
2.08% (LIBOR12M + 1.83%) 4/1/38	28,617	28,713
2.12% (LIBOR12M + 1.87%) 5/1/38	266,906	268,664
2.21% (LIBOR12M + 1.87%) 5/1/38	5,327	5,429
2.38% (H15T1Y + 2.25%) 3/1/34	2,106	2,161
2.38% (H15T1Y + 2.25%) 10/1/34	5,445	5,447
2.41% (H15T1Y + 2.28%) 1/1/35	77,241	78,069
2.45% (LIBOR12M + 2.08%) 11/1/36	6,503	6,961
2.46% (H15T1Y + 2.23%) 1/1/35	73,192	77,764
2.53% (H15T1Y + 2.41%) 11/1/33	4,754	4,911
2.59% (H15T1Y + 2.37%) 8/1/31	6,901	6,947
2.59% (H15T1Y + 2.44%) 4/1/30	25,981	26,038
		Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
•Freddie Mac ARM (continued)
2.83% (H15T1Y + 2.45%) 7/1/36		57,089	$ 57,244
Total Agency Mortgage-Backed Securities (Cost $3,867,402)			3,839,923
ΔCORPORATE BONDS–3.94%
Chile–0.03%
Cencosud 4.38% 7/17/27		200,000	218,652
			218,652
China–0.11%
Alibaba Group Holding 3.60% 11/28/24		400,000	435,200
Tencent Holdings
1.81% 1/26/26		200,000	203,094
2.99% 1/19/23		200,000	206,894
			845,188
France–0.09%
μBNP Paribas 2.22% 6/9/26		200,000	206,121
Dexia Credit Local 2.38% 9/20/22		300,000	307,371
μSociete Generale 1.79% 6/9/27		200,000	199,514
			713,006
Germany–0.33%
Kreditanstalt fuer Wiederaufbau 2.60% 6/20/37	JPY	200,000,000	2,513,523
TUI Cruises GmbH 6.50% 5/15/26	EUR	100,000	123,077
			2,636,600
Hong Kong–0.03%
Studio City Finance 6.00% 7/15/25		200,000	209,850
			209,850
Italy–0.02%
μUniCredit 1.98% 6/3/27		200,000	199,252
			199,252
Japan–0.02%
Takeda Pharmaceutical 2.05% 3/31/30		200,000	198,416
			198,416
Macau–0.01%
Wynn Macau 5.63% 8/26/28		100,000	104,250
			104,250

LVIP Global Income Fund–4

LVIP Global Income Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
Mexico–0.00%
Petroleos Mexicanos 6.88% 10/16/25	40,000	$ 44,280
		44,280
Netherlands–0.13%
Braskem Netherlands Finance 4.50% 1/31/30	300,000	312,576
Clear Channel International 6.63% 8/1/25	200,000	210,166
EDP Finance 1.71% 1/24/28	200,000	198,106
InterGen 7.00% 6/30/23	200,000	198,500
OI European Group 4.00% 3/15/23	100,000	103,035
		1,022,383
Norway–0.03%
Equinor 1.75% 1/22/26	200,000	205,953
		205,953
Philippines–0.03%
BDO Unibank 2.95% 3/6/23	200,000	206,560
		206,560
Republic of Korea–0.12%
Harvest Operations 4.20% 6/1/23	100,000	106,460
Korea East-West Power 3.88% 7/19/23	200,000	213,068
Shinhan Bank 1.38% 10/21/26	200,000	200,216
SK Hynix 1.50% 1/19/26	400,000	394,568
		914,312
South Africa–0.00%
@K2016470219 South Africa PIK 3.00% 12/31/22	102,161	102
		102
Spain–0.04%
Banco Santander 5.18% 11/19/25	300,000	342,853
		342,853
Switzerland–0.07%
Credit Suisse Group Funding Guernsey 4.55% 4/17/26	300,000	339,784
Oriflame Investment Holding 5.13% 5/4/26	200,000	205,060
		544,844
United Kingdom–0.40%
AstraZeneca 0.70% 4/8/26	300,000	292,089
BP Capital Markets 3.51% 3/17/25	400,000	437,568
Coca-Cola European Partners 1.50% 1/15/27	200,000	198,913
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United Kingdom (continued)
μHSBC Holdings
1.65% 4/18/26	300,000	$ 304,022
2.01% 9/22/28	300,000	301,022
2.85% 6/4/31	400,000	415,267
Imperial Brands Finance 4.25% 7/21/25	400,000	440,659
International Game Technology 4.13% 4/15/26	200,000	208,250
Royalty Pharma 1.75% 9/2/27	100,000	98,419
Vodafone Group 4.13% 5/30/25	400,000	446,468
		3,142,677
United States–2.48%
AbbVie 3.45% 3/15/22	600,000	610,118
Altria Group 2.35% 5/6/25	200,000	209,095
American Airlines 5.50% 4/20/26	100,000	105,875
@Anagram International 10.00% 8/15/26	12,083	12,083
Anheuser-Busch InBev Worldwide 3.65% 2/1/26	300,000	331,255
Anthem 1.50% 3/15/26	400,000	404,494
Apache 4.63% 11/15/25	100,000	108,000
AT&T
2.30% 6/1/27	200,000	206,861
3.95% 1/15/25	400,000	441,449
Avon Products 6.50% 3/15/23	200,000	215,075
μBank of America 3.55% 3/5/24	500,000	525,338
Bayer US Finance 3.88% 12/15/23	200,000	214,192
Bayer US Finance II 4.25% 12/15/25	200,000	222,869
Berkshire Hathaway Energy 4.05% 4/15/25	400,000	444,136
Boeing 2.20% 2/4/26	300,000	302,867
BP Capital Markets America 3.41% 2/11/26	100,000	109,406
Bristol-Myers Squibb 2.75% 2/15/23	200,000	207,465
Capital One Financial 4.20% 10/29/25	300,000	335,005
Caterpillar Financial Services 1.45% 5/15/25	100,000	102,471
CCO Holdings Capital 4.00% 3/1/23	200,000	201,750
Cheniere Corpus Christi Holdings 5.88% 3/31/25	170,000	194,832
Chevron 1.55% 5/11/25	200,000	204,939
Cigna 1.25% 3/15/26	500,000	501,464
μCitigroup 2.57% 6/3/31	600,000	616,813
Clear Channel Outdoor Holdings 7.75% 4/15/28	100,000	104,752

LVIP Global Income Fund–5

LVIP Global Income Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
CommScope Technologies 6.00% 6/15/25	100,000	$ 102,125
Crown Americas 4.50% 1/15/23	200,000	209,500
CVS Health 2.88% 6/1/26	500,000	537,019
Delta Air Lines 4.50% 10/20/25	200,000	214,924
DISH DBS
5.88% 7/15/22	100,000	104,320
5.88% 11/15/24	200,000	214,750
Dominion Energy 3.90% 10/1/25	300,000	331,727
Duke Energy 2.45% 6/1/30	100,000	101,112
EI du Pont de Nemours and Co 1.70% 7/15/25	200,000	205,106
Energy Transfer Operating 4.75% 1/15/26	300,000	337,743
EnLink Midstream Partners 4.40% 4/1/24	200,000	210,000
Enterprise Products Operating 3.75% 2/15/25	300,000	327,231
Exelon 3.40% 4/15/26	500,000	544,417
Fiserv 2.25% 6/1/27	190,000	197,093
Flex 3.75% 2/1/26	300,000	328,090
Genting New York 3.30% 2/15/26	200,000	201,892
Goldman Sachs Group 3.75% 2/25/26	300,000	331,888
Hawaiian Brand Intellectual Property 5.75% 1/20/26	150,000	161,042
Honeywell International 1.35% 6/1/25	200,000	203,688
JPMorgan Chase & Co. 3.38% 5/1/23	300,000	315,796
Kinder Morgan 4.30% 6/1/25	400,000	445,359
Manitowoc 9.00% 4/1/26	100,000	108,500
Mauser Packaging Solutions Holding 5.50% 4/15/24	100,000	101,000
Metropolitan Life Global Funding
3.38% 1/11/22	200,000	203,335
3.88% 4/11/22	300,000	308,581
Morgan Stanley
μ2.19% 4/28/26	200,000	207,660
4.35% 9/8/26	300,000	339,680
MPLX 4.88% 6/1/25	400,000	451,532
Navistar International 9.50% 5/1/25	100,000	107,200
NCL 5.88% 3/15/26	200,000	209,500
Netflix
3.63% 6/15/25	100,000	107,384
5.75% 3/1/24	200,000	224,500
Occidental Petroleum 3.45% 7/15/24	200,000	204,000
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Owens-Brockway Glass Container 5.88% 8/15/23	100,000	$ 107,837
•Party City Holdings 5.75% (LIBOR06M + 5.00%) 7/15/25	21,765	20,677
Providence Service 5.88% 11/15/25	100,000	107,000
Quest Diagnostics 2.80% 6/30/31	400,000	417,532
Sabine Pass Liquefaction 5.75% 5/15/24	100,000	112,219
Sanchez Energy 7.75% 6/15/21	150,000	3,000
Sprint Spectrum
3.36% 3/20/23	12,500	12,569
4.74% 3/20/25	281,250	301,742
SVB Financial Group 3.13% 6/5/30	100,000	106,427
T-Mobile USA 3.50% 4/15/25	400,000	433,538
TransDigm 6.25% 3/15/26	100,000	105,500
TWDC Enterprises 3.15% 9/17/25	200,000	217,573
United Airlines 4.38% 4/15/26	100,000	103,518
♦United Airlines Pass Through Trust 4.88% 7/15/27	48,525	51,455
Univision Communications 5.13% 2/15/25	300,000	306,060
Valero Energy 2.85% 4/15/25	300,000	318,097
Verizon Communications 1.45% 3/20/26	400,000	403,402
VICI Properties 3.50% 2/15/25	400,000	407,896
Walt Disney 1.75% 1/13/26	200,000	205,643
μWells Fargo & Co. 2.19% 4/30/26	400,000	415,277
Williams
3.50% 11/15/30	100,000	109,144
4.00% 9/15/25	100,000	110,717
Willis North America 2.95% 9/15/29	100,000	105,002
		19,612,123
Total Corporate Bonds (Cost $30,916,172)		31,161,301
MUNICIPAL BONDS–0.20%
City & County Honolulu Wastewater System Revenue (Refunding Taxable Junior Second Bond) B 2.23% 7/1/24	125,000	130,798
Massachusetts State College Building Authority (Revenue Refunding Taxable Series C) 2.26% 5/1/26	135,000	142,242

LVIP Global Income Fund–6

LVIP Global Income Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
MUNICIPAL BONDS (continued)
Metropolitan Transportation Authority
4.00% 11/15/45	75,000	$ 87,549
5.00% 9/1/22	390,000	411,370
San Jose California Redevelopment Agency Successor Agency
Senior Series A-T 2.48% 8/1/21	90,000	90,163
Senior Series A-T 2.63% 8/1/22	300,000	307,450
State of Illinois 5.10% 6/1/33	100,000	117,584
State of New Jersey (Covid 19 Emergency) Series A GO 3.00% 6/1/32	65,000	73,824
Texas State University System (Financing Revenue Refunding Taxable System Series B) 2.35% 3/15/26	250,000	264,095
Total Municipal Bonds (Cost $1,537,758)		1,625,075
NON-AGENCY ASSET-BACKED SECURITIES–1.89%
•American Express Credit Account Master Trust Series 2018-9 A 0.45% (LIBOR01M + 0.38%) 4/15/26	750,000	753,841
American Homes 4 Rent Series 2015-SFR1 A 3.47% 4/17/52	310,137	326,063
•Apidos CLO Series 2021-35A A 1.25% (LIBOR03M + 1.05%) 4/20/34	784,000	784,562
•Ares European CLO 0.92% (EURIBOR03M + 0.92%) 4/17/32	250,000	296,581
•Bain Capital Credit CLO Series 2020-4A B 2.14% (LIBOR03M + 1.95%) 10/20/33	250,000	250,651
•BCC Middle Market CLO Series 2018-1A A2 2.34% (LIBOR03M + 2.15%) 10/20/30	250,000	250,018
•Blackrock European CLO Series 9A A 0.90% (EURIBOR03M + 0.90%) 12/15/32	250,000	296,451
•BlueMountain Fuji EUR CLO Series 5A B 1.55% (EURIBOR03M + 1.55%) 1/15/33	250,000	296,823
Capital One Multi-Asset Execution Trust Series 2017-A6 A6 2.29% 7/15/25	600,000	615,134
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Carlyle GMS Finance MM CLO Series 2015-1A A2R 2.38% (LIBOR03M + 2.20%) 10/15/31	250,000	$ 250,019
•Carlyle US CLO Series 2021-1A A1 1.33% (LIBOR03M + 1.14%) 4/15/34	726,000	725,139
CF Hippolyta Series 2020-1 A1 1.69% 7/15/60	124,069	126,071
•Discover Card Execution Note Trust Series 2017-A1 A1 0.56% (LIBOR01M + 0.49%) 7/15/24	750,000	751,992
•Dryden 44 Euro CLO Series 2015-44A A1RR 0.88% (EURIBOR03M + 0.88%) 4/15/34	813,000	962,371
•Dryden 45 Senior Loan Fund Series 2016-45A A2R 1.58% (LIBOR03M + 1.40%) 10/15/30	1,000,000	1,000,077
FirstKey Homes Trust Series 2020-SFR2 A 1.27% 10/19/37	169,625	169,352
•GoldentTree Loan Management Series 2021-9A A 1.19% (LIBOR03M + 1.07%) 1/20/33	639,000	639,102
•Holland Park CLO Series 1A A1RR 0.92% (EURIBOR03M + 0.92%) 11/14/32	700,000	830,749
•Long Point Park CLO Series 2017-1A B 1.89% (LIBOR03M + 1.70%) 1/17/30	300,000	297,665
•Madison Park Funding Series 2014-14A BRR 1.88% (LIBOR03M + 1.70%) 10/22/30	250,000	250,014
•Magnetite Series 2021-29A A 1.09% (LIBOR03M + 0.99%) 1/15/34	885,000	884,646
•Mill City Mortgage Loan Trust
Series 2017-3 A1 2.75% 1/25/61	199,359	202,415
Series 2018-1 A1 3.25% 5/25/62	242,007	248,279
Series 2018-4 A1B 3.50% 4/25/66	275,484	287,272
•Octagon Investment Partners Series 2018-1A A1B 1.29% (LIBOR03M + 1.10%) 1/20/31	250,000	248,465

LVIP Global Income Fund–7

LVIP Global Income Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•OHA Credit Partners VII Series 2012-7A AR3 1.23% (LIBOR03M + 1.07%) 2/20/34	726,000	$ 726,198
•RAAC Trust Series 2004-SP1 AII 0.79% (LIBOR01M + 0.70%) 3/25/34	70,001	68,254
•RR 14 Series 2021-14A A1 1.22% (LIBOR03M + 1.12%) 4/15/36	950,000	950,169
•Sculptor CLO XXV Series 25A A1 1.41% (LIBOR03M + 1.27%) 1/15/31	435,000	434,145
•Towd Point Mortgage Trust
Series 2017-1 A1 2.75% 10/25/56	280,542	284,835
Series 2018-3 A1 3.75% 5/25/58	349,221	368,098
Series 2018-4 A1 3.00% 6/25/58	262,235	272,603
Series 2019-1 A1 3.72% 3/25/58	70,941	74,714
Total Non-Agency Asset-Backed Securities (Cost $14,718,936)		14,922,768
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.29%
•BRAVO Residential Funding Trust Series 2019-2 A3 3.50% 10/25/44	229,772	235,768
♦•CHL Mortgage Pass-Through Trust Series 2004-11 2A1 2.02% 7/25/34	39,388	39,092
•CSMC Trust Series 2014-IVR3 A1 3.50% 7/25/44	31,378	31,461
•HarborView Mortgage Loan Trust Series 2004-1 3A 2.37% 4/19/34	95,888	94,810
•IndyMac INDX Mortgage Loan Trust Series 2005-AR1 1A1 2.67% 3/25/35	151,753	151,677
•JP Morgan Mortgage Trust Series 2004-A1 5A1 2.39% 2/25/34	80,574	80,381
•JP Morgan Mortgage Trust Series 2021-6 A4 2.50% 10/25/51	643,428	657,896
•Merrill Lynch Mortgage Investors Trust Series 2003-A 1A 0.83% (LIBOR01M + 0.74%) 3/25/28	13,575	13,367
•Morgan Stanley Mortgage Loan Trust
Series 2004-10AR 2A2 2.54% 11/25/34	59,122	59,587
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•Morgan Stanley Mortgage Loan Trust (continued)
Series 2004-8AR 4A2 2.51% 10/25/34	125,102	$ 124,906
•New York Mortgage Trust Series 2005-3 M1 0.77% (LIBOR01M + 0.68%) 2/25/36	8,598	8,345
•OBX Series 2021-J1 A4 2.50% 5/25/51	403,154	414,636
•Sequoia Mortgage Trust Series 2004-10 A2 0.73% (LIBOR01M + 0.64%) 11/20/34	167,963	163,043
•Structured Asset Mortgage Investments II Trust Series 2003-AR4 A1 0.79% (LIBOR01M + 0.70%) 1/19/34	132,137	128,499
♦•WaMu Mortgage Pass Through Certificates Trust Series 2005-AR8 2AB2 0.93% (LIBOR01M + 0.84%) 7/25/45	64,022	63,578
•Wells Fargo Mortgage-Backed Securities Trust Series 2018-1 A3 3.50% 7/25/47	3,906	3,897
Total Non-Agency Collateralized Mortgage Obligations (Cost $2,263,012)		2,270,943
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.36%
BAMLL Commercial Mortgage Securities Trust Series 2012-PARK A 2.96% 12/10/30	282,000	292,062
•BX Commercial Mortgage Trust
Series 2018-IND A 0.82% (LIBOR01M + 0.75%) 11/15/35	87,939	87,967
Series 2019-XL A 0.99% (LIBOR01M + 0.92%) 10/15/36	914,318	915,462
Series 2020-BXLP A 0.87% (LIBOR01M + 0.80%) 12/15/36	378,491	378,845
•BX Commercial Mortgage Trust Series 2020-FOX A 1.07% (LIBOR01M + 1.00%) 11/15/32	525,590	527,232
•COMM Mortgage Trust Series 2014-277P A 3.73% 8/10/49	170,000	181,238

LVIP Global Income Fund–8

LVIP Global Income Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
•Commercial Mortgage Trust Series 2006-GG7 AJ 6.21% 7/10/38	66,162	$ 58,884
Wells Fargo Mortgage-Backed Securities Trust Series 2016-NXS6 A2 2.40% 11/15/49	378,000	378,788
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $2,802,859)		2,820,478
LOAN AGREEMENTS–0.78%
•AAdvantage Loyalty 5.50% (LIBOR03M + 4.75%) 4/20/28	22,996	23,957
•Adient US 3.60% (LIBOR01M + 3.50%) 4/8/28	70,000	69,978
•ADMI
3.88% (LIBOR01M + 3.37%) 12/23/27	12,257	12,111
4.00% (LIBOR03M + 3.35%) 12/23/27	14,426	14,399
+•AI Aqua Merger Sub 2021 1st Lien 0.00% 6/16/28	3,558	3,567
+•AI Aqua Merger Sub 2021 1st Lien Term Loan B 0.00% 6/16/28	28,465	28,536
•AI Convoy 4.50% (LIBOR06M + 3.50%) 1/17/27	23,430	23,401
•Allegiant Travel Company 3.16% (LIBOR03M + 3.00%) 2/5/24	66,116	65,669
•Alliant Holdings Intermediate
3.35% (LIBOR01M + 3.25%) 5/9/25	76,825	75,952
4.25% (LIBOR01M + 3.75%) 10/8/27	5,207	5,211
•Altice France 4.15% (LIBOR03M + 4.00%) 8/14/26	9,843	9,817
•Amentum Government Services Holdings 5.50% (LIBOR03M + 4.75%) 1/29/27	9,975	10,047
•American Trailer World 4.50% (LIBOR01M + 3.75%) 3/3/28	20,250	20,212
+•AqGen Island Holdings 0.00% 5/20/28	34,047	33,941
•Arches Buyer 3.75% (LIBOR01M + 3.25%) 12/6/27	12,908	12,867
•Aspect Software 6.00% (LIBOR03M + 5.25%) 5/8/28	30,795	30,179
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•AssuredPartners 3.60% (LIBOR01M + 3.50%) 2/12/27	128,795	$ 128,062
•Astoria Energy 4.50% (LIBOR03M + 3.50%) 12/10/27	3,748	3,740
•Asurion
3.10% (LIBOR01M + 3.00%) 11/3/23	39,698	39,474
3.35% (LIBOR01M + 3.25%) 12/23/26	23,601	23,321
3.35% (LIBOR01M + 3.25%) 7/31/27	29,547	29,203
5.35% (LIBOR01M + 5.25%) 1/31/28	1,240	1,249
•Athenahealth 4.41% (LIBOR03M + 4.25%) 2/11/26	90,905	91,104
•Avis Budget Car Rental 2.36% (LIBOR01M + 2.25%) 8/6/27	58,400	57,159
•Banijay Entertainment 3.84% (LIBOR01M + 3.75%) 3/1/25	67,592	67,310
•Barracuda Networks 4.50% (LIBOR03M + 3.75%) 2/12/25	12,932	12,959
•Bausch Health Companies 3.10% (LIBOR01M + 3.00%) 6/2/25	42,583	42,386
•Blackboard 7.00% (LIBOR03M + 6.00%) 6/30/24	144,331	144,692
•BWAY Holding Company 3.35% (LIBOR01M + 3.25%) 4/3/24	69,126	67,409
•Caesars Resort Collection
2.85% (LIBOR01M + 2.75%) 12/23/24	49,132	48,685
4.60% (LIBOR01M + 4.50%) 7/21/25	90,796	91,023
•CCI Buyer 4.75% (LIBOR03M + 4.00%) 12/17/27	5,208	5,213
•Cengage Learning 5.25% (LIBOR03M + 4.25%) 6/7/23	106,975	107,033
•Champ Acquisition Corporation 5.70% (LIBOR06M + 5.50%) 12/19/25	91,635	91,998
•Charter NEX US 4.50% (LIBOR01M + 3.75%) 12/1/27	6,604	6,611
•Citadel Securities 2.60% (LIBOR01M + 2.50%) 2/2/28	49,875	49,324
•City Brewing Company 4.25% (LIBOR03M + 3.50%) 4/5/28	18,519	18,588

LVIP Global Income Fund–9

LVIP Global Income Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Clarios Global 3.35% (LIBOR01M + 3.25%) 4/30/26	90,865	$ 89,957
•Clear Channel Outdoor Holdings 3.69% (LIBOR03M + 3.50%) 8/21/26	89,093	86,903
•CNT Holdings I 4.50% (LIBOR03M + 3.75%) 11/8/27	5,392	5,392
•CommScope 3.35% (LIBOR01M + 3.25%) 4/6/26	74,851	74,424
•Conair Holdings 4.25% (LIBOR03M + 3.75%) 5/17/28	10,000	10,020
•Coty 2.33% (LIBOR01M + 2.25%) 4/7/25	106,341	102,229
•Cushman & Wakefield U.S. Borrower 2.85% (LIBOR01M + 2.75%) 8/21/25	89,549	88,669
•Cyanco Intermediate Corporation 3.60% (LIBOR01M + 3.50%) 3/16/25	110,734	109,370
•DCert Buyer 4.10% (LIBOR01M + 4.00%) 10/16/26	59,548	59,573
•Diamond Sports Group 3.36% (LIBOR01M + 3.25%) 8/24/26	55,894	33,474
•Dun & Bradstreet Corporation 3.35% (LIBOR01M + 3.25%) 2/6/26	1,926	1,916
•Dynasty Acquisition
3.65% (LIBOR03M + 3.50%) 4/6/26	61,960	60,307
3.65% (LIBOR03M + 3.50%) 4/6/26	33,312	32,423
•Edelman Financial Center 4.50% (LIBOR01M + 3.75%) 4/7/28	70,000	70,048
•eResearchTechnology 5.50% (LIBOR01M + 4.50%) 2/4/27	19,474	19,550
•Evergreen Acqco 1 6.50% (LIBOR03M + 5.75%) 4/21/28	22,962	23,143
Fieldwood Energy
✠•0.00% 8/4/21	24,535	25,271
=+•0.00% 3/31/26	21,939	21,500
•7.50% (PRIME + 4.25%) 4/11/22	205,792	107,012
•First Brands Group 6.00% (LIBOR01M + 5.00%) 3/30/27	48,301	48,805
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Gainwell Acquisition 4.75% (LIBOR03M + 4.00%) 10/1/27	64,544	$ 64,689
•Global Tel*Link Corporation 4.35% (LIBOR01M + 4.25%) 11/29/25	25,029	22,941
+•Great Canadian Gaming 0.00% 11/1/26	13,942	13,959
•Great Outdoors Group 5.00% (LIBOR06M + 4.25%) 3/6/28	83,420	83,629
•Greeneden U.S. Holdings II 4.75% (LIBOR01M + 4.00%) 12/1/27	19,308	19,342
•Harbor Freight Tools USA 3.75% (LIBOR01M + 3.00%) 10/19/27	50,955	50,921
•Heartland Dental 4.07% (LIBOR01M + 4.00%) 4/30/25	10,545	10,519
•Highline Aftermarket Acquisition 5.25% (LIBOR03M + 4.50%) 11/9/27	6,905	6,919
•Hilton Grand Vacations Borrower 3.75% (LIBOR01M + 3.50%) 5/19/28	67,500	67,521
•Hyland Software 4.25% (LIBOR01M + 3.50%) 7/1/24	14,810	14,822
•Icon Luxembourg Sarl Term Loan B 3.00% (LIBOR01M + 2.50%) 6/16/28	18,813	18,839
•Idera 4.50% (LIBOR03M + 3.75%) 3/2/28	37,434	37,411
•IGT Holding 4.25% (LIBOR03M + 3.75%) 3/31/28	32,885	32,967
•Illuminate Buyer 3.60% (LIBOR01M + 3.50%) 6/30/27	30,529	30,327
•Ineos Styrolution US Holding 3.25% (LIBOR01M + 2.75%) 1/29/26	18,825	18,761
•IRB Holding Corp 4.25% (LIBOR03M + 3.25%) 12/15/27	6,605	6,601
•Ivanti Software 5.75% (LIBOR03M + 4.75%) 12/1/27	19,950	19,953
•Jane Street Group 2.85% (LIBOR01M + 2.75%) 1/26/28	25,855	25,716
•Jazz Financing Lux 4.00% (LIBOR01M + 3.50%) 4/21/28	14,349	14,390
•Jefferies Finance 3.13% (LIBOR01M + 3.00%) 6/3/26	15,909	15,824

LVIP Global Income Fund–10

LVIP Global Income Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Jetblue Airways 6.25% (LIBOR03M + 5.25%) 6/17/24	127	$ 129
•Kenan Advantage Group 4.50% (LIBOR01M + 3.75%) 3/24/26	79,084	79,109
•Kestrel Bidco 4.00% (LIBOR06M + 3.00%) 12/11/26	29,625	29,032
•Klockner-Pentaplast of America 5.25% (LIBOR03M + 4.75%) 2/12/26	24,091	24,212
•KUEHG 4.75% (LIBOR03M + 3.75%) 2/21/25	39,795	39,128
•LegalZoom.com 4.60% (LIBOR01M + 4.50%) 11/21/24	34,768	34,691
•LogMeIn 4.83% (LIBOR01M + 4.75%) 8/31/27	76,530	76,387
•Madison Iaq 3.75% (LIBOR01M + 3.25%) 9/21/21	16,521	16,521
+•Magenta Buyer 0.00% 5/3/28	24,024	24,000
•MH Sub I 4.75% (LIBOR01M + 3.75%) 9/13/24	8,763	8,776
•Michaels Companies 5.00% (LIBOR03M + 4.25%) 4/15/28	30,000	30,109
•Mitchell International 4.75% (LIBOR01M + 4.25%) 11/29/24	59,550	59,741
•Navicure 4.10% (LIBOR01M + 4.00%) 10/22/26	29,625	29,648
•Navistar 3.60% (LIBOR02M + 3.50%) 11/6/24	124,371	124,371
•NIC Acquisition 4.50% (LIBOR03M + 3.75%) 12/29/27	19,709	19,654
•Onsite Rental Group Pty 6.10% (LIBOR06M + 6.10%) 10/26/23	121,112	67,823
•Organon & Co. 3.50% (LIBOR03M + 3.00%) 6/2/28	30,000	30,019
•Pathway Vet Alliance 3.85% (LIBOR01M + 3.75%) 3/31/27	110,657	110,318
•Peraton Holding 4.50% (LIBOR01M + 3.75%) 2/1/28	44,882	44,975
•Perforce Software 3.85% (LIBOR01M + 3.75%) 7/1/26	44,870	44,482
•PetSmart 4.50% (LIBOR03M + 3.75%) 2/12/28	12,404	12,407
•Phoenix Guarantor 3.34% (LIBOR01M + 3.25%) 3/5/26	36,436	36,124
•Phoenix Guarantor 3.57% (LIBOR01M + 3.50%) 3/5/26	29,850	29,659
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Pitney Bowes 4.11% (LIBOR01M + 4.00%) 3/17/28	59,974	$ 59,880
•Playtika Holding 2.85% (LIBOR01M + 2.75%) 3/13/28	8,516	8,473
•Pluto Acquisition 4.14% (LIBOR03M + 4.00%) 6/20/26	16,735	16,735
•Polaris Newco 4.50% (LIBOR06M + 4.00%) 6/2/28	49,914	50,033
•Quest Software Holdings 4.44% (LIBOR03M + 4.25%) 5/16/25	69,466	69,369
•Radiate Holdco 4.25% (LIBOR01M + 3.50%) 9/25/26	10,082	10,086
•Rent-A-Center 4.75% (LIBOR01M + 4.00%) 2/17/28	11,873	11,873
•Rocket Software 4.35% (LIBOR01M + 4.25%) 11/28/25	33,625	32,958
•Russell Investment US Institutional 4.00% (LIBOR06M + 3.00%) 6/1/23	115,125	114,370
•SCIH Salt Holdings 4.75% (LIBOR03M + 4.00%) 3/16/27	40,608	40,676
•Securus Technologies Holdings 5.50% (LIBOR03M + 4.50%) 11/1/24	29,315	27,428
•Sedgwick Claims Management Services 3.35% (LIBOR01M + 3.25%) 12/31/25	89,694	88,684
•SkyMiles IP 4.75% (LIBOR03M + 3.75%) 10/20/27	22,073	23,302
+•Sparta U.S. HoldCo 0.00% 5/4/28	17,623	17,629
•Staples 5.18% (LIBOR03M + 5.00%) 4/16/26	68,713	66,867
•Surf Holdings 3.63% (LIBOR03M + 3.50%) 3/5/27	61,875	61,435
•Thor Industries 3.13% (LIBOR01M + 3.00%) 2/1/26	196,038	195,793
•Tibco Software 3.86% (LIBOR01M + 3.75%) 6/30/26	128,057	127,608
•Tiger Acquisition 3.75% (LIBOR03M + 3.25%) 6/1/28	84,375	84,138
•Tory Burch 4.00% (LIBOR01M + 3.50%) 4/14/28	15,789	15,730

LVIP Global Income Fund–11

LVIP Global Income Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Triton Water Holdings 4.00% (LIBOR03M + 3.50%) 3/31/28	38,713	$ 38,659
•Truck Hero 4.50% (LIBOR01M + 3.75%) 1/31/28	85,691	85,648
•U.S. Renal Care 5.13% (LIBOR01M + 5.00%) 6/26/26	40,000	40,142
•U.S. Silica Company 5.00% (LIBOR01M + 4.00%) 5/1/25	29,845	28,483
•Ultimate Software Group 4.00% (LIBOR03M + 3.25%) 5/4/26	20,856	20,869
•United Airlines 4.50% (LIBOR03M + 3.75%) 4/21/28	30,000	30,367
•Univision Communications 4.75% (LIBOR01M + 3.75%) 3/15/26	83,378	83,469
•USIC Holdings 4.25% (LIBOR01M + 3.50%) 5/12/28	16,293	16,253
•Varsity Brands 4.50% (LIBOR01M + 3.50%) 12/15/24	84,258	82,222
•Ventia Deco 5.00% (LIBOR03M + 4.00%) 5/21/26	42,771	42,825
•Veritas US 6.00% (LIBOR03M + 5.00%) 9/1/25	44,988	45,224
•Verscend Holding 4.10% (LIBOR01M + 4.00%) 8/27/25	29,696	29,744
•Vertical Midco 4.48% (LIBOR01M + 4.25%) 7/30/21	47,126	47,146
•Virgin Media Bristol LLC 3.35% (LIBOR03M + 3.25%) 1/31/29	6,084	6,075
•Vision Solutions 5.00% (LIBOR03M + 4.25%) 4/24/28	83,887	83,719
•William Morris Endeavor Entertainment 2.86% (LIBOR01M + 2.75%) 5/18/25	59,786	58,591
•WOOF Holdings 4.50% (LIBOR03M + 3.75%) 12/21/27	7,103	7,097
•Zayo Group Holdings 3.10% (LIBOR01M + 3.00%) 3/9/27	89,302	88,305
Total Loan Agreements (Cost $6,257,687)		6,141,644
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS–45.40%
Australia–1.65%
Australia Government Bonds
3.00% 3/21/47	AUD	3,600,000	$ 3,089,318
3.25% 4/21/25	AUD	6,000,000	4,960,084
4.75% 4/21/27	AUD	5,500,000	5,019,431
			13,068,833
Austria–0.84%
Republic of Austria Government Bond 6.25% 7/15/27	EUR	4,000,000	6,663,366
			6,663,366
Brazil–0.46%
^Brazil Letras do Tesouro Nacional
0.00% 1/1/24	BRL	3,380,000	561,416
0.00% 7/1/24	BRL	11,790,000	1,876,230
Brazil Notas do Tesouro Nacional 10.00% 1/1/27	BRL	840,000	178,953
Brazil Notas do Tesouro Nacional
10.00% 1/1/25	BRL	1,940,000	411,381
10.00% 1/1/29	BRL	840,000	179,395
10.00% 1/1/31	BRL	1,340,000	283,764
Brazilian Government International Bond 8.75% 2/4/25		110,000	136,676
			3,627,815
Byelorussian Ssr–0.03%
Republic of Belarus International Bond 7.63% 6/29/27		200,000	194,432
			194,432
Colombia–0.03%
Colombia Government International Bond 8.13% 5/21/24		220,000	260,330
			260,330
Dominican Republic–0.02%
Dominican Republic International Bond 8.90% 2/15/23	DOP	8,000,000	147,195
			147,195
Egypt–0.03%
Egypt Government International Bond 5.75% 5/29/24		200,000	212,860
			212,860
Finland–0.98%
Finland Government Bond 0.50% 9/15/27	EUR	6,200,000	7,747,258
			7,747,258

LVIP Global Income Fund–12

LVIP Global Income Fund
Statement of Net Assets (continued)
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
France–3.30%
French Republic Government Bond O.A.T.
1.25% 5/25/36	EUR	3,000,000	$ 3,982,840
1.25% 5/25/36	EUR	2,250,000	2,987,130
1.50% 5/25/31	EUR	14,130,000	19,135,418
			26,105,388
Germany–2.93%
Bundesobligation 0.01% 4/5/24	EUR	3,900,000	4,711,735
Bundesrepublik Deutschland Bundesanleihe
0.50% 8/15/27	EUR	3,650,000	4,601,006
2.50% 7/4/44	EUR	3,500,000	6,365,819
4.00% 1/4/37	EUR	2,250,000	4,345,126
4.25% 7/4/39	EUR	1,500,000	3,133,557
			23,157,243
Ghana–0.24%
Ghana Government Bonds
17.60% 11/28/22	GHS	100,000	17,254
18.75% 1/24/22	GHS	1,280,000	220,575
19.00% 11/2/26	GHS	3,850,000	670,521
19.75% 3/25/24	GHS	1,280,000	230,754
19.75% 3/15/32	GHS	3,850,000	672,024
24.75% 7/19/21	GHS	150,000	25,573
Republic of Ghana Government Bonds
17.60% 2/20/23	GHS	210,000	36,284
17.70% 3/18/24	GHS	50,000	8,648
18.30% 3/2/26	GHS	150,000	25,723
18.85% 9/28/23	GHS	50,000	8,880
			1,916,236
Hungary–0.02%
Hungary Government International Bond 5.38% 2/21/23		140,000	151,241
			151,241
India–0.50%
India Government Bond
5.15% 11/9/25	INR	122,400,000	1,616,443
8.13% 9/21/22	INR	12,000,000	168,912
8.20% 9/24/25	INR	63,000,000	924,171
8.33% 7/9/26	INR	75,000,000	1,109,611
8.83% 11/25/23	INR	11,060,000	161,582
			3,980,719
Indonesia–1.35%
≠Indonesia Government International Bond 3.70% 1/8/22		260,000	264,428
Indonesia Treasury Bond
5.50% 4/15/26	IDR	54,350,000,000	3,761,020
5.63% 5/15/23	IDR	545,000,000	38,406
6.50% 6/15/25	IDR	89,423,000,000	6,465,344
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Indonesia (continued)
Indonesia Treasury Bond (continued)
8.38% 3/15/24	IDR	1,642,000,000	$ 123,633
			10,652,831
Iraq–0.03%
Iraq International Bond 5.80% 1/15/28		218,750	211,595
			211,595
Italy–5.36%
Italy Buoni Poliennali Del Tesoro
0.95% 3/1/23	EUR	5,000,000	6,060,589
1.45% 5/15/25	EUR	5,500,000	6,902,749
2.00% 2/1/28	EUR	10,000,000	13,110,602
2.95% 9/1/38	EUR	8,500,000	12,481,620
4.75% 9/1/44	EUR	2,000,000	3,793,001
			42,348,561
Japan–12.04%
Japan Government 10 yr Bonds 0.10% 6/20/26	JPY	1,510,000,000	13,724,085
Japan Government 20 yr Bonds
0.20% 6/20/36	JPY	1,550,000,000	13,827,990
1.50% 3/20/34	JPY	1,035,000,000	10,862,958
1.60% 6/20/30	JPY	300,000,000	3,083,199
1.90% 6/20/25	JPY	456,000,000	4,434,194
Japan Government 30 yr Bonds
0.30% 6/20/46	JPY	1,865,000,000	15,718,746
1.70% 9/20/44	JPY	1,200,000,000	13,555,318
Japan Government Two Year Bond 0.10% 9/1/22	JPY	740,000,000	6,677,818
≠^Japan Treasury Discount Bill
0.00% 7/19/21	JPY	280,400,000	2,524,092
0.00% 8/10/21	JPY	322,000,000	2,898,745
0.00% 8/16/21	JPY	315,700,000	2,842,078
0.00% 8/25/21	JPY	106,400,000	957,887
0.00% 9/13/21	JPY	36,800,000	331,317
0.00% 9/27/21	JPY	64,000,000	576,228
0.00% 11/22/21	JPY	126,750,000	1,141,415
0.00% 12/10/21	JPY	57,000,000	513,333
0.00% 12/20/21	JPY	162,500,000	1,463,505
			95,132,908
Kazakhstan–0.03%
Kazakhstan Government International Bond 3.88% 10/14/24		240,000	262,181
			262,181
Malaysia–0.70%
Malaysia Government Bond 3.76% 5/22/40	MYR	2,000,000	452,896
Malaysia Government Bonds
3.90% 11/30/26	MYR	6,000,000	1,524,100

LVIP Global Income Fund–13

LVIP Global Income Fund
Statement of Net Assets (continued)
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Malaysia (continued)
Malaysia Government Bonds (continued)
3.90% 11/16/27	MYR	2,750,000	$ 697,881
4.18% 7/15/24	MYR	6,000,000	1,522,787
4.25% 5/31/35	MYR	5,250,000	1,317,818
			5,515,482
Mexico–4.06%
Mexican Bonos
6.50% 6/9/22	MXN	79,738,000	4,037,821
6.75% 3/9/23	MXN	3,487,000	178,055
7.25% 12/9/21	MXN	36,170,000	1,831,072
7.50% 6/3/27	MXN	107,500,000	5,620,265
7.75% 11/23/34	MXN	122,900,000	6,505,056
8.00% 12/7/23	MXN	56,775,000	2,983,778
8.00% 11/7/47	MXN	200,000,000	10,568,476
Mexico Government International Bond 4.15% 3/28/27		300,000	338,991
			32,063,514
Netherlands–3.20%
Netherlands Government Bond
0.25% 7/15/29	EUR	11,850,000	14,628,865
0.50% 1/15/40	EUR	3,500,000	4,375,768
2.75% 1/15/47	EUR	3,300,000	6,314,705
			25,319,338
Norway–0.35%
Norway Government Bond
1.50% 2/19/26	NOK	20,370,000	2,407,448
3.00% 3/14/24	NOK	3,173,000	389,318
			2,796,766
Peru–0.03%
Peruvian Government International Bond 2.78% 1/23/31		200,000	203,752
			203,752
Poland–0.02%
Republic of Poland Government International Bond 5.00% 3/23/22		180,000	186,154
			186,154
Republic of Korea–1.98%
Korea Monetary Stab Bond 0.87% 2/2/23	KRW	730,000,000	644,358
Korea Monetary Stabilization Bond 0.91% 4/2/23	KRW	3,420,000,000	3,015,883
Korea Treasury Bond
0.88% 12/10/23	KRW	2,719,000,000	2,383,971
1.25% 12/10/22	KRW	540,000,000	480,195
1.88% 3/10/22	KRW	4,089,000,000	3,654,774
≠2.00% 12/10/21	KRW	4,335,000,000	3,871,401
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Republic of Korea (continued)
Korea Treasury Bond (continued)
3.38% 9/10/23	KRW	1,004,000,000	$ 931,890
3.50% 3/10/24	KRW	702,000,000	657,882
			15,640,354
Russia–0.03%
Russian Foreign Bond - Eurobond 4.88% 9/16/23		200,000	217,250
			217,250
Singapore–3.07%
≠Monetary Authority of Singapore Bill
0.01% 7/16/21	SGD	230,000	171,023
0.01% 8/13/21	SGD	40,000	29,737
0.01% 8/20/21	SGD	220,000	163,543
Singapore Government Bonds
2.38% 6/1/25	SGD	13,170,000	10,411,029
2.88% 9/1/30	SGD	16,100,000	13,307,905
≠Singapore Treasury Bill 0.01% 8/24/21	SGD	210,000	156,104
			24,239,341
South Africa–0.03%
Republic of South Africa Government International Bond 5.88% 9/16/25		230,000	259,601
			259,601
Sweden–0.58%
≠Sweden Government Bond 3.50% 6/1/22	SEK	16,490,000	1,994,454
≠Sweden Treasury Bill 0.01% 9/15/21	SEK	22,110,000	2,584,447
			4,578,901
Tunisia–0.02%
Banque Centrale de Tunisie International Bond 5.75% 1/30/25		200,000	186,120
			186,120
Turkey–0.03%
Turkey Government International Bond 6.38% 10/14/25		250,000	261,615
			261,615
Ukraine–0.03%
Ukraine Government International Bond 7.38% 9/25/32		200,000	210,186
			210,186

LVIP Global Income Fund–14

LVIP Global Income Fund
Statement of Net Assets (continued)
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
United Kingdom–1.41%
United Kingdom Gilt
4.25% 12/7/27	GBP	4,250,000	$ 7,285,875
4.50% 9/7/34	GBP	1,954,632	3,883,513
			11,169,388
Uruguay–0.02%
Uruguay Government International Bond 3.70% 6/26/37	UYU	6,782,584	173,876
			173,876
Total Sovereign Bonds (Cost $341,423,059)			358,862,630
SUPRANATIONAL BANKS–3.40%
Asian Development Bank 2.35% 6/21/27	JPY	1,200,000,000	12,428,212
Banque Ouest Africaine de Developpement 5.00% 7/27/27		200,000	222,494
European Investment Bank 2.15% 1/18/27	JPY	1,400,000,000	14,193,194
Total Supranational Banks (Cost $25,925,978)			26,843,900
U.S. TREASURY OBLIGATIONS–36.11%
U.S. Treasury Bonds
2.25% 5/15/41		10,500,000	10,924,922
2.50% 2/15/46		7,900,000	8,557,922
3.13% 8/15/44		3,650,000	4,380,428
3.63% 8/15/43		8,000,000	10,303,750
4.50% 5/15/38		7,300,000	10,196,047
5.38% 2/15/31		14,500,000	19,717,734
U.S. Treasury Inflation Indexed Bonds
0.13% 7/15/26		556,905	609,731
0.38% 7/15/23		344,169	366,117
0.63% 1/15/26		449,444	499,082
U.S. Treasury Notes
0.13% 8/31/22		26,400,000	26,401,031
0.13% 8/15/23		23,000,000	22,929,023
1.13% 9/30/21		154,000	154,410
1.38% 6/30/23		3,400,000	3,476,367
1.50% 9/30/21		570,000	572,047
1.50% 2/28/23		1,600,000	1,634,438
1.50% 11/30/24		950,000	980,244
1.63% 8/15/22		19,309,000	19,637,856
1.63% 11/15/22		4,300,000	4,386,672
1.63% 4/30/23		4,200,000	4,306,313
1.63% 5/31/23		1,700,000	1,744,891
1.63% 2/15/26		18,000,000	18,658,125
×1.75% 5/15/22		5,000,000	5,072,656
1.88% 1/31/22		7,000,000	7,074,102
2.00% 2/15/25		930,000	976,500
2.00% 8/15/25		19,500,000	20,520,703
2.13% 8/15/21		6,000,000	6,015,510
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
2.13% 12/31/21	375,000	$ 378,838
2.13% 7/31/24	1,500,000	1,575,469
2.13% 5/15/25	1,100,000	1,161,488
2.50% 8/15/23	4,000,000	4,187,969
2.50% 5/15/24	18,500,000	19,596,269
2.63% 2/28/23	1,500,000	1,560,527
2.75% 5/31/23	3,200,000	3,353,500
2.75% 2/28/25	15,900,000	17,134,113
2.75% 2/15/28	16,000,000	17,629,375
2.88% 10/31/23	4,100,000	4,343,438
2.88% 11/30/23	3,900,000	4,138,570
2.88% 5/31/25	250,000	271,406
Total U.S. Treasury Obligations (Cost $275,860,396)		285,427,583

	Number of Shares
COMMON STOCK–0.02%
=†Appvion	5,591	133,061
=†Holdco Class A	1,232,692	0
†Party City Holdco	1,614	15,059
=†Remington Outdoor	1,694	0
Total Common Stock (Cost $60,242)		148,120
RIGHTS–0.00%
=†Fieldwood Energy	81	4,455
Total Rights (Cost $4,525)		4,455
WARRANTS–0.00%
=†Battalion Oil exp 10/08/22 exercise price USD 48	61	10
=†Battalion Oil exp 10/08/22 exercise price USD 40	48	13
=†Battalion Oil exp 10/08/22 exercise price USD 61	78	6
Total Warrants (Cost $0)		29
EXCHANGE-TRADED FUND–0.35%
Invesco Senior Loan ETF	126,000	2,790,900
Total Exchange-Traded Fund (Cost $2,802,326)		2,790,900
MONEY MARKET FUND–5.19%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.03%)	41,005,127	41,005,127
Total Money Market Fund (Cost $41,005,127)		41,005,127

LVIP Global Income Fund–15

LVIP Global Income Fund
Statement of Net Assets (continued)
TOTAL INVESTMENTS–99.18% (Cost $755,663,003)	$783,896,700
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.82%	6,453,317
NET ASSETS APPLICABLE TO 67,691,382 SHARES OUTSTANDING –100.00%	$790,350,017
NET ASSET VALUE PER SHARE–LVIP GLOBAL INCOME FUND STANDARD CLASS ($192,965,306 / 16,428,493 Shares)	$11.746
NET ASSET VALUE PER SHARE–LVIP GLOBAL INCOME FUND SERVICE CLASS ($597,384,711 / 51,262,889 Shares)	$11.653
COMPONENTS OF NET ASSETS AT JUNE 30, 2021:
Shares of beneficial interest (unlimited authorization–no par)	$758,737,902
Distributable earnings/(accumulated loss)	31,612,115
TOTAL NET ASSETS	$790,350,017

° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
Δ Securities have been classified by country of origin.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2021. Rate will reset at a future date.
@ PIK. 100% of the income received was in the form of additional par.
♦ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
+ Delayed settlement. Interest rate to be determined upon settlement date.
✠ All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 1 in the Notes to Financial Statements for more information regarding unfunded loan commitments.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements."
^ Zero coupon security.
≠ The rate shown is the effective yield at the time of purchase.
× Fully or partially pledged as collateral for derivatives.
† Non-income producing.
★ Includes $108,251 cash collateral held at broker for futures contracts, $651,623 cash collateral held at brokers for centrally cleared swap contracts, $500,000 cash collateral held at brokers for certain open bilateral derivatives, $2,030 variation margin due from brokers on centrally cleared swap contracts, $3,088,006 payable for securities purchased, $55,663 payable for fund shares redeemed, $127,190 other accrued expenses payable, $22,081 payable for unfunded loan commitments, $522,438 due to manager and affiliates, $11,442 variation margin due to broker on futures contracts and $28,343 foreign capital gain taxes payable as of June 30, 2021.

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at June 30, 2021:
Foreign Currency Exchange Contracts1
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BNP	AUD	(64,663)	USD	49,157	7/12/21	$ 659	$ —
LVIP Global Income Fund–16

LVIP Global Income Fund
Statement of Net Assets (continued)
Foreign Currency Exchange Contracts1 (continued)
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BNP	AUD	64,663	USD	(49,994)	7/12/21	$ —	$ (1,497)
BNP	EUR	(1,272,000)	USD	1,538,216	8/16/21	28,487	—
BNP	EUR	630,000	USD	(761,355)	8/16/21	—	(13,612)
BNP	JPY	5,397,155	USD	(49,157)	7/12/21	—	(571)
BNP	JPY	(5,468,633)	USD	49,994	7/12/21	765	—
BNP	JPY	168,565,440	USD	(1,538,216)	8/16/21	—	(20,317)
BNP	JPY	(83,436,696)	USD	761,355	8/16/21	10,024	—
BOA	CNH	8,940,540	USD	(1,391,903)	9/10/21	—	(16,678)
BOA	CNH	10,719,220	USD	(1,666,286)	9/13/21	—	(17,832)
BOA	EUR	(618,062)	USD	758,613	8/25/21	24,906	—
BOA	NZD	510,000	USD	(361,596)	9/21/21	—	(5,200)
CITI	AUD	(2,275,249)	USD	1,780,792	8/16/21	74,099	—
CITI	AUD	(850,365)	USD	667,229	8/23/21	29,344	—
CITI	AUD	850,365	USD	(657,460)	8/23/21	—	(19,574)
CITI	CAD	2,720,000	USD	(2,123,341)	8/3/21	70,876	—
CITI	CNH	5,598,630	USD	(857,922)	7/14/21	6,749	—
CITI	CNH	13,820,240	USD	(2,151,386)	9/10/21	—	(25,571)
CITI	EUR	(1,630,646)	USD	1,956,622	7/19/21	22,296	—
CITI	EUR	(1,743,632)	USD	2,123,341	8/3/21	54,378	—
CITI	EUR	(146,969)	USD	177,990	8/4/21	3,595	—
CITI	EUR	(281,945)	USD	343,553	8/11/21	8,948	—
CITI	EUR	(780,000)	USD	948,718	8/16/21	22,941	—
CITI	EUR	780,000	USD	(932,038)	8/16/21	—	(6,260)
CITI	EUR	(2,145,000)	USD	2,621,298	8/23/21	75,050	—
CITI	EUR	460,000	USD	(549,739)	8/23/21	—	(3,691)
CITI	EUR	(2,196,300)	USD	2,682,557	9/10/21	74,458	—
CITI	EUR	(120,000)	USD	144,029	10/21/21	1,392	—
CITI	EUR	120,000	USD	(143,580)	10/21/21	—	(943)
CITI	EUR	(120,000)	USD	145,037	10/22/21	2,396	—
CITI	EUR	120,000	USD	(143,583)	10/22/21	—	(943)
CITI	EUR	(120,000)	USD	145,013	10/26/21	2,359	—
CITI	EUR	(780,000)	USD	945,270	11/18/21	17,495	—
CITI	EUR	(1,452,075)	USD	1,762,165	6/21/22	26,863	—
CITI	INR	31,894,300	USD	(424,155)	9/8/21	1,194	—
CITI	INR	28,952,700	USD	(390,645)	9/9/21	—	(4,577)
CITI	INR	23,858,900	USD	(313,232)	11/10/21	2,434	—
CITI	JPY	70,496,095	USD	(667,229)	8/23/21	—	(32,388)
CITI	JPY	(72,031,004)	USD	657,460	8/23/21	8,796	—
CITI	KRW	2,052,200,000	USD	(1,836,092)	7/21/21	—	(20,076)
CITI	MXN	(13,137,000)	USD	611,926	7/8/21	—	(46,437)
CITI	MXN	13,137,000	USD	(662,408)	7/8/21	—	(4,044)
CITI	MXN	(100,348,000)	USD	4,910,595	8/13/21	—	(96,072)
CITI	MXN	45,000,000	USD	(2,196,193)	8/13/21	48,993	—
CITI	MXN	(20,527,000)	USD	972,782	8/23/21	—	(50,071)
CITI	MXN	(6,568,500)	USD	327,671	10/1/21	2,064	—
CITI	MXN	(6,568,500)	USD	326,272	11/1/21	2,097	—
CITI	NOK	14,951,000	USD	(1,762,165)	6/21/22	—	(30,673)
CITI	NZD	600,000	USD	(425,190)	12/21/21	—	(6,102)
CITI	SGD	210,000	USD	(158,073)	10/26/21	—	(1,925)
GSI	CAD	453,800	USD	(376,051)	11/22/21	—	(9,943)
GSI	CLP	50,970,000	USD	(70,303)	7/2/21	—	(903)
GSI	CLP	(50,970,000)	USD	69,253	7/2/21	—	(148)
GSI	CLP	91,650,000	USD	(126,916)	7/15/21	—	(2,168)
GSI	CLP	290,559,480	USD	(404,425)	8/6/21	—	(9,142)
GSI	CLP	50,970,000	USD	(69,217)	8/9/21	118	—
GSI	CLP	164,106,550	USD	(232,399)	8/16/21	—	(9,209)
GSI	CLP	157,090,629	USD	(222,049)	8/17/21	—	(8,407)
GSI	CLP	215,751,255	USD	(296,341)	9/1/21	—	(3,039)
GSI	CLP	288,531,818	USD	(397,595)	9/15/21	—	(5,526)
GSI	CLP	42,820,000	USD	(58,370)	9/29/21	—	(210)
LVIP Global Income Fund–17

LVIP Global Income Fund
Statement of Net Assets (continued)
Foreign Currency Exchange Contracts1 (continued)
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
GSI	CLP	86,090,000	USD	(115,661)	12/23/21	$ 842	$ —
GSI	CLP	86,090,000	USD	(117,046)	12/23/21	—	(543)
GSI	COP	8,770,000,000	USD	(2,381,858)	6/13/22	—	(109,582)
GSI	EUR	(357,852)	USD	433,466	7/28/21	8,890	—
GSI	EUR	(337,820)	USD	408,593	7/30/21	7,766	—
GSI	EUR	(307,562)	USD	376,051	11/22/21	10,184	—
HSBC	AUD	(297,499)	USD	225,858	7/12/21	2,733	—
HSBC	AUD	297,499	USD	(230,011)	7/12/21	—	(6,887)
HSBC	AUD	(2,334,910)	USD	1,806,170	11/17/21	54,028	—
HSBC	CAD	2,916,200	USD	(2,280,508)	11/2/21	72,088	—
HSBC	CNH	6,062,010	USD	(912,012)	10/15/21	18,124	—
HSBC	CNH	6,101,690	USD	(942,943)	12/15/21	—	(10,548)
HSBC	EUR	(461,000)	USD	552,634	7/16/21	5,816	—
HSBC	EUR	(520,000)	USD	628,914	7/29/21	11,942	—
HSBC	EUR	(1,530,581)	USD	1,856,336	8/18/21	39,625	—
HSBC	EUR	(282,055)	USD	346,180	8/25/21	11,350	—
HSBC	EUR	(510,204)	USD	621,762	10/25/21	15,253	—
HSBC	EUR	(1,868,413)	USD	2,280,508	11/2/21	58,985	—
HSBC	EUR	(780,000)	USD	945,968	11/17/21	18,216	—
HSBC	INR	12,844,200	USD	(171,405)	7/12/21	1,117	—
HSBC	INR	12,880,180	USD	(174,429)	9/13/21	—	(2,768)
HSBC	JPY	24,798,029	USD	(225,858)	7/12/21	—	(2,621)
HSBC	JPY	(25,166,332)	USD	230,011	7/12/21	3,460	—
HSBC	JPY	198,300,000	USD	(1,891,384)	8/5/21	—	(105,895)
HSBC	JPY	(198,300,000)	USD	1,835,544	8/5/21	50,056	—
HSBC	JPY	196,650,929	USD	(1,856,336)	8/18/21	—	(85,502)
HSBC	JPY	64,364,789	USD	(621,762)	10/25/21	—	(41,718)
HSBC	MXN	(85,909,000)	USD	4,185,660	8/5/21	—	(104,965)
JPMC	AUD	(170,000)	USD	131,762	7/6/21	4,266	—
JPMC	AUD	170,000	USD	(132,179)	7/6/21	—	(4,683)
JPMC	AUD	(486,667)	USD	349,309	7/13/21	—	(15,693)
JPMC	AUD	(486,667)	USD	372,705	7/13/21	7,703	—
JPMC	AUD	973,334	USD	(752,533)	7/13/21	—	(22,529)
JPMC	AUD	140,000	USD	(107,825)	7/28/21	—	(2,816)
JPMC	AUD	(2,186,000)	USD	1,688,539	11/18/21	48,133	—
JPMC	CAD	(450,000)	USD	352,303	7/8/21	—	(10,714)
JPMC	CAD	450,000	USD	(352,648)	7/8/21	10,369	—
JPMC	CAD	(120,000)	USD	97,423	12/16/21	607	—
JPMC	CLP	41,610,000	USD	(57,275)	7/1/21	—	(617)
JPMC	CLP	(41,610,000)	USD	56,115	7/1/21	—	(542)
JPMC	CLP	81,950,000	USD	(112,994)	7/2/21	—	(1,411)
JPMC	CLP	(81,950,000)	USD	110,516	7/2/21	—	(1,066)
JPMC	CLP	143,040,000	USD	(199,144)	7/6/21	—	(4,405)
JPMC	CLP	(143,040,000)	USD	194,216	7/6/21	—	(523)
JPMC	CLP	316,900,000	USD	(444,612)	8/17/21	—	(13,629)
JPMC	CLP	165,430,000	USD	(222,886)	9/24/21	1,844	—
JPMC	CLP	261,400,000	USD	(365,232)	9/30/21	—	(10,200)
JPMC	CLP	143,040,000	USD	(193,955)	10/4/21	288	—
JPMC	CNH	600,000	USD	(91,079)	9/17/21	1,165	—
JPMC	CNH	4,211,840	USD	(645,606)	11/22/21	—	(1,003)
JPMC	CNH	5,303,770	USD	(820,357)	12/10/21	—	(9,620)
JPMC	CNH	8,435,830	USD	(1,304,333)	12/13/21	—	(15,087)
JPMC	EUR	(220,000)	USD	263,297	8/31/21	2,106	—
JPMC	EUR	220,000	USD	(260,066)	8/31/21	1,124	—
JPMC	EUR	(852,788)	USD	1,028,253	9/16/21	15,434	—
JPMC	EUR	(1,009,387)	USD	1,231,375	9/20/21	32,464	—
JPMC	EUR	(857,719)	USD	1,030,312	10/19/21	10,843	—
JPMC	EUR	(7,347)	USD	8,996	11/24/21	256	—
JPMC	EUR	(150,000)	USD	179,726	12/14/21	1,194	—
JPMC	INR	32,827,200	USD	(436,422)	9/7/21	1,425	—
LVIP Global Income Fund–18

LVIP Global Income Fund
Statement of Net Assets (continued)
Foreign Currency Exchange Contracts1 (continued)
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
JPMC	INR	14,172,700	USD	(189,647)	9/8/21	$ —	$ (637)
JPMC	INR	32,734,500	USD	(424,077)	1/27/22	4,822	—
JPMC	JPY	37,103,800	USD	(335,714)	7/2/21	—	(1,726)
JPMC	JPY	(37,103,800)	USD	343,361	7/2/21	9,374	—
JPMC	JPY	77,767,005	USD	(722,013)	7/13/21	—	(21,936)
JPMC	JPY	(82,350,698)	USD	752,533	7/13/21	11,191	—
JPMC	JPY	198,300,000	USD	(1,896,038)	8/16/21	—	(110,384)
JPMC	JPY	(198,300,000)	USD	1,836,105	8/16/21	50,452	—
JPMC	JPY	55,800,000	USD	(516,896)	8/30/21	—	(14,369)
JPMC	JPY	(34,800,000)	USD	320,467	8/30/21	7,063	—
JPMC	KRW	2,069,000,000	USD	(1,855,365)	7/22/21	—	(24,491)
JPMC	KRW	2,027,000,000	USD	(1,817,139)	7/26/21	—	(23,466)
JPMC	KRW	124,000,000	USD	(112,146)	7/28/21	—	(2,421)
JPMC	NOK	8,643,600	USD	(1,028,253)	9/16/21	—	(24,054)
JPMC	NOK	16,562,800	USD	(1,903,085)	9/20/21	21,161	—
JPMC	NOK	1,865,000	USD	(218,019)	9/20/21	—	(1,346)
JPMC	NOK	8,643,600	USD	(1,030,312)	10/19/21	—	(26,222)
JPMC	NZD	1,670,000	USD	(1,191,313)	12/20/21	—	(24,844)
JPMC	NZD	600,000	USD	(424,195)	12/21/21	—	(5,106)
JPMC	SGD	150,000	USD	(112,952)	7/28/21	—	(1,403)
JPMC	TRY	605,000	USD	(63,752)	9/28/21	2,659	—
MSC	COP	1,027,000,000	USD	(280,276)	8/20/21	—	(7,295)
MSC	COP	4,224,000,000	USD	(1,131,235)	11/18/21	—	(15,431)
MSC	SGD	200,000	USD	(150,599)	7/22/21	—	(1,867)
MSC	SGD	260,000	USD	(194,779)	10/21/21	—	(1,448)
SSB	AUD	(20,708,500)	USD	16,122,643	7/30/21	589,815	—
SSB	AUD	11,947,000	USD	(9,273,403)	7/30/21	—	(312,315)
SSB	EUR	(46,863,000)	USD	56,750,754	7/30/21	1,147,329	—
SSB	EUR	547,500	USD	(664,955)	7/30/21	—	(15,341)
SSB	GBP	9,693,500	USD	(13,489,077)	7/30/21	—	(78,799)
SSB	JPY	(7,422,083,000)	USD	68,712,177	7/30/21	1,886,720	—
SSB	JPY	1,228,807,000	USD	(11,099,582)	7/30/21	—	(35,897)
SSB	MXN	(116,766,000)	USD	5,791,217	7/30/21	—	(44,238)
SSB	MXN	(248,909,500)	USD	12,577,149	7/30/21	137,738	—
SSB	MXN	16,532,000	USD	(822,768)	7/30/21	3,429	—
SSB	MXN	6,401,000	USD	(321,972)	7/30/21	—	(2,078)
SSB	NOK	93,253,000	USD	(11,260,324)	7/30/21	—	(428,023)
SSB	PLN	42,470,000	USD	(11,258,431)	7/30/21	—	(118,496)
SSB	SGD	(26,306,000)	USD	19,839,641	7/30/21	276,913	—
SSB	SGD	303,000	USD	(225,711)	7/30/21	—	(382)
UBS	EUR	(5,374,904)	USD	6,515,693	7/28/21	138,585	—
UBS	NOK	27,000,000	USD	(3,257,742)	7/28/21	—	(121,446)
UBS	SEK	27,300,000	USD	(3,257,951)	7/28/21	—	(67,137)
Total Foreign Currency Exchange Contracts						$5,440,723	$(2,591,914)
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Interest Rate Contracts:
(84)	U.S. Treasury 10 yr Notes	$(11,130,000)	$(11,096,385)	9/21/21	$ —	$(33,615)
126	U.S. Treasury 2 yr Notes	27,760,359	27,803,091	9/30/21	—	(42,732)
(7)	U.S. Treasury 5 yr Notes	(864,008)	(866,741)	9/30/21	2,733	—
Total Futures Contracts					$2,733	$(76,347)
LVIP Global Income Fund–19

LVIP Global Income Fund
Statement of Net Assets (continued)
Swap Contracts1
Credit Default Swap (CDS) Contracts
Reference Obligation/ Payment Frequency	Notional Amount[3]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[2]	Unrealized Depreciation[2]
Centrally Cleared:
Protection Sold
ITRAXX.XO.35- Quarterly[4]	EUR 460,000	1.00%	6/20/26	$14,689	$12,271	$2,417	$—

Counterparty/ Reference Obligation/ Payment Frequency	Notional Amount[3]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:
Protection Purchased
CITI Avon Products Inc 5.00% 3/15/23-Quarterly	100,000	5.00%	3/20/23	$(6,532)	$(5,012)	$—	$(1,520)
CITI Avon Products Inc 7.00% 3/15/23-Quarterly	100,000	5.00%	3/20/23	(6,532)	(5,006)	—	(1,526)
CITI Nabors Industries 9.25% 1/15/2119-Quarterly	100,000	1.00%	12/20/21	1,122	599	523	—
CITI Nabors Industries 9.25% 1/15/2119-Quarterly	50,000	1.00%	12/20/21	561	290	271	—
CITI Nabors Industries 9.25% 1/15/2119-Quarterly	65,000	1.00%	12/20/21	729	588	141	—
					(8,541)	935	(3,046)
Protection Sold
MSC Air France-KLM 5%-Quarterly	EUR 15,000	5.00%	12/20/25	779	(41)	820	—
MSC Air France-KLM 5%-Quarterly	EUR 35,000	5.00%	12/20/25	1,818	94	1,724	—
JPMC Air France-KLM 5.00% 6/20/26-Quarterly	EUR 80,000	5.00%	6/20/26	4,187	1,399	2,788	—
CITI American Airlines Group 5%-Quarterly	65,000	5.00%	12/20/21	1,115	(2,076)	3,191	—
MSC Bespoke Pecan 5-10% -Quarterly	100,000	3.98%	12/20/21	(41)	—	—	(41)
MSC Bespoke Pecan 5-10%-Quarterly	100,000	4.10%	12/20/21	(39)	—	—	(39)
=MSC Bespoke Pecan 5-10%-Quarterly	813,705	1.00%	12/20/21	160,764	138,553	22,211	—
CITI Bespoke Phoenix 5-7%-Quarterly	100,000	2.90%	12/20/21	1,267	—	1,267	—
CITI Bespoke Phoenix 5-7%-Quarterly	100,000	1.00%	12/20/22	(24,177)	(20,436)	—	(3,741)
CITI Carnival 1%-Quarterly	65,000	1.00%	12/20/25	(6,039)	(9,101)	3,062	—
JPMC Macy's Retail Holdings 1%-Quarterly	65,000	1.00%	12/20/25	(4,243)	(10,840)	6,597	—
CITI Nabors Industries 9.25% 1/15/2119-Quarterly	100,000	1.00%	12/20/23	(8,385)	(6,986)	—	(1,399)
CITI Nabors Industries 9.25% 1/15/2119-Quarterly	50,000	1.00%	12/20/23	(4,193)	(3,416)	—	(777)
CITI Nabors Industries 9.25% 1/15/2119-Quarterly	65,000	1.00%	12/20/23	(5,450)	(5,515)	65	—
LVIP Global Income Fund–20

LVIP Global Income Fund
Statement of Net Assets (continued)
Swap Contracts1
Credit Default Swap (CDS) Contracts (continued)
Counterparty/ Reference Obligation/ Payment Frequency	Notional Amount[3]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:(continued)
Protection Sold(continued)
JPMC Nordstrom Inc 1.00% 6/20/26-Quarterly	200,000	1.00%	6/20/26	$(11,057)	$(9,932)	$—	$(1,125)
CITI Nordstrom Inc 1.00% 6/20/26-Quarterly	200,000	1.00%	6/20/26	(11,057)	(12,964)	1,907	—
GSI Royal Caribbean Cruises 5%-Quarterly	65,000	5.00%	12/20/25	4,943	(4,065)	9,008	—
JPMC United Airlines Holdings 5%-Quarterly	10,000	5.00%	12/20/25	682	11	671	—
					54,685	53,311	(7,122)
					46,144	54,246	(10,168)
Total CDS Contracts					$58,415	$56,663	$(10,168)
Swap Contracts1
Currency Swap
Counterparty/ Reference Obligation/ Payment Frequency (Floating Rate/Floating Rate)	Notional Amount Paid[3]	Notional Amount Received[3]	Floating Interest Rate Paid	Floating Interest Rate (Received)	Termination Date	Value Assets (Liability)	Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:
CITI - Receive amounts based on LIBOR03M and pay quarterly payments based on EURIBOR03M - EUR	EUR 750,000	(832,500)	0.53%	(1.35%)	9/17/21	$ (56,524)	$ —	$ —	$(56,524)
CITI - Receive amounts based on LIBOR03M and pay quarterly payments based on EURIBOR03M - EUR	EUR 450,000	(497,250)	0.50%	(1.40%)	11/22/21	(35,743)	—	—	(35,743)
CITI - Receive amounts based on LIBOR03M and pay quarterly payments based on EURIBOR03M - EUR	EUR 250,000	(277,500)	0.65%	(1.44%)	12/12/21	(18,901)	—	—	(18,901)
CITI - Receive amounts based on LIBOR03M and pay quarterly payments based on EURIBOR03M - EUR	EUR 813,000	(967,470)	0.34%	(1.07%)	6/29/22	3,309	(1,097)	4,406	—
Total Currency Swap							$ (1,097)	$ 4,406	$ (111,168)
LVIP Global Income Fund–21

LVIP Global Income Fund
Statement of Net Assets (continued)
Swap Contract1
Inflation Swap Contract
	Notional Amount[3]	Fixed Interest Rate Paid	Termination Date	Value	Unrealized Appreciation[2]
Centrally Cleared:
Receive amounts based on Inflation USA-CPI-U Index and pay fixed rate coupon at maturity	1,100,000	(1.89%)	1/15/27	$54,910	$54,910
The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures and centrally cleared swap contracts from the date the contracts were opened through June 30, 2021.
[3] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.
[4] The European Markit iTraxx indices trade 3, 5, 7 and 10-year maturities, and a new series is determined on the basis of liquidity every six months. The benchmark Markit iTraxx Europe index comprises 125 equally-weighted European names. The Markit iTraxx Crossover index comprises the 75 most liquid sub-investment grade entities. Total Return indices are calculated and published hourly for Markit iTraxx Europe, Asia and Crossover. These indices measure the performance of the respective on-the-run Markit iTraxx CDS contracts. Constituents for the index can be found at www.markit.com/Documentation.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements."

Summary of Abbreviations:
ARM–Adjustable Rate Mortgage
AUD–Australian Dollar
BAMLL–Bank of America Merrill Lynch Large Loan
BNP–BNP Paribas
BOA–Bank of America
BRL–Brazilian Real
CAD–Canadian Dollar
CITI–Citigroup Global Markets
CLO–Collateralized Loan Obligation
CLP–Chilean Peso
CNH–Chinese Yuan Renminbi
COP–Colombia Peso
CPI-U–Consumer Price Index for All Urban Consumers
DOP–Dominican Republic Peso
ETF–Exchange-Traded Fund
EUR–Euro
EURIBOR03M–Euro InterBank Offered Rate EUR 3 Month
GBP–British Pound Sterling
GHS–Ghanaian Cedi
GO–Government Obligation
GSI–Goldman Sachs International
H15T1Y–U.S. Treasury Yield Curve Rate T Note Constant Maturity 1 Year
HSBC–Hong Kong and Shanghai Banking Corporation
IDR–Indonesia Rupiah
INR–Indian Rupee
JPMC–JPMorgan Chase
JPY–Japanese Yen
KRW–South Korean Won
LIBOR01M–Intercontinental Exchange London Interbank Offered Rate USD 1 Month
LIBOR02M–Intercontinental Exchange London Interbank Offered Rate USD 2 Month
LIBOR03M–Intercontinental Exchange London Interbank Offered Rate USD 3 Month
LIBOR06M–Intercontinental Exchange London Interbank Offered Rate USD 6 Month
LIBOR12M–Intercontinental Exchange London Interbank Offered Rate USD 12 Month
LVIP Global Income Fund–22

LVIP Global Income Fund
Statement of Net Assets (continued)
Summary of Abbreviations: (continued)
MSC–Morgan Stanley & Co.
MXN–Mexican Peso
MYR–Malaysian Ringgit
NOK–Norwegian Krone
NZD–New Zealand Dollar
O.A.T.–Obligations Assimilables du Trésor (French Treasury Bond)
PIK–Payment-in-kind
PLN–Polish Zloty
PRIME–Federal Reserve Prime Lending Rate
REMICs–Real Estate Mortgage Investment Conduits
S.F.–Single Family
SEK–Swedish Krona
SGD–Singapore Dollar
SSB–State Street Bank
TBA–To be announced
TRY–Turkish New Lira
USD–United States Dollar
UYU–Uruguay Peso
yr–Year
See accompanying notes, which are an integral part of the financial statements.
LVIP Global Income Fund–23

LVIP Global Income Fund
Statement of Operations
Six Months Ended June 30, 2021 (unaudited)
INVESTMENT INCOME:
Interest	$ 5,822,276
Dividends	22,397
Foreign taxes withheld	(72,984)
5,771,689
EXPENSES:
Management fees	2,517,017
Distribution fees-Service Class	734,187
Shareholder servicing fees	112,298
Accounting and administration expenses	109,268
Custodian fees	61,573
Professional fees	43,085
Pricing fees	31,197
Trustees’ fees and expenses	8,555
Reports and statements to shareholders	7,603
Consulting fees	1,336
Other	23,131
3,649,250
Less:
Management fees waived	(271,063)
Total operating expenses	3,378,187
NET INVESTMENT INCOME	2,393,502
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments*	2,062,598
Foreign currencies	44,576
Foreign currency exchange contracts	(1,030,563)
Futures contracts	372,839
Swap contracts	(5,992)
Net realized gain	1,443,458
Net change in unrealized appreciation (depreciation) of:
Investments**	(34,509,210)
Foreign currencies	(88,412)
Foreign currency exchange contracts	7,804,520
Futures contracts	(95,847)
Swap contracts	246,551
Net change in unrealized appreciation (depreciation)	(26,642,398)
NET REALIZED AND UNREALIZED LOSS	(25,198,940)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(22,805,438)

*	Includes $2,086 foreign capital gains taxes paid.
**	Includes $28,343 change in foreign capital gain taxes accrued.
See accompanying notes, which are an integral part of the financial statements.
LVIP Global Income Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/21 (unaudited)	Year Ended 12/31/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 2,393,502	$ 7,184,084
Net realized gain	1,443,458	9,493,202
Net change in unrealized appreciation (depreciation)	(26,642,398)	29,174,089
Net increase (decrease) in net assets resulting from operations	(22,805,438)	45,851,375
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(3,224,311)
Service Class	—	(8,802,351)
	—	(12,026,662)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	27,136,805	57,039,111
Service Class	51,623,117	59,464,715
Reinvestment of dividends and distributions:
Standard Class	—	3,224,311
Service Class	—	8,802,351
	78,759,922	128,530,488
Cost of shares redeemed:
Standard Class	(13,228,104)	(66,085,312)
Service Class	(21,548,577)	(111,777,104)
	(34,776,681)	(177,862,416)
Increase (decrease) in net assets derived from capital share transactions	43,983,241	(49,331,928)
NET INCREASE (DECREASE) IN NET ASSETS	21,177,803	(15,507,215)
NET ASSETS:
Beginning of period	769,172,214	784,679,429
End of period	$790,350,017	$ 769,172,214
See accompanying notes, which are an integral part of the financial statements.
LVIP Global Income Fund–24

LVIP Global Income Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Global Income Fund Standard Class
	Six Months Ended 6/30/21[1] (unaudited)	Year Ended
		12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$ 12.086	$ 11.522	$ 11.082	$ 11.356	$ 10.866	$ 10.858
Income (loss) from investment operations:
Net investment income[2]	0.047	0.138	0.200	0.217	0.188	0.189
Net realized and unrealized gain (loss)	(0.387)	0.641	0.547	(0.009)	0.360	(0.133)
Total from investment operations	(0.340)	0.779	0.747	0.208	0.548	0.056
Less dividends and distributions from:
Net investment income	—	(0.198)	(0.307)	(0.398)	—	—
Net realized gain	—	(0.017)	—	(0.017)	(0.058)	(0.048)
Return of capital	—	—	—	(0.067)	—	—
Total dividends and distributions	—	(0.215)	(0.307)	(0.482)	(0.058)	(0.048)
Net asset value, end of period	$ 11.746	$ 12.086	$ 11.522	$ 11.082	$ 11.356	$ 10.866
Total return[3]	(2.81%)	6.78%	6.74%	1.90%	5.04%	0.51%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$192,965	$184,379	$182,976	$178,755	$366,308	$374,814
Ratio of expenses to average net assets	0.68%	0.69%	0.70%	0.68%	0.67%	0.65%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.75%	0.76%	0.77%	0.75%	0.74%	0.72%
Ratio of net investment income to average net assets	0.81%	1.16%	1.73%	1.91%	1.67%	1.71%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.74%	1.09%	1.66%	1.84%	1.60%	1.64%
Portfolio turnover	14%	48%	30%	47%	59%	49%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Global Income Fund–25

LVIP Global Income Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Global Income Fund Service Class
	Six Months Ended 6/30/21[1] (unaudited)	Year Ended
		12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$ 12.006	$ 11.447	$ 11.011	$ 11.284	$ 10.824	$ 10.843
Income (loss) from investment operations:
Net investment income[2]	0.032	0.107	0.170	0.187	0.159	0.161
Net realized and unrealized gain (loss)	(0.385)	0.637	0.543	(0.008)	0.359	(0.132)
Total from investment operations	(0.353)	0.744	0.713	0.179	0.518	0.029
Less dividends and distributions from:
Net investment income	—	(0.168)	(0.277)	(0.372)	—	—
Net realized gain	—	(0.017)	—	(0.017)	(0.058)	(0.048)
Return of capital	—	—	—	(0.063)	—	—
Total dividends and distributions	—	(0.185)	(0.277)	(0.452)	(0.058)	(0.048)
Net asset value, end of period	$ 11.653	$ 12.006	$ 11.447	$ 11.011	$ 11.284	$ 10.824
Total return[3]	(2.94%)	6.52%	6.47%	1.65%	4.79%	0.26%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$597,385	$584,793	$601,703	$628,282	$691,228	$630,057
Ratio of expenses to average net assets	0.93%	0.94%	0.95%	0.93%	0.92%	0.90%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.00%	1.01%	1.02%	1.00%	0.99%	0.97%
Ratio of net investment income to average net assets	0.56%	0.91%	1.48%	1.66%	1.42%	1.46%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.49%	0.84%	1.41%	1.59%	1.35%	1.39%
Portfolio turnover	14%	48%	30%	47%	59%	49%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Global Income Fund–26

LVIP Global Income Fund
Notes to Financial Statements
June 30, 2021 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 105 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Global Income Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek current income consistent with the preservation of capital.
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities and Exchange-Traded Funds (“ETFs”), except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value.
 Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.
 Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   Futures contracts are valued at the daily quoted settlement prices.
 Other debt securities, credit default swap (“CDS”) contracts, inflation swap contracts and currency swaps are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2021 and for all open tax years (years ended December 31, 2017-December 31, 2020), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2021, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
To Be Announced Securities (TBA)–The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund's ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.
Unfunded Loan Commitments–Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be
LVIP Global Income Fund–27

LVIP Global Income Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
utilized by the borrower. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. Unfunded loan commitments are reflected as a liability on the Statement of Net Assets.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally separates the portion of realized gains and losses on investments in debt securities resulting from changes in foreign exchange rates from that which is due to changes in market prices of debt securities. Gains or losses attributable to the changes in foreign exchange rates are included in the Statement of Operations under “Net realized gain (loss) on foreign currencies”. For foreign equity securities, these changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Withholding taxes on foreign interest are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-advisers, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.65% of the Fund's average daily net assets.   LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.07% of the Fund's average daily net assets.   The agreement will continue at least through April 30, 2022, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.   The management fee, net of waivers, is calculated daily and paid monthly.
Mondrian Investment Partners Ltd. (“Mondrian”) is responsible for the day-to-day management of a portion of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays Mondrian a fee based on Mondrian’s managed portion of the Fund’s average daily net assets.
Franklin Advisers, Inc. (“Franklin”) is also responsible for the day-to-day management of a portion of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays Franklin a fee based on Franklin’s managed portion of the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2021, costs for these administrative and legal services were as follows:
Administrative	$23,212
Legal	3,691
LVIP Global Income Fund–28

LVIP Global Income Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $2,820 for the six months ended June 30, 2021.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2021, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LIAC	$377,667
Distribution fees payable to LFD	123,068
Printing and mailing fees payable to Lincoln Life	2,820
Shareholder servicing fees payable to Lincoln Life	18,883
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2021, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases other than U.S. government securities	$79,542,549
Purchases of U.S. government securities	70,078,949
Sales other than U.S. government securities	70,457,908
Sales of U.S. government securities	28,366,412
At June 30, 2021, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes for the Fund were as follows:
Cost of investments and derivatives	$755,675,285
Aggregate unrealized appreciation of investments and derivatives	$ 39,478,238
Aggregate unrealized depreciation of investments and derivatives	(8,486,985)
Net unrealized appreciation of investments and derivatives	$ 30,991,253
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2021.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
LVIP Global Income Fund–29

LVIP Global Income Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Collateralized Mortgage Obligations	$ —	$ 6,031,824	$ —	$ 6,031,824
Agency Mortgage-Backed Securities	—	3,839,923	—	3,839,923
Corporate Bonds	—	31,161,301	—	31,161,301
Loan Agreements	—	6,120,144	21,500	6,141,644
Municipal Bonds	—	1,625,075	—	1,625,075
Non-Agency Asset-Backed Securities	—	14,922,768	—	14,922,768
Non-Agency Collateralized Mortgage Obligations	—	2,270,943	—	2,270,943
Non-Agency Commercial Mortgage-Backed Securities	—	2,820,478	—	2,820,478
Sovereign Bonds	—	358,862,630	—	358,862,630
Supranational Banks	—	26,843,900	—	26,843,900
U.S. Treasury Obligations	—	285,427,583	—	285,427,583
Common Stock	15,059	—	133,061	148,120
Rights	—	—	4,455	4,455
Warrants	—	—	29	29
Exchange-Traded Fund	2,790,900	—	—	2,790,900
Money Market Fund	41,005,127	—	—	41,005,127
Total Investments	$43,811,086	$739,926,569	$159,045	$783,896,700
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$ —	$ 5,440,723	$ —	$ 5,440,723
Futures Contract	$ 2,733	$ —	$ —	$ 2,733
Swap Contracts	$ —	$ 93,768	$22,211	$ 115,979
Liabilities:
Foreign Currency Exchange Contracts	$ —	$(2,591,914)	$ —	$(2,591,914)
Futures Contracts	$(76,347)	$ —	$ —	$ (76,347)
Swap Contracts	$ —	$ (121,336)	$ —	$ (121,336)
During the six months ended June 30, 2021, there were no material transfers to or from Level 3 investments.
LVIP Global Income Fund–30

LVIP Global Income Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/21	12/31/20
Shares sold:
Standard Class	2,291,790	4,775,654
Service Class	4,389,489	5,020,261
Shares reinvested:
Standard Class	—	268,179
Service Class	—	737,622
	6,681,279	10,801,716
Shares redeemed:
Standard Class	(1,119,184)	(5,669,034)
Service Class	(1,836,673)	(9,613,361)
	(2,955,857)	(15,282,395)
Net increase (decrease)	3,725,422	(4,480,679)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $300,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 16, 2022.
The Fund had no amounts outstanding as of June 30, 2021, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Foreign Currency Exchange Contracts– The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of foreign currency exchange contracts and foreign cross currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts and foreign cross currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
During the six months ended June 30, 2021, the Fund entered into foreign currency exchange contracts and foreign cross currency exchange contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the
LVIP Global Income Fund–31

LVIP Global Income Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2021, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions and to hedge currency risks associated with the Fund's investments.
Swap Contracts–The Fund enters into CDS contracts, total return swap contracts, inflation swap contracts, currency swap contracts and interest rate swap contracts in the normal course of pursuing its investment objective and strategies. The Fund may enter into CDS contracts in order to hedge against a credit event (including single name, baskets, and systemic), to enhance total return or to gain exposure to certain securities or markets. The Fund may also use total return swaps as a substitute for futures or options contracts if such contracts are not directly available to the Fund on favorable terms and to gain exposure to markets the Fund invests in. The Fund may use inflation swaps to hedge the inflation risk in nominal bonds, thereby creating synthetic inflation-indexed bonds. The Fund may use interest rate swaps to manage the Fund’s sensitivity to interest rates or hedge against changes in interest rates.
Credit Default Swaps–A CDS contract is a risk-transfer instrument through which one party (a purchaser of protection) transfers to another party (a seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the counterparty the agreed-upon value for the reference security or basket of securities. Credit events generally include, among others, bankruptcy, failure to pay and obligation default.
During the six months ended June 30, 2021, the Fund entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on CDS contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of a CDS contract. Initial margin and variation margin is posted to central counterparties for centrally cleared CDS basket trades, as determined by an applicable central counterparty.
As disclosed in the Statement of Net Assets, at June 30, 2021, the notional value of the protection sold was USD 2,098,705 and EUR 590,000, which reflects the maximum potential amount the Fund would have been required to make as a seller of credit protection if a credit event had occurred. In addition to serving as the source of the current value of the securities, the quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the swap agreement had been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event occurs, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. At June 30, 2021, net unrealized appreciation of the protection sold was $48,606.
CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for centrally cleared swaps, by trading these instruments through a central counterparty.
During the six months ended June 30, 2021, the Fund used CDS contracts to hedge against credit events; to enhance total return and to gain exposure to certain securities or markets.
Inflation Swap- Inflation swap agreements involve commitments to pay a regular stream of inflation-indexed cash payments in exchange for receiving a stream of nominal interest payments (or vice versa), where both payment streams are based on notional amounts. The nominal interest payments may be based on either a fixed interest rate or variable interest rate such as the London Interbank Offered Rate (LIBOR). The
LVIP Global Income Fund–32

LVIP Global Income Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation. A realized gain or loss is recorded on maturity or termination of the swap contract. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated, for bilateral swap contracts, by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
During the six months ended June 30, 2021, the Fund used inflation swaps to hedge the inflation risks in nominal bonds (i.e., non-inflation-protected bonds) thereby creating "synthetic" inflation-indexed bonds.
Currency Swaps: The Portfolio may enter into currency swap agreements to gain or mitigate exposure to currency risk. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them. Such swaps may involve initial and final exchanges that correspond to the agreed upon notional amount. Currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. If there is a default by the counterparty, the Portfolio may have contractual remedies pursuant to the agreements related to the transaction.
During the six months ended June 30, 2021, the Fund used currency swaps to protect against currency fluctuations.
Swaps Generally–The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Statement of Net Assets.
Fair values of derivative instruments as of June 30, 2021 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Foreign currency exchange contracts (Currency contracts)	Receivables and other assets net of liabilities	$5,440,723	Receivables and other assets net of liabilities	$(2,591,914)
Futures contracts (Interest rate contracts)	Receivables and other assets net of liabilities	2,733	Receivables and other assets net of liabilities	(76,347)
Swap contracts (Credit contracts)	Receivables and other assets net of liabilities	56,663	Receivables and other assets net of liabilities	(10,168)
Swap contracts (Currency contracts)	Receivables and other assets net of liabilities	4,406	Receivables and other assets net of liabilities	(111,168)
Swap contracts (Inflation contracts)	Receivables and other assets net of liabilities	54,910	Receivables and other assets net of liabilities	—
Total		$5,559,435		$(2,789,597)
LVIP Global Income Fund–33

LVIP Global Income Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2021 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$(1,030,563)	$7,804,520
Futures contracts (Interest rate contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	372,839	(95,847)
Swap contracts (Credit contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	6,709	112,383
Swap contracts (Currency contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	(12,418)	85,991
Swap contracts (Inflation contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	(283)	48,177
Total		$ (663,716)	$7,955,224
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2021.
	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average cost)	$113,913,253	$212,965,384
Futures contracts (average notional value)	26,920,375	12,229,387
CDS contracts (average notional value)*	2,248,804	11,997,947
Currency swap contracts (average notional value)	505,873	549,765
Inflation rate swap contracts (average notional value)	1,211,555	797,679

*Long represents buying protection and short represents selling protection.
At June 30, 2021, the Fund posted cash collateral for certain open bilateral derivatives as follows:
Broker	Cash Collateral
Citigroup Global Markets	$180,000
Goldman Sachs International	110,000
Hong Kong Shanghai Bank	80,000
JP Morgan Chase Bank	130,000
Total	$500,000
At June 30, 2021, the Fund received cash collateral for certain open bilateral derivatives as follows:
Broker	Cash Collateral
Citigroup Global Markets	$140,000
Total	$140,000
In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or
LVIP Global Income Fund–34

LVIP Global Income Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.
At June 30, 2021, the Fund had the following assets and liabilities subject to offsetting provisions:
Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities
Counterparty	Gross Value of Derivative Assets	Gross Value of Derivative Liability	Net Position
Bank of America N.A.	$ 24,906	$ (39,710)	$ (14,804)
BNP Paribas SA	39,935	(35,997)	3,938
Citigroup Global Markets	573,653	(469,479)	104,174
Goldman Sachs International	36,808	(158,820)	(122,012)
Hong Kong Shanghai Bank	362,793	(360,904)	1,889
JPMorgan Chase Bank	255,998	(398,067)	(142,069)
Morgan Stanley & Co. International	24,753	(26,121)	(1,368)
State Street Bank & Trust Company	4,041,944	(1,035,569)	3,006,375
UBS AG	138,585	(188,583)	(49,998)
Total	$5,499,375	$(2,713,250)	$2,786,125

Counterparty	Net Position	Fair Value of Non Cash Collateral Received	Cash Collateral Received	Fair Value of Non Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure[1]
Bank of America N.A.	(14,804)	—	—	—	—	(14,804)
BNP Paribas SA	3,938	—	—	—	—	3,938
Citigroup Global Markets	104,174	—	—	—	—	104,174
Goldman Sachs International	(122,012)	—	—	—	110,000	(12,012)
Hong Kong Shanghai Bank	1,889	—	—	—	—	1,889
JPMorgan Chase Bank	(142,069)	—	—	—	130,000	(12,069)
Morgan Stanley & Co. International	(1,368)	—	—	—	—	(1,368)
State Street Bank & Trust Company	3,006,375	—	—	—	—	3,006,375
UBS AG	(49,998)	—	—	—	—	(49,998)
Total	2,786,125	—	—	—	240,000	3,026,125

1	Net exposure represents the receivable (payable) that would be due from (to) the counterparty in an event of default.
7. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.
When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.
LVIP Global Income Fund–35

LVIP Global Income Fund
Notes to Financial Statements (continued)
 7. Risk Factors (continued)
The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s Financial Services LLC or Ba or lower by Moody’s Investor Services Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.   Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
Certain of the Fund’s investments and payment obligations may be based on the London Interbank Offered Rate (“LIBOR”). In 2017, the head of the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement reference rate. As such, the potential effect of a transition away from LIBOR on the Fund or the financial instruments in which the Fund may invests cannot yet be determined.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Recent Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) - Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying this ASU.
10. Subsequent Events
At a meeting of the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) on June 7-8, 2021, the Board approved the appointment of Allianz Global Investors U.S. LLC (“AllianzGI U.S.”) as a new sub-adviser to the Fund, effective on or about August 17, 2021 (the “Effective Date”). AllianzGI U.S. will replace Franklin Advisers, Inc. (“Franklin Advisers”) in providing sub-advisory services to the Fund.
LVIP Global Income Fund–36

LVIP Global Income Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 8-9, 2021, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2020 through December 31, 2020. During the period covered by the report, there was one liquidity event due to an extended Taiwanese foreign holiday in February 2020 that caused the LVIP SSGA Emerging Markets Equity Index Fund to classify its Taiwanese securities as illiquid for one day, which caused the Fund to exceed the 15% limit on illiquid securities on that day. The LVIP SSGA Emerging Markets Equity Index Fund was under the 15% limitation the following business day, and there was no impact on the Fund ability to timely meet redemptions. There were no additional liquidity events that impacted the Fund or its respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP Global Income Fund–37

LVIP Government Money Market Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2021

LVIP Government Money Market Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission monthly on Form N-MFP. The Trust’s Form N-MFP is available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Government Money Market Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2021 to June 30, 2021
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021 to June 30, 2021.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the tables reflect fee waivers and reimbursements in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/21	Ending Account Value 6/30/21	Annualized Expense Ratio	Expenses Paid During Period 1/1/21 to 6/30/21*
Actual
Standard Class Shares	$1,000.00	$1,000.00	0.07%	$0.35
Service Class Shares	1,000.00	1,000.00	0.07%	0.35
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,024.40	0.07%	$0.35
Service Class Shares	1,000.00	1,024.40	0.07%	0.35

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Government Money Market Fund–1

LVIP Government Money Market Fund
Security Type/Sector Allocation (unaudited)
As of June 30, 2021
Security Type/Sector	Percentage of Net Assets
Agency Obligations	28.27%
U.S. Treasury Obligations	50.96%
Repurchase Agreements	23.37%
Money Market Fund	0.10%
Total Investments	102.70%
Liabilities Net of Receivables and Other Assets	(2.70%)
Total Net Assets	100.00%
LVIP Government Money Market Fund–2

LVIP Government Money Market Fund
Statement of Net Assets
June 30, 2021 (unaudited)
	Principal Amount°	Value (U.S. $)
AGENCY OBLIGATIONS–28.27%
Federal Farm Credit Banks Funding
•0.08% (SOFR + 0.03%) 1/12/23	8,525,000	$ 8,524,338
•0.10% (SOFR + 0.05%) 5/05/22	6,000,000	5,999,768
•0.10% (SOFR + 0.05%) 9/08/22	5,720,000	5,721,032
•0.11% (SOFR + 0.06%) 10/15/21	10,000,000	10,000,221
•0.11% (SOFR + 0.06%) 1/20/23	2,080,000	2,080,000
•0.13% (SOFR + 0.08%) 11/03/22	5,350,000	5,350,000
•0.14% (SOFR + 0.09%) 10/07/22	3,635,000	3,635,000
•0.15% (SOFR + 0.10%) 9/02/22	4,365,000	4,365,000
•0.17% (USBMMY3M + 0.12%) 5/02/22	1,375,000	1,374,930
•0.18% (LIBOR01M + 0.11%) 11/12/21	865,000	865,000
•0.19% (LIBOR01M + 0.11%) 7/09/21	770,000	770,000
•0.20% (USBMMY3M + 0.15%) 12/13/21	2,215,000	2,214,004
•0.21% (LIBOR01M + 0.13%) 10/08/21	555,000	555,000
•0.23% (SOFR + 0.18%) 1/14/22	3,765,000	3,765,000
•0.24% (SOFR + 0.19%) 11/18/21	1,465,000	1,465,000
•0.24% (SOFR + 0.19%) 7/14/22	3,015,000	3,015,000
•0.25% (LIBOR01M + 0.16%) 7/01/21	2,480,000	2,480,000
•0.27% (USBMMY3M + 0.23%) 7/08/21	1,845,000	1,845,000
•0.28% (FEDL01 + 0.18%) 7/20/22	10,330,000	10,328,924
Federal Farm Credit Discount Notes
≠0.08% 11/16/21	6,880,000	6,877,890
≠0.08% 12/28/21	1,185,000	1,184,526
≠0.08% 1/19/22	3,155,000	3,153,584
≠0.08% 1/28/22	2,760,000	2,758,706
≠0.09% 8/31/21	2,800,000	2,799,573
≠0.09% 9/22/21	6,580,000	6,578,635
≠0.09% 11/17/21	7,925,000	7,922,246
≠0.14% 7/28/21	4,535,000	4,534,524
≠0.15% 7/01/21	9,915,000	9,915,000
Federal Home Loan Bank Discount Notes
≠^0.00% 7/14/21	1,585,000	1,584,998
≠0.01% 7/28/21	2,325,000	2,324,986
≠0.01% 8/04/21	1,350,000	1,349,987
≠0.02% 8/11/21	1,890,000	1,889,968
≠0.02% 8/12/21	1,470,000	1,469,974
	Principal Amount°	Value (U.S. $)
AGENCY OBLIGATIONS (continued)
Federal Home Loan Bank Discount Notes (continued)
≠0.05% 9/17/21	13,525,000	$ 13,523,593
≠0.05% 9/23/21	4,735,000	4,734,503
≠0.05% 9/29/21	22,730,000	22,727,443
≠0.05% 11/05/21	2,775,000	2,774,511
Federal Home Loan Banks
0.04% 10/15/21	1,965,000	1,964,996
0.05% 12/23/21	2,305,000	2,304,962
•0.06% (SOFR + 0.01%) 3/28/22	700,000	700,000
•0.06% (SOFR + 0.01%) 3/30/22	1,120,000	1,120,000
•0.07% (SOFR + 0.02%) 12/16/22	10,350,000	10,350,000
•0.11% (SOFR + 0.06%) 12/16/22	9,985,000	9,985,000
•0.12% (SOFR + 0.07%) 4/28/22	1,755,000	1,755,000
•0.13% (SOFR + 0.08%) 7/08/21	2,705,000	2,705,000
•0.13% (SOFR + 0.08%) 7/23/21	1,620,000	1,620,000
•0.14% (SOFR + 0.09%) 9/10/21	5,200,000	5,200,000
•0.17% (SOFR + 0.12%) 2/28/22	5,130,000	5,130,000
Federal Home Loan Mortgage
•0.12% (SOFR + 0.07%) 11/10/22	2,960,000	2,960,000
•0.23% (SOFR + 0.18%) 12/13/21	6,195,000	6,195,000
•0.24% (SOFR + 0.19%) 6/02/22	11,845,000	11,845,000
•0.25% (SOFR + 0.20%) 3/11/22	3,345,000	3,345,000
•0.37% (SOFR + 0.32%) 9/23/21	6,130,000	6,130,000
1.13% 8/12/21	1,595,000	1,596,810
Federal National Mortgage Association
•0.25% (SOFR + 0.20%) 12/16/21	3,000,000	3,000,000
•0.40% (SOFR + 0.35%) 4/07/22	5,220,000	5,220,000
•0.44% (SOFR + 0.39%) 4/15/22	5,690,000	5,690,000
1.38% 10/07/21	2,335,000	2,342,728
Total Agency Obligations (Cost $263,617,360)		263,617,360
U.S. TREASURY OBLIGATIONS–50.96%
U.S. Treasury Bills
≠^0.00% 7/06/21	20,637,100	20,637,100
≠0.01% 7/01/21	220,000	220,000
≠0.01% 7/22/21	8,949,100	8,949,048
≠0.02% 7/08/21	6,715,000	6,714,974
≠0.02% 7/29/21	30,000,000	29,999,650
LVIP Government Money Market Fund–3

LVIP Government Money Market Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Bills (continued)
≠0.02% 8/10/21	515,000	$ 514,987
≠0.02% 8/10/21	3,275,000	3,274,909
≠0.03% 7/27/21	17,685,000	17,684,617
≠0.04% 8/05/21	30,000,000	29,998,833
≠0.04% 8/05/21	40,000,000	39,998,250
≠0.04% 11/12/21	715,000	714,907
≠0.04% 11/12/21	1,620,000	1,619,698
≠0.04% 12/09/21	16,309,400	16,306,482
≠0.04% 12/16/21	18,430,300	18,426,860
≠0.05% 8/24/21	60,000,000	59,995,500
≠0.05% 9/30/21	20,000,000	19,997,472
≠0.05% 12/02/21	1,280,000	1,279,726
≠0.06% 7/13/21	30,000,000	29,999,950
≠0.06% 7/13/21	50,000,000	49,999,083
≠0.06% 12/23/21	20,000,000	19,995,139
≠0.06% 12/23/21	2,390,000	2,389,332
≠0.09% 1/27/22	15,754,000	15,745,729
≠0.11% 12/30/21	13,455,000	13,447,517
≠0.14% 11/04/21	5,112,100	5,109,684
U.S. Treasury Cash Management Bill
≠0.03% 10/05/21	16,980,000	16,978,642
≠0.03% 10/12/21	16,780,700	16,779,260
≠0.04% 10/19/21	1,985,000	1,984,788
≠0.14% 8/12/21	3,825,000	3,824,375
≠0.35% 11/02/21	3,240,400	3,239,864
•U.S. Treasury Floating Rate 0.10% (USBMMY3M + 0.05%) 1/31/23	15,000,000	15,000,627
U.S. Treasury Notes
0.13% 6/30/22	740,000	740,399
0.38% 3/31/22	250,000	250,527
1.75% 2/28/22	250,000	252,748
1.75% 5/15/22	1,065,000	1,080,579
1.75% 6/15/22	195,000	198,129
2.13% 5/15/22	1,665,000	1,694,792
2.50% 2/15/22	245,000	248,695
Total U.S. Treasury Obligations (Cost $475,292,872)		475,292,872
REPURCHASE AGREEMENTS–23.37%
Bank of Montreal 0.05%, dated 6/30/21, to be repurchased on 7/01/21, repurchase price $10,000,014 (collateralized by U.S. government obligation 0.00% 2/15/29−8/15/32 market value $10,200,000).	10,000,000	10,000,000
	Principal Amount°	Value (U.S. $)
REPURCHASE AGREEMENTS (continued)
Bank of Nova Scotia 0.05%, dated 6/30/21, to be repurchased on 7/01/21, repurchase price $40,000,056 (collateralized by U.S. government obligation 0.50%-1.25% 7/31/22−3/31/28 market value $40,800,062).	40,000,000	$ 40,000,000
BNP Paribas 0.05%, dated 6/30/21, to be repurchased on 7/01/21, repurchase price $24,000,033 (collateralized by U.S. agency obligations 0.00%-5.50% 10/24/33−6/1/51 market value $24,496,559).	24,000,000	24,000,000
Citigroup Global Markets 0.05%, dated 6/30/21, to be repurchased on 7/01/21, repurchase price $25,000,035 (collateralized by U.S. government obligation 0.125%-2.125% 4/30/22−10/31/24 market value $25,500,035).	25,000,000	25,000,000
Goldman Sachs & Co. 0.05%, dated 6/30/21, to be repurchased on 7/01/21, repurchase price $35,000,049 (collateralized by U.S. agency obligations 3.75%-6.00% 1/31/23−6/15/61 market value $35,700,000).	35,000,000	35,000,000
Mizuho Securities USA 0.06%, dated 6/30/21, to be repurchased on 7/01/21, repurchase price $20,000,031 (collateralized by U.S. government obligation 1.25%-a6.00% 2/15/26−11/15/47 market value $20,400,105).	20,000,000	20,000,000
Natixis 0.05%, dated 6/30/21, to be repurchased on 7/01/21, repurchase price $28,000,039 (collateralized by U.S. government obligation 0.125%-5.50% 5/31/23−2/15/41 market value $28,560,086).	28,000,000	28,000,000

LVIP Government Money Market Fund–4

LVIP Government Money Market Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
REPURCHASE AGREEMENTS (continued)
TD Securities USA 0.06%, dated 6/30/21, to be repurchased on 7/01/21, repurchase price $36,000,060 (collateralized by U.S. agency obligations 0.65% 12/21/22 market value $36,720,475).	36,000,000	$ 36,000,000
Total Repurchase Agreements (Cost $218,000,000)		218,000,000

	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–0.10%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.03%)	884,384	$ 884,384
Total Money Market Fund (Cost $884,384)		884,384

TOTAL INVESTMENTS–102.70% (Cost $957,794,616)Δ	957,794,616
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(2.70%)	(25,155,787)
NET ASSETS APPLICABLE TO 93,263,996 SHARES OUTSTANDING–100.00%	$932,638,829
NET ASSET VALUE PER SHARE–LVIP GOVERNMENT MONEY MARKET FUND STANDARD CLASS ($509,382,258 / 50,937,901 Shares)	$10.000
NET ASSET VALUE PER SHARE–LVIP GOVERNMENT MONEY MARKET FUND SERVICE CLASS ($423,256,571 / 42,326,095 Shares)	$10.000
COMPONENTS OF NET ASSETS AT JUNE 30, 2021:
Shares of beneficial interest (unlimited authorization–no par)	$932,637,878
Distributable earnings/(accumulated loss)	951
TOTAL NET ASSETS	$932,638,829

° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
≠ The rate shown is the effective yield at the time of purchase.
^ Zero coupon security.
Δ Also the cost for federal income tax purposes.
★ Includes $27,291,573 payable for securities purchased, $2,115,175 payable for fund shares redeemed, $(274,566) other accrued expenses payable and $394,635 due to manager and affiliates as of June 30, 2021.

Summary of Abbreviations:
BNP–BNP Paribas
FEDL01–Federal Funds Rate
LIBOR01M–Intercontinental Exchange London Interbank Offered Rate USD 1 Month
SOFR–Secured Overnight Financing Rate
USBMMY3M–U.S. Treasury 3 Month Bill Money Market Yield
See accompanying notes, which are an integral part of the financial statements.
LVIP Government Money Market Fund–5

LVIP Government Money Market Fund
Statement of Operations
Six Months Ended June 30, 2021 (unaudited)
INVESTMENT INCOME:
Interest	$ 417,398
EXPENSES:
Management fees	1,791,723
Distribution fees-Service Class	594,628
Shareholder servicing fees	146,356
Accounting and administration expenses	115,750
Professional fees	21,223
Trustees’ fees and expenses	11,855
Reports and statements to shareholders	10,021
Custodian fees	9,424
Pricing fees	3,320
Consulting fees	1,445
Other	6,132
2,711,877
Less:
Management fees waived	(1,750,307)
Distribution fees waived-Service Class	(594,628)
Total operating expenses	366,942
NET INVESTMENT INCOME	50,456
NET REALIZED GAIN FROM INVESTMENTS	955
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 51,411
See accompanying notes, which are an integral part of the financial statements.
LVIP Government Money Market Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/21 (unaudited)	Year Ended 12/31/20
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 50,456	$ 2,144,584
Net realized gain	955	28,958
Net increase in net assets resulting from operations	51,411	2,173,542
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(26,693)	(1,478,499)
Service Class	(23,766)	(704,866)
	(50,459)	(2,183,365)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	218,228,398	613,021,894
Service Class	343,962,083	851,982,914
Reinvestment of dividends and distributions:
Standard Class	26,693	1,478,499
Service Class	23,766	704,866
	562,240,940	1,467,188,173
Cost of shares redeemed:
Standard Class	(263,640,423)	(604,011,301)
Service Class	(422,975,758)	(670,926,566)
	(686,616,181)	(1,274,937,867)
Increase (decrease) in net assets derived from capital share transactions	(124,375,241)	192,250,306
NET INCREASE (DECREASE) IN NET ASSETS	(124,374,289)	192,240,483
NET ASSETS:
Beginning of period	1,057,013,118	864,772,635
End of period	$ 932,638,829	$ 1,057,013,118
See accompanying notes, which are an integral part of the financial statements.
LVIP Government Money Market Fund–6

LVIP Government Money Market Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
		LVIP Government Money Market Fund Standard Class
	Six Months Ended 6/30/21[1] (unaudited)	Year Ended
		12/31/20	12/31/19	12/31/18	12/31/17	12/31/16 [2]
Net asset value, beginning of period	$ 10.000	$ 10.000	$ 10.000	$ 10.000	$ 10.000	$ 10.000
Income from investment operations:
Net investment income	—	0.028	0.178	0.138	0.041	0.003
Total from investment operations	—	0.028	0.178	0.138	0.041	0.003
Less dividends and distributions from:
Net investment income	—	(0.028)	(0.178)	(0.138)	(0.041)	(0.003)
Net realized gain	—	—	—	—	— [3]	—
Total dividends and distributions	—	(0.028)	(0.178)	(0.138)	(0.041)	(0.003)
Net asset value, end of period	$ 10.000	$ 10.000	$ 10.000	$ 10.000	$ 10.000	$ 10.000
Total return[4]	0.00%	0.28%	1.79%	1.39%	0.41%	0.03%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$509,382	$554,767	$544,284	$493,231	$494,673	$483,490
Ratio of expenses to average net assets[5]	0.07%	0.29%	0.48%	0.49%	0.52%	0.37%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.42%	0.42%	0.45%	0.46%	0.45%	0.44%
Ratio of net investment income to average net assets[5]	0.01%	0.23%	1.77%	1.38%	0.41%	0.04%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.34%)	0.10%	1.80%	1.41%	0.48%	(0.03%)

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Commencing April 1, 2016, BlackRock Advisors, LLC replaced Delaware Investments Fund Advisers, a series of Macquarie Investment Management Business Trust, as the Fund’s Sub-adviser.
[3]	For the year ended December 31, 2017, net realized gain distributions of $14,061 were made by the Fund’s Standard Class, which calculated to a de minimis amount of $0.000 per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	The Fund recouped management fees during the years ended December 31, 2019, 2018 and 2017, which increased the Ratio of expenses to average net assets and decreased Ratio of net investment income to average net assets by 0.03%, 0.03% and 0.07%, respectively.
See accompanying notes, which are an integral part of the financial statements.
LVIP Government Money Market Fund–7

LVIP Government Money Market Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
		LVIP Government Money Market Fund Service Class
	Six Months Ended 6/30/21[1] (unaudited)	Year Ended
		12/31/20	12/31/19	12/31/18	12/31/17	12/31/16 [2]
Net asset value, beginning of period	$ 10.000	$ 10.000	$ 10.000	$ 10.000	$ 10.000	$ 10.000
Income from investment operations:
Net investment income	—	0.019	0.153	0.113	0.018	0.003
Net realized and unrealized gain	—	0.001	—	—	—	—
Total from investment operations	—	0.020	0.153	0.113	0.018	0.003
Less dividends and distributions from:
Net investment income	—	(0.020)	(0.153)	(0.113)	(0.018)	(0.003)
Net realized gain	—	—	—	—	— [3]	—
Total dividends and distributions	—	(0.020)	(0.153)	(0.113)	(0.018)	(0.003)
Net asset value, end of period	$ 10.000	$ 10.000	$ 10.000	$ 10.000	$ 10.000	$ 10.000
Total return[4]	0.00%	0.21%	1.54%	1.14%	0.18%	0.03%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$423,257	$502,246	$320,489	$287,330	$232,364	$250,965
Ratio of expenses to average net assets[5]	0.07%	0.33%	0.73%	0.74%	0.75%	0.38%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.67%	0.67%	0.70%	0.71%	0.70%	0.69%
Ratio of net investment income to average net assets[5]	0.01%	0.19%	1.52%	1.13%	0.18%	0.03%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.59%)	(0.15%)	1.55%	1.16%	0.23%	(0.28%)

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Commencing April 1, 2016, BlackRock Advisors, LLC replaced Delaware Investments Fund Advisers, a series of Macquarie Investment Management Business Trust, as the Fund’s Sub-adviser.
[3]	For the year ended December 31, 2017, net realized gain distributions of $7,898 were made by the Fund’s Service Class, which calculated to a de minimis amount of $0.000 per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	The Fund recouped management fees during the years ended December 31, 2019, 2018 and 2017, which increased the Ratio of expenses to average net assets and decreased Ratio of net investment income to average net assets by 0.03%, 0.03% and 0.07%, respectively.
See accompanying notes, which are an integral part of the financial statements.
LVIP Government Money Market Fund–8

LVIP Government Money Market Fund
Notes to Financial Statements
June 30, 2021 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 105 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Government Money Market Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek current income while (i) maintaining a stable value of your shares (providing stability of net asset value “NAV”) and (ii) preserving the value of your initial investment (preservation of capital).
The Fund pursues its objective by investing at least 99.5% of its total assets in cash, government securities (which include U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities), and/or repurchase agreements secured by such obligations or cash. The yield of the Fund is not directly tied to the federal funds rate. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable or floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis. As a government money market fund, the Fund is (i) permitted to use the amortized cost method of valuation to seek to maintain a $10.00 share price and (ii) is not subject to a liquidity fee and/or a redemption gate on Fund redemptions. The Fund’s Board of Trustees (the “Board”) has reserved its ability to change this policy with respect to liquidity fees and/or redemption gates, but such change would become effective only after shareholders are provided with specific advance notice of the change.
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Securities are valued at amortized cost, which approximates fair value and is permitted under Rule 2a-7 under the 1940 Act. This method involves valuing a portfolio security initially at its cost and thereafter adjusting for amortization of premium or accretion of discount to maturity.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2021 and for all open tax years (years ended December 31, 2017-December 31, 2020), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2021, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income and common expenses are allocated to the classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Repurchase Agreements–The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on June 30, 2021, and matured on the next business day.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
LVIP Government Money Market Fund–9

LVIP Government Money Market Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   The Fund declares dividends daily from net investment income and pays such dividends daily.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.48% of the first $200 million of the Fund’s average daily net assets; 0.40% of the next $200 million; and 0.30% of the Fund’s average daily net assets in excess of $400 million.   The management fee is calculated daily and paid monthly.
BlackRock Advisors, LLC (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2021, costs for these administrative and legal services were as follows:
Administrative	$31,088
Legal	4,944
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $3,566 for the six months ended June 30, 2021.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
LIAC may waive or reimburse its management fee, and LFD may waive or reimburse any 12b-1 Fee, in order to maintain a positive net yield for the Fund. These voluntary waivers and reimbursements may be modified or terminated at any time, without notice. Amounts waived or reimbursed may be recouped for a period of up to 36 months from the date of the waiver or reimbursement, provided that the amount of such recoupment may not exceed the amounts waived or reimbursed and may not cause any Class of the Fund to have a negative net yield. Recoupment is further limited to no more than 50% of the Fund’s excess return above a minimum yield of 0.10%. During the the six months ended June 30, 2021, LIAC has not recouped any previously reimbursed Fund expenses. The following table summarizes the remaining amounts of waivers or reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2023	2024	Total
LFD	$ 884,413	$ 594,628	$ 1,479,041
LIAC	1,409,750	1,750,307	3,160,057
Total	$2,294,163	$2,344,935	$4,639,098
LVIP Government Money Market Fund–10

LVIP Government Money Market Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
At June 30, 2021, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LIAC	$279,154
Distribution fees payable to LFD	89,379
Printing and mailing fees payable to Lincoln Life	3,566
Shareholder servicing fees payable to Lincoln Life	22,536
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Obligations	$ —	$263,617,360	$—	$263,617,360
U.S. Treasury Obligations	—	475,292,872	—	475,292,872
Repurchase Agreements	—	218,000,000	—	218,000,000
Money Market Fund	884,384	—	—	884,384
Total Investments	$884,384	$956,910,232	$—	$957,794,616
There were no Level 3 investments at the beginning or end of the period.
LVIP Government Money Market Fund–11

LVIP Government Money Market Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/21	12/31/20
Shares sold:
Standard Class	21,822,840	61,302,189
Service Class	34,396,208	85,198,291
Shares reinvested:
Standard Class	2,669	147,850
Service Class	2,377	70,487
	56,224,094	146,718,817
Shares redeemed:
Standard Class	(26,364,042)	(60,401,130)
Service Class	(42,297,576)	(67,092,657)
	(68,661,618)	(127,493,787)
Net increase (decrease)	(12,437,524)	19,225,030
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $300,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 16, 2022.
The Fund had no amounts outstanding as of June 30, 2021, or at any time during the period then ended.
6. Risk Factors
Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but may not be backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.
When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.
If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.
An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $10.00 per share, it is possible to lose money investing in the Fund.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
LVIP Government Money Market Fund–12

LVIP Government Money Market Fund
Notes to Financial Statements (continued)
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Recent Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) - Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying this ASU.
9. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Government Money Market Fund–13

LVIP Invesco Select Equity Income Managed Volatility Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2021

LVIP Invesco Select Equity Income Managed Volatility Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Invesco Select Equity Income Managed Volatility Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2021 to June 30, 2021
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021 to June 30, 2021.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect expense reimbursements in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/21	Ending Account Value 6/30/21	Annualized Expense Ratio	Expenses Paid During Period 1/1/21 to 6/30/21*
Actual
Standard Class Shares	$1,000.00	$1,141.20	0.57%	$3.03
Service Class Shares	1,000.00	1,139.20	0.92%	4.88
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.90	0.57%	$2.86
Service Class Shares	1,000.00	1,020.20	0.92%	4.61

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Invesco Select Equity Income Managed Volatility Fund–1

LVIP Invesco Select Equity Income Managed Volatility Fund
Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)
As of June 30, 2021
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Common Stock	80.77%
Aerospace & Defense	2.34%
Air Freight & Logistics	0.58%
Airlines	0.13%
Auto Components	0.08%
Automobiles	1.53%
Banks	7.27%
Beverages	2.09%
Biotechnology	0.93%
Building Products	0.85%
Capital Markets	3.31%
Chemicals	2.27%
Commercial Services & Supplies	0.35%
Communications Equipment	0.75%
Construction & Engineering	0.24%
Construction Materials	0.13%
Consumer Finance	1.13%
Containers & Packaging	1.04%
Distributors	0.07%
Diversified Financial Services	0.31%
Diversified Telecommunication Services	1.05%
Electric Utilities	3.00%
Electrical Equipment	1.16%
Electronic Equipment, Instruments & Components	0.91%
Energy Equipment & Services	0.13%
Entertainment	1.54%
Equity Real Estate Investment Trusts	1.55%
Food & Staples Retailing	1.08%
Food Products	3.12%
Health Care Equipment & Supplies	2.16%
Health Care Providers & Services	2.17%
Health Care Technology	0.15%
Hotels, Restaurants & Leisure	1.28%
Household Durables	0.21%
Household Products	1.02%
Industrial Conglomerates	0.72%
Insurance	3.06%
Interactive Media & Services	0.56%
Internet & Direct Marketing Retail	0.46%
IT Services	3.29%
Leisure Products	0.08%
Life Sciences Tools & Services	0.45%
Machinery	2.13%
Media	1.93%
Metals & Mining	0.37%
Multiline Retail	0.85%
Security Type/Sector	Percentage of Net Assets
Multi-Utilities	1.61%
Oil, Gas & Consumable Fuels	3.94%
Personal Products	0.42%
Pharmaceuticals	4.07%
Professional Services	0.43%
Real Estate Management & Development	0.67%
Road & Rail	0.92%
Semiconductors & Semiconductor Equipment	2.83%
Software	2.30%
Specialty Retail	1.70%
Technology Hardware, Storage & Peripherals	0.47%
Textiles, Apparel & Luxury Goods	0.40%
Tobacco	0.74%
Trading Companies & Distributors	0.13%
Water Utilities	0.07%
Wireless Telecommunication Services	0.24%
Convertible Preferred Stock	0.07%
Preferred Stock	0.01%
Agency Obligation	0.02%
Convertible Bonds	2.23%
Corporate Bonds	5.10%
Aerospace & Defense	0.13%
Agriculture	0.08%
Airlines	0.03%
Auto Manufacturers	0.13%
Banks	0.64%
Beverages	0.11%
Biotechnology	0.07%
Chemicals	0.00%
Computers	0.11%
Diversified Financial Services	0.55%
Electric	0.19%
Electronics	0.07%
Entertainment	0.07%
Food	0.09%
Forest Products & Paper	0.01%
Gas	0.01%
Health Care Products	0.01%
Health Care Services	0.03%
Insurance	0.40%
Internet	0.11%
Machinery Construction & Mining	0.02%
Machinery Diversified	0.06%
Media	0.25%
Metal Fabricate & Hardware	0.01%
Mining	0.00%
Oil & Gas	0.11%

LVIP Invesco Select Equity Income Managed Volatility Fund–2

LVIP Invesco Select Equity Income Managed Volatility Fund
Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited) (continued)
Security Type/Sector	Percentage of Net Assets
Packaging & Containers	0.02%
Pharmaceuticals	0.41%
Pipelines	0.24%
Private Equity	0.07%
Real Estate Investment Trusts	0.19%
Retail	0.15%
Semiconductors	0.18%
Software	0.11%
Telecommunications	0.34%
Transportation	0.10%
U.S. Treasury Obligations	4.74%
Money Market Fund	6.62%
Total Investments	99.56%
Receivables and Other Assets Net of Liabilities	0.44%
Total Net Assets	100.00%
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
Bank of America	1.70%
ConocoPhillips	1.12%
Comcast Class A	1.09%
General Motors	0.99%
Raytheon Technologies	0.98%
Wells Fargo & Co.	0.94%
TJX	0.93%
American Express	0.92%
Medtronic	0.90%
PNC Financial Services Group	0.88%
Total	10.45%

IT–Information Technology
LVIP Invesco Select Equity Income Managed Volatility Fund–3

LVIP Invesco Select Equity Income Managed Volatility Fund
Statement of Net Assets
June 30, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–80.77%
Aerospace & Defense–2.34%
†Boeing	1,556	$ 372,755
General Dynamics	16,507	3,107,608
L3Harris Technologies	1,691	365,510
Lockheed Martin	943	356,784
Northrop Grumman	986	358,342
Raytheon Technologies	60,860	5,191,967
Textron	33,399	2,296,849
†TransDigm Group	608	393,552
		12,443,367
Air Freight & Logistics–0.58%
CH Robinson Worldwide	3,785	354,541
Expeditors International of Washington	2,956	374,230
FedEx	1,180	352,029
United Parcel Service Class B	9,583	1,992,976
		3,073,776
Airlines–0.13%
†Delta Air Lines	8,084	349,714
†Southwest Airlines	6,083	322,946
		672,660
Auto Components–0.08%
†Aptiv	2,602	409,373
		409,373
Automobiles–1.53%
†Ford Motor	27,066	402,201
†General Motors	88,870	5,258,438
Harley-Davidson	44,596	2,043,389
†Tesla	629	427,531
		8,131,559
Banks–7.27%
Bank of America	219,155	9,035,761
Citigroup	4,708	333,091
Citizens Financial Group	67,640	3,102,647
Comerica	34,671	2,473,429
Cullen/Frost Bankers	14,552	1,629,824
Fifth Third Bancorp	50,767	1,940,822
First Republic Bank	1,926	360,489
JPMorgan Chase & Co.	2,246	349,343
KeyCorp	15,807	326,414
M&T Bank	21,787	3,165,869
PNC Financial Services Group	24,625	4,697,465
Regions Financial	16,057	324,030
†SVB Financial Group	641	356,672
Truist Financial	51,108	2,836,494
US Bancorp	6,055	344,953
Wells Fargo & Co.	110,809	5,018,540
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Zions Bancorp	44,895	$ 2,373,150
		38,668,993
Beverages–2.09%
Anheuser-Busch InBev	30,571	2,204,336
Brown-Forman Class B	4,582	343,375
Coca-Cola	64,192	3,473,429
Constellation Brands Class A	1,540	360,191
Diageo	16,712	800,104
Heineken	23,348	2,829,396
Keurig Dr Pepper	10,086	355,431
†Monster Beverage	3,973	362,934
PepsiCo	2,484	368,054
		11,097,250
Biotechnology–0.93%
AbbVie	3,148	354,591
†Alexion Pharmaceuticals	2,056	377,708
Amgen	1,456	354,900
†Biogen	1,290	446,688
†BioMarin Pharmaceutical	4,617	385,242
†BioNTech ADR	1,866	417,760
†CureVac	3,169	232,858
Gilead Sciences	5,245	361,171
†Incyte	4,355	366,386
†Moderna	2,239	526,120
†Regeneron Pharmaceuticals	721	402,707
†Seagen	2,350	371,018
†Vertex Pharmaceuticals	1,712	345,191
		4,942,340
Building Products–0.85%
Carrier Global	8,329	404,790
Johnson Controls International	54,459	3,737,521
Trane Technologies	2,007	369,569
		4,511,880
Capital Markets–3.31%
Ameriprise Financial	1,437	357,641
Bank of New York Mellon	7,089	363,170
BlackRock	419	366,612
Blackstone Group Class A	3,979	386,520
Charles Schwab	50,075	3,645,961
CME Group	1,678	356,877
†Coinbase Global Class A	1,628	412,372
Franklin Resources	10,897	348,595
Goldman Sachs Group	10,302	3,909,918
Intercontinental Exchange	3,230	383,401
KKR & Co. Class A	6,529	386,778
MarketAxess Holdings	791	366,700
Moody's	1,111	402,593
Morgan Stanley	39,728	3,642,660
MSCI	790	421,133
LVIP Invesco Select Equity Income Managed Volatility Fund–4

LVIP Invesco Select Equity Income Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
Nasdaq	2,230	$ 392,034
Northern Trust	3,007	347,669
S&P Global	968	397,316
State Street	4,238	348,703
T. Rowe Price Group	1,901	376,341
		17,612,994
Chemicals–2.27%
Air Products & Chemicals	1,225	352,408
†Axalta Coating Systems	33,455	1,020,043
BASF	18,354	1,445,951
Celanese	2,226	337,461
Corteva	53,331	2,365,230
Dow	22,857	1,446,391
DuPont de Nemours	26,512	2,052,294
Ecolab	1,705	351,179
International Flavors & Fragrances	2,600	388,440
†Linde	1,224	353,858
LyondellBasell Industries Class A	3,308	340,294
Nutrien	15,047	911,730
PPG Industries	2,048	347,689
Sherwin-Williams	1,291	351,733
		12,064,701
Commercial Services & Supplies–0.35%
Cintas	1,048	400,336
†Copart	2,842	374,661
Republic Services	3,294	362,373
Waste Connections	2,974	355,185
Waste Management	2,592	363,165
		1,855,720
Communications Equipment–0.75%
†Arista Networks	1,100	398,541
Cisco Systems	60,018	3,180,954
Motorola Solutions	1,807	391,848
		3,971,343
Construction & Engineering–0.24%
Quanta Services	14,090	1,276,131
		1,276,131
Construction Materials–0.13%
Martin Marietta Materials	1,008	354,624
Vulcan Materials	1,980	344,659
		699,283
Consumer Finance–1.13%
American Express	29,750	4,915,592
Capital One Financial	2,298	355,478
Discover Financial Services	3,207	379,356
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Consumer Finance (continued)
Synchrony Financial	7,800	$ 378,456
		6,028,882
Containers & Packaging–1.04%
Amcor	30,506	349,599
Avery Dennison	5,710	1,200,470
Ball	4,212	341,256
International Paper	37,818	2,318,622
Sonoco Products	19,704	1,318,198
		5,528,145
Distributors–0.07%
Genuine Parts	2,781	351,713
		351,713
Diversified Financial Services–0.31%
†Berkshire Hathaway Class B	1,270	352,958
Voya Financial	20,758	1,276,617
		1,629,575
Diversified Telecommunication Services–1.05%
AT&T	94,672	2,724,660
Deutsche Telekom	85,542	1,806,697
†Liberty Global Class C	13,348	360,930
Lumen Technologies	25,556	347,306
Verizon Communications	6,422	359,825
		5,599,418
Electric Utilities–3.00%
American Electric Power	21,592	1,826,467
Avangrid	6,923	356,050
Duke Energy	31,459	3,105,632
Edison International	6,284	363,341
Entergy	40,525	4,040,343
Eversource Energy	4,347	348,803
Exelon	68,573	3,038,470
FirstEnergy	40,494	1,506,782
NextEra Energy	4,910	359,805
PPL	12,389	346,520
Southern	5,678	343,576
Xcel Energy	5,074	334,275
		15,970,064
Electrical Equipment–1.16%
ABB	66,170	2,244,881
AMETEK	2,751	367,258
Eaton	2,548	377,563
Emerson Electric	29,137	2,804,145
Rockwell Automation	1,388	396,996
		6,190,843
Electronic Equipment, Instruments & Components–0.91%
Amphenol Class A	5,509	376,871
CDW	2,174	379,689

LVIP Invesco Select Equity Income Managed Volatility Fund–5

LVIP Invesco Select Equity Income Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
Corning	39,769	$ 1,626,552
†Keysight Technologies	2,582	398,687
TE Connectivity	12,353	1,670,249
†Zebra Technologies Class A	739	391,293
		4,843,341
Energy Equipment & Services–0.13%
Baker Hughes	14,310	327,270
Schlumberger	11,439	366,162
		693,432
Entertainment–1.54%
Activision Blizzard	3,833	365,822
Electronic Arts	2,607	374,965
†Netflix	3,645	1,925,325
†ROBLOX Class A	4,369	393,123
†Roku	1,105	507,471
†Walt Disney	26,305	4,623,630
		8,190,336
Equity Real Estate Investment Trusts–1.55%
Alexandria Real Estate Equities	2,093	380,800
American Tower	1,462	394,945
AvalonBay Communities	1,822	380,233
Boston Properties	3,221	369,094
Crown Castle International	1,969	384,152
Digital Realty Trust	2,392	359,900
Equinix	497	398,892
Equity Residential	4,873	375,221
Essex Property Trust	1,268	380,413
Healthpeak Properties	11,096	369,386
Prologis	3,110	371,738
Public Storage	1,305	392,400
Realty Income	5,490	366,403
SBA Communications	1,256	400,287
Simon Property Group	2,951	385,047
Ventas	6,749	385,368
Welltower	4,930	409,683
Weyerhaeuser	51,325	1,766,607
		8,270,569
Food & Staples Retailing–1.08%
Costco Wholesale	959	379,447
Kroger	9,988	382,640
Sysco	37,326	2,902,096
†U.S. Foods Holding	36,196	1,388,479
Walgreens Boots Alliance	6,660	350,383
Walmart	2,578	363,550
		5,766,595
Food Products–3.12%
Archer-Daniels-Midland	5,458	330,755
Campbell Soup	67,486	3,076,687
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food Products (continued)
Conagra Brands	9,575	$ 348,338
General Mills	56,995	3,472,705
Hershey	2,103	366,301
Hormel Foods	7,395	353,111
JM Smucker	2,697	349,450
Kellogg	5,497	353,622
Kraft Heinz	56,723	2,313,164
McCormick & Co.	4,035	356,371
Mondelez International Class A	41,654	2,600,876
Nestle	18,596	2,315,732
Tyson Foods Class A	4,530	334,133
		16,571,245
Health Care Equipment & Supplies–2.16%
Abbott Laboratories	3,121	361,817
Alcon	3,779	264,581
†Align Technology	610	372,710
Baxter International	4,401	354,280
Becton Dickinson & Co.	1,494	363,326
†Boston Scientific	8,679	371,114
Danaher	1,447	388,317
†DexCom	1,068	456,036
†Edwards Lifesciences	3,828	396,466
†IDEXX Laboratories	670	423,138
†Intuitive Surgical	439	403,722
Medtronic	38,645	4,797,004
ResMed	1,807	445,462
Stryker	1,411	366,479
West Pharmaceutical Services	1,096	393,574
Zimmer Biomet Holdings	8,385	1,348,476
		11,506,502
Health Care Providers & Services–2.17%
AmerisourceBergen	3,003	343,813
Anthem	4,999	1,908,618
Cardinal Health	6,374	363,892
†Centene	4,957	361,514
Cigna	9,335	2,213,048
CVS Health	20,923	1,745,815
HCA Healthcare	1,770	365,930
Humana	819	362,588
†Laboratory Corp of America Holdings	1,341	369,915
McKesson	9,891	1,891,555
Quest Diagnostics	2,783	367,272
UnitedHealth Group	887	355,190
Universal Health Services Class B	6,020	881,509
		11,530,659
Health Care Technology–0.15%
Cerner	4,647	363,209

LVIP Invesco Select Equity Income Managed Volatility Fund–6

LVIP Invesco Select Equity Income Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Technology (continued)
†Veeva Systems Class A	1,387	$ 431,288
		794,497
Hotels, Restaurants & Leisure–1.28%
†Airbnb Class A	2,713	415,469
†Booking Holdings	986	2,157,457
†Carnival	13,451	354,568
†Chipotle Mexican Grill	274	424,793
Darden Restaurants	3,719	542,937
†DraftKings Class A	8,085	421,794
†Expedia Group	2,174	355,906
†Hilton Worldwide Holdings	2,983	359,810
†Las Vegas Sands	6,333	333,686
†Marriott International Class A	2,629	358,911
McDonald's	1,580	364,964
Starbucks	3,252	363,606
Yum! Brands	3,012	346,470
		6,800,371
Household Durables–0.21%
DR Horton	4,038	364,914
Garmin	2,613	377,944
Lennar Class A	3,864	383,889
		1,126,747
Household Products–1.02%
Church & Dwight	4,192	357,242
Clorox	2,049	368,636
Colgate-Palmolive	4,339	352,978
Kimberly-Clark	2,761	369,366
Procter & Gamble	29,401	3,967,077
		5,415,299
Industrial Conglomerates–0.72%
3M	13,650	2,711,299
General Electric	27,624	371,819
Honeywell International	1,637	359,076
Roper Technologies	830	390,266
		3,832,460
Insurance–3.06%
Aflac	6,528	350,292
Allstate	2,659	346,840
American International Group	69,034	3,286,018
Aon Class A	1,443	344,531
Arthur J. Gallagher	2,522	353,282
Chubb	2,192	348,396
Hartford Financial Services Group	71,709	4,443,807
†Markel	291	345,332
Marsh & McLennan	2,684	377,585
MetLife	5,649	338,093
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
Principal Financial Group	5,567	$ 351,779
Progressive	3,637	357,190
Prudential Financial	3,419	350,345
Travelers	22,318	3,341,228
Willis Towers Watson	5,797	1,333,426
		16,268,144
Interactive Media & Services–0.56%
†Alphabet Class A	158	385,803
†Facebook Class A	1,154	401,257
†Match Group	2,550	411,187
†Pinterest Class A	5,940	468,963
†Snap Class A	6,378	434,597
†Twitter	6,633	456,417
†Zillow Group Class C	3,286	401,615
		2,959,839
Internet & Direct Marketing Retail–0.46%
†Amazon.com	114	392,178
†Coupang	9,614	402,058
†Doordash Class A	2,627	468,473
eBay	5,911	415,011
†MercadoLibre	267	415,930
†Wayfair Class A	1,175	370,959
		2,464,609
IT Services–3.29%
Accenture Class A	1,272	374,973
†Akamai Technologies	3,174	370,088
Automatic Data Processing	10,793	2,143,706
Cognizant Technology Solutions Class A	51,403	3,560,172
†EPAM Systems	756	386,286
Fidelity National Information Services	15,418	2,184,268
†Fiserv	13,388	1,431,043
†FleetCor Technologies	1,345	344,401
Global Payments	1,887	353,888
International Business Machines	18,930	2,774,949
Mastercard Class A	994	362,899
†Okta	1,533	375,094
Paychex	3,582	384,349
†PayPal Holdings	1,439	419,440
†Snowflake Class A	1,565	378,417
†Square Class A	1,826	445,179
†Twilio Class A	1,160	457,225
†VeriSign	1,650	375,688
Visa Class A	1,611	376,684
		17,498,749
Leisure Products–0.08%
†Peloton Interactive Class A	3,581	444,116
		444,116

LVIP Invesco Select Equity Income Managed Volatility Fund–7

LVIP Invesco Select Equity Income Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Life Sciences Tools & Services–0.45%
Agilent Technologies	2,726	$ 402,930
†Illumina	916	433,461
†IQVIA Holdings	1,529	370,507
†Mettler-Toledo International	283	392,051
Thermo Fisher Scientific	781	393,991
†Waters	1,169	404,018
		2,396,958
Machinery–2.13%
Caterpillar	1,540	335,150
Cummins	7,158	1,745,192
Deere & Co.	5,234	1,846,084
Dover	2,465	371,229
Flowserve	56,367	2,272,718
Fortive	5,107	356,162
Illinois Tool Works	1,575	352,107
Otis Worldwide	4,712	385,300
PACCAR	3,972	354,501
Parker-Hannifin	1,638	503,046
Pentair	26,811	1,809,474
Stanley Black & Decker	4,850	994,202
		11,325,165
Media–1.93%
†Charter Communications Class A	3,008	2,170,122
Comcast Class A	101,365	5,779,832
Fox Class A	9,725	361,089
†Liberty Broadband Class C	2,224	386,220
†Liberty Media-Liberty SiriusXM Class C	8,680	402,665
Omnicom Group	4,410	352,756
Sirius XM Holdings	61,422	401,700
ViacomCBS Class B	8,671	391,929
		10,246,313
Metals & Mining–0.37%
Barrick Gold	48,086	994,419
Freeport-McMoRan	8,942	331,838
Newmont	4,972	315,125
Nucor	3,579	343,333
		1,984,715
Multiline Retail–0.85%
Dollar General	1,782	385,607
†Dollar Tree	3,367	335,016
Target	15,721	3,800,395
		4,521,018
Multi-Utilities–1.61%
Ameren	4,294	343,692
CMS Energy	5,698	336,638
Consolidated Edison	7,543	540,984
Dominion Energy	50,653	3,726,541
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Multi-Utilities (continued)
DTE Energy	2,598	$ 336,701
Public Service Enterprise Group	5,800	346,492
Sempra Energy	19,782	2,620,719
WEC Energy Group	3,799	337,921
		8,589,688
Oil, Gas & Consumable Fuels–3.94%
Canadian Natural Resources	31,990	1,161,302
†Cheniere Energy	4,378	379,748
Chevron	20,763	2,174,717
ConocoPhillips	98,034	5,970,271
Devon Energy	53,282	1,555,302
EOG Resources	4,503	375,730
Exxon Mobil	6,121	386,113
Hess	4,401	384,295
Kinder Morgan	19,522	355,886
Marathon Petroleum	6,134	370,616
Occidental Petroleum	14,383	449,756
ONEOK	6,767	376,516
Phillips 66	4,336	372,115
Pioneer Natural Resources	11,667	1,896,121
Suncor Energy	48,701	1,166,451
Total	63,034	2,851,803
Valero Energy	4,734	369,631
Williams	13,848	367,664
		20,964,037
Personal Products–0.42%
Estee Lauder Class A	1,231	391,557
L'Oreal	4,112	1,832,327
		2,223,884
Pharmaceuticals–4.07%
Bayer	14,780	897,475
Bristol-Myers Squibb	61,090	4,082,034
Eli Lilly & Co.	12,112	2,779,946
GlaxoSmithKline	54,587	1,071,792
Johnson & Johnson	26,945	4,438,919
Merck & Co.	58,465	4,546,823
Pfizer	33,627	1,316,833
Royalty Pharma Class A	8,979	368,049
Sanofi	16,942	1,775,062
Zoetis	2,076	386,884
		21,663,817
Professional Services–0.43%
Adecco Group	12,150	825,452
†CoStar Group	4,310	356,954
Equifax	1,541	369,085
IHS Markit	3,449	388,564
Verisk Analytics	2,106	367,960
		2,308,015

LVIP Invesco Select Equity Income Managed Volatility Fund–8

LVIP Invesco Select Equity Income Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Real Estate Management & Development–0.67%
†CBRE Group Class A	41,556	$ 3,562,596
		3,562,596
Road & Rail–0.92%
CSX	96,021	3,080,354
Kansas City Southern	1,239	351,095
Norfolk Southern	1,318	349,810
Old Dominion Freight Line	1,390	352,782
†Uber Technologies	7,486	375,198
Union Pacific	1,649	362,665
		4,871,904
Semiconductors & Semiconductor Equipment–2.83%
†Advanced Micro Devices	4,736	444,852
Analog Devices	2,264	389,770
Applied Materials	2,805	399,432
Broadcom	4,180	1,993,191
Intel	50,073	2,811,098
KLA	1,177	381,595
Lam Research	595	387,167
Marvell Technology	7,812	455,674
†Maxim Integrated Products	3,650	384,564
Microchip Technology	2,439	365,216
†Micron Technology	17,853	1,517,148
NVIDIA	609	487,261
NXP Semiconductors	8,648	1,779,067
QUALCOMM	14,262	2,038,468
Skyworks Solutions	2,192	420,316
Texas Instruments	1,974	379,600
†Xilinx	2,939	425,097
		15,059,516
Software–2.30%
†Adobe	741	433,959
†ANSYS	1,106	383,848
†Autodesk	1,297	378,594
†Cadence Design Systems	2,926	400,335
Citrix Systems	3,156	370,104
†Crowdstrike Holdings Class A	1,735	436,023
†DocuSign	1,885	526,990
†Fortinet	1,733	412,783
†HubSpot	724	421,889
Intuit	842	412,723
Microsoft	1,490	403,641
NortonLifeLock	13,677	372,288
Oracle	29,946	2,330,997
†Palantir Technologies Class A	17,411	458,954
†Palo Alto Networks	1,008	374,018
†RingCentral Class A	1,446	420,179
†salesforce.com	1,641	400,847
†ServiceNow	770	423,154
†Slack Technologies Class A	8,584	380,271
†Splunk	3,058	442,126
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Synopsys	1,509	$ 416,167
†Unity Software	3,859	423,834
†VMware Class A	2,265	362,332
†Workday Class A	1,579	376,971
†Zoom Video Communications Class A	1,154	446,633
		12,209,660
Specialty Retail–1.70%
†AutoZone	250	373,055
Best Buy	3,137	360,692
†CarMax	3,091	399,203
Home Depot	1,156	368,637
Kingfisher	220,028	1,109,409
Lowe's	1,898	368,155
†O'Reilly Automotive	663	375,397
Ross Stores	2,923	362,452
TJX	73,268	4,939,729
†Ulta Beauty	1,155	399,364
		9,056,093
Technology Hardware, Storage & Peripherals–0.47%
Apple	2,878	394,171
†Dell Technologies Class C	3,664	365,191
Hewlett Packard Enterprise	22,517	328,298
HP	11,544	348,513
NetApp	4,670	382,099
Seagate Technology Holdings	3,892	342,224
†Western Digital	5,053	359,622
		2,520,118
Textiles, Apparel & Luxury Goods–0.40%
Columbia Sportswear	8,850	870,486
†Lululemon Athletica	1,166	425,555
NIKE Class B	2,720	420,213
VF	4,732	388,213
		2,104,467
Tobacco–0.74%
Altria Group	7,310	348,541
Philip Morris International	36,398	3,607,406
		3,955,947
Trading Companies & Distributors–0.13%
Fastenal	6,980	362,960
WW Grainger	790	346,020
		708,980
Water Utilities–0.07%
American Water Works	2,327	358,661
		358,661
Wireless Telecommunication Services–0.24%
†T-Mobile	2,686	389,013

LVIP Invesco Select Equity Income Managed Volatility Fund–9

LVIP Invesco Select Equity Income Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Wireless Telecommunication Services (continued)
Vodafone Group	536,365	$ 900,287
		1,289,300
Total Common Stock (Cost $315,188,727)		429,628,372
CONVERTIBLE PREFERRED STOCK–0.07%
AMG Capital Trust II 5.15%, expiration date 10/15/37	6,068	364,019
Total Convertible Preferred Stock (Cost $294,815)		364,019
PREFERRED STOCK–0.01%
†•Wells Fargo & Co 5.85% (LIBOR03M + 3.09%)	1,089	30,002
Total Preferred Stock (Cost $28,728)		30,002

	Principal Amount°
AGENCY OBLIGATION–0.02%
Federal Home Loan Mortgage 6.75% 3/15/31	68,000	99,932
Total Agency Obligation (Cost $91,910)		99,932
CONVERTIBLE BONDS–2.23%
Airlines–0.07%
JetBlue Airways 0.50%, excercise price $0.50 4/1/26	248,000	247,132
Spirit Airlines 1.00%, excercise price $1.00 5/15/26	161,000	153,449
		400,581
Banks–0.07%
BofA Finance 0.13%, excercise price $0.13 9/1/22	321,000	388,410
		388,410
Computers–0.06%
Western Digital 1.50%, excercise price $1.50 2/1/24	291,000	310,824
		310,824
Health Care Products–0.07%
Integra LifeSciences Holdings 0.50%, excercise price $0.50 8/15/25	289,000	319,027
Tandem Diabetes Care 1.50%, excercise price $1.50 5/1/25	56,000	63,633
		382,660
	Principal Amount°	Value (U.S. $)
CONVERTIBLE BONDS (continued)
Health Care Services–0.12%
Teladoc Health 1.25%, excercise price $1.25 6/1/27	551,000	$ 616,789
		616,789
Internet–0.46%
Booking Holdings
0.75%, exercise price $0.75 5/1/25	61,000	86,254
0.90%, exercise price $0.90 9/15/21	220,000	238,920
FireEye
1.00%, exercise price $1.00 6/1/35	221,000	217,388
1.63%, exercise price $1.62 6/1/35	241,000	238,755
IAC Financeco 3 2.00%, excercise price $2.00 1/15/30	407,000	828,001
Shopify 0.13%, excercise price $0.13 11/1/25	336,000	437,472
Trip.com Group 1.25%, excercise price $1.25 9/15/22	387,000	367,998
TripAdvisor 0.25%, excercise price $0.25 4/1/26	49,000	45,937
		2,460,725
Media–0.68%
Cable One
0.01%, exercise price $0.01 3/15/26	393,000	392,607
1.13%, exercise price $1.13 3/15/28	188,000	191,199
DISH Network 3.38%, excercise price $3.37 8/15/26	1,103,000	1,125,611
Liberty Broadband 1.25%, excercise price $1.25 9/30/50	383,000	385,490
Liberty Latin America 2.00%, excercise price $2.00 7/15/24	396,000	403,359
Liberty Media 1.38%, excercise price $1.37 10/15/23	780,000	1,036,416
Liberty Media Corp-Liberty Formula One 1.00%, excercise price $1.00 1/30/23	70,000	95,165
		3,629,847
Pharmaceuticals–0.23%
DexCom 0.75%, excercise price $0.75 12/1/23	85,000	220,894

LVIP Invesco Select Equity Income Managed Volatility Fund–10

LVIP Invesco Select Equity Income Managed Volatility Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CONVERTIBLE BONDS (continued)
Pharmaceuticals (continued)
Jazz Investments I 2.00%, excercise price $2.00 6/15/26	249,000	$ 331,170
Neurocrine Biosciences 2.25%, excercise price $2.25 5/15/24	251,000	335,562
Pacira BioSciences 0.75%, excercise price $0.75 8/1/25	137,000	150,186
Pacira Pharmaceuticals 2.38%, excercise price $2.37 4/1/22	28,000	30,572
Supernus Pharmaceuticals 0.63%, excercise price $0.63 4/1/23	158,000	155,334
		1,223,718
Real Estate–0.08%
Redfin 0.01%, excercise price $0.01 10/15/25	378,000	423,927
		423,927
Semiconductors–0.23%
Cree
0.88%, exercise price $0.87 9/1/23	189,000	314,933
1.75%, exercise price $1.75 5/1/26	155,000	336,428
Microchip Technology 0.13%, excercise price $0.13 11/15/24	515,000	579,375
		1,230,736
Software–0.13%
Workday 0.25%, excercise price $0.25 10/1/22	301,000	497,583
Zynga 0.01%, excercise price $0.01 12/15/26	163,000	173,799
		671,382
Telecommunications–0.03%
Finisar 0.50%, excercise price $0.50 12/15/36	141,000	140,249
		140,249
Total Convertible Bonds (Cost $10,050,420)		11,879,848
CORPORATE BONDS–5.10%
Aerospace & Defense–0.13%
Boeing 5.81% 5/1/50	265,000	356,857
General Dynamics 3.88% 7/15/21	285,000	285,234
Raytheon Technologies 4.45% 11/16/38	28,000	33,880
		675,971
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Agriculture–0.08%
Altria Group 5.80% 2/14/39	185,000	$ 228,539
Philip Morris International
3.60% 11/15/23	36,000	38,758
4.88% 11/15/43	108,000	134,987
		402,284
Airlines–0.03%
♦American Airlines Pass Through Trust 3.70% 4/1/28	26,038	26,463
♦Continental Airlines Pass Through Trust 4.15% 10/11/25	27,281	28,979
♦United Airlines Pass Through Trust
3.50% 9/1/31	42,406	44,351
3.75% 3/3/28	33,142	35,026
		134,819
Auto Manufacturers–0.13%
General Motors 6.60% 4/1/36	186,000	255,294
General Motors Financial 5.25% 3/1/26	44,000	50,806
Toyota Motor Credit 2.60% 1/11/22	395,000	399,911
		706,011
Banks–0.64%
Bank of America 3.25% 10/21/27	275,000	298,303
Citigroup
μ3.67% 7/24/28	49,000	54,041
4.75% 5/18/46	34,000	43,272
5.30% 5/6/44	22,000	29,624
6.68% 9/13/43	299,000	459,059
Goldman Sachs Group
4.25% 10/21/25	275,000	307,425
5.25% 7/27/21	36,000	36,125
μHSBC Holdings 2.63% 11/7/25	400,000	419,813
JPMorgan Chase & Co.
3.20% 6/15/26	36,000	39,189
•3.46% 10/1/21	58,000	58,145
μ3.51% 1/23/29	327,000	360,410
μ3.90% 1/23/49	102,000	118,536
μ4.26% 2/22/48	46,000	55,832
Morgan Stanley 4.00% 7/23/25	61,000	67,848
PNC Financial Services Group 3.45% 4/23/29	291,000	325,057
U.S. Bancorp 3.10% 4/27/26	208,000	226,104
Wells Fargo & Co.
3.55% 9/29/25	59,000	64,847
4.10% 6/3/26	40,000	44,920
4.65% 11/4/44	333,000	410,270
		3,418,820

LVIP Invesco Select Equity Income Managed Volatility Fund–11

LVIP Invesco Select Equity Income Managed Volatility Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Beverages–0.11%
Anheuser-Busch InBev Worldwide
4.70% 2/1/36	91,000	$ 111,688
4.90% 2/1/46	101,000	127,841
Heineken 3.50% 1/29/28	90,000	99,480
Molson Coors Beverage 4.20% 7/15/46	34,000	37,878
PepsiCo 3.00% 8/25/21	220,000	220,912
		597,799
Biotechnology–0.07%
Gilead Sciences
3.25% 9/1/22	330,000	339,428
4.40% 12/1/21	44,000	44,295
		383,723
Chemicals–0.00%
Sherwin-Williams 4.50% 6/1/47	14,000	17,511
		17,511
Computers–0.11%
Apple
2.15% 2/9/22	254,000	257,030
3.35% 2/9/27	30,000	33,314
Dell International 5.45% 6/15/23	58,000	62,922
International Business Machines 2.88% 11/9/22	235,000	243,173
		596,439
Diversified Financial Services–0.55%
Air Lease
3.00% 9/15/23	6,000	6,272
4.25% 9/15/24	38,000	41,423
Aircastle 4.40% 9/25/23	304,000	325,427
American Express 3.63% 12/5/24	30,000	32,778
Aviation Capital Group
2.88% 1/20/22	100,000	101,016
4.88% 10/1/25	66,000	73,285
Capital One Financial 3.20% 1/30/23	317,000	330,068
=Convertible Trust - Energy 0.33% 9/19/24	832,000	894,566
=Convertible Trust - Media 0.25% 12/4/24	848,000	1,052,198
Synchrony Financial 3.95% 12/1/27	54,000	60,194
		2,917,227
Electric–0.19%
Electricite de France 4.88% 1/22/44	84,000	105,528
Georgia Power 3.70% 1/30/50	51,000	55,386
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
NextEra Energy Capital Holdings
0.65% 3/1/23	395,000	$ 396,612
3.55% 5/1/27	50,000	55,205
Oglethorpe Power 4.55% 6/1/44	52,000	59,396
Ohio Power 5.38% 10/1/21	18,000	18,223
PPL Electric Utilities 6.25% 5/15/39	4,000	5,832
Sempra Energy 3.80% 2/1/38	54,000	59,952
Xcel Energy
0.50% 10/15/23	94,000	93,981
3.50% 12/1/49	143,000	154,320
		1,004,435
Electronics–0.07%
Avnet 4.63% 4/15/26	64,000	71,936
Honeywell International
•0.38% 8/19/22	110,000	110,036
0.48% 8/19/22	175,000	175,055
		357,027
Entertainment–0.07%
Live Nation Entertainment 2.50% 3/15/23	272,000	379,794
		379,794
Food–0.09%
Ingredion 6.63% 4/15/37	23,000	31,995
Nestle Holdings 3.10% 9/24/21	465,000	466,980
		498,975
Forest Products & Paper–0.01%
International Paper 6.00% 11/15/41	22,000	31,264
		31,264
Gas–0.01%
NiSource 4.38% 5/15/47	54,000	64,628
		64,628
Health Care Products–0.01%
Medtronic 4.38% 3/15/35	23,000	28,613
		28,613
Health Care Services–0.03%
Laboratory Corp of America Holdings 4.70% 2/1/45	23,000	27,570
UnitedHealth Group 3.50% 8/15/39	135,000	150,875
		178,445
Insurance–0.40%
Allstate 3.28% 12/15/26	28,000	30,898

LVIP Invesco Select Equity Income Managed Volatility Fund–12

LVIP Invesco Select Equity Income Managed Volatility Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
American Equity Investment Life Holding 5.00% 6/15/27	244,000	$ 276,054
American International Group 4.38% 1/15/55	64,000	77,522
Athene Global Funding
2.75% 6/25/24	250,000	262,047
4.00% 1/25/22	110,000	112,285
Guardian Life Global Funding 2.90% 5/6/24	291,000	308,508
Jackson National Life Global Funding
2.10% 10/25/21	46,000	46,265
3.25% 1/30/24	42,000	44,721
Liberty Mutual Group 3.95% 5/15/60	88,000	96,689
Markel
5.00% 3/30/43	34,000	41,122
5.00% 5/20/49	273,000	353,990
Nationwide Financial Services 5.30% 11/18/44	40,000	50,323
PartnerRe Finance 3.70% 7/2/29	210,000	233,003
Prudential Financial 3.91% 12/7/47	14,000	16,261
Reinsurance Group of America 4.70% 9/15/23	34,000	36,947
Travelers 4.60% 8/1/43	60,000	78,872
Willis North America 3.60% 5/15/24	22,000	23,633
WR Berkley 4.63% 3/15/22	38,000	39,112
		2,128,252
Internet–0.11%
Amazon.com 2.88% 5/12/41	549,000	566,434
		566,434
Machinery Construction & Mining–0.02%
Caterpillar Financial Services 1.70% 8/9/21	130,000	130,215
		130,215
Machinery Diversified–0.06%
Deere & Co 2.60% 6/8/22	314,000	319,177
		319,177
Media–0.25%
Charter Communications Operating
3.85% 4/1/61	194,000	190,410
4.46% 7/23/22	321,000	332,328
Comcast
3.90% 3/1/38	74,000	85,151
4.15% 10/15/28	315,000	364,630
6.45% 3/15/37	27,000	39,179
Cox Communications 2.95% 10/1/50	58,000	54,942
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
NBCUniversal Media 5.95% 4/1/41	18,000	$ 25,917
Walt Disney 3.00% 9/15/22	220,000	227,106
		1,319,663
Metal Fabricate & Hardware–0.01%
Precision Castparts 2.50% 1/15/23	32,000	32,888
		32,888
Mining–0.00%
Rio Tinto Finance USA 7.13% 7/15/28	18,000	24,354
		24,354
Oil & Gas–0.11%
BP Capital Markets America 2.94% 6/4/51	208,000	199,134
Chevron
2.50% 3/3/22	210,000	212,778
5.25% 11/15/43	74,000	100,591
ConocoPhillips 4.15% 11/15/34	20,000	23,246
Husky Energy 3.95% 4/15/22	26,000	26,466
Suncor Energy 3.60% 12/1/24	30,000	32,404
		594,619
Packaging & Containers–0.02%
Packaging Corporation of America 4.50% 11/1/23	102,000	110,199
		110,199
Pharmaceuticals–0.41%
AbbVie
4.05% 11/21/39	223,000	258,998
4.50% 5/14/35	64,000	77,088
4.85% 6/15/44	86,000	109,356
AstraZeneca 2.38% 6/12/22	455,000	463,607
Becton Dickinson and Co. 4.88% 5/15/44	35,000	41,459
Bristol-Myers Squibb 4.13% 6/15/39	108,000	130,334
Cigna 4.80% 8/15/38	328,000	408,501
CVS Health 3.38% 8/12/24	34,000	36,547
♦CVS Pass Through Trust 6.04% 12/10/28	176,928	207,194
GlaxoSmithKline Capital 6.38% 5/15/38	6,000	8,983
Mead Johnson Nutrition 4.13% 11/15/25	4,000	4,500
Pfizer
2.20% 12/15/21	100,000	100,894
3.00% 9/15/21	305,000	306,767

LVIP Invesco Select Equity Income Managed Volatility Fund–13

LVIP Invesco Select Equity Income Managed Volatility Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Zoetis 4.70% 2/1/43	32,000	$ 41,139
		2,195,367
Pipelines–0.24%
Cameron LNG 3.70% 1/15/39	90,000	100,123
Energy Transfer Operating
4.20% 9/15/23	170,000	181,832
4.90% 3/15/35	32,000	36,965
5.00% 5/15/50	106,000	122,516
Enterprise Products Operating
4.25% 2/15/48	68,000	77,848
6.45% 9/1/40	2,000	2,859
Kinder Morgan 5.30% 12/1/34	38,000	46,936
MPLX
4.50% 7/15/23	389,000	416,049
4.50% 4/15/38	78,000	89,502
Plains All American Pipeline 3.65% 6/1/22	32,000	32,661
Spectra Energy Partners 4.50% 3/15/45	48,000	56,227
Sunoco Logistics Partners Operations 5.30% 4/1/44	58,000	66,875
Texas Eastern Transmission 7.00% 7/15/32	16,000	22,176
		1,252,569
Private Equity–0.07%
Apollo Management Holdings 4.00% 5/30/24	270,000	293,892
Brookfield Asset Management 4.00% 1/15/25	40,000	43,743
Carlyle Holdings Finance 3.88% 2/1/23	8,000	8,390
KKR Group FinanceIII 5.13% 6/1/44	28,000	36,446
		382,471
Real Estate Investment Trusts–0.19%
American Tower 1.60% 4/15/26	137,000	138,447
Crown Castle International
2.50% 7/15/31	224,000	225,595
4.75% 5/15/47	4,000	4,880
EPR Properties 4.75% 12/15/26	154,000	166,902
Life Storage 3.50% 7/1/26	40,000	43,756
Office Properties Income Trust 4.00% 7/15/22	66,000	68,151
Regency Centers
2.95% 9/15/29	240,000	252,736
4.65% 3/15/49	69,000	83,780
Service Properties Trust 5.00% 8/15/22	18,000	18,189
		1,002,436
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Retail–0.15%
Dollar General 3.25% 4/15/23	32,000	$ 33,393
Home Depot 2.63% 6/1/22	315,000	321,455
Starbucks 3.55% 8/15/29	300,000	335,223
Walgreens Boots Alliance
3.30% 11/18/21	54,000	54,333
4.50% 11/18/34	40,000	46,571
		790,975
Semiconductors–0.18%
Broadcom 3.47% 4/15/34	60,000	63,465
Marvell Technology 2.45% 4/15/28	192,000	195,688
Micron Technology 4.66% 2/15/30	100,000	116,235
NVIDIA 2.20% 9/16/21	125,000	125,304
NXP
3.88% 9/1/22	325,000	336,988
5.35% 3/1/26	64,000	74,678
Texas Instruments 2.63% 5/15/24	20,000	21,085
		933,443
Software–0.11%
Fiserv 3.80% 10/1/23	138,000	147,693
Microsoft 3.50% 2/12/35	36,000	41,775
Oracle 3.60% 4/1/40	175,000	184,582
salesforce.com 2.70% 7/15/41	217,000	217,897
		591,947
Telecommunications–0.34%
AT&T
3.00% 6/30/22	46,000	47,036
3.50% 9/15/53	220,000	221,027
3.55% 9/15/55	14,000	14,047
3.80% 12/1/57	161,000	167,743
4.30% 2/15/30	30,000	34,675
4.50% 5/15/35	42,000	49,300
Cisco Systems 1.85% 9/20/21	260,000	260,597
Rogers Communications
4.30% 2/15/48	136,000	156,663
4.50% 3/15/43	52,000	60,830
Verizon Communications
3.40% 3/22/41	92,000	97,322
4.40% 11/1/34	28,000	33,354
4.81% 3/15/39	44,000	55,734
Viavi Solutions
1.00% 3/1/24	252,000	355,162
1.75% 6/1/23	207,000	277,939
		1,831,429
Transportation–0.10%
CSX 5.50% 4/15/41	34,000	46,211
FedEx 4.90% 1/15/34	38,000	47,423

LVIP Invesco Select Equity Income Managed Volatility Fund–14

LVIP Invesco Select Equity Income Managed Volatility Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Transportation (continued)
Norfolk Southern 3.40% 11/1/49	103,000	$ 108,684
Union Pacific
3.20% 5/20/41	161,000	170,424
3.65% 2/15/24	9,000	9,648
3.84% 3/20/60	51,000	58,063
4.15% 1/15/45	39,000	44,908
United Parcel Service 3.40% 11/15/46	22,000	24,643
		510,004
Total Corporate Bonds (Cost $25,057,812)		27,110,227
U.S. TREASURY OBLIGATIONS–4.74%
U.S. Treasury Bonds
4.50% 2/15/36	1,088,200	1,493,895
4.50% 8/15/39	3,600	5,076
4.38% 5/15/40	7,200	10,062
1.88% 2/15/51	1,558,400	1,487,298
2.25% 5/15/41	215,300	224,013
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes
1.63% 5/15/31	1,657,500	$ 1,682,880
0.25% 6/15/24	2,277,500	2,263,621
1.25% 6/30/28	2,970,200	2,974,841
0.88% 6/30/26	7,849,800	7,846,120
0.13% 6/30/23	7,244,700	7,227,437
Total U.S. Treasury Obligations (Cost $24,941,404)		25,215,243

	Number of Shares
MONEY MARKET FUND–6.62%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 0.03%)	35,223,279	35,223,279
Total Money Market Fund (Cost $35,223,279)		35,223,279

TOTAL INVESTMENTS–99.56% (Cost $410,877,095)	529,550,922
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.44%	2,348,763
NET ASSETS APPLICABLE TO 37,841,822 SHARES OUTSTANDING–100.00%	$531,899,685
NET ASSET VALUE PER SHARE–LVIP INVESCO SELECT EQUITY INCOME MANAGED VOLATILITY FUND STANDARD CLASS ($3,099,450 / 219,812 Shares)	$14.100
NET ASSET VALUE PER SHARE–LVIP INVESCO SELECT EQUITY INCOME MANAGED VOLATILITY FUND SERVICE CLASS ($528,800,235 / 37,622,010 Shares)	$14.056
COMPONENTS OF NET ASSETS AT JUNE 30, 2021:
Shares of beneficial interest (unlimited authorization–no par)	$390,478,892
Distributable earnings/(accumulated loss)	141,420,793
TOTAL NET ASSETS	$531,899,685

† Non-income producing.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
♦ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2021. Rate will reset at a future date.
LVIP Invesco Select Equity Income Managed Volatility Fund–15

LVIP Invesco Select Equity Income Managed Volatility Fund
Statement of Net Assets (continued)
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements."

★ Includes $1,453,722 cash collateral held at broker for futures contracts, $22,876 expense reimbursement receivable from Lincoln Investment Advisors Corporation, $2,322,757 payable for securities purchased, $213,142 payable for fund shares redeemed, $75,732 other accrued expenses payable, $417,028 due to manager and affiliates and $3,996 variation margin due to broker on futures contracts as of June 30, 2021.

The following foreign currency exchange contracts and futures contracts were outstanding at June 30, 2021:
Foreign Currency Exchange Contracts1
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BNYM	EUR	(1,120,968)	USD	1,333,878	7/30/21	$ 3,838	$ —
SSB	CAD	(1,077,023)	USD	868,761	7/30/21	—	(72)
SSB	CAD	16,554	USD	(13,357)	7/30/21	—	(3)
SSB	CHF	(942,851)	USD	1,025,283	7/30/21	5,423	—
SSB	CHF	160,784	USD	(175,291)	7/30/21	—	(1,375)
SSB	CHF	16,625	USD	(17,975)	7/30/21	8	—
SSB	GBP	(2,058,100)	USD	2,857,787	7/30/21	10,550	—
SSB	GBP	(55,773)	USD	76,983	7/30/21	—	(175)
Total Foreign Currency Exchange Contracts						$19,819	$(1,625)
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
10	British Pound	$ 862,813	$ 884,152	9/13/21	$ —	$ (21,339)
10	Euro	1,483,125	1,524,964	9/13/21	—	(41,839)
9	Japanese Yen	1,013,287	1,028,420	9/13/21	—	(15,133)
					—	(78,311)
Equity Contracts:
3	E-mini Russell 2000 Index	346,170	348,449	9/17/21	—	(2,279)
67	E-mini S&P 500 Index	14,366,810	14,100,466	9/17/21	266,344	—
22	E-mini S&P MidCap 400 Index	5,923,280	5,996,252	9/17/21	—	(72,972)
29	Euro STOXX 50 Index	1,394,555	1,412,949	9/17/21	—	(18,394)
9	FTSE 100 Index	869,051	878,649	9/17/21	—	(9,598)
4	Nikkei 225 Index (OSE)	1,036,230	1,047,588	9/9/21	—	(11,358)
					266,344	(114,601)
Total Futures Contracts					$266,344	$(192,912)
The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2021.

Summary of Abbreviations:
ADR–American Depositary Receipt
BNYM–BNY Mellon
CAD–Canadian Dollar
CHF–Swiss Franc
EUR–Euro
FTSE–Financial Times Stock Exchange
GBP–British Pound Sterling
HSBC–Hong Kong and Shanghai Banking Corporation
LVIP Invesco Select Equity Income Managed Volatility Fund–16

LVIP Invesco Select Equity Income Managed Volatility Fund
Statement of Net Assets (continued)
Summary of Abbreviations: (continued)
IT–Information Technology
LIBOR03M–Intercontinental Exchange London Interbank Offered Rate USD 3 Month
LNG–Liquefied Natural Gas
OSE–Osaka Securities Exchange
S&P–Standard & Poor’s
SSB–State Street Bank
USD–United States Dollar
See accompanying notes, which are an integral part of the financial statements.
LVIP Invesco Select Equity Income Managed Volatility Fund–17

LVIP Invesco Select Equity Income Managed Volatility Fund
Statement of Operations
Six Months Ended June 30, 2021 (unaudited)
INVESTMENT INCOME:
Dividends	$ 4,845,372
Interest	406,857
Foreign taxes withheld	(96,842)
5,155,387
EXPENSES:
Management fees	1,481,259
Distribution fees-Service Class	912,356
Accounting and administration expenses	78,663
Shareholder servicing fees	76,029
Custodian fees	31,847
Pricing fees	23,762
Professional fees	21,059
Trustees’ fees and expenses	5,704
Reports and statements to shareholders	5,272
Consulting fees	1,596
Other	6,175
2,643,722
Less:
Expenses reimbursed	(250,107)
Total operating expenses	2,393,615
NET INVESTMENT INCOME	2,761,772
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	24,367,775
Foreign currencies	25,737
Foreign currency exchange contracts	(205,598)
Futures contracts	3,675,307
Net realized gain	27,863,221
Net change in unrealized appreciation (depreciation) of:
Investments	38,145,345
Foreign currencies	(6,712)
Foreign currency exchange contracts	280,781
Futures contracts	(488,346)
Net change in unrealized appreciation (depreciation)	37,931,068
NET REALIZED AND UNREALIZED GAIN	65,794,289
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$68,556,061
See accompanying notes, which are an integral part of the financial statements.
LVIP Invesco Select Equity Income Managed Volatility Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/21 (unaudited)	Year Ended 12/31/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 2,761,772	$ 6,527,824
Net realized gain (loss)	27,863,221	(7,918,233)
Net change in unrealized appreciation (depreciation)	37,931,068	35,344,221
Net increase in net assets resulting from operations	68,556,061	33,953,812
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(92,537)
Service Class	—	(15,732,867)
	—	(15,825,404)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	127,575	311,868
Service Class	5,814,669	34,413,974
Reinvestment of dividends and distributions:
Standard Class	—	92,537
Service Class	—	15,732,867
	5,942,244	50,551,246
Cost of shares redeemed:
Standard Class	(221,516)	(182,500)
Service Class	(52,312,681)	(68,066,676)
	(52,534,197)	(68,249,176)
Decrease in net assets derived from capital share transactions	(46,591,953)	(17,697,930)
NET INCREASE IN NET ASSETS	21,964,108	430,478
NET ASSETS:
Beginning of period	509,935,577	509,505,099
End of period	$531,899,685	$509,935,577
See accompanying notes, which are an integral part of the financial statements.
LVIP Invesco Select Equity Income Managed Volatility Fund–18

LVIP Invesco Select Equity Income Managed Volatility Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
		LVIP Invesco Select Equity Income Managed Volatility Fund Standard Class
	Six Months Ended 6/30/21[1] (unaudited)	Year Ended
		12/31/20 [2]	12/31/19 [3]	12/31/18	12/31/17	12/31/16 [4]
Net asset value, beginning of period	$ 12.356	$ 11.938	$ 10.135	$ 11.368	$ 9.794	$ 9.307
Income (loss) from investment operations:
Net investment income[5]	0.093	0.192	0.205	0.135	0.111	0.070
Net realized and unrealized gain (loss)	1.651	0.643	1.790	(1.171)	1.659	0.511
Total from investment operations	1.744	0.835	1.995	(1.036)	1.770	0.581
Less dividends and distributions from:
Net investment income	—	(0.188)	(0.189)	(0.197)	(0.196)	(0.094)
Net realized gain	—	(0.229)	(0.003)	—	—	—
Total dividends and distributions	—	(0.417)	(0.192)	(0.197)	(0.196)	(0.094)
Net asset value, end of period	$ 14.100	$ 12.356	$ 11.938	$ 10.135	$ 11.368	$ 9.794
Total return[6]	14.12%	7.32%	19.68%	(9.12%)	18.08%	6.24%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 3,099	$ 2,797	$ 2,461	$ 90	$ 97	$ 88
Ratio of expenses to average net assets[7]	0.57%	0.57%	0.55%	0.14%	0.14%	0.10%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[7]	0.67%	0.72%	0.76%	0.75%	0.74%	0.75%
Ratio of net investment income to average net assets	1.39%	1.72%	1.81%	1.19%	1.06%	0.75%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.29%	1.57%	1.60%	0.58%	0.46%	0.10%
Portfolio turnover	44%	65%	115%	12%	12%	84%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.
[3]	Effective February 11, 2019, Invesco Advisers, Inc. and Invesco Capital Management, LLC were added as sub-advisers to the Fund each responsible for the day-to-day management of a portion of the Fund's investment portfolio.
[4]	Effective May 1, 2016, SSGA Funds Management, Inc. was responsible for the day-to-day management of the Fund’s volatility management overlay, replacing Lincoln Investment Advisors Corporation.
[5]	The average shares outstanding method has been applied for per share information.
[6]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[7]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invested prior to February 11, 2019.
See accompanying notes, which are an integral part of the financial statements.
LVIP Invesco Select Equity Income Managed Volatility Fund–19

LVIP Invesco Select Equity Income Managed Volatility Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
		LVIP Invesco Select Equity Income Managed Volatility Fund Service Class
	Six Months Ended 6/30/21[1] (unaudited)	Year Ended
		12/31/20 [2]	12/31/19 [3]	12/31/18	12/31/17	12/31/16 [4]
Net asset value, beginning of period	$ 12.338	$ 11.925	$ 10.135	$ 11.365	$ 9.794	$ 9.310
Income (loss) from investment operations:
Net investment income[5]	0.070	0.152	0.164	0.095	0.074	0.037
Net realized and unrealized gain (loss)	1.648	0.638	1.789	(1.168)	1.656	0.509
Total from investment operations	1.718	0.790	1.953	(1.073)	1.730	0.546
Less dividends and distributions from:
Net investment income	—	(0.148)	(0.160)	(0.157)	(0.159)	(0.062)
Net realized gain	—	(0.229)	(0.003)	—	(0.000)	—
Total dividends and distributions	—	(0.377)	(0.163)	(0.157)	(0.159)	(0.062)
Net asset value, end of period	$ 14.056	$ 12.338	$ 11.925	$ 10.135	$ 11.365	$ 9.794
Total return[6]	13.92%	6.94%	19.26%	(9.44%)	17.66%	5.86%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$528,800	$507,139	$507,045	$131,744	$147,732	$132,618
Ratio of expenses to average net assets[7]	0.92%	0.92%	0.90%	0.49%	0.49%	0.45%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[7]	1.02%	1.07%	1.11%	1.10%	1.09%	1.10%
Ratio of net investment income to average net assets	1.04%	1.37%	1.46%	0.84%	0.71%	0.40%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	0.94%	1.22%	1.25%	0.23%	0.11%	(0.25%)
Portfolio turnover	44%	65%	115%	12%	12%	84%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.
[3]	Effective February 11, 2019, Invesco Advisers, Inc. and Invesco Capital Management, LLC were added as sub-advisers to the Fund each responsible for the day-to-day management of a portion of the Fund's investment portfolio.
[4]	Effective May 1, 2016, SSGA Funds Management, Inc. was responsible for the day-to-day management of the Fund’s volatility management overlay, replacing Lincoln Investment Advisors Corporation.
[5]	The average shares outstanding method has been applied for per share information.
[6]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[7]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invested prior to February 11, 2019.
See accompanying notes, which are an integral part of the financial statements.
LVIP Invesco Select Equity Income Managed Volatility Fund–20

LVIP Invesco Select Equity Income Managed Volatility Fund
Notes to Financial Statements
June 30, 2021 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 105 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Invesco Select Equity Income Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek capital appreciation.
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.
 Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2021 and for all open tax years (years ended December 31, 2017-December 31, 2020), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2021, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
LVIP Invesco Select Equity Income Managed Volatility Fund–21

LVIP Invesco Select Equity Income Managed Volatility Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.
 Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation ("LIAC") is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.565% of the Fund's average daily net assets.
LIAC has contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses exceed 0.565% of the Fund’s average daily net assets for the Standard Class and 0.915% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue through at least April 30, 2022, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.
LIAC retains the right to receive reimbursements of excess amounts waived or paid by LIAC under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LIAC and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2021, LIAC has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2022	2023	Total
LIAC	$ 332,948	$ 592,352	$ 925,300
Invesco Advisers, Inc. ("Invesco Advisers") and Invesco Capital Management, LLC ("Invesco Capital") are sub-advisers to the Fund with each responsible for the day-to-day management of a portion of the Fund's investment portfolio. For these services, LIAC, not the Fund, pays Invesco Advisers and Invesco Captial a fee based on their managed portions of the Fund's average daily net assets.
Schroder Investment Management North America Inc. (“Sub-Adviser”) and Schroder Investment Management North America Limited (“Sub-Sub-Adviser”) are responsible for managing the Fund's volatility management overlay. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets. The Sub-Adviser pays the Sub-Sub-Adviser directly for services performed.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2021, costs for these administrative and legal services were as follows:
Administrative	$15,679
Legal	2,494
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
LVIP Invesco Select Equity Income Managed Volatility Fund–22

LVIP Invesco Select Equity Income Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $1,930 for the six months ended June 30, 2021.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2021, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LIAC	$ 22,876
Management fees payable to LIAC	248,978
Distribution fees payable to LFD	153,341
Printing and mailing fees payable to Lincoln Life	1,930
Shareholder servicing fees payable to Lincoln Life	12,779
The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price.   Pursuant to these procedures, for the six months ended June 30, 2021, the Fund engaged in securities purchases of $23,913,467.
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
During the six months ended June 30, 2021, the Portfolio paid brokerage commissions to affiliated brokers/dealers:
Affiliate	Commission
Invesco Capital Markets, Inc	$216,253
3. Investments
For the six months ended June 30, 2021, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases other than U.S. government securities	$ 79,482,644
Purchases of U.S. government securities	131,616,718
Sales other than U.S. government securities	131,680,545
Sales of U.S. government securities	121,406,739
At June 30, 2021, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2021, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$411,129,372
Aggregate unrealized appreciation of investments and derivatives	$120,510,449
Aggregate unrealized depreciation of investments and derivatives	(1,997,271)
Net unrealized appreciation of investments and derivatives	$118,513,178
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2021.
LVIP Invesco Select Equity Income Managed Volatility Fund–23

LVIP Invesco Select Equity Income Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$429,628,372	$ —	$ —	$429,628,372
Convertible Preferred Stock	364,019	—	—	364,019
Preferred Stock	30,002	—	—	30,002
Agency Obligation	—	99,932	—	99,932
Convertible Bonds	—	11,879,848	—	11,879,848
Corporate Bonds
Aerospace & Defense	—	675,971	—	675,971
Agriculture	—	402,284	—	402,284
Airlines	—	134,819	—	134,819
Auto Manufacturers	—	706,011	—	706,011
Banks	—	3,418,820	—	3,418,820
Beverages	—	597,799	—	597,799
Biotechnology	—	383,723	—	383,723
Chemicals	—	17,511	—	17,511
Computers	—	596,439	—	596,439
Diversified Financial Services	—	970,463	1,946,764	2,917,227
Electric	—	1,004,435	—	1,004,435
Electronics	—	357,027	—	357,027
Entertainment	—	379,794	—	379,794
Food	—	498,975	—	498,975
Forest Products & Paper	—	31,264	—	31,264
Gas	—	64,628	—	64,628
Health Care Products	—	28,613	—	28,613
Health Care Services	—	178,445	—	178,445
Insurance	—	2,128,252	—	2,128,252
Internet	—	566,434	—	566,434
Machinery Construction & Mining	—	130,215	—	130,215
Machinery Diversified	—	319,177	—	319,177
LVIP Invesco Select Equity Income Managed Volatility Fund–24

LVIP Invesco Select Equity Income Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
	Level 1	Level 2	Level 3	Total
Media	$ —	$ 1,319,663	$ —	$ 1,319,663
Metal Fabricate & Hardware	—	32,888	—	32,888
Mining	—	24,354	—	24,354
Oil & Gas	—	594,619	—	594,619
Packaging & Containers	—	110,199	—	110,199
Pharmaceuticals	—	2,195,367	—	2,195,367
Pipelines	—	1,252,569	—	1,252,569
Private Equity	—	382,471	—	382,471
Real Estate Investment Trusts	—	1,002,436	—	1,002,436
Retail	—	790,975	—	790,975
Semiconductors	—	933,443	—	933,443
Software	—	591,947	—	591,947
Telecommunications	—	1,831,429	—	1,831,429
Transportation	—	510,004	—	510,004
U.S. Treasury Obligations	—	25,215,243	—	25,215,243
Money Market Fund	35,223,279	—	—	35,223,279
Total Investments	$465,245,672	$62,358,486	$1,946,764	$529,550,922
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$ —	$19,819	$—	$ 19,819
Futures Contract	$ 266,344	$ —	$—	$ 266,344
Liabilities:
Foreign Currency Exchange Contracts	$ —	$ (1,625)	$—	$ (1,625)
Futures Contracts	$(192,912)	$ —	$—	$(192,912)
During the six months ended June 30, 2021, there were no material transfers to or from Level 3 investments.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/21	12/31/20
Shares sold:
Standard Class	9,905	28,405
Service Class	431,849	3,197,172
Shares reinvested:
Standard Class	—	8,098
Service Class	—	1,392,177
	441,754	4,625,852
Shares redeemed:
Standard Class	(16,425)	(16,281)
Service Class	(3,912,684)	(6,005,359)
	(3,929,109)	(6,021,640)
Net decrease	(3,487,355)	(1,395,788)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $300,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 16, 2022.
The Fund had no amounts outstanding as of June 30, 2021, or at any time during the period then ended.
LVIP Invesco Select Equity Income Managed Volatility Fund–25

LVIP Invesco Select Equity Income Managed Volatility Fund
Notes to Financial Statements (continued)
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Foreign Currency Exchange Contracts–The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of foreign currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
During the six months ended June 30, 2021, the Fund entered into foreign currency exchange contracts and foreign cross currency exchange contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2021, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool and to hedge currency risks associated with the Fund's investments.
Fair values of derivative instruments as of June 30, 2021 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Foreign currency exchange contracts (Currency contracts)	Receivables and other assets net of liabilities	$ 19,819	Receivables and other assets net of liabilities	$ (1,625)
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	266,344	Receivables and other assets net of liabilities	(114,601)
Futures contracts (Currency contracts)	Receivables and other assets net of liabilities	—	Receivables and other assets net of liabilities	(78,311)
Total		$286,163		$(194,537)
LVIP Invesco Select Equity Income Managed Volatility Fund–26

LVIP Invesco Select Equity Income Managed Volatility Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2021 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$ (205,598)	$ 280,781
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	3,608,757	(374,583)
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	66,550	(113,763)
Total		$3,469,709	$(207,565)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2021.
	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average cost)	$214,574	$9,407,970
Futures contracts (average notional value)	26,699,255	—
In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.
At June 30, 2021, the Fund had the following assets and liabilities subject to offsetting provisions:
Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities
Counterparty	Gross Value of Derivative Assets	Gross Value of Derivative Liability	Net Position
Bank of New York Mellon	$3,838	$—	$3,838
Total	$3,838	$—	$3,838

LVIP Invesco Select Equity Income Managed Volatility Fund–27

LVIP Invesco Select Equity Income Managed Volatility Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
Counterparty	Net Position	Fair Value of Non Cash Collateral Received	Cash Collateral Received	Fair Value of Non Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure[1]
Bank of New York Mellon	3,838	—	—	—	—	3,838
Total	3,838	—	—	—	—	3,838

1	Net exposure represents the receivable (payable) that would be due from (to) the counterparty in an event of default.
7. Risk Factors
The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s Financial Services LLC or Ba or lower by Moody’s Investor Services Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.
When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2021. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
The Fund invests in fixed income securities whose values are derived from an underlying pool of mortgages or consumer loans. The values of these securities are sensitive to changes in economic conditions, including delinquencies and defaults, and may be adversely affected by changes in interest rates and shifts in the market’s perception of issuers. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (“CMOs”). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive, not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on a CMO’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities, even if the securities are rated in the highest rating categories.
Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities.   Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
LVIP Invesco Select Equity Income Managed Volatility Fund–28

LVIP Invesco Select Equity Income Managed Volatility Fund
Notes to Financial Statements (continued)
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Recent Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) - Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying this ASU.
10. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Invesco Select Equity Income Managed Volatility Fund–29

LVIP Invesco Select Equity Income Managed Volatility Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 8-9, 2021, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2020 through December 31, 2020. During the period covered by the report, there was one liquidity event due to an extended Taiwanese foreign holiday in February 2020 that caused the LVIP SSGA Emerging Markets Equity Index Fund to classify its Taiwanese securities as illiquid for one day, which caused the Fund to exceed the 15% limit on illiquid securities on that day. The LVIP SSGA Emerging Markets Equity Index Fund was under the 15% limitation the following business day, and there was no impact on the Fund ability to timely meet redemptions. There were no additional liquidity events that impacted the Fund or its respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP Invesco Select Equity Income Managed Volatility Fund–30

LVIP JPMorgan High Yield Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2021

LVIP JPMorgan High Yield Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP JPMorgan High Yield Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2021 to June 30, 2021
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”) and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021 to June 30, 2021.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/21	Ending Account Value 6/30/21	Annualized Expense Ratio	Expenses Paid During Period 1/1/21 to 6/30/21*
Actual
Standard Class Shares	$1,000.00	$1,051.50	0.66%	$3.36
Service Class Shares	1,000.00	1,050.20	0.91%	4.63
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.50	0.66%	$3.31
Service Class Shares	1,000.00	1,020.30	0.91%	4.56

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP JPMorgan High Yield Fund–1

LVIP JPMorgan High Yield Fund
Security Type/Sector Allocation and Credit Quality Ratings (unaudited)
As of June 30, 2021
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Convertible Bonds	0.19%
Corporate Bonds	86.92%
Advertising	0.56%
Aerospace & Defense	0.93%
Airlines	0.97%
Apparel	0.08%
Auto Manufacturers	2.37%
Auto Parts & Equipment	2.51%
Banks	0.96%
Beverages	0.16%
Biotechnology	0.10%
Building Materials	1.06%
Chemicals	2.30%
Commercial Services	3.92%
Computers	1.57%
Cosmetics & Personal Care	0.30%
Distribution/Wholesale	0.38%
Diversified Financial Services	1.55%
Electric	0.99%
Electrical Components & Equipment	0.70%
Electronics	0.74%
Energy-Alternate Sources	0.01%
Engineering & Construction	0.43%
Entertainment	2.84%
Environmental Control	0.59%
Food	2.12%
Food Service	0.11%
Gas	0.22%
Health Care Products	0.50%
Health Care Services	7.58%
Home Furnishings	0.17%
Household Products Wares	0.78%
Housewares	0.54%
Internet	1.16%
Iron & Steel	0.51%
Leisure Time	0.79%
Lodging	1.74%
Machinery Construction & Mining	0.36%
Machinery Diversified	0.25%
Media	9.89%
Metal Fabricate & Hardware	0.21%
Mining	1.07%
Miscellaneous Manufacturing	0.27%
Office Business Equipment	0.24%
Oil & Gas	5.12%
Oil & Gas Services	0.17%
Security Type/Sector	Percentage of Net Assets
Packaging & Containers	2.01%
Pharmaceuticals	3.67%
Pipelines	4.49%
Real Estate	0.08%
Real Estate Investment Trusts	2.08%
Retail	2.74%
Semiconductors	0.72%
Software	1.10%
Telecommunications	9.47%
Toys Games Hobbies	0.29%
Transportation	0.39%
Trucking & Leasing	0.06%
Loan Agreements	4.55%
Common Stock	2.48%
Preferred Stocks	0.44%
Rights	0.03%
Warrants	0.07%
Money Market Fund	4.04%
Total Investments	98.72%
Receivables and Other Assets Net of Liabilities	1.28%
Total Net Assets	100.00%

Credit Quality Ratings (as a % of fixed income investments)#
BBB	7.66%
BB	55.02%
B	28.98%
CCC	5.88%
Below CCC	0.26%
Non-Rated	2.20%
Total	100.00%

#	For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s Rating Services (“S&P”) or Moody’s Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.

LVIP JPMorgan High Yield Fund–2

LVIP JPMorgan High Yield Fund
Statement of Net Assets
June 30, 2021 (unaudited)
	Principal Amount°	Value (U.S. $)
CONVERTIBLE BONDS–0.19%
DISH Network 3.38% exercise price $3.38, maturity date 8/15/26	1,404,000	$ 1,432,782
Liberty Interactive
3.75% exercise price $3.75, maturity date 2/15/30	129,589	97,840
4.00% exercise price $4.00, maturity date 11/15/29	175,696	134,407
Total Convertible Bonds (Cost $1,412,114)		1,665,029
CORPORATE BONDS–86.92%
Advertising–0.56%
Clear Channel Outdoor Holdings
7.50% 6/1/29	1,762,000	1,824,263
7.75% 4/15/28	1,040,000	1,089,421
Lamar Media 4.88% 1/15/29	865,000	912,575
National CineMedia 5.88% 4/15/28	490,000	481,425
Outfront Media Capital 5.00% 8/15/27	540,000	559,110
		4,866,794
Aerospace & Defense–0.93%
Howmet Aerospace
5.90% 2/1/27	376,000	438,980
6.75% 1/15/28	1,400,000	1,687,000
6.88% 5/1/25	965,000	1,123,241
Rolls-Royce 5.75% 10/15/27	545,000	600,312
Spirit AeroSystems
5.50% 1/15/25	470,000	499,375
7.50% 4/15/25	920,000	982,100
TransDigm 6.25% 3/15/26	2,499,000	2,636,445
Triumph Group 8.88% 6/1/24	91,000	101,237
		8,068,690
Airlines–0.97%
American Airlines
5.50% 4/20/26	1,320,000	1,397,550
5.75% 4/20/29	1,144,000	1,236,950
Delta Air Lines
4.50% 10/20/25	725,000	779,100
4.75% 10/20/28	1,015,000	1,128,434
Mileage Plus Holdings 6.50% 6/20/27	1,747,500	1,923,998
United Airlines 4.38% 4/15/26	1,106,000	1,144,909
United Airlines Holdings 4.88% 1/15/25	772,000	800,950
		8,411,891
Apparel–0.08%
William Carter 5.63% 3/15/27	685,000	720,757
		720,757
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Manufacturers–2.37%
Allison Transmission
3.75% 1/30/31	662,000	$ 650,660
5.88% 6/1/29	95,000	104,025
Ford Motor
8.50% 4/21/23	756,000	843,658
9.00% 4/22/25	656,000	808,763
9.63% 4/22/30	814,000	1,168,090
Ford Motor Credit
3.37% 11/17/23	330,000	342,105
3.38% 11/13/25	1,003,000	1,040,061
3.82% 11/2/27	871,000	907,253
4.00% 11/13/30	1,127,000	1,180,533
4.13% 8/4/25	450,000	480,933
4.13% 8/17/27	2,028,000	2,151,257
4.27% 1/9/27	1,230,000	1,317,822
4.39% 1/8/26	725,000	783,000
4.54% 8/1/26	3,515,000	3,822,562
4.69% 6/9/25	1,315,000	1,423,488
5.13% 6/16/25	1,658,000	1,825,872
JB Poindexter 7.13% 4/15/26	765,000	808,031
PM General Purchaser 9.50% 10/1/28	763,000	803,759
		20,461,872
Auto Parts & Equipment–2.51%
Adient 9.00% 4/15/25	468,000	515,385
Adient Global Holdings 4.88% 8/15/26	920,000	946,892
Allison Transmission 4.75% 10/1/27	2,926,000	3,039,441
American Axle & Manufacturing
6.25% 4/1/25	1,461,000	1,509,155
6.25% 3/15/26	1,317,000	1,358,288
6.50% 4/1/27	1,776,000	1,882,560
6.88% 7/1/28	510,000	557,012
Clarios Global
6.25% 5/15/26	405,000	431,450
6.75% 5/15/25	936,000	996,821
Cooper-Standard Automotive
5.63% 11/15/26	2,560,000	2,408,192
13.00% 6/1/24	1,080,000	1,220,400
Dana
5.38% 11/15/27	1,895,000	2,018,175
5.63% 6/15/28	239,000	258,646
Goodyear Tire & Rubber
5.00% 7/15/29	942,000	986,274
5.25% 4/30/31	688,000	718,100
5.25% 7/15/31	236,000	246,620
Tenneco
5.00% 7/15/26	910,000	905,177
5.13% 4/15/29	630,000	647,382
5.38% 12/15/24	445,000	445,458
7.88% 1/15/29	480,000	542,102
		21,633,530
LVIP JPMorgan High Yield Fund–3

LVIP JPMorgan High Yield Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks–0.96%
μBank of America
6.10% 3/17/25	1,396,000	$ 1,567,527
6.25% 9/5/24	845,000	934,781
μBarclays
7.75% 9/15/23	527,000	579,041
8.00% 6/15/24	996,000	1,132,950
μCitigroup
5.95% 5/15/25	370,000	404,946
6.25% 8/15/26	1,070,000	1,250,263
μCredit Agricole 8.13% 12/23/25	494,000	600,210
μNatwest Group 8.63% 8/15/21	335,000	337,419
μSociete Generale 7.38% 9/13/21	1,465,000	1,477,892
		8,285,029
Beverages–0.16%
Triton Water Holdings 6.25% 4/1/29	1,371,000	1,374,427
		1,374,427
Biotechnology–0.10%
Emergent BioSolutions 3.88% 8/15/28	850,000	832,592
		832,592
Building Materials–1.06%
APi Group 4.13% 7/15/29	625,000	621,487
Boise Cascade 4.88% 7/1/30	190,000	201,885
Forterra Finance 6.50% 7/15/25	575,000	619,563
Griffon 5.75% 3/1/28	1,410,000	1,498,125
JELD-WEN
4.88% 12/15/27	1,200,000	1,247,064
6.25% 5/15/25	520,000	554,585
PGT Innovations 6.75% 8/1/26	800,000	844,460
Standard Industries
3.38% 1/15/31	415,000	397,242
4.75% 1/15/28	1,840,000	1,925,928
5.00% 2/15/27	445,000	460,853
Summit Materials
5.13% 6/1/25	400,000	403,210
5.25% 1/15/29	379,000	402,661
		9,177,063
Chemicals–2.30%
Axalta Coating Systems
3.38% 2/15/29	713,000	696,958
4.75% 6/15/27	2,024,000	2,120,140
Chemours
5.75% 11/15/28	820,000	877,211
7.00% 5/15/25	1,816,000	1,872,750
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Chemicals (continued)
CVR Partners
6.13% 6/15/28	796,000	$ 815,900
9.25% 6/15/23	420,000	421,092
Element Solutions 3.88% 9/1/28	1,260,000	1,285,578
GCP Applied Technologies 5.50% 4/15/26	300,000	308,565
Hexion 7.88% 7/15/27	995,000	1,073,356
INEOS Group Holdings 5.63% 8/1/24	200,000	200,700
INEOS Quattro Finance 3.38% 1/15/26	992,000	1,005,124
Nouryon Holding 8.00% 10/1/26	520,000	551,200
NOVA Chemicals
4.25% 5/15/29	824,000	832,240
4.88% 6/1/24	1,406,000	1,483,330
5.00% 5/1/25	313,000	334,910
5.25% 6/1/27	826,000	890,263
Trinseo Materials Operating SCA
5.13% 4/1/29	1,402,000	1,433,545
5.38% 9/1/25	2,072,000	2,120,941
Valvoline 4.25% 2/15/30	570,000	588,514
Venator Finance Sarl 9.50% 7/1/25	815,000	915,856
		19,828,173
Commercial Services–3.92%
ADT Security 4.88% 7/15/32	1,600,000	1,685,984
Allied Universal Holdco
4.63% 6/1/28	555,000	555,435
4.63% 6/1/28	863,000	866,115
6.63% 7/15/26	374,000	396,526
9.75% 7/15/27	373,000	410,766
Avis Budget Car Rental
5.25% 3/15/25	1,068,000	1,081,350
5.38% 3/1/29	619,000	644,534
5.75% 7/15/27	602,000	631,161
5.75% 7/15/27	295,000	307,709
Brink's 4.63% 10/15/27	2,313,000	2,411,302
CoreCivic 8.25% 4/15/26	1,045,000	1,084,396
Garda World Security 6.00% 6/1/29	929,000	922,032
Gartner
3.63% 6/15/29	229,000	232,435
3.75% 10/1/30	385,000	393,897
4.50% 7/1/28	755,000	797,371
GW B-CR Security 9.50% 11/1/27	1,285,000	1,423,137
Herc Holdings 5.50% 7/15/27	1,562,000	1,646,692
‡Hertz
5.50% 10/15/24	656,000	659,280
6.00% 1/15/28	2,613,000	2,808,975
7.13% 8/1/26	805,000	863,362

LVIP JPMorgan High Yield Fund–4

LVIP JPMorgan High Yield Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Services (continued)
‡Hertz (continued)
7.63% 6/1/22	254,000	$ 283,845
Jaguar Holding
4.63% 6/15/25	309,000	324,450
5.00% 6/15/28	310,000	336,015
NESCO Holdings II 5.50% 4/15/29	275,000	287,031
Nielsen Finance 5.63% 10/1/28	900,000	950,481
Prime Security Services Borrower
3.38% 8/31/27	726,000	704,220
5.25% 4/15/24	947,000	1,014,739
5.75% 4/15/26	400,000	441,868
Sabre GLBL
7.38% 9/1/25	1,170,000	1,272,375
9.25% 4/15/25	583,000	693,088
Service International
3.38% 8/15/30	556,000	544,769
4.63% 12/15/27	75,000	79,313
5.13% 6/1/29	990,000	1,074,150
ServiceInternational/US 4.00% 5/15/31	287,000	292,934
Team Health Holdings 6.38% 2/1/25	737,000	700,931
United Rentals North America
3.88% 2/15/31	807,000	821,123
4.88% 1/15/28	391,000	414,656
5.25% 1/15/30	2,310,000	2,530,351
5.50% 5/15/27	770,000	816,200
5.88% 9/15/26	443,000	458,412
		33,863,410
Computers–1.57%
Ahead DB Holdings 6.63% 5/1/28	635,000	656,933
Booz Allen Hamilton
3.88% 9/1/28	741,000	755,820
4.00% 7/1/29	808,000	826,180
Dell International 7.13% 6/15/24	2,225,000	2,282,182
Dell International / EMC
6.10% 7/15/27	280,000	343,049
6.20% 7/15/30	280,000	360,038
Diebold Nixdorf 9.38% 7/15/25	155,000	171,856
Exela Intermediate 10.00% 7/15/23	2,800,000	1,834,000
NCR
5.00% 10/1/28	486,000	502,558
5.13% 4/15/29	783,000	807,469
5.75% 9/1/27	2,432,000	2,573,360
6.13% 9/1/29	1,050,000	1,144,500
8.13% 4/15/25	425,000	464,737
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Computers (continued)
Presidio Holdings 4.88% 2/1/27	505,000	$ 519,524
Science Applications International 4.88% 4/1/28	285,000	298,894
		13,541,100
Cosmetics & Personal Care–0.30%
Coty 5.00% 4/15/26	660,000	669,227
Edgewell Personal Care
4.13% 4/1/29	450,000	454,500
5.50% 6/1/28	1,360,000	1,441,600
		2,565,327
Distribution/Wholesale–0.38%
Performance Food Group
5.50% 10/15/27	624,000	655,793
6.88% 5/1/25	160,000	170,419
Wolverine Escrow
8.50% 11/15/24	120,000	116,400
9.00% 11/15/26	2,083,000	2,030,925
13.13% 11/15/27	365,000	306,600
		3,280,137
Diversified Financial Services–1.55%
Ally Financial 5.75% 11/20/25	1,919,000	2,203,315
Curo Group Holdings 8.25% 9/1/25	772,000	799,020
•ILFC E-Capital Trust I 3.66% 12/21/65	640,000	531,200
•ILFC E-Capital Trust II 3.91% 12/21/65	1,566,000	1,336,268
Nationstar Mortgage Holdings
5.13% 12/15/30	504,000	501,480
5.50% 8/15/28	644,000	649,236
OneMain Finance
3.50% 1/15/27	305,000	307,287
4.00% 9/15/30	340,000	337,025
6.13% 5/15/22	740,000	768,675
6.13% 3/15/24	785,000	844,856
6.63% 1/15/28	410,000	470,008
7.13% 3/15/26	597,000	695,332
Park Aerospace Holdings 5.50% 2/15/24	1,000,000	1,099,304
Quicken Loans
3.63% 3/1/29	807,000	796,912
3.88% 3/1/31	143,000	144,071
5.25% 1/15/28	1,843,000	1,935,150
		13,419,139
Electric–0.99%
Calpine
4.63% 2/1/29	1,106,000	1,087,353
5.00% 2/1/31	557,000	554,215

LVIP JPMorgan High Yield Fund–5

LVIP JPMorgan High Yield Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Clearway Energy Operating 5.00% 9/15/26	682,000	$ 700,755
NextEra Energy Operating Partners 4.25% 9/15/24	89,000	93,895
NRG Energy
3.38% 2/15/29	400,000	391,508
3.63% 2/15/31	337,000	331,170
5.25% 6/15/29	845,000	898,869
5.75% 1/15/28	127,000	135,255
6.63% 1/15/27	1,847,000	1,912,051
PG&E
5.00% 7/1/28	803,000	811,929
5.25% 7/1/30	199,000	200,891
Pike 5.50% 9/1/28	641,000	666,640
=Texas Competitive Electric Holdings Escrow 1.00% 10/20/99	6,255,000	9,383
Vistra Operations
4.38% 5/1/29	461,000	463,305
5.00% 7/31/27	280,000	287,456
		8,544,675
Electrical Components & Equipment–0.70%
Energizer Holdings
4.38% 3/31/29	1,636,000	1,637,685
4.75% 6/15/28	1,097,000	1,124,151
WESCO Distribution
5.38% 6/15/24	733,000	742,896
7.13% 6/15/25	1,152,000	1,244,966
7.25% 6/15/28	1,152,000	1,283,155
		6,032,853
Electronics–0.74%
Imola Merger 4.75% 5/15/29	3,407,000	3,504,951
Sensata Technologies
3.75% 2/15/31	546,000	539,901
4.00% 4/15/29	832,000	844,550
4.88% 10/15/23	435,000	466,325
5.00% 10/1/25	391,000	435,476
5.63% 11/1/24	531,000	590,074
		6,381,277
Energy-Alternate Sources–0.01%
Esc Gcb Gulfport Energy
6.00% 10/15/24	1,110,000	41,625
6.38% 5/15/25	196,000	7,350
6.38% 1/15/26	1,155,000	43,312
		92,287
Engineering & Construction–0.43%
Global Infrastructure Solutions 5.63% 6/1/29	793,000	822,976
MasTec 4.50% 8/15/28	1,940,000	2,042,490
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Engineering & Construction (continued)
Weekley Homes 4.88% 9/15/28	841,000	$ 870,435
		3,735,901
Entertainment–2.84%
AMC Entertainment Holdings
10.50% 4/24/26	449,000	487,165
@12.00% 6/15/26	1,330,347	1,361,943
Boyne USA 4.75% 5/15/29	659,000	679,910
Cedar Fair
5.25% 7/15/29	205,000	211,150
5.38% 4/15/27	67,000	69,010
5.50% 5/1/25	1,931,000	2,015,481
Cinemark 5.25% 7/15/28	510,000	522,750
Cinemark USA 8.75% 5/1/25	407,000	445,665
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.50% 2/15/23	1,233,000	1,285,218
International Game Technology
4.13% 4/15/26	350,000	364,437
5.25% 1/15/29	376,000	403,260
6.50% 2/15/25	1,439,000	1,613,479
Live Nation Entertainment
3.75% 1/15/28	564,000	566,493
4.75% 10/15/27	1,090,000	1,129,512
4.88% 11/1/24	649,000	659,384
5.63% 3/15/26	1,402,000	1,460,015
6.50% 5/15/27	750,000	832,350
Six Flags Entertainment
4.88% 7/31/24	1,915,000	1,934,150
5.50% 4/15/27	866,000	893,132
Six Flags Theme Parks 7.00% 7/1/25	962,000	1,036,747
Stars Group Holdings 7.00% 7/15/26	1,763,000	1,824,776
Vail Resorts 6.25% 5/15/25	2,031,000	2,173,942
WMG Acquisition 3.00% 2/15/31	1,462,000	1,385,187
Wynn Resorts Finance 5.13% 10/1/29	1,064,000	1,123,850
		24,479,006
Environmental Control–0.59%
Clean Harbors 4.88% 7/15/27	735,000	769,912
GFL Environmental
3.75% 8/1/25	686,000	704,865
4.00% 8/1/28	603,000	595,674
4.75% 6/15/29	684,000	710,197
Harsco 5.75% 7/31/27	156,000	163,359
Madison IAQ
4.13% 6/30/28	195,000	196,950
5.88% 6/30/29	1,030,000	1,048,025

LVIP JPMorgan High Yield Fund–6

LVIP JPMorgan High Yield Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Environmental Control (continued)
Stericycle 3.88% 1/15/29	893,000	$ 891,241
		5,080,223
Food–2.12%
B&G Foods 5.25% 4/1/25	1,724,000	1,770,720
Dole Food 7.25% 6/15/25	1,510,000	1,540,200
Lamb Weston Holdings
4.88% 11/1/26	1,110,000	1,147,463
4.88% 5/15/28	448,000	495,600
New Albertsons
3.25% 3/15/26	699,000	708,961
3.50% 2/15/23	430,000	441,399
3.50% 3/15/29	1,371,000	1,355,576
4.63% 1/15/27	1,305,000	1,364,965
5.75% 3/15/25	301,000	307,773
5.88% 2/15/28	834,000	898,547
6.63% 6/1/28	569,000	623,055
7.45% 8/1/29	154,000	179,025
7.50% 3/15/26	1,361,000	1,493,698
7.75% 6/15/26	672,000	769,440
8.00% 5/1/31	644,000	779,240
Post Holdings
5.63% 1/15/28	965,000	1,022,900
5.75% 3/1/27	3,125,000	3,269,531
TreeHouse Foods 4.00% 9/1/28	132,000	131,010
		18,299,103
Food Service–0.11%
Aramark Services 5.00% 2/1/28	917,000	960,282
		960,282
Gas–0.22%
AmeriGas Partners
5.50% 5/20/25	680,000	746,300
5.63% 5/20/24	291,000	317,917
5.75% 5/20/27	520,000	579,800
5.88% 8/20/26	220,000	246,323
		1,890,340
Health Care Products–0.50%
Avantor Funding 4.63% 7/15/28	1,671,000	1,764,192
Hill-Rom Holdings 4.38% 9/15/27	375,000	388,125
Hologic 3.25% 2/15/29	2,184,000	2,164,890
		4,317,207
Health Care Services–7.58%
Acadia Healthcare 5.00% 4/15/29	457,000	476,614
AHP Health Partners 5.75% 7/15/29	603,000	611,291
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services (continued)
Catalent Pharma Solutions
3.13% 2/15/29	211,000	$ 204,328
5.00% 7/15/27	142,000	148,384
Centene
4.25% 12/15/27	2,466,000	2,598,548
4.63% 12/15/29	4,915,000	5,405,370
5.38% 6/1/26	461,000	481,745
CHS/Community Health Systems
5.63% 3/15/27	870,000	928,725
6.00% 1/15/29	435,000	465,450
Community Health Systems
4.75% 2/15/31	735,000	737,756
6.13% 4/1/30	636,000	645,540
8.00% 3/15/26	1,453,000	1,565,608
DaVita
3.75% 2/15/31	1,711,000	1,642,560
4.63% 6/1/30	530,000	544,957
Encompass Health
4.50% 2/1/28	3,401,000	3,528,435
4.75% 2/1/30	474,000	503,625
Envision Healthcare 8.75% 10/15/26	716,000	501,200
Global Medical Response 6.50% 10/1/25	940,000	967,025
HCA
3.50% 9/1/30	1,665,000	1,773,841
5.38% 2/1/25	5,506,000	6,210,768
5.38% 9/1/26	3,920,000	4,510,940
5.63% 9/1/28	812,000	962,220
5.88% 2/15/26	7,118,000	8,225,917
5.88% 2/1/29	200,000	241,500
IQVIA
5.00% 10/15/26	1,826,000	1,889,910
5.00% 5/15/27	1,259,000	1,318,803
Molina Healthcare 3.88% 11/15/30	752,000	783,020
Radiology Partners 9.25% 2/1/28	825,000	911,625
RP Escrow Issuer 5.25% 12/15/25	425,000	443,594
Syneos Health 3.63% 1/15/29	187,000	185,130
Tenet Healthcare
4.25% 6/1/29	790,000	799,875
4.63% 7/15/24	2,870,000	2,912,189
4.63% 9/1/24	326,000	334,593
4.63% 6/15/28	397,000	408,592
4.88% 1/1/26	4,225,000	4,382,170
5.13% 11/1/27	3,506,000	3,676,917
6.25% 2/1/27	2,750,000	2,870,313
7.50% 4/1/25	568,000	613,514
		65,412,592

LVIP JPMorgan High Yield Fund–7

LVIP JPMorgan High Yield Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Home Furnishings–0.17%
Tempur Sealy International 4.00% 4/15/29	1,487,000	$ 1,505,513
		1,505,513
Household Products Wares–0.78%
ACCO Brands 4.25% 3/15/29	1,630,000	1,613,700
Central Garden & Pet
4.13% 10/15/30	651,000	664,834
5.13% 2/1/28	2,367,000	2,500,759
Spectrum Brands
3.88% 3/15/31	357,000	350,799
5.00% 10/1/29	572,000	606,320
5.50% 7/15/30	840,000	905,100
5.75% 7/15/25	104,000	106,574
		6,748,086
Housewares–0.54%
CD&R Smokey Buyer 6.75% 7/15/25	1,100,000	1,179,068
Newell Brands
4.70% 4/1/26	1,463,000	1,631,420
4.88% 6/1/25	395,000	436,969
5.88% 4/1/36	250,000	308,125
Scotts Miracle-Gro
4.00% 4/1/31	819,000	816,445
4.50% 10/15/29	274,000	284,337
		4,656,364
Internet–1.16%
Arches Buyer
4.25% 6/1/28	744,000	735,630
6.13% 12/1/28	350,000	360,500
Netflix
4.88% 4/15/28	2,500,000	2,906,250
4.88% 6/15/30	1,360,000	1,617,448
5.38% 11/15/29	1,105,000	1,342,129
5.88% 11/15/28	648,000	795,374
Photo Holdings Merger Sub 8.50% 10/1/26	1,975,000	2,165,094
TripAdvisor 7.00% 7/15/25	68,000	73,168
		9,995,593
Iron & Steel–0.51%
Allegheny Technologies 5.88% 12/1/27	565,000	591,837
Big River Steel / BRS Finance 6.63% 1/31/29	873,000	961,391
Carpenter Technology 6.38% 7/15/28	573,000	629,069
Cleveland-Cliffs
4.63% 3/1/29	708,000	745,007
4.88% 3/1/31	507,000	532,350
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Iron & Steel (continued)
United States Steel 6.88% 3/1/29	896,000	$ 958,720
		4,418,374
Leisure Time–0.79%
Carnival
10.50% 2/1/26	289,000	336,468
11.50% 4/1/23	567,000	638,102
Constellation Merger Sub 8.50% 9/15/25	962,000	946,714
Royal Caribbean Cruises
9.13% 6/15/23	179,000	196,453
10.88% 6/1/23	524,000	596,705
11.50% 6/1/25	1,519,000	1,750,647
Vista Outdoor 4.50% 3/15/29	2,356,000	2,397,230
		6,862,319
Lodging–1.74%
Hilton Domestic Operating
3.75% 5/1/29	335,000	338,350
4.00% 5/1/31	201,000	202,783
4.88% 1/15/30	722,000	770,735
5.38% 5/1/25	236,000	248,390
5.75% 5/1/28	659,000	713,084
Hilton Grand Vacations Borrower 6.13% 12/1/24	845,000	885,137
Hilton Worldwide Finance 4.88% 4/1/27	858,000	894,465
Marriott Ownership Resorts
4.50% 6/15/29	158,000	160,173
4.75% 1/15/28	45,000	46,112
6.13% 9/15/25	784,000	833,745
6.50% 9/15/26	2,187,000	2,271,746
MGM Resorts International
4.63% 9/1/26	1,102,000	1,163,987
5.50% 4/15/27	1,266,000	1,389,435
5.75% 6/15/25	430,000	474,183
6.00% 3/15/23	1,255,000	1,342,473
Station Casinos
4.50% 2/15/28	1,460,000	1,484,886
5.00% 10/1/25	627,000	636,405
Wynn Las Vegas 5.50% 3/1/25	1,093,000	1,177,008
		15,033,097
Machinery Construction & Mining–0.36%
BWX Technologies
4.13% 6/30/28	686,000	698,863
5.38% 7/15/26	850,000	872,482
BWX Technologies 4.13% 4/15/29	1,071,000	1,089,742
Terex 5.00% 5/15/29	457,000	476,423
		3,137,510

LVIP JPMorgan High Yield Fund–8

LVIP JPMorgan High Yield Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Machinery Diversified–0.25%
ATS Automation Tooling Systems 4.13% 12/15/28	255,000	$ 261,056
RBS Global 4.88% 12/15/25	765,000	780,300
SPX FLOW 5.88% 8/15/26	802,000	828,065
Vertical Holdco Gmbh 7.63% 7/15/28	280,000	303,853
		2,173,274
Media–9.89%
Altice Financing 7.50% 5/15/26	1,950,000	2,030,535
CCO Holdings
4.25% 2/1/31	2,019,000	2,056,856
4.75% 3/1/30	5,436,000	5,748,570
5.00% 2/1/28	3,001,000	3,147,299
5.13% 5/1/27	7,530,000	7,898,217
5.38% 6/1/29	1,228,000	1,342,327
5.50% 5/1/26	1,470,000	1,519,833
5.75% 2/15/26	2,460,000	2,542,558
Clear Channel Worldwide Holdings 5.13% 8/15/27	2,611,000	2,676,849
CSC Holdings
4.50% 11/15/31	1,160,000	1,167,122
5.38% 2/1/28	800,000	846,360
5.88% 9/15/22	735,000	771,162
6.50% 2/1/29	3,580,000	3,965,208
6.75% 11/15/21	433,000	441,530
7.50% 4/1/28	615,000	674,963
Diamond Sports Group 5.38% 8/15/26	890,000	576,275
DISH DBS
5.00% 3/15/23	558,000	584,020
5.88% 7/15/22	132,000	137,702
5.88% 11/15/24	7,957,000	8,543,829
7.75% 7/1/26	2,685,000	3,040,762
Entercom Media 6.50% 5/1/27	761,000	791,440
GCI 4.75% 10/15/28	1,145,000	1,171,908
Gray Television
4.75% 10/15/30	405,000	403,595
5.88% 7/15/26	718,000	741,335
7.00% 5/15/27	112,000	121,100
iHeartCommunications
5.25% 8/15/27	613,000	640,830
6.38% 5/1/26	797,062	847,875
8.38% 5/1/27	2,920,299	3,128,370
Liberty Interactive 8.25% 2/1/30	352,000	402,339
Meredith
6.50% 7/1/25	892,000	961,537
6.88% 2/1/26	1,418,000	1,474,720
Midcontinent Communications 5.38% 8/15/27	841,000	883,050
News 3.88% 5/15/29	690,000	696,900
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
Nexstar Broadcasting
4.75% 11/1/28	900,000	$ 924,750
5.63% 7/15/27	4,247,000	4,501,820
Scripps Escrow II
3.88% 1/15/29	301,000	298,601
5.38% 1/15/31	291,000	290,080
Sinclair Television Group
4.13% 12/1/30	1,100,000	1,080,750
5.88% 3/15/26	84,000	86,701
Sirius XM Radio
4.00% 7/15/28	540,000	556,200
4.13% 7/1/30	285,000	287,531
4.63% 7/15/24	735,000	754,404
5.00% 8/1/27	3,866,000	4,050,601
5.38% 7/15/26	2,200,000	2,271,500
5.50% 7/1/29	1,725,000	1,879,732
TEGNA 5.50% 9/15/24	143,000	145,503
Univision Communications 4.50% 5/1/29	309,000	311,318
UPC Broadband Finco 4.88% 7/15/31	794,000	795,826
UPC Holding 5.50% 1/15/28	160,000	167,600
μViacomCBS
5.88% 2/28/57	887,000	902,700
6.25% 2/28/57	1,145,000	1,311,117
Videotron
5.13% 4/15/27	1,383,000	1,445,235
5.38% 6/15/24	798,000	873,810
Virgin Media Secured Finance 5.50% 5/15/29	456,000	490,200
		85,402,955
Metal Fabricate & Hardware–0.21%
Advanced Drainage Systems 5.00% 9/30/27	605,000	628,002
Hillman Group 6.38% 7/15/22	1,210,000	1,211,694
		1,839,696
Mining–1.07%
Alcoa Nederland Holding
5.50% 12/15/27	789,000	855,907
7.00% 9/30/26	878,000	917,510
Arconic
6.00% 5/15/25	912,000	971,982
6.13% 2/15/28	1,229,000	1,318,373
FMG Resources 4.38% 4/1/31	564,000	603,384
Freeport-McMoRan
4.13% 3/1/28	1,140,000	1,189,875
4.38% 8/1/28	693,000	731,981
5.40% 11/14/34	150,000	181,171
5.45% 3/15/43	185,000	226,129
Kaiser Aluminum 4.50% 6/1/31	485,000	497,387

LVIP JPMorgan High Yield Fund–9

LVIP JPMorgan High Yield Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Mining (continued)
Novelis
4.75% 1/30/30	890,000	$ 934,500
5.88% 9/30/26	750,000	780,191
		9,208,390
Miscellaneous Manufacturing–0.27%
Bombardier
7.13% 6/15/26	330,000	345,510
7.50% 12/1/24	1,457,000	1,522,565
7.50% 3/15/25	465,000	478,183
		2,346,258
Office Business Equipment–0.24%
CDW
3.25% 2/15/29	489,000	495,455
4.25% 4/1/28	1,000,000	1,050,000
5.50% 12/1/24	435,000	484,907
		2,030,362
Oil & Gas–5.12%
Antero Resources
5.38% 3/1/30	341,000	348,035
7.63% 2/1/29	400,000	444,000
8.38% 7/15/26	608,000	691,600
Apache
4.63% 11/15/25	146,000	157,680
4.88% 11/15/27	146,000	158,117
Baytex Energy 8.75% 4/1/27	1,290,000	1,299,675
California Resources 7.13% 2/1/26	795,000	836,594
Callon Petroleum
6.13% 10/1/24	385,000	379,529
6.25% 4/15/23	440,000	440,510
6.38% 7/1/26	228,000	218,310
Chesapeake Energy
5.50% 2/1/26	643,000	678,365
5.88% 2/1/29	304,000	329,066
CNX Resources 6.00% 1/15/29	493,000	533,041
Colgate Energy Partners 5.88% 7/1/29	354,000	367,275
Comstock Resources
5.88% 1/15/30	519,000	529,380
6.75% 3/1/29	1,503,000	1,601,041
7.50% 5/15/25	572,000	593,450
Continental Resources 5.75% 1/15/31	1,185,000	1,419,037
Devon Energy 5.88% 6/15/28	1,178,000	1,311,295
Encino Acquisition Partners Holdings 8.50% 5/1/28	1,530,000	1,560,600
Endeavor Energy Resources 6.63% 7/15/25	481,000	514,670
EQT
3.13% 5/15/26	421,000	431,403
3.63% 5/15/31	345,000	359,663
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
EQT (continued)
3.90% 10/1/27	465,000	$ 498,131
5.00% 1/15/29	320,000	356,790
7.63% 2/1/25	350,000	408,272
Gulfport Energy Operating 8.00% 5/17/26	721,850	768,915
Hilcorp Energy I
5.75% 2/1/29	378,000	394,065
6.00% 2/1/31	490,000	519,400
6.25% 11/1/28	767,000	814,937
MEG Energy
5.88% 2/1/29	301,000	313,793
6.50% 1/15/25	798,000	824,932
7.13% 2/1/27	1,142,000	1,216,601
Nabors Industries 7.25% 1/15/26	355,000	347,900
Oasis Petroleum 6.38% 6/1/26	398,000	415,007
Occidental Petroleum
2.70% 8/15/22	192,000	195,840
3.40% 4/15/26	1,720,000	1,758,700
3.50% 6/15/25	245,000	250,513
5.50% 12/1/25	510,000	563,560
5.88% 9/1/25	559,000	621,887
6.13% 1/1/31	879,000	1,034,170
6.38% 9/1/28	479,000	559,232
6.63% 9/1/30	479,000	574,800
8.00% 7/15/25	1,259,000	1,507,652
8.50% 7/15/27	919,000	1,157,205
8.88% 7/15/30	1,069,000	1,429,670
Ovintiv 8.13% 9/15/30	290,000	395,210
PBF Holding
6.00% 2/15/28	685,000	469,225
9.25% 5/15/25	599,000	603,427
Precision Drilling
6.88% 1/15/29	347,000	357,410
7.13% 1/15/26	789,000	812,670
Range Resources
8.25% 1/15/29	392,000	441,980
9.25% 2/1/26	1,870,000	2,061,675
SM Energy
6.50% 7/15/28	242,000	248,655
6.63% 1/15/27	616,000	632,940
6.75% 9/15/26	379,000	385,633
Southwestern Energy 8.38% 9/15/28	1,400,000	1,582,000
Sunoco 4.50% 5/15/29	474,000	482,295
Transocean 11.50% 1/30/27	1,073,000	1,146,710
Transocean Pontus 6.13% 8/1/25	1,441,300	1,458,185
Vine Energy Holdings 6.75% 4/15/29	1,320,000	1,389,300
		44,201,623

LVIP JPMorgan High Yield Fund–10

LVIP JPMorgan High Yield Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas Services–0.17%
Archrock Partners
6.25% 4/1/28	429,000	$ 447,837
6.88% 4/1/27	192,000	203,760
Oceaneering International 6.00% 2/1/28	550,000	554,125
@Telford Offshore 12.00% 12/31/99	640,984	22,435
Transocean Proteus 6.25% 12/1/24	254,100	256,641
		1,484,798
Packaging & Containers–2.01%
Ardagh Packaging Finance / Ardagh Holdings
4.13% 8/15/26	364,000	375,830
5.25% 8/15/27	1,618,000	1,650,360
5.25% 8/15/27	1,121,000	1,143,420
6.00% 2/15/25	506,000	521,939
Berry Global 4.88% 7/15/26	750,000	793,620
GPC Merger Sub 7.13% 8/15/28	268,000	288,770
Greif 6.50% 3/1/27	697,000	735,126
LABL Escrow Issuer 6.75% 7/15/26	2,010,000	2,144,127
Mauser Packaging Solutions Holding
5.50% 4/15/24	3,109,000	3,140,090
7.25% 4/15/25	1,660,000	1,626,800
Owens-Brockway Glass Container
6.38% 8/15/25	460,000	510,025
6.63% 5/13/27	949,000	1,032,037
Reynolds Group Issue 4.00% 10/15/27	1,553,000	1,542,240
TriMas 4.13% 4/15/29	852,000	862,480
Trivium Packaging Finance
5.50% 8/15/26	488,000	512,742
8.50% 8/15/27	445,000	483,804
		17,363,410
Pharmaceuticals–3.67%
AdaptHealth 4.63% 8/1/29	330,000	334,125
Bausch Health
5.00% 1/30/28	266,000	252,368
5.00% 2/15/29	916,000	854,170
5.25% 1/30/30	720,000	669,600
5.25% 2/15/31	670,000	625,412
5.50% 11/1/25	2,732,000	2,803,032
5.75% 8/15/27	453,000	480,805
6.13% 4/15/25	2,360,000	2,419,000
6.25% 2/15/29	140,000	138,467
7.00% 1/15/28	715,000	736,450
7.25% 5/30/29	787,000	804,243
9.00% 12/15/25	2,609,000	2,797,631
Bausch Health Americas
8.50% 1/31/27	3,758,000	4,084,570
9.25% 4/1/26	3,137,000	3,412,115
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Bausch Health Companies 4.88% 6/1/28	1,195,000	$ 1,223,082
Endo Dac
5.88% 10/15/24	580,000	569,850
6.00% 6/30/28	1,103,000	743,814
9.50% 7/31/27	803,000	819,060
Endo Luxembourg Finance I Sarl 6.13% 4/1/29	470,000	460,600
Jazz Securities 4.38% 1/15/29	918,000	951,782
‡Mallinckrodt International Finance
5.50% 4/15/25	870,000	604,650
5.63% 10/15/23	500,000	350,000
5.75% 8/1/22	470,000	327,825
Organon & Co.
4.13% 4/30/28	1,838,000	1,874,392
5.13% 4/30/31	1,151,000	1,185,760
Owens & Minor 4.50% 3/31/29	422,000	433,605
Par Pharmaceutical 7.50% 4/1/27	818,000	836,266
Prestige Brands 5.13% 1/15/28	820,000	863,263
		31,655,937
Pipelines–4.49%
Antero Midstream Partners
5.38% 6/15/29	777,000	810,022
5.75% 3/1/27	435,000	452,400
5.75% 1/15/28	1,287,000	1,354,271
7.88% 5/15/26	892,000	996,908
Blue Racer Midstream 7.63% 12/15/25	781,000	846,354
Buckeye Partners
3.95% 12/1/26	185,000	188,238
4.13% 3/1/25	720,000	746,100
4.13% 12/1/27	190,000	192,850
4.50% 3/1/28	720,000	738,223
Cheniere Energy 4.63% 10/15/28	1,635,000	1,724,925
Cheniere Energy Partners
4.50% 10/1/29	25,000	26,875
5.63% 10/1/26	1,053,000	1,092,487
Chesapeake Energy 4.00% 3/1/31	608,000	635,360
Crestwood Midstream Partners 5.75% 4/1/25	1,380,000	1,418,916
DCP Midstream Operating
3.88% 3/15/23	1,082,000	1,122,575
4.95% 4/1/22	270,000	275,063
5.38% 7/15/25	355,000	395,364
5.63% 7/15/27	535,000	608,563
6.75% 9/15/37	735,000	883,837
DT Midstream
4.13% 6/15/29	793,000	805,157
4.38% 6/15/31	395,000	403,607

LVIP JPMorgan High Yield Fund–11

LVIP JPMorgan High Yield Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
EnLink Midstream Partners
4.15% 6/1/25	656,000	$ 687,055
4.40% 4/1/24	522,000	548,100
4.85% 7/15/26	312,000	322,920
μ6.00% 12/15/22	1,120,000	862,400
EQM Midstream Partners
4.13% 12/1/26	352,000	360,360
4.50% 1/15/29	764,000	777,277
4.75% 7/15/23	43,000	44,881
4.75% 1/15/31	904,000	931,518
5.50% 7/15/28	275,000	297,160
6.00% 7/1/25	1,007,000	1,095,112
6.50% 7/1/27	465,000	518,475
Genesis Energy
6.25% 5/15/26	914,000	916,285
6.50% 10/1/25	80,000	80,800
7.75% 2/1/28	796,000	822,618
8.00% 1/15/27	334,000	350,909
Hess Midstream Operations
5.13% 6/15/28	185,000	194,019
5.63% 2/15/26	245,000	255,535
Holly Energy Partners 5.00% 2/1/28	635,000	649,287
NGL Energy Operating 7.50% 2/1/26	679,000	712,950
NuStar Logistics
5.63% 4/28/27	925,000	990,564
5.75% 10/1/25	429,000	466,538
6.38% 10/1/30	429,000	474,002
Oasis Midstream Partners 8.00% 4/1/29	1,193,000	1,268,219
μPlains All American Pipeline 6.13% 11/15/22	75,000	66,240
Tallgrass Energy Partners
5.50% 9/15/24	789,000	799,746
6.00% 3/1/27	575,000	592,250
6.00% 12/31/30	500,000	519,810
7.50% 10/1/25	1,903,000	2,083,785
Targa Resources Partners
4.00% 1/15/32	1,369,000	1,408,222
4.88% 2/1/31	1,072,000	1,160,440
5.00% 1/15/28	100,000	105,500
5.38% 2/1/27	344,000	358,190
5.88% 4/15/26	1,010,000	1,060,813
6.50% 7/15/27	1,174,000	1,272,287
		38,772,362
Real Estate–0.08%
Kennedy-Wilson
4.75% 3/1/29	345,000	355,350
5.00% 3/1/31	346,000	355,947
		711,297
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts–2.08%
ESH Hospitality 5.25% 5/1/25	1,037,000	$ 1,056,288
Iron Mountain
4.50% 2/15/31	844,000	854,550
5.25% 3/15/28	1,649,000	1,725,761
MGM Growth Properties Operating Partnership
3.88% 2/15/29	790,000	802,300
4.50% 9/1/26	260,000	277,550
4.63% 6/15/25	852,000	910,251
5.75% 2/1/27	1,794,000	1,996,040
RHP Hotel Properties
4.50% 2/15/29	1,248,000	1,249,024
4.75% 10/15/27	2,063,000	2,118,804
SBA Communications 3.13% 2/1/29	952,000	917,791
VICI Properties
3.50% 2/15/25	81,000	82,599
3.75% 2/15/27	470,000	478,047
4.13% 8/15/30	350,000	359,387
4.25% 12/1/26	2,874,000	2,989,592
4.63% 12/1/29	1,996,000	2,120,750
		17,938,734
Retail–2.74%
1011778 BC / New Red Finance 4.00% 10/15/30	640,000	619,200
1011778 BC ULC / New Red Finance
3.50% 2/15/29	320,000	316,000
3.88% 1/15/28	830,000	840,375
4.25% 5/15/24	1,069,000	1,080,759
Asbury Automotive Group
4.50% 3/1/28	172,000	176,730
4.75% 3/1/30	161,000	168,245
Gap 8.88% 5/15/27	260,000	300,872
Group 1 Automotive 4.00% 8/15/28	47,000	47,823
IRB Holding 7.00% 6/15/25	415,000	448,208
L Brands
6.75% 7/1/36	190,000	237,975
6.88% 11/1/35	155,000	196,269
9.38% 7/1/25	103,000	133,128
Lithia Motors 4.38% 1/15/31	681,000	729,426
Macy's 8.38% 6/15/25	1,003,000	1,104,504
Murphy Oil 3.75% 2/15/31	252,000	249,092
NMG Holding 7.13% 4/1/26	1,920,000	2,049,600
•Park River Holdings 4.00% (LIBOR03M + 3.25%) 12/28/27	468,000	465,150
PetSmart
4.75% 2/15/28	586,000	608,707
7.75% 2/15/29	616,000	679,140
Rite Aid
7.50% 7/1/25	823,000	833,287
8.00% 11/15/26	2,600,000	2,639,000

LVIP JPMorgan High Yield Fund–12

LVIP JPMorgan High Yield Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Retail (continued)
SRS Distribution
4.63% 7/1/28	586,000	$ 599,185
6.13% 7/1/29	490,000	504,264
Staples
7.50% 4/15/26	2,528,000	2,618,338
10.75% 4/15/27	1,893,000	1,924,518
Suburban Propane Partners 5.00% 6/1/31	444,000	454,545
Superior Plus 4.50% 3/15/29	369,000	380,077
White Cap Buyer 6.88% 10/15/28	369,000	394,922
Yum! Brands
3.63% 3/15/31	784,000	780,080
4.63% 1/31/32	825,000	866,250
4.75% 1/15/30	758,000	820,543
7.75% 4/1/25	380,000	413,250
		23,679,462
Semiconductors–0.72%
AMS 7.00% 7/31/25	390,000	420,225
Entegris
3.63% 5/1/29	576,000	583,200
4.38% 4/15/28	2,300,000	2,400,625
Microchip Technology 4.25% 9/1/25	439,000	460,891
ON Semiconductor 3.88% 9/1/28	1,902,000	1,959,326
Synaptics 4.00% 6/15/29	366,000	367,830
		6,192,097
Software–1.10%
Black Knight InfoServ 3.63% 9/1/28	744,000	740,250
BY Crown Parent 4.25% 1/31/26	643,000	673,543
CDK Global 5.25% 5/15/29	1,515,000	1,653,486
Clarivate Science Holdings
3.88% 6/30/28	634,000	639,776
4.88% 6/30/29	714,000	732,743
MSCI 3.63% 9/1/30	135,000	138,059
Nuance Communications 5.63% 12/15/26	1,505,000	1,567,894
SS&C Technologies 5.50% 9/30/27	2,235,000	2,368,429
Twilio
3.63% 3/15/29	360,000	367,200
3.88% 3/15/31	360,000	369,450
ZoomInfo Technologies 3.88% 2/1/29	208,000	206,700
		9,457,530
Telecommunications–9.47%
Altice France
5.13% 7/15/29	1,570,000	1,577,693
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
Altice France (continued)
7.38% 5/1/26	1,458,000	$ 1,516,218
8.13% 2/1/27	2,270,000	2,473,165
Altice France Holding
6.00% 2/15/28	380,000	378,404
10.50% 5/15/27	1,794,000	1,993,582
CenturyLink
4.00% 2/15/27	1,195,000	1,218,900
4.50% 1/15/29	390,000	380,620
5.13% 12/15/26	2,264,000	2,351,730
6.88% 1/15/28	450,000	503,154
7.50% 4/1/24	667,000	748,707
Cincinnati Bell
7.00% 7/15/24	1,077,000	1,105,271
8.00% 10/15/25	747,000	785,284
CommScope
5.50% 3/1/24	693,000	712,924
6.00% 3/1/26	2,946,000	3,110,092
8.25% 3/1/27	2,944,000	3,146,547
CommScope Technologies
5.00% 3/15/27	485,000	496,519
6.00% 6/15/25	86,000	87,828
Embarq 8.00% 6/1/36	3,085,000	3,497,310
Frontier Communications
5.00% 5/1/28	2,100,000	2,171,043
5.88% 10/15/27	720,000	771,300
Frontier Communications Holdings 5.88% 11/1/29	172,507	175,673
Hughes Satellite Systems 6.63% 8/1/26	679,000	761,329
‡Intelsat Jackson Holdings
5.50% 8/1/23	3,134,000	1,794,215
8.00% 2/15/24	2,226,000	2,298,946
8.50% 10/15/24	3,737,000	2,204,830
9.75% 7/15/25	1,050,000	611,625
Level 3 Financing
3.63% 1/15/29	552,000	532,680
4.63% 9/15/27	346,000	359,120
5.25% 3/15/26	1,293,000	1,332,449
5.38% 5/1/25	2,627,000	2,682,824
Lumen Technologies
5.38% 6/15/29	1,020,000	1,034,673
5.63% 4/1/25	630,000	683,550
Plantronics 4.75% 3/1/29	630,000	625,420
Qwest 7.25% 9/15/25	210,000	248,451
Sprint
7.13% 6/15/24	4,648,000	5,362,630
7.63% 2/15/25	1,829,000	2,173,090
7.63% 3/1/26	4,933,000	6,018,260
7.88% 9/15/23	3,985,000	4,527,263
Sprint Capital
6.88% 11/15/28	313,000	401,422
8.75% 3/15/32	5,348,000	8,128,960

LVIP JPMorgan High Yield Fund–13

LVIP JPMorgan High Yield Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
Switch
3.75% 9/15/28	428,000	$ 433,350
4.13% 6/15/29	341,000	349,951
Telecom Italia Capital
6.00% 9/30/34	325,000	374,969
6.38% 11/15/33	878,000	1,047,015
T-Mobile USA
2.25% 2/15/26	436,000	439,270
4.50% 2/1/26	2,405,000	2,450,984
4.75% 2/1/28	3,151,000	3,375,509
United States Cellular 6.70% 12/15/33	1,063,000	1,302,175
Zayo Group Holdings 4.00% 3/1/27	985,000	978,223
		81,735,147
Toys Games Hobbies–0.29%
Mattel
3.38% 4/1/26	300,000	311,250
3.75% 4/1/29	374,000	388,960
5.88% 12/15/27	845,000	921,050
6.75% 12/31/25	810,000	851,067
		2,472,327
Transportation–0.39%
XPO Logistics
6.13% 9/1/23	1,212,000	1,221,090
6.75% 8/15/24	2,092,000	2,173,065
		3,394,155
Trucking & Leasing–0.06%
DAE Funding 4.50% 8/1/22	549,000	549,823
		549,823
Total Corporate Bonds (Cost $719,842,398)		750,522,170
LOAN AGREEMENTS–4.55%
•ACProducts 4.75% (LIBOR06M + 4.25%) 5/5/28	1,285,000	1,277,663
•Adient US 3.60% (LIBOR01M + 3.50%) 4/8/28	1,100,000	1,099,659
•American Axle and Manufacturing Tranche B 1st Lien 3.00% (LIBOR01M + 2.25%) 4/6/24	169,110	168,355
•Ascend Learning 4.75% (LIBOR01M + 3.75%) 7/12/24	316,806	316,806
•Bausch Health Companies 3.10% (LIBOR01M + 3.00%) 6/2/25	2,449,029	2,437,714
•Buckeye Partners 2.34% (LIBOR01M + 2.25%) 11/1/26	747,464	741,858
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•BWAY Holding Company 3.35% (LIBOR01M + 3.25%) 4/3/24	387,315	$ 377,695
•CCI Buyer 4.75% (LIBOR03M + 4.00%) 12/17/27	607,301	607,950
•Cincinnati Bell 1st Lien 4.25% (LIBOR01M + 3.25%) 10/2/24	940,587	938,988
•Claire's Stores 6.60% (LIBOR01M + 6.50%) 12/18/26	1,183,065	1,133,376
•CSC Holdings Tranche B 1st Lien 2.32% (LIBOR01M + 2.25%) 1/15/26	361,675	356,120
•Dole Food Company Tranche B 1st Lien 5.00% (LIBOR03M + 1.75%) 4/6/24	750,387	749,449
•Ensemble 3.94% (LIBOR03M + 3.75%) 8/3/26	139,613	139,643
•Envision Healthcare Corporation 3.85% (LIBOR01M + 3.75%) 10/10/25	621,402	530,460
=•FGI Operating Company 1st Lien 12.00% (LIBOR03M + 10.00%) 5/16/22	107,085	43,905
•Getty Images 4.63% (LIBOR01M + 4.50%) 2/19/26	2,743	2,737
•Graham Packaging Company 4.75% (LIBOR01M + 3.75%) 8/4/27	1,105,058	1,103,422
•Greeneden U.S. Holdings II 4.75% (LIBOR01M + 4.00%) 12/1/27	1,000,694	1,002,485
•iHeartCommunications 3.10% (LIBOR01M + 3.00%) 5/1/26	1,492,275	1,478,292
•Informatica 3.35% (LIBOR01M + 3.25%) 2/25/27	303,162	301,062
•IRB Holding Corp 4.25% (LIBOR03M + 3.25%) 12/15/27	833,312	832,796
•Madison Iaq 3.75% (LIBOR01M + 3.25%) 9/21/21	680,000	676,600
•Meredith Corporation
2.60% (LIBOR01M + 2.50%) 1/31/25	657,710	654,586
5.25% (LIBOR03M + 4.25%) 1/31/25	999,900	1,021,148
Moran Foods
=✠^0.00% 4/1/23	199,821	199,821
•8.00% (LIBOR02M + 7.00%) 4/1/24	1,242,314	1,296,143

LVIP JPMorgan High Yield Fund–14

LVIP JPMorgan High Yield Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
Moran Foods (continued)
•11.75% (LIBOR02M + 10.75%) 10/1/24	825,717	$ 722,503
•MPH Acquisition Holdings Tranche B 1st Lien 3.75% (LIBOR03M + 2.75%) 6/7/23	3,063,531	3,054,494
•Petco Health and Wellness Company 4.00% (LIBOR01M + 3.25%) 9/30/21	1,326,675	1,323,597
•Revlon Consumer Products Corporation Tranche B 1st Lien 4.50% (LIBOR03M + 3.50%) 9/7/23	1,404,000	772,200
•Reynolds Group Holdings 1st Lien 2.85% (LIBOR01M + 2.75%) 2/5/23	289,684	288,960
•Sabre GLBL 4.75% (LIBOR01M + 4.00%) 12/17/27	520,462	523,064
•Scientific Games International 2.85% (LIBOR01M + 2.75%) 8/14/24	1,991,537	1,976,600
•Serta Simmons Bedding 8.50% (LIBOR01M + 7.50%) 8/10/23	1,431,577	1,364,379
•Shutterfly 7.00% (LIBOR03M + 6.00%) 9/25/26	584,706	585,227
•SP PF Buyer 4.60% (LIBOR01M + 4.50%) 12/22/25	958,027	941,740
•Spirit Aerosystems 6.00% (LIBOR01M + 5.25%) 1/15/25	435,810	438,172
•Steinway Musical Instruments 4.75% (LIBOR01M + 3.75%) 2/14/25	197,094	194,630
•Titan Acquisition Limited 3.17% (LIBOR03M + 3.00%) 3/28/25	298,034	292,606
•Triton Water Holdings 4.00% (LIBOR03M + 3.50%) 3/31/28	798,684	797,574
•Truck Hero 4.50% (LIBOR01M + 3.75%) 1/31/28	225,036	224,924
•U.S. Renal Care 5.13% (LIBOR01M + 5.00%) 6/26/26	1,506,992	1,512,327
•UFC Holdings 1st Lien 4.25% (LIBOR06M + 3.25%) 4/29/26	908,655	907,093
•Vertical Midco 4.48% (LIBOR01M + 4.25%) 7/30/21	870,935	871,301
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Vertiv Group Corporation 2.84% (LIBOR01M + 2.75%) 3/2/27	470,256	$ 467,063
•White Cap Buyer 4.50% (LIBOR03M + 4.00%) 10/19/27	1,561,155	1,563,106
•Zayo Group Holdings 3.10% (LIBOR01M + 3.00%) 3/9/27	970,961	960,115
Total Loan Agreements (Cost $39,445,528)		39,270,408

	Number of Shares
COMMON STOCK–2.48%
†California Resources	131,973	3,977,666
†Chesapeake Energy	1,926	99,998
=Claire's Stores	1,493	335,925
†Clear Channel Outdoor Holdings	169,362	447,116
†EP Energy	31,130	3,081,870
†Frontier Communications Parent	56,214	1,484,049
=†Goodman Networks	22,179	0
†Gulfport Energy	27,103	1,753,564
†iHeartMedia Class A	32,090	864,184
=Moran Foods	53,727	349,223
=MYT Holding	502,370	2,821,812
†πNeiman Marcus Group	483	61,341
Neiman Marcus Group	5,708	724,916
Oasis Petroleum	29,238	2,939,881
=Telford Offshore	26,723	0
Vistra	61,362	1,138,265
†Whiting Petroleum	25,122	1,370,405
Total Common Stock (Cost $16,686,085)		21,450,215
PREFERRED STOCKS–0.44%
=Claire's Stores 0.00%	1,024	2,393,600
=Goodman Networks 0.00%	26,388	264
=@Gulfport Energy Operating 10.00%	69	320,149
=MYT Holding 10.00% 6/6/29	1,067,993	1,108,577
Total Preferred Stocks (Cost $1,339,484)		3,822,590
RIGHTS–0.03%
=Vistra Energy CVR	189,643	222,831
Total Rights (Cost $0)		222,831
WARRANTS–0.07%
†Chesapeake Energy exp 2/09/26 exercise price $27.63	5,888	158,270

LVIP JPMorgan High Yield Fund–15

LVIP JPMorgan High Yield Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
WARRANTS (continued)
†Chesapeake Energy exp 2/09/26 exercise price $32.13	6,543	$ 155,920
†Chesapeake Energy exp 2/09/26 exercise price $36.18	3,635	75,826
=Neiman Marcus Group exp 9/24/27 exercise price $1.00	13,698	185,950
=Windstream Service exp 10/31/25 exercise price $1.00	1,567	21,734
Total Warrants (Cost $1,624,264)		597,700
	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–4.04%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.03%)	34,917,405	$ 34,917,405
Total Money Market Fund (Cost $34,917,405)		34,917,405

TOTAL INVESTMENTS–98.72% (Cost $815,267,278)	852,468,348

★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.28%	11,029,664
NET ASSETS APPLICABLE TO 77,335,486 SHARES OUTSTANDING–100.00%	$863,498,012
NET ASSET VALUE PER SHARE–LVIP JPMORGAN HIGH YIELD FUND STANDARD CLASS ($617,896,950 / 55,312,395 Shares)	$11.171
NET ASSET VALUE PER SHARE–LVIP JPMORGAN HIGH YIELD FUND SERVICE CLASS ($245,601,062 / 22,023,091 Shares)	$11.152
COMPONENTS OF NET ASSETS AT JUNE 30, 2021:
Shares of beneficial interest (unlimited authorization–no par)	$846,821,089
Distributable earnings/(accumulated loss)	16,676,923
TOTAL NET ASSETS	$863,498,012

° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2021. Rate will reset at a future date.
‡ Non-income producing security. Security is currently in default. No interest income is being accrued during the bankruptcy proceedings.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements."
@ PIK. 100% of the income received was in the form of additional par.
✠ All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 1 in the Notes to Financial Statements for more information regarding unfunded loan commitments.
^ Zero coupon security. The rate shown is the yield at the time of purchase.
† Non-income producing.
LVIP JPMorgan High Yield Fund–16

LVIP JPMorgan High Yield Fund
Statement of Net Assets (continued)
π Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At June 30, 2021, the aggregate value of restricted securities was $61,341, which represented 0.01% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

Restricted Securities
Investment	Date of Acquisition	Cost	Value
Neiman Marcus Group	9/22/2020	$—	$61,341

★ Includes $2,444,134 payable for securities purchased, $164,383 payable for fund shares redeemed, $77,527 other accrued expenses payable, $199,821 payable for unfunded loan commitments and $486,416 due to manager and affiliates as of June 30, 2021.

Summary of Abbreviations:
CVR–Contingent Value Rights
LIBOR01M–Intercontinental Exchange London Interbank Offered Rate USD 1 Month
LIBOR02M–Intercontinental Exchange London Interbank Offered Rate USD 2 Month
LIBOR03M–Intercontinental Exchange London Interbank Offered Rate USD 3 Month
LIBOR06M–Intercontinental Exchange London Interbank Offered Rate USD 6 Month
MSCI–Morgan Stanley Capital International
RBS–Royal Bank of Scotland
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan High Yield Fund–17

LVIP JPMorgan High Yield Fund
Statement of Operations
Six Months Ended June 30, 2021 (unaudited)
INVESTMENT INCOME:
Interest	$20,032,918
Dividends	278,106
20,311,024
EXPENSES:
Management fees	2,600,755
Distribution fees-Service Class	286,913
Shareholder servicing fees	119,711
Accounting and administration expenses	78,645
Professional fees	33,044
Pricing fees	29,594
Custodian fees	12,801
Trustees’ fees and expenses	8,925
Reports and statements to shareholders	7,853
Consulting fees	1,341
Other	9,028
3,188,610
Less:
Management fees waived	(169,207)
Total operating expenses	3,019,403
NET INVESTMENT INCOME	17,291,621
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	7,241,744
Net change in unrealized appreciation (depreciation) of investments	17,001,043
NET REALIZED AND UNREALIZED GAIN	24,242,787
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$41,534,408
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan High Yield Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/21 (unaudited)	Year Ended 12/31/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 17,291,621	$ 36,519,060
Net realized gain (loss)	7,241,744	(9,223,855)
Net change in unrealized appreciation (depreciation)	17,001,043	11,391,697
Net increase in net assets resulting from operations	41,534,408	38,686,902
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(26,901,089)
Service Class	—	(9,772,724)
	—	(36,673,813)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	41,325,110	118,820,665
Service Class	34,652,808	75,533,364
Reinvestment of dividends and distributions:
Standard Class	—	26,901,089
Service Class	—	9,772,724
	75,977,918	231,027,842
Cost of shares redeemed:
Standard Class	(33,814,346)	(170,244,136)
Service Class	(22,971,135)	(78,798,593)
	(56,785,481)	(249,042,729)
Increase (decrease) in net assets derived from capital share transactions	19,192,437	(18,014,887)
NET INCREASE (DECREASE) IN NET ASSETS	60,726,845	(16,001,798)
NET ASSETS:
Beginning of period	802,771,167	818,772,965
End of period	$863,498,012	$ 802,771,167
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan High Yield Fund–18

LVIP JPMorgan High Yield Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP JPMorgan High Yield Fund Standard Class
	Six Months Ended 6/30/21[1] (unaudited)	Year Ended
		12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$ 10.624	$ 10.558	$ 9.898	$ 10.802	$ 10.780	$ 10.026
Income (loss) from investment operations:
Net investment income[2]	0.230	0.519	0.598	0.600	0.609	0.613
Net realized and unrealized gain (loss)	0.317	0.062	0.673	(0.885)	0.087	0.743
Total from investment operations	0.547	0.581	1.271	(0.285)	0.696	1.356
Less dividends and distributions from:
Net investment income	—	(0.515)	(0.611)	(0.619)	(0.674)	(0.602)
Total dividends and distributions	—	(0.515)	(0.611)	(0.619)	(0.674)	(0.602)
Net asset value, end of period	$ 11.171	$ 10.624	$ 10.558	$ 9.898	$ 10.802	$ 10.780
Total return[3]	5.15%	5.56%	12.89%	(2.78%)	6.47%	13.58%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$617,897	$580,227	$604,222	$532,265	$601,921	$688,621
Ratio of expenses to average net assets	0.66%	0.68%	0.68%	0.68%	0.66%	0.65%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.70%	0.72%	0.72%	0.71%	0.70%	0.68%
Ratio of net investment income to average net assets	4.22%	5.05%	5.58%	5.57%	5.46%	5.75%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	4.18%	5.01%	5.54%	5.54%	5.42%	5.72%
Portfolio turnover	19%	43%	54%	46%	51%	45%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan High Yield Fund–19

LVIP JPMorgan High Yield Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP JPMorgan High Yield Fund Service Class
	Six Months Ended 6/30/21[1] (unaudited)	Year Ended
		12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$ 10.619	$ 10.555	$ 9.896	$ 10.800	$ 10.778	$ 10.026
Income (loss) from investment operations:
Net investment income[2]	0.216	0.492	0.571	0.573	0.581	0.587
Net realized and unrealized gain (loss)	0.317	0.061	0.672	(0.885)	0.087	0.740
Total from investment operations	0.533	0.553	1.243	(0.312)	0.668	1.327
Less dividends and distributions from:
Net investment income	—	(0.489)	(0.584)	(0.592)	(0.646)	(0.575)
Total dividends and distributions	—	(0.489)	(0.584)	(0.592)	(0.646)	(0.575)
Net asset value, end of period	$ 11.152	$ 10.619	$ 10.555	$ 9.896	$ 10.800	$ 10.778
Total return[3]	5.02%	5.30%	12.61%	(3.03%)	6.22%	13.29%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$245,601	$222,544	$214,551	$181,982	$191,099	$181,287
Ratio of expenses to average net assets	0.91%	0.93%	0.93%	0.93%	0.91%	0.90%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.95%	0.97%	0.97%	0.96%	0.95%	0.93%
Ratio of net investment income to average net assets	3.97%	4.80%	5.33%	5.32%	5.21%	5.50%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	3.93%	4.76%	5.29%	5.29%	5.17%	5.47%
Portfolio turnover	19%	43%	54%	46%	51%	45%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan High Yield Fund–20

LVIP JPMorgan High Yield Fund
Notes to Financial Statements
June 30, 2021 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 105 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP JPMorgan High Yield Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”) and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek a high level of current income by investing primarily in a diversified portfolio of debt securities which are rated below investment grade or unrated. Capital appreciation is a secondary objective.
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   Other debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2021 and for all open tax years (years ended December 31, 2017-December 31, 2020), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2021, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Unfunded Loan Commitments–Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. Unfunded loan commitments are reflected as a liability on the Statement of Net Assets.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
LVIP JPMorgan High Yield Fund–21

LVIP JPMorgan High Yield Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.65% of the first $500 million of the Fund’s average daily net assets; and 0.60% of the Fund’s average daily net assets in excess of $500 million.   LIAC has contractually agreed to waive a portion of its advisory fee as follows: 0.0000% on the first $150 million of the Fund’s average daily net assets and 0.05% of the Fund’s average daily net assets in excess of $150 million.   The agreement will continue at least through April 30, 2022, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.   The management fee, net of waivers, is calculated daily and paid monthly.
J.P. Morgan Investment Management, Inc. (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2021, costs for these administrative and legal services were as follows:
Administrative	$24,609
Legal	3,914
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $3,023 for the six months ended June 30, 2021.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2021, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LIAC	$413,492
Distribution fees payable to LFD	49,507
Printing and mailing fees payable to Lincoln Life	3,023
Shareholder servicing fees payable to Lincoln Life	20,394
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
LVIP JPMorgan High Yield Fund–22

LVIP JPMorgan High Yield Fund
Notes to Financial Statements (continued)
3. Investments
For the six months ended June 30, 2021, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$196,383,506
Sales	150,291,458
At June 30, 2021, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2021, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$816,334,330
Aggregate unrealized appreciation of investments	$ 47,870,192
Aggregate unrealized depreciation of investments	(11,736,174)
Net unrealized appreciation of investments	$ 36,134,018
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2021.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Convertible Bonds	$ —	$ 1,665,029	$ —	$ 1,665,029
Corporate Bonds
Advertising	—	4,866,794	—	4,866,794
Aerospace & Defense	—	8,068,690	—	8,068,690
Airlines	—	8,411,891	—	8,411,891
Apparel	—	720,757	—	720,757
Auto Manufacturers	—	20,461,872	—	20,461,872
LVIP JPMorgan High Yield Fund–23

LVIP JPMorgan High Yield Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
	Level 1	Level 2	Level 3	Total
Auto Parts & Equipment	$ —	$ 21,633,530	$ —	$ 21,633,530
Banks	—	8,285,029	—	8,285,029
Beverages	—	1,374,427	—	1,374,427
Biotechnology	—	832,592	—	832,592
Building Materials	—	9,177,063	—	9,177,063
Chemicals	—	19,828,173	—	19,828,173
Commercial Services	—	33,863,410	—	33,863,410
Computers	—	13,541,100	—	13,541,100
Cosmetics & Personal Care	—	2,565,327	—	2,565,327
Distribution/Wholesale	—	3,280,137	—	3,280,137
Diversified Financial Services	—	13,419,139	—	13,419,139
Electric	—	8,535,292	9,383	8,544,675
Electrical Components & Equipment	—	6,032,853	—	6,032,853
Electronics	—	6,381,277	—	6,381,277
Energy-Alternate Sources	—	92,287	—	92,287
Engineering & Construction	—	3,735,901	—	3,735,901
Entertainment	—	24,479,006	—	24,479,006
Environmental Control	—	5,080,223	—	5,080,223
Food	—	18,299,103	—	18,299,103
Food Service	—	960,282	—	960,282
Gas	—	1,890,340	—	1,890,340
Health Care Products	—	4,317,207	—	4,317,207
Health Care Services	—	65,412,592	—	65,412,592
Home Furnishings	—	1,505,513	—	1,505,513
Household Products Wares	—	6,748,086	—	6,748,086
Housewares	—	4,656,364	—	4,656,364
Internet	—	9,995,593	—	9,995,593
Iron & Steel	—	4,418,374	—	4,418,374
Leisure Time	—	6,862,319	—	6,862,319
Lodging	—	15,033,097	—	15,033,097
Machinery Construction & Mining	—	3,137,510	—	3,137,510
Machinery Diversified	—	2,173,274	—	2,173,274
Media	—	85,402,955	—	85,402,955
Metal Fabricate & Hardware	—	1,839,696	—	1,839,696
Mining	—	9,208,390	—	9,208,390
Miscellaneous Manufacturing	—	2,346,258	—	2,346,258
Office Business Equipment	—	2,030,362	—	2,030,362
Oil & Gas	—	44,201,623	—	44,201,623
Oil & Gas Services	—	1,484,798	—	1,484,798
Packaging & Containers	—	17,363,410	—	17,363,410
Pharmaceuticals	—	31,655,937	—	31,655,937
Pipelines	—	38,772,362	—	38,772,362
Real Estate	—	711,297	—	711,297
Real Estate Investment Trusts	—	17,938,734	—	17,938,734
Retail	—	23,679,462	—	23,679,462
Semiconductors	—	6,192,097	—	6,192,097
Software	—	9,457,530	—	9,457,530
Telecommunications	—	81,735,147	—	81,735,147
Toys Games Hobbies	—	2,472,327	—	2,472,327
Transportation	—	3,394,155	—	3,394,155
Trucking & Leasing	—	549,823	—	549,823
Loan Agreements	—	39,026,682	243,726	39,270,408
Common Stock	17,881,914	61,341	3,506,960	21,450,215
Preferred Stocks	—	—	3,822,590	3,822,590
Rights	—	—	222,831	222,831
Warrants	390,016	—	207,684	597,700
Money Market Fund	34,917,405	—	—	34,917,405
Total Investments	$53,189,335	$791,265,839	$8,013,174	$852,468,348
During the six months ended June 30, 2021, there were no material transfers to or from Level 3 investments.
LVIP JPMorgan High Yield Fund–24

LVIP JPMorgan High Yield Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/21	12/31/20
Shares sold:
Standard Class	3,806,140	11,581,643
Service Class	3,184,919	7,526,280
Shares reinvested:
Standard Class	—	2,557,915
Service Class	—	929,560
	6,991,059	22,595,398
Shares redeemed:
Standard Class	(3,107,640)	(16,757,331)
Service Class	(2,118,674)	(7,826,877)
	(5,226,314)	(24,584,208)
Net increase (decrease)	1,764,745	(1,988,810)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $300,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 16, 2022.
The Fund had no amounts outstanding as of June 30, 2021, or at any time during the period then ended.
6. Risk Factors
The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s Financial Services LLC or Ba or lower by Moody’s Investor Services Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.
When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities.   Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
LVIP JPMorgan High Yield Fund–25

LVIP JPMorgan High Yield Fund
Notes to Financial Statements (continued)
8. Recent Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) - Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying this ASU.
9. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP JPMorgan High Yield Fund–26

LVIP JPMorgan High Yield Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund’s investment adviser. The Fund’s Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program’s principal objectives include supporting the Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund’s liquidity and the periodic classification and re-classification of the Fund’s investments into groupings that reflect the Committee’s assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 2-3, 2020, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of December 1, 2018 through December 31, 2019. During the period covered by the report, there were no liquidity events that impacted the Fund or its respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund’s liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP JPMorgan High Yield Fund–27

LVIP JPMorgan Retirement Income Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2021

LVIP JPMorgan Retirement Income Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP JPMorgan Retirement Income Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2021 to June 30, 2021
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021 to June 30, 2021.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers and reimbursements in effect.
Expense Analysis of an Investment of $1,000
	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Annualized Expense Ratio	Expenses Paid During Period 1/1/21 to 6/30/21*
Actual
Standard Class Shares	$1,000.00	$1,037.20	0.51%	$2.58
Service Class Shares	1,000.00	1,035.80	0.76%	3.84
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.30	0.51%	$2.56
Service Class Shares	1,000.00	1,021.00	0.76%	3.81

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
The Fund operates under a fund of funds structure. The Fund invests substantially all of its assets in other investment companies, including exchange-traded funds (collectively, the “Underlying Funds”). In addition to the Fund's expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in each table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

LVIP JPMorgan Retirement Income Fund–1

LVIP JPMorgan Retirement Income Fund
Security Type/Sector Allocation (unaudited)
As of June 30, 2021
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Investment Companies	62.31%
Equity Funds	24.30%
Fixed Income Funds	20.33%
International Equity Funds	10.04%
Money Market Funds	7.64%
Agency Collateralized Mortgage Obligations	4.80%
Agency Commercial Mortgage-Backed Securities	1.86%
Agency Mortgage-Backed Securities	3.79%
Corporate Bonds	13.79%
Aerospace & Defense	0.29%
Agriculture	0.12%
Airlines	0.02%
Auto Manufacturers	0.44%
Banks	2.52%
Beverages	0.33%
Biotechnology	0.08%
Building Materials	0.13%
Chemicals	0.25%
Commercial Services	0.24%
Computers	0.13%
Diversified Financial Services	0.81%
Electric	1.09%
Electronics	0.04%
Environmental Control	0.09%
Food	0.17%
Gas	0.21%
Health Care Products	0.08%
Health Care Services	0.20%
Insurance	0.54%
Machinery Diversified	0.01%
Media	0.57%
Mining	0.08%
Miscellaneous Manufacturing	0.11%
Oil & Gas	0.81%
Oil & Gas Services	0.20%
Pharmaceuticals	0.63%
Pipelines	0.51%
Real Estate Investment Trusts	1.12%
Retail	0.40%
Semiconductors	0.29%
Software	0.33%
Telecommunications	0.59%
Transportation	0.25%
Trucking & Leasing	0.07%
Water	0.04%
Security Type/Sector	Percentage of Net Assets
Non-Agency Asset-Backed Securities	1.31%
Non-Agency Collateralized Mortgage Obligations	0.26%
Non-Agency Commercial Mortgage-Backed Securities	3.23%
U.S. Treasury Obligations	8.60%
Total Investments	99.95%
Receivables and Other Assets Net of Liabilities	0.05%
Net Assets	100.00%

LVIP JPMorgan Retirement Income Fund–2

LVIP JPMorgan Retirement Income Fund
Statement of Net Assets
June 30, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–62.31%
Equity Funds–24.30%
JPMorgan BetaBuilders Mid Cap Equity ETF	53,555	$ 4,816,737
✧JPMorgan Equity Index Fund	537,126	35,101,157
JPMorgan High Yield Research Enhanced ETF	224,098	11,722,566
✧JPMorgan Realty Income Fund	229,018	3,618,488
✧JPMorgan Small Cap Equity Fund	15,594	1,201,832
✧JPMorgan Small Cap Growth Fund	23,998	747,309
✧JPMorgan Small Cap Value Fund	29,124	1,008,260
		58,216,349
Fixed Income Funds–20.33%
JPMorgan BetaBuilders MSCI US REIT ETF	14,353	1,375,448
✧JPMorgan Floating Rate Income Fund	1,507,459	13,506,828
✧JPMorgan High Yield Fund	2,143,955	15,715,192
✧JPMorgan Inflation Managed Bond Fund	1,667,560	18,126,382
		48,723,850
International Equity Funds–10.04%
✧JPMorgan Emerging Markets Equity Fund	170,417	7,750,565
✧JPMorgan International Equity Fund	270,446	5,795,670
✧JPMorgan International Research Enhanced Equity Fund	506,707	10,514,161
		24,060,396
Money Market Funds–7.64%
JPMorgan Prime Money Market Fund - IM Shares (seven-day effective yield 0.00%)	14,570,222	14,577,507
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.03%)	3,735,049	3,735,049
		18,312,556
Total Investment Companies (Cost $124,597,336)		149,313,151

	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–4.80%
Fannie Mae REMICs
Series 1991-141 PZ 8.00% 10/25/21	2,075	$ 2,088
Series 2009-100 PN 5.00% 11/25/39	213,476	226,334
Series 2011-112 PB 4.00% 11/25/41	749,002	822,250
Series 2011-52 KB 5.50% 6/25/41	613,547	704,373
Series 2011-55 BZ 3.50% 6/25/41	448,082	485,069
•Series 2011-86 NF 0.64% (LIBOR01M + 0.55%) 9/25/41	130,921	132,565
•Series 2012-122 SD 6.01% (6.10% minus LIBOR01M) 11/25/42	116,289	21,849
Series 2012-14 Z 4.00% 3/25/42	563,486	622,943
Series 2012-54 WG 3.50% 1/25/41	29,212	29,454
*Series 2012-98 MI 3.00% 8/25/31	76,742	3,994
*Series 2013-55 AI 3.00% 6/25/33	137,428	12,971
•Series 2013-57 FN 0.44% (LIBOR01M + 0.35%) 6/25/43	59,613	59,807
*Series 2013-7 EI 3.00% 10/25/40	49,024	2,672
Series 2014-19 Z 4.50% 4/25/44	616,288	704,787
Series 2015-40 GZ 3.50% 5/25/45	84,109	90,393
Series 2015-89 AZ 3.50% 12/25/45	29,171	31,997
•Series 2015-95 SH 5.91% (6.00% minus LIBOR01M) 1/25/46	107,077	20,598
*Series 2016-50 IB 3.00% 2/25/46	46,631	4,020
•Series 2016-55 SK 5.91% (6.00% minus LIBOR01M) 8/25/46	103,684	22,399
•Series 2016-62 SA 5.91% (6.00% minus LIBOR01M) 9/25/46	211,618	46,344
•Series 2016-74 GS 5.91% (6.00% minus LIBOR01M) 10/25/46	50,290	10,779
*Series 2017-12 JI 3.50% 5/25/40	38,207	1,799
Series 2019-65 PA 2.50% 5/25/48	529,116	549,230
LVIP JPMorgan Retirement Income Fund–3

LVIP JPMorgan Retirement Income Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Fannie Mae REMICs REMIC Series 2009-20 DT 4.50% 4/25/39	683,452	$ 779,464
Freddie Mac REMICs
Series 2893 PE 5.00% 11/15/34	126,795	142,533
Series 3843 PZ 5.00% 4/15/41	996,458	1,160,421
Series 3893 PU 4.00% 7/15/41	477,507	521,886
Series 3939 BZ 4.50% 6/15/41	438,448	480,570
•Series 3984 DF 0.62% (LIBOR01M + 0.55%) 1/15/42	108,278	109,799
Series 4065 DE 3.00% 6/15/32	40,000	42,513
*Series 4109 AI 3.00% 7/15/31	153,541	7,148
*Series 4161 IM 3.50% 2/15/43	38,284	6,205
*Series 4181 DI 2.50% 3/15/33	56,365	4,612
•Series 4184 GS 6.05% (6.12% minus LIBOR01M) 3/15/43	102,925	22,473
Series 4219 AB 3.50% 1/15/43	173,997	179,387
•Series 4286 VF 0.52% (LIBOR01M + 0.45%) 12/15/43	78,113	78,804
*Series 4342 CI 3.00% 11/15/33	29,462	2,190
Series 4457 KZ 3.00% 4/15/45	113,825	119,723
•Series 4494 SA 6.11% (6.18% minus LIBOR01M) 7/15/45	31,689	6,066
*Series 4543 HI 3.00% 4/15/44	41,909	3,098
•Series 4594 SG 5.93% (6.00% minus LIBOR01M) 6/15/46	298,694	65,507
Series 4614 HB 2.50% 9/15/46	101,000	100,132
•Series 4618 SA 5.93% (6.00% minus LIBOR01M) 9/15/46	66,419	13,965
Series 4623 LZ 2.50% 10/15/46	97,754	100,725
Series 4623 MW 2.50% 10/15/46	105,000	109,548
*Series 4625 BI 3.50% 6/15/46	111,788	13,754
•Series 4631 GS 5.93% (6.00% minus LIBOR01M) 11/15/46	165,564	31,077
•Series 4648 SA 5.93% (6.00% minus LIBOR01M) 1/15/47	125,678	24,880
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Freddie Mac REMICs (continued)
Series 4657 VZ 3.00% 2/15/47	569,322	$ 591,441
Freddie Mac REMICs REMIC Series 4739 PA 3.00% 11/15/46	413,316	435,444
•Freddie Mac Strips
Series 267 S5 5.93% (6.00% minus LIBOR01M) 8/15/42	92,344	15,881
Series 299 S1 5.93% (6.00% minus LIBOR01M) 1/15/43	70,091	12,551
Series 326 S2 5.88% (5.95% minus LIBOR01M) 3/15/44	54,067	9,286
♦Freddie Mac Structured Pass-Through Certificates Series T-58 2A 6.50% 9/25/43	38,433	45,554
GNMA
Series 2012-136 MX 2.00% 11/20/42	40,000	40,384
Series 2013-113 AZ 3.00% 8/20/43	313,605	328,497
Series 2013-113 LY 3.00% 5/20/43	29,000	30,770
*Series 2015-142 AI 4.00% 2/20/44	13,461	526
Series 2015-64 GZ 2.00% 5/20/45	116,314	110,789
*Series 2015-74 CI 3.00% 10/16/39	80,022	4,241
•Series 2016-108 SK 5.96% (6.05% minus LIBOR01M) 8/20/46	154,821	29,996
Series 2016-111 PB 2.50% 8/20/46	97,000	101,514
*Series 2016-116 GI 3.50% 11/20/44	183,412	16,143
*Series 2016-118 DI 3.50% 3/20/43	209,677	18,010
•Series 2016-120 AS 6.01% (6.10% minus LIBOR01M) 9/20/46	165,486	35,099
•Series 2016-120 NS 6.01% (6.10% minus LIBOR01M) 9/20/46	234,955	50,603
•Series 2016-121 JS 6.01% (6.10% minus LIBOR01M) 9/20/46	159,051	31,436
Series 2016-134 MW 3.00% 10/20/46	12,262	12,896
Series 2016-156 PB 2.00% 11/20/46	61,000	58,119
*Series 2016-160 GI 3.50% 11/20/46	137,038	20,968
*Series 2016-163 MI 3.50% 11/20/46	10,358	287

LVIP JPMorgan Retirement Income Fund–4

LVIP JPMorgan Retirement Income Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
GNMA (continued)
*Series 2016-163 XI 3.00% 10/20/46	39,390	$ 2,969
GNMA REMIC
Series 2010-29 AG 4.00% 10/20/39	528,239	580,433
Series 2012-117 BC 1.25% 9/20/27	176,182	177,988
Total Agency Collateralized Mortgage Obligations (Cost $11,348,545)		11,497,020
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–1.86%
Fannie Mae-Aces
Series 2017-M11 A2 2.98% 8/25/29	275,000	304,706
•Series 2017-M8 A2 3.06% 5/25/27	555,000	609,859
Freddie Mac Multifamily Structured Pass Through Certificates
♦Series K066 A2 3.12% 6/25/27	340,000	375,265
♦Series K067 A2 3.19% 7/25/27	637,000	706,979
♦Series K725 A2 3.00% 1/25/24	185,000	195,254
♦•Series K731 AM 3.60% 2/25/25	1,200,000	1,311,767
♦•Series KS03 A4 3.16% 5/25/25	150,000	161,645
•FREMF Mortgage Trust
Series 2011-K15 B 5.09% 8/25/44	15,000	14,994
Series 2012-K18 B 4.32% 1/25/45	85,000	86,474
Series 2012-K22 B 3.81% 8/25/45	150,000	154,702
Series 2013-K29 C 3.60% 5/25/46	295,000	306,689
Series 2013-K32 B 3.65% 10/25/46	110,000	115,624
Series 2013-K33 B 3.61% 8/25/46	120,000	126,436
Total Agency Commercial Mortgage-Backed Securities (Cost $4,172,333)		4,470,394
AGENCY MORTGAGE-BACKED SECURITIES–3.79%
Fannie Mae
2.53% 7/1/26	131,106	137,632
2.60% 9/1/28	291,020	313,491
2.64% 2/1/23	450,000	461,559
3.16% 12/1/26	479,700	526,616
•3.18% 9/1/27	417,135	461,380
3.77% 12/1/25	652,769	724,506
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae (continued)
3.88% 12/1/28	395,000	$ 458,915
•Fannie Mae ARM
2.56% (LIBOR12M + 1.83%) 8/1/35	645	648
2.92% (LIBOR12M + 1.60%) 7/1/45	17,666	18,472
3.14% (LIBOR12M + 1.53%) 3/1/44	59,214	61,984
Fannie Mae S.F. 15 yr 3.50% 2/1/35	754,965	813,026
Fannie Mae S.F. 20 yr
3.00% 8/1/32	422,520	447,901
3.50% 4/1/35	324,747	349,815
Fannie Mae S.F. 30 yr
2.00% 8/1/50	676,633	683,639
3.50% 7/1/42	509,638	552,107
3.50% 7/1/46	367,956	397,884
4.00% 7/1/45	203,620	222,150
5.50% 11/1/34	2,377	2,738
5.50% 4/1/37	60,611	70,333
5.50% 8/1/37	9,368	10,825
5.50% 3/1/38	12,209	14,207
5.50% 6/1/39	21,254	24,459
5.50% 7/1/40	24,534	28,505
5.50% 5/1/44	555,495	642,613
6.00% 9/1/36	12,040	14,282
6.00% 12/1/36	2,908	3,448
6.00% 6/1/37	1,518	1,801
6.00% 9/1/38	7,832	9,256
6.00% 11/1/38	6,003	7,210
6.00% 10/1/39	86,473	102,446
6.00% 11/1/40	4,181	5,080
7.50% 6/1/31	3,169	3,687
•Freddie Mac ARM
2.62% (LIBOR12M+ 1.63%) 10/1/46	51,274	53,526
3.00% (LIBOR12M+ 1.63%) 10/1/45	34,730	36,294
3.10% (LIBOR12M+ 1.62%) 3/1/46	32,620	34,113
Freddie Mac S.F. 30 yr
4.00% 4/1/45	112,613	122,643
5.00% 6/1/36	44,632	51,078
5.50% 3/1/34	3,286	3,804
5.50% 12/1/34	2,950	3,416
5.50% 12/1/35	2,854	3,307
5.50% 8/1/40	6,721	7,714
5.50% 6/1/41	33,249	38,345
6.00% 2/1/36	6,120	7,265
6.00% 3/1/36	9,128	10,836
6.00% 8/1/38	9,267	10,970
6.00% 5/1/40	15,193	18,006
6.50% 4/1/39	16,161	18,434
7.00% 11/1/33	550	635

LVIP JPMorgan Retirement Income Fund–5

LVIP JPMorgan Retirement Income Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA I S.F. 30 yr
5.50% 2/15/41	20,420	$ 23,991
7.00% 12/15/34	27,838	32,413
GNMA II S.F. 30 yr
2.50% 1/20/51	816,626	847,361
5.50% 5/20/37	10,476	11,977
5.50% 4/20/40	6,579	7,629
6.00% 2/20/39	17,580	20,126
6.00% 10/20/39	47,090	55,088
6.00% 2/20/40	44,896	52,521
6.00% 4/20/46	16,333	19,107
6.50% 10/20/39	22,340	25,760
Total Agency Mortgage-Backed Securities (Cost $8,842,199)		9,088,974
CORPORATE BONDS–13.79%
Aerospace & Defense–0.29%
Boeing
4.51% 5/1/23	125,000	133,262
4.88% 5/1/25	115,000	128,854
L3Harris Technologies 3.85% 12/15/26	80,000	89,726
Lockheed Martin
1.85% 6/15/30	80,000	80,260
2.80% 6/15/50	50,000	50,206
Raytheon Technologies 4.15% 5/15/45	175,000	208,202
		690,510
Agriculture–0.12%
Bunge Limited Finance 1.63% 8/17/25	10,000	10,118
Reynolds American
4.45% 6/12/25	70,000	77,544
5.85% 8/15/45	170,000	208,158
		295,820
Airlines–0.02%
♦American Airlines Pass Through Trust 3.38% 11/1/28	56,131	55,742
		55,742
Auto Manufacturers–0.44%
American Honda Finance 2.00% 3/24/28	170,000	174,411
Cummins 2.60% 9/1/50	65,000	62,116
Daimler Finance North America 3.45% 1/6/27	215,000	236,102
General Motors Financial 1.25% 1/8/26	175,000	173,834
Nissan Motor Acceptance 2.00% 3/9/26	165,000	166,042
Toyota Motor Credit 2.15% 2/13/30	240,000	245,985
		1,058,490
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks–2.52%
Bank of America
μ1.66% 3/11/27	220,000	$ 221,748
μ2.09% 6/14/29	140,000	141,133
μ3.12% 1/20/23	180,000	182,710
4.18% 11/25/27	275,000	308,109
μ4.44% 1/20/48	240,000	297,548
Bank of Nova Scotia 3.40% 2/11/24	125,000	134,018
Citigroup
3.20% 10/21/26	49,000	53,080
μ3.35% 4/24/25	115,000	122,539
8.13% 7/15/39	150,000	259,128
Cooperatieve Rabobank 3.75% 7/21/26	250,000	275,302
Credit Suisse Group 4.28% 1/9/28	250,000	278,097
Fifth Third Bancorp 3.65% 1/25/24	50,000	53,555
Goldman Sachs Group
3.85% 1/26/27	80,000	88,153
5.15% 5/22/45	200,000	267,428
μHSBC Holdings 0.98% 5/24/25	210,000	209,824
Lloyds Banking Group 3.00% 1/11/22	200,000	202,916
μMacquarie Group 2.69% 6/23/32	275,000	275,719
Mitsubishi UFJ Financial Group 3.76% 7/26/23	255,000	272,441
Morgan Stanley
μ1.59% 5/4/27	60,000	60,424
μ3.22% 4/22/42	25,000	26,501
3.95% 4/23/27	265,000	296,103
4.00% 7/23/25	170,000	189,083
NatWest Markets 0.80% 8/12/24	200,000	199,083
Northern Trust 1.95% 5/1/30	60,000	60,500
Societe Generale 2.63% 1/22/25	200,000	208,643
Sumitomo Mitsui Financial Group 3.78% 3/9/26	265,000	294,850
U.S. Bancorp 1.38% 7/22/30	250,000	240,942
•UBS Group 2.10% 2/11/32	226,000	221,397
Wells Fargo & Co.
μ3.07% 4/30/41	105,000	107,697
4.75% 12/7/46	175,000	221,452
Westpac Banking 2.35% 2/19/25	260,000	273,410
		6,043,533
Beverages–0.33%
Anheuser-Busch InBev Worldwide
4.70% 2/1/36	260,000	319,109
4.95% 1/15/42	105,000	133,007
Coca-Cola 1.45% 6/1/27	25,000	25,244

LVIP JPMorgan Retirement Income Fund–6

LVIP JPMorgan Retirement Income Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Beverages (continued)
Constellation Brands 3.60% 2/15/28	165,000	$ 182,794
Keurig Dr Pepper 3.35% 3/15/51	125,000	131,060
		791,214
Biotechnology–0.08%
Amgen 2.20% 2/21/27	20,000	20,766
Biogen 2.25% 5/1/30	165,000	165,450
		186,216
Building Materials–0.13%
Eagle Materials 2.50% 7/1/31	140,000	138,697
Martin Marietta Materials
3.45% 6/1/27	75,000	81,912
3.50% 12/15/27	75,000	82,560
		303,169
Chemicals–0.25%
Celanese US Holdings 3.50% 5/8/24	5,000	5,342
DuPont de Nemours 5.32% 11/15/38	125,000	165,313
International Flavors & Fragrances 1.83% 10/15/27	35,000	34,901
Mosaic 4.25% 11/15/23	70,000	75,183
Nutrien 3.38% 3/15/25	145,000	156,195
Sherwin-Williams 2.30% 5/15/30	165,000	166,913
		603,847
Commercial Services–0.24%
Element Fleet Management 3.85% 6/15/25	145,000	155,981
Element Fleet Management 1.60% 4/6/24	20,000	20,326
Global Payments 2.65% 2/15/25	160,000	168,581
Moody's 3.25% 5/20/50	60,000	62,709
Triton Container International 2.05% 4/15/26	170,000	170,613
		578,210
Computers–0.13%
Apple
3.45% 2/9/45	130,000	145,195
3.85% 5/4/43	135,000	160,426
		305,621
Diversified Financial Services–0.81%
AerCap Ireland Capital 3.15% 2/15/24	180,000	188,933
Air Lease
1.88% 8/15/26	250,000	250,193
2.88% 1/15/26	76,000	79,848
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Air Lease (continued)
3.25% 3/1/25	185,000	$ 197,198
Aviation Capital Group 4.88% 10/1/25	80,000	88,830
Avolon Holdings Funding
3.63% 5/1/22	110,000	112,540
3.95% 7/1/24	235,000	250,623
5.13% 10/1/23	44,000	47,569
5.50% 1/15/26	220,000	249,538
Capital One Financial 3.75% 3/9/27	80,000	88,886
GE Capital International Funding Unlimited 4.42% 11/15/35	200,000	239,696
ORIX
3.25% 12/4/24	30,000	32,342
3.70% 7/18/27	110,000	122,964
		1,949,160
Electric–1.09%
AEP Texas 3.45% 1/15/50	170,000	175,733
Ameren 1.75% 3/15/28	25,000	24,739
Avangrid 3.80% 6/1/29	85,000	95,875
Berkshire Hathaway Energy 3.70% 7/15/30	155,000	175,693
CenterPoint Energy
2.65% 6/1/31	15,000	15,280
2.95% 3/1/30	95,000	100,162
Duke Energy
2.55% 6/15/31	55,000	55,656
2.65% 9/1/26	155,000	163,565
Duke Energy Indiana 3.25% 10/1/49	10,000	10,563
Duquesne Light Holdings
2.78% 1/7/32	90,000	90,693
3.62% 8/1/27	95,000	103,039
Emera US Finance 3.55% 6/15/26	155,000	169,291
Entergy Louisiana 2.90% 3/15/51	5,000	4,925
Entergy Texas 4.00% 3/30/29	20,000	22,571
Evergy 2.90% 9/15/29	160,000	169,555
Exelon 3.50% 6/1/22	150,000	153,787
Fortis 3.06% 10/4/26	50,000	53,616
ITC Holdings 2.95% 5/14/30	80,000	84,197
Metropolitan Edison 4.00% 4/15/25	125,000	132,359
NextEra Energy Capital Holdings 2.25% 6/1/30	65,000	65,507
Pacific Gas and Electric 1.37% 3/10/23	250,000	250,012
Pennsylvania Electric 3.60% 6/1/29	85,000	90,820

LVIP JPMorgan Retirement Income Fund–7

LVIP JPMorgan Retirement Income Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Public Service Co. of Colorado 3.20% 3/1/50	145,000	$ 156,942
Public Service Enterprise Group 1.60% 8/15/30	60,000	56,858
Puget Energy 2.38% 6/15/28	30,000	30,307
Union Electric 2.63% 3/15/51	65,000	62,062
Wisconsin Public Service 3.30% 9/1/49	90,000	96,433
		2,610,240
Electronics–0.04%
Arrow Electronics 3.25% 9/8/24	96,000	102,173
		102,173
Environmental Control–0.09%
Republic Services 1.45% 2/15/31	85,000	79,633
Waste Management 2.00% 6/1/29	135,000	136,436
		216,069
Food–0.17%
Kroger 4.45% 2/1/47	170,000	202,371
Sysco 5.65% 4/1/25	170,000	196,938
		399,309
Gas–0.21%
APT Pipelines 4.20% 3/23/25	90,000	98,696
Atmos Energy 4.15% 1/15/43	100,000	117,348
NiSource 3.95% 3/30/48	150,000	170,964
Southern California Gas 4.30% 1/15/49	85,000	106,066
		493,074
Health Care Products–0.08%
Abbott Laboratories 4.90% 11/30/46	145,000	198,442
		198,442
Health Care Services–0.20%
Anthem 4.10% 3/1/28	55,000	62,860
HCA
3.50% 7/15/51	205,000	204,907
4.75% 5/1/23	85,000	91,076
Quest Diagnostics 2.95% 6/30/30	40,000	42,442
UnitedHealth Group 2.00% 5/15/30	75,000	75,558
		476,843
Insurance–0.54%
Aflac 2.88% 10/15/26	90,000	96,590
American Financial Group 3.50% 8/15/26	95,000	103,163
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
American International Group
3.40% 6/30/30	115,000	$ 126,109
3.88% 1/15/35	45,000	50,891
Athene Global Funding
2.75% 6/25/24	75,000	78,614
3.00% 7/1/22	105,000	107,651
Berkshire Hathaway Finance 4.30% 5/15/43	175,000	218,064
F&G Global Funding 1.75% 6/30/26	70,000	70,288
•Manulife Financial 4.06% 2/24/32	90,000	99,310
Principal Financial Group 2.13% 6/15/30	185,000	184,226
μPrudential Financial 5.38% 5/15/45	140,000	155,084
		1,289,990
Machinery Diversified–0.01%
Xylem 2.25% 1/30/31	20,000	20,133
		20,133
Media–0.57%
Charter Communications Operating
3.70% 4/1/51	35,000	34,617
3.75% 2/15/28	165,000	181,971
4.80% 3/1/50	150,000	172,282
Comcast
3.25% 11/1/39	85,000	90,409
3.38% 2/15/25	317,000	343,895
4.50% 1/15/43	115,000	141,639
Discovery Communications
2.95% 3/20/23	22,000	22,892
3.63% 5/15/30	155,000	169,102
ViacomCBS
4.20% 6/1/29	80,000	92,281
4.95% 1/15/31	95,000	114,505
		1,363,593
Mining–0.08%
Glencore Funding 1.63% 9/1/25	170,000	171,933
Newcrest Finance Pty 3.25% 5/13/30	15,000	16,119
		188,052
Miscellaneous Manufacturing–0.11%
General Electric 6.75% 3/15/32	90,000	124,753
Parker-Hannifin 3.30% 11/21/24	15,000	16,113
Textron 4.00% 3/15/26	115,000	128,410
		269,276

LVIP JPMorgan Retirement Income Fund–8

LVIP JPMorgan Retirement Income Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas–0.81%
BP Capital Markets America
3.22% 4/14/24	80,000	$ 85,303
3.63% 4/6/30	185,000	207,393
Chevron USA 3.25% 10/15/29	80,000	88,584
CNOOC Petroleum North America 5.88% 3/10/35	125,000	153,814
ConocoPhillips 2.40% 2/15/31	85,000	87,001
Diamondback Energy 0.90% 3/24/23	250,000	250,054
Exxon Mobil 3.00% 8/16/39	155,000	159,036
Husky Energy 4.40% 4/15/29	85,000	96,122
Lundin Energy Finance 2.00% 7/15/26	200,000	200,320
Marathon Petroleum 3.63% 9/15/24	115,000	123,733
Phillips 66 1.30% 2/15/26	45,000	44,969
Pioneer Natural Resources 1.13% 1/15/26	125,000	123,771
Shell International Finance 4.38% 5/11/45	100,000	122,622
Suncor Energy 6.50% 6/15/38	65,000	91,957
Total Capital International 3.46% 2/19/29	85,000	94,621
		1,929,300
Oil & Gas Services–0.20%
Baker Hughes 4.49% 5/1/30	145,000	171,015
Halliburton 3.80% 11/15/25	11,000	12,158
National Oilwell Varco 3.60% 12/1/29	165,000	172,464
Schlumberger Finance Canada 1.40% 9/17/25	25,000	25,275
Schlumberger Holdings 4.30% 5/1/29	85,000	97,099
		478,011
Pharmaceuticals–0.63%
AbbVie
3.80% 3/15/25	85,000	92,977
4.25% 11/21/49	120,000	143,822
Becton Dickinson and Co. 2.82% 5/20/30	155,000	162,343
Bristol-Myers Squibb
3.25% 8/15/22	75,000	77,564
4.13% 6/15/39	155,000	187,053
Cigna 3.40% 3/15/51	95,000	99,185
CVS Health 3.88% 7/20/25	350,000	386,433
Mead Johnson Nutrition 4.13% 11/15/25	80,000	90,001
Shire Acquisitions Investments Ireland
2.88% 9/23/23	110,000	115,113
3.20% 9/23/26	85,000	92,271
Zoetis 2.00% 5/15/30	70,000	69,676
		1,516,438
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines–0.51%
Boardwalk Pipelines
3.40% 2/15/31	15,000	$ 15,922
4.95% 12/15/24	75,000	83,831
Cameron LNG 3.30% 1/15/35	15,000	16,107
Enterprise Products Operating 5.10% 2/15/45	185,000	233,650
Gray Oak Pipeline 2.60% 10/15/25	265,000	272,221
Kinder Morgan 3.25% 8/1/50	45,000	43,517
MPLX 4.13% 3/1/27	135,000	150,848
ONEOK
3.40% 9/1/29	125,000	133,058
5.20% 7/15/48	45,000	55,142
Sunoco Logistics Partners Operations
3.90% 7/15/26	155,000	169,245
5.35% 5/15/45	45,000	52,071
		1,225,612
Real Estate Investment Trusts–1.12%
Alexandria Real Estate Equities 1.88% 2/1/33	205,000	193,797
American Campus Communities Operating Partnership 2.85% 2/1/30	30,000	30,873
American Tower
3.80% 8/15/29	65,000	72,424
4.40% 2/15/26	100,000	112,908
AvalonBay Communities 3.20% 1/15/28	75,000	81,365
Boston Properties
2.55% 4/1/32	100,000	100,620
3.40% 6/21/29	85,000	92,257
Crown Castle International 1.05% 7/15/26	260,000	253,928
Duke Realty 4.00% 9/15/28	145,000	164,964
Equinix 3.20% 11/18/29	90,000	96,534
ERP Operating 3.00% 7/1/29	155,000	166,812
Healthcare Trust of America Holdings
2.00% 3/15/31	45,000	43,458
3.10% 2/15/30	153,000	162,498
Healthpeak Properties 3.40% 2/1/25	5,000	5,370
Host Hotels & Resorts
3.75% 10/15/23	45,000	47,442
3.88% 4/1/24	40,000	42,682
Life Storage
3.50% 7/1/26	75,000	82,043
4.00% 6/15/29	10,000	11,201
Mid-America Apartments
1.70% 2/15/31	25,000	23,746
3.95% 3/15/29	40,000	45,348
National Retail Properties 3.50% 10/15/27	125,000	135,047

LVIP JPMorgan Retirement Income Fund–9

LVIP JPMorgan Retirement Income Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Office Properties Income Trust 2.65% 6/15/26	40,000	$ 40,585
Prologis
1.25% 10/15/30	60,000	56,454
3.25% 10/1/26	40,000	43,890
Realty Income
3.25% 1/15/31	20,000	21,789
3.88% 7/15/24	35,000	38,001
4.13% 10/15/26	40,000	45,334
Scentre Group 3.63% 1/28/26	160,000	174,883
SITE Centers 4.25% 2/1/26	75,000	81,212
UDR
3.10% 11/1/34	20,000	21,051
3.20% 1/15/30	22,000	23,781
3.50% 7/1/27	28,000	30,996
VEREIT Operating Partnership 4.60% 2/6/24	35,000	38,136
Welltower 4.25% 4/15/28	90,000	103,169
		2,684,598
Retail–0.40%
7-Eleven 1.30% 2/10/28	100,000	96,598
Alimentation Couche-Tard 3.55% 7/26/27	85,000	93,418
AutoZone 1.65% 1/15/31	105,000	99,889
Dollar General 3.88% 4/15/27	145,000	162,565
Kohl S Corporation 3.38% 5/1/31	85,000	87,998
Lowe's 2.50% 4/15/26	175,000	185,646
McDonald's 4.70% 12/9/35	135,000	167,339
O'Reilly Automotive 1.75% 3/15/31	75,000	71,963
		965,416
Semiconductors–0.29%
Analog Devices 3.50% 12/5/26	160,000	177,505
Broadcom 3.88% 1/15/27	260,000	287,294
Microchip Technology 0.97% 2/15/24	103,000	102,949
QUALCOMM 4.65% 5/20/35	105,000	133,507
		701,255
Software–0.33%
Fidelity National Information Services 3.10% 3/1/41	60,000	61,462
Fiserv 2.65% 6/1/30	160,000	165,660
Microsoft 3.50% 2/12/35	180,000	208,874
Oracle
1.65% 3/25/26	70,000	70,956
4.50% 7/8/44	185,000	215,796
Roper Technologies 3.80% 12/15/26	55,000	61,449
		784,197
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications–0.59%
AT&T
3.10% 2/1/43	55,000	$ 53,892
3.30% 2/1/52	140,000	136,207
3.50% 9/15/53	310,000	311,448
Telefonica Emisiones 5.21% 3/8/47	150,000	187,241
T-Mobile USA 2.05% 2/15/28	210,000	213,186
Verizon Communications
2.10% 3/22/28	155,000	158,242
2.99% 10/30/56	167,000	156,986
4.27% 1/15/36	85,000	101,135
Vodafone Group 5.00% 5/30/38	83,000	104,468
		1,422,805
Transportation–0.25%
Burlington Northern Santa Fe 4.70% 9/1/45	135,000	175,690
CSX 4.30% 3/1/48	140,000	169,894
JB Hunt Transport Services 3.88% 3/1/26	85,000	94,536
Norfolk Southern 4.05% 8/15/52	130,000	153,703
		593,823
Trucking & Leasing–0.07%
Penske Truck Leasing 4.20% 4/1/27	140,000	157,559
		157,559
Water–0.04%
American Water Capital 2.95% 9/1/27	85,000	91,540
		91,540
Total Corporate Bonds (Cost $31,366,749)		33,039,280
NON-AGENCY ASSET-BACKED SECURITIES–1.31%
AmeriCredit Automobile Receivables Trust
Series 2017-1 C 2.71% 8/18/22	15,622	15,638
Series 2017-2 C 2.97% 3/20/23	454,323	456,116
CarMax Auto Owner Trust
Series 2017-3 B 2.44% 2/15/23	300,000	301,288
Series 2018-2 A3 2.98% 1/17/23	62,380	62,658
•Discover Card Execution Note Trust Series 2017-A1 A1 0.56% (LIBOR01M + 0.49%) 7/15/24	185,000	185,491
Drive Auto Receivables Trust Series 2018-4 C 3.66% 11/15/24	6,185	6,194

LVIP JPMorgan Retirement Income Fund–10

LVIP JPMorgan Retirement Income Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Flagship Credit Auto Trust Series 2018-2 B 3.56% 5/15/23	190,976	$ 191,609
GLS Auto Receivables Issuer Trust Series 2020-1A A 2.17% 2/15/24	95,284	95,824
HERO Funding Trust
Series 2016-2A A 3.75% 9/20/41	56,160	58,827
Series 2016-3A A1 3.08% 9/20/42	61,632	63,731
Honda Auto Receivables Owner Trust Series 2018-2 A3 3.01% 5/18/22	35,621	35,692
Marlette Funding Trust Series 2021-1A A 0.60% 6/16/31	97,049	97,107
NMEF Funding Series 2021-A A2 0.81% 12/15/27	565,000	564,910
Octane Receivables Trust Series 2021-1A A 0.93% 3/22/27	172,177	172,276
Synchrony Card Issuance Trust Series 2018-A1 A 3.38% 9/15/24	605,000	608,933
•Towd Point Mortgage Trust
Series 2015-5 A1B 2.75% 5/25/55	1,981	1,981
Series 2015-6 A1B 2.75% 4/25/55	13,277	13,330
Series 2016-1 A1B 2.75% 2/25/55	4,251	4,258
Series 2016-2 A1 3.00% 8/25/55	14,223	14,362
Series 2016-3 A1 2.25% 4/25/56	10,997	11,038
Westgate Resorts
Series 2018-1A A 3.38% 12/20/31	77,526	78,547
Series 2018-1A B 3.58% 12/20/31	100,275	101,905
Total Non-Agency Asset-Backed Securities (Cost $3,128,764)		3,141,715
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.26%
•JPMorgan Mortgage Trust
Series 2014-2 B1 3.42% 6/25/29	35,296	36,901
Series 2014-2 B2 3.42% 6/25/29	35,296	36,599
Series 2014-IVR6 2A4 2.17% 7/25/44	52,284	52,267
Series 2015-4 B1 3.59% 6/25/45	70,111	72,677
Series 2015-4 B2 3.59% 6/25/45	70,111	72,325
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•JPMorgan Mortgage Trust (continued)
Series 2015-6 B1 3.53% 10/25/45	67,236	$ 69,392
Series 2015-6 B2 3.53% 10/25/45	67,236	69,112
Series 2016-4 B1 3.83% 10/25/46	82,541	86,600
Series 2016-4 B2 3.83% 10/25/46	88,520	92,333
•New Residential Mortgage Loan Trust Series 2016-4A A1 3.75% 11/25/56	36,545	39,217
Total Non-Agency Collateralized Mortgage Obligations (Cost $599,039)		627,423
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–3.23%
•20 Times Square Trust Series 2018-20TS A 3.20% 5/15/35	388,000	397,429
CD Mortgage Trust
Series 2016-CD2 A3 3.25% 11/10/49	200,000	211,965
•Series 2016-CD2 A4 3.53% 11/10/49	105,000	115,504
CFCRE Commercial Mortgage Trust Series 2016-C7 A3 3.84% 12/10/54	90,000	99,944
Citigroup Commercial Mortgage Trust
Series 2014-GC25 A4 3.64% 10/10/47	195,000	210,699
Series 2015-GC27 A5 3.14% 2/10/48	215,000	229,337
Series 2016-P3 A4 3.33% 4/15/49	145,000	156,869
Series 2016-P5 A4 2.94% 10/10/49	130,000	138,840
COMM Mortgage Trust
Series 2013-CR6 AM 3.15% 3/10/46	180,000	185,125
Series 2013-WWP A2 3.42% 3/10/31	100,000	104,213
Series 2014-CR19 A5 3.80% 8/10/47	100,000	108,267
Series 2014-CR20 AM 3.94% 11/10/47	340,000	366,387
Series 2015-3BP A 3.18% 2/10/35	400,000	426,817
Series 2015-CR23 A4 3.50% 5/10/48	135,000	146,540
DB-JPM Mortgage Trust
Series 2016-C1 A4 3.28% 5/10/49	250,000	269,322

LVIP JPMorgan Retirement Income Fund–11

LVIP JPMorgan Retirement Income Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
DB-JPM Mortgage Trust (continued)
Series 2016-C3 A5 2.89% 8/10/49	160,000	$ 170,493
GS Mortgage Securities Trust
Series 2015-GC32 A4 3.76% 7/10/48	105,000	115,322
Series 2017-GS5 A4 3.67% 3/10/50	210,000	233,365
Houston Galleria Mall Trust Series 2015-HGLR A1A2 3.09% 3/5/37	160,000	166,672
JPM-BB Commercial Mortgage Securities Trust
Series 2015-C32 A5 3.60% 11/15/48	225,000	243,140
Series 2015-C33 A4 3.77% 12/15/48	340,000	374,991
JPM-DB Commercial Mortgage Securities Trust Series 2016-C2 A4 3.14% 6/15/49	275,000	294,476
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-LC11 B 3.50% 4/15/46	130,000	132,445
Series 2015-JP1 A5 3.91% 1/15/49	130,000	144,106
Series 2016-JP2 A4 2.82% 8/15/49	310,000	328,490
Series 2016-JP2 AS 3.06% 8/15/49	210,000	220,099
•Series 2016-JP3 B 3.40% 8/15/49	60,000	63,334
Series 2016-WIKI A 2.80% 10/5/31	75,000	74,999
Series 2016-WIKI B 3.20% 10/5/31	115,000	114,973
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17 A5 3.74% 8/15/47	135,000	145,090
Series 2015-C23 A4 3.72% 7/15/50	440,000	482,240
Series 2015-C26 A5 3.53% 10/15/48	140,000	152,194
Series 2016-C29 A4 3.33% 5/15/49	130,000	140,053
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS3 A4 3.62% 9/15/57	250,000	$ 273,766
Series 2016-BNK1 A3 2.65% 8/15/49	205,000	217,119
•Series 2017-RB1 XA 1.40% 3/15/50	1,424,058	82,636
WF -RBS Commercial Mortgage Trust
Series 2012-C10 A3 2.88% 12/15/45	130,000	133,232
Series 2013-C12 A4 3.20% 3/15/48	253,242	260,380
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $7,420,387)		7,730,873
U.S. TREASURY OBLIGATIONS–8.60%
U.S. Treasury Bonds
1.13% 5/15/40	550,000	474,805
1.63% 11/15/50	615,000	552,347
2.00% 2/15/50	495,000	486,299
2.25% 8/15/46	1,075,000	1,111,533
2.50% 5/15/46	1,115,000	1,207,946
2.88% 8/15/45	1,240,000	1,433,459
3.88% 8/15/40	285,000	374,697
U.S. Treasury Notes
∞1.38% 1/31/22	2,134,000	2,150,338
1.50% 3/31/23	2,100,000	2,146,840
1.63% 11/15/22	2,000,000	2,040,312
1.63% 5/15/26	1,315,000	1,363,028
1.75% 3/31/22	1,500,000	1,518,750
2.00% 11/15/21	440,000	443,163
2.00% 8/15/25	1,175,000	1,236,504
2.75% 5/31/23	52,000	54,494
2.88% 11/30/23	1,655,000	1,756,239
2.88% 5/31/25	148,000	160,673
2.88% 5/15/28	750,000	833,145
≠^United States Treasury Coupon Strip 0.00% 2/15/33	1,545,000	1,257,759
Total U.S. Treasury Obligations (Cost $19,750,209)		20,602,331

TOTAL INVESTMENTS–99.95% (Cost $211,225,561)	239,511,161
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.05%	121,431
NET ASSETS APPLICABLE TO 17,424,857 SHARES OUTSTANDING–100.00%	$239,632,592
NET ASSET VALUE PER SHARE–LVIP JPMORGAN RETIREMENT INCOME FUND STANDARD CLASS ($177,527,011 / 12,901,829 Shares)	$13.760
NET ASSET VALUE PER SHARE–LVIP JPMORGAN RETIREMENT INCOME FUND SERVICE CLASS ($62,105,581 / 4,523,028 Shares)	$13.731
LVIP JPMorgan Retirement Income Fund–12

LVIP JPMorgan Retirement Income Fund
Statement of Net Assets (continued)
COMPONENTS OF NET ASSETS AT JUNE 30, 2021:
Shares of beneficial interest (unlimited authorization–no par)	$205,034,040
Distributable earnings/(accumulated loss)	34,598,552
TOTAL NET ASSETS	$239,632,592

✧ Class R-6 shares.
° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
* Interest only security. An interest only security is the interest only portion of a fixed income security which is sold separately from the principal portion of the security.
♦ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2021. Rate will reset at a future date.
∞ Fully or partially pledged as collateral for futures contracts.
≠ The rate shown is the effective yield at the time of purchase.
^ Zero coupon security.
★ Includes $293,548 variation margin due from broker on futures contracts, $338,287 payable for securities purchased, $303,955 payable for fund shares redeemed, $2,436 foreign currencies due to custodian, $71,027 other accrued expenses payable and $112,997 due to manager and affiliates as of June 30, 2021.
LVIP JPMorgan Retirement Income Fund–13

LVIP JPMorgan Retirement Income Fund
Statement of Net Assets (continued)
The following futures contracts were outstanding at June 30, 2021:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Interest Rate Contracts:
(20)	Long Gilt	$ (3,544,015)	$ (3,512,862)	9/28/21	$ —	$ (31,153)
21	U.S. Treasury 10 yr Notes	2,782,500	2,773,990	9/21/21	8,510	—
					8,510	(31,153)
Sovereign Bond:
(65)	Canadian Government Bond	(7,630,526)	(7,541,455)	9/21/21	—	(89,071)
Equity Contracts:
58	E-mini MSCI EAFE Index	6,681,890	6,844,435	9/17/21	—	(162,545)
7	E-mini Russell 2000 Index	807,730	807,054	9/17/21	676	—
156	E-mini Russell 2000 Index	12,157,860	12,308,620	9/17/21	—	(150,760)
(52)	E-mini S&P 500 Index	(11,150,360)	(10,995,162)	9/17/21	—	(155,198)
48	Euro STOXX 50 Index	2,308,229	2,333,323	9/17/21	—	(25,094)
18	FTSE 100 Index	1,738,103	1,753,640	9/17/21	—	(15,537)
3	TOPIX Index	524,686	528,090	9/9/21	—	(3,404)
					676	(512,538)
Total Futures Contracts					$9,186	$(632,762)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2021.

Summary of Abbreviations:
ARM–Adjustable Rate Mortgage
BB–Barclays Bank
DB–Deutsche Bank
EAFE–Europe Australasia Far East
ETF–Exchange-Traded Fund
FREMF–Freddie Mac Multifamily
FTSE–Financial Times Stock Exchange
GNMA–Government National Mortgage Association
GS–Goldman Sachs
HSBC–Hong Kong and Shanghai Banking Corporation
JPM–JPMorgan
JPM-DB–JPMorgan Deutsche Bank
LIBOR01M–Intercontinental Exchange London Interbank Offered Rate USD 1 Month
LIBOR12M–Intercontinental Exchange London Interbank Offered Rate USD 12 Month
LNG–Liquefied Natural Gas
MSCI–Morgan Stanley Capital International
RBS–Royal Bank of Scotland
REIT–Real Estate Investment Trust
REMICs–Real Estate Mortgage Investment Conduits
S&P–Standard & Poor’s
S.F.–Single Family
TOPIX–Tokyo Stock Price Index
USD–United States Dollar
WF–Wells Fargo
yr–Year
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Retirement Income Fund–14

LVIP JPMorgan Retirement Income Fund
Statement of Operations
Six Months Ended June 30, 2021 (unaudited)
INVESTMENT INCOME:
Dividends	$1,446,117
Interest	1,052,937
Foreign taxes withheld	(1,204)
2,497,850
EXPENSES:
Management fees	891,095
Distribution fees-Service Class	75,931
Accounting and administration expenses	40,292
Shareholder servicing fees	34,456
Professional fees	28,518
Pricing fees	22,249
Custodian fees	8,596
Reports and statements to shareholders	2,775
Trustees’ fees and expenses	2,663
Consulting fees	1,186
Other	3,477
1,111,238
Less:
Management fees waived	(377,351)
Expenses reimbursed	(49,162)
Total operating expenses	684,725
NET INVESTMENT INCOME	1,813,125
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Investments	2,280,681
Distributions from investment companies	102,528
Futures contracts	1,178,361
Net realized gain	3,561,570
Net change in unrealized appreciation (depreciation) of:
Investments	4,141,014
Foreign currencies	(40,538)
Futures contracts	(840,595)
Net change in unrealized appreciation (depreciation)	3,259,881
NET REALIZED AND UNREALIZED GAIN	6,821,451
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,634,576
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Retirement Income Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/21 (unaudited)	Year Ended 12/31/20
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 1,813,125	$ 4,532,195
Net realized gain	3,561,570	4,351,441
Net change in unrealized appreciation (depreciation)	3,259,881	11,767,372
Net increase in net assets resulting from operations	8,634,576	20,651,008
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(6,351,083)
Service Class	—	(1,960,673)
	—	(8,311,756)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	3,191,054	4,203,508
Service Class	6,448,227	7,134,238
Reinvestment of dividends and distributions:
Standard Class	—	6,351,083
Service Class	—	1,960,673
	9,639,281	19,649,502
Cost of shares redeemed:
Standard Class	(12,043,353)	(23,347,721)
Service Class	(6,271,693)	(8,561,239)
	(18,315,046)	(31,908,960)
Decrease in net assets derived from capital share transactions	(8,675,765)	(12,259,458)
NET INCREASE (DECREASE) IN NET ASSETS	(41,189)	79,794
NET ASSETS:
Beginning of period	239,673,781	239,593,987
End of period	$239,632,592	$239,673,781
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Retirement Income Fund–15

LVIP JPMorgan Retirement Income Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP JPMorgan Retirement Income Fund Standard Class
	Six Months Ended 6/30/21[1] (unaudited)	Year Ended
		12/31/20	12/31/19	12/31/18	12/31/17 [2]	12/31/16
Net asset value, beginning of period	$ 13.267	$ 12.562	$ 11.370	$ 14.163	$ 13.548	$ 13.751
Income (loss) from investment operations:
Net investment income[3]	0.106	0.256	0.330	0.310	0.316	0.297
Net realized and unrealized gain (loss)	0.387	0.928	1.254	(0.862)	1.162	0.353
Total from investment operations	0.493	1.184	1.584	(0.552)	1.478	0.650
Less dividends and distributions from:
Net investment income	—	(0.328)	(0.392)	(0.349)	(0.359)	(0.352)
Net realized gain	—	(0.151)	—	(1.892)	(0.504)	(0.501)
Total dividends and distributions	—	(0.479)	(0.392)	(2.241)	(0.863)	(0.853)
Net asset value, end of period	$ 13.760	$ 13.267	$ 12.562	$ 11.370	$ 14.163	$ 13.548
Total return[4]	3.72%	9.48%	13.93%	(4.53%)	10.96%	4.71%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$177,527	$179,898	$183,336	$182,539	$223,079	$226,619
Ratio of expenses to average net assets[5]	0.51%	0.50%	0.47%	0.46%	0.54%	0.73%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.87%	0.89%	0.88%	0.87%	0.89%	0.88%
Ratio of net investment income to average net assets	1.59% [6]	2.03%	2.69%	2.31%	2.22%	2.13%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.23% [6]	1.64%	2.28%	1.90%	1.87%	1.97%
Portfolio turnover	33%	44%	35%	44%	192%	161%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2017, J.P. Morgan Investment Management, Inc. replaced Delaware Investments Fund Advisers and Jackson Square Partners, LLC as the Fund’s sub-adviser.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Retirement Income Fund–16

LVIP JPMorgan Retirement Income Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP JPMorgan Retirement Income Fund Service Class
	Six Months Ended 6/30/21[1] (unaudited)	Year Ended
		12/31/20	12/31/19	12/31/18	12/31/17 [2]	12/31/16
Net asset value, beginning of period	$ 13.256	$ 12.554	$ 11.367	$ 14.161	$ 13.548	$ 13.751
Income (loss) from investment operations:
Net investment income[3]	0.089	0.224	0.300	0.275	0.281	0.262
Net realized and unrealized gain (loss)	0.386	0.925	1.250	(0.859)	1.159	0.353
Total from investment operations	0.475	1.149	1.550	(0.584)	1.440	0.615
Less dividends and distributions from:
Net investment income	—	(0.296)	(0.363)	(0.318)	(0.323)	(0.317)
Net realized gain	—	(0.151)	—	(1.892)	(0.504)	(0.501)
Total dividends and distributions	—	(0.447)	(0.363)	(2.210)	(0.827)	(0.818)
Net asset value, end of period	$ 13.731	$ 13.256	$ 12.554	$ 11.367	$ 14.161	$ 13.548
Total return[4]	3.58%	9.21%	13.64%	(4.76%)	10.68%	4.45%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 62,106	$59,776	$ 56,258	$ 42,968	$ 44,746	$41,617
Ratio of expenses to average net assets[5]	0.76%	0.75%	0.72%	0.71%	0.79%	0.98%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	1.12%	1.14%	1.13%	1.12%	1.14%	1.13%
Ratio of net investment income to average net assets	1.34% [6]	1.78%	2.44%	2.06%	1.97%	1.88%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.98% [6]	1.39%	2.03%	1.65%	1.62%	1.72%
Portfolio turnover	33%	44%	35%	44%	192%	161%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2017, J.P. Morgan Investment Management, Inc. replaced Delaware Investments Fund Advisers and Jackson Square Partners, LLC as the Fund’s sub-adviser.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Retirement Income Fund–17

LVIP JPMorgan Retirement Income Fund
Notes to Financial Statements
June 30, 2021 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 105 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP JPMorgan Retirement Income Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund operates under a fund of funds structure and invests a substantial portion of its assets in open-end investment companies, including exchange-traded funds (“ETFs”), advised by J.P. Morgan or other unaffiliated managers (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. In addition to investment company investments, the Fund may also invest in individual securities. Financial statements for the Underlying Funds can be found at www.sec.gov.
The Fund’s investment objective is to seek to provide current income and some capital appreciation.
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities and Exchange-Traded Funds (“ETFs”), except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value.
 Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.
 Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2021 and for all open tax years (years ended December 31, 2017-December 31, 2020), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2021, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
To Be Announced Securities (TBA)–The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund's ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a
LVIP JPMorgan Retirement Income Fund–18

LVIP JPMorgan Retirement Income Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally separates the portion of realized gains and losses on investments in debt securities resulting from changes in foreign exchange rates from that which is due to changes in market prices of debt securities. Gains or losses attributable to the changes in foreign exchange rates are included in the Statement of Operations under “Net realized gain (loss) on foreign currencies”. For foreign equity securities, these changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends and interest are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2021.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.75% of the Fund's average daily net assets.   LIAC has contractually agreed to waive a portion of its advisory fee. Effective May 1, 2021, the waiver amount is 0.307% of the Fund’s average daily net assets.   The agreement will continue at least through April 30, 2022, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.   The management fee, net of waivers, is calculated daily and paid monthly.   Prior to May 1, 2021, the waiver amount was 0.323% of the Fund’s average daily net assets.
Effective May 1, 2021, LIAC has contractually agreed to waive its fees and/or reimburse the Fund to the extent that the Fund’s annual operating expenses exceed 0.523% of the Fund’s average daily net assets for the Standard Class and 0.773% for the Service Class. The waiver and/or reimbursement is accrued daily and received monthly. This agreement will continue through at least April 30, 2022, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.   Prior to May 1, 2021, LIAC had contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses were not to exceed 0.507% the Fund’s average daily net assets for the Standard Class and 0.757% for the Service Class.
LVIP JPMorgan Retirement Income Fund–19

LVIP JPMorgan Retirement Income Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
LIAC retains the right to receive reimbursements of excess amounts waived or paid by LIAC under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LIAC and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2021, LIAC has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2022	2023	Total
LIAC	$ 72,128	$ 148,631	$ 220,759
J.P. Morgan Investment Management, Inc. (“JPM”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays JPM a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2021, costs for these administrative and legal services were as follows:
Administrative	$7,160
Legal	1,139
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $859 for the six months ended June 30, 2021.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds and ETFs in which it invests. Because each of the Underlying Funds and ETFs has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds and ETFs at different times, the amount of fees and expenses incurred indirectly will vary.
At June 30, 2021, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LIAC	$93,501
Distribution fees payable to LFD	12,903
Printing and mailing fees payable to Lincoln Life	859
Shareholder servicing fees payable to Lincoln Life	5,734
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2021, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases other than U.S. government securities	$66,945,707
Purchases of U.S. government securities	10,950,364
Sales other than U.S. government securities	76,964,096
Sales of U.S. government securities	7,096,294
LVIP JPMorgan Retirement Income Fund–20

LVIP JPMorgan Retirement Income Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
At June 30, 2021, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2021, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$211,228,322
Aggregate unrealized appreciation of investments and derivatives	$ 29,327,120
Aggregate unrealized depreciation of investments and derivatives	(1,667,857)
Net unrealized appreciation of investments and derivatives	$ 27,659,263
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2021.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP JPMorgan Retirement Income Fund–21

LVIP JPMorgan Retirement Income Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment Companies	$145,578,102	$ —	$—	$145,578,102
Agency Collateralized Mortgage Obligations	—	11,497,020	—	11,497,020
Agency Commercial Mortgage-Backed Securities	—	4,470,394	—	4,470,394
Agency Mortgage-Backed Securities	—	9,088,974	—	9,088,974
Corporate Bonds	—	33,039,280	—	33,039,280
Non-Agency Asset-Backed Securities	—	3,141,715	—	3,141,715
Non-Agency Collateralized Mortgage Obligations	—	627,423	—	627,423
Non-Agency Commercial Mortgage-Backed Securities	—	7,730,873	—	7,730,873
U.S. Treasury Obligations	—	20,602,331	—	20,602,331
Money Market Fund	3,735,049	—	—	3,735,049
Total Investments	$149,313,151	$90,198,010	$—	$239,511,161
Derivatives:

Assets:
Futures Contracts	$ 9,186	$—	$—	$ 9,186
Liabilities:
Futures Contracts	$(632,762)	$—	$—	$(632,762)
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/21	12/31/20
Shares sold:
Standard Class	237,640	334,717
Service Class	478,737	571,607
Shares reinvested:
Standard Class	—	483,147
Service Class	—	149,367
	716,377	1,538,838
Shares redeemed:
Standard Class	(895,328)	(1,852,626)
Service Class	(465,104)	(692,751)
	(1,360,432)	(2,545,377)
Net decrease	(644,055)	(1,006,539)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $300,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 16, 2022.
The Fund had no amounts outstanding as of June 30, 2021, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
LVIP JPMorgan Retirement Income Fund–22

LVIP JPMorgan Retirement Income Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.   At June 30, 2021, the Fund pledged securities with a value of $1,868,195 as collateral for futures contracts.
During the six months ended June 30, 2021, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to facilitate investments in portfolio securities and to reduce transaction costs.
Fair values of derivative instruments as of June 30, 2021 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$ 676	Receivables and other assets net of liabilities	$(512,538)
Futures contracts (Interest rate contracts)	Receivables and other assets net of liabilities	8,510	Receivables and other assets net of liabilities	(120,224)
Total		$9,186		$(632,762)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2021 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$1,463,091	$(746,215)
Futures contracts (Interest rate contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(284,730)	(94,380)
Total		$1,178,361	$(840,595)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2021.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$23,605,699	$12,719,010
LVIP JPMorgan Retirement Income Fund–23

LVIP JPMorgan Retirement Income Fund
Notes to Financial Statements (continued)
7. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.
When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.
The Fund invests in fixed income securities whose values are derived from an underlying pool of mortgages or consumer loans. The values of these securities are sensitive to changes in economic conditions, including delinquencies and defaults, and may be adversely affected by changes in interest rates and shifts in the market’s perception of issuers. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (“CMOs”). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive, not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on a CMO’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities, even if the securities are rated in the highest rating categories.
The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s Financial Services LLC or Ba or lower by Moody’s Investor Services Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2021. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities.   Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
LVIP JPMorgan Retirement Income Fund–24

LVIP JPMorgan Retirement Income Fund
Notes to Financial Statements (continued)
9. Recent Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) - Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying this ASU.
10. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP JPMorgan Retirement Income Fund–25

LVIP JPMorgan Retirement Income Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 8-9, 2021, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2020 through December 31, 2020. During the period covered by the report, there was one liquidity event due to an extended Taiwanese foreign holiday in February 2020 that caused the LVIP SSGA Emerging Markets Equity Index Fund to classify its Taiwanese securities as illiquid for one day, which caused the Fund to exceed the 15% limit on illiquid securities on that day. The LVIP SSGA Emerging Markets Equity Index Fund was under the 15% limitation the following business day, and there was no impact on the Fund ability to timely meet redemptions. There were no additional liquidity events that impacted the Fund or its respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP JPMorgan Retirement Income Fund–26

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2021

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2021 to June 30, 2021
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021 to June 30, 2021.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers in effect.
Expense Analysis of an Investment of $1,000
	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Annualized Expense Ratio	Expenses Paid During Period 1/1/21 to 6/30/21*
Actual
Standard Class Shares	$1,000.00	$1,206.90	0.76%	$4.16
Service Class Shares	1,000.00	1,205.30	1.01%	5.52
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.00	0.76%	$3.81
Service Class Shares	1,000.00	1,019.80	1.01%	5.06

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–1

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)
As of June 30, 2021
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Common Stock	93.63%
Aerospace & Defense	0.25%
Air Freight & Logistics	0.19%
Airlines	0.61%
Auto Components	0.23%
Automobiles	0.13%
Banks	6.81%
Beverages	0.89%
Biotechnology	0.65%
Building Products	1.55%
Capital Markets	5.60%
Chemicals	1.80%
Commercial Services & Supplies	0.18%
Communications Equipment	1.55%
Construction & Engineering	0.17%
Construction Materials	0.63%
Consumer Finance	1.30%
Containers & Packaging	1.50%
Distributors	1.16%
Diversified Consumer Services	0.06%
Diversified Financial Services	0.45%
Diversified Telecommunication Services	0.45%
Electric Utilities	2.85%
Electrical Equipment	2.87%
Electronic Equipment, Instruments & Components	2.86%
Energy Equipment & Services	0.05%
Entertainment	0.66%
Equity Real Estate Investment Trusts	7.68%
Food & Staples Retailing	1.07%
Food Products	1.22%
Gas Utilities	0.76%
Health Care Equipment & Supplies	1.66%
Health Care Providers & Services	4.42%
Health Care Technology	0.11%
Hotels, Restaurants & Leisure	1.34%
Household Durables	1.84%
Household Products	0.69%
Independent Power and Renewable Electricity Producers	0.29%
Industrial Conglomerates	0.92%
Insurance	4.47%
Interactive Media & Services	1.32%
IT Services	0.68%
Leisure Products	0.16%
Life Sciences Tools & Services	0.69%
Machinery	4.96%
Security Type/Sector	Percentage of Net Assets
Media	2.52%
Metals & Mining	0.82%
Mortgage Real Estate Investment Trusts (REITs)	0.06%
Multiline Retail	0.77%
Multi-Utilities	2.31%
Oil, Gas & Consumable Fuels	3.78%
Personal Products	0.04%
Pharmaceuticals	1.20%
Professional Services	0.92%
Real Estate Management & Development	0.86%
Road & Rail	0.28%
Semiconductors & Semiconductor Equipment	1.34%
Software	2.81%
Specialty Retail	3.10%
Technology Hardware, Storage & Peripherals	0.71%
Textiles, Apparel & Luxury Goods	1.55%
Thrifts & Mortgage Finance	0.28%
Tobacco	0.24%
Trading Companies & Distributors	0.27%
Water Utilities	0.04%
Money Market Fund	5.94%
Total Investments	99.57%
Receivables and Other Assets Net of Liabilities	0.43%
Total Net Assets	100.00%
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
Ameriprise Financial	1.90%
Laboratory Corp of America Holdings	1.12%
Huntington Bancshares	1.06%
Liberty Broadband Class C	1.06%
Xcel Energy	1.05%
Motorola Solutions	1.02%
Fifth Third Bancorp	1.00%
Newell Brands	0.98%
AutoZone	0.98%
Loews	0.98%
Total	11.15%

IT–Information Technology

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–2

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Statement of Net Assets
June 30, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–93.63%
Aerospace & Defense–0.25%
†Axon Enterprise	1,150	$ 203,320
Curtiss-Wright	5,150	611,614
HEICO Class A	1,650	204,897
Raytheon Technologies	7,190	613,379
Spirit AeroSystems Holdings Class A	1,200	56,628
Textron	1,300	89,401
		1,779,239
Air Freight & Logistics–0.19%
CH Robinson Worldwide	1,800	168,606
Expeditors International of Washington	4,600	582,360
United Parcel Service Class B	1,740	361,868
†XPO Logistics	1,700	237,813
		1,350,647
Airlines–0.61%
†Alaska Air Group	13,300	802,123
†Delta Air Lines	18,730	810,260
†JetBlue Airways	25,500	427,890
†Southwest Airlines	41,161	2,185,237
†United Airlines Holdings	1,200	62,748
		4,288,258
Auto Components–0.23%
Lear	9,350	1,638,868
		1,638,868
Automobiles–0.13%
†Ford Motor	58,100	863,366
Thor Industries	500	56,500
		919,866
Banks–6.81%
Bank of America	75,000	3,092,250
Citigroup	31,080	2,198,910
Citizens Financial Group	143,929	6,602,023
Fifth Third Bancorp	184,853	7,066,930
First Horizon National	13,900	240,192
Huntington Bancshares	524,136	7,479,421
KeyCorp	7,000	144,550
M&T Bank	45,507	6,612,622
Popular	17,900	1,343,395
Regions Financial	276,439	5,578,539
Signature Bank	1,650	405,322
Sterling Bancorp	6,000	148,740
†SVB Financial Group	1,785	993,228
Truist Financial	6,450	357,975
Wells Fargo & Co.	32,790	1,485,059
Western Alliance Bancorp	3,490	324,047
Zions Bancorp	74,198	3,922,106
		47,995,309
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Beverages–0.89%
†Boston Beer Class A	225	$ 229,680
Constellation Brands Class A	15,903	3,719,553
Keurig Dr Pepper	66,622	2,347,759
		6,296,992
Biotechnology–0.65%
AbbVie	12,635	1,423,206
†Alnylam Pharmaceuticals	1,650	279,708
†Biogen	1,630	564,420
†BioMarin Pharmaceutical	1,200	100,128
†Exelixis	14,070	256,355
†Incyte	750	63,098
†Iovance Biotherapeutics	6,300	163,926
†Moderna	3,900	916,422
†Neurocrine Biosciences	1,300	126,516
†Sarepta Therapeutics	8,625	670,508
		4,564,287
Building Products–1.55%
†Builders FirstSource	3,800	162,108
Fortune Brands Home & Security	62,111	6,186,877
Johnson Controls International	25,680	1,762,418
Owens Corning	1,400	137,060
Trane Technologies	14,440	2,658,982
		10,907,445
Capital Markets–5.60%
Affiliated Managers Group	3,260	502,725
Ameriprise Financial	53,767	13,381,531
Evercore Class A	1,100	154,847
Goldman Sachs Group	3,590	1,362,513
Invesco	21,600	577,368
Jefferies Financial Group	33,370	1,141,254
KKR & Co. Class A	4,200	248,808
Lazard Class A	1,100	49,775
LPL Financial Holdings	5,575	752,513
Morningstar	950	244,255
Northern Trust	47,325	5,471,716
Raymond James Financial	44,663	5,801,724
S&P Global	500	205,225
State Street	47,251	3,887,812
T. Rowe Price Group	28,864	5,714,206
		39,496,272
Chemicals–1.80%
Ashland Global Holdings	2,650	231,875
†Axalta Coating Systems	9,000	274,410
Celanese	29,420	4,460,072
CF Industries Holdings	1,200	61,740
DuPont de Nemours	12,190	943,628
Eastman Chemical	5,050	589,588
Huntsman	41,670	1,105,088
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–3

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Chemicals (continued)
LyondellBasell Industries Class A	2,100	$ 216,027
PPG Industries	1,500	254,655
RPM International	1,800	159,624
Scotts Miracle-Gro	1,700	326,264
Valvoline	126,050	4,091,583
		12,714,554
Commercial Services & Supplies–0.18%
†IAA	4,200	229,068
Republic Services	9,690	1,065,997
		1,295,065
Communications Equipment–1.55%
†Ciena	8,700	494,943
Cisco Systems	17,670	936,510
†CommScope Holding	106,310	2,265,466
Motorola Solutions	33,174	7,193,782
		10,890,701
Construction & Engineering–0.17%
†AECOM	12,980	821,894
Quanta Services	4,520	409,376
		1,231,270
Construction Materials–0.63%
Martin Marietta Materials	12,647	4,449,341
		4,449,341
Consumer Finance–1.30%
Ally Financial	33,000	1,644,720
Capital One Financial	3,590	555,337
Discover Financial Services	46,073	5,449,975
SLM	16,400	343,416
Synchrony Financial	23,860	1,157,687
		9,151,135
Containers & Packaging–1.50%
Ardagh Group	3,900	95,628
Avery Dennison	940	197,626
Ball	10,067	815,628
†Berry Global Group	21,510	1,402,882
Crown Holdings	1,600	163,536
Graphic Packaging Holding	35,500	643,970
Packaging Corp. of America	24,307	3,291,654
Silgan Holdings	94,648	3,927,892
WestRock	700	37,254
		10,576,070
Distributors–1.16%
Genuine Parts	21,501	2,719,231
†LKQ	111,168	5,471,689
		8,190,920
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified Consumer Services–0.06%
H&R Block	17,670	$ 414,892
		414,892
Diversified Financial Services–0.45%
†Berkshire Hathaway Class B	5,980	1,661,962
Equitable Holdings	19,900	605,955
Voya Financial	15,260	938,490
		3,206,407
Diversified Telecommunication Services–0.45%
Lumen Technologies	39,400	535,446
Verizon Communications	46,950	2,630,608
		3,166,054
Electric Utilities–2.85%
Edison International	73,212	4,233,118
Entergy	50,067	4,991,680
Evergy	2,200	132,946
Exelon	28,940	1,282,331
NextEra Energy	12,340	904,275
NRG Energy	21,100	850,330
Southern	5,450	329,780
Xcel Energy	112,150	7,388,442
		20,112,902
Electrical Equipment–2.87%
Acuity Brands	31,258	5,846,184
AMETEK	37,245	4,972,208
Eaton	12,590	1,865,586
Hubbell	33,754	6,306,597
nVent Electric	31,200	974,688
Regal Beloit	2,200	293,722
		20,258,985
Electronic Equipment, Instruments & Components–2.86%
Amphenol Class A	77,898	5,329,002
†Arrow Electronics	15,150	1,724,525
Avnet	17,900	717,432
CDW	20,162	3,521,293
Jabil	7,800	453,336
†Keysight Technologies	12,270	1,894,611
SYNNEX	53,709	6,539,608
		20,179,807
Energy Equipment & Services–0.05%
Halliburton	13,000	300,560
†NOV	3,300	50,556
		351,116
Entertainment–0.66%
Activision Blizzard	1,150	109,756
†Playtika Holding	9,200	219,328
†Roku	1,750	803,687
†Spotify Technology	1,050	289,370

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–4

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Entertainment (continued)
†Take-Two Interactive Software	3,550	$ 628,421
†Walt Disney	2,150	377,905
†Zynga Class A	210,093	2,233,289
		4,661,756
Equity Real Estate Investment Trusts–7.68%
Alexandria Real Estate Equities	1,150	209,231
American Homes 4 Rent Class A	112,211	4,359,397
Americold Realty Trust	900	34,065
AvalonBay Communities	18,676	3,897,495
Boston Properties	35,540	4,072,529
Brixmor Property Group	122,119	2,795,304
Camden Property Trust	1,675	222,222
Cousins Properties	2,700	99,306
CubeSmart	5,400	250,128
Duke Realty	3,500	165,725
Equinix	610	489,586
Equity LifeStyle Properties	2,285	169,798
Equity Residential	2,000	154,000
Essex Property Trust	10,688	3,206,507
Federal Realty Investment Trust	17,663	2,069,574
First Industrial Realty Trust	1,400	73,122
Gaming and Leisure Properties	10,163	470,852
Healthcare Trust of America Class A	600	16,020
Highwoods Properties	4,200	189,714
†Host Hotels & Resorts	14,600	249,514
Invitation Homes	34,180	1,274,572
JBG SMITH Properties	54,585	1,719,973
Kilroy Realty	7,270	506,283
Kimco Realty	143,722	2,996,604
Life Storage	3,300	354,255
Medical Properties Trust	4,900	98,490
Mid-America Apartment Communities	13,400	2,256,828
†Park Hotels & Resorts	3,600	74,196
Rayonier	106,757	3,835,779
Realty Income	4,500	300,330
Regency Centers	35,109	2,249,434
Rexford Industrial Realty	26,699	1,520,508
Simon Property Group	1,700	221,816
Spirit Realty Capital	3,400	162,656
STORE Capital	800	27,608
Sun Communities	13,045	2,235,913
UDR	2,500	122,450
Ventas	37,043	2,115,155
VEREIT	12,054	553,640
VICI Properties	44,018	1,365,438
Weingarten Realty Investors	4,000	128,280
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Equity Real Estate Investment Trusts (continued)
Weyerhaeuser	128,457	$ 4,421,490
WP Carey	31,577	2,356,276
		54,092,063
Food & Staples Retailing–1.07%
Kroger	77,350	2,963,278
Sysco	10,790	838,923
†U.S. Foods Holding	90,100	3,456,236
Walmart	2,230	314,475
		7,572,912
Food Products–1.22%
Archer-Daniels-Midland	12,950	784,770
Bunge	9,390	733,828
Conagra Brands	6,100	221,918
Hershey	3,970	691,495
Lamb Weston Holdings	2,350	189,551
Mondelez International Class A	11,640	726,802
†Pilgrim's Pride	18,500	410,330
†Post Holdings	35,816	3,884,961
Tyson Foods Class A	12,630	931,589
		8,575,244
Gas Utilities–0.76%
National Fuel Gas	102,784	5,370,464
		5,370,464
Health Care Equipment & Supplies–1.66%
†Align Technology	500	305,500
Cooper	500	198,135
DENTSPLY SIRONA	3,200	202,432
Hill-Rom Holdings	8,100	920,079
†Hologic	4,390	292,901
Medtronic	19,420	2,410,605
†SmileDirectClub	38,400	333,312
Teleflex	600	241,074
Zimmer Biomet Holdings	42,258	6,795,931
		11,699,969
Health Care Providers & Services–4.42%
AmerisourceBergen	44,719	5,119,878
Anthem	5,370	2,050,266
Cardinal Health	9,500	542,355
†Centene	6,560	478,421
Cigna	2,700	640,089
†DaVita	2,500	301,075
HCA Healthcare	2,630	543,726
†Henry Schein	49,757	3,691,472
Humana	3,841	1,700,488
†Laboratory Corp of America Holdings	28,560	7,878,276
McKesson	5,557	1,062,721
†Molina Healthcare	1,400	354,284

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–5

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services (continued)
Premier Class A	9,900	$ 344,421
UnitedHealth Group	3,060	1,225,346
Universal Health Services Class B	35,488	5,196,508
		31,129,326
Health Care Technology–0.11%
Cerner	10,340	808,174
		808,174
Hotels, Restaurants & Leisure–1.34%
†Chipotle Mexican Grill	500	775,170
Darden Restaurants	18,640	2,721,254
†Expedia Group	19,700	3,225,087
†Las Vegas Sands	3,480	183,361
MGM Resorts International	12,000	511,800
†Six Flags Entertainment	13,100	566,968
Travel + Leisure Co	24,320	1,445,824
		9,429,464
Household Durables–1.84%
Garmin	2,900	419,456
†Mohawk Industries	23,170	4,453,042
Newell Brands	252,353	6,932,137
PulteGroup	9,230	503,681
Tempur Sealy International	1,600	62,704
Whirlpool	2,840	619,177
		12,990,197
Household Products–0.69%
Energizer Holdings	55,945	2,404,516
Procter & Gamble	12,550	1,693,371
Spectrum Brands Holdings	8,670	737,297
		4,835,184
Independent Power and Renewable Electricity Producers–0.29%
AES	49,500	1,290,465
Vistra	41,800	775,390
		2,065,855
Industrial Conglomerates–0.92%
Carlisle	33,850	6,478,213
		6,478,213
Insurance–4.47%
†Alleghany	3,969	2,647,601
American Financial Group	1,645	205,164
†Arch Capital Group	62,821	2,446,250
Assurant	640	99,955
Assured Guaranty	4,870	231,228
†Athene Holding Class A	5,300	357,750
Axis Capital Holdings	1,900	93,119
Chubb	3,170	503,840
Everest Re Group	1,550	390,615
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
Fidelity National Financial	8,450	$ 367,237
First American Financial	4,075	254,076
Hanover Insurance Group	410	55,612
Hartford Financial Services Group	74,354	4,607,717
Loews	126,017	6,886,829
Marsh & McLennan	16,676	2,345,980
MetLife	5,040	301,644
Progressive	38,698	3,800,531
Prudential Financial	8,190	839,229
Reinsurance Group of America	750	85,500
RenaissanceRe Holdings	12,185	1,813,372
W R Berkley	42,674	3,176,226
		31,509,475
Interactive Media & Services–1.32%
†Alphabet Class A	630	1,538,328
†Alphabet Class C	615	1,541,387
†Bumble Class A	12,072	695,347
†IAC/InterActiveCorp	22,175	3,418,720
†Match Group	3,488	562,440
†Pinterest Class A	6,000	473,700
†Twitter	7,550	519,515
†Vimeo	2,741	134,309
†Zillow Group Class C	3,330	406,993
		9,290,739
IT Services–0.68%
†DXC Technology	36,230	1,410,796
Fidelity National Information Services	3,514	497,829
†Fiserv	4,100	438,249
†FleetCor Technologies	3,170	811,710
Global Payments	1,697	318,255
†Globant	700	153,426
†GoDaddy Class A	3,100	269,576
Mastercard Class A	950	346,836
†MongoDB	200	72,304
†StoneCo Class A	600	40,236
†Twilio Class A	1,100	433,576
		4,792,793
Leisure Products–0.16%
Brunswick	5,970	594,731
Hasbro	1,600	151,232
†Mattel	8,000	160,800
Polaris	1,700	232,832
		1,139,595
Life Sciences Tools & Services–0.69%
†10X Genomics Class A	1,700	332,894
Agilent Technologies	18,820	2,781,784
†Bio-Rad Laboratories Class A	375	241,609

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–6

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Life Sciences Tools & Services (continued)
Bio-Techne	275	$ 123,821
†Charles River Laboratories International	1,375	508,640
†IQVIA Holdings	1,850	448,292
†QIAGEN	3,800	183,844
†Repligen	1,100	219,582
		4,840,466
Machinery–4.96%
AGCO	4,410	574,976
Crane	5,170	477,553
Deere & Co.	2,070	730,110
IDEX	20,936	4,606,967
†Ingersoll Rand	7,315	357,045
ITT	60,171	5,511,062
Lincoln Electric Holdings	39,722	5,231,785
†Middleby	26,539	4,598,147
PACCAR	9,200	821,100
Parker-Hannifin	3,450	1,059,529
Snap-on	21,613	4,828,992
Timken	69,409	5,593,671
Toro	3,500	384,580
Westinghouse Air Brake Technologies	1,800	148,140
		34,923,657
Media–2.52%
†Charter Communications Class A	1,800	1,298,610
Comcast Class A	14,410	821,658
†Discovery Class C	10,400	301,392
Fox Class B	19,360	681,472
†Liberty Broadband Class C	42,847	7,440,810
†Liberty Media-Liberty SiriusXM Class C	133,346	6,185,921
Nexstar Media Group Class A	3,560	526,453
Omnicom Group	5,930	474,341
		17,730,657
Metals & Mining–0.82%
Freeport-McMoRan	135,991	5,046,626
Newmont	2,275	144,189
Nucor	1,400	134,302
Reliance Steel & Aluminum	950	143,355
Steel Dynamics	4,640	276,544
		5,745,016
Mortgage Real Estate Investment Trusts (REITs)–0.06%
New Residential Investment	28,400	300,756
Starwood Property Trust	4,400	115,148
		415,904
Multiline Retail–0.77%
Dollar General	450	97,375
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Multiline Retail (continued)
Kohl's	70,872	$ 3,905,756
Target	5,870	1,419,014
		5,422,145
Multi-Utilities–2.31%
CenterPoint Energy	2,370	58,112
CMS Energy	94,866	5,604,683
Dominion Energy	16,900	1,243,333
DTE Energy	1,700	220,320
MDU Resources Group	14,100	441,894
Sempra Energy	24,383	3,230,260
WEC Energy Group	61,466	5,467,401
		16,266,003
Oil, Gas & Consumable Fuels–3.78%
Cabot Oil & Gas	271,849	4,746,484
†Cheniere Energy	14,070	1,220,432
Chevron	4,690	491,231
Cimarex Energy	22,120	1,602,594
Devon Energy	8,400	245,196
Diamondback Energy	68,944	6,473,152
EOG Resources	8,000	667,520
†EQT	108,009	2,404,280
Exxon Mobil	15,270	963,232
Kinder Morgan	37,940	691,646
Marathon Petroleum	15,500	936,510
Pioneer Natural Resources	1,700	276,284
Targa Resources	8,400	373,380
Valero Energy	1,530	119,462
Williams	204,020	5,416,731
		26,628,134
Personal Products–0.04%
†Herbalife Nutrition	5,400	284,742
		284,742
Pharmaceuticals–1.20%
Bristol-Myers Squibb	29,200	1,951,144
†Elanco Animal Health	7,100	246,299
†Jazz Pharmaceuticals	19,739	3,506,436
Johnson & Johnson	4,640	764,394
†Nektar Therapeutics	7,000	120,120
Perrigo	2,900	132,965
Pfizer	38,790	1,519,016
Viatris	12,800	182,912
		8,423,286
Professional Services–0.92%
†CoStar Group	7,000	579,740
IHS Markit	1,700	191,522
Leidos Holdings	39,826	4,026,409
ManpowerGroup	7,900	939,389
Nielsen Holdings	4,100	101,147

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–7

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Professional Services (continued)
Science Applications International	4,900	$ 429,877
TransUnion	1,700	186,677
		6,454,761
Real Estate Management & Development–0.86%
†CBRE Group Class A	70,299	6,026,733
		6,026,733
Road & Rail–0.28%
CSX	34,560	1,108,685
Landstar System	1,160	183,303
Old Dominion Freight Line	2,260	573,588
Schneider National Class B	5,000	108,850
		1,974,426
Semiconductors & Semiconductor Equipment–1.34%
Analog Devices	29,939	5,154,298
†Cirrus Logic	1,800	153,216
†Enphase Energy	1,700	312,171
Intel	12,710	713,539
Lam Research	3,495	2,274,197
†Qorvo	4,100	802,165
		9,409,586
Software–2.81%
†Anaplan	6,000	319,800
†Avalara	1,700	275,060
†Bill.Com Holdings	800	146,544
†Black Knight	1,821	142,002
†C3.ai Class A	3,300	206,349
†Cadence Design Systems	1,700	232,594
†Crowdstrike Holdings Class A	400	100,524
†Dropbox Class A	7,480	226,719
†Elastic	2,200	320,672
†Five9	2,100	385,119
†HubSpot	1,000	582,720
Intuit	1,050	514,678
†Medallia	8,300	280,125
Microsoft	5,670	1,536,003
†New Relic	4,000	267,880
NortonLifeLock	205,418	5,591,478
†Nuance Communications	15,300	832,932
Oracle	12,130	944,199
†Palo Alto Networks	1,775	658,614
†Qualtrics International Class A	17,480	668,610
†Smartsheet Class A	9,400	679,808
†SolarWinds	20,000	337,800
†Synopsys	10,693	2,949,022
†Trade Desk Class A	7,800	603,408
†UiPath Class A	1,698	115,345
†Workday Class A	1,690	403,471
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Zendesk	3,400	$ 490,756
		19,812,232
Specialty Retail–3.10%
Advance Auto Parts	2,450	502,593
†AutoNation	5,800	549,898
†AutoZone	4,635	6,916,440
Best Buy	48,069	5,526,974
†Burlington Stores	375	120,746
Dick's Sporting Goods	2,350	235,446
†Five Below	900	173,943
†Floor & Decor Holdings Class A	4,600	486,220
Foot Locker	2,600	160,238
Gap	137,331	4,621,188
L Brands	18,680	1,346,081
Lowe's	3,840	744,845
†Ulta Beauty	600	207,462
Williams-Sonoma	1,500	239,475
		21,831,549
Technology Hardware, Storage & Peripherals–0.71%
†Dell Technologies Class C	14,519	1,447,109
Hewlett Packard Enterprise	50,840	741,247
†NCR	23,150	1,055,871
NetApp	9,500	777,290
†Pure Storage Class A	4,500	87,885
Xerox Holdings	37,000	869,130
		4,978,532
Textiles, Apparel & Luxury Goods–1.55%
†Capri Holdings	13,600	777,784
Carter's	40,478	4,176,115
†PVH	3,450	371,185
Ralph Lauren	34,665	4,083,884
†Tapestry	34,075	1,481,581
		10,890,549
Thrifts & Mortgage Finance–0.28%
MGIC Investment	144,544	1,965,798
		1,965,798
Tobacco–0.24%
Altria Group	26,090	1,243,971
Philip Morris International	4,450	441,040
		1,685,011
Trading Companies & Distributors–0.27%
MSC Industrial Direct Class A	7,700	690,921
†United Rentals	1,560	497,656
†Univar Solutions	3,400	82,892
WW Grainger	1,475	646,050
		1,917,519

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–8

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Water Utilities–0.04%
American Water Works	1,200	$ 184,956
Essential Utilities	1,700	77,690
		262,646
Total Common Stock (Cost $430,763,396)		659,757,177

MONEY MARKET FUND–5.94%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 0.03%)	41,891,302	41,891,302
Total Money Market Fund (Cost $41,891,302)		41,891,302
TOTAL INVESTMENTS–99.57% (Cost $472,654,698)	$701,648,479
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.43%	3,030,269
NET ASSETS APPLICABLE TO 33,375,571 SHARES OUTSTANDING–100.00%	$704,678,748
NET ASSET VALUE PER SHARE–LVIP JPMORGAN SELECT MID CAP VALUE MANAGED VOLATILITY FUND STANDARD CLASS ($46,698,017 / 2,193,555 Shares)	$21.289
NET ASSET VALUE PER SHARE–LVIP JPMORGAN SELECT MID CAP VALUE MANAGED VOLATILITY FUND SERVICE CLASS ($657,980,731 / 31,182,016 Shares)	$21.101
COMPONENTS OF NET ASSETS AT JUNE 30, 2021:
Shares of beneficial interest (unlimited authorization–no par)	$430,041,428
Distributable earnings/(accumulated loss)	274,637,320
TOTAL NET ASSETS	$704,678,748

† Non-income producing.
★ Includes $2,351,916 cash collateral held at broker for futures contracts, $38,587 variation margin due from broker on futures contracts, $998,890 payable for securities purchased, $230,936 payable for fund shares redeemed, $55,060 other accrued expenses payable and $560,844 due to manager and affiliates as of June 30, 2021.
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–9

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Statement of Net Assets (continued)
The following futures contracts were outstanding at June 30, 2021:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
2	British Pound	$ 172,562	$ 176,830	9/13/21	$ —	$ (4,268)
2	Euro	296,625	304,993	9/13/21	—	(8,368)
2	Japanese Yen	225,175	228,538	9/13/21	—	(3,363)
					—	(15,999)
Equity Contracts:
11	E-mini Russell 2000 Index	1,269,290	1,277,647	9/17/21	—	(8,357)
61	E-mini S&P 500 Index	13,080,230	12,852,820	9/17/21	227,410	—
92	E-mini S&P MidCap 400 Index	24,770,080	25,038,587	9/17/21	—	(268,507)
7	Euro STOXX 50 Index	336,617	341,057	9/17/21	—	(4,440)
2	FTSE 100 Index	193,122	195,255	9/17/21	—	(2,133)
1	Nikkei 225 Index (OSE)	259,058	261,897	9/9/21	—	(2,839)
					227,410	(286,276)
Total Futures Contracts					$227,410	$(302,275)

[1]	See Note 6 in Notes to Financial Statements.
[2]	Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2021.

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:
FTSE–Financial Times Stock Exchange
IT–Information Technology
OSE–Osaka Securities Exchange
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–10

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Statement of Operations
Six Months Ended June 30, 2021 (unaudited)
INVESTMENT INCOME:
Dividends	$ 5,829,797
Interest	4,314
Foreign taxes withheld	(2,682)
5,831,429
EXPENSES:
Management fees	2,447,903
Distribution fees-Service Class	822,049
Shareholder servicing fees	101,913
Accounting and administration expenses	89,868
Professional fees	20,341
Custodian fees	8,155
Trustees’ fees and expenses	7,585
Reports and statements to shareholders	6,813
Pricing fees	3,901
Consulting fees	1,641
Other	7,604
3,517,773
Less:
Management fees waived	(17,571)
Total operating expenses	3,500,202
NET INVESTMENT INCOME	2,331,227
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Investments	67,923,217
Futures contracts	6,850,930
Net realized gain	74,774,147
Net change in unrealized appreciation (depreciation) of:
Investments	55,241,475
Foreign currencies	(541)
Futures contracts	(994,376)
Net change in unrealized appreciation (depreciation)	54,246,558
NET REALIZED AND UNREALIZED GAIN	129,020,705
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$131,351,932
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/21 (unaudited)	Year Ended 12/31/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 2,331,227	$ 5,587,995
Net realized gain (loss)	74,774,147	(4,275,651)
Net change in unrealized appreciation (depreciation)	54,246,558	15,070,568
Net increase in net assets resulting from operations	131,351,932	16,382,912
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(425,893)
Service Class	—	(5,085,068)
Return of capital:
Standard Class	—	(20,437)
Service Class	—	(244,018)
	—	(5,775,416)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	3,650,174	5,600,971
Service Class	10,484,335	55,789,679
Reinvestment of dividends and distributions:
Standard Class	—	446,330
Service Class	—	5,329,086
	14,134,509	67,166,066
Cost of shares redeemed:
Standard Class	(7,223,927)	(3,749,987)
Service Class	(105,038,167)	(82,123,765)
	(112,262,094)	(85,873,752)
Decrease in net assets derived from capital share transactions	(98,127,585)	(18,707,686)
NET INCREASE (DECREASE) IN NET ASSETS	33,224,347	(8,100,190)
NET ASSETS:
Beginning of period	671,454,401	679,554,591
End of period	$ 704,678,748	$671,454,401
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–11

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund Standard Class
	Six Months Ended 6/30/21[1] (unaudited)	Year Ended
		12/31/20 [2]	12/31/19	12/31/18	12/31/17	12/31/16 [3]
Net asset value, beginning of period	$ 17.640	$ 17.492	$ 15.396	$ 17.735	$ 15.618	$ 14.299
Income (loss) from investment operations:
Net investment income[4]	0.089	0.178	0.207	0.217	0.164	0.138
Net realized and unrealized gain (loss)	3.560	0.160	2.271	(2.311)	2.129	1.294
Total from investment operations	3.649	0.338	2.478	(2.094)	2.293	1.432
Less dividends and distributions from:
Net investment income	—	(0.181)	(0.208)	(0.245)	(0.176)	(0.113)
Net realized gain	—	—	(0.172)	—	—	—
Return of capital	—	(0.009)	(0.002)	—	—	—
Total dividends and distributions	—	(0.190)	(0.382)	(0.245)	(0.176)	(0.113)
Net asset value, end of period	$ 21.289	$ 17.640	$ 17.492	$ 15.396	$ 17.735	$ 15.618
Total return[5]	20.69%	1.95%	16.16%	(11.80%)	14.69%	10.01%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 46,698	$41,887	$ 38,767	$ 33,519	$ 41,504	$ 36,086
Ratio of expenses to average net assets	0.76%	0.79%	0.78%	0.78%	0.77%	0.78%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.77%	0.79%	0.78%	0.78%	0.77%	0.78%
Ratio of net investment income to average net assets	0.89%	1.14%	1.24%	1.24%	0.99%	0.94%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.88%	1.14%	1.24%	1.24%	0.99%	0.94%
Portfolio turnover	21%	48%	35%	35%	31%	77%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.
[3]	Effective May 1, 2016, SSGA Funds Management, Inc. was responsible for the day-to-day management of the Fund’s volatility management overlay, replacing Lincoln Investment Advisors Corporation.
[4]	The average shares outstanding method has been applied for per share information.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–12

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund Service Class
	Six Months Ended 6/30/21[1] (unaudited)	Year Ended
		12/31/20 [2]	12/31/19	12/31/18	12/31/17	12/31/16 [3]
Net asset value, beginning of period	$ 17.507	$ 17.363	$ 15.287	$ 17.605	$ 15.507	$ 14.202
Income (loss) from investment operations:
Net investment income[4]	0.064	0.138	0.164	0.172	0.121	0.101
Net realized and unrealized gain (loss)	3.530	0.155	2.252	(2.289)	2.112	1.280
Total from investment operations	3.594	0.293	2.416	(2.117)	2.233	1.381
Less dividends and distributions from:
Net investment income	—	(0.142)	(0.166)	(0.201)	(0.135)	(0.076)
Net realized gain	—	—	(0.172)	—	—	—
Return of capital	—	(0.007)	(0.002)	—	—	—
Total dividends and distributions	—	(0.149)	(0.340)	(0.201)	(0.135)	(0.076)
Net asset value, end of period	$ 21.101	$ 17.507	$ 17.363	$ 15.287	$ 17.605	$ 15.507
Total return[5]	20.53%	1.70%	15.87%	(12.02%)	14.41%	9.72%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$657,981	$629,567	$640,788	$ 576,684	$668,694	$568,907
Ratio of expenses to average net assets	1.01%	1.04%	1.03%	1.03%	1.02%	1.03%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.02%	1.04%	1.03%	1.03%	1.02%	1.03%
Ratio of net investment income to average net assets	0.64%	0.89%	0.99%	0.99%	0.74%	0.69%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.63%	0.89%	0.99%	0.99%	0.74%	0.69%
Portfolio turnover	21%	48%	35%	35%	31%	77%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.
[3]	Effective May 1, 2016, SSGA Funds Management, Inc. was responsible for the day-to-day management of the Fund’s volatility management overlay, replacing Lincoln Investment Advisors Corporation.
[4]	The average shares outstanding method has been applied for per share information.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–13

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Notes to Financial Statements
June 30, 2021 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 105 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek long-term capital appreciation.
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2021 and for all open tax years (years ended December 31, 2017-December 31, 2020), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2021, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–14

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
 Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.
 In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. Commission rebates are included in “Net realized gain (loss) from investments” on the Statement of Operations and totaled $4,517 for the six months ended June 30, 2021. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-advisers, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 1.05% of the first $60 million of the Fund’s average daily net assets; 0.75% of the next $90 million; and 0.65% of the Fund’s average daily net assets in excess of $150 million.   LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.005% of the Fund's average daily net assets.   This agreement will continue at least through April 30, 2022, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LIAC.   The management fee, net of waivers, is calculated daily and paid monthly.
J.P. Morgan Investment Management, Inc. (“JPMorgan”) is responsible for managing the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays JPMorgan a fee based on the Fund’s average daily net assets.
Schroder Investment Management North America Inc. (“Sub-Adviser”) and Schroder Investment Management North America Limited (“Sub-Sub-Adviser”) are responsible for managing the Fund's volatility management overlay. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets. The Sub-Adviser pays the Sub-Sub-Adviser directly for services performed.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2021, costs for these administrative and legal services were as follows:
Administrative	$20,998
Legal	3,339
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $2,609 for the six months ended June 30, 2021.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–15

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
At June 30, 2021, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LIAC	$404,591
Distribution fees payable to LFD	136,673
Printing and mailing fees payable to Lincoln Life	2,609
Shareholder servicing fees payable to Lincoln Life	16,971
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2021, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$136,739,706
Sales	233,775,563
At June 30, 2021, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2021, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$472,932,742
Aggregate unrealized appreciation of investments and derivatives	$230,923,616
Aggregate unrealized depreciation of investments and derivatives	(2,282,744)
Net unrealized appreciation of investments and derivatives	$228,640,872
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2021.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–16

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$659,757,177	$—	$—	$659,757,177
Money Market Fund	41,891,302	—	—	41,891,302
Total Investments	$701,648,479	$—	$—	$701,648,479
Derivatives:

Assets:
Futures Contract	$ 227,410	$—	$—	$ 227,410
Liabilities:
Futures Contracts	$(302,275)	$—	$—	$(302,275)
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/21	12/31/20
Shares sold:
Standard Class	176,689	371,664
Service Class	516,569	3,852,029
Shares reinvested:
Standard Class	—	25,651
Service Class	—	308,593
	693,258	4,557,937
Shares redeemed:
Standard Class	(357,671)	(239,075)
Service Class	(5,296,237)	(5,103,508)
	(5,653,908)	(5,342,583)
Net decrease	(4,960,650)	(784,646)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $300,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 16, 2022.
The Fund had no amounts outstanding as of June 30, 2021, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–17

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2021, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; to hedge currency risks associated with the Fund's investments and as a cash management tool.
Fair values of derivative instruments as of June 30, 2021 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$227,410	Receivables and other assets net of liabilities	$(286,276)
Futures contracts (Currency contracts)	Receivables and other assets net of liabilities	—	Receivables and other assets net of liabilities	(15,999)
Total		$227,410		$(302,275)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2021 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$6,853,681	$(970,698)
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(2,751)	(23,678)
Total		$6,850,930	$(994,376)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2021.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$38,664,187	$—
7. Risk Factors
The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.
The Fund may invest in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2021. The Fund's REIT holdings may also be affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–18

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Notes to Financial Statements (continued)
 7. Risk Factors (continued)
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–19

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 8-9, 2021, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2020 through December 31, 2020. During the period covered by the report, there was one liquidity event due to an extended Taiwanese foreign holiday in February 2020 that caused the LVIP SSGA Emerging Markets Equity Index Fund to classify its Taiwanese securities as illiquid for one day, which caused the Fund to exceed the 15% limit on illiquid securities on that day. The LVIP SSGA Emerging Markets Equity Index Fund was under the 15% limitation the following business day, and there was no impact on the Fund ability to timely meet redemptions. There were no additional liquidity events that impacted the Fund or its respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–20

LVIP Loomis Sayles Global Growth Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2021

LVIP Loomis Sayles Global Growth Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Loomis Sayles Global Growth Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2021 to June 30, 2021
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021 to June 30, 2021.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect expense reimbursements in effect.
Expense Analysis of an Investment of $1,000
	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Annualized Expense Ratio	Expenses Paid During Period 1/1/21 to 6/30/21*
Actual
Standard Class Shares	$1,000.00	$1,101.80	0.77%	$4.01
Service Class Shares	1,000.00	1,099.80	1.12%	5.83
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.00	0.77%	$3.86
Service Class Shares	1,000.00	1,019.20	1.12%	5.61

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Loomis Sayles Global Growth Fund–1

LVIP Loomis Sayles Global Growth Fund
Security Type/Country and Sector Allocations and Top 10 Equity Holdings (unaudited)
As of June 30, 2021
Security Type/Country	Percentage of Net Assets
Common Stock	99.13%
Argentina	5.92%
Brazil	1.85%
China	13.03%
Denmark	1.02%
France	0.81%
Japan	2.00%
Netherlands	6.31%
Switzerland	11.45%
United Kingdom	4.39%
United States	52.35%
Money Market Fund	0.67%
Total Investments	99.80%
Receivables and Other Assets Net of Liabilities	0.20%
Total Net Assets	100.00%
Sector designations may be different than the sector designations presented in other Fund materials.
Sector	Percentage of Net Assets
Aerospace & Defense	4.31%
Air Freight & Logistics	1.00%
Beverages	2.23%
Biotechnology	5.06%
Capital Markets	0.97%
Energy Equipment & Services	1.23%
Food Products	1.67%
Hotels, Restaurants & Leisure	3.40%
Household Products	2.05%
Interactive Media & Services	15.80%
Internet & Direct Marketing Retail	18.04%
IT Services	8.09%
Machinery	5.35%
Personal Products	1.39%
Pharmaceuticals	8.47%
Professional Services	2.16%
Semiconductors & Semiconductor Equipment	4.02%
Software	12.25%
Textiles, Apparel & Luxury Goods	1.64%
Total	99.13%
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
Amazon.com	6.79%
MercadoLibre	5.92%
Alphabet Class A	5.23%
Facebook Class A	5.15%
Boeing	4.31%
Novartis	4.17%
Adyen	4.12%
Oracle	4.01%
Visa Class A	3.97%
Microsoft	3.73%
Total	47.40%

IT–Information Technology
LVIP Loomis Sayles Global Growth Fund–2

LVIP Loomis Sayles Global Growth Fund
Statement of Net Assets
June 30, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–99.13%
Argentina–5.92%
†MercadoLibre	14,012	$ 21,827,753
		21,827,753
Brazil–1.85%
Ambev ADR	1,978,430	6,805,799
		6,805,799
China–13.03%
†Alibaba Group Holding ADR	60,189	13,649,661
†Baidu ADR	40,149	8,186,381
Budweiser Brewing	446,613	1,409,273
Tencent Holdings	157,300	11,831,485
†Trip.com Group ADR	168,486	5,974,514
Yum China Holdings	104,831	6,945,054
		47,996,368
Denmark–1.02%
Novo Nordisk Class B	44,864	3,758,668
		3,758,668
France–0.81%
†Sodexo	32,059	2,991,699
		2,991,699
Japan–2.00%
Fanuc	30,600	7,380,413
		7,380,413
Netherlands–6.31%
†Adyen	6,211	15,174,952
NXP Semiconductors	39,249	8,074,304
		23,249,256
Switzerland–11.45%
†CRISPR Therapeutics	52,936	8,569,809
Nestle	49,488	6,162,667
Novartis	168,768	15,380,187
Roche Holding	32,030	12,065,989
		42,178,652
United Kingdom–4.39%
Experian	206,383	7,953,740
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
United Kingdom (continued)
Reckitt Benckiser Group	34,747	$ 3,074,752
Unilever	87,731	5,135,295
		16,163,787
United States–52.35%
†Alnylam Pharmaceuticals	50,800	8,611,616
†Alphabet Class A	7,884	19,251,072
†Amazon.com	7,267	24,999,643
†Autodesk	19,900	5,808,810
†Boeing	66,280	15,878,037
Colgate-Palmolive	54,884	4,464,813
Core Laboratories	10,408	405,392
Deere & Co.	34,910	12,313,106
Expeditors International of Washington	29,058	3,678,743
†Facebook Class A	54,520	18,957,149
Microsoft	50,707	13,736,526
Oracle	189,670	14,763,913
QUALCOMM	47,033	6,722,427
†salesforce.com	44,329	10,828,245
Schlumberger	129,395	4,141,934
SEI Investments	57,786	3,580,998
†Under Armour Class A	285,120	6,030,288
†Vertex Pharmaceuticals	7,278	1,467,463
Visa Class A	62,601	14,637,366
Yum! Brands	22,590	2,598,528
		192,876,069
Total Common Stock (Cost $238,877,681)		365,228,464

MONEY MARKET FUND–0.67%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 0.03%)	2,447,810	2,447,810
Total Money Market Fund (Cost $2,447,810)		2,447,810

TOTAL INVESTMENTS–99.80% (Cost $241,325,491)	367,676,274
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.20%	742,842
NET ASSETS APPLICABLE TO 21,252,280 SHARES OUTSTANDING–100.00%	$368,419,116
NET ASSET VALUE PER SHARE–LVIP LOOMIS SAYLES GLOBAL GROWTH FUND STANDARD CLASS ($365,314,267 / 21,071,832 Shares)	$17.337
NET ASSET VALUE PER SHARE–LVIP LOOMIS SAYLES GLOBAL GROWTH FUND SERVICE CLASS ($3,104,849 / 180,448 Shares)	$17.206
LVIP Loomis Sayles Global Growth Fund–3

LVIP Loomis Sayles Global Growth Fund
Statement of Net Assets (continued)
COMPONENTS OF NET ASSETS AT JUNE 30, 2021:
Shares of beneficial interest (unlimited authorization–no par)	$229,607,556
Distributable earnings/(accumulated loss)	138,811,560
TOTAL NET ASSETS	$368,419,116

† Non-income producing.
★ Includes $220 expense reimbursement receivable from Lincoln Investment Advisors Corporation, $580,469 payable for securities purchased, $544,588 payable for fund shares redeemed, $48,458 other accrued expenses payable and $214,821 due to manager and affiliates as of June 30, 2021.

Summary of Abbreviations:
ADR–American Depositary Receipt
See accompanying notes, which are an integral part of the financial statements.
LVIP Loomis Sayles Global Growth Fund–4

LVIP Loomis Sayles Global Growth Fund
Statement of Operations
Six Months Ended June 30, 2021 (unaudited)
INVESTMENT INCOME:
Dividends	$ 1,957,610
Interest	841
Foreign taxes withheld	(163,501)
1,794,950
EXPENSES:
Management fees	1,173,428
Shareholder servicing fees	50,043
Accounting and administration expenses	40,738
Custodian fees	19,396
Professional fees	17,602
Pricing fees	11,196
Distribution fees-Service Class	5,930
Trustees’ fees and expenses	3,850
Reports and statements to shareholders	3,720
Consulting fees	1,204
Other	4,444
1,331,551
Less:
Expenses reimbursed	(2,048)
Plus:
Recoupment of prior expenses reduced by the Advisor	5,161
Total operating expenses	1,334,664
NET INVESTMENT INCOME	460,286
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	14,292,754
Foreign currencies	(7,488)
Net realized gain	14,285,266
Net change in unrealized appreciation (depreciation) of:
Investments	20,241,705
Foreign currencies	(10,546)
Net change in unrealized appreciation (depreciation)	20,231,159
NET REALIZED AND UNREALIZED GAIN	34,516,425
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$34,976,711
See accompanying notes, which are an integral part of the financial statements.
LVIP Loomis Sayles Global Growth Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/21 (unaudited)	Year Ended 12/31/20
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 460,286	$ 611,273
Net realized gain	14,285,266	11,753,008
Net change in unrealized appreciation (depreciation)	20,231,159	87,668,578
Net increase in net assets resulting from operations	34,976,711	100,032,859
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(14,964,934)
Service Class	—	(132,572)
	—	(15,097,506)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	25,352,068	23,202,888
Service Class	1,259,296	2,718,850
Reinvestment of dividends and distributions:
Standard Class	—	14,964,934
Service Class	—	132,572
	26,611,364	41,019,244
Cost of shares redeemed:
Standard Class	(35,077,340)	(140,956,734)
Service Class	(1,650,591)	(717,300)
	(36,727,931)	(141,674,034)
Decrease in net assets derived from capital share transactions	(10,116,567)	(100,654,790)
NET INCREASE (DECREASE) IN NET ASSETS	24,860,144	(15,719,437)
NET ASSETS:
Beginning of period	343,558,972	359,278,409
End of period	$368,419,116	$ 343,558,972
See accompanying notes, which are an integral part of the financial statements.
LVIP Loomis Sayles Global Growth Fund–5

LVIP Loomis Sayles Global Growth Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Loomis Sayles Global Growth Fund Standard Class
	Six Months Ended 6/30/21[1] (unaudited)	Year Ended		5/1/18 to 12/31/18[2]
		12/31/20	12/31/19
Net asset value, beginning of period	$ 15.735	$ 12.220	$ 9.370	$ 10.000
Income (loss) from investment operations:
Net investment income[3]	0.022	0.024	0.061	0.033
Net realized and unrealized gain (loss)	1.580	4.207	2.806	(0.643)
Total from investment operations	1.602	4.231	2.867	(0.610)
Less dividends and distributions from:
Net investment income	—	(0.040)	(0.014)	(0.020)
Net realized gain	—	(0.676)	(0.003)	—
Total dividends and distributions	—	(0.716)	(0.017)	(0.020)
Net asset value, end of period	$ 17.337	$ 15.735	$ 12.220	$ 9.370
Total return[4]	10.18%	34.77%	30.61%	(6.11%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$365,314	$340,368	$358,653	$ 27,614
Ratio of expenses to average net assets[5]	0.77%	0.77%	0.77%	0.77%
Ratio of expenses to average net assets prior to expenses waived/reimbursed/recouped	0.77%	0.77%	0.86%	1.01%
Ratio of net investment income to average net assets[5]	0.27%	0.18%	0.54%	0.48%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed/recouped	0.27%	0.18%	0.45%	0.24%
Portfolio turnover	10%	26%	23%	12%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements/recoupments by the manager. Performance would have been lower had the waivers/reimbursements/recoupments not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	The Fund recouped previously waived expenses during the Year ended December 31, 2020, which increased the Ratio of expenses to average net assets and decreased Ratio of net investment income to average net assets by 0.00%.
See accompanying notes, which are an integral part of the financial statements.
LVIP Loomis Sayles Global Growth Fund–6

LVIP Loomis Sayles Global Growth Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Loomis Sayles Global Growth Fund Service Class
	Six Months Ended 6/30/21[1] (unaudited)	Year Ended		5/1/18 to 12/31/18[2]
		12/31/20	12/31/19
Net asset value, beginning of period	$ 15.644	$ 12.174	$ 9.363	$ 10.000
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.006)	(0.023)	0.021	0.009
Net realized and unrealized gain (loss)	1.568	4.183	2.801	(0.641)
Total from investment operations	1.562	4.160	2.822	(0.632)
Less dividends and distributions from:
Net investment income	—	(0.014)	(0.008)	(0.005)
Net realized gain	—	(0.676)	(0.003)	—
Total dividends and distributions	—	(0.690)	(0.011)	(0.005)
Net asset value, end of period	$ 17.206	$ 15.644	$ 12.174	$ 9.363
Total return[4]	9.98%	34.32%	30.14%	(6.32%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 3,105	$ 3,191	$ 626	$ 73
Ratio of expenses to average net assets[5]	1.12%	1.12%	1.12%	1.12%
Ratio of expenses to average net assets prior to expenses waived/reimbursed/recouped	1.12%	1.12%	1.21%	1.36%
Ratio of net investment income (loss) to average net assets[5]	(0.08%)	(0.17%)	0.19%	0.13%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed/recouped	(0.08%)	(0.17%)	0.10%	(0.11%)
Portfolio turnover	10%	26%	23%	12%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements/recoupments by the manager. Performance would have been lower had the waivers/reimbursements/recoupments not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	The Fund recouped previously waived expenses during the Year ended December 31, 2020, which increased the Ratio of expenses to average net assets and decreased Ratio of net investment income to average net assets by 0.00%.
See accompanying notes, which are an integral part of the financial statements.
LVIP Loomis Sayles Global Growth Fund–7

LVIP Loomis Sayles Global Growth Fund
Notes to Financial Statements
June 30, 2021 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 105 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Loomis Sayles Global Growth Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek to provide investment results over a full market cycle that, before fees and expenses, are superior to an index that tracks global equities.
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2021, and for all open tax years (years ended December 31, 2018-December 31, 2020), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2021, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
LVIP Loomis Sayles Global Growth Fund–8

LVIP Loomis Sayles Global Growth Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. Commission rebates are included in “Net realized gain (loss) from investments” on the Statement of Operations and totaled $1,828 for the six months ended June 30, 2021. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.68% of the Fund's average daily net assets.   The management fee is calculated daily and paid monthly.
LIAC has contractually agreed to reimburse the Fund to the extent that the Fund's Operating Expenses exceed 0.77% of the average daily net assets for the Standard Class and 1.12% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue through at least April 30, 2022, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.
LIAC retains the right to receive reimbursements of excess amounts waived or paid by LIAC under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LIAC and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the period ended June 30, 2021, LIAC has recouped $5,161 in previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2022	2023	Total
LIAC	$ 252	$ 32,159	$ 32,411
Loomis, Sayles & Company, L.P. (’’Loomis Sayles’’) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays Loomis Sayles a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2021, costs for these administrative and legal services were as follows:
Administrative	$10,296
Legal	1,637
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The
LVIP Loomis Sayles Global Growth Fund–9

LVIP Loomis Sayles Global Growth Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2021, the Funds had expense reimbursement receivable due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LIAC	$ 220
Management fees payable to LIAC	203,888
Distribution fees payable to LFD	1,001
Printing and mailing fees payable to Lincoln Life	1,237
Shareholder servicing fees payable to Lincoln Life	8,695
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2021, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$35,633,389
Sales	45,656,115
At June 30, 2021, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2021, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$241,325,491
Aggregate unrealized appreciation of investments	$127,098,130
Aggregate unrealized depreciation of investments	(747,347)
Net unrealized appreciation of investments	$126,350,783
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2021.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP Loomis Sayles Global Growth Fund–10

LVIP Loomis Sayles Global Growth Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Argentina	$ 21,827,753	$—	$—	$ 21,827,753
Brazil	6,805,799	—	—	6,805,799
China	47,996,368	—	—	47,996,368
Denmark	3,758,668	—	—	3,758,668
France	2,991,699	—	—	2,991,699
Japan	7,380,413	—	—	7,380,413
Netherlands	23,249,256	—	—	23,249,256
Switzerland	42,178,652	—	—	42,178,652
United Kingdom	16,163,787	—	—	16,163,787
United States	192,876,069	—	—	192,876,069
Money Market Fund	2,447,810	—	—	2,447,810
Total Investments	$367,676,274	$—	$—	$367,676,274
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/21	12/31/20
Shares sold:
Standard Class	1,542,904	2,072,750
Service Class	77,444	193,861
Shares reinvested:
Standard Class	—	973,282
Service Class	—	8,657
	1,620,348	3,248,550
Shares redeemed:
Standard Class	(2,101,835)	(10,766,002)
Service Class	(100,959)	(49,956)
	(2,202,794)	(10,815,958)
Net decrease	(582,446)	(7,567,408)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $300,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 16, 2022.
The Fund had no amounts outstanding as of June 30, 2021, or at any time during the period then ended.
6. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
LVIP Loomis Sayles Global Growth Fund–11

LVIP Loomis Sayles Global Growth Fund
Notes to Financial Statements (continued)
 6. Risk Factors (continued)
Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities.   Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
The Fund currently invests a significant portion of its assets in companies located in China, and therefore the Fund has more exposure to the risks specific to China. China is a developing market and may be subject to considerable degrees of economic, political and social instability. In the past couple of decades, the Chinese government has reformed economic and market practices and expanded the sphere of private ownership in China. Nevertheless, in general the Chinese markets continue to experience inefficiency, volatility and pricing anomalies that result from government influence, a lack of publicly available information, and/or political and social instability. Internal social unrest or confrontations with neighboring countries could also disrupt economic developments in China. Reduction in spending on Chinese products and services, institutions of tariffs or other trade barriers, or a downturn in any of the economies of China's key trading partners may adversely impact the Chinese economy. In addition, from time to time, China has experienced outbreaks of infectious illnesses, diseases or public health emergencies, and could again in the future. Any of these events could reduce consumer demand and/or economic output, result in closure of markets, impose restrictions on travel or quarantines, and could generally significantly impact the Chinese economy, which would adversely affect the Fund's investments in securities of issuers located in China.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Loomis Sayles Global Growth Fund–12

LVIP Loomis Sayles Global Growth Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 8-9, 2021, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2020 through December 31, 2020. During the period covered by the report, there was one liquidity event due to an extended Taiwanese foreign holiday in February 2020 that caused the LVIP SSGA Emerging Markets Equity Index Fund to classify its Taiwanese securities as illiquid for one day, which caused the Fund to exceed the 15% limit on illiquid securities on that day. The LVIP SSGA Emerging Markets Equity Index Fund was under the 15% limitation the following business day, and there was no impact on the Fund ability to timely meet redemptions. There were no additional liquidity events that impacted the Fund or its respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP Loomis Sayles Global Growth Fund–13

LVIP MFS International Equity Managed Volatility Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2021

LVIP MFS International Equity Managed Volatility Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP MFS International Equity Managed Volatility Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2021 to June 30, 2021
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021 to June 30, 2021.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers and reimbursements in effect.
Expense Analysis of an Investment of $1,000
	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Annualized Expense Ratio	Expenses Paid During Period 1/1/21 to 6/30/21*
Actual
Standard Class Shares	$1,000.00	$1,084.90	0.14%	$0.72
Service Class Shares	1,000.00	1,083.50	0.39%	2.01
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,024.00	0.14%	$0.70
Service Class Shares	1,000.00	1,022.90	0.39%	1.96

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
The Fund operates under a fund of funds structure. The Fund invests substantially all of its assets in other investment companies, including exchange-traded funds (collectively, the “Underlying Funds”). In addition to the Fund's expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in each table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

LVIP MFS International Equity Managed Volatility Fund–1

LVIP MFS International Equity Managed Volatility Fund
Security Type/Sector Allocation (unaudited)
As of June 30, 2021
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Affiliated Investments	94.92%
Investment Companies	94.92%
Equity Fund	9.35%
International Equity Funds	85.57%
Unaffiliated Investment	4.79%
Investment Company	4.79%
Money Market Fund	4.79%
Total Investments	99.71%
Receivables and Other Assets Net of Liabilities	0.29%
Total Net Assets	100.00%
LVIP MFS International Equity Managed Volatility Fund–2

LVIP MFS International Equity Managed Volatility Fund
Schedule of Investments
June 30, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–94.92%
INVESTMENT COMPANIES–94.92%
Equity Fund–9.35%
✧✧Lincoln Variable Insurance Products Trust– LVIP MFS Value Fund	1,171,475	$ 63,759,894
		63,759,894
International Equity Funds–85.57%
✧✧Lincoln Variable Insurance Products Trust– LVIP MFS International Growth Fund	19,380,837	454,926,395
✠MFS® Variable Insurance Trust II–– MFS® VIT II Research International Portfolio	6,587,603	128,524,130
		583,450,525
Total Affiliated Investments (Cost $437,178,889)		647,210,419

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT–4.79%
INVESTMENT COMPANY–4.79%
Money Market Fund–4.79%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.03%)	32,628,022	$ 32,628,022
Total Unaffiliated Investment (Cost $32,628,022)		32,628,022

TOTAL INVESTMENTS–99.71% (Cost $469,806,911)	679,838,441
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.29%	1,996,133
NET ASSETS APPLICABLE TO 49,169,970 SHARES OUTSTANDING–100.00%	$681,834,574

✧✧ Standard Class shares.
✠ Initial Class.

The following futures contracts were outstanding at June 30, 2021:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
66	British Pound	$5,694,562	$5,835,407	9/13/21	$ —	$(140,845)
64	Euro	9,492,000	9,759,769	9/13/21	—	(267,769)
61	Japanese Yen	6,867,837	6,970,402	9/13/21	—	(102,565)
					—	(511,179)
Equity Contracts:
72	E-mini MSCI Emerging Markets Index	4,913,280	4,929,468	9/17/21	—	(16,188)
26	E-mini S&P 500 Index	5,575,180	5,471,822	9/17/21	103,358	—
3	E-mini S&P MidCap 400 Index	807,720	817,671	9/17/21	—	(9,951)
195	Euro STOXX 50 Index	9,377,179	9,500,864	9/17/21	—	(123,685)
59	FTSE 100 Index	5,697,114	5,760,037	9/17/21	—	(62,923)
26	Nikkei 225 Index (OSE)	6,735,497	6,809,320	9/9/21	—	(73,823)
					103,358	(286,570)
Total Futures Contracts					$103,358	$(797,749)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.
LVIP MFS International Equity Managed Volatility Fund–3

LVIP MFS International Equity Managed Volatility Fund
Schedule of Investments (continued)
[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2021. Only current day variation margin is reported on the Statement of Assets and Liabilities.

Summary of Abbreviations:
FTSE–Financial Times Stock Exchange
MSCI–Morgan Stanley Capital International
OSE–Osaka Securities Exchange
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP MFS International Equity Managed Volatility Fund–4

LVIP MFS International Equity Managed Volatility Fund
Statement of Assets and Liabilities
June 30, 2021 (unaudited)
ASSETS:
Affiliated investments, at value	$647,210,419
Unaffiliated investments, at value	32,628,022
Cash collateral held at broker for futures contracts	2,648,515
Receivable for securities sold	109,540
Receivable for fund shares sold	56,339
Expense reimbursement receivable from Lincoln Investment Advisors Corporation	21,235
Prepaid expenses	1,350
Dividends and interest receivable	675
TOTAL ASSETS	682,676,095
LIABILITIES:
Payable for fund shares redeemed	327,648
Variation margin due to broker on futures contracts	239,779
Due to manager and affiliates	237,707
Other accrued expenses payable	36,387
TOTAL LIABILITIES	841,521
TOTAL NET ASSETS	$681,834,574
Affiliated investments, at cost	$437,178,889
Unaffiliated investments, at cost	32,628,022
Standard Class:
Net Assets	$ 15,560
Shares Outstanding	1,119
Net Asset Value Per Share	$ 13.896[1]
Service Class:
Net Assets	$681,819,014
Shares Outstanding	49,168,851
Net Asset Value Per Share	$ 13.867
COMPONENTS OF NET ASSETS AT JUNE 30, 2021:
Shares of beneficial interest (unlimited authorization–no par)	$519,496,779
Distributable earnings/(accumulated loss)	162,337,795
TOTAL NET ASSETS	$681,834,574

[1]	Net Asset Value Per Share does not recalculate exactly, due to rounding.
See accompanying notes, which are an integral part of the financial statements.
LVIP MFS International Equity Managed Volatility Fund–5

LVIP MFS International Equity Managed Volatility Fund
Statement of Operations
Six Months Ended June 30, 2021 (unaudited)
INVESTMENT INCOME:
Dividends from unaffiliated investments	$ 2,075
EXPENSES:
Management fees	2,794,527
Distribution fees-Service Class	821,901
Shareholder servicing fees	95,343
Accounting and administration expenses	54,343
Professional fees	17,636
Trustees’ fees and expenses	7,090
Reports and statements to shareholders	6,344
Custodian fees	4,015
Consulting fees	1,633
Pricing fees	349
Other	3,944
3,807,125
Less:
Management fees waived	(2,350,690)
Expenses reimbursed	(190,697)
Total operating expenses	1,265,738
NET INVESTMENT LOSS	(1,263,663)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Sale of affiliated investments	1,849,931
Futures contracts	4,325,282
Net realized gain	6,175,213
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	49,905,494
Foreign currencies	(2,511)
Futures contracts	(1,503,082)
Net change in unrealized appreciation (depreciation)	48,399,901
NET REALIZED AND UNREALIZED GAIN	54,575,114
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$53,311,451
See accompanying notes, which are an integral part of the financial statements.
LVIP MFS International Equity Managed Volatility Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/21 (unaudited)	Year Ended 12/31/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ (1,263,663)	$ 4,353,250
Net realized gain (loss)	6,175,213	(45,872,522)
Net change in unrealized appreciation (depreciation)	48,399,901	64,186,525
Net increase in net assets resulting from operations	53,311,451	22,667,253
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(437)
Service Class	—	(18,349,958)
	—	(18,350,395)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Service Class	19,851,688	90,439,964
Reinvestment of dividends and distributions:
Standard Class	—	437
Service Class	—	18,349,958
	19,851,688	108,790,359
Cost of shares redeemed:
Service Class	(32,019,963)	(65,686,359)
	(32,019,963)	(65,686,359)
Increase (decrease) in net assets derived from capital share transactions	(12,168,275)	43,104,000
NET INCREASE IN NET ASSETS	41,143,176	47,420,858
NET ASSETS:
Beginning of period	640,691,398	593,270,540
End of period	$681,834,574	$640,691,398
See accompanying notes, which are an integral part of the financial statements.
LVIP MFS International Equity Managed Volatility Fund–6

LVIP MFS International Equity Managed Volatility Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP MFS International Equity Managed Volatility Fund Standard Class
	Six Months Ended 6/30/21[1] (unaudited)	Year Ended
		12/31/20 [2]	12/31/19	12/31/18	12/31/17	12/31/16 [3]
Net asset value, beginning of period	$ 12.809	$ 12.914	$ 10.377	$ 11.545	$ 9.069	$ 9.313
Income (loss) from investment operations:
Net investment income (loss)[4]	(0.008)	0.118	0.175	0.160	0.127	0.129
Net realized and unrealized gain (loss)	1.095	0.177	2.562	(1.109)	2.493	(0.253)
Total from investment operations	1.087	0.295	2.737	(0.949)	2.620	(0.124)
Less dividends and distributions from:
Net investment income	—	(0.149)	(0.200)	(0.219)	(0.144)	(0.120)
Net realized gain	—	(0.251)	—	—	—	—
Total dividends and distributions	—	(0.400)	(0.200)	(0.219)	(0.144)	(0.120)
Net asset value, end of period	$ 13.896	$ 12.809	$ 12.914	$ 10.377	$ 11.545	$ 9.069
Total return[5]	8.49%	2.50%	26.37%	(8.22%)	28.93%	(1.32%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 16	$ 14	$ 14	$ 11	$ 12	$ 9
Ratio of expenses to average net assets[6]	0.14%	0.17%	0.20%	0.20%	0.20%	0.20%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.92%	0.92%	0.92%	0.92%	0.92%	0.92%
Ratio of net investment income (loss) to average net assets	(0.14%) [7]	1.02%	1.48%	1.39%	1.21%	1.40%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.92%) [7]	0.27%	0.76%	0.67%	0.49%	0.68%
Portfolio turnover	3%	15%	5%	3%	8%	35%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.
[3]	Effective May 1, 2016, SSGA Funds Management, Inc. was responsible for the day-to-day management of the Fund’s volatility management overlay, replacing Lincoln Investment Advisors Corporation.
[4]	The average shares outstanding method has been applied for per share information.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[7]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP MFS International Equity Managed Volatility Fund–7

LVIP MFS International Equity Managed Volatility Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP MFS International Equity Managed Volatility Fund Service Class
	Six Months Ended 6/30/21[1] (unaudited)	Year Ended
		12/31/20 [2]	12/31/19	12/31/18	12/31/17	12/31/16 [3]
Net asset value, beginning of period	$ 12.798	$ 12.908	$ 10.376	$ 11.546	$ 9.072	$ 9.315
Income (loss) from investment operations:
Net investment income (loss)[4]	(0.025)	0.089	0.146	0.131	0.101	0.106
Net realized and unrealized gain (loss)	1.094	0.173	2.559	(1.106)	2.491	(0.252)
Total from investment operations	1.069	0.262	2.705	(0.975)	2.592	(0.146)
Less dividends and distributions from:
Net investment income	—	(0.121)	(0.173)	(0.195)	(0.118)	(0.097)
Net realized gain	—	(0.251)	—	—	—	—
Total dividends and distributions	—	(0.372)	(0.173)	(0.195)	(0.118)	(0.097)
Net asset value, end of period	$ 13.867	$ 12.798	$ 12.908	$ 10.376	$ 11.546	$ 9.072
Total return[5]	8.35%	2.24%	26.06%	(8.45%)	28.61%	(1.55%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$681,819	$640,677	$593,257	$420,638	$315,016	$214,744
Ratio of expenses to average net assets[6]	0.39%	0.42%	0.45%	0.45%	0.45%	0.45%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	1.17%	1.17%	1.17%	1.17%	1.17%	1.17%
Ratio of net investment income (loss) to average net assets	(0.39%) [7]	0.77%	1.23%	1.14%	0.96%	1.15%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(1.17%) [7]	0.02%	0.51%	0.42%	0.24%	0.43%
Portfolio turnover	3%	15%	5%	3%	8%	35%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.
[3]	Effective May 1, 2016, SSGA Funds Management, Inc. was responsible for the day-to-day management of the Fund’s volatility management overlay, replacing Lincoln Investment Advisors Corporation.
[4]	The average shares outstanding method has been applied for per share information.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[7]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP MFS International Equity Managed Volatility Fund–8

LVIP MFS International Equity Managed Volatility Fund
Notes to Financial Statements
June 30, 2021 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 105 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP MFS International Equity Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund operates under a fund of fund structure and invests substantially all of its assets in other mutual funds that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or other unaffiliated managers (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign stocks, and money market instruments. In addition to investment company investments, the Fund may invest in individual securities, such as money market instruments, and employs an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility. Financial statements for the Underlying Funds can be found at www.sec.gov.
The Fund’s investment objective is to seek capital appreciation.
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation –The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2021 and for all open tax years (years ended December 31, 2017-December 31, 2020), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During six months ended June 30, 2021, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
LVIP MFS International Equity Managed Volatility Fund–9

LVIP MFS International Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.
 The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
LIAC is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.85% of the Fund's average daily net assets.   LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.715% of the Fund's average daily net assets.   This agreement will continue at least through April 30, 2022, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LIAC.   The management fee, net of waivers, is calculated daily and paid monthly. The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LIAC).
LIAC has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.135% of the Fund’s average daily net assets for the Standard Class and 0.385% for the Service Class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through April 30, 2022, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.
LIAC retains the right to receive reimbursements of excess amounts waived or paid by LIAC under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LIAC and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2021, LIAC has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2022	2023	Total
LIAC	$ 246,324	$ 429,468	$ 675,792
Schroder Investment Management North America Inc. (“Sub-Adviser”) and Schroder Investment Management North America Limited (“Sub-Sub-Adviser”) are responsible for managing the Fund's volatility management overlay. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets. The Sub-Adviser pays the Sub-Sub-Adviser directly for services performed.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2021, costs for these administrative and legal services were as follows:
Administrative	$19,510
Legal	3,103
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $2,406 for the six months ended June 30, 2021.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
LVIP MFS International Equity Managed Volatility Fund–10

LVIP MFS International Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At June 30, 2021, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LIAC	$ 21,235
Management fees payable to LIAC	76,729
Distribution fees payable to LFD	142,089
Printing and mailing fees payable to Lincoln Life	2,406
Shareholder servicing fees payable to Lincoln Life	16,483
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the six months ended June 30, 2021, were as follows:
	Value 12/31/20	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/21	Number of Shares 06/30/21	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-94.92%@
Equity Fund-9.35%@
✧✧LVIP MFS Value Fund	$ 59,331,561	$ 2,489,368	$ 6,940,643	$ 959,723	$ 7,919,885	$ 63,759,894	1,171,475	$—	$—
International Equity Funds-85.57%@
✧✧LVIP MFS International Growth Fund	426,580,410	10,371,186	15,758,900	452,680	33,281,019	454,926,395	19,380,837	—	—
✠MFS® VIT II Research International Portfolio	122,253,319	4,051,413	6,922,720	437,528	8,704,590	128,524,130	6,587,603	—	—
Total	$ 608,165,290	$ 16,911,967	$ 29,622,263	$1,849,931	$ 49,905,494	$ 647,210,419		$ —	$ —

@ As a percentage of Net Assets as of June 30, 2021.
✧✧ Standard Class shares.
✠ Initial Class.
3. Investments
For the six months ended June 30, 2021, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$16,911,967
Sales	29,622,263
At June 30, 2021, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2021, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$469,806,911
Aggregate unrealized appreciation of investments and derivatives	$210,031,530
Aggregate unrealized depreciation of investments and derivatives	—
Net unrealized appreciation of investments and derivatives	$210,031,530
LVIP MFS International Equity Managed Volatility Fund–11

LVIP MFS International Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Assets and Liabilities are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2021.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Companies	$647,210,419	$—	$—	$647,210,419
Unaffiliated Investment Company	32,628,022	—	—	32,628,022
Total Investments	$679,838,441	$—	$—	$679,838,441
Derivatives:
Assets:
Futures Contract	$ 103,358	$—	$—	$ 103,358
Liabilities:
Futures Contracts	$ (797,749)	$—	$—	$ (797,749)
There were no Level 3 investments at the beginning or end of the period.
LVIP MFS International Equity Managed Volatility Fund–12

LVIP MFS International Equity Managed Volatility Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/21	12/31/20
Shares sold:
Standard Class	—	—
Service Class	1,494,152	8,132,285
Shares reinvested:
Standard Class	—	36
Service Class	—	1,531,888
	1,494,152	9,664,209
Shares redeemed:
Standard Class	—	—
Service Class	(2,387,262)	(5,562,962)
	(2,387,262)	(5,562,962)
Net increase (decrease)	(893,110)	4,101,247
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $300,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 16, 2022.
The Fund had no amounts outstanding as of June 30, 2021, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2021, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool and to hedge currency risks associated with the Fund's investments.
Fair values of derivative instruments as of June 30, 2021 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Equity contracts)*	Variation margin due to broker on futures contracts	$103,358	Variation margin due to broker on futures contracts	$(286,570)
Futures contracts (Currency contracts)*	Variation margin due to broker on futures contracts	—	Variation margin due to broker on futures contracts	(511,179)
Total		$103,358		$(797,749)

LVIP MFS International Equity Managed Volatility Fund–13

LVIP MFS International Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
*	Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2021. Only current day variation margin is reported on the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2021 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$3,926,691	$ (767,029)
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	398,591	(736,053)
Total		$4,325,282	$(1,503,082)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2021.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$53,535,621	$—
7. Risk Factors
Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP MFS International Equity Managed Volatility Fund–14

LVIP MFS International Equity Managed Volatility Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 8-9, 2021, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2020 through December 31, 2020. During the period covered by the report, there was one liquidity event due to an extended Taiwanese foreign holiday in February 2020 that caused the LVIP SSGA Emerging Markets Equity Index Fund to classify its Taiwanese securities as illiquid for one day, which caused the Fund to exceed the 15% limit on illiquid securities on that day. The LVIP SSGA Emerging Markets Equity Index Fund was under the 15% limitation the following business day, and there was no impact on the Fund ability to timely meet redemptions. There were no additional liquidity events that impacted the Fund or its respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP MFS International Equity Managed Volatility Fund–15

LVIP MFS International Growth Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2021

LVIP MFS International Growth Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP MFS International Growth Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2021 to June 30, 2021
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021 to June 30, 2021.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers in effect.
Expense Analysis of an Investment of $1,000
	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Annualized Expense Ratio	Expenses Paid During Period 1/1/21 to 6/30/21*
Actual
Standard Class Shares	$1,000.00	$1,079.20	0.78%	$4.02
Service Class Shares	1,000.00	1,077.90	1.03%	5.31
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,020.90	0.78%	$3.91
Service Class Shares	1,000.00	1,019.70	1.03%	5.16

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP MFS International Growth Fund–1

LVIP MFS International Growth Fund
Security Type/Country and Sector Allocations and Top 10 Equity Holdings (unaudited)
As of June 30, 2021
Security Type/Country	Percentage of Net Assets
Common Stock	98.37%
Australia	0.77%
Brazil	0.10%
Canada	8.14%
China	2.22%
Denmark	1.58%
France	18.39%
Germany	9.91%
Hong Kong	4.46%
India	2.30%
Ireland	1.48%
Israel	0.57%
Italy	1.24%
Japan	8.98%
Mexico	0.44%
Netherlands	2.50%
Peru	0.13%
Republic of Korea	0.72%
Singapore	1.64%
Spain	0.81%
Sweden	1.79%
Switzerland	14.21%
Taiwan	2.40%
United Kingdom	12.73%
United States	0.86%
Money Market Fund	1.45%
Total Investments	99.82%
Receivables and Other Assets Net of Liabilities	0.18%
Total Net Assets	100.00%
Sector designations may be different than the sector designations presented in other Fund materials.
Sector	Percentage of Net Assets
Aerospace & Defense	0.95%
Auto Components	0.77%
Automobiles	0.14%
Banks	2.96%
Beverages	5.27%
Biotechnology	0.07%
Building Products	1.03%
Capital Markets	1.39%
Chemicals	8.69%
Commercial Services & Supplies	1.79%
Consumer Finance	0.61%
Diversified Financial Services	1.42%
Sector	Percentage of Net Assets
Electrical Equipment	4.32%
Electronic Equipment, Instruments & Components	0.53%
Food & Staples Retailing	0.69%
Food Products	5.21%
Gas Utilities	0.23%
Health Care Equipment & Supplies	1.41%
Hotels, Restaurants & Leisure	1.78%
Household Products	2.79%
Industrial Conglomerates	4.00%
Insurance	4.47%
Interactive Media & Services	1.84%
Internet & Direct Marketing Retail	2.10%
IT Services	2.02%
Life Sciences Tools & Services	1.34%
Machinery	1.93%
Metals & Mining	2.40%
Oil, Gas & Consumable Fuels	1.05%
Personal Products	3.07%
Pharmaceuticals	10.51%
Professional Services	1.29%
Road & Rail	2.52%
Semiconductors & Semiconductor Equipment	1.87%
Software	6.01%
Textiles, Apparel & Luxury Goods	8.93%
Tobacco	0.97%
Total	98.37%
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
Nestle	5.21%
Roche Holding	4.67%
AIA Group	4.46%
SAP	4.37%
Hitachi	4.00%
LVMH Moet Hennessy Louis Vuitton	3.74%
Schneider Electric	3.09%
Diageo	3.02%
Novartis	2.97%
Reckitt Benckiser Group	2.79%
Total	38.32%

IT–Information Technology
LVIP MFS International Growth Fund–2

LVIP MFS International Growth Fund
Statement of Net Assets
June 30, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–98.37%
Australia–0.77%
Oil Search	3,711,260	$ 10,604,220
WiseTech Global	102,129	2,445,572
		13,049,792
Brazil–0.10%
Hypera	257,610	1,779,103
		1,779,103
Canada–8.14%
Agnico Eagle Mines	350,480	21,193,918
Canadian National Railway	406,218	42,864,123
Element Fleet Management	2,069,271	24,138,157
Franco-Nevada	134,887	19,574,720
Ritchie Bros Auctioneers	512,798	30,401,359
		138,172,277
China–2.22%
†Alibaba Group Holding	494,000	13,997,398
China Resources Gas Group	640,000	3,841,171
Kingsoft	472,000	2,829,824
Tencent Holdings	157,300	11,831,485
Yum China Holdings	78,473	5,172,432
		37,672,310
Denmark–1.58%
Novo Nordisk Class B	320,651	26,863,868
		26,863,868
France–18.39%
Air Liquide	186,802	32,706,763
Capgemini	72,090	13,847,878
Dassault Systemes	53,950	13,082,114
EssilorLuxottica	246,750	45,537,750
Kering	29,121	25,448,779
L'Oreal	62,104	27,673,847
LVMH Moet Hennessy Louis Vuitton	80,951	63,476,639
Pernod Ricard	172,090	38,199,234
Schneider Electric	333,124	52,408,842
		312,381,846
Germany–9.91%
Bayer	332,815	20,209,280
Deutsche Boerse	67,699	11,816,347
GEA Group	447,364	18,120,579
†QIAGEN	470,647	22,746,923
SAP	526,133	74,139,792
Symrise	153,143	21,336,747
		168,369,668
Hong Kong–4.46%
AIA Group	6,101,000	75,827,377
		75,827,377
India–2.30%
†HDFC Bank ADR	201,662	14,745,525
Infosys ADR	317,267	6,722,888
ITC	1,331,922	3,632,189
Mahindra & Mahindra	218,981	2,291,155
Reliance Industries	251,386	7,138,273
UPL	427,982	4,565,122
		39,095,152
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Ireland–1.48%
†Flutter Entertainment	137,965	$ 25,086,836
		25,086,836
Israel–0.57%
†Nice Sponsored ADR	38,958	9,640,547
		9,640,547
Italy–1.24%
Prysmian	585,487	20,986,914
		20,986,914
Japan–8.98%
AEON Financial Service	872,200	10,276,878
Hitachi	1,187,700	68,004,498
Kao	224,300	13,799,816
Koito Manufacturing	209,900	13,055,574
Kose	68,000	10,699,311
Sugi Holdings	130,900	9,543,994
Terumo	464,000	18,803,079
Z Holdings	1,667,700	8,358,390
		152,541,540
Mexico–0.44%
Grupo Financiero Banorte Class O	824,400	5,308,517
Wal-Mart de Mexico	651,490	2,127,948
		7,436,465
Netherlands–2.50%
Akzo Nobel	194,648	24,049,766
†Just Eat Takeaway.com	83,670	7,725,616
†Prosus	109,177	10,676,289
		42,451,671
Peru–0.13%
†Credicorp	18,564	2,248,286
		2,248,286
Republic of Korea–0.72%
†Hugel	5,776	1,228,903
NAVER	29,741	11,025,945
		12,254,848
Singapore–1.64%
DBS Group Holdings	1,258,300	27,894,640
		27,894,640
Spain–0.81%
†Amadeus IT Group	196,141	13,796,302
		13,796,302
Sweden–1.79%
Assa Abloy Class B	581,130	17,505,675
Swedish Match	1,506,745	12,848,909
		30,354,584
Switzerland–14.21%
Alcon	73,631	5,155,165
Nestle	711,068	88,548,235
Novartis	552,704	50,369,091
Roche Holding	210,491	79,293,854
Sika	54,846	17,931,278
		241,297,623
LVIP MFS International Growth Fund–3

LVIP MFS International Growth Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Taiwan–2.40%
Delta Electronics	820,000	$ 8,917,362
Taiwan Semiconductor Manufacturing ADR	264,725	31,809,356
		40,726,718
United Kingdom–12.73%
†Burberry Group	603,191	17,238,582
Diageo	1,072,905	51,366,413
Experian	569,422	21,944,805
Linde	162,646	46,931,876
London Stock Exchange Group	107,645	11,867,754
†Ocado Group	119,842	3,320,522
Reckitt Benckiser Group	536,128	47,441,806
†Rolls-Royce Holdings	11,739,480	16,063,839
		216,175,597
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States–0.86%
†Ingersoll Rand	300,216	$ 14,653,543
		14,653,543
Total Common Stock (Cost $1,041,384,004)		1,670,757,507

MONEY MARKET FUND–1.45%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 0.03%)	24,601,683	24,601,683
Total Money Market Fund (Cost $24,601,683)		24,601,683

TOTAL INVESTMENTS–99.82% (Cost $1,065,985,687)	1,695,359,190
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.18%	3,037,943
NET ASSETS APPLICABLE TO 72,359,982 SHARES OUTSTANDING–100.00%	$1,698,397,133
NET ASSET VALUE PER SHARE–LVIP MFS INTERNATIONAL GROWTH FUND STANDARD CLASS ($1,393,044,305 / 59,345,755 Shares)	$23.473
NET ASSET VALUE PER SHARE–LVIP MFS INTERNATIONAL GROWTH FUND SERVICE CLASS ($305,352,828 / 13,014,227 Shares)	$23.463
COMPONENTS OF NET ASSETS AT JUNE 30, 2021:
Shares of beneficial interest (unlimited authorization–no par)	$ 905,239,132
Distributable earnings/(accumulated loss)	793,158,001
TOTAL NET ASSETS	$1,698,397,133

Δ Securities have been classified by country of origin.
† Non-income producing.
★ Includes $2,525,185 payable for securities purchased, $443,866 payable for fund shares redeemed, $105,688 other accrued expenses payable, $1,119,702 due to manager and affiliates and $336,916 foreign capital gain taxes payable as of June 30, 2021.

Summary of Abbreviations:
ADR–American Depositary Receipt
See accompanying notes, which are an integral part of the financial statements.
LVIP MFS International Growth Fund–4

LVIP MFS International Growth Fund
Statement of Operations
Six Months Ended June 30, 2021 (unaudited)
INVESTMENT INCOME:
Dividends	$ 20,355,469
Interest	230
Foreign taxes withheld	(2,481,469)
17,874,230
EXPENSES:
Management fees	6,595,870
Distribution fees-Service Class	364,650
Shareholder servicing fees	234,157
Accounting and administration expenses	138,863
Custodian fees	75,226
Professional fees	43,792
Trustees’ fees and expenses	17,529
Reports and statements to shareholders	14,815
Pricing fees	11,546
Consulting fees	1,533
Other	15,678
7,513,659
Less:
Management fees waived	(827,273)
Total operating expenses	6,686,386
NET INVESTMENT INCOME	11,187,844
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	88,066,152
Foreign currencies	(25,913)
Net realized gain	88,040,239
Net change in unrealized appreciation (depreciation) of:
Investments	25,745,479
Foreign currencies	(227,382)
Net change in unrealized appreciation (depreciation)	25,518,097
NET REALIZED AND UNREALIZED GAIN	113,558,336
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$124,746,180
See accompanying notes, which are an integral part of the financial statements.
LVIP MFS International Growth Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/21 (unaudited)	Year Ended 12/31/20
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 11,187,844	$ 11,470,848
Net realized gain	88,040,239	85,850,832
Net change in unrealized appreciation (depreciation)	25,518,097	97,008,744
Net increase in net assets resulting from operations	124,746,180	194,330,424
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(18,036,147)
Service Class	—	(3,278,702)
	—	(21,314,849)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	60,812,697	136,735,702
Service Class	20,461,958	36,893,316
Reinvestment of dividends and distributions:
Standard Class	—	18,036,147
Service Class	—	3,278,702
	81,274,655	194,943,867
Cost of shares redeemed:
Standard Class	(68,610,043)	(341,249,734)
Service Class	(21,187,893)	(41,335,931)
	(89,797,936)	(382,585,665)
Decrease in net assets derived from capital share transactions	(8,523,281)	(187,641,798)
NET INCREASE (DECREASE) IN NET ASSETS	116,222,899	(14,626,223)
NET ASSETS:
Beginning of period	1,582,174,234	1,596,800,457
End of period	$1,698,397,133	$1,582,174,234
See accompanying notes, which are an integral part of the financial statements.
LVIP MFS International Growth Fund–5

LVIP MFS International Growth Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP MFS International Growth Fund Standard Class
	Six Months Ended 6/30/21[1] (unaudited)	Year Ended
		12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$ 21.750	$ 19.265	$ 16.018	$ 17.878	$ 13.705	$ 13.700
Income (loss) from investment operations:
Net investment income[2]	0.160	0.156	0.285	0.226	0.178	0.207
Net realized and unrealized gain (loss)	1.563	2.631	4.061	(1.687)	4.184	0.018
Total from investment operations	1.723	2.787	4.346	(1.461)	4.362	0.225
Less dividends and distributions from:
Net investment income	—	(0.186)	(0.284)	(0.233)	(0.189)	(0.220)
Net realized gain	—	(0.116)	(0.815)	(0.166)	—	—
Total dividends and distributions	—	(0.302)	(1.099)	(0.399)	(0.189)	(0.220)
Net asset value, end of period	$ 23.473	$ 21.750	$ 19.265	$ 16.018	$ 17.878	$ 13.705
Total return[3]	7.92%	14.54%	27.56%	(8.24%)	31.86%	1.66%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,393,044	$1,298,318	$1,344,586	$1,261,880	$1,387,961	$859,431
Ratio of expenses to average net assets	0.78%	0.79%	0.79%	0.80%	0.79%	0.78%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.88%	0.89%	0.89%	0.90%	0.89%	0.88%
Ratio of net investment income to average net assets	1.42%	0.83%	1.56%	1.29%	1.10%	1.49%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.32%	0.73%	1.46%	1.18%	1.00%	1.39%
Portfolio turnover	14%	23%	11%	26%	18%	20%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP MFS International Growth Fund–6

LVIP MFS International Growth Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP MFS International Growth Fund Service Class
	Six Months Ended 6/30/21[1] (unaudited)	Year Ended
		12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$ 21.767	$ 19.286	$ 16.039	$ 17.899	$ 13.724	$ 13.719
Income (loss) from investment operations:
Net investment income[2]	0.132	0.109	0.239	0.163	0.137	0.173
Net realized and unrealized gain (loss)	1.564	2.626	4.063	(1.667)	4.187	0.018
Total from investment operations	1.696	2.735	4.302	(1.504)	4.324	0.191
Less dividends and distributions from:
Net investment income	—	(0.138)	(0.240)	(0.190)	(0.149)	(0.186)
Net realized gain	—	(0.116)	(0.815)	(0.166)	—	—
Total dividends and distributions	—	(0.254)	(1.055)	(0.356)	(0.149)	(0.186)
Net asset value, end of period	$ 23.463	$ 21.767	$ 19.286	$ 16.039	$ 17.899	$ 13.724
Total return[3]	7.79%	14.25%	27.25%	(8.46%)	31.53%	1.41%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$305,353	$283,856	$252,214	$197,084	$197,882	$157,684
Ratio of expenses to average net assets	1.03%	1.04%	1.04%	1.05%	1.04%	1.03%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.13%	1.14%	1.14%	1.15%	1.14%	1.13%
Ratio of net investment income to average net assets	1.17%	0.58%	1.31%	1.04%	0.85%	1.24%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.07%	0.48%	1.21%	0.93%	0.75%	1.14%
Portfolio turnover	14%	23%	11%	26%	18%	20%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP MFS International Growth Fund–7

LVIP MFS International Growth Fund
Notes to Financial Statements
June 30, 2021 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 105 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP MFS International Growth Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek long-term capital appreciation.
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Short-term debt securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2021 and for all open tax years (years ended December 31, 2017-December 31, 2020), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2021, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
LVIP MFS International Growth Fund–8

LVIP MFS International Growth Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2021.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 1.00% of the first $50 million of the Fund's average daily net assets; 0.95% of the next $50 million; 0.90% of the next $50 million; 0.85% of the next $100 million; and 0.80% of the Fund's average daily net assets in excess of $250 million.   LIAC has contractually agreed to waive a portion of its advisory fee as follows: 0.11% on the first $400 million of the Fund’s average daily net assets and 0.1% of the Fund’s average daily net assets in excess of $400 million.   The agreement will continue at least through April 30, 2022, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.   The management fee, net of waivers, is calculated daily and paid monthly.
Massachusetts Financial Services Company (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2021, costs for these administrative and legal services were as follows:
Administrative	$47,861
Legal	7,611
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $5,868 for the six months ended June 30, 2021.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The
LVIP MFS International Growth Fund–9

LVIP MFS International Growth Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2021, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LIAC	$1,009,363
Distribution fees payable to LFD	63,455
Printing and mailing fees payable to Lincoln Life	5,868
Shareholder servicing fees payable to Lincoln Life	41,016
The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price.   Pursuant to these procedures, for the six months ended June 30, 2021, the Fund engaged in securities purchases of $497,553 and securities sales of $186,882, which resulted in net realized gains of $45,961.
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2021, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$215,337,850
Sales	217,936,375
At June 30, 2021, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2021, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$1,065,985,687
Aggregate unrealized appreciation of investments	$ 666,611,114
Aggregate unrealized depreciation of investments	(37,237,611)
Net unrealized appreciation of investments	$ 629,373,503
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2021.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
LVIP MFS International Growth Fund–10

LVIP MFS International Growth Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Australia	$ 13,049,792	$—	$—	$ 13,049,792
Brazil	1,779,103	—	—	1,779,103
Canada	138,172,277	—	—	138,172,277
China	37,672,310	—	—	37,672,310
Denmark	26,863,868	—	—	26,863,868
France	312,381,846	—	—	312,381,846
Germany	168,369,668	—	—	168,369,668
Hong Kong	75,827,377	—	—	75,827,377
India	39,095,152	—	—	39,095,152
Ireland	25,086,836	—	—	25,086,836
Israel	9,640,547	—	—	9,640,547
Italy	20,986,914	—	—	20,986,914
Japan	152,541,540	—	—	152,541,540
Mexico	7,436,465	—	—	7,436,465
Netherlands	42,451,671	—	—	42,451,671
Peru	2,248,286	—	—	2,248,286
Republic of Korea	12,254,848	—	—	12,254,848
Singapore	27,894,640	—	—	27,894,640
Spain	13,796,302	—	—	13,796,302
Sweden	30,354,584	—	—	30,354,584
Switzerland	241,297,623	—	—	241,297,623
Taiwan	40,726,718	—	—	40,726,718
United Kingdom	216,175,597	—	—	216,175,597
United States	14,653,543	—	—	14,653,543
Money Market Fund	24,601,683	—	—	24,601,683
Total Investments	$1,695,359,190	$—	$—	$1,695,359,190
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/21	12/31/20
Shares sold:
Standard Class	2,690,194	7,852,078
Service Class	910,426	1,991,011
Shares reinvested:
Standard Class	—	865,611
Service Class	—	157,804
	3,600,620	10,866,504
Shares redeemed:
Standard Class	(3,038,084)	(18,816,865)
Service Class	(936,851)	(2,185,865)
	(3,974,935)	(21,002,730)
Net decrease	(374,315)	(10,136,226)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $300,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the
LVIP MFS International Growth Fund–11

LVIP MFS International Growth Fund
Notes to Financial Statements (continued)
 5. Line of Credit (continued)
respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 16, 2022.
The Fund had no amounts outstanding as of June 30, 2021, or at any time during the period then ended.
6. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities.   Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP MFS International Growth Fund–12

LVIP MFS International Growth Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 8-9, 2021, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2020 through December 31, 2020. During the period covered by the report, there was one liquidity event due to an extended Taiwanese foreign holiday in February 2020 that caused the LVIP SSGA Emerging Markets Equity Index Fund to classify its Taiwanese securities as illiquid for one day, which caused the Fund to exceed the 15% limit on illiquid securities on that day. The LVIP SSGA Emerging Markets Equity Index Fund was under the 15% limitation the following business day, and there was no impact on the Fund ability to timely meet redemptions. There were no additional liquidity events that impacted the Fund or its respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP MFS International Growth Fund–13

LVIP MFS Value Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2021

LVIP MFS Value Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP MFS Value Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2021 to June 30, 2021
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”) and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021 to June 30, 2021.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
Expense Analysis of an Investment of $1,000
	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Annualized Expense Ratio	Expenses Paid During Period 1/1/21 to 6/30/21*
Actual
Standard Class Shares	$1,000.00	$1,148.10	0.65%	$3.46
Service Class Shares	1,000.00	1,146.60	0.90%	4.79
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.60	0.65%	$3.26
Service Class Shares	1,000.00	1,020.30	0.90%	4.51

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP MFS Value Fund–1

LVIP MFS Value Fund
Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)
As of June 30, 2021
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Common Stock	99.07%
Aerospace & Defense	3.64%
Banks	9.82%
Beverages	2.27%
Building Products	3.42%
Capital Markets	7.27%
Chemicals	3.92%
Consumer Finance	1.67%
Diversified Telecommunication Services	0.28%
Electric Utilities	4.84%
Electrical Equipment	1.60%
Equity Real Estate Investment Trusts	0.40%
Food Products	2.39%
Health Care Equipment & Supplies	6.67%
Health Care Providers & Services	3.08%
Hotels, Restaurants & Leisure	0.35%
Household Products	2.20%
Industrial Conglomerates	2.54%
Insurance	8.74%
IT Services	4.62%
Life Sciences Tools & Services	1.82%
Machinery	3.21%
Media	3.21%
Multi-Utilities	1.40%
Oil, Gas & Consumable Fuels	2.47%
Pharmaceuticals	6.91%
Professional Services	1.25%
Road & Rail	1.97%
Semiconductors & Semiconductor Equipment	5.13%
Specialty Retail	1.47%
Tobacco	0.51%
Money Market Fund	0.81%
Total Investments	99.88%
Receivables and Other Assets Net of Liabilities	0.12%
Total Net Assets	100.00%
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
JPMorgan Chase & Co.	4.45%
Johnson & Johnson	3.55%
Comcast Class A	3.21%
Texas Instruments	2.66%
Accenture Class A	2.63%
Honeywell International	2.54%
Medtronic	2.49%
Aon Class A	2.29%
Cigna	2.18%
Duke Energy	2.07%
Total	28.07%

IT–Information Technology

LVIP MFS Value Fund–2

LVIP MFS Value Fund
Statement of Net Assets
June 30, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–99.07%
Aerospace & Defense–3.64%
Lockheed Martin	49,051	$ 18,558,446
Northrop Grumman	115,042	41,809,714
Raytheon Technologies	167,093	14,254,704
		74,622,864
Banks–9.82%
Citigroup	597,330	42,261,097
JPMorgan Chase & Co.	587,294	91,347,709
PNC Financial Services Group	139,192	26,552,266
Truist Financial	288,405	16,006,477
US Bancorp	442,240	25,194,413
		201,361,962
Beverages–2.27%
Diageo	648,330	31,039,455
PepsiCo	104,754	15,521,400
		46,560,855
Building Products–3.42%
Johnson Controls International	419,158	28,766,813
Masco	275,048	16,203,078
Trane Technologies	136,973	25,222,208
		70,192,099
Capital Markets–7.27%
BlackRock	35,960	31,463,921
Goldman Sachs Group	67,961	25,793,238
Moody's	34,844	12,626,420
Morgan Stanley	383,528	35,165,682
Nasdaq	206,421	36,288,812
T. Rowe Price Group	39,116	7,743,795
		149,081,868
Chemicals–3.92%
DuPont de Nemours	169,320	13,107,061
International Flavors & Fragrances	33,551	5,012,519
PPG Industries	224,719	38,150,545
Sherwin-Williams	88,377	24,078,314
		80,348,439
Consumer Finance–1.67%
American Express	207,457	34,278,120
		34,278,120
Diversified Telecommunication Services–0.28%
Verizon Communications	100,661	5,640,036
		5,640,036
Electric Utilities–4.84%
American Electric Power	171,900	14,541,021
Duke Energy	431,150	42,563,128
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electric Utilities (continued)
Southern	535,594	$ 32,408,793
Xcel Energy	149,447	9,845,568
		99,358,510
Electrical Equipment–1.60%
Eaton	221,917	32,883,661
		32,883,661
Equity Real Estate Investment Trusts–0.40%
Public Storage	27,562	8,287,618
		8,287,618
Food Products–2.39%
Archer-Daniels-Midland	161,322	9,776,113
JM Smucker	41,082	5,322,995
Nestle	272,101	33,884,331
		48,983,439
Health Care Equipment & Supplies–6.67%
Abbott Laboratories	280,578	32,527,407
†Boston Scientific	474,270	20,279,785
Danaher	122,974	33,001,303
Medtronic	411,222	51,044,987
		136,853,482
Health Care Providers & Services–3.08%
Cigna	188,801	44,759,053
McKesson	95,779	18,316,776
		63,075,829
Hotels, Restaurants & Leisure–0.35%
†Marriott International Class A	52,210	7,127,709
		7,127,709
Household Products–2.20%
Colgate-Palmolive	192,233	15,638,155
Kimberly-Clark	131,487	17,590,331
Reckitt Benckiser Group	134,679	11,917,704
		45,146,190
Industrial Conglomerates–2.54%
Honeywell International	237,450	52,084,658
		52,084,658
Insurance–8.74%
Aon Class A	196,777	46,982,477
Chubb	249,646	39,678,735
Marsh & McLennan	288,468	40,581,678
Progressive	272,535	26,765,663
Travelers	169,192	25,329,734
		179,338,287
IT Services–4.62%
Accenture Class A	183,082	53,970,743
LVIP MFS Value Fund–3

LVIP MFS Value Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
IT Services (continued)
Fidelity National Information Services	167,302	$ 23,701,674
†Fiserv	160,375	17,142,484
		94,814,901
Life Sciences Tools & Services–1.82%
Thermo Fisher Scientific	74,198	37,430,665
		37,430,665
Machinery–3.21%
Illinois Tool Works	153,131	34,233,966
Otis Worldwide	83,547	6,831,638
Stanley Black & Decker	120,713	24,744,958
		65,810,562
Media–3.21%
Comcast Class A	1,154,623	65,836,603
		65,836,603
Multi-Utilities–1.40%
Dominion Energy	388,954	28,615,346
		28,615,346
Oil, Gas & Consumable Fuels–2.47%
Chevron	99,189	10,389,056
ConocoPhillips	285,541	17,389,447
EOG Resources	150,877	12,589,177
Pioneer Natural Resources	63,692	10,351,223
		50,718,903
Pharmaceuticals–6.91%
Johnson & Johnson	442,501	72,897,615
Merck & Co.	337,116	26,217,511
†Organon	33,711	1,020,095
Pfizer	824,794	32,298,933
Roche Holding	24,585	9,261,391
		141,695,545
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Professional Services–1.25%
Equifax	107,403	$ 25,724,093
		25,724,093
Road & Rail–1.97%
Canadian National Railway	106,270	11,213,610
Union Pacific	132,920	29,233,096
		40,446,706
Semiconductors & Semiconductor Equipment–5.13%
Analog Devices	94,345	16,242,435
Intel	292,505	16,421,231
NXP Semiconductors	87,876	18,077,851
Texas Instruments	283,744	54,563,971
		105,305,488
Specialty Retail–1.47%
Lowe's	155,450	30,152,637
		30,152,637
Tobacco–0.51%
Philip Morris International	104,520	10,358,977
		10,358,977
Total Common Stock (Cost $1,033,945,205)		2,032,136,052

MONEY MARKET FUND–0.81%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 0.03%)	16,649,616	16,649,616
Total Money Market Fund (Cost $16,649,616)		16,649,616

TOTAL INVESTMENTS–99.88% (Cost $1,050,594,821)	2,048,785,668
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.12%	2,511,104
NET ASSETS APPLICABLE TO 37,738,212 SHARES OUTSTANDING–100.00%	$2,051,296,772
NET ASSET VALUE PER SHARE–LVIP MFS VALUE FUND STANDARD CLASS ($860,714,898 / 15,814,010 Shares)	$54.427
NET ASSET VALUE PER SHARE–LVIP MFS VALUE FUND SERVICE CLASS ($1,190,581,874 / 21,924,202 Shares)	$54.304
COMPONENTS OF NET ASSETS AT JUNE 30, 2021:
Shares of beneficial interest (unlimited authorization–no par)	$ 977,426,658
Distributable earnings/(accumulated loss)	1,073,870,114
TOTAL NET ASSETS	$2,051,296,772

LVIP MFS Value Fund–4

LVIP MFS Value Fund
Statement of Net Assets (continued)

† Non-income producing.
★ Includes $541,653 payable for fund shares redeemed, $80,744 other accrued expenses payable and $1,304,977 due to manager and affiliates as of June 30, 2021.

Summary of Abbreviations:
IT–Information Technology
See accompanying notes, which are an integral part of the financial statements.
LVIP MFS Value Fund–5

LVIP MFS Value Fund
Statement of Operations
Six Months Ended June 30, 2021 (unaudited)
INVESTMENT INCOME:
Dividends	$ 20,521,097
Interest	303
Foreign taxes withheld	(198,647)
20,322,753
EXPENSES:
Management fees	5,876,121
Distribution fees-Service Class	1,447,428
Shareholder servicing fees	286,329
Accounting and administration expenses	164,666
Professional fees	26,738
Trustees’ fees and expenses	20,928
Reports and statements to shareholders	17,859
Pricing fees	11,592
Custodian fees	9,020
Consulting fees	1,670
Other	18,050
Total operating expenses	7,880,401
NET INVESTMENT INCOME	12,442,352
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Investments	48,173,142
Foreign currencies	27,172
Net realized gain	48,200,314
Net change in unrealized appreciation (depreciation) of:
Investments	211,212,219
Foreign currencies	(59,424)
Net change in unrealized appreciation (depreciation)	211,152,795
NET REALIZED AND UNREALIZED GAIN	259,353,109
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$271,795,461
See accompanying notes, which are an integral part of the financial statements.
LVIP MFS Value Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/21 (unaudited)	Year Ended 12/31/20
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 12,442,352	$ 24,933,082
Net realized gain	48,200,314	31,781,041
Net change in unrealized appreciation (depreciation)	211,152,795	29,934,837
Net increase in net assets resulting from operations	271,795,461	86,648,960
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(11,485,549)
Service Class	—	(14,732,305)
	—	(26,217,854)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	68,372,230	170,796,067
Service Class	59,859,512	124,211,029
Reinvestment of dividends and distributions:
Standard Class	—	11,485,549
Service Class	—	14,732,305
	128,231,742	321,224,950
Cost of shares redeemed:
Standard Class	(69,715,579)	(132,364,936)
Service Class	(136,668,005)	(132,166,685)
	(206,383,584)	(264,531,621)
Increase (decrease) in net assets derived from capital share transactions	(78,151,842)	56,693,329
NET INCREASE IN NET ASSETS	193,643,619	117,124,435
NET ASSETS:
Beginning of period	1,857,653,153	1,740,528,718
End of period	$2,051,296,772	$1,857,653,153
See accompanying notes, which are an integral part of the financial statements.
LVIP MFS Value Fund–6

LVIP MFS Value Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP MFS Value Fund Standard Class
	Six Months Ended 6/30/21[1] (unaudited)	Year Ended
		12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$ 47.407	$ 46.462	$ 36.798	$ 43.085	$ 37.927	$ 35.359
Income (loss) from investment operations:
Net investment income[2]	0.360	0.706	0.731	0.722	0.635	0.728
Net realized and unrealized gain (loss)	6.660	0.981	10.207	(4.818)	5.993	4.166
Total from investment operations	7.020	1.687	10.938	(4.096)	6.628	4.894
Less dividends and distributions from:
Net investment income	—	(0.735)	(0.744)	(0.733)	(0.729)	(0.726)
Net realized gain	—	(0.007)	(0.530)	(1.458)	(0.741)	(1.600)
Total dividends and distributions	—	(0.742)	(1.274)	(2.191)	(1.470)	(2.326)
Net asset value, end of period	$ 54.427	$ 47.407	$ 46.462	$ 36.798	$ 43.085	$ 37.927
Total return[3]	14.81%	3.66%	29.84%	(9.99%)	17.63%	14.06%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$860,715	$749,207	$670,397	$492,642	$471,467	$354,924
Ratio of expenses to average net assets	0.65%	0.67%	0.67%	0.68%	0.67%	0.66%
Ratio of net investment income to average net assets	1.40%	1.66%	1.70%	1.71%	1.55%	1.97%
Portfolio turnover	5%	15%	12%	11%	13%	15%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP MFS Value Fund–7

LVIP MFS Value Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP MFS Value Fund Service Class
	Six Months Ended 6/30/21[1] (unaudited)	Year Ended
		12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$ 47.359	$ 46.426	$ 36.778	$ 43.059	$ 37.912	$ 35.352
Income (loss) from investment operations:
Net investment income[2]	0.295	0.599	0.622	0.617	0.531	0.632
Net realized and unrealized gain (loss)	6.650	0.969	10.192	(4.813)	5.984	4.162
Total from investment operations	6.945	1.568	10.814	(4.196)	6.515	4.794
Less dividends and distributions from:
Net investment income	—	(0.628)	(0.636)	(0.627)	(0.627)	(0.634)
Net realized gain	—	(0.007)	(0.530)	(1.458)	(0.741)	(1.600)
Total dividends and distributions	—	(0.635)	(1.166)	(2.085)	(1.368)	(2.234)
Net asset value, end of period	$ 54.304	$ 47.359	$ 46.426	$ 36.778	$ 43.059	$ 37.912
Total return[3]	14.66%	3.40%	29.52%	(10.22%)	17.33%	13.78%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,190,582	$1,108,447	$1,070,132	$ 863,228	$1,004,740	$898,436
Ratio of expenses to average net assets	0.90%	0.92%	0.92%	0.93%	0.92%	0.91%
Ratio of net investment income to average net assets	1.15%	1.41%	1.45%	1.46%	1.30%	1.72%
Portfolio turnover	5%	15%	12%	11%	13%	15%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP MFS Value Fund–8

LVIP MFS Value Fund
Notes to Financial Statements
June 30, 2021 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 105 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP MFS Value Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”) and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek capital appreciation.
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Equity securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).
 Investments in government money market funds have a stable NAV.   Short-term debt securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2021 and for all open tax years (years ended December 31, 2017-December 31, 2020), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2021, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
LVIP MFS Value Fund–9

LVIP MFS Value Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2021.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.75% of the first $75 million of the Fund’s average daily net assets; 0.70% of the next $75 million; 0.65% of the next $50 million; 0.60% of the next $300 million; 0.5875% of the next $1 billion; and 0.5625% of the Fund’s average daily net assets in excess of $1.5 billion.   The management fee is calculated daily and paid monthly.
Massachusetts Financial Services Company (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2021, costs for these administrative and legal services were as follows:
Administrative	$58,375
Legal	9,284
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $7,368 for the six months ended June 30, 2021.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
LVIP MFS Value Fund–10

LVIP MFS Value Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
At June 30, 2021, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LIAC	$1,003,368
Distribution fees payable to LFD	245,266
Printing and mailing fees payable to Lincoln Life	7,368
Shareholder servicing fees payable to Lincoln Life	48,975
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2021, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$ 94,465,302
Sales	154,752,309
At June 30, 2021, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2021, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$1,050,594,821
Aggregate unrealized appreciation of investments	$1,001,209,270
Aggregate unrealized depreciation of investments	(3,018,423)
Net unrealized appreciation of investments	$ 998,190,847
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2021.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP MFS Value Fund–11

LVIP MFS Value Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$2,032,136,052	$—	$—	$2,032,136,052
Money Market Fund	16,649,616	—	—	16,649,616
Total Investments	$2,048,785,668	$—	$—	$2,048,785,668
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/21	12/31/20
Shares sold:
Standard Class	1,340,185	4,315,807
Service Class	1,155,992	3,096,722
Shares reinvested:
Standard Class	—	246,179
Service Class	—	316,102
	2,496,177	7,974,810
Shares redeemed:
Standard Class	(1,329,874)	(3,187,324)
Service Class	(2,637,166)	(3,057,908)
	(3,967,040)	(6,245,232)
Net increase (decrease)	(1,470,863)	1,729,578
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $300,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 16, 2022.
The Fund had no amounts outstanding as of June 30, 2021, or at any time during the period then ended.
6. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was
LVIP MFS Value Fund–12

LVIP MFS Value Fund
Notes to Financial Statements (continued)
 6. Risk Factors (continued)
first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP MFS Value Fund–13

LVIP MFS Value Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 8-9, 2021, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2020 through December 31, 2020. During the period covered by the report, there was one liquidity event due to an extended Taiwanese foreign holiday in February 2020 that caused the LVIP SSGA Emerging Markets Equity Index Fund to classify its Taiwanese securities as illiquid for one day, which caused the Fund to exceed the 15% limit on illiquid securities on that day. The LVIP SSGA Emerging Markets Equity Index Fund was under the 15% limitation the following business day, and there was no impact on the Fund ability to timely meet redemptions. There were no additional liquidity events that impacted the Fund or its respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP MFS Value Fund–14

LVIP Mondrian International Value Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2021

LVIP Mondrian International Value Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Mondrian International Value Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2021 to June 30, 2021
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021 to June 30, 2021.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
Expense Analysis of an Investment of $1,000
	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Annualized Expense Ratio	Expenses Paid During Period 1/1/21 to 6/30/21*
Actual
Standard Class Shares	$1,000.00	$1,120.50	0.76%	$4.00
Service Class Shares	1,000.00	1,119.10	1.01%	5.31
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.00	0.76%	$3.81
Service Class Shares	1,000.00	1,019.80	1.01%	5.06

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Mondrian International Value Fund–1

LVIP Mondrian International Value Fund
Security Type/Country and Sector Allocations and Top 10 Equity Holdings (unaudited)
As of June 30, 2021
Security Type/Country	Percentage of Net Assets
Common Stock	99.10%
Australia	0.28%
Britain	1.23%
Denmark	1.37%
France	8.48%
Germany	7.67%
Hong Kong	7.13%
Italy	5.56%
Japan	27.91%
Netherlands	2.88%
Singapore	3.83%
Spain	4.63%
Sweden	2.04%
Switzerland	4.00%
Taiwan	2.70%
United Kingdom	19.39%
Money Market Fund	0.22%
Total Investments	99.32%
Receivables and Other Assets Net of Liabilities	0.68%
Total Net Assets	100.00%
Sector designations may be different than the sector designations presented in other Fund materials.
Sector	Percentage of Net Assets
Aerospace & Defense	1.07%
Auto Components	4.85%
Automobiles	3.11%
Banks	10.82%
Beverages	1.21%
Building Products	2.53%
Chemicals	2.30%
Commercial Services & Supplies	1.37%
Diversified Telecommunication Services	4.95%
Electric Utilities	4.99%
Electrical Equipment	2.67%
Electronic Equipment, Instruments & Components	2.56%
Food & Staples Retailing	1.88%
Food Products	2.47%
Gas Utilities	3.26%
Household Durables	3.84%
Industrial Conglomerates	5.41%
Insurance	4.79%
IT Services	1.70%
Media	2.62%
Oil, Gas & Consumable Fuels	6.78%
Pharmaceuticals	13.62%
Semiconductors & Semiconductor Equipment	2.71%
Specialty Retail	2.50%
Technology Hardware, Storage & Peripherals	3.27%
Tobacco	0.77%
Trading Companies & Distributors	1.05%
Total	99.10%
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
Sanofi	3.52%
GlaxoSmithKline	3.44%
FUJIFILM Holdings	3.27%
CK Hutchison Holdings	3.25%
Banco Santander	3.21%
Lloyds Banking Group	3.19%
Honda Motor	3.11%
United Overseas Bank	3.06%
SSE	3.02%
Royal Dutch Shell Class B	2.88%
Total	31.95%

IT–Information Technology
LVIP Mondrian International Value Fund–2

LVIP Mondrian International Value Fund
Statement of Net Assets
June 30, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–99.10%
Australia–0.28%
†QBE Insurance Group	340,042	$ 2,751,607
		2,751,607
Britain–1.23%
†Travis Perkins	445,432	10,407,045
†Wickes Group	508,336	1,729,826
		12,136,871
Denmark–1.37%
†ISS	576,525	13,532,307
		13,532,307
France–8.48%
†Cie de Saint-Gobain	379,521	24,993,948
†Dassault Aviation	9,011	10,599,316
Sanofi	332,206	34,806,180
†Societe Generale	456,707	13,462,694
		83,862,138
Germany–7.67%
Allianz	99,894	24,909,892
†Continental	192,130	28,244,897
Evonik Industries	678,774	22,761,338
		75,916,127
Hong Kong–7.13%
CK Hutchison Holdings	4,128,500	32,169,577
Jardine Matheson Holdings	218,100	13,940,952
WH Group	27,151,500	24,408,829
		70,519,358
Italy–5.56%
Enel	2,021,065	18,769,216
Eni	1,425,525	17,359,550
Snam	3,263,880	18,866,963
		54,995,729
Japan–27.91%
Coca-Cola Bottlers Japan Holdings	768,100	12,002,535
FUJIFILM Holdings	436,300	32,356,773
Fujitsu	90,000	16,850,443
†Hitachi	128,800	7,374,741
Honda Motor	962,900	30,769,116
Kyocera	409,900	25,340,413
Mitsubishi Electric	1,227,000	17,809,420
Nippon Telegraph & Telephone	814,300	21,215,998
Otsuka Holdings	406,200	16,844,713
Sekisui Chemical	1,045,500	17,871,232
Sony	206,800	20,131,797
Takeda Pharmaceutical	747,500	25,023,201
Tokio Marine Holdings	278,500	12,805,059
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Japan (continued)
Toyota Industries	228,400	$ 19,757,181
		276,152,622
Netherlands–2.88%
Royal Dutch Shell Class B	1,473,591	28,517,473
		28,517,473
Singapore–3.83%
Singapore Telecommunications	4,454,400	7,585,763
United Overseas Bank	1,577,381	30,287,780
		37,873,543
Spain–4.63%
†Banco Santander	8,315,042	31,742,860
Naturgy Energy Group	520,670	13,384,897
†Red Electrica	38,411	713,020
		45,840,777
Sweden–2.04%
Telia	4,544,272	20,167,029
		20,167,029
Switzerland–4.00%
ABB	254,340	8,628,730
Novartis	263,431	24,007,027
Zurich Insurance Group	17,227	6,911,281
		39,547,038
Taiwan–2.70%
Taiwan Semiconductor Manufacturing	937,000	20,009,511
Taiwan Semiconductor Manufacturing ADR	56,229	6,756,477
		26,765,988
United Kingdom–19.39%
BP	4,862,860	21,189,402
GlaxoSmithKline	1,732,504	34,016,954
Imperial Brands	355,255	7,651,475
†Kingfisher	4,567,994	23,032,412
†Lloyds Banking Group	48,829,574	31,537,203
SSE	1,439,269	29,874,066
Tesco	6,039,836	18,627,261
WPP	1,920,351	25,878,858
		191,807,631
Total Common Stock (Cost $807,363,903)		980,386,238

LVIP Mondrian International Value Fund–3

LVIP Mondrian International Value Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–0.22%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 0.03%)	2,137,850	$ 2,137,850
Total Money Market Fund (Cost $2,137,850)		2,137,850

TOTAL INVESTMENTS–99.32% (Cost $809,501,753)	982,524,088
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.68%	6,740,503
NET ASSETS APPLICABLE TO 57,590,179 SHARES OUTSTANDING–100.00%	$989,264,591
NET ASSET VALUE PER SHARE–LVIP MONDRIAN INTERNATIONAL VALUE FUND STANDARD CLASS ($692,879,568 / 40,310,474 Shares)	$17.189
NET ASSET VALUE PER SHARE–LVIP MONDRIAN INTERNATIONAL VALUE FUND SERVICE CLASS ($296,385,023 / 17,279,705 Shares)	$17.152
COMPONENTS OF NET ASSETS AT JUNE 30, 2021:
Shares of beneficial interest (unlimited authorization–no par)	$861,534,828
Distributable earnings/(accumulated loss)	127,729,763
TOTAL NET ASSETS	$989,264,591

† Non-income producing.
★ Includes $1,180,306 payable for securities purchased, $283,399 payable for fund shares redeemed, $74,627 other accrued expenses payable and $661,322 due to manager and affiliates as of June 30, 2021.

Summary of Abbreviations:
ADR–American Depositary Receipt
See accompanying notes, which are an integral part of the financial statements.
LVIP Mondrian International Value Fund–4

LVIP Mondrian International Value Fund
Statement of Operations
Six Months Ended June 30, 2021 (unaudited)
INVESTMENT INCOME:
Dividends	$ 24,244,433
Foreign taxes withheld	(2,044,010)
22,200,423
EXPENSES:
Management fees	3,365,938
Distribution fees-Service Class	367,998
Shareholder servicing fees	141,116
Accounting and administration expenses	89,009
Custodian fees	45,292
Professional fees	35,029
Pricing fees	11,319
Trustees’ fees and expenses	10,551
Reports and statements to shareholders	7,981
Consulting fees	1,355
Other	10,651
Total operating expenses	4,086,239
NET INVESTMENT INCOME	18,114,184
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Investments	5,076,535
Foreign currencies	39,717
Foreign currency exchange contracts	10,698
Net realized gain	5,126,950
Net change in unrealized appreciation (depreciation) of:
Investments	87,268,542
Foreign currencies	(211,569)
Foreign currency exchange contracts	(1,892)
Net change in unrealized appreciation (depreciation)	87,055,081
NET REALIZED AND UNREALIZED GAIN	92,182,031
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$110,296,215
See accompanying notes, which are an integral part of the financial statements.
LVIP Mondrian International Value Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/21 (unaudited)	Year Ended 12/31/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 18,114,184	$ 20,854,732
Net realized gain (loss)	5,126,950	(51,827,404)
Net change in unrealized appreciation (depreciation)	87,055,081	(18,851,516)
Net increase (decrease) in net assets resulting from operations	110,296,215	(49,824,188)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(30,905,244)
Service Class	—	(12,689,044)
	—	(43,594,288)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	16,610,815	98,434,170
Service Class	8,999,062	45,725,483
Reinvestment of dividends and distributions:
Standard Class	—	30,905,244
Service Class	—	12,689,044
	25,609,877	187,753,941
Cost of shares redeemed:
Standard Class	(55,955,626)	(172,217,485)
Service Class	(35,075,477)	(41,877,670)
	(91,031,103)	(214,095,155)
Decrease in net assets derived from capital share transactions	(65,421,226)	(26,341,214)
NET INCREASE (DECREASE) IN NET ASSETS	44,874,989	(119,759,690)
NET ASSETS:
Beginning of period	944,389,602	1,064,149,292
End of period	$989,264,591	$ 944,389,602
See accompanying notes, which are an integral part of the financial statements.
LVIP Mondrian International Value Fund–5

LVIP Mondrian International Value Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Mondrian International Value Fund Standard Class
	Six Months Ended 6/30/21[1] (unaudited)	Year Ended
		12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$ 15.341	$ 16.962	$ 15.218	$ 18.031	$ 15.381	$ 15.782
Income (loss) from investment operations:
Net investment income[2]	0.312	0.340	0.550	0.544	0.495	0.517
Net realized and unrealized gain (loss)	1.536	(1.243)	2.174	(2.578)	2.779	0.114
Total from investment operations	1.848	(0.903)	2.724	(2.034)	3.274	0.631
Less dividends and distributions from:
Net investment income	—	(0.343)	(0.624)	(0.558)	(0.593)	(0.470)
Net realized gain	—	(0.375)	(0.356)	(0.221)	(0.031)	(0.562)
Total dividends and distributions	—	(0.718)	(0.980)	(0.779)	(0.624)	(1.032)
Net asset value, end of period	$ 17.189	$ 15.341	$ 16.962	$ 15.218	$ 18.031	$ 15.381
Total return[3]	12.05%	(4.97%)	18.17%	(11.42%)	21.34%	4.01%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$692,880	$655,155	$768,883	$ 726,792	$893,651	$838,576
Ratio of expenses to average net assets	0.76%	0.78%	0.76%	0.76%	0.75%	0.73%
Ratio of net investment income to average net assets	3.80%	2.40%	3.35%	3.08%	2.88%	3.28%
Portfolio turnover	8%	22%	20%	19%	19%	21%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Mondrian International Value Fund–6

LVIP Mondrian International Value Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Mondrian International Value Fund Service Class
	Six Months Ended 6/30/21[1] (unaudited)	Year Ended
		12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$ 15.327	$ 16.953	$ 15.212	$ 18.021	$ 15.375	$ 15.777
Income (loss) from investment operations:
Net investment income[2]	0.291	0.304	0.508	0.499	0.451	0.477
Net realized and unrealized gain (loss)	1.534	(1.247)	2.172	(2.574)	2.779	0.114
Total from investment operations	1.825	(0.943)	2.680	(2.075)	3.227	0.591
Less dividends and distributions from:
Net investment income	—	(0.308)	(0.583)	(0.513)	(0.550)	(0.431)
Net realized gain	—	(0.375)	(0.356)	(0.221)	(0.031)	(0.562)
Total dividends and distributions	—	(0.683)	(0.939)	(0.734)	(0.581)	(0.993)
Net asset value, end of period	$ 17.152	$ 15.327	$ 16.953	$ 15.212	$ 18.021	$ 15.375
Total return[3]	11.91%	(5.21%)	17.88%	(11.64%)	21.04%	3.75%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$296,385	$289,235	$295,266	$ 267,822	$316,262	$302,137
Ratio of expenses to average net assets	1.01%	1.03%	1.01%	1.01%	1.00%	0.98%
Ratio of net investment income to average net assets	3.55%	2.15%	3.10%	2.83%	2.63%	3.03%
Portfolio turnover	8%	22%	20%	19%	19%	21%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Mondrian International Value Fund–7

LVIP Mondrian International Value Fund
Notes to Financial Statements
June 30, 2021 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 105 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Mondrian International Value Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”) and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek long-term capital appreciation as measured by the change in the value of Fund shares over a period of three years or longer.
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2021 and for all open tax years (years ended December 31, 2017-December 31, 2020), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2021, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
LVIP Mondrian International Value Fund–8

LVIP Mondrian International Value Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2021.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.90% of the first $200 million of the Fund’s average daily net assets; 0.75% of the next $200 million; and 0.60% of the Fund’s average daily net assets in excess of $400 million.   The management fee is calculated daily and paid monthly.
Mondrian Investment Partners Ltd. (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2021, costs for these administrative and legal services were as follows:
Administrative	$29,040
Legal	4,618
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $2,391 for the six months ended June 30, 2021.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
LVIP Mondrian International Value Fund–9

LVIP Mondrian International Value Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
At June 30, 2021, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LIAC	$571,621
Distribution fees payable to LFD	62,110
Printing and mailing fees payable to Lincoln Life	3,538
Shareholder servicing fees payable to Lincoln Life	24,053
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2021, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$ 79,494,501
Sales	130,989,791
At June 30, 2021, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2021, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$809,501,753
Aggregate unrealized appreciation of investments	$207,626,921
Aggregate unrealized depreciation of investments	(34,604,586)
Net unrealized appreciation of investments	$173,022,335
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2021.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP Mondrian International Value Fund–10

LVIP Mondrian International Value Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Australia	$ 2,751,607	$—	$—	$ 2,751,607
Britain	12,136,871	—	—	12,136,871
Denmark	13,532,307	—	—	13,532,307
France	83,862,138	—	—	83,862,138
Germany	75,916,127	—	—	75,916,127
Hong Kong	70,519,358	—	—	70,519,358
Italy	54,995,729	—	—	54,995,729
Japan	276,152,622	—	—	276,152,622
Netherlands	28,517,473	—	—	28,517,473
Singapore	37,873,543	—	—	37,873,543
Spain	45,840,777	—	—	45,840,777
Sweden	20,167,029	—	—	20,167,029
Switzerland	39,547,038	—	—	39,547,038
Taiwan	26,765,988	—	—	26,765,988
United Kingdom	191,807,631	—	—	191,807,631
Money Market Fund	2,137,850	—	—	2,137,850
Total Investments	$982,524,088	$—	$—	$982,524,088
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/21	12/31/20
Shares sold:
Standard Class	993,248	7,726,110
Service Class	540,695	3,447,422
Shares reinvested:
Standard Class	—	2,158,898
Service Class	—	889,176
	1,533,943	14,221,606
Shares redeemed:
Standard Class	(3,389,692)	(12,507,369)
Service Class	(2,131,611)	(2,882,665)
	(5,521,303)	(15,390,034)
Net decrease	(3,987,360)	(1,168,428)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $300,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 16, 2022.
The Fund had no amounts outstanding as of June 30, 2021, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
LVIP Mondrian International Value Fund–11

LVIP Mondrian International Value Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
Foreign Currency Exchange Contracts–The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of foreign currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
During the six months ended June 30, 2021, the Fund entered into foreign currency exchange contracts facilitate or expedite the settlement of portfolio transactions.
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2021 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$10,698	$(1,892)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2021.
	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average cost)	$—	$136,185
7. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was
LVIP Mondrian International Value Fund–12

LVIP Mondrian International Value Fund
Notes to Financial Statements (continued)
 7. Risk Factors (continued)
first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Mondrian International Value Fund–13

LVIP Mondrian International Value Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 8-9, 2021, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2020 through December 31, 2020. During the period covered by the report, there was one liquidity event due to an extended Taiwanese foreign holiday in February 2020 that caused the LVIP SSGA Emerging Markets Equity Index Fund to classify its Taiwanese securities as illiquid for one day, which caused the Fund to exceed the 15% limit on illiquid securities on that day. The LVIP SSGA Emerging Markets Equity Index Fund was under the 15% limitation the following business day, and there was no impact on the Fund ability to timely meet redemptions. There were no additional liquidity events that impacted the Fund or its respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP Mondrian International Value Fund–14

LVIP Multi-Manager Global Equity Managed Volatility Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2021

LVIP Multi-Manager Global Equity Managed Volatility Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Multi-Manager Global Equity Managed Volatility Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2021 to June 30, 2021
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021 to June 30, 2021.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers and reimbursements in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/21	Ending Account Value 6/30/21	Annualized Expense Ratio	Expenses Paid During Period 1/1/21 to 6/30/21*
Actual
Standard Class Shares	$1,000.00	$1,136.30	0.21%	$1.11
Service Class Shares	1,000.00	1,134.30	0.56%	2.96
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.80	0.21%	$1.05
Service Class Shares	1,000.00	1,022.00	0.56%	2.81

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
The Fund operates under a fund of funds structure. The Fund invests substantially all of its assets in other investment companies, including exchange-traded funds (collectively, the “Underlying Funds”). In addition to the Fund's expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in each table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

LVIP Multi-Manager Global Equity Managed Volatility Fund–1

LVIP Multi-Manager Global Equity Managed Volatility Fund
Security Type/Sector Allocation (unaudited)
As of June 30, 2021
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Affiliated Investments	95.16%
Investment Companies	95.16%
Equity Fund	37.84%
International Equity Funds	57.32%
Unaffiliated Investment	4.49%
Investment Company	4.49%
Money Market Fund	4.49%
Total Investments	99.65%
Receivables and Other Assets Net of Liabilities	0.35%
Total Net Assets	100.00%
LVIP Multi-Manager Global Equity Managed Volatility Fund–2

LVIP Multi-Manager Global Equity Managed Volatility Fund
Schedule of Investments
June 30, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–95.16%
INVESTMENT COMPANIES–95.16%
Equity Fund–37.84%
✧✧Lincoln Variable Insurance Products Trust– LVIP Dimensional U.S. Core Equity 2 Fund	2,534,139	$ 48,794,843
		48,794,843
International Equity Funds–57.32%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Dimensional International Core Equity Fund	923,405	11,873,146
LVIP Loomis Sayles Global Growth Fund	2,898,276	50,247,421
LVIP SSGA Developed International 150 Fund	1,346,970	11,792,719
		73,913,286
Total Affiliated Investments (Cost $86,035,049)		122,708,129
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT–4.49%
INVESTMENT COMPANY–4.49%
Money Market Fund–4.49%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.03%)	5,791,965	$ 5,791,965
Total Unaffiliated Investment (Cost $5,791,965)		5,791,965

TOTAL INVESTMENTS–99.65% (Cost $91,827,014)	128,500,094
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.35%	449,886
NET ASSETS APPLICABLE TO 9,302,793 SHARES OUTSTANDING–100.00%	$128,949,980

✧✧ Standard Class shares.

The following futures contracts were outstanding at June 30, 2021:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
4	British Pound	$ 345,125	$ 353,660	9/13/21	$ —	$ (8,535)
4	Euro	593,250	609,985	9/13/21	—	(16,735)
4	Japanese Yen	450,350	457,076	9/13/21	—	(6,726)
					—	(31,996)
Equity Contracts:
7	E-mini MSCI Emerging Markets Index	477,680	478,756	9/17/21	—	(1,076)
3	E-mini Russell 2000 Index	346,170	348,449	9/17/21	—	(2,279)
14	E-mini S&P 500 Index	3,002,020	2,947,788	9/17/21	54,232	—
3	E-mini S&P MidCap 400 Index	807,720	817,496	9/17/21	—	(9,776)
13	Euro STOXX 50 Index	625,145	633,391	9/17/21	—	(8,246)
4	FTSE 100 Index	386,245	390,511	9/17/21	—	(4,266)
2	Nikkei 225 Index (OSE)	518,115	523,794	9/9/21	—	(5,679)
					54,232	(31,322)
Total Futures Contracts					$54,232	$(63,318)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.
LVIP Multi-Manager Global Equity Managed Volatility Fund–3

LVIP Multi-Manager Global Equity Managed Volatility Fund
Schedule of Investments (continued)
[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2021. Only current day variation margin is reported on the Statement of Assets and Liabilities.

Summary of Abbreviations:
FTSE–Financial Times Stock Exchange
MSCI–Morgan Stanley Capital International
OSE–Osaka Securities Exchange
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP Multi-Manager Global Equity Managed Volatility Fund–4

LVIP Multi-Manager Global Equity Managed Volatility Fund
Statement of Assets and Liabilities
June 30, 2021 (unaudited)
ASSETS:
Affiliated investments, at value	$122,708,129
Unaffiliated investment, at value	5,791,965
Cash collateral held at broker for futures contracts	400,476
Receivable for fund shares sold	165,439
Receivable for securities sold	32,747
Expense reimbursement receivable from Lincoln Investment Advisors Corporation	15,194
Prepaid expenses	206
Dividends and interest receivable	161
TOTAL ASSETS	129,114,317
LIABILITIES:
Due to manager and affiliates	64,501
Payable for fund shares redeemed	50,934
Other accrued expenses payable	37,490
Variation margin due to broker on futures contracts	11,412
TOTAL LIABILITIES	164,337
TOTAL NET ASSETS	$128,949,980
Affiliated investments, at cost	$ 86,035,049
Unaffiliated investment, at cost	5,791,965
Standard Class:
Net Assets	$ 3,725,770
Shares Outstanding	267,968
Net Asset Value Per Share	$ 13.904
Service Class:
Net Assets	$125,224,210
Shares Outstanding	9,034,825
Net Asset Value Per Share	$ 13.860
COMPONENTS OF NET ASSETS AT JUNE 30, 2021:
Shares of beneficial interest (unlimited authorization–no par)	$ 96,791,708
Distributable earnings/(accumulated loss)	32,158,272
TOTAL NET ASSETS	$128,949,980
See accompanying notes, which are an integral part of the financial statements.
LVIP Multi-Manager Global Equity Managed Volatility Fund–5

LVIP Multi-Manager Global Equity Managed Volatility Fund
Statement of Operations
Six Months Ended June 30, 2021 (unaudited)
INVESTMENT INCOME:
Dividends from unaffiliated investments	$ 554
EXPENSES:
Distribution fees-Service Class	200,556
Management fees	147,754
Accounting and administration expenses	35,350
Shareholder servicing fees	17,140
Professional fees	15,387
Custodian fees	2,152
Reports and statements to shareholders	1,601
Consulting fees	1,476
Trustees’ fees and expenses	1,176
Pricing fees	385
Other	1,741
424,718
Less:
Management fees waived	(5,910)
Expenses reimbursed	(94,138)
Total operating expenses	324,670
NET INVESTMENT LOSS	(324,116)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of affiliated investments	(31,078)
Futures contracts	766,390
Net realized gain	735,312
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	14,390,575
Foreign currencies	58
Futures contracts	(126,714)
Net change in unrealized appreciation (depreciation)	14,263,919
NET REALIZED AND UNREALIZED GAIN	14,999,231
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$14,675,115
See accompanying notes, which are an integral part of the financial statements.
LVIP Multi-Manager Global Equity Managed Volatility Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/21 (unaudited)	Year Ended 12/31/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ (324,116)	$ 486,124
Net realized gain (loss)	735,312	(75,081)
Net change in unrealized appreciation (depreciation)	14,263,919	12,963,124
Net increase in net assets resulting from operations	14,675,115	13,374,167
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(66,408)
Service Class	—	(1,748,656)
	—	(1,815,064)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	834,983	104,665
Service Class	19,027,819	17,549,704
Reinvestment of dividends and distributions:
Standard Class	—	66,408
Service Class	—	1,748,656
	19,862,802	19,469,433
Cost of shares redeemed:
Standard Class	(782,229)	(157,196)
Service Class	(8,749,519)	(11,864,308)
	(9,531,748)	(12,021,504)
Increase in net assets derived from capital share transactions	10,331,054	7,447,929
NET INCREASE IN NET ASSETS	25,006,169	19,007,032
NET ASSETS:
Beginning of period	103,943,811	84,936,779
End of period	$128,949,980	$103,943,811
See accompanying notes, which are an integral part of the financial statements.
LVIP Multi-Manager Global Equity Managed Volatility Fund–6

LVIP Multi-Manager Global Equity Managed Volatility Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Multi-Manager Global Equity Managed Volatility Fund Standard Class
	Six Months Ended 6/30/21[1] (unaudited)	Year Ended
		12/31/20 [2]	12/31/19	12/31/18	12/31/17	12/31/16 [3]
Net asset value, beginning of period	$ 12.236	$ 10.826	$ 9.175	$ 11.106	$ 9.404	$ 9.018
Income (loss) from investment operations:
Net investment income (loss)[4]	(0.014)	0.097	0.101	0.116	0.152	0.139
Net realized and unrealized gain (loss)	1.682	1.568	1.706	(1.027)	1.787	0.393
Total from investment operations	1.668	1.665	1.807	(0.911)	1.939	0.532
Less dividends and distributions from:
Net investment income	—	(0.255)	(0.077)	(0.109)	(0.176)	(0.146)
Net realized gain	—	—	(0.079)	(0.911)	(0.061)	—
Total dividends and distributions	—	(0.255)	(0.156)	(1.020)	(0.237)	(0.146)
Net asset value, end of period	$ 13.904	$ 12.236	$ 10.826	$ 9.175	$ 11.106	$ 9.404
Total return[5]	13.63%	15.47%	19.77%	(8.22%)	20.61%	5.90%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 3,726	$ 3,236	$ 2,859	$ 2,329	$ 3,078	$ 2,411
Ratio of expenses to average net assets[6]	0.21%	0.21%	0.22%	0.26%	0.34%	0.35%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.38%	0.43%	0.42%	0.40%	0.42%	0.47%
Ratio of net investment income (loss) to average net assets	(0.21%) [7]	0.93%	1.00%	1.04%	1.47%	1.54%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.38%) [7]	0.71%	0.80%	0.90%	1.39%	1.42%
Portfolio turnover	7%	17%	13%	103%	10%	19%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.
[3]	Effective May 1, 2016, SSGA Funds Management, Inc. was responsible for the day-to-day management of the Fund’s volatility management overlay, replacing Lincoln Investment Advisors Corporation.
[4]	The average shares outstanding method has been applied for per share information.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[7]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Multi-Manager Global Equity Managed Volatility Fund–7

LVIP Multi-Manager Global Equity Managed Volatility Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Multi-Manager Global Equity Managed Volatility Fund Service Class
	Six Months Ended 6/30/21[1] (unaudited)	Year Ended
		12/31/20 [2]	12/31/19	12/31/18	12/31/17	12/31/16 [3]
Net asset value, beginning of period	$ 12.219	$ 10.818	$ 9.170	$ 11.103	$ 9.405	$ 9.020
Income (loss) from investment operations:
Net investment income (loss)[4]	(0.037)	0.060	0.065	0.077	0.116	0.108
Net realized and unrealized gain (loss)	1.678	1.561	1.703	(1.024)	1.783	0.392
Total from investment operations	1.641	1.621	1.768	(0.947)	1.899	0.500
Less dividends and distributions from:
Net investment income	—	(0.220)	(0.041)	(0.075)	(0.140)	(0.115)
Net realized gain	—	—	(0.079)	(0.911)	(0.061)	—
Total dividends and distributions	—	(0.220)	(0.120)	(0.986)	(0.201)	(0.115)
Net asset value, end of period	$ 13.860	$ 12.219	$ 10.818	$ 9.170	$ 11.103	$ 9.405
Total return[5]	13.43%	15.07%	19.35%	(8.55%)	20.18%	5.54%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$125,224	$100,707	$ 82,078	$ 71,417	$ 61,100	$42,961
Ratio of expenses to average net assets[6]	0.56%	0.56%	0.57%	0.61%	0.69%	0.70%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.73%	0.78%	0.77%	0.75%	0.77%	0.82%
Ratio of net investment income (loss) to average net assets	(0.56%) [7]	0.58%	0.65%	0.69%	1.12%	1.19%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.73%) [7]	0.36%	0.45%	0.55%	1.04%	1.07%
Portfolio turnover	7%	17%	13%	103%	10%	19%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.
[3]	Effective May 1, 2016, SSGA Funds Management, Inc. was responsible for the day-to-day management of the Fund’s volatility management overlay, replacing Lincoln Investment Advisors Corporation.
[4]	The average shares outstanding method has been applied for per share information.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[7]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Multi-Manager Global Equity Managed Volatility Fund–8

LVIP Multi-Manager Global Equity Managed Volatility Fund
Notes to Financial Statements
June 30, 2021 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 105 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Multi-Manager Global Equity Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, including exchange-traded funds (“ETFs”) that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or unaffiliated managers (collectively, the “Underlying Funds”). The Fund is advised by LIAC. The Underlying Funds invest in U.S. and foreign stocks. In addition to investment companies, the Fund may invest in individual securities, such as money market securities, and employs an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility. Financial statements for the Underlying Funds can be found at www.sec.gov.
The Fund’s investment objective is to seek long-term growth of capital.
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation –ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2021 and for all open tax years (years ended December 31, 2017-December 31, 2020), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During six months ended June 30, 2021, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
LVIP Multi-Manager Global Equity Managed Volatility Fund–9

LVIP Multi-Manager Global Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.
 The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
LIAC is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.25% of the Fund's average daily net assets.   LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.01% of the Fund's average daily net assets.   This agreement will continue at least through April 30, 2022, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LIAC.   The management fee, net of waivers, is calculated daily and paid monthly.
 The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LIAC).
LIAC has contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.21% of average daily net assets for the Standard Class and 0.56% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue at least through April 30, 2022 and cannot be terminated before that date without the mutual agreement of the Board and LIAC.
LIAC retains the right to receive reimbursements of excess amounts waived or paid by LIAC under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LIAC and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2021, LIAC has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2022	2023	Total
LIAC	$ 121,583	$ 177,620	$ 299,203
Schroder Investment Management North America Inc. (“Sub-Adviser”) and Schroder Investment Management North America Limited (“Sub-Sub-Adviser”) are responsible for managing the Fund's volatility management overlay. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets. The Sub-Adviser pays the Sub-Sub-Adviser directly for services performed.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2021, costs for these administrative and legal services were as follows:
Administrative	$3,424
Legal	545
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $444 for the six months ended June 30, 2021.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
LVIP Multi-Manager Global Equity Managed Volatility Fund–10

LVIP Multi-Manager Global Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At June 30, 2021, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LIAC	$15,194
Management fees payable to LIAC	25,251
Distribution fees payable to LFD	35,755
Printing and mailing fees payable to Lincoln Life	444
Shareholder servicing fees payable to Lincoln Life	3,051
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the six months ended June 30, 2021, were as follows:
	Value 12/31/20	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/21	Number of Shares 06/30/21	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-95.16%@
Equity Fund-37.84%@
✧✧LVIP Dimensional U.S. Core Equity 2 Fund	$39,513,360	$ 5,705,937	$3,693,826	$ 72,894	$ 7,196,478	$ 48,794,843	2,534,139	$—	$—
International Equity Funds-57.32%@
✧✧LVIP Dimensional International Core Equity Fund	9,987,039	1,503,200	817,525	10,572	1,189,860	11,873,146	923,405	—	—
✧✧LVIP Loomis Sayles Global Growth Fund	39,317,932	8,387,157	1,834,691	(18,731)	4,395,754	50,247,421	2,898,276	—	—
✧✧LVIP SSGA Developed International 150 Fund	9,936,411	1,413,020	1,069,382	(95,813)	1,608,483	11,792,719	1,346,970	—	—
Total	$ 98,754,742	$17,009,314	$ 7,415,424	$ (31,078)	$14,390,575	$122,708,129		$ —	$ —

@ As a percentage of Net Assets as of June 30, 2021.
✧✧ Standard Class shares.
3. Investments
For the six months ended June 30, 2021, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$17,009,314
Sales	7,415,423
LVIP Multi-Manager Global Equity Managed Volatility Fund–11

LVIP Multi-Manager Global Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
At June 30, 2021, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2021, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes for the Fund were as follows:
Cost of investments and derivatives	$91,827,014
Aggregate unrealized appreciation of investments and derivatives	$36,727,312
Aggregate unrealized depreciation of investments and derivatives	(63,318)
Net unrealized appreciation of investments and derivatives	$36,663,994
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Assets and Liabilities are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2021.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Companies	$122,708,129	$—	$—	$122,708,129
Unaffiliated Investment Company	5,791,965	—	—	5,791,965
Total Investments	$128,500,094	$—	$—	$128,500,094
Derivatives:
Assets:
Futures Contract	$ 54,232	$—	$—	$ 54,232
Liabilities:
Futures Contracts	$ (63,318)	$—	$—	$ (63,318)
There were no Level 3 investments at the beginning or end of the period.
LVIP Multi-Manager Global Equity Managed Volatility Fund–12

LVIP Multi-Manager Global Equity Managed Volatility Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/21	12/31/20
Shares sold:
Standard Class	63,876	10,020
Service Class	1,452,573	1,614,225
Shares reinvested:
Standard Class	—	5,608
Service Class	—	148,350
	1,516,449	1,778,203
Shares redeemed:
Standard Class	(60,408)	(15,196)
Service Class	(659,853)	(1,107,504)
	(720,261)	(1,122,700)
Net increase	796,188	655,503
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $300,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 16, 2022.
The Fund had no amounts outstanding as of June 30, 2021, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2021, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool and to hedge currency risks associated with the Fund's investments.
Fair values of derivative instruments as of June 30, 2021 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Equity contracts)*	Variation margin due to broker on futures contracts	$54,232	Variation margin due to broker on futures contracts	$(31,322)
Futures contracts (Currency contracts)*	Variation margin due to broker on futures contracts	—	Variation margin due to broker on futures contracts	(31,996)
Total		$54,232		$(63,318)

LVIP Multi-Manager Global Equity Managed Volatility Fund–13

LVIP Multi-Manager Global Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
*	Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2021. Only current day variation margin is reported on the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2021 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$745,658	$ (81,453)
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	20,732	(45,261)
Total		$766,390	$(126,714)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2021.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$6,736,725	$—
7. Risk Factors
Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Multi-Manager Global Equity Managed Volatility Fund–14

LVIP Multi-Manager Global Equity Managed Volatility Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 8-9, 2021, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2020 through December 31, 2020. During the period covered by the report, there was one liquidity event due to an extended Taiwanese foreign holiday in February 2020 that caused the LVIP SSGA Emerging Markets Equity Index Fund to classify its Taiwanese securities as illiquid for one day, which caused the Fund to exceed the 15% limit on illiquid securities on that day. The LVIP SSGA Emerging Markets Equity Index Fund was under the 15% limitation the following business day, and there was no impact on the Fund ability to timely meet redemptions. There were no additional liquidity events that impacted the Fund or its respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP Multi-Manager Global Equity Managed Volatility Fund–15

LVIP PIMCO Low Duration Bond Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2021

LVIP PIMCO Low Duration Bond Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP PIMCO Low Duration Bond Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2021 to June 30, 2021
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021 to June 30, 2021.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers and reimbursements in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/21	Ending Account Value 6/30/21	Annualized Expense Ratio	Expenses Paid During Period 1/1/21 to 6/30/21*
Actual
Standard Class Shares	$1,000.00	$1,000.10	0.54%	$2.68
Service Class Shares	1,000.00	998.90	0.79%	3.92
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.10	0.54%	$2.71
Service Class Shares	1,000.00	1,020.90	0.79%	3.96

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP PIMCO Low Duration Bond Fund–1

LVIP PIMCO Low Duration Bond Fund
Security Type/Sector Allocation and Credit Quality Ratings (unaudited)
As of June 30, 2021
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Agency Asset-Backed Security	0.07%
Agency Collateralized Mortgage Obligations	6.20%
Agency Commercial Mortgage-Backed Security	0.13%
Agency Mortgage-Backed Security	0.95%
Agency Obligations	7.05%
Corporate Bonds	54.17%
Aerospace & Defense	0.97%
Agriculture	0.91%
Airlines	0.40%
Auto Manufacturers	5.69%
Banks	16.67%
Building Materials	0.45%
Chemicals	0.45%
Commercial Services	0.62%
Computers	0.58%
Diversified Financial Services	7.56%
Electric	3.33%
Engineering & Construction	0.03%
Food	0.43%
Gas	0.26%
Health Care Services	0.44%
Holding Companies-Diversified	0.23%
Home Builders	0.60%
Insurance	1.59%
Investment Company Security	0.53%
Lodging	0.48%
Media	1.28%
Oil & Gas	1.70%
Packaging & Containers	0.68%
Pharmaceuticals	1.03%
Pipelines	0.58%
Retail	0.46%
Savings & Loans	0.87%
Semiconductors	1.07%
Software	0.70%
Telecommunications	1.93%
Transportation	0.28%
Trucking & Leasing	1.37%
Municipal Bonds	0.65%
Non-Agency Asset-Backed Securities	13.76%
Non-Agency Collateralized Mortgage Obligations	6.02%
Non-Agency Commercial Mortgage-Backed Securities	2.98%
Sovereign Bonds	4.11%
Security Type/Sector	Percentage of Net Assets
Supranational Bank	0.30%
Options Purchased	0.00%
Money Market Fund	0.04%
Short-Term Investments	2.75%
Total Investments	99.18%
Options Written	(0.01%)
Receivables and Other Assets Net of Liabilities	0.83%
Total Net Assets	100.00%

Credit Quality Ratings (as a % of fixed income investments)#
U.S. Government	14.45%
AAA	22.23%
AA	4.17%
A	29.63%
BBB	22.91%
BB	2.87%
Non-Rated	1.58%
Short-Term Investments	2.16%
Total	100.00%

#	For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s Rating Services (“S&P”) or Moody’s Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.

LVIP PIMCO Low Duration Bond Fund–2

LVIP PIMCO Low Duration Bond Fund
Statement of Net Assets
June 30, 2021 (unaudited)
	Principal Amount°	Value (U.S. $)
AGENCY ASSET-BACKED SECURITY–0.07%
•SLC Student Loan Trust Series 2005-3 A3 0.24% (LIBOR03M + 0.12%) 6/15/29	680,869	$ 678,568
Total Agency Asset-Backed Security (Cost $679,123)		678,568
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–6.20%
Fannie Mae REMICs
•Series 2011-86 NF 0.64% (LIBOR01M + 0.55%) 9/25/41	1,309,215	1,325,653
Series 2013-6 JB 1.50% 2/25/43	8,028,743	8,071,032
•Series 2014-49 AF 0.43% (LIBOR01M + 0.32%) 8/25/44	571,577	569,458
•Series 2017-95 FA 0.46% (LIBOR01M + 0.35%) 11/25/47	3,196,926	3,197,014
•Series 2019-53 FA 0.51% (LIBOR01M + 0.40%) 9/25/49	3,696,421	3,698,125
•Series 2020-29 FC 0.91% (LIBOR01M + 0.80%) 5/25/50	4,049,263	4,118,633
Freddie Mac REMICs
• 0.51% (LIBOR01M + 0.40%) 12/15/38	4,956,574	4,951,618
1.50% 12/15/42	8,175,270	8,220,938
•Series 4347 WF 0.51% (LIBOR01M + 0.40%) 1/15/40	1,305,855	1,303,179
•Series 4367 GF 0.46% (LIBOR01M + 0.35%) 3/15/37	3,628,361	3,615,676
•Series 4419 AF 0.45% (LIBOR01M + 0.34%) 6/15/40	2,275,408	2,270,617
•Series 4730 WF 0.46% (LIBOR01M + 0.35%) 8/15/38	3,840,044	3,829,332
Series 4948 E 2.50% 10/25/48	613,306	626,316
•Freddie Mac Strips
Series 328 F4 0.46% (LIBOR01M + 0.35%) 2/15/38	3,716,844	3,689,805
Series 330 F4 0.46% (LIBOR01M + 0.35%) 10/15/37	1,730,653	1,714,123
•GNMA
Series 2016-H11 F 0.91% (LIBOR01M + 0.80%) 5/20/66	2,115,116	2,158,819
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•GNMA (continued)
Series 2016-H17 FC 0.94% (LIBOR01M + 0.83%) 8/20/66	1,872,069	$ 1,914,877
Series 2016-H19 FA 0.89% (LIBOR01M + 0.78%) 9/20/66	1,788,708	1,822,395
Total Agency Collateralized Mortgage Obligations (Cost $56,533,573)		57,097,610
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITY–0.13%
•Fannie Mae-Aces Series 2017-M13 FA 0.50% (LIBOR01M + 0.40%) 10/25/24	1,181,644	1,182,841
Total Agency Commercial Mortgage-Backed Security (Cost $1,181,644)		1,182,841
AGENCY MORTGAGE-BACKED SECURITY–0.95%
Freddie Mac REMICs 1.00% 8/15/44	8,819,254	8,790,056
Total Agency Mortgage-Backed Security (Cost $8,810,329)		8,790,056
AGENCY OBLIGATIONS–7.05%
Federal Home Loan Banks
×0.90% 2/26/27	4,700,000	4,656,264
0.92% 2/26/27	9,400,000	9,277,479
Federal Home Loan Mortgage
0.65% 10/27/25	12,000,000	11,892,929
0.80% 10/27/26	9,000,000	8,896,030
Federal National Mortgage Association
0.65% 8/25/25	18,300,000	18,233,490
0.70% 7/30/25	7,000,000	6,980,052
0.88% 12/18/26	5,000,000	4,969,191
Total Agency Obligations (Cost $65,340,936)		64,905,435
CORPORATE BONDS–54.17%
Aerospace & Defense–0.97%
Boeing
1.43% 2/4/24	1,100,000	1,102,911
4.51% 5/1/23	7,300,000	7,782,491
		8,885,402
Agriculture–0.91%
BAT Capital 3.22% 8/15/24	908,000	964,441
Imperial Brands Finance
3.13% 7/26/24	5,500,000	5,789,464
3.75% 7/21/22	1,600,000	1,641,734
		8,395,639
LVIP PIMCO Low Duration Bond Fund–3

LVIP PIMCO Low Duration Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Airlines–0.40%
♦Continental Airlines Pass Through Trust 5.98% 10/19/23	358,885	$ 366,989
Delta Air Lines 3.63% 3/15/22	3,200,000	3,245,041
♦Northwest Airlines Pass Through Trust 6.26% 5/20/23	60,944	62,164
		3,674,194
Auto Manufacturers–5.69%
Daimler Finance North America
0.75% 3/1/24	5,000,000	5,010,512
•1.06% (LIBOR03M + 0.90%) 2/15/22	8,500,000	8,544,586
Ford Motor Credit
•1.07% (LIBOR03M + 0.88%) 10/12/21	800,000	798,979
4.25% 9/20/22	2,900,000	2,994,453
5.60% 1/7/22	1,000,000	1,020,520
5.88% 8/2/21	4,000,000	4,020,400
General Motors Financial
3.55% 7/8/22	1,400,000	1,444,988
4.20% 11/6/21	5,200,000	5,268,104
Hyundai Capital America
•1.14% (LIBOR03M + 0.94%) 7/8/21	1,100,000	1,100,131
1.15% 11/10/22	5,000,000	5,033,295
2.85% 11/1/22	2,800,000	2,879,014
Nissan Motor Acceptance
•0.84% (LIBOR03M + 0.65%) 7/13/22	600,000	601,116
•1.08% (LIBOR03M + 0.89%) 1/13/22	3,100,000	3,107,418
2.60% 9/28/22	200,000	204,123
2.65% 7/13/22	1,000,000	1,016,317
3.65% 9/21/21	5,000,000	5,033,176
Volkswagen Group of America Finance 0.88% 11/22/23	3,500,000	3,509,293
VW Credit Canada 2.65% 6/27/22	1,000,000	822,472
		52,408,897
Banks–16.67%
Aozora Bank 3.81% 9/7/21	1,500,000	1,508,040
•Banco Santander Chile 1.34% (LIBOR03M + 1.20%) 11/28/21	2,000,000	2,005,068
μBank of America 3.30% 4/24/24	6,000,000	5,043,156
Barclays
•1.54% (LIBOR03M + 1.38%) 5/16/24	5,500,000	5,601,585
μ4.34% 5/16/24	4,000,000	4,264,743
•Citigroup 1.56% (LIBOR03M + 1.43%) 9/1/23	8,000,000	8,112,932
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
μCredit Agricole 1.25% 1/26/27	350,000	$ 344,587
Danske Bank
μ1.17% 12/8/23	980,000	984,917
•1.18% (LIBOR03M + 1.06%) 9/12/23	6,200,000	6,268,368
5.00% 1/12/22	2,000,000	2,046,403
•First Abu Dhabi Bank PJSC 1.13% (LIBOR03M + 0.95%) 4/16/22	2,000,000	2,007,000
Goldman Sachs Group
0.52% 3/8/23	3,100,000	3,102,706
μ2.88% 10/31/22	3,250,000	3,275,576
HSBC Holdings
μ0.98% 5/24/25	3,100,000	3,097,396
•1.14% 2/16/24	4,700,000	3,552,248
•1.35% (LIBOR03M + 1.23%) 3/11/25	2,350,000	2,397,799
•JPMorgan Chase & Co 3.66% (LIBOR03M + 3.47%) 12/29/49	2,787,000	2,793,968
μJPMorgan Chase & Co. 0.70% 3/16/24	2,200,000	2,206,684
Lloyds Banking Group
μ2.86% 3/17/23	2,600,000	2,644,475
4.05% 8/16/23	6,500,000	6,968,597
Mitsubishi UFJ Financial Group
1.41% 7/17/25	4,000,000	4,038,194
2.62% 7/18/22	4,896,000	5,016,590
3.76% 7/26/23	6,000,000	6,410,365
Mizuho Financial Group
•0.74% (LIBOR03M + 0.61%) 9/8/24	3,000,000	3,015,183
•0.78% (LIBOR03M + 0.63%) 5/25/24	2,617,000	2,633,068
•0.97% (LIBOR03M + 0.85%) 9/13/23	2,400,000	2,416,865
μ1.24% 7/10/24	2,300,000	2,331,696
μMorgan Stanley
0.73% 4/5/24	5,000,000	5,010,475
0.79% 5/30/25	3,900,000	3,886,235
μNatwest Group
3.50% 5/15/23	5,000,000	5,130,198
4.52% 6/25/24	4,200,000	4,509,040
QNB Finance
•1.18% (LIBOR03M + 1.00%) 5/2/22	3,800,000	3,812,273
2.13% 9/7/21	3,500,000	3,507,596
Santander Holdings USA 3.40% 1/18/23	900,000	937,018
μSociete Generale 1.49% 12/14/26	5,600,000	5,549,124
Standard Chartered
•1.27% (SOFR + 1.25%) 10/14/23	3,600,000	3,635,939

LVIP PIMCO Low Duration Bond Fund–4

LVIP PIMCO Low Duration Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Standard Chartered (continued)
μ1.32% 10/14/23	1,800,000	$ 1,815,498
Sumitomo Mitsui Financial Group
0.51% 1/12/24	3,000,000	2,987,590
1.47% 7/8/25	2,500,000	2,524,564
2.78% 10/18/22	6,000,000	6,186,931
•UBS AG 0.91% 7/30/25	2,000,000	1,520,374
μUBS Group 1.01% 7/30/24	1,800,000	1,812,963
Wells Fargo & Co 2.51% 10/27/23	8,000,000	6,657,064
		153,571,091
Building Materials–0.45%
Carrier Global 2.24% 2/15/25	4,000,000	4,159,078
		4,159,078
Chemicals–0.45%
International Flavors & Fragrances 1.23% 10/1/25	4,200,000	4,177,417
		4,177,417
Commercial Services–0.62%
Equifax 3.60% 8/15/21	2,900,000	2,911,529
Global Payments 1.20% 3/1/26	2,800,000	2,773,259
		5,684,788
Computers–0.58%
Dell International 5.45% 6/15/23	4,900,000	5,315,831
		5,315,831
Diversified Financial Services–7.56%
AerCap Ireland Capital
3.95% 2/1/22	1,100,000	1,118,581
5.00% 10/1/21	2,300,000	2,324,985
Air Lease 4.25% 2/1/24	5,200,000	5,638,419
Aircastle 5.50% 2/15/22	1,900,000	1,956,279
Ally Financial 1.45% 10/2/23	4,500,000	4,566,983
Aviation Capital Group 2.88% 1/20/22	6,100,000	6,161,986
Avolon Holdings Funding 2.88% 2/15/25	4,700,000	4,839,127
BOC Aviation
2.38% 9/15/21	750,000	751,095
2.75% 12/2/23	2,000,000	2,066,376
3.00% 5/23/22	4,000,000	4,059,321
Cantor Fitzgerald 6.50% 6/17/22	3,500,000	3,691,239
International Lease Finance 5.88% 8/15/22	800,000	846,580
LeasePlan 2.88% 10/24/24	5,000,000	5,251,085
LSEGA Financing 0.65% 4/6/24	6,500,000	6,492,195
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Mitsubishi UFJ Lease & Finance 2.65% 9/19/22	6,700,000	$ 6,851,765
Nomura Holdings
1.85% 7/16/25	6,300,000	6,439,835
2.65% 1/16/25	2,600,000	2,731,469
ORIX 2.90% 7/18/22	2,000,000	2,051,980
Park Aerospace Holdings 4.50% 3/15/23	1,700,000	1,787,001
		69,626,301
Electric–3.33%
AES 1.38% 1/15/26	5,200,000	5,148,981
Enel Finance International 4.25% 9/14/23	900,000	969,520
FirstEnergy 3.35% 7/15/22	3,030,000	3,079,995
Israel Electric 5.00% 11/12/24	4,000,000	4,470,400
•Korea Southern Power 1.01% 10/30/24	2,500,000	1,893,414
Pacific Gas and Electric
•1.60% (LIBOR03M + 1.48%) 6/16/22	1,400,000	1,400,547
1.75% 6/16/22	7,700,000	7,695,753
2.10% 8/1/27	1,300,000	1,262,539
2.95% 3/1/26	200,000	204,510
3.25% 6/15/23	100,000	103,349
3.40% 8/15/24	500,000	524,766
3.75% 2/15/24	100,000	104,826
3.85% 11/15/23	200,000	209,587
Southern California Edison 1.10% 4/1/24	3,600,000	3,624,795
		30,692,982
Engineering & Construction–0.03%
Heathrow Funding 4.88% 7/15/23	300,000	300,435
		300,435
Food–0.43%
McCormick & Co. 2.70% 8/15/22	900,000	921,341
Mondelez International Holdings Netherlands 2.00% 10/28/21	3,000,000	3,012,665
		3,934,006
Gas–0.26%
^British Transco International Finance 0.00% 11/4/21	520,000	519,226
CenterPoint Energy Resources
•0.63% (LIBOR03M + 0.50%) 3/2/23	700,000	700,165
0.70% 3/2/23	1,200,000	1,200,114
		2,419,505

LVIP PIMCO Low Duration Bond Fund–5

LVIP PIMCO Low Duration Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services–0.44%
CommonSpirit Health 1.55% 10/1/25	4,000,000	$ 4,034,240
		4,034,240
Holding Companies-Diversified–0.23%
CK Hutchison International 19 3.25% 4/11/24	2,000,000	2,128,394
		2,128,394
Home Builders–0.60%
DR Horton 4.38% 9/15/22	1,000,000	1,036,474
Lennar
4.50% 4/30/24	3,000,000	3,281,250
5.88% 11/15/24	1,100,000	1,250,161
		5,567,885
Insurance–1.59%
•Athene Global Funding 1.42% (LIBOR03M + 1.23%) 7/1/22	9,000,000	9,090,391
Equitable Financial Life Global Funding 1.00% 1/9/26	4,500,000	4,425,632
GA Global Funding Trust 1.63% 1/15/26	1,100,000	1,113,564
		14,629,587
Investment Company Security–0.53%
KKR Financial Holdings 5.40% 5/23/33	4,500,000	4,874,355
		4,874,355
Lodging–0.48%
MGM Resorts International 7.75% 3/15/22	4,200,000	4,389,840
		4,389,840
Media–1.28%
Charter Communications Operating
•1.83% (LIBOR03M + 1.65%) 2/1/24	3,000,000	3,083,760
4.46% 7/23/22	2,000,000	2,070,577
4.50% 2/1/24	3,000,000	3,267,510
TWDC Enterprises 18 2.76% 10/7/24	4,000,000	3,379,003
		11,800,850
Oil & Gas–1.70%
BG Energy Capital 4.00% 10/15/21	3,000,000	3,031,148
•Occidental Petroleum 1.61% (LIBOR03M + 1.45%) 8/15/22	5,000,000	4,975,181
Petronas Energy Canada 2.11% 3/23/28	2,400,000	2,425,047
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
•Valero Energy 1.27% (LIBOR03M + 1.15%) 9/15/23	4,400,000	$ 4,407,788
Woodside Finance 3.65% 3/5/25	800,000	854,126
		15,693,290
Packaging & Containers–0.68%
Berry Global
0.95% 2/15/24	2,100,000	2,101,827
1.57% 1/15/26	4,200,000	4,201,260
		6,303,087
Pharmaceuticals–1.03%
AbbVie 2.30% 11/21/22	7,400,000	7,595,535
Bayer US Finance 3.00% 10/8/21	1,200,000	1,208,546
Bristol-Myers Squibb 3.20% 6/15/26	600,000	658,624
		9,462,705
Pipelines–0.58%
Energy Transfer Operating 4.25% 3/15/23	1,700,000	1,783,608
Sabine Pass Liquefaction 6.25% 3/15/22	3,500,000	3,590,099
		5,373,707
Retail–0.46%
7-Eleven 0.95% 2/10/26	4,300,000	4,222,661
		4,222,661
Savings & Loans–0.87%
Nationwide Building Society
2.00% 1/27/23	5,400,000	5,540,389
2.45% 7/27/21	2,500,000	2,503,895
		8,044,284
Semiconductors–1.07%
Broadcom 3.46% 9/15/26	6,253,000	6,809,500
NXP
4.63% 6/1/23	1,000,000	1,074,742
4.88% 3/1/24	1,800,000	1,981,444
		9,865,686
Software–0.70%
Citrix Systems 1.25% 3/1/26	1,900,000	1,876,143
Oracle 1.65% 3/25/26	4,500,000	4,561,480
		6,437,623
Telecommunications–1.93%
•AT&T 1.28% 9/19/23	2,170,000	1,646,034
Crown Castle Towers 3.22% 5/15/42	2,200,000	2,204,515
Sprint 7.25% 9/15/21	3,000,000	3,044,340

LVIP PIMCO Low Duration Bond Fund–6

LVIP PIMCO Low Duration Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
Sprint Spectrum 3.36% 3/20/23	120,938	$ 121,605
T-Mobile USA 1.50% 2/15/26	5,600,000	5,642,784
•Verizon Communications 1.26% 2/17/23	6,800,000	5,143,544
		17,802,822
Transportation–0.28%
Kansas City Southern
3.00% 5/15/23	1,250,000	1,296,569
3.13% 6/1/26	1,200,000	1,297,358
		2,593,927
Trucking & Leasing–1.37%
•GATX 0.90% (LIBOR03M + 0.72%) 11/5/21	1,600,000	1,602,994
Penske Truck Leasing 3.45% 7/1/24	5,000,000	5,361,195
SMBC Aviation Capital Finance
2.65% 7/15/21	4,600,000	4,603,404
3.00% 7/15/22	1,000,000	1,022,800
		12,590,393
Total Corporate Bonds (Cost $491,212,260)		499,060,902
MUNICIPAL BONDS–0.65%
State of Hawaii Series GB 0.80% 10/1/24	3,000,000	3,008,588
University of California Series BG 0.88% 5/15/25	3,000,000	3,009,744
Total Municipal Bonds (Cost $6,007,474)		6,018,332
NON-AGENCY ASSET-BACKED SECURITIES–13.76%
•Accredited Mortgage Loan Trust Series 2004-3 2A2 1.29% (LIBOR01M + 1.20%) 10/25/34	9,159	9,164
•AMMC CLO Series 2015-16A AR2 1.17% (LIBOR03M + 0.98%) 4/14/29	700,000	699,884
•Amortizing Residential Collateral Trust Series 2004-1 A5 1.09% (LIBOR01M + 1.00%) 10/25/34	40,514	40,417
•Arbor Realty Commercial Real Estate Notes Series 2019-FL1 A 1.22% (LIBOR01M + 1.15%) 5/15/37	1,100,000	1,100,349
•Asset Backed Securities Home Equity Loan Trust Series 2004-HE2 M1 0.92% (LIBOR01M + 0.83%) 4/25/34	1,941,963	1,912,739
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Assurant CLO Series 2018-3A AR 1.14% (LIBOR03M + 1.04%) 10/20/31	600,000	$ 600,000
•Atrium XII Series 12A AR 1.01% (LIBOR03M + 0.83%) 4/22/27	4,528,272	4,525,537
•Bain Capital Euro CLO 0.74% (EURIBOR03M + 0.74%) 1/20/32	3,000,000	3,538,283
•Bear Stearns Asset Backed Securities I Trust Series 2005-AQ1 M3 1.22% (LIBOR01M + 1.13%) 3/25/35	1,104,000	1,099,002
•Bear Stearns Asset Backed Securities Trust Series 2003-2 A3 1.59% (LIBOR01M + 1.50%) 3/25/43	49,225	49,737
•Carlyle Global Market Strategies Euro CLO Series 2017-3A A1R 0.70% (EURIBOR03M + 0.70%) 1/15/31	800,000	948,956
•Catamaran CLO Series 2016-1A A1R 1.28% (LIBOR03M + 1.09%) 1/18/29	4,128,532	4,127,318
•CBAM Series 2017-3A A 1.42% (LIBOR03M + 1.23%) 10/17/29	2,500,000	2,500,787
•CWABS Asset-Backed Certificates Trust Series 2004-6 1A1 0.63% (LIBOR01M + 0.54%) 12/25/34	1,786,586	1,739,268
•Dryden XXVII-R Euro CLO Series 2017-27A AR 0.66% (EURIBOR03M + 0.66%) 4/15/33	1,800,000	2,118,025
•Finance America Mortgage Loan Trust Series 2004-2 M1 0.92% (LIBOR01M + 0.83%) 8/25/34	421,907	419,118
Ford Auto Securitization Trust Series 2020-AA A2 0.89% 8/15/24	8,600,000	6,958,188
GMF Canada Leasing Trust Series 2020-1A A2 0.91% 7/20/23	6,000,000	4,852,914
•GoldenTree Loan Management EUR CLO 4 DAC Series 4A A 1.55% (EURIBOR03M + 1.55%) 7/20/31	3,700,000	4,387,280

LVIP PIMCO Low Duration Bond Fund–7

LVIP PIMCO Low Duration Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Harvest CLO XVI DAC Series 16A ARR 0.64% (EURIBOR03M + 0.64%) 10/15/31	3,900,000	$ 4,624,476
Harvest CLO XXI DAC Series 21A A2R 1.04% 7/15/31	2,050,000	2,431,138
•HERA Commercial Mortgage Series 2021-FL1 A 1.13% (LIBOR01M + 1.05%) 2/18/38	3,700,000	3,700,933
•Invesco Euro CLO I DAC Series 1A A1R 0.65% (EURIBOR03M + 0.65%) 7/15/31	900,000	1,061,769
•LoanCore Issuer
Series 2019-CRE2 A 1.20% (LIBOR01M + 1.13%) 5/15/36	2,100,000	2,099,345
Series 2021-CRE5 A 1.37% (LIBOR01M + 1.30%) 7/15/36	500,000	501,276
•Man GLG Euro Clo III DAC Series 3A AR 0.68% (EURIBOR03M + 0.68%) 10/15/30	3,800,000	4,505,891
MBarc Credit Canada Series 2021-AA A2 0.63% 5/15/24	4,500,000	3,621,643
•MF1 Multifamily Housing Mortgage Loan Trust Series 2020-FL4 A 1.82% (LIBOR01M + 1.70%) 11/15/35	2,700,000	2,736,008
Navient Private Education Loan Trust
•Series 2015-AA A2B 1.27% (LIBOR01M + 1.20%) 12/15/28	668,826	673,366
Series 2020-IA A1A 1.33% 4/15/69	3,018,029	3,010,722
Navient Private Education Refi Loan Trust
Series 2020-A A2A 2.46% 11/15/68	3,000,000	3,098,100
Series 2020-HA A 1.31% 1/15/69	2,681,096	2,698,923
•OCP CLO Series 2015-9A A1R 0.98% (LIBOR03M + 0.80%) 7/15/27	310,767	310,777
•OZLM Funding Series 2012-1A A1R3 1.15% (LIBOR03M + 0.97%) 7/22/29	2,500,000	2,498,177
•Palmer Square Loan Funding Series 2020-1A A1 0.96% (LIBOR03M + 0.80%) 2/20/28	2,673,631	2,673,626
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Penarth Master Issuer
•Series 2019-1A A1 0.62% (LIBOR01M + 0.54%) 7/18/23	2,000,000	$ 2,000,192
Series 2019-1X A1 0.62% (LIBOR01M + 0.54%) 7/18/23	200,000	200,019
SMB Private Education Loan Trust
Series 2020-A A2A 2.23% 9/15/37	3,000,000	3,083,680
•Series 2020-PTA A2B 0.94% (LIBOR01M + 0.85%) 9/15/54	6,000,000	6,055,053
SoFi Consumer Loan Program Series 2017-5 A2 2.78% 9/25/26	182,157	182,493
SoFi Professional Loan Program
Series 2016-F A2 3.02% 2/25/40	1,162,463	1,198,287
Series 2017-D A2FX 2.65% 9/25/40	691,206	706,113
•Sound Point CLO XII Series 2016-2A AR2 1.24% (LIBOR03M + 1.05%) 10/20/28	2,156,569	2,156,575
•Towd Point Mortgage Trust
Series 2019-4 A1 2.90% 10/25/59	3,879,572	4,012,031
Series 2019-HY2 A1 1.09% (LIBOR01M + 1.00%) 5/25/58	1,616,107	1,628,402
Series 2019-MH1 A1 3.00% 11/25/58	1,732,838	1,764,100
Series 2019-SJ3 A1 3.00% 11/25/59	2,004,390	2,017,168
Series 2020-1 A1 2.71% 1/25/60	2,355,012	2,422,577
Series 2020-2 A1A 1.64% 4/25/60	6,745,689	6,808,300
•Tralee CLO V Series 2018-5A A1 1.30% (LIBOR03M + 1.11%) 10/20/28	5,025,771	5,025,872
•Venture XVII CLO Series 2014-17A ARR 1.06% (LIBOR03M + 0.88%) 4/15/27	4,236,772	4,240,611
•Venture XXVI CLO Series 2017-26A AR 1.29% (LIBOR03M + 1.10%) 1/20/29	1,400,000	1,399,997
Total Non-Agency Asset-Backed Securities (Cost $125,534,256)		126,774,606

LVIP PIMCO Low Duration Bond Fund–8

LVIP PIMCO Low Duration Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–6.02%
•Avon Finance NO 2 Series 2A A 0.95% (SONIA03M IR + 0.90%) 9/20/48	3,618,896	$ 5,020,070
•Bear Stearns ARM Trust Series 2003-1 5A1 2.22% 4/25/33	30,371	30,034
•Canada Square Funding Series 2020-2 A 1.30% (SONIA03M IR + 1.25%) 12/17/57	2,003,217	2,813,187
•Canterbury Finance No 1 Series 1 A2 1.40% (SONIA03M IR + 1.35%) 5/16/56	3,200,000	4,479,621
•CRSNT 0.90% (LIBOR01M + 0.82%) 4/15/36	4,500,000	4,500,000
♦•CSFB Mortgage-Backed Pass-Through Certificates Series 2003-AR18 2A3 2.15% 7/25/33	2,660	2,647
•Finsbury Square Series 2020-2A A 1.35% (SONIA03M IR + 1.30%) 6/16/70	3,012,236	4,212,511
•Gemgarto Series 2021-1A A 0.64% (SONIA03M IR + 0.59%) 12/16/67	1,942,676	2,698,550
•Gosforth Funding Series 2017-1A A1A 0.60% (LIBOR03M + 0.47%) 12/19/59	3,452	3,454
•Great Hall Mortgages No 1 Series 2006-1 A2B 0.00% (0.15% minus EURIBOR03M) 6/18/38	213,923	252,352
•GSR Mortgage Loan Trust Series 2005-5F 8A1 0.59% (LIBOR01M + 0.50%) 6/25/35	184,460	175,594
Hawksmoor Mortgage Funding Series 2019-1X A 1.10% 5/25/53	1,336,322	1,857,670
•Hawksmoor Mortgages Series 2019-1A A 1.10% (SONIA03M IR + 1.05%) 5/25/53	3,537,324	4,917,363
•Merrill Lynch Mortgage Investors Trust Series 2003-A3 1A 2.02% 5/25/33	8,153	8,076
•MFA Series 2021-RPL1 A1 1.13% 7/25/60	3,700,000	3,692,144
•MFRA Trust Series 2020-NQM2 A1 1.38% 4/25/65	1,876,442	1,883,073
•New Residential Mortagage Loan
Series 2018-3A A1 4.50% 5/25/58	567,716	623,080
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•New Residential Mortagage Loan (continued)
Series 2019-RPL3 A1 2.75% 7/25/59	4,586,695	$ 4,774,258
•New Residential Mortgage Loan Trust Series 2020-RPL1 A1 2.75% 11/25/59	3,924,281	4,071,691
•New York Mortgage Trust Series 2005-3 A1 0.57% (LIBOR01M + 0.48%) 2/25/36	300,919	294,268
φPretium Mortgage Credit Partners Series 2021-RN1 A1 1.99% 2/25/61	2,300,000	2,293,673
•Sequoia Mortgage Trust Series 2004-6 A1 1.62% 7/20/34	5,382	5,236
•Silverstone Master Issuer Series 2019-1A 1A 0.76% (LIBOR03M + 0.57%) 1/21/70	190,500	190,690
Stratton Mortgage Fundingstar 0.95% 7/20/60	972,437	1,349,845
•Structured Asset Mortgage Investments II Trust Series 2005-AR5 A3 0.59% (LIBOR01M + 0.50%) 7/19/35	172,241	164,800
Trinity Square Series 2021-1A A 0.90% 7/15/59	3,700,000	5,131,625
Total Non-Agency Collateralized Mortgage Obligations (Cost $53,224,447)		55,445,512
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–2.98%
•Bancorp Commercial Mortgage Trust Series 2019-CRE6 A 1.17% (LIBOR01M + 1.05%) 9/15/36	396,053	395,806
•BX Series 2021-MFM1 A 0.77% (LIBOR01M + 0.70%) 1/15/34	4,400,000	4,402,759
•BXMT Series 2020-FL3 A 1.52% (LIBOR01M + 1.40%) 3/15/37	3,600,000	3,614,679
•GCT Commercial Mortgage Trust Series 2021-GCT A 0.87% (LIBOR01M + 0.80%) 2/15/38	900,000	901,062
•GPMT Series 2021-FL3 A 1.33% (LIBOR01M + 1.25%) 7/16/35	4,500,000	4,504,249

LVIP PIMCO Low Duration Bond Fund–9

LVIP PIMCO Low Duration Bond Fund
Statement of Net Assets (continued)
		Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
•JP Morgan Chase Commercial Mortgage Securities Trust Series 2019-FL12 A 1.52% (LIBOR01M + 1.45%) 12/15/31		1,419,806	$ 1,409,936
•MF1 Series 2019-FL2 A 1.26% (LIBOR01M + 1.13%) 12/25/34		1,982,704	1,982,702
•One New York Plaza Trust Series 2020-1NYP A 1.02% (LIBOR01M + 0.95%) 1/15/26		3,000,000	3,018,740
•Taurus DAC Series 2021-UK1A A 0.89% 5/17/31		2,600,000	3,610,646
WFRBS Commercial Mortgage Trust Series 2014-C25 ASB 3.37% 11/15/47		3,471,041	3,629,202
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $27,481,511)			27,469,781
ΔSOVEREIGN BONDS–4.11%
India—0.08%
•Export-Import Bank of India 1.15% (LIBOR03M + 1.00%) 8/21/22		750,000	751,328
			751,328
Israel—2.01%
Israel Government Bond - Fixed 5.50% 1/31/22	ILS	57,200,000	18,508,437
			18,508,437
Japan—0.94%
Japan Bank for International Cooperation 1.75% 1/23/23		8,500,000	8,686,684
			8,686,684
Republic of Korea—1.08%
Industrial Bank of Korea 2.13% 10/23/24		9,500,000	9,937,855
			9,937,855
Total Sovereign Bonds (Cost $36,616,533)			37,884,304
SUPRANATIONAL BANK–0.30%
International Bank for Reconstruction & Development 0.85% 2/10/27		2,800,000	2,740,095
Total Supranational Bank (Cost $2,800,000)			2,740,095

	Number of Contracts	Value (U.S. $)
OPTIONS PURCHASED–0.00%
Centrally Cleared–0.00%
Put Options–0.00%
U.S. Treasury 2 yr Notes Strike price $108.50, expiration date 8/27/21, notional amount $173,600,000	800	$ 800
		800
Total Options Purchased (Cost $6,616)		800

	Number of Shares
MONEY MARKET FUND–0.04%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.03%)	374,522	374,522
Total Money Market Fund (Cost $374,522)		374,522

	Principal Amount°
SHORT-TERM INVESTMENTS—2.75%
Agency Obligations–0.61%
≠Federal Home Loan Banks 0.01% 8/27/21	5,600,000	5,599,929
		5,599,929
U.S. Treasury Obligations–2.14%
U.S. Treasury Bills
×≠0.02% 8/10/21	217,000	216,998
×≠0.02% 8/10/21	413,000	412,995
≠0.01% 9/7/21	402,000	401,964
≠0.02% 9/7/21	121,000	120,989
≠0.04% 9/2/21	16,100,000	16,098,521
≠0.05% 9/23/21	2,500,000	2,499,708
		19,751,175
Total Short-Term Investments (Cost $25,351,429)		25,351,104

LVIP PIMCO Low Duration Bond Fund–10

LVIP PIMCO Low Duration Bond Fund
Statement of Net Assets (continued)
TOTAL INVESTMENTS–99.18% (Cost $901,154,653)	$913,774,468

Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN –(0.01)%

Over-The-Counter–(0.01)%

Put Options Written–(0.01)%
Markit CDX.NA.IG.S36.V1 Strike price $0.85, expiration date 10/20/21, notional amount $68,000,000 GSI	(80,000,000)	$ (46,782)
Markit CDX.NA.IG.S36.V1 Strike price $0.80, expiration date 10/20/21, notional amount $45,120,000 GSI	(56,400,000)	(38,177)
		(84,959)
Total Options Written (Premium received $(144,184))		(84,959)

★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.83%	7,603,480
NET ASSETS APPLICABLE TO 91,473,765 SHARES OUTSTANDING–100.00%	$921,292,989
NET ASSET VALUE PER SHARE–LVIP PIMCO LOW DURATION BOND FUND STANDARD CLASS ($132,254,669 / 13,112,562 Shares)	$10.086
NET ASSET VALUE PER SHARE–LVIP PIMCO LOW DURATION BOND FUND SERVICE CLASS ($789,038,320 / 78,361,203 Shares)	$10.069
COMPONENTS OF NET ASSETS AT JUNE 30, 2021:
Shares of beneficial interest (unlimited authorization–no par)	$915,238,675
Distributable earnings/(accumulated loss)	6,054,314
TOTAL NET ASSETS	$921,292,989

° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
× Fully or partially pledged as collateral for derivatives.
♦ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2021. Rate will reset at a future date.
^ Zero coupon security.
φ Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at June 30, 2021.
Δ Securities have been classified by country of origin.
≠ The rate shown is the effective yield at the time of purchase.
★ Includes $426,000 cash collateral held at broker for futures contracts, $279,023 variation margin due from broker on futures contracts, $781,640 variation margin due from brokers on centrally cleared swap contracts, $1,397,801 payable for fund shares redeemed, $2,900,000 cash collateral held due to brokers for certain open bilateral derivatives, $83,836 other accrued expenses payable and $560,620 due to manager and affiliates as of June 30, 2021.
LVIP PIMCO Low Duration Bond Fund–11

LVIP PIMCO Low Duration Bond Fund
Statement of Net Assets (continued)
The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at June 30, 2021:
Foreign Currency Exchange Contracts1
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BNP	CAD	(40,779,000)	USD	33,851,073	7/2/21	$ 954,247	$ —
BNP	CAD	(835,000)	USD	671,766	7/2/21	—	(1,837)
BNP	CAD	(41,614,000)	USD	33,604,939	8/3/21	35,028	—
BNP	EUR	(35,769,000)	USD	43,732,961	7/2/21	1,318,025	—
BNP	GBP	(26,008,000)	USD	36,894,244	7/2/21	917,155	—
BNP	JPY	1,017,500,000	USD	(9,259,402)	7/2/21	—	(100,438)
JPMC	AUD	(18,289,000)	USD	14,146,410	7/2/21	430,416	—
JPMC	ILS	(60,359,731)	USD	18,360,800	1/31/22	—	(214,556)
Total Foreign Currency Exchange Contracts						$3,654,871	$(316,831)
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Interest Rate Contracts:
637	Bank Acceptance	$ 126,920,811	$ 127,186,425	12/19/22	$ —	$ (265,614)
673	Bank Acceptance	133,829,058	134,824,460	3/13/23	—	(995,402)
(190)	U.S. Treasury 10 yr Notes	(25,175,000)	(25,096,068)	9/21/21	—	(78,932)
(280)	U.S. Treasury 10 yr Ultra Notes	(41,216,875)	(40,624,351)	9/21/21	—	(592,524)
1,934	U.S. Treasury 2 yr Notes	426,099,483	426,796,876	9/30/21	—	(697,393)
(911)	U.S. Treasury 5 yr Notes	(112,444,446)	(112,713,686)	9/30/21	269,240	—
Total Futures Contracts					$269,240	$(2,629,865)
Swap Contracts1
Credit Default Swap (CDS) Contracts
Reference Obligation/ Payment Frequency	Notional Amount[3]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[2]	Unrealized Depreciation[2]
Centrally Cleared:
Protection Purchased
CDX.NA.IG.34-Quarterly [4]	149,900,000	(1.00%)	6/20/26	$(3,842,771)	$(3,685,371)	$—	$(157,400)

Counterparty/ Reference Obligation/ Payment Frequency	Notional Amount[3]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:
Protection Sold
MSC Barclays Bank-Quarterly	EUR 1,200,000	(1.00%)	12/20/21	$6,219	$3,862	$2,357	$—
Total CDS Contracts					$(3,681,509)	$2,357	$(157,400)
LVIP PIMCO Low Duration Bond Fund–12

LVIP PIMCO Low Duration Bond Fund
Statement of Net Assets (continued)
Interest Rate Floating Swap (IRS) Contracts1
Reference Obligation/ Payment Frequency (Floating Rate/Floating Rate)	Notional Amount[3]	Floating Interest Rate Paid (Received)	Floating Interest Rate Paid (Received)	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[2]	Unrealized Depreciation[2]
Centrally Cleared:
OIS IRS LIBOR03M/LIBOR01M-Quarterly	24,400,000	0.10% [5]	(0.15%) [6]	1/13/23	$(10,614)	$—	$—	$(10,614)
OIS IRS LIBOR03M/LIBOR01M-Quarterly	18,600,000	0.10% [5]	(0.15%) [6]	1/13/23	(8,185)	—	—	(8,185)
Total IRS Contracts						$—	$—	$(18,799)
The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures and centrally cleared swap contracts from the date the contracts were opened through June 30, 2021.
[3] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.
[4] Markit’s North America Investment Grade Index, or CDX.NA.IG Index, is composed of 125 of the most liquid North American entities with investment grade credit ratings that trade in the CDS market. Constituents for the index can be found at www.markit.com/Documentation.
[5] Rate resets based on LIBOR01M.
[6] Rate resets based on LIBOR03M.

Summary of Abbreviations:
ARM–Adjustable Rate Mortgage
AUD–Australian Dollar
BNP–BNP Paribas
CAD–Canadian Dollar
CLO–Collateralized Loan Obligation
CSFB–Credit Suisse First Boston
EUR–Euro
EURIBOR03M–Euro InterBank Offered Rate EUR 3 Month
GBP–British Pound Sterling
GNMA–Government National Mortgage Association
GSI–Goldman Sachs International
HSBC–Hong Kong and Shanghai Banking Corporation
ILS–Israeli Shekel
IRS–Interest Rate Swap
JPMC–JPMorgan Chase
JPY–Japanese Yen
LIBOR01M–Intercontinental Exchange London Interbank Offered Rate USD 1 Month
LIBOR03M–Intercontinental Exchange London Interbank Offered Rate USD 3 Month
MSC–Morgan Stanley & Co.
OIS–Overnight Index Swap
PJSC–Public Joint Stock Company
REMICs–Real Estate Mortgage Investment Conduits
SOFR–Secured Overnight Financing Rate
SONIA03M–Sterling Overnight Index Average Offered Rate GBP 3 Month
USD–United States Dollar
WF–Wells Fargo
WFRBS–Wells Fargo Royal Bank of Scotland
yr–Year
See accompanying notes, which are an integral part of the financial statements.
LVIP PIMCO Low Duration Bond Fund–13

LVIP PIMCO Low Duration Bond Fund
Statement of Operations
Six Months Ended June 30, 2021 (unaudited)
INVESTMENT INCOME:
Interest	$ 7,538,976
EXPENSES:
Management fees	2,274,607
Distribution fees-Service Class	961,698
Shareholder servicing fees	131,927
Accounting and administration expenses	88,676
Professional fees	39,772
Custodian fees	23,115
Pricing fees	13,944
Trustees’ fees and expenses	10,089
Reports and statements to shareholders	8,908
Consulting fees	1,378
Interest expense	379
Other	8,814
3,563,307
Less:
Management fees waived	(103,488)
Expenses reimbursed	(41,166)
Total operating expenses	3,418,653
NET INVESTMENT INCOME	4,120,323
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	(2,121,436)
Foreign currencies	(352,320)
Foreign currency exchange contracts	(2,937,733)
Futures contracts	2,417,788
Options purchased	(46,372)
Swap contracts	(6,235,170)
Net realized loss	(9,275,243)
Net change in unrealized appreciation (depreciation) of:
Investments	(4,248,097)
Foreign currencies	(26,981)
Foreign currency exchange contracts	4,544,343
Futures contracts	(2,675,282)
Options purchased	5,159
Options written	59,225
Swap contracts	6,640,453
Net change in unrealized appreciation (depreciation)	4,298,820
NET REALIZED AND UNREALIZED LOSS	(4,976,423)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ (856,100)
See accompanying notes, which are an integral part of the financial statements.
LVIP PIMCO Low Duration Bond Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/21 (unaudited)	Year Ended 12/31/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 4,120,323	$ 13,000,684
Net realized gain (loss)	(9,275,243)	17,084,743
Net change in unrealized appreciation (depreciation)	4,298,820	2,326,297
Net increase (decrease) in net assets resulting from operations	(856,100)	32,411,724
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(3,365,441)
Service Class	—	(12,432,909)
Return of capital:
Standard Class	—	(311,262)
Service Class	—	(1,099,046)
	—	(17,208,658)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	7,876,755	23,258,292
Service Class	214,630,971	330,641,011
Reinvestment of dividends and distributions:
Standard Class	—	3,676,703
Service Class	—	13,531,955
	222,507,726	371,107,961
Cost of shares redeemed:
Standard Class	(43,054,856)	(255,825,564)
Service Class	(145,025,079)	(198,711,633)
	(188,079,935)	(454,537,197)
Increase (decrease) in net assets derived from capital share transactions	34,427,791	(83,429,236)
NET INCREASE (DECREASE) IN NET ASSETS	33,571,691	(68,226,170)
NET ASSETS:
Beginning of period	887,721,298	955,947,468
End of period	$ 921,292,989	$ 887,721,298
See accompanying notes, which are an integral part of the financial statements.
LVIP PIMCO Low Duration Bond Fund–14

LVIP PIMCO Low Duration Bond Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP PIMCO Low Duration Bond Fund Standard Class
	Six Months Ended 6/30/21[1] (unaudited)	Year Ended
		12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$ 10.085	$ 9.900	$ 9.882	$ 10.010	$ 10.018	$ 9.948
Income (loss) from investment operations:
Net investment income[2]	0.056	0.166	0.242	0.225	0.165	0.164
Net realized and unrealized gain (loss)	(0.055)	0.238	0.089	(0.111)	0.005	0.097
Total from investment operations	0.001	0.404	0.331	0.114	0.170	0.261
Less dividends and distributions from:
Net investment income	—	(0.153)	(0.313)	(0.242)	(0.178)	(0.170)
Net realized gain	—	(0.048)	—	—	—	(0.021)
Return of capital	—	(0.018)	—	—	—	—
Total dividends and distributions	—	(0.219)	(0.313)	(0.242)	(0.178)	(0.191)
Net asset value, end of period	$ 10.086	$ 10.085	$ 9.900	$ 9.882	$ 10.010	$ 10.018
Total return[3]	0.01%	4.09%	3.37%	1.16%	1.70%	2.63%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$132,255	$167,331	$390,993	$493,734	$653,369	$775,966
Ratio of expenses to average net assets[4]	0.54%	0.54%	0.54%	0.76%	0.71%	0.63%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.56%	0.58%	0.58%	0.80%	0.75%	0.63%
Ratio of net investment income to average net assets[5]	1.12%	1.64%	2.41%	2.25%	1.64%	1.63%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.10%	1.60%	2.37%	2.21%	1.60%	1.63%
Portfolio turnover	163%	852%	715%	2,370%	1,302%	817%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	The ratio of expenses to average net assets excluding interest expense for the six months ended June 30, 2021, the years ended December 31, 2020, 2019, 2018, 2017, and 2016 was 0.54%, 0.54%, 0.54%, 0.54%, 0.54%, and 0.54%, respectively.
[5]	The ratio of net investment income to average net assets excluding interest expense for the six months ended June 30, 2021, the years ended December 31, 2020, 2019, 2018, 2017, and 2016 was 1.12%, 1.64%, 2.41%, 2.47%, 1.81%, and 1.72%, respectively.
See accompanying notes, which are an integral part of the financial statements.
LVIP PIMCO Low Duration Bond Fund–15

LVIP PIMCO Low Duration Bond Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP PIMCO Low Duration Bond Fund Service Class
	Six Months Ended 6/30/21[1] (unaudited)	Year Ended
		12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$ 10.080	$ 9.898	$ 9.881	$ 10.011	$ 10.019	$ 9.950
Income (loss) from investment operations:
Net investment income[2]	0.043	0.140	0.217	0.200	0.140	0.139
Net realized and unrealized gain (loss)	(0.054)	0.238	0.088	(0.111)	0.005	0.097
Total from investment operations	(0.011)	0.378	0.305	0.089	0.145	0.236
Less dividends and distributions from:
Net investment income	—	(0.132)	(0.288)	(0.219)	(0.153)	(0.146)
Net realized gain	—	(0.048)	—	—	—	(0.021)
Return of capital	—	(0.016)	—	—	—	—
Total dividends and distributions	—	(0.196)	(0.288)	(0.219)	(0.153)	(0.167)
Net asset value, end of period	$ 10.069	$ 10.080	$ 9.898	$ 9.881	$ 10.011	$ 10.019
Total return[3]	(0.11%)	3.83%	3.11%	0.90%	1.45%	2.37%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$789,038	$720,390	$564,954	$516,059	$434,449	$385,279
Ratio of expenses to average net assets[4]	0.79%	0.79%	0.79%	1.01%	0.96%	0.88%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.81%	0.83%	0.83%	1.05%	1.00%	0.88%
Ratio of net investment income to average net assets[5]	0.87%	1.39%	2.16%	2.00%	1.39%	1.38%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.85%	1.35%	2.12%	1.96%	1.35%	1.38%
Portfolio turnover	163%	852%	715%	2,370%	1,302%	817%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	The ratio of expenses to average net assets excluding interest expense for the six months ended June 30, 2021, the years ended December 31, 2020, 2019, 2018, 2017, and 2016 was 0.79%, 0.79%, 0.79%, 0.79%, 0.79%, and 0.79%, respectively.
[5]	The ratio of net investment income to average net assets excluding interest expense for the six months ended June 30, 2021, the years ended December 31, 2020, 2019, 2018, 2017 and 2016, was 0.87%, 1.39%, 2.16%, 2.22%, 1.56%, and 1.45%, respectively.
See accompanying notes, which are an integral part of the financial statements.
LVIP PIMCO Low Duration Bond Fund–16

LVIP PIMCO Low Duration Bond Fund
Notes to Financial Statements
June 30, 2021 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 105 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP PIMCO Low Duration Bond Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek a high level of current income consistent with preservation of capital.
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   Futures contracts and options on futures contracts are valued at the daily quoted settlement prices.   Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value.   Other debt securities, credit default swap (“CDS”) contracts, interest rate swap contracts and interest rate swap option contracts (“Swaptions”) are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2021 and for all open tax years (years ended December 31, 2017-December 31, 2020), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2021, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally separates the portion of realized gains and losses on investments in debt securities resulting from changes in foreign exchange rates from that which is due to changes in market prices of debt securities. Gains or losses attributable to changes in foreign exchange rates are included in the Statement of Operations under “Net realized gain (loss) on foreign currencies”. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
LVIP PIMCO Low Duration Bond Fund–17

LVIP PIMCO Low Duration Bond Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Reverse Repurchase Agreements–The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells securities to a bank or broker/dealer and agrees to repurchase the securities at an agreed upon date and price. The Fund will maintain, in a segregated account with its custodian, cash, cash equivalents or U.S. government securities in an amount sufficient to cover its obligations under reverse repurchase agreements. The Fund will subject its reverse repurchase agreements to the borrowing provisions set forth in the 1940 Act. The use of reverse repurchase agreements by the Fund creates leverage, which increases the Fund’s investment risk. If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the costs of the agreements, the Fund’s earnings or NAV will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs, earnings or NAV would decline faster than otherwise would be the case.
Short Sales–The Fund may make short sales in an attempt to protect against declines in an individual security or the overall market, to manage duration, or for such other purposes consistent with the Fund’s investment objective and strategies. Typically, short sales are transactions in which the Fund sells a security it does not own and, at the time a short sale is effected, the Fund incurs an obligation to replace the security borrowed at whatever its price may be at the time the Fund purchases it for delivery to the lender. The price at such time may be more or less than the price at which the security was sold by the Fund. When a short sale transaction is closed out by delivery of the security, any gain or loss on the transaction generally is taxable as short-term capital gain or loss. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale, and potentially additional margin, will be retained by the broker from whom the security is borrowed, to the extent necessary to meet margin requirements, until the short position is closed out.
Cash and Cash Equivalents–Cash and cash equivalents include deposits held at financial institutions, which are available for the Fund’s use with no restrictions, with original maturities of 90 days or less.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income.
 The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.50% of the Fund's average daily net assets.   LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.05% of the Fund’s average daily net assets in excess of $500 million.   The agreement will continue at least through April 30, 2022, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.   The management fee, net of waivers, is calculated daily and paid monthly.
LIAC has contractually agreed to reimburse the Fund to the extent that the Fund's operating expenses (excluding interest expense) exceed 0.54% of the average daily net assets for the Standard Class and 0.79% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue through at least April 30, 2022, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.
LVIP PIMCO Low Duration Bond Fund–18

LVIP PIMCO Low Duration Bond Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
LIAC retains the right to receive reimbursements of excess amounts waived or paid by LIAC under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LIAC and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2021, LIAC has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2022	2023	Total
LIAC	$ 54,076	$ 150,231	$ 204,307
Pacific Investment Management Company (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2021, costs for these administrative and legal services were as follows:
Administrative	$27,222
Legal	4,329
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $3,286 for the six months ended June 30, 2021.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2021, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LIAC	$372,314
Distribution fees payable to LFD	162,957
Printing and mailing fees payable to Lincoln Life	3,286
Shareholder servicing fees payable to Lincoln Life	22,063
The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price.   Pursuant to these procedures, for the six months ended June 30, 2021, the Fund engaged in securities purchases of $37,826,678 and securities sales of $39,250,359, which resulted in net realized gains of $319,362.
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
LVIP PIMCO Low Duration Bond Fund–19

LVIP PIMCO Low Duration Bond Fund
Notes to Financial Statements (continued)
3. Investments
For the six months ended June 30, 2021, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases other than U.S. government securities	$ 224,944,072
Purchases of U.S. government securities	1,201,014,357
Sales other than U.S. government securities	155,329,051
Sales of U.S. government securities	1,267,013,198
At June 30, 2021, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2021, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes for the Fund were as follows:
Cost of investments and derivatives	$901,331,313
Aggregate unrealized appreciation of investments and derivatives	$ 18,523,640
Aggregate unrealized depreciation of investments and derivatives	(5,276,912)
Net unrealized appreciation of investments and derivatives	$ 13,246,728
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2021.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP PIMCO Low Duration Bond Fund–20

LVIP PIMCO Low Duration Bond Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Asset-Backed Security	$ —	$ 678,568	$—	$ 678,568
Agency Collateralized Mortgage Obligations	—	57,097,610	—	57,097,610
Agency Commercial Mortgage-Backed Security	—	1,182,841	—	1,182,841
Agency Mortgage-Backed Security	—	8,790,056	—	8,790,056
Agency Obligations	—	64,905,435	—	64,905,435
Corporate Bonds	—	499,060,902	—	499,060,902
Municipal Bonds	—	6,018,332	—	6,018,332
Non-Agency Asset-Backed Securities	—	126,774,606	—	126,774,606
Non-Agency Collateralized Mortgage Obligations	—	55,445,512	—	55,445,512
Non-Agency Commercial Mortgage-Backed Securities	—	27,469,781	—	27,469,781
Sovereign Bonds	—	37,884,304	—	37,884,304
Supranational Bank	—	2,740,095	—	2,740,095
Options Purchased	800	—	—	800
Money Market Fund	374,522	—	—	374,522
Short-Term Investment	—	25,351,104	—	25,351,104
Total Investments	$375,322	$913,399,146	$—	$913,774,468
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$ —	$3,654,871	$—	$ 3,654,871
Futures Contract	$ 269,240	$ —	$—	$ 269,240
Swap Contract	$ —	$ 2,357	$—	$ 2,357
Liabilities:
Foreign Currency Exchange Contracts	$ —	$ (316,831)	$—	$ (316,831)
Futures Contracts	$(2,629,865)	$ —	$—	$(2,629,865)
Swap Contracts	$ —	$ (176,199)	$—	$ (176,199)
Options Written	$ —	$ (84,959)	$—	$ (84,959)
During the six months ended June 30, 2021, there were no material transfers to or from Level 3 investments.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/21	12/31/20
Shares sold:
Standard Class	780,262	2,284,634
Service Class	21,279,910	32,809,685
Shares reinvested:
Standard Class	—	364,749
Service Class	—	1,343,378
	22,060,172	36,802,446
Shares redeemed:
Standard Class	(4,259,882)	(25,551,907)
Service Class	(14,382,916)	(19,766,638)
	(18,642,798)	(45,318,545)
Net increase (decrease)	3,417,374	(8,516,099)
LVIP PIMCO Low Duration Bond Fund–21

LVIP PIMCO Low Duration Bond Fund
Notes to Financial Statements (continued)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $300,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 16, 2022.
The Fund had no amounts outstanding as of June 30, 2021, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Foreign Currency Exchange Contracts–The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of foreign currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
During the six months ended June 30, 2021, the Fund entered into foreign currency exchange contracts to fix the U.S. dollar value of a security between trade date and settlement date; to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.   At June 30, 2021, the Fund pledged $1,768,389 in securities and $426,000 in cash as collateral for futures contracts.
During the six months ended June 30, 2021, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.
Options Contracts–During the six months ended June 30, 2021, the Fund entered into options contracts in the normal course of pursuing its investment objective and strategies. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund's exposure to changes in securities prices caused by interest rates or market conditions and foreign currencies; as an efficient means of adjusting the Fund's overall exposure to certain markets; to protect the value of portfolio securities; to facilitate investments in portfolio securities; as a cash management tool; and to generate income. The Fund may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing
LVIP PIMCO Low Duration Bond Fund–22

LVIP PIMCO Low Duration Bond Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid at the close of the transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. When buying options, the Fund is subject to counterparty risk.
During the six months ended June 30, 2021, the Fund used options contracts to manage the Fund's exposure to changes in securities prices caused by interest rates or market conditions; to generate income and to facilitate investments in portfolio securities.
Swap Contracts–The Fund may enter into CDS contracts and interest rate swap contracts in the normal course of pursuing its investment objective and strategies. The Fund may enter into CDS contracts in order to hedge against a credit event (including single name, baskets, and systemic), to enhance total return or to gain exposure to certain securities or markets. The Fund may use interest rate swaps to manage the Fund’s sensitivity to interest rates or hedge against changes in interest rates.
Interest Rate Swaps–An interest rate swap contract is an exchange of interest rates between counterparties. An interest rate swap generally involves one party making payments based on a fixed interest rate in return for payments from a counterparty based on a variable or floating interest rate. The Fund may enter into either side of such swap contract. Interest rate swaps may be used to manage the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from(paid to) the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by (1) for bilateral swap contracts having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for centrally cleared swaps, trading these instruments through a central counterparty.
During the six months ended June 30, 2021, the Fund used interest rate swap contracts to manage the Fund's sensitivity to interest rates or to hedge against changes in interest rates.
Credit Default Swaps–A CDS contract is a risk-transfer instrument through which one party (a purchaser of protection) transfers to another party (a seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the counterparty the agreed-upon value for the reference security or basket of securities. Credit events generally include, among others, bankruptcy, failure to pay and obligation default.
During the six months ended June 30, 2021, the Fund entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on CDS contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of a CDS contract. Initial margin and variation margin is posted to central counterparties for centrally cleared CDS basket trades, as determined by an applicable central counterparty.
As disclosed in the Schedule of Investments, at June 30, 2021, the notional value of the protection sold was EUR 1,200,00, which reflects the maximum potential amount the Fund would have been required to make as a seller of credit protection if a credit event had occurred. In addition to serving as the source of the current value of the securities, the quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the swap agreement had been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event occurs, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. At June 30, 2021, net unrealized appreciation of the protection sold was $2,357.
LVIP PIMCO Low Duration Bond Fund–23

LVIP PIMCO Low Duration Bond Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for centrally cleared swaps, by trading these instruments through a central counterparty.
During the six months ended June 30, 2021, the Fund used CDS contracts to hedge against credit events and to gain exposure to certain securities or markets.
Swaps Generally–The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Statement of Net Assets.
At June 30, 2021, the Fund pledged $574,603 in securities as collateral for open swap contracts. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the counterparty due to any loss on the collateral invested.
Fair values of derivative instruments as of June 30, 2021 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Foreign currency exchange contracts (Currency contracts)	Receivables and other assets net of liabilities	$3,654,871	Receivables and other assets net of liabilities	$ (316,831)
Futures contracts (Interest rate contracts)	Receivables and other assets net of liabilities	269,240	Receivables and other assets net of liabilities	(2,629,865)
Options purchased (Interest rate contracts)	Receivables and other assets net of liabilities	800	Receivables and other assets net of liabilities	—
Options written (Interest rate contracts)	Receivables and other assets net of liabilities	—	Receivables and other assets net of liabilities	(84,959)
Swap contracts (Credit contracts)	Receivables and other assets net of liabilities	2,357	Receivables and other assets net of liabilities	(157,400)
Swap contracts (Interest rate contracts)	Receivables and other assets net of liabilities	—	Receivables and other assets net of liabilities	(18,799)
Total		$3,927,268		$(3,207,854)
LVIP PIMCO Low Duration Bond Fund–24

LVIP PIMCO Low Duration Bond Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2021 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$(2,937,733)	$ 4,544,343
Futures contracts (Interest rate contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	2,417,788	(2,675,282)
Options purchased (Interest rate contracts)	Net realized gain (loss) from options purchased and net change in unrealized appreciation (depreciation) of options purchased	(46,372)	5,159
Options written (Interest rate contracts)	Net realized gain (loss) from options written and net change in unrealized appreciation (depreciation) of options written	—	59,225
Swap contracts (Credit contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	(2,165,528)	1,797,291
Swap contracts (Interest rate contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	(4,069,642)	4,843,162
Total		$(6,801,487)	$ 8,573,898
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2021.
	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average cost)	$25,910,006	$150,187,923
Futures contracts (average notional value)	886,327,144	190,554,196
Options contracts (average value)	3,429	12,137
CDS contracts (average notional value)	43,880,915	45,700,159
Interest rate swap contracts (average notional value)	49,380,547	50,470,493
In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
LVIP PIMCO Low Duration Bond Fund–25

LVIP PIMCO Low Duration Bond Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
At June 30, 2021, the Fund had the following assets and liabilities subject to offsetting provisions:
Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities
Counterparty	Gross Value of Derivative Assets	Gross Value of Derivative Liability	Net Position
BNP Paribas SA	$3,224,455	$(102,275)	$3,122,180
Goldman Sachs International	—	(84,959)	(84,959)
JPMorgan Chase Bank	430,416	(214,556)	215,860
Morgan Stanley Capital	2,357	—	2,357
Total	$3,657,228	$(401,790)	$3,255,438

Counterparty	Net Position	Fair Value of Non Cash Collateral Received	Cash Collateral Received	Fair Value of Non Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure[1]
BNP Paribas SA	3,122,180	—	(2,900,000)	—	—	222,180
Goldman Sachs International	(84,959)	—	—	—	—	(84,959)
JPMorgan Chase Bank	215,860	—	—	—	—	215,860
Morgan Stanley Capital	2,357	—	—	—	—	2,357
Total	3,255,438	—	(2,900,000)	—	—	355,438

1	Net exposure represents the receivable (payable) that would be due from (to) the counterparty in an event of default.
7. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.
The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s Financial Services LLC or Ba or lower by Moody’s Investor Services Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.
The Fund invests in fixed income securities whose values are derived from an underlying pool of mortgages or consumer loans. The values of these securities are sensitive to changes in economic conditions, including delinquencies and defaults, and may be adversely affected by changes in interest rates and shifts in the market’s perception of issuers. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (“CMOs”). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive, not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on a CMO’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities, even if the securities are rated in the highest rating categories.
LVIP PIMCO Low Duration Bond Fund–26

LVIP PIMCO Low Duration Bond Fund
Notes to Financial Statements (continued)
 7. Risk Factors (continued)
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities.   Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
Certain of the Fund’s investments and payment obligations may be based on the London Interbank Offered Rate (“LIBOR”). In 2017, the head of the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement reference rate. As such, the potential effect of a transition away from LIBOR on the Fund or the financial instruments in which the Fund may invests cannot yet be determined.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Recent Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) - Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying this ASU.
10. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP PIMCO Low Duration Bond Fund–27

LVIP PIMCO Low Duration Bond Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund’s investment adviser. The Fund’s Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program’s principal objectives include supporting the Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund’s liquidity and the periodic classification and re-classification of the Fund’s investments into groupings that reflect the Committee’s assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 2-3, 2020, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of December 1, 2018 through December 31, 2019. During the period covered by the report, there were no liquidity events that impacted the Fund or its respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund’s liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP PIMCO Low Duration Bond Fund–28

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2021

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2021 to June 30, 2021
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021 to June 30, 2021.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers and reimbursements in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/21	Ending Account Value 6/30/21	Annualized Expense Ratio	Expenses Paid During Period 1/1/21 to 6/30/21*
Actual
Standard Class Shares	$1,000.00	$1,147.00	0.10%	$0.53
Service Class Shares	1,000.00	1,145.00	0.45%	2.39
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,024.20	0.10%	$0.50
Service Class Shares	1,000.00	1,022.60	0.45%	2.26

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
The Fund operates under a fund of funds structure. The Fund invests substantially all of its assets in other investment companies, including exchange-traded funds (collectively, the “Underlying Funds”). In addition to the Fund's expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in each table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund–1

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
Security Type/Sector Allocation (unaudited)
As of June 30, 2021
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Investment Companies	99.85%
Equity Funds	95.15%
Money Market Fund	4.70%
Total Investments	99.85%
Receivables and Other Assets Net of Liabilities	0.15%
Total Net Assets	100.00%
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund–2

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
Statement of Net Assets
June 30, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–99.85%
Equity Funds–95.15%
✠Fidelity ® --
VIP Contrafund® Portfolio	7,610,179	$ 398,468,977
VIP Equity-Income Portfolio	5,930,473	159,944,850
		558,413,827
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
Money Market Fund–4.70%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.03%)	27,566,533	$ 27,566,533
		27,566,533
Total Investment Companies (Cost $384,419,595)		585,980,360

TOTAL INVESTMENTS–99.85% (Cost $384,419,595)	585,980,360
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.15%	906,261
NET ASSETS APPLICABLE TO 33,567,337 SHARES OUTSTANDING–100.00%	$586,886,621
NET ASSET VALUE PER SHARE–LVIP FIDELITY INSTITUTIONAL AM® SELECT CORE EQUITY MANAGED VOLATILITY FUND STANDARD CLASS ($145,580 / 8,301 Shares)	$17.537
NET ASSET VALUE PER SHARE–LVIP FIDELITY INSTITUTIONAL AM® SELECT CORE EQUITY MANAGED VOLATILITY FUND SERVICE CLASS ($586,741,041 / 33,559,036 Shares)	$17.484
COMPONENTS OF NET ASSETS AT JUNE 30, 2021:
Shares of beneficial interest (unlimited authorization–no par)	$372,449,264
Distributable earnings/(accumulated loss)	214,437,357
TOTAL NET ASSETS	$586,886,621

✠ Initial Class.
★ Includes $1,628,234 cash collateral held at broker for futures contracts, $12,479 expense reimbursement receivable from Lincoln Investment Advisors Corporation, $34,207 variation margin due from broker on futures contracts, $790,196 payable for fund shares redeemed, $36,085 other accrued expenses payable and $219,610 due to manager and affiliates as of June 30, 2021.
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund–3

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
Statement of Net Assets (continued)
The following futures contracts were outstanding at June 30, 2021:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
1	British Pound	$ 86,281	$ 88,415	9/13/21	$ —	$ (2,134)
1	Euro	148,312	152,496	9/13/21	—	(4,184)
1	Japanese Yen	112,588	114,269	9/13/21	—	(1,681)
					—	(7,999)
Equity Contracts:
8	E-mini MSCI Emerging Markets Index	545,920	547,719	9/17/21	—	(1,799)
129	E-mini S&P 500 Index	27,661,470	27,148,658	9/17/21	512,812	—
4	Euro STOXX 50 Index	192,353	194,890	9/17/21	—	(2,537)
1	FTSE 100 Index	96,561	97,627	9/17/21	—	(1,066)
					512,812	(5,402)
Total Futures Contracts					$512,812	$(13,401)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2021.

Summary of Abbreviations:
FTSE–Financial Times Stock Exchange
MSCI–Morgan Stanley Capital International
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund–4

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
Statement of Operations
Six Months Ended June 30, 2021 (unaudited)
INVESTMENT INCOME:
Dividends	$ 675,992
EXPENSES:
Management fees	1,958,023
Distribution fees-Service Class	978,769
Shareholder servicing fees	81,118
Accounting and administration expenses	50,846
Professional fees	16,840
Trustees’ fees and expenses	5,932
Reports and statements to shareholders	5,455
Custodian fees	2,351
Consulting fees	1,599
Pricing fees	331
Other	5,423
3,106,687
Less:
Management fees waived	(1,748,235)
Expenses reimbursed	(113,951)
Total operating expenses	1,244,501
NET INVESTMENT LOSS	(568,509)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Investments	3,095,501
Distributions from investment companies	21,335,809
Futures contracts	3,810,107
Net realized gain	28,241,417
Net change in unrealized appreciation (depreciation) of:
Investments	49,274,507
Foreign currencies	(395)
Futures contracts	(74,059)
Net change in unrealized appreciation (depreciation)	49,200,053
NET REALIZED AND UNREALIZED GAIN	77,441,470
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$76,872,961
See accompanying notes, which are an integral part of the financial statements.
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/21 (unaudited)	Year Ended 12/31/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ (568,509)	$ 1,343,529
Net realized gain	28,241,417	5,210,298
Net change in unrealized appreciation (depreciation)	49,200,053	79,158,537
Net increase in net assets resulting from operations	76,872,961	85,712,364
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(3,977)
Service Class	—	(12,874,993)
	—	(12,878,970)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	142	1,303
Service Class	27,380,135	71,594,572
Reinvestment of dividends and distributions:
Standard Class	—	3,977
Service Class	—	12,874,993
	27,380,277	84,474,845
Cost of shares redeemed:
Standard Class	(6,030)	(17,075)
Service Class	(47,503,934)	(79,029,868)
	(47,509,964)	(79,046,943)
Increase (decrease) in net assets derived from capital share transactions	(20,129,687)	5,427,902
NET INCREASE IN NET ASSETS	56,743,274	78,261,296
NET ASSETS:
Beginning of period	530,143,347	451,882,051
End of period	$586,886,621	$530,143,347
See accompanying notes, which are an integral part of the financial statements.
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund–5

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund Standard Class
	Six Months Ended 6/30/21[1] (unaudited)	Year Ended
		12/31/20 [2]	12/31/19	12/31/18	12/31/17	12/31/16 [3]
Net asset value, beginning of period	$ 15.290	$ 13.110	$ 12.098	$ 13.486	$ 11.684	$ 11.081
Income (loss) from investment operations:
Net investment income[4]	0.012	0.088	0.113	0.145	0.138	0.112
Net realized and unrealized gain (loss)	2.235	2.527	2.220	(0.878)	2.086	0.619
Total from investment operations	2.247	2.615	2.333	(0.733)	2.224	0.731
Less dividends and distributions from:
Net investment income	—	(0.089)	(0.157)	(0.175)	(0.336)	(0.128)
Net realized gain	—	(0.346)	(1.164)	(0.480)	(0.086)	—
Total dividends and distributions	—	(0.435)	(1.321)	(0.655)	(0.422)	(0.128)
Net asset value, end of period	$ 17.537	$ 15.290	$ 13.110	$ 12.098	$ 13.486	$ 11.684
Total return[5]	14.70%	20.26%	20.04%	(5.85%)	19.03%	6.59%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 146	$ 132	$ 124	$ 109	$ 138	$ 210
Ratio of expenses to average net assets[6]	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.73%	0.77%	0.77%	0.76%	0.75%	0.75%
Ratio of net investment income to average net assets	0.15% [7]	0.64%	0.87%	1.07%	1.08%	1.03%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.48%) [7]	(0.03%)	0.20%	0.41%	0.43%	0.38%
Portfolio turnover	8%	16%	15%	43%	11%	44%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.
[3]	Effective May 1, 2016, SSGA Funds Management, Inc. was responsible for the day-to-day management of the Fund’s volatility management overlay, replacing Lincoln Investment Advisors Corporation.
[4]	The average shares outstanding method has been applied for per share information.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[7]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund–6

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund Service Class
	Six Months Ended 6/30/21[1] (unaudited)	Year Ended
		12/31/20 [2]	12/31/19	12/31/18	12/31/17	12/31/16 [3]
Net asset value, beginning of period	$ 15.270	$ 13.100	$ 12.095	$ 13.479	$ 11.681	$ 11.082
Income (loss) from investment operations:
Net investment income (loss)[4]	(0.016)	0.040	0.067	0.097	0.094	0.076
Net realized and unrealized gain (loss)	2.230	2.519	2.215	(0.874)	2.082	0.612
Total from investment operations	2.214	2.559	2.282	(0.777)	2.176	0.688
Less dividends and distributions from:
Net investment income	—	(0.043)	(0.113)	(0.127)	(0.292)	(0.089)
Net realized gain	—	(0.346)	(1.164)	(0.480)	(0.086)	—
Total dividends and distributions	—	(0.389)	(1.277)	(0.607)	(0.378)	(0.089)
Net asset value, end of period	$ 17.484	$ 15.270	$ 13.100	$ 12.095	$ 13.479	$ 11.681
Total return[5]	14.50%	19.84%	19.62%	(6.18%)	18.62%	6.22%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$586,741	$530,011	$451,758	$404,985	$474,108	$450,882
Ratio of expenses to average net assets[6]	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	1.08%	1.12%	1.12%	1.11%	1.10%	1.10%
Ratio of net investment income (loss) to average net assets	(0.20%) [7]	0.29%	0.52%	0.72%	0.73%	0.68%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.83%) [7]	(0.38%)	(0.15%)	0.06%	0.08%	0.03%
Portfolio turnover	8%	16%	15%	43%	11%	44%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.
[3]	Effective May 1, 2016, SSGA Funds Management, Inc. was responsible for the day-to-day management of the Fund’s volatility management overlay, replacing Lincoln Investment Advisors Corporation.
[4]	The average shares outstanding method has been applied for per share information.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[7]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund–7

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
Notes to Financial Statements
June 30, 2021 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 105 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund. The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund operates under a fund of funds structure and invests substantially all of its assets in other open-end investment companies, primarily the Fidelity® - VIP Contrafund® Portfolio and VIP Equity-Income Portfolio (collectively, the “Underlying Funds”). The Fund is advised by Lincoln Investment Advisors Corporation (“LIAC”). The Fidelity® - VIP Contrafund® Portfolio and VIP Equity-Income Portfolio, which are advised by an unaffiliated adviser, invest primarily in U.S. and foreign stocks, bonds and money market instruments. In addition to investment company investments, the Fund employs an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility. Financial statements for the Underlying Funds can be found at www.sec.gov.
The Fund’s investment objective is to seek capital appreciation.
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation –The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2021 and for all open tax years (years ended December 31, 2017-December 31, 2020), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During six months ended June 30, 2021, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund–8

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.
 The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
LIAC is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.70% of the Fund's average daily net assets.   LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.625% of the Fund's average daily net assets.   This agreement will continue at least through April 30, 2022, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LIAC.   The management fee, net of waivers, is calculated daily and paid monthly.
 The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds.
Effective May 1, 2020, LIAC has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.095% of the Fund’s average daily net assets for the Standard Class and 0.445% for the Service Class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through April 30, 2022, and cannot be terminated before that date without the mutual agreement of the Board and LIAC. Prior to May 1, 2020, LIAC had contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses were not to exceed 0.10% the Fund’s average daily net assets for the Standard Class and 0.45% for the Service Class.
LIAC retains the right to receive reimbursements of excess amounts waived or paid by LIAC under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LIAC and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2021, LIAC has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2022	2023	Total
LIAC	$ 158,896	$ 245,320	$ 404,216
Schroder Investment Management North America Inc. (“Sub-Adviser”) and Schroder Investment Management North America Limited (“Sub-Sub-Adviser”) are responsible for managing the Fund's volatility management overlay. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets. The Sub-Adviser pays the Sub-Sub-Adviser directly for services performed.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2021, costs for these administrative and legal services were as follows:
Administrative	$16,558
Legal	2,633
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $2,085 for the six months ended June 30, 2021.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund–9

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At June 30, 2021, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LIAC	$ 12,479
Management fees payable to LIAC	35,942
Distribution fees payable to LFD	167,686
Printing and mailing fees payable to Lincoln Life	2,085
Shareholder servicing fees payable to Lincoln Life	13,897
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2021, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$47,053,795
Sales	44,502,650
At June 30, 2021, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes for the Fund were as follows:
Cost of investments and derivatives	$384,419,595
Aggregate unrealized appreciation of investments and derivatives	$202,073,577
Aggregate unrealized depreciation of investments and derivatives	(13,401)
Net unrealized appreciation of investments and derivatives	$202,060,176
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2021.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund–10

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment Companies	$585,980,360	$—	$—	$585,980,360
Derivatives:
Assets:
Futures Contract	$ 512,812	$—	$—	$ 512,812
Liabilities:
Futures Contracts	$ (13,401)	$—	$—	$ (13,401)
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/21	12/31/20
Shares sold:
Standard Class	8	99
Service Class	1,730,543	5,154,460
Shares reinvested:
Standard Class	—	283
Service Class	—	927,155
	1,730,551	6,081,997
Shares redeemed:
Standard Class	(359)	(1,218)
Service Class	(2,881,295)	(5,855,892)
	(2,881,654)	(5,857,110)
Net increase (decrease)	(1,151,103)	224,887
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $300,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 16, 2022.
The Fund had no amounts outstanding as of June 30, 2021, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund–11

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2021, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool and to hedge currency risks associated with the Fund's investments.
Fair values of derivative instruments as of June 30, 2021 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$512,812	Receivables and other assets net of liabilities	$ (5,402)
Futures contracts (Currency contracts)	Receivables and other assets net of liabilities	—	Receivables and other assets net of liabilities	(7,999)
Total		$512,812		$(13,401)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2021 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$3,811,482	$(62,220)
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(1,375)	(11,839)
Total		$3,810,107	$(74,059)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2021.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$27,217,269	$—
7. Risk Factors
Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund–12

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 7. Risk Factors (continued)
first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund–13

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 8-9, 2021, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2020 through December 31, 2020. During the period covered by the report, there was one liquidity event due to an extended Taiwanese foreign holiday in February 2020 that caused the LVIP SSGA Emerging Markets Equity Index Fund to classify its Taiwanese securities as illiquid for one day, which caused the Fund to exceed the 15% limit on illiquid securities on that day. The LVIP SSGA Emerging Markets Equity Index Fund was under the 15% limitation the following business day, and there was no impact on the Fund ability to timely meet redemptions. There were no additional liquidity events that impacted the Fund or its respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund–14

LVIP SSGA Index Allocation Funds
LVIP SSGA Conservative Index Allocation Fund
LVIP SSGA Moderate Index Allocation Fund
LVIP SSGA Moderately Aggressive Index Allocation Fund
LVIP SSGA Structured Allocation Funds
LVIP SSGA Conservative Structured Allocation Fund
LVIP SSGA Moderate Structured Allocation Fund
LVIP SSGA Moderately Aggressive Structured Allocation Fund
each a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2021

LVIP SSGA Allocation Funds
Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as exhibits to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Funds' proxy voting procedures and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP SSGA Allocation Funds
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2021 to June 30, 2021
Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis tables. The Expense Analysis tables do not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. These Expense Analyses are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analyses are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021 to June 30, 2021.
Actual Expenses
The first section of the tables, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the tables, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the tables are meant to highlight your ongoing costs only. The Funds do not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Funds' expenses shown in the tables reflect expense reimbursements in effect.
LVIP SSGA Conservative Index Allocation Fund
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/21	Ending Account Value 6/30/21	Annualized Expense Ratio	Expenses Paid During Period 1/1/21 to 6/30/21*
Actual
Standard Class Shares	$1,000.00	$1,040.70	0.20%	$1.01
Service Class Shares	1,000.00	1,039.30	0.45%	2.28
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.80	0.20%	$1.00
Service Class Shares	1,000.00	1,022.60	0.45%	2.26
LVIP SSGA Moderate Index Allocation Fund
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/21	Ending Account Value 6/30/21	Annualized Expense Ratio	Expenses Paid During Period 1/1/21 to 6/30/21*
Actual
Standard Class Shares	$1,000.00	$1,070.40	0.21%	$1.08
Service Class Shares	1,000.00	1,069.10	0.46%	2.36
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.80	0.21%	$1.05
Service Class Shares	1,000.00	1,022.50	0.46%	2.31

LVIP SSGA Allocation Funds–1

LVIP SSGA Allocation Funds
Disclosure
OF FUND EXPENSES (unaudited) (continued)
LVIP SSGA Moderately Aggressive Index Allocation Fund
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/21	Ending Account Value 6/30/21	Annualized Expense Ratio	Expenses Paid During Period 1/1/21 to 6/30/21*
Actual
Standard Class Shares	$1,000.00	$1,082.50	0.21%	$1.08
Service Class Shares	1,000.00	1,081.20	0.46%	2.37
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.80	0.21%	$1.05
Service Class Shares	1,000.00	1,022.50	0.46%	2.31
LVIP SSGA Conservative Structured Allocation Fund
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/21	Ending Account Value 6/30/21	Annualized Expense Ratio	Expenses Paid During Period 1/1/21 to 6/30/21*
Actual
Standard Class Shares	$1,000.00	$1,055.60	0.24%	$1.22
Service Class Shares	1,000.00	1,054.40	0.49%	2.50
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.60	0.24%	$1.20
Service Class Shares	1,000.00	1,022.40	0.49%	2.46
LVIP SSGA Moderate Structured Allocation Fund
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/21	Ending Account Value 6/30/21	Annualized Expense Ratio	Expenses Paid During Period 1/1/21 to 6/30/21*
Actual
Standard Class Shares	$1,000.00	$1,092.40	0.20%	$1.04
Service Class Shares	1,000.00	1,091.10	0.45%	2.33
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.80	0.20%	$1.00
Service Class Shares	1,000.00	1,022.60	0.45%	2.26
LVIP SSGA Moderately Aggressive Structured Allocation Fund
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/21	Ending Account Value 6/30/21	Annualized Expense Ratio	Expenses Paid During Period 1/1/21 to 6/30/21*
Actual
Standard Class Shares	$1,000.00	$1,109.00	0.21%	$1.10
Service Class Shares	1,000.00	1,107.60	0.46%	2.40
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.80	0.21%	$1.05
Service Class Shares	1,000.00	1,022.50	0.46%	2.31

*	"Expenses Paid During Period" are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
Each Fund operates under a fund of funds structure. Each Fund invests substantially all of its assets in other investment companies, including exchange-traded funds (collectively, the “Underlying Funds”). In addition to the Funds' expenses reflected above, the Funds also indirectly bear their portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in each table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

LVIP SSGA Allocation Funds–2

LVIP SSGA Index Allocation Funds
Security Type/Sector Allocations (unaudited)
As of June 30, 2021
Sector designations may be different than the sector designations presented in other Fund materials.
LVIP SSGA Conservative Index Allocation Fund
Security Type/Sector	Percentage of Net Assets
Affiliated Investments	86.08%
Investment Companies	86.08%
Equity Funds	22.23%
Fixed Income Fund	50.03%
International Equity Fund	13.82%
Unaffiliated Investments	14.05%
Investment Companies	14.05%
Fixed Income Fund	10.01%
International Equity Fund	4.04%
Total Investments	100.13%
Liabilities Net of Receivables and Other Assets	(0.13%)
Total Net Assets	100.00%
LVIP SSGA Moderate Index Allocation Fund
Security Type/Sector	Percentage of Net Assets
Affiliated Investments	83.93%
Investment Companies	83.93%
Equity Funds	34.26%
Fixed Income Fund	29.96%
International Equity Fund	19.71%
Unaffiliated Investments	16.08%
Investment Companies	16.08%
Fixed Income Fund	10.00%
International Equity Fund	6.08%
Total Investments	100.01%
Liabilities Net of Receivables and Other Assets	(0.01%)
Total Net Assets	100.00%
LVIP SSGA Moderately Aggressive Index Allocation Fund
Security Type/Sector	Percentage of Net Assets
Affiliated Investments	84.84%
Investment Companies	84.84%
Equity Funds	38.25%
Fixed Income Fund	24.94%
International Equity Fund	21.65%
Unaffiliated Investments	15.13%
Investment Companies	15.13%
Fixed Income Fund	5.00%
International Equity Fund	10.13%
Money Market Fund	0.00%
Total Investments	99.97%
Receivables and Other Assets Net of Liabilities	0.03%
Total Net Assets	100.00%

LVIP SSGA Allocation Funds–3

LVIP SSGA Structured Allocation Funds
Security Type/Sector Allocations (unaudited) (continued)
As of June 30, 2021
LVIP SSGA Conservative Structured Allocation Fund
Security Type/Sector	Percentage of Net Assets
Affiliated Investments	90.12%
Investment Companies	90.12%
Equity Funds	22.22%
Fixed Income Fund	50.15%
International Equity Funds	17.75%
Unaffiliated Investment	9.94%
Investment Company	9.94%
Fixed Income Fund	9.94%
Total Investments	100.06%
Liabilities Net of Receivables and Other Assets	(0.06%)
Total Net Assets	100.00%
LVIP SSGA Moderate Structured Allocation Fund
Security Type/Sector	Percentage of Net Assets
Affiliated Investments	90.11%
Investment Companies	90.11%
Equity Funds	34.34%
Fixed Income Fund	30.10%
International Equity Funds	25.67%
Unaffiliated Investment	9.93%
Investment Company	9.93%
Fixed Income Fund	9.93%
Total Investments	100.04%
Liabilities Net of Receivables and Other Assets	(0.04%)
Total Net Assets	100.00%
LVIP SSGA Moderately Aggressive Structured Allocation Fund
Security Type/Sector	Percentage of Net Assets
Affiliated Investments	95.16%
Investment Companies	95.16%
Equity Funds	38.43%
Fixed Income Fund	25.11%
International Equity Funds	31.62%
Unaffiliated Investment	4.97%
Investment Company	4.97%
Fixed Income Fund	4.97%
Total Investments	100.13%
Liabilities Net of Receivables and Other Assets	(0.13%)
Total Net Assets	100.00%

LVIP SSGA Allocation Funds–4

LVIP SSGA Conservative Index Allocation Fund
Schedule of Investments
June 30, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–86.08%
INVESTMENT COMPANIES–86.08%
Equity Funds–22.23%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Mid-Cap Index Fund	306,688	$ 4,595,717
LVIP SSGA S&P 500 Index Fund	942,397	26,134,542
LVIP SSGA Small-Cap Index Fund	72,514	3,058,342
		33,788,601
Fixed Income Fund–50.03%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	6,420,694	76,065,965
		76,065,965
International Equity Fund–13.82%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA International Index Fund	1,862,179	21,014,696
		21,014,696
Total Affiliated Investments (Cost $99,244,921)		130,869,262
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS–14.05%
INVESTMENT COMPANIES–14.05%
Fixed Income Fund–10.01%
SPDR® Portfolio TIPS ETF	488,881	$ 15,223,754
		15,223,754
International Equity Fund–4.04%
iShares Core MSCI Emerging Markets ETF	91,629	6,138,227
		6,138,227
Total Unaffiliated Investments (Cost $17,618,231)		21,361,981

TOTAL INVESTMENTS–100.13% (Cost $116,863,152)	152,231,243
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.13%)	(198,737)
NET ASSETS APPLICABLE TO 9,927,188 SHARES OUTSTANDING–100.00%	$152,032,506

✧✧ Standard Class shares.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
MSCI–Morgan Stanley Capital International
S&P–Standard & Poor’s
SPDR–Standard & Poor’s Depositary Receipt
TIPS–Treasury Inflation-Protected Securities
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Allocation Funds–5

LVIP SSGA Moderate Index Allocation Fund
Schedule of Investments
June 30, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–83.93%
INVESTMENT COMPANIES–83.93%
Equity Funds–34.26%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Mid-Cap Index Fund	2,463,337	$ 36,913,102
LVIP SSGA S&P 500 Index Fund	5,343,519	148,186,461
LVIP SSGA Small-Cap Index Fund	582,424	24,564,323
		209,663,886
Fixed Income Fund–29.96%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	15,472,849	183,306,844
		183,306,844
International Equity Fund–19.71%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA International Index Fund	10,684,887	120,578,951
		120,578,951
Total Affiliated Investments (Cost $352,973,157)		513,549,681
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS–16.08%
INVESTMENT COMPANIES–16.08%
Fixed Income Fund–10.00%
SPDR® Portfolio TIPS ETF	1,965,237	$ 61,197,480
		61,197,480
International Equity Fund–6.08%
iShares Core MSCI Emerging Markets ETF	555,125	37,187,824
		37,187,824
Total Unaffiliated Investments (Cost $80,914,488)		98,385,304

TOTAL INVESTMENTS–100.01% (Cost $433,887,645)	611,934,985
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.01%)	(48,035)
NET ASSETS APPLICABLE TO 33,885,769 SHARES OUTSTANDING–100.00%	$611,886,950

✧✧ Standard Class shares.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
MSCI–Morgan Stanley Capital International
S&P–Standard & Poor’s
SPDR–Standard & Poor’s Depositary Receipt
TIPS–Treasury Inflation-Protected Securities
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Allocation Funds–6

LVIP SSGA Moderately Aggressive Index Allocation Fund
Schedule of Investments
June 30, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–84.84%
INVESTMENT COMPANIES–84.84%
Equity Funds–38.25%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Mid-Cap Index Fund	2,582,017	$ 38,691,520
LVIP SSGA S&P 500 Index Fund	5,200,964	144,233,131
LVIP SSGA Small-Cap Index Fund	654,083	27,586,617
		210,511,268
Fixed Income Fund–24.94%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	11,584,700	137,243,940
		137,243,940
International Equity Fund–21.65%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA International Index Fund	10,560,067	119,170,362
		119,170,362
Total Affiliated Investments (Cost $309,185,000)		466,925,570
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS–15.13%
INVESTMENT COMPANIES–15.13%
Fixed Income Fund–5.00%
SPDR® Portfolio TIPS ETF	883,584	$ 27,514,806
		27,514,806
International Equity Fund–10.13%
iShares Core MSCI Emerging Markets ETF	831,883	55,727,842
		55,727,842
Money Market Fund–0.00%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.03%)	8,163	8,163
		8,163
Total Unaffiliated Investments (Cost $63,029,245)		83,250,811

TOTAL INVESTMENTS–99.97% (Cost $372,214,245)	550,176,381
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.03%	170,118
NET ASSETS APPLICABLE TO 29,128,157 SHARES OUTSTANDING–100.00%	$550,346,499

✧✧ Standard Class shares.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
MSCI–Morgan Stanley Capital International
S&P–Standard & Poor’s
SPDR–Standard & Poor’s Depositary Receipt
TIPS–Treasury Inflation-Protected Securities
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Allocation Funds–7

LVIP SSGA Conservative Structured Allocation Fund
Schedule of Investments
June 30, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–90.12%
INVESTMENT COMPANIES–90.12%
Equity Funds–22.22%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Large Cap 100 Fund	931,765	$ 14,691,137
LVIP SSGA Mid-Cap Index Fund	246,474	3,693,419
LVIP SSGA S&P 500 Index Fund	553,584	15,351,995
LVIP SSGA Small-Cap Index Fund	91,368	3,853,545
LVIP SSGA Small-Mid Cap 200 Fund	211,859	3,654,350
		41,244,446
Fixed Income Fund–50.15%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	7,858,367	93,098,072
		93,098,072
International Equity Funds–17.75%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Developed International 150 Fund	1,455,009	12,738,603
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
International Equity Funds (continued)
✧✧Lincoln Variable Insurance Products Trust- (continued)
LVIP SSGA Emerging Markets 100 Fund	759,032	$ 7,321,618
LVIP SSGA International Index Fund	1,143,486	12,904,242
		32,964,463
Total Affiliated Investments (Cost $130,318,525)		167,306,981
UNAFFILIATED INVESTMENT–9.94%
INVESTMENT COMPANY–9.94%
Fixed Income Fund–9.94%
SPDR® Portfolio TIPS ETF	592,548	18,451,945
Total Unaffiliated Investment (Cost $16,325,463)		18,451,945

TOTAL INVESTMENTS–100.06% (Cost $146,643,988)	185,758,926
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.06%)	(112,957)
NET ASSETS APPLICABLE TO 13,991,197 SHARES OUTSTANDING–100.00%	$185,645,969

✧✧ Standard Class shares.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
S&P–Standard & Poor’s
SPDR–Standard & Poor’s Depositary Receipt
TIPS–Treasury Inflation-Protected Securities
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Allocation Funds–8

LVIP SSGA Moderate Structured Allocation Fund
Schedule of Investments
June 30, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–90.11%
INVESTMENT COMPANIES–90.11%
Equity Funds–34.34%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Large Cap 100 Fund	6,782,982	$ 106,947,275
LVIP SSGA Mid-Cap Index Fund	2,392,508	35,851,739
LVIP SSGA S&P 500 Index Fund	4,031,048	111,789,029
LVIP SSGA Small-Cap Index Fund	665,440	28,065,574
LVIP SSGA Small-Mid Cap 200 Fund	1,542,426	26,605,307
		309,258,924
Fixed Income Fund–30.10%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	22,883,245	271,097,798
		271,097,798
International Equity Funds–25.67%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Developed International 150 Fund	10,089,230	88,331,213
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
International Equity Funds (continued)
✧✧Lincoln Variable Insurance Products Trust- (continued)
LVIP SSGA Emerging Markets 100 Fund	5,525,807	$ 53,301,932
LVIP SSGA International Index Fund	7,930,318	89,493,638
		231,126,783
Total Affiliated Investments (Cost $583,714,970)		811,483,505
UNAFFILIATED INVESTMENT–9.93%
INVESTMENT COMPANY–9.93%
Fixed Income Fund–9.93%
SPDR® Portfolio TIPS ETF	2,873,117	89,468,863
Total Unaffiliated Investment (Cost $80,522,506)		89,468,863

TOTAL INVESTMENTS–100.04% (Cost $664,237,476)	900,952,368
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.04%)	(360,642)
NET ASSETS APPLICABLE TO 60,916,521 SHARES OUTSTANDING–100.00%	$900,591,726

✧✧ Standard Class shares.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
S&P–Standard & Poor’s
SPDR–Standard & Poor’s Depositary Receipt
TIPS–Treasury Inflation-Protected Securities
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Allocation Funds–9

LVIP SSGA Moderately Aggressive Structured Allocation Fund
Schedule of Investments
June 30, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–95.16%
INVESTMENT COMPANIES–95.16%
Equity Funds–38.43%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Large Cap 100 Fund	4,532,899	$ 71,470,220
LVIP SSGA Mid-Cap Index Fund	1,475,858	22,115,730
LVIP SSGA S&P 500 Index Fund	2,693,407	74,693,575
LVIP SSGA Small-Cap Index Fund	547,177	23,077,731
LVIP SSGA Small-Mid Cap 200 Fund	1,268,549	21,881,196
		213,238,452
Fixed Income Fund–25.11%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	11,762,863	139,354,641
		139,354,641
International Equity Funds–31.62%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Developed International 150 Fund	6,845,698	59,934,081
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
International Equity Funds (continued)
✧✧Lincoln Variable Insurance Products Trust- (continued)
LVIP SSGA Emerging Markets 100 Fund	5,680,796	$ 54,796,959
LVIP SSGA International Index Fund	5,380,619	60,720,286
		175,451,326
Total Affiliated Investments (Cost $372,546,702)		528,044,419
UNAFFILIATED INVESTMENT–4.97%
INVESTMENT COMPANY–4.97%
Fixed Income Fund–4.97%
SPDR® Portfolio TIPS ETF	886,265	27,598,292
Total Unaffiliated Investment (Cost $24,863,025)		27,598,292

TOTAL INVESTMENTS–100.13% (Cost $397,409,727)	555,642,711
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.13%)	(730,587)
NET ASSETS APPLICABLE TO 35,788,658 SHARES OUTSTANDING–100.00%	$554,912,124

✧✧ Standard Class shares.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
S&P–Standard & Poor’s
SPDR–Standard & Poor’s Depositary Receipt
TIPS–Treasury Inflation-Protected Securities
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Allocation Funds–10

LVIP SSGA Allocation Funds
Statements of Assets and Liabilities
June 30, 2021 (unaudited)
	LVIP SSGA Conservative Index Allocation Fund	LVIP SSGA Moderate Index Allocation Fund	LVIP SSGA Moderately Aggressive Index Allocation Fund	LVIP SSGA Conservative Structured Allocation Fund	LVIP SSGA Moderate Structured Allocation Fund	LVIP SSGA Moderately Aggressive Structured Allocation Fund
ASSETS:
Affiliated investments, at value	$130,869,262	$513,549,682	$466,925,570	$167,306,981	$811,483,505	$528,044,419
Unaffiliated investments, at value	21,361,981	98,385,304	83,250,811	18,451,945	89,468,863	27,598,292
Receivable for securities sold	20,333	80,559	6,849	22,216	359,251	12,860
Receivable for fund shares sold	10,801	159,814	414,189	412	24,962	44,198
Expense reimbursement receivable from Lincoln Investment Advisors Corporation	4,257	—	—	—	—	—
Prepaid expenses	321	1,249	1,072	397	1,833	1,092
Dividends and interest receivable	1	2	10	1	1	—
TOTAL ASSETS	152,266,956	612,176,610	550,598,501	185,781,952	901,338,415	555,700,861
LIABILITIES:
Payable for fund shares redeemed	145,253	23,402	73,587	26,605	65,893	576,681
Due to manager and affiliates	43,534	158,658	137,090	61,346	293,096	172,254
Other accrued expenses payable	25,309	26,950	26,473	25,804	28,458	26,940
Due to custodian	20,354	80,650	—	22,228	359,242	12,862
Payable for securities purchased	—	—	14,852	—	—	—
TOTAL LIABILITIES	234,450	289,660	252,002	135,983	746,689	788,737
TOTAL NET ASSETS	$152,032,506	$611,886,950	$550,346,499	$185,645,969	$900,591,726	$554,912,124
Affiliated investments, at cost	$ 99,244,921	$352,973,157	$309,185,000	$130,318,525	$583,714,970	$372,546,702
Unaffiliated investments, at cost	17,618,231	80,914,488	63,029,245	16,325,463	80,522,506	24,863,025
Standard Class:
Net Assets	$ 52,563,078	$289,507,325	$287,464,699	$ 23,911,745	$149,955,009	$131,372,746
Shares Outstanding	3,428,216	16,016,276	15,188,958	1,799,881	10,127,497	8,460,341
Net Asset Value Per Share	$ 15.332	$ 18.076	$ 18.926	$ 13.285	$ 14.807	$ 15.528
Service Class:
Net Assets	$ 99,469,428	$322,379,625	$262,881,800	$161,734,224	$750,636,717	$423,539,378
Shares Outstanding	6,498,972	17,869,493	13,939,199	12,191,316	50,789,024	27,328,317
Net Asset Value Per Share	$ 15.305	$ 18.041	$ 18.859	$ 13.266	$ 14.780	$ 15.498
LVIP SSGA Allocation Funds–11

LVIP SSGA Allocation Funds
Statements of Assets and Liabilities (continued)

	LVIP SSGA Conservative Index Allocation Fund	LVIP SSGA Moderate Index Allocation Fund	LVIP SSGA Moderately Aggressive Index Allocation Fund	LVIP SSGA Conservative Structured Allocation Fund	LVIP SSGA Moderate Structured Allocation Fund	LVIP SSGA Moderately Aggressive Structured Allocation Fund
COMPONENTS OF NET ASSETS AT JUNE 30, 2021:
Shares of beneficial interest (unlimited authorization–no par)	$117,673,284	$432,170,059	$375,457,852	$147,966,045	$666,132,971	$406,181,919
Distributable earnings/(accumulated loss)	34,359,222	179,716,891	174,888,647	37,679,924	234,458,755	148,730,205
TOTAL NET ASSETS	$152,032,506	$611,886,950	$550,346,499	$185,645,969	$900,591,726	$554,912,124
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Allocation Funds–12

LVIP SSGA Allocation Funds
Statements of Operations
Six Months Ended June 30, 2021 (unaudited)
	LVIP SSGA Conservative Index Allocation Fund	LVIP SSGA Moderate Index Allocation Fund	LVIP SSGA Moderately Aggressive Index Allocation Fund	LVIP SSGA Conservative Structured Allocation Fund	LVIP SSGA Moderate Structured Allocation Fund	LVIP SSGA Moderately Aggressive Structured Allocation Fund
INVESTMENT INCOME:
Dividends from unaffiliated investments	$ 251,012	$ 1,072,753	$ 749,633	$ 253,833	$ 1,230,657	$ 375,553
EXPENSES:
Distribution fees-Service Class	122,895	389,012	318,226	200,347	931,153	522,018
Management fees	111,928	441,319	395,942	137,404	666,539	407,613
Accounting and administration expenses	27,644	43,055	40,853	28,887	53,714	41,489
Shareholder servicing fees	21,639	85,322	76,549	26,565	128,864	78,805
Professional fees	11,688	14,853	14,375	11,961	17,040	14,519
Custodian fees	2,751	7,445	4,088	3,884	9,813	8,406
Reports and statements to shareholders	1,943	5,792	5,182	2,234	7,794	5,268
Trustees’ fees and expenses	1,637	6,401	5,663	2,039	9,668	5,870
Consulting fees	1,159	1,285	1,263	1,170	1,363	1,261
Index fees	489	1,653	1,451	—	—	—
Pricing fees	42	42	44	60	60	62
Other	1,655	3,615	3,394	2,545	8,486	5,489
	305,470	999,794	867,030	417,096	1,834,494	1,090,800
Less:
Expenses reimbursed	(33,338)	—	—	—	—	—
Total operating expenses	272,132	999,794	867,030	417,096	1,834,494	1,090,800
NET INVESTMENT INCOME (LOSS)	(21,120)	72,959	(117,397)	(163,263)	(603,837)	(715,247)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of affiliated investments	1,449,821	5,515,186	3,566,547	3,515,042	16,165,252	8,555,516
Sale of unaffiliated investments	59,525	202,211	113,846	(5,947)	(16,408)	(3,792)
Net realized gain	1,509,346	5,717,397	3,680,393	3,509,095	16,148,844	8,551,724
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	4,011,286	31,569,730	34,115,569	6,471,047	62,305,833	47,854,324
Unaffiliated investments	391,086	2,529,540	3,956,958	(14,963)	(60,230)	(15,509)
Net change in unrealized appreciation (depreciation)	4,402,372	34,099,270	38,072,527	6,456,084	62,245,603	47,838,815
NET REALIZED AND UNREALIZED GAIN	5,911,718	39,816,667	41,752,920	9,965,179	78,394,447	56,390,539
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,890,598	$39,889,626	$41,635,523	$9,801,916	$77,790,610	$55,675,292
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Allocation Funds–13

LVIP SSGA Allocation Funds
Statements of Changes in Net Assets
	LVIP SSGA Conservative Index Allocation Fund		LVIP SSGA Moderate Index Allocation Fund		LVIP SSGA Moderately Aggressive Index Allocation Fund
	Six Months Ended 6/30/21 (unaudited)	Year Ended 12/31/20	Six Months Ended 6/30/21 (unaudited)	Year Ended 12/31/20	Six Months Ended 6/30/21 (unaudited)	Year Ended 12/31/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ (21,120)	$ 2,323,646	$ 72,959	$ 8,669,362	$ (117,397)	$ 7,525,766
Net realized gain	1,509,346	1,059,901	5,717,397	5,373,777	3,680,393	3,911,543
Net change in unrealized appreciation (depreciation)	4,402,372	11,422,845	34,099,270	56,883,795	38,072,527	50,324,962
Net increase in net assets resulting from operations	5,890,598	14,806,392	39,889,626	70,926,934	41,635,523	61,762,271
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(1,417,880)	—	(8,638,134)	—	(9,317,645)
Service Class	—	(2,640,565)	—	(9,198,858)	—	(8,349,970)
	—	(4,058,445)	—	(17,836,992)	—	(17,667,615)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	4,911,346	12,223,839	10,293,027	44,343,131	13,314,156	29,479,975
Service Class	8,274,308	28,869,559	16,361,816	27,426,939	11,895,456	20,905,694
Reinvestment of dividends and distributions:
Standard Class	—	1,417,880	—	8,638,134	—	9,317,645
Service Class	—	2,640,565	—	9,198,858	—	8,349,970
	13,185,654	45,151,843	26,654,843	89,607,062	25,209,612	68,053,284
Cost of shares redeemed:
Standard Class	(3,507,001)	(6,719,602)	(7,520,921)	(19,799,281)	(9,564,596)	(14,321,706)
Service Class	(10,683,570)	(24,071,605)	(20,363,496)	(42,625,969)	(14,695,829)	(38,530,616)
	(14,190,571)	(30,791,207)	(27,884,417)	(62,425,250)	(24,260,425)	(52,852,322)
Increase (decrease) in net assets derived from capital share transactions	(1,004,917)	14,360,636	(1,229,574)	27,181,812	949,187	15,200,962
NET INCREASE (DECREASE) IN NET ASSETS	4,885,681	25,108,583	38,660,052	80,271,754	42,584,710	59,295,618
NET ASSETS:
Beginning of period	147,146,825	122,038,242	573,226,898	492,955,144	507,761,789	448,466,171
End of period	$152,032,506	$147,146,825	$611,886,950	$573,226,898	$550,346,499	$507,761,789
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Allocation Funds–14

LVIP SSGA Allocation Funds
Statements of Changes in Net Assets (continued)
	LVIP SSGA Conservative Structured Allocation Fund		LVIP SSGA Moderate Structured Allocation Fund		LVIP SSGA Moderately Aggressive Structured Allocation Fund
	Six Months Ended 6/30/21 (unaudited)	Year Ended 12/31/20	Six Months Ended 6/30/21 (unaudited)	Year Ended 12/31/20	Six Months Ended 6/30/21 (unaudited)	Year Ended 12/31/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ (163,263)	$ 3,057,991	$ (603,837)	$ 14,673,511	$ (715,247)	$ 9,231,774
Net realized gain	3,509,095	2,599,926	16,148,844	13,456,979	8,551,724	6,536,410
Net change in unrealized appreciation (depreciation)	6,456,084	9,634,318	62,245,603	46,315,525	47,838,815	25,404,040
Net increase in net assets resulting from operations	9,801,916	15,292,235	77,790,610	74,446,015	55,675,292	41,172,224
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(892,280)	—	(6,190,956)	—	(5,515,317)
Service Class	—	(6,191,329)	—	(32,105,402)	—	(18,766,952)
	—	(7,083,609)	—	(38,296,358)	—	(24,282,269)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	4,296,778	2,180,202	4,401,917	19,423,217	3,998,259	18,231,141
Service Class	5,804,435	13,427,121	13,825,511	21,702,408	6,742,036	14,475,285
Reinvestment of dividends and distributions:
Standard Class	—	892,280	—	6,190,956	—	5,515,317
Service Class	—	6,191,329	—	32,105,402	—	18,766,952
	10,101,213	22,690,932	18,227,428	79,421,983	10,740,295	56,988,695
Cost of shares redeemed:
Standard Class	(3,871,011)	(2,844,504)	(4,055,534)	(11,728,595)	(4,748,742)	(12,182,730)
Service Class	(14,185,106)	(28,104,386)	(56,663,237)	(93,791,514)	(33,233,982)	(67,296,777)
	(18,056,117)	(30,948,890)	(60,718,771)	(105,520,109)	(37,982,724)	(79,479,507)
Increase (decrease) in net assets derived from capital share transactions	(7,954,904)	(8,257,958)	(42,491,343)	(26,098,126)	(27,242,429)	(22,490,812)
NET INCREASE (DECREASE) IN NET ASSETS	1,847,012	(49,332)	35,299,267	10,051,531	28,432,863	(5,600,857)
NET ASSETS:
Beginning of period	183,798,957	183,848,289	865,292,459	855,240,928	526,479,261	532,080,118
End of period	$185,645,969	$183,798,957	$900,591,726	$ 865,292,459	$554,912,124	$526,479,261
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Allocation Funds–15

LVIP SSGA Conservative Index Allocation Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Conservative Index Allocation Fund Standard Class
	Six Months Ended 6/30/21[1] (unaudited)	Year Ended
		12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$ 14.733	$ 13.532	$ 12.157	$ 13.090	$ 12.117	$ 11.876
Income (loss) from investment operations:
Net investment income[2]	0.010	0.273	0.306	0.300	0.287	0.261
Net realized and unrealized gain (loss)	0.589	1.368	1.495	(0.867)	1.011	0.333
Total from investment operations	0.599	1.641	1.801	(0.567)	1.298	0.594
Less dividends and distributions from:
Net investment income	—	(0.294)	(0.319)	(0.307)	(0.288)	(0.262)
Net realized gain	—	(0.146)	(0.107)	(0.059)	(0.037)	(0.091)
Total dividends and distributions	—	(0.440)	(0.426)	(0.366)	(0.325)	(0.353)
Net asset value, end of period	$ 15.332	$ 14.733	$ 13.532	$ 12.157	$ 13.090	$ 12.117
Total return[3]	4.07%	12.18%	14.83%	(4.34%)	10.72%	5.01%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 52,563	$ 49,097	$ 38,885	$ 32,361	$ 29,018	$20,170
Ratio of expenses to average net assets[4]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.24%	0.26%	0.29%	0.35%	0.34%	0.33%
Ratio of net investment income to average net assets	0.14% [5]	1.97%	2.33%	2.32%	2.24%	2.13%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.10% [5]	1.91%	2.24%	2.17%	2.10%	2.00%
Portfolio turnover	9%	31%	15%	20%	15%	18%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Allocation Funds–16

LVIP SSGA Conservative Index Allocation Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Conservative Index Allocation Fund Service Class
	Six Months Ended 6/30/21[1] (unaudited)	Year Ended
		12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$ 14.726	$ 13.528	$ 12.156	$ 13.086	$ 12.115	$ 11.875
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.008)	0.238	0.273	0.267	0.254	0.229
Net realized and unrealized gain (loss)	0.587	1.366	1.492	(0.864)	1.010	0.334
Total from investment operations	0.579	1.604	1.765	(0.597)	1.264	0.563
Less dividends and distributions from:
Net investment income	—	(0.260)	(0.286)	(0.274)	(0.256)	(0.232)
Net realized gain	—	(0.146)	(0.107)	(0.059)	(0.037)	(0.091)
Total dividends and distributions	—	(0.406)	(0.393)	(0.333)	(0.293)	(0.323)
Net asset value, end of period	$ 15.305	$ 14.726	$ 13.528	$ 12.156	$ 13.086	$ 12.115
Total return[3]	3.93%	11.91%	14.54%	(4.57%)	10.44%	4.74%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 99,469	$ 98,050	$ 83,153	$ 72,588	$ 79,324	$75,725
Ratio of expenses to average net assets[4]	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.49%	0.51%	0.54%	0.60%	0.59%	0.58%
Ratio of net investment income (loss) to average net assets	(0.11%) [5]	1.72%	2.08%	2.07%	1.99%	1.88%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.15%) [5]	1.66%	1.99%	1.92%	1.85%	1.75%
Portfolio turnover	9%	31%	15%	20%	15%	18%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Allocation Funds–17

LVIP SSGA Moderate Index Allocation Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Moderate Index Allocation Fund Standard Class
	Six Months Ended 6/30/21[1] (unaudited)	Year Ended
		12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$ 16.887	$ 15.344	$ 13.362	$ 14.659	$ 13.119	$ 12.703
Income (loss) from investment operations:
Net investment income[2]	0.014	0.282	0.325	0.325	0.311	0.287
Net realized and unrealized gain (loss)	1.175	1.817	2.108	(1.255)	1.597	0.556
Total from investment operations	1.189	2.099	2.433	(0.930)	1.908	0.843
Less dividends and distributions from:
Net investment income	—	(0.343)	(0.342)	(0.324)	(0.313)	(0.273)
Net realized gain	—	(0.213)	(0.109)	(0.043)	(0.055)	(0.154)
Total dividends and distributions	—	(0.556)	(0.451)	(0.367)	(0.368)	(0.427)
Net asset value, end of period	$ 18.076	$ 16.887	$ 15.344	$ 13.362	$ 14.659	$ 13.119
Total return[3]	7.04%	13.83%	18.24%	(6.27%)	14.55%	6.65%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$289,507	$267,776	$208,502	$142,597	$122,827	$81,080
Ratio of expenses to average net assets[4]	0.21%	0.21%	0.21%	0.21%	0.20%	0.19%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.21%	0.21%	0.24%	0.31%	0.30%	0.29%
Ratio of net investment income to average net assets	0.15% [5]	1.84%	2.21%	2.23%	2.20%	2.20%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.15% [5]	1.84%	2.18%	2.13%	2.10%	2.10%
Portfolio turnover	6%	23%	10%	11%	11%	10%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Allocation Funds–18

LVIP SSGA Moderate Index Allocation Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Moderate Index Allocation Fund Service Class
	Six Months Ended 6/30/21[1] (unaudited)	Year Ended
		12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$ 16.875	$ 15.337	$ 13.359	$ 14.653	$ 13.116	$ 12.702
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.008)	0.243	0.288	0.288	0.275	0.253
Net realized and unrealized gain (loss)	1.174	1.812	2.104	(1.251)	1.595	0.555
Total from investment operations	1.166	2.055	2.392	(0.963)	1.870	0.808
Less dividends and distributions from:
Net investment income	—	(0.304)	(0.305)	(0.288)	(0.278)	(0.240)
Net realized gain	—	(0.213)	(0.109)	(0.043)	(0.055)	(0.154)
Total dividends and distributions	—	(0.517)	(0.414)	(0.331)	(0.333)	(0.394)
Net asset value, end of period	$ 18.041	$ 16.875	$ 15.337	$ 13.359	$ 14.653	$ 13.116
Total return[3]	6.91%	13.55%	17.94%	(6.50%)	14.27%	6.37%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$322,380	$305,451	$284,453	$243,997	$255,446	$221,867
Ratio of expenses to average net assets[4]	0.46%	0.46%	0.46%	0.46%	0.45%	0.44%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.46%	0.46%	0.49%	0.56%	0.55%	0.54%
Ratio of net investment income (loss) to average net assets	(0.10%) [5]	1.59%	1.96%	1.98%	1.95%	1.95%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.10%) [5]	1.59%	1.93%	1.88%	1.85%	1.85%
Portfolio turnover	6%	23%	10%	11%	11%	10%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Allocation Funds–19

LVIP SSGA Moderately Aggressive Index Allocation Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Moderately Aggressive Index Allocation Fund Standard Class
	Six Months Ended 6/30/21[1] (unaudited)	Year Ended
		12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$ 17.483	$ 15.891	$ 13.689	$ 15.191	$ 13.311	$ 12.833
Income (loss) from investment operations:
Net investment income[2]	0.007	0.287	0.323	0.325	0.313	0.291
Net realized and unrealized gain (loss)	1.436	1.950	2.371	(1.466)	1.944	0.652
Total from investment operations	1.443	2.237	2.694	(1.141)	2.257	0.943
Less dividends and distributions from:
Net investment income	—	(0.389)	(0.353)	(0.315)	(0.314)	(0.283)
Net realized gain	—	(0.256)	(0.139)	(0.046)	(0.063)	(0.182)
Total dividends and distributions	—	(0.645)	(0.492)	(0.361)	(0.377)	(0.465)
Net asset value, end of period	$ 18.926	$ 17.483	$ 15.891	$ 13.689	$ 15.191	$ 13.311
Total return[3]	8.25%	14.28%	19.73%	(7.42%)	16.97%	7.37%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$287,465	$262,014	$214,176	$154,120	$141,716	$97,140
Ratio of expenses to average net assets[4]	0.21%	0.21%	0.21%	0.21%	0.21%	0.19%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.21%	0.21%	0.24%	0.31%	0.31%	0.29%
Ratio of net investment income to average net assets	0.08% [5]	1.83%	2.13%	2.16%	2.16%	2.21%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.08% [5]	1.83%	2.10%	2.06%	2.06%	2.11%
Portfolio turnover	6%	22%	13%	11%	10%	10%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Allocation Funds–20

LVIP SSGA Moderately Aggressive Index Allocation Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Moderately Aggressive Index Allocation Fund Service Class
	Six Months Ended 6/30/21[1] (unaudited)	Year Ended
		12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$ 17.443	$ 15.860	$ 13.664	$ 15.164	$ 13.291	$ 12.815
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.016)	0.246	0.284	0.287	0.275	0.257
Net realized and unrealized gain (loss)	1.432	1.941	2.365	(1.461)	1.938	0.652
Total from investment operations	1.416	2.187	2.649	(1.174)	2.213	0.909
Less dividends and distributions from:
Net investment income	—	(0.348)	(0.314)	(0.280)	(0.277)	(0.251)
Net realized gain	—	(0.256)	(0.139)	(0.046)	(0.063)	(0.182)
Total dividends and distributions	—	(0.604)	(0.453)	(0.326)	(0.340)	(0.433)
Net asset value, end of period	$ 18.859	$ 17.443	$ 15.860	$ 13.664	$ 15.164	$ 13.291
Total return[3]	8.12%	13.99%	19.43%	(7.66%)	16.67%	7.11%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$262,882	$245,748	$234,290	$210,069	$204,497	$177,056
Ratio of expenses to average net assets[4]	0.46%	0.46%	0.46%	0.46%	0.46%	0.44%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.46%	0.46%	0.49%	0.56%	0.56%	0.54%
Ratio of net investment income (loss) to average net assets	(0.17%) [5]	1.58%	1.88%	1.91%	1.19%	1.96%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.17%) [5]	1.58%	1.85%	1.81%	1.81%	1.86%
Portfolio turnover	6%	22%	13%	11%	10%	10%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Allocation Funds–21

LVIP SSGA Conservative Structured Allocation Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Conservative Structured Allocation Fund Standard Class
	Six Months Ended 6/30/21[1] (unaudited)	Year Ended
		12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$ 12.585	$ 11.966	$ 10.983	$ 12.054	$ 11.489	$ 11.265
Income (loss) from investment operations:
Net investment income[2]	0.003	0.236	0.282	0.282	0.286	0.259
Net realized and unrealized gain (loss)	0.697	0.906	1.211	(0.882)	0.826	0.509
Total from investment operations	0.700	1.142	1.493	(0.600)	1.112	0.768
Less dividends and distributions from:
Net investment income	—	(0.256)	(0.323)	(0.348)	(0.411)	(0.265)
Net realized gain	—	(0.267)	(0.187)	(0.123)	(0.136)	(0.279)
Total dividends and distributions	—	(0.523)	(0.510)	(0.471)	(0.547)	(0.544)
Net asset value, end of period	$ 13.285	$ 12.585	$ 11.966	$ 10.983	$ 12.054	$ 11.489
Total return[3]	5.56%	9.68%	13.64%	(5.01%)	9.70%	6.84%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 23,912	$22,240	$ 21,161	$ 18,119	$17,372	$13,873
Ratio of expenses to average net assets[4]	0.24%	0.24%	0.24%	0.23%	0.21%	0.20%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.24%	0.24%	0.27%	0.33%	0.31%	0.30%
Ratio of net investment income to average net assets	0.04% [5]	1.99%	2.39%	2.38%	2.37%	2.23%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.04% [5]	1.99%	2.36%	2.28%	2.27%	2.13%
Portfolio turnover	8%	24%	13%	11%	12%	17%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Allocation Funds–22

LVIP SSGA Conservative Structured Allocation Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Conservative Structured Allocation Fund Service Class
	Six Months Ended 6/30/21[1] (unaudited)	Year Ended
		12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$ 12.582	$ 11.966	$ 10.983	$ 12.051	$ 11.487	$ 11.264
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.013)	0.206	0.252	0.252	0.255	0.229
Net realized and unrealized gain (loss)	0.697	0.903	1.211	(0.880)	0.825	0.509
Total from investment operations	0.684	1.109	1.463	(0.628)	1.080	0.738
Less dividends and distributions from:
Net investment income	—	(0.226)	(0.293)	(0.317)	(0.380)	(0.236)
Net realized gain	—	(0.267)	(0.187)	(0.123)	(0.136)	(0.279)
Total dividends and distributions	—	(0.493)	(0.480)	(0.440)	(0.516)	(0.515)
Net asset value, end of period	$ 13.266	$ 12.582	$ 11.966	$ 10.983	$ 12.051	$ 11.487
Total return[3]	5.44%	9.40%	13.36%	(5.25%)	9.43%	6.57%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$161,734	$161,559	$162,687	$162,879	$198,858	$194,743
Ratio of expenses to average net assets[4]	0.49%	0.49%	0.49%	0.48%	0.46%	0.45%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.49%	0.49%	0.52%	0.58%	0.56%	0.55%
Ratio of net investment income (loss) to average net assets	(0.21%) [5]	1.74%	2.14%	2.13%	2.12%	1.98%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.21%) [5]	1.74%	2.11%	2.03%	2.02%	1.88%
Portfolio turnover	8%	24%	13%	11%	12%	17%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Allocation Funds–23

LVIP SSGA Moderate Structured Allocation Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Moderate Structured Allocation Fund Standard Class
	Six Months Ended 6/30/21[1] (unaudited)	Year Ended
		12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$ 13.554	$ 12.950	$ 11.659	$ 13.162	$ 12.285	$ 11.863
Income (loss) from investment operations:
Net investment income[2]	0.005	0.256	0.304	0.300	0.315	0.274
Net realized and unrealized gain (loss)	1.248	0.988	1.617	(1.229)	1.293	0.816
Total from investment operations	1.253	1.244	1.921	(0.929)	1.608	1.090
Less dividends and distributions from:
Net investment income	—	(0.317)	(0.363)	(0.400)	(0.518)	(0.286)
Net realized gain	—	(0.323)	(0.267)	(0.174)	(0.213)	(0.382)
Total dividends and distributions	—	(0.640)	(0.630)	(0.574)	(0.731)	(0.668)
Net asset value, end of period	$ 14.807	$ 13.554	$ 12.950	$ 11.659	$ 13.162	$ 12.285
Total return[3]	9.24%	9.86%	16.57%	(7.12%)	13.15%	9.27%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$149,955	$136,955	$116,658	$ 93,678	$ 93,340	$70,035
Ratio of expenses to average net assets[4]	0.20%	0.21%	0.21%	0.20%	0.20%	0.18%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.20%	0.21%	0.24%	0.30%	0.30%	0.28%
Ratio of net investment income to average net assets	0.08% [5]	2.05%	2.40%	2.40%	2.41%	2.24%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.08% [5]	2.05%	2.37%	2.30%	2.31%	2.14%
Portfolio turnover	6%	21%	12%	11%	11%	12%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Allocation Funds–24

LVIP SSGA Moderate Structured Allocation Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Moderate Structured Allocation Fund Service Class
	Six Months Ended 6/30/21[1] (unaudited)	Year Ended
		12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$ 13.546	$ 12.945	$ 11.655	$ 13.154	$ 12.280	$ 11.859
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.013)	0.224	0.272	0.288	0.282	0.242
Net realized and unrealized gain (loss)	1.247	0.984	1.615	(1.246)	1.290	0.817
Total from investment operations	1.234	1.208	1.887	(0.958)	1.572	1.059
Less dividends and distributions from:
Net investment income	—	(0.284)	(0.330)	(0.367)	(0.485)	(0.256)
Net realized gain	—	(0.323)	(0.267)	(0.174)	(0.213)	(0.382)
Total dividends and distributions	—	(0.607)	(0.597)	(0.541)	(0.698)	(0.638)
Net asset value, end of period	$ 14.780	$ 13.546	$ 12.945	$ 11.655	$ 13.154	$ 12.280
Total return[3]	9.11%	9.59%	16.28%	(7.36%)	12.86%	9.01%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$750,637	$728,337	$738,583	$721,976	$860,665	$817,187
Ratio of expenses to average net assets[4]	0.45%	0.46%	0.46%	0.45%	0.45%	0.43%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.45%	0.46%	0.49%	0.55%	0.55%	0.53%
Ratio of net investment income (loss) to average net assets	(0.17%) [5]	1.80%	2.15%	2.15%	2.16%	1.99%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.17%) [5]	1.80%	2.12%	2.05%	2.06%	1.89%
Portfolio turnover	6%	21%	12%	11%	11%	12%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Allocation Funds–25

LVIP SSGA Moderately Aggressive Structured Allocation Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Moderately Aggressive Structured Allocation Fund Standard Class
	Six Months Ended 6/30/21[1] (unaudited)	Year Ended
		12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$ 14.002	$ 13.483	$ 12.014	$ 13.646	$ 12.567	$ 12.036
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.005)	0.271	0.321	0.332	0.333	0.291
Net realized and unrealized gain (loss)	1.531	0.937	1.762	(1.447)	1.531	0.957
Total from investment operations	1.526	1.208	2.083	(1.115)	1.864	1.248
Less dividends and distributions from:
Net investment income	—	(0.337)	(0.380)	(0.435)	(0.558)	(0.300)
Net realized gain	—	(0.352)	(0.234)	(0.082)	(0.227)	(0.417)
Total dividends and distributions	—	(0.689)	(0.614)	(0.517)	(0.785)	(0.717)
Net asset value, end of period	$ 15.528	$ 14.002	$ 13.483	$ 12.014	$ 13.646	$ 12.567
Total return[3]	10.90%	9.28%	17.43%	(8.20%)	14.89%	10.48%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$131,373	$119,194	$103,328	$ 78,667	$ 76,979	$ 56,314
Ratio of expenses to average net assets[4]	0.21%	0.21%	0.21%	0.21%	0.20%	0.18%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.21%	0.21%	0.24%	0.31%	0.30%	0.28%
Ratio of net investment income (loss) to average net assets	(0.07%) [5]	2.13%	2.45%	2.46%	2.46%	2.35%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.07%) [5]	2.13%	2.42%	2.36%	2.36%	2.25%
Portfolio turnover	6%	22%	13%	14%	12%	15%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Allocation Funds–26

LVIP SSGA Moderately Aggressive Structured Allocation Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Moderately Aggressive Structured Allocation Fund Service Class
	Six Months Ended 6/30/21[1] (unaudited)	Year Ended
		12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$ 13.993	$ 13.477	$ 12.009	$ 13.636	$ 12.560	$ 12.032
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.024)	0.238	0.288	0.298	0.298	0.259
Net realized and unrealized gain (loss)	1.529	0.934	1.760	(1.443)	1.529	0.955
Total from investment operations	1.505	1.172	2.048	(1.145)	1.827	1.214
Less dividends and distributions from:
Net investment income	—	(0.304)	(0.346)	(0.400)	(0.524)	(0.269)
Net realized gain	—	(0.352)	(0.234)	(0.082)	(0.227)	(0.417)
Total dividends and distributions	—	(0.656)	(0.580)	(0.482)	(0.751)	(0.686)
Net asset value, end of period	$ 15.498	$ 13.993	$ 13.477	$ 12.009	$ 13.636	$ 12.560
Total return[3]	10.76%	9.01%	17.14%	(8.43%)	14.61%	10.20%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$423,539	$407,285	$428,752	$410,730	$489,278	$438,523
Ratio of expenses to average net assets[4]	0.46%	0.46%	0.46%	0.46%	0.45%	0.43%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.46%	0.46%	0.49%	0.56%	0.55%	0.53%
Ratio of net investment income (loss) to average net assets	(0.32%) [5]	1.88%	2.20%	2.21%	2.21%	2.10%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.32%) [5]	1.88%	2.17%	2.11%	2.11%	2.00%
Portfolio turnover	6%	22%	13%	14%	12%	15%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Allocation Funds–27

LVIP SSGA Allocation Funds
Notes to Financial Statements
June 30, 2021 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 105 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP SSGA Conservative Index Allocation Fund, LVIP SSGA Moderate Index Allocation Fund, LVIP SSGA Moderately Aggressive Index Allocation Fund, LVIP SSGA Conservative Structured Allocation Fund, LVIP SSGA Moderate Structured Allocation Fund and LVIP SSGA Moderately Aggressive Structured Allocation Fund (each, a “Fund”, and collectively, the “Funds”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Funds are diversified management investment companies registered under the 1940 Act. Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold each Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
Each Fund operates under a fund of funds structure and invests substantially all of its assets in investment companies, including exchange-traded funds (“ETFs”), and mutual funds that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or unaffiliated managers (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. A significant portion of the Underlying Funds employ a passive investment style (i.e., index funds). In addition to investment company investments, the Funds may invest in individual securities, such as money market instruments. Financial statements for the Underlying Funds can be found at www.sec.gov.
The investment objective of the LVIP SSGA Conservative Index Allocation Fund and LVIP SSGA Conservative Structured Allocation Fund is to seek a high level of current income, with some consideration given to growth of capital.
The investment objective of the LVIP SSGA Moderate Index Allocation Fund and LVIP SSGA Moderate Structured Allocation Fund is to seek a balance between a high level of current income and growth of capital, with an emphasis on growth of capital.
The investment objective of the LVIP SSGA Moderately Aggressive Index Allocation Fund and LVIP SSGA Moderately Aggressive Structured Allocation Fund is to seek a balance between high level of current income and growth of capital, with a greater emphasis on growth of capital.
1. Significant Accounting Policies
Each Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, each Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Funds.
Security Valuation –ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Funds value Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.
Federal Income Taxes–No provision for federal income taxes has been made because each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Funds' federal income tax returns through the six months ended June 30, 2021 and for all open tax years (years ended December 31, 2017-December 31, 2020), and has concluded that no provision for federal income tax is required in the Funds' financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statements of Operations. During six months ended June 30, 2021, the Funds did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
LVIP SSGA Allocation Funds–28

LVIP SSGA Allocation Funds
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.
 The Funds declare and distribute dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
LIAC is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of each Fund's investment portfolio, including monitoring of each Fund's investment sub-adviser, and providing certain administrative services to each Fund.   For its services, LIAC receives a management fee at an annual rate of 0.15% of each Fund’s average daily net assets.   The management fee is calculated daily and paid monthly.   The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LIAC).
LIAC has contractually agreed to reimburse the LVIP SSGA Conservative Index Allocation Fund to the extent that annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.20% of average daily net assets for the Standard Class and 0.45% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue through at least April 30, 2022, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.
LIAC retains the right to receive reimbursements of excess amounts waived or paid by LIAC under the expense limitation agreement. Each Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that each Fund is able to effect such payments to LIAC and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2021, LIAC has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
		Expiration Date
	2022	2023	Total
LVIP SSGA Conservative Index Allocation Fund	$53,208	$76,618	$ 129,826
SSGA Funds Management Inc. (“SSGA”) provides consulting services to LIAC, but has no management discretion over the Funds’ assets and LIAC pays no compensation to SSGA under the consulting agreement.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Funds. For these services, the Funds reimburse Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statements of Operations. For the six months ended June 30, 2021, costs for these administrative and legal services were as follows:
	LVIP SSGA Conservative Index Allocation Fund	LVIP SSGA Moderate Index Allocation Fund	LVIP SSGA Moderately Aggressive Index Allocation Fund	LVIP SSGA Conservative Structured Allocation Fund	LVIP SSGA Moderate Structured Allocation Fund	LVIP SSGA Moderately Aggressive Structured Allocation Fund
Administrative	$4,467	$17,524	$15,668	$5,516	$26,554	$16,202
Legal	711	2,787	2,492	877	4,223	2,577
Lincoln Life also provides certain contract holder and additional corporate services to the Funds. Each Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of each Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statements of Operations.
LVIP SSGA Allocation Funds–29

LVIP SSGA Allocation Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also prints and mails Fund documents on behalf of the Funds. The cost of these services is included in “Reports and statements to shareholders” on the Statements of Operations. The Funds reimburse Lincoln Life for the cost of these services. For the six months ended June 30, 2021, these fees were as follows:
	LVIP SSGA Conservative Index Allocation Fund	LVIP SSGA Moderate Index Allocation Fund	LVIP SSGA Moderately Aggressive Index Allocation Fund	LVIP SSGA Conservative Structured Allocation Fund	LVIP SSGA Moderate Structured Allocation Fund	LVIP SSGA Moderately Aggressive Structured Allocation Fund
Printing and mailing	$548	$2,147	$1,935	$621	$2,591	$1,889
The Funds currently offer two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to their distribution and service plan, the Funds are authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fees are calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statements of Operations, the Funds indirectly bear the investment management fees and other expenses of the Underlying Funds in which they invest. Because each of the Underlying Funds has varied expense and fee levels, and the Funds may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At June 30, 2021, each Fund had liabilities payable to affiliates as follows:
	LVIP SSGA Conservative Index Allocation Fund	LVIP SSGA Moderate Index Allocation Fund	LVIP SSGA Moderately Aggressive Index Allocation Fund	LVIP SSGA Conservative Structured Allocation Fund	LVIP SSGA Moderate Structured Allocation Fund	LVIP SSGA Moderately Aggressive Structured Allocation Fund
Expense reimbursement receivable due from LIAC	$ 4,257	$ —	$ —	$ —	$ —	$ —
Management fees payable to LIAC	18,824	75,497	67,820	22,922	112,152	69,003
Distribution fees payable to LFD	20,523	66,418	54,223	33,326	156,013	87,920
Printing and mailing fees payable to Lincoln Life	548	2,147	1,935	666	3,248	1,990
Shareholder servicing fees payable to Lincoln Life	3,639	14,596	13,112	4,432	21,683	13,341
The Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price.   Pursuant to these procedures, for the six months ended June 30, 2021, each Fund engaged in securities purchases and securities sales which resulted in net realized gains (losses) as follows:
LVIP SSGA Allocation Funds–30

LVIP SSGA Allocation Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
	LVIP SSGA Conservative Index Allocation Fund	LVIP SSGA Moderate Index Allocation Fund	LVIP SSGA Moderately Aggressive Index Allocation Fund	LVIP SSGA Conservative Structured Allocation Fund	LVIP SSGA Moderate Structured Allocation Fund	LVIP SSGA Moderately Aggressive Structured Allocation Fund
Purchases	$958,053	$1,160,553	$787,963	$299,777	$ 207,277	$110,762
Sales	391,187	642,599	487,248	315,731	1,169,491	518,130
Net realized gain (loss)	5,728	25,595	15,799	(1,866)	(4,144)	(1,723)
Certain officers and trustees of the Funds are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Funds. The Funds pay compensation to unaffiliated trustees.
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds or ETFs). Affiliated investments of each Fund and the corresponding investment activity for the six months ended June 30, 2021, were as follows:
LVIP SSGA Conservative Index Allocation Fund
	Value 12/31/20	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/21	Number of Shares 06/30/21	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-86.08%@
Equity Funds-22.23%@
✧✧LVIP SSGA Mid-Cap Index Fund	$ 4,443,931	$ 273,774	$ 863,637	$ 148,018	$ 593,631	$ 4,595,717	306,688	$—	$—
✧✧LVIP SSGA S&P 500 Index Fund	25,222,646	1,551,385	4,316,273	973,941	2,702,843	26,134,542	942,397	—	—
✧✧LVIP SSGA Small-Cap Index Fund	2,963,681	182,516	575,638	182,185	305,598	3,058,342	72,514	—	—
Fixed Income Fund-50.03%@
✧✧LVIP SSGA Bond Index Fund	73,224,744	9,085,810	5,006,402	(184,597)	(1,053,590)	76,065,965	6,420,694	—	—
International Equity Fund-13.82%@
✧✧LVIP SSGA International Index Fund	20,707,853	1,277,611	2,763,846	330,274	1,462,804	21,014,696	1,862,179	—	—
Total	$126,562,855	$12,371,096	$13,525,796	$1,449,821	$ 4,011,286	$130,869,262		$ —	$ —

@ As a percentage of Net Assets as of June 30, 2021.
✧✧ Standard Class shares.
LVIP SSGA Allocation Funds–31

LVIP SSGA Allocation Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
LVIP SSGA Moderate Index Allocation Fund
	Value 12/31/20	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/21	Number of Shares 06/30/21	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-83.93%@
Equity Funds-34.26%@
✧✧LVIP SSGA Mid-Cap Index Fund	$ 34,519,607	$ 823,967	$ 4,194,462	$ 673,668	$ 5,090,322	$ 36,913,102	2,463,337	$—	$—
✧✧LVIP SSGA S&P 500 Index Fund	138,303,558	3,295,867	13,716,757	3,403,376	16,900,417	148,186,461	5,343,519	—	—
✧✧LVIP SSGA Small-Cap Index Fund	23,018,912	549,311	2,831,277	822,799	3,004,578	24,564,323	582,424	—	—
Fixed Income Fund-29.96%@
✧✧LVIP SSGA Bond Index Fund	170,680,434	19,987,336	4,558,335	(130,507)	(2,672,084)	183,306,844	15,472,849	—	—
International Equity Fund-19.71%@
✧✧LVIP SSGA International Index Fund	114,888,530	2,746,556	7,048,482	745,850	9,246,497	120,578,951	10,684,887	—	—
Total	$ 481,411,041	$ 27,403,037	$ 32,349,313	$ 5,515,186	$ 31,569,730	$ 513,549,681		$ —	$ —

@ As a percentage of Net Assets as of June 30, 2021.
✧✧ Standard Class shares.
LVIP SSGA Moderately Aggressive Index Allocation Fund
	Value 12/31/20	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/21	Number of Shares 06/30/21	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-84.84%@
Equity Funds-38.25%@
✧✧LVIP SSGA Mid-Cap Index Fund	$ 35,636,553	$ 985,143	$ 3,924,520	$ 555,239	$ 5,439,105	$ 38,691,520	2,582,017	$—	$—
✧✧LVIP SSGA S&P 500 Index Fund	132,588,746	3,659,102	11,684,897	2,021,508	17,648,672	144,233,131	5,200,964	—	—
✧✧LVIP SSGA Small-Cap Index Fund	25,458,060	742,353	2,869,284	661,833	3,593,655	27,586,617	654,083	—	—
Fixed Income Fund-24.94%@
✧✧LVIP SSGA Bond Index Fund	125,878,702	16,805,565	3,388,912	(110,224)	(1,941,191)	137,243,940	11,584,700	—	—
International Equity Fund-21.65%@
✧✧LVIP SSGA International Index Fund	111,830,071	3,096,163	5,569,391	438,191	9,375,328	119,170,362	10,560,067	—	—
Total	$ 431,392,132	$ 25,288,326	$ 27,437,004	$ 3,566,547	$ 34,115,569	$ 466,925,570		$ —	$ —

@ As a percentage of Net Assets as of June 30, 2021.
✧✧ Standard Class shares.
LVIP SSGA Allocation Funds–32

LVIP SSGA Allocation Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
LVIP SSGA Conservative Structured Allocation Fund
	Value 12/31/20	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/21	Number of Shares 06/30/21	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-90.12%@
Equity Funds-22.22%@
✧✧LVIP SSGA Large Cap 100 Fund	$ 14,851,213	$ 389,265	$ 3,636,145	$ 935,626	$ 2,151,178	$ 14,691,137	931,765	$—	$—
✧✧LVIP SSGA Mid-Cap Index Fund	3,830,763	97,316	859,121	176,574	447,887	3,693,419	246,474	—	—
✧✧LVIP SSGA S&P 500 Index Fund	14,822,322	389,265	1,980,078	929,607	1,190,879	15,351,995	553,584	—	—
✧✧LVIP SSGA Small-Cap Index Fund	3,960,265	266,976	1,043,379	510,451	159,232	3,853,545	91,368	—	—
✧✧LVIP SSGA Small-Mid Cap 200 Fund	3,956,707	97,316	1,501,511	375,979	725,859	3,654,350	211,859	—	—
Fixed Income Fund-50.15%@
✧✧LVIP SSGA Bond Index Fund	89,939,130	11,125,605	6,418,149	(241,653)	(1,306,861)	93,098,072	7,858,367	—	—
International Equity Funds-17.75%@
✧✧LVIP SSGA Developed International 150 Fund	13,295,879	340,607	2,756,089	256,581	1,601,625	12,738,603	1,455,009	—	—
✧✧LVIP SSGA Emerging Markets 100 Fund	7,824,354	194,632	1,663,064	147,105	818,591	7,321,618	759,032	—	—
✧✧LVIP SSGA International Index Fund	13,224,140	340,607	1,767,934	424,772	682,657	12,904,242	1,143,486	—	—
Total	$165,704,773	$ 13,241,589	$21,625,470	$3,515,042	$ 6,471,047	$167,306,981		$ —	$ —

@ As a percentage of Net Assets as of June 30, 2021.
✧✧ Standard Class shares.
LVIP SSGA Allocation Funds–33

LVIP SSGA Allocation Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
LVIP SSGA Moderate Structured Allocation Fund
	Value 12/31/20	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/21	Number of Shares 06/30/21	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-90.11%@
Equity Funds-34.34%@
✧✧LVIP SSGA Large Cap 100 Fund	$103,744,232	$ 391,142	$19,269,743	$ 4,721,012	$17,360,632	$106,947,275	6,782,982	$—	$—
✧✧LVIP SSGA Mid-Cap Index Fund	35,673,174	130,381	5,869,420	1,304,059	4,613,545	35,851,739	2,392,508	—	—
✧✧LVIP SSGA S&P 500 Index Fund	103,544,362	391,142	7,382,911	3,517,697	11,718,739	111,789,029	4,031,048	—	—
✧✧LVIP SSGA Small-Cap Index Fund	27,657,375	1,743,825	6,075,509	2,905,588	1,834,295	28,065,574	665,440	—	—
✧✧LVIP SSGA Small-Mid Cap 200 Fund	27,629,775	97,785	8,950,418	2,106,162	5,722,003	26,605,307	1,542,426	—	—
Fixed Income Fund-30.10%@
✧✧LVIP SSGA Bond Index Fund	251,281,799	37,744,779	13,596,889	(542,844)	(3,789,047)	271,097,798	22,883,245	—	—
International Equity Funds-25.67%@
✧✧LVIP SSGA Developed International 150 Fund	88,435,008	325,952	13,043,438	896,791	11,716,900	88,331,213	10,089,230	—	—
✧✧LVIP SSGA Emerging Markets 100 Fund	54,649,003	195,571	8,389,723	(62,802)	6,909,883	53,301,932	5,525,807	—	—
✧✧LVIP SSGA International Index Fund	87,967,451	499,524	6,511,809	1,319,589	6,218,883	89,493,638	7,930,318	—	—
Total	$ 780,582,179	$ 41,520,101	$ 89,089,860	$16,165,252	$ 62,305,833	$ 811,483,505		$ —	$ —

@ As a percentage of Net Assets as of June 30, 2021.
✧✧ Standard Class shares.
LVIP SSGA Allocation Funds–34

LVIP SSGA Allocation Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
LVIP SSGA Moderately Aggressive Structured Allocation Fund
	Value 12/31/20	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/21	Number of Shares 06/30/21	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-95.16%@
Equity Funds-38.43%@
✧✧LVIP SSGA Large Cap 100 Fund	$ 67,946,652	$ 408,480	$11,386,531	$2,644,479	$11,857,140	$ 71,470,220	4,532,899	$—	$—
✧✧LVIP SSGA Mid-Cap Index Fund	21,568,026	125,686	3,164,784	647,830	2,938,972	22,115,730	1,475,858	—	—
✧✧LVIP SSGA S&P 500 Index Fund	67,828,235	1,550,857	4,730,532	1,077,785	8,967,230	74,693,575	2,693,407	—	—
✧✧LVIP SSGA Small-Cap Index Fund	22,293,284	1,603,109	4,647,822	2,173,173	1,655,987	23,077,731	547,177	—	—
✧✧LVIP SSGA Small-Mid Cap 200 Fund	22,259,696	125,686	6,813,943	1,523,938	4,785,819	21,881,196	1,268,549	—	—
Fixed Income Fund-25.11%@
✧✧LVIP SSGA Bond Index Fund	126,640,590	22,611,993	7,738,505	(292,415)	(1,867,022)	139,354,641	11,762,863	—	—
International Equity Funds-31.62%@
✧✧LVIP SSGA Developed International 150 Fund	58,797,195	345,637	7,587,987	449,099	7,930,137	59,934,081	6,845,698	—	—
✧✧LVIP SSGA Emerging Markets 100 Fund	55,058,639	314,215	7,473,996	(118,854)	7,016,955	54,796,959	5,680,796	—	—
✧✧LVIP SSGA International Index Fund	58,502,149	850,045	3,651,495	450,481	4,569,106	60,720,286	5,380,619	—	—
Total	$ 500,894,466	$ 27,935,708	$ 57,195,595	$ 8,555,516	$ 47,854,324	$ 528,044,419		$ —	$ —

@ As a percentage of Net Assets as of June 30, 2021.
✧✧ Standard Class shares.
3. Investments
For the six months ended June 30, 2021, each Fund made purchases and sales of investment securities other than short-term investments as follows:
	LVIP SSGA Conservative Index Allocation Fund	LVIP SSGA Moderate Index Allocation Fund	LVIP SSGA Moderately Aggressive Index Allocation Fund	LVIP SSGA Conservative Structured Allocation Fund	LVIP SSGA Moderate Structured Allocation Fund	LVIP SSGA Moderately Aggressive Structured Allocation Fund
Purchases	$13,312,580	$33,195,288	$29,878,642	$14,437,279	$50,356,272	$31,275,015
Sales	14,775,591	34,859,697	29,643,097	22,592,361	92,451,603	58,223,572
LVIP SSGA Allocation Funds–35

LVIP SSGA Allocation Funds
Notes to Financial Statements (continued)
 3. Investments (continued)
At June 30, 2021, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2021, the cost and unrealized appreciation (depreciation) of investments were as follows:
	LVIP SSGA Conservative Index Allocation Fund	LVIP SSGA Moderate Index Allocation Fund	LVIP SSGA Moderately Aggressive Index Allocation Fund	LVIP SSGA Conservative Structured Allocation Fund	LVIP SSGA Moderate Structured Allocation Fund	LVIP SSGA Moderately Aggressive Structured Allocation Fund
Cost of investments	$116,863,152	$433,887,645	$372,214,245	$146,643,988	$664,237,476	$397,409,727
Aggregate unrealized appreciation of investments	$ 35,368,091	$178,047,341	$177,962,136	$ 39,114,938	$236,714,892	$158,232,984
Aggregate unrealized depreciation of investments	—	—	—	—	—	—
Net unrealized appreciation of investments	$ 35,368,091	$178,047,341	$177,962,136	$ 39,114,938	$236,714,892	$158,232,984
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Assets and Liabilities are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2021.
U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including each Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP SSGA Allocation Funds–36

LVIP SSGA Allocation Funds
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of each Fund's investments by fair value hierarchy levels as of June 30, 2021:
Level 1	LVIP SSGA Conservative Index Allocation Fund	LVIP SSGA Moderate Index Allocation Fund	LVIP SSGA Moderately Aggressive Index Allocation Fund	LVIP SSGA Conservative Structured Allocation Fund	LVIP SSGA Moderate Structured Allocation Fund	LVIP SSGA Moderately Aggressive Structured Allocation Fund
Investments:
Assets:
Affiliated Investment Companies	$130,869,262	$513,549,681	$466,925,570	$167,306,981	$811,483,505	$528,044,419
Unaffiliated Investment Companies	21,361,981	98,385,304	83,250,811	18,451,945	89,468,863	27,598,292
Total Investments	$152,231,243	$611,934,985	$550,176,381	$185,758,926	$900,952,368	$555,642,711
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	LVIP SSGA Conservative Index Allocation Fund		LVIP SSGA Moderate Index Allocation Fund		LVIP SSGA Moderately Aggressive Index Allocation Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	6/30/21	12/31/20	6/30/21	12/31/20	6/30/21	12/31/20
Shares sold:
Standard Class	330,128	867,316	589,735	2,989,891	728,437	1,866,535
Service Class	553,034	2,119,120	934,761	1,785,089	656,178	1,372,902
Shares reinvested:
Standard Class	—	97,489	—	528,436	—	554,018
Service Class	—	181,932	—	564,691	—	499,498
	883,162	3,265,857	1,524,496	5,868,107	1,384,615	4,292,953
Shares redeemed:
Standard Class	(234,247)	(506,083)	(430,450)	(1,249,725)	(525,983)	(911,721)
Service Class	(712,479)	(1,789,236)	(1,165,954)	(2,795,383)	(805,407)	(2,556,038)
	(946,726)	(2,295,319)	(1,596,404)	(4,045,108)	(1,331,390)	(3,467,759)
Net increase (decrease)	(63,564)	970,538	(71,908)	1,822,999	53,225	825,194

LVIP SSGA Allocation Funds–37

LVIP SSGA Allocation Funds
Notes to Financial Statements (continued)
 4. Capital Shares (continued)
	LVIP SSGA Conservative Structured Allocation Fund		LVIP SSGA Moderate Structured Allocation Fund		LVIP SSGA Moderately Aggressive Structured Allocation Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	6/30/21	12/31/20	6/30/21	12/31/20	6/30/21	12/31/20
Shares sold:
Standard Class	328,221	181,049	306,733	1,556,954	268,018	1,380,601
Service Class	447,012	1,131,532	968,549	1,730,737	448,321	1,197,131
Shares reinvested:
Standard Class	—	72,285	—	473,970	—	412,594
Service Class	—	502,613	—	2,467,981	—	1,411,761
	775,233	1,887,479	1,275,282	6,229,642	716,339	4,402,087
Shares redeemed:
Standard Class	(295,611)	(254,471)	(283,290)	(935,244)	(320,089)	(944,136)
Service Class	(1,095,786)	(2,390,025)	(3,945,876)	(7,487,385)	(2,226,697)	(5,315,290)
	(1,391,397)	(2,644,496)	(4,229,166)	(8,422,629)	(2,546,786)	(6,259,426)
Net increase (decrease)	(616,164)	(757,017)	(2,953,884)	(2,192,987)	(1,830,447)	(1,857,339)
5. Line of Credit
The Funds, along with other funds in the Trust (“Participants”), are participants in a $300,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 16, 2022.
The Funds had no amounts outstanding as of June 30, 2021, or at any time during the period then ended.
6. Risk Factors
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds' investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Funds' portfolio investments.
7. Contractual Obligations
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown; however, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of material loss to be remote.
8. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Funds financial statements.
LVIP SSGA Allocation Funds–38

LVIP SSGA Allocation Funds
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Funds have established a liquidity risk management program to govern their approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Funds' investment adviser. The Funds' Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting each Fund's compliance with limits on investments in illiquid assets and mitigating the risk that a Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Fund's liquidity and the periodic classification and re-classification of a Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 8-9, 2021, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2020 through December 31, 2020. During the period covered by the report, there was one liquidity event due to an extended Taiwanese foreign holiday in February 2020 that caused the LVIP SSGA Emerging Markets Equity Index Fund to classify its Taiwanese securities as illiquid for one day, which caused the Fund to exceed the 15% limit on illiquid securities on that day. The LVIP SSGA Emerging Markets Equity Index Fund was under the 15% limitation the following business day, and there was no impact on the Funds ability to timely meet redemptions. There were no additional liquidity events that impacted the Funds or their respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Funds' liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to each Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP SSGA Allocation Funds–39

LVIP SSGA Bond Index Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2021

LVIP SSGA Bond Index Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP SSGA Bond Index Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2021 to June 30, 2021
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”) and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021 to June 30, 2021.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/21	Ending Account Value 6/30/21	Annualized Expense Ratio	Expenses Paid During Period 1/1/21 to 6/30/21*
Actual
Standard Class Shares	$1,000.00	$982.60	0.35%	$1.72
Service Class Shares	1,000.00	981.30	0.60%	2.95
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.10	0.35%	$1.76
Service Class Shares	1,000.00	1,021.80	0.60%	3.01

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP SSGA Bond Index Fund–1

LVIP SSGA Bond Index Fund
Security Type/Sector Allocation and Credit Quality Ratings (unaudited)
As of June 30, 2021
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Agency Commercial Mortgage-Backed Securities	0.95%
Agency Mortgage-Backed Securities	27.30%
Agency Obligations	1.63%
Corporate Bonds	27.26%
Advertising	0.03%
Aerospace & Defense	0.58%
Agriculture	0.35%
Airlines	0.08%
Apparel	0.08%
Auto Manufacturers	0.43%
Auto Parts & Equipment	0.03%
Banks	5.59%
Beverages	0.67%
Biotechnology	0.29%
Building Materials	0.12%
Chemicals	0.41%
Commercial Services	0.25%
Computers	0.72%
Cosmetics & Personal Care	0.10%
Distribution/Wholesale	0.01%
Diversified Financial Services	0.98%
Electric	2.03%
Electrical Components & Equipment	0.02%
Electronics	0.17%
Environmental Control	0.05%
Food	0.35%
Forest Products & Paper	0.07%
Gas	0.17%
Hand Machine Tools	0.03%
Health Care Products	0.29%
Health Care Services	0.73%
Home Builders	0.03%
Home Furnishings	0.02%
Household Products Wares	0.05%
Insurance	0.84%
Internet	0.44%
Investment Company Security	0.09%
Iron & Steel	0.07%
Leisure Time	0.00%
Lodging	0.09%
Machinery Construction & Mining	0.12%
Machinery Diversified	0.19%
Media	1.00%
Metal Fabricate & Hardware	0.03%
Mining	0.15%
Security Type/Sector	Percentage of Net Assets
Miscellaneous Manufacturing	0.22%
Office Furnishings	0.00%
Oil & Gas	1.26%
Oil & Gas Services	0.09%
Packaging & Containers	0.06%
Pharmaceuticals	1.67%
Pipelines	0.95%
Private Equity	0.01%
Real Estate	0.02%
Real Estate Investment Trusts	1.02%
Retail	0.78%
Savings & Loans	0.00%
Semiconductors	0.56%
Software	0.81%
Telecommunications	1.41%
Textiles	0.01%
Toys Games Hobbies	0.02%
Transportation	0.56%
Trucking & Leasing	0.02%
Water	0.04%
Municipal Bonds	0.68%
Non-Agency Asset-Backed Securities	0.28%
Non-Agency Commercial Mortgage-Backed Securities	1.19%
Regional Bonds	0.32%
Sovereign Bonds	1.51%
Supranational Banks	1.45%
U.S. Treasury Obligations	36.94%
Money Market Fund	4.48%
Total Investments	103.99%
Liabilities Net of Receivables and Other Assets	(3.99%)
Total Net Assets	100.00%

LVIP SSGA Bond Index Fund–2

LVIP SSGA Bond Index Fund
Security Type/Sector Allocation and Credit Quality Ratings (unaudited) (continued)
Credit Quality Ratings (as a % of fixed income investments)#
U.S. Government	67.14%
AAA	3.93%
AA	5.26%
A	12.17%
BBB	11.50%
Non-Rated	0.00%
Total	100.00%

#	For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s Rating Services (“S&P”) or Moody’s Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.
LVIP SSGA Bond Index Fund–3

LVIP SSGA Bond Index Fund
Statement of Net Assets
June 30, 2021 (unaudited)
	Principal Amount°	Value (U.S. $)
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.95%
Fannie Mae-Aces
•Series 2013-M12 APT 2.49% 3/25/23	327,377	$ 337,486
Series 2015-M1 A2 2.53% 9/25/24	452,806	476,146
•Series 2016-M13 A2 2.57% 9/25/26	1,596,299	1,698,899
•Series 2017-M15 ATS2 3.20% 11/25/27	500,000	553,930
•Series 2017-M3 A2 2.56% 12/25/26	800,000	854,013
•Series 2017-M8 A2 3.06% 5/25/27	350,000	384,596
•Series 2018-M1 A2 3.08% 12/25/27	185,000	203,435
Series 2020-M42 A2 1.27% 7/25/30	960,000	942,290
•Series 2020-M53 A2 1.74% 11/25/32	1,000,000	1,002,316
Series 2020-M8 A2 1.82% 2/25/30	144,700	147,384
•Series 2021-M1 A2 1.44% 11/25/30	131,250	129,181
Freddie Mac Multifamily Structured Pass Through Certificates
♦Series K026 A2 2.51% 11/25/22	1,000,000	1,025,389
♦•Series K030 A2 3.25% 4/25/23	4,700,000	4,904,159
♦Series K060 A2 3.30% 10/25/26	1,000,000	1,108,046
♦Series K067 AM 3.28% 8/25/27	800,000	891,693
♦•Series K069 A2 3.19% 9/25/27	1,400,000	1,557,692
♦Series K072 A2 3.44% 12/25/27	1,270,000	1,433,317
♦Series K089 A2 3.56% 1/25/29	714,286	820,091
♦Series K098 A2 2.43% 8/25/29	350,000	374,641
♦Series K102 A2 2.54% 10/25/29	1,000,000	1,079,466
♦Series K105 A2 1.87% 3/25/53	250,000	257,571
♦Series K108 A2 1.52% 3/25/30	222,222	222,895
♦Series K109 A2 1.56% 4/25/30	200,000	201,141
♦Series K110 A2 1.48% 4/25/30	160,714	160,605
♦Series K111 A2 1.35% 5/25/30	600,000	592,832
♦Series K113 A2 1.34% 6/25/30	500,000	493,471
	Principal Amount°	Value (U.S. $)
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac Multifamily Structured Pass Through Certificates (continued)
♦Series K115 A2 1.38% 6/25/30	2,383,333	$ 2,359,054
♦Series K117 A2 1.41% 8/25/30	750,000	743,125
♦Series K121 A2 1.55% 11/25/53	400,000	400,687
♦Series K123 A2 1.62% 2/25/54	350,000	352,720
♦Series K126 A2 2.07% 1/25/31	400,000	418,652
♦Series K-1515 A2 1.94% 2/25/35	351,000	354,198
♦Series K-1519 A2 2.01% 12/25/35	250,000	253,788
♦Series K723 A2 2.45% 8/25/23	500,000	517,582
♦Series K734 A2 3.21% 2/25/26	500,000	545,361
♦Series K737 A2 2.53% 10/25/26	1,500,000	1,602,398
♦Series K741 A2 1.60% 12/25/27	400,000	408,219
Total Agency Commercial Mortgage-Backed Securities (Cost $28,796,740)		29,808,469
AGENCY MORTGAGE-BACKED SECURITIES–27.30%
Fannie Mae S.F. 10 yr 4.00% 5/1/23	109	115
Fannie Mae S.F. 15 yr
1.50% 7/1/36	5,004,140	5,067,786
2.00% 9/1/35	3,652,453	3,770,319
2.00% 11/1/35	5,808,652	5,996,100
2.00% 12/1/35	4,259,817	4,397,284
2.00% 2/1/36	5,739,994	5,925,227
2.00% 6/1/36	6,016,791	6,210,956
2.50% 10/1/27	401,022	420,666
2.50% 3/1/28	844,634	887,546
2.50% 4/1/28	1,087,925	1,139,944
2.50% 7/1/28	249,937	261,881
2.50% 9/1/28	433,716	454,420
2.50% 10/1/28	245,131	256,548
2.50% 3/1/29	1,116,857	1,169,036
2.50% 2/1/30	786,811	824,310
2.50% 5/1/30	314,803	329,800
2.50% 2/1/31	1,925,378	2,017,149
2.50% 7/1/31	812,913	853,474
2.50% 10/1/31	823,247	862,603
2.50% 12/1/32	942,219	986,126
2.50% 2/1/35	3,468,514	3,623,117
2.50% 8/1/35	1,566,193	1,636,673
3.00% 11/1/26	650,977	687,286
LVIP SSGA Bond Index Fund–4

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 15 yr (continued)
3.00% 6/1/27	176,088	$ 186,263
3.00% 8/1/27	327,533	346,553
3.00% 9/1/27	1,317,079	1,391,433
3.00% 10/1/27	205,759	217,675
3.00% 12/1/27	65,183	68,963
3.00% 8/1/29	956,612	1,011,894
3.00% 4/1/30	513,387	542,721
3.00% 5/1/30	1,271,351	1,343,486
3.00% 6/1/30	796,468	840,957
3.00% 12/1/30	452,390	478,610
3.00% 10/1/32	709,576	749,370
3.50% 11/1/25	128,241	136,974
3.50% 12/1/25	359,879	384,654
3.50% 12/1/26	227,444	243,018
3.50% 10/1/29	849,757	918,191
3.50% 4/1/32	296,069	319,035
3.50% 7/1/32	178,823	192,559
3.50% 6/1/33	440,602	471,951
4.00% 4/1/24	17,753	18,856
4.00% 5/1/24	29,309	31,122
4.00% 6/1/24	44,381	47,134
4.00% 7/1/24	18,463	19,608
4.00% 10/1/24	1,142	1,213
4.00% 12/1/24	41,856	44,464
4.00% 1/1/25	76,786	81,587
4.00% 3/1/25	103,886	110,379
4.00% 5/1/25	29,400	31,219
4.00% 7/1/25	449	477
4.00% 8/1/25	3,244	3,448
4.00% 9/1/25	51,831	55,088
4.00% 10/1/25	48,575	51,613
4.00% 1/1/26	1,827	1,941
4.00% 3/1/26	111,297	118,508
4.00% 5/1/26	1,390	1,481
4.00% 7/1/26	80,113	85,135
4.00% 3/1/31	224,481	239,153
4.50% 2/1/23	2,722	2,850
4.50% 4/1/23	645	676
4.50% 5/1/23	1,344	1,408
4.50% 6/1/23	27,214	28,518
4.50% 11/1/23	1,904	1,995
4.50% 2/1/24	184	193
4.50% 3/1/24	556	584
4.50% 4/1/24	15,279	16,030
4.50% 5/1/24	27,704	29,047
4.50% 7/1/24	27,870	29,242
4.50% 8/1/24	56,416	59,323
4.50% 11/1/24	25,371	26,943
4.50% 4/1/25	36,623	38,514
4.50% 5/1/25	3,764	3,959
4.50% 6/1/25	1,395	1,463
5.00% 4/1/23	1,526	1,590
5.00% 6/1/23	39,378	41,023
5.00% 9/1/23	25,762	26,845
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 15 yr (continued)
5.00% 11/1/23	7,552	$ 7,871
5.00% 12/1/23	9,299	9,689
5.00% 3/1/25	6,850	7,142
5.00% 6/1/25	273	285
5.50% 4/1/22	3,993	4,038
5.50% 7/1/22	728	732
6.00% 8/1/22	959	975
6.00% 9/1/22	3,181	3,245
Fannie Mae S.F. 15 yr TBA
1.50% 7/1/36	11,000,000	11,132,559
2.00% 7/1/36	5,900,000	6,085,412
2.50% 7/1/36	2,000,000	2,085,547
Fannie Mae S.F. 20 yr
2.00% 8/1/40	841,985	859,542
2.00% 10/1/40	904,646	923,514
2.00% 11/1/40	6,523,805	6,637,923
2.00% 1/1/41	2,883,613	2,943,761
2.00% 2/1/41	974,430	994,773
2.50% 2/1/40	730,187	755,940
2.50% 6/1/40	695,509	720,038
2.50% 8/1/40	1,567,398	1,625,360
3.00% 11/1/34	486,397	515,497
3.00% 12/1/34	340,692	361,071
3.00% 2/1/35	652,121	691,092
3.00% 3/1/36	277,435	291,934
3.00% 11/1/36	1,290,081	1,357,645
3.00% 9/1/37	687,658	720,785
3.50% 6/1/34	737,913	794,800
3.50% 7/1/34	1,887,192	2,032,745
3.50% 2/1/37	804,887	860,691
4.00% 9/1/35	170,079	185,265
4.00% 10/1/35	263,940	286,721
4.00% 1/1/37	393,987	428,851
Fannie Mae S.F. 30 yr
2.00% 8/1/50	9,128,487	9,222,971
2.00% 1/1/51	13,354,243	13,492,607
2.00% 2/1/51	7,499,911	7,577,729
2.00% 3/1/51	4,915,827	4,966,834
2.00% 4/1/51	19,786,801	19,991,912
2.00% 5/1/51	2,482,991	2,508,755
2.00% 7/1/51	10,775,970	10,887,681
2.50% 11/1/49	6,921,031	7,165,120
2.50% 7/1/50	4,843,847	5,014,679
2.50% 8/1/50	3,077,025	3,185,545
2.50% 10/1/50	8,745,944	9,054,395
2.50% 4/1/51	7,682,874	7,953,832
2.50% 7/1/51	10,521,037	10,892,091
3.00% 9/1/42	526,178	557,924
3.00% 10/1/42	1,608,054	1,712,065
3.00% 11/1/42	960,641	1,021,928
3.00% 12/1/42	968,132	1,031,805
3.00% 1/1/43	718,793	764,467
3.00% 3/1/43	1,382,735	1,464,747
3.00% 4/1/43	992,336	1,055,219

LVIP SSGA Bond Index Fund–5

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
3.00% 6/1/43	2,537,561	$ 2,692,283
3.00% 7/1/43	1,420,873	1,504,850
3.00% 8/1/43	1,616,766	1,714,106
3.00% 9/1/45	1,088,127	1,146,354
3.00% 11/1/45	1,879,449	1,974,981
3.00% 9/1/46	2,333,667	2,456,537
3.00% 10/1/46	1,495,857	1,574,189
3.00% 11/1/46	1,668,856	1,765,115
3.00% 12/1/46	4,069,312	4,301,845
3.00% 1/1/47	3,300,433	3,465,520
3.00% 9/1/47	592,902	622,129
3.00% 2/1/48	1,976,246	2,079,084
3.00% 12/1/49	10,460,555	10,914,924
3.00% 7/1/50	3,322,891	3,462,570
3.50% 10/1/40	269,324	291,124
3.50% 12/1/40	161,847	174,346
3.50% 2/1/41	276,438	297,661
3.50% 8/1/42	272,211	294,182
3.50% 9/1/42	2,199,030	2,369,465
3.50% 10/1/42	1,508,053	1,624,989
3.50% 11/1/42	776,215	840,186
3.50% 1/1/43	1,413,690	1,531,991
3.50% 2/1/43	226,064	244,992
3.50% 7/1/43	1,974,566	2,127,771
3.50% 10/1/44	866,022	929,009
3.50% 1/1/45	603,089	648,835
3.50% 2/1/45	2,390,603	2,574,116
3.50% 5/1/45	1,023,058	1,091,428
3.50% 8/1/45	1,317,442	1,409,343
3.50% 11/1/45	1,576,968	1,681,588
3.50% 12/1/45	1,763,695	1,886,398
3.50% 2/1/46	4,529,275	4,843,489
3.50% 5/1/46	673,337	716,534
3.50% 6/1/46	296,048	316,183
3.50% 2/1/47	893,681	948,243
3.50% 3/1/47	608,553	645,711
3.50% 5/1/47	1,133,469	1,209,538
3.50% 7/1/47	2,207,067	2,383,408
3.50% 9/1/47	570,748	603,907
3.50% 10/1/47	1,419,116	1,501,324
3.50% 12/1/47	1,197,897	1,266,999
3.50% 1/1/48	1,386,314	1,465,688
3.50% 2/1/48	703,108	751,733
3.50% 6/1/48	1,494,969	1,578,694
3.50% 11/1/48	1,042,960	1,104,800
3.50% 6/1/49	4,119,892	4,348,525
3.50% 8/1/49	4,623,127	4,865,958
3.50% 6/1/50	1,169,844	1,231,756
4.00% 1/1/39	16,919	18,604
4.00% 2/1/39	17,905	19,591
4.00% 3/1/39	910	995
4.00% 4/1/39	71,614	78,081
4.00% 6/1/39	47,680	52,412
4.00% 8/1/39	189,748	209,090
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
4.00% 9/1/39	290,041	$ 322,808
4.00% 11/1/39	15,261	16,669
4.00% 12/1/39	325,460	355,874
4.00% 1/1/40	121,427	132,648
4.00% 5/1/40	110,020	118,081
4.00% 8/1/40	27,958	30,286
4.00% 9/1/40	56,189	61,738
4.00% 10/1/40	244,741	268,237
4.00% 11/1/40	374,058	407,371
4.00% 12/1/40	630,360	693,341
4.00% 1/1/41	1,174,365	1,280,528
4.00% 2/1/41	376,563	413,345
4.00% 3/1/41	4,276	4,558
4.00% 4/1/41	127,128	139,118
4.00% 5/1/41	649,034	708,971
4.00% 6/1/41	6,893	7,361
4.00% 9/1/41	116,635	127,132
4.00% 10/1/41	56,265	61,290
4.00% 11/1/41	136,832	149,492
4.00% 12/1/41	5,404	5,885
4.00% 1/1/42	4,858	5,341
4.00% 10/1/43	1,777,769	1,943,008
4.00% 12/1/43	466,134	509,387
4.00% 7/1/44	644,418	701,631
4.00% 9/1/44	620,086	675,035
4.00% 10/1/44	1,034,099	1,118,799
4.00% 3/1/45	932,549	1,017,775
4.00% 7/1/45	993,436	1,083,767
4.00% 9/1/45	2,895,982	3,146,831
4.00% 4/1/46	578,319	623,745
4.00% 7/1/46	246,004	265,008
4.00% 11/1/46	1,561,440	1,683,004
4.00% 4/1/47	1,085,823	1,165,993
4.00% 9/1/47	552,685	592,106
4.00% 12/1/47	2,187,539	2,344,104
4.00% 1/1/48	636,919	684,304
4.00% 2/1/48	1,369,136	1,462,662
4.00% 5/1/48	347,079	370,568
4.00% 6/1/48	2,696,118	2,873,788
4.00% 7/1/48	767,931	819,422
4.00% 1/1/49	3,062,494	3,340,182
4.00% 5/1/49	1,502,688	1,599,861
4.00% 8/1/49	4,130,859	4,396,536
4.50% 8/1/33	8,243	9,047
4.50% 1/1/34	7,078	7,737
4.50% 9/1/35	26,779	29,506
4.50% 2/1/38	11,446	12,763
4.50% 4/1/38	16,767	18,121
4.50% 7/1/38	15,595	16,880
4.50% 11/1/38	41,764	46,398
4.50% 2/1/39	125,211	139,463
4.50% 3/1/39	87,531	97,253
4.50% 4/1/39	431,727	482,779
4.50% 5/1/39	166,822	186,111

LVIP SSGA Bond Index Fund–6

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
4.50% 6/1/39	41,384	$ 46,136
4.50% 7/1/39	142,389	158,275
4.50% 9/1/39	110,006	122,708
4.50% 1/1/40	361,841	403,832
4.50% 2/1/40	614,248	685,230
4.50% 5/1/40	289,065	319,513
4.50% 6/1/40	130,462	143,969
4.50% 8/1/40	60,725	66,674
4.50% 9/1/40	153,477	170,543
4.50% 10/1/40	1,007,243	1,120,013
4.50% 11/1/40	142,455	156,740
4.50% 2/1/41	608,444	674,314
4.50% 4/1/41	6,457	6,946
4.50% 5/1/41	784,901	869,880
4.50% 6/1/41	33,962	36,541
4.50% 1/1/42	895,572	996,603
4.50% 9/1/43	390,123	433,678
4.50% 12/1/43	1,269,226	1,400,081
4.50% 10/1/44	84,242	92,675
4.50% 9/1/47	758,021	823,129
4.50% 11/1/47	608,198	659,882
4.50% 8/1/48	1,553,439	1,672,901
4.50% 11/1/48	945,779	1,021,081
4.50% 12/1/48	1,077,228	1,159,762
5.00% 9/1/33	55,147	61,757
5.00% 4/1/34	203,819	233,160
5.00% 7/1/34	134,543	153,758
5.00% 11/1/34	64,143	71,975
5.00% 4/1/35	40,703	46,532
5.00% 6/1/35	66,886	76,450
5.00% 7/1/35	784,775	897,149
5.00% 9/1/35	13,872	15,695
5.00% 10/1/35	48,795	55,859
5.00% 12/1/35	232,928	266,648
5.00% 2/1/36	525,991	602,366
5.00% 3/1/36	29,484	33,739
5.00% 11/1/36	11,682	13,370
5.00% 4/1/38	66,555	76,174
5.00% 7/1/38	5,283	5,804
5.00% 11/1/38	12,112	13,277
5.00% 8/1/39	191,592	216,468
5.00% 12/1/39	55,447	63,521
5.00% 1/1/40	180,202	206,441
5.00% 7/1/40	471,515	536,004
5.00% 9/1/40	157,158	178,269
5.00% 6/1/41	398,601	453,140
5.50% 11/1/33	12,444	14,346
5.50% 1/1/34	28,884	33,389
5.50% 5/1/34	55,199	63,660
5.50% 7/1/34	36,112	41,761
5.50% 10/1/34	68,277	79,051
5.50% 9/1/35	36,811	42,585
5.50% 10/1/35	17,816	20,534
5.50% 12/1/35	133,501	150,398
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
5.50% 1/1/36	154,189	$ 178,447
5.50% 4/1/36	419,250	484,582
5.50% 8/1/36	136,009	157,698
5.50% 1/1/37	139,612	162,240
5.50% 3/1/37	46,186	53,442
5.50% 5/1/37	48,247	56,028
5.50% 6/1/37	20,184	22,817
5.50% 8/1/37	15,105	17,553
5.50% 11/1/37	849	983
5.50% 12/1/37	81	91
5.50% 1/1/38	874,575	1,016,865
5.50% 2/1/38	12,670	14,483
5.50% 5/1/38	63,240	73,588
5.50% 6/1/38	4,145	4,821
5.50% 7/1/38	37,091	43,076
5.50% 10/1/38	14,295	16,634
5.50% 1/1/39	66,728	76,906
5.50% 5/1/39	136,116	158,387
5.50% 6/1/39	137,210	159,662
5.50% 10/1/39	59,177	68,758
5.50% 7/1/41	113,156	131,475
6.00% 12/1/35	48,702	56,429
6.00% 2/1/36	19,298	22,884
6.00% 6/1/36	12,228	14,504
6.00% 7/1/36	53,168	62,490
6.00% 8/1/36	23,396	27,717
6.00% 9/1/36	37,239	43,647
6.00% 10/1/36	31,503	37,048
6.00% 11/1/36	3,136	3,656
6.00% 1/1/37	40,856	48,386
6.00% 2/1/37	118,835	140,055
6.00% 3/1/37	18,743	21,453
6.00% 4/1/37	3,334	3,738
6.00% 5/1/37	43,019	50,589
6.00% 6/1/37	23,509	27,869
6.00% 8/1/37	43,213	51,121
6.00% 9/1/37	82,766	96,385
6.00% 10/1/37	85,334	100,568
6.00% 11/1/37	22,033	25,602
6.00% 1/1/38	11,978	14,133
6.00% 2/1/38	17,187	19,252
6.00% 4/1/38	1,755	1,980
6.00% 5/1/38	47,977	56,627
6.00% 6/1/38	21,131	24,508
6.00% 8/1/38	32,347	36,613
6.00% 9/1/38	21,002	23,720
6.00% 10/1/38	5,667	6,476
6.00% 11/1/38	6,395	7,357
6.00% 12/1/38	200,283	237,582
6.00% 4/1/40	160,413	189,880
6.00% 6/1/40	281,468	333,461
6.50% 3/1/32	330	369
6.50% 7/1/36	26,273	30,723
6.50% 9/1/36	26,916	31,723

LVIP SSGA Bond Index Fund–7

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
6.50% 11/1/36	44,840	$ 52,553
6.50% 9/1/37	5,963	6,911
6.50% 10/1/37	60,805	70,269
6.50% 2/1/38	79,103	92,042
6.50% 3/1/38	161,868	190,052
6.50% 5/1/38	20,418	23,335
6.50% 7/1/38	89,371	103,751
7.00% 8/1/39	27,054	31,268
Fannie Mae S.F. 30 yr TBA
1.50% 7/1/51	14,200,000	13,916,000
2.00% 7/1/51	32,400,000	32,713,875
2.50% 7/1/51	25,225,000	26,090,139
Freddie Mac S.F. 15 yr
2.50% 4/1/28	40,315	42,238
2.50% 7/1/28	164,309	171,938
2.50% 9/1/28	895,761	938,986
2.50% 10/1/28	1,168,511	1,224,585
2.50% 10/1/29	717,360	751,764
2.50% 1/1/31	898,245	943,571
2.50% 5/1/31	346,202	362,838
2.50% 6/1/31	1,265,218	1,325,387
2.50% 12/1/31	1,318,959	1,387,073
2.50% 12/1/32	808,281	846,597
3.00% 11/1/26	808,090	850,245
3.00% 2/1/27	81,760	86,504
3.00% 3/1/27	87,164	91,604
3.00% 4/1/27	254,796	268,936
3.00% 11/1/27	127,489	134,137
3.00% 2/1/29	535,404	566,987
3.00% 4/1/30	1,278,851	1,352,504
3.00% 12/1/30	1,451,855	1,535,375
3.00% 5/1/31	697,091	737,221
3.00% 2/1/32	596,292	632,013
3.00% 5/1/32	395,388	417,746
3.00% 11/1/32	744,397	786,176
3.50% 12/1/25	324,986	347,315
3.50% 3/1/26	254,428	271,955
3.50% 10/1/27	217,132	231,853
3.50% 2/1/30	113,974	122,928
3.50% 4/1/32	321,199	346,223
4.00% 2/1/24	10,637	11,297
4.00% 8/1/24	18,188	19,319
4.00% 2/1/25	32,115	34,127
4.00% 7/1/25	88,694	94,290
4.00% 4/1/26	207,565	221,045
4.50% 6/1/24	810	850
4.50% 7/1/24	29,841	31,336
4.50% 8/1/24	15,154	15,893
4.50% 11/1/24	33,338	35,301
4.50% 5/1/25	9,393	9,874
5.00% 4/1/23	11,092	11,557
5.00% 3/1/25	7,099	7,402
6.00% 11/1/23	10,715	11,140
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 20 yr
1.50% 5/1/41	2,974,870	$ 2,963,647
3.00% 4/1/36	760,780	800,741
3.00% 2/1/37	574,770	605,087
Freddie Mac S.F. 30 yr
1.50% 2/1/51	9,304,170	9,124,773
2.00% 10/1/50	7,363,688	7,440,026
2.00% 11/1/50	10,386,945	10,494,626
2.00% 12/1/50	5,543,642	5,601,113
2.00% 1/1/51	7,366,972	7,443,271
2.00% 2/1/51	13,661,524	13,803,275
2.50% 7/1/50	7,321,450	7,579,661
2.50% 8/1/50	7,778,171	8,052,490
2.50% 10/1/50	6,348,614	6,572,516
2.50% 11/1/50	5,994,988	6,206,418
3.00% 10/1/42	967,726	1,029,650
3.00% 1/1/43	2,274,657	2,421,315
3.00% 3/1/43	1,212,295	1,289,802
3.00% 4/1/43	1,565,258	1,663,205
3.00% 7/1/43	603,450	641,808
3.00% 8/1/43	255,215	271,454
3.00% 10/1/43	821,085	871,165
3.00% 8/1/45	2,500,633	2,634,967
3.00% 4/1/46	567,444	597,893
3.00% 7/1/46	4,149,233	4,371,088
3.00% 10/1/46	2,431,789	2,574,143
3.00% 11/1/46	1,531,238	1,621,384
3.00% 12/1/46	959,890	1,010,311
3.00% 1/1/47	1,844,386	1,950,969
3.00% 2/1/47	3,343,217	3,552,365
3.00% 12/1/47	169,247	176,819
3.00% 10/1/49	1,280,940	1,336,531
3.00% 12/1/49	3,125,313	3,256,944
3.00% 1/1/50	3,685,106	3,840,285
3.00% 2/1/50	4,799,205	5,001,617
3.00% 4/1/50	5,332,303	5,567,689
3.00% 5/1/50	802,799	838,178
3.50% 10/1/41	1,125,348	1,213,179
3.50% 2/1/42	790,996	852,725
3.50% 5/1/42	912,151	983,020
3.50% 10/1/42	913,876	988,025
3.50% 2/1/43	727,812	789,024
3.50% 5/1/43	646,352	698,760
3.50% 8/1/43	1,326,351	1,437,367
3.50% 2/1/44	352,928	379,796
3.50% 3/1/44	25,538	27,462
3.50% 6/1/44	384,034	412,499
3.50% 8/1/44	424,072	458,695
3.50% 11/1/44	738,037	791,000
3.50% 1/1/45	948,642	1,020,669
3.50% 7/1/45	2,681,666	2,884,526
3.50% 10/1/45	931,664	996,777
3.50% 12/1/45	669,976	723,255
3.50% 1/1/46	1,260,829	1,357,863
3.50% 3/1/46	640,460	689,834

LVIP SSGA Bond Index Fund–8

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
3.50% 5/1/46	493,402	$ 530,684
3.50% 6/1/46	1,113,872	1,181,192
3.50% 12/1/46	1,415,066	1,502,768
3.50% 2/1/47	1,066,314	1,133,439
3.50% 3/1/47	580,208	614,716
3.50% 10/1/47	430,869	456,208
3.50% 11/1/47	602,359	638,175
3.50% 12/1/47	1,217,564	1,289,308
3.50% 2/1/48	1,434,635	1,518,429
3.50% 5/1/48	559,047	589,050
3.50% 8/1/49	409,566	430,803
3.50% 12/1/49	1,551,204	1,631,652
3.50% 3/1/50	477,263	502,026
4.00% 5/1/39	91,561	100,166
4.00% 2/1/40	46,519	50,693
4.00% 5/1/40	47,755	52,039
4.00% 8/1/40	16,248	17,762
4.00% 9/1/40	127,262	138,678
4.00% 10/1/40	454,047	496,325
4.00% 11/1/40	1,011,575	1,105,874
4.00% 12/1/40	633,248	690,133
4.00% 2/1/41	559,594	615,315
4.00% 12/1/41	690,797	755,932
4.00% 1/1/42	262,089	280,061
4.00% 3/1/42	42,173	46,210
4.00% 4/1/42	945,814	1,035,358
4.00% 6/1/42	4,264	4,668
4.00% 5/1/44	985,995	1,078,967
4.00% 9/1/44	307,226	334,552
4.00% 4/1/45	1,008,472	1,098,293
4.00% 10/1/45	490,845	532,173
4.00% 11/1/45	192,593	208,835
4.00% 1/1/46	582,175	630,539
4.00% 2/1/46	461,312	499,192
4.00% 2/1/47	268,358	288,533
4.00% 9/1/47	2,129,657	2,279,053
4.00% 11/1/47	291,218	312,425
4.00% 12/1/47	611,970	655,235
4.00% 1/1/48	300,031	321,871
4.00% 5/1/48	1,267,880	1,356,924
4.00% 7/1/48	401,156	428,110
4.00% 10/1/48	596,109	634,308
4.00% 3/1/49	634,973	676,084
4.00% 11/1/49	1,391,896	1,481,706
4.50% 2/1/39	21,501	23,721
4.50% 4/1/39	16,070	17,936
4.50% 5/1/39	42,857	47,834
4.50% 6/1/39	238,219	265,529
4.50% 7/1/39	48,904	54,369
4.50% 9/1/39	302,039	337,251
4.50% 10/1/39	185,080	205,472
4.50% 1/1/40	754,710	842,356
4.50% 2/1/40	424,736	474,064
4.50% 7/1/40	54,205	60,491
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
4.50% 8/1/40	28,819	$ 31,820
4.50% 9/1/40	357,839	399,411
4.50% 2/1/41	882,400	984,653
4.50% 3/1/41	209,494	233,789
4.50% 9/1/41	278,646	307,490
4.50% 3/1/44	158,274	176,326
4.50% 5/1/44	20,034	21,640
4.50% 7/1/45	500,227	555,627
4.50% 4/1/47	155,314	169,011
4.50% 9/1/47	347,914	377,883
4.50% 12/1/47	169,518	183,807
4.50% 6/1/48	672,682	725,990
4.50% 8/1/48	833,459	897,994
4.50% 3/1/49	953,289	1,023,285
4.50% 6/1/49	1,212,658	1,305,233
5.00% 10/1/34	84,881	97,161
5.00% 2/1/35	19,408	22,128
5.00% 8/1/35	28,651	32,811
5.00% 10/1/35	14,559	16,676
5.00% 11/1/35	6,663	7,633
5.00% 12/1/35	49,610	56,824
5.00% 2/1/37	35,392	40,429
5.00% 12/1/37	182,199	208,773
5.00% 1/1/38	2,264	2,594
5.00% 4/1/38	1,374	1,575
5.00% 6/1/38	67,674	77,519
5.00% 7/1/38	8,744	10,021
5.00% 9/1/38	3,500	4,011
5.00% 10/1/38	67,140	76,879
5.00% 12/1/38	54,658	62,576
5.00% 1/1/39	17,408	19,938
5.00% 2/1/39	308,790	353,439
5.00% 3/1/39	725,608	831,645
5.00% 8/1/39	61,417	70,395
5.00% 9/1/39	200,805	230,148
5.00% 1/1/40	141,653	160,742
5.00% 5/1/40	68,973	79,054
5.00% 6/1/40	362,539	409,156
5.00% 9/1/40	46,985	53,794
5.00% 3/1/41	120,634	132,887
5.00% 9/1/48	152,571	167,763
5.00% 11/1/48	307,769	337,835
5.50% 8/1/33	16,091	18,034
5.50% 6/1/34	48,953	56,633
5.50% 6/1/35	30,657	35,532
5.50% 11/1/35	40,841	47,068
5.50% 1/1/37	21,434	24,715
5.50% 5/1/37	28,270	32,840
5.50% 7/1/37	9,590	11,023
5.50% 1/1/38	111,950	129,999
5.50% 2/1/38	26,880	31,293
5.50% 5/1/38	289,712	336,942
5.50% 6/1/38	7,663	8,917
5.50% 8/1/38	28,857	33,595

LVIP SSGA Bond Index Fund–9

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
5.50% 12/1/38	24,589	$ 28,128
5.50% 8/1/39	57,609	67,032
5.50% 12/1/39	217,832	250,487
5.50% 3/1/40	176,871	205,587
5.50% 4/1/40	324,027	374,603
5.50% 5/1/40	103,412	120,208
5.50% 6/1/41	31,047	36,090
6.00% 11/1/28	4,956	5,654
6.00% 7/1/33	9,254	10,598
6.00% 8/1/36	7,400	8,786
6.00% 11/1/36	15,354	18,222
6.00% 4/1/37	337	398
6.00% 5/1/37	28,188	32,914
6.00% 8/1/37	75,022	88,518
6.00% 9/1/37	61,004	71,717
6.00% 10/1/37	9,218	10,347
6.00% 11/1/37	80,310	95,104
6.00% 12/1/37	7,543	8,476
6.00% 1/1/38	56,658	66,978
6.00% 4/1/38	4,581	5,388
6.00% 6/1/38	10,390	12,334
6.00% 7/1/38	15,056	17,662
6.00% 8/1/38	9,108	10,763
6.00% 9/1/38	10,609	12,439
6.00% 10/1/38	19,893	23,097
6.00% 11/1/38	18,574	20,841
6.00% 3/1/39	12,511	14,727
6.00% 5/1/40	345,686	409,923
6.00% 7/1/40	448,947	532,107
6.50% 11/1/36	66,202	75,909
6.50% 8/1/37	34,247	39,122
6.50% 10/1/37	8,758	10,231
6.50% 6/1/38	26,291	29,449
6.50% 4/1/39	39,821	45,319
GNMA I S.F. 30 yr
3.00% 9/15/42	512,489	539,630
3.00% 11/15/42	505,941	532,753
3.00% 12/15/42	183,800	193,636
3.00% 2/15/45	353,245	375,175
3.50% 10/15/40	79,058	84,191
3.50% 1/15/41	28,327	30,217
3.50% 7/15/41	60,350	66,966
3.50% 10/15/41	133,732	142,618
3.50% 3/15/42	10,393	11,082
3.50% 6/15/42	772,781	830,820
3.50% 10/15/42	42,962	45,133
4.00% 6/15/39	31,929	35,125
4.00% 4/15/40	726,427	794,572
4.00% 8/15/40	147,630	163,490
4.00% 10/15/40	248,264	275,417
4.00% 12/15/40	437,243	485,379
4.00% 1/15/41	386,350	428,950
4.00% 9/15/41	115,212	127,162
4.50% 2/15/39	50,054	56,158
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA I S.F. 30 yr (continued)
4.50% 3/15/39	401,507	$ 453,172
4.50% 4/15/39	61,539	68,720
4.50% 5/15/39	33,590	38,179
4.50% 6/15/39	30,939	34,436
4.50% 7/15/39	100,907	113,784
4.50% 8/15/39	18,172	20,511
4.50% 9/15/39	136,490	152,643
4.50% 10/15/39	425,704	488,651
4.50% 11/15/39	135,034	152,260
4.50% 12/15/39	88,448	99,832
4.50% 1/15/40	344,261	389,914
4.50% 4/15/40	92,269	104,146
4.50% 5/15/40	91,338	103,066
4.50% 6/15/40	281,768	319,531
4.50% 8/15/40	80,355	90,202
4.50% 9/15/40	62,441	70,418
4.50% 1/15/41	245,180	278,296
4.50% 2/15/41	653,925	740,506
4.50% 3/15/41	64,260	72,345
4.50% 6/15/41	71,136	79,876
4.50% 7/15/41	9,038	10,134
5.00% 3/15/35	19,555	22,045
5.00% 3/15/38	9,006	10,424
5.00% 4/15/38	3,931	4,454
5.00% 5/15/38	1,187	1,374
5.00% 8/15/38	2,296	2,591
5.00% 1/15/39	78,470	90,856
5.00% 4/15/39	68,837	78,934
5.00% 5/15/39	396,518	458,905
5.00% 6/15/39	327,907	379,540
5.00% 9/15/39	698,999	800,909
5.00% 10/15/39	96,542	110,900
5.00% 11/15/39	150,258	173,404
5.00% 1/15/40	426,221	491,028
5.00% 2/15/40	255,241	295,316
5.00% 4/15/40	192,812	222,790
5.00% 7/15/40	162,975	188,083
5.50% 10/15/33	96,501	112,518
5.50% 4/15/37	20,699	24,315
5.50% 7/15/37	9,614	10,920
5.50% 1/15/38	91,701	107,261
5.50% 2/15/38	94,625	111,159
5.50% 7/15/38	35,594	41,824
5.50% 8/15/38	10,837	12,740
5.50% 9/15/38	166,712	194,866
5.50% 12/15/38	121,315	142,165
5.50% 1/15/39	40,882	46,936
5.50% 5/15/39	86,684	101,837
5.50% 7/15/39	634	708
5.50% 10/15/39	94,768	111,335
5.50% 12/15/39	24,224	28,388
5.50% 4/15/40	157,406	184,223
5.50% 2/15/41	22,970	26,986
6.00% 1/15/38	37,025	43,635

LVIP SSGA Bond Index Fund–10

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA I S.F. 30 yr (continued)
6.00% 3/15/38	325	$ 364
6.00% 5/15/38	13,655	15,525
6.00% 7/15/38	1,829	2,179
6.00% 8/15/38	27,135	30,596
6.00% 10/15/38	28,531	32,608
6.00% 11/15/38	29,809	35,167
6.00% 12/15/38	63,073	71,758
6.00% 1/15/39	5,781	6,479
6.00% 8/15/39	4,468	5,009
6.00% 10/15/39	2,660	2,985
6.00% 6/15/40	2,657	2,978
6.00% 12/15/40	246,334	292,794
6.50% 5/15/38	7,801	8,693
6.50% 7/15/38	62,490	71,847
6.50% 10/15/38	6,067	6,949
6.50% 2/15/39	71,629	83,245
6.50% 8/15/39	3,376	3,762
GNMA II S.F. 30 yr
2.00% 1/20/51	4,401,529	4,486,281
2.00% 4/20/51	7,647,506	7,795,716
2.00% 5/20/51	4,616,854	4,705,176
2.00% 6/20/51	7,650,000	7,855,882
2.50% 12/20/46	874,888	912,286
2.50% 7/20/50	2,296,716	2,378,046
2.50% 8/20/50	5,863,582	6,071,432
2.50% 10/20/50	7,112,203	7,364,738
2.50% 4/20/51	7,471,800	7,742,225
3.00% 9/20/42	848,298	902,395
3.00% 11/20/42	428,407	455,726
3.00% 12/20/42	682,233	727,837
3.00% 1/20/43	658,866	702,552
3.00% 2/20/43	1,169,014	1,250,726
3.00% 3/20/43	1,754,975	1,873,609
3.00% 6/20/43	574,291	610,359
3.00% 9/20/43	1,054,825	1,121,959
3.00% 12/20/44	650,530	688,505
3.00% 3/20/45	644,430	684,448
3.00% 4/20/45	558,805	593,056
3.00% 6/20/45	932,031	987,908
3.00% 8/20/45	1,211,594	1,283,909
3.00% 12/20/45	258,666	274,031
3.00% 5/20/46	1,090,422	1,152,726
3.00% 9/20/46	1,337,111	1,410,292
3.00% 10/20/46	1,355,782	1,424,809
3.00% 11/20/46	1,110,046	1,172,112
3.00% 12/20/46	2,643,161	2,788,206
3.00% 1/20/47	2,031,615	2,141,841
3.00% 2/20/47	706,929	743,014
3.00% 6/20/47	841,481	892,964
3.00% 1/20/48	708,504	744,822
3.00% 12/20/49	951,461	993,130
3.00% 2/20/50	543,938	568,572
3.00% 5/20/50	2,508,179	2,618,352
3.00% 6/20/50	4,950,714	5,168,602
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA II S.F. 30 yr (continued)
3.00% 7/20/50	7,896,092	$ 8,253,004
3.50% 12/20/41	582,440	628,975
3.50% 4/20/42	281,536	301,946
3.50% 6/20/42	841,368	900,823
3.50% 10/20/42	355,559	381,321
3.50% 12/20/42	766,440	820,469
3.50% 2/20/43	1,302,209	1,396,803
3.50% 3/20/43	703,785	762,772
3.50% 5/20/43	919,167	986,524
3.50% 9/20/43	1,070,442	1,150,606
3.50% 1/20/44	1,071,935	1,149,598
3.50% 10/20/44	1,873,388	2,007,367
3.50% 12/20/44	574,708	615,948
3.50% 3/20/45	496,360	529,105
3.50% 4/20/45	2,584,848	2,758,728
3.50% 6/20/45	1,017,617	1,084,320
3.50% 10/20/45	1,049,538	1,118,291
3.50% 11/20/45	689,659	736,286
3.50% 12/20/45	241,853	258,720
3.50% 3/20/46	936,927	998,281
3.50% 6/20/46	1,883,778	2,004,475
3.50% 7/20/46	1,124,126	1,196,349
3.50% 10/20/46	2,131,504	2,273,215
3.50% 1/20/47	848,658	904,377
3.50% 6/20/47	1,210,916	1,282,617
3.50% 7/20/47	1,103,917	1,169,912
3.50% 9/20/47	1,246,733	1,319,259
3.50% 10/20/47	1,756,709	1,868,364
3.50% 11/20/47	1,156,501	1,227,427
3.50% 12/20/47	513,983	543,576
3.50% 1/20/48	1,153,773	1,222,118
3.50% 6/20/48	1,395,031	1,478,509
3.50% 8/20/49	724,222	760,652
3.50% 11/20/49	1,196,779	1,258,849
3.50% 12/20/49	2,508,003	2,630,100
4.00% 8/20/40	186,178	203,721
4.00% 10/20/41	35,902	39,356
4.00% 11/20/41	623,645	683,646
4.00% 12/20/41	250,845	274,979
4.00% 5/20/42	571,911	630,613
4.00% 7/20/42	378,582	414,890
4.00% 8/20/42	278,658	305,386
4.00% 8/20/43	434,023	474,834
4.00% 3/20/44	605,933	662,830
4.00% 8/20/44	829,177	906,594
4.00% 10/20/44	241,399	263,365
4.00% 12/20/44	851,296	928,284
4.00% 1/20/45	174,479	190,252
4.00% 2/20/45	445,618	486,144
4.00% 8/20/45	324,040	349,958
4.00% 9/20/45	460,596	498,177
4.00% 10/20/45	685,544	740,946
4.00% 11/20/45	446,711	484,257
4.00% 1/20/46	97,101	105,020

LVIP SSGA Bond Index Fund–11

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA II S.F. 30 yr (continued)
4.00% 6/20/46	451,574	$ 488,135
4.00% 1/20/47	388,092	417,825
4.00% 3/20/47	2,182,677	2,341,476
4.00% 4/20/47	713,696	763,354
4.00% 6/20/47	509,120	545,375
4.00% 7/20/47	187,705	200,280
4.00% 8/20/47	727,636	778,606
4.00% 5/20/49	1,151,919	1,219,943
4.00% 7/20/49	953,805	1,010,004
4.00% 3/20/50	1,480,860	1,561,246
4.50% 7/20/41	869,774	961,925
4.50% 12/20/43	573,110	633,827
4.50% 1/20/44	500,001	552,938
4.50% 3/20/44	371,242	410,549
4.50% 4/20/45	277,366	305,607
4.50% 4/20/47	227,801	246,751
4.50% 7/20/47	234,575	253,883
4.50% 9/20/47	115,582	124,484
4.50% 3/20/48	364,235	391,565
4.50% 7/20/48	1,547,606	1,666,397
5.00% 4/20/43	409,283	463,242
5.00% 7/20/48	319,677	346,175
GNMA II S.F. 30 yr TBA
2.00% 7/1/51	10,025,000	10,209,836
2.50% 7/1/51	13,425,000	13,892,777
Total Agency Mortgage-Backed Securities (Cost $841,862,720)		854,681,753
AGENCY OBLIGATIONS–1.63%
Federal Farm Credit Banks Funding 0.25% 2/26/24	4,245,000	4,228,991
Federal Home Loan Banks
0.13% 8/12/22	600,000	600,015
0.13% 10/21/22	485,000	484,711
0.13% 3/17/23	1,410,000	1,407,630
1.38% 2/17/23	1,000,000	1,019,238
3.25% 11/16/28	1,255,000	1,425,379
5.50% 7/15/36	300,000	441,278
Federal Home Loan Mortgage
Series USD 0.13% 7/25/22	1,210,000	1,210,263
0.13% 10/16/23	225,000	224,145
0.25% 6/26/23	4,345,000	4,344,928
0.25% 8/24/23	2,145,000	2,144,762
0.25% 9/8/23	2,190,000	2,188,114
0.25% 12/4/23	335,000	334,610
0.38% 4/20/23	1,000,000	1,002,343
0.38% 5/5/23	1,000,000	1,002,638
0.38% 9/23/25	185,000	182,104
1.50% 2/12/25	3,000,000	3,095,187
6.25% 7/15/32	750,000	1,101,749
6.75% 9/15/29	100,000	144,330
6.75% 3/15/31	300,000	440,877
Federal National Mortgage Association
0.25% 5/22/23	1,000,000	1,000,006
	Principal Amount°	Value (U.S. $)
AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
0.25% 7/10/23	455,000	$ 455,002
0.25% 11/27/23	595,000	593,932
0.38% 8/25/25	2,850,000	2,807,782
0.75% 10/8/27	850,000	828,963
0.88% 8/5/30	3,500,000	3,313,853
1.63% 1/7/25	2,580,000	2,671,038
1.75% 7/2/24	3,000,000	3,118,905
2.13% 4/24/26	1,765,000	1,869,661
2.63% 9/6/24	2,085,000	2,228,006
5.63% 7/15/37	100,000	152,051
6.25% 5/15/29	500,000	680,857
6.63% 11/15/30	300,000	434,042
7.13% 1/15/30	500,000	730,429
7.25% 5/15/30	500,000	741,191
Japan International Cooperation Agency
2.13% 10/20/26	200,000	209,546
3.38% 6/12/28	200,000	224,777
Tennessee Valley Authority
4.63% 9/15/60	150,000	220,487
4.65% 6/15/35	500,000	657,744
Series B 4.70% 7/15/33	200,000	259,587
5.38% 4/1/56	200,000	323,266
5.88% 4/1/36	75,000	111,478
6.15% 1/15/38	100,000	153,976
7.13% 5/1/30	100,000	145,512
Total Agency Obligations (Cost $48,976,963)		50,955,383
CORPORATE BONDS–27.26%
Advertising–0.03%
Interpublic Group of Companies
2.40% 3/1/31	100,000	100,317
3.38% 3/1/41	70,000	72,620
4.75% 3/30/30	400,000	472,217
Omnicom Group
2.45% 4/30/30	100,000	101,576
3.60% 4/15/26	200,000	220,991
		967,721
Aerospace & Defense–0.58%
Boeing
1.17% 2/4/23	110,000	110,456
1.43% 2/4/24	165,000	165,437
1.88% 6/15/23	250,000	254,580
1.95% 2/1/24	85,000	87,037
2.20% 2/4/26	1,750,000	1,766,727
2.60% 10/30/25	100,000	104,094
2.70% 2/1/27	75,000	77,523
2.75% 2/1/26	150,000	156,683
2.80% 3/1/23	100,000	103,356
2.95% 2/1/30	150,000	153,585
3.10% 5/1/26	100,000	105,716
3.20% 3/1/29	100,000	104,950
3.25% 2/1/28	150,000	159,013

LVIP SSGA Bond Index Fund–12

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Aerospace & Defense (continued)
Boeing (continued)
3.25% 3/1/28	95,000	$ 99,677
3.25% 2/1/35	100,000	101,112
3.55% 3/1/38	65,000	66,759
3.60% 5/1/34	100,000	105,369
3.63% 2/1/31	85,000	91,420
3.63% 3/1/48	35,000	34,971
3.75% 2/1/50	150,000	154,718
3.85% 11/1/48	35,000	35,917
3.90% 5/1/49	100,000	105,305
3.95% 8/1/59	150,000	156,935
4.51% 5/1/23	250,000	266,524
4.88% 5/1/25	285,000	319,333
5.04% 5/1/27	250,000	288,457
5.15% 5/1/30	500,000	592,077
5.71% 5/1/40	450,000	579,547
5.81% 5/1/50	500,000	673,316
5.93% 5/1/60	350,000	483,300
6.13% 2/15/33	50,000	63,320
6.88% 3/15/39	100,000	140,063
General Dynamics
1.88% 8/15/23	150,000	154,466
2.13% 8/15/26	150,000	156,869
2.25% 11/15/22	250,000	255,566
2.38% 11/15/24	100,000	105,328
2.63% 11/15/27	100,000	106,763
3.38% 5/15/23	125,000	131,813
3.50% 5/15/25	150,000	164,420
3.75% 5/15/28	160,000	181,429
4.25% 4/1/50	300,000	385,027
L3Harris Technologies
3.83% 4/27/25	250,000	273,747
3.85% 6/15/23	105,000	111,606
3.85% 12/15/26	75,000	84,118
3.95% 5/28/24	154,000	166,862
4.40% 6/15/28	150,000	174,128
4.85% 4/27/35	70,000	87,673
5.05% 4/27/45	70,000	92,217
Lockheed Martin
1.85% 6/15/30	45,000	45,146
2.80% 6/15/50	50,000	50,206
2.90% 3/1/25	300,000	321,593
3.10% 1/15/23	50,000	51,878
3.60% 3/1/35	150,000	171,690
3.80% 3/1/45	250,000	290,893
4.07% 12/15/42	279,000	338,750
4.50% 5/15/36	40,000	50,043
4.70% 5/15/46	109,000	144,102
Northrop Grumman
3.20% 2/1/27	100,000	108,844
3.25% 8/1/23	350,000	370,131
3.25% 1/15/28	125,000	136,531
4.03% 10/15/47	300,000	357,925
5.05% 11/15/40	100,000	130,388
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Aerospace & Defense (continued)
Northrop Grumman (continued)
5.25% 5/1/50	600,000	$ 842,682
Northrop Grumman Systems 7.75% 2/15/31	150,000	217,859
Raytheon Technologies
2.25% 7/1/30	100,000	101,621
2.50% 12/15/22	125,000	128,220
3.13% 5/4/27	350,000	380,544
3.13% 7/1/50	600,000	616,008
3.20% 3/15/24	150,000	159,568
3.50% 3/15/27	107,000	118,021
3.75% 11/1/46	100,000	112,725
3.95% 8/16/25	75,000	83,414
4.05% 5/4/47	50,000	58,775
4.13% 11/16/28	180,000	207,101
4.15% 5/15/45	250,000	297,431
4.35% 4/15/47	70,000	86,038
4.45% 11/16/38	60,000	72,601
4.50% 6/1/42	400,000	498,012
4.63% 11/16/48	100,000	128,647
4.70% 12/15/41	200,000	251,250
5.40% 5/1/35	200,000	263,918
6.05% 6/1/36	150,000	209,176
6.13% 7/15/38	200,000	285,244
		18,026,284
Agriculture–0.35%
Altria Group
2.35% 5/6/25	40,000	41,819
2.45% 2/4/32	500,000	483,541
2.63% 9/16/26	145,000	152,624
3.40% 5/6/30	25,000	26,366
3.40% 2/4/41	415,000	395,678
3.70% 2/4/51	500,000	474,321
3.88% 9/16/46	200,000	198,608
4.00% 2/4/61	385,000	369,371
4.40% 2/14/26	65,000	73,544
4.45% 5/6/50	40,000	42,636
4.50% 5/2/43	100,000	107,476
4.80% 2/14/29	225,000	260,861
5.38% 1/31/44	63,000	74,817
5.80% 2/14/39	165,000	203,832
Archer-Daniels-Midland
2.50% 8/11/26	250,000	265,944
4.50% 3/15/49	500,000	666,250
BAT Capital
2.26% 3/25/28	75,000	74,437
2.73% 3/25/31	150,000	148,092
2.79% 9/6/24	105,000	110,299
3.22% 8/15/24	400,000	424,864
3.22% 9/6/26	150,000	159,137
3.46% 9/6/29	200,000	211,218
3.56% 8/15/27	600,000	642,511
3.73% 9/25/40	65,000	63,512

LVIP SSGA Bond Index Fund–13

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Agriculture (continued)
BAT Capital (continued)
3.98% 9/25/50	100,000	$ 97,394
4.39% 8/15/37	275,000	296,528
4.54% 8/15/47	240,000	255,221
4.76% 9/6/49	100,000	108,357
4.91% 4/2/30	700,000	804,185
BAT International Finance 1.67% 3/25/26	100,000	99,944
Bunge Limited Finance
1.63% 8/17/25	50,000	50,589
3.00% 9/25/22	55,000	56,491
3.25% 8/15/26	45,000	48,606
3.75% 9/25/27	55,000	60,576
4.35% 3/15/24	150,000	163,164
Philip Morris International
0.88% 5/1/26	250,000	246,786
1.13% 5/1/23	65,000	65,854
1.75% 11/1/30	250,000	241,582
2.10% 5/1/30	55,000	54,728
2.13% 5/10/23	50,000	51,475
2.38% 8/17/22	150,000	153,386
2.75% 2/25/26	100,000	106,717
2.88% 5/1/24	100,000	106,224
3.13% 8/17/27	150,000	163,308
3.38% 8/11/25	100,000	109,125
3.38% 8/15/29	100,000	110,566
3.60% 11/15/23	300,000	322,983
4.13% 3/4/43	150,000	171,817
4.25% 11/10/44	85,000	99,027
4.38% 11/15/41	200,000	235,993
4.50% 3/20/42	100,000	118,508
6.38% 5/16/38	150,000	214,359
Reynolds American
4.45% 6/12/25	105,000	116,316
4.85% 9/15/23	225,000	245,392
5.70% 8/15/35	50,000	60,382
5.85% 8/15/45	180,000	220,402
6.15% 9/15/43	125,000	156,511
		11,084,254
Airlines–0.08%
♦American Airlines Pass Through Trust
3.00% 4/15/30	47,798	48,560
3.20% 12/15/29	393,500	401,192
3.65% 2/15/29	80,500	82,915
♦Continental Airlines Pass Through Trust 4.15% 10/11/25	151,562	160,996
♦Delta Air Lines Pass Through Trust
2.00% 12/10/29	141,031	141,768
3.20% 10/25/25	25,000	26,430
♦JetBlue Pass Through Trust
2.75% 11/15/33	46,952	48,215
4.00% 5/15/34	24,182	26,659
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Airlines (continued)
Southwest Airlines
2.63% 2/10/30	100,000	$ 102,350
3.00% 11/15/26	100,000	106,528
4.75% 5/4/23	90,000	96,546
5.13% 6/15/27	265,000	311,765
5.25% 5/4/25	115,000	131,212
♦Spirit Airlines Pass Through Trust 4.10% 10/1/29	17,099	17,863
♦United Airlines Pass Through Trust
2.70% 11/1/33	91,305	91,509
3.10% 1/7/30	81,532	85,896
3.50% 9/1/31	119,267	124,739
3.75% 3/3/28	138,090	145,940
4.15% 2/25/33	101,110	110,587
4.88% 7/15/27	58,230	61,746
5.88% 4/15/29	285,495	316,780
		2,640,196
Apparel–0.08%
NIKE
2.25% 5/1/23	100,000	103,100
2.38% 11/1/26	150,000	159,624
2.85% 3/27/30	500,000	543,489
3.38% 11/1/46	100,000	112,257
3.38% 3/27/50	300,000	337,751
3.63% 5/1/43	100,000	115,742
3.88% 11/1/45	100,000	120,055
PVH 4.63% 7/10/25	30,000	33,469
Ralph Lauren
2.95% 6/15/30	55,000	58,494
3.75% 9/15/25	100,000	110,144
Tapestry
3.00% 7/15/22	150,000	152,719
4.13% 7/15/27	150,000	164,435
VF 2.40% 4/23/25	500,000	524,313
		2,535,592
Auto Manufacturers–0.43%
American Honda Finance
0.40% 10/21/22	100,000	100,111
0.55% 7/12/24	100,000	99,676
0.65% 9/8/23	185,000	185,815
0.88% 7/7/23	135,000	136,216
1.00% 9/10/25	250,000	249,713
1.20% 7/8/25	200,000	201,397
1.80% 1/13/31	100,000	98,751
1.95% 5/10/23	100,000	102,999
2.00% 3/24/28	115,000	117,984
2.35% 1/8/27	100,000	105,451
2.60% 11/16/22	150,000	154,817
2.90% 2/16/24	100,000	105,746
3.45% 7/14/23	100,000	106,177
3.55% 1/12/24	100,000	107,540
3.63% 10/10/23	75,000	80,332

LVIP SSGA Bond Index Fund–14

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Manufacturers (continued)
Cummins
0.75% 9/1/25	85,000	$ 84,304
1.50% 9/1/30	250,000	241,238
2.60% 9/1/50	250,000	238,906
3.65% 10/1/23	139,000	147,852
4.88% 10/1/43	64,000	84,258
Daimler Finance North America 8.50% 1/18/31	200,000	303,317
General Motors
5.00% 10/1/28	150,000	175,864
5.15% 4/1/38	125,000	152,423
5.40% 4/1/48	200,000	254,747
5.95% 4/1/49	100,000	136,128
6.25% 10/2/43	350,000	483,173
6.60% 4/1/36	305,000	418,627
6.75% 4/1/46	75,000	108,133
6.80% 10/1/27	500,000	629,784
General Motors Financial
1.05% 3/8/24	50,000	50,287
1.25% 1/8/26	250,000	248,334
1.70% 8/18/23	170,000	173,509
2.35% 1/8/31	250,000	246,675
2.40% 4/10/28	100,000	101,519
2.70% 8/20/27	250,000	259,781
2.90% 2/26/25	750,000	793,904
3.25% 1/5/23	150,000	155,658
3.60% 6/21/30	250,000	270,688
3.70% 5/9/23	140,000	146,978
3.85% 1/5/28	100,000	109,955
3.95% 4/13/24	150,000	161,371
4.00% 1/15/25	200,000	217,886
4.30% 7/13/25	100,000	110,514
4.35% 4/9/25	115,000	127,074
4.35% 1/17/27	180,000	202,373
5.10% 1/17/24	200,000	220,181
5.20% 3/20/23	90,000	96,910
PACCAR Financial
0.35% 8/11/23	70,000	69,900
0.35% 2/2/24	100,000	99,468
0.80% 6/8/23	40,000	40,331
2.30% 8/10/22	100,000	102,265
3.40% 8/9/23	100,000	106,178
Toyota Motor
1.34% 3/25/26	200,000	202,230
2.16% 7/2/22	55,000	56,058
2.36% 7/2/24	70,000	73,735
2.36% 3/25/31	200,000	208,392
2.76% 7/2/29	70,000	75,042
3.42% 7/20/23	150,000	159,318
3.67% 7/20/28	105,000	119,166
Toyota Motor Credit
0.35% 10/14/22	250,000	250,350
0.40% 4/6/23	55,000	55,015
0.45% 1/11/24	250,000	249,180
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Manufacturers (continued)
Toyota Motor Credit (continued)
0.50% 8/14/23	155,000	$ 155,302
0.68% 3/25/24	200,000	200,339
0.80% 10/16/25	250,000	247,770
0.80% 1/9/26	250,000	246,964
1.15% 8/13/27	120,000	118,498
1.35% 8/25/23	200,000	203,962
1.65% 1/10/31	250,000	244,001
1.80% 2/13/25	250,000	258,095
1.90% 4/6/28	100,000	101,889
2.15% 9/8/22	150,000	153,408
2.25% 10/18/23	150,000	156,247
2.90% 4/17/24	150,000	159,169
3.20% 1/11/27	100,000	109,688
3.40% 4/14/25	150,000	163,652
		13,490,688
Auto Parts & Equipment–0.03%
Aptiv
4.25% 1/15/26	100,000	112,962
4.35% 3/15/29	65,000	74,858
5.40% 3/15/49	150,000	203,009
BorgWarner 2.65% 7/1/27	125,000	132,570
Lear
3.80% 9/15/27	100,000	110,220
4.25% 5/15/29	50,000	56,281
Magna International 3.63% 6/15/24	200,000	215,593
		905,493
Banks–5.59%
Australia & New Zealand Banking Group
2.05% 11/21/22	250,000	256,071
2.63% 11/9/22	250,000	258,008
Banco Bilbao Vizcaya Argentaria
0.88% 9/18/23	200,000	200,692
1.13% 9/18/25	200,000	198,247
Banco Santander
μ0.70% 6/30/24	200,000	200,399
1.85% 3/25/26	200,000	202,133
2.75% 5/28/25	200,000	210,760
2.96% 3/25/31	200,000	206,074
3.13% 2/23/23	200,000	208,336
3.49% 5/28/30	200,000	215,962
3.85% 4/12/23	200,000	211,642
4.25% 4/11/27	200,000	225,680
4.38% 4/12/28	200,000	228,563
5.18% 11/19/25	200,000	228,569
Bank of America
μ0.81% 10/24/24	350,000	351,457
μ0.98% 9/25/25	200,000	199,846
μ1.20% 10/24/26	1,350,000	1,337,066
μ1.32% 6/19/26	900,000	901,968
μ1.49% 5/19/24	250,000	254,267

LVIP SSGA Bond Index Fund–15

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Bank of America (continued)
μ1.66% 3/11/27	250,000	$ 251,986
μ1.90% 7/23/31	200,000	194,450
μ1.92% 10/24/31	350,000	341,094
μ2.02% 2/13/26	300,000	309,314
μ2.09% 6/14/29	750,000	756,069
μ2.46% 10/22/25	200,000	209,219
2.50% 10/21/22	500,000	503,349
μ2.50% 2/13/31	300,000	306,298
μ2.65% 3/11/32	250,000	256,737
μ2.68% 6/19/41	700,000	679,349
μ2.82% 7/21/23	350,000	358,706
μ2.83% 10/24/51	75,000	73,137
μ2.88% 10/22/30	200,000	210,678
μ3.09% 10/1/25	550,000	585,897
μ3.19% 7/23/30	250,000	269,141
3.25% 10/21/27	500,000	542,370
3.30% 1/11/23	1,000,000	1,043,750
μ3.37% 1/23/26	250,000	269,549
μ3.42% 12/20/28	480,000	522,773
μ3.46% 3/15/25	200,000	213,757
μ3.48% 3/13/52	250,000	272,845
3.50% 4/19/26	350,000	385,581
μ3.55% 3/5/24	400,000	420,271
μ3.56% 4/23/27	300,000	328,567
μ3.59% 7/21/28	350,000	385,331
μ3.82% 1/20/28	250,000	277,407
μ3.86% 7/23/24	400,000	426,503
3.88% 8/1/25	400,000	444,422
3.95% 4/21/25	250,000	274,362
μ3.95% 1/23/49	250,000	290,159
μ3.97% 2/7/30	375,000	425,243
4.00% 4/1/24	475,000	518,189
μ4.08% 3/20/51	700,000	836,441
4.10% 7/24/23	350,000	376,069
4.18% 11/25/27	250,000	280,099
4.25% 10/22/26	433,000	488,928
μ4.27% 7/23/29	400,000	459,516
μ4.44% 1/20/48	200,000	247,957
4.45% 3/3/26	430,000	488,392
5.00% 1/21/44	350,000	465,366
5.88% 2/7/42	218,000	313,571
6.00% 10/15/36	400,000	559,193
6.11% 1/29/37	200,000	273,283
7.75% 5/14/38	200,000	315,664
Bank of Montreal
0.45% 12/8/23	355,000	356,279
2.05% 11/1/22	80,000	81,858
2.35% 9/11/22	150,000	153,773
2.50% 6/28/24	135,000	142,502
2.55% 11/6/22	300,000	308,412
μ3.80% 12/15/32	300,000	330,747
Bank of New York Mellon
1.85% 1/27/23	115,000	117,682
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Bank of New York Mellon (continued)
1.95% 8/23/22	165,000	$ 168,165
2.10% 10/24/24	170,000	178,145
2.20% 8/16/23	100,000	103,558
2.45% 8/17/26	650,000	689,601
3.00% 2/24/25	100,000	107,572
3.00% 10/30/28	55,000	60,158
3.25% 9/11/24	400,000	432,383
3.25% 5/16/27	150,000	164,778
3.30% 8/23/29	350,000	388,314
μ3.44% 2/7/28	180,000	198,219
3.45% 8/11/23	100,000	106,504
3.85% 4/28/28	100,000	115,351
3.95% 11/18/25	100,000	112,178
Bank of Nova Scotia
1.05% 3/2/26	250,000	247,341
1.30% 6/11/25	500,000	504,901
2.00% 11/15/22	200,000	204,522
2.38% 1/18/23	200,000	206,209
2.45% 9/19/22	150,000	153,900
2.70% 8/3/26	200,000	214,033
3.40% 2/11/24	250,000	268,036
4.50% 12/16/25	150,000	169,909
BankUnited 5.13% 6/11/30	200,000	233,113
Barclays
μ2.65% 6/24/31	300,000	304,054
μ2.67% 3/10/32	200,000	201,089
μ2.85% 5/7/26	200,000	211,295
3.68% 1/10/23	200,000	203,421
μ3.81% 3/10/42	200,000	210,997
μ3.93% 5/7/25	200,000	215,901
μ4.34% 5/16/24	200,000	213,237
4.34% 1/10/28	200,000	223,626
4.38% 1/12/26	200,000	223,938
4.95% 1/10/47	200,000	258,488
μ4.97% 5/16/29	200,000	234,195
5.20% 5/12/26	1,100,000	1,256,354
5.25% 8/17/45	200,000	266,052
BNP Paribas
3.25% 3/3/23	200,000	209,550
4.25% 10/15/24	200,000	221,428
BPCE 3.38% 12/2/26	250,000	272,732
Canadian Imperial Bank of Commerce
0.50% 12/14/23	250,000	249,318
0.95% 10/23/25	105,000	104,309
2.25% 1/28/25	200,000	208,866
μ2.61% 7/22/23	100,000	102,298
3.10% 4/2/24	300,000	318,764
Citibank 3.65% 1/23/24	500,000	537,979
Citigroup
μ0.78% 10/30/24	300,000	300,748
μ0.98% 5/1/25	125,000	125,297
μ2.56% 5/1/32	140,000	142,513
μ2.57% 6/3/31	500,000	514,011

LVIP SSGA Bond Index Fund–16

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Citigroup (continued)
μ2.67% 1/29/31	300,000	$ 309,609
2.70% 10/27/22	250,000	257,268
μ2.88% 7/24/23	200,000	205,135
μ3.11% 4/8/26	1,600,000	1,712,309
3.20% 10/21/26	300,000	324,978
μ3.35% 4/24/25	300,000	319,666
μ3.52% 10/27/28	250,000	273,771
μ3.67% 7/24/28	200,000	220,576
3.70% 1/12/26	400,000	442,345
3.75% 6/16/24	400,000	435,027
3.88% 10/25/23	350,000	377,688
μ3.88% 1/24/39	250,000	288,039
μ3.98% 3/20/30	750,000	849,485
μ4.04% 6/1/24	250,000	266,276
4.05% 7/30/22	107,000	111,168
4.13% 7/25/28	380,000	428,086
4.30% 11/20/26	400,000	451,543
4.45% 9/29/27	300,000	342,749
4.60% 3/9/26	105,000	119,511
4.65% 7/30/45	250,000	321,857
4.65% 7/23/48	250,000	327,361
4.75% 5/18/46	150,000	190,908
μ5.32% 3/26/41	900,000	1,203,522
5.50% 9/13/25	200,000	232,958
5.88% 2/22/33	200,000	262,413
5.88% 1/30/42	150,000	215,351
6.00% 10/31/33	100,000	132,827
6.63% 6/15/32	100,000	136,178
6.68% 9/13/43	150,000	230,297
8.13% 7/15/39	350,000	604,633
Comerica 3.70% 7/31/23	75,000	79,715
Comerica Bank 4.00% 7/27/25	250,000	275,971
Cooperatieve Rabobank
0.38% 1/12/24	250,000	248,963
2.75% 1/10/23	250,000	259,243
3.75% 7/21/26	250,000	275,302
3.95% 11/9/22	250,000	261,711
4.63% 12/1/23	350,000	382,718
5.25% 5/24/41	150,000	206,828
5.25% 8/4/45	250,000	334,928
Credit Suisse 1.00% 5/5/23	915,000	924,872
Credit Suisse Group Funding Guernsey
3.80% 9/15/22	400,000	416,233
3.80% 6/9/23	400,000	423,911
4.55% 4/17/26	350,000	396,414
4.88% 5/15/45	400,000	505,012
Deutsche Bank
μ1.45% 4/1/25	200,000	201,202
μ2.13% 11/24/26	150,000	152,206
μ2.22% 9/18/24	265,000	272,161
3.30% 11/16/22	200,000	207,194
μ3.55% 9/18/31	355,000	377,886
3.70% 5/30/24	490,000	524,958
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Deutsche Bank (continued)
μ3.96% 11/26/25	200,000	$ 216,218
4.10% 1/13/26	200,000	219,058
Discover Bank
3.35% 2/6/23	550,000	572,966
4.20% 8/8/23	250,000	269,190
Fifth Third Bancorp
2.55% 5/5/27	120,000	126,858
3.65% 1/25/24	100,000	107,109
4.30% 1/16/24	250,000	270,903
8.25% 3/1/38	100,000	166,948
Fifth Third Bank 3.95% 7/28/25	200,000	224,209
First Horizon National
3.55% 5/26/23	100,000	105,201
4.00% 5/26/25	100,000	110,168
First Republic Bank 4.63% 2/13/47	250,000	317,088
FNB 2.20% 2/24/23	35,000	35,548
Goldman Sachs Group
0.52% 3/8/23	155,000	155,135
μ0.63% 11/17/23	945,000	945,281
μ0.67% 3/8/24	250,000	250,447
μ0.86% 2/12/26	1,250,000	1,240,827
μ1.09% 12/9/26	100,000	98,447
μ1.43% 3/9/27	200,000	199,436
μ2.91% 7/24/23	150,000	153,764
3.20% 2/23/23	470,000	490,339
μ3.27% 9/29/25	350,000	374,424
3.63% 1/22/23	450,000	472,414
3.63% 2/20/24	210,000	225,113
μ3.69% 6/5/28	135,000	149,055
3.75% 5/22/25	750,000	820,459
3.80% 3/15/30	600,000	674,337
μ3.81% 4/23/29	400,000	447,354
3.85% 7/8/24	400,000	432,666
3.85% 1/26/27	300,000	330,574
μ4.02% 10/31/38	350,000	410,416
μ4.22% 5/1/29	500,000	570,248
μ4.41% 4/23/39	500,000	608,768
4.75% 10/21/45	150,000	196,129
5.15% 5/22/45	360,000	481,370
5.95% 1/15/27	200,000	243,214
6.25% 2/1/41	255,000	379,428
6.45% 5/1/36	200,000	284,500
6.75% 10/1/37	800,000	1,164,938
HSBC Bank USA 7.00% 1/15/39	100,000	155,722
HSBC Holdings
μ1.59% 5/24/27	210,000	210,405
μ1.65% 4/18/26	225,000	228,017
μ2.01% 9/22/28	355,000	356,209
μ2.10% 6/4/26	290,000	298,023
μ2.36% 8/18/31	200,000	200,136

LVIP SSGA Bond Index Fund–17

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
HSBC Holdings (continued)
μ2.63% 11/7/25	510,000	$ 535,262
μ2.85% 6/4/31	250,000	259,542
3.60% 5/25/23	500,000	529,418
μ3.80% 3/11/25	325,000	349,467
3.90% 5/25/26	400,000	444,852
μ3.95% 5/18/24	235,000	249,637
μ3.97% 5/22/30	435,000	486,885
μ4.04% 3/13/28	200,000	221,812
4.25% 3/14/24	300,000	324,977
μ4.29% 9/12/26	600,000	667,729
4.30% 3/8/26	250,000	281,984
4.38% 11/23/26	375,000	422,850
μ4.58% 6/19/29	235,000	271,603
6.10% 1/14/42	200,000	291,366
6.50% 5/2/36	200,000	275,943
6.50% 9/15/37	200,000	278,205
6.80% 6/1/38	200,000	286,941
Huntington Bancshares
2.55% 2/4/30	250,000	260,182
2.63% 8/6/24	100,000	105,533
4.00% 5/15/25	150,000	166,297
Industrial & Commercial Bank of China 3.54% 11/8/27	250,000	276,074
ING Groep
μ1.73% 4/1/27	200,000	201,708
3.55% 4/9/24	500,000	538,582
4.05% 4/9/29	370,000	422,694
JPMorgan Chase & Co.
μ0.56% 2/16/25	575,000	571,861
μ0.65% 9/16/24	335,000	335,195
μ0.70% 3/16/24	250,000	250,760
μ0.82% 6/1/25	335,000	334,358
μ0.97% 6/23/25	500,000	500,591
μ1.04% 2/4/27	250,000	245,891
μ1.05% 11/19/26	350,000	345,570
μ1.51% 6/1/24	700,000	713,802
μ1.76% 11/19/31	350,000	335,654
μ1.95% 2/4/32	150,000	145,680
μ2.01% 3/13/26	110,000	113,564
μ2.07% 6/1/29	280,000	282,201
μ2.18% 6/1/28	700,000	716,787
μ2.30% 10/15/25	185,000	192,681
μ2.53% 11/19/41	350,000	333,568
2.70% 5/18/23	250,000	259,931
μ2.74% 10/15/30	460,000	481,439
2.95% 10/1/26	500,000	538,039
μ2.96% 5/13/31	80,000	84,041
μ3.11% 4/22/41	800,000	829,954
μ3.11% 4/22/51	700,000	722,194
3.20% 1/25/23	500,000	522,279
3.20% 6/15/26	450,000	489,859
μ3.22% 3/1/25	270,000	286,829
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
JPMorgan Chase & Co. (continued)
3.25% 9/23/22	550,000	$ 569,830
3.30% 4/1/26	500,000	546,894
3.38% 5/1/23	200,000	210,531
μ3.51% 1/23/29	310,000	341,673
μ3.54% 5/1/28	150,000	164,920
μ3.56% 4/23/24	265,000	279,432
3.63% 5/13/24	250,000	271,064
3.63% 12/1/27	260,000	285,700
μ3.70% 5/6/30	250,000	279,171
μ3.80% 7/23/24	300,000	319,659
3.90% 7/15/25	500,000	553,054
μ3.96% 1/29/27	500,000	556,803
μ3.96% 11/15/48	200,000	234,697
μ4.01% 4/23/29	350,000	395,688
μ4.02% 12/5/24	200,000	215,865
4.13% 12/15/26	500,000	565,558
μ4.20% 7/23/29	300,000	344,773
μ4.45% 12/5/29	200,000	233,871
μ4.49% 3/24/31	700,000	828,994
4.95% 6/1/45	500,000	661,812
5.40% 1/6/42	200,000	274,039
5.50% 10/15/40	100,000	137,053
5.60% 7/15/41	500,000	701,116
6.40% 5/15/38	450,000	660,021
8.00% 4/29/27	100,000	134,831
KeyBank
μ0.42% 1/3/24	250,000	250,037
2.30% 9/14/22	250,000	255,948
KeyCorp 2.25% 4/6/27	250,000	258,854
Kreditanstalt fuer Wiederaufbau
^0.00% 4/18/36	200,000	149,617
^0.00% 6/29/37	500,000	367,327
0.25% 4/25/23	390,000	389,971
0.25% 10/19/23	500,000	498,852
0.25% 3/8/24	325,000	323,313
0.38% 7/18/25	1,520,000	1,499,577
0.63% 1/22/26	450,000	445,776
0.75% 9/30/30	800,000	749,863
1.63% 2/15/23	875,000	894,669
1.75% 8/22/22	350,000	356,357
1.75% 9/14/29	140,000	144,352
2.00% 10/4/22	700,000	715,957
2.00% 5/2/25	400,000	419,419
2.13% 1/17/23	1,000,000	1,029,232
2.38% 12/29/22	395,000	407,554
2.63% 2/28/24	680,000	719,132
2.88% 4/3/28	525,000	581,716
Landwirtschaftliche Rentenbank
0.50% 5/27/25	145,000	143,743
0.88% 3/30/26	160,000	159,929
2.50% 11/15/27	300,000	324,052
3.13% 11/14/23	1,000,000	1,063,914

LVIP SSGA Bond Index Fund–18

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Lloyds Banking Group
μ0.70% 5/11/24	200,000	$ 200,538
μ1.63% 5/11/27	200,000	200,103
μ2.44% 2/5/26	200,000	208,565
μ2.91% 11/7/23	350,000	360,889
μ3.57% 11/7/28	350,000	382,821
3.75% 1/11/27	235,000	259,554
4.05% 8/16/23	200,000	214,418
4.34% 1/9/48	150,000	175,131
4.38% 3/22/28	200,000	229,689
4.45% 5/8/25	200,000	224,434
4.55% 8/16/28	700,000	815,394
4.58% 12/10/25	300,000	337,091
4.65% 3/24/26	200,000	226,413
Mitsubishi UFJ Financial Group
μ0.85% 9/15/24	500,000	502,646
1.41% 7/17/25	200,000	201,910
2.05% 7/17/30	200,000	199,305
2.53% 9/13/23	200,000	208,971
2.56% 2/25/30	200,000	208,231
2.62% 7/18/22	200,000	204,926
2.67% 7/25/22	200,000	204,961
2.80% 7/18/24	200,000	211,779
3.20% 7/18/29	200,000	216,254
3.29% 7/25/27	200,000	219,869
3.41% 3/7/24	150,000	160,744
3.46% 3/2/23	200,000	210,063
3.74% 3/7/29	200,000	225,565
3.75% 7/18/39	200,000	227,750
3.78% 3/2/25	200,000	219,614
3.85% 3/1/26	400,000	447,170
3.96% 3/2/28	350,000	397,912
4.05% 9/11/28	200,000	230,174
4.15% 3/7/39	70,000	83,947
4.29% 7/26/38	70,000	85,516
Mizuho Financial Group
μ0.85% 9/8/24	200,000	200,964
μ1.24% 7/10/24	300,000	304,134
μ1.98% 9/8/31	200,000	195,643
2.60% 9/11/22	200,000	205,391
μ2.84% 7/16/25	200,000	211,190
μ3.15% 7/16/30	200,000	215,228
3.17% 9/11/27	200,000	217,930
3.55% 3/5/23	200,000	210,362
μ3.92% 9/11/24	200,000	214,258
4.02% 3/5/28	200,000	228,226
μ4.25% 9/11/29	200,000	230,662
Morgan Stanley
μ0.56% 11/10/23	185,000	185,234
μ0.79% 5/30/25	200,000	199,294
μ0.86% 10/21/25	50,000	49,981
μ0.99% 12/10/26	500,000	492,113
μ1.79% 2/13/32	655,000	629,332
μ1.93% 4/28/32	1,000,000	972,028
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Morgan Stanley (continued)
μ2.70% 1/22/31	235,000	$ 245,999
μ2.72% 7/22/25	95,000	99,919
3.13% 1/23/23	450,000	469,176
3.13% 7/27/26	235,000	254,617
μ3.59% 7/22/28	200,000	221,550
μ3.62% 4/1/31	1,600,000	1,786,007
3.63% 1/20/27	350,000	388,087
3.70% 10/23/24	725,000	790,975
μ3.74% 4/24/24	210,000	222,097
3.75% 2/25/23	500,000	526,907
μ3.77% 1/24/29	950,000	1,066,211
3.88% 1/27/26	265,000	296,269
3.95% 4/23/27	300,000	335,210
μ3.97% 7/22/38	130,000	152,670
4.00% 7/23/25	200,000	222,451
4.10% 5/22/23	350,000	372,676
4.30% 1/27/45	500,000	617,931
4.35% 9/8/26	300,000	339,680
4.38% 1/22/47	400,000	501,076
μ4.43% 1/23/30	165,000	193,197
4.88% 11/1/22	250,000	264,113
5.00% 11/24/25	175,000	201,753
6.25% 8/9/26	100,000	123,577
7.25% 4/1/32	100,000	145,378
MUFG Americas Holdings 3.00% 2/10/25	120,000	127,717
National Australia Bank
2.50% 7/12/26	250,000	266,038
3.00% 1/20/23	500,000	520,419
μNational Bank of Canada
0.55% 11/15/24	250,000	249,120
0.90% 8/15/23	250,000	251,369
Natwest Group
μ3.07% 5/22/28	200,000	211,052
μ4.27% 3/22/25	400,000	433,874
μ4.45% 5/8/30	200,000	228,943
μ4.52% 6/25/24	400,000	429,432
4.80% 4/5/26	250,000	286,234
Northern Trust
1.95% 5/1/30	190,000	191,584
3.65% 8/3/28	100,000	112,826
3.95% 10/30/25	250,000	281,706
Oesterreichische Kontrollbank
0.38% 9/17/25	320,000	314,258
1.50% 2/12/25	600,000	617,298
1.63% 9/17/22	80,000	81,354
2.88% 3/13/23	150,000	156,594
PNC Bank
2.45% 7/28/22	250,000	255,404
2.70% 11/1/22	250,000	257,415
2.70% 10/22/29	250,000	264,717
3.10% 10/25/27	250,000	273,685
3.25% 6/1/25	250,000	271,831

LVIP SSGA Bond Index Fund–19

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
PNC Financial Services Group
2.20% 11/1/24	200,000	$ 209,776
2.55% 1/22/30	150,000	157,786
3.15% 5/19/27	250,000	273,253
3.45% 4/23/29	350,000	390,962
3.50% 1/23/24	125,000	134,180
Regions Financial
2.25% 5/18/25	100,000	104,130
3.80% 8/14/23	100,000	106,624
Royal Bank of Canada
0.43% 1/19/24	215,000	214,311
0.50% 10/26/23	105,000	105,123
0.88% 1/20/26	250,000	246,578
1.15% 6/10/25	1,030,000	1,035,501
1.95% 1/17/23	125,000	128,101
2.25% 11/1/24	200,000	209,584
Santander Holdings USA
3.40% 1/18/23	150,000	156,170
3.45% 6/2/25	100,000	107,462
4.40% 7/13/27	220,000	247,238
4.50% 7/17/25	250,000	277,521
μSantander UK Group Holdings
1.09% 3/15/25	250,000	250,799
1.53% 8/21/26	250,000	250,427
3.37% 1/5/24	500,000	520,315
3.82% 11/3/28	200,000	219,928
μSignature Bank 4.00% 10/15/30	250,000	265,352
Sumitomo Mitsui Banking 3.20% 7/18/22	250,000	257,544
Sumitomo Mitsui Financial Group
1.47% 7/8/25	435,000	439,274
2.13% 7/8/30	300,000	301,624
2.14% 9/23/30	500,000	487,612
2.35% 1/15/25	200,000	208,898
2.45% 9/27/24	200,000	209,786
2.70% 7/16/24	200,000	211,425
2.78% 7/12/22	200,000	205,111
2.78% 10/18/22	150,000	154,673
3.01% 10/19/26	500,000	539,354
3.04% 7/16/29	200,000	214,638
3.10% 1/17/23	250,000	260,563
3.35% 10/18/27	150,000	164,520
3.36% 7/12/27	200,000	220,153
3.45% 1/11/27	250,000	274,869
3.54% 1/17/28	250,000	276,363
3.75% 7/19/23	150,000	159,962
3.78% 3/9/26	200,000	222,528
3.94% 7/19/28	150,000	170,652
SunTrust Bank 3.20% 4/1/24	600,000	641,992
SVB Financial Group
1.80% 2/2/31	165,000	157,826
3.13% 6/5/30	60,000	63,856
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Synovus Financial 3.13% 11/1/22	60,000	$ 61,701
Toronto-Dominion Bank
0.25% 1/6/23	210,000	209,794
0.45% 9/11/23	500,000	500,509
0.55% 3/4/24	250,000	249,821
0.75% 6/12/23	165,000	166,139
0.75% 1/6/26	250,000	246,609
2.65% 6/12/24	200,000	211,695
3.25% 3/11/24	200,000	214,110
3.50% 7/19/23	150,000	159,443
Truist Bank
2.45% 8/1/22	150,000	153,244
3.00% 2/2/23	100,000	104,003
3.30% 5/15/26	200,000	219,102
3.63% 9/16/25	250,000	275,061
μ3.69% 8/2/24	200,000	213,237
4.05% 11/3/25	75,000	84,220
Truist Financial
1.13% 8/3/27	200,000	195,154
1.20% 8/5/25	165,000	166,811
μ1.27% 3/2/27	145,000	144,837
1.95% 6/5/30	165,000	164,897
2.20% 3/16/23	150,000	154,414
2.85% 10/26/24	100,000	106,926
3.70% 6/5/25	150,000	165,082
3.75% 12/6/23	150,000	161,337
U.S. Bancorp
1.38% 7/22/30	150,000	144,565
1.45% 5/12/25	100,000	102,245
2.38% 7/22/26	150,000	158,756
2.40% 7/30/24	150,000	157,791
2.95% 7/15/22	200,000	205,195
3.00% 7/30/29	150,000	162,420
3.10% 4/27/26	65,000	70,658
3.38% 2/5/24	250,000	267,744
3.60% 9/11/24	250,000	272,445
3.70% 1/30/24	250,000	269,203
3.90% 4/26/28	250,000	287,887
U.S. Bank
2.05% 1/21/25	300,000	313,229
2.85% 1/23/23	250,000	259,347
Wachovia 5.50% 8/1/35	150,000	193,783
Wells Fargo & Co.
μ0.81% 5/19/25	60,000	59,869
μ1.65% 6/2/24	650,000	663,902
μ2.16% 2/11/26	415,000	430,735
μ2.19% 4/30/26	1,000,000	1,038,193
μ2.39% 6/2/28	805,000	834,862
μ2.41% 10/30/25	440,000	460,359
μ2.57% 2/11/31	415,000	429,468
μ2.88% 10/30/30	500,000	529,484
3.00% 4/22/26	150,000	161,289
3.00% 10/23/26	300,000	323,522

LVIP SSGA Bond Index Fund–20

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Wells Fargo & Co. (continued)
μ3.07% 4/30/41	1,000,000	$ 1,025,683
3.30% 9/9/24	250,000	269,532
3.45% 2/13/23	250,000	262,074
μ3.58% 5/22/28	755,000	831,776
3.75% 1/24/24	300,000	322,635
4.10% 6/3/26	740,000	831,013
4.13% 8/15/23	300,000	322,594
4.15% 1/24/29	300,000	345,503
4.30% 7/22/27	750,000	855,068
4.40% 6/14/46	250,000	301,353
4.65% 11/4/44	225,000	277,209
4.75% 12/7/46	350,000	442,905
μ5.01% 4/4/51	950,000	1,301,348
Wells Fargo Bank 6.60% 1/15/38	450,000	664,369
Westpac Banking
2.00% 1/13/23	30,000	30,783
2.35% 2/19/25	200,000	210,316
2.65% 1/16/30	70,000	74,910
μ2.67% 11/15/35	125,000	122,953
2.70% 8/19/26	200,000	214,661
2.85% 5/13/26	150,000	161,949
μ2.89% 2/4/30	600,000	622,302
2.96% 11/16/40	95,000	93,339
3.30% 2/26/24	250,000	267,880
3.35% 3/8/27	250,000	276,594
3.40% 1/25/28	100,000	111,507
3.65% 5/15/23	100,000	106,019
μ4.11% 7/24/34	95,000	104,395
μ4.32% 11/23/31	250,000	277,429
4.42% 7/24/39	70,000	82,816
		175,178,896
Beverages–0.67%
Anheuser-Busch InBev Finance 4.00% 1/17/43	100,000	111,518
Anheuser-Busch InBev Worldwide
3.50% 6/1/30	500,000	556,193
3.65% 2/1/26	700,000	772,929
3.75% 7/15/42	136,000	147,265
4.00% 4/13/28	270,000	307,426
4.35% 6/1/40	600,000	714,144
4.38% 4/15/38	285,000	340,738
4.44% 10/6/48	395,000	472,772
4.60% 4/15/48	115,000	140,397
4.70% 2/1/36	950,000	1,165,976
4.75% 1/23/29	395,000	470,550
4.75% 4/15/58	200,000	250,767
4.90% 1/23/31	160,000	196,827
4.95% 1/15/42	300,000	380,020
5.45% 1/23/39	165,000	217,614
5.55% 1/23/49	1,230,000	1,691,054
5.80% 1/23/59	415,000	599,184
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Beverages (continued)
Anheuser-Busch InBev Worldwide (continued)
8.20% 1/15/39	200,000	$ 332,573
Brown-Forman
3.50% 4/15/25	60,000	65,446
4.00% 4/15/38	85,000	100,192
Coca-Cola
1.00% 3/15/28	145,000	140,547
1.38% 3/15/31	250,000	239,004
1.45% 6/1/27	60,000	60,585
1.50% 3/5/28	145,000	145,477
1.65% 6/1/30	700,000	687,773
1.75% 9/6/24	150,000	155,944
2.00% 3/5/31	165,000	166,606
2.13% 9/6/29	150,000	154,765
2.50% 6/1/40	70,000	69,338
2.50% 3/15/51	165,000	155,374
2.60% 6/1/50	150,000	144,525
2.75% 6/1/60	150,000	146,451
2.90% 5/25/27	100,000	109,208
3.00% 3/5/51	65,000	67,656
Coca-Cola Consolidated 3.80% 11/25/25	50,000	55,278
Coca-Cola Femsa
1.85% 9/1/32	185,000	178,775
2.75% 1/22/30	300,000	312,324
Constellation Brands
3.15% 8/1/29	100,000	107,240
3.20% 2/15/23	100,000	104,220
3.50% 5/9/27	30,000	33,015
3.60% 2/15/28	100,000	110,784
3.70% 12/6/26	100,000	111,189
4.10% 2/15/48	100,000	115,201
4.25% 5/1/23	280,000	298,671
4.50% 5/9/47	45,000	54,147
4.65% 11/15/28	125,000	146,832
Diageo Capital
2.13% 10/24/24	200,000	209,108
2.38% 10/24/29	200,000	207,030
3.50% 9/18/23	200,000	212,922
3.88% 5/18/28	200,000	227,568
3.88% 4/29/43	30,000	35,274
5.88% 9/30/36	100,000	142,770
Diageo Investment 8.00% 9/15/22	100,000	109,172
Fomento Economico Mexicano
2.88% 5/10/23	150,000	154,854
4.38% 5/10/43	200,000	237,712
Keurig Dr Pepper
0.75% 3/15/24	100,000	100,109
2.25% 3/15/31	85,000	85,690
3.13% 12/15/23	100,000	106,118
3.35% 3/15/51	60,000	62,909
3.40% 11/15/25	150,000	164,025
3.43% 6/15/27	70,000	77,165

LVIP SSGA Bond Index Fund–21

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Beverages (continued)
Keurig Dr Pepper (continued)
3.80% 5/1/50	450,000	$ 507,114
4.42% 12/15/46	50,000	59,977
4.60% 5/25/28	150,000	176,115
4.99% 5/25/38	100,000	127,459
Molson Coors Beverage
3.00% 7/15/26	110,000	117,798
4.20% 7/15/46	345,000	384,345
5.00% 5/1/42	250,000	306,722
PepsiCo
0.40% 10/7/23	55,000	55,054
0.75% 5/1/23	85,000	85,726
1.40% 2/25/31	75,000	72,438
1.63% 5/1/30	560,000	550,490
2.25% 3/19/25	400,000	420,362
2.38% 10/6/26	80,000	85,192
2.75% 3/1/23	550,000	572,248
2.75% 3/19/30	100,000	107,690
2.85% 2/24/26	90,000	97,163
3.00% 10/15/27	150,000	164,903
3.60% 3/1/24	479,000	514,849
3.60% 8/13/42	250,000	289,312
3.63% 3/19/50	600,000	702,469
4.00% 3/5/42	100,000	121,039
4.00% 5/2/47	105,000	127,296
4.45% 4/14/46	120,000	154,526
		21,037,227
Biotechnology–0.29%
Amgen
1.90% 2/21/25	135,000	139,766
2.20% 2/21/27	175,000	181,705
2.25% 8/19/23	200,000	206,790
2.30% 2/25/31	100,000	101,176
2.45% 2/21/30	400,000	412,325
2.60% 8/19/26	200,000	212,349
2.77% 9/1/53	758,000	714,604
3.13% 5/1/25	200,000	215,374
3.15% 2/21/40	600,000	625,201
3.38% 2/21/50	300,000	316,738
3.63% 5/22/24	150,000	161,480
5.15% 11/15/41	250,000	328,556
Baxalta
4.00% 6/23/25	45,000	49,676
5.25% 6/23/45	14,000	18,545
Biogen
2.25% 5/1/30	75,000	75,204
3.15% 5/1/50	120,000	117,851
3.25% 2/15/51	586,000	586,391
3.63% 9/15/22	145,000	150,646
4.05% 9/15/25	145,000	161,440
Gilead Sciences
0.75% 9/29/23	115,000	115,057
1.20% 10/1/27	120,000	116,976
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Biotechnology (continued)
Gilead Sciences (continued)
1.65% 10/1/30	95,000	$ 91,829
2.60% 10/1/40	250,000	240,672
2.80% 10/1/50	250,000	240,800
2.95% 3/1/27	300,000	323,275
3.25% 9/1/22	125,000	128,571
3.50% 2/1/25	270,000	292,729
3.65% 3/1/26	300,000	330,728
4.15% 3/1/47	380,000	447,446
4.50% 2/1/45	80,000	97,879
4.60% 9/1/35	200,000	244,713
4.75% 3/1/46	200,000	253,631
4.80% 4/1/44	200,000	252,834
5.65% 12/1/41	250,000	343,138
Royalty Pharma
0.75% 9/2/23	135,000	135,396
1.20% 9/2/25	180,000	178,361
1.75% 9/2/27	115,000	113,181
2.20% 9/2/30	105,000	102,949
3.30% 9/2/40	160,000	161,118
3.55% 9/2/50	160,000	159,143
		9,146,243
Building Materials–0.12%
Carrier Global
2.24% 2/15/25	700,000	727,839
2.49% 2/15/27	85,000	88,964
2.72% 2/15/30	120,000	124,406
3.38% 4/5/40	85,000	89,159
3.58% 4/5/50	120,000	127,256
Fortune Brands Home & Security
3.25% 9/15/29	150,000	161,328
4.00% 6/15/25	50,000	55,089
Johnson Controls International
1.75% 9/15/30	85,000	81,856
φ3.63% 7/2/24	100,000	107,393
3.90% 2/14/26	28,000	30,974
4.50% 2/15/47	145,000	181,936
φ4.95% 7/2/64	68,000	92,523
5.13% 9/14/45	7,000	9,279
Lennox International
1.35% 8/1/25	55,000	55,346
1.70% 8/1/27	40,000	39,993
3.00% 11/15/23	25,000	26,201
Martin Marietta Materials
3.45% 6/1/27	43,000	46,963
3.50% 12/15/27	100,000	110,079
4.25% 7/2/24	55,000	59,951
4.25% 12/15/47	100,000	117,026
Masco
1.50% 2/15/28	75,000	73,226
2.00% 10/1/30	125,000	121,891
2.00% 2/15/31	150,000	146,421
3.13% 2/15/51	45,000	44,634

LVIP SSGA Bond Index Fund–22

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Building Materials (continued)
Masco (continued)
3.50% 11/15/27	60,000	$ 65,884
4.50% 5/15/47	225,000	273,010
Owens Corning
3.88% 6/1/30	150,000	167,390
3.95% 8/15/29	70,000	79,083
4.30% 7/15/47	100,000	116,286
7.00% 12/1/36	50,000	72,563
Vulcan Materials
3.90% 4/1/27	45,000	50,984
4.70% 3/1/48	250,000	315,061
		3,859,994
Chemicals–0.41%
Air Products and Chemicals 3.35% 7/31/24	250,000	269,001
Albemarle 5.45% 12/1/44	100,000	126,434
Cabot 4.00% 7/1/29	100,000	108,179
Celanese US Holdings 4.63% 11/15/22	90,000	94,797
Dow Chemical
2.10% 11/15/30	250,000	246,887
3.60% 11/15/50	250,000	270,123
3.63% 5/15/26	150,000	165,899
4.38% 11/15/42	400,000	476,747
4.80% 5/15/49	95,000	121,899
5.25% 11/15/41	100,000	130,530
7.38% 11/1/29	125,000	173,848
9.40% 5/15/39	100,000	176,351
DuPont de Nemours
4.21% 11/15/23	300,000	324,994
4.49% 11/15/25	250,000	284,289
4.73% 11/15/28	350,000	417,286
5.32% 11/15/38	135,000	178,539
5.42% 11/15/48	225,000	312,402
Eastman Chemical
3.60% 8/15/22	225,000	231,233
3.80% 3/15/25	100,000	109,310
4.65% 10/15/44	70,000	84,570
4.80% 9/1/42	250,000	305,487
Ecolab
1.30% 1/30/31	195,000	184,184
2.13% 8/15/50	250,000	222,294
2.38% 8/10/22	150,000	153,136
2.70% 11/1/26	45,000	48,208
3.25% 1/14/23	100,000	104,131
EI du Pont de Nemours and Co
1.70% 7/15/25	155,000	158,957
2.30% 7/15/30	335,000	344,014
FMC 4.10% 2/1/24	100,000	107,349
Huntsman International
2.95% 6/15/31	45,000	45,643
4.50% 5/1/29	90,000	102,325
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Chemicals (continued)
International Flavors & Fragrances
3.20% 5/1/23	50,000	$ 52,031
4.38% 6/1/47	55,000	64,885
Linde
2.20% 8/15/22	100,000	101,661
2.70% 2/21/23	100,000	103,279
Lubrizol 6.50% 10/1/34	300,000	433,846
LYB International Finance 4.00% 7/15/23	113,000	120,752
LYB International Finance II 3.50% 3/2/27	159,000	173,585
LYB International Finance III
1.25% 10/1/25	40,000	39,900
2.25% 10/1/30	45,000	44,934
3.38% 5/1/30	400,000	433,420
3.38% 10/1/40	60,000	62,120
3.63% 4/1/51	85,000	89,731
3.80% 10/1/60	60,000	63,438
4.20% 10/15/49	125,000	142,062
Mosaic
3.25% 11/15/22	100,000	103,518
4.05% 11/15/27	150,000	168,176
4.25% 11/15/23	125,000	134,256
5.45% 11/15/33	104,000	130,214
5.63% 11/15/43	200,000	261,056
NewMarket
2.70% 3/18/31	200,000	199,966
4.10% 12/15/22	50,000	52,395
Nutrien
1.90% 5/13/23	35,000	35,853
2.95% 5/13/30	100,000	105,488
3.00% 4/1/25	300,000	319,135
3.15% 10/1/22	100,000	102,646
3.95% 5/13/50	100,000	115,074
4.13% 3/15/35	100,000	114,175
6.13% 1/15/41	245,000	348,567
PPG Industries
1.20% 3/15/26	135,000	134,656
2.40% 8/15/24	100,000	104,735
2.55% 6/15/30	50,000	51,790
2.80% 8/15/29	100,000	106,362
Praxair
1.10% 8/10/30	250,000	234,836
2.00% 8/10/50	160,000	137,459
Rohm and Haas 7.85% 7/15/29	150,000	206,588
RPM International
3.75% 3/15/27	100,000	109,589
5.25% 6/1/45	100,000	124,534
Sherwin-Williams
2.30% 5/15/30	60,000	60,695
2.95% 8/15/29	100,000	107,157
3.13% 6/1/24	100,000	106,814
3.30% 5/15/50	100,000	106,220

LVIP SSGA Bond Index Fund–23

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Chemicals (continued)
Sherwin-Williams (continued)
3.45% 6/1/27	145,000	$ 159,921
3.80% 8/15/49	100,000	115,101
3.95% 1/15/26	250,000	278,949
4.50% 6/1/47	88,000	110,071
Westlake Chemical
3.60% 8/15/26	150,000	163,482
5.00% 8/15/46	100,000	126,447
		12,740,615
Commercial Services–0.25%
Automatic Data Processing
1.25% 9/1/30	75,000	71,502
1.70% 5/15/28	95,000	95,809
3.38% 9/15/25	125,000	137,021
Block Financial 3.88% 8/15/30	60,000	64,866
California Institute of Technology
3.65% 9/1/19	45,000	50,152
4.32% 8/1/45	60,000	76,535
Cintas No. 2 3.70% 4/1/27	100,000	112,047
Emory University
2.14% 9/1/30	35,000	35,748
2.97% 9/1/50	35,000	36,549
Equifax
2.60% 12/1/24	50,000	52,617
3.95% 6/15/23	40,000	42,481
Ford Foundation
2.42% 6/1/50	200,000	192,279
2.82% 6/1/70	30,000	30,100
George Washington University
4.13% 9/15/48	200,000	248,244
4.30% 9/15/44	100,000	125,818
Georgetown University
4.32% 4/1/49	50,000	62,629
5.22% 10/1/18	50,000	75,416
Global Payments
1.20% 3/1/26	375,000	371,419
2.90% 5/15/30	115,000	119,815
3.75% 6/1/23	125,000	131,532
4.00% 6/1/23	100,000	106,209
4.45% 6/1/28	100,000	115,182
4.80% 4/1/26	100,000	114,331
Johns Hopkins University 2.81% 1/1/60	35,000	35,068
Leland Stanford Junior University
2.41% 6/1/50	60,000	58,197
3.65% 5/1/48	70,000	84,267
Massachusetts Institute of Technology
3.89% 7/1/16	55,000	67,485
5.60% 7/1/11	200,000	340,703
Moody's
2.55% 8/18/60	50,000	44,307
2.63% 1/15/23	100,000	103,230
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Services (continued)
Moody's (continued)
3.25% 1/15/28	65,000	$ 71,234
3.25% 5/20/50	100,000	104,515
4.25% 2/1/29	100,000	115,784
4.88% 12/17/48	100,000	131,303
Northwestern University 3.66% 12/1/57	75,000	91,340
Novant Health
3.17% 11/1/51	85,000	89,205
3.32% 11/1/61	70,000	74,124
PayPal Holdings
1.35% 6/1/23	55,000	55,974
1.65% 6/1/25	100,000	102,630
2.20% 9/26/22	60,000	61,429
2.30% 6/1/30	80,000	82,792
2.40% 10/1/24	105,000	110,585
2.65% 10/1/26	65,000	69,804
2.85% 10/1/29	95,000	102,454
3.25% 6/1/50	500,000	543,886
President and Fellows of Harvard College
3.15% 7/15/46	100,000	112,088
3.30% 7/15/56	100,000	114,673
RELX Capital
3.00% 5/22/30	100,000	106,841
3.50% 3/16/23	145,000	152,037
4.00% 3/18/29	200,000	227,166
Rockefeller Foundation 2.49% 10/1/50	60,000	58,410
S&P Global
1.25% 8/15/30	75,000	70,989
2.30% 8/15/60	395,000	338,332
2.50% 12/1/29	55,000	57,643
2.95% 1/22/27	150,000	161,883
3.25% 12/1/49	65,000	69,837
Trustees of Boston University 4.06% 10/1/48	25,000	30,662
Trustees of Princeton University
2.52% 7/1/50	40,000	39,572
5.70% 3/1/39	50,000	72,586
Trustees of the University of Pennsylvania 3.61% 2/15/19	100,000	113,059
University of Chicago
2.55% 4/1/50	35,000	33,869
3.00% 10/1/52	65,000	67,205
4.00% 10/1/53	60,000	73,470
University of Notre Dame du Lac 3.39% 2/15/48	100,000	116,297
University of Southern California
3.03% 10/1/39	200,000	214,117
3.84% 10/1/47	55,000	66,795
Verisk Analytics
3.63% 5/15/50	20,000	21,420
4.00% 6/15/25	100,000	110,631
4.13% 9/12/22	100,000	104,222

LVIP SSGA Bond Index Fund–24

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Services (continued)
Verisk Analytics (continued)
4.13% 3/15/29	120,000	$ 136,112
William Marsh Rice University 3.57% 5/15/45	100,000	115,883
		7,794,416
Computers–0.72%
Apple
0.55% 8/20/25	400,000	395,657
0.70% 2/8/26	250,000	247,082
0.75% 5/11/23	655,000	660,721
1.13% 5/11/25	535,000	541,214
1.20% 2/8/28	250,000	246,425
1.25% 8/20/30	400,000	383,727
1.65% 5/11/30	120,000	118,984
1.65% 2/8/31	500,000	492,153
1.70% 9/11/22	120,000	122,110
1.80% 9/11/24	200,000	208,161
2.05% 9/11/26	200,000	209,322
2.10% 9/12/22	150,000	153,125
2.20% 9/11/29	250,000	259,909
2.38% 2/8/41	250,000	242,388
2.40% 1/13/23	150,000	154,853
2.40% 8/20/50	220,000	206,117
2.45% 8/4/26	250,000	265,918
2.50% 2/9/25	250,000	265,197
2.65% 5/11/50	500,000	490,918
2.65% 2/8/51	500,000	488,788
2.75% 1/13/25	100,000	106,905
2.80% 2/8/61	250,000	243,492
2.85% 2/23/23	450,000	467,345
2.90% 9/12/27	400,000	435,680
2.95% 9/11/49	135,000	139,227
3.00% 11/13/27	200,000	218,871
3.20% 5/13/25	150,000	163,596
3.20% 5/11/27	154,000	170,113
3.25% 2/23/26	415,000	455,458
3.35% 2/9/27	200,000	222,091
3.45% 5/6/24	350,000	378,862
3.45% 2/9/45	125,000	139,611
3.75% 9/12/47	225,000	265,288
3.75% 11/13/47	150,000	175,725
3.85% 5/4/43	350,000	415,918
3.85% 8/4/46	135,000	160,628
4.25% 2/9/47	25,000	31,511
4.38% 5/13/45	100,000	127,494
4.45% 5/6/44	600,000	773,133
4.50% 2/23/36	250,000	315,238
4.65% 2/23/46	530,000	703,271
Dell International
4.00% 7/15/24	100,000	108,738
4.90% 10/1/26	800,000	923,267
5.30% 10/1/29	300,000	361,989
5.45% 6/15/23	505,000	547,856
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Computers (continued)
Dell International (continued)
6.02% 6/15/26	250,000	$ 300,132
8.10% 7/15/36	135,000	205,757
8.35% 7/15/46	130,000	212,628
DXC Technology 4.75% 4/15/27	300,000	345,412
Genpact Luxembourg Sarl 3.38% 12/1/24	100,000	106,831
Hewlett Packard Enterprise
1.45% 4/1/24	200,000	203,403
1.75% 4/1/26	300,000	303,339
4.90% 10/15/25	450,000	512,284
6.20% 10/15/35	250,000	339,068
6.35% 10/15/45	250,000	335,838
HP
2.20% 6/17/25	150,000	155,690
3.00% 6/17/27	150,000	160,634
3.40% 6/17/30	150,000	160,655
6.00% 9/15/41	305,000	401,082
International Business Machines
1.70% 5/15/27	505,000	511,481
1.88% 8/1/22	600,000	610,177
1.95% 5/15/30	110,000	109,848
2.85% 5/15/40	165,000	167,686
2.88% 11/9/22	150,000	155,217
2.95% 5/15/50	155,000	155,993
3.00% 5/15/24	500,000	532,871
3.30% 5/15/26	250,000	275,015
3.30% 1/27/27	100,000	109,772
3.45% 2/19/26	150,000	165,723
4.00% 6/20/42	200,000	235,609
4.15% 5/15/39	200,000	237,672
4.25% 5/15/49	350,000	432,189
5.60% 11/30/39	210,000	293,107
5.88% 11/29/32	120,000	164,615
Leidos 2.30% 2/15/31	195,000	190,246
NetApp
1.88% 6/22/25	35,000	35,987
2.38% 6/22/27	50,000	52,426
2.70% 6/22/30	50,000	52,174
		22,434,637
Cosmetics & Personal Care–0.10%
Colgate-Palmolive
2.25% 11/15/22	60,000	61,600
3.70% 8/1/47	55,000	66,369
4.00% 8/15/45	100,000	125,335
Estee Lauder
1.95% 3/15/31	115,000	115,059
3.15% 3/15/27	100,000	109,660
4.15% 3/15/47	65,000	80,556
4.38% 6/15/45	250,000	311,276
Procter & Gamble
0.55% 10/29/25	100,000	98,811

LVIP SSGA Bond Index Fund–25

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Cosmetics & Personal Care (continued)
Procter & Gamble (continued)
1.20% 10/29/30	100,000	$ 95,361
2.15% 8/11/22	150,000	153,164
2.45% 11/3/26	150,000	160,385
2.70% 2/2/26	100,000	107,918
2.85% 8/11/27	150,000	163,568
3.10% 8/15/23	200,000	211,960
Unilever Capital
0.38% 9/14/23	100,000	100,014
1.38% 9/14/30	105,000	101,424
2.00% 7/28/26	100,000	104,229
2.60% 5/5/24	100,000	105,443
2.90% 5/5/27	150,000	162,611
3.13% 3/22/23	150,000	156,999
3.25% 3/7/24	120,000	128,196
3.38% 3/22/25	100,000	108,892
3.50% 3/22/28	100,000	112,391
5.90% 11/15/32	133,000	182,691
		3,123,912
Distribution/Wholesale–0.01%
WW Grainger
3.75% 5/15/46	150,000	172,348
4.20% 5/15/47	100,000	122,190
4.60% 6/15/45	55,000	71,129
		365,667
Diversified Financial Services–0.98%
AerCap Ireland Capital
1.75% 1/30/26	225,000	222,360
3.15% 2/15/24	200,000	209,926
3.50% 1/15/25	150,000	158,965
3.65% 7/21/27	150,000	160,242
4.50% 9/15/23	150,000	160,841
4.63% 10/15/27	200,000	223,987
4.88% 1/16/24	150,000	163,296
6.50% 7/15/25	150,000	175,937
Affiliated Managers Group 4.25% 2/15/24	100,000	108,658
Air Lease
0.70% 2/15/24	100,000	99,644
2.63% 7/1/22	200,000	203,788
2.88% 1/15/26	525,000	551,582
3.13% 12/1/30	50,000	50,795
3.25% 3/1/25	100,000	106,594
3.38% 7/1/25	95,000	102,043
3.75% 6/1/26	100,000	109,425
3.88% 7/3/23	250,000	265,199
4.25% 9/15/24	300,000	327,020
Aircastle
4.13% 5/1/24	90,000	95,962
4.25% 6/15/26	65,000	70,585
5.00% 4/1/23	90,000	96,269
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Ally Financial
3.05% 6/5/23	635,000	$ 662,649
8.00% 11/1/31	600,000	862,229
American Express
2.50% 8/1/22	250,000	255,338
2.50% 7/30/24	665,000	700,673
2.65% 12/2/22	115,000	118,783
3.00% 10/30/24	300,000	321,781
3.40% 2/27/23	200,000	209,389
3.70% 8/3/23	150,000	159,737
4.05% 12/3/42	135,000	160,930
American Express Credit 3.30% 5/3/27	230,000	254,432
Ameriprise Financial 2.88% 9/15/26	100,000	107,425
BGC Partners 5.38% 7/24/23	100,000	108,275
BlackRock
1.90% 1/28/31	50,000	50,031
2.40% 4/30/30	90,000	94,216
3.20% 3/15/27	167,000	185,152
3.25% 4/30/29	150,000	167,704
Brookfield Finance
2.72% 4/15/31	80,000	82,355
3.45% 4/15/50	150,000	154,754
3.50% 3/30/51	200,000	208,505
3.90% 1/25/28	100,000	111,597
4.00% 4/1/24	100,000	108,061
4.70% 9/20/47	150,000	183,002
Capital One Financial
3.20% 2/5/25	150,000	161,216
3.50% 6/15/23	300,000	317,198
3.65% 5/11/27	500,000	554,988
3.75% 3/9/27	250,000	277,768
3.80% 1/31/28	400,000	450,590
3.90% 1/29/24	200,000	215,844
4.20% 10/29/25	200,000	223,337
4.25% 4/30/25	150,000	167,136
Cboe Global Markets
1.63% 12/15/30	200,000	192,554
3.65% 1/12/27	100,000	111,331
Charles Schwab
0.75% 3/18/24	200,000	201,132
0.90% 3/11/26	335,000	332,407
1.65% 3/11/31	400,000	388,294
2.00% 3/20/28	200,000	205,164
3.00% 3/10/25	100,000	107,172
3.20% 3/2/27	100,000	109,114
3.25% 5/22/29	200,000	220,651
3.45% 2/13/26	70,000	77,033
3.85% 5/21/25	200,000	221,169
CI Financial
3.20% 12/17/30	155,000	159,043
4.10% 6/15/51	200,000	208,516

LVIP SSGA Bond Index Fund–26

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
CME Group
3.00% 9/15/22	300,000	$ 309,578
3.75% 6/15/28	100,000	113,899
4.15% 6/15/48	75,000	97,240
5.30% 9/15/43	100,000	144,039
Discover Financial Services
3.75% 3/4/25	100,000	109,305
3.95% 11/6/24	100,000	108,986
4.10% 2/9/27	115,000	128,680
4.50% 1/30/26	150,000	169,342
Eaton Vance 3.50% 4/6/27	100,000	108,789
Franklin Resources
1.60% 10/30/30	100,000	95,906
2.85% 3/30/25	100,000	106,971
GE Capital Funding
3.45% 5/15/25	250,000	272,067
4.05% 5/15/27	250,000	282,947
4.40% 5/15/30	450,000	524,400
4.55% 5/15/32	250,000	298,430
GE Capital International Funding Unlimited 4.42% 11/15/35	854,000	1,023,503
Intercontinental Exchange
0.70% 6/15/23	220,000	220,987
1.85% 9/15/32	165,000	156,877
2.10% 6/15/30	155,000	154,009
2.65% 9/15/40	165,000	158,160
3.00% 6/15/50	115,000	113,286
3.00% 9/15/60	160,000	154,706
3.10% 9/15/27	250,000	271,819
3.45% 9/21/23	60,000	63,720
3.75% 12/1/25	85,000	94,145
3.75% 9/21/28	105,000	118,118
4.00% 10/15/23	200,000	215,524
4.25% 9/21/48	150,000	177,245
Invesco Finance
3.75% 1/15/26	100,000	110,545
4.00% 1/30/24	500,000	541,270
Janus Capital Group 4.88% 8/1/25	150,000	169,909
Jefferies Financial Group 5.50% 10/18/23	200,000	215,118
Jefferies Group
2.75% 10/15/32	155,000	155,653
4.85% 1/15/27	310,000	360,585
5.13% 1/20/23	150,000	160,284
6.25% 1/15/36	100,000	133,645
Lazard Group
3.63% 3/1/27	100,000	109,061
3.75% 2/13/25	100,000	109,084
Legg Mason
4.75% 3/15/26	150,000	174,532
5.63% 1/15/44	100,000	139,879
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Mastercard
1.90% 3/15/31	100,000	$ 101,075
2.00% 3/3/25	200,000	209,102
2.95% 11/21/26	150,000	163,718
2.95% 6/1/29	150,000	163,733
2.95% 3/15/51	45,000	47,015
3.30% 3/26/27	600,000	663,681
3.65% 6/1/49	150,000	174,721
3.80% 11/21/46	100,000	118,966
Nasdaq
0.45% 12/21/22	80,000	79,974
1.65% 1/15/31	200,000	188,932
2.50% 12/21/40	200,000	185,726
3.85% 6/30/26	45,000	50,070
Nomura Holdings
1.85% 7/16/25	300,000	306,659
2.68% 7/16/30	200,000	203,130
3.10% 1/16/30	250,000	262,343
ORIX
2.25% 3/9/31	100,000	100,786
2.90% 7/18/22	90,000	92,339
3.25% 12/4/24	100,000	107,806
3.70% 7/18/27	100,000	111,785
Private Export Funding 2.45% 7/15/24	250,000	263,645
Raymond James Financial
3.75% 4/1/51	250,000	274,238
4.95% 7/15/46	50,000	64,620
Stifel Financial 4.00% 5/15/30	500,000	553,810
Synchrony Financial
2.85% 7/25/22	60,000	61,416
3.70% 8/4/26	200,000	218,376
4.25% 8/15/24	150,000	163,909
4.38% 3/19/24	35,000	38,094
4.50% 7/23/25	100,000	111,831
5.15% 3/19/29	50,000	59,182
Visa
1.10% 2/15/31	300,000	283,884
1.90% 4/15/27	500,000	516,279
2.00% 8/15/50	300,000	264,871
2.15% 9/15/22	45,000	45,979
2.70% 4/15/40	300,000	310,119
2.75% 9/15/27	75,000	81,078
2.80% 12/14/22	300,000	309,964
3.15% 12/14/25	350,000	382,896
4.15% 12/14/35	115,000	141,380
4.30% 12/14/45	530,000	680,198
Western Union
1.35% 3/15/26	100,000	99,316
2.75% 3/15/31	100,000	99,683
2.85% 1/10/25	50,000	52,860
4.25% 6/9/23	150,000	160,293
		30,573,518

LVIP SSGA Bond Index Fund–27

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric–2.03%
AEP Texas
2.10% 7/1/30	100,000	$ 98,044
3.45% 1/15/50	50,000	51,686
4.15% 5/1/49	100,000	117,309
AEP Transmission 3.75% 12/1/47	100,000	113,539
AES
1.38% 1/15/26	190,000	188,136
2.45% 1/15/31	250,000	247,353
Alabama Power
1.45% 9/15/30	250,000	238,533
3.70% 12/1/47	100,000	112,955
3.75% 3/1/45	150,000	169,713
4.30% 1/2/46	150,000	182,673
4.30% 7/15/48	65,000	80,540
6.13% 5/15/38	100,000	142,900
Ameren
1.75% 3/15/28	100,000	98,955
3.65% 2/15/26	50,000	54,825
Ameren Illinois
1.55% 11/15/30	40,000	38,493
3.70% 12/1/47	100,000	114,143
3.80% 5/15/28	100,000	113,256
American Electric Power
0.75% 11/1/23	35,000	35,018
1.00% 11/1/25	125,000	123,730
2.30% 3/1/30	50,000	50,534
2.95% 12/15/22	125,000	128,606
3.20% 11/13/27	100,000	107,952
3.25% 3/1/50	65,000	64,977
Appalachian Power
2.70% 4/1/31	250,000	258,426
3.70% 5/1/50	100,000	110,077
Arizona Public Service
2.95% 9/15/27	50,000	54,155
3.15% 5/15/25	100,000	107,375
3.35% 5/15/50	70,000	74,942
3.50% 12/1/49	100,000	109,402
4.25% 3/1/49	100,000	121,726
4.35% 11/15/45	100,000	122,340
4.50% 4/1/42	100,000	122,635
5.05% 9/1/41	100,000	130,406
Atlantic City Electric 2.30% 3/15/31	50,000	50,581
Avangrid
3.15% 12/1/24	150,000	160,368
3.80% 6/1/29	100,000	112,795
Avista 4.35% 6/1/48	100,000	125,318
Baltimore Gas and Electric
2.90% 6/15/50	55,000	54,756
3.35% 7/1/23	100,000	105,028
3.50% 8/15/46	200,000	220,789
3.75% 8/15/47	100,000	114,554
6.35% 10/1/36	100,000	143,986
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Berkshire Hathaway Energy
1.65% 5/15/31	90,000	$ 86,380
2.80% 1/15/23	125,000	129,298
2.85% 5/15/51	150,000	145,122
3.25% 4/15/28	125,000	137,397
3.75% 11/15/23	200,000	213,663
3.80% 7/15/48	70,000	80,052
5.15% 11/15/43	200,000	264,374
5.95% 5/15/37	125,000	172,615
6.13% 4/1/36	247,000	347,301
Black Hills
3.05% 10/15/29	100,000	106,423
3.15% 1/15/27	100,000	106,542
3.88% 10/15/49	100,000	108,015
3.95% 1/15/26	50,000	55,035
4.20% 9/15/46	100,000	112,102
4.25% 11/30/23	100,000	107,454
CenterPoint Energy
2.50% 9/1/24	100,000	104,572
2.95% 3/1/30	100,000	105,434
3.70% 9/1/49	100,000	106,268
4.25% 11/1/28	75,000	86,224
CenterPoint Energy Houston Electric
2.25% 8/1/22	250,000	253,848
2.35% 4/1/31	85,000	87,145
2.40% 9/1/26	100,000	105,202
3.00% 2/1/27	100,000	107,639
3.35% 4/1/51	125,000	136,982
4.25% 2/1/49	50,000	62,500
Cleco Corporate Holdings
3.74% 5/1/26	100,000	109,091
4.97% 5/1/46	70,000	83,686
Cleveland Electric Illuminating 5.95% 12/15/36	100,000	127,123
CMS Energy
3.00% 5/15/26	40,000	42,774
μ3.75% 12/1/50	300,000	305,190
4.88% 3/1/44	100,000	127,715
Commonwealth Edison
2.20% 3/1/30	100,000	101,490
2.55% 6/15/26	100,000	106,194
3.13% 3/15/51	100,000	104,386
3.20% 11/15/49	145,000	153,894
3.65% 6/15/46	100,000	113,706
3.70% 8/15/28	45,000	51,120
4.00% 3/1/48	250,000	299,876
6.45% 1/15/38	100,000	145,552
Connecticut Light and Power
0.75% 12/1/25	50,000	49,370
4.00% 4/1/48	250,000	302,435
4.15% 6/1/45	75,000	92,549
4.30% 4/15/44	130,000	161,715
Consolidated Edison Co. of New York
0.65% 12/1/23	200,000	200,027

LVIP SSGA Bond Index Fund–28

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Consolidated Edison Co. of New York (continued)
3.00% 12/1/60	160,000	$ 147,870
3.60% 6/15/61	200,000	206,254
3.70% 11/15/59	85,000	90,144
3.80% 5/15/28	100,000	112,316
3.95% 3/1/43	150,000	168,442
4.00% 12/1/28	100,000	114,462
4.30% 12/1/56	100,000	117,707
4.45% 3/15/44	200,000	240,430
4.50% 12/1/45	100,000	120,597
4.63% 12/1/54	200,000	251,796
4.65% 12/1/48	100,000	123,507
5.50% 12/1/39	250,000	329,513
5.85% 3/15/36	100,000	133,708
6.30% 8/15/37	20,000	27,872
6.75% 4/1/38	25,000	36,702
Consumers Energy
2.50% 5/1/60	85,000	76,611
3.25% 8/15/46	100,000	107,186
3.38% 8/15/23	200,000	210,791
3.95% 5/15/43	150,000	177,020
Dayton Power & Light 3.95% 6/15/49	95,000	105,315
Delmarva Power & Light
3.50% 11/15/23	150,000	159,669
4.15% 5/15/45	50,000	59,816
Dominion Energy
1.45% 4/15/26	40,000	40,282
2.75% 9/15/22	250,000	255,399
2.85% 8/15/26	60,000	63,859
φ3.07% 8/15/24	35,000	37,102
3.30% 4/15/41	30,000	31,497
3.38% 4/1/30	400,000	435,564
4.25% 6/1/28	250,000	287,004
4.60% 3/15/49	150,000	188,728
4.90% 8/1/41	60,000	75,688
5.95% 6/15/35	25,000	33,671
Dominion Energy South Carolina 6.05% 1/15/38	225,000	319,352
DTE Electric
1.90% 4/1/28	160,000	162,363
2.25% 3/1/30	150,000	153,797
3.25% 4/1/51	70,000	75,796
3.65% 3/15/24	100,000	107,261
3.70% 6/1/46	50,000	57,193
3.75% 8/15/47	100,000	115,836
3.95% 3/1/49	70,000	84,619
4.05% 5/15/48	100,000	121,581
DTE Energy
1.05% 6/1/25	370,000	369,897
2.53% 10/1/24	75,000	78,950
2.85% 10/1/26	200,000	213,691
3.30% 6/15/22	200,000	204,512
3.40% 6/15/29	105,000	114,601
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
DTE Energy (continued)
3.50% 6/1/24	100,000	$ 106,814
Duke Energy
0.90% 9/15/25	65,000	64,234
2.45% 6/1/30	370,000	374,113
2.65% 9/1/26	165,000	174,117
3.15% 8/15/27	250,000	269,801
3.40% 6/15/29	65,000	71,111
3.95% 8/15/47	200,000	219,646
4.20% 6/15/49	65,000	73,388
4.80% 12/15/45	100,000	122,180
Duke Energy Carolinas
2.55% 4/15/31	75,000	77,864
3.05% 3/15/23	150,000	156,583
3.45% 4/15/51	90,000	99,789
3.95% 3/15/48	150,000	176,217
4.00% 9/30/42	150,000	176,726
5.30% 2/15/40	100,000	135,736
6.10% 6/1/37	170,000	237,014
Duke Energy Florida
1.75% 6/15/30	335,000	327,896
3.20% 1/15/27	150,000	163,772
3.85% 11/15/42	100,000	115,038
6.40% 6/15/38	300,000	442,959
Duke Energy Florida Project Finance 2.54% 9/1/31	100,000	105,413
Duke Energy Indiana
2.75% 4/1/50	125,000	120,974
3.25% 10/1/49	50,000	52,815
3.75% 5/15/46	150,000	167,987
6.12% 10/15/35	100,000	137,485
6.45% 4/1/39	130,000	190,762
Duke Energy Ohio
3.65% 2/1/29	100,000	111,362
3.70% 6/15/46	68,000	76,063
3.80% 9/1/23	500,000	532,038
4.30% 2/1/49	45,000	55,580
Duke Energy Progress
3.38% 9/1/23	50,000	53,240
3.45% 3/15/29	70,000	77,540
3.70% 9/1/28	100,000	112,450
4.10% 3/15/43	100,000	118,536
6.30% 4/1/38	250,000	361,646
Edison International
2.95% 3/15/23	250,000	258,075
3.13% 11/15/22	35,000	36,049
3.55% 11/15/24	80,000	85,029
El Paso Electric 5.00% 12/1/44	150,000	181,086
Emera US Finance
0.83% 6/15/24	125,000	124,294
3.55% 6/15/26	100,000	109,220
4.75% 6/15/46	105,000	124,701

LVIP SSGA Bond Index Fund–29

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Enel Americas 4.00% 10/25/26	35,000	$ 38,115
Enel Chile 4.88% 6/12/28	150,000	172,994
Enel Generacion Chile 4.25% 4/15/24	100,000	106,972
Entergy
1.90% 6/15/28	85,000	84,876
2.40% 6/15/31	100,000	99,821
2.80% 6/15/30	250,000	260,189
2.95% 9/1/26	90,000	95,989
Entergy Arkansas
2.65% 6/15/51	65,000	61,505
3.35% 6/15/52	100,000	106,774
3.50% 4/1/26	60,000	65,906
3.70% 6/1/24	200,000	215,985
4.20% 4/1/49	100,000	121,378
Entergy Louisiana
0.62% 11/17/23	75,000	75,113
1.60% 12/15/30	50,000	48,001
2.35% 6/15/32	100,000	101,180
2.40% 10/1/26	100,000	104,593
2.90% 3/15/51	75,000	73,872
3.10% 6/15/41	100,000	105,524
3.25% 4/1/28	150,000	164,045
4.00% 3/15/33	95,000	111,309
4.05% 9/1/23	150,000	159,434
4.20% 4/1/50	100,000	122,352
4.95% 1/15/45	110,000	120,606
Entergy Mississippi
2.85% 6/1/28	50,000	53,409
3.50% 6/1/51	145,000	158,551
3.85% 6/1/49	25,000	28,737
Entergy Texas 3.55% 9/30/49	50,000	53,125
Evergy Kansas Central
2.55% 7/1/26	50,000	52,787
4.10% 4/1/43	300,000	354,098
4.25% 12/1/45	50,000	60,495
Evergy Metro
2.25% 6/1/30	150,000	152,587
3.65% 8/15/25	250,000	274,452
4.20% 6/15/47	100,000	119,877
Eversource Energy
0.80% 8/15/25	200,000	197,724
2.55% 3/15/31	250,000	256,569
2.90% 10/1/24	100,000	105,917
3.15% 1/15/25	100,000	106,707
3.30% 1/15/28	100,000	109,528
3.80% 12/1/23	45,000	48,295
4.25% 4/1/29	75,000	87,308
Exelon
3.40% 4/15/26	100,000	108,883
4.45% 4/15/46	100,000	121,231
4.95% 6/15/35	105,000	128,934
5.10% 6/15/45	105,000	137,177
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Exelon Generation
3.25% 6/1/25	60,000	$ 64,694
5.60% 6/15/42	292,000	342,063
6.25% 10/1/39	100,000	123,219
Florida Power & Light
3.13% 12/1/25	250,000	271,837
3.15% 10/1/49	310,000	336,868
3.70% 12/1/47	100,000	117,616
3.80% 12/15/42	100,000	117,934
4.05% 6/1/42	150,000	182,434
4.13% 6/1/48	100,000	124,562
5.69% 3/1/40	50,000	71,316
5.95% 2/1/38	200,000	289,556
5.96% 4/1/39	100,000	146,650
Fortis 3.06% 10/4/26	200,000	214,465
Georgia Power
2.65% 9/15/29	105,000	110,094
3.25% 4/1/26	50,000	54,031
3.25% 3/15/51	285,000	287,254
3.70% 1/30/50	40,000	43,440
4.30% 3/15/42	200,000	235,669
4.30% 3/15/43	100,000	118,730
4.75% 9/1/40	100,000	123,470
Hydro-Quebec
8.05% 7/7/24	250,000	303,485
8.50% 12/1/29	115,000	174,893
Iberdrola International 6.75% 7/15/36	100,000	151,440
Indiana Michigan Power
3.75% 7/1/47	100,000	112,068
3.85% 5/15/28	150,000	168,280
4.25% 8/15/48	50,000	60,619
Interstate Power and Light
2.30% 6/1/30	25,000	25,327
3.50% 9/30/49	50,000	53,922
3.60% 4/1/29	200,000	222,208
6.25% 7/15/39	130,000	183,595
ITC Holdings
2.70% 11/15/22	100,000	102,802
3.25% 6/30/26	90,000	97,480
3.35% 11/15/27	100,000	108,933
3.65% 6/15/24	75,000	80,404
Kentucky Utilities
3.30% 6/1/50	105,000	111,011
5.13% 11/1/40	100,000	131,013
MidAmerican Energy
3.10% 5/1/27	100,000	109,244
3.50% 10/15/24	100,000	108,133
3.65% 4/15/29	50,000	56,537
3.95% 8/1/47	100,000	118,334
4.25% 7/15/49	50,000	62,846
4.40% 10/15/44	100,000	123,622
5.75% 11/1/35	25,000	34,402

LVIP SSGA Bond Index Fund–30

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Mississippi Power 3.95% 3/30/28	100,000	$ 112,490
National Rural Utilities Cooperative Finance
1.00% 6/15/26	250,000	247,611
1.35% 3/15/31	125,000	115,784
2.30% 9/15/22	70,000	71,425
2.40% 3/15/30	195,000	201,077
2.70% 2/15/23	50,000	51,658
2.95% 2/7/24	60,000	63,346
3.05% 4/25/27	100,000	109,099
3.25% 11/1/25	100,000	108,541
4.02% 11/1/32	100,000	117,171
μ4.75% 4/30/43	100,000	104,679
8.00% 3/1/32	150,000	226,622
Nevada Power
2.40% 5/1/30	100,000	102,842
3.13% 8/1/50	65,000	67,210
3.70% 5/1/29	75,000	84,298
6.75% 7/1/37	100,000	145,990
NextEra Energy Capital Holdings
0.65% 3/1/23	115,000	115,469
2.25% 6/1/30	470,000	473,668
2.75% 11/1/29	320,000	337,928
3.15% 4/1/24	150,000	159,426
3.25% 4/1/26	105,000	113,953
3.50% 4/1/29	150,000	165,662
μ5.65% 5/1/79	100,000	116,203
Northern States Power
2.25% 4/1/31	100,000	102,908
2.60% 5/15/23	100,000	103,089
2.90% 3/1/50	60,000	61,205
3.20% 4/1/52	60,000	63,916
3.60% 5/15/46	50,000	56,541
3.60% 9/15/47	100,000	113,164
4.00% 8/15/45	100,000	119,277
5.35% 11/1/39	40,000	54,817
6.20% 7/1/37	100,000	145,967
NorthWestern 4.18% 11/15/44	150,000	175,159
NSTAR Electric 3.20% 5/15/27	100,000	109,249
Oglethorpe Power
3.75% 8/1/50	155,000	163,595
4.25% 4/1/46	75,000	83,597
5.95% 11/1/39	100,000	134,104
Ohio Edison 6.88% 7/15/36	100,000	141,846
Ohio Power
1.63% 1/15/31	100,000	95,850
4.15% 4/1/48	100,000	119,628
Oklahoma Gas and Electric
3.30% 3/15/30	100,000	108,773
3.80% 8/15/28	100,000	112,043
4.15% 4/1/47	50,000	58,962
Oncor Electric Delivery
0.55% 10/1/25	175,000	170,988
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Oncor Electric Delivery (continued)
2.75% 5/15/30	300,000	$ 318,803
2.95% 4/1/25	100,000	106,891
3.70% 11/15/28	200,000	226,158
3.75% 4/1/45	100,000	115,507
4.10% 11/15/48	100,000	121,829
4.55% 12/1/41	150,000	190,768
5.30% 6/1/42	200,000	275,709
Pacific Gas and Electric
1.37% 3/10/23	135,000	135,006
2.10% 8/1/27	85,000	82,551
2.50% 2/1/31	250,000	234,387
3.25% 6/1/31	85,000	83,583
3.30% 8/1/40	150,000	135,461
3.45% 7/1/25	900,000	943,363
3.50% 8/1/50	410,000	365,417
4.20% 6/1/41	115,000	113,301
4.50% 7/1/40	600,000	600,290
4.95% 7/1/50	600,000	617,140
PacifiCorp
2.95% 6/1/23	100,000	104,099
3.30% 3/15/51	450,000	476,595
3.50% 6/15/29	65,000	72,429
4.10% 2/1/42	100,000	117,359
4.13% 1/15/49	70,000	83,711
4.15% 2/15/50	100,000	121,562
5.75% 4/1/37	100,000	137,092
6.00% 1/15/39	100,000	141,855
6.35% 7/15/38	25,000	36,261
7.70% 11/15/31	100,000	147,719
PECO Energy
2.80% 6/15/50	290,000	289,183
3.00% 9/15/49	40,000	41,833
3.05% 3/15/51	30,000	31,338
5.95% 10/1/36	100,000	142,304
Pinnacle West Capital 1.30% 6/15/25	50,000	50,293
Potomac Electric Power 4.15% 3/15/43	100,000	119,703
PPL Electric Utilities
4.13% 6/15/44	100,000	119,077
6.25% 5/15/39	30,000	43,739
Progress Energy
6.00% 12/1/39	50,000	68,842
7.75% 3/1/31	150,000	214,012
PSEG Power 3.85% 6/1/23	100,000	106,148
Public Service Co. of Colorado
1.88% 6/15/31	335,000	333,131
1.90% 1/15/31	150,000	148,816
2.70% 1/15/51	150,000	146,243
3.20% 3/1/50	65,000	70,353
3.80% 6/15/47	200,000	235,161
4.05% 9/15/49	50,000	61,336
6.25% 9/1/37	100,000	146,436

LVIP SSGA Bond Index Fund–31

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Public Service Electric and Gas
0.95% 3/15/26	150,000	$ 149,365
2.05% 8/1/50	100,000	86,225
2.38% 5/15/23	200,000	206,577
3.00% 5/15/25	100,000	107,181
3.00% 3/1/51	100,000	104,039
3.20% 5/15/29	150,000	164,554
3.60% 12/1/47	50,000	56,810
3.70% 5/1/28	100,000	113,272
3.80% 3/1/46	100,000	117,614
3.85% 5/1/49	125,000	148,945
4.05% 5/1/48	100,000	121,876
5.50% 3/1/40	100,000	136,905
Public Service Enterprise Group
0.80% 8/15/25	100,000	98,937
1.60% 8/15/30	100,000	94,763
2.88% 6/15/24	70,000	74,220
Puget Energy 3.65% 5/15/25	200,000	215,207
Puget Sound Energy
4.22% 6/15/48	65,000	79,844
5.64% 4/15/41	80,000	111,421
5.80% 3/15/40	100,000	139,767
San Diego Gas & Electric
1.70% 10/1/30	235,000	226,730
3.60% 9/1/23	200,000	210,931
4.10% 6/15/49	100,000	120,454
4.15% 5/15/48	100,000	121,174
6.00% 6/1/39	110,000	154,489
Sempra Energy
2.88% 10/1/22	150,000	153,489
2.90% 2/1/23	35,000	36,226
3.40% 2/1/28	95,000	104,388
3.75% 11/15/25	100,000	109,670
3.80% 2/1/38	150,000	166,535
4.00% 2/1/48	95,000	106,561
6.00% 10/15/39	125,000	172,996
Sierra Pacific Power 2.60% 5/1/26	200,000	212,600
Southern
2.95% 7/1/23	75,000	78,246
3.25% 7/1/26	250,000	271,316
4.25% 7/1/36	85,000	98,463
Southern California Edison
0.70% 4/3/23	75,000	75,034
1.10% 4/1/24	75,000	75,517
2.25% 6/1/30	70,000	68,826
2.85% 8/1/29	155,000	160,920
3.65% 3/1/28	100,000	109,929
3.90% 3/15/43	100,000	104,410
4.00% 4/1/47	300,000	315,571
4.13% 3/1/48	150,000	159,853
4.20% 3/1/29	100,000	112,781
4.50% 9/1/40	100,000	114,635
4.65% 10/1/43	400,000	459,712
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Southern California Edison (continued)
4.88% 3/1/49	100,000	$ 118,318
5.95% 2/1/38	25,000	32,407
6.00% 1/15/34	200,000	259,252
6.05% 3/15/39	170,000	228,509
6.65% 4/1/29	100,000	124,858
Southern Power
0.90% 1/15/26	125,000	122,655
4.15% 12/1/25	200,000	223,826
4.95% 12/15/46	100,000	120,055
5.25% 7/15/43	120,000	146,472
Southwestern Electric Power
1.65% 3/15/26	300,000	303,605
2.75% 10/1/26	150,000	158,998
3.85% 2/1/48	100,000	110,136
3.90% 4/1/45	300,000	329,854
6.20% 3/15/40	200,000	279,263
Southwestern Public Service 4.40% 11/15/48	100,000	124,963
Tampa Electric
4.10% 6/15/42	100,000	117,120
4.35% 5/15/44	50,000	60,554
4.45% 6/15/49	100,000	126,361
Tucson Electric Power 1.50% 8/1/30	90,000	85,510
Union Electric
2.63% 3/15/51	250,000	238,700
2.95% 6/15/27	100,000	108,101
3.50% 4/15/24	100,000	107,081
3.50% 3/15/29	100,000	111,293
3.65% 4/15/45	100,000	111,840
3.90% 9/15/42	100,000	115,451
4.00% 4/1/48	100,000	118,958
8.45% 3/15/39	80,000	137,790
Virginia Electric and Power
2.75% 3/15/23	200,000	206,925
2.95% 11/15/26	100,000	108,165
3.15% 1/15/26	70,000	76,302
3.30% 12/1/49	100,000	107,814
3.50% 3/15/27	150,000	166,072
3.80% 4/1/28	100,000	112,886
3.80% 9/15/47	100,000	114,924
4.00% 11/15/46	45,000	52,914
4.60% 12/1/48	115,000	148,484
4.65% 8/15/43	150,000	190,284
6.00% 5/15/37	25,000	34,747
6.35% 11/30/37	100,000	145,323
8.88% 11/15/38	100,000	177,716
WEC Energy Group
0.80% 3/15/24	60,000	60,138
1.38% 10/15/27	150,000	146,507
1.80% 10/15/30	150,000	143,848
3.55% 6/15/25	42,000	45,904

LVIP SSGA Bond Index Fund–32

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Wisconsin Electric Power
2.05% 12/15/24	50,000	$ 52,271
4.30% 10/15/48	45,000	56,315
Wisconsin Public Service 4.75% 11/1/44	200,000	256,838
Xcel Energy
0.50% 10/15/23	200,000	199,959
3.30% 6/1/25	100,000	107,784
3.35% 12/1/26	100,000	108,770
6.50% 7/1/36	100,000	144,618
		63,607,787
Electrical Components & Equipment–0.02%
Emerson Electric
0.88% 10/15/26	135,000	132,816
1.80% 10/15/27	45,000	46,108
1.95% 10/15/30	100,000	101,132
2.75% 10/15/50	30,000	29,892
3.15% 6/1/25	150,000	162,312
5.25% 11/15/39	50,000	67,049
		539,309
Electronics–0.17%
Agilent Technologies
2.10% 6/4/30	115,000	113,778
2.30% 3/12/31	250,000	249,983
3.88% 7/15/23	150,000	159,216
Allegion 3.50% 10/1/29	50,000	54,341
Allegion US Holding
3.20% 10/1/24	150,000	159,460
3.55% 10/1/27	150,000	163,015
Amphenol
2.80% 2/15/30	200,000	211,185
3.20% 4/1/24	100,000	106,095
4.35% 6/1/29	75,000	88,297
Arrow Electronics 3.88% 1/12/28	200,000	223,942
Avnet
4.63% 4/15/26	50,000	56,200
4.88% 12/1/22	100,000	105,773
Flex
3.75% 2/1/26	300,000	328,090
4.75% 6/15/25	125,000	139,492
4.88% 6/15/29	75,000	86,505
FLIR Systems 2.50% 8/1/30	35,000	35,265
Fortive
3.15% 6/15/26	150,000	162,850
4.30% 6/15/46	50,000	59,268
Honeywell International
0.48% 8/19/22	355,000	355,112
1.35% 6/1/25	125,000	127,305
1.95% 6/1/30	250,000	253,967
2.15% 8/8/22	45,000	45,858
2.30% 8/15/24	100,000	104,986
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electronics (continued)
Honeywell International (continued)
2.50% 11/1/26	200,000	$ 213,018
2.70% 8/15/29	60,000	64,363
2.80% 6/1/50	100,000	102,807
3.35% 12/1/23	200,000	213,645
Hubbell
2.30% 3/15/31	60,000	60,112
3.35% 3/1/26	150,000	162,045
Jabil
1.70% 4/15/26	65,000	65,481
3.00% 1/15/31	50,000	51,467
3.60% 1/15/30	50,000	54,103
3.95% 1/12/28	110,000	122,280
Keysight Technologies
4.55% 10/30/24	250,000	277,648
4.60% 4/6/27	60,000	69,716
Trimble
4.15% 6/15/23	100,000	106,291
4.75% 12/1/24	100,000	111,093
4.90% 6/15/28	100,000	117,283
Tyco Electronics Group 3.70% 2/15/26	100,000	109,551
		5,290,886
Environmental Control–0.05%
Republic Services
0.88% 11/15/25	50,000	49,510
1.45% 2/15/31	200,000	187,371
1.75% 2/15/32	100,000	95,110
2.90% 7/1/26	110,000	117,802
3.20% 3/15/25	250,000	268,425
3.38% 11/15/27	60,000	65,959
3.95% 5/15/28	150,000	170,638
4.75% 5/15/23	55,000	58,841
Waste Connections 3.50% 5/1/29	150,000	165,105
Waste Management
0.75% 11/15/25	20,000	19,809
1.15% 3/15/28	30,000	29,067
1.50% 3/15/31	30,000	28,387
2.40% 5/15/23	100,000	103,423
2.50% 11/15/50	20,000	18,724
3.15% 11/15/27	100,000	109,372
		1,487,543
Food–0.35%
Campbell Soup
2.50% 8/2/22	61,000	62,344
3.65% 3/15/23	58,000	61,018
3.95% 3/15/25	150,000	165,447
4.15% 3/15/28	200,000	227,914
4.80% 3/15/48	65,000	79,666
Conagra Brands
1.38% 11/1/27	100,000	97,585

LVIP SSGA Bond Index Fund–33

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Food (continued)
Conagra Brands (continued)
3.20% 1/25/23	102,000	$ 105,421
4.30% 5/1/24	75,000	82,262
4.60% 11/1/25	70,000	79,798
4.85% 11/1/28	165,000	196,431
5.30% 11/1/38	50,000	63,545
5.40% 11/1/48	105,000	140,951
8.25% 9/15/30	100,000	148,252
Flowers Foods
2.40% 3/15/31	45,000	45,086
3.50% 10/1/26	105,000	114,251
General Mills
3.00% 2/1/51	95,000	95,737
3.20% 2/10/27	150,000	164,453
3.65% 2/15/24	111,000	119,008
3.70% 10/17/23	75,000	80,254
4.00% 4/17/25	100,000	110,803
4.20% 4/17/28	75,000	86,459
Hershey
1.70% 6/1/30	195,000	193,694
2.05% 11/15/24	50,000	52,152
2.30% 8/15/26	100,000	106,209
2.45% 11/15/29	50,000	52,287
3.13% 11/15/49	50,000	53,043
3.38% 5/15/23	100,000	105,304
Hormel Foods 1.80% 6/11/30	85,000	84,309
Ingredion
2.90% 6/1/30	200,000	209,197
3.20% 10/1/26	100,000	108,617
3.90% 6/1/50	200,000	224,706
J M Smucker
3.38% 12/15/27	100,000	109,684
3.50% 3/15/25	150,000	163,585
4.25% 3/15/35	100,000	117,331
4.38% 3/15/45	50,000	59,854
Kellogg
2.65% 12/1/23	167,000	175,434
3.25% 4/1/26	95,000	103,963
3.40% 11/15/27	200,000	219,748
4.30% 5/15/28	150,000	173,770
4.50% 4/1/46	100,000	124,050
Koninklijke Ahold Delhaize 5.70% 10/1/40	145,000	196,854
Kroger
1.70% 1/15/31	125,000	119,562
3.50% 2/1/26	100,000	109,767
4.45% 2/1/47	500,000	595,207
5.00% 4/15/42	100,000	126,130
6.90% 4/15/38	100,000	146,494
7.50% 4/1/31	250,000	357,746
McCormick & Co.
2.70% 8/15/22	150,000	153,557
3.15% 8/15/24	100,000	106,583
3.40% 8/15/27	150,000	165,406
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Food (continued)
McCormick & Co. (continued)
4.20% 8/15/47	20,000	$ 24,064
Mondelez International
1.50% 5/4/25	315,000	320,557
1.50% 2/4/31	210,000	198,475
1.88% 10/15/32	180,000	174,169
2.63% 9/4/50	360,000	335,012
2.75% 4/13/30	135,000	142,201
Sysco
2.40% 2/15/30	35,000	35,539
3.25% 7/15/27	200,000	216,535
3.30% 7/15/26	100,000	108,686
3.30% 2/15/50	35,000	35,178
3.55% 3/15/25	100,000	108,722
3.75% 10/1/25	125,000	137,536
4.45% 3/15/48	100,000	119,525
4.50% 4/1/46	75,000	88,997
4.85% 10/1/45	85,000	105,645
6.60% 4/1/50	350,000	543,677
Tyson Foods
3.55% 6/2/27	155,000	171,653
3.95% 8/15/24	240,000	261,566
4.00% 3/1/26	65,000	72,515
4.35% 3/1/29	130,000	151,277
4.55% 6/2/47	505,000	617,631
5.10% 9/28/48	40,000	52,648
		10,862,736
Forest Products & Paper–0.07%
Celulosa Arauco y Constitucion 4.50% 8/1/24	200,000	215,662
Fibria Overseas Finance 5.50% 1/17/27	100,000	116,001
Georgia-Pacific 8.00% 1/15/24	250,000	296,058
International Paper
4.80% 6/15/44	200,000	254,678
5.00% 9/15/35	100,000	125,495
5.15% 5/15/46	200,000	267,890
6.00% 11/15/41	135,000	191,850
7.30% 11/15/39	100,000	154,681
Suzano Austria GmbH
3.75% 1/15/31	205,000	214,994
6.00% 1/15/29	200,000	238,260
		2,075,569
Gas–0.17%
Atmos Energy
0.63% 3/9/23	65,000	65,020
1.50% 1/15/31	250,000	237,140
2.63% 9/15/29	100,000	104,377
3.00% 6/15/27	65,000	70,080
3.38% 9/15/49	55,000	59,387
4.13% 10/15/44	150,000	176,010
4.13% 3/15/49	155,000	187,231

LVIP SSGA Bond Index Fund–34

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Gas (continued)
CenterPoint Energy Resources
0.70% 3/2/23	95,000	$ 95,009
1.75% 10/1/30	275,000	263,643
3.55% 4/1/23	100,000	105,115
4.00% 4/1/28	100,000	112,605
4.10% 9/1/47	45,000	52,042
5.85% 1/15/41	115,000	157,238
National Fuel Gas
3.75% 3/1/23	156,000	162,581
3.95% 9/15/27	200,000	215,664
NiSource
0.95% 8/15/25	145,000	143,794
1.70% 2/15/31	175,000	165,363
2.95% 9/1/29	100,000	105,924
3.49% 5/15/27	100,000	109,990
3.95% 3/30/48	150,000	170,964
4.38% 5/15/47	100,000	119,681
4.80% 2/15/44	100,000	122,774
5.25% 2/15/43	59,000	77,714
ONE Gas
1.10% 3/11/24	500,000	500,345
3.61% 2/1/24	100,000	105,913
4.66% 2/1/44	50,000	61,011
Piedmont Natural Gas
3.50% 6/1/29	100,000	110,087
3.64% 11/1/46	50,000	53,782
4.65% 8/1/43	50,000	61,209
Southern California Gas
3.15% 9/15/24	100,000	107,198
3.95% 2/15/50	50,000	59,174
4.13% 6/1/48	100,000	120,393
Southern Gas Capital
1.75% 1/15/31	250,000	236,465
4.40% 6/1/43	100,000	118,703
4.40% 5/30/47	200,000	235,377
5.88% 3/15/41	70,000	96,528
Southwest Gas 3.70% 4/1/28	100,000	111,225
Washington Gas Light
3.65% 9/15/49	40,000	44,831
3.80% 9/15/46	70,000	78,783
		5,180,370
Hand Machine Tools–0.03%
Kennametal 2.80% 3/1/31	125,000	125,744
Snap-on 4.10% 3/1/48	85,000	103,516
Stanley Black & Decker
2.75% 11/15/50	300,000	291,749
3.40% 3/1/26	145,000	159,260
5.20% 9/1/40	100,000	131,848
		812,117
Health Care Products–0.29%
Abbott Laboratories
1.15% 1/30/28	45,000	44,148
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Products (continued)
Abbott Laboratories (continued)
1.40% 6/30/30	40,000	$ 38,620
3.40% 11/30/23	210,000	224,112
3.75% 11/30/26	340,000	383,972
3.88% 9/15/25	120,000	133,887
4.75% 11/30/36	400,000	515,069
4.90% 11/30/46	400,000	547,426
6.00% 4/1/39	50,000	74,226
6.15% 11/30/37	50,000	73,640
Baxter International
1.73% 4/1/31	65,000	63,283
2.60% 8/15/26	150,000	159,656
3.50% 8/15/46	100,000	112,541
Boston Scientific
1.90% 6/1/25	65,000	67,037
2.65% 6/1/30	100,000	103,431
3.45% 3/1/24	75,000	80,071
3.75% 3/1/26	100,000	110,878
3.85% 5/15/25	51,000	56,297
4.00% 3/1/29	140,000	159,227
4.55% 3/1/39	100,000	122,150
4.70% 3/1/49	105,000	134,285
7.38% 1/15/40	201,000	318,406
Danaher
2.60% 10/1/50	190,000	181,676
3.35% 9/15/25	125,000	136,945
4.38% 9/15/45	115,000	143,408
DH Europe Finance II Sarl
2.05% 11/15/22	100,000	102,294
2.60% 11/15/29	65,000	67,958
3.25% 11/15/39	100,000	107,079
Koninklijke Philips
5.00% 3/15/42	100,000	133,584
6.88% 3/11/38	50,000	76,046
Medtronic
3.50% 3/15/25	389,000	427,074
4.38% 3/15/35	108,000	134,358
4.63% 3/15/45	479,000	628,356
PerkinElmer
2.55% 3/15/31	210,000	215,335
3.30% 9/15/29	95,000	102,745
3.63% 3/15/51	160,000	174,286
Smith & Nephew 2.03% 10/14/30	100,000	97,808
Stryker
0.60% 12/1/23	40,000	39,968
1.95% 6/15/30	300,000	296,766
3.38% 5/15/24	150,000	160,949
3.38% 11/1/25	100,000	109,195
3.50% 3/15/26	75,000	82,793
3.65% 3/7/28	200,000	224,975
4.38% 5/15/44	100,000	123,173
4.63% 3/15/46	95,000	121,321

LVIP SSGA Bond Index Fund–35

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Products (continued)
Thermo Fisher Scientific
3.20% 8/15/27	100,000	$ 109,187
4.10% 8/15/47	100,000	121,770
4.50% 3/25/30	400,000	476,287
5.30% 2/1/44	200,000	277,377
Zimmer Biomet Holdings
3.55% 4/1/25	180,000	195,283
3.55% 3/20/30	400,000	437,806
3.70% 3/19/23	75,000	78,836
		9,107,000
Health Care Services–0.73%
Advocate Health & Hospitals
3.39% 10/15/49	100,000	108,766
3.83% 8/15/28	35,000	39,564
4.27% 8/15/48	30,000	37,754
Aetna
2.75% 11/15/22	150,000	154,045
2.80% 6/15/23	135,000	140,503
3.88% 8/15/47	145,000	162,162
6.63% 6/15/36	100,000	145,695
6.75% 12/15/37	100,000	147,518
AHS Hospital
2.78% 7/1/51	40,000	39,518
5.02% 7/1/45	50,000	68,174
Anthem
0.45% 3/15/23	165,000	165,156
1.50% 3/15/26	200,000	202,247
2.25% 5/15/30	50,000	50,430
2.38% 1/15/25	65,000	68,069
2.55% 3/15/31	200,000	206,107
2.95% 12/1/22	200,000	206,802
3.13% 5/15/50	65,000	65,992
3.35% 12/1/24	150,000	161,818
3.50% 8/15/24	250,000	269,276
3.60% 3/15/51	115,000	126,403
4.10% 3/1/28	350,000	400,018
4.38% 12/1/47	125,000	152,457
4.55% 3/1/48	350,000	437,435
4.63% 5/15/42	100,000	123,982
4.65% 1/15/43	125,000	155,737
4.65% 8/15/44	100,000	124,788
Ascension Health
3.11% 11/15/39	45,000	48,032
3.95% 11/15/46	185,000	225,897
Banner Health
1.90% 1/1/31	40,000	39,290
2.34% 1/1/30	75,000	76,227
2.91% 1/1/51	50,000	50,915
Baylor Scott & White Holdings
1.78% 11/15/30	25,000	24,455
2.84% 11/15/50	45,000	45,124
3.97% 11/15/46	50,000	60,223
4.19% 11/15/45	95,000	117,329
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services (continued)
Bon Secours Mercy Health
2.10% 6/1/31	25,000	$ 24,770
3.21% 6/1/50	25,000	25,889
Children's Health System of Texas 2.51% 8/15/50	105,000	97,338
Children's Hospital 4.12% 1/1/47	65,000	82,613
Children's Hospital Medical Center 4.27% 5/15/44	50,000	62,774
City of Hope 4.38% 8/15/48	75,000	93,803
CommonSpirit Health
1.55% 10/1/25	35,000	35,300
2.76% 10/1/24	30,000	31,585
2.78% 10/1/30	65,000	67,451
3.35% 10/1/29	40,000	43,321
3.82% 10/1/49	40,000	44,809
3.91% 10/1/50	150,000	164,869
4.19% 10/1/49	70,000	80,459
4.35% 11/1/42	400,000	468,363
Dartmouth-Hitchcock Health 4.18% 8/1/48	100,000	117,610
Duke University Health System 3.92% 6/1/47	75,000	90,175
Hackensack Meridian Health
2.68% 9/1/41	250,000	245,066
4.50% 7/1/57	100,000	131,252
HCA
2.38% 7/15/31	150,000	148,098
3.50% 7/15/51	150,000	149,932
4.13% 6/15/29	485,000	546,147
4.50% 2/15/27	160,000	180,812
4.75% 5/1/23	165,000	176,795
5.00% 3/15/24	265,000	292,805
5.13% 6/15/39	50,000	62,456
5.25% 4/15/25	185,000	211,653
5.25% 6/15/26	200,000	231,512
5.25% 6/15/49	200,000	254,938
5.50% 6/15/47	200,000	260,484
Humana
2.90% 12/15/22	100,000	103,267
3.15% 12/1/22	100,000	103,114
4.63% 12/1/42	175,000	214,843
4.95% 10/1/44	300,000	387,668
Indiana University Health 3.97% 11/1/48	55,000	66,222
Integris Baptist Medical Center 3.88% 8/15/50	100,000	112,790
Johns Hopkins Health System 3.84% 5/15/46	70,000	82,649
Kaiser Foundation Hospitals
3.15% 5/1/27	125,000	136,629
3.27% 11/1/49	185,000	201,891
4.15% 5/1/47	105,000	130,743

LVIP SSGA Bond Index Fund–36

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services (continued)
Laboratory Corp of America Holdings
3.25% 9/1/24	100,000	$ 107,017
3.60% 9/1/27	100,000	110,567
4.70% 2/1/45	500,000	599,349
Mayo Clinic
3.20% 11/15/61	200,000	215,371
4.13% 11/15/52	100,000	125,540
McLaren Health Care 4.39% 5/15/48	65,000	81,250
Memorial Sloan-Kettering Cancer Center
2.96% 1/1/50	110,000	111,727
4.20% 7/1/55	127,000	162,249
Mercy Health 4.30% 7/1/28	25,000	28,909
Methodist Hospital 2.71% 12/1/50	300,000	290,194
Montefiore Obligated Group 5.25% 11/1/48	70,000	84,503
Mount Sinai Hospitals Group 3.98% 7/1/48	100,000	111,422
New York and Presbyterian Hospital
2.26% 8/1/40	50,000	47,034
3.95% 8/1/19	35,000	41,338
4.02% 8/1/45	75,000	92,753
4.06% 8/1/56	50,000	62,328
Northwell Healthcare
3.98% 11/1/46	250,000	283,021
4.26% 11/1/47	150,000	176,865
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery 2.67% 10/1/50	120,000	112,360
NYU Langone Hospitals
3.38% 7/1/55	100,000	105,923
4.37% 7/1/47	100,000	120,573
Orlando Health Obligated Group
3.33% 10/1/50	125,000	132,921
4.09% 10/1/48	45,000	54,922
Partners Healthcare System
3.19% 7/1/49	50,000	52,918
3.34% 7/1/60	65,000	71,235
3.77% 7/1/48	40,000	46,336
PeaceHealth Obligated Group
1.38% 11/15/25	60,000	60,577
3.22% 11/15/50	65,000	68,290
Providence St Joseph Health Obligated Group
2.75% 10/1/26	100,000	106,922
3.74% 10/1/47	100,000	114,155
Quest Diagnostics
3.45% 6/1/26	55,000	60,395
3.50% 3/30/25	300,000	325,535
4.20% 6/30/29	100,000	115,269
RWJ Barnabas Health
3.48% 7/1/49	100,000	110,996
3.95% 7/1/46	50,000	58,745
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services (continued)
Seattle Children's Hospital 2.72% 10/1/50	185,000	$ 181,542
Spectrum Health System Obligated Group 3.49% 7/15/49	50,000	55,180
SSM Health Care
3.69% 6/1/23	90,000	94,422
3.82% 6/1/27	71,000	79,179
Stanford Health Care 3.80% 11/15/48	30,000	35,395
Sutter Health
1.32% 8/15/25	100,000	100,618
2.29% 8/15/30	110,000	110,932
3.16% 8/15/40	100,000	104,967
3.36% 8/15/50	110,000	116,738
Texas Health Resources 4.33% 11/15/55	30,000	39,196
Toledo Hospital 5.75% 11/15/38	200,000	243,449
Trinity Health
2.63% 12/1/40	50,000	49,248
4.13% 12/1/45	25,000	30,742
UnitedHealth Group
0.55% 5/15/24	135,000	134,806
1.15% 5/15/26	200,000	199,993
1.25% 1/15/26	180,000	181,665
2.00% 5/15/30	265,000	266,972
2.30% 5/15/31	200,000	204,817
2.38% 10/15/22	200,000	205,338
2.38% 8/15/24	70,000	73,635
2.75% 2/15/23	107,000	110,563
2.75% 5/15/40	250,000	253,176
2.88% 3/15/23	250,000	260,666
2.88% 8/15/29	155,000	167,198
2.90% 5/15/50	250,000	252,518
2.95% 10/15/27	250,000	271,941
3.05% 5/15/41	200,000	209,467
3.25% 5/15/51	200,000	213,353
3.38% 4/15/27	150,000	166,422
3.45% 1/15/27	100,000	110,956
3.50% 6/15/23	100,000	106,043
3.50% 2/15/24	40,000	43,070
3.50% 8/15/39	115,000	128,523
3.70% 12/15/25	40,000	44,590
3.70% 8/15/49	135,000	154,551
3.75% 7/15/25	500,000	554,789
3.75% 10/15/47	200,000	229,786
3.85% 6/15/28	200,000	229,830
3.88% 12/15/28	50,000	57,502
3.88% 8/15/59	150,000	177,899
4.20% 1/15/47	55,000	67,089
4.25% 3/15/43	100,000	122,332
4.25% 6/15/48	150,000	185,978
4.38% 3/15/42	100,000	123,522

LVIP SSGA Bond Index Fund–37

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services (continued)
UnitedHealth Group (continued)
4.63% 11/15/41	200,000	$ 254,750
6.50% 6/15/37	150,000	224,179
6.63% 11/15/37	100,000	151,966
6.88% 2/15/38	100,000	155,062
Willis-Knighton Medical Center 3.07% 3/1/51	100,000	98,516
Yale-New Haven Health Services 2.50% 7/1/50	50,000	45,928
		22,741,311
Home Builders–0.03%
DR Horton
1.40% 10/15/27	250,000	244,388
2.50% 10/15/24	200,000	209,632
NVR 3.00% 5/15/30	595,000	630,829
		1,084,849
Home Furnishings–0.02%
Harman International Industries 4.15% 5/15/25	100,000	110,933
Leggett & Platt
3.40% 8/15/22	50,000	51,163
3.50% 11/15/27	100,000	107,934
Whirlpool
4.50% 6/1/46	70,000	84,388
4.60% 5/15/50	150,000	186,190
4.75% 2/26/29	60,000	71,054
		611,662
Household Products Wares–0.05%
Avery Dennison 4.88% 12/6/28	100,000	118,964
Church & Dwight
2.45% 8/1/22	100,000	102,030
3.15% 8/1/27	100,000	109,108
3.95% 8/1/47	100,000	116,251
Clorox
3.10% 10/1/27	150,000	163,643
3.50% 12/15/24	150,000	163,074
3.90% 5/15/28	100,000	113,787
Kimberly-Clark
1.05% 9/15/27	85,000	83,123
2.88% 2/7/50	45,000	46,309
3.05% 8/15/25	50,000	54,266
3.20% 7/30/46	50,000	54,449
3.90% 5/4/47	100,000	121,034
5.30% 3/1/41	200,000	273,991
6.63% 8/1/37	100,000	155,366
		1,675,395
Insurance–0.84%
Aflac
1.13% 3/15/26	105,000	105,176
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
Aflac (continued)
4.00% 10/15/46	300,000	$ 346,623
4.75% 1/15/49	100,000	131,905
Alleghany 4.90% 9/15/44	95,000	119,478
Allied World Assurance Holdings 4.35% 10/29/25	100,000	109,787
Allstate
0.75% 12/15/25	65,000	64,320
1.45% 12/15/30	100,000	95,564
3.28% 12/15/26	150,000	165,527
4.20% 12/15/46	150,000	183,999
4.50% 6/15/43	100,000	125,677
5.55% 5/9/35	150,000	204,879
μ5.75% 8/15/53	225,000	244,969
American Financial Group
3.50% 8/15/26	65,000	70,585
4.50% 6/15/47	150,000	178,326
American International Group
2.50% 6/30/25	200,000	211,050
3.40% 6/30/30	200,000	219,320
3.75% 7/10/25	70,000	77,137
3.90% 4/1/26	600,000	669,564
4.20% 4/1/28	100,000	114,958
4.38% 6/30/50	130,000	158,029
4.50% 7/16/44	200,000	242,748
4.70% 7/10/35	100,000	121,805
4.75% 4/1/48	200,000	254,176
4.80% 7/10/45	100,000	124,970
Aon
2.80% 5/15/30	150,000	157,473
3.50% 6/14/24	100,000	107,378
3.75% 5/2/29	100,000	112,526
3.88% 12/15/25	100,000	111,038
4.00% 11/27/23	150,000	160,768
4.75% 5/15/45	100,000	127,990
Arch Capital Finance
4.01% 12/15/26	100,000	112,771
5.03% 12/15/46	100,000	130,663
Arch Capital Group
3.64% 6/30/50	140,000	150,603
5.14% 11/1/43	105,000	137,585
Aspen Insurance Holdings 4.65% 11/15/23	100,000	108,724
Assurant
4.20% 9/27/23	100,000	107,229
4.90% 3/27/28	100,000	116,402
Assured Guaranty US Holdings 5.00% 7/1/24	100,000	111,598
Athene Holding
3.50% 1/15/31	20,000	21,323
3.95% 5/25/51	125,000	133,736
4.13% 1/12/28	150,000	167,291
AXA 8.60% 12/15/30	200,000	303,930

LVIP SSGA Bond Index Fund–38

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
AXIS Specialty Finance 3.90% 7/15/29	100,000	$ 109,133
Berkshire Hathaway
3.00% 2/11/23	100,000	104,353
3.13% 3/15/26	215,000	235,024
4.50% 2/11/43	250,000	318,052
Berkshire Hathaway Finance
1.45% 10/15/30	160,000	156,194
2.50% 1/15/51	140,000	130,748
2.85% 10/15/50	180,000	179,676
4.25% 1/15/49	100,000	124,221
4.30% 5/15/43	100,000	124,608
4.40% 5/15/42	100,000	125,545
5.75% 1/15/40	100,000	144,759
Brighthouse Financial
3.70% 6/22/27	250,000	271,829
4.70% 6/22/47	200,000	222,125
Brown & Brown
2.38% 3/15/31	85,000	84,927
4.50% 3/15/29	100,000	115,025
Chubb
6.00% 5/11/37	100,000	144,732
6.50% 5/15/38	200,000	302,440
Chubb INA Holdings
1.38% 9/15/30	415,000	394,741
2.70% 3/13/23	100,000	103,992
3.35% 5/15/24	300,000	323,660
3.35% 5/3/26	95,000	104,302
4.15% 3/13/43	100,000	121,669
Cincinnati Financial 6.92% 5/15/28	100,000	131,226
CNA Financial
2.05% 8/15/30	20,000	19,641
3.90% 5/1/29	40,000	44,899
3.95% 5/15/24	125,000	135,250
4.50% 3/1/26	100,000	113,408
Everest Reinsurance Holdings
3.50% 10/15/50	50,000	53,318
4.87% 6/1/44	100,000	126,070
Fairfax Financial Holdings 3.38% 3/3/31	180,000	187,587
Fidelity National Financial
2.45% 3/15/31	250,000	248,933
3.40% 6/15/30	50,000	53,824
4.50% 8/15/28	150,000	172,079
First American Financial 4.60% 11/15/24	100,000	110,756
Globe Life 2.15% 8/15/30	500,000	491,279
Hanover Insurance Group
2.50% 9/1/30	145,000	145,055
4.50% 4/15/26	100,000	113,027
Hartford Financial Services Group
2.80% 8/19/29	70,000	73,489
3.60% 8/19/49	55,000	60,304
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
Hartford Financial Services Group (continued)
4.30% 4/15/43	43,000	$ 50,735
4.40% 3/15/48	100,000	122,935
6.10% 10/1/41	50,000	71,405
Kemper 4.35% 2/15/25	70,000	76,504
✱Lincoln National 4.00% 9/1/23	500,000	536,489
Loews
4.13% 5/15/43	200,000	237,801
6.00% 2/1/35	100,000	136,339
Manulife Financial
μ4.06% 2/24/32	250,000	275,862
4.15% 3/4/26	100,000	112,722
5.38% 3/4/46	100,000	140,254
Markel
5.00% 4/5/46	250,000	321,385
5.00% 5/20/49	65,000	84,283
Marsh & McLennan
2.25% 11/15/30	105,000	106,350
3.30% 3/14/23	100,000	104,367
3.50% 3/10/25	150,000	163,071
3.75% 3/14/26	75,000	83,392
3.88% 3/15/24	100,000	108,464
4.20% 3/1/48	100,000	123,813
4.35% 1/30/47	45,000	56,235
4.38% 3/15/29	195,000	228,571
4.75% 3/15/39	55,000	70,229
4.90% 3/15/49	90,000	122,839
Mercury General 4.40% 3/15/27	50,000	56,431
MetLife
3.00% 3/1/25	150,000	161,127
4.05% 3/1/45	150,000	178,694
4.37% 9/15/23	367,000	397,168
4.60% 5/13/46	200,000	257,641
5.70% 6/15/35	50,000	69,193
5.88% 2/6/41	100,000	144,399
6.38% 6/15/34	100,000	143,116
6.40% 12/15/66	100,000	128,432
6.50% 12/15/32	100,000	142,019
10.75% 8/1/69	150,000	259,358
Old Republic International
3.85% 6/11/51	200,000	212,390
4.88% 10/1/24	100,000	111,667
Primerica 4.75% 7/15/22	100,000	104,159
Principal Financial Group
3.10% 11/15/26	300,000	325,103
3.40% 5/15/25	100,000	108,391
3.70% 5/15/29	50,000	56,024
Progressive
4.13% 4/15/47	200,000	245,024
4.20% 3/15/48	150,000	186,750
Prudential Financial
μ3.70% 10/1/50	535,000	557,738

LVIP SSGA Bond Index Fund–39

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
Prudential Financial (continued)
3.70% 3/13/51	250,000	$ 285,037
3.88% 3/27/28	100,000	114,314
3.91% 12/7/47	163,000	189,321
3.94% 12/7/49	302,000	352,917
4.35% 2/25/50	250,000	313,411
4.42% 3/27/48	100,000	124,880
μ4.50% 9/15/47	215,000	234,288
μ5.20% 3/15/44	100,000	107,315
6.63% 6/21/40	200,000	301,437
Reinsurance Group of America
3.15% 6/15/30	70,000	74,855
3.95% 9/15/26	30,000	33,294
4.70% 9/15/23	150,000	163,002
RenaissanceRe
3.45% 7/1/27	130,000	142,093
3.60% 4/15/29	100,000	109,925
Sompo International Holdings 4.70% 10/15/22	100,000	104,990
Swiss Re America Holding 7.00% 2/15/26	100,000	125,016
Transatlantic Holdings 8.00% 11/30/39	100,000	155,035
Travelers
3.75% 5/15/46	50,000	58,406
4.00% 5/30/47	80,000	97,106
4.05% 3/7/48	200,000	244,350
4.10% 3/4/49	100,000	123,013
4.60% 8/1/43	250,000	328,634
6.25% 6/15/37	100,000	147,501
6.75% 6/20/36	100,000	150,042
Trinity Acquisition 4.40% 3/15/26	100,000	113,012
Unum Group
4.00% 6/15/29	145,000	162,764
4.13% 6/15/51	200,000	201,783
5.75% 8/15/42	50,000	62,476
Voya Financial
3.65% 6/15/26	100,000	110,707
4.80% 6/15/46	60,000	75,964
5.70% 7/15/43	100,000	137,330
W R Berkley 3.55% 3/30/52	150,000	159,505
Willis North America
2.95% 9/15/29	65,000	68,251
3.60% 5/15/24	100,000	107,422
3.88% 9/15/49	70,000	78,634
4.50% 9/15/28	150,000	173,264
5.05% 9/15/48	150,000	196,565
WR Berkley 4.00% 5/12/50	105,000	119,842
XLIT 5.25% 12/15/43	200,000	276,543
		26,244,613
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Internet–0.44%
Alibaba Group Holding
2.13% 2/9/31	200,000	$ 196,604
2.70% 2/9/41	200,000	191,025
3.15% 2/9/51	200,000	196,821
3.25% 2/9/61	200,000	193,638
3.40% 12/6/27	210,000	229,470
3.60% 11/28/24	633,000	688,704
4.00% 12/6/37	100,000	112,207
4.20% 12/6/47	400,000	462,121
4.40% 12/6/57	200,000	239,796
Alphabet
0.45% 8/15/25	90,000	89,120
0.80% 8/15/27	200,000	194,377
1.10% 8/15/30	130,000	123,267
1.90% 8/15/40	100,000	90,910
2.00% 8/15/26	250,000	261,536
2.05% 8/15/50	130,000	114,714
2.25% 8/15/60	400,000	352,759
3.38% 2/25/24	200,000	215,004
Amazon.com
0.25% 5/12/23	110,000	110,051
0.40% 6/3/23	105,000	105,096
0.45% 5/12/24	115,000	114,745
0.80% 6/3/25	635,000	636,044
1.00% 5/12/26	250,000	250,050
1.20% 6/3/27	90,000	89,716
1.50% 6/3/30	165,000	161,290
1.65% 5/12/28	250,000	252,134
2.10% 5/12/31	250,000	254,203
2.40% 2/22/23	595,000	614,890
2.50% 6/3/50	80,000	75,592
2.70% 6/3/60	665,000	636,936
2.80% 8/22/24	75,000	79,797
2.88% 5/12/41	250,000	257,939
3.10% 5/12/51	250,000	262,608
3.15% 8/22/27	500,000	552,444
3.25% 5/12/61	250,000	263,462
3.80% 12/5/24	500,000	549,705
3.88% 8/22/37	115,000	137,132
4.05% 8/22/47	635,000	774,600
4.25% 8/22/57	205,000	262,598
5.20% 12/3/25	100,000	117,347
Baidu
3.50% 11/28/22	200,000	207,446
3.88% 9/29/23	200,000	212,524
4.13% 6/30/25	200,000	220,718
4.38% 3/29/28	200,000	227,255
Booking Holdings
2.75% 3/15/23	150,000	155,749
3.55% 3/15/28	150,000	167,367
3.60% 6/1/26	200,000	221,684
4.63% 4/13/30	300,000	357,983
E*TRADE Financial
2.95% 8/24/22	75,000	77,031

LVIP SSGA Bond Index Fund–40

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Internet (continued)
E*TRADE Financial (continued)
3.80% 8/24/27	35,000	$ 38,871
4.50% 6/20/28	100,000	115,778
eBay 1.90% 3/11/25	140,000	144,689
Expedia Group
2.95% 3/15/31	80,000	81,065
3.25% 2/15/30	35,000	36,559
3.60% 12/15/23	50,000	53,138
3.80% 2/15/28	100,000	108,759
4.50% 8/15/24	200,000	218,824
4.63% 8/1/27	90,000	101,713
JD.com 3.88% 4/29/26	200,000	220,525
TD Ameritrade Holding
3.30% 4/1/27	90,000	98,719
3.75% 4/1/24	150,000	162,324
		13,739,173
Investment Company Security–0.09%
Ares Capital
3.25% 7/15/25	100,000	105,184
3.50% 2/10/23	150,000	155,626
3.88% 1/15/26	250,000	267,810
4.20% 6/10/24	60,000	64,460
4.25% 3/1/25	100,000	107,801
Blackstone Secured Lending Fund 2.75% 9/16/26	250,000	253,375
FS KKR Capital
3.40% 1/15/26	200,000	206,804
4.13% 2/1/25	150,000	159,369
Goldman Sachs BDC 2.88% 1/15/26	100,000	103,474
Golub Capital
2.50% 8/24/26	145,000	145,732
3.38% 4/15/24	375,000	391,240
Main Street Capital 3.00% 7/14/26	165,000	169,501
Owl Rock Capital
3.40% 7/15/26	200,000	208,446
3.75% 7/22/25	100,000	105,745
5.25% 4/15/24	60,000	65,565
Prospect Capital 3.71% 1/22/26	200,000	205,463
Sixth Street Specialty Lending 2.50% 8/1/26	125,000	126,697
		2,842,292
Iron & Steel–0.07%
Nucor
2.00% 6/1/25	15,000	15,521
2.70% 6/1/30	15,000	15,665
2.98% 12/15/55	400,000	386,561
3.95% 5/1/28	100,000	113,859
4.00% 8/1/23	139,000	148,108
4.13% 9/15/22	100,000	103,531
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Iron & Steel (continued)
Reliance Steel & Aluminum 4.50% 4/15/23	150,000	$ 158,806
Steel Dynamics
1.65% 10/15/27	25,000	24,916
2.40% 6/15/25	50,000	52,285
2.80% 12/15/24	50,000	52,773
3.25% 1/15/31	60,000	64,378
3.25% 10/15/50	40,000	39,858
3.45% 4/15/30	75,000	81,588
Vale Overseas
6.25% 8/10/26	300,000	360,900
6.88% 11/21/36	350,000	479,748
6.88% 11/10/39	170,000	237,791
		2,336,288
Leisure Time–0.00%
Harley-Davidson
3.50% 7/28/25	50,000	53,916
4.63% 7/28/45	50,000	54,797
		108,713
Lodging–0.09%
Choice Hotels International 3.70% 12/1/29	100,000	108,251
Hyatt Hotels
4.38% 9/15/28	100,000	110,095
4.85% 3/15/26	50,000	55,841
Las Vegas Sands
2.90% 6/25/25	155,000	161,418
3.20% 8/8/24	90,000	94,458
3.50% 8/18/26	70,000	74,427
3.90% 8/8/29	105,000	111,784
Marriott International
2.85% 4/15/31	220,000	223,408
3.13% 6/15/26	100,000	106,176
3.50% 10/15/32	150,000	159,345
3.60% 4/15/24	75,000	79,979
3.75% 10/1/25	50,000	53,866
4.00% 4/15/28	100,000	109,897
4.63% 6/15/30	135,000	155,480
Sands China
4.60% 8/8/23	200,000	212,420
5.13% 8/8/25	700,000	782,131
5.40% 8/8/28	200,000	232,154
		2,831,130
Machinery Construction & Mining–0.12%
Caterpillar
1.90% 3/12/31	100,000	100,089
2.60% 9/19/29	150,000	160,126
3.80% 8/15/42	168,000	200,652
4.75% 5/15/64	250,000	361,421
6.05% 8/15/36	200,000	288,133

LVIP SSGA Bond Index Fund–41

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Machinery Construction & Mining (continued)
Caterpillar Financial Services
0.25% 3/1/23	165,000	$ 164,624
0.45% 9/14/23	180,000	180,346
0.45% 5/17/24	100,000	99,668
0.65% 7/7/23	200,000	201,134
0.80% 11/13/25	85,000	84,501
0.90% 3/2/26	250,000	249,569
1.10% 9/14/27	250,000	246,982
1.90% 9/6/22	115,000	117,116
1.95% 11/18/22	150,000	153,296
2.15% 11/8/24	150,000	157,272
2.40% 8/9/26	100,000	106,500
2.55% 11/29/22	200,000	206,674
2.85% 5/17/24	150,000	159,419
3.25% 12/1/24	150,000	163,590
3.65% 12/7/23	100,000	107,695
Oshkosh 4.60% 5/15/28	100,000	114,923
		3,623,730
Machinery Diversified–0.19%
CNH Industrial 3.85% 11/15/27	105,000	116,255
CNH Industrial Capital
1.88% 1/15/26	250,000	254,239
1.95% 7/2/23	65,000	66,632
4.20% 1/15/24	100,000	108,208
Crane
4.20% 3/15/48	100,000	110,831
4.45% 12/15/23	100,000	107,853
Deere & Co.
2.88% 9/7/49	65,000	67,507
3.90% 6/9/42	150,000	184,224
5.38% 10/16/29	100,000	127,527
Dover
2.95% 11/4/29	20,000	21,478
5.38% 3/1/41	100,000	129,695
Flowserve
3.50% 10/1/30	70,000	73,834
4.00% 11/15/23	64,000	68,338
IDEX 3.00% 5/1/30	75,000	79,230
John Deere Capital
0.25% 1/17/23	200,000	199,941
0.40% 10/10/23	90,000	90,090
0.45% 1/17/24	200,000	199,777
0.70% 7/5/23	100,000	100,698
0.70% 1/15/26	100,000	99,034
1.45% 1/15/31	70,000	67,639
1.50% 3/6/28	200,000	198,787
2.05% 1/9/25	100,000	104,561
2.15% 9/8/22	150,000	153,278
2.45% 1/9/30	85,000	89,507
2.60% 3/7/24	165,000	173,934
2.65% 6/24/24	115,000	122,266
2.65% 6/10/26	100,000	107,648
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Machinery Diversified (continued)
John Deere Capital (continued)
2.70% 1/6/23	100,000	$ 103,575
2.80% 3/6/23	200,000	208,395
2.80% 9/8/27	100,000	108,176
2.80% 7/18/29	50,000	53,923
3.05% 1/6/28	100,000	109,638
3.45% 1/10/24	100,000	107,573
3.45% 3/13/25	250,000	273,799
3.45% 3/7/29	120,000	134,781
Nvent Finance
3.95% 4/15/23	100,000	104,510
4.55% 4/15/28	100,000	109,835
Otis Worldwide
2.06% 4/5/25	105,000	109,087
2.29% 4/5/27	90,000	93,178
2.57% 2/15/30	105,000	108,743
3.11% 2/15/40	250,000	258,392
3.36% 2/15/50	145,000	152,615
Rockwell Automation
3.50% 3/1/29	85,000	95,377
4.20% 3/1/49	70,000	87,342
Westinghouse Air Brake Technologies 3.20% 6/15/25	285,000	303,097
Xylem
1.95% 1/30/28	115,000	116,038
3.25% 11/1/26	55,000	60,238
4.38% 11/1/46	50,000	59,646
		5,980,969
Media–1.00%
Charter Communications Operating
3.50% 6/1/41	815,000	820,517
3.75% 2/15/28	100,000	110,286
3.85% 4/1/61	70,000	68,705
3.90% 6/1/52	145,000	147,640
4.20% 3/15/28	150,000	169,752
4.46% 7/23/22	500,000	517,644
4.50% 2/1/24	200,000	217,834
4.80% 3/1/50	445,000	511,104
4.91% 7/23/25	450,000	509,810
5.05% 3/30/29	100,000	118,119
5.13% 7/1/49	200,000	238,180
5.38% 5/1/47	275,000	336,988
5.75% 4/1/48	225,000	286,367
6.38% 10/23/35	190,000	253,967
6.48% 10/23/45	565,000	778,108
Comcast
1.50% 2/15/31	1,000,000	947,477
1.95% 1/15/31	175,000	172,519
2.35% 1/15/27	105,000	110,133
2.45% 8/15/52	150,000	135,508
2.65% 2/1/30	100,000	105,267
2.65% 8/15/62	700,000	639,584
2.80% 1/15/51	140,000	134,698

LVIP SSGA Bond Index Fund–42

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
Comcast (continued)
3.15% 3/1/26	350,000	$ 380,784
3.15% 2/15/28	150,000	164,614
3.20% 7/15/36	150,000	160,932
3.25% 11/1/39	150,000	159,546
3.30% 2/1/27	250,000	274,731
3.30% 4/1/27	500,000	551,060
3.38% 2/15/25	425,000	461,058
3.38% 8/15/25	65,000	70,882
3.40% 7/15/46	110,000	117,341
3.45% 2/1/50	110,000	118,700
3.55% 5/1/28	150,000	167,775
3.70% 4/15/24	195,000	211,451
3.75% 4/1/40	655,000	738,369
3.90% 3/1/38	150,000	172,603
3.95% 10/15/25	300,000	336,144
3.97% 11/1/47	362,000	421,453
4.00% 8/15/47	150,000	175,087
4.00% 3/1/48	150,000	175,631
4.00% 11/1/49	79,000	93,030
4.05% 11/1/52	258,000	307,089
4.15% 10/15/28	185,000	214,148
4.20% 8/15/34	83,000	98,297
4.25% 10/15/30	165,000	194,063
4.25% 1/15/33	200,000	238,353
4.40% 8/15/35	192,000	231,377
4.60% 10/15/38	195,000	241,683
4.60% 8/15/45	77,000	96,655
4.65% 7/15/42	24,000	30,125
4.70% 10/15/48	190,000	244,945
4.95% 10/15/58	190,000	262,735
6.40% 5/15/38	57,000	84,153
6.50% 11/15/35	200,000	290,898
7.05% 3/15/33	500,000	726,084
Discovery Communications
2.95% 3/20/23	66,000	68,674
3.80% 3/13/24	100,000	107,245
3.90% 11/15/24	150,000	162,873
3.95% 6/15/25	100,000	109,685
3.95% 3/20/28	200,000	222,442
4.00% 9/15/55	323,000	341,865
4.13% 5/15/29	70,000	78,375
4.65% 5/15/50	400,000	468,083
4.90% 3/11/26	100,000	113,978
5.20% 9/20/47	215,000	267,200
5.30% 5/15/49	65,000	82,205
Fox
4.03% 1/25/24	100,000	108,331
4.71% 1/25/29	705,000	827,709
5.48% 1/25/39	75,000	96,956
5.58% 1/25/49	90,000	121,490
Grupo Televisa
4.63% 1/30/26	200,000	222,170
6.63% 1/15/40	100,000	137,552
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
Grupo Televisa (continued)
8.50% 3/11/32	200,000	$ 294,082
NBCUniversal Media
4.45% 1/15/43	675,000	827,948
5.95% 4/1/41	200,000	287,965
Thomson Reuters
3.35% 5/15/26	55,000	59,857
4.30% 11/23/23	200,000	215,481
Time Warner Cable
5.50% 9/1/41	100,000	123,948
5.88% 11/15/40	100,000	129,355
6.55% 5/1/37	200,000	272,446
6.75% 6/15/39	450,000	626,452
7.30% 7/1/38	150,000	219,064
Time Warner Entertainment
8.38% 3/15/23	250,000	282,498
8.38% 7/15/33	200,000	303,046
TWDC Enterprises
1.85% 7/30/26	95,000	97,801
2.35% 12/1/22	300,000	308,348
2.95% 6/15/27	200,000	217,792
3.00% 2/13/26	300,000	325,622
3.00% 7/30/46	50,000	51,526
3.15% 9/17/25	100,000	108,787
3.70% 12/1/42	150,000	170,513
4.13% 12/1/41	100,000	120,111
4.13% 6/1/44	83,000	100,043
ViacomCBS
2.90% 1/15/27	100,000	106,174
3.38% 2/15/28	145,000	158,612
3.88% 4/1/24	200,000	215,135
4.00% 1/15/26	255,000	283,565
4.20% 5/19/32	50,000	57,706
4.38% 3/15/43	477,000	551,916
4.85% 7/1/42	150,000	183,622
4.90% 8/15/44	125,000	151,616
4.95% 1/15/31	400,000	482,127
5.85% 9/1/43	150,000	205,517
6.88% 4/30/36	125,000	179,463
7.88% 7/30/30	200,000	285,330
Walt Disney
1.65% 9/1/22	70,000	71,103
1.75% 8/30/24	200,000	206,795
1.75% 1/13/26	145,000	149,091
2.00% 9/1/29	735,000	742,966
2.65% 1/13/31	520,000	545,788
2.75% 9/1/49	180,000	177,651
3.38% 11/15/26	60,000	66,123
3.50% 5/13/40	200,000	222,980
3.60% 1/13/51	75,000	85,013
3.70% 10/15/25	40,000	44,212
3.80% 5/13/60	490,000	577,624
4.70% 3/23/50	500,000	666,740
4.75% 9/15/44	60,000	77,976

LVIP SSGA Bond Index Fund–43

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
Walt Disney (continued)
4.75% 11/15/46	50,000	$ 65,176
4.95% 10/15/45	30,000	40,423
6.40% 12/15/35	229,000	335,193
6.65% 11/15/37	175,000	263,448
		31,420,606
Metal Fabricate & Hardware–0.03%
Precision Castparts
2.50% 1/15/23	200,000	205,547
3.25% 6/15/25	100,000	108,503
3.90% 1/15/43	50,000	55,647
4.38% 6/15/45	100,000	120,435
Timken 3.88% 9/1/24	70,000	74,935
Valmont Industries
5.00% 10/1/44	100,000	121,058
5.25% 10/1/54	100,000	124,222
		810,347
Mining–0.15%
Barrick Gold 5.25% 4/1/42	300,000	393,021
Barrick North America Finance 5.75% 5/1/43	150,000	211,470
Barrick PD Australia Finance 5.95% 10/15/39	100,000	138,421
BHP Billiton Finance USA
4.13% 2/24/42	125,000	150,943
5.00% 9/30/43	500,000	679,473
Kinross Gold 4.50% 7/15/27	400,000	456,849
Newmont
3.70% 3/15/23	27,000	28,186
4.88% 3/15/42	400,000	506,607
6.25% 10/1/39	100,000	144,791
Rio Tinto Alcan 6.13% 12/15/33	150,000	208,650
Rio Tinto Finance USA
3.75% 6/15/25	250,000	277,216
4.13% 8/21/42	150,000	185,686
5.20% 11/2/40	100,000	137,289
7.13% 7/15/28	75,000	101,476
Southern Copper
3.50% 11/8/22	89,000	92,079
5.25% 11/8/42	150,000	192,000
5.88% 4/23/45	69,000	96,600
6.75% 4/16/40	110,000	156,695
7.50% 7/27/35	200,000	289,000
Teck Resources 3.90% 7/15/30	125,000	134,686
		4,581,138
Miscellaneous Manufacturing–0.22%
3M
1.75% 2/14/23	100,000	102,303
2.00% 2/14/25	100,000	104,184
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Miscellaneous Manufacturing (continued)
3M (continued)
2.25% 3/15/23	70,000	$ 72,175
2.38% 8/26/29	150,000	157,457
2.88% 10/15/27	150,000	163,088
3.00% 8/7/25	100,000	108,458
3.25% 2/14/24	100,000	107,104
3.25% 8/26/49	85,000	92,777
3.38% 3/1/29	100,000	111,715
3.63% 10/15/47	150,000	173,663
3.88% 6/15/44	150,000	174,053
4.00% 9/14/48	65,000	79,189
Carlisle
3.50% 12/1/24	95,000	102,522
3.75% 12/1/27	100,000	111,256
Eaton
2.75% 11/2/22	250,000	258,094
3.10% 9/15/27	100,000	108,593
3.92% 9/15/47	100,000	113,557
4.15% 11/2/42	150,000	178,889
General Electric
3.45% 5/15/24	800,000	856,519
3.63% 5/1/30	1,000,000	1,115,079
6.75% 3/15/32	224,000	310,495
6.88% 1/10/39	27,000	40,394
Illinois Tool Works
2.65% 11/15/26	150,000	160,893
3.90% 9/1/42	150,000	178,145
4.88% 9/15/41	100,000	132,548
Parker-Hannifin
2.70% 6/14/24	35,000	36,876
3.25% 6/14/29	55,000	60,192
3.30% 11/21/24	60,000	64,453
4.00% 6/14/49	55,000	65,335
6.25% 5/15/38	350,000	496,707
Textron
3.00% 6/1/30	100,000	105,184
3.38% 3/1/28	50,000	54,110
3.65% 3/15/27	50,000	55,389
3.88% 3/1/25	170,000	185,021
Trane Technologies Global Holding
3.75% 8/21/28	100,000	112,135
4.25% 6/15/23	250,000	268,243
4.30% 2/21/48	100,000	119,616
5.75% 6/15/43	100,000	143,403
		6,879,814
Office Furnishings–0.00%
Steelcase 5.13% 1/18/29	100,000	115,834
		115,834
Oil & Gas–1.26%
BP Capital Markets
3.28% 9/19/27	150,000	164,270
3.54% 11/4/24	100,000	108,902

LVIP SSGA Bond Index Fund–44

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
BP Capital Markets (continued)
3.72% 11/28/28	90,000	$ 101,331
3.99% 9/26/23	250,000	268,819
BP Capital Markets America
1.75% 8/10/30	760,000	741,554
2.52% 9/19/22	150,000	153,647
2.75% 5/10/23	250,000	260,311
2.77% 11/10/50	165,000	152,800
2.94% 6/4/51	320,000	306,361
3.00% 2/24/50	90,000	86,941
3.02% 1/16/27	250,000	269,774
3.12% 5/4/26	75,000	81,336
3.22% 11/28/23	150,000	158,830
3.38% 2/8/61	250,000	251,329
3.41% 2/11/26	200,000	218,812
3.79% 2/6/24	280,000	302,041
4.23% 11/6/28	700,000	811,716
Burlington Resources 7.20% 8/15/31	100,000	144,582
Canadian Natural Resources
2.05% 7/15/25	50,000	51,372
2.95% 1/15/23	200,000	207,166
2.95% 7/15/30	50,000	51,799
3.80% 4/15/24	43,000	46,243
3.90% 2/1/25	200,000	217,295
4.95% 6/1/47	100,000	124,291
5.85% 2/1/35	200,000	253,625
6.25% 3/15/38	150,000	200,514
Cenovus Energy 5.40% 6/15/47	500,000	618,712
Chevron
1.14% 5/11/23	35,000	35,520
1.55% 5/11/25	165,000	169,075
2.24% 5/11/30	125,000	128,810
2.57% 5/16/23	200,000	207,541
2.90% 3/3/24	150,000	158,783
2.95% 5/16/26	200,000	216,797
2.98% 5/11/40	75,000	78,538
3.08% 5/11/50	625,000	646,442
3.19% 6/24/23	200,000	209,983
3.33% 11/17/25	150,000	164,177
Chevron USA
0.33% 8/12/22	130,000	130,128
0.43% 8/11/23	60,000	60,067
0.69% 8/12/25	135,000	133,864
1.02% 8/12/27	85,000	82,709
2.34% 8/12/50	125,000	112,579
3.25% 10/15/29	100,000	110,730
3.85% 1/15/28	150,000	170,841
4.20% 10/15/49	100,000	123,160
5.05% 11/15/44	300,000	402,287
6.00% 3/1/41	135,000	197,492
Cimarex Energy
3.90% 5/15/27	215,000	236,982
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Cimarex Energy (continued)
4.38% 3/15/29	50,000	$ 56,815
CNOOC Finance
3.00% 5/9/23	250,000	258,823
3.50% 5/5/25	200,000	213,675
4.20% 5/5/45	200,000	213,511
4.25% 5/9/43	400,000	430,230
CNOOC Petroleum North America
6.40% 5/15/37	150,000	195,769
7.50% 7/30/39	200,000	298,140
ConocoPhillips
2.40% 2/15/31	365,000	373,592
3.75% 10/1/27	95,000	106,747
4.30% 8/15/28	100,000	116,087
4.30% 11/15/44	150,000	180,375
4.85% 8/15/48	75,000	99,386
4.88% 10/1/47	75,000	98,677
4.95% 3/15/26	250,000	291,087
5.95% 3/15/46	100,000	148,195
6.50% 2/1/39	380,000	561,058
6.95% 4/15/29	200,000	272,375
Devon Energy
4.50% 1/15/30	325,000	357,304
4.75% 5/15/42	100,000	112,836
5.00% 6/15/45	70,000	82,229
5.60% 7/15/41	100,000	123,647
5.85% 12/15/25	150,000	176,060
Diamondback Energy
0.90% 3/24/23	80,000	80,017
2.88% 12/1/24	155,000	163,711
3.13% 3/24/31	95,000	98,454
3.25% 12/1/26	110,000	117,909
3.50% 12/1/29	200,000	214,109
4.40% 3/24/51	70,000	78,813
4.75% 5/31/25	65,000	73,186
Ecopetrol
4.13% 1/16/25	500,000	526,855
5.38% 6/26/26	210,000	231,546
5.88% 9/18/23	200,000	215,990
5.88% 5/28/45	155,000	166,083
EOG Resources
2.63% 3/15/23	150,000	154,832
3.90% 4/1/35	150,000	173,171
4.15% 1/15/26	100,000	112,508
Equinor
1.75% 1/22/26	220,000	226,548
2.38% 5/22/30	200,000	206,212
2.45% 1/17/23	200,000	206,298
2.65% 1/15/24	100,000	105,156
3.25% 11/18/49	110,000	116,774
3.63% 9/10/28	150,000	168,512
3.95% 5/15/43	250,000	292,059
4.80% 11/8/43	150,000	195,399
5.10% 8/17/40	200,000	266,127

LVIP SSGA Bond Index Fund–45

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Exxon Mobil
1.57% 4/15/23	600,000	$ 613,342
1.90% 8/16/22	80,000	81,485
2.02% 8/16/24	200,000	208,034
2.28% 8/16/26	200,000	210,858
2.44% 8/16/29	700,000	732,738
2.73% 3/1/23	170,000	176,012
3.00% 8/16/39	200,000	205,208
3.04% 3/1/26	750,000	814,250
3.10% 8/16/49	200,000	203,547
3.57% 3/6/45	200,000	216,802
4.11% 3/1/46	165,000	194,644
4.33% 3/19/50	900,000	1,117,094
Hess
4.30% 4/1/27	150,000	166,945
5.60% 2/15/41	200,000	249,655
5.80% 4/1/47	150,000	195,455
7.13% 3/15/33	100,000	135,557
7.30% 8/15/31	250,000	338,956
HollyFrontier 2.63% 10/1/23	115,000	118,908
Husky Energy
4.00% 4/15/24	50,000	53,513
4.40% 4/15/29	150,000	169,628
Marathon Oil
3.85% 6/1/25	500,000	544,540
4.40% 7/15/27	100,000	113,261
6.60% 10/1/37	100,000	132,952
Marathon Petroleum
3.63% 9/15/24	250,000	268,985
3.80% 4/1/28	120,000	133,644
4.50% 4/1/48	50,000	57,074
4.70% 5/1/25	300,000	338,334
4.75% 12/15/23	150,000	163,676
5.13% 12/15/26	150,000	176,374
6.50% 3/1/41	145,000	201,254
Phillips 66
0.90% 2/15/24	70,000	70,092
1.30% 2/15/26	40,000	39,972
3.90% 3/15/28	200,000	224,313
4.65% 11/15/34	350,000	420,103
4.88% 11/15/44	180,000	223,789
5.88% 5/1/42	250,000	341,359
Pioneer Natural Resources
0.55% 5/15/23	35,000	35,033
0.75% 1/15/24	135,000	134,876
1.13% 1/15/26	115,000	113,869
1.90% 8/15/30	200,000	192,689
2.15% 1/15/31	90,000	88,188
4.45% 1/15/26	100,000	112,746
Shell International Finance
0.38% 9/15/23	500,000	499,639
2.38% 8/21/22	250,000	255,953
2.50% 9/12/26	150,000	159,668
2.75% 4/6/30	315,000	335,770
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Shell International Finance (continued)
2.88% 5/10/26	400,000	$ 431,998
3.25% 5/11/25	350,000	379,835
3.25% 4/6/50	500,000	531,739
3.75% 9/12/46	150,000	169,551
4.00% 5/10/46	350,000	409,262
4.13% 5/11/35	156,000	185,540
4.38% 5/11/45	167,000	204,778
4.55% 8/12/43	600,000	746,715
5.50% 3/25/40	100,000	139,183
6.38% 12/15/38	300,000	444,838
Suncor Energy
3.60% 12/1/24	250,000	270,037
3.75% 3/4/51	70,000	75,720
4.00% 11/15/47	70,000	77,656
5.95% 5/15/35	200,000	263,111
6.50% 6/15/38	250,000	353,682
6.80% 5/15/38	100,000	143,557
6.85% 6/1/39	100,000	146,917
7.15% 2/1/32	25,000	35,012
Total Capital 3.88% 10/11/28	200,000	229,268
Total Capital Canada 2.75% 7/15/23	300,000	313,656
Total Capital International
2.43% 1/10/25	100,000	105,074
2.70% 1/25/23	200,000	207,210
2.83% 1/10/30	100,000	107,402
2.99% 6/29/41	200,000	203,674
3.13% 5/29/50	200,000	202,735
3.39% 6/29/60	200,000	210,789
3.46% 2/19/29	200,000	222,637
3.46% 7/12/49	100,000	108,339
3.70% 1/15/24	100,000	107,664
Valero Energy
1.20% 3/15/24	250,000	252,163
2.15% 9/15/27	250,000	253,957
3.65% 3/15/25	100,000	109,008
4.00% 4/1/29	100,000	111,670
4.35% 6/1/28	175,000	199,092
4.90% 3/15/45	150,000	187,440
6.63% 6/15/37	300,000	411,265
7.50% 4/15/32	100,000	140,445
		39,361,168
Oil & Gas Services–0.09%
Baker Hughes
2.77% 12/15/22	200,000	206,615
3.34% 12/15/27	250,000	273,171
4.08% 12/15/47	200,000	228,462
4.49% 5/1/30	30,000	35,382
Baker Hughes Holdings 5.13% 9/15/40	200,000	255,331
Halliburton
2.92% 3/1/30	150,000	155,872

LVIP SSGA Bond Index Fund–46

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas Services (continued)
Halliburton (continued)
3.80% 11/15/25	18,000	$ 19,895
4.75% 8/1/43	200,000	233,439
4.85% 11/15/35	100,000	117,702
5.00% 11/15/45	283,000	344,794
7.45% 9/15/39	200,000	293,951
National Oilwell Varco 3.95% 12/1/42	150,000	148,356
Schlumberger Finance Canada 1.40% 9/17/25	125,000	126,374
Schlumberger Investment
2.65% 6/26/30	150,000	157,588
3.65% 12/1/23	204,000	217,864
		2,814,796
Packaging & Containers–0.06%
Amcor Flexibles North America 2.69% 5/25/31	230,000	234,580
Berry Global 1.57% 1/15/26	575,000	575,172
Packaging Corporation of America
3.00% 12/15/29	50,000	53,136
3.40% 12/15/27	70,000	76,872
4.05% 12/15/49	25,000	29,372
4.50% 11/1/23	150,000	162,057
WestRock MWV 8.20% 1/15/30	150,000	212,209
WRKCo
3.00% 9/15/24	100,000	105,869
3.75% 3/15/25	100,000	109,093
3.90% 6/1/28	50,000	56,450
4.00% 3/15/28	100,000	112,908
4.20% 6/1/32	50,000	57,825
		1,785,543
Pharmaceuticals–1.67%
AbbVie
2.30% 11/21/22	195,000	200,153
2.60% 11/21/24	760,000	801,380
2.85% 5/14/23	150,000	156,093
2.95% 11/21/26	250,000	268,737
3.20% 11/6/22	225,000	232,432
3.20% 5/14/26	200,000	216,854
3.20% 11/21/29	525,000	570,173
3.25% 10/1/22	250,000	257,039
3.60% 5/14/25	600,000	654,718
3.80% 3/15/25	500,000	546,923
4.05% 11/21/39	250,000	290,356
4.25% 11/21/49	525,000	629,220
4.30% 5/14/36	150,000	177,963
4.40% 11/6/42	300,000	364,278
4.45% 5/14/46	200,000	241,524
4.50% 5/14/35	600,000	722,698
4.55% 3/15/35	250,000	303,428
4.63% 10/1/42	125,000	154,155
4.70% 5/14/45	665,000	828,088
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
AbbVie (continued)
4.85% 6/15/44	750,000	$ 953,689
AmerisourceBergen
0.74% 3/15/23	105,000	105,190
2.70% 3/15/31	200,000	205,139
2.80% 5/15/30	50,000	52,112
3.40% 5/15/24	250,000	267,236
3.45% 12/15/27	100,000	109,131
4.30% 12/15/47	100,000	116,554
AstraZeneca
0.70% 4/8/26	200,000	194,726
1.38% 8/6/30	200,000	189,254
2.13% 8/6/50	95,000	82,968
3.00% 5/28/51	30,000	30,929
3.13% 6/12/27	150,000	162,935
3.38% 11/16/25	150,000	164,129
3.50% 8/17/23	100,000	106,214
4.00% 1/17/29	105,000	120,675
4.00% 9/18/42	150,000	178,548
4.38% 11/16/45	95,000	117,971
4.38% 8/17/48	125,000	156,347
6.45% 9/15/37	250,000	373,713
Astrazeneca Finance
0.70% 5/28/24	160,000	159,689
1.20% 5/28/26	65,000	64,778
2.25% 5/28/31	55,000	55,789
Becton Dickinson and Co
1.96% 2/11/31	165,000	160,989
3.36% 6/6/24	150,000	160,708
3.70% 6/6/27	196,000	217,791
3.73% 12/15/24	350,000	381,132
3.79% 5/20/50	200,000	223,626
4.67% 6/6/47	125,000	155,725
Bristol-Myers Squibb
0.54% 11/13/23	100,000	100,120
0.75% 11/13/25	150,000	148,696
1.13% 11/13/27	150,000	147,739
1.45% 11/13/30	90,000	86,901
2.00% 8/1/22	100,000	101,941
2.35% 11/13/40	65,000	62,598
2.55% 11/13/50	90,000	86,060
2.75% 2/15/23	200,000	207,465
2.90% 7/26/24	396,000	422,448
3.20% 6/15/26	120,000	131,725
3.25% 8/15/22	250,000	258,549
3.25% 2/20/23	144,000	150,431
3.25% 8/1/42	100,000	107,066
3.40% 7/26/29	700,000	784,482
3.45% 11/15/27	200,000	223,076
3.88% 8/15/25	95,000	105,763
3.90% 2/20/28	250,000	285,884
4.13% 6/15/39	585,000	705,976
4.25% 10/26/49	210,000	264,982
4.35% 11/15/47	200,000	252,663

LVIP SSGA Bond Index Fund–47

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Bristol-Myers Squibb (continued)
4.50% 3/1/44	100,000	$ 128,102
4.55% 2/20/48	250,000	326,114
5.00% 8/15/45	84,000	114,809
Cardinal Health
3.08% 6/15/24	100,000	106,067
3.20% 3/15/23	100,000	104,424
3.41% 6/15/27	250,000	273,246
3.75% 9/15/25	100,000	109,986
4.37% 6/15/47	100,000	111,976
4.90% 9/15/45	100,000	119,496
Cigna
0.61% 3/15/24	80,000	79,959
1.25% 3/15/26	135,000	135,395
2.38% 3/15/31	120,000	121,682
2.40% 3/15/30	150,000	153,026
3.05% 10/15/27	395,000	426,551
3.20% 3/15/40	105,000	108,983
3.25% 4/15/25	400,000	431,236
3.40% 3/15/50	85,000	88,457
3.40% 3/15/51	80,000	83,524
3.75% 7/15/23	99,000	105,427
3.88% 10/15/47	400,000	446,773
4.13% 11/15/25	790,000	885,305
4.38% 10/15/28	200,000	232,606
4.80% 8/15/38	145,000	180,587
4.90% 12/15/48	145,000	186,737
6.13% 11/15/41	300,000	428,909
CVS Health
1.30% 8/21/27	415,000	407,076
1.75% 8/21/30	250,000	240,965
1.88% 2/28/31	160,000	155,193
2.63% 8/15/24	65,000	68,592
2.70% 8/21/40	85,000	82,392
2.75% 12/1/22	200,000	205,512
2.88% 6/1/26	250,000	268,509
3.00% 8/15/26	65,000	70,108
3.25% 8/15/29	85,000	92,229
3.50% 7/20/22	200,000	205,586
3.63% 4/1/27	400,000	443,262
3.70% 3/9/23	69,000	72,666
3.75% 4/1/30	800,000	895,256
3.88% 7/20/25	400,000	441,638
4.13% 4/1/40	300,000	348,012
4.30% 3/25/28	830,000	953,593
4.78% 3/25/38	810,000	996,499
4.88% 7/20/35	225,000	274,014
5.05% 3/25/48	585,000	759,842
5.13% 7/20/45	215,000	279,640
Eli Lilly & Co.
2.25% 5/15/50	250,000	226,700
2.50% 9/15/60	250,000	226,977
3.38% 3/15/29	160,000	179,739
3.95% 3/15/49	250,000	303,033
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Eli Lilly & Co. (continued)
4.15% 3/15/59	250,000	$ 318,095
GlaxoSmithKline Capital
0.53% 10/1/23	125,000	125,451
3.00% 6/1/24	140,000	149,164
3.38% 6/1/29	165,000	183,269
3.63% 5/15/25	510,000	563,144
5.38% 4/15/34	100,000	134,713
6.38% 5/15/38	450,000	673,762
Johnson & Johnson
0.55% 9/1/25	250,000	247,642
0.95% 9/1/27	155,000	152,102
2.05% 3/1/23	150,000	153,829
2.10% 9/1/40	735,000	697,808
2.45% 3/1/26	150,000	159,880
2.45% 9/1/60	165,000	155,776
2.63% 1/15/25	150,000	159,331
2.90% 1/15/28	550,000	600,983
2.95% 3/3/27	200,000	218,575
3.40% 1/15/38	150,000	170,110
3.50% 1/15/48	95,000	110,656
3.55% 3/1/36	70,000	81,471
3.70% 3/1/46	80,000	95,149
3.75% 3/3/47	200,000	240,519
4.38% 12/5/33	183,000	228,978
4.85% 5/15/41	100,000	133,279
5.85% 7/15/38	100,000	146,218
McKesson
0.90% 12/3/25	145,000	142,871
2.70% 12/15/22	100,000	102,655
3.80% 3/15/24	200,000	215,094
4.75% 5/30/29	200,000	237,016
Mead Johnson Nutrition
4.13% 11/15/25	95,000	106,876
5.90% 11/1/39	50,000	71,689
Merck & Co.
0.75% 2/24/26	515,000	512,041
1.45% 6/24/30	105,000	102,181
2.35% 6/24/40	145,000	140,085
2.40% 9/15/22	150,000	153,040
2.45% 6/24/50	100,000	94,338
2.75% 2/10/25	400,000	426,201
2.80% 5/18/23	250,000	261,714
2.90% 3/7/24	90,000	95,610
3.40% 3/7/29	200,000	224,135
3.60% 9/15/42	100,000	114,318
3.90% 3/7/39	200,000	237,381
4.00% 3/7/49	135,000	165,169
4.15% 5/18/43	242,000	296,690
Mylan
3.95% 6/15/26	250,000	275,384
4.55% 4/15/28	150,000	172,261
5.20% 4/15/48	150,000	184,583
5.25% 6/15/46	160,000	194,862

LVIP SSGA Bond Index Fund–48

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Mylan (continued)
5.40% 11/29/43	133,000	$ 164,149
Novartis Capital
1.75% 2/14/25	150,000	154,553
2.00% 2/14/27	150,000	155,873
2.20% 8/14/30	150,000	154,901
2.75% 8/14/50	100,000	100,551
3.00% 11/20/25	250,000	271,136
3.10% 5/17/27	125,000	136,680
3.40% 5/6/24	250,000	269,519
3.70% 9/21/42	150,000	174,247
4.40% 5/6/44	250,000	320,756
Perrigo Finance Unlimited
3.15% 6/15/30	200,000	204,360
4.38% 3/15/26	200,000	220,094
Pfizer
0.80% 5/28/25	125,000	125,366
1.70% 5/28/30	125,000	124,559
2.55% 5/28/40	700,000	703,943
2.70% 5/28/50	115,000	114,409
2.75% 6/3/26	150,000	162,339
2.95% 3/15/24	150,000	159,489
3.00% 6/15/23	200,000	210,181
3.20% 9/15/23	150,000	158,521
3.45% 3/15/29	250,000	281,183
3.60% 9/15/28	250,000	283,660
3.90% 3/15/39	50,000	59,825
4.00% 12/15/36	100,000	120,954
4.00% 3/15/49	200,000	245,559
4.10% 9/15/38	150,000	182,733
4.20% 9/15/48	100,000	125,492
7.20% 3/15/39	300,000	491,710
Sanofi
3.38% 6/19/23	150,000	158,623
3.63% 6/19/28	150,000	170,980
Shire Acquisitions Investments Ireland
2.88% 9/23/23	300,000	313,944
3.20% 9/23/26	300,000	325,661
Takeda Pharmaceutical
2.05% 3/31/30	600,000	595,249
3.03% 7/9/40	200,000	201,887
3.18% 7/9/50	200,000	202,128
3.38% 7/9/60	200,000	205,259
5.00% 11/26/28	200,000	240,819
Upjohn
1.65% 6/22/25	180,000	182,065
2.70% 6/22/30	95,000	96,062
4.00% 6/22/50	95,000	100,465
Wyeth
5.95% 4/1/37	350,000	502,640
6.00% 2/15/36	100,000	143,294
6.50% 2/1/34	100,000	145,661
Zoetis
3.00% 9/12/27	100,000	107,715
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Zoetis (continued)
3.00% 5/15/50	145,000	$ 149,593
3.25% 2/1/23	163,000	169,283
3.90% 8/20/28	50,000	56,848
3.95% 9/12/47	100,000	118,244
4.45% 8/20/48	50,000	63,669
4.50% 11/13/25	200,000	226,642
4.70% 2/1/43	150,000	192,839
		52,177,284
Pipelines–0.95%
Boardwalk Pipelines
3.38% 2/1/23	100,000	103,206
3.40% 2/15/31	45,000	47,765
4.45% 7/15/27	70,000	78,974
4.95% 12/15/24	50,000	55,888
5.95% 6/1/26	50,000	59,277
Cheniere Corpus Christi Holdings
3.70% 11/15/29	230,000	251,225
5.13% 6/30/27	500,000	581,393
Columbia Pipeline Group
4.50% 6/1/25	250,000	280,623
5.80% 6/1/45	100,000	134,980
Enable Midstream Partners
3.90% 5/15/24	200,000	212,571
4.40% 3/15/27	100,000	110,248
5.00% 5/15/44	70,000	76,272
Enbridge
2.90% 7/15/22	200,000	204,800
3.50% 6/10/24	100,000	107,421
3.70% 7/15/27	200,000	220,589
4.00% 10/1/23	150,000	160,095
4.25% 12/1/26	100,000	112,640
4.50% 6/10/44	100,000	117,987
5.50% 12/1/46	100,000	133,906
Enbridge Energy Partners 7.50% 4/15/38	300,000	444,960
Energy Transfer LP 6.00% 6/15/48	100,000	126,401
Energy Transfer Operating
2.90% 5/15/25	95,000	99,986
3.60% 2/1/23	100,000	103,765
3.75% 5/15/30	105,000	114,060
4.05% 3/15/25	100,000	108,428
4.20% 9/15/23	50,000	53,480
4.20% 4/15/27	150,000	165,662
4.75% 1/15/26	400,000	450,324
4.95% 6/15/28	75,000	86,653
5.00% 5/15/50	315,000	364,081
5.15% 3/15/45	150,000	173,485
5.25% 4/15/29	500,000	590,585
5.30% 4/15/47	150,000	175,501
5.80% 6/15/38	100,000	124,318
5.95% 10/1/43	125,000	155,946

LVIP SSGA Bond Index Fund–49

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Energy Transfer Operating (continued)
6.50% 2/1/42	150,000	$ 194,749
7.50% 7/1/38	200,000	281,651
Enterprise Products Operating
2.80% 1/31/30	105,000	110,924
3.13% 7/31/29	150,000	161,841
3.20% 2/15/52	350,000	347,214
3.35% 3/15/23	350,000	364,247
3.70% 2/15/26	150,000	165,934
3.75% 2/15/25	340,000	370,862
3.90% 2/15/24	200,000	215,110
3.95% 2/15/27	245,000	273,708
4.15% 10/16/28	100,000	114,937
4.20% 1/31/50	100,000	115,340
4.25% 2/15/48	90,000	103,034
4.45% 2/15/43	125,000	147,818
4.80% 2/1/49	100,000	123,070
4.85% 8/15/42	200,000	244,696
4.85% 3/15/44	125,000	152,655
4.90% 5/15/46	100,000	123,476
5.70% 2/15/42	150,000	201,038
5.95% 2/1/41	100,000	137,872
6.13% 10/15/39	50,000	70,275
7.55% 4/15/38	100,000	153,601
Kinder Morgan
2.00% 2/15/31	140,000	134,582
3.15% 1/15/23	250,000	260,138
3.25% 8/1/50	145,000	140,221
3.60% 2/15/51	200,000	203,564
4.30% 6/1/25	200,000	222,679
4.30% 3/1/28	200,000	228,289
5.20% 3/1/48	150,000	188,691
5.55% 6/1/45	200,000	258,924
Kinder Morgan Energy Partners
3.50% 9/1/23	200,000	211,014
3.95% 9/1/22	100,000	103,194
5.00% 3/1/43	250,000	301,468
5.80% 3/15/35	150,000	192,676
6.50% 9/1/39	100,000	139,407
6.55% 9/15/40	200,000	281,140
7.75% 3/15/32	200,000	286,776
Magellan Midstream Partners
3.95% 3/1/50	155,000	168,176
4.20% 10/3/47	100,000	110,984
4.25% 9/15/46	180,000	203,189
5.00% 3/1/26	100,000	114,877
MPLX
1.75% 3/1/26	70,000	70,755
2.65% 8/15/30	390,000	393,624
3.38% 3/15/23	275,000	287,511
3.50% 12/1/22	40,000	41,546
4.00% 3/15/28	175,000	195,502
4.13% 3/1/27	165,000	184,370
4.25% 12/1/27	50,000	56,659
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
MPLX (continued)
4.50% 4/15/38	290,000	$ 332,762
4.70% 4/15/48	115,000	133,596
4.88% 12/1/24	500,000	559,527
4.90% 4/15/58	50,000	59,822
5.20% 3/1/47	165,000	203,150
5.20% 12/1/47	90,000	109,758
ONEOK
2.20% 9/15/25	100,000	102,769
2.75% 9/1/24	150,000	157,912
3.10% 3/15/30	100,000	104,550
3.40% 9/1/29	150,000	159,670
4.00% 7/13/27	85,000	93,968
4.45% 9/1/49	60,000	66,314
4.50% 3/15/50	100,000	111,298
4.55% 7/15/28	150,000	171,140
4.95% 7/13/47	100,000	117,359
5.20% 7/15/48	75,000	91,903
ONEOK Partners
3.38% 10/1/22	150,000	154,104
4.90% 3/15/25	100,000	111,884
6.13% 2/1/41	100,000	128,880
6.20% 9/15/43	178,000	233,531
6.65% 10/1/36	100,000	134,735
Phillips 66 Partners
2.45% 12/15/24	100,000	104,291
3.15% 12/15/29	100,000	105,031
3.55% 10/1/26	100,000	108,654
3.75% 3/1/28	50,000	54,709
4.68% 2/15/45	40,000	45,702
4.90% 10/1/46	100,000	119,184
Plains All American Pipeline
4.30% 1/31/43	100,000	101,020
4.50% 12/15/26	100,000	112,195
4.65% 10/15/25	200,000	223,757
4.70% 6/15/44	600,000	635,641
5.15% 6/1/42	200,000	224,175
6.65% 1/15/37	125,000	163,683
Sabine Pass Liquefaction
4.20% 3/15/28	70,000	79,053
4.50% 5/15/30	255,000	294,283
5.63% 3/1/25	545,000	622,901
5.75% 5/15/24	545,000	611,591
Spectra Energy Partners
3.38% 10/15/26	145,000	157,617
4.50% 3/15/45	50,000	58,569
Sunoco Logistics Partners Operations
3.45% 1/15/23	200,000	206,845
3.90% 7/15/26	100,000	109,191
4.00% 10/1/27	245,000	269,542
5.30% 4/1/44	200,000	230,605
5.40% 10/1/47	245,000	290,263
5.95% 12/1/25	100,000	117,079
TC PipeLines 4.38% 3/13/25	150,000	165,139

LVIP SSGA Bond Index Fund–50

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Tennessee Gas Pipeline 7.63% 4/1/37	150,000	$ 215,646
TransCanada PipeLines
2.50% 8/1/22	150,000	153,412
3.75% 10/16/23	150,000	159,647
4.25% 5/15/28	150,000	172,295
4.63% 3/1/34	200,000	237,235
4.75% 5/15/38	150,000	180,356
4.88% 1/15/26	100,000	114,843
4.88% 5/15/48	150,000	189,583
5.10% 3/15/49	150,000	196,712
6.10% 6/1/40	100,000	137,230
7.25% 8/15/38	100,000	150,418
7.63% 1/15/39	250,000	387,166
Transcontinental Gas Pipe Line
3.25% 5/15/30	100,000	108,194
3.95% 5/15/50	200,000	223,479
4.00% 3/15/28	100,000	113,143
4.45% 8/1/42	100,000	119,879
4.60% 3/15/48	100,000	121,846
Valero Energy Partners
4.38% 12/15/26	85,000	96,259
4.50% 3/15/28	100,000	113,756
Williams
2.60% 3/15/31	135,000	136,711
3.50% 11/15/30	650,000	709,433
3.70% 1/15/23	65,000	67,687
3.75% 6/15/27	250,000	277,740
4.30% 3/4/24	195,000	211,811
4.55% 6/24/24	245,000	269,919
4.85% 3/1/48	70,000	85,074
5.75% 6/24/44	95,000	124,605
6.30% 4/15/40	470,000	644,229
		29,809,163
Private Equity–0.01%
Brookfield Asset Management 4.00% 1/15/25	150,000	164,036
		164,036
Real Estate–0.02%
American Homes 4 Rent 2.38% 7/15/31	80,000	78,810
CBRE Services 4.88% 3/1/26	300,000	346,864
Healthpeak Properties 1.35% 2/1/27	200,000	199,754
		625,428
Real Estate Investment Trusts–1.02%
Alexandria Real Estate Equities
2.00% 5/18/32	125,000	121,767
2.75% 12/15/29	100,000	104,204
3.00% 5/18/51	250,000	244,569
3.38% 8/15/31	60,000	65,945
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Alexandria Real Estate Equities (continued)
3.45% 4/30/25	100,000	$ 109,003
3.95% 1/15/27	25,000	27,853
3.95% 1/15/28	100,000	112,930
4.00% 2/1/50	100,000	114,593
4.30% 1/15/26	250,000	280,049
4.50% 7/30/29	110,000	129,105
American Campus Communities Operating Partnership
2.85% 2/1/30	70,000	72,036
3.63% 11/15/27	55,000	59,844
3.88% 1/30/31	35,000	38,843
4.13% 7/1/24	100,000	108,853
American Tower
0.60% 1/15/24	40,000	39,947
1.30% 9/15/25	25,000	25,056
1.50% 1/31/28	50,000	48,619
1.60% 4/15/26	100,000	101,056
1.88% 10/15/30	250,000	241,165
2.10% 6/15/30	25,000	24,585
2.70% 4/15/31	100,000	103,131
2.95% 1/15/25	100,000	106,338
2.95% 1/15/51	50,000	47,737
3.00% 6/15/23	100,000	104,800
3.10% 6/15/50	300,000	293,095
3.13% 1/15/27	200,000	214,565
3.38% 10/15/26	200,000	217,868
3.50% 1/31/23	250,000	261,903
3.60% 1/15/28	100,000	109,989
3.80% 8/15/29	265,000	295,268
4.00% 6/1/25	100,000	110,170
5.00% 2/15/24	100,000	110,904
AvalonBay Communities
2.45% 1/15/31	105,000	107,696
2.90% 10/15/26	50,000	53,631
3.20% 1/15/28	85,000	92,213
3.30% 6/1/29	60,000	65,441
3.45% 6/1/25	100,000	109,364
3.50% 11/15/24	200,000	216,531
3.50% 11/15/25	50,000	54,778
3.90% 10/15/46	50,000	58,290
4.15% 7/1/47	50,000	60,576
Boston Properties
2.55% 4/1/32	400,000	402,479
2.75% 10/1/26	300,000	320,377
3.20% 1/15/25	100,000	107,131
3.40% 6/21/29	150,000	162,807
3.65% 2/1/26	100,000	110,189
3.85% 2/1/23	125,000	130,525
4.50% 12/1/28	70,000	81,585
Brandywine Operating Partnership
3.95% 2/15/23	50,000	52,126
3.95% 11/15/27	50,000	54,336
Brixmor Operating Partnership
3.25% 9/15/23	150,000	157,577

LVIP SSGA Bond Index Fund–51

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Brixmor Operating Partnership (continued)
3.85% 2/1/25	70,000	$ 76,140
3.90% 3/15/27	100,000	109,722
4.05% 7/1/30	300,000	335,657
4.13% 6/15/26	50,000	55,645
Camden Property Trust
3.15% 7/1/29	125,000	135,806
3.35% 11/1/49	40,000	43,607
CC Holdings 3.85% 4/15/23	150,000	158,786
Columbia Property Trust Operating Partnership 3.65% 8/15/26	100,000	105,313
Corporate Office Properties
2.25% 3/15/26	90,000	92,466
2.75% 4/15/31	100,000	100,755
Crown Castle International
1.05% 7/15/26	200,000	195,329
2.10% 4/1/31	200,000	194,905
2.25% 1/15/31	40,000	39,481
2.90% 4/1/41	200,000	194,545
3.15% 7/15/23	110,000	115,481
3.20% 9/1/24	105,000	112,143
3.25% 1/15/51	150,000	149,112
3.65% 9/1/27	140,000	154,363
3.70% 6/15/26	365,000	401,376
3.80% 2/15/28	150,000	166,662
4.00% 3/1/27	40,000	44,763
4.45% 2/15/26	365,000	412,421
4.75% 5/15/47	25,000	30,502
5.20% 2/15/49	100,000	130,141
CubeSmart
2.00% 2/15/31	160,000	155,466
3.00% 2/15/30	100,000	104,760
3.13% 9/1/26	50,000	53,435
4.38% 12/15/23	65,000	70,212
4.38% 2/15/29	30,000	34,309
CyrusOne
2.15% 11/1/30	250,000	237,179
2.90% 11/15/24	75,000	79,202
3.45% 11/15/29	85,000	90,280
Digital Realty Trust
3.60% 7/1/29	65,000	72,209
3.70% 8/15/27	100,000	111,929
4.75% 10/1/25	100,000	113,673
Duke Realty
1.75% 7/1/30	100,000	95,891
3.75% 12/1/24	250,000	271,590
Equinix
1.00% 9/15/25	250,000	248,221
1.25% 7/15/25	55,000	55,132
1.55% 3/15/28	125,000	122,738
2.15% 7/15/30	55,000	54,649
2.63% 11/18/24	125,000	131,523
2.90% 11/18/26	90,000	96,272
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Equinix (continued)
2.95% 9/15/51	250,000	$ 238,144
3.00% 7/15/50	45,000	43,207
3.20% 11/18/29	90,000	96,534
ERP Operating
2.50% 2/15/30	100,000	103,452
2.85% 11/1/26	140,000	149,532
3.00% 7/1/29	100,000	107,621
3.38% 6/1/25	100,000	108,123
4.15% 12/1/28	100,000	114,803
4.50% 7/1/44	150,000	188,690
4.50% 6/1/45	50,000	62,426
Essex Portfolio
1.65% 1/15/31	250,000	234,146
1.70% 3/1/28	210,000	206,210
3.00% 1/15/30	100,000	105,195
3.25% 5/1/23	100,000	104,325
3.38% 4/15/26	50,000	54,199
3.63% 5/1/27	200,000	220,788
4.00% 3/1/29	100,000	112,830
Federal Realty Investment Trust
1.25% 2/15/26	50,000	49,636
3.25% 7/15/27	100,000	107,707
3.95% 1/15/24	100,000	107,237
4.50% 12/1/44	100,000	118,140
GLP Capital
3.35% 9/1/24	85,000	90,042
4.00% 1/15/30	95,000	101,964
4.00% 1/15/31	50,000	53,874
5.25% 6/1/25	75,000	84,424
5.38% 11/1/23	75,000	81,498
5.38% 4/15/26	145,000	166,896
5.75% 6/1/28	75,000	89,239
Healthcare Realty Trust
2.05% 3/15/31	155,000	149,831
2.40% 3/15/30	100,000	100,509
Healthcare Trust of America Holdings
2.00% 3/15/31	110,000	106,230
3.10% 2/15/30	50,000	53,104
3.50% 8/1/26	95,000	104,351
3.75% 7/1/27	50,000	55,561
Healthpeak Properties 3.00% 1/15/30	150,000	158,937
Highwoods Realty
2.60% 2/1/31	65,000	65,311
3.88% 3/1/27	60,000	65,836
4.20% 4/15/29	100,000	112,299
Host Hotels & Resorts
3.38% 12/15/29	150,000	157,219
3.50% 9/15/30	70,000	73,456
Hudson Pacific Properties
3.95% 11/1/27	25,000	27,382
4.65% 4/1/29	100,000	114,991

LVIP SSGA Bond Index Fund–52

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Kilroy Realty
2.50% 11/15/32	50,000	$ 49,254
3.05% 2/15/30	100,000	104,155
3.45% 12/15/24	100,000	106,660
4.25% 8/15/29	150,000	169,020
Kimco Realty
2.70% 3/1/24	100,000	104,512
2.80% 10/1/26	100,000	106,288
3.30% 2/1/25	120,000	129,390
3.40% 11/1/22	50,000	51,711
3.80% 4/1/27	100,000	110,792
4.13% 12/1/46	100,000	113,348
4.45% 9/1/47	100,000	119,837
Kite Realty Group 4.00% 10/1/26	50,000	53,906
Life Storage
2.20% 10/15/30	235,000	232,085
3.50% 7/1/26	100,000	109,391
4.00% 6/15/29	100,000	112,006
Mid-America Apartments
1.70% 2/15/31	50,000	47,492
3.75% 6/15/24	100,000	108,089
3.95% 3/15/29	100,000	113,369
4.00% 11/15/25	50,000	55,508
4.20% 6/15/28	100,000	114,559
4.30% 10/15/23	50,000	53,684
National Health Investors 3.00% 2/1/31	25,000	24,181
National Retail Properties
2.50% 4/15/30	150,000	152,461
3.10% 4/15/50	150,000	145,500
3.50% 4/15/51	90,000	94,190
3.60% 12/15/26	100,000	109,166
4.00% 11/15/25	65,000	71,807
Office Properties Income Trust
4.25% 5/15/24	250,000	265,777
4.50% 2/1/25	250,000	271,467
Omega Healthcare Investors
3.25% 4/15/33	150,000	149,681
3.38% 2/1/31	50,000	51,364
3.63% 10/1/29	100,000	107,110
4.38% 8/1/23	11,000	11,710
4.50% 4/1/27	200,000	223,615
4.95% 4/1/24	57,000	62,008
5.25% 1/15/26	100,000	114,044
Physicians Realty
3.95% 1/15/28	100,000	109,771
4.30% 3/15/27	50,000	56,348
Piedmont Operating Partnership 3.15% 8/15/30	200,000	203,003
Prologis
1.25% 10/15/30	115,000	108,203
1.63% 3/15/31	200,000	192,726
2.13% 4/15/27	50,000	52,114
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Prologis (continued)
2.13% 10/15/50	85,000	$ 72,550
2.25% 4/15/30	95,000	97,033
3.00% 4/15/50	50,000	50,915
3.88% 9/15/28	65,000	74,404
4.38% 2/1/29	125,000	147,189
4.38% 9/15/48	50,000	62,228
Public Storage
0.88% 2/15/26	125,000	123,947
2.37% 9/15/22	50,000	51,127
3.09% 9/15/27	60,000	65,710
3.39% 5/1/29	65,000	72,055
Realty Income
0.75% 3/15/26	195,000	191,002
1.80% 3/15/33	125,000	118,839
3.88% 7/15/24	65,000	70,573
Realtyome
3.25% 6/15/29	250,000	270,947
3.65% 1/15/28	100,000	111,332
4.65% 8/1/23	100,000	107,513
4.65% 3/15/47	100,000	128,760
Regency Centers
3.60% 2/1/27	160,000	177,248
3.70% 6/15/30	105,000	116,151
4.13% 3/15/28	100,000	112,366
4.40% 2/1/47	165,000	191,709
Retail Properties of America 4.75% 9/15/30	250,000	276,946
Sabra Health Care
3.90% 10/15/29	100,000	105,681
4.80% 6/1/24	50,000	54,647
Simon Property Group
1.75% 2/1/28	250,000	248,663
2.00% 9/13/24	100,000	103,577
2.20% 2/1/31	250,000	246,584
2.45% 9/13/29	150,000	154,335
2.65% 7/15/30	200,000	207,149
3.25% 11/30/26	100,000	109,249
3.25% 9/13/49	100,000	100,904
3.38% 10/1/24	100,000	107,588
3.38% 6/15/27	200,000	217,411
4.25% 11/30/46	100,000	115,212
6.75% 2/1/40	300,000	447,246
SITE Centers
4.25% 2/1/26	100,000	108,283
4.70% 6/1/27	100,000	110,738
SL Green Operating Partnership 3.25% 10/15/22	60,000	61,757
SL Green Realty 4.50% 12/1/22	100,000	104,136
Spirit Realty
2.10% 3/15/28	100,000	99,586
2.70% 2/15/32	125,000	123,907
3.20% 1/15/27	100,000	106,347

LVIP SSGA Bond Index Fund–53

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Spirit Realty (continued)
3.40% 1/15/30	100,000	$ 106,585
4.00% 7/15/29	45,000	49,949
STORE Capital
2.75% 11/18/30	50,000	50,331
4.50% 3/15/28	50,000	56,485
4.63% 3/15/29	100,000	113,739
Tanger Properties
3.13% 9/1/26	50,000	52,319
3.88% 7/15/27	100,000	107,779
UDR
1.90% 3/15/33	50,000	46,697
2.10% 8/1/32	25,000	24,002
2.10% 6/15/33	200,000	190,443
2.95% 9/1/26	50,000	53,408
3.20% 1/15/30	200,000	216,189
3.50% 1/15/28	100,000	109,265
Ventas Realty
3.00% 1/15/30	100,000	104,516
3.13% 6/15/23	30,000	31,231
3.75% 5/1/24	150,000	160,929
3.85% 4/1/27	100,000	111,766
4.00% 3/1/28	100,000	112,158
4.13% 1/15/26	156,000	174,318
4.40% 1/15/29	150,000	172,073
4.88% 4/15/49	50,000	61,695
VEREIT Operating Partnership
2.20% 6/15/28	65,000	65,951
2.85% 12/15/32	95,000	99,239
3.10% 12/15/29	100,000	106,750
3.95% 8/15/27	80,000	90,112
4.60% 2/6/24	75,000	81,720
4.88% 6/1/26	95,000	109,475
Vornado Realty 3.50% 1/15/25	100,000	106,459
Washington Real Estate Investment Trust 3.95% 10/15/22	100,000	103,261
Welltower
2.70% 2/15/27	50,000	53,059
2.75% 1/15/31	105,000	108,201
2.80% 6/1/31	200,000	206,657
3.10% 1/15/30	55,000	58,573
3.63% 3/15/24	80,000	85,774
4.25% 4/1/26	200,000	225,564
4.25% 4/15/28	50,000	57,316
4.95% 9/1/48	50,000	64,033
6.50% 3/15/41	250,000	353,780
Weyerhaeuser 7.38% 3/15/32	250,000	360,759
WP Carey
2.25% 4/1/33	50,000	47,870
2.40% 2/1/31	50,000	49,738
4.25% 10/1/26	100,000	112,329
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
WP Carey (continued)
4.60% 4/1/24	100,000	$ 109,202
		31,969,677
Retail–0.78%
Advance Auto Parts 1.75% 10/1/27	40,000	39,690
AutoNation
3.50% 11/15/24	100,000	107,650
3.80% 11/15/27	100,000	109,952
4.50% 10/1/25	45,000	49,845
AutoZone
1.65% 1/15/31	85,000	80,863
2.88% 1/15/23	100,000	103,025
3.13% 4/18/24	100,000	106,401
3.13% 4/21/26	75,000	81,574
3.75% 6/1/27	150,000	167,519
3.75% 4/18/29	100,000	111,449
Best Buy 1.95% 10/1/30	250,000	242,486
Costco Wholesale
1.38% 6/20/27	500,000	503,087
3.00% 5/18/27	250,000	274,385
Darden Restaurants 4.55% 2/15/48	35,000	41,075
Dollar General
3.25% 4/15/23	200,000	208,705
3.88% 4/15/27	100,000	112,114
4.13% 5/1/28	70,000	80,163
4.15% 11/1/25	75,000	83,939
Dollar Tree
3.70% 5/15/23	155,000	163,784
4.20% 5/15/28	165,000	188,226
Genuine Parts 1.88% 11/1/30	55,000	53,117
Home Depot
0.90% 3/15/28	80,000	77,996
1.38% 3/15/31	250,000	239,396
2.13% 9/15/26	155,000	163,150
2.38% 3/15/51	250,000	231,229
2.70% 4/1/23	150,000	155,487
2.70% 4/15/30	800,000	855,346
2.80% 9/14/27	200,000	216,252
3.00% 4/1/26	125,000	136,274
3.13% 12/15/49	250,000	264,856
3.35% 9/15/25	265,000	290,040
3.35% 4/15/50	400,000	442,217
3.50% 9/15/56	135,000	151,147
3.75% 2/15/24	200,000	215,460
3.90% 12/6/28	60,000	69,807
3.90% 6/15/47	150,000	178,046
4.20% 4/1/43	150,000	183,887
4.25% 4/1/46	100,000	124,311
4.50% 12/6/48	200,000	260,932
4.88% 2/15/44	96,000	128,209
5.40% 9/15/40	100,000	138,961

LVIP SSGA Bond Index Fund–54

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Retail (continued)
Home Depot (continued)
5.88% 12/16/36	350,000	$ 500,013
5.95% 4/1/41	100,000	145,892
Kohl S Corporation 3.38% 5/1/31	110,000	113,879
Kohl's 5.55% 7/17/45	50,000	59,810
Lowe's Companies
1.30% 4/15/28	65,000	63,405
1.70% 10/15/30	65,000	62,311
2.63% 4/1/31	250,000	258,319
3.00% 10/15/50	850,000	838,038
3.10% 5/3/27	250,000	272,517
3.38% 9/15/25	120,000	131,513
3.50% 4/1/51	125,000	133,984
3.65% 4/5/29	170,000	190,155
3.70% 4/15/46	200,000	219,743
3.88% 9/15/23	200,000	213,440
4.05% 5/3/47	147,000	169,260
4.50% 4/15/30	400,000	473,174
McDonald's
1.45% 9/1/25	55,000	56,088
2.13% 3/1/30	65,000	65,712
3.25% 6/10/24	300,000	322,099
3.35% 4/1/23	155,000	162,611
3.38% 5/26/25	150,000	162,900
3.50% 3/1/27	150,000	165,588
3.63% 5/1/43	100,000	110,698
3.63% 9/1/49	50,000	55,407
3.70% 1/30/26	500,000	555,622
3.80% 4/1/28	200,000	226,291
4.45% 3/1/47	225,000	275,460
4.45% 9/1/48	40,000	49,775
4.60% 5/26/45	94,000	117,204
4.70% 12/9/35	270,000	334,678
4.88% 12/9/45	275,000	354,246
6.30% 3/1/38	50,000	71,629
Nordstrom 4.25% 8/1/31	80,000	83,320
O'Reilly Automotive
1.75% 3/15/31	225,000	215,891
3.55% 3/15/26	150,000	165,335
3.60% 9/1/27	100,000	111,938
3.80% 9/1/22	100,000	102,888
3.90% 6/1/29	100,000	112,914
4.35% 6/1/28	100,000	115,693
Ross Stores
0.88% 4/15/26	100,000	97,895
1.88% 4/15/31	100,000	96,825
Starbucks
2.45% 6/15/26	100,000	105,239
2.55% 11/15/30	200,000	207,230
3.10% 3/1/23	150,000	156,433
3.50% 3/1/28	150,000	167,578
3.50% 11/15/50	200,000	215,450
3.55% 8/15/29	200,000	223,482
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Retail (continued)
Starbucks (continued)
3.75% 12/1/47	70,000	$ 77,023
3.80% 8/15/25	150,000	165,969
3.85% 10/1/23	100,000	106,721
4.00% 11/15/28	150,000	172,578
4.30% 6/15/45	105,000	122,844
4.45% 8/15/49	200,000	248,073
4.50% 11/15/48	80,000	99,747
Target
2.35% 2/15/30	60,000	62,669
2.50% 4/15/26	100,000	107,315
3.38% 4/15/29	200,000	224,660
TJX
2.25% 9/15/26	250,000	262,916
2.50% 5/15/23	100,000	103,489
TJX Companies
1.15% 5/15/28	50,000	48,412
1.60% 5/15/31	50,000	48,081
Walgreens Boots Alliance
3.45% 6/1/26	45,000	48,972
3.80% 11/18/24	700,000	762,249
Walmart
2.35% 12/15/22	150,000	154,375
2.38% 9/24/29	45,000	47,687
2.55% 4/11/23	300,000	311,079
2.85% 7/8/24	115,000	122,727
2.95% 9/24/49	100,000	105,933
3.05% 7/8/26	85,000	93,064
3.25% 7/8/29	780,000	872,323
3.40% 6/26/23	350,000	370,789
3.55% 6/26/25	250,000	275,607
3.63% 12/15/47	70,000	81,794
3.70% 6/26/28	400,000	455,338
3.95% 6/28/38	630,000	758,818
4.05% 6/29/48	200,000	251,200
5.00% 10/25/40	1,000,000	1,357,236
		24,461,312
Savings & Loans–0.00%
People's United Financial 3.65% 12/6/22	150,000	155,228
		155,228
Semiconductors–0.56%
Analog Devices
3.13% 12/5/23	150,000	158,666
3.50% 12/5/26	150,000	166,411
3.90% 12/15/25	60,000	66,756
5.30% 12/15/45	100,000	134,295
Applied Materials
1.75% 6/1/30	30,000	29,667
3.30% 4/1/27	80,000	88,417
3.90% 10/1/25	70,000	78,313
4.35% 4/1/47	70,000	89,518

LVIP SSGA Bond Index Fund–55

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Semiconductors (continued)
Applied Materials (continued)
5.10% 10/1/35	70,000	$ 92,147
5.85% 6/15/41	350,000	515,334
Broadcom
1.95% 2/15/28	165,000	164,929
2.45% 2/15/31	400,000	393,078
2.60% 2/15/33	400,000	391,148
3.15% 11/15/25	660,000	707,375
3.42% 4/15/33	845,000	887,389
3.50% 1/15/28	400,000	438,823
3.50% 2/15/41	135,000	138,109
3.75% 2/15/51	80,000	83,513
3.88% 1/15/27	250,000	276,245
4.11% 9/15/28	633,000	712,085
4.15% 11/15/30	200,000	224,283
4.25% 4/15/26	250,000	280,259
4.30% 11/15/32	115,000	130,953
4.75% 4/15/29	500,000	581,629
Intel
2.60% 5/19/26	150,000	160,425
2.70% 12/15/22	150,000	155,258
2.88% 5/11/24	400,000	425,379
3.25% 11/15/49	565,000	601,104
3.40% 3/25/25	400,000	436,991
3.70% 7/29/25	365,000	403,473
3.73% 12/8/47	200,000	228,388
3.90% 3/25/30	500,000	579,649
4.00% 12/15/32	250,000	301,007
4.10% 5/19/46	150,000	180,607
4.75% 3/25/50	500,000	664,210
4.95% 3/25/60	300,000	423,437
KLA
3.30% 3/1/50	75,000	79,360
4.65% 11/1/24	300,000	334,897
Lam Research
1.90% 6/15/30	50,000	50,221
2.88% 6/15/50	35,000	35,224
3.13% 6/15/60	240,000	249,325
3.75% 3/15/26	100,000	111,979
4.00% 3/15/29	85,000	98,626
4.88% 3/15/49	50,000	67,428
Marvell Technology
1.65% 4/15/26	65,000	64,963
2.45% 4/15/28	65,000	66,249
2.95% 4/15/31	60,000	62,182
4.20% 6/22/23	100,000	106,311
4.88% 6/22/28	100,000	115,600
Maxim Integrated Products 3.38% 3/15/23	100,000	104,203
Micron Technology
4.19% 2/15/27	75,000	84,598
4.64% 2/6/24	30,000	32,885
4.98% 2/6/26	100,000	114,938
5.33% 2/6/29	100,000	120,787
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Semiconductors (continued)
NVIDIA
3.20% 9/16/26	200,000	$ 220,022
3.50% 4/1/50	600,000	677,338
NXP
2.70% 5/1/25	40,000	42,185
3.15% 5/1/27	65,000	69,532
3.40% 5/1/30	85,000	92,812
4.88% 3/1/24	100,000	110,080
5.35% 3/1/26	100,000	116,684
5.55% 12/1/28	65,000	79,821
QUALCOMM
2.15% 5/20/30	200,000	204,404
2.60% 1/30/23	300,000	310,813
2.90% 5/20/24	200,000	212,558
3.25% 5/20/27	200,000	220,902
3.25% 5/20/50	90,000	97,187
3.45% 5/20/25	300,000	329,452
4.65% 5/20/35	200,000	254,298
4.80% 5/20/45	200,000	265,844
Texas Instruments
2.25% 5/1/23	250,000	256,988
2.25% 9/4/29	65,000	67,701
2.63% 5/15/24	48,000	50,605
3.88% 3/15/39	55,000	66,052
4.15% 5/15/48	300,000	380,513
Xilinx
2.38% 6/1/30	100,000	101,651
2.95% 6/1/24	100,000	105,707
		17,622,195
Software–0.81%
Activision Blizzard
3.40% 9/15/26	100,000	110,018
3.40% 6/15/27	45,000	49,592
4.50% 6/15/47	60,000	74,930
Adobe
1.70% 2/1/23	40,000	40,885
1.90% 2/1/25	65,000	67,549
2.15% 2/1/27	65,000	68,040
2.30% 2/1/30	390,000	406,070
3.25% 2/1/25	95,000	102,902
Autodesk
2.85% 1/15/30	55,000	58,033
3.50% 6/15/27	100,000	110,199
4.38% 6/15/25	100,000	111,813
Broadridge Financial Solutions 2.90% 12/1/29	150,000	158,604
CA 4.70% 3/15/27	100,000	111,965
Cadence Design Systems 4.38% 10/15/24	75,000	82,478
Citrix Systems
1.25% 3/1/26	135,000	133,305
3.30% 3/1/30	500,000	526,039
4.50% 12/1/27	100,000	113,348

LVIP SSGA Bond Index Fund–56

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Software (continued)
Electronic Arts
1.85% 2/15/31	120,000	$ 115,980
2.95% 2/15/51	85,000	83,124
4.80% 3/1/26	100,000	115,237
Fidelity National Information Services
0.38% 3/1/23	60,000	59,923
0.60% 3/1/24	50,000	49,931
1.15% 3/1/26	80,000	79,372
1.65% 3/1/28	55,000	54,688
2.25% 3/1/31	150,000	149,732
3.10% 3/1/41	25,000	25,609
Fiserv
2.25% 6/1/27	500,000	518,666
2.65% 6/1/30	500,000	517,688
2.75% 7/1/24	300,000	316,495
3.20% 7/1/26	65,000	70,342
3.50% 10/1/22	150,000	154,671
3.50% 7/1/29	180,000	198,062
3.85% 6/1/25	150,000	165,023
4.40% 7/1/49	140,000	168,863
Intuit 0.95% 7/15/25	65,000	65,132
Microsoft
2.00% 8/8/23	250,000	258,119
2.38% 5/1/23	150,000	155,014
2.40% 8/8/26	850,000	905,992
2.53% 6/1/50	574,000	563,944
2.65% 11/3/22	200,000	205,711
2.68% 6/1/60	782,000	774,448
2.88% 2/6/24	515,000	544,623
2.92% 3/17/52	1,980,000	2,101,469
3.04% 3/17/62	166,000	177,081
3.13% 11/3/25	200,000	218,192
3.30% 2/6/27	500,000	556,264
3.45% 8/8/36	596,000	689,034
3.63% 12/15/23	300,000	322,077
Oracle
1.65% 3/25/26	225,000	228,074
2.30% 3/25/28	250,000	256,502
2.40% 9/15/23	150,000	155,533
2.50% 4/1/25	1,000,000	1,050,438
2.63% 2/15/23	70,000	72,347
2.88% 3/25/31	240,000	249,619
2.95% 11/15/24	150,000	159,763
2.95% 4/1/30	500,000	526,708
3.25% 11/15/27	200,000	217,640
3.60% 4/1/40	1,000,000	1,054,758
3.60% 4/1/50	1,000,000	1,026,852
3.65% 3/25/41	400,000	424,143
3.80% 11/15/37	90,000	98,698
3.85% 7/15/36	150,000	164,901
3.85% 4/1/60	700,000	743,212
3.90% 5/15/35	355,000	395,327
3.95% 3/25/51	405,000	442,053
4.00% 7/15/46	150,000	162,656
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Software (continued)
Oracle (continued)
4.00% 11/15/47	140,000	$ 152,722
4.10% 3/25/61	240,000	266,086
4.30% 7/8/34	200,000	231,855
4.50% 7/8/44	500,000	583,231
5.38% 7/15/40	400,000	518,606
6.13% 7/8/39	150,000	207,661
6.50% 4/15/38	200,000	282,337
Roper Technologies
0.45% 8/15/22	100,000	100,066
1.00% 9/15/25	210,000	208,937
1.40% 9/15/27	250,000	245,873
2.00% 6/30/30	115,000	113,246
3.65% 9/15/23	150,000	160,202
3.80% 12/15/26	55,000	61,449
3.85% 12/15/25	100,000	110,831
4.20% 9/15/28	95,000	109,248
salesforce.com
0.63% 7/15/24	110,000	110,045
1.50% 7/15/28	135,000	134,603
1.95% 7/15/31	200,000	200,027
2.70% 7/15/41	120,000	120,496
2.90% 7/15/51	200,000	201,949
3.05% 7/15/61	100,000	101,322
3.25% 4/11/23	100,000	104,909
3.70% 4/11/28	100,000	113,917
ServiceNow 1.40% 9/1/30	125,000	117,277
VMware
2.95% 8/21/22	105,000	107,720
3.90% 8/21/27	85,000	94,464
4.50% 5/15/25	500,000	558,403
		25,452,982
Telecommunications–1.41%
America Movil
2.88% 5/7/30	200,000	210,799
3.13% 7/16/22	200,000	205,464
4.38% 7/16/42	200,000	239,860
6.13% 11/15/37	150,000	207,380
6.13% 3/30/40	250,000	354,998
6.38% 3/1/35	25,000	35,807
AT&T
0.90% 3/25/24	200,000	200,436
1.65% 2/1/28	45,000	44,665
1.70% 3/25/26	200,000	202,113
2.25% 2/1/32	210,000	206,107
2.30% 6/1/27	200,000	206,861
2.55% 12/1/33	1,000,000	990,642
2.75% 6/1/31	1,400,000	1,455,284
3.10% 2/1/43	250,000	244,963
3.40% 5/15/25	300,000	326,710
3.50% 6/1/41	1,400,000	1,454,273
3.50% 9/15/53	460,000	462,148
3.50% 2/1/61	170,000	167,704

LVIP SSGA Bond Index Fund–57

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
AT&T (continued)
3.55% 9/15/55	1,400,000	$ 1,404,694
3.65% 6/1/51	400,000	415,261
3.65% 9/15/59	555,000	562,825
3.80% 2/15/27	105,000	117,084
3.80% 12/1/57	812,000	846,009
3.85% 6/1/60	185,000	194,981
4.13% 2/17/26	550,000	618,196
4.25% 3/1/27	500,000	567,214
4.30% 2/15/30	286,000	330,566
4.35% 3/1/29	370,000	428,407
4.35% 6/15/45	532,000	610,372
4.45% 4/1/24	300,000	327,584
4.50% 5/15/35	220,000	258,240
4.75% 5/15/46	665,000	807,660
4.85% 3/1/39	120,000	145,761
4.90% 6/15/42	200,000	241,316
5.25% 3/1/37	150,000	188,967
5.35% 9/1/40	338,000	435,997
Bell Canada
0.75% 3/17/24	250,000	250,564
3.65% 3/17/51	250,000	272,188
4.30% 7/29/49	55,000	66,340
4.46% 4/1/48	100,000	124,205
British Telecommunications
4.50% 12/4/23	200,000	217,773
9.63% 12/15/30	350,000	541,801
Cisco Systems
2.50% 9/20/26	300,000	321,885
2.60% 2/28/23	150,000	155,766
2.95% 2/28/26	150,000	162,936
3.50% 6/15/25	45,000	49,713
3.63% 3/4/24	100,000	108,176
5.50% 1/15/40	200,000	281,685
5.90% 2/15/39	300,000	436,793
Corning
3.90% 11/15/49	100,000	112,012
4.75% 3/15/42	250,000	312,615
5.45% 11/15/79	40,000	56,002
5.75% 8/15/40	25,000	33,981
Deutsche Telekom International Finance 8.75% 6/15/30	460,000	689,281
Juniper Networks
1.20% 12/10/25	105,000	104,894
2.00% 12/10/30	160,000	152,868
5.95% 3/15/41	100,000	132,921
Motorola Solutions
2.30% 11/15/30	85,000	83,473
2.75% 5/24/31	100,000	102,069
4.00% 9/1/24	227,000	248,269
4.60% 2/23/28	100,000	116,532
4.60% 5/23/29	100,000	116,593
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
Orange
5.38% 1/13/42	100,000	$ 134,873
9.00% 3/1/31	400,000	629,108
Rogers Communications
2.90% 11/15/26	200,000	213,542
3.00% 3/15/23	125,000	129,420
3.63% 12/15/25	65,000	71,738
3.70% 11/15/49	100,000	106,454
4.10% 10/1/23	300,000	320,699
4.30% 2/15/48	40,000	46,077
4.35% 5/1/49	155,000	182,435
4.50% 3/15/43	100,000	116,981
5.00% 3/15/44	100,000	124,922
7.50% 8/15/38	25,000	38,138
Telefonica Emisiones
4.67% 3/6/38	150,000	176,395
4.90% 3/6/48	200,000	239,486
5.21% 3/8/47	300,000	374,482
5.52% 3/1/49	200,000	260,243
7.05% 6/20/36	175,000	251,959
Telefonica Europe 8.25% 9/15/30	200,000	293,077
TELUS
2.80% 2/16/27	100,000	106,906
3.70% 9/15/27	100,000	112,107
4.30% 6/15/49	200,000	239,698
4.60% 11/16/48	100,000	124,650
T-Mobile USA
1.50% 2/15/26	200,000	201,528
2.05% 2/15/28	255,000	258,868
2.25% 11/15/31	150,000	147,971
2.55% 2/15/31	230,000	232,576
3.00% 2/15/41	155,000	153,089
3.30% 2/15/51	275,000	274,546
3.60% 11/15/60	65,000	66,177
3.88% 4/15/30	1,500,000	1,676,730
4.50% 4/15/50	800,000	952,586
Verizon Communications
0.75% 3/22/24	110,000	110,473
0.85% 11/20/25	250,000	247,263
1.45% 3/20/26	160,000	161,361
1.50% 9/18/30	300,000	286,644
1.68% 10/30/30	1,006,000	960,582
1.75% 1/20/31	250,000	239,585
2.10% 3/22/28	240,000	245,020
2.55% 3/21/31	415,000	424,182
2.63% 8/15/26	230,000	244,394
2.65% 11/20/40	250,000	240,579
2.88% 11/20/50	250,000	237,479
2.99% 10/30/56	931,000	875,175
3.00% 11/20/60	720,000	672,040
3.40% 3/22/41	195,000	206,279
3.55% 3/22/51	145,000	154,913
3.70% 3/22/61	120,000	128,527

LVIP SSGA Bond Index Fund–58

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
Verizon Communications (continued)
3.88% 2/8/29	250,000	$ 285,608
4.00% 3/22/50	500,000	574,208
4.13% 3/16/27	200,000	227,768
4.13% 8/15/46	35,000	41,333
4.27% 1/15/36	904,000	1,075,602
4.33% 9/21/28	1,387,000	1,613,830
4.40% 11/1/34	600,000	714,724
4.50% 8/10/33	1,170,000	1,398,113
4.52% 9/15/48	574,000	710,074
4.81% 3/15/39	300,000	380,003
Vodafone Group
4.13% 5/30/25	75,000	83,713
4.25% 9/17/50	85,000	99,280
4.38% 5/30/28	175,000	203,572
4.38% 2/19/43	150,000	174,917
4.88% 6/19/49	200,000	252,251
5.00% 5/30/38	95,000	119,572
5.25% 5/30/48	700,000	922,366
6.15% 2/27/37	400,000	553,503
7.88% 2/15/30	100,000	142,808
		44,233,885
Textiles–0.01%
Mohawk Industries 3.63% 5/15/30	150,000	163,915
		163,915
Toys Games Hobbies–0.02%
Hasbro
3.50% 9/15/27	60,000	65,279
3.90% 11/19/29	400,000	444,752
5.10% 5/15/44	65,000	79,454
6.35% 3/15/40	65,000	90,621
		680,106
Transportation–0.56%
Burlington Northern Santa Fe
3.00% 4/1/25	250,000	269,173
3.05% 2/15/51	600,000	624,527
3.25% 6/15/27	100,000	110,271
3.30% 9/15/51	200,000	218,408
3.65% 9/1/25	100,000	110,171
3.85% 9/1/23	100,000	106,687
3.90% 8/1/46	105,000	123,321
4.13% 6/15/47	100,000	121,034
4.15% 4/1/45	114,000	138,241
4.15% 12/15/48	40,000	49,016
4.40% 3/15/42	100,000	123,697
4.45% 3/15/43	100,000	125,804
4.70% 9/1/45	100,000	130,140
4.95% 9/15/41	100,000	130,603
5.05% 3/1/41	100,000	132,866
5.15% 9/1/43	150,000	205,647
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Transportation (continued)
Burlington Northern Santa Fe (continued)
5.75% 5/1/40	200,000	$ 284,176
6.15% 5/1/37	100,000	144,535
Canadian National Railway
2.45% 5/1/50	65,000	58,438
2.75% 3/1/26	50,000	53,613
2.95% 11/21/24	100,000	106,461
3.20% 8/2/46	100,000	103,599
3.65% 2/3/48	100,000	110,618
6.20% 6/1/36	100,000	140,679
6.25% 8/1/34	100,000	141,190
Canadian Pacific Railway
2.05% 3/5/30	35,000	34,835
2.90% 2/1/25	150,000	159,204
4.45% 3/15/23	100,000	105,634
4.80% 9/15/35	65,000	80,101
4.80% 8/1/45	100,000	129,244
6.13% 9/15/15	65,000	100,426
7.13% 10/15/31	150,000	212,457
CH Robinson Worldwide 4.20% 4/15/28	100,000	114,191
CSX
2.40% 2/15/30	50,000	51,399
3.25% 6/1/27	100,000	109,683
3.35% 11/1/25	250,000	272,909
3.35% 9/15/49	65,000	68,924
3.80% 3/1/28	100,000	112,603
3.80% 11/1/46	150,000	171,573
3.95% 5/1/50	90,000	106,339
4.10% 3/15/44	100,000	117,417
4.25% 3/15/29	150,000	174,370
4.25% 11/1/66	100,000	123,319
4.30% 3/1/48	100,000	121,353
4.40% 3/1/43	200,000	241,636
4.65% 3/1/68	100,000	130,893
5.50% 4/15/41	200,000	271,827
6.15% 5/1/37	120,000	168,379
6.22% 4/30/40	100,000	146,192
FedEx
3.25% 4/1/26	150,000	164,047
3.40% 2/15/28	100,000	110,907
3.88% 8/1/42	100,000	111,479
4.05% 2/15/48	100,000	114,781
4.10% 4/15/43	100,000	114,521
4.10% 2/1/45	200,000	228,373
4.40% 1/15/47	100,000	119,562
4.55% 4/1/46	150,000	182,164
4.75% 11/15/45	350,000	436,555
4.90% 1/15/34	60,000	74,878
♦FedEx Pass Through Trust 1.88% 8/20/35	681,284	676,001
JB Hunt Transport Services 3.88% 3/1/26	100,000	111,219

LVIP SSGA Bond Index Fund–59

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Transportation (continued)
Kansas City Southern
2.88% 11/15/29	65,000	$ 68,387
4.20% 11/15/69	70,000	80,933
4.30% 5/15/43	100,000	115,916
4.70% 5/1/48	100,000	124,549
4.95% 8/15/45	100,000	126,621
Kirby 4.20% 3/1/28	100,000	111,456
Norfolk Southern
2.90% 2/15/23	121,000	125,210
3.05% 5/15/50	100,000	99,957
3.15% 6/1/27	50,000	54,425
3.16% 5/15/55	41,000	41,227
3.65% 8/1/25	50,000	54,826
3.80% 8/1/28	60,000	67,741
3.85% 1/15/24	150,000	160,711
3.94% 11/1/47	80,000	92,030
4.05% 8/15/52	132,000	156,068
4.15% 2/28/48	125,000	146,870
4.45% 6/15/45	100,000	122,631
4.65% 1/15/46	100,000	125,312
4.84% 10/1/41	111,000	141,766
Ryder System
2.90% 12/1/26	90,000	96,359
3.40% 3/1/23	100,000	104,505
3.65% 3/18/24	100,000	107,402
3.88% 12/1/23	100,000	107,407
Union Pacific
2.15% 2/5/27	50,000	51,855
2.40% 2/5/30	85,000	87,742
2.75% 3/1/26	250,000	266,734
2.89% 4/6/36	115,000	119,421
2.97% 9/16/62	75,000	72,074
3.25% 8/15/25	50,000	54,157
3.25% 2/5/50	150,000	158,194
3.35% 8/15/46	150,000	159,592
3.38% 2/1/35	200,000	219,494
3.50% 6/8/23	150,000	158,730
3.55% 8/15/39	70,000	77,719
3.60% 9/15/37	40,000	44,717
3.65% 2/15/24	185,000	198,317
3.75% 7/15/25	100,000	110,801
3.75% 2/5/70	40,000	44,091
3.80% 10/1/51	332,000	379,666
3.80% 4/6/71	80,000	88,781
3.84% 3/20/60	240,000	273,239
3.88% 2/1/55	94,000	106,737
3.95% 8/15/59	70,000	81,421
4.00% 4/15/47	100,000	115,972
4.10% 9/15/67	65,000	75,143
4.16% 7/15/22	190,000	195,768
United Parcel Service
2.20% 9/1/24	45,000	47,138
2.40% 11/15/26	150,000	159,559
2.45% 10/1/22	125,000	128,409
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Transportation (continued)
United Parcel Service (continued)
2.50% 9/1/29	45,000	$ 47,726
3.40% 3/15/29	65,000	73,014
3.40% 11/15/46	150,000	168,017
3.40% 9/1/49	65,000	72,302
3.63% 10/1/42	75,000	86,427
3.75% 11/15/47	150,000	176,204
4.25% 3/15/49	100,000	126,264
4.88% 11/15/40	55,000	71,910
5.30% 4/1/50	600,000	878,428
6.20% 1/15/38	255,000	376,784
		17,617,166
Trucking & Leasing–0.02%
GATX
1.90% 6/1/31	250,000	238,018
3.25% 9/15/26	50,000	53,774
3.85% 3/30/27	50,000	55,105
4.00% 6/30/30	65,000	73,255
4.55% 11/7/28	100,000	116,525
4.70% 4/1/29	50,000	58,476
5.20% 3/15/44	50,000	64,384
		659,537
Water–0.04%
American Water Capital
2.30% 6/1/31	150,000	152,453
2.95% 9/1/27	180,000	193,850
3.25% 6/1/51	150,000	157,086
3.75% 9/1/28	150,000	169,526
3.75% 9/1/47	250,000	281,410
4.00% 12/1/46	50,000	58,417
4.20% 9/1/48	100,000	121,861
4.30% 12/1/42	100,000	123,148
		1,257,751
Total Corporate Bonds (Cost $782,469,133)		853,507,706
MUNICIPAL BONDS–0.68%
American Municipal Power
Series B 6.45% 2/15/44	50,000	74,448
Series B 7.83% 2/15/41	55,000	91,020
Series B 8.08% 2/15/50	800,000	1,503,663
Atlanta Water & Wastewater Revenue 2.26% 11/1/35	50,000	50,882
Bay Area Toll Authority, California Toll Bridge Revenue Taxable Build America Bonds
Series F-2 6.26% 4/1/49	200,000	324,473
Series S1 6.92% 4/1/40	100,000	150,323
Series S1 7.04% 4/1/50	100,000	173,568
Board of Regents of the University of Texas System
Series A 3.35% 8/15/47	100,000	114,201

LVIP SSGA Bond Index Fund–60

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
MUNICIPAL BONDS (continued)
Board of Regents of the University of Texas System (continued)
Series B 2.44% 8/15/49	50,000	$ 48,053
Series C 4.79% 8/15/46	90,000	119,320
California State University Systemwide-Taxable Series B 3.90% 11/1/47	50,000	58,373
California State Various Purposes (Build America Bonds) 7.55% 4/1/39	600,000	1,022,999
Central Puget Sound Regional Transit Authority 5.49% 11/1/39	50,000	69,760
Chicago O'Hare International Airport
Series C 4.47% 1/1/49	100,000	128,306
Series C 4.57% 1/1/54	100,000	133,193
Chicago Transit Authority Sales Tax Receipts Fund
Series A 6.90% 12/1/40	100,000	142,245
Series B 6.90% 12/1/40	40,000	56,846
City of Chicago Series B 7.75% 1/1/42	83,000	103,125
City of Houston 3.96% 3/1/47	100,000	119,931
Commonwealth of Massachusetts
4.91% 5/1/29	100,000	123,297
Series C 2.51% 7/1/41(GO)	30,000	30,260
Series E 5.46% 12/1/39	100,000	138,090
County of Clark Department of Aviation Series C 6.82% 7/1/45	75,000	116,759
Dallas Area, Texas Rapid Transit Sales Tax Revenue Taxable Build America Bonds Series B 6.00% 12/1/44	200,000	303,645
Dallas Fort Worth International Airport
Series C 2.92% 11/1/50	40,000	40,453
Series C 3.09% 11/1/40	60,000	61,947
Dallas, Texas Independent School District Taxable Build America Bonds Series C 6.45% 2/15/35	100,000	104,435
East Bay, California Municipal Utility District Water System Revenue Taxable Build America Bonds Surbordinate Series 5.87% 6/1/40	100,000	145,109
Grand Parkway Transportation 3.24% 10/1/52	125,000	127,812
	Principal Amount°	Value (U.S. $)
MUNICIPAL BONDS (continued)
Health & Educational Facilities Authority of the State of Missouri (Washington University) 3.65% 8/15/57	150,000	$ 178,987
JobsOhio Beverage System Series A 2.83% 1/1/38	30,000	31,830
Kansas Development Finance Authority Series H 4.93% 4/15/45	100,000	130,080
Los Angeles Community College District
1.61% 8/1/28	50,000	50,118
1.81% 8/1/30	50,000	50,135
2.11% 8/1/32	50,000	50,731
Los Angeles County Public Works Financing Authority 7.62% 8/1/40	100,000	162,699
Los Angeles, California Community College District Taxable Build America Bonds 6.75% 8/1/49	100,000	169,778
Los Angeles, California Unified School District Taxable Build America Bonds Series RY 6.76% 7/1/34	315,000	452,163
Massachusetts School Building Authority
Series B 3.40% 10/15/40	45,000	48,340
Series C 2.95% 5/15/43	250,000	257,396
Metropolitan Government Nashville & Davidson County,Tennessee Convention Center Authority Taxable
Series B 4.05% 7/1/26	10,000	11,076
Series B 6.73% 7/1/43	50,000	73,566
Metropolitan Transportation Authority, New York Revenue Taxable Build America Bonds
5.51% 8/1/37	200,000	267,577
5.57% 11/1/38	65,000	85,958
5.87% 11/15/39	100,000	133,422
6.67% 11/15/39	130,000	189,201
6.81% 11/15/40	500,000	732,862
Metropolitan Water Reclamation District of Greater Chicago, Taxable Build America Bonds 5.72% 12/1/38	150,000	211,069
Municipal Electric Authority, Georgia Taxable Build America Bonds
6.64% 4/1/57	145,000	219,715
6.66% 4/1/57	119,000	183,252
7.06% 4/1/57	97,000	143,415

LVIP SSGA Bond Index Fund–61

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
MUNICIPAL BONDS (continued)
New Jersey Economic Development Authority Series A (NATL) 7.43% 2/15/29	225,000	$ 291,790
New Jersey State Transportation Trust Fund Authority Taxable Build America Bonds
Series B 6.56% 12/15/40	100,000	149,183
Series C 5.75% 12/15/28	100,000	119,151
New Jersey State Turnpike Authority Revenue (Build America Bonds) Series F 7.41% 1/1/40	90,000	147,776
New Jersey Transportation Trust Fund Authority 4.13% 6/15/42	80,000	91,082
New Jersey Turnpike Authority Series A 7.10% 1/1/41	350,000	560,011
New York City Water & Sewer System, Taxable Build America Bonds
5.72% 6/15/42	65,000	97,453
5.75% 6/15/41	100,000	149,295
5.95% 6/15/42	100,000	152,942
6.01% 6/15/42	35,000	53,888
New York State Dormitory Authority Series B 3.14% 7/1/43	100,000	103,390
New York State Dormitory Authority, Taxable Build America Bonds 5.60% 3/15/40	100,000	135,071
New York State Urban Development, Revenue Taxable St Personal Income Tax General
3.90% 3/15/33	100,000	113,493
5.77% 3/15/39	50,000	62,378
New York, Taxable Build America Bonds
5.52% 10/1/37	85,000	115,382
Series A2 5.21% 10/1/31	100,000	122,561
Series F1 6.27% 12/1/37	100,000	144,257
Ohio State University, Taxable Build America Bonds
4.91% 6/1/40	100,000	134,215
Series A 3.80% 12/1/46	100,000	119,054
Oregon School Boards Association, Taxable Pension Series B 5.55% 6/30/28	250,000	300,433
Pennsylvania Turnpike Commission, Taxable Build America Bonds Series B 5.51% 12/1/45	150,000	217,235
	Principal Amount°	Value (U.S. $)
MUNICIPAL BONDS (continued)
Permanent University Fund - University of Texas System, Taxable Build America Bonds 3.38% 7/1/47	40,000	$ 46,151
Port Authority of New York & New Jersey
Series 165th 5.65% 11/1/40	250,000	352,260
Series 168th 4.93% 10/1/51	350,000	485,069
Series 174th 4.46% 10/1/62	250,000	327,981
Series 181th 4.96% 8/1/46	155,000	210,518
Series 192th 4.81% 10/15/65	250,000	341,928
Regents of the University of California Medical Center Pooled Revenue, Taxable Build America Bonds Series H 6.55% 5/15/48	100,000	156,106
Riverside Series A 3.86% 6/1/45	20,000	21,686
Rutgers The State University of New Jersey, Taxable of America Bonds 5.67% 5/1/40	155,000	211,550
Sales Tax Securitization Series B 3.82% 1/1/48	100,000	111,331
Salt River Project Agricultural Improvement & Power District, Taxable Build America Bonds 4.84% 1/1/41	60,000	79,393
San Antonio Electric & Gas Systems Revenue, Taxable Build America Bonds
4.43% 2/1/42	250,000	305,940
5.99% 2/1/39	50,000	71,087
San Diego County Regional Transportation Commission, Taxable Build America Bonds 5.91% 4/1/48	100,000	151,293
San Diego County Water Authority Financing, Taxable Build America Bonds 6.14% 5/1/49	100,000	151,080
San Francisco Public Utilities Commission Water Revenue
Series A 3.30% 11/1/39	25,000	26,788
Series E 2.83% 11/1/41	150,000	152,194
State Board of Administration Finance
Series A 1.26% 7/1/25	100,000	100,961
Series A 1.71% 7/1/27	100,000	101,619
Series A 2.15% 7/1/30	100,000	101,952
State of California, Taxable Build America Bonds
3.38% 4/1/25	75,000	82,116
3.50% 4/1/28	100,000	112,699
4.50% 4/1/33	100,000	118,125
4.60% 4/1/38	60,000	70,149

LVIP SSGA Bond Index Fund–62

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
MUNICIPAL BONDS (continued)
State of California, Taxable Build America Bonds (continued)
7.50% 4/1/34	325,000	$ 512,139
7.60% 11/1/40	80,000	139,715
7.63% 3/1/40	85,000	143,186
State of Connecticut, Taxable Build America Bonds
5.09% 10/1/30	200,000	236,367
Series A 5.85% 3/15/32	100,000	133,233
State of Illinois
4.95% 6/1/23	50,909	54,411
5.10% 6/1/33	800,000	940,674
State of Mississippi, Taxable Build America Bonds 5.25% 11/1/34	100,000	129,277
State of Oregon Department of Transportation, Taxable Build America Bonds 5.83% 11/15/34	75,000	104,628
State of Texas, Taxable Build America Bonds 5.52% 4/1/39	100,000	144,031
State of Utah, Taxable Build America Bonds
Series B 3.54% 7/1/25	100,000	106,724
Series D 4.55% 7/1/24	45,000	47,659
State Public School Building Authority 5.00% 9/15/27	100,000	119,409
Texas Transportation Commission 2.47% 10/1/44	150,000	148,197
Texas Transportation Commission (State of Texas) 2.56% 4/1/42	40,000	40,544
Texas Transportation Commission State Highway Fund Series B 5.18% 4/1/30	200,000	246,828
University of California, General Taxable
Series AD 4.86% 5/15/12	250,000	351,987
Series AQ 4.77% 5/15/15	250,000	343,241
Series AX 3.06% 7/1/25	100,000	108,097
Series BG 1.61% 5/15/30	60,000	59,436
University of Michigan
Series B 2.44% 4/1/40	50,000	50,197
Series B 2.56% 4/1/50	50,000	49,457
University of Virginia
2.26% 9/1/50	60,000	56,574
Series C 4.18% 9/1/17	50,000	62,697
Westchester County Local Development 3.85% 11/1/50	180,000	189,111
Total Municipal Bonds (Cost $16,374,963)		21,297,741
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES–0.28%
AmeriCredit Automobile Receivables Trust
Series 2020-3 A3 0.53% 6/18/25	138,000	$ 138,471
Series 2021-1 A3 0.37% 8/18/25	333,000	333,224
BA Credit Card Trust Series 2021-A1 A1 0.44% 9/15/26	68,000	67,814
CarMax Auto Owner Trust
Series 2017-4 C 2.70% 10/16/23	125,000	126,216
Series 2021-2 A3 0.52% 2/17/26	400,000	400,359
Citibank Credit Card Issuance Trust Series 2007-A3 A3 6.15% 6/15/39	750,000	1,055,003
Discover Card Execution Note Trust Series 2019-A3 A 1.89% 10/15/24	500,000	510,450
Exeter Automobile Receivables Trust Series 2021-2A C 0.98% 6/15/26	350,000	350,695
Ford Credit Auto Owner Trust Series 2020-C A3 0.41% 7/15/25	750,000	750,822
Ford Credit Floorplan Master Owner Trust
Series 2017-3 A 2.48% 9/15/24	550,000	564,730
Series 2020-1 A1 0.70% 9/15/25	250,000	251,225
GM Financial Automobile Leasing Trust Series 2020-3 A3 0.45% 8/21/23	350,000	350,756
GM Financial Consumer Automobile Receivables Trust
Series 2020-4 A3 0.38% 8/18/25	186,000	186,068
Series 2021-2 A3 0.51% 4/16/26	230,000	230,354
Honda Auto Receivables 2020-3 Owner Trust Series 2020-3 A3 0.37% 10/18/24	600,000	600,818
Hyundai Auto Receivables Trust
Series 2020-C A3 0.38% 5/15/25	150,000	150,110
Series 2021-A A3 0.38% 9/15/25	125,000	124,963
Mercedes-Benz Auto Lease Trust
Series 2020-1 A3 0.55% 2/18/25	214,000	214,867
Series 2020-B A3 0.40% 11/15/23	300,000	300,546
Nissan Auto Lease Trust Series 2020-B A3 0.43% 10/16/23	300,000	300,702
Santander Drive Auto Receivables Trust Series 2020-3 C 1.12% 1/15/26	150,000	151,327

LVIP SSGA Bond Index Fund–63

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Toyota Auto Receivables Owner Trust Series 2020-C A3 0.44% 10/15/24	646,000	$ 647,590
Verizon Owner Trust Series 2020-B A 0.47% 2/20/25	1,000,000	1,002,769
Volkswagen Auto Lease Trust Series 2020-A A3 0.39% 1/22/24	100,000	100,141
Total Non-Agency Asset-Backed Securities (Cost $8,761,594)		8,910,020
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–1.19%
BANK
Series 2017-BNK7 A4 3.18% 9/15/60	500,000	542,850
•Series 2018-BN13 A5 4.22% 8/15/61	145,000	167,493
Series 2019-BN17 A4 3.71% 4/15/52	265,000	299,017
Series 2019-BN24 A3 2.96% 11/15/62	500,000	539,196
Series 2020-BN25 A5 2.65% 1/15/63	600,000	632,455
Series 2020-BN28 A4 1.84% 3/15/63	187,500	185,115
Series 2021-BN31 A4 2.04% 2/15/54	313,043	313,536
BBCMS Mortgage Trust
Series 2020-C6 A4 2.64% 2/15/53	650,000	685,166
Series 2020-C8 A5 2.04% 10/15/53	250,000	250,866
Benchmark Mortgage Trust
•Series 2018-B2 A5 3.88% 2/15/51	195,000	220,845
Series 2018-B3 A5 4.03% 4/10/51	350,000	399,113
Series 2018-B5 A4 4.21% 7/15/51	200,000	231,780
Series 2019-B10 A4 3.72% 3/15/62	575,000	649,466
Series 2020-B18 A5 1.93% 7/15/53	296,875	295,548
Series 2020-B19 A5 1.85% 9/15/53	800,000	790,953
Series 2021-B24 A5 2.58% 3/15/54	500,000	523,785
CD Mortgage Trust Series 2017-CD3 A4 3.63% 2/10/50	400,000	442,527
Citigroup Commercial Mortgage Trust
Series 2013-GC11 AS 3.42% 4/10/46	770,000	796,075
Series 2013-GC15 A3 4.10% 9/10/46	440,332	463,069
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Citigroup Commercial Mortgage Trust (continued)
•Series 2015-GC33 B 4.73% 9/10/58	500,000	$ 551,171
Series 2020-GC46 A5 2.72% 2/15/53	500,000	528,926
COMM Mortgage Trust
Series 2013-LC6 AM 3.28% 1/10/46	1,000,000	1,031,773
Series 2014-CR14 A3 3.96% 2/10/47	545,000	576,664
Series 2014-CR17 A5 3.98% 5/10/47	1,365,000	1,477,374
Series 2014-UBS3 A4 3.82% 6/10/47	1,500,000	1,618,883
Series 2015-CR26 A3 3.36% 10/10/48	996,844	1,067,477
CSAIL Commercial Mortgage Trust
Series 2015-C3 A4 3.72% 8/15/48	1,000,000	1,092,082
•Series 2017-CX10 A5 3.46% 11/15/50	500,000	548,147
Series 2020-C19 A3 2.56% 3/15/53	150,000	155,862
GS Mortgage Securities Trust
Series 2013-GC12 A3 2.86% 6/10/46	1,500,000	1,531,568
Series 2015-GC28 A5 3.40% 2/10/48	1,500,000	1,615,836
Series 2020-GC45 A5 2.91% 2/13/53	275,000	295,335
JPM-BB Commercial Mortgage Securities Trust
•Series 2013-C14 AS 4.41% 8/15/46	1,475,000	1,562,555
Series 2016-C1 A5 3.58% 3/15/49	500,000	547,352
JPM-DB Commercial Mortgage Securities Trust Series 2020-COR7 A5 2.18% 5/13/53	400,000	406,148
JPMorgan Chase Commercial Mortgage Securities Trust Series 2016-JP2 B 3.46% 8/15/49	1,163,000	1,225,909
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C9 A4 3.10% 5/15/46	725,000	752,917
Series 2015-C24 A4 3.73% 5/15/48	1,250,000	1,368,693
Series 2015-C25 ASB 3.38% 10/15/48	699,211	731,930
Morgan Stanley Capital I Trust
Series 2015-MS1 A3 3.51% 5/15/48	500,000	536,968
Series 2017-HR2 A4 3.59% 12/15/50	500,000	556,083

LVIP SSGA Bond Index Fund–64

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital I Trust (continued)
Series 2020-L4 A3 2.70% 2/15/53	400,000	$ 422,865
UBS Commercial Mortgage Trust
Series 2017-C4 A4 3.56% 10/15/50	580,000	636,206
Series 2017-C7 A4 3.68% 12/15/50	350,000	386,665
Series 2018-C14 A3 4.18% 12/15/51	350,000	395,038
Series 2018-C8 A4 3.98% 2/15/51	200,000	224,583
Wells Fargo Commercial Mortgage Trust
Series 2015-C30 A3 3.41% 9/15/58	465,777	503,058
Series 2015-P2 A4 3.81% 12/15/48	665,000	734,944
Series 2017-C41 A4 3.47% 11/15/50	350,000	385,716
Series 2018-C46 A4 4.15% 8/15/51	2,350,000	2,701,516
Series 2019-C50 A5 3.73% 5/15/52	310,000	348,844
Series 2020-C56 A5 2.45% 6/15/53	220,600	228,813
WFRBS Commercial Mortgage Trust
Series 2012-C9 A3 2.87% 11/15/45	820,382	837,704
Series 2014-C22 A5 3.75% 9/15/57	1,000,000	1,081,909
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $36,056,773)		37,096,369
ΔREGIONAL BONDS–0.32%
Canada—0.32%
Province of Alberta Canada
1.30% 7/22/30	150,000	144,275
1.88% 11/13/24	250,000	259,824
2.20% 7/26/22	500,000	510,517
3.30% 3/15/28	400,000	447,353
3.35% 11/1/23	200,000	213,440
Province of British Columbia Canada
1.30% 1/29/31	250,000	242,199
2.00% 10/23/22	150,000	153,390
6.50% 1/15/26	100,000	123,048
7.25% 9/1/36	100,000	165,305
Province of Manitoba Canada
2.10% 9/6/22	63,000	64,339
2.60% 4/16/24	750,000	791,955
Province of New Brunswick Canada 3.63% 2/24/28	150,000	171,622
Province of Ontario Canada
0.63% 1/21/26	175,000	172,526
	Principal Amount°	Value (U.S. $)
ΔREGIONAL BONDS (continued)
Canada (continued)
Province of Ontario Canada (continued)
1.05% 4/14/26	600,000	$ 601,547
1.13% 10/7/30	1,250,000	1,188,633
1.60% 2/25/31	250,000	246,366
1.75% 1/24/23	145,000	148,292
2.00% 10/2/29	250,000	257,778
2.20% 10/3/22	500,000	512,037
2.30% 6/15/26	500,000	529,545
Province of Quebec Canada
0.60% 7/23/25	250,000	247,559
1.35% 5/28/30	200,000	195,628
1.50% 2/11/25	250,000	256,977
2.50% 4/9/24	100,000	105,451
2.50% 4/20/26	1,000,000	1,070,950
2.63% 2/13/23	350,000	363,131
2.75% 4/12/27	300,000	325,537
7.50% 7/15/23	200,000	228,104
7.50% 9/15/29	175,000	251,706
Province of Saskatchewan Canada 8.50% 7/15/22	100,000	108,445
		10,097,479
Total Regional Bonds (Cost $9,715,893)		10,097,479
ΔSOVEREIGN BONDS–1.51%
Canada—0.06%
Canada Government International Bond
1.63% 1/22/25	500,000	517,910
2.00% 11/15/22	290,000	297,061
Export Development Canada
1.38% 2/24/23	500,000	509,295
1.75% 7/18/22	150,000	152,454
2.63% 2/21/24	500,000	528,034
		2,004,754
Chile—0.06%
Chile Government International Bond
2.25% 10/30/22	100,000	102,257
2.55% 1/27/32	200,000	204,400
3.13% 1/21/26	826,000	894,211
3.24% 2/6/28	350,000	381,504
3.50% 1/25/50	200,000	209,288
Republic of Chile 3.50% 4/15/53	200,000	209,888
		2,001,548
Colombia—0.14%
Colombia Government International Bond
2.63% 3/15/23	700,000	714,994
3.00% 1/30/30	200,000	195,928
3.13% 4/15/31	600,000	587,124
3.88% 4/25/27	350,000	371,640
3.88% 2/15/61	200,000	178,950
4.00% 2/26/24	250,000	264,800

LVIP SSGA Bond Index Fund–65

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Colombia (continued)
Colombia Government International Bond (continued)
5.00% 6/15/45	500,000	$ 531,100
5.20% 5/15/49	200,000	219,056
6.13% 1/18/41	200,000	236,562
7.38% 9/18/37	500,000	656,890
8.13% 5/21/24	250,000	295,830
		4,252,874
Hungary—0.02%
Hungary Government International Bond 5.38% 3/25/24	700,000	789,558
		789,558
Indonesia—0.07%
Indonesia Government International Bond
2.85% 2/14/30	250,000	259,199
3.50% 2/14/50	250,000	259,412
4.10% 4/24/28	300,000	339,016
4.20% 10/15/50	800,000	910,200
4.75% 2/11/29	200,000	234,842
5.35% 2/11/49	200,000	259,497
		2,262,166
Israel—0.09%
Israel Government AID Bond 5.50% 4/26/24	200,000	227,780
Israel Government International Bond
2.88% 3/16/26	200,000	215,750
3.15% 6/30/23	200,000	210,629
3.25% 1/17/28	200,000	220,202
4.50% 1/30/43	200,000	249,536
State of Israel
2.50% 1/15/30	200,000	209,516
3.38% 1/15/50	200,000	213,652
3.88% 7/3/50	1,000,000	1,156,554
		2,703,619
Italy—0.06%
Republic of Italy Government International Bond
1.25% 2/17/26	495,000	488,166
5.38% 6/15/33	800,000	1,007,231
6.88% 9/27/23	350,000	396,392
		1,891,789
Japan—0.17%
Japan Bank for International Cooperation
0.38% 9/15/23	420,000	419,168
0.63% 7/15/25	235,000	232,563
1.25% 1/21/31	200,000	192,633
1.63% 10/17/22	200,000	203,331
1.75% 10/17/24	200,000	206,722
1.88% 4/15/31	200,000	203,528
2.00% 10/17/29	200,000	207,222
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Japan (continued)
Japan Bank for International Cooperation (continued)
2.25% 11/4/26	200,000	$ 211,062
2.38% 7/21/22	300,000	306,650
2.38% 11/16/22	200,000	205,648
2.38% 4/20/26	300,000	318,369
2.50% 5/23/24	200,000	210,831
2.50% 5/28/25	700,000	743,780
2.75% 11/16/27	200,000	217,230
2.88% 6/1/27	350,000	381,600
2.88% 7/21/27	200,000	218,460
3.25% 7/20/23	200,000	211,303
3.25% 7/20/28	300,000	336,685
3.38% 7/31/23	200,000	212,089
		5,238,874
Mexico—0.26%
Mexico Government International Bond
2.66% 5/24/31	500,000	488,445
3.75% 1/11/28	200,000	217,738
3.75% 4/19/71	200,000	182,880
3.77% 5/24/61	200,000	185,900
4.13% 1/21/26	285,000	321,588
4.15% 3/28/27	370,000	418,089
4.28% 8/14/41	200,000	209,928
4.35% 1/15/47	200,000	208,654
4.50% 1/31/50	400,000	425,120
4.75% 4/27/32	1,500,000	1,717,500
4.75% 3/8/44	1,000,000	1,103,700
5.75% 10/12/10	800,000	955,536
6.05% 1/11/40	475,000	595,365
6.75% 9/27/34	500,000	661,755
Mexico Government International Bonds
3.25% 4/16/30	205,000	211,654
4.60% 2/10/48	200,000	214,434
		8,118,286
Panama—0.12%
Panama Government International Bond
2.25% 9/29/32	700,000	670,985
3.16% 1/23/30	445,000	466,698
3.87% 7/23/60	910,000	928,064
3.88% 3/17/28	300,000	328,950
4.30% 4/29/53	300,000	332,319
4.50% 4/16/50	200,000	226,830
6.70% 1/26/36	200,000	271,300
7.13% 1/29/26	100,000	123,708
8.88% 9/30/27	100,000	137,691
9.38% 4/1/29	100,000	147,850
		3,634,395
Peru—0.07%
Peruvian Government International Bond
2.78% 1/23/31	140,000	142,626
3.30% 3/11/41	125,000	126,121

LVIP SSGA Bond Index Fund–66

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Peru (continued)
Peruvian Government International Bond (continued)
3.55% 3/10/51	145,000	$ 150,106
4.13% 8/25/27	350,000	391,363
5.63% 11/18/50	100,000	137,489
6.55% 3/14/37	500,000	688,130
7.35% 7/21/25	100,000	122,656
8.75% 11/21/33	200,000	313,632
		2,072,123
Philippines—0.12%
Philippine Government International Bond
2.46% 5/5/30	250,000	259,753
2.95% 5/5/45	1,050,000	1,013,069
3.00% 2/1/28	200,000	215,657
3.70% 2/2/42	200,000	215,598
3.75% 1/14/29	400,000	453,101
3.95% 1/20/40	500,000	555,082
5.00% 1/13/37	500,000	628,318
9.50% 2/2/30	300,000	474,393
		3,814,971
Poland—0.02%
Republic of Poland Government International Bond
3.00% 3/17/23	250,000	261,168
3.25% 4/6/26	400,000	441,000
		702,168
Republic of Korea—0.13%
Export-Import Bank of Korea
0.38% 2/9/24	200,000	198,944
0.63% 2/9/26	200,000	195,653
1.38% 2/9/31	250,000	239,497
2.88% 1/21/25	500,000	532,877
3.25% 11/10/25	200,000	218,298
3.63% 11/27/23	300,000	321,846
Korea Development Bank
0.40% 6/19/24	215,000	213,508
0.80% 7/19/26	250,000	245,570
1.63% 1/19/31	250,000	245,435
2.75% 3/19/23	200,000	207,600
3.25% 2/19/24	400,000	427,764
Korea International Bond
2.50% 6/19/29	200,000	212,808
2.75% 1/19/27	500,000	539,009
3.88% 9/11/23	200,000	215,037
		4,013,846
Sweden—0.06%
Svensk Exportkredit
0.25% 9/29/23	200,000	199,215
0.38% 3/11/24	200,000	199,398
0.50% 8/26/25	500,000	493,050
1.63% 11/14/22	430,000	438,171
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Sweden (continued)
Svensk Exportkredit (continued)
2.88% 3/14/23	500,000	$ 521,706
		1,851,540
Uruguay—0.06%
Uruguay Government International Bond
4.38% 10/27/27	300,000	344,517
5.10% 6/18/50	1,000,000	1,308,430
7.63% 3/21/36	250,000	381,253
		2,034,200
Total Sovereign Bonds (Cost $44,610,090)		47,386,711
SUPRANATIONAL BANKS–1.45%
African Development Bank
0.88% 3/23/26	800,000	798,992
1.63% 9/16/22	415,000	422,004
2.13% 11/16/22	350,000	359,052
Andina de Fomento
1.63% 9/23/25	500,000	503,861
2.38% 5/12/23	250,000	258,178
3.75% 11/23/23	220,000	234,364
Asian Development Bank
0.25% 7/14/23	1,045,000	1,043,174
0.25% 10/6/23	250,000	249,600
0.38% 9/3/25	750,000	737,625
0.50% 2/4/26	500,000	491,969
0.63% 4/29/25	1,500,000	1,491,631
0.75% 10/8/30	250,000	233,906
1.00% 4/14/26	300,000	300,817
1.50% 10/18/24	500,000	514,696
1.63% 1/24/23	200,000	204,256
1.75% 8/14/26	100,000	103,816
1.88% 1/24/30	200,000	207,215
2.00% 4/24/26	600,000	631,068
2.38% 8/10/27	250,000	267,880
2.63% 1/30/24	400,000	422,356
2.63% 1/12/27	1,000,000	1,085,600
2.75% 3/17/23	725,000	755,858
Asian Infrastructure Investment Bank
0.25% 9/29/23	665,000	663,753
0.50% 5/28/25	500,000	495,005
Council Of Europe Development Bank
1.38% 2/27/25	250,000	255,810
2.50% 2/27/24	300,000	316,109
2.63% 2/13/23	90,000	93,328
European Bank for Reconstruction & Development
0.25% 7/10/23	250,000	249,607
0.50% 5/19/25	1,000,000	990,473
1.50% 2/13/25	85,000	87,423
European Investment Bank
0.25% 9/15/23	365,000	364,277
0.38% 12/15/25	400,000	390,583
0.38% 3/26/26	340,000	331,431

LVIP SSGA Bond Index Fund–67

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
SUPRANATIONAL BANKS (continued)
European Investment Bank (continued)
0.88% 5/17/30	700,000	$ 667,407
1.25% 2/14/31	1,175,000	1,143,806
1.38% 9/6/22	275,000	278,786
1.63% 3/14/25	325,000	335,788
1.63% 10/9/29	550,000	561,385
2.25% 8/15/22	1,000,000	1,023,280
2.50% 3/15/23	955,000	991,503
2.63% 3/15/24	415,000	439,211
2.88% 8/15/23	500,000	526,960
3.25% 1/29/24	1,400,000	1,500,183
FMS Wertmanagement
2.00% 8/1/22	400,000	407,681
2.75% 3/6/23	250,000	260,373
Inter-American Development Bank
0.25% 11/15/23	500,000	498,525
0.50% 5/24/23	600,000	602,536
0.63% 7/15/25	1,000,000	995,463
0.63% 9/16/27	500,000	482,800
1.13% 1/13/31	250,000	241,298
1.75% 3/14/25	1,250,000	1,297,703
2.00% 6/2/26	250,000	262,923
2.00% 7/23/26	100,000	105,030
2.25% 6/18/29	350,000	372,986
2.63% 1/16/24	1,500,000	1,582,500
3.00% 10/4/23	500,000	529,528
3.00% 2/21/24	400,000	426,649
3.20% 8/7/42	100,000	115,147
3.88% 10/28/41	100,000	125,890
4.38% 1/24/44	56,000	76,765
International Bank for Reconstruction & Development
0.25% 11/24/23	175,000	174,448
0.38% 7/28/25	500,000	492,705
0.50% 10/28/25	280,000	276,553
0.63% 4/22/25	1,500,000	1,494,616
0.75% 11/24/27	325,000	316,466
0.75% 8/26/30	1,000,000	937,766
0.88% 5/14/30	500,000	476,184
1.25% 2/10/31	1,000,000	976,721
1.63% 1/15/25	750,000	775,793
1.75% 10/23/29	250,000	256,938
1.88% 6/19/23	1,000,000	1,030,928
2.13% 7/1/22	1,000,000	1,019,053
2.13% 2/13/23	100,000	103,020
2.50% 3/19/24	750,000	791,209
2.50% 11/25/24	900,000	957,192
2.50% 11/22/27	350,000	378,776
3.13% 11/20/25	450,000	494,982
4.75% 2/15/35	50,000	66,702
7.63% 1/19/23	100,000	111,369
International Finance
0.38% 7/16/25	145,000	142,311
0.50% 3/20/23	85,000	85,359
0.75% 8/27/30	500,000	465,977
1.38% 10/16/24	675,000	691,876
	Principal Amount°	Value (U.S. $)
SUPRANATIONAL BANKS (continued)
International Finance (continued)
2.88% 7/31/23	160,000	$ 168,510
Nordic Investment Bank
0.38% 5/19/23	200,000	200,286
0.38% 9/11/25	250,000	245,438
0.50% 1/21/26	250,000	245,449
2.25% 5/21/24	200,000	209,986
2.88% 7/19/23	200,000	210,317
Weibo 3.38% 7/8/30	300,000	313,146
Total Supranational Banks (Cost $44,646,351)		45,517,899
U.S. TREASURY OBLIGATIONS–36.94%
U.S. Treasury Bonds
1.13% 5/15/40	3,000,000	2,589,844
1.13% 8/15/40	12,000,000	10,323,750
1.25% 5/15/50	11,300,000	9,226,715
1.38% 11/15/40	8,500,000	7,635,391
1.38% 8/15/50	8,000,000	6,744,062
1.63% 11/15/50	8,750,000	7,858,594
1.88% 2/15/41	3,000,000	2,936,719
1.88% 2/15/51	5,000,000	4,771,875
2.00% 2/15/50	1,500,000	1,473,633
2.38% 11/15/49	2,500,000	2,662,109
2.38% 5/15/51	3,500,000	3,736,796
2.50% 2/15/45	10,400,000	11,252,312
2.50% 2/15/46	6,350,000	6,878,836
2.50% 5/15/46	7,200,000	7,800,188
2.75% 8/15/42	2,600,000	2,929,773
2.75% 11/15/42	3,500,000	3,941,191
2.75% 8/15/47	4,200,000	4,777,500
2.75% 11/15/47	6,500,000	7,399,336
2.88% 5/15/43	13,500,000	15,526,055
2.88% 8/15/45	1,200,000	1,387,219
2.88% 5/15/49	3,000,000	3,512,930
3.00% 5/15/42	2,850,000	3,336,059
3.00% 11/15/45	8,100,000	9,576,668
3.00% 2/15/47	7,700,000	9,147,359
3.00% 5/15/47	5,700,000	6,777,879
3.00% 2/15/48	5,000,000	5,960,156
3.00% 8/15/48	11,000,000	13,133,828
3.00% 2/15/49	9,500,000	11,373,652
3.13% 8/15/44	19,500,000	23,402,285
3.13% 5/15/48	4,000,000	4,878,281
3.38% 11/15/48	2,000,000	2,553,594
3.63% 2/15/44	3,000,000	3,877,617
3.75% 8/15/41	3,850,000	5,001,691
3.88% 8/15/40	3,750,000	4,930,225
4.38% 5/15/41	2,750,000	3,863,643
5.00% 5/15/37	1,000,000	1,457,422
5.25% 11/15/28	500,000	641,797
5.38% 2/15/31	500,000	679,922
5.50% 8/15/28	500,000	646,777
6.00% 2/15/26	750,000	927,188
6.13% 11/15/27	800,000	1,048,344

LVIP SSGA Bond Index Fund–68

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Bonds (continued)
6.13% 8/15/29	300,000	$ 412,359
6.25% 8/15/23	1,600,000	1,802,000
6.63% 2/15/27	750,000	982,412
6.75% 8/15/26	500,000	646,797
6.88% 8/15/25	1,000,000	1,250,898
7.13% 2/15/23	1,000,000	1,112,422
7.25% 8/15/22	500,000	539,844
7.50% 11/15/24	500,000	617,246
7.63% 11/15/22	500,000	550,977
7.63% 2/15/25	500,000	626,484
U.S. Treasury Notes
0.13% 7/31/22	50,000,000	50,003,906
0.13% 9/30/22	6,000,000	5,999,063
0.13% 1/31/23	7,000,000	6,993,164
0.13% 2/28/23	10,000,000	9,987,500
0.13% 8/15/23	20,000,000	19,938,281
0.13% 2/15/24	10,000,000	9,935,547
0.25% 11/15/23	32,000,000	31,946,250
0.25% 6/15/24	10,000,000	9,939,060
0.25% 10/31/25	20,000,000	19,553,906
0.38% 12/31/25	2,500,000	2,452,637
0.38% 7/31/27	45,000,000	43,129,687
0.50% 5/31/27	5,000,000	4,840,625
0.50% 6/30/27	12,000,000	11,606,250
0.50% 8/31/27	15,500,000	14,946,602
0.63% 12/31/27	10,000,000	9,667,578
0.63% 5/15/30	3,750,000	3,505,226
0.63% 8/15/30	5,000,000	4,658,203
0.75% 1/31/28	35,000,000	34,074,414
0.88% 11/15/30	21,000,000	19,969,687
1.13% 2/28/25	5,500,000	5,600,547
1.13% 2/29/28	12,000,000	11,964,375
1.25% 6/30/28	5,000,000	5,007,810
1.38% 10/15/22	13,500,000	13,713,047
1.38% 2/15/23	5,000,000	5,096,094
1.38% 6/30/23	9,400,000	9,611,133
1.50% 2/28/23	12,000,000	12,258,281
1.50% 3/31/23	4,500,000	4,600,371
1.50% 9/30/24	5,000,000	5,158,398
1.50% 11/30/24	32,000,000	33,018,750
1.50% 8/15/26	11,000,000	11,326,563
1.50% 1/31/27	8,000,000	8,224,062
1.50% 2/15/30	6,000,000	6,059,297
1.63% 8/31/22	9,000,000	9,155,742
1.63% 11/15/22	16,750,000	17,087,617
1.63% 5/31/23	16,000,000	16,422,500
1.63% 10/31/23	18,000,000	18,547,031
1.63% 2/15/26	11,000,000	11,402,187
1.63% 5/15/26	6,500,000	6,737,402
1.63% 11/30/26	6,000,000	6,213,516
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
1.63% 8/15/29	8,000,000	$ 8,182,188
1.63% 5/15/31	10,000,000	10,153,125
1.75% 7/15/22	18,000,000	18,307,266
1.75% 5/15/23	15,000,000	15,421,875
1.75% 11/15/29	5,000,000	5,160,938
1.88% 7/31/26	8,000,000	8,392,812
2.00% 2/15/23	14,150,000	14,563,445
2.00% 4/30/24	8,000,000	8,355,000
2.00% 5/31/24	10,000,000	10,450,391
2.00% 2/15/25	11,000,000	11,550,000
2.00% 11/15/26	5,000,000	5,276,563
2.13% 12/31/22	3,000,000	3,087,188
2.13% 11/30/23	22,000,000	22,951,328
2.13% 2/29/24	12,000,000	12,555,469
2.13% 9/30/24	7,000,000	7,362,578
2.13% 11/30/24	9,000,000	9,479,531
2.13% 5/31/26	10,000,000	10,605,469
2.25% 3/31/26	5,000,000	5,328,906
2.25% 2/15/27	16,000,000	17,100,625
2.25% 8/15/27	9,000,000	9,625,078
2.25% 11/15/27	11,500,000	12,301,406
2.38% 5/15/27	9,500,000	10,226,973
2.38% 5/15/29	11,000,000	11,870,117
2.50% 8/15/23	18,250,000	19,107,607
2.63% 12/31/25	2,000,000	2,162,031
2.63% 2/15/29	9,000,000	9,869,063
2.75% 8/31/23	8,000,000	8,425,938
2.75% 11/15/23	5,000,000	5,286,914
2.75% 2/15/24	26,000,000	27,611,797
2.75% 2/28/25	5,000,000	5,388,086
2.75% 6/30/25	5,000,000	5,407,617
2.75% 2/15/28	12,000,000	13,222,031
2.88% 11/30/25	7,000,000	7,637,656
2.88% 5/15/28	4,000,000	4,443,438
2.88% 8/15/28	13,000,000	14,457,930
3.13% 11/15/28	7,000,000	7,919,023
Total U.S. Treasury Obligations (Cost $1,112,894,937)		1,156,720,365

	Number of Shares
MONEY MARKET FUND–4.48%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.03%)	140,150,617	140,150,617
Total Money Market Fund (Cost $140,150,617)		140,150,617

LVIP SSGA Bond Index Fund–69

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
TOTAL INVESTMENTS–103.99% (Cost $3,115,316,774)	$3,256,130,512

★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(3.99%)	(124,878,785)
NET ASSETS APPLICABLE TO 264,401,376 SHARES OUTSTANDING–100.00%	$3,131,251,727
NET ASSET VALUE PER SHARE–LVIP SSGA BOND INDEX FUND STANDARD CLASS ($2,070,935,803 / 174,813,494 Shares)	$11.847
NET ASSET VALUE PER SHARE–LVIP SSGA BOND INDEX FUND SERVICE CLASS ($1,060,315,924 / 89,587,882 Shares)	$11.835
COMPONENTS OF NET ASSETS AT JUNE 30, 2021:
Shares of beneficial interest (unlimited authorization–no par)	$2,952,048,912
Distributable earnings/(accumulated loss)	179,202,815
TOTAL NET ASSETS	$3,131,251,727

° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
♦ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2021. Rate will reset at a future date.
^ Zero coupon security.
φ Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at June 30, 2021.
✱ Considered an affiliated investment. See Note 2 in “Notes.”
Δ Securities have been classified by country of origin.
★ Includes $139,604,114 payable for securities purchased, $565,242 payable for fund shares redeemed, $100,915 other accrued expenses payable and $1,002,330 due to manager and affiliates as of June 30, 2021.

Summary of Abbreviations:
AID–Agency for International Development
CA–Credit Agricole
DB–Deutsche Bank
GM–Insured by Assured Guaranty Municipal Corporation
GNMA–Government National Mortgage Association
GO–Government Obligation
GS–Goldman Sachs
HSBC–Hong Kong and Shanghai Banking Corporation
JPM-BB–JPMorgan Barclays Bank
JPM-DB–JPMorgan Deutsche Bank
NATL–Insured by the National Public Finance Guarantee Corporation
S&P–Standard & Poor’s
S.F.–Single Family
TBA–To be announced
WFRBS–Wells Fargo Royal Bank of Scotland
yr–Year
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Bond Index Fund–70

LVIP SSGA Bond Index Fund
Statement of Operations
Six Months Ended June 30, 2021 (unaudited)
INVESTMENT INCOME:
Interest from unaffiliated investments	$ 30,748,320
Interest from affiliated investments	10,000
30,758,320
EXPENSES:
Management fees	6,273,010
Distribution fees-Service Class	1,292,256
Shareholder servicing fees	454,793
Accounting and administration expenses	270,933
Pricing fees	181,399
Index fees	70,763
Professional fees	60,202
Custodian fees	44,772
Trustees’ fees and expenses	35,453
Reports and statements to shareholders	28,792
Consulting fees	2,074
Other	28,630
8,743,077
Less:
Management fees waived	(1,989,986)
Total operating expenses	6,753,091
NET INVESTMENT INCOME	24,005,229
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	3,231,301
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	(9,191)
Unaffiliated investments	(86,382,138)
Net change in unrealized appreciation (depreciation)	(86,391,329)
NET REALIZED AND UNREALIZED LOSS	(83,160,028)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(59,154,799)
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Bond Index Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/21 (unaudited)	Year Ended 12/31/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 24,005,229	$ 55,740,512
Net realized gain	3,231,301	32,558,742
Net change in unrealized appreciation (depreciation)	(86,391,329)	110,617,819
Net increase (decrease) in net assets resulting from operations	(59,154,799)	198,917,073
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(45,380,036)
Service Class	—	(19,106,167)
	—	(64,486,203)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	250,491,645	868,668,493
Service Class	103,348,149	209,210,347
Reinvestment of dividends and distributions:
Standard Class	—	45,380,036
Service Class	—	19,106,167
	353,839,794	1,142,365,043
Cost of shares redeemed:
Standard Class	(312,302,967)	(790,073,605)
Service Class	(56,634,790)	(195,612,600)
	(368,937,757)	(985,686,205)
Increase (decrease) in net assets derived from capital share transactions	(15,097,963)	156,678,838
NET INCREASE (DECREASE) IN NET ASSETS	(74,252,762)	291,109,708
NET ASSETS:
Beginning of period	3,205,504,489	2,914,394,781
End of period	$3,131,251,727	$3,205,504,489
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Bond Index Fund–71

LVIP SSGA Bond Index Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Bond Index Fund Standard Class
	Six Months Ended 6/30/21[1] (unaudited)	Year Ended
		12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$ 12.057	$ 11.460	$ 10.881	$ 11.231	$ 11.156	$ 11.163
Income (loss) from investment operations:
Net investment income[2]	0.094	0.237	0.284	0.275	0.258	0.249
Net realized and unrealized gain (loss)	(0.304)	0.620	0.612	(0.315)	0.097	0.005
Total from investment operations	(0.210)	0.857	0.896	(0.040)	0.355	0.254
Less dividends and distributions from:
Net investment income	—	(0.260)	(0.317)	(0.310)	(0.280)	(0.261)
Total dividends and distributions	—	(0.260)	(0.317)	(0.310)	(0.280)	(0.261)
Net asset value, end of period	$ 11.847	$ 12.057	$ 11.460	$ 10.881	$ 11.231	$ 11.156
Total return[3]	(1.74%)	7.49%	8.24%	(0.32%)	3.18%	2.28%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,070,936	$2,172,627	$1,961,969	$1,833,230	$2,031,198	$1,923,620
Ratio of expenses to average net assets	0.35%	0.35%	0.35%	0.35%	0.34%	0.32%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.48%	0.47%	0.47%	0.48%	0.46%	0.44%
Ratio of net investment income to average net assets	1.59%	1.97%	2.48%	2.50%	2.27%	2.16%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.46%	1.85%	2.36%	2.38%	2.15%	2.04%
Portfolio turnover	45%	92%	43%	43%	49%	56%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Bond Index Fund–72

LVIP SSGA Bond Index Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Bond Index Fund Service Class
	Six Months Ended 6/30/21[1] (unaudited)	Year Ended
		12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$ 12.061	$ 11.464	$ 10.885	$ 11.234	$ 11.160	$ 11.165
Income (loss) from investment operations:
Net investment income[2]	0.080	0.207	0.256	0.247	0.229	0.220
Net realized and unrealized gain (loss)	(0.306)	0.621	0.611	(0.315)	0.097	0.007
Total from investment operations	(0.226)	0.828	0.867	(0.068)	0.326	0.227
Less dividends and distributions from:
Net investment income	—	(0.231)	(0.288)	(0.281)	(0.252)	(0.232)
Total dividends and distributions	—	(0.231)	(0.288)	(0.281)	(0.252)	(0.232)
Net asset value, end of period	$ 11.835	$ 12.061	$ 11.464	$ 10.885	$ 11.234	$ 11.160
Total return[3]	(1.87%)	7.23%	7.97%	(0.58%)	2.92%	2.04%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,060,316	$1,032,877	$952,426	$943,149	$1,046,956	$1,025,156
Ratio of expenses to average net assets	0.60%	0.60%	0.60%	0.60%	0.59%	0.57%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.73%	0.72%	0.72%	0.73%	0.71%	0.69%
Ratio of net investment income to average net assets	1.34%	1.72%	2.23%	2.25%	2.02%	1.91%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.21%	1.60%	2.11%	2.13%	1.90%	1.79%
Portfolio turnover	45%	92%	43%	43%	49%	56%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Bond Index Fund–73

LVIP SSGA Bond Index Fund
Notes to Financial Statements
June 30, 2021 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 105 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP SSGA Bond Index Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”) and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek to match as closely as practicable, before fees and expenses, the performance of the Bloomberg Barclays U.S. Aggregate Bond Index.
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–U.S. government and agency securities are valued at the mean between their bid and ask prices, which approximates fair value.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   Other debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2021 and for all open tax years (years ended December 31, 2017-December 31, 2020), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2021, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
To Be Announced Securities (TBA)–The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund's ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income.   The Fund declares and distributes dividends
LVIP SSGA Bond Index Fund–74

LVIP SSGA Bond Index Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.40% of the Fund's average daily net assets.   LIAC has contractually agreed to waive a portion of its advisory fee as follows: 0.08% of the first $500 million of the Fund's average daily net assets; 0.122% of the next $1.5 billion; 0.152% of the next $500 million; 0.157% of the next $2.5 billion; and 0.162% of the Fund’s average daily net assets in excess of $5 billion.   The agreement will continue at least through April 30, 2022, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.   The management fee, net of waivers, is calculated daily and paid monthly.   Prior to April 1, 2021, the waiver amount was 0.08% on the first $500 million of the Fund’s average daily net assets; 0.122% on the next $1.5 billion and 0.152% on the next $2 billion of the Fund’s average daily net assets.
SSGA Funds Management, Inc. (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2021, costs for these administrative and legal services were as follows:
Administrative	$94,984
Legal	15,106
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $11,326 for the six months ended June 30, 2021.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2021, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LIAC	$699,600
Distribution fees payable to LFD	217,084
Printing and mailing fees payable to Lincoln Life	11,326
Shareholder servicing fees payable to Lincoln Life	74,320
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
The Fund has an investment in Lincoln National Corporation, the parent company of LIAC. Investments in companies considered to be affiliates of the Fund and the corresponding investment activity for the six months ended June 30, 2021, were as follows:
LVIP SSGA Bond Index Fund–75

LVIP SSGA Bond Index Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
	Value 12/31/20	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)[1]	Value 6/30/21	Principal Amount° 6/30/21	Interest Income
Corporate Bond-0.02%@
Insurance-0.02% @
Lincoln National 4.00% 9/1/23	$545,351	$—	$—	$—	$(9,191)	$536,489	500,000	$10,000

[1]	Accretion/(amortization) of (329) not shown in table.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
@	As a percentage of Net Assets as of June 30, 2021.
3. Investments
For the six months ended June 30, 2021, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases other than U.S. government securities	$ 76,830,758
Purchases of U.S. government securities	1,378,100,355
Sales other than U.S. government securities	83,233,786
Sales of U.S. government securities	1,344,372,660
At June 30, 2021, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2021, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$3,115,369,443
Aggregate unrealized appreciation of investments	$ 161,309,801
Aggregate unrealized depreciation of investments	(20,548,733)
Net unrealized appreciation of investments	$ 140,761,068
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2021.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP SSGA Bond Index Fund–76

LVIP SSGA Bond Index Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Commercial Mortgage-Backed Securities	$ —	$ 29,808,469	$—	$ 29,808,469
Agency Mortgage-Backed Securities	—	854,681,753	—	854,681,753
Agency Obligations	—	50,955,383	—	50,955,383
Corporate Bonds	—	853,507,706	—	853,507,706
Municipal Bonds	—	21,297,741	—	21,297,741
Non-Agency Asset-Backed Securities	—	8,910,020	—	8,910,020
Non-Agency Commercial Mortgage-Backed Securities	—	37,096,369	—	37,096,369
Regional Bonds	—	10,097,479	—	10,097,479
Sovereign Bonds	—	47,386,711	—	47,386,711
Supranational Banks	—	45,517,899	—	45,517,899
U.S. Treasury Obligations	—	1,156,720,365	—	1,156,720,365
Money Market Fund	140,150,617	—	—	140,150,617
Total Investments	$140,150,617	$3,115,979,895	$—	$3,256,130,512
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/21	12/31/20
Shares sold:
Standard Class	21,190,907	71,528,811
Service Class	8,754,690	17,326,435
Shares reinvested:
Standard Class	—	3,773,704
Service Class	—	1,588,182
	29,945,597	94,217,132
Shares redeemed:
Standard Class	(26,574,337)	(66,311,508)
Service Class	(4,806,875)	(16,351,726)
	(31,381,212)	(82,663,234)
Net increase (decrease)	(1,435,615)	11,553,898
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $300,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. In addition, certain Participants, including the Fund, is subject to an up-front fee of 0.10% of the sum of commitments. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 16, 2022.
The Fund had no amounts outstanding as of June 30, 2021, or at any time during the period then ended.
6. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
LVIP SSGA Bond Index Fund–77

LVIP SSGA Bond Index Fund
Notes to Financial Statements (continued)
 6. Risk Factors (continued)
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.
The Fund invests in fixed income securities whose values are derived from an underlying pool of mortgages or consumer loans. The values of these securities are sensitive to changes in economic conditions, including delinquencies and defaults, and may be adversely affected by changes in interest rates and shifts in the market’s perception of issuers. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (“CMOs”). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive, not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on a CMO’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities, even if the securities are rated in the highest rating categories.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities.   Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Recent Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) - Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying this ASU.
9. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP SSGA Bond Index Fund–78

LVIP SSGA Bond Index Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 8-9, 2021, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2020 through December 31, 2020. During the period covered by the report, there was one liquidity event due to an extended Taiwanese foreign holiday in February 2020 that caused the LVIP SSGA Emerging Markets Equity Index Fund to classify its Taiwanese securities as illiquid for one day, which caused the Fund to exceed the 15% limit on illiquid securities on that day. The LVIP SSGA Emerging Markets Equity Index Fund was under the 15% limitation the following business day, and there was no impact on the Fund ability to timely meet redemptions. There were no additional liquidity events that impacted the Fund or its respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP SSGA Bond Index Fund–79

LVIP SSGA Emerging Markets Equity Index Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2021

LVIP SSGA Emerging Markets Equity Index Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP SSGA Emerging Markets Equity Index Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2021 to June 30, 2021
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”) and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021 to June 30, 2021.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect expense reimbursements in effect.
	BeginningAccount Value 1/1/21	Ending Account Value 6/30/21	Annualized Expense Ratio	Expenses Paid During Period 1/1/21 to 6/30/21*
Actual
Standard Class Shares	$1,000.00	$1,071.20	0.50%	$2.57
Service Class Shares	1,000.00	1,069.90	0.75%	3.85
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.30	0.50%	$2.51
Service Class Shares	1,000.00	1,021.10	0.75%	3.76

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP SSGA Emerging Markets Equity Index Fund–1

LVIP SSGA Emerging Markets Equity Index Fund
Security Type/Country and Sector Allocations and Top 10 Equity Holdings (unaudited)
As of June 30, 2021
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Country	Percentage of Net Assets
Common Stock	95.59%
Argentina	0.01%
Australia	0.01%
Brazil	3.93%
Chile	0.33%
China	33.65%
Colombia	0.11%
Comoros	0.03%
Czech Republic	0.11%
Egypt	0.06%
Greece	0.13%
Hong Kong	2.55%
Hungary	0.22%
India	9.78%
Indonesia	1.08%
Kuwait	0.51%
Luxembourg	0.03%
Malaysia	1.23%
Mexico	1.73%
Peru	0.18%
Philippines	0.61%
Poland	0.69%
Qatar	0.64%
Republic of Korea	12.31%
Romania	0.03%
Russia	3.17%
Saudi Arabia	2.84%
South Africa	3.41%
Taiwan	13.63%
Thailand	1.58%
Turkey	0.23%
United Arab Emirates	0.67%
Uruguay	0.10%
Preferred Stocks	2.16%
Rights	0.00%
Warrants	0.00%
Corporate Bond	0.00%
Money Market Fund	0.89%
Total Investments	98.64%
Receivables and Other Assets Net of Liabilities	1.36%
Total Net Assets	100.00%
Sector designations may be different than the sector designations presented in other Fund materials.
Sector	Percentage of Net Assets
Aerospace & Defense	0.12%
Air Freight & Logistics	0.27%
Airlines	0.12%
Auto Components	0.57%
Automobiles	3.19%
Banks	11.96%
Beverages	1.26%
Biotechnology	1.01%
Building Products	0.05%
Capital Markets	1.06%
Chemicals	2.66%
Commercial Services & Supplies	0.31%
Communications Equipment	0.19%
Construction & Engineering	0.45%
Construction Materials	0.98%
Consumer Finance	0.49%
Containers & Packaging	0.08%
Distributors	0.01%
Diversified Consumer Services	0.33%
Diversified Financial Services	0.67%
Diversified Telecommunication Services	1.01%
Electric Utilities	0.70%
Electrical Equipment	0.48%
Electronic Equipment, Instruments & Components	2.67%
Energy Equipment & Services	0.06%
Entertainment	1.26%
Equity Real Estate Investment Trusts	0.08%
Food & Staples Retailing	1.11%
Food Products	1.69%
Gas Utilities	0.55%
Health Care Equipment & Supplies	0.37%
Health Care Providers & Services	0.67%
Health Care Technology	0.18%
Hotels, Restaurants & Leisure	0.74%
Household Durables	0.42%
Household Products	0.39%
Independent Power and Renewable Electricity Producers	0.53%
Industrial Conglomerates	0.86%
Insurance	2.52%
Interactive Media & Services	7.20%
Internet & Direct Marketing Retail	9.67%
IT Services	2.07%
Leisure Products	0.07%
Life Sciences Tools & Services	1.22%
Machinery	0.49%
Marine	0.65%
Media	0.24%
Metals & Mining	4.28%

LVIP SSGA Emerging Markets Equity Index Fund–2

LVIP SSGA Emerging Markets Equity Index Fund
Security Type/Country and Sector Allocations and Top 10 Equity Holdings (unaudited) (continued)
Sector	Percentage of Net Assets
Multiline Retail	0.45%
Multi-Utilities	0.03%
Oil, Gas & Consumable Fuels	4.89%
Paper & Forest Products	0.19%
Personal Products	0.64%
Pharmaceuticals	1.43%
Professional Services	0.03%
Real Estate Management & Development	1.89%
Road & Rail	0.23%
Semiconductors & Semiconductor Equipment	8.83%
Software	0.42%
Specialty Retail	0.59%
Technology Hardware, Storage & Peripherals	5.87%
Textiles, Apparel & Luxury Goods	1.22%
Thrifts & Mortgage Finance	0.65%
Tobacco	0.30%
Trading Companies & Distributors	0.08%
Transportation Infrastructure	0.53%
Water Utilities	0.10%
Wireless Telecommunication Services	1.41%
Total	97.74%
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
Taiwan Semiconductor Manufacturing	6.04%
Tencent Holdings	4.97%
Alibaba Group Holding	4.67%
Samsung Electronics	3.93%
Meituan Dianping Class B	1.71%
Naspers Class N	1.05%
Vale	1.02%
Reliance Industries	0.93%
China Construction Bank Class H	0.87%
Infosys	0.84%
Total	26.03%

IT–Information Technology

LVIP SSGA Emerging Markets Equity Index Fund–3

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets
June 30, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–95.59%
Argentina–0.01%
†YPF ADR	20,800	$ 97,344
		97,344
Australia–0.01%
†MMG	236,000	103,953
		103,953
Brazil–3.93%
†Adecoagro	7,700	77,308
†Alpargatas	20,300	204,396
Ambev	544,900	1,868,992
Atacadao	46,000	194,588
†B2W Cia Digital	25,636	342,755
B3 SA - Brasil Bolsa Balcao	714,700	2,406,857
Banco Bradesco	169,131	744,696
Banco BTG Pactual	30,493	746,661
Banco do Brasil	98,600	636,743
†Banco Inter	39,472	573,696
Banco Santander	46,100	376,582
BB Seguridade Participacoes	79,400	370,197
Bradespar	25,400	379,841
†BRF	63,100	345,326
CCR	138,700	374,789
Centrais Eletricas Brasileiras	38,100	330,535
Cia de Saneamento Basico do Estado de Sao Paulo	38,000	279,472
Cia Paranaense de Energia	118,000	139,973
Cia Siderurgica Nacional	79,800	702,088
Cosan	116,200	557,194
CPFL Energia	26,000	140,408
Energisa	20,500	191,077
Engie Brasil Energia	21,125	166,238
Equatorial Energia	101,400	507,224
Hapvida Participacoes e Investimentos	127,386	395,696
Hypera	42,000	290,060
JBS	122,500	718,922
†Klabin	82,300	433,193
Localiza Rent a Car	69,421	893,269
Lojas Renner	103,312	923,905
Magazine Luiza	336,948	1,432,798
†Natura & Co. Holding	102,796	1,167,507
Notre Dame Intermedica Participacoes	59,753	1,022,353
Petrobras Distribuidora	86,900	465,442
Petroleo Brasileiro	420,000	2,565,362
Raia Drogasil	121,700	606,812
Rede D'Or Sao Luiz	19,600	273,166
†Rumo	147,918	570,997
†Suzano	86,530	1,042,090
Telefonica Brasil	58,000	490,000
TIM S.A.	93,800	217,631
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Brazil (continued)
TOTVS	54,300	$ 409,614
Ultrapar Participacoes	83,100	307,586
Vale	441,500	10,034,010
†Via Varejo	146,400	464,178
WEG	193,200	1,306,697
		38,688,924
Chile–0.33%
Banco de Chile	5,065,388	499,993
Banco de Credito e Inversiones	5,865	247,581
Banco Santander Chile	7,303,692	361,112
Cencosud	153,905	306,200
Cencosud Shopping	56,483	92,371
Colbun	918,513	128,336
Empresas CMPC	126,127	300,552
Empresas COPEC	43,337	426,649
Enel Americas	2,431,140	356,863
Enel Chile	3,291,703	189,374
Falabella	84,131	374,482
		3,283,513
China–33.65%
†21Vianet Group	9,700	222,615
†360 Finance	9,200	384,928
†360 Security Technology Class A	32,000	60,469
†3SBio	141,000	174,336
†51job ADR	3,200	248,864
AAC Technologies Holdings	84,000	628,569
Addsino Class A	10,900	31,832
AECC Aero-Engine Control Class A	6,100	19,665
AECC Aviation Power Class A	14,901	122,664
Agile Group Holdings	132,000	171,029
†Agora	5,100	213,996
Agricultural Bank of China Class A	415,000	194,608
Agricultural Bank of China Class H	2,968,000	1,032,109
Aier Eye Hospital Group Class A	30,132	331,005
†Air China Class A	29,100	35,038
†Air China Class H	222,000	163,263
†Akeso	29,000	234,000
†Alibaba Group Holding	1,620,000	45,902,399
†Alibaba Group Holding ADR	9,600	2,177,088
A-Living Services Class H	54,250	270,052
†Aluminum of China Class H	462,000	275,499
†Aluminumof China Class A	66,900	54,875
LVIP SSGA Emerging Markets Equity Index Fund–4

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Angel Yeast Class A	5,500	$ 46,288
Anhui Conch Cement Class A	20,400	129,602
Anhui Conch Cement Class H	145,500	772,072
Anhui Gujing Distillery Class A	2,300	85,252
Anhui Gujing Distillery Class B	12,000	166,145
Anhui Honglu Steel Construction Group Class A	2,100	18,964
Anhui Kouzi Distillery Class A	3,900	40,856
ANTA Sports Products	124,000	2,919,413
Apeloa Pharmaceutical Class A	7,600	34,580
Asymchem Laboratories Tianjin Class A	1,600	92,264
Autobio Diagnostics Class A	2,470	28,964
Autohome ADR	7,000	447,720
AVIC Aircraft Class A	18,100	73,616
Avic Aviation High-Technology Class A	6,400	30,487
Avic Capital Class A	62,200	37,254
AVIC Electromechanical Systems Class A	24,600	38,338
AVIC Jonhon Optronic Technology Class A	7,300	89,275
AVIC Shenyang Aircraft Class A	10,780	100,602
AviChina Industry & Technology Class H	274,000	181,389
Avicopter Class A	3,500	28,568
†Baidu ADR	29,000	5,913,100
†Baidu Class A	12,547	322,228
Bank of Beijing Class A	109,200	82,304
Bank of Chengdu Class A	21,000	41,081
Bank of China Class A	187,700	89,472
Bank of China Class H	9,013,000	3,238,704
Bank of Communications Class A	203,920	154,641
Bank of Hangzhou Class A	39,900	91,083
Bank of Jiangsu Class A	83,200	91,422
Bank of Nanjing Class A	59,500	96,873
Bank of Ningbo Class A	34,700	209,281
Bank of Shanghai Class A	72,540	92,058
Baoshan Iron & Steel Class A	124,400	147,090
†Baozun ADR	6,800	240,992
BBMG Class A	44,200	18,401
†BeiGene ADR	5,200	1,784,588
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
†Beijing BDStar Navigation Class A	2,200	$ 14,665
†Beijing Capital International Airport Class H	222,000	147,251
Beijing Dabeinong Technology Group Class A	22,400	23,574
Beijing Enlight Media Class A	20,700	34,631
Beijing Enterprises Holdings	54,000	191,608
†Beijing Enterprises Water Group	600,000	227,194
Beijing New Building Materials Class A	11,400	69,249
Beijing Originwater Technology Class A	22,600	25,568
Beijing Shiji Information Technology Class A	7,700	28,016
Beijing Shunxin Agriculture Class A	4,800	31,334
Beijing Sinnet Technology Class A	9,300	20,712
Beijing Tiantan Biological Products Class A	8,260	43,784
Beijing United Information Technology Class A	1,000	15,472
Beijing Yanjing Brewery Class A	21,400	23,979
Beijing Yuanliu Hongyuan Electronic Technology Class A	600	11,878
Beijing-Shanghai High Speed Railway Class A	123,900	101,437
Betta Pharmaceuticals Class A	2,700	45,229
BGI Genomics Class A	2,700	49,559
†Bilibili ADR	18,400	2,241,856
BOE Technology Group Class A	189,500	183,005
†Burning Rock Biotech	4,600	135,516
BYD Class A	9,900	384,573
BYD Class H	90,000	2,691,550
BYD Electronic International	78,000	512,345
By-health Class A	6,700	34,115
C&S Paper Class A	6,600	28,141
Caitong Securities Class A	18,100	29,385
†CanSino Biologics Class A	596	71,741
†CanSino Biologics Class H	8,600	457,010
CGN Power Class H	1,080,000	240,640
Chacha Food Class A	3,000	20,011

LVIP SSGA Emerging Markets Equity Index Fund–5

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Changchun High & New Technology Industry Group Class A	2,300	$ 137,755
Changjiang Securities Class A	26,500	30,021
Changzhou Xingyu Automotive Lighting Systems Class A	2,000	69,867
Chaozhou Three-Circle Group Class A	11,500	75,499
†Chifeng Jilong Gold Mining Class A	9,300	21,575
China Aerospace Times Electronics Class A	13,500	15,712
China Aoyuan Group	138,000	116,417
China Avionics Systems Class A	9,700	24,845
China Bohai Bank Class H	282,000	97,701
China CITIC Bank Class H	1,040,000	492,923
China Communications Services Class H	260,000	129,928
China Conch Venture Holdings	187,500	789,672
China Construction Bank Class A	39,900	41,064
†China CSSC Holdings Class A	6,100	15,586
†China East Education Holding	60,500	95,063
†China Eastern Airlines Class A	51,000	40,096
China Education Group Holdings	88,000	196,304
China Everbright	112,000	131,844
China Everbright Bank Class A	224,000	131,042
China Everbright Bank Class H	383,000	156,371
China Everbright Environment Group	425,000	240,846
China Evergrande Group	227,000	295,872
China Feihe	375,000	809,474
†China Fortune Land Development Class A	14,723	11,940
China Galaxy Securities Class A	17,900	29,864
China Galaxy Securities Class H	424,500	253,137
China Great Wall Securities Class A	1,700	2,928
China Greatwall Technology Group Class A	19,200	43,383
China Hongqiao Group	228,500	309,599
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
=China Huarong Asset Management Class H	1,088,000	$ 71,466
†China International Capital Class A	4,500	42,831
China International Capital Class H	155,600	418,845
China Jinmao Holdings Group	664,000	222,351
China Jushi Class A	26,746	64,201
China Lesso Group Holdings	124,000	305,995
China Life Insurance Class A	14,700	77,101
China Life Insurance Class H	860,000	1,705,756
†China Literature	42,400	471,548
China Longyuan Power Group Class H	366,000	630,718
China Medical System Holdings	156,000	410,881
†China Meidong Auto Holdings	64,000	349,085
†China Mengniu Dairy	332,000	2,007,573
China Merchants Bank Class A	115,300	966,982
China Merchants Bank Class H	443,500	3,784,227
China Merchants Energy Shipping Class A	55,680	39,812
China Merchants Property Operation & Service Class A	5,100	13,560
China Merchants Securities Class A	42,600	125,398
China Merchants Shekou Industrial Zone Holdings Class A	33,300	56,432
China Minsheng Banking Class A	192,400	131,315
China Molybdenum Class A	103,400	82,573
China Molybdenum Class H	375,000	222,654
China National Chemical Engineering Class A	29,900	40,536
China National Medicines Class A	4,700	24,048
China National Nuclear Power Class A	83,500	65,389
China National Software & Service Class A	3,200	28,194
China Northern Rare Earth Group High-Tech Class A	22,800	73,042
China Oilfield Services Class H	198,000	177,489

LVIP SSGA Emerging Markets Equity Index Fund–6

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
China Overseas Land & Investment	441,000	$ 1,001,924
China Overseas Property Holdings	150,000	160,349
China Pacific Insurance Group Class A	36,400	163,200
China Pacific Insurance Group Class H	306,200	964,232
China Petroleum & Chemical Class A	123,800	83,537
China Petroleum & Chemical Class H	2,796,000	1,415,231
China Power International Development	512,000	112,103
China Railway Group Class A	103,900	84,259
China Resources Beer Holdings	168,000	1,509,215
China Resources Gas Group	108,000	648,198
China Resources Land	368,000	1,490,617
China Resources Mixc Lifestyle Services	30,000	205,363
China Resources Pharmaceutical Group	171,000	106,596
China Resources Power Holdings	226,000	308,540
China Resources Sanjiu Medical & Pharmaceutical Class A	600	2,484
China Shenhua Energy Class A	26,700	80,661
China Shenhua Energy Class H	399,500	783,121
†China Shipbuilding Industry Class A	112,200	71,542
China South Publishing & Media Group Class A	12,400	16,926
†China Southern Airlines Class A	41,100	38,292
†China Southern Airlines Class H	208,000	129,124
China State Construction Engineering Class A	227,400	163,649
China Taiping Insurance Holdings	185,800	309,176
China Tourism Group Duty Free Class A	11,000	510,892
China Tower Class H	4,936,000	680,231
China TransInfo Technology Class A	10,800	27,913
China Vanke Class A	50,700	186,826
China Vanke Class H	201,700	631,262
China Yangtze Power Class A	122,484	391,254
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
China Yuhua Education	128,000	$ 115,895
China Zheshang Bank Class A	75,300	46,265
†Chindata Group Holdings	8,200	123,738
†Chongqing Brewery Class A	3,200	98,034
†Chongqing Changan Automobile Class A	25,000	101,680
†Chongqing Fuling Zhacai Group Class A	4,600	26,811
Chongqing Rural Commercial Bank	23,900	14,758
Chongqing Rural Commercial Bank Class H	299,000	118,224
Chongqing Zhifei Biological Products Class A	9,300	268,762
CIFI Holdings Group	384,468	300,075
CITIC	650,000	700,707
CITIC Securities Class A	55,800	215,378
CITIC Securities Class H	256,500	643,538
Contemporary Amperex Technology Class A	13,100	1,084,258
COSCO Shipping Energy Transportation Class A	25,600	24,406
†COSCO Shipping Holdings Class A	57,300	270,828
†COSCO Shipping Holdings Class H	295,500	744,430
COSCO Shipping Ports	210,427	164,237
Country Garden Holdings	891,021	998,401
Country Garden Services Holdings	169,000	1,826,192
CSC Financial Class A	15,400	74,909
CSPC Pharmaceutical Group	1,034,240	1,497,219
Da An Gene of Sun Yat-Sen University Class A	8,256	27,139
†Dada Nexus ADR	6,200	179,862
Dali Foods Group	226,000	134,768
†Daqo New Energy	6,000	390,120
DaShenLin Pharmaceutical Group Class A	4,800	37,968
DHC Software Class A	6,200	7,609
Dong-E-E-Jiao Class A	2,700	15,005
Dongfang Electric Class A	19,900	33,785
Dongxing Securities Class A	10,773	18,223
†DouYu International Holdings	10,900	74,556
East Money Information Class A	59,520	302,047
Ecovacs Robotics Class A	2,400	84,717
ENN Energy Holdings	91,400	1,739,876

LVIP SSGA Emerging Markets Equity Index Fund–7

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Eve Energy Class A	11,555	$ 185,858
Ever Sunshine Lifestyle Services Group	74,000	183,754
Everbright Securities Class A	22,000	60,912
Fangda Carbon New Material Class A	24,880	28,648
Far East Horizon	230,000	240,537
†FAW Jiefang Group	20,700	34,663
Fiberhome Telecommunication Technologies Class A	3,000	8,650
Financial Street Holdings Class A	10,700	11,178
First Capital Securities Class A	22,600	24,973
Flat Glass Group	41,000	168,979
Flat Glass Group Class A	4,900	29,977
Focus Media Information Technology Class A	90,800	132,235
Foshan Haitian Flavouring & Food Class A	19,500	389,158
Fosun International	295,000	424,778
†Founder Securities Class A	43,800	63,448
Foxconn Industrial Internet Class A	35,152	67,514
Fujian Anjoy Foods Class A	1,700	66,832
Fujian Sunner Development Class A	8,200	30,305
Fuyao Glass Industry Group Class A	13,700	118,417
Fuyao Glass Industry Group Class H	67,200	473,428
Ganfeng Lithium Class A	7,100	133,057
Ganfeng Lithium Class H	16,200	242,031
G-bits Network Technology Xiamen Class A	500	41,012
†GCL System Integration Technology Class A	31,500	16,965
†GDS Holdings ADR	10,300	808,447
GEM Class A	30,600	44,280
Gemdale Class A	25,200	39,937
†Genscript Biotech	122,000	532,669
GF Securities Class A	26,400	61,859
GF Securities Class H	153,600	199,015
Giant Network Group Class A	10,500	21,613
Gigadevice Semiconductor Beijing Class A	3,752	109,109
GoerTek Class A	18,900	125,016
†GOME Retail Holdings	1,370,000	176,449
†Gotion High-tech Class A	8,900	60,000
Great Wall Motor Class A	14,900	100,518
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Greenland Holdings Class A	55,900	$ 47,150
Greentown China Holdings	97,500	150,187
Greentown Service Group	166,000	257,842
GRG Banking Equipment Class A	17,800	35,895
†GSX Techedu ADR	13,500	199,395
Guangdong Haid Group Class A	9,900	125,025
Guangdong Hongda Blasting Class A	5,398	23,200
Guangdong Kinlong Hardware Products Class A	2,000	60,064
Guangdong Xinbao Electrical Appliances Holdings Class A	5,000	20,313
†Guanghui Energy Class A	18,400	9,483
Guangzhou Baiyunshan Pharmaceutical Holdings Class A	5,100	26,718
Guangzhou Haige Communications Group Class A	1,900	2,782
Guangzhou Kingmed Diagnostics Group Class A	2,900	71,707
Guangzhou R&F Properties Class H	189,600	216,356
Guangzhou Tinci Materials Technology Class A	6,630	109,360
Guangzhou Wondfo Biotech Class A	2,730	27,332
Guangzhou Yuexiu Financial Holdings Group Class A	14,700	28,802
Guolian Securities Class A	9,200	21,927
Guosen Securities Class A	16,300	27,119
Guotai Junan Securities Class A	40,100	106,371
Guoyuan Securities Class A	22,940	28,296
Haidilao International Holding	110,000	579,447
Haier Smart Home Class A	33,600	134,734
†Haier Smart Home Class H	228,000	795,796
Haitian International Holdings	74,000	248,277
Haitong Securities Class A	46,500	82,760
Haitong Securities Class H	333,600	292,168
†Hang Zhou Great Star Industrial Class A	3,100	16,351
Hangzhou First Applied Material Class A	5,532	90,008

LVIP SSGA Emerging Markets Equity Index Fund–8

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Hangzhou Oxygen Plant Group Class A	2,100	$ 11,242
Hangzhou Robam Appliances Class A	6,100	43,899
=Hangzhou Silan Microelectronics Class A	8,200	71,512
Hangzhou Tigermed Consulting Class A	2,500	74,790
Hangzhou Tigermed Consulting Class H	13,700	321,136
Hansoh Pharmaceutical Group	136,000	595,546
Hefei Meiya Optoelectronic Technology Class A	3,100	26,752
Heilongjiang Agriculture Class A	7,300	16,901
Henan Shuanghui Investment & Development Class A	16,200	79,728
Hengan International Group	76,000	508,996
Hengli Petrochemical Class A	35,800	145,384
†HengTen Networks Group	308,000	246,343
Hengyi Petrochemical Class A	25,670	47,475
†Hesteel Class A	47,700	18,160
Hithink RoyalFlush Information Network Class A	2,800	48,872
Hongfa Technology Class A	5,600	54,341
Hopson Development Holdings	76,900	352,593
†Hua Hong Semiconductor	60,000	331,517
Huaan Securities Class A	20,540	17,706
Huadian Power International Class A	22,000	11,713
Huadong Medicine Class A	9,000	64,086
Huafon Chemical Class A	16,400	36,041
Huagong Tech Class A	4,700	17,108
Hualan Biological Engineering Class A	11,020	62,558
Huaneng Power International Class A	41,600	27,169
Huaneng Power International Class H	428,000	167,577
Huatai Securities Class A	32,600	79,716
Huatai Securities Class H	183,400	269,279
Huaxi Securities Class A	8,000	11,923
Huaxia Bank Class A	61,300	58,725
Huaxin Cement Class A	6,100	16,587
Huayu Automotive Systems Class A	17,000	69,116
†Huazhu Group ADR	19,000	1,003,390
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Hubei Biocause Pharmaceutical Class A	30,500	$ 17,088
Huizhou Desay Sv Automotive Class A	1,200	20,444
Humanwell Healthcare Group Class A	10,800	47,252
Hunan Valin Steel Class A	38,100	38,917
Hundsun Technologies Class A	6,920	99,868
†HUYA ADR	8,900	157,085
Iflytek Class A	13,700	143,288
†I-Mab ADR	3,500	293,825
Industrial & Commercial Bank of China Class A	295,900	236,758
Industrial & Commercial Bank of China Class H	6,414,000	3,766,964
Industrial Bank Class A	117,296	373,048
Industrial Securities Class A	36,542	54,631
Ingenic Semiconductor Class A	2,300	35,923
†Inner Mongolia BaoTou Steel Union Class A	248,600	59,635
Inner Mongolia Junzheng Energy & Chemical Industry Group Class A	50,700	39,939
Inner Mongolia Yili Industrial Group Class A	33,900	193,229
†Innovent Biologics	128,000	1,492,781
Inspur Electronic Information Industry Class A	9,660	42,055
Intco Medical Technology Class A	2,300	44,423
†iQIYI ADR	32,300	503,234
Ithaca Energy North Sea Class A	8,300	69,571
†JA Solar Technology Class A	7,500	56,876
Jafron Biomedical Class A	5,310	70,970
Jason Furniture Hangzhou Class A	4,200	50,233
†JCET Group Class A	8,900	51,900
†JD Health International	33,150	475,200
†JD.com ADR	98,100	7,829,361
Jiangsu Changshu Rural Commercial Bank Class A	15,700	15,065
Jiangsu Eastern Shenghong Class A	13,900	44,961
Jiangsu Expressway Class H	142,000	160,759
Jiangsu Hengli Hydraulic Class A	8,132	108,134

LVIP SSGA Emerging Markets Equity Index Fund–9

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Jiangsu Hengrui Medicine Class A	35,522	$ 373,667
Jiangsu Shagang Class A	14,800	24,989
Jiangsu Yanghe Brewery Joint-Stock Class A	8,600	275,777
Jiangsu Yangnong Chemical Class A	1,800	31,136
Jiangsu Yuyue Medical Equipment & Supply Class A	4,100	24,195
Jiangsu Zhongnan Construction Group Class A	30,800	28,219
Jiangsu Zhongtian Technology Class A	21,600	33,429
Jiangxi Copper Class A	10,900	37,753
Jiangxi Copper Class H	139,000	284,649
Jiangxi Zhengbang Technology Class A	17,500	32,365
Jilin Aodong Pharmaceutical Group Class A	8,100	19,418
Jinke Properties Group Class A	36,900	33,065
Jinxin Fertility Group	154,000	388,754
JiuGui Liquor Class A	2,200	87,027
Jiumaojiu International Holdings	76,000	310,781
Joincare Pharmaceutical Group Industry Class A	12,300	26,136
Joinn Laboratories China Class A	600	17,063
Jointown Pharmaceutical Group Class A	9,500	22,598
Jonjee Hi-Tech Industrial And Commercial Holding Class A	5,231	34,018
Joyoung Class A	4,800	24,136
JOYY	6,700	441,999
Juewei Food Class A	4,000	52,180
†Kaisa Group Holdings	322,285	122,035
†KE Holdings ADR	39,700	1,892,896
†Kingdee International Software Group	279,000	946,853
Kingfa Sci & Tech Class A	18,100	58,434
Kingsoft	102,000	611,530
†Kingsoft Cloud Holdings ADR	6,400	217,152
†Kuaishou Technology	29,400	737,622
†Kuang-Chi Technologies Class A	13,000	41,868
Kunlun Energy	452,000	416,821
Kweichow Moutai Class A	7,100	2,259,953
KWG Group Holdings	142,000	190,204
Lakala Payment Class A	4,300	18,787
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Laobaixing Pharmacy Chain Class A	2,800	$ 22,828
Lenovo Group	834,000	959,213
Lens Technology Class A	28,900	131,542
Leo Group Class A	35,500	12,856
Lepu Medical Technology Beijing Class A	9,900	49,213
Leyard Optoelectronic Class A	14,800	17,912
†Li Auto ADR	52,200	1,823,868
Li Ning	245,000	2,991,384
Liaoning Cheng Da Class A	7,800	25,121
Lingyi iTech Guangdong Class A	39,600	56,322
Livzon Pharmaceutical Group Class A	2,400	18,579
Logan Group	157,000	234,965
Lomon Billions Group Class A	11,300	60,475
Longfor Group Holdings	209,000	1,170,936
LONGi Green Energy Technology Class A	30,380	417,702
†Lufax Holding ADR	20,100	227,130
Luxshare Precision Industry Class A	39,287	279,690
Luzhou Laojiao Class A	8,400	306,726
Maccura Biotechnology Class A	4,600	29,964
Mango Excellent Media Class A	10,900	115,723
Maxscend Microelectronics	1,620	134,761
†Meinian Onehealth Healthcare Holdings Class A	20,600	29,044
†Meituan Dianping Class B	407,900	16,832,317
Metallurgicalof China Class A	116,700	53,822
Midea Group	18,900	208,760
†Ming Yuan Cloud Group Holdings	43,000	213,496
Minth Group	86,000	408,717
Momo ADR	17,800	272,518
Montage Technology Class A	1,282	12,377
Muyuan Foodstuff Class A	29,050	273,440
NanJi E-Commerce Class A	18,100	27,368
Nanjing King-Friend Biochemical Pharmaceutical Class A	4,370	28,236
Nanjing Securities Class A	17,700	28,818
†Nanyang Topsec Technologies Group Class A	8,600	26,313
NARI Technology Class A	33,264	119,641

LVIP SSGA Emerging Markets Equity Index Fund–10

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
NAURA Technology Group Class A	3,000	$ 128,785
†NavInfo Class A	12,700	28,893
NetEase ADR	45,600	5,255,400
New China Life Insurance Class A	12,100	85,973
New China Life Insurance Class H	95,400	325,606
†New Hope Liuhe Class A	24,800	56,306
†New Oriental Education & Technology Group Sponsored ADR	177,600	1,454,544
Ninestar Class A	7,300	36,379
Ningbo Joyson Electronic Class A	8,400	33,176
Ningbo Tuopu Group Class A	7,900	45,763
Ningxia Baofeng Energy Group Class A	21,400	45,307
†NIO ADR	146,100	7,772,520
†Noah Holdings Sponsored ADR	4,000	188,800
Nongfu Spring Class H	33,600	168,556
Northeast Securities Class A	6,700	8,762
†Offcn Education Technology Class A	10,999	35,560
Offshore Oil Engineering Class A	22,000	15,322
OFILM Group Class A	15,100	20,752
†OneConnect Financial Technology	12,000	144,240
Oppein Home Group Class A	2,600	57,123
Orient Securities Class A	28,200	43,600
Ovctek China Class A	5,669	90,850
†Pacific Securities Class A	31,600	16,579
†Pangang Group Vanadium Titanium & Resources Class A	23,931	8,481
People's Insurance Group of China Class H	1,007,000	335,913
People's InsuranceGroup of China Class A	22,600	20,741
Perfect World Class A	10,850	40,149
PetroChina Class A	86,800	71,063
PetroChina Class H	2,452,000	1,193,741
Pharmaron Beijing Class A	3,400	114,180
Pharmaron Beijing Class H	14,700	391,909
PICC Property & Casualty Class H	804,000	704,146
†Pinduoduo ADR	49,200	6,249,384
Ping An Bank Class A	108,592	380,155
†Ping An Healthcare and Technology	55,400	689,976
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Ping An Insurance Group of China Class A	58,500	$ 581,972
Ping An Insurance Group of China Class H	695,000	6,807,407
Poly Developments and Holdings Group Class A	66,600	124,100
Poly Property Development Class H	12,400	84,165
Postal Savings Bank of China Class A	138,000	107,214
Power Construction of China Class A	100,700	60,313
Powerlong Real Estate Holdings	93,000	79,893
Proya Cosmetics Class A	1,000	30,444
Qianhe Condiment and Food Class A	5,160	20,995
Qingdao Rural Commercial	32,500	21,528
Raytron Technology Class A	1,511	23,345
RiseSun Real Estate Development Class A	20,600	17,981
†RLX Technology ADR	13,900	121,347
Rongsheng Petro Chemical Class A	54,150	144,731
SAIC Motor Class A	43,000	146,207
Sailun Group Class A	6,600	10,204
Sanan Optoelectronics Class A	25,400	125,989
Sangfor Technologies Class A	2,700	108,427
Sany Heavy Equipment International Holdings	87,000	88,184
Sany Heavy Industry Class A	48,600	218,651
SDIC Capital Class A	33,593	44,139
SDIC Power Holdings Class A	32,700	48,634
Sealand Securities Class A	26,000	17,061
†Seazen Group	256,000	242,670
Seazen Holdings Class A	14,100	90,778
SF Holding Class A	25,200	264,034
Shaanxi Coal Industry Class A	49,300	90,414
Shandong Buchang Pharmaceuticals Class A	3,300	11,486
Shandong Gold Mining Class A	24,480	72,817
Shandong Gold Mining Class H	71,250	126,087
Shandong Hualu Hengsheng Chemical Class A	13,910	66,628
Shandong Linglong Tyre Class A	9,500	64,309

LVIP SSGA Emerging Markets Equity Index Fund–11

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Shandong Nanshan Aluminum Class A	82,800	$ 46,132
Shandong Pharmaceutical Glass Class A	3,800	19,966
Shandong Sinocera Functional Material Class A	5,600	42,251
Shandong Sun Paper Industry Class A	17,100	35,330
Shandong Weigao Group Medical Polymer Class H	288,000	672,122
Shanghai Bailian Group Class A	3,300	10,291
Shanghai Bairun Investment Holding Group Class A	4,760	69,830
Shanghai Baosight Software Class A	6,890	54,276
Shanghai Construction Group Class A	12,200	5,211
†Shanghai Electric Group Class A	54,800	35,960
Shanghai Fosun Pharmaceutical Group Class A	11,600	129,492
Shanghai Fosun Pharmaceutical Group Class H	58,000	468,374
†Shanghai International Airport Class A	4,200	31,285
Shanghai International Port Group Class A	45,600	33,663
Shanghai Jahwa United Class A	3,200	29,784
Shanghai Jinjiang International Hotels Class A	4,500	39,662
Shanghai Lingang Holdings Class A	12,240	33,908
Shanghai Lujiazui Finance & Trade Zone Development Class B	114,420	106,296
Shanghai M&G Stationery Class A	6,000	78,521
Shanghai Pharmaceuticals Holding Class A	5,700	18,640
Shanghai Pharmaceuticals Holding Class H	96,100	209,917
Shanghai Pudong Development Bank Class A	163,400	252,884
Shanghai Putailai New Energy Technology Class A	4,480	94,711
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Shanghai RAAS Blood Products Class A	36,900	$ 42,774
Shanghai Yuyuan Tourist Mart Group Class A	21,600	38,744
Shanghai Zhangjiang High-Tech Park Development Class A	8,900	25,165
Shanxi Lu'an Environmental Energy Development Class A	14,300	26,137
†Shanxi Meijin Energy Class A	26,600	31,122
Shanxi Securities Class A	8,650	8,983
Shanxi Taigang Stainless Steel Class A	28,200	32,689
Shanxi Xinghuacun Fen Wine Factory Class A	5,200	360,538
Shanxi Xishanal & Electricity Power Class A	28,470	36,615
Shenergy Class A	9,800	9,312
†Shenghe Resources Holding Class A	5,000	13,434
Shengyi Technology Class A	12,800	46,375
Shennan Circuits Class A	2,820	48,501
Shenwan Hongyuan Group Class A	116,600	84,453
Shenzhen Capchem Technology Class A	2,400	37,181
Shenzhen Energy Group Class A	25,800	36,615
Shenzhen Goodix Technology Class A	2,200	44,137
Shenzhen Hepalink Pharmaceutical Group Class A	6,900	17,011
Shenzhen Inovance Technology Class A	16,350	187,907
Shenzhen Kaifa Technology Class A	8,200	24,290
Shenzhen Kangtai Biological Products Class A	4,100	94,545
Shenzhen Mindray Bio-Medical Electronics Class A	6,300	468,055
†Shenzhen MTC Class A	33,100	31,095
Shenzhen Overseas Chinese Town Class A	45,044	51,866
†Shenzhen Salubris Pharmaceuticals Class A	6,900	35,133
Shenzhen SC New Energy Technology Class A	1,800	32,318
Shenzhen Sunway Communication Class A	4,600	21,984

LVIP SSGA Emerging Markets Equity Index Fund–12

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Shenzhou International Group Holdings	95,200	$ 2,404,431
Shijiazhuang Yiling Pharmaceutical Class A	6,600	29,785
Shimao Services Holdings	51,000	176,365
Sichuan Chuantou Energy Class A	20,400	38,928
Sichuan Kelun Pharmaceutical Class A	6,500	20,069
Sichuan Swellfun Class A	3,200	62,574
Silergy	9,000	1,224,226
Sinolink Securities Class A	20,400	40,065
Sinoma Science & Technology Class A	10,300	41,717
Sinopec Shanghai Petrochemical Class A	25,200	14,664
Sinotrans Class A	26,300	20,555
Sinotruk Hong Kong	77,000	165,022
Skshu Paint Class A	2,380	64,828
Smoore International Holdings	130,000	720,799
Songcheng Performance Development Class A	12,120	31,512
SooChow Securities Class A	20,880	26,950
Southwest Securities Class A	29,800	22,460
†Spring Airlines Class A	4,400	38,747
Sunac China Holdings	293,000	1,005,686
†Sunac Services Holdings	59,000	219,228
Sungrow Power Supply Class A	9,000	160,264
=†Suning.com Class A	45,500	39,363
Sunny Optical Technology Group	81,900	2,588,548
Sunwoda Electronic Class A	10,600	53,415
Suofeiya Home Collection Class A	3,600	13,483
Suzhou Dongshan Precision Manufacturing Class A	11,600	37,413
Suzhou Gold Mantis Construction Decoration Class A	19,700	24,147
Suzhou Maxwell Technologies Class A	400	28,148
†TAL Education Group ADR	45,200	1,140,396
Tangshan Jidong Cement Class A	9,900	18,922
TBEA Class A	22,200	44,150
TCL Technology Group Class A	82,700	97,912
Tencent Holdings	650,300	48,912,999
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
†Tencent Music Entertainment Group ADR	72,600	$ 1,123,848
†Tianfeng Securities Class A	40,100	30,161
Tianjin 712 Communication & Broadcasting Class A	5,600	31,287
Tianjin Zhonghuan Semiconductor Class A	18,700	111,712
Tianma Microelectronics Class A	15,900	34,893
Tianshui Huatian Technology Class A	15,000	35,727
Tingyi Cayman Islands Holding	226,000	451,168
Toly Bread Class A	4,200	20,280
†Tongcheng-Elong Holdings	99,600	249,375
TongFu Microelectronics Class A	9,732	36,208
Tonghua Dongbao Pharmaceutical Class A	8,114	14,994
Tongkun Group Class A	12,200	45,485
Tongling Nonferrous Metals Group Class A	57,900	24,373
Tongwei Class A	25,100	168,086
†Topchoice Medical Class A	2,000	127,216
Topsports International Holdings	139,000	227,719
Transfar Zhilian Class A	17,900	21,359
TravelSky Technology Class H	110,000	237,446
†Trip.com Group ADR	57,800	2,049,588
Tsingtao Brewery Class A	4,000	71,594
Tsingtao Brewery Class H	60,000	646,034
Unigroup Guoxin Microelectronics Class A	4,100	97,839
Uni-President China Holdings	143,000	157,839
Unisplendour Class A	16,480	55,805
Universal Scientific Industrial Shanghai Class A	6,900	17,951
†Up Fintech Holding	8,700	252,126
†Venus MedTech Hangzhou Class H	20,500	170,959
†Vipshop Holdings ADR	51,100	1,026,088
Walvax Biotechnology Class A	10,300	98,354
Wangfujing Group Class A	6,000	26,818
Wanhua Chemical Group Class A	18,220	306,851
Want Want China Holdings	570,000	403,771
†Weibo Sponsored ADR	6,500	342,030
Weichai Power Class A	33,600	92,925
Weichai Power Class H	224,000	497,951

LVIP SSGA Emerging Markets Equity Index Fund–13

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Weifu High-Technology Group Class A	5,100	$ 16,441
Weihai Guangwei Composites Class A	3,300	38,789
†Weimob	182,000	401,303
Wens Foodstuffs Group Class A	34,020	75,659
Western Securities Class A	20,300	25,919
Will Semiconductor Class A	4,900	244,187
Wingtech Technology Class A	7,200	107,976
Winning Health Technology Group Class A	13,960	35,151
Wuchan Zhongda Group Class A	41,300	50,303
Wuhan Guide Infrared Class A	14,322	61,132
Wuhu Sanqi Interactive Entertainment Network Technology Group Class A	13,100	48,698
Wuliangye Yibin Class A	21,800	1,005,038
WUS Printed Circuit Kunshan Class A	9,100	21,787
WuXi AppTec Class A	14,832	359,446
WuXi AppTec Class H	37,656	879,285
†Wuxi Biologics Cayman	378,500	6,936,949
Wuxi Lead Intelligent Equipment Class A	9,440	87,863
Wuxi Shangji Automation Class A	1,400	38,773
XCMG Construction Machinery Class A	52,800	52,053
Xiamen C & D Class A	12,000	15,043
Xiamen Intretech Class A	5,100	30,712
Xiamen Tungsten Class A	10,500	33,849
†Xiaomi Class B	1,626,200	5,655,037
Xinjiang Goldwind Science & Technology Class A	23,200	43,661
Xinjiang Goldwind Science & Technology Class H	82,000	128,212
Xinyi Solar Holdings	523,560	1,130,155
†XPeng ADR	36,100	1,603,562
Yadea Group Holdings	126,000	271,010
Yango Group Class A	25,000	20,119
Yantai Eddie Precision Machinery Class A	5,740	38,083
Yantai Jereh Oilfield Services Group Class A	6,900	47,734
Yanzhou Coal Mining Class A	14,100	33,518
Yanzhou Coal Mining Class H	176,000	236,652
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Yealink Network Technology Class A	4,250	$ 55,119
Yifan Pharmaceutical Class A	8,100	21,624
Yifeng Pharmacy Chain Class A	4,238	36,789
†Yihai International Holding	54,000	362,699
Yihai Kerry Arawana Holdings Class A	6,992	91,936
Yintai Gold Class A	13,280	19,546
Yonghui Superstores Class A	37,100	27,158
Yonyou Network Technology Class A	20,440	105,214
Youngor Group Class A	29,500	30,087
YTO Express Group Class A	16,500	25,562
†Yuan Longping High-tech Agriculture Class A	7,700	19,115
Yuexiu Property	152,400	160,559
Yum China Holdings	46,200	3,060,750
Yunda Holding Class A	15,130	31,682
†Yunnan Aluminium Class A	11,600	21,364
Yunnan Baiyao Group Class A	7,200	128,947
Yunnan Energy New Material Class A	5,400	195,643
†Zai Lab ADR	8,600	1,522,114
Zhangzhou Pientzehuang Pharmaceutical Class A	3,500	242,832
Zhaojin Mining Industry Class H	120,000	114,061
†Zhejiang Century Huatong Group Class A	48,340	48,030
Zhejiang Chint Electrics Class A	14,600	75,424
Zhejiang Dahua Technology Class A	17,600	57,473
Zhejiang Dingli Machinery Class A	3,240	29,429
Zhejiang Expressway Class H	170,000	151,295
Zhejiang HangKe Technology Class A	1,010	13,286
Zhejiang Huahai Pharmaceutical Class A	9,720	31,410
Zhejiang Huayou Cobalt Class A	7,200	127,253
Zhejiang Jiuzhou Pharmaceutical Class A	2,300	17,292
Zhejiang Juhua Class A	15,900	21,753
Zhejiang Longsheng Group Class A	17,800	37,851
Zhejiang NHU Class A	15,720	69,775

LVIP SSGA Emerging Markets Equity Index Fund–14

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Zhejiang Sanhua Intelligent Controls Class A	20,740	$ 76,971
Zhejiang Satellite Petrochemical Class A	5,040	30,569
Zhejiang Semir Garment Class A	10,700	19,789
Zhejiang Supor Class A	3,400	33,566
Zhejiang Weixing New Building Materials Class A	12,100	38,708
Zhejiang Wolwo Bio-Pharmaceutical Class A	3,400	33,740
Zhengzhou Yutong Bus Class A	10,400	20,103
Zhenro Properties Group	174,000	97,261
†Zheshang Securities Class A	19,500	39,474
†ZhongAn Online P&C Insurance Class H	49,600	280,762
Zhongji Innolight Class A	4,600	27,423
Zhongjin Gold Class A	20,800	27,749
Zhongsheng Group Holdings	65,500	544,969
†Zhongtian Financial Group Class A	31,800	13,436
†Zhuzhou CRRC Times Electric Class H	63,800	377,165
Zhuzhou Kibing Group Class A	7,610	21,859
Zijin Mining Group Class A	109,500	164,213
Zijin Mining Group Class H	666,000	895,514
Zoomlion Heavy Industry Science and Technology Class A	43,300	61,920
Zoomlion Heavy Industry Science and Technology Class H	150,800	157,903
ZTE Class A	17,600	90,513
ZTE Class H	92,400	288,590
ZTO Express Cayman ADR	47,400	1,438,590
		330,855,897
Colombia–0.11%
Bancolombia	29,559	207,929
Ecopetrol	553,203	401,231
Grupo de Inversiones Suramericana	27,522	135,667
Interconexion Electrica	50,989	300,934
		1,045,761
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Comoros–0.03%
†Beijing E-Hualu Information Technology Class A	4,820	$ 20,074
Beijing Kunlun Tech Class A	7,400	18,759
Guangzhou Shiyuan Electronic Technology Class A	3,800	73,095
SG Micro Class A	1,350	52,803
Thunder Software Technology Class A	2,700	65,630
Wuhu Token Science Class A	11,400	14,573
Zhejiang Jingsheng Mechanical & Electrical Class A	8,000	62,525
		307,459
Czech Republic–0.11%
CEZ	18,351	544,387
†Komercni banka	8,282	291,513
†Moneta Money Bank	55,574	211,116
		1,047,016
Egypt–0.06%
†Commercial International Bank Egypt	150,742	501,065
Eastern	111,835	84,437
†Fawry for Banking & Payment Technology Services SAE	39,317	47,621
		633,123
Greece–0.13%
†Eurobank Ergasias	205,784	207,407
Hellenic Telecommunications Organization	27,274	457,613
JUMBO	12,573	211,551
OPAP	23,529	354,603
		1,231,174
Hong Kong–2.55%
†Alibaba Health Information Technology	466,000	1,033,515
†Alibaba Pictures Group	1,400,000	194,737
Bank of Communications Class H	1,032,000	693,822
BOC Aviation	24,200	204,152
Bosideng International Holdings	360,000	257,332
=Brilliance China Automotive Holdings	336,000	236,931
China Cinda Asset Management Class H	1,086,000	207,009

LVIP SSGA Emerging Markets Equity Index Fund–15

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Hong Kong (continued)
China Construction Bank Class H	10,867,000	$ 8,551,623
China Gas Holdings	353,800	1,079,950
China Merchants Port Holdings	169,342	247,329
China Minsheng Banking Class H	687,500	329,392
China National Building Material Class H	448,000	526,224
China Railway Group Class H	449,000	234,207
China Resources Cement Holdings	284,000	269,943
China State Construction International Holdings	226,000	154,270
†China Traditional Chinese Medicine Holdings	306,000	209,667
†China Youzan	1,600,000	304,986
†Dongfeng Motor Group Class H	316,000	284,080
Geely Automobile Holdings	673,000	2,119,296
Great Wall Motor Class H	354,500	1,146,008
Guangdong Investment	342,000	491,573
Guangzhou Automobile Group Class H	342,000	307,013
†Hutchison China MediTech ADR	8,300	325,941
Kingboard Holdings	76,500	424,655
Kingboard Laminates Holdings	118,000	264,745
Lee & Man Paper Manufacturing	144,000	109,609
Microport Scientific	75,000	672,791
Nine Dragons Paper Holdings	190,000	243,731
Perennial Energy Holdings	80,000	18,959
Postal Savings Bank of China Class H	936,000	630,486
Shenzhen International Holdings	128,985	178,419
Shenzhen Investment	341,174	105,020
Shimao Group Holdings	144,000	353,124
Sino Biopharmaceutical	1,194,000	1,171,809
Sinopharm Group Class H	156,000	464,124
SSY Group	166,000	148,377
Sun Art Retail Group	210,500	156,703
Vinda International Holdings	43,000	132,362
Wharf Holdings	162,000	617,596
		25,101,510
Hungary–0.22%
†MOL Hungarian Oil & Gas	47,623	378,902
†OTP Bank	25,559	1,375,965
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Hungary (continued)
Richter Gedeon	16,184	$ 430,853
		2,185,720
India–9.78%
ACC	8,613	233,465
†Adani Enterprises	27,578	559,333
†Adani Green Energy	45,137	683,097
Adani Ports & Special Economic Zone	58,686	555,594
Adani Total Gas	29,709	407,624
†Adani Transmission	29,824	425,091
Ambuja Cements	80,018	366,718
Apollo Hospitals Enterprise	10,448	508,815
Asian Paints	44,068	1,774,281
Aurobindo Pharma	33,964	441,034
†Avenue Supermarts	18,571	835,508
†Axis Bank	257,118	2,588,476
†Bajaj Auto	8,091	449,980
†Bajaj Finance	31,116	2,518,353
†Bajaj Finserv	4,422	720,385
Balkrishna Industries	10,127	305,077
†Bandhan Bank	73,716	327,522
Berger Paints India	27,795	301,059
Bharat Electronics	88,392	211,675
†Bharat Forge	27,105	277,833
Bharat Petroleum	96,143	605,469
Bharti Airtel	277,736	1,964,105
Bharti Infratel	78,420	251,782
†Biocon	48,944	266,318
Britannia Industries	12,408	609,241
Cholamandalam Investment and Finance	40,810	281,794
†Cipla	51,454	672,785
Coal India	144,966	286,012
Colgate-Palmolive India	14,363	325,752
Container Of India	30,923	290,530
Dabur India	62,535	478,498
†Divi's Laboratories	15,296	907,152
DLF	69,432	262,577
Dr Reddy's Laboratories	13,370	975,463
†Eicher Motors	15,846	569,448
GAIL India	173,539	349,389
†Godrej Consumer Products	40,453	473,621
Grasim Industries	31,410	633,334
Havells India	25,272	333,265
HCL Technologies	125,331	1,658,321
HDFC Asset Management	6,194	243,114
HDFC Life Insurance	93,859	866,614
Hero MotoCorp	13,701	535,027
Hindalco Industries	182,431	913,137
Hindustan Petroleum	75,329	297,141
Hindustan Unilever	92,963	3,090,804

LVIP SSGA Emerging Markets Equity Index Fund–16

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
India (continued)
Housing Development Finance	193,339	$ 6,438,347
†ICICI Bank	577,526	4,901,939
ICICI Lombard General Insurance	25,800	543,907
ICICI Prudential Life Insurance	41,514	342,199
Indian Oil	206,673	300,014
Indraprastha Gas	31,538	236,652
Info Edge India	8,153	539,192
Infosys	386,770	8,225,562
†InterGlobe Aviation	10,800	249,469
Ipca Laboratories	8,092	220,606
ITC	334,825	913,077
JSW Steel	97,976	901,464
†Jubilant Foodworks	9,069	375,815
†Kotak Mahindra Bank	62,986	1,445,509
Larsen & Toubro	78,407	1,582,855
Larsen & Toubro Infotech	6,076	332,803
Lupin	26,265	406,042
Mahindra & Mahindra	93,983	983,325
Marico	59,932	427,982
Maruti Suzuki India	15,368	1,553,940
†Motherson Sumi Systems	146,342	476,650
MRF	222	239,172
Muthoot Finance	14,132	281,699
Nestle India	3,856	914,743
NTPC	518,733	812,330
Oil & Natural Gas	277,253	439,024
Page Industries	647	256,972
Petronet LNG	86,290	262,132
PI Industries	9,615	376,476
†Pidilite Industries	17,607	510,219
Piramal Enterprises	11,736	378,661
Power Grid of India	242,932	759,551
REC	97,829	195,513
Reliance Industries	321,515	9,129,633
†SBI Cards & Payment Services	15,630	204,054
SBI Life Insurance	52,323	709,665
†Shree Cement	1,244	460,322
Shriram Transport Finance	21,937	396,256
Siemens	8,230	223,776
State Bank of India	203,886	1,149,859
Sun Pharmaceutical Industries	97,626	887,145
Tata Consultancy Services	105,014	4,726,901
Tata Consumer Products	68,970	700,000
†Tata Motors	190,387	869,843
Tata Steel	72,532	1,138,381
Tech Mahindra	72,753	1,072,209
Titan	41,285	962,280
Torrent Pharmaceuticals	5,943	231,995
Trent	21,239	242,835
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
India (continued)
UltraTech Cement	11,808	$ 1,076,430
†United Spirits	33,639	299,438
UPL	56,464	602,280
Vedanta	129,145	456,690
Wipro	132,495	972,634
†Yes Bank	1,183,710	215,785
		96,183,865
Indonesia–1.08%
Adaro Energy	1,716,600	142,655
Aneka Tambang	933,900	148,136
Astra International	2,350,400	800,757
Bank Central Asia	1,144,600	2,378,005
Bank Mandiri Persero	2,161,200	879,385
Bank Negara Indonesia Persero	867,300	276,938
Bank Rakyat Indonesia Persero	6,395,900	1,737,920
Barito Pacific	3,323,900	195,995
Charoen Pokphand Indonesia	853,100	367,716
†Gudang Garam	57,400	174,971
Indah Kiat Pulp & Paper	323,400	166,161
Indocement Tunggal Prakarsa	162,800	115,644
Indofood CBP Sukses Makmur	259,400	145,801
Indofood Sukses Makmur	516,500	219,958
Kalbe Farma	2,472,700	238,743
†Merdeka Copper Gold	1,097,500	222,528
Sarana Menara Nusantara Tbk PT	2,560,200	218,941
Semen Indonesia Persero	347,700	227,803
Telekomunikasi Indonesia Persero	5,742,300	1,247,465
Tower Bersama Infrastructure	721,100	159,637
Unilever Indonesia	888,100	303,179
United Tractors	193,700	270,512
		10,638,850
Kuwait–0.51%
Agility Public Warehousing KSC	140,680	428,624
†Boubyan Bank KSCP	125,732	305,462
Kuwait Finance House KSCP	539,913	1,360,086
Mabanee KPSC	64,761	154,111
Mobile Telecommunications KSCP	246,749	482,360
National Bank of Kuwait SAKP	797,463	2,247,083
		4,977,726

LVIP SSGA Emerging Markets Equity Index Fund–17

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Luxembourg–0.03%
Reinet Investments	16,462	$ 323,050
		323,050
Malaysia–1.23%
†AMMB Holdings	194,800	138,422
Axiata Group	319,961	288,246
CIMB Group Holdings	736,040	817,330
Dialog Group	444,800	309,640
DiGi.Com	359,000	357,141
Fraser & Neave Holdings	15,200	96,659
Genting	245,200	291,181
Genting Malaysia	341,500	227,859
HAP Seng Consolidated	74,300	139,598
Hartalega Holdings	198,100	350,725
Hong Leong Bank	75,600	340,896
Hong Leong Financial Group	26,600	114,050
IHH Healthcare	228,400	300,939
IOI	294,300	266,547
Kossan Rubber Industries	141,300	109,596
Kuala Lumpur Kepong	50,396	247,155
Malayan Banking	471,521	921,121
†Malaysia Airports Holdings	128,000	184,993
Maxis	270,100	285,617
MISC	160,800	262,610
Nestle Malaysia	8,200	263,293
Petronas Chemicals Group	278,200	540,116
Petronas Dagangan	34,800	155,915
Petronas Gas	86,100	321,462
PPB Group	74,600	328,840
Press Metal Aluminium Holdings	325,800	375,123
Public Bank	1,650,900	1,634,397
QL Resources	121,700	165,628
RHB Bank	186,800	242,977
Sime Darby	305,000	160,159
Sime Darby Plantation	203,987	195,560
Supermax	177,411	141,023
Telekom Malaysia	126,100	184,374
Tenaga Nasional	267,600	631,050
Top Glove	568,500	571,033
Westports Holdings	100,500	101,916
		12,063,191
Mexico–1.73%
America Movil	3,864,500	2,907,971
Arca Continental	51,100	295,721
Becle	61,900	163,584
†Cemex	1,718,900	1,446,932
Coca-Cola Femsa	56,415	298,574
Fibra Uno Administracion	357,300	385,369
Fomento Economico Mexicano	219,500	1,856,622
Gruma Class B	25,725	289,151
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Mexico (continued)
†Grupo Aeroportuario del Pacifico Class B	44,300	$ 474,290
†Grupo Aeroportuario del Sureste Class B	23,500	432,665
Grupo Bimbo Class A	183,600	404,336
†Grupo Carso	53,200	165,626
Grupo Financiero Banorte Class O	293,400	1,889,276
†Grupo Financiero Inbursa Class O	257,300	253,505
Grupo Mexico	354,700	1,671,898
Grupo Televisa	274,300	783,793
†Industrias Penoles	16,360	226,507
Kimberly-Clark de Mexico Class A	178,800	317,614
Megacable Holdings	35,400	125,749
Orbia Advance	121,100	316,571
Promotora y Operadora de Infraestructura	25,145	200,779
†Telesites SAB de CV	148,800	137,872
Wal-Mart de Mexico	591,200	1,931,024
		16,975,429
Peru–0.18%
†Cia de Minas Buenaventura ADR	25,100	227,155
†Credicorp	7,600	920,436
Southern Copper	9,900	636,768
		1,784,359
Philippines–0.61%
Aboitiz Equity Ventures	219,400	189,444
Ayala	31,070	509,188
Ayala Land	914,900	675,656
Bank of the Philippine Islands	210,170	381,892
BDO Unibank	223,840	519,076
Globe Telecom	3,350	126,273
GT Capital Holdings	10,373	128,985
International Container Terminal Services	118,690	398,024
JG Summit Holdings	330,870	421,255
Jollibee Foods	52,090	227,930
Manila Electric	24,940	141,624
Metro Pacific Investments	1,486,900	118,489
Metropolitan Bank & Trust	208,094	207,604
PLDT	9,225	244,350
SM Investments	26,900	550,784
SM Prime Holdings	1,154,500	863,244
Universal Robina	102,580	303,653
		6,007,471
Poland–0.69%
†Allegro.eu	41,475	713,766

LVIP SSGA Emerging Markets Equity Index Fund–18

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Poland (continued)
†Bank Polska Kasa Opieki	20,504	$ 500,097
CD Projekt	7,765	376,785
Cyfrowy Polsat	33,492	262,982
†Dino Polska	5,657	415,262
KGHM Polska Miedz	16,049	789,823
†LPP	127	428,662
†Orange Polska	72,614	127,879
†PGE Polska Grupa Energetyczna	98,818	243,870
Polski Koncern Naftowy ORLEN	32,643	657,312
Polskie Gornictwo Naftowe i Gazownictwo	191,994	335,952
†Powszechna Kasa Oszczednosci Bank Polski	98,376	976,020
†Powszechny Zaklad Ubezpieczen	67,963	654,142
†Santander Bank Polska	3,949	263,474
		6,746,026
Qatar–0.64%
Barwa Real Estate	219,510	179,659
Commercial Bank PQSC	227,098	328,703
Industries Qatar QSC	174,815	636,171
Masraf Al Rayan QSC	428,157	524,348
Mesaieed Petrochemical Holding	508,280	262,725
Ooredoo QPSC	90,712	181,748
Qatar Electricity & Water QSC	60,123	275,103
Qatar Fuel QSC	55,589	270,388
Qatar Gas Transport	289,914	238,875
Qatar International Islamic Bank QSC	85,207	217,873
Qatar Islamic Bank	133,860	635,660
Qatar National Bank QPSC	510,997	2,519,197
		6,270,450
Republic of Korea–12.31%
†Alteogen	3,235	240,438
Amorepacific	3,649	816,541
AMOREPACIFIC Group	3,192	181,404
BGF retail	906	144,410
†Celltrion	10,935	2,607,155
†Celltrion Healthcare	8,906	914,997
†Celltrion Pharm	1,839	256,707
Cheil Worldwide	7,997	178,595
CJ	1,611	153,068
CJ CheilJedang	959	392,576
CJ ENM	1,267	205,551
†CJ Logistics	1,097	172,418
Coway	5,549	387,787
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Republic of Korea (continued)
†Daewoo Shipbuilding & Marine Engineering	4,201	$ 133,549
DB Insurance	5,242	255,083
†Doosan Bobcat	5,901	251,519
†Doosan Heavy Industries & Construction	24,193	512,368
Douzone Bizon	2,144	158,018
E-MART	2,174	308,875
Fila Holdings	5,631	291,013
Green Cross	570	166,270
GS Engineering & Construction	6,719	255,956
GS Holdings	5,316	218,324
Hana Financial Group	33,619	1,374,732
Hankook Tire & Technology	8,595	394,585
Hanmi Pharm	743	220,693
Hanon Systems	21,572	317,024
†Hanwha Solutions	13,887	549,364
†HLB	10,424	309,161
†HMM	28,741	1,120,392
Hotel Shilla	3,629	312,581
†HYBE	893	231,943
Hyundai Engineering & Construction	8,993	465,561
Hyundai Glovis	2,182	404,953
Hyundai Heavy Industries Holdings	5,515	346,723
Hyundai Mobis	7,491	1,942,345
Hyundai Motor	15,727	3,344,685
Hyundai Steel	10,061	479,755
Industrial Bank of Korea	25,844	240,964
Kakao	34,025	4,924,810
†Kangwon Land	12,111	289,292
KB Financial Group	44,535	2,206,680
Kia Motors	29,851	2,375,039
†KMW	2,854	137,106
Korea Aerospace Industries	8,455	247,009
Korea Electric Power	28,805	635,621
Korea Investment Holdings	4,845	443,134
†Korea Shipbuilding & Offshore Engineering	4,439	528,194
Korea Zinc	1,000	383,164
†Korean Air Lines	18,145	507,541
KT&G	13,156	985,984
Kumho Petrochemical	2,103	408,966
LG	9,672	880,327
LG Chem	5,187	3,915,065
†LG Display	26,893	585,072
LG Electronics	12,105	1,757,463
LG Household & Health Care	1,065	1,666,323

LVIP SSGA Emerging Markets Equity Index Fund–19

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Republic of Korea (continued)
LG Innotek	1,658	$ 328,317
LG Uplus	24,189	329,708
Lotte Chemical	1,978	461,062
Lotte Shopping	1,255	128,715
Meritz Securities	32,795	137,890
Mirae Asset Daewoo	34,061	285,215
NAVER	14,047	5,207,674
NCSoft	1,877	1,366,727
Netmarble	2,472	294,142
NH Investment Securities	13,399	153,485
Orion	2,766	291,054
Pan Ocean	30,384	230,413
†Pearl Abyss	3,500	235,271
POSCO	8,433	2,605,944
POSCO Chemtech	3,049	389,873
S-1	2,004	145,742
†Samsung Biologics	1,901	1,419,652
Samsung C&T	9,457	1,146,278
Samsung Electro-Mechanics	6,420	1,009,049
Samsung Electronics	538,568	38,593,826
†Samsung Engineering	18,330	389,013
Samsung Fire & Marine Insurance	3,483	681,971
†Samsung Heavy Industries	55,307	329,539
Samsung Life Insurance	7,934	562,210
Samsung SDI	6,230	3,861,422
Samsung SDS	4,045	664,499
Samsung Securities	7,312	291,857
†Seegene	4,271	313,645
Shin Poong Pharmaceutical	3,459	264,151
Shinhan Financial Group	48,919	1,763,630
Shinsegae	859	217,773
†SK Biopharmaceuticals	3,165	345,687
SK Chemicals	872	201,323
SK Holdings	3,544	889,029
SK Hynix	61,560	6,969,675
†SK Innovation	5,748	1,508,266
SK Telecom	4,497	1,277,840
SKC	1,713	241,096
†S-Oil	5,197	473,021
Woori Financial Group	54,476	553,878
Yuhan	5,697	319,212
		121,013,647
Romania–0.03%
NEPI Rockcastle	47,088	333,771
		333,771
Russia–3.17%
†Alrosa PJSC	298,673	548,864
Gazprom PJSC	951,460	3,660,633
Gazprom PJSC ADR	212,624	1,620,620
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Russia (continued)
†Inter RAO UES PJSC	3,556,000	$ 227,826
LUKOIL PJSC	45,172	4,174,047
LUKOIL PJSC ADR	2,027	187,741
Magnit PJSC	8,409	610,910
†Mail.Ru Group GDR	13,087	296,551
MMC Norilsk Nickel PJSC	6,829	2,312,101
Mobile TeleSystems ADR	52,300	484,298
†Moscow Exchange	132,900	310,218
Novatek PJSC GDR	10,455	2,292,781
†Novolipetsk Steel PJSC	116,630	366,453
PhosAgro PJSC	15,679	317,343
Polymetal International	35,499	763,349
†Polyus PJSC	3,487	675,465
Polyus PJSC GDR	841	81,367
Rosneft Oil	121,160	946,084
Sberbank of Russia PJSC	1,192,180	4,983,761
Severstal PAO	21,765	466,820
Surgutneftegas PJSC	742,600	372,239
Tatneft PJSC	147,175	1,069,120
TCS Group Holding GDR	13,790	1,206,625
†VTB Bank PJSC	357,890,000	236,923
X5 Retail Group GDR	13,660	478,920
†Yandex Class A	34,845	2,465,284
		31,156,343
Saudi Arabia–2.84%
Abdullah Al Othaim Markets	4,598	152,016
Advanced Petrochemical	12,450	239,998
Al Rajhi Bank	140,014	4,143,751
Alinma Bank	113,723	637,960
AlmaraiJSC	29,123	492,294
Arab National Bank	70,213	424,955
†Bank AlBilad	41,643	407,481
†Bank Al-Jazira	44,380	218,906
Banque Saudi Fransi	68,369	699,987
Bupa Arabia for Cooperative Insurance	6,877	227,730
Co for Cooperative Insurance	7,412	163,631
†Dar Al Arkan Real Estate Development	63,972	180,116
Dr Sulaiman Al Habib Medical Services Group	6,101	265,798
†Emaar Economic City	46,399	158,350
Etihad Etisalat	43,193	381,765
Jarir Marketing	6,796	382,690
†Mobile TelecommunicationsSaudi Arabia	50,809	196,972
Mouwasat Medical Services	2,827	135,825
National Commercial Bank	249,424	3,830,540
†National Industrialization	36,203	186,488

LVIP SSGA Emerging Markets Equity Index Fund–20

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Saudi Arabia (continued)
National Petrochemical	2,498	$ 29,305
†Rabigh Refining & Petrochemical	26,052	163,233
Riyad Bank	156,497	1,105,735
Sahara International Petrochemical	43,093	352,157
Saudi Arabian Fertilizer	23,526	748,948
†Saudi Arabian Mining	50,032	843,071
Saudi Arabian Oil	245,192	2,294,630
Saudi Basic Industries	102,712	3,335,552
†Saudi British Bank	95,256	800,022
Saudi Cement	8,362	141,797
Saudi Electricity	96,659	622,127
Saudi Industrial Investment Group	24,772	231,168
†Saudi Kayan Petrochemical	83,382	401,503
Saudi Telecom	68,781	2,413,368
Savola Group	30,366	349,356
Yanbu National Petrochemical	29,066	562,628
		27,921,853
South Africa–3.41%
†Absa Group	81,214	771,874
African Rainbow Minerals	13,111	234,446
Anglo American Platinum	6,062	700,191
AngloGold Ashanti	47,122	876,080
†Aspen Pharmacare Holdings	44,198	501,684
†Bid	37,656	816,434
Bidvest Group	32,692	436,031
Capitec Bank Holdings	8,052	950,948
Clicks Group	28,486	490,107
†Discovery	45,902	405,886
Exxaro Resources	27,932	329,433
FirstRand	554,405	2,080,572
Gold Fields	100,490	903,566
Growthpoint Properties	393,960	411,065
Harmony Gold Mining	63,099	233,130
Impala Platinum Holdings	89,950	1,483,356
Kumba Iron Ore	7,523	337,476
Mr Price Group	29,610	436,519
†MTN Group	191,940	1,387,533
MultiChoice Group	44,965	369,481
Naspers Class N	49,140	10,317,301
†Nedbank Group	42,209	505,060
†Northam Platinum	41,372	628,489
Old Mutual	518,632	490,303
Rand Merchant Investment Holdings	90,179	197,914
Remgro	60,895	488,695
Sanlam	209,153	898,860
†Sasol	63,787	973,824
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
South Africa (continued)
Shoprite Holdings	57,666	$ 627,703
Sibanye Stillwater	318,221	1,329,486
SPAR Group	21,502	272,374
Standard Bank Group	145,002	1,295,778
Tiger Brands	18,775	274,788
Vodacom Group	73,975	667,070
†Woolworths Holdings	115,708	436,822
		33,560,279
Taiwan–13.63%
Accton Technology	58,000	687,986
Acer	323,000	339,664
Advantech	44,595	552,186
Airtac International Group	14,000	540,153
ASE Technology Holding	369,000	1,483,284
Asia Cement	253,000	460,371
ASMedia Technology	3,000	144,818
Asustek Computer	80,000	1,066,667
AU Optronics	940,000	764,145
Catcher Technology	75,000	489,906
Cathay Financial Holding	892,563	1,726,663
Chailease Holding	143,229	1,040,964
Chang Hwa Commercial Bank	468,193	271,380
Cheng Shin Rubber Industry	206,000	345,644
China Development Financial Holding	1,473,000	695,198
China Life Insurance	212,020	200,511
China Steel	1,351,000	1,920,129
Chunghwa Telecom	427,000	1,747,079
Compal Electronics	481,000	385,836
CTBC Financial Holding	2,047,000	1,667,722
Delta Electronics	221,000	2,403,338
E.Sun Financial Holding	1,274,688	1,203,205
Eclat Textile	22,000	517,972
†Evergreen Marine Taiwan	284,466	2,011,298
Far Eastern New Century	321,000	368,668
†Far EasTone Telecommunications	186,000	431,246
Feng TAY Enterprise	46,280	406,118
First Financial Holding	1,153,522	939,792
Formosa Chemicals & Fibre	397,000	1,206,851
Formosa Petrochemical	122,000	466,326
Formosa Plastics	432,000	1,596,985
Foxconn Technology	102,000	240,517
Fubon Financial Holding	754,000	1,999,842
Giant Manufacturing	35,000	400,090
Globalwafers	25,000	824,585
Hiwin Technologies	30,290	429,414
Hon Hai Precision Industry	1,406,000	5,651,754
Hotai Motor	35,000	771,288

LVIP SSGA Emerging Markets Equity Index Fund–21

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Taiwan (continued)
Hua Nan Financial Holdings	950,973	$ 629,716
†Innolux	949,000	706,747
Inventec	287,000	270,390
Largan Precision	11,000	1,223,867
Lite-On Technology	242,000	500,285
†MediaTek	171,000	5,904,065
Mega Financial Holding	1,223,000	1,441,922
Micro-Star International	77,000	435,262
Nan Ya Plastics	583,000	1,740,892
Nan Ya Printed Circuit Board	26,000	363,463
Nanya Technology	138,000	394,746
Nien Made Enterprise	18,000	267,133
Novatek Microelectronics	66,000	1,182,019
†Oneness Biotech	22,000	183,185
Pegatron	223,000	550,647
Phison Electronics	17,000	292,867
Pou Chen	266,000	375,192
Powertech Technology	77,000	297,084
President Chain Store	65,000	613,549
Quanta Computer	309,000	970,390
†Realtek Semiconductor	53,000	960,610
Ruentex Development	94,500	191,968
Shanghai Commercial & Savings Bank	392,449	637,355
Shin Kong Financial Holding	1,248,455	427,018
SinoPac Financial Holdings	1,179,000	581,830
Synnex Technology International	155,000	283,158
Taishin Financial Holding	1,110,720	607,931
Taiwan Business Bank	669,327	227,013
Taiwan Cement	560,246	1,025,484
Taiwan Cooperative Financial Holding	1,063,662	811,227
Taiwan High Speed Rail	204,000	218,918
†Taiwan Mobile	190,000	695,559
Taiwan Semiconductor Manufacturing	2,779,000	59,345,177
Unimicron Technology	139,000	643,553
Uni-President Enterprises	543,000	1,426,563
United Microelectronics	1,342,000	2,557,567
Vanguard International Semiconductor	104,000	440,449
†Walsin Technology	35,000	285,778
Wan Hai Lines	56,000	645,168
Win Semiconductors	39,000	524,899
Winbond Electronics	346,000	432,772
Wistron	305,000	339,345
Wiwynn	9,000	322,046
WPG Holdings	186,000	341,125
=Yageo	42,000	836,608
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Taiwan (continued)
†Yang Ming Marine Transport	173,000	$ 1,133,154
Yuanta Financial Holding	1,124,000	1,083,155
Zhen Ding Technology Holding	71,000	267,564
		134,036,010
Thailand–1.58%
Advanced Info Service NVDR	138,482	738,859
Airports of Thailand NVDR	483,539	935,395
†Asset World	900,000	121,872
B Grimm Power NVDR	90,456	118,538
Bangkok Bank NVDR	64,235	226,476
Bangkok Commercial Asset Management	217,000	125,934
Bangkok Dusit Medical Services NVDR	1,113,526	799,098
Bangkok Expressway & Metro	910,883	231,629
Berli Jucker NVDR	141,003	152,882
BTS Group Holdings NVDR	902,529	263,296
Bumrungrad Hospital NVDR	50,585	202,814
Carabao Group	11,100	49,006
Central Pattana NVDR	234,328	383,845
Central Retail	194,661	203,468
Central Retail NVDR	18,377	19,208
Charoen Pokphand Foods NVDR	452,019	373,744
CP ALL NVDR	667,405	1,249,432
Delta Electronics Thailand PCL	35,900	647,432
Electricity Generating NVDR	32,345	176,611
Energy Absolute NVDR	172,690	328,677
Global Power Synergy NVDR	78,432	178,644
Gulf Energy Development NVDR	338,652	361,898
Home Product Center NVDR	689,554	309,815
Indorama Ventures NVDR	195,076	248,030
Intouch Holdings NVDR	231,563	469,629
Krung Thai Bank NVDR	387,249	129,284
Krungthai Card NVDR	85,900	179,573
Land & Houses NVDR	981,349	243,424
†Minor International NVDR	359,817	336,802
Muangthai Capital NVDR	82,892	148,714
Osotspa NVDR	81,318	95,780
PTT NVDR	1,121,047	1,372,889
PTT Exploration & Production NVDR	157,550	575,144

LVIP SSGA Emerging Markets Equity Index Fund–22

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Thailand (continued)
PTT Global Chemical NVDR	261,576	$ 481,528
PTT Oil & Retail Business	335,800	316,941
Ratch Group NVDR	95,401	136,181
SCG Packaging	84,900	164,237
Siam Cement NVDR	89,643	1,208,293
Siam Commercial Bank NVDR	98,855	302,271
Sri Trang Gloves Thailand	94,700	123,361
Srisawad NVDR	89,033	190,983
Thai Oil NVDR	129,805	220,729
Thai Union Group NVDR	342,675	211,699
True NVDR	1,378,610	136,786
		15,490,851
Turkey–0.23%
Akbank	319,851	193,966
Aselsan Elektronik Sanayi Ve Ticaret	81,312	137,469
BIM Birlesik Magazalar	52,368	373,810
Eregli Demir ve Celik Fabrikalari	162,064	335,045
Ford Otomotiv Sanayi	7,998	156,345
KOC Holding	77,661	163,497
†Tupras Turkiye Petrol Rafinerileri	14,734	160,341
Turkcell Iletisim Hizmetleri	136,328	252,090
Turkiye Garanti Bankasi	241,071	229,809
Turkiye Is Bankasi Class C	167,492	98,109
Turkiye Sise ve Cam Fabrikalari	150,914	132,424
		2,232,905
United Arab Emirates–0.67%
Abu Dhabi Commercial Bank	324,371	606,681
Abu Dhabi Islamic Bank	168,675	251,647
Abu Dhabi National Oil	197,539	232,864
Aldar Properties	439,695	457,274
Dubai Islamic Bank PJSC	209,608	275,053
Emaar Properties PJSC	403,269	456,719
Emirates NBD Bank PJSC	292,887	1,056,519
Emirates Telecommunications Group PJSC	201,152	1,204,782
First Abu Dhabi Bank PJSC	445,353	2,024,800
		6,566,339
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Uruguay–0.10%
†Globant	4,400	$ 964,392
		964,392
Total Common Stock (Cost $669,616,543)		939,828,201
PREFERRED STOCKS–2.16%
Brazil–1.27%
Banco Bradesco 5.83%	553,474	2,864,293
†Banco Inter	8,745	45,995
†Braskem	16,700	199,273
Centrais Eletricas Brasileiras	27,700	240,979
Cia Energetica de Minas Gerais	119,177	290,886
Gerdau	125,200	743,578
Itau Unibanco Holding 5.07%	553,400	3,317,863
Itausa	503,200	1,131,082
Lojas Americanas	106,280	460,480
Petroleo Brasileiro	540,200	3,196,366
		12,490,795
Chile–0.07%
Sociedad Quimica y Minera de Chile	15,360	723,670
		723,670
Colombia–0.04%
Bancolombia	52,487	375,087
		375,087
Republic of Korea–0.73%
Hyundai Motor	6,644	679,632
LG Chem	866	294,908
LG Household & Health Care	220	149,447
Samsung Electronics	92,828	6,075,056
		7,199,043
Russia–0.05%
Surgutneftegas PJSC	720,400	456,376
		456,376
Total Preferred Stocks (Cost $19,137,295)		21,244,971
RIGHTS–0.00%
Brazil–0.00%
†Ultrapar Participacoes	102,505	824
Total Rights (Cost $0)		824

LVIP SSGA Emerging Markets Equity Index Fund–23

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
WARRANTS–0.00%
Thailand–0.00%
†Minor International exp 12/31/21 exercise price THB 43.0000	13,560	$ 220
†Minor International exp 2/05/24 exercise price THB 31.0000	10,810	1,552
†Minor International exp 5/05/23 exercise price THB 28.0000	11,928	1,935
†Srisawad exp 8/17/21 exercise price THB 100.0000	3,180	1,449
Total Warrants (Cost $0)		5,156

		Principal Amount
CORPORATE BOND–0.00%
India–0.00%
Britannia Industries 5.50% 6/3/24	INR	366,096	4,981
Total Corporate Bond (Cost $5,031)			4,981

	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–0.89%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 0.03%)	8,797,880	$ 8,797,880
Total Money Market Fund (Cost $8,797,880)		8,797,880

TOTAL INVESTMENTS–98.64% (Cost $697,556,749)	969,882,013
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.36%	13,374,573
NET ASSETS APPLICABLE TO 69,309,312 SHARES OUTSTANDING–100.00%	$983,256,586
NET ASSET VALUE PER SHARE–LVIP SSGA EMERGING MARKETS EQUITY INDEX FUND STANDARD CLASS ($968,416,090 / 68,259,674 Shares)	$14.187
NET ASSET VALUE PER SHARE–LVIP SSGA EMERGING MARKETS EQUITY INDEX FUND SERVICE CLASS ($14,840,496 / 1,049,638 Shares)	$14.139
COMPONENTS OF NET ASSETS AT JUNE 30, 2021:
Shares of beneficial interest (unlimited authorization–no par)	$749,099,484
Distributable earnings/(accumulated loss)	234,157,102
TOTAL NET ASSETS	$983,256,586

Δ Securities have been classified by country of origin.
† Non-income producing.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements."
★ Includes $1,111,887 cash collateral held at broker for futures contracts, $4,603 expense reimbursement receivable from Lincoln Investment Advisors Corporation, $232,980 payable for fund shares redeemed, $166,266 other accrued expenses payable, $343,127 due to manager and affiliates, $126,935 variation margin due to broker on futures contracts and $2,566,950 foreign capital gain taxes payable as of June 30, 2021.
LVIP SSGA Emerging Markets Equity Index Fund–24

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
The following futures contracts and swap contracts were outstanding at June 30, 2021:
Futures Contract1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contract:
259	E-mini MSCI Emerging Markets Index	$17,674,160	$17,751,926	9/17/21	$—	$(77,766)
Swap Contract1
Total Return Swap (TRS) Contract
Counterparty/ Swap Obligation	Notional Amount[3]	Floating Interest Rate Paid	Termination Date	Value	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:
HSBC- Receive amounts based on MSCI China A Index and pay variable quarterly payments based on LIBOR03M4	7,849,681	1.00%	10/15/21	$754,248	$754,248	$—
The use of futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2021.
[3] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.
[4] The MSCI China A Index captures large and mid-cap representation across China securities listed on the Shanghai and Shenzhen exchanges. The index is designed for international investors and is calculated using China A Stock Connect listings based on the offshore RMB exchange rate (CNH).

Summary of Abbreviations:
ADR–American Depositary Receipt
CMPC–Coût Moyen Pondéré du Capital
COPEC–Compañia de Petroleos de Chile
GDR–Global Depository Receipt
HSBC–Hong Kong and Shanghai Banking Corporation
INR–Indian Rupee
LIBOR03M–Intercontinental Exchange London Interbank Offered Rate USD 3 Month
LNG–Liquefied Natural Gas
MSCI–Morgan Stanley Capital International
NVDR–Non-Voting Depository Receipt
PJSC–Public Joint Stock Company
PQSC–Private Qatar Share Holding Company
QSC–Qatari Shareholding Company
THB–Thailand Baht
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Emerging Markets Equity Index Fund–25

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Operations
Six Months Ended June 30, 2021 (unaudited)
INVESTMENT INCOME:
Dividends	$ 9,685,257
Foreign taxes withheld	(1,028,121)
8,657,136
EXPENSES:
Management fees	1,546,109
Custodian fees	250,999
Index fees	149,585
Shareholder servicing fees	131,874
Accounting and administration expenses	83,485
Professional fees	43,974
Pricing fees	20,663
Distribution fees-Service Class	15,078
Trustees’ fees and expenses	9,114
Reports and statements to shareholders	4,891
Consulting fees	1,335
Other	22,864
2,279,971
Less:
Expenses reimbursed	(4,603)
Plus:
Recoupment of prior expenses reduced by the Advisor	13,399
Total operating expenses	2,288,767
NET INVESTMENT INCOME	6,368,369
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments*	(8,271,092)
Foreign currencies	(58,994)
Futures contracts	1,643,914
Swap contracts	821,642
Net realized loss	(5,864,530)
Net change in unrealized appreciation (depreciation) of:
Investments**	54,226,519
Foreign currencies	(318,381)
Futures contracts	(549,996)
Swap contracts	(209,157)
Net change in unrealized appreciation (depreciation)	53,148,985
NET REALIZED AND UNREALIZED GAIN	47,284,455
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$53,652,824

*	Includes $99,316 foreign capital gains taxes paid.
**	Includes $955,888 change in foreign capital gain taxes accrued.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Emerging Markets Equity Index Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/21 (unaudited)	Year Ended 12/31/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 6,368,369	$ 12,590,282
Net realized loss	(5,864,530)	(29,009,421)
Net change in unrealized appreciation (depreciation)	53,148,985	127,974,872
Net increase in net assets resulting from operations	53,652,824	111,555,733
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(15,163,110)
Service Class	—	(143,990)
	—	(15,307,100)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	165,514,277	196,707,442
Service Class	6,483,681	5,558,307
Reinvestment of dividends and distributions:
Standard Class	—	15,163,110
Service Class	—	143,990
	171,997,958	217,572,849
Cost of shares redeemed:
Standard Class	(42,380,518)	(271,672,834)
Service Class	(1,210,801)	(1,964,480)
	(43,591,319)	(273,637,314)
Increase (decrease) in net assets derived from capital share transactions	128,406,639	(56,064,465)
NET INCREASE IN NET ASSETS	182,059,463	40,184,168
NET ASSETS:
Beginning of period	801,197,123	761,012,955
End of period	$983,256,586	$ 801,197,123
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Emerging Markets Equity Index Fund–26

LVIP SSGA Emerging Markets Equity Index Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Emerging Markets Equity Index Fund Standard Class
	Six Months Ended 6/30/21[2] (unaudited)	Year Ended		11/1/18 [1] to 12/31/18
		12/31/20	12/31/19
Net asset value, beginning of period	$ 13.244	$ 11.537	$ 10.074	$ 10.000
Income from investment operations:
Net investment income[3]	0.097	0.189	0.287	0.028
Net realized and unrealized gain	0.846	1.776	1.491	0.057
Total from investment operations	0.943	1.965	1.778	0.085
Less dividends and distributions from:
Net investment income	—	(0.214)	(0.268)	(0.003)
Net realized gain	—	(0.044)	(0.047)	(0.008)
Total dividends and distributions	—	(0.258)	(0.315)	(0.011)
Net asset value, end of period	$ 14.187	$ 13.244	$ 11.537	$ 10.074
Total return[4]	7.12%	17.20%	17.75%	0.86%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$968,416	$792,366	$757,110	$630,939
Ratio of expenses to average net assets	0.50%	0.50%	0.50%	0.50%
Ratio of expenses to average net assets prior to expenses waived/reimbursed/recouped[5]	0.50%	0.57%	0.51%	0.51%
Ratio of net investment income to average net assets	1.40%	1.74%	2.63%	1.62%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed/recouped[5]	1.40%	1.67%	2.62%	1.61%
Portfolio turnover	6%	36%	52%	1%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	The Fund recouped management fees during the six months ended June 30, 2021 and year ended December 31, 2020, which increased the ratio of expenses to average net assets and decreased ratio of net investment income to average net assets by 0.00% and 0.07% respectively.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Emerging Markets Equity Index Fund–27

LVIP SSGA Emerging Markets Equity Index Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Emerging Markets Equity Index Fund Service Class
	Six Months Ended 6/30/21[2] (unaudited)	Year Ended		11/1/18 [1] to 12/31/18
		12/31/20	12/31/19
Net asset value, beginning of period	$ 13.215	$ 11.521	$ 10.072	$ 10.000
Income from investment operations:
Net investment income[3]	0.079	0.164	0.259	0.020
Net realized and unrealized gain	0.845	1.767	1.488	0.061
Total from investment operations	0.924	1.931	1.747	0.081
Less dividends and distributions from:
Net investment income	—	(0.193)	(0.251)	(0.001)
Net realized gain	—	(0.044)	(0.047)	(0.008)
Total dividends and distributions	—	(0.237)	(0.298)	(0.009)
Net asset value, end of period	$ 14.139	$ 13.215	$ 11.521	$ 10.072
Total return[4]	6.99%	16.91%	17.46%	0.82%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$14,840	$ 8,831	$ 3,903	$ 211
Ratio of expenses to average net assets	0.75%	0.75%	0.75%	0.75%
Ratio of expenses to average net assets prior to expenses waived/reimbursed/recouped[5]	0.75%	0.82%	0.76%	0.76%
Ratio of net investment income to average net assets	1.15%	1.49%	2.38%	1.37%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed/recouped[5]	1.15%	1.42%	2.37%	1.36%
Portfolio turnover	6%	36%	52%	1%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	The Fund recouped management fees during the six months ended June 30, 2021 and year ended December 31, 2020, which increased the ratio of expenses to average net assets and decreased ratio of net investment income to average net assets by 0.00% and 0.07% respectively.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Emerging Markets Equity Index Fund–28

LVIP SSGA Emerging Markets Equity Index Fund
Notes to Financial Statements
June 30, 2021 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 105 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP SSGA Emerging Markets Equity Index Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”) and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek to provide investment results that, before fees and expenses, correspond generally to the total return of an index that tracks performance of emerging market equity securities.
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Equity securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).
 Investments in government money market funds have a stable NAV.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
Total return swap contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2021, and for all open tax years (years ended December 31, 2018-December 31, 2020), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2021, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign
LVIP SSGA Emerging Markets Equity Index Fund–29

LVIP SSGA Emerging Markets Equity Index Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation ("LIAC") is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.34% of the Fund's average daily net assets.   The management fee is calculated daily and paid monthly.
LIAC has contractually agreed to reimburse the Fund to the extent that the Fund's Operating Expenses exceed 0.50% of the average daily net assets for the Standard Class and 0.75% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue through at least April 30, 2022, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.
LIAC retains the right to receive reimbursements of excess amounts waived or paid by LIAC under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LIAC and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2021, LIAC has recouped $13,399 in previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
Expiration Date
	2023	Total
LIAC	$ 510,175	$ 510,175
SSGA Funds Management, Inc. (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2021, costs for these administrative and legal services were as follows:
Administrative	$26,407
Legal	4,200
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
LVIP SSGA Emerging Markets Equity Index Fund–30

LVIP SSGA Emerging Markets Equity Index Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services. For the six months ended June 30, 2021, there were no fees paid by the Funds for these services.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2021, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LIAC	$ 4,603
Management fees payable to LIAC	274,918
Distribution fees payable to LFD	2,982
Printing and mailing fees payable to Lincoln Life	41,778
Shareholder servicing fees payable to Lincoln Life	23,449
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2021, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$182,979,439
Sales	49,700,587
At June 30, 2021, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes for the Fund were as follows:
Cost of investments and derivatives	$697,556,749
Aggregate unrealized appreciation of investments and derivatives	$296,701,539
Aggregate unrealized depreciation of investments and derivatives	(23,699,793)
Net unrealized appreciation of investments and derivatives	$273,001,746
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2021.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
LVIP SSGA Emerging Markets Equity Index Fund–31

LVIP SSGA Emerging Markets Equity Index Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Argentina	$ 97,344	$ —	$ —	$ 97,344
Australia	103,953	—	—	103,953
Brazil	38,688,924	—	—	38,688,924
Chile	3,283,513	—	—	3,283,513
China	330,673,556	—	182,341	330,855,897
Colombia	1,045,761	—	—	1,045,761
Comoros	307,459	—	—	307,459
Czech Republic	1,047,016	—	—	1,047,016
Egypt	633,123	—	—	633,123
Greece	1,231,174	—	—	1,231,174
Hong Kong	24,864,579	—	236,931	25,101,510
Hungary	2,185,720	—	—	2,185,720
India	96,183,865	—	—	96,183,865
Indonesia	10,638,850	—	—	10,638,850
Kuwait	4,977,726	—	—	4,977,726
Luxembourg	323,050	—	—	323,050
Malaysia	12,063,191	—	—	12,063,191
Mexico	16,975,429	—	—	16,975,429
Peru	1,784,359	—	—	1,784,359
Philippines	6,007,471	—	—	6,007,471
Poland	6,746,026	—	—	6,746,026
Qatar	6,270,450	—	—	6,270,450
Republic of Korea	121,013,647	—	—	121,013,647
Romania	333,771	—	—	333,771
Russia	30,379,653	776,690	—	31,156,343
Saudi Arabia	27,921,853	—	—	27,921,853
South Africa	33,560,279	—	—	33,560,279
Taiwan	133,199,402	—	836,608	134,036,010
Thailand	15,490,851	—	—	15,490,851
Turkey	2,232,905	—	—	2,232,905
United Arab Emirates	6,566,339	—	—	6,566,339
Uruguay	964,392	—	—	964,392
Preferred Stocks	21,244,971	—	—	21,244,971
Rights	824	—	—	824
Warrants	5,156	—	—	5,156
Corporate Bond	—	4,981	—	4,981
LVIP SSGA Emerging Markets Equity Index Fund–32

LVIP SSGA Emerging Markets Equity Index Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
	Level 1	Level 2	Level 3	Total
Money Market Fund	$ 8,797,880	$ —	$ —	$ 8,797,880
Total Investments	$967,844,462	$781,671	$1,255,880	$969,882,013
Derivatives:

Assets:
Swap Contract	$ —	$754,248	$—	$754,248
Liabilities:
Futures Contract	$(77,766)	$ —	$—	$ (77,766)
During the six months ended June 30, 2021, there were no material transfers to or from Level 3 investments.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/21	12/31/20
Shares sold:
Standard Class	11,486,782	17,714,065
Service Class	467,926	497,913
Shares reinvested:
Standard Class	—	1,220,264
Service Class	—	11,595
	11,954,708	19,443,837
Shares redeemed:
Standard Class	(3,053,642)	(24,734,839)
Service Class	(86,541)	(180,019)
	(3,140,183)	(24,914,858)
Net increase	8,814,525	(5,471,021)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $300,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. In addition, certain Participants, including the Fund, is subject to an up-front fee of 0.10% of the sum of commitments. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 16, 2022.
The Fund had no amounts outstanding as of June 30, 2021, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. The Fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity and minimizing costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures
LVIP SSGA Emerging Markets Equity Index Fund–33

LVIP SSGA Emerging Markets Equity Index Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2021, the Fund used futures contracts to facilitate investments in portfolio securities; to reduce transaction costs and as a cash management tool.
Swap Contracts–The Fund enters into total return swap contracts in the normal course of pursuing its investment objective and strategies. The Fund may also use total return swaps as a substitute for futures or options contracts if such contracts are not directly available to the Fund on favorable terms and to gain exposure to markets the Fund invests in.
Total Return Swaps- Total return swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract.
The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the total return swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
During the six months ended June 30, 2021, the Fund used total return swap contracts to gain exposure to markets the Fund invests in.
Swaps Generally–The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Statement of Net Assets.
Fair values of derivative instruments as of June 30, 2021 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$ —	Receivables and other assets net of liabilities	$(77,766)
Swap contracts (Equity contracts)	Receivables and other assets net of liabilities	754,248	Receivables and other assets net of liabilities	—
Total		$754,248		$(77,766)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2021 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$1,643,914	$(549,996)
Swap contracts (Equity contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	821,642	(209,157)
Total		$2,465,556	$(759,153)
LVIP SSGA Emerging Markets Equity Index Fund–34

LVIP SSGA Emerging Markets Equity Index Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2021.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$16,853,670	$—
Total return swap contracts (average notional value)	8,364,704	8,083,913
At June 30, 2021, the Fund received cash collateral for certain open bilateral derivatives as follows:
Broker	Cash Collateral
Hong Kong Shanghai Bank	$850,000
Total	$850,000
In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.
At June 30, 2021, the Fund had the following assets and liabilities subject to offsetting provisions:
Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities
Counterparty	Gross Value of Derivative Assets	Gross Value of Derivative Liability	Net Position
Hong Kong Shanghai Bank	$754,248	$—	$754,248
Total	$754,248	$—	$754,248

Counterparty	Net Position	Fair Value of Non Cash Collateral Received	Cash Collateral Received	Fair Value of Non Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure[1]
Hong Kong Shanghai Bank	754,248	—	(754,248)	—	—	—
Total	754,248	—	(754,248)	—	—	—

1	Net exposure represents the receivable (payable) that would be due from (to) the counterparty in an event of default.
7. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of
LVIP SSGA Emerging Markets Equity Index Fund–35

LVIP SSGA Emerging Markets Equity Index Fund
Notes to Financial Statements (continued)
 7. Risk Factors (continued)
investors. This may limit the number of shares available for acquisition or disposition by the Fund.   Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2021. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.
The Fund currently invests a significant portion of its assets in companies located in China, and therefore the Fund has more exposure to the risks specific to China. China is a developing market and may be subject to considerable degrees of economic, political and social instability. In the past couple of decades, the Chinese government has reformed economic and market practices and expanded the sphere of private ownership in China. Nevertheless, in general the Chinese markets continue to experience inefficiency, volatility and pricing anomalies that result from government influence, a lack of publicly available information, and/or political and social instability. Internal social unrest or confrontations with neighboring countries could also disrupt economic developments in China. Reduction in spending on Chinese products and services, institutions of tariffs or other trade barriers, or a downturn in any of the economies of China's key trading partners may adversely impact the Chinese economy. In addition, from time to time, China has experienced outbreaks of infectious illnesses, diseases or public health emergencies, and could again in the future. Any of these events could reduce consumer demand and/or economic output, result in closure of markets, impose restrictions on travel or quarantines, and could generally significantly impact the Chinese economy, which would adversely affect the Fund's investments in securities of issuers located in China.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Recent Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) - Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying this ASU.
10. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP SSGA Emerging Markets Equity Index Fund–36

LVIP SSGA Emerging Markets Equity Index Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 8-9, 2021, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2020 through December 31, 2020. During the period covered by the report, there was one liquidity event due to an extended Taiwanese foreign holiday in February 2020 that caused the LVIP SSGA Emerging Markets Equity Index Fund to classify its Taiwanese securities as illiquid for one day, which caused the Fund to exceed the 15% limit on illiquid securities on that day. The LVIP SSGA Emerging Markets Equity Index Fund was under the 15% limitation the following business day, and there was no impact on the Fund ability to timely meet redemptions. There were no additional liquidity events that impacted the Fund or its respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP SSGA Emerging Markets Equity Index Fund–37

LVIP SSGA Funds
LVIP SSGA Developed International 150 Fund
LVIP SSGA Emerging Markets 100 Fund
LVIP SSGA Large Cap 100 Fund
LVIP SSGA Small-Mid Cap 200 Fund
each a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2021

LVIP SSGA Funds
Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as exhibits to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Funds' proxy voting procedures and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP SSGA Funds
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2021 to June 30, 2021
Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis tables. The Expense Analysis tables do not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. These Expense Analyses are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analyses are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021 to June 30, 2021.
Actual Expenses
The first section of the tables, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the tables, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the tables are meant to highlight your ongoing costs only. The Funds do not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Funds' expenses shown in the tables reflect fee waivers in effect.
LVIP SSGA Developed International 150 Fund
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/21	Ending Account Value 6/30/21	Annualized Expense Ratio	Expenses Paid During Period 1/1/21 to 6/30/21*
Actual
Standard Class Shares	$1,000.00	$1,147.40	0.40%	$2.13
Service Class Shares	1,000.00	1,146.10	0.65%	3.46
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.80	0.40%	$2.01
Service Class Shares	1,000.00	1,021.60	0.65%	3.26
LVIP SSGA Emerging Markets 100 Fund
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/21	Ending Account Value 6/30/21	Annualized Expense Ratio	Expenses Paid During Period 1/1/21 to 6/30/21*
Actual
Standard Class Shares	$1,000.00	$1,131.10	0.45%	$2.38
Service Class Shares	1,000.00	1,129.80	0.70%	3.70
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.60	0.45%	$2.26
Service Class Shares	1,000.00	1,021.30	0.70%	3.51

LVIP SSGA Funds–1

LVIP SSGA Funds
Disclosure
OF FUND EXPENSES (unaudited) (continued)
LVIP SSGA Large Cap 100 Fund
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/21	Ending Account Value 6/30/21	Annualized Expense Ratio	Expenses Paid During Period 1/1/21 to 6/30/21*
Actual
Standard Class Shares	$1,000.00	$1,220.60	0.36%	$1.98
Service Class Shares	1,000.00	1,219.20	0.61%	3.36
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.00	0.36%	$1.81
Service Class Shares	1,000.00	1,021.80	0.61%	3.06
LVIP SSGA Small-Mid Cap 200 Fund
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/21	Ending Account Value 6/30/21	Annualized Expense Ratio	Expenses Paid During Period 1/1/21 to 6/30/21*
Actual
Standard Class Shares	$1,000.00	$1,307.70	0.38%	$2.17
Service Class Shares	1,000.00	1,306.10	0.63%	3.60
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.90	0.38%	$1.91
Service Class Shares	1,000.00	1,021.70	0.63%	3.16

*	"Expenses Paid During Period" are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
LVIP SSGA Funds–2

LVIP SSGA Developed International 150 Fund
Security Type/Country and Sector Allocations and Top 10 Equity Holdings (unaudited)
As of June 30, 2021
Security Type/Country	Percentage of Net Assets
Common Stock	96.98%
Australia	4.13%
Belgium	0.61%
Canada	3.44%
Denmark	0.86%
Finland	0.66%
France	3.24%
Germany	4.11%
Hong Kong	7.21%
Ireland	0.58%
Italy	0.62%
Japan	43.13%
Netherlands	2.60%
Norway	1.38%
Singapore	2.47%
Spain	4.62%
Sweden	2.46%
Switzerland	3.25%
United Kingdom	11.61%
Preferred Stocks	1.31%
Rights	0.03%
Money Market Fund	0.81%
Total Investments	99.13%
Receivables and Other Assets Net of Liabilities	0.87%
Total Net Assets	100.00%
Sector designations may be different than the sector designations presented in other Fund materials.
Sector	Percentage of Net Assets
Aerospace & Defense	0.68%
Auto Components	1.38%
Automobiles	6.30%
Banks	6.92%
Building Products	0.67%
Capital Markets	1.82%
Chemicals	4.35%
Commercial Services & Supplies	1.83%
Communications Equipment	0.61%
Construction & Engineering	3.43%
Construction Materials	0.67%
Diversified Financial Services	1.36%
Diversified Telecommunication Services	3.73%
Electric Utilities	3.80%
Electrical Equipment	0.61%
Electronic Equipment, Instruments & Components	0.61%
Sector	Percentage of Net Assets
Equity Real Estate Investment Trusts	1.40%
Food & Staples Retailing	3.72%
Food Products	2.44%
Gas Utilities	0.68%
Health Care Providers & Services	1.52%
Household Durables	3.13%
Industrial Conglomerates	4.11%
Insurance	5.65%
IT Services	3.56%
Machinery	1.19%
Marine	0.86%
Metals & Mining	3.53%
Multiline Retail	0.73%
Multi-Utilities	0.60%
Oil, Gas & Consumable Fuels	2.59%
Paper & Forest Products	0.56%
Pharmaceuticals	6.23%
Professional Services	0.64%
Real Estate Management & Development	4.68%
Road & Rail	1.25%
Software	1.41%
Technology Hardware, Storage & Peripherals	2.05%
Tobacco	1.95%
Trading Companies & Distributors	3.20%
Wireless Telecommunication Services	1.87%
Total	98.32%
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
Eisai	0.95%
Wm Morrison Supermarkets	0.89%
AP Moller - Maersk Class B	0.86%
Fujitsu	0.81%
FUJIFILM Holdings	0.81%
Toshiba	0.80%
Fresenius & Co.	0.78%
Isuzu Motors	0.78%
Power Corp of Canada	0.78%
Seven & i Holdings	0.77%
Total	8.23%

IT–Information Technology
LVIP SSGA Funds–3

LVIP SSGA Emerging Markets 100 Fund
Security Type/Country and Sector Allocations and Top 10 Equity Holdings (unaudited)
As of June 30, 2021
Security Type/Country	Percentage of Net Assets
Common Stock	97.98%
Brazil	4.38%
Chile	0.83%
China	20.63%
Greece	0.98%
Hong Kong	10.27%
Hungary	0.86%
India	7.00%
Indonesia	0.84%
Kuwait	0.86%
Malaysia	0.75%
Republic of Korea	16.69%
Russia	3.13%
South Africa	6.60%
Taiwan	20.35%
Thailand	2.75%
Trinidad And Tobago	1.06%
Money Market Fund	0.14%
Total Investments	98.12%
Receivables and Other Assets Net of Liabilities	1.88%
Total Net Assets	100.00%
Sector designations may be different than the sector designations presented in other Fund materials.
Sector	Percentage of Net Assets
Auto Components	4.07%
Automobiles	5.22%
Banks	14.50%
Beverages	1.19%
Capital Markets	0.88%
Construction & Engineering	0.83%
Construction Materials	5.68%
Diversified Telecommunication Services	1.94%
Electric Utilities	0.83%
Electronic Equipment, Instruments & Components	2.71%
Food & Staples Retailing	0.98%
Food Products	4.78%
Gas Utilities	0.79%
Health Care Equipment & Supplies	2.02%
Health Care Providers & Services	2.08%
Household Durables	1.12%
Independent Power and Renewable Electricity Producers	0.99%
Industrial Conglomerates	4.15%
Insurance	6.09%
Sector	Percentage of Net Assets
Interactive Media & Services	0.97%
Leisure Products	1.06%
Metals & Mining	6.27%
Oil, Gas & Consumable Fuels	5.20%
Paper & Forest Products	0.83%
Personal Products	0.94%
Pharmaceuticals	5.11%
Real Estate Management & Development	2.32%
Semiconductors & Semiconductor Equipment	0.99%
Technology Hardware, Storage & Peripherals	7.11%
Textiles, Apparel & Luxury Goods	1.17%
Tobacco	0.98%
Wireless Telecommunication Services	4.18%
Total	97.98%
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
Nedbank Group	1.30%
Shandong Weigao Group Medical Polymer Class H	1.27%
PetroChina Class H	1.26%
China Development Financial Holding	1.22%
SK Telecom	1.19%
Ambev	1.19%
MTN Group	1.17%
Pou Chen	1.17%
CSPC Pharmaceutical Group	1.15%
Banco do Brasil	1.14%
Total	12.06%
LVIP SSGA Funds–4

LVIP SSGA Large Cap 100 Fund
Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)
As of June 30, 2021
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Common Stock	99.72%
Aerospace & Defense	2.07%
Automobiles	0.99%
Banks	4.86%
Biotechnology	2.34%
Building Products	2.22%
Capital Markets	1.05%
Chemicals	1.95%
Commercial Services & Supplies	1.04%
Communications Equipment	1.00%
Containers & Packaging	0.94%
Distributors	1.02%
Diversified Telecommunication Services	2.76%
Electric Utilities	2.83%
Electrical Equipment	2.05%
Electronic Equipment, Instruments & Components	1.95%
Energy Equipment & Services	0.96%
Equity Real Estate Investment Trusts	5.15%
Food Products	5.77%
Health Care Equipment & Supplies	1.93%
Health Care Providers & Services	7.00%
Household Durables	4.10%
Industrial Conglomerates	0.97%
Insurance	6.87%
Internet & Direct Marketing Retail	1.13%
IT Services	7.05%
Life Sciences Tools & Services	1.07%
Machinery	3.78%
Media	1.46%
Metals & Mining	2.26%
Multiline Retail	3.05%
Multi-Utilities	0.91%
Oil, Gas & Consumable Fuels	2.09%
Pharmaceuticals	2.96%
Professional Services	1.01%
Semiconductors & Semiconductor Equipment	7.16%
Software	1.00%
Specialty Retail	0.94%
Technology Hardware, Storage & Peripherals	2.03%
Money Market Fund	0.35%
Total Investments	100.07%
Liabilities Net of Receivables and Other Assets	(0.07%)
Total Net Assets	100.00%
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
Nucor	1.29%
Biogen	1.21%
Target	1.20%
eBay	1.13%
Carrier Global	1.13%
Alexion Pharmaceuticals	1.13%
Teradyne	1.11%
NetApp	1.11%
Akamai Technologies	1.10%
Applied Materials	1.10%
Total	11.51%

IT–Information Technology

LVIP SSGA Funds–5

LVIP SSGA Small-Mid Cap 200 Fund
Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)
As of June 30, 2021
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Common Stock	99.02%
Aerospace & Defense	0.97%
Air Freight & Logistics	0.57%
Airlines	0.34%
Auto Components	0.99%
Banks	5.59%
Biotechnology	5.98%
Building Products	0.98%
Capital Markets	1.62%
Chemicals	1.44%
Commercial Services & Supplies	4.56%
Communications Equipment	0.96%
Consumer Finance	0.68%
Containers & Packaging	0.51%
Diversified Consumer Services	1.81%
Diversified Telecommunication Services	0.65%
Electric Utilities	0.96%
Electrical Equipment	0.99%
Electronic Equipment, Instruments & Components	6.16%
Energy Equipment & Services	1.18%
Equity Real Estate Investment Trusts	7.52%
Food & Staples Retailing	1.32%
Food Products	0.95%
Health Care Equipment & Supplies	4.02%
Health Care Providers & Services	4.94%
Health Care Technology	1.08%
Household Durables	5.30%
Independent Power and Renewable Electricity Producers	0.51%
Insurance	4.63%
Internet & Direct Marketing Retail	0.53%
IT Services	1.44%
Life Sciences Tools & Services	0.55%
Machinery	1.40%
Media	1.61%
Metals & Mining	1.60%
Mortgage Real Estate Investment Trusts (REITs)	2.08%
Multiline Retail	0.48%
Oil, Gas & Consumable Fuels	3.34%
Paper & Forest Products	1.41%
Pharmaceuticals	3.94%
Professional Services	1.57%
Road & Rail	0.47%
Semiconductors & Semiconductor Equipment	1.56%
Software	1.47%
Specialty Retail	2.73%
Security Type/Sector	Percentage of Net Assets
Technology Hardware, Storage & Peripherals	0.90%
Thrifts & Mortgage Finance	0.92%
Tobacco	0.47%
Trading Companies & Distributors	2.35%
Wireless Telecommunication Services	0.99%
Money Market Fund	1.34%
Total Investments	100.36%
Liabilities Net of Receivables and Other Assets	(0.36%)
Total Net Assets	100.00%
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
Navient	0.68%
Tronox Holdings Class A	0.65%
Brookdale Senior Living	0.65%
Consolidated Communications Holdings	0.65%
Murphy Oil	0.65%
Bonanza Creek Energy	0.65%
Transocean	0.64%
ODP	0.64%
Vanda Pharmaceuticals	0.64%
Lantheus Holdings	0.64%
Total	6.49%

IT–Information Technology

LVIP SSGA Funds–6

LVIP SSGA Developed International 150 Fund
Statement of Net Assets
June 30, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–96.98%
Australia–4.13%
Aurizon Holdings	2,081,667	$ 5,807,465
Computershare	551,081	6,984,487
Dexus	858,386	6,868,777
Fortescue Metals Group	423,172	7,407,133
Origin Energy	1,719,906	5,817,195
Rio Tinto	74,574	7,082,568
		39,967,625
Belgium–0.61%
Ageas	106,109	5,888,318
		5,888,318
Canada–3.44%
Canadian Tire Class A	44,700	7,073,533
Kinross Gold	940,800	5,965,382
Manulife Financial	294,900	5,804,744
Pembina Pipeline	218,500	6,943,139
Power Corp of Canada	237,900	7,519,298
		33,306,096
Denmark–0.86%
AP Moller - Maersk Class B	2,880	8,277,776
		8,277,776
Finland–0.66%
Fortum	230,110	6,346,560
		6,346,560
France–3.24%
Bouygues	155,446	5,748,944
Danone	90,395	6,363,626
Gecina	43,781	6,707,202
Orange	504,754	5,754,694
Sanofi	64,416	6,749,050
		31,323,516
Germany–4.11%
Bayerische Motoren Werke	63,810	6,757,437
Daimler	73,561	6,568,040
Evonik Industries	175,564	5,887,190
Fresenius & Co.	145,455	7,587,962
Fresenius Medical Care & Co.	85,786	7,124,522
RWE	161,166	5,840,096
		39,765,247
Hong Kong–7.21%
BOC Hong Kong Holdings	1,733,500	5,883,045
CK Asset Holdings	1,009,129	6,966,412
CK Hutchison Holdings	798,014	6,218,184
Henderson Land Development	1,464,300	6,940,257
HKT Trust	4,459,000	6,076,043
Hongkong Land Holdings	1,238,400	5,894,784
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Hong Kong (continued)
Jardine Matheson Holdings	93,500	$ 5,976,520
New World Development	1,275,000	6,626,000
Power Assets Holdings	1,070,000	6,566,658
Sun Hung Kai Properties	429,000	6,392,759
WH Group	6,935,500	6,234,920
		69,775,582
Ireland–0.58%
DCC	69,074	5,654,653
		5,654,653
Italy–0.62%
Telecom Italia	12,170,496	6,045,216
		6,045,216
Japan–43.13%
AGC	153,500	6,438,724
Aisin Seiki	170,900	7,307,035
Asahi Kasei	530,200	5,824,826
Astellas Pharma	401,300	6,987,847
Brother Industries	278,300	5,553,725
Canon	284,444	6,434,203
Chiba Bank	937,000	5,642,495
Chubu Electric Power	480,000	5,867,411
Dai Nippon Printing	286,700	6,062,004
Daiwa Securities Group	1,191,900	6,545,553
Eisai	93,800	9,224,222
ENEOS Holdings	1,381,600	5,781,591
FUJIFILM Holdings	105,300	7,809,233
Fujitsu	42,000	7,863,540
Hitachi	130,426	7,467,841
Honda Motor	208,400	6,659,346
Isuzu Motors	572,800	7,563,775
ITOCHU	198,217	5,709,477
†Japan Post Holdings	657,800	5,389,940
Japan Tobacco	325,846	6,154,983
Kajima	432,800	5,481,341
Kansai Electric Power	564,900	5,387,385
KDDI	196,400	6,125,622
Kyocera	95,500	5,903,902
MEIJI Holdings	94,800	5,674,603
Mitsubishi	214,400	5,843,676
Mitsubishi Electric	404,600	5,872,609
Mitsubishi Gas Chemical	251,700	5,337,821
Mitsubishi Heavy Industries	199,000	5,855,628
Mitsubishi UFJ Financial Group	1,120,500	6,052,586
Mitsui & Co.	292,300	6,579,019
Mitsui Chemicals	191,000	6,593,321
Mizuho Financial Group	419,830	5,999,191
NEC	105,600	5,437,076
NGK Insulators	336,200	5,640,909
LVIP SSGA Funds–7

LVIP SSGA Developed International 150 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Nippon Express	82,300	$ 6,267,231
Nippon Telegraph & Telephone	234,000	6,096,701
Nomura Holdings	992,900	5,074,653
Obayashi	673,400	5,352,286
Oji Holdings	947,400	5,440,760
ORIX	358,400	6,047,264
Otsuka	138,200	7,252,406
Otsuka Holdings	148,500	6,158,148
Resona Holdings	1,491,934	5,737,020
Santen Pharmaceutical	442,900	6,099,617
Sekisui Chemical	323,300	5,526,322
Sekisui House	298,000	6,111,823
Seven & i Holdings	156,700	7,471,442
Shimizu	749,600	5,748,766
Shionogi & Co.	116,500	6,072,744
Subaru	321,000	6,332,162
Sumitomo	430,100	5,760,735
Sumitomo Chemical	1,205,000	6,388,631
Sumitomo Mitsui Financial Group	169,000	5,826,275
Sumitomo Mitsui Trust Holdings	177,300	5,630,446
T&D Holdings	481,600	6,225,101
Taisei	160,500	5,258,743
Takeda Pharmaceutical	162,400	5,436,479
TIS	270,900	6,917,893
Toppan Printing	356,800	5,732,823
Toshiba	178,100	7,703,051
Tosoh	322,200	5,556,823
Toyota Industries	69,700	6,029,227
Toyota Motor	83,600	7,306,863
Toyota Tsusho	148,500	7,017,643
Trend Micro	123,800	6,485,584
Yamaha Motor	260,000	7,067,825
		417,205,947
Netherlands–2.60%
†ABN AMRO Bank	510,200	6,165,851
Koninklijke Ahold Delhaize	227,434	6,760,875
NN Group	128,303	6,051,942
Royal Dutch Shell Class A	309,084	6,185,879
		25,164,547
Norway–1.38%
Norsk Hydro	1,068,842	6,820,111
Yara International	123,441	6,497,385
		13,317,496
Singapore–2.47%
CapitaLand	2,253,000	6,215,981
Singapore Telecommunications	3,533,700	6,017,828
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Singapore (continued)
United Overseas Bank	329,900	$ 6,334,512
Wilmar International	1,582,058	5,294,311
		23,862,632
Spain–4.62%
ACS Actividades de Construccion y Servicios	199,472	5,343,076
†Banco Bilbao Vizcaya Argentaria	1,200,684	7,443,162
CaixaBank	2,024,165	6,225,999
Enagas	286,419	6,617,522
Red Electrica	364,269	6,761,896
Repsol	492,298	6,160,818
Telefonica	1,310,335	6,123,247
		44,675,720
Sweden–2.46%
Electrolux Class B	208,949	5,793,762
Securitas Class B	371,897	5,870,846
Tele2 Class B	462,916	6,307,008
Telefonaktiebolaget LM Ericsson Class B	466,212	5,859,451
		23,831,067
Switzerland–3.25%
Adecco Group	91,525	6,218,062
†LafargeHolcim	107,956	6,475,610
Novartis	72,234	6,582,838
Swiss Prime Site	62,476	6,198,645
UBS Group	389,536	5,961,448
		31,436,603
United Kingdom–11.61%
Aegon	1,334,673	5,537,478
Aviva	1,138,697	6,393,573
BAE Systems	908,962	6,563,456
Berkeley Group Holdings	103,297	6,565,829
British American Tobacco	158,896	6,154,423
GlaxoSmithKline	353,681	6,944,371
Imperial Brands	304,195	6,551,746
J Sainsbury	1,875,080	7,049,943
M&G	2,239,216	7,090,195
†Persimmon	154,292	6,313,322
Phoenix Group Holdings	629,849	5,893,271
Rio Tinto	83,902	6,904,507
Sage Group	756,456	7,159,507
Smiths Group	308,068	6,775,792
Tesco	1,977,583	6,098,999
Vodafone Group	3,376,553	5,667,531
Wm Morrison Supermarkets	2,531,115	8,637,686
		112,301,629
Total Common Stock (Cost $860,376,224)		938,146,230

LVIP SSGA Funds–8

LVIP SSGA Developed International 150 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
PREFERRED STOCKS–1.31%
Germany–1.31%
Porsche Automobil Holding	62,156	$ 6,659,666
Volkswagen 2.67%	24,047	6,022,101
Total Preferred Stocks (Cost $7,552,004)		12,681,767
RIGHTS–0.03%
Spain–0.03%
†ACS Actividades de Construccion y Servicios	199,472	279,098
Total Rights (Cost $301,931)		279,098

	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–0.81%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 0.03%)	7,888,406	$ 7,888,406
Total Money Market Fund (Cost $7,888,406)		7,888,406

TOTAL INVESTMENTS–99.13% (Cost $876,118,565)	958,995,501
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.87%	8,381,037
NET ASSETS APPLICABLE TO 110,509,602 SHARES OUTSTANDING–100.00%	$967,376,538
NET ASSET VALUE PER SHARE–LVIP SSGA DEVELOPED INTERNATIONAL 150 FUND STANDARD CLASS ($817,017,823 / 93,319,006 Shares)	$8.755
NET ASSET VALUE PER SHARE–LVIP SSGA DEVELOPED INTERNATIONAL 150 FUND SERVICE CLASS ($150,358,715 / 17,190,596 Shares)	$8.747
COMPONENTS OF NET ASSETS AT JUNE 30, 2021:
Shares of beneficial interest (unlimited authorization–no par)	$884,709,797
Distributable earnings/(accumulated loss)	82,666,741
TOTAL NET ASSETS	$967,376,538

Δ Securities have been classified by country of origin.
† Non-income producing.
★ Includes $1,026,432 cash collateral held at broker for futures contracts, $941,755 payable for securities purchased, $198,138 payable for fund shares redeemed, $77,080 other accrued expenses payable, $319,452 due to manager and affiliates and $128,177 variation margin due to broker on futures contracts as of June 30, 2021.

The following futures contracts were outstanding at June 30, 2021:
Futures Contract1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contract:
144	E-mini MSCI EAFE Index	$16,589,520	$17,008,975	9/17/21	$—	$(419,455)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2021.

LVIP SSGA Funds–9

LVIP SSGA Developed International 150 Fund
Statement of Net Assets (continued)
Summary of Abbreviations:
EAFE–Europe Australasia Far East
MSCI–Morgan Stanley Capital International
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Funds–10

LVIP SSGA Emerging Markets 100 Fund
Statement of Net Assets
June 30, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–97.98%
Brazil–4.38%
Ambev	2,101,700	$ 7,208,774
Banco do Brasil	1,067,400	6,893,097
JBS	1,130,300	6,633,451
Telefonica Brasil	691,200	5,839,444
		26,574,766
Chile–0.83%
Enel Americas	34,262,180	5,029,294
		5,029,294
China–20.63%
Agricultural Bank of China Class H	13,794,000	4,796,801
Anhui Conch Cement Class H	879,500	4,666,924
Bank of China Class H	15,035,100	5,402,667
China CITIC Bank Class H	11,315,000	5,362,905
China Conch Venture Holdings	1,197,000	5,041,266
China Life Insurance Class H	2,702,000	5,359,247
China Petroleum & Chemical Class H	10,918,000	5,526,286
China Shenhua Energy Class H	3,038,500	5,956,232
Country Garden Holdings	4,617,744	5,174,243
CSPC Pharmaceutical Group	4,822,000	6,980,575
Fosun International	4,099,000	5,902,247
Haitong Securities Class H	6,128,400	5,367,273
Hengan International Group	847,000	5,672,630
Industrial & Commercial Bank of China Class H	8,061,000	4,734,253
Kunlun Energy	5,192,000	4,787,904
Minth Group	1,394,000	6,625,014
Momo ADR	384,700	5,889,757
New China Life Insurance Class H	1,519,200	5,185,116
PetroChina Class H	15,630,000	7,609,366
PICC Property & Casualty Class H	7,008,000	6,137,630
Shandong Weigao Group Medical Polymer Class H	3,296,000	7,692,067
Want Want China Holdings	7,352,000	5,207,939
		125,078,342
Greece–0.98%
Hellenic Telecommunications Organization	353,533	5,931,705
		5,931,705
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Hong Kong–10.27%
Bank of Communications Class H	9,466,000	$ 6,364,066
=Brilliance China Automotive Holdings	4,440,000	3,130,868
China Construction Bank Class H	6,789,000	5,342,502
China Minsheng Banking Class H	8,813,500	4,222,689
China National Building Material Class H	4,234,000	4,973,286
China Overseas Land & Investment	2,089,000	4,746,076
Guangzhou Automobile Group Class H	6,437,200	5,778,664
Kingboard Holdings	1,198,500	6,652,931
Nine Dragons Paper Holdings	3,922,000	5,031,119
Postal Savings Bank of China Class H	7,504,000	5,054,663
Shimao Group Holdings	1,700,500	4,170,050
Sinopharm Group Class H	2,286,800	6,803,586
		62,270,500
Hungary–0.86%
Richter Gedeon	196,886	5,241,535
		5,241,535
India–7.00%
Ambuja Cements	1,336,330	6,124,322
Aurobindo Pharma	474,194	6,157,568
†Bajaj Auto	112,603	6,262,396
Hero MotoCorp	133,752	5,223,040
Indian Oil	4,290,807	6,228,684
NTPC	3,829,343	5,996,711
Vedanta	1,817,374	6,426,702
		42,419,423
Indonesia–0.84%
Astra International	14,878,200	5,068,849
		5,068,849
Kuwait–0.86%
Mobile Telecommunications KSCP	2,670,091	5,219,660
		5,219,660
Malaysia–0.75%
Top Glove	4,534,900	4,555,109
		4,555,109
Republic of Korea–16.69%
CJ CheilJedang	14,782	6,051,150
Coway	97,412	6,807,552
Hana Financial Group	154,860	6,332,463
LVIP SSGA Funds–11

LVIP SSGA Emerging Markets 100 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Republic of Korea (continued)
Hankook Tire & Technology	141,080	$ 6,476,789
Hyundai Mobis	22,408	5,810,182
KB Financial Group	124,344	6,161,164
Kia Motors	77,525	6,168,130
Korea Zinc	15,755	6,036,747
KT&G	78,973	5,918,680
LG	67,298	6,125,334
†LX Holdings	32,796	327,625
POSCO	20,724	6,404,078
Shinhan Financial Group	180,670	6,513,521
SK Holdings	25,990	6,519,713
SK Telecom	25,468	7,236,833
Woori Financial Group	637,980	6,486,588
Yuhan	103,959	5,824,990
		101,201,539
Russia–3.13%
Novolipetsk Steel GDR	197,081	6,208,052
Severstal PAO	304,129	6,523,021
Surgutneftegas PJSC	12,423,170	6,227,300
		18,958,373
South Africa–6.60%
†Aspen Pharmacare Holdings	596,129	6,766,565
†MTN Group	978,133	7,070,915
†Nedbank Group	656,668	7,857,483
Old Mutual	6,946,541	6,567,108
Shoprite Holdings	543,706	5,918,324
Vodacom Group	647,119	5,835,400
		40,015,795
Taiwan–20.35%
Acer	5,149,000	5,414,650
Asia Cement	3,478,000	6,328,743
Asustek Computer	436,000	5,813,333
Catcher Technology	773,000	5,049,296
Cheng Shin Rubber Industry	3,440,000	5,771,916
China Development Financial Holding	15,649,000	7,385,710
Compal Electronics	6,665,000	5,346,353
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Taiwan (continued)
Far Eastern New Century	5,476,000	$ 6,289,170
Giant Manufacturing	565,000	6,458,591
Hon Hai Precision Industry	1,247,000	5,012,616
Inventec	5,923,000	5,580,215
Lite-On Technology	2,591,000	5,356,361
Pegatron	2,151,000	5,311,397
Pou Chen	5,012,000	7,069,416
Powertech Technology	1,557,000	6,007,268
Shin Kong Financial Holding	18,326,000	6,268,166
SinoPac Financial Holdings	12,925,000	6,378,421
Taiwan Cement	3,504,454	6,414,613
Uni-President Enterprises	2,330,000	6,121,346
Wistron	4,729,000	5,261,516
Zhen Ding Technology Holding	1,267,000	4,774,697
		123,413,794
Thailand–2.75%
Bangkok Dusit Medical Services NVDR	8,103,000	5,814,945
Charoen Pokphand Foods	5,979,391	4,943,958
Siam Cement NVDR	437,900	5,902,428
		16,661,331
Trinidad And Tobago–1.06%
Eregli Demir ve Celik Fabrikalari	3,102,261	6,413,495
		6,413,495
Total Common Stock (Cost $521,534,494)		594,053,510

MONEY MARKET FUND–0.14%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 0.03%)	852,756	852,756
Total Money Market Fund (Cost $852,756)		852,756

TOTAL INVESTMENTS–98.12% (Cost $522,387,250)	594,906,266
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.88%	11,374,531
NET ASSETS APPLICABLE TO 62,869,741 SHARES OUTSTANDING–100.00%	$606,280,797
NET ASSET VALUE PER SHARE–LVIP SSGA EMERGING MARKETS 100 FUND STANDARD CLASS ($425,094,595 / 44,068,173 Shares)	$9.646
NET ASSET VALUE PER SHARE–LVIP SSGA EMERGING MARKETS 100 FUND SERVICE CLASS ($181,186,202 / 18,801,568 Shares)	$9.637
LVIP SSGA Funds–12

LVIP SSGA Emerging Markets 100 Fund
Statement of Net Assets (continued)
COMPONENTS OF NET ASSETS AT JUNE 30, 2021:
Shares of beneficial interest (unlimited authorization–no par)	$667,803,838
Distributable earnings/(accumulated loss)	(61,523,041)
TOTAL NET ASSETS	$606,280,797

Δ Securities have been classified by country of origin.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements."
† Non-income producing.
★ Includes $811,377 cash collateral held at broker for futures contracts, $103,792 payable for fund shares redeemed, $74,611 other accrued expenses payable, $224,066 due to manager and affiliates, $184,138 variation margin due to broker on futures contracts and $404,221 foreign capital gain taxes payable as of June 30, 2021.

The following futures contracts were outstanding at June 30, 2021:
Futures Contract1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contract:
189	E-mini MSCI Emerging Markets Index	$12,897,360	$12,909,427	9/17/21	$—	$(12,067)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2021.

Summary of Abbreviations:
ADR–American Depositary Receipt
GDR–Global Depository Receipt
MSCI–Morgan Stanley Capital International
NVDR–Non-Voting Depository Receipt
PJSC–Public Joint Stock Company
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Funds–13

LVIP SSGA Large Cap 100 Fund
Statement of Net Assets
June 30, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–99.72%
Aerospace & Defense–2.07%
General Dynamics	88,186	$ 16,601,896
Northrop Grumman	49,265	17,904,379
		34,506,275
Automobiles–0.99%
†General Motors	278,177	16,459,733
		16,459,733
Banks–4.86%
Citigroup	221,974	15,704,661
Citizens Financial Group	367,558	16,859,885
Fifth Third Bancorp	427,932	16,359,840
KeyCorp	806,109	16,646,151
Truist Financial	278,755	15,470,903
		81,041,440
Biotechnology–2.34%
†Alexion Pharmaceuticals	102,451	18,821,273
†Biogen	58,497	20,255,756
		39,077,029
Building Products–2.22%
Carrier Global	387,494	18,832,208
Johnson Controls International	265,447	18,217,628
		37,049,836
Capital Markets–1.05%
Bank of New York Mellon	343,099	17,576,962
		17,576,962
Chemicals–1.95%
Dow	250,208	15,833,162
Eastman Chemical	143,063	16,702,606
		32,535,768
Commercial Services & Supplies–1.04%
Republic Services	158,041	17,386,090
		17,386,090
Communications Equipment–1.00%
Cisco Systems	313,359	16,608,027
		16,608,027
Containers & Packaging–0.94%
Amcor	1,375,572	15,764,055
		15,764,055
Distributors–1.02%
Genuine Parts	135,206	17,099,503
		17,099,503
Diversified Telecommunication Services–2.76%
AT&T	517,139	14,883,260
Lumen Technologies	1,176,772	15,992,332
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified Telecommunication Services (continued)
Verizon Communications	272,159	$ 15,249,069
		46,124,661
Electric Utilities–2.83%
Entergy	159,643	15,916,407
Exelon	362,370	16,056,615
PPL	545,957	15,270,417
		47,243,439
Electrical Equipment–2.05%
Eaton	115,722	17,147,686
Emerson Electric	176,677	17,003,395
		34,151,081
Electronic Equipment, Instruments & Components–1.95%
Amphenol Class A	244,393	16,718,925
Corning	386,509	15,808,218
		32,527,143
Energy Equipment & Services–0.96%
Baker Hughes	703,471	16,088,382
		16,088,382
Equity Real Estate Investment Trusts–5.15%
AvalonBay Communities	84,182	17,567,942
Boston Properties	151,370	17,345,488
Equity Residential	216,852	16,697,604
Realty Income	246,017	16,419,175
VICI Properties	577,606	17,917,338
		85,947,547
Food Products–5.77%
Conagra Brands	420,486	15,297,281
General Mills	265,399	16,170,761
JM Smucker	126,323	16,367,671
Kellogg	252,884	16,268,028
Kraft Heinz	406,101	16,560,799
Tyson Foods Class A	211,485	15,599,133
		96,263,673
Health Care Equipment & Supplies–1.93%
Becton Dickinson & Co.	64,176	15,606,961
Medtronic	134,113	16,647,447
		32,254,408
Health Care Providers & Services–7.00%
Anthem	43,133	16,468,179
†Centene	238,949	17,426,551
Cigna	64,580	15,309,981
CVS Health	212,482	17,729,498
Humana	37,563	16,629,891
†Laboratory Corp of America Holdings	62,168	17,149,043
LVIP SSGA Funds–14

LVIP SSGA Large Cap 100 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services (continued)
Quest Diagnostics	122,629	$ 16,183,349
		116,896,492
Household Durables–4.10%
DR Horton	186,215	16,828,250
Garmin	122,702	17,747,617
Lennar Class A	164,354	16,328,570
PulteGroup	322,041	17,573,777
		68,478,214
Industrial Conglomerates–0.97%
3M	81,547	16,197,681
		16,197,681
Insurance–6.87%
Aflac	311,128	16,695,128
Allstate	137,579	17,945,805
American International Group	345,803	16,460,223
Hartford Financial Services Group	231,402	14,339,982
MetLife	265,204	15,872,459
Principal Financial Group	267,904	16,928,854
Progressive	167,951	16,494,468
		114,736,919
Internet & Direct Marketing Retail–1.13%
eBay	269,346	18,910,783
		18,910,783
IT Services–7.05%
Accenture Class A	58,109	17,129,952
†Akamai Technologies	158,101	18,434,576
Automatic Data Processing	83,927	16,669,581
Broadridge Financial Solutions	104,475	16,875,847
Cognizant Technology Solutions Class A	201,561	13,960,115
International Business Machines	118,857	17,423,248
Paychex	160,408	17,211,778
		117,705,097
Life Sciences Tools & Services–1.07%
†Bio-Rad Laboratories Class A	27,798	17,909,973
		17,909,973
Machinery–3.78%
Cummins	60,208	14,679,312
PACCAR	171,090	15,269,783
Stanley Black & Decker	80,003	16,399,815
Westinghouse Air Brake Technologies	204,161	16,802,450
		63,151,360
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Media–1.46%
Fox Class A	386,547	$ 14,352,490
ViacomCBS Class B	221,081	9,992,861
		24,345,351
Metals & Mining–2.26%
Newmont	256,949	16,285,428
Nucor	223,839	21,472,875
		37,758,303
Multiline Retail–3.05%
Dollar General	78,732	17,036,817
†Dollar Tree	140,341	13,963,930
Target	82,591	19,965,548
		50,966,295
Multi-Utilities–0.91%
Consolidated Edison	211,892	15,196,894
		15,196,894
Oil, Gas & Consumable Fuels–2.09%
Exxon Mobil	276,115	17,417,334
Kinder Morgan	958,950	17,481,659
		34,898,993
Pharmaceuticals–2.96%
Merck & Co.	204,108	15,873,479
†Organon	20,376	616,578
Pfizer	435,764	17,064,518
†Viatris	1,110,414	15,867,816
		49,422,391
Professional Services–1.01%
Jacobs Engineering Group	125,915	16,799,579
		16,799,579
Semiconductors & Semiconductor Equipment–7.16%
Analog Devices	103,366	17,795,491
Applied Materials	128,440	18,289,856
Intel	249,969	14,033,260
†Micron Technology	186,851	15,878,598
QUALCOMM	122,310	17,481,768
Skyworks Solutions	90,633	17,378,878
Teradyne	138,845	18,599,676
		119,457,527
Software–1.00%
SS&C Technologies Holdings	231,103	16,653,282
		16,653,282
Specialty Retail–0.94%
Best Buy	135,774	15,611,295
		15,611,295
Technology Hardware, Storage & Peripherals–2.03%
Hewlett Packard Enterprise	1,054,087	15,368,588

LVIP SSGA Funds–15

LVIP SSGA Large Cap 100 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Technology Hardware, Storage & Peripherals (continued)
NetApp	226,223	$ 18,509,566
		33,878,154
Total Common Stock (Cost $1,263,435,108)		1,664,679,635

MONEY MARKET FUND–0.35%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 0.03%)	5,824,732	5,824,732
Total Money Market Fund (Cost $5,824,732)		5,824,732

TOTAL INVESTMENTS–100.07% (Cost $1,269,259,840)	1,670,504,367
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.07%)	(1,115,554)
NET ASSETS APPLICABLE TO 105,960,518 SHARES OUTSTANDING–100.00%	$1,669,388,813
NET ASSET VALUE PER SHARE–LVIP SSGA LARGE CAP 100 FUND STANDARD CLASS ($1,273,256,792 / 80,752,628 Shares)	$15.767
NET ASSET VALUE PER SHARE–LVIP SSGA LARGE CAP 100 FUND SERVICE CLASS ($396,132,021 / 25,207,890 Shares)	$15.715
COMPONENTS OF NET ASSETS AT JUNE 30, 2021:
Shares of beneficial interest (unlimited authorization–no par)	$1,066,279,398
Distributable earnings/(accumulated loss)	603,109,415
TOTAL NET ASSETS	$1,669,388,813

† Non-income producing.
★ Includes $286,000 cash collateral held at broker for futures contracts, $8,577 variation margin due from broker on futures contracts, $3,338,370 payable for securities purchased, $493,263 payable for fund shares redeemed, $67,840 other accrued expenses payable and $540,261 due to manager and affiliates as of June 30, 2021.

The following futures contracts were outstanding at June 30, 2021:
Futures Contract1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contract:
26	E-mini S&P 500 Index	$5,575,180	$5,504,771	9/17/21	$70,409	$—
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.
LVIP SSGA Funds–16

LVIP SSGA Large Cap 100 Fund
Statement of Net Assets (continued)
[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2021.

Summary of Abbreviations:
IT–Information Technology
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Funds–17

LVIP SSGA Small-Mid Cap 200 Fund
Statement of Net Assets
June 30, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–99.02%
Aerospace & Defense–0.97%
Moog Class A	29,162	$ 2,451,358
National Presto Industries	23,512	2,389,995
		4,841,353
Air Freight & Logistics–0.57%
†Atlas Air Worldwide Holdings	42,108	2,867,976
		2,867,976
Airlines–0.34%
†Mesa Air Group	183,716	1,714,070
		1,714,070
Auto Components–0.99%
BorgWarner	53,332	2,588,735
Standard Motor Products	54,552	2,364,829
		4,953,564
Banks–5.59%
Associated Banc-Corp	111,041	2,274,120
Financial Institutions	81,378	2,441,340
First Busey	94,032	2,318,829
First Financial Bancorp	99,251	2,345,301
First Horizon National	141,974	2,453,311
FNB	189,852	2,340,875
Heritage Commerce	204,673	2,278,011
Hope Bancorp	155,701	2,207,840
Independent Bank	104,083	2,259,642
Midland States Bancorp	87,042	2,286,593
People's United Financial	133,474	2,287,744
WesBanco	67,663	2,410,833
		27,904,439
Biotechnology–5.98%
†Akebia Therapeutics	760,256	2,881,370
†Anika Therapeutics	68,096	2,947,876
†Avrobio	205,987	1,831,224
†Bluebird Bio	82,324	2,632,721
†Catalyst Pharmaceuticals	542,232	3,117,834
†Gossamer Bio	264,600	2,148,552
†Immunic	164,084	2,011,670
†OPKO Health	527,318	2,135,638
†United Therapeutics	14,078	2,525,734
†Vanda Pharmaceuticals	148,647	3,197,397
†Viking Therapeutics	402,000	2,407,980
†XBiotech	123,201	2,040,209
		29,878,205
Building Products–0.98%
Apogee Enterprises	62,239	2,534,995
Griffon	92,826	2,379,130
		4,914,125
Capital Markets–1.62%
Invesco	100,137	2,676,662
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
Jefferies Financial Group	71,000	$ 2,428,200
Oppenheimer Holdings Class A	58,728	2,985,732
		8,090,594
Chemicals–1.44%
FutureFuel	169,576	1,627,930
Kronos Worldwide	159,718	2,287,162
Tronox Holdings Class A	145,974	3,269,817
		7,184,909
Commercial Services & Supplies–4.56%
ABM Industries	46,203	2,049,103
ACCO Brands	290,911	2,510,562
†CoreCivic	273,390	2,862,393
Deluxe	61,158	2,921,518
Ennis	112,939	2,430,447
Herman Miller	57,237	2,698,152
HNI	60,311	2,651,875
Kimball International Class B	175,188	2,303,722
Steelcase Class A	157,351	2,377,574
		22,805,346
Communications Equipment–0.96%
Juniper Networks	94,128	2,574,401
†NETGEAR	57,648	2,209,071
		4,783,472
Consumer Finance–0.68%
Navient	174,771	3,378,323
		3,378,323
Containers & Packaging–0.51%
Greif Class A	42,322	2,562,597
		2,562,597
Diversified Consumer Services–1.81%
†Adtalem Global Education	59,900	2,134,836
Graham Holdings Class B	4,043	2,562,858
†Perdoceo Education	195,563	2,399,558
Strategic Education	25,900	1,969,954
		9,067,206
Diversified Telecommunication Services–0.65%
†Consolidated Communications Holdings	368,055	3,235,203
		3,235,203
Electric Utilities–0.96%
OGE Energy	72,019	2,423,439
Pinnacle West Capital	28,971	2,374,753
		4,798,192
LVIP SSGA Funds–18

LVIP SSGA Small-Mid Cap 200 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electrical Equipment–0.99%
nVent Electric	84,733	$ 2,647,059
Powell Industries	74,036	2,291,414
		4,938,473
Electronic Equipment, Instruments & Components–6.16%
†Arrow Electronics	22,382	2,547,743
Avnet	60,243	2,414,540
Benchmark Electronics	79,559	2,264,249
†ePlus	23,367	2,025,685
†Insight Enterprises	24,904	2,490,649
†Kimball Electronics	92,856	2,018,689
Methode Electronics	58,082	2,858,215
PC Connection	51,181	2,368,145
†Plexus	26,100	2,385,801
†Sanmina	57,740	2,249,550
SYNNEX	21,083	2,567,066
†TTM Technologies	162,615	2,325,395
Vishay Intertechnology	99,205	2,237,073
		30,752,800
Energy Equipment & Services–1.18%
†Helix Energy Solutions Group	471,597	2,692,819
†Transocean	709,306	3,206,063
		5,898,882
Equity Real Estate Investment Trusts–7.52%
American Finance Trust	240,063	2,035,734
†Apartment Investment and Management Class A	412,717	2,769,331
Brandywine Realty Trust	180,945	2,480,756
Equity Commonwealth	81,700	2,140,540
†GEO Group	306,283	2,180,735
Industrial Logistics Properties Trust	102,375	2,676,083
Office Properties Income Trust	84,619	2,480,183
One Liberty Properties	107,915	3,063,707
Piedmont Office Realty Trust Class A	136,003	2,511,975
Preferred Apartment Communities Class A	244,748	2,386,293
Retail Value	134,356	2,922,243
Sabra Health Care REIT	130,157	2,368,857
SL Green Realty	33,200	2,656,000
VEREIT	60,955	2,799,663
Whitestone REIT	251,479	2,074,702
		37,546,802
Food & Staples Retailing–1.32%
Ingles Markets Class A	36,871	2,148,473
SpartanNash	119,521	2,307,951
Weis Markets	41,800	2,159,388
		6,615,812
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food Products–0.95%
B&G Foods	73,800	$ 2,420,640
Ingredion	25,900	2,343,950
		4,764,590
Health Care Equipment & Supplies–4.02%
†AngioDynamics	112,893	3,062,787
†Avanos Medical	52,800	1,920,336
†Envista Holdings	58,579	2,531,198
†ICU Medical	11,200	2,304,960
†Integer Holdings	26,699	2,515,046
†Invacare	295,128	2,381,683
†Lantheus Holdings	115,645	3,196,428
†Orthofix Medical	53,736	2,155,351
		20,067,789
Health Care Providers & Services–4.94%
†Acadia Healthcare	41,930	2,631,107
†Brookdale Senior Living	412,288	3,257,075
†Covetrus	77,974	2,105,298
†Henry Schein	35,179	2,609,930
†Magellan Health	24,655	2,322,501
†MEDNAX	86,533	2,608,970
National HealthCare	31,630	2,210,937
Premier Class A	68,864	2,395,779
†Triple-S Management Class B	88,457	1,969,937
Universal Health Services Class B	17,469	2,557,986
		24,669,520
Health Care Technology–1.08%
†Computer Programs and Systems	75,854	2,520,628
†HealthStream	102,609	2,866,896
		5,387,524
Household Durables–5.30%
†Beazer Homes	119,774	2,310,441
†Century Communities	40,700	2,708,178
†Green Brick Partners	109,911	2,499,376
KB Home	53,277	2,169,440
†M/I Homes	43,700	2,563,879
MDC Holdings	42,200	2,135,320
†Meritage Homes	26,741	2,515,793
†Taylor Morrison Home	80,182	2,118,408
Toll Brothers	42,823	2,475,598
†TRI Pointe Group	119,921	2,569,907
Whirlpool	10,953	2,387,973
		26,454,313
Independent Power and Renewable Electricity Producers–0.51%
Vistra	138,400	2,567,320
		2,567,320

LVIP SSGA Funds–19

LVIP SSGA Small-Mid Cap 200 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance–4.63%
American Equity Investment Life Holding	81,659	$ 2,639,219
American National Group	21,494	3,192,934
Assured Guaranty	54,944	2,608,741
CNO Financial Group	96,923	2,289,321
Employers Holdings	56,696	2,426,589
First American Financial	43,387	2,705,179
Horace Mann Educators	54,736	2,048,221
Old Republic International	107,825	2,685,921
Unum Group	88,495	2,513,258
		23,109,383
Internet & Direct Marketing Retail–0.53%
Qurate Retail	202,281	2,647,858
		2,647,858
IT Services–1.44%
Alliance Data Systems	21,726	2,263,632
Cass Information Systems	50,925	2,075,194
†Sykes Enterprises	53,397	2,867,419
		7,206,245
Life Sciences Tools & Services–0.55%
†Syneos Health	30,703	2,747,611
		2,747,611
Machinery–1.40%
Luxfer Holdings	116,310	2,587,897
Miller Industries	52,692	2,078,172
Trinity Industries	85,650	2,303,129
		6,969,198
Media–1.61%
†DISH Network Class A	65,214	2,725,945
Gray Television	128,355	3,003,507
TEGNA	122,582	2,299,639
		8,029,091
Metals & Mining–1.60%
Commercial Metals	82,272	2,527,396
Reliance Steel & Aluminum	16,235	2,449,861
Steel Dynamics	50,541	3,012,244
		7,989,501
Mortgage Real Estate Investment Trusts (REITs)–2.08%
Broadmark Realty Capital	225,852	2,391,773
Dynex Capital	126,534	2,361,124
Ready Capital	177,906	2,823,368
TPG RE Finance Trust	210,799	2,835,247
		10,411,512
Multiline Retail–0.48%
Big Lots	36,636	2,418,342
		2,418,342
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels–3.34%
Berry	423,212	$ 2,843,985
†Bonanza Creek Energy	68,475	3,223,118
†Dorian	181,648	2,564,870
Equitrans Midstream	290,000	2,467,900
International Seaways	121,427	2,328,970
Murphy Oil	138,900	3,233,592
		16,662,435
Paper & Forest Products–1.41%
Glatfelter	139,818	1,953,258
Schweitzer-Mauduit International	51,302	2,071,575
Verso Class A	169,239	2,995,530
		7,020,363
Pharmaceuticals–3.94%
†Amphastar Pharmaceuticals	130,607	2,633,037
†ANI Pharmaceuticals	74,203	2,600,815
†Innoviva	200,380	2,687,096
†Jazz Pharmaceuticals	14,108	2,506,145
Perrigo	54,389	2,493,736
†Prestige Consumer Healthcare	52,178	2,718,474
†Supernus Pharmaceuticals	92,556	2,849,799
†VYNE Therapeutics	340,907	1,196,583
		19,685,685
Professional Services–1.57%
CRA International	34,768	2,976,141
ManTech International Class A	27,078	2,343,330
Resources Connection	176,455	2,533,894
		7,853,365
Road & Rail–0.47%
Knight-Swift Transportation Holdings	51,640	2,347,554
		2,347,554
Semiconductors & Semiconductor Equipment–1.56%
Amkor Technology	108,200	2,561,094
†First Solar	28,800	2,606,688
†Photronics	197,445	2,608,248
		7,776,030
Software–1.47%
Ebix	80,324	2,722,984
InterDigital	37,814	2,761,556
†VirnetX Holding	431,150	1,841,011
		7,325,551
Specialty Retail–2.73%
Aaron's	94,921	3,036,523
Foot Locker	43,122	2,657,609

LVIP SSGA Funds–20

LVIP SSGA Small-Mid Cap 200 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
Group 1 Automotive	15,900	$ 2,455,437
†ODP	66,772	3,205,724
Penske Automotive Group	30,509	2,303,124
		13,658,417
Technology Hardware, Storage & Peripherals–0.90%
†Super Micro Computer	62,300	2,191,714
Xerox Holdings	98,310	2,309,302
		4,501,016
Thrifts & Mortgage Finance–0.92%
New York Community Bancorp	194,700	2,145,594
Provident Financial Services	107,229	2,454,472
		4,600,066
Tobacco–0.47%
Universal	41,134	2,343,404
		2,343,404
Trading Companies & Distributors–2.35%
Air Lease	49,395	2,061,747
CAI International	54,051	3,026,856
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Trading Companies & Distributors (continued)
GATX	25,929	$ 2,293,939
Rush Enterprises Class A	49,377	2,135,061
Triton International	42,679	2,233,819
		11,751,422
Wireless Telecommunication Services–0.99%
Telephone & Data Systems	108,640	2,461,782
†United States Cellular	68,905	2,501,941
		4,963,723
Total Common Stock (Cost $422,072,213)		494,661,171

MONEY MARKET FUND–1.34%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 0.03%)	6,688,291	6,688,291
Total Money Market Fund (Cost $6,688,291)		6,688,291

TOTAL INVESTMENTS–100.36% (Cost $428,760,504)	501,349,462
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.36%)	(1,778,715)
NET ASSETS APPLICABLE TO 28,999,103 SHARES OUTSTANDING–100.00%	$499,570,747
NET ASSET VALUE PER SHARE–LVIP SSGA SMALL-MID CAP 200 FUND STANDARD CLASS ($284,178,174 / 16,475,278 Shares)	$17.249
NET ASSET VALUE PER SHARE–LVIP SSGA SMALL-MID CAP 200 FUND SERVICE CLASS ($215,392,573 / 12,523,825 Shares)	$17.199
COMPONENTS OF NET ASSETS AT JUNE 30, 2021:
Shares of beneficial interest (unlimited authorization–no par)	$313,079,976
Distributable earnings/(accumulated loss)	186,490,771
TOTAL NET ASSETS	$499,570,747

† Non-income producing.
★ Includes $299,000 cash collateral held at broker for futures contracts, $7,254 variation margin due from broker on futures contracts, $2,067,231 payable for securities purchased, $738,216 payable for fund shares redeemed, $31,998 other accrued expenses payable and $187,855 due to manager and affiliates as of June 30, 2021.
LVIP SSGA Funds–21

LVIP SSGA Small-Mid Cap 200 Fund
Statement of Net Assets (continued)
The following futures contracts were outstanding at June 30, 2021:
Futures Contract1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contract:
46	E-mini Russell 2000 Index	$5,307,940	$5,341,789	9/17/21	$—	$(33,849)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2021.

Summary of Abbreviations:
IT–Information Technology
REIT–Real Estate Investment Trust
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Funds–22

LVIP SSGA Funds
Statements of Operations
Six Months Ended June 30, 2021 (unaudited)
	LVIP SSGA Developed International 150 Fund	LVIP SSGA Emerging Markets 100 Fund	LVIP SSGA Large Cap 100 Fund	LVIP SSGA Small-Mid Cap 200 Fund
INVESTMENT INCOME:
Dividends from unaffiliated investments	$ 24,216,977	$ 14,225,881	$ 19,695,762	$ 4,749,137
Foreign taxes withheld	(2,046,625)	(1,293,971)	—	(2,111)
	22,170,352	12,931,910	19,695,762	4,747,026
EXPENSES:
Management fees	1,589,107	1,044,967	2,502,530	784,862
Distribution fees-Service Class	185,153	227,203	464,571	254,585
Shareholder servicing fees	140,418	88,780	237,118	71,076
Accounting and administration expenses	88,078	60,555	139,750	49,102
Custodian fees	56,858	151,898	12,583	3,492
Professional fees	53,818	26,146	26,604	18,444
Pricing fees	12,045	11,835	872	1,384
Trustees’ fees and expenses	10,445	6,693	17,482	5,076
Reports and statements to shareholders	8,920	5,377	14,911	4,658
Consulting fees	1,355	1,282	1,572	1,243
Other	11,537	10,944	19,085	6,210
	2,157,734	1,635,680	3,437,078	1,200,132
Less:
Management fees waived	(39,672)	(32,232)	(53,308)	(16,116)
Total operating expenses	2,118,062	1,603,448	3,383,770	1,184,016
NET INVESTMENT INCOME	20,052,290	11,328,462	16,311,992	3,563,010
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	120,816,088	84,493,238	333,688,167	212,679,752
Foreign currencies	(190,929)	(735,821)	—	—
Futures contracts	2,636,414	698,467	778,100	428,659
Net realized gain	123,261,573	84,455,884	334,466,267	213,108,411
Net change in unrealized appreciation (depreciation) of:
Investments	(9,327,812)	(19,598,709)	(28,153,092)	(88,165,344)
Foreign currencies	(128,152)	10,117	—	2
Futures contracts	(897,284)	(136,342)	(52,465)	(58,874)
Net change in unrealized appreciation (depreciation)	(10,353,248)	(19,724,934)	(28,205,557)	(88,224,216)
NET REALIZED AND UNREALIZED GAIN	112,908,325	64,730,950	306,260,710	124,884,195
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$132,960,615	$ 76,059,412	$322,572,702	$128,447,205
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Funds–23

LVIP SSGA Funds
Statements of Changes in Net Assets
	LVIP SSGA Developed International 150 Fund		LVIP SSGA Emerging Markets 100 Fund		LVIP SSGA Large Cap 100 Fund		LVIP SSGA Small-Mid Cap 200 Fund
	Six Months Ended 6/30/21 (unaudited)	Year Ended 12/31/20	Six Months Ended 6/30/21 (unaudited)	Year Ended 12/31/20	Six Months Ended 6/30/21 (unaudited)	Year Ended 12/31/20	Six Months Ended 6/30/21 (unaudited)	Year Ended 12/31/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 20,052,290	$ 23,482,353	$ 11,328,462	$ 21,113,864	$ 16,311,992	$ 37,329,344	$ 3,563,010	$ 6,559,701
Net realized gain (loss)	123,261,573	(136,674,077)	84,455,884	(104,686,841)	334,466,267	(141,480,144)	213,108,411	(90,554,803)
Net change in unrealized appreciation (depreciation)	(10,353,248)	92,626,020	(19,724,934)	103,905,016	(28,205,557)	213,553,038	(88,224,216)	141,215,159
Net increase (decrease) in net assets resulting from operations	132,960,615	(20,565,704)	76,059,412	20,332,039	322,572,702	109,402,238	128,447,205	57,220,057
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(19,064,729)	—	(13,436,455)	—	(52,272,019)	—	(5,424,451)
Service Class	—	(3,146,093)	—	(5,220,058)	—	(14,119,454)	—	(3,357,988)
Return of capital:
Standard Class	—	—	—	—	—	—	—	(809,988)
Service Class	—	—	—	—	—	—	—	(501,422)
	—	(22,210,822)	—	(18,656,513)	—	(66,391,473)	—	(10,093,849)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	10,509,992	150,076,349	17,461,210	76,877,418	17,168,739	282,904,545	12,186,641	73,914,882
Service Class	9,181,765	21,596,416	5,640,327	19,301,214	40,962,570	47,467,476	31,783,977	39,372,240
Reinvestment of dividends and distributions:
Standard Class	—	19,064,729	—	13,436,455	—	52,272,019	—	6,234,439
Service Class	—	3,146,093	—	5,220,058	—	14,119,454	—	3,859,410
	19,691,757	193,883,587	23,101,537	114,835,145	58,131,309	396,763,494	43,970,618	123,380,971
Cost of shares redeemed:
Standard Class	(98,501,495)	(176,665,493)	(77,434,048)	(82,794,190)	(176,799,762)	(326,309,992)	(69,995,130)	(80,610,438)
Service Class	(21,211,280)	(24,614,395)	(25,190,609)	(26,800,835)	(59,925,562)	(71,314,773)	(45,261,947)	(41,817,291)
	(119,712,775)	(201,279,888)	(102,624,657)	(109,595,025)	(236,725,324)	(397,624,765)	(115,257,077)	(122,427,729)
Increase (decrease) in net assets derived from capital share transactions	(100,021,018)	(7,396,301)	(79,523,120)	5,240,120	(178,594,015)	(861,271)	(71,286,459)	953,242
NET INCREASE (DECREASE) IN NET ASSETS	32,939,597	(50,172,827)	(3,463,708)	6,915,646	143,978,687	42,149,494	57,160,746	48,079,450
NET ASSETS:
Beginning of period	934,436,941	984,609,768	609,744,505	602,828,859	1,525,410,126	1,483,260,632	442,410,001	394,330,551
End of period	$ 967,376,538	$ 934,436,941	$ 606,280,797	$ 609,744,505	$1,669,388,813	$1,525,410,126	$ 499,570,747	$ 442,410,001
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Funds–24

LVIP SSGA Developed International 150 Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Developed International 150 Fund Standard Class
	Six Months Ended 6/30/21[1] (unaudited)	Year Ended
		12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$ 7.630	$ 8.154	$ 7.450	$ 9.392	$ 7.925	$ 7.663
Income (loss) from investment operations:
Net investment income[2]	0.176	0.187	0.323	0.287	0.269	0.289
Net realized and unrealized gain (loss)	0.949	(0.524)	0.818	(1.698)	1.593	0.453
Total from investment operations	1.125	(0.337)	1.141	(1.411)	1.862	0.742
Less dividends and distributions from:
Net investment income	—	(0.187)	(0.344)	(0.320)	(0.395)	(0.300)
Net realized gain	—	—	(0.093)	(0.211)	—	(0.180)
Total dividends and distributions	—	(0.187)	(0.437)	(0.531)	(0.395)	(0.480)
Net asset value, end of period	$ 8.755	$ 7.630	$ 8.154	$ 7.450	$ 9.392	$ 7.925
Total return[3]	14.74%	(4.10%)	15.42%	(15.23%)	23.58%	9.73%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$817,018	$792,063	$835,302	$ 769,179	$905,853	$745,352
Ratio of expenses to average net assets	0.40%	0.40%	0.39%	0.40%	0.39%	0.38%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.41%	0.41%	0.40%	0.41%	0.40%	0.39%
Ratio of net investment income to average net assets	4.18%	2.78%	4.04%	3.18%	3.02%	3.77%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	4.17%	2.77%	4.03%	3.17%	3.01%	3.76%
Portfolio turnover	53%	52%	53%	49%	55%	63%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Funds–25

LVIP SSGA Developed International 150 Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Developed International 150 Fund Service Class
	Six Months Ended 6/30/21[1] (unaudited)	Year Ended
		12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$ 7.632	$ 8.158	$ 7.454	$ 9.395	$ 7.928	$ 7.668
Income (loss) from investment operations:
Net investment income[2]	0.165	0.170	0.303	0.264	0.247	0.270
Net realized and unrealized gain (loss)	0.950	(0.527)	0.817	(1.697)	1.593	0.451
Total from investment operations	1.115	(0.357)	1.120	(1.433)	1.840	0.721
Less dividends and distributions from:
Net investment income	—	(0.169)	(0.323)	(0.297)	(0.373)	(0.281)
Net realized gain	—	—	(0.093)	(0.211)	—	(0.180)
Total dividends and distributions	—	(0.169)	(0.416)	(0.508)	(0.373)	(0.461)
Net asset value, end of period	$ 8.747	$ 7.632	$ 8.158	$ 7.454	$ 9.395	$ 7.928
Total return[3]	14.61%	(4.34%)	15.13%	(15.44%)	23.25%	9.46%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$150,359	$142,374	$149,308	$ 142,274	$170,736	$143,630
Ratio of expenses to average net assets	0.65%	0.65%	0.64%	0.65%	0.64%	0.63%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.66%	0.66%	0.65%	0.66%	0.65%	0.64%
Ratio of net investment income to average net assets	3.93%	2.53%	3.79%	2.93%	2.77%	3.52%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	3.92%	2.52%	3.78%	2.92%	2.76%	3.51%
Portfolio turnover	53%	52%	53%	49%	55%	63%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Funds–26

LVIP SSGA Emerging Markets 100 Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Emerging Markets 100 Fund Standard Class
	Six Months Ended 6/30/21[1] (unaudited)	Year Ended
		12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$ 8.528	$ 8.581	$ 8.289	$ 9.923	$ 8.232	$ 7.325
Income (loss) from investment operations:
Net investment income[2]	0.174	0.293	0.292	0.380	0.284	0.223
Net realized and unrealized gain (loss)	0.944	(0.075)	0.327	(1.593)	1.669	0.914
Total from investment operations	1.118	0.218	0.619	(1.213)	1.953	1.137
Less dividends and distributions from:
Net investment income	—	(0.271)	(0.324)	(0.381)	(0.262)	(0.230)
Return of capital	—	—	(0.003)	(0.040)	—	—
Total dividends and distributions	—	(0.271)	(0.327)	(0.421)	(0.262)	(0.230)
Net asset value, end of period	$ 9.646	$ 8.528	$ 8.581	$ 8.289	$ 9.923	$ 8.232
Total return[3]	13.11%	2.65%	7.61%	(12.31%)	23.83%	15.44%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$425,095	$431,292	$422,524	$ 546,245	$621,221	$462,296
Ratio of expenses to average net assets	0.45%	0.44%	0.49%	0.44%	0.43%	0.44%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.46%	0.45%	0.50%	0.45%	0.44%	0.45%
Ratio of net investment income to average net assets	3.77%	4.00%	3.44%	4.03%	2.99%	2.86%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	3.76%	3.99%	3.43%	4.02%	2.98%	2.85%
Portfolio turnover	54%	46%	54%	46%	56%	73%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Funds–27

LVIP SSGA Emerging Markets 100 Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Emerging Markets 100 Fund Service Class
	Six Months Ended 6/30/21[1] (unaudited)	Year Ended
		12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$ 8.530	$ 8.585	$ 8.292	$ 9.925	$ 8.235	$ 7.329
Income (loss) from investment operations:
Net investment income[2]	0.163	0.275	0.270	0.356	0.260	0.204
Net realized and unrealized gain (loss)	0.944	(0.078)	0.329	(1.593)	1.668	0.913
Total from investment operations	1.107	0.197	0.599	(1.237)	1.928	1.117
Less dividends and distributions from:
Net investment income	—	(0.252)	(0.303)	(0.358)	(0.238)	(0.211)
Return of capital	—	—	(0.003)	(0.038)	—	—
Total dividends and distributions	—	(0.252)	(0.306)	(0.396)	(0.238)	(0.211)
Net asset value, end of period	$ 9.637	$ 8.530	$ 8.585	$ 8.292	$ 9.925	$ 8.235
Total return[3]	12.98%	2.40%	7.35%	(12.54%)	23.51%	15.16%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$181,186	$178,453	$180,305	$ 178,896	$208,125	$177,698
Ratio of expenses to average net assets	0.70%	0.69%	0.74%	0.69%	0.68%	0.69%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.71%	0.70%	0.75%	0.70%	0.69%	0.70%
Ratio of net investment income to average net assets	3.52%	3.75%	3.19%	3.78%	2.74%	2.61%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	3.51%	3.74%	3.18%	3.77%	2.73%	2.60%
Portfolio turnover	54%	46%	54%	46%	56%	73%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Funds–28

LVIP SSGA Large Cap 100 Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Large Cap 100 Fund Standard Class
	Six Months Ended 6/30/21[1] (unaudited)	Year Ended
		12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$ 12.917	$ 13.128	$ 11.363	$ 13.915	$ 13.786	$ 12.878
Income (loss) from investment operations:
Net investment income[2]	0.151	0.313	0.339	0.325	0.343	0.342
Net realized and unrealized gain (loss)	2.699	0.032	2.700	(1.762)	2.188	2.302
Total from investment operations	2.850	0.345	3.039	(1.437)	2.531	2.644
Less dividends and distributions from:
Net investment income	—	(0.322)	(0.337)	(0.296)	(0.430)	(0.316)
Net realized gain	—	(0.234)	(0.937)	(0.819)	(1.972)	(1.420)
Total dividends and distributions	—	(0.556)	(1.274)	(1.115)	(2.402)	(1.736)
Net asset value, end of period	$ 15.767	$ 12.917	$ 13.128	$ 11.363	$ 13.915	$ 13.786
Total return[3]	22.06%	2.98%	27.29%	(11.11%)	18.76%	21.53%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,273,257	$1,182,576	$1,130,811	$ 928,043	$949,169	$1,081,971
Ratio of expenses to average net assets	0.36%	0.36%	0.36%	0.37%	0.36%	0.34%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.37%	0.37%	0.37%	0.38%	0.37%	0.35%
Ratio of net investment income to average net assets	2.05%	2.76%	2.65%	2.38%	2.33%	2.56%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.04%	2.75%	2.64%	2.37%	2.32%	2.55%
Portfolio turnover	54%	56%	49%	53%	64%	57%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Funds–29

LVIP SSGA Large Cap 100 Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Large Cap 100 Fund Service Class
	Six Months Ended 6/30/21[1] (unaudited)	Year Ended
		12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$ 12.890	$ 13.106	$ 11.347	$ 13.895	$ 13.771	$ 12.870
Income (loss) from investment operations:
Net investment income[2]	0.132	0.284	0.306	0.291	0.306	0.306
Net realized and unrealized gain (loss)	2.693	0.027	2.695	(1.759)	2.183	2.298
Total from investment operations	2.825	0.311	3.001	(1.468)	2.489	2.604
Less dividends and distributions from:
Net investment income	—	(0.293)	(0.305)	(0.261)	(0.393)	(0.283)
Net realized gain	—	(0.234)	(0.937)	(0.819)	(1.972)	(1.420)
Total dividends and distributions	—	(0.527)	(1.242)	(1.080)	(2.365)	(1.703)
Net asset value, end of period	$ 15.715	$ 12.890	$ 13.106	$ 11.347	$ 13.895	$ 13.771
Total return[3]	21.92%	2.72%	26.99%	(11.33%)	18.47%	21.22%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$396,132	$342,834	$352,450	$ 301,416	$367,538	$323,820
Ratio of expenses to average net assets	0.61%	0.61%	0.61%	0.62%	0.61%	0.59%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.62%	0.62%	0.62%	0.63%	0.62%	0.60%
Ratio of net investment income to average net assets	1.80%	2.51%	2.40%	2.13%	2.08%	2.31%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.79%	2.50%	2.39%	2.12%	2.07%	2.30%
Portfolio turnover	54%	56%	49%	53%	64%	57%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Funds–30

LVIP SSGA Small-Mid Cap 200 Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Small-Mid Cap 200 Fund Standard Class
	Six Months Ended 6/30/21[1] (unaudited)	Year Ended
		12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$ 13.190	$ 12.754	$ 10.973	$ 13.461	$ 14.163	$ 11.701
Income (loss) from investment operations:
Net investment income[2]	0.126	0.196	0.280	0.339	0.309	0.315
Net realized and unrealized gain (loss)	3.933	0.546	1.887	(2.091)	0.550	3.107
Total from investment operations	4.059	0.742	2.167	(1.752)	0.859	3.422
Less dividends and distributions from:
Net investment income	—	(0.266)	(0.252)	(0.412)	(0.367)	(0.281)
Net realized gain	—	—	(0.134)	(0.324)	(1.194)	(0.679)
Return of capital	—	(0.040)	—	—	—	—
Total dividends and distributions	—	(0.306)	(0.386)	(0.736)	(1.561)	(0.960)
Net asset value, end of period	$ 17.249	$ 13.190	$ 12.754	$ 10.973	$ 13.461	$ 14.163
Total return[3]	30.77%	5.98%	19.83%	(13.46%)	6.33%	30.09%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$284,178	$265,377	$233,154	$ 206,169	$200,815	$146,614
Ratio of expenses to average net assets	0.38%	0.40%	0.41%	0.40%	0.40%	0.40%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.39%	0.41%	0.42%	0.41%	0.41%	0.41%
Ratio of net investment income to average net assets	1.56%	1.90%	2.32%	2.51%	2.17%	2.50%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.55%	1.89%	2.31%	2.50%	2.16%	2.49%
Portfolio turnover	72%	64%	66%	71%	67%	74%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Funds–31

LVIP SSGA Small-Mid Cap 200 Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Small-Mid Cap 200 Fund Service Class
	Six Months Ended 6/30/21[1] (unaudited)	Year Ended
		12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$ 13.168	$ 12.740	$ 10.964	$ 13.446	$ 14.150	$ 11.696
Income (loss) from investment operations:
Net investment income[2]	0.106	0.171	0.249	0.305	0.273	0.283
Net realized and unrealized gain (loss)	3.925	0.537	1.882	(2.084)	0.548	3.099
Total from investment operations	4.031	0.708	2.131	(1.779)	0.821	3.382
Less dividends and distributions from:
Net investment income	—	(0.244)	(0.221)	(0.379)	(0.331)	(0.249)
Net realized gain	—	—	(0.134)	(0.324)	(1.194)	(0.679)
Return of capital	—	(0.036)	—	—	—	—
Total dividends and distributions	—	(0.280)	(0.355)	(0.703)	(1.525)	(0.928)
Net asset value, end of period	$ 17.199	$ 13.168	$ 12.740	$ 10.964	$ 13.446	$ 14.150
Total return[3]	30.61%	5.72%	19.52%	(13.67%)	6.07%	29.76%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$215,393	$177,033	$161,176	$ 133,062	$151,360	$139,525
Ratio of expenses to average net assets	0.63%	0.65%	0.66%	0.65%	0.65%	0.65%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.64%	0.66%	0.67%	0.66%	0.66%	0.66%
Ratio of net investment income to average net assets	1.31%	1.65%	2.07%	2.26%	1.92%	2.25%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.30%	1.64%	2.06%	2.25%	1.91%	2.24%
Portfolio turnover	72%	64%	66%	71%	67%	74%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Funds–32

LVIP SSGA Funds
Notes to Financial Statements
June 30, 2021 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 105 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP SSGA Developed International 150 Fund, LVIP SSGA Emerging Markets 100 Fund, LVIP SSGA Large Cap 100 Fund, and LVIP SSGA Small-Mid Cap 200 Fund (each, a “Fund”, and collectively, the “Funds”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Funds are diversified management investment companies registered under the 1940 Act. Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), and may also sell its shares to unaffiliated insurance companies. Lincoln Life and LNY hold each Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The investment objective of each Fund is to seek to maximize long-term capital appreciation.
1. Significant Accounting Policies
Each Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, each Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Funds.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Short-term debt securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Funds may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Funds may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Funds' federal income tax returns through the six months ended June 30, 2021 and for all open tax years (years ended December 31, 2017-December 31, 2020), and has concluded that no provision for federal income tax is required in the Funds' financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statements of Operations. During the six months ended June 30, 2021, the Funds did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with each Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Funds do not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Funds report certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
LVIP SSGA Funds–33

LVIP SSGA Funds
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Funds are aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Funds' understanding of the applicable country’s tax rules and rates.   In addition, the Funds may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Funds accrue such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   Discounts and premiums on non convertible bonds are amortized/accreted to interest income using the effective interest method.   The Funds declare and distribute dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Funds may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Funds in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2021.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Funds' investment portfolios, including monitoring of the Funds' investment sub-adviser, and providing certain administrative services to each Fund.   The management fees, net of waivers, are calculated daily and paid monthly. For its services, LIAC receives a management fee at an annual rate of each Fund’s average daily net assets as follows:
	LVIP SSGA Developed International 150 Fund	LVIP SSGA Emerging Markets 100 Fund	LVIP SSGA Large Cap 100 Fund	LVIP SSGA Small-Mid Cap 200 Fund
On the first $100 million	0.40%	0.40%	0.40%	0.40%
In excess of $100 million	0.32%	0.33%	0.30%	0.30%
LIAC has contractually agreed to waive a portion of its advisory fee. This agreement will continue at least through April 30, 2022, and cannot be terminated before that date without the mutual agreement of the Board and LIAC. The waiver amount of each Fund’s average daily net assets are as follows:
	LVIP SSGA Developed International 150 Fund	LVIP SSGA Emerging Markets 100 Fund	LVIP SSGA Large Cap 100 Fund	LVIP SSGA Small-Mid Cap 200 Fund
On the first $50 million	0.070%	0.065%	0.080%	0.065%
On the next $50 million	0.010%	0.025%	0.015%	—%
On the next $400 million.	0.010%	0.005%	0.015%	—%
SSGA Funds Management, Inc. (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on each Fund's average daily net assets.
LVIP SSGA Funds–34

LVIP SSGA Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Funds. For these services, the Funds reimburse Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statements of Operations. For the six months ended June 30, 2021, costs for these administrative and legal services were as follows:
	LVIP SSGA Developed International 150 Fund	LVIP SSGA Emerging Markets 100 Fund	LVIP SSGA Large Cap 100 Fund	LVIP SSGA Small-Mid Cap 200 Fund
Administrative	$28,905	$18,352	$48,499	$14,484
Legal	4,597	2,919	7,713	2,303
Lincoln Life also provides certain contract holder and additional corporate services to the Funds. Each Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of each Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statements of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Funds. The cost of these services is included in “Reports and statements to shareholders” on the Statements of Operations. The Funds reimburse Lincoln Life for the cost of these services. For the six months ended June 30, 2021, these fees were as follows:
	LVIP SSGA Developed International 150 Fund	LVIP SSGA Emerging Markets 100 Fund	LVIP SSGA Large Cap 100 Fund	LVIP SSGA Small-Mid Cap 200 Fund
Printing and mailing	$3,455	$1,706	$6,060	$1,791
The Funds currently offer two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to their distribution and service plan, the Funds are authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fees are calculated daily and paid monthly.
At June 30, 2021, each Fund had liabilities payable to affiliates as follows:
	LVIP SSGA Developed International 150 Fund	LVIP SSGA Emerging Markets 100 Fund	LVIP SSGA Large Cap 100 Fund	LVIP SSGA Small-Mid Cap 200 Fund
Management fees payable to LIAC	$260,841	$168,804	$413,105	$129,827
Distribution fees payable to LFD	31,446	38,257	81,103	44,223
Printing and mailing fees payable to Lincoln Life	3,526	2,207	6,060	1,791
Shareholder servicing fees payable to Lincoln Life	23,639	14,798	39,993	12,014
Certain officers and trustees of the Funds are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Funds. The Funds pay compensation to unaffiliated trustees.
LVIP SSGA Funds–35

LVIP SSGA Funds
Notes to Financial Statements (continued)
3. Investments
For the six months ended June 30, 2021, each Fund made purchases and sales of investment securities other than short-term investments as follows:
	LVIP SSGA Developed International 150 Fund	LVIP SSGA Emerging Markets 100 Fund	LVIP SSGA Large Cap 100 Fund	LVIP SSGA Small-Mid Cap 200 Fund
Purchases	$495,391,014	$324,817,078	$ 876,738,136	$344,555,716
Sales	570,814,911	402,431,081	1,039,385,385	414,450,762
At June 30, 2021, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2021, the cost and unrealized appreciation (depreciation) of investments were as follows:
	LVIP SSGA Developed International 150 Fund	LVIP SSGA Emerging Markets 100 Fund	LVIP SSGA Large Cap 100 Fund	LVIP SSGA Small-Mid Cap 200 Fund
Cost of investments and derivatives	$876,118,565	$522,387,250	$1,269,259,840	$428,760,504
Aggregate unrealized appreciation of investments and derivatives	$111,169,626	$ 95,577,896	$ 407,854,813	$ 84,972,220
Aggregate unrealized depreciation of investments and derivatives	(28,292,690)	(23,058,881)	(6,610,286)	(12,383,262)
Net unrealized appreciation of investments and derivatives	$ 82,876,936	$ 72,519,015	$ 401,244,527	$ 72,588,958
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2021.
U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including each Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP SSGA Funds–36

LVIP SSGA Funds
Notes to Financial Statements (continued)
 3. Investments (continued)
The following tables summarize the valuation of each Fund's investments by fair value hierarchy levels as of June 30, 2021:
LVIP SSGA Developed International 150 Fund
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Australia	$ 39,967,625	$—	$—	$ 39,967,625
Belgium	5,888,318	—	—	5,888,318
Canada	33,306,096	—	—	33,306,096
Denmark	8,277,776	—	—	8,277,776
Finland	6,346,560	—	—	6,346,560
France	31,323,516	—	—	31,323,516
Germany	39,765,247	—	—	39,765,247
Hong Kong	69,775,582	—	—	69,775,582
Ireland	5,654,653	—	—	5,654,653
Italy	6,045,216	—	—	6,045,216
Japan	417,205,947	—	—	417,205,947
Netherlands	25,164,547	—	—	25,164,547
Norway	13,317,496	—	—	13,317,496
Singapore	23,862,632	—	—	23,862,632
Spain	44,675,720	—	—	44,675,720
Sweden	23,831,067	—	—	23,831,067
Switzerland	31,436,603	—	—	31,436,603
United Kingdom	112,301,629	—	—	112,301,629
Preferred Stocks	12,681,767	—	—	12,681,767
Rights	279,098	—	—	279,098
Money Market Fund	7,888,406	—	—	7,888,406
Total Investments	$958,995,501	$—	$—	$958,995,501
Derivatives:

Liabilities:
Futures Contract	$(419,455)	$—	$—	$(419,455)
There were no Level 3 investments at the beginning or end of the period.
LVIP SSGA Funds–37

LVIP SSGA Funds
Notes to Financial Statements (continued)
 3. Investments (continued)
LVIP SSGA Emerging Markets 100 Fund
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Brazil	$ 26,574,766	$—	$ —	$ 26,574,766
Chile	5,029,294	—	—	5,029,294
China	125,078,342	—	—	125,078,342
Greece	5,931,705	—	—	5,931,705
Hong Kong	59,139,632	—	3,130,868	62,270,500
Hungary	5,241,535	—	—	5,241,535
India	42,419,423	—	—	42,419,423
Indonesia	5,068,849	—	—	5,068,849
Kuwait	5,219,660	—	—	5,219,660
Malaysia	4,555,109	—	—	4,555,109
Republic of Korea	101,201,539	—	—	101,201,539
Russia	18,958,373	—	—	18,958,373
South Africa	40,015,795	—	—	40,015,795
Taiwan	123,413,794	—	—	123,413,794
Thailand	16,661,331	—	—	16,661,331
Trinidad And Tobago	6,413,495	—	—	6,413,495
Money Market Fund	852,756	—	—	852,756
Total Investments	$591,775,398	$—	$3,130,868	$594,906,266
Derivatives:

Liabilities:
Futures Contract	$(12,067)	$—	$—	$(12,067)
During the six months ended June 30, 2021, there were no material transfers to or from Level 3 investments.
LVIP SSGA Large Cap 100 Fund
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$1,664,679,635	$—	$—	$1,664,679,635
Money Market Fund	5,824,732	—	—	5,824,732
Total Investments	$1,670,504,367	$—	$—	$1,670,504,367
Derivatives:

Assets:
Futures Contract	$70,409	$—	$—	$70,409
There were no Level 3 investments at the beginning or end of the period.
LVIP SSGA Funds–38

LVIP SSGA Funds
Notes to Financial Statements (continued)
 3. Investments (continued)
LVIP SSGA Small-Mid Cap 200 Fund
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$494,661,171	$—	$—	$494,661,171
Money Market Fund	6,688,291	—	—	6,688,291
Total Investments	$501,349,462	$—	$—	$501,349,462
Derivatives:

Liabilities:
Futures Contract	$(33,849)	$—	$—	$(33,849)
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	LVIP SSGA Developed International 150 Fund		LVIP SSGA Emerging Markets 100 Fund		LVIP SSGA Large Cap 100 Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	6/30/21	12/31/20	6/30/21	12/31/20	6/30/21	12/31/20
Shares sold:
Standard Class	1,220,421	25,147,103	1,901,400	11,028,177	1,122,099	29,582,572
Service Class	1,066,444	3,499,343	608,484	2,836,035	2,670,440	4,682,939
Shares reinvested:
Standard Class	—	2,539,388	—	1,632,222	—	4,347,574
Service Class	—	419,004	—	633,887	—	1,178,678
	2,286,865	31,604,838	2,509,884	16,130,321	3,792,539	39,791,763
Shares redeemed:
Standard Class	(11,709,093)	(26,319,704)	(8,405,647)	(11,330,258)	(11,922,761)	(28,511,685)
Service Class	(2,530,536)	(3,565,082)	(2,726,636)	(3,552,501)	(4,060,427)	(6,156,944)
	(14,239,629)	(29,884,786)	(11,132,283)	(14,882,759)	(15,983,188)	(34,668,629)
Net increase (decrease)	(11,952,764)	1,720,052	(8,622,399)	1,247,562	(12,190,649)	5,123,134

	LVIP SSGA Small-Mid Cap 200 Fund
	Six Months Ended	Year Ended
	6/30/21	12/31/20
Shares sold:
Standard Class	731,373	8,720,314
Service Class	1,913,291	4,369,832
Shares reinvested:
Standard Class	—	504,737
Service Class	—	314,502
	2,644,664	13,909,385
Shares redeemed:
Standard Class	(4,375,266)	(7,387,013)
Service Class	(2,833,446)	(3,891,714)
	(7,208,712)	(11,278,727)
Net increase (decrease)	(4,564,048)	2,630,658
LVIP SSGA Funds–39

LVIP SSGA Funds
Notes to Financial Statements (continued)
5. Line of Credit
The Funds, along with other funds in the Trust (“Participants”), are participants in a $300,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. In addition, certain Participants, including the Funds, is subject to an up-front fee of 0.10% of the sum of commitments. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 16, 2022.
The Funds had no amounts outstanding as of June 30, 2021, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–Each Fund may use futures contracts in the normal course of pursuing its investment objectives and strategies. Each Fund may invest in futures contracts to hedge the Funds' existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Funds' investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, each Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, each Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by each Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2021, each Fund used futures contracts to facilitate investments in portfolio securities; as a cash management tool and to reduce transaction costs.
Fair values of derivative instruments as of June 30, 2021 were as follows:
LVIP SSGA Developed International 150 Fund
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$—	Receivables and other assets net of liabilities	$(419,455)
The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2021 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$2,636,414	$(897,284)
LVIP SSGA Funds–40

LVIP SSGA Funds
Notes to Financial Statements (continued)
 6. Derivatives (continued)
LVIP SSGA Emerging Markets 100 Fund
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$—	Receivables and other assets net of liabilities	$(12,067)
The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2021 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$698,467	$(136,342)
LVIP SSGA Large Cap 100 Fund
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Liabilities net of receivables and other assets	$70,409	Liabilities net of receivables and other assets	$—
The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2021 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$778,100	$(52,465)
LVIP SSGA Small-Mid Cap 200 Fund
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Liabilities net of receivables and other assets	$—	Liabilities net of receivables and other assets	$(33,849)
LVIP SSGA Funds–41

LVIP SSGA Funds
Notes to Financial Statements (continued)
 6. Derivatives (continued)
The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2021 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$428,659	$(58,874)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by each Fund during the six months ended June 30, 2021.
	Long Derivative Volume	Short Derivative Volume
	Futures Contracts (Average Notional Value)	Futures Contracts (Average Notional Value)
LVIP SSGA Developed International 150 Fund	$17,057,769	$—
LVIP SSGA Emerging Markets 100 Fund	7,106,595	—
LVIP SSGA Large Cap 100 Fund	5,180,686	—
LVIP SSGA Small-Mid Cap 200 Fund	4,503,000	—
In order to better define its contractual rights and to secure rights to help the Funds mitigate its counterparty risk, the LVIP SSGA Developed International 150 Fund and the LVIP SSGA Emerging Markets 100 Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between each Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Net Assets.
At June 30, 2021, the LVIP SSGA Developed International 150 Fund and the LVIP SSGA Emerging Markets 100 Fund had no open derivatives that are subject to offsetting provisions.
7. Risk Factors
Some countries in which the LVIP SSGA Developed International 150 Fund and the LVIP SSGA Emerging Markets 100 Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Funds may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Funds.
LVIP SSGA Funds–42

LVIP SSGA Funds
Notes to Financial Statements (continued)
 7. Risk Factors (continued)
Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments in which the LVIP SSGA Developed International 150 Fund and the LVIP SSGA Emerging Markets 100 Fund invest to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency exchange rates. Currency exchange rates may fluctuate significantly over short periods of time.
The LVIP SSGA Emerging Markets 100 Fund currently invests a significant portion of its assets in companies located in China, and therefore the Fund has more exposure to the risks specific to China. China is a developing market and may be subject to considerable degrees of economic, political and social instability. In the past couple of decades, the Chinese government has reformed economic and market practices and expanded the sphere of private ownership in China. Nevertheless, in general the Chinese markets continue to experience inefficiency, volatility and pricing anomalies that result from government influence, a lack of publicly available information, and/or political and social instability. Internal social unrest or confrontations with neighboring countries could also disrupt economic developments in China. Reduction in spending on Chinese products and services, institutions of tariffs or other trade barriers, or a downturn in any of the economies of China's key trading partners may adversely impact the Chinese economy. In addition, from time to time, China has experienced outbreaks of infectious illnesses, diseases or public health emergencies, and could again in the future. Any of these events could reduce consumer demand and/or economic output, result in closure of markets, impose restrictions on travel or quarantines, and could generally significantly impact the Chinese economy, which would adversely affect the Fund's investments in securities of issuers located in China.
The LVIP SSGA Small-Mid Cap 200 Fund may invest a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.
The Funds may invest in REITs and are subject to the risks associated with that industry. If the Funds acquire a direct interest in real estate as a result of defaults or receive rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Funds had no direct real estate holdings during the six months ended June 30, 2021. The Funds' REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
The Funds may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Funds from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Funds' Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Funds' limitation on investments in illiquid securities.   Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds' investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Funds' portfolio investments.
8. Contractual Obligations
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown; however, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Funds financial statements.
LVIP SSGA Funds–43

LVIP SSGA Funds
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Funds have established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Funds’ investment adviser. The Funds’ Board of Trustee (“Board”) has approved the designation of the Committee to oversee the Program. The Program’s principal objectives include supporting each Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that a Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Fund’s liquidity and the periodic classification and re-classification of a Fund’s investments into groupings that reflect the Committee’s assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 2-3, 2020, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of December 1, 2018 through December 31, 2019. During the period covered by the report, there were no liquidity events that impacted the Funds or their respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Funds’ liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to each Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP SSGA Funds–44

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2021

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2021 to June 30, 2021
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021 to June 30, 2021.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/21	Ending Account Value 6/30/21	Annualized Expense Ratio	Expenses Paid During Period 1/1/21 to 6/30/21*
Actual
Standard Class Shares	$1,000.00	$1,096.50	0.36%	$1.87
Service Class Shares	1,000.00	1,095.10	0.61%	3.17
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.00	0.36%	$1.81
Service Class Shares	1,000.00	1,021.80	0.61%	3.06

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
The Fund operates under a fund of funds structure. The Fund invests substantially all of its assets in other investment companies, including exchange-traded funds (collectively, the “Underlying Funds”). In addition to the Fund's expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in each table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

LVIP SSGA Global Tactical Allocation Managed Volatility Fund–1

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Security Type/Sector Allocation (unaudited)
As of June 30, 2021
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Affiliated Investments	34.89%
Investment Companies	34.89%
Equity Funds	15.94%
Fixed Income Fund	6.64%
International Equity Funds	12.31%
Unaffiliated Investments	65.04%
Investment Companies	65.04%
Equity Funds	22.23%
Fixed Income Funds	24.14%
International Equity Funds	14.72%
Money Market Fund	3.95%
Total Investments	99.93%
Receivables and Other Assets Net of Liabilities	0.07%
Total Net Assets	100.00%
LVIP SSGA Global Tactical Allocation Managed Volatility Fund–2

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Schedule of Investments
June 30, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–34.89%
INVESTMENT COMPANIES–34.89%
Equity Funds–15.94%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Large Cap 100 Fund	6,361,522	$ 100,302,125
LVIP SSGA S&P 500 Index Fund	170,510	4,728,574
LVIP SSGA Small-Cap Index Fund	402,692	16,983,916
LVIP SSGA Small-Mid Cap 200 Fund	981,510	16,930,069
		138,944,684
Fixed Income Fund–6.64%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	4,888,145	57,909,850
		57,909,850
International Equity Funds–12.31%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Developed International 150 Fund	8,440,177	73,893,754
LVIP SSGA Emerging Markets 100 Fund	2,996,987	28,908,938
LVIP SSGA International Index Fund	396,988	4,480,005
		107,282,697
Total Affiliated Investments (Cost $225,679,784)		304,137,231
UNAFFILIATED INVESTMENTS–65.04%
INVESTMENT COMPANIES–65.04%
Equity Funds–22.23%
Energy Select Sector SPDR® Fund	151,953	8,185,708
Industrial Select Sector SPDR® Fund	81,174	8,312,218
Materials Select Sector SPDR® Fund	195,592	16,099,177
SPDR® Portfolio S&P 600 Small Cap ETF	1,127,421	49,538,879
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Equity Funds (continued)
SPDR® S&P 500 ETF Trust	217,560	$ 93,128,734
Technology Select Sector SPDR® Fund	125,008	18,458,681
		193,723,397
Fixed Income Funds–24.14%
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	649,051	13,039,435
SPDR® Portfolio Aggregate Bond ETF	2,105,713	63,192,447
SPDR® Portfolio Long Term Corporate Bond ETF	687,626	21,852,754
SPDR® Portfolio Long Term Treasury ETF	642,244	26,524,677
SPDR® Portfolio TIPS ETF	2,754,120	85,763,297
		210,372,610
International Equity Funds–14.72%
SPDR® Portfolio Developed World ex-US ETF	1,453,846	53,486,994
SPDR® Portfolio Emerging Markets ETF	834,831	37,984,811
Vanguard FTSE European ETF	547,461	36,822,227
		128,294,032
Money Market Fund–3.95%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.03%)	34,458,602	34,458,602
		34,458,602
Total Unaffiliated Investments (Cost $477,803,260)		566,848,641

TOTAL INVESTMENTS–99.93% (Cost $703,483,044)	870,985,872
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.07%	582,080
NET ASSETS APPLICABLE TO 63,940,379 SHARES OUTSTANDING–100.00%	$871,567,952

✧✧ Standard Class shares.
LVIP SSGA Global Tactical Allocation Managed Volatility Fund–3

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Schedule of Investments (continued)
The following futures contracts were outstanding at June 30, 2021:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
14	British Pound	$1,207,938	$1,237,812	9/13/21	$ —	$ (29,874)
13	Euro	1,928,062	1,982,453	9/13/21	—	(54,391)
13	Japanese Yen	1,463,637	1,485,495	9/13/21	—	(21,858)
					—	(106,123)
Equity Contracts:
31	E-mini MSCI Emerging Markets Index	2,115,440	2,122,410	9/17/21	—	(6,970)
22	E-mini Russell 2000 Index	2,538,580	2,555,294	9/17/21	—	(16,714)
41	E-mini S&P 500 Index	8,791,630	8,628,643	9/17/21	162,987	—
40	Euro STOXX 50 Index	1,923,524	1,948,896	9/17/21	—	(25,372)
12	FTSE 100 Index	1,158,735	1,171,533	9/17/21	—	(12,798)
5	Nikkei 225 Index (OSE)	1,295,288	1,309,485	9/9/21	—	(14,197)
					162,987	(76,051)
Total Futures Contracts					$162,987	$(182,174)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2021. Only current day variation margin is reported on the Statement of Assets and Liabilities.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
FTSE–Financial Times Stock Exchange
MSCI–Morgan Stanley Capital International
OSE–Osaka Securities Exchange
S&P–Standard & Poor’s
SPDR–Standard & Poor’s Depositary Receipt
TIPS–Treasury Inflation-Protected Securities
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Global Tactical Allocation Managed Volatility Fund–4

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Statement of Assets and Liabilities
June 30, 2021 (unaudited)
ASSETS:
Unaffiliated investments, at value	$566,848,641
Affiliated investments, at value	304,137,231
Cash collateral held at broker for futures contracts	1,196,606
Dividends and interest receivable	321,242
Receivable for fund shares sold	163,853
Prepaid expenses	3,918
TOTAL ASSETS	872,671,491
LIABILITIES:
Due to manager and affiliates	408,194
Payable for fund shares redeemed	370,890
Payable for securities purchased	241,209
Variation margin due to broker on futures contracts	42,457
Other accrued expenses payable	40,789
TOTAL LIABILITIES	1,103,539
TOTAL NET ASSETS	$871,567,952
Unaffiliated investments, at cost	$477,803,260
Affiliated investments, at cost	225,679,784
Standard Class:
Net Assets	$ 54,771,370
Shares Outstanding	4,013,366
Net Asset Value Per Share	$ 13.647
Service Class:
Net Assets	$816,796,582
Shares Outstanding	59,927,013
Net Asset Value Per Share	$ 13.630
COMPONENTS OF NET ASSETS AT JUNE 30, 2021:
Shares of beneficial interest (unlimited authorization–no par)	$709,598,981
Distributable earnings/(accumulated loss)	161,968,971
TOTAL NET ASSETS	$871,567,952
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Global Tactical Allocation Managed Volatility Fund–5

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Statement of Operations
Six Months Ended June 30, 2021 (unaudited)
INVESTMENT INCOME:
Dividends from unaffiliated investments	$ 5,071,889
Interest	4,112
5,076,001
EXPENSES:
Management fees	1,713,145
Distribution fees-Service Class	1,006,480
Shareholder servicing fees	124,203
Accounting and administration expenses	62,399
Professional fees	20,612
Trustees’ fees and expenses	9,430
Reports and statements to shareholders	8,247
Custodian fees	3,177
Consulting fees	1,681
Pricing fees	446
Other	9,683
2,959,503
Less:
Management fees waived	(428,286)
Total operating expenses	2,531,217
NET INVESTMENT INCOME	2,544,784
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Sale of affiliated investments	7,724,032
Sale of unaffiliated investments	10,891,793
Futures contracts	2,611,421
Net realized gain	21,227,246
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	33,852,860
Unaffiliated investments	21,112,854
Foreign currencies	(487)
Futures contracts	(481,140)
Net change in unrealized appreciation (depreciation)	54,484,087
NET REALIZED AND UNREALIZED GAIN	75,711,333
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$78,256,117
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/21 (unaudited)	Year Ended 12/31/20
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 2,544,784	$ 11,826,550
Net realized gain	21,227,246	7,528,296
Net change in unrealized appreciation (depreciation)	54,484,087	30,894,300
Net increase in net assets resulting from operations	78,256,117	50,249,146
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(2,424,133)
Service Class	—	(38,407,508)
	—	(40,831,641)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	3,751,615	3,320,592
Service Class	8,124,977	18,261,647
Reinvestment of dividends and distributions:
Standard Class	—	2,424,133
Service Class	—	38,407,508
	11,876,592	62,413,880
Cost of shares redeemed:
Standard Class	(2,334,366)	(5,949,681)
Service Class	(59,709,585)	(107,629,089)
	(62,043,951)	(113,578,770)
Decrease in net assets derived from capital share transactions	(50,167,359)	(51,164,890)
NET INCREASE (DECREASE) IN NET ASSETS	28,088,758	(41,747,385)
NET ASSETS:
Beginning of period	843,479,194	885,226,579
End of period	$871,567,952	$ 843,479,194
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Global Tactical Allocation Managed Volatility Fund–6

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Global Tactical Allocation Managed Volatility Fund Standard Class
	Six Months Ended 6/30/21[1] (unaudited)	Year Ended
		12/31/20 [2]	12/31/19	12/31/18	12/31/17	12/31/16 [3]
Net asset value, beginning of period	$ 12.446	$ 12.268	$ 11.026	$ 12.394	$ 11.227	$ 10.841
Income (loss) from investment operations:
Net investment income[4]	0.054	0.198	0.274	0.251	0.268	0.215
Net realized and unrealized gain (loss)	1.147	0.615	1.455	(1.265)	1.396	0.395
Total from investment operations	1.201	0.813	1.729	(1.014)	1.664	0.610
Less dividends and distributions from:
Net investment income	—	(0.220)	(0.310)	(0.354)	(0.497)	(0.224)
Net realized gain	—	(0.415)	(0.177)	—	—	—
Total dividends and distributions	—	(0.635)	(0.487)	(0.354)	(0.497)	(0.224)
Net asset value, end of period	$ 13.647	$ 12.446	$ 12.268	$ 11.026	$ 12.394	$ 11.227
Total return[5]	9.65%	7.02%	15.75%	(8.18%)	14.82%	5.62%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 54,771	$48,644	$ 48,147	$ 44,683	$ 50,670	$47,250
Ratio of expenses to average net assets[6]	0.36%	0.36%	0.36%	0.35%	0.34%	0.34%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.46%	0.46%	0.46%	0.45%	0.44%	0.43%
Ratio of net investment income to average net assets	0.83% [7]	1.71%	2.30%	2.05%	2.22%	1.94%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.73% [7]	1.61%	2.20%	1.95%	2.12%	1.84%
Portfolio turnover	45%	81%	65%	34%	41%	64%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.
[3]	Effective May 1, 2016, SSGA Funds Management, Inc. was responsible for the day-to-day management of the Fund’s volatility management overlay, replacing Lincoln Investment Advisors Corporation.
[4]	The average shares outstanding method has been applied for per share information.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[7]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Global Tactical Allocation Managed Volatility Fund–7

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Global Tactical Allocation Managed Volatility Fund Service Class
	Six Months Ended 6/30/21[1] (unaudited)	Year Ended
		12/31/20 [2]	12/31/19	12/31/18	12/31/17	12/31/16 [3]
Net asset value, beginning of period	$ 12.446	$ 12.270	$ 11.028	$ 12.392	$ 11.227	$ 10.843
Income (loss) from investment operations:
Net investment income[4]	0.038	0.169	0.244	0.220	0.237	0.187
Net realized and unrealized gain (loss)	1.146	0.612	1.454	(1.262)	1.395	0.393
Total from investment operations	1.184	0.781	1.698	(1.042)	1.632	0.580
Less dividends and distributions from:
Net investment income	—	(0.190)	(0.279)	(0.322)	(0.467)	(0.196)
Net realized gain	—	(0.415)	(0.177)	—	—	—
Total dividends and distributions	—	(0.605)	(0.456)	(0.322)	(0.467)	(0.196)
Net asset value, end of period	$ 13.630	$ 12.446	$ 12.270	$ 11.028	$ 12.392	$ 11.227
Total return[5]	9.51%	6.75%	15.47%	(8.40%)	14.53%	5.36%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$816,797	$794,835	$837,080	$809,893	$960,694	$919,852
Ratio of expenses to average net assets[6]	0.61%	0.61%	0.61%	0.60%	0.59%	0.58%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.71%	0.71%	0.71%	0.70%	0.69%	0.68%
Ratio of net investment income to average net assets	0.58% [7]	1.46%	2.05%	1.80%	1.97%	1.69%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.48% [7]	1.36%	1.95%	1.70%	1.87%	1.59%
Portfolio turnover	45%	81%	65%	34%	41%	64%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.
[3]	Effective May 1, 2016, SSGA Funds Management, Inc. was responsible for the day-to-day management of the Fund’s volatility management overlay, replacing Lincoln Investment Advisors Corporation.
[4]	The average shares outstanding method has been applied for per share information.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[7]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Global Tactical Allocation Managed Volatility Fund–8

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Notes to Financial Statements
June 30, 2021 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 105 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP SSGA Global Tactical Allocation Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, including exchange-traded funds (“ETFs”), that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or other unaffiliated managers (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. In addition to investment company investments, the Fund may invest in individual securities, such as money market instruments, and employs an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Financial statements for the Underlying Funds can be found at www.sec.gov.
The Fund’s investment objective is to seek long-term growth of capital. Current income is not a consideration.
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation –ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2021 and for all open tax years (years ended December 31, 2017-December 31, 2020), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During six months ended June 30, 2021, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
LVIP SSGA Global Tactical Allocation Managed Volatility Fund–9

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.
 The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2021.
2. Management Fees and Other Transactions With Affiliates
LIAC is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.40% of the Fund's average daily net assets.   LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.10% of the Fund's average daily net assets.   This agreement will continue at least through April 30, 2022, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LIAC.   The management fee, net of waivers, is calculated daily and paid monthly.
 The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LIAC).
SSGA Funds Management, Inc. (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. The Sub-Adviser is also responsible for the day-to-day management of the Fund’s volatility management overlay. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.
Schroder Investment Management North America Inc. (“Sub-Adviser”) and Schroder Investment Management North America Limited (“Sub-Sub-Adviser”) are responsible for managing the Fund's volatility management overlay. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets. The Sub-Adviser pays the Sub-Sub-Adviser directly for services performed.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2021, costs for these administrative and legal services were as follows:
Administrative	$25,680
Legal	4,084
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $3,107 for the six months ended June 30, 2021.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds and ETFs in which it invests. Because each of the Underlying Funds and ETFs has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds and ETFs at different times, the amount of fees and expenses incurred indirectly will vary.
LVIP SSGA Global Tactical Allocation Managed Volatility Fund–10

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
At June 30, 2021, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LIAC	$215,699
Distribution fees payable to LFD	168,537
Printing and mailing fees payable to Lincoln Life	3,107
Shareholder servicing fees payable to Lincoln Life	20,851
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds or ETFs). Affiliated investments of the Fund and the corresponding investment activity for the six months ended June 30, 2021, were as follows:
	Value 12/31/20	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/21	Number of Shares 06/30/21	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-34.89%@
Equity Funds-15.94%@
✧✧LVIP SSGA Large Cap 100 Fund	$ 97,787,828	$ 3,350,000	$20,929,639	$2,937,618	$17,156,318	$100,302,125	6,361,522	$—	$—
✧✧LVIP SSGA S&P 500 Index Fund	4,107,067	—	—	—	621,507	4,728,574	170,510	—	—
✧✧LVIP SSGA Small-Cap Index Fund	16,158,271	—	1,930,000	611,454	2,144,191	16,983,916	402,692	—	—
✧✧LVIP SSGA Small-Mid Cap 200 Fund	16,359,656	—	4,070,000	1,020,186	3,620,227	16,930,069	981,510	—	—
Fixed Income Fund-6.64%@
✧✧LVIP SSGA Bond Index Fund	66,608,507	4,970,000	12,460,000	255,499	(1,464,156)	57,909,850	4,888,145	—	—
International Equity Funds-12.31%@
✧✧LVIP SSGA Developed International 150 Fund	73,794,801	1,160,000	11,590,000	756,218	9,772,735	73,893,754	8,440,177	—	—
✧✧LVIP SSGA Emerging Markets 100 Fund	21,016,914	6,980,000	2,390,000	167,599	3,134,425	28,908,938	2,996,987	—	—
✧✧LVIP SSGA International Index Fund	20,686,934	—	17,050,000	1,975,458	(1,132,387)	4,480,005	396,988	—	—
Total	$316,519,978	$16,460,000	$ 70,419,639	$ 7,724,032	$ 33,852,860	$ 304,137,231		$ —	$ —

@ As a percentage of Net Assets as of June 30, 2021.
✧✧ Standard Class shares.
3. Investments
For the six months ended June 30, 2021, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$366,911,596
Sales	385,910,865
LVIP SSGA Global Tactical Allocation Managed Volatility Fund–11

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
At June 30, 2021, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2021, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$703,483,044
Aggregate unrealized appreciation of investments and derivatives	$170,158,758
Aggregate unrealized depreciation of investments and derivatives	(2,675,117)
Net unrealized appreciation of investments and derivatives	$167,483,641
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Assets and Liabilities are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2021.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Companies	$304,137,231	$—	$—	$304,137,231
Unaffiliated Investment Companies	566,848,641	—	—	566,848,641
Total Investments	$870,985,872	$—	$—	$870,985,872
Derivatives:
Assets:
Futures Contract	$ 162,987	$—	$—	$ 162,987
Liabilities:
Futures Contracts	$ (182,174)	$—	$—	$ (182,174)
There were no Level 3 investments at the beginning or end of the period.
LVIP SSGA Global Tactical Allocation Managed Volatility Fund–12

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/21	12/31/20
Shares sold:
Standard Class	283,216	288,347
Service Class	611,048	1,626,718
Shares reinvested:
Standard Class	—	206,957
Service Class	—	3,293,217
	894,264	5,415,239
Shares redeemed:
Standard Class	(178,235)	(511,337)
Service Class	(4,548,302)	(9,276,735)
	(4,726,537)	(9,788,072)
Net decrease	(3,832,273)	(4,372,833)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $300,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. In addition, certain Participants, including the Fund, is subject to an up-front fee of 0.10% of the sum of commitments. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 16, 2022.
The Fund had no amounts outstanding as of June 30, 2021, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2021, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool and to hedge currency risks associated with the Fund's investments.
LVIP SSGA Global Tactical Allocation Managed Volatility Fund–13

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
Fair values of derivative instruments as of June 30, 2021 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Equity contracts)*	Variation margin due to broker on futures contracts	$162,987	Variation margin due to broker on futures contracts	$ (76,051)
Futures contracts (Currency contracts)*	Variation margin due to broker on futures contracts	—	Variation margin due to broker on futures contracts	(106,123)
Total		$162,987		$(182,174)

*	Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2021. Only variation margin is reported on the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2021 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$2,617,700	$(324,204)
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(6,279)	(156,936)
Total		$2,611,421	$(481,140)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2021.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$22,363,665	$—
7. Risk Factors
Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
LVIP SSGA Global Tactical Allocation Managed Volatility Fund–14

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Notes to Financial Statements (continued)
9. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP SSGA Global Tactical Allocation Managed Volatility Fund–15

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 8-9, 2021, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2020 through December 31, 2020. During the period covered by the report, there was one liquidity event due to an extended Taiwanese foreign holiday in February 2020 that caused the LVIP SSGA Emerging Markets Equity Index Fund to classify its Taiwanese securities as illiquid for one day, which caused the Fund to exceed the 15% limit on illiquid securities on that day. The LVIP SSGA Emerging Markets Equity Index Fund was under the 15% limitation the following business day, and there was no impact on the Fund ability to timely meet redemptions. There were no additional liquidity events that impacted the Fund or its respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP SSGA Global Tactical Allocation Managed Volatility Fund–16

LVIP SSGA International Index Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2021

LVIP SSGA International Index Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP SSGA International Index Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2021 to June 30, 2021
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021 to June 30, 2021.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/21	Ending Account Value 6/30/21	Annualized Expense Ratio	Expenses Paid During Period 1/1/21 to 6/30/21*
Actual
Standard Class Shares	$1,000.00	$1,087.80	0.37%	$1.92
Service Class Shares	1,000.00	1,086.50	0.62%	3.21
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.00	0.37%	$1.86
Service Class Shares	1,000.00	1,021.70	0.62%	3.11

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP SSGA International Index Fund–1

LVIP SSGA International Index Fund
Security Type/Country and Sector Allocations and Top 10 Equity Holdings (unaudited)
As of June 30, 2021
Security Type/Country	Percentage of Net Assets
Common Stock	96.68%
Australia	6.92%
Austria	0.20%
Belgium	0.86%
Chile	0.04%
China	0.03%
Denmark	2.52%
Finland	1.23%
France	11.02%
Germany	8.53%
Greenland	0.18%
Hong Kong	3.13%
Ireland	0.69%
Isle Of Man	0.08%
Israel	0.59%
Italy	2.13%
Japan	22.46%
Luxembourg	0.09%
Malta	0.00%
Netherlands	5.36%
New Zealand	0.32%
Norway	0.62%
Poland	0.02%
Portugal	0.15%
Singapore	1.05%
Spain	2.45%
Sweden	3.56%
Switzerland	9.81%
United Kingdom	12.64%
Preferred Stocks	0.61%
Rights	0.00%
Money Market Fund	1.97%
Total Investments	99.26%
Receivables and Other Assets Net of Liabilities	0.74%
Total Net Assets	100.00%
Sector designations may be different than the sector designations presented in other Fund materials.
Sector	Percentage of Net Assets
Aerospace & Defense	1.10%
Air Freight & Logistics	0.80%
Airlines	0.10%
Auto Components	0.88%
Automobiles	3.22%
Banks	8.30%
Sector	Percentage of Net Assets
Beverages	2.08%
Biotechnology	0.85%
Building Products	1.14%
Capital Markets	2.74%
Chemicals	3.50%
Commercial Services & Supplies	0.33%
Communications Equipment	0.38%
Construction & Engineering	0.72%
Construction Materials	0.57%
Consumer Finance	0.01%
Containers & Packaging	0.08%
Diversified Financial Services	0.81%
Diversified Telecommunication Services	1.87%
Electric Utilities	1.90%
Electrical Equipment	1.85%
Electronic Equipment, Instruments & Components	1.59%
Energy Equipment & Services	0.03%
Entertainment	0.83%
Equity Real Estate Investment Trusts	1.37%
Food & Staples Retailing	1.36%
Food Products	3.20%
Gas Utilities	0.39%
Health Care Equipment & Supplies	2.16%
Health Care Providers & Services	0.48%
Health Care Technology	0.18%
Hotels, Restaurants & Leisure	1.51%
Household Durables	1.36%
Household Products	0.79%
Independent Power and Renewable Electricity Producers	0.08%
Industrial Conglomerates	1.53%
Insurance	4.63%
Interactive Media & Services	0.30%
Internet & Direct Marketing Retail	0.88%
IT Services	1.82%
Leisure Products	0.22%
Life Sciences Tools & Services	0.53%
Machinery	3.10%
Marine	0.30%
Media	0.46%
Metals & Mining	3.23%
Multiline Retail	0.45%
Multi-Utilities	0.85%
Oil, Gas & Consumable Fuels	3.11%
Paper & Forest Products	0.34%
Personal Products	2.01%
Pharmaceuticals	7.87%
Professional Services	1.57%
Real Estate Management & Development	1.59%
LVIP SSGA International Index Fund–2

LVIP SSGA International Index Fund
Security Type/Country and Sector Allocations and Top 10 Equity Holdings (unaudited) (continued)
Sector	Percentage of Net Assets
Road & Rail	0.67%
Semiconductors & Semiconductor Equipment	2.93%
Software	1.63%
Specialty Retail	0.84%
Technology Hardware, Storage & Peripherals	0.50%
Textiles, Apparel & Luxury Goods	3.33%
Tobacco	0.82%
Trading Companies & Distributors	1.41%
Transportation Infrastructure	0.42%
Water Utilities	0.09%
Wireless Telecommunication Services	1.30%
Total	97.29%
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
Nestle	2.06%
ASML Holding	1.66%
Roche Holding	1.59%
LVMH Moet Hennessy Louis Vuitton	1.25%
Novartis	1.16%
Toyota Motor	1.06%
BHP Group	0.96%
AstraZeneca	0.90%
Unilever	0.88%
Royal Dutch Shell	0.88%
Total	12.40%

IT–Information Technology

LVIP SSGA International Index Fund–3

LVIP SSGA International Index Fund
Statement of Net Assets
June 30, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–96.68%
Australia–6.92%
†Afterpay	37,372	$ 3,311,967
AGL Energy	127,014	781,084
Ampol	47,268	1,000,006
APA Group	223,823	1,493,919
Aristocrat Leisure	104,625	3,380,994
ASX	31,382	1,828,900
Aurizon Holdings	325,129	907,050
AusNet Services	435,365	571,379
Australia & New Zealand Banking Group	500,070	10,557,026
BHP Group	514,425	18,737,971
BlueScope Steel	86,097	1,417,923
Brambles	246,829	2,117,652
Cochlear	11,375	2,146,917
Coles Group	240,196	3,078,508
Commonwealth Bank of Australia	311,776	23,351,249
Computershare	88,428	1,120,750
†Crown Resorts	79,376	708,979
CSL	79,297	16,959,906
Dexus	199,042	1,592,728
Domino's Pizza Enterprises	10,644	961,967
†Endeavour Group	226,771	1,069,721
Evolution Mining	282,375	952,952
Fortescue Metals Group	299,496	5,242,329
Goodman Group	292,197	4,639,049
GPT Group	337,644	1,240,759
Insurance Australia Group	392,398	1,518,479
James Hardie Industries	80,323	2,726,985
LendLease Group	120,231	1,033,317
Macquarie Group	61,579	7,224,122
Magellan Financial Group	26,419	1,067,125
Medibank	443,136	1,050,162
Mirvac Group	701,067	1,535,235
National Australia Bank	579,432	11,393,773
Newcrest Mining	142,838	2,708,028
Northern Star Resources	192,517	1,412,018
Oil Search	373,267	1,066,540
Orica	80,976	806,467
Origin Energy	268,522	908,215
†Qantas Airways	154,254	539,082
†QBE Insurance Group	271,525	2,197,170
Ramsay Health Care	32,540	1,536,193
REA Group	8,586	1,088,396
Reece	51,086	904,545
Rio Tinto	65,722	6,241,860
Santos	301,408	1,602,630
Scentre Group	907,792	1,865,389
SEEK	56,009	1,392,011
Sonic Healthcare	74,143	2,135,176
South32	484,212	1,063,985
South32 (London Stock Exchange)	368,248	810,961
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Australia (continued)
Stockland	429,346	$ 1,500,465
Suncorp Group	218,699	1,822,188
†Sydney Airport	212,520	922,807
Tabcorp Holdings	405,855	1,576,642
Telstra	675,976	1,906,126
Transurban Group	482,551	5,149,683
Treasury Wine Estates	138,038	1,209,132
Vicinity Centres	683,296	791,717
Washington H Soul Pattinson & Co.	12,623	319,309
Wesfarmers	196,062	8,689,870
Westpac Banking	644,711	12,479,163
WiseTech Global	30,236	724,028
Woodside Petroleum	175,235	2,918,783
Woolworths Group	226,771	6,484,652
		211,494,114
Austria–0.20%
Erste Group Bank	48,919	1,794,697
OMV	28,032	1,594,472
Raiffeisen Bank International	31,533	714,154
Verbund	10,993	1,012,164
voestalpine	24,055	979,487
		6,094,974
Belgium–0.86%
Ageas	29,921	1,660,409
Anheuser-Busch InBev	133,905	9,655,282
Colruyt	11,289	631,281
Elia Group	4,163	439,329
Groupe Bruxelles Lambert	21,026	2,352,045
KBC Group	45,857	3,496,309
Proximus	32,419	626,201
Sofina	2,794	1,205,264
Solvay Class A	14,260	1,812,623
UCB	23,050	2,409,549
Umicore	33,743	2,060,555
		26,348,847
Chile–0.04%
Antofagasta	66,473	1,319,972
		1,319,972
China–0.03%
Budweiser Brewing	260,900	823,262
		823,262
Denmark–2.52%
Ambu Class B	27,691	1,064,588
AP Moller - Maersk Class A	522	1,449,988
AP Moller - Maersk Class B	1,077	3,095,543
Carlsberg Class B	18,862	3,515,994
Chr Hansen Holding	18,361	1,657,138
LVIP SSGA International Index Fund–4

LVIP SSGA International Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Denmark (continued)
Coloplast Class B	21,378	$ 3,507,748
Danske Bank	124,239	2,186,131
†Demant	16,353	920,488
DSV Panalpina	36,693	8,557,068
†Genmab	11,153	4,563,460
GN Store Nord	23,990	2,095,551
Novo Nordisk Class B	301,009	25,218,278
Novozymes Class B	36,242	2,731,767
Orsted	33,984	4,768,734
Pandora	17,850	2,399,450
Rockwool International Class B	1,524	741,921
Tryg	63,276	1,553,333
Vestas Wind Systems	177,472	6,927,669
		76,954,849
Finland–1.23%
Elisa	23,864	1,423,892
Fortum	77,853	2,147,228
Kesko Class B	51,648	1,907,676
Kone Class B	59,982	4,893,308
Neste	74,719	4,575,204
†Nokia	959,800	5,139,014
Nordea Bank	571,852	6,365,376
Orion Class B	15,299	657,604
Sampo Class A	87,647	4,028,227
Stora Enso Class R	98,947	1,805,067
UPM-Kymmene	95,550	3,614,220
Wartsila	70,882	1,051,865
		37,608,681
France–11.02%
†Accor	33,285	1,242,838
†Aeroports de Paris	6,327	824,121
Air Liquide	82,407	14,428,466
†Airbus	102,148	13,134,470
†Alstom	48,926	2,470,817
Amundi	9,532	840,346
Arkema	12,087	1,516,343
Atos	16,562	1,007,450
AXA	334,145	8,473,004
BioMerieux	6,841	794,948
BNP Paribas	195,355	12,246,924
Bollore	126,487	677,919
Bouygues	42,213	1,561,186
†Bureau Veritas	50,111	1,585,302
Capgemini	27,456	5,274,065
Carrefour	105,995	2,084,462
Cie de Saint-Gobain	88,203	5,808,746
Cie Generale des Etablissements Michelin	29,962	4,778,441
CNP Assurances	36,584	622,496
Covivio	10,450	893,645
Creditricole	223,450	3,130,189
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
France (continued)
Danone	114,634	$ 8,070,003
Dassault Aviation	534	628,125
Dassault Systemes	23,342	5,660,106
Edenred	45,050	2,566,737
Eiffage	14,950	1,520,974
Electricite de France	81,716	1,116,228
Engie	322,472	4,417,917
EssilorLuxottica	50,147	9,254,636
Eurazeo	8,562	746,201
Faurecia	22,351	1,095,989
Gecina	8,101	1,241,064
Getlink	77,105	1,202,269
Hermes International	5,610	8,172,054
Iliad	2,271	332,296
Ipsen	8,038	836,065
Kering	13,106	11,453,305
†Klepierre	30,955	797,597
La Francaise des Jeux SAEM	16,783	986,664
Legrand	47,001	4,974,589
L'Oreal	44,275	19,729,157
LVMH Moet Hennessy Louis Vuitton	48,617	38,122,367
Natixis	195,108	925,397
Orange	338,803	3,862,689
†Orpea	8,949	1,138,060
Pernod Ricard	36,133	8,020,530
Publicis Groupe	39,613	2,533,622
Remy Cointreau	3,589	740,910
†Renault	36,247	1,464,969
Safran	60,065	8,327,286
Sanofi	197,810	20,725,124
Sartorius Stedim Biotech	5,114	2,418,900
Schneider Electric	93,827	14,761,363
†SCOR	24,915	792,342
SEB	4,862	878,604
Societe Generale	148,252	4,370,135
†Sodexo	16,053	1,498,042
STMicroelectronics	120,015	4,355,330
Suez	58,012	1,379,194
Teleperformance	10,696	4,341,317
Thales	18,645	1,902,199
Total	440,161	19,913,894
†Ubisoft Entertainment	17,718	1,240,379
†Unibail-Rodamco-Westfield	164,321	2,077,547
Valeo	41,370	1,244,512
Veolia Environnement	93,555	2,825,460
Vinci	92,652	9,886,492
Vivendi	125,055	4,200,885
Wendel	5,771	775,992
†Worldline	40,574	3,797,853
		336,719,548

LVIP SSGA International Index Fund–5

LVIP SSGA International Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Germany–8.53%
Adidas	33,083	$ 12,313,723
Allianz	72,781	18,148,907
Aroundtown	172,110	1,342,843
BASF	159,808	12,589,872
Bayer	170,591	10,358,672
Bayerische Motoren Werke	58,435	6,188,228
Bechtle	5,162	958,830
Beiersdorf	18,253	2,202,226
Brenntag	27,379	2,545,878
Carl Zeiss Meditec Class B	6,394	1,235,436
†Commerzbank	167,606	1,188,856
†Continental	20,051	2,947,683
Covestro	33,739	2,178,728
Daimler	148,789	13,284,921
†Delivery Hero	27,597	3,645,359
†Deutsche Bank	363,210	4,731,410
Deutsche Boerse	33,593	5,863,403
†Deutsche Lufthansa	50,640	569,840
Deutsche Post	174,200	11,848,148
Deutsche Telekom	578,261	12,213,208
Deutsche Wohnen	61,497	3,761,218
E.ON	394,553	4,563,324
Evonik Industries	40,700	1,364,794
Fresenius & Co.	76,086	3,969,184
Fresenius Medical Care & Co.	38,355	3,185,380
GEA Group	25,921	1,049,936
Hannover Rueck	10,828	1,811,626
HeidelbergCement	26,152	2,243,244
†HelloFresh	29,027	2,821,651
Henkel & Co.	19,599	1,804,548
Infineon Technologies	232,538	9,325,255
KION Group	12,297	1,310,556
Knorr-Bremse	13,717	1,577,699
LANXESS	15,612	1,070,360
LEG Immobilien	13,388	1,927,997
Merck	21,881	4,195,371
MTU Aero Engines	9,472	2,346,245
Muenchener Rueckversicherungs-Gesellschaft in Muenchen Class R	24,137	6,609,893
Nemetschek	8,714	666,661
Puma	17,680	2,107,936
†QIAGEN	37,993	1,836,246
Rational	968	876,924
RWE	113,224	4,102,844
SAP	182,587	25,729,164
Scout24	17,276	1,456,895
Siemens	133,665	21,177,874
Siemens Healthineers	48,722	2,985,663
Symrise	23,587	3,286,274
†TeamViewer	28,507	1,072,205
Telefonica Deutschland Holding	190,187	501,769
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Germany (continued)
Uniper	16,078	$ 592,143
United Internet	19,309	789,442
Volkswagen	5,406	1,774,334
Vonovia	95,437	6,169,725
†Zalando	35,113	4,244,713
		260,665,264
Greenland–0.18%
Ferguson	39,676	5,515,823
		5,515,823
Hong Kong–3.13%
AIA Group	2,116,200	26,301,573
Bank of East Asia	277,746	515,835
BOC Hong Kong Holdings	668,000	2,267,017
Chow Tai Fook Jewellery Group	351,400	802,884
CK Asset Holdings	239,800	1,655,433
CK Hutchison Holdings	474,660	3,698,586
CK Infrastructure Holdings	141,000	840,810
CLP Holdings	285,500	2,824,002
†ESR Cayman	318,200	1,073,740
†Futu Holdings ADR	8,800	1,575,992
†Galaxy Entertainment Group	378,000	3,025,733
Hang Lung Properties	314,000	762,727
Hang Seng Bank	132,600	2,648,823
Henderson Land Development	236,149	1,119,262
HK Electric Investments	564,808	572,497
HKT Trust	581,592	792,505
Hong Kong & China Gas	1,951,358	3,030,972
Hong Kong Exchanges & Clearing	209,908	12,511,807
Hongkong Land Holdings	179,600	854,896
Jardine Matheson Holdings	39,700	2,537,624
Link REIT	365,910	3,546,324
†Melco Resorts & Entertainment ADR	44,746	741,441
MTR	283,296	1,578,063
New World Development	280,869	1,459,638
Power Assets Holdings	254,000	1,558,814
†Sands China	423,468	1,783,471
Sino Land	508,363	801,407
†SJM Holdings	422,591	461,545
Sun Hung Kai Properties	228,505	3,405,076
Swire Pacific Class A	106,000	718,790
Swire Properties	249,361	743,494
Techtronic Industries	242,000	4,226,421
WH Group	1,768,293	1,589,671
Wharf Real Estate Investment	317,000	1,843,379
†Wynn Macau	332,353	523,080

LVIP SSGA International Index Fund–6

LVIP SSGA International Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Hong Kong (continued)
Xinyi Glass Holdings	344,000	$ 1,402,264
		95,795,596
Ireland–0.69%
CRH	139,043	7,006,986
†Flutter Entertainment	28,751	5,205,772
Kerry Group Class A	26,829	3,747,511
Kingspan Group	27,130	2,561,971
Smurfit Kappa Group	45,926	2,491,397
		21,013,637
Isle Of Man–0.08%
†GVC Holdings	102,403	2,472,572
		2,472,572
Israel–0.59%
Azrieli Group	9,046	636,798
†Bank Hapoalim	203,905	1,636,168
†Bank Leumi Le-Israel	255,329	1,939,158
†Check Point Software Technologies	20,064	2,330,032
†CyberArk Software	6,400	833,728
Elbit Systems	5,177	670,121
ICL Group	123,792	839,545
†Israel Discount Bank Class A	186,199	886,404
†Mizrahi Tefahot Bank	29,977	923,176
†Nice	10,973	2,679,847
†Teva Pharmaceutical Industries	139,930	1,392,797
†Teva Pharmaceutical Industries ADR	55,369	548,153
†Wix.com	9,300	2,699,604
		18,015,531
Italy–2.13%
Amplifon	23,545	1,162,526
Assicurazioni Generali	197,122	3,951,331
†Atlantia	91,704	1,660,430
CNH Industrial	175,990	2,905,871
Davide Campari-Milano	100,699	1,348,666
DiaSorin	4,246	803,034
Enel	1,416,344	13,153,296
Eni	448,899	5,466,537
Ferrari	22,205	4,581,347
†FinecoBank Banca Fineco	108,256	1,886,959
Infrastrutture Wireless Italiane	52,629	593,595
Intesa Sanpaolo	2,851,960	7,877,698
†Mediobanca Banca di Credito Finanziario	101,836	1,189,408
Moncler	35,950	2,432,338
†Nexi SpA	83,097	1,823,832
Poste Italiane	82,911	1,096,176
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Italy (continued)
Prysmian	42,244	$ 1,514,246
Recordati Industria Chimica e Farmaceutica	16,947	968,575
Snam	328,693	1,900,020
Telecom Italia	1,751,080	869,780
Telecom Italia RSP	1,284,683	680,616
Tenaris	82,986	904,499
Terna Rete Elettrica Nazionale	227,592	1,695,846
UniCredit	387,676	4,573,884
		65,040,510
Japan–22.46%
ABC-Mart	7,000	401,368
Acom	85,100	370,749
Advantest	34,100	3,072,515
Aeon	115,200	3,095,297
AGC	34,200	1,434,556
Aisin Seiki	24,700	1,056,078
Ajinomoto	86,600	2,248,116
†ANA Holdings	24,500	576,030
Asahi Group Holdings	79,500	3,714,699
Asahi Intecc	33,700	805,682
Asahi Kasei	226,400	2,487,251
Astellas Pharma	329,200	5,732,368
Azbil	23,300	965,809
Bandai Namco Holdings	36,700	2,546,322
Bridgestone	100,300	4,563,810
Brother Industries	36,000	718,412
Canon	175,500	3,969,859
Capcom	33,200	971,241
Casio Computer	39,300	656,916
Central Japan Railway	26,100	3,958,639
Chiba Bank	80,000	481,750
Chubu Electric Power	115,900	1,416,735
Chugai Pharmaceutical	118,800	4,707,301
Concordia Financial Group	161,400	591,294
Cosmos Pharmaceutical	4,300	630,901
CyberAgent	69,600	1,494,181
Dai Nippon Printing	38,900	822,504
Daifuku	18,900	1,716,558
Dai-ichi Life Holdings	187,900	3,440,196
Daiichi Sankyo	294,800	6,354,009
Daikin Industries	43,200	8,045,439
Daito Trust Construction	11,300	1,235,834
Daiwa House Industry	98,800	2,965,912
Daiwa House REIT Investment	398	1,173,275
Daiwa Securities Group	260,800	1,432,234
Denso	74,000	5,048,346
Dentsu	41,900	1,499,190
Disco	4,900	1,497,412
East Japan Railway	54,700	3,903,028
Eisai	45,400	4,464,602

LVIP SSGA International Index Fund–7

LVIP SSGA International Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
ENEOS Holdings	551,960	$ 2,309,791
Fanuc	33,200	8,007,507
Fast Retailing	10,100	7,603,069
Fuji Electric	19,300	901,634
FUJIFILM Holdings	65,100	4,827,930
Fujitsu	34,700	6,496,782
†GLP J-REIT	633	1,091,704
GMO Payment Gateway	7,700	1,002,916
Hakuhodo DY Holdings	33,300	516,758
Hamamatsu Photonics	25,300	1,525,811
Hankyu Hanshin Holdings	42,100	1,297,921
Harmonic Drive Systems	7,300	402,142
Hikari Tsushin	3,200	561,969
Hino Motors	61,200	538,210
Hirose Electric	5,387	787,963
Hisamitsu Pharmaceutical	7,300	359,431
Hitachi	167,100	9,567,695
Hitachi Construction Machinery	22,900	699,811
†Hitachi Metals	45,700	873,728
Honda Motor	281,800	9,004,816
Hoshizaki	8,500	722,265
Hoya	65,000	8,618,300
Hulic	64,600	726,855
Ibiden	20,000	1,078,356
Idemitsu Kosan	31,383	757,915
Iida Group Holdings	31,400	808,353
Inpex	171,600	1,280,493
Isuzu Motors	85,100	1,123,738
Ito En	7,200	427,094
ITOCHU	208,900	6,017,193
Itochu Techno-Solutions	20,500	634,772
†Japan Airlines	24,500	529,497
Japan Exchange Group	84,900	1,887,601
†Japan Post Bank	57,300	481,218
†Japan Post Holdings	284,400	2,330,342
Japan Post Insurance	33,100	611,975
Japan Real Estate Investment	241	1,481,642
Japan Retail Fund Investment	1,228	1,330,854
Japan Tobacco	206,900	3,908,184
JFE Holdings	80,600	943,882
JSR	31,900	964,796
Kajima	73,600	932,132
Kakaku.com	21,500	649,287
Kansai Electric Power	122,200	1,165,407
Kansai Paint	26,500	675,291
Kao	86,400	5,315,667
KDDI	279,200	8,708,115
Keio	18,000	1,058,013
Keisei Electric Railway	20,800	663,720
Keyence	34,176	17,248,736
Kikkoman	26,900	1,774,850
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
†Kintetsu Group Holdings	31,600	$ 1,109,321
Kirin Holdings	140,000	2,729,556
Kobayashi Pharmaceutical	8,100	691,921
Kobe Bussan	17,900	563,932
Koei Tecmo Holdings	11,180	545,439
Koito Manufacturing	17,500	1,088,483
Komatsu	149,300	3,709,822
Konami Holdings	17,500	1,050,677
Kose	5,400	849,651
Kubota	183,300	3,707,413
Kurita Water Industries	14,100	676,475
Kyocera	58,000	3,585,616
Kyowa Kirin	51,800	1,837,094
Lasertec	13,500	2,623,565
Lawson	10,700	495,054
Lion	42,200	714,887
LIXIL Group	42,200	1,091,324
M3	75,900	5,542,794
Makita	42,500	2,000,765
Marubeni	274,900	2,390,575
†Mazda Motor	91,400	858,919
McDonald's Holdings	14,200	626,311
Medipal Holdings	37,600	718,189
MEIJI Holdings	20,768	1,243,145
†Mercari	18,000	955,939
MINEBEA MITSUMI	61,800	1,634,909
MISUMI Group	47,700	1,614,402
Mitsubishi	221,900	6,048,096
Mitsubishi Chemical Holdings	227,600	1,912,459
Mitsubishi Electric	322,300	4,678,057
Mitsubishi Estate	207,400	3,353,833
Mitsubishi Gas Chemical	22,300	472,918
Mitsubishi Heavy Industries	54,500	1,603,677
Mitsubishi UFJ Financial Group	2,123,000	11,467,774
Mitsubishi UFJ Lease & Finance	116,000	621,270
Mitsui & Co.	271,600	6,113,109
Mitsui Chemicals	30,300	1,045,956
Mitsui Fudosan	160,700	3,721,870
Miura	13,800	598,110
Mizuho Financial Group	427,282	6,105,677
MonotaRO	43,600	1,032,162
MS&AD Insurance Group Holdings	77,054	2,225,026
Murata Manufacturing	99,500	7,596,733
Nabtesco	17,400	657,815
NEC	44,000	2,265,448
Nexon	87,800	1,956,819
NGK Insulators	38,100	639,258
NH Foods	17,500	680,499
Nidec	77,600	8,993,204

LVIP SSGA International Index Fund–8

LVIP SSGA International Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Nihon M&A Center	55,000	$ 1,426,302
Nintendo	19,800	11,516,954
Nippon Building Fund	279	1,740,375
Nippon Express	12,000	913,813
Nippon Paint Holdings	134,000	1,818,912
†Nippon Prologis REIT	349	1,110,505
Nippon Shinyaku	9,600	761,294
Nippon Steel	151,822	2,560,318
Nippon Telegraph & Telephone	227,900	5,937,770
Nippon Yusen	28,400	1,439,237
Nissan Chemical	22,100	1,082,173
†Nissan Motor	410,600	2,037,569
Nisshin Seifun Group	42,165	616,753
Nissin Foods Holdings	11,900	856,924
Nitori Holdings	13,600	2,406,733
Nitto Denko	26,800	1,999,838
Nomura Holdings	549,400	2,807,951
Nomura Real Estate Holdings	14,400	365,266
Nomura Real Estate Master Fund	729	1,168,684
Nomura Research Institute	59,207	1,958,556
NSK	74,300	628,000
NTT Data	114,300	1,782,996
Obayashi	116,800	928,344
Obic	11,700	2,181,079
†Odakyu Electric Railway	53,100	1,341,182
Oji Holdings	132,300	759,777
Olympus	205,300	4,080,313
Omron	32,400	2,569,369
Ono Pharmaceutical	69,500	1,550,839
Oracle	5,900	451,415
Oriental Land	35,400	5,044,169
Orix	387	744,773
ORIX	214,700	3,622,622
Osaka Gas	61,500	1,145,358
Otsuka	19,600	1,028,561
Otsuka Holdings	66,400	2,753,542
Pan Pacific International Holdings	76,300	1,583,760
Panasonic	378,100	4,375,062
†PeptiDream	14,700	721,140
Persol Holdings	37,800	746,847
Pigeon	17,700	498,681
Pola Orbis Holdings	19,500	514,992
Rakuten	161,700	1,825,211
Recruit Holdings	235,800	11,610,117
†Renesas Electronics	145,600	1,574,019
Resona Holdings	350,500	1,347,798
Ricoh	117,800	1,322,261
Rinnai	7,200	685,035
Rohm	16,000	1,479,094
Ryohin Keikaku	37,000	776,003
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Santen Pharmaceutical	61,600	$ 848,355
SBI Holdings	39,170	926,583
SCSK	7,000	417,120
Secom	37,900	2,880,666
Seiko Epson	41,400	728,166
Sekisui Chemical	61,200	1,046,121
Sekisui House	113,900	2,336,029
Seven & i Holdings	133,100	6,346,197
SG Holdings	61,400	1,609,957
Sharp	34,200	564,279
Shimadzu	38,900	1,503,898
Shimano	12,700	3,012,242
Shimizu	90,100	690,987
Shin-Etsu Chemical	61,500	10,285,521
Shionogi & Co.	47,000	2,449,948
Shiseido	70,700	5,199,961
Shizuoka Bank	78,300	605,425
SMC	10,100	5,968,450
Softbank	514,900	6,736,641
SoftBank Group	220,400	15,424,727
Sohgo Security Services	15,200	692,308
Sompo Holdings	56,575	2,090,976
Sony	220,600	21,475,215
Square Enix Holdings	14,400	714,200
Stanley Electric	20,800	601,935
Subaru	106,100	2,092,967
SUMCO	48,600	1,192,088
Sumitomo	206,600	2,767,188
Sumitomo Chemical	243,300	1,289,920
Sumitomo Dainippon Pharma	25,500	534,353
Sumitomo Electric Industries	141,800	2,091,995
Sumitomo Metal Mining	43,400	1,689,590
Sumitomo Mitsui Financial Group	225,600	7,777,560
Sumitomo Mitsui Trust Holdings	63,446	2,014,830
Sumitomo Realty & Development	57,000	2,036,905
Suntory Beverage & Food	20,700	778,847
Suzuki Motor	64,400	2,725,095
Sysmex	29,300	3,481,345
T&D Holdings	98,800	1,277,076
Taisei	33,500	1,097,619
Taisho Pharmaceutical Holdings	7,700	412,395
Taiyo Nippon Sanso	27,700	567,738
Takeda Pharmaceutical	273,275	9,148,114
TDK	22,700	2,756,407
Terumo	113,900	4,615,669
THK	17,400	519,204
TIS	42,100	1,075,095
Tobu Railway	32,800	847,937

LVIP SSGA International Index Fund–9

LVIP SSGA International Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Toho (Tokyo)	17,600	$ 725,577
Toho Gas	13,900	680,643
Tohoku Electric Power	66,700	522,337
Tokio Marine Holdings	111,800	5,140,415
Tokyo Century	9,100	489,014
†Tokyo Electric Power	268,300	796,967
Tokyo Electron	25,900	11,209,073
Tokyo Gas	63,400	1,196,722
Tokyu	90,300	1,228,168
Toppan Printing	39,300	631,446
Toray Industries	235,500	1,566,750
Toshiba	69,300	2,997,313
Tosoh	41,800	720,904
TOTO	24,000	1,242,180
Toyo Suisan Kaisha	12,500	481,007
Toyota Industries	26,900	2,326,918
Toyota Motor	371,300	32,452,613
Toyota Tsusho	36,900	1,743,778
Trend Micro	22,400	1,173,482
Tsuruha Holdings	7,000	813,448
Unicharm	70,800	2,848,697
United Urban Investment	599	866,459
USS	31,700	552,992
Welcia Holdings	20,200	660,030
West Japan Railway	30,100	1,716,129
Yakult Honsha	20,100	1,138,026
Yamada Denki	133,900	618,306
Yamaha	24,200	1,313,524
Yamaha Motor	46,500	1,264,053
Yamato Holdings	55,600	1,581,493
Yaskawa Electric	44,600	2,179,918
Yokogawa Electric	34,900	521,482
Z Holdings	462,500	2,318,016
ZOZO	18,100	615,037
		686,423,544
Luxembourg–0.09%
†Eurofins Scientific	23,465	2,682,198
		2,682,198
Malta–0.00%
=†πAZ. BGP Holdings	160,069	0
		0
Netherlands–5.36%
†ABN AMRO Bank	67,881	820,353
†Adyen	3,467	8,470,707
Aegon	283,383	1,175,739
Akzo Nobel	32,520	4,018,014
†Argenx	8,077	2,443,170
ASM International	8,280	2,719,589
ASML Holding	73,722	50,648,756
EXOR	19,565	1,567,338
Heineken	45,710	5,539,305
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Netherlands (continued)
Heineken Holding	20,303	$ 2,045,110
ING Groep	699,280	9,236,969
†Jde Peet	14,174	514,289
†Just Eat Takeaway.com	21,935	2,025,354
Koninklijke Ahold Delhaize	183,767	5,462,797
Koninklijke DSM	30,779	5,744,502
Koninklijke KPN	643,222	2,008,953
Koninklijke Philips	160,666	7,961,402
Koninklijke Vopak	14,985	680,532
NN Group	49,044	2,313,363
†Prosus	84,647	8,277,530
Randstad	20,790	1,590,038
Royal Dutch Shell Class A	714,102	14,291,740
Royal Dutch Shell Class B	644,270	12,468,149
Stellantis	362,347	7,109,389
Wolters Kluwer	46,328	4,653,960
		163,787,048
New Zealand–0.32%
†a2 Milk	130,118	585,734
†Auckland International Airport	203,075	1,031,972
Fisher & Paykel Healthcare	104,535	2,273,938
Mercury	143,836	670,611
Meridian Energy	209,654	781,102
Ryman Healthcare	74,689	685,486
Spark New Zealand	372,100	1,248,470
†Xero	23,206	2,385,998
		9,663,311
Norway–0.62%
†Adevinta	48,699	933,240
DNB	169,020	3,682,648
Equinor	170,723	3,612,285
Gjensidige Forsikring	32,261	711,153
Marine Harvest	73,824	1,877,721
Norsk Hydro	220,326	1,405,865
Orkla	146,216	1,489,306
Schibsted Class A	14,296	690,048
Schibsted Class B	20,889	869,996
Telenor	130,632	2,201,437
Yara International	30,915	1,627,228
		19,100,927
Poland–0.02%
†InPost	35,148	705,421
		705,421
Portugal–0.15%
Energias de Portugal	495,350	2,625,505
Galp Energia	97,481	1,057,862

LVIP SSGA International Index Fund–10

LVIP SSGA International Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Portugal (continued)
Jeronimo Martins	44,236	$ 806,725
		4,490,092
Singapore–1.05%
Ascendas Real Estate Investment Trust	618,765	1,357,445
CapitaLand	498,928	1,376,532
CapitaLand Mall Trust	786,552	1,222,499
City Developments	96,900	525,322
DBS Group Holdings	325,248	7,210,265
Genting Singapore	1,288,800	800,289
Keppel	237,415	965,762
Mapletree Commercial Trust	425,700	683,805
Mapletree Logistics Trust	594,382	906,138
Oversea-Chinese Banking	590,540	5,247,976
†Sea ADR	2,400	659,040
†Singapore Airlines	245,550	885,638
Singapore Exchange	130,100	1,081,667
Singapore Technologies Engineering	235,300	677,185
Singapore Telecommunications	1,413,200	2,406,654
United Overseas Bank	207,085	3,976,303
UOL Group	98,851	536,634
Venture	39,200	560,000
Wilmar International	315,600	1,056,146
		32,135,300
Spain–2.45%
ACS Actividades de Construccion y Servicios	46,862	1,255,250
†Aena SME	13,180	2,161,378
†Amadeus IT Group	79,606	5,599,382
†Banco Bilbao Vizcaya Argentaria	1,181,645	7,325,137
†Banco Santander	3,089,673	11,794,896
CaixaBank	781,224	2,402,917
Cellnex Telecom	89,543	5,703,755
EDP Renovaveis	50,642	1,173,353
Enagas	48,905	1,129,918
Endesa	59,943	1,454,244
Ferrovial	89,215	2,618,221
Grifols	50,599	1,370,349
Iberdrola	1,015,122	12,373,841
Industria de Diseno Textil	193,141	6,804,094
Naturgy Energy Group	55,524	1,427,359
Red Electrica	77,676	1,441,893
Repsol	253,921	3,177,671
†Siemens Gamesa Renewable Energy	41,919	1,399,706
Telefonica	934,691	4,367,850
		74,981,214
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Sweden–3.56%
Alfa Laval	53,564	$ 1,892,055
ArcelorMittal	129,423	3,967,027
Assa Abloy Class B	176,808	5,326,077
Atlas Copco Class A	119,131	7,294,218
Atlas Copco Class B	68,351	3,594,016
†Boliden	48,436	1,862,031
Electrolux Class B	35,635	988,091
†Embracer Group	45,069	1,219,134
Epiroc Class A	114,851	2,616,930
Epiroc Class B	64,917	1,273,976
EQT	40,244	1,460,580
Essity Class B	109,912	3,644,854
Evolution Gaming Group	29,851	4,717,226
†Fastighets Balder Class B	19,148	1,201,491
†Hennes & Mauritz Class B	128,348	3,044,443
Hexagon Class B	356,132	5,276,584
Husqvarna Class B	66,591	884,705
ICA Gruppen	19,291	897,817
Industrivarden	20,204	785,676
Industrivarden Class C	26,548	971,575
Investment AB Latour	26,018	853,677
Investor Class B	322,736	7,438,529
†Kinnevik Class B	42,451	1,699,409
L E Lundbergforetagen Class B	16,198	1,045,154
Lundin Energy	35,173	1,244,480
Nibe Industrier Class B	221,188	2,326,608
Sandvik	199,366	5,092,416
Securitas Class B	49,323	778,623
†Sinch	79,990	1,345,925
Skandinaviska Enskilda Banken Class A	289,018	3,733,415
Skanska Class B	57,556	1,526,649
SKF Class B	67,766	1,725,408
Svenska Cellulosa Class B	111,068	1,820,181
Svenska Handelsbanken Class A	275,338	3,106,605
Swedbank Class A	160,374	2,984,068
Swedish Match	294,580	2,512,059
Tele2 Class B	85,945	1,170,959
Telefonaktiebolaget LM Ericsson Class B	517,715	6,506,751
Telia	460,086	2,041,816
Volvo Class A	35,191	872,569
Volvo Class B	254,991	6,134,848
		108,878,655
Switzerland–9.81%
ABB	304,821	10,341,347
Adecco Group	26,224	1,781,616
Alcon	87,133	6,100,487
Baloise Holding	7,311	1,140,208
Banque Cantonale Vaudoise	3,999	359,164

LVIP SSGA International Index Fund–11

LVIP SSGA International Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Switzerland (continued)
Barry Callebaut	627	$ 1,456,958
Chocoladefabriken Lindt & Spruengli	196	3,655,974
Cie Financiere Richemont Class A	90,349	10,931,716
†Clariant	37,917	754,037
Credit Suisse Group	433,428	4,540,161
EMS-Chemie Holding	1,433	1,407,833
Geberit	6,282	4,711,924
Givaudan	1,658	7,710,753
†Glencore	1,772,368	7,586,837
Julius Baer Group	40,492	2,642,429
Kuehne + Nagel International Class R	9,490	3,247,267
†LafargeHolcim	92,481	5,547,361
Logitech International	29,939	3,627,303
Lonza Group	12,889	9,135,484
Nestle	505,547	62,955,015
Novartis	389,008	35,451,126
Partners Group Holding	3,988	6,040,726
Roche Holding	128,780	48,677,543
Schindler Holding	10,684	3,220,139
SGS	1,017	3,137,009
†Siemens Energy	69,287	2,088,433
Sika	24,422	7,984,496
Sonova Holding	9,982	3,754,376
Straumann Holding Class R	1,817	2,896,596
Swatch Group	5,499	1,886,390
Swatch Group (Swiss Exchange)	10,692	705,481
Swiss Life Holding	5,626	2,733,801
Swiss Prime Site	13,839	1,373,056
Swiss Re	51,699	4,664,504
Swisscom	4,478	2,556,368
Temenos	11,211	1,800,545
UBS Group	635,577	9,726,853
Vifor Pharma	8,227	1,064,775
Zurich Insurance Group	26,123	10,480,257
		299,876,348
United Kingdom–12.64%
3i Group	169,381	2,748,395
Admiral Group	33,444	1,454,511
Anglo American	227,574	9,042,719
Ashtead Group	80,659	5,984,915
Associated British Foods	62,541	1,917,127
AstraZeneca	229,482	27,563,528
†Auto Trader Group	162,037	1,419,739
AVEVA Group	17,983	922,398
Aviva	698,928	3,924,351
BAE Systems	544,046	3,928,461
Barclays	3,074,456	7,277,554
Barratt Developments	183,734	1,766,915
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
Berkeley Group Holdings	19,739	$ 1,254,663
BHP Group	366,955	10,812,068
BP	3,575,778	15,581,077
British American Tobacco	383,027	14,835,555
British Land	163,163	1,117,006
†BT Group	1,568,558	4,209,385
Bunzl	58,495	1,933,086
†Burberry Group	73,384	2,097,240
Coca-Cola European Partners	39,560	2,323,836
†Coca-Cola HBC	33,062	1,195,504
†Compass Group	316,147	6,656,104
Croda International	25,673	2,616,632
DCC	17,612	1,441,783
Diageo	407,820	19,524,795
Direct Line Insurance Group	223,056	879,377
Evraz	108,304	886,916
Experian	162,188	6,250,521
GlaxoSmithKline	884,141	17,359,719
Halma	68,764	2,560,664
Hargreaves Lansdown	58,970	1,296,198
Hikma Pharmaceuticals	31,884	1,078,812
†HSBC Holdings (London Shares)	3,558,515	20,541,566
Imperial Brands	171,094	3,685,019
†Informa	284,265	1,972,410
†InterContinental Hotels Group	30,607	2,036,490
Intertek Group	27,901	2,134,329
J Sainsbury	283,273	1,065,053
JD Sports Fashion	92,481	1,175,667
Johnson Matthey	33,416	1,420,474
Kingfisher	361,471	1,822,583
Land Securities Group	134,293	1,254,674
Legal & General Group	1,010,200	3,599,727
†Lloyds Banking Group	12,551,581	8,106,599
London Stock Exchange Group	57,060	6,290,808
M&G	494,069	1,564,407
†Melrose Industries	844,327	1,811,502
Mondi	85,701	2,253,639
National Grid	623,724	7,944,638
†Next	23,591	2,563,682
†Ocado Group	86,932	2,408,668
Pearson	130,670	1,500,273
†Persimmon	57,667	2,359,619
Phoenix Group Holdings	103,913	972,277
Prudential	451,507	8,578,464
Reckitt Benckiser Group	126,750	11,216,069
RELX (London Stock Exchange)	334,139	8,869,896
Rentokil Initial	320,925	2,197,481
Rio Tinto	195,741	16,108,019

LVIP SSGA International Index Fund–12

LVIP SSGA International Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
†Rolls-Royce Holdings	1,489,211	$ 2,037,777
Royal Bank of Scotland Group	835,445	2,348,324
Sage Group	208,528	1,973,621
Schroders	19,978	970,838
Segro	198,804	3,009,936
Severn Trent	39,113	1,353,166
Smith & Nephew	157,531	3,404,885
Smiths Group	71,202	1,566,050
Spirax-Sarco Engineering	12,924	2,434,058
SSE	186,754	3,876,344
St James's Place	94,330	1,927,288
Standard Chartered	481,445	3,070,181
Standard Lifeerdeen	386,363	1,448,376
Taylor Wimpey	619,178	1,361,421
Tesco	1,315,549	4,057,242
Unilever	459,958	26,916,975
United Utilities Group	115,160	1,552,227
Vodafone Group	4,639,881	7,788,023
†Whitbread	36,026	1,555,841
Wm Morrison Supermarkets	393,433	1,342,630
WPP	215,337	2,901,905
		386,212,695
Total Common Stock (Cost $1,778,176,006)		2,954,819,933
	Number of Shares	Value (U.S. $)
PREFERRED STOCKS–0.61%
Germany–0.61%
Bayerische Motoren Werke	11,962	$ 1,075,143
Fuchs Petrolub	9,686	471,122
Henkel & Co.	32,190	3,398,594
Porsche Automobil Holding	28,687	3,073,651
Sartorius	4,606	2,397,627
Volkswagen 2.67%	32,883	8,234,904
Total Preferred Stocks (Cost $10,312,255)		18,651,041
RIGHTS–0.00%
Spain–0.00%
†ACS Actividades de Construccion y Servicios	46,862	65,568
Total Rights (Cost $70,933)		65,568

MONEY MARKET FUND–1.97%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 0.03%)	60,233,002	60,233,002
Total Money Market Fund (Cost $60,233,002)		60,233,002

TOTAL INVESTMENTS–99.26% (Cost $1,848,792,196)	3,033,769,544
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.74%	22,479,151
NET ASSETS APPLICABLE TO 270,857,777 SHARES OUTSTANDING–100.00%	$3,056,248,695
NET ASSET VALUE PER SHARE–LVIP SSGA INTERNATIONAL INDEX FUND STANDARD CLASS ($2,736,428,141 / 242,485,546 Shares)	$11.285
NET ASSET VALUE PER SHARE–LVIP SSGA INTERNATIONAL INDEX FUND SERVICE CLASS ($319,820,554 / 28,372,231 Shares)	$11.272
COMPONENTS OF NET ASSETS AT JUNE 30, 2021:
Shares of beneficial interest (unlimited authorization–no par)	$2,170,103,766
Distributable earnings/(accumulated loss)	886,144,929
TOTAL NET ASSETS	$3,056,248,695

Δ Securities have been classified by country of origin.
† Non-income producing.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements."
LVIP SSGA International Index Fund–13

LVIP SSGA International Index Fund
Statement of Net Assets (continued)
π Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At June 30, 2021, the aggregate value of restricted securities was $0, which represented 0.00% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

Restricted Securities
Investment	Date of Acquisition	Cost	Value
AZ. BGP Holdings	8/19/2009	$—	$—

★ Includes $5,460,048 cash collateral held at broker for futures contracts, $1,072,372 payable for fund shares redeemed, $340,392 other accrued expenses payable, $846,988 due to manager and affiliates and $681,773 variation margin due to broker on futures contracts as of June 30, 2021.

The following futures contracts were outstanding at June 30, 2021:
Futures Contract1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contract:
766	E-mini MSCI EAFE Index	$88,247,030	$90,478,296	9/17/21	$—	$(2,231,266)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2021.

Summary of Abbreviations:
ADR–American Depositary Receipt
EAFE–Europe Australasia Far East
HSBC–Hong Kong and Shanghai Banking Corporation
MSCI–Morgan Stanley Capital International
REIT–Real Estate Investment Trust
RSP–Risparmio Italian Savings Shares
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA International Index Fund–14

LVIP SSGA International Index Fund
Statement of Operations
Six Months Ended June 30, 2021 (unaudited)
INVESTMENT INCOME:
Dividends	$ 55,618,978
Foreign taxes withheld	(5,359,091)
50,259,887
EXPENSES:
Management fees	5,969,245
Index fees	472,409
Shareholder servicing fees	432,770
Distribution fees-Service Class	393,444
Accounting and administration expenses	252,494
Custodian fees	120,524
Professional fees	73,792
Trustees’ fees and expenses	33,034
Reports and statements to shareholders	27,350
Pricing fees	17,268
Consulting fees	1,987
Other	45,324
7,839,641
Less:
Management fees waived	(1,852,779)
Total operating expenses	5,986,862
NET INVESTMENT INCOME	44,273,025
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Investments	30,298,643
Foreign currencies	54,758
Futures contracts	6,490,769
Net realized gain	36,844,170
Net change in unrealized appreciation (depreciation) of:
Investments	172,845,014
Foreign currencies	(460,917)
Futures contracts	(2,221,599)
Net change in unrealized appreciation (depreciation)	170,162,498
NET REALIZED AND UNREALIZED GAIN	207,006,668
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$251,279,693
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA International Index Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/21 (unaudited)	Year Ended 12/31/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 44,273,025	$ 61,156,733
Net realized gain (loss)	36,844,170	(143,542,811)
Net change in unrealized appreciation (depreciation)	170,162,498	324,634,461
Net increase in net assets resulting from operations	251,279,693	242,248,383
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(60,133,269)
Service Class	—	(6,233,239)
	—	(66,366,508)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	113,501,660	590,483,055
Service Class	12,039,154	30,115,619
Reinvestment of dividends and distributions:
Standard Class	—	60,133,269
Service Class	—	6,233,239
	125,540,814	686,965,182
Cost of shares redeemed:
Standard Class	(273,888,542)	(1,018,504,375)
Service Class	(29,177,225)	(47,207,102)
	(303,065,767)	(1,065,711,477)
Decrease in net assets derived from capital share transactions	(177,524,953)	(378,746,295)
NET INCREASE (DECREASE) IN NET ASSETS	73,754,740	(202,864,420)
NET ASSETS:
Beginning of period	2,982,493,955	3,185,358,375
End of period	$3,056,248,695	$ 2,982,493,955
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA International Index Fund–15

LVIP SSGA International Index Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA International Index Fund Standard Class
	Six Months Ended 6/30/21[1] (unaudited)	Year Ended
		12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$ 10.374	$ 9.843	$ 8.305	$ 9.906	$ 8.152	$ 8.326
Income (loss) from investment operations:
Net investment income[2]	0.163	0.195	0.269	0.262	0.231	0.238
Net realized and unrealized gain (loss)	0.748	0.568	1.518	(1.609)	1.775	(0.154)
Total from investment operations	0.911	0.763	1.787	(1.347)	2.006	0.084
Less dividends and distributions from:
Net investment income	—	(0.232)	(0.249)	(0.254)	(0.252)	(0.258)
Total dividends and distributions	—	(0.232)	(0.249)	(0.254)	(0.252)	(0.258)
Net asset value, end of period	$ 11.285	$ 10.374	$ 9.843	$ 8.305	$ 9.906	$ 8.152
Total return[3]	8.78%	7.85%	21.58%	(13.70%)	24.69%	1.02%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,736,428	$2,671,741	$2,881,403	$2,218,690	$2,671,016	$2,049,699
Ratio of expenses to average net assets	0.37%	0.38%	0.38%	0.39%	0.40%	0.41%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.49%	0.50%	0.50%	0.51%	0.50%	0.49%
Ratio of net investment income to average net assets	3.01%	2.17%	2.90%	2.71%	2.49%	2.94%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.89%	2.05%	2.78%	2.59%	2.39%	2.86%
Portfolio turnover	1%	18%	8%	5%	8%	18%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA International Index Fund–16

LVIP SSGA International Index Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA International Index Fund Service Class
	Six Months Ended 6/30/21[1] (unaudited)	Year Ended
		12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$ 10.375	$ 9.846	$ 8.309	$ 9.908	$ 8.155	$ 8.330
Income (loss) from investment operations:
Net investment income[2]	0.149	0.173	0.246	0.237	0.207	0.218
Net realized and unrealized gain (loss)	0.748	0.565	1.515	(1.605)	1.775	(0.155)
Total from investment operations	0.897	0.738	1.761	(1.368)	1.982	0.063
Less dividends and distributions from:
Net investment income	—	(0.209)	(0.224)	(0.231)	(0.229)	(0.238)
Total dividends and distributions	—	(0.209)	(0.224)	(0.231)	(0.229)	(0.238)
Net asset value, end of period	$ 11.272	$ 10.375	$ 9.846	$ 8.309	$ 9.908	$ 8.155
Total return[3]	8.65%	7.58%	21.28%	(13.92%)	24.38%	0.76%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$319,821	$310,753	$303,955	$ 278,555	$314,070	$272,002
Ratio of expenses to average net assets	0.62%	0.63%	0.63%	0.64%	0.65%	0.66%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.74%	0.75%	0.75%	0.76%	0.75%	0.74%
Ratio of net investment income to average net assets	2.76%	1.92%	2.65%	2.46%	2.24%	2.69%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.64%	1.80%	2.53%	2.34%	2.14%	2.61%
Portfolio turnover	1%	18%	8%	5%	8%	18%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA International Index Fund–17

LVIP SSGA International Index Fund
Notes to Financial Statements
June 30, 2021 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 105 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP SSGA International Index Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”) and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek to approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2021 and for all open tax years (years ended December 31, 2017-December 31, 2020), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2021, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
LVIP SSGA International Index Fund–18

LVIP SSGA International Index Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2021.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.40% of the Fund's average daily net assets.   Effective April 1, 2021, LIAC has contractually agreed to waive a portion of its advisory fee as follows: 0.097% on the first $1 billion of the Fund’s average daily net assets and 0.145% of the Fund’s average daily net assets in excess of $1 billion.   The agreement will continue at least through April 30, 2022, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.   The management fee, net of waivers, is calculated daily and paid monthly.   Prior to April 1, 2021, the waiver amount was 0.87% on the first $1 billion of the Fund’s average daily net assets and 0.135% of the Fund’s average daily net assets in excess of $1 billion.
Effective April 1, 2021, LIAC has contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses exceed 0.39% of the Fund’s average daily net assets for the Standard Class and 0.64% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue through at least April 30, 2022, and cannot be terminated before that date without the mutual agreement of the Board and LIAC. Prior to April 1, 2021, LIAC had contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses were not to exceed 0.40% the Fund’s average daily net assets for the Standard Class and 0.65% for the Service Class.
LIAC retains the right to receive reimbursements of excess amounts waived or paid by LIAC under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LIAC and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. As of June 30, 2021, no expense reimbursements were subject to recoupment.
SSGA Funds Management, Inc. (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2021, costs for these administrative and legal services were as follows:
Administrative	$89,223
Legal	14,189
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
LVIP SSGA International Index Fund–19

LVIP SSGA International Index Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $10,753 for the six months ended June 30, 2021.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2021, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LIAC	$694,465
Distribution fees payable to LFD	67,279
Printing and mailing fees payable to Lincoln Life	10,753
Shareholder servicing fees payable to Lincoln Life	74,491
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2021, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$ 38,769,605
Sales	239,969,650
At June 30, 2021, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2021, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$1,848,792,196
Aggregate unrealized appreciation of investments and derivatives	$1,256,886,982
Aggregate unrealized depreciation of investments and derivatives	(71,909,634)
Net unrealized appreciation of investments and derivatives	$1,184,977,348
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2021.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
LVIP SSGA International Index Fund–20

LVIP SSGA International Index Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Australia	$ 211,494,114	$—	$—	$ 211,494,114
Austria	6,094,974	—	—	6,094,974
Belgium	26,348,847	—	—	26,348,847
Chile	1,319,972	—	—	1,319,972
China	823,262	—	—	823,262
Denmark	76,954,849	—	—	76,954,849
Finland	37,608,681	—	—	37,608,681
France	336,719,548	—	—	336,719,548
Germany	260,665,264	—	—	260,665,264
Greenland	5,515,823	—	—	5,515,823
Hong Kong	95,795,596	—	—	95,795,596
Ireland	21,013,637	—	—	21,013,637
Isle Of Man	2,472,572	—	—	2,472,572
Israel	18,015,531	—	—	18,015,531
Italy	65,040,510	—	—	65,040,510
Japan	686,423,544	—	—	686,423,544
Luxembourg	2,682,198	—	—	2,682,198
Malta	—	—	—*	—
Netherlands	163,787,048	—	—	163,787,048
New Zealand	9,663,311	—	—	9,663,311
Norway	19,100,927	—	—	19,100,927
Poland	705,421	—	—	705,421
Portugal	4,490,092	—	—	4,490,092
Singapore	32,135,300	—	—	32,135,300
Spain	74,981,214	—	—	74,981,214
Sweden	108,878,655	—	—	108,878,655
Switzerland	299,876,348	—	—	299,876,348
United Kingdom	386,212,695	—	—	386,212,695
Preferred Stocks	18,651,041	—	—	18,651,041
Rights	65,568	—	—	65,568
Money Market Fund	60,233,002	—	—	60,233,002
Total Investments	$3,033,769,544	$—	$—	$3,033,769,544
Derivatives:

Liabilities:
Futures Contract	$(2,231,266)	$—	$—	$(2,231,266)

LVIP SSGA International Index Fund–21

LVIP SSGA International Index Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
*	Includes securities that have been valued at zero on the "Statement of Net Assets" that are considered to be Level 3 investments in this table.
During the six months ended June 30, 2021, there were no material transfers to or from Level 3 investments.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/21	12/31/20
Shares sold:
Standard Class	10,221,669	69,857,258
Service Class	1,093,167	3,581,504
Shares reinvested:
Standard Class	—	6,015,994
Service Class	—	624,190
	11,314,836	80,078,946
Shares redeemed:
Standard Class	(25,279,082)	(111,073,408)
Service Class	(2,672,376)	(5,124,099)
	(27,951,458)	(116,197,507)
Net decrease	(16,636,622)	(36,118,561)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $300,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. In addition, certain Participants, including the Fund, is subject to an up-front fee of 0.10% of the sum of commitments. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 16, 2022.
The Fund had no amounts outstanding as of June 30, 2021, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. The Fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity and minimizing costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2021, the Fund used futures contracts to facilitate investments in portfolio securities; to reduce transaction costs and as a cash management tool.
LVIP SSGA International Index Fund–22

LVIP SSGA International Index Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
Fair values of derivative instruments as of June 30, 2021 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$—	Receivables and other assets net of liabilities	$(2,231,266)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2021 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$6,490,769	$(2,221,599)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2021.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$61,433,354	$—
In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.
At June 30, 2021, the Fund had no assets and liabilities subject to offsetting provisions.
7. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.
LVIP SSGA International Index Fund–23

LVIP SSGA International Index Fund
Notes to Financial Statements (continued)
 7. Risk Factors (continued)
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities.   Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP SSGA International Index Fund–24

LVIP SSGA International Index Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 8-9, 2021, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2020 through December 31, 2020. During the period covered by the report, there was one liquidity event due to an extended Taiwanese foreign holiday in February 2020 that caused the LVIP SSGA Emerging Markets Equity Index Fund to classify its Taiwanese securities as illiquid for one day, which caused the Fund to exceed the 15% limit on illiquid securities on that day. The LVIP SSGA Emerging Markets Equity Index Fund was under the 15% limitation the following business day, and there was no impact on the Fund ability to timely meet redemptions. There were no additional liquidity events that impacted the Fund or its respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP SSGA International Index Fund–25

LVIP SSGA International Managed Volatility Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2021

LVIP SSGA International Managed Volatility Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP SSGA International Managed Volatility Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2021 to June 30, 2021
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021 to June 30, 2021.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers and reimbursements in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/21	Ending Account Value 6/30/21	Annualized Expense Ratio	Expenses Paid During Period 1/1/21 to 6/30/21*
Actual
Standard Class Shares	$1,000.00	$1,086.60	0.25%	$1.29
Service Class Shares	1,000.00	1,085.20	0.50%	2.59
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.50	0.25%	$1.25
Service Class Shares	1,000.00	1,022.30	0.50%	2.51

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
The Fund operates under a fund of funds structure. The Fund invests substantially all of its assets in other investment companies, including exchange-traded funds (collectively, the “Underlying Funds”). In addition to the Fund's expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in each table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

LVIP SSGA International Managed Volatility Fund–1

LVIP SSGA International Managed Volatility Fund
Security Type/Sector Allocation (unaudited)
As of June 30, 2021
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Affiliated Investment	95.12%
Investment Company	95.12%
International Equity Fund	95.12%
Unaffiliated Investment	4.55%
Investment Company	4.55%
Money Market Fund	4.55%
Total Investments	99.67%
Receivables and Other Assets Net of Liabilities	0.33%
Total Net Assets	100.00%
LVIP SSGA International Managed Volatility Fund–2

LVIP SSGA International Managed Volatility Fund
Schedule of Investments
June 30, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–95.12%
INVESTMENT COMPANY–95.12%
International Equity Fund–95.12%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA International Index Fund	33,118,207	$ 373,738,971
Total Affiliated Investment (Cost $268,682,655)		373,738,971
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT–4.55%
INVESTMENT COMPANY–4.55%
Money Market Fund–4.55%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.03%)	17,882,064	$ 17,882,064
Total Unaffiliated Investment (Cost $17,882,064)		17,882,064

TOTAL INVESTMENTS–99.67% (Cost $286,564,719)	391,621,035
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.33%	1,295,549
NET ASSETS APPLICABLE TO 37,560,681 SHARES OUTSTANDING–100.00%	$392,916,584

✧✧ Standard Class shares.

The following futures contracts were outstanding at June 30, 2021:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
57	British Pound	$4,918,031	$5,036,182	9/13/21	$ —	$(118,151)
55	Euro	8,157,187	8,380,395	9/13/21	—	(223,208)
52	Japanese Yen	5,854,550	5,941,982	9/13/21	—	(87,432)
					—	(428,791)
Equity Contracts:
2	E-mini S&P 500 Index	428,860	420,909	9/17/21	7,951	—
1	E-mini S&P MidCap 400 Index	269,240	272,557	9/17/21	—	(3,317)
168	Euro STOXX 50 Index	8,078,800	8,185,018	9/17/21	—	(106,218)
51	FTSE 100 Index	4,924,624	4,977,113	9/17/21	—	(52,489)
22	Nikkei 225 Index (OSE)	5,699,267	5,757,637	9/9/21	—	(58,370)
					7,951	(220,394)
Total Futures Contracts					$7,951	$(649,185)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2021. Only current day variation margin is reported on the Statement of Assets and Liabilities.

Summary of Abbreviations:
FTSE–Financial Times Stock Exchange
OSE–Osaka Securities Exchange
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA International Managed Volatility Fund–3

LVIP SSGA International Managed Volatility Fund
Statement of Assets and Liabilities
June 30, 2021 (unaudited)
ASSETS:
Affiliated investments, at value	$373,738,971
Unaffiliated investments, at value	17,882,064
Cash collateral held at broker for futures contracts	1,713,802
Receivable for securities sold	155,974
Expense reimbursement receivable from Lincoln Investment Advisors Corporation	6,521
Prepaid expenses	1,774
Receivable for fund shares sold	1,644
Dividends and interest receivable	375
TOTAL ASSETS	393,501,125
LIABILITIES:
Payable for fund shares redeemed	205,991
Variation margin due to broker on futures contracts	170,278
Due to manager and affiliates	162,727
Other accrued expenses payable	45,545
TOTAL LIABILITIES	584,541
TOTAL NET ASSETS	$392,916,584
Affiliated investments, at cost	$268,682,655
Unaffiliated investments, at cost	17,882,064
Standard Class:
Net Assets	$ 25,953,104
Shares Outstanding	2,479,384
Net Asset Value Per Share	$ 10.468
Service Class:
Net Assets	$366,963,480
Shares Outstanding	35,081,297
Net Asset Value Per Share	$ 10.460
COMPONENTS OF NET ASSETS AT JUNE 30, 2021:
Shares of beneficial interest (unlimited authorization–no par)	$307,895,147
Distributable earnings/(accumulated loss)	85,021,437
TOTAL NET ASSETS	$392,916,584
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA International Managed Volatility Fund–4

LVIP SSGA International Managed Volatility Fund
Statement of Operations
Six Months Ended June 30, 2021 (unaudited)
INVESTMENT INCOME:
Dividends from unaffiliated investments	$ 705
EXPENSES:
Distribution fees-Service Class	457,360
Management fees	449,504
Shareholder servicing fees	56,677
Accounting and administration expenses	45,364
Professional fees	17,209
Custodian fees	5,071
Trustees’ fees and expenses	4,298
Reports and statements to shareholders	4,062
Consulting fees	1,554
Pricing fees	279
Other	3,468
1,044,846
Less:
Management fees waived	(9,772)
Expenses reimbursed	(98,894)
Total operating expenses	936,180
NET INVESTMENT LOSS	(935,475)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Sale of affiliated investments	6,734,596
Sale of unaffiliated investments	108,888
Futures contracts	2,681,381
Net realized gain	9,524,865
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	24,774,173
Foreign currencies	(2,258)
Futures contracts	(1,142,278)
Net change in unrealized appreciation (depreciation)	23,629,637
NET REALIZED AND UNREALIZED GAIN	33,154,502
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$32,219,027
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA International Managed Volatility Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/21 (unaudited)	Year Ended 12/31/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ (935,475)	$ 6,584,354
Net realized gain (loss)	9,524,865	(24,889,126)
Net change in unrealized appreciation (depreciation)	23,629,637	17,791,073
Net increase (decrease) in net assets resulting from operations	32,219,027	(513,699)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(427,187)
Service Class	—	(5,731,745)
	—	(6,158,932)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	922,172	3,334,625
Service Class	3,836,580	38,465,267
Reinvestment of dividends and distributions:
Standard Class	—	427,187
Service Class	—	5,731,745
	4,758,752	47,958,824
Cost of shares redeemed:
Standard Class	(1,025,043)	(1,773,045)
Service Class	(34,057,693)	(46,269,294)
	(35,082,736)	(48,042,339)
Decrease in net assets derived from capital share transactions	(30,323,984)	(83,515)
NET INCREASE (DECREASE) IN NET ASSETS	1,895,043	(6,756,146)
NET ASSETS:
Beginning of period	391,021,541	397,777,687
End of period	$392,916,584	$391,021,541
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA International Managed Volatility Fund–5

LVIP SSGA International Managed Volatility Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA International Managed Volatility Fund Standard Class
	Six Months Ended 6/30/21[1] (unaudited)	Year Ended
		12/31/20 [2]	12/31/19	12/31/18	12/31/17	12/31/16 [3]
Net asset value, beginning of period	$ 9.634	$ 9.905	$ 8.555	$ 9.996	$ 8.217	$ 8.611
Income (loss) from investment operations:
Net investment income (loss)[4]	(0.012)	0.180	0.210	0.230	0.213	0.218
Net realized and unrealized gain (loss)	0.846	(0.276)	1.396	(1.450)	1.781	(0.529)
Total from investment operations	0.834	(0.096)	1.606	(1.220)	1.994	(0.311)
Less dividends and distributions from:
Net investment income	—	(0.175)	(0.232)	(0.221)	(0.215)	(0.083)
Net realized gain	—	—	(0.024)	—	—	—
Total dividends and distributions	—	(0.175)	(0.256)	(0.221)	(0.215)	(0.083)
Net asset value, end of period	$ 10.468	$ 9.634	$ 9.905	$ 8.555	$ 9.996	$ 8.217
Total return[5]	8.66%	(0.97%)	18.79%	(12.20%)	24.27%	(3.60%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 25,953	$ 23,989	$ 22,371	$ 18,999	$ 21,319	$ 17,459
Ratio of expenses to average net assets[6]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.31%	0.32%	0.49%	0.83%	0.82%	0.84%
Ratio of net investment income (loss) to average net assets	(0.25%) [7]	2.07%	2.25%	2.36%	2.28%	2.64%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.31%) [7]	2.00%	2.01%	1.78%	1.71%	2.05%
Portfolio turnover	0%	10%	4%	6%	8%	10%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.
[3]	Effective May 1, 2016, SSGA Funds Management, Inc. was responsible for the day-to-day management of the Fund’s volatility management overlay, replacing Lincoln Investment Advisors Corporation.
[4]	The average shares outstanding method has been applied for per share information.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[7]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA International Managed Volatility Fund–6

LVIP SSGA International Managed Volatility Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA International Managed Volatility Fund Service Class
	Six Months Ended 6/30/21[1] (unaudited)	Year Ended
		12/31/20 [2]	12/31/19	12/31/18	12/31/17	12/31/16 [3]
Net asset value, beginning of period	$ 9.639	$ 9.912	$ 8.562	$ 10.001	$ 8.223	$ 8.613
Income (loss) from investment operations:
Net investment income (loss)[4]	(0.025)	0.158	0.186	0.205	0.189	0.197
Net realized and unrealized gain (loss)	0.846	(0.279)	1.395	(1.447)	1.781	(0.526)
Total from investment operations	0.821	(0.121)	1.581	(1.242)	1.970	(0.329)
Less dividends and distributions from:
Net investment income	—	(0.152)	(0.207)	(0.197)	(0.192)	(0.061)
Net realized gain	—	—	(0.024)	—	—	—
Total dividends and distributions	—	(0.152)	(0.231)	(0.197)	(0.192)	(0.061)
Net asset value, end of period	$ 10.460	$ 9.639	$ 9.912	$ 8.562	$ 10.001	$ 8.223
Total return[5]	8.52%	(1.22%)	18.49%	(12.42%)	23.95%	(3.81%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$366,963	$367,033	$375,406	$ 356,584	$407,354	$359,937
Ratio of expenses to average net assets[6]	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.56%	0.57%	0.74%	1.08%	1.07%	1.09%
Ratio of net investment income (loss) to average net assets	(0.50%) [7]	1.82%	2.00%	2.11%	2.03%	2.39%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.56%) [7]	1.75%	1.76%	1.53%	1.46%	1.80%
Portfolio turnover	0%	10%	4%	6%	8%	10%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.
[3]	Effective May 1, 2016, SSGA Funds Management, Inc. was responsible for the day-to-day management of the Fund’s volatility management overlay, replacing Lincoln Investment Advisors Corporation.
[4]	The average shares outstanding method has been applied for per share information.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[7]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA International Managed Volatility Fund–7

LVIP SSGA International Managed Volatility Fund
Notes to Financial Statements
June 30, 2021 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 105 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP SSGA International Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, primarily the LVIP SSGA International Index Fund (collectively, the “Underlying Funds”). The Fund is advised by Lincoln Investment Advisors Corporation (“LIAC”). The LVIP SSGA International Index Fund, which is subadvised by an unaffiliated sub-adviser, invests primarily in the securities of companies located in developed countries outside of the United States. In addition to investment company investments, the Fund may invest in individual securities, such as money market instruments, and employs an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility. Financial statements for the Underlying Funds can be found at www.sec.gov.
The Fund’s investment objective is to seek capital appreciation.
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation –The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2021 and for all open tax years (years ended December 31, 2017-December 31, 2020), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During six months ended June 30, 2021, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
LVIP SSGA International Managed Volatility Fund–8

LVIP SSGA International Managed Volatility Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.
 The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
LIAC is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.23% of the Fund's average daily net assets.   LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.005% of the Fund's average daily net assets.   This agreement will continue at least through April 30, 2022, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LIAC.   The management fee, net of waivers, is calculated daily and paid monthly. The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LIAC).
LIAC has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.245% of the Fund’s average daily net assets for the Standard Class and 0.495% for the Service Class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through April 30, 2022, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.
LIAC retains the right to receive reimbursements of excess amounts waived or paid by LIAC under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LIAC and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2021, LIAC has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2022	2023	Total
LIAC	$ 168,736	$ 240,700	$ 409,436
Schroder Investment Management North America Inc. (“Sub-Adviser”) and Schroder Investment Management North America Limited (“Sub-Sub-Adviser”) are responsible for managing the Fund's volatility management overlay. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets. The Sub-Adviser pays the Sub-Sub-Adviser directly for services performed.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2021, costs for these administrative and legal services were as follows:
Administrative	$11,722
Legal	1,864
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $1,421 for the six months ended June 30, 2021.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
LVIP SSGA International Managed Volatility Fund–9

LVIP SSGA International Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At June 30, 2021, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LIAC	$ 6,521
Management fees payable to LIAC	74,438
Distribution fees payable to LFD	77,274
Printing and mailing fees payable to Lincoln Life	1,421
Shareholder servicing fees payable to Lincoln Life	9,594
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the six months ended June 30, 2021, were as follows:
	Value 12/31/20	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/21	Number of Shares 06/30/21	Dividends	Capital Gain Distributions
INVESTMENT COMPANY-95.12%@
International Equity Fund-95.12%@
✧✧LVIP SSGA International Index Fund	$371,782,743	$707,975	$30,260,516	$6,734,596	$24,774,173	$373,738,971	33,118,207	$—	$—

@ As a percentage of Net Assets as of June 30, 2021.
✧✧ Standard Class shares.
3. Investments
For the six months ended June 30, 2021, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$ 707,975
Sales	30,260,516
At June 30, 2021, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2021, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$286,564,719
Aggregate unrealized appreciation of investments and derivatives	$105,056,316
Aggregate unrealized depreciation of investments and derivatives	—
Net unrealized appreciation of investments and derivatives	$105,056,316
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Assets and Liabilities are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2021.
LVIP SSGA International Managed Volatility Fund–10

LVIP SSGA International Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Company	$373,738,971	$—	$—	$373,738,971
Unaffiliated Investment Company	17,882,064	—	—	17,882,064
Total Investments	$391,621,035	$—	$—	$391,621,035
Derivatives:
Assets:
Futures Contract	$ 7,951	$—	$—	$ 7,951
Liabilities:
Futures Contracts	$ (649,185)	$—	$—	$ (649,185)
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/21	12/31/20
Shares sold:
Standard Class	90,454	400,783
Service Class	375,381	4,841,024
Shares reinvested:
Standard Class	—	44,288
Service Class	—	594,446
	465,835	5,880,541
Shares redeemed:
Standard Class	(101,098)	(213,664)
Service Class	(3,370,524)	(5,231,135)
	(3,471,622)	(5,444,799)
Net increase (decrease)	(3,005,787)	435,742
LVIP SSGA International Managed Volatility Fund–11

LVIP SSGA International Managed Volatility Fund
Notes to Financial Statements (continued)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $300,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. In addition, certain Participants, including the Fund, is subject to an up-front fee of 0.10% of the sum of commitments. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 16, 2022.
The Fund had no amounts outstanding as of June 30, 2021, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2021, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool and to hedge currency risks associated with the Fund's investments.
Fair values of derivative instruments as of June 30, 2021 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Equity contracts)*	Variation margin due to broker on futures contracts	$7,951	Variation margin due to broker on futures contracts	$(220,394)
Futures contracts (Currency contracts)*	Variation margin due to broker on futures contracts	—	Variation margin due to broker on futures contracts	(428,791)
Total		$7,951		$(649,185)

*	Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2021. Only current day variation margin is reported on the Statement of Assets and Liabilities.
LVIP SSGA International Managed Volatility Fund–12

LVIP SSGA International Managed Volatility Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2021 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$2,305,291	$ (509,534)
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	376,090	(632,744)
Total		$2,681,381	$(1,142,278)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2021.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$38,303,970	$—
7. Risk Factors
Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP SSGA International Managed Volatility Fund–13

LVIP SSGA International Managed Volatility Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 8-9, 2021, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2020 through December 31, 2020. During the period covered by the report, there was one liquidity event due to an extended Taiwanese foreign holiday in February 2020 that caused the LVIP SSGA Emerging Markets Equity Index Fund to classify its Taiwanese securities as illiquid for one day, which caused the Fund to exceed the 15% limit on illiquid securities on that day. The LVIP SSGA Emerging Markets Equity Index Fund was under the 15% limitation the following business day, and there was no impact on the Fund ability to timely meet redemptions. There were no additional liquidity events that impacted the Fund or its respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP SSGA International Managed Volatility Fund–14

LVIP SSGA Large Cap Managed Volatility Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2021

LVIP SSGA Large Cap Managed Volatility Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP SSGA Large Cap Managed Volatility Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2021 to June 30, 2021
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021 to June 30, 2021.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers and reimbursements in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/21	Ending Account Value 6/30/21	Annualized Expense Ratio	Expenses Paid During Period 1/1/21 to 6/30/21*
Actual
Standard Class Shares	$1,000.00	$1,149.80	0.25%	$1.33
Service Class Shares	1,000.00	1,148.40	0.50%	2.66
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.50	0.25%	$1.25
Service Class Shares	1,000.00	1,022.30	0.50%	2.51

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
The Fund operates under a fund of funds structure. The Fund invests substantially all of its assets in other investment companies, including exchange-traded funds (collectively, the “Underlying Funds”). In addition to the Fund's expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in each table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

LVIP SSGA Large Cap Managed Volatility Fund–1

LVIP SSGA Large Cap Managed Volatility Fund
Security Type/Sector Allocation (unaudited)
As of June 30, 2021
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Affiliated Investment	95.28%
Investment Company	95.28%
Equity Fund	95.28%
Unaffiliated Investment	4.52%
Investment Company	4.52%
Money Market Fund	4.52%
Total Investments	99.80%
Receivables and Other Assets Net of Liabilities	0.20%
Total Net Assets	100.00%
LVIP SSGA Large Cap Managed Volatility Fund–2

LVIP SSGA Large Cap Managed Volatility Fund
Schedule of Investments
June 30, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–95.28%
INVESTMENT COMPANY–95.28%
Equity Fund–95.28%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA S&P 500 Index Fund	31,412,211	$ 871,123,448
Total Affiliated Investment (Cost $499,228,163)		871,123,448
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT–4.52%
INVESTMENT COMPANY–4.52%
Money Market Fund–4.52%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.03%)	41,315,223	$ 41,315,223
Total Unaffiliated Investment (Cost $41,315,223)		41,315,223

TOTAL INVESTMENTS–99.80% (Cost $540,543,386)	912,438,671
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.20%	1,873,258
NET ASSETS APPLICABLE TO 48,849,775 SHARES OUTSTANDING–100.00%	$914,311,929

✧✧ Standard Class shares.

The following futures contracts were outstanding at June 30, 2021:
Futures Contract1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contract:
203	E-mini S&P 500 Index	$43,529,290	$42,722,306	9/17/21	$806,984	$—
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2021. Only current day variation margin is reported on the Statement of Assets and Liabilities.

Summary of Abbreviations:
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Large Cap Managed Volatility Fund–3

LVIP SSGA Large Cap Managed Volatility Fund
Statement of Assets and Liabilities
June 30, 2021 (unaudited)
ASSETS:
Affiliated investments, at value	$871,123,448
Unaffiliated investments, at value	41,315,223
Cash collateral held at broker for futures contracts	2,456,300
Receivable for securities sold	385,582
Variation margin due from broker on futures contracts	66,991
Expense reimbursement receivable from Lincoln Investment Advisors Corporation	16,816
Prepaid expenses	3,899
Dividends and interest receivable	844
TOTAL ASSETS	915,369,103
LIABILITIES:
Payable for fund shares redeemed	642,251
Due to manager and affiliates	378,773
Other accrued expenses payable	36,150
TOTAL LIABILITIES	1,057,174
TOTAL NET ASSETS	$914,311,929
Affiliated investments, at cost	$499,228,163
Unaffiliated investments, at cost	41,315,223
Standard Class:
Net Assets	$ 22,784
Shares Outstanding	1,214
Net Asset Value Per Share	$ 18.770
Service Class:
Net Assets	$914,289,145
Shares Outstanding	48,848,561
Net Asset Value Per Share	$ 18.717
COMPONENTS OF NET ASSETS AT JUNE 30, 2021:
Shares of beneficial interest (unlimited authorization–no par)	$599,204,690
Distributable earnings/(accumulated loss)	315,107,239
TOTAL NET ASSETS	$914,311,929
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Large Cap Managed Volatility Fund–4

LVIP SSGA Large Cap Managed Volatility Fund
Statement of Operations
Six Months Ended June 30, 2021 (unaudited)
INVESTMENT INCOME:
Dividends from unaffiliated investments	$ 4,152
EXPENSES:
Distribution fees-Service Class	1,091,852
Management fees	1,004,528
Shareholder servicing fees	126,658
Accounting and administration expenses	61,913
Professional fees	19,132
Trustees’ fees and expenses	9,383
Reports and statements to shareholders	8,292
Custodian fees	3,006
Consulting fees	1,690
Pricing fees	96
Other	7,523
2,334,073
Less:
Management fees waived	(21,838)
Expenses reimbursed	(150,343)
Total operating expenses	2,161,892
NET INVESTMENT LOSS	(2,157,740)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Sale of affiliated investments	8,787,666
Futures contracts	5,925,222
Net realized gain	14,712,888
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	109,482,355
Futures contracts	(89,307)
Net change in unrealized appreciation (depreciation)	109,393,048
NET REALIZED AND UNREALIZED GAIN	124,105,936
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$121,948,196
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Large Cap Managed Volatility Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/21 (unaudited)	Year Ended 12/31/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ (2,157,740)	$ 7,762,946
Net realized gain (loss)	14,712,888	(111,692)
Net change in unrealized appreciation (depreciation)	109,393,048	106,706,187
Net increase in net assets resulting from operations	121,948,196	114,357,441
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(892)
Service Class	—	(36,569,253)
	—	(36,570,145)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Service Class	18,889,795	63,026,059
Reinvestment of dividends and distributions:
Standard Class	—	892
Service Class	—	36,569,253
	18,889,795	99,596,204
Cost of shares redeemed:
Service Class	(62,737,422)	(86,708,588)
	(62,737,422)	(86,708,588)
Increase (decrease) in net assets derived from capital share transactions	(43,847,627)	12,887,616
NET INCREASE IN NET ASSETS	78,100,569	90,674,912
NET ASSETS:
Beginning of period	836,211,360	745,536,448
End of period	$914,311,929	$836,211,360
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Large Cap Managed Volatility Fund–5

LVIP SSGA Large Cap Managed Volatility Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Large Cap Managed Volatility Fund Standard Class
	Six Months Ended 6/30/21[1] (unaudited)	Year Ended
		12/31/20 [2]	12/31/19	12/31/18	12/31/17	12/31/16 [3]
Net asset value, beginning of period	$ 16.325	$ 14.814	$ 12.851	$ 13.798	$ 11.584	$ 10.890
Income (loss) from investment operations:
Net investment income (loss)[4]	(0.020)	0.192	0.219	0.260	0.223	0.217
Net realized and unrealized gain (loss)	2.465	2.082	2.465	(0.895)	2.221	0.677
Total from investment operations	2.445	2.274	2.684	(0.635)	2.444	0.894
Less dividends and distributions from:
Net investment income	—	(0.288)	(0.210)	(0.230)	(0.230)	(0.200)
Net realized gain	—	(0.475)	(0.511)	(0.082)	—	—
Total dividends and distributions	—	(0.763)	(0.721)	(0.312)	(0.230)	(0.200)
Net asset value, end of period	$ 18.770	$ 16.325	$ 14.814	$ 12.851	$ 13.798	$ 11.584
Total return[5]	14.98%	15.78%	21.19%	(4.66%)	21.09%	8.20%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 23	$ 20	$ 17	$ 14	$ 53	$ 46
Ratio of expenses to average net assets[6]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.28%	0.29%	0.43%	0.76%	0.76%	0.77%
Ratio of net investment income (loss) to average net assets	(0.25%) [7]	1.29%	1.57%	1.85%	1.75%	1.95%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.28%) [7]	1.25%	1.39%	1.34%	1.24%	1.43%
Portfolio turnover	1%	10%	8%	4%	5%	6%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.
[3]	Effective May 1, 2016, SSGA Funds Management, Inc. was responsible for the day-to-day management of the Fund’s volatility management overlay, replacing Lincoln Investment Advisors Corporation.
[4]	The average shares outstanding method has been applied for per share information.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[7]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Large Cap Managed Volatility Fund–6

LVIP SSGA Large Cap Managed Volatility Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Large Cap Managed Volatility Fund Service Class
	Six Months Ended 6/30/21[1] (unaudited)	Year Ended
		12/31/20 [2]	12/31/19	12/31/18	12/31/17	12/31/16 [3]
Net asset value, beginning of period	$ 16.299	$ 14.796	$ 12.844	$ 13.792	$ 11.582	$ 10.890
Income (loss) from investment operations:
Net investment income (loss)[4]	(0.043)	0.153	0.184	0.224	0.192	0.189
Net realized and unrealized gain (loss)	2.461	2.076	2.456	(0.890)	2.217	0.675
Total from investment operations	2.418	2.229	2.640	(0.666)	2.409	0.864
Less dividends and distributions from:
Net investment income	—	(0.251)	(0.177)	(0.200)	(0.199)	(0.172)
Net realized gain	—	(0.475)	(0.511)	(0.082)	—	—
Total dividends and distributions	—	(0.726)	(0.688)	(0.282)	(0.199)	(0.172)
Net asset value, end of period	$ 18.717	$ 16.299	$ 14.796	$ 12.844	$ 13.792	$ 11.582
Total return[5]	14.84%	15.49%	20.86%	(4.88%)	20.79%	7.93%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$914,289	$836,192	$745,519	$534,125	$404,167	$287,777
Ratio of expenses to average net assets[6]	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.53%	0.54%	0.68%	1.01%	1.01%	1.02%
Ratio of net investment income (loss) to average net assets	(0.50%) [7]	1.04%	1.32%	1.60%	1.50%	1.70%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.53%) [7]	1.00%	1.14%	1.09%	0.99%	1.18%
Portfolio turnover	1%	10%	8%	4%	5%	6%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.
[3]	Effective May 1, 2016, SSGA Funds Management, Inc. was responsible for the day-to-day management of the Fund’s volatility management overlay, replacing Lincoln Investment Advisors Corporation.
[4]	The average shares outstanding method has been applied for per share information.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[7]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Large Cap Managed Volatility Fund–7

LVIP SSGA Large Cap Managed Volatility Fund
Notes to Financial Statements
June 30, 2021 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 105 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP SSGA Large Cap Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund operates under a fund of funds structure and invests substantially all of its assets in other open-end investment companies, primarily the LVIP SSGA S&P 500 Index Fund (collectively, “the Underlying Funds”). The Fund is advised by Lincoln Investment Advisors Corporation (“LIAC”). The LVIP SSGA S&P 500 Index Fund, which is sub-advised by an unaffiliated adviser, invests primarily in stocks that make up the S&P 500 Index and money market instruments. In addition to investment company investments, the Fund may invest in individual securities, such as money market instruments, and employs an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility. Financial statements for the Underlying Funds can be found at www.sec.gov.
The Fund’s investment objective is to seek capital appreciation.
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation –The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2021 and for all open tax years (years ended December 31, 2017-December 31, 2020), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During six months ended June 30, 2021, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.
 The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
LIAC is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.23% of the Fund's average daily net assets.   LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.005% of the Fund's average
LVIP SSGA Large Cap Managed Volatility Fund–8

LVIP SSGA Large Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
daily net assets.   This agreement will continue at least through April 30, 2022, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LIAC.   The management fee, net of waivers, is calculated daily and paid monthly.
 The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LIAC).
LIAC has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.245% of the Fund’s average daily net assets for the Standard Class and 0.495% for the Service Class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through April 30, 2022, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.
LIAC retains the right to receive reimbursements of excess amounts waived or paid by LIAC under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LIAC and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2021, LIAC has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2022	2023	Total
LIAC	$ 192,205	$ 317,361	$ 509,566
Schroder Investment Management North America Inc. (“Sub-Adviser”) and Schroder Investment Management North America Limited (“Sub-Sub-Adviser”) are responsible for managing the Fund's volatility management overlay. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets. The Sub-Adviser pays the Sub-Sub-Adviser directly for services performed.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2021, costs for these administrative and legal services were as follows:
Administrative	$25,927
Legal	4,123
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $3,248 for the six months ended June 30, 2021.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At June 30, 2021, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LIAC	$ 16,816
Management fees payable to LIAC	167,647
Distribution fees payable to LFD	186,270
Printing and mailing fees payable to Lincoln Life	3,248
Shareholder servicing fees payable to Lincoln Life	21,608
LVIP SSGA Large Cap Managed Volatility Fund–9

LVIP SSGA Large Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the six months ended June 30, 2021, were as follows:
	Value 12/31/20	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/21	Number of Shares 06/30/21	Dividends	Capital Gain Distributions
INVESTMENT COMPANY-95.28%@
Equity Fund-95.28%@
✧✧LVIP SSGA S&P 500 Index Fund	$795,788,203	$7,585,723	$50,520,499	$8,787,666	$109,482,355	$871,123,448	31,412,211	$—	$—

@ As a percentage of Net Assets as of June 30, 2021.
✧✧ Standard Class shares.
3. Investments
For the six months ended June 30, 2021, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$ 7,585,723
Sales	50,520,499
At June 30, 2021, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2021, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$540,543,386
Aggregate unrealized appreciation of investments and derivatives	$372,702,269
Aggregate unrealized depreciation of investments and derivatives	—
Net unrealized appreciation of investments and derivatives	$372,702,269
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Assets and Liabilities are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2021.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
LVIP SSGA Large Cap Managed Volatility Fund–10

LVIP SSGA Large Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Company	$871,123,448	$—	$—	$871,123,448
Unaffiliated Investment Company	41,315,223	—	—	41,315,223
Total Investments	$912,438,671	$—	$—	$912,438,671
Derivatives:
Assets:
Futures Contract	$ 806,984	$—	$—	$ 806,984
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/21	12/31/20
Shares sold:
Standard Class	—	—
Service Class	1,100,385	4,350,776
Shares reinvested:
Standard Class	—	59
Service Class	—	2,413,463
	1,100,385	6,764,298
Shares redeemed:
Standard Class	—	—
Service Class	(3,556,364)	(5,846,071)
	(3,556,364)	(5,846,071)
Net increase (decrease)	(2,455,979)	918,227
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $300,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. In addition, certain Participants, including the Fund, is subject to an up-front fee of 0.10% of the sum of commitments. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 16, 2022.
The Fund had no amounts outstanding as of June 30, 2021, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in
LVIP SSGA Large Cap Managed Volatility Fund–11

LVIP SSGA Large Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2021, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions and as a cash management tool.
Fair values of derivative instruments as of June 30, 2021 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Equity contracts)*	Variation margin due from broker on futures contracts	$806,984	Variation margin due from broker on futures contracts	$—

*	Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2021. Only variation margin is reported on the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2021 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$5,925,222	$(89,307)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2021.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$41,643,596	$—
7. Risk Factors
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
LVIP SSGA Large Cap Managed Volatility Fund–12

LVIP SSGA Large Cap Managed Volatility Fund
Notes to Financial Statements (continued)
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP SSGA Large Cap Managed Volatility Fund–13

LVIP SSGA Large Cap Managed Volatility Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 8-9, 2021, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2020 through December 31, 2020. During the period covered by the report, there was one liquidity event due to an extended Taiwanese foreign holiday in February 2020 that caused the LVIP SSGA Emerging Markets Equity Index Fund to classify its Taiwanese securities as illiquid for one day, which caused the Fund to exceed the 15% limit on illiquid securities on that day. The LVIP SSGA Emerging Markets Equity Index Fund was under the 15% limitation the following business day, and there was no impact on the Fund ability to timely meet redemptions. There were no additional liquidity events that impacted the Fund or its respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP SSGA Large Cap Managed Volatility Fund–14

LVIP SSGA Mid-Cap Index Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2021

LVIP SSGA Mid-Cap Index Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP SSGA Mid-Cap Index Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2021 to June 30, 2021
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021 to June 30, 2021.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/21	Ending Account Value 6/30/21	Annualized Expense Ratio	Expenses Paid During Period 1/1/21 to 6/30/21*
Actual
Standard Class Shares	$1,000.00	$1,174.10	0.35%	$1.89
Service Class Shares	1,000.00	1,172.60	0.60%	3.23
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.10	0.35%	$1.76
Service Class Shares	1,000.00	1,021.80	0.60%	3.01

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP SSGA Mid-Cap Index Fund–1

LVIP SSGA Mid-Cap Index Fund
Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)
As of June 30, 2021
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Common Stock	98.73%
Aerospace & Defense	1.06%
Air Freight & Logistics	0.60%
Airlines	0.22%
Auto Components	1.68%
Automobiles	0.56%
Banks	6.80%
Beverages	0.40%
Biotechnology	1.79%
Building Products	2.01%
Capital Markets	2.57%
Chemicals	2.62%
Commercial Services & Supplies	1.79%
Communications Equipment	0.86%
Construction & Engineering	1.33%
Construction Materials	0.25%
Consumer Finance	0.80%
Containers & Packaging	0.87%
Diversified Consumer Services	1.08%
Diversified Telecommunication Services	0.20%
Electric Utilities	1.01%
Electrical Equipment	1.71%
Electronic Equipment, Instruments & Components	3.23%
Energy Equipment & Services	0.20%
Entertainment	0.22%
Equity Real Estate Investment Trusts	9.10%
Food & Staples Retailing	0.83%
Food Products	1.82%
Gas Utilities	1.25%
Health Care Equipment & Supplies	3.32%
Health Care Providers & Services	3.02%
Hotels, Restaurants & Leisure	2.79%
Household Durables	1.49%
Household Products	0.11%
Industrial Conglomerates	0.42%
Insurance	4.05%
Interactive Media & Services	0.28%
IT Services	1.73%
Leisure Products	1.41%
Life Sciences Tools & Services	2.19%
Machinery	5.18%
Marine	0.15%
Media	0.99%
Metals & Mining	2.24%
Multiline Retail	0.73%
Multi-Utilities	0.57%
Security Type/Sector	Percentage of Net Assets
Oil, Gas & Consumable Fuels	1.84%
Paper & Forest Products	0.26%
Personal Products	0.23%
Pharmaceuticals	0.58%
Professional Services	1.52%
Real Estate Management & Development	0.42%
Road & Rail	0.93%
Semiconductors & Semiconductor Equipment	4.05%
Software	3.96%
Specialty Retail	3.14%
Technology Hardware, Storage & Peripherals	0.41%
Textiles, Apparel & Luxury Goods	1.73%
Thrifts & Mortgage Finance	0.72%
Trading Companies & Distributors	0.88%
Water Utilities	0.43%
Wireless Telecommunication Services	0.10%
Money Market Fund	1.27%
Total Investments	100.00%
Liabilities Net of Receivables and Other Assets	0.00%
Total Net Assets	100.00%
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
Bio-Techne	0.74%
Cognex	0.62%
Molina Healthcare	0.62%
Fair Isaac	0.61%
SolarEdge Technologies	0.61%
XPO Logistics	0.60%
Signature Bank	0.60%
Camden Property Trust	0.55%
Graco	0.54%
FactSet Research Systems	0.54%
Total	6.03%

IT–Information Technology

LVIP SSGA Mid-Cap Index Fund–2

LVIP SSGA Mid-Cap Index Fund
Statement of Net Assets
June 30, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–98.73%
Aerospace & Defense–1.06%
†Axon Enterprise	28,989	$ 5,125,255
Curtiss-Wright	18,267	2,169,389
†Hexcel	37,572	2,344,493
†Mercury Systems	25,272	1,675,028
		11,314,165
Air Freight & Logistics–0.60%
†XPO Logistics	45,724	6,396,330
		6,396,330
Airlines–0.22%
†JetBlue Airways	141,135	2,368,245
		2,368,245
Auto Components–1.68%
†Adient	41,935	1,895,462
Dana	65,128	1,547,441
†Fox Factory Holding	18,670	2,906,172
Gentex	108,916	3,604,031
†Goodyear Tire & Rubber	124,442	2,134,180
Lear	24,489	4,292,432
†Visteon	12,572	1,520,458
		17,900,176
Automobiles–0.56%
Harley-Davidson	68,513	3,139,266
Thor Industries	24,735	2,795,055
		5,934,321
Banks–6.80%
Associated Banc-Corp	68,050	1,393,664
BancorpSouth Bank	43,414	1,229,919
Bank of Hawaii	17,889	1,506,612
Bank OZK	53,942	2,274,195
Cathay General Bancorp	33,694	1,326,196
CIT Group	44,046	2,272,333
Commerce Bancshares	47,097	3,511,552
Cullen/Frost Bankers	25,113	2,812,656
East West Bancorp	63,376	4,543,425
First Financial Bankshares	63,553	3,122,359
First Horizon National	248,668	4,296,983
FNB	143,340	1,767,382
Fulton Financial	73,262	1,156,074
Glacier Bancorp	42,599	2,346,353
Hancock Whitney	38,668	1,718,406
Home BancShares	67,720	1,671,330
International Bancshares	25,152	1,080,027
PacWest Bancorp	52,125	2,145,465
Pinnacle Financial Partners	33,947	2,997,181
Prosperity Bancshares	41,515	2,980,777
Signature Bank	25,813	6,340,963
Sterling Bancorp	86,281	2,138,906
Synovus Financial	66,411	2,914,115
†Texas Capital Bancshares	22,739	1,443,699
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Trustmark	28,693	$ 883,744
UMB Financial	19,330	1,798,850
Umpqua Holdings	98,242	1,812,565
United Bankshares	60,283	2,200,329
Valley National Bancorp	181,080	2,431,904
Webster Financial	40,288	2,148,962
Wintrust Financial	25,584	1,934,918
		72,201,844
Beverages–0.40%
†Boston Beer Class A	4,122	4,207,738
		4,207,738
Biotechnology–1.79%
†Arrowhead Pharmaceuticals	46,379	3,841,109
†Emergent BioSolutions	20,399	1,284,933
†Exelixis	139,417	2,540,178
†Halozyme Therapeutics	60,051	2,726,916
†Ligand Pharmaceuticals	7,509	985,106
†Neurocrine Biosciences	41,998	4,087,245
†United Therapeutics	19,913	3,572,591
		19,038,078
Building Products–2.01%
†Builders FirstSource	92,303	3,937,646
Lennox International	15,369	5,391,445
Owens Corning	46,970	4,598,363
Simpson Manufacturing	19,330	2,134,805
†Trex	51,831	5,297,647
		21,359,906
Capital Markets–2.57%
Affiliated Managers Group	18,532	2,857,820
Evercore Class A	18,216	2,564,266
FactSet Research Systems	16,996	5,704,028
Federated Hermes	42,423	1,438,564
Interactive Brokers Group Class A	36,060	2,370,224
Janus Henderson Group	76,199	2,957,283
Jefferies Financial Group	90,435	3,092,877
SEI Investments	53,225	3,298,353
Stifel Financial	46,901	3,041,999
		27,325,414
Chemicals–2.62%
Ashland Global Holdings	24,356	2,131,150
Avient	40,721	2,001,844
Cabot	25,499	1,451,658
Chemours	73,731	2,565,839
†Ingevity	18,232	1,483,356
Minerals Technologies	15,271	1,201,370
NewMarket	3,305	1,064,144
Olin	63,774	2,950,185
RPM International	58,227	5,163,570
LVIP SSGA Mid-Cap Index Fund–3

LVIP SSGA Mid-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Chemicals (continued)
Scotts Miracle-Gro	18,180	$ 3,489,106
Sensient Technologies	19,095	1,652,863
Valvoline	80,987	2,628,838
		27,783,923
Commercial Services & Supplies–1.79%
Brink's	22,287	1,712,533
†Clean Harbors	22,666	2,111,111
Healthcare Services Group	33,716	1,064,414
Herman Miller	26,553	1,251,708
†IAA	60,130	3,279,490
†KAR Auction Services	58,611	1,028,623
MSA Safety	16,232	2,687,695
†Stericycle	40,929	2,928,470
Tetra Tech	24,220	2,955,809
		19,019,853
Communications Equipment–0.86%
†Ciena	69,347	3,945,151
†Lumentum Holdings	33,792	2,771,958
†NetScout Systems	33,154	946,215
†ViaSat	30,647	1,527,446
		9,190,770
Construction & Engineering–1.33%
†AECOM	66,141	4,188,048
†Dycom Industries	13,831	1,030,825
EMCOR Group	24,476	3,015,199
†Fluor	56,613	1,002,050
†MasTec	25,191	2,672,765
Valmont Industries	9,468	2,234,921
		14,143,808
Construction Materials–0.25%
Eagle Materials	18,728	2,661,436
		2,661,436
Consumer Finance–0.80%
FirstCash	18,484	1,412,917
†LendingTree	4,923	1,043,085
Navient	82,761	1,599,770
†PROG Holdings	30,496	1,467,773
SLM	143,714	3,009,371
		8,532,916
Containers & Packaging–0.87%
AptarGroup	29,180	4,109,711
Greif Class A	11,969	724,723
Silgan Holdings	34,787	1,443,661
Sonoco Products	44,881	3,002,539
		9,280,634
Diversified Consumer Services–1.08%
†Adtalem Global Education	22,681	808,351
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified Consumer Services (continued)
Graham Holdings Class B	1,823	$ 1,155,600
†Grand Canyon Education	20,900	1,880,373
H&R Block	81,794	1,920,523
Service Corp International	75,747	4,059,282
Strategic Education	11,043	839,930
†WW International	21,575	779,720
		11,443,779
Diversified Telecommunication Services–0.20%
†Iridium Communications	52,682	2,106,753
		2,106,753
Electric Utilities–1.01%
ALLETE	23,151	1,620,107
Hawaiian Electric Industries	48,703	2,059,163
IDACORP	22,519	2,195,602
OGE Energy	89,346	3,006,493
PNM Resources	38,261	1,865,989
		10,747,354
Electrical Equipment–1.71%
Acuity Brands	16,090	3,009,313
EnerSys	19,046	1,861,366
Hubbell	24,309	4,541,893
nVent Electric	75,054	2,344,687
Regal Beloit	18,133	2,420,937
†Sunrun	71,476	3,986,931
		18,165,127
Electronic Equipment, Instruments & Components–3.23%
†Arrow Electronics	33,352	3,796,458
Avnet	44,340	1,777,147
Belden	20,144	1,018,682
Cognex	78,758	6,619,610
†Coherent	10,919	2,886,329
†II-VI	46,792	3,396,631
Jabil	60,507	3,516,667
Littelfuse	10,958	2,791,989
National Instruments	58,722	2,482,766
SYNNEX	18,415	2,242,210
Vishay Intertechnology	59,791	1,348,287
Vontier	75,241	2,451,352
		34,328,128
Energy Equipment & Services–0.20%
†ChampionX	83,158	2,133,003
		2,133,003
Entertainment–0.22%
†Cinemark Holdings	48,751	1,070,084
World Wrestling Entertainment Class A	21,039	1,217,948
		2,288,032

LVIP SSGA Mid-Cap Index Fund–4

LVIP SSGA Mid-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Equity Real Estate Investment Trusts–9.10%
American Campus Communities	61,472	$ 2,871,972
Apartment Income REIT	70,296	3,334,139
Brixmor Property Group	132,548	3,034,024
Camden Property Trust	43,657	5,791,974
CoreSite Realty	19,082	2,568,437
Corporate Office Properties Trust	50,537	1,414,531
Cousins Properties	66,302	2,438,587
CyrusOne	54,945	3,929,666
Douglas Emmett	73,621	2,475,138
EastGroup Properties	17,709	2,912,245
†EPR Properties	33,643	1,772,313
First Industrial Realty Trust	57,670	3,012,104
Healthcare Realty Trust	62,292	1,881,218
Highwoods Properties	46,342	2,093,268
Hudson Pacific Properties	67,879	1,888,394
JBG SMITH Properties	49,755	1,567,780
Kilroy Realty	47,312	3,294,808
Lamar Advertising Class A	38,667	4,037,608
Life Storage	34,468	3,700,140
Macerich	75,373	1,375,557
Medical Properties Trust	263,566	5,297,677
National Retail Properties	78,332	3,672,204
National Storage Affiliates Trust	31,041	1,569,433
Omega Healthcare Investors	105,543	3,830,155
†Park Hotels & Resorts	105,457	2,173,469
Pebblebrook Hotel Trust	59,094	1,391,664
Physicians Realty Trust	94,746	1,749,959
PotlatchDeltic	29,819	1,584,880
PS Business Parks	9,029	1,337,014
Rayonier	61,504	2,209,839
Rexford Industrial Realty	60,134	3,424,631
Sabra Health Care REIT	94,843	1,726,143
SL Green Realty	30,945	2,475,600
Spirit Realty Capital	51,258	2,452,183
STORE Capital	109,172	3,767,526
Urban Edge Properties	49,657	948,449
Weingarten Realty Investors	53,498	1,715,681
		96,720,410
Food & Staples Retailing–0.83%
†BJ's Wholesale Club Holdings	61,320	2,917,606
Casey's General Stores	16,514	3,214,285
†Grocery Outlet Holding	39,081	1,354,547
†Sprouts Farmers Market	53,068	1,318,740
		8,805,178
Food Products–1.82%
†Darling Ingredients	72,768	4,911,840
Flowers Foods	87,825	2,125,365
†Hain Celestial Group	36,468	1,463,096
Ingredion	29,974	2,712,647
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food Products (continued)
Lancaster Colony	8,791	$ 1,701,146
†Pilgrim's Pride	21,979	487,494
†Post Holdings	26,743	2,900,813
Sanderson Farms	8,942	1,680,828
Tootsie Roll Industries	8,293	281,216
†TreeHouse Foods	24,850	1,106,322
		19,370,767
Gas Utilities–1.25%
National Fuel Gas	40,662	2,124,589
New Jersey Resources	42,896	1,697,395
ONE Gas	23,955	1,775,544
Southwest Gas Holdings	25,758	1,704,922
Spire	23,252	1,680,422
UGI	93,373	4,324,104
		13,306,976
Health Care Equipment & Supplies–3.32%
†Envista Holdings	71,520	3,090,379
†Globus Medical Class A	34,496	2,674,475
†Haemonetics	22,912	1,526,856
Hill-Rom Holdings	29,652	3,368,171
†ICU Medical	8,760	1,802,808
†Integra LifeSciences Holdings	31,621	2,157,817
†LivaNova	21,703	1,825,439
†Masimo	22,760	5,518,162
†Neogen	47,502	2,186,992
†NuVasive	23,112	1,566,531
†Penumbra	15,152	4,152,557
†Quidel	17,173	2,200,205
†STAAR Surgical	20,780	3,168,950
		35,239,342
Health Care Providers & Services–3.02%
†Acadia Healthcare	39,742	2,493,811
†Amedisys	14,682	3,596,062
Chemed	7,165	3,399,793
Encompass Health	44,373	3,462,425
†HealthEquity	37,032	2,980,335
†LHC Group	14,105	2,824,667
†Molina Healthcare	25,949	6,566,654
Patterson	39,146	1,189,647
†Progyny	16,551	976,509
†R1 RCM	62,018	1,379,280
†Tenet Healthcare	47,433	3,177,537
		32,046,720
Hotels, Restaurants & Leisure–2.79%
†Boyd Gaming	35,930	2,209,336
Choice Hotels International	13,004	1,545,655
Churchill Downs	15,467	3,066,487
Cracker Barrel Old Country Store	10,569	1,569,074

LVIP SSGA Mid-Cap Index Fund–5

LVIP SSGA Mid-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
Jack in the Box	10,301	$ 1,147,943
†Marriott Vacations Worldwide	19,105	3,043,426
Papa John's International	14,834	1,549,263
†Scientific Games Class A	25,279	1,957,606
†Six Flags Entertainment	34,152	1,478,099
Texas Roadhouse	29,227	2,811,637
Travel + Leisure Co	38,355	2,280,205
Wendy's	79,821	1,869,408
Wingstop	13,351	2,104,518
Wyndham Hotels & Resorts	41,623	3,008,927
		29,641,584
Household Durables–1.49%
†Helen of Troy	10,887	2,483,542
KB Home	39,648	1,614,467
†Taylor Morrison Home	58,017	1,532,809
Tempur Sealy International	81,818	3,206,447
Toll Brothers	50,049	2,893,333
†TopBuild	14,749	2,917,057
†TRI Pointe Group	53,811	1,153,170
		15,800,825
Household Products–0.11%
Energizer Holdings	26,234	1,127,537
		1,127,537
Industrial Conglomerates–0.42%
Carlisle	23,259	4,451,307
		4,451,307
Insurance–4.05%
†Alleghany	6,265	4,179,194
American Financial Group	30,709	3,830,026
†Brighthouse Financial	38,953	1,773,920
Brown & Brown	104,782	5,568,115
CNO Financial Group	59,972	1,416,539
First American Financial	49,080	3,060,138
Hanover Insurance Group	16,235	2,202,115
Kemper	27,444	2,028,112
Kinsale Capital Group	9,641	1,588,548
Mercury General	12,054	782,907
Old Republic International	126,402	3,148,674
Primerica	17,570	2,690,670
Reinsurance Group of America	30,385	3,463,890
RenaissanceRe Holdings	22,104	3,289,517
RLI	17,711	1,852,393
Selective Insurance Group	26,704	2,167,030
		43,041,788
Interactive Media & Services–0.28%
†TripAdvisor	42,958	1,731,208
†Yelp	31,719	1,267,491
		2,998,699
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
IT Services–1.73%
Alliance Data Systems	22,188	$ 2,311,768
†Concentrix	18,568	2,985,734
Genpact	78,188	3,552,081
†LiveRamp Holdings	30,186	1,414,214
MAXIMUS	27,429	2,412,929
†Sabre	141,451	1,765,308
†WEX	20,063	3,890,216
		18,332,250
Leisure Products–1.41%
Brunswick	34,762	3,462,990
†Callaway Golf	52,300	1,764,079
†Mattel	155,555	3,126,656
Polaris	26,031	3,565,206
†YETI Holdings	33,483	3,074,409
		14,993,340
Life Sciences Tools & Services–2.19%
Bio-Techne	17,355	7,814,262
†Medpace Holdings	12,269	2,167,074
†PRA Health Sciences	28,891	4,773,082
†Repligen	22,771	4,545,547
†Syneos Health	44,813	4,010,315
		23,310,280
Machinery–5.18%
AGCO	27,574	3,595,098
†Colfax	52,987	2,427,334
Crane	22,052	2,036,943
Donaldson	56,364	3,580,805
Flowserve	58,150	2,344,608
Graco	75,525	5,717,242
ITT	38,662	3,541,053
Kennametal	37,656	1,352,604
Lincoln Electric Holdings	26,661	3,511,520
†Middleby	24,914	4,316,600
Nordson	24,186	5,309,069
Oshkosh	30,574	3,810,743
Terex	31,272	1,489,173
Timken	30,424	2,451,870
Toro	48,169	5,292,810
Trinity Industries	37,038	995,952
Woodward	26,193	3,218,596
		54,992,020
Marine–0.15%
†Kirby	26,778	1,623,818
		1,623,818
Media–0.99%
Cable One	2,428	4,644,303
John Wiley & Sons Class A	19,612	1,180,250
New York Times Class A	64,745	2,819,645

LVIP SSGA Mid-Cap Index Fund–6

LVIP SSGA Mid-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Media (continued)
TEGNA	97,914	$ 1,836,866
		10,481,064
Metals & Mining–2.24%
†Cleveland-Cliffs	205,214	4,424,414
Commercial Metals	54,035	1,659,955
Compass Minerals International	15,359	910,174
Reliance Steel & Aluminum	28,469	4,295,972
Royal Gold	29,325	3,345,983
Steel Dynamics	89,699	5,346,060
United States Steel	121,049	2,905,176
Worthington Industries	15,581	953,246
		23,840,980
Multiline Retail–0.73%
Kohl's	70,497	3,885,089
†Nordstrom	48,556	1,775,693
†Ollie's Bargain Outlet Holdings	25,383	2,135,472
		7,796,254
Multi-Utilities–0.57%
Black Hills	27,987	1,836,787
MDU Resources Group	89,574	2,807,249
NorthWestern	22,807	1,373,438
		6,017,474
Oil, Gas & Consumable Fuels–1.84%
Antero Midstream	128,838	1,338,627
Cimarex Energy	45,938	3,328,208
†CNX Resources	98,868	1,350,537
†EQT	124,533	2,772,104
Equitrans Midstream	183,315	1,560,011
HollyFrontier	66,700	2,194,430
Murphy Oil	65,036	1,514,038
Targa Resources	102,364	4,550,080
World Fuel Services	28,503	904,400
		19,512,435
Paper & Forest Products–0.26%
Louisiana-Pacific	45,495	2,742,894
		2,742,894
Personal Products–0.23%
†Coty Class A	128,066	1,196,136
Nu Skin Enterprises Class A	22,924	1,298,645
		2,494,781
Pharmaceuticals–0.58%
†Jazz Pharmaceuticals	26,901	4,778,694
†Nektar Therapeutics	82,096	1,408,767
		6,187,461
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Professional Services–1.52%
†ASGN	23,653	$ 2,292,685
†CACI International Class A	10,569	2,696,363
†FTI Consulting	15,392	2,102,701
Insperity	16,012	1,447,005
KBR	62,877	2,398,758
ManpowerGroup	24,564	2,920,905
Science Applications International	25,980	2,279,225
		16,137,642
Real Estate Management & Development–0.42%
†Jones Lang LaSalle	22,879	4,471,929
		4,471,929
Road & Rail–0.93%
†Avis Budget Group	23,044	1,794,897
Knight-Swift Transportation Holdings	54,731	2,488,071
Landstar System	17,146	2,709,411
Ryder System	23,947	1,779,981
Werner Enterprises	25,392	1,130,452
		9,902,812
Semiconductors & Semiconductor Equipment–4.05%
Amkor Technology	48,283	1,142,859
Brooks Automation	33,154	3,158,913
†Cirrus Logic	25,876	2,202,565
CMC Materials	13,004	1,960,223
†Cree	51,583	5,051,523
†First Solar	37,859	3,426,618
†Lattice Semiconductor	60,978	3,425,744
MKS Instruments	24,725	4,399,814
†Semtech	29,236	2,011,437
†Silicon Laboratories	20,082	3,077,567
†SolarEdge Technologies	23,281	6,434,170
†Synaptics	15,697	2,442,139
Universal Display	19,164	4,260,732
		42,994,304
Software–3.96%
†ACI Worldwide	52,241	1,940,231
†Aspen Technology	30,330	4,171,588
†Blackbaud	21,781	1,667,771
CDK Global	54,378	2,702,043
†Ceridian HCM Holding	58,611	5,621,967
†CommVault Systems	21,154	1,653,608
†Envestnet	24,343	1,846,660
†Fair Isaac	12,834	6,451,395
†J2 Global	18,949	2,606,435
†Manhattan Associates	28,519	4,130,692
†Paylocity Holding	16,752	3,196,282
†Qualys	15,165	1,526,964
†SailPoint Technologies Holding	40,748	2,081,000

LVIP SSGA Mid-Cap Index Fund–7

LVIP SSGA Mid-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Teradata	48,612	$ 2,429,142
		42,025,778
Specialty Retail–3.14%
American Eagle Outfitters	66,749	2,505,090
†AutoNation	24,595	2,331,852
Dick's Sporting Goods	29,344	2,939,975
†Five Below	25,013	4,834,262
Foot Locker	46,549	2,868,815
Lithia Motors Class A	13,315	4,575,567
Murphy	11,285	1,505,080
†RH	7,507	5,097,253
†Urban Outfitters	30,895	1,273,492
Williams-Sonoma	34,272	5,471,525
		33,402,911
Technology Hardware, Storage & Peripherals–0.41%
†NCR	58,100	2,649,941
Xerox Holdings	71,591	1,681,673
		4,331,614
Textiles, Apparel & Luxury Goods–1.73%
†Capri Holdings	67,520	3,861,469
Carter's	19,644	2,026,671
Columbia Sportswear	13,745	1,351,958
†Crocs	29,368	3,421,959
†Deckers Outdoor	12,397	4,761,316
†Skechers USA Class A	59,726	2,976,147
		18,399,520
Thrifts & Mortgage Finance–0.72%
Essent Group	50,362	2,263,772
MGIC Investment	151,033	2,054,049
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Thrifts & Mortgage Finance (continued)
New York Community Bancorp	207,871	$ 2,290,738
Washington Federal	33,507	1,064,853
		7,673,412
Trading Companies & Distributors–0.88%
GATX	15,812	1,398,888
MSC Industrial Direct Class A	20,830	1,869,076
†Univar Solutions	75,537	1,841,592
Watsco	14,718	4,218,767
		9,328,323
Water Utilities–0.43%
Essential Utilities	99,965	4,568,400
		4,568,400
Wireless Telecommunication Services–0.10%
Telephone & Data Systems	44,887	1,017,139
		1,017,139
Total Common Stock (Cost $636,148,778)		1,049,001,701

MONEY MARKET FUND–1.27%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 0.03%)	13,472,944	13,472,944
Total Money Market Fund (Cost $13,472,944)		13,472,944

TOTAL INVESTMENTS–100.00% (Cost $649,621,722)	1,062,474,645
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–0.00%	(19,319)
NET ASSETS APPLICABLE TO 70,936,820 SHARES OUTSTANDING–100.00%	$1,062,455,326
NET ASSET VALUE PER SHARE–LVIP SSGA MID-CAP INDEX FUND STANDARD CLASS ($903,765,292 / 60,311,074 Shares)	$14.985
NET ASSET VALUE PER SHARE–LVIP SSGA MID-CAP INDEX FUND SERVICE CLASS ($158,690,034 / 10,625,746 Shares)	$14.934
COMPONENTS OF NET ASSETS AT JUNE 30, 2021:
Shares of beneficial interest (unlimited authorization–no par)	$ 574,808,779
Distributable earnings/(accumulated loss)	487,646,547
TOTAL NET ASSETS	$1,062,455,326

† Non-income producing.
LVIP SSGA Mid-Cap Index Fund–8

LVIP SSGA Mid-Cap Index Fund
Statement of Net Assets (continued)
★ Includes $688,500 cash collateral held at broker for futures contracts, $13,223 variation margin due from broker on futures contracts, $1,173,709 payable for securities purchased, $409,127 payable for fund shares redeemed, $83,026 other accrued expenses payable and $293,648 due to manager and affiliates as of June 30, 2021.

The following futures contracts were outstanding at June 30, 2021:
Futures Contract1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contract:
51	E-mini S&P MidCap 400 Index	$13,731,240	$13,944,834	9/17/21	$—	$(213,594)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2021.

Summary of Abbreviations:
IT–Information Technology
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Mid-Cap Index Fund–9

LVIP SSGA Mid-Cap Index Fund
Statement of Operations
Six Months Ended June 30, 2021 (unaudited)
INVESTMENT INCOME:
Dividends	$ 7,081,363
EXPENSES:
Management fees	1,424,425
Distribution fees-Service Class	183,682
Shareholder servicing fees	152,994
Index fees	96,459
Accounting and administration expenses	95,226
Professional fees	22,723
Trustees’ fees and expenses	11,450
Reports and statements to shareholders	9,949
Custodian fees	7,135
Pricing fees	2,814
Consulting fees	1,409
Other	14,750
2,023,016
Less:
Management fees waived	(18,366)
Total operating expenses	2,004,650
NET INVESTMENT INCOME	5,076,713
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Investments	77,780,806
Futures contracts	2,559,927
Net realized gain	80,340,733
Net change in unrealized appreciation (depreciation) of:
Investments	83,416,400
Futures contracts	(527,125)
Net change in unrealized appreciation (depreciation)	82,889,275
NET REALIZED AND UNREALIZED GAIN	163,230,008
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$168,306,721
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Mid-Cap Index Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/21 (unaudited)	Year Ended 12/31/20
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 5,076,713	$ 10,358,187
Net realized gain	80,340,733	21,791,012
Net change in unrealized appreciation (depreciation)	82,889,275	125,601,620
Net increase in net assets resulting from operations	168,306,721	157,750,819
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(51,187,262)
Service Class	—	(7,075,849)
	—	(58,263,111)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	31,571,816	184,988,318
Service Class	20,955,136	28,354,911
Reinvestment of dividends and distributions:
Standard Class	—	51,187,262
Service Class	—	7,075,849
	52,526,952	271,606,340
Cost of shares redeemed:
Standard Class	(150,289,272)	(343,107,917)
Service Class	(16,490,606)	(20,526,328)
	(166,779,878)	(363,634,245)
Decrease in net assets derived from capital share transactions	(114,252,926)	(92,027,905)
NET INCREASE IN NET ASSETS	54,053,795	7,459,803
NET ASSETS:
Beginning of period	1,008,401,531	1,000,941,728
End of period	$1,062,455,326	$1,008,401,531
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Mid-Cap Index Fund–10

LVIP SSGA Mid-Cap Index Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Mid-Cap Index Fund Standard Class
	Six Months Ended 6/30/21[1] (unaudited)	Year Ended
		12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$ 12.763	$ 12.000	$ 10.712	$ 13.055	$ 11.488	$ 9.682
Income (loss) from investment operations:
Net investment income[2]	0.071	0.124	0.156	0.157	0.136	0.132
Net realized and unrealized gain (loss)	2.151	1.371	2.536	(1.494)	1.677	1.836
Total from investment operations	2.222	1.495	2.692	(1.337)	1.813	1.968
Less dividends and distributions from:
Net investment income	—	(0.178)	(0.146)	(0.176)	(0.169)	(0.156)
Net realized gain	—	(0.554)	(1.258)	(0.830)	(0.077)	(0.006)
Total dividends and distributions	—	(0.732)	(1.404)	(1.006)	(0.246)	(0.162)
Net asset value, end of period	$ 14.985	$ 12.763	$ 12.000	$ 10.712	$ 13.055	$ 11.488
Total return[3]	17.41%	13.19%	25.81%	(11.37%)	15.86%	20.31%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$903,765	$876,695	$895,140	$ 699,126	$1,066,315	$1,010,352
Ratio of expenses to average net assets	0.35%	0.35%	0.35%	0.36%	0.34%	0.33%
Ratio of net investment income to average net assets	0.99%	1.14%	1.30%	1.20%	1.11%	1.28%
Portfolio turnover	11%	32%	22%	28%	21%	23%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Mid-Cap Index Fund–11

LVIP SSGA Mid-Cap Index Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Mid-Cap Index Fund Service Class
	Six Months Ended 6/30/21[1] (unaudited)	Year Ended
		12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$ 12.736	$ 11.982	$ 10.703	$ 13.053	$ 11.485	$ 9.683
Income (loss) from investment operations:
Net investment income[2]	0.053	0.097	0.126	0.123	0.107	0.107
Net realized and unrealized gain (loss)	2.145	1.363	2.532	(1.490)	1.675	1.831
Total from investment operations	2.198	1.460	2.658	(1.367)	1.782	1.938
Less dividends and distributions from:
Net investment income	—	(0.152)	(0.121)	(0.153)	(0.137)	(0.130)
Net realized gain	—	(0.554)	(1.258)	(0.830)	(0.077)	(0.006)
Total dividends and distributions	—	(0.706)	(1.379)	(0.983)	(0.214)	(0.136)
Net asset value, end of period	$ 14.934	$ 12.736	$ 11.982	$ 10.703	$ 13.053	$ 11.485
Total return[3]	17.26%	12.90%	25.50%	(11.59%)	15.58%	20.01%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$158,690	$131,707	$105,802	$ 65,730	$ 35,271	$ 12
Ratio of expenses to average net assets	0.60%	0.60%	0.60%	0.61%	0.59%	0.58%
Ratio of net investment income to average net assets	0.74%	0.89%	1.05%	0.95%	0.86%	1.03%
Portfolio turnover	11%	32%	22%	28%	21%	23%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Mid-Cap Index Fund–12

LVIP SSGA Mid-Cap Index Fund
Notes to Financial Statements
June 30, 2021 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 105 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP SSGA Mid-Cap Index Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”) and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek to approximate as closely as practicable, before fees and expenses, the performance of a broad market index that emphasizes stocks of mid-sized U.S. companies.
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2021 and for all open tax years (years ended December 31, 2017-December 31, 2020), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2021, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
LVIP SSGA Mid-Cap Index Fund–13

LVIP SSGA Mid-Cap Index Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.27% of the Fund's average daily net assets.   Effective April 30, 2021, LIAC has contractually agreed to waive a portion of its advisory fee as follows: 0.005% on the first $1.5 billion of the Fund’s average daily net assets and 0.01% of the Fund’s average daily net assets in excess of $1.5 billion.   The agreement will continue at least through April 30, 2022, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.   The management fee, net of waivers, is calculated daily and paid monthly.   Prior to April 30, 2021, the waiver amount was 0.002% on the first $1 billion of the Fund’s average daily net assets.
SSGA Funds Management, Inc. (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2021, costs for these administrative and legal services were as follows:
Administrative	$31,521
Legal	5,013
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $3,902 for the six months ended June 30, 2021.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
LVIP SSGA Mid-Cap Index Fund–14

LVIP SSGA Mid-Cap Index Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
At June 30, 2021, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LIAC	$232,051
Distribution fees payable to LFD	32,301
Printing and mailing fees payable to Lincoln Life	3,902
Shareholder servicing fees payable to Lincoln Life	25,394
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2021, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$115,054,267
Sales	223,282,449
At June 30, 2021, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2021, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$650,285,728
Aggregate unrealized appreciation of investments and derivatives	$422,563,354
Aggregate unrealized depreciation of investments and derivatives	(10,374,437)
Net unrealized appreciation of investments and derivatives	$412,188,917
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2021.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP SSGA Mid-Cap Index Fund–15

LVIP SSGA Mid-Cap Index Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$1,049,001,701	$—	$—	$1,049,001,701
Money Market Fund	13,472,944	—	—	13,472,944
Total Investments	$1,062,474,645	$—	$—	$1,062,474,645
Derivatives:

Liabilities:
Futures Contract	$(213,594)	$—	$—	$(213,594)
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/21	12/31/20
Shares sold:
Standard Class	2,191,501	21,445,098
Service Class	1,440,141	2,777,933
Shares reinvested:
Standard Class	—	4,431,402
Service Class	—	613,755
	3,631,642	29,268,188
Shares redeemed:
Standard Class	(10,571,212)	(31,780,426)
Service Class	(1,155,977)	(1,880,311)
	(11,727,189)	(33,660,737)
Net decrease	(8,095,547)	(4,392,549)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $300,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 16, 2022.
The Fund had no amounts outstanding as of June 30, 2021, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect
LVIP SSGA Mid-Cap Index Fund–16

LVIP SSGA Mid-Cap Index Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2021, the Fund used futures contracts to facilitate investments in portfolio securities; to reduce transaction costs and as a cash management tool.
Fair values of derivative instruments as of June 30, 2021 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Liabilities net of receivables and other assets	$—	Liabilities net of receivables and other assets	$(213,594)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2021 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$2,559,927	$(527,125)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2021.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$13,025,837	$—
7. Risk Factors
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2021. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
LVIP SSGA Mid-Cap Index Fund–17

LVIP SSGA Mid-Cap Index Fund
Notes to Financial Statements (continued)
9. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP SSGA Mid-Cap Index Fund–18

LVIP SSGA Mid-Cap Index Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 8-9, 2021, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2020 through December 31, 2020. During the period covered by the report, there was one liquidity event due to an extended Taiwanese foreign holiday in February 2020 that caused the LVIP SSGA Emerging Markets Equity Index Fund to classify its Taiwanese securities as illiquid for one day, which caused the Fund to exceed the 15% limit on illiquid securities on that day. The LVIP SSGA Emerging Markets Equity Index Fund was under the 15% limitation the following business day, and there was no impact on the Fund ability to timely meet redemptions. There were no additional liquidity events that impacted the Fund or its respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP SSGA Mid-Cap Index Fund–19

LVIP SSGA Nasdaq-100 Index Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2021

LVIP SSGA Nasdaq-100 Index Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP SSGA Nasdaq-100 Index Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2021 to June 30, 2021
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021 to June 30, 2021.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect expense reimbursements in effect.
	BeginningAccount Value 1/1/21	Ending Account Value 6/30/21	Annualized Expense Ratio	Expenses Paid During Period 1/1/21 to 6/30/21
Actual*
Standard Class Shares	$1,000.00	$1,063.50	0.45%	$1.69
Service Class Shares	1,000.00	1,062.60	0.70%	2.63
Hypothetical (5% return before expenses)**
Standard Class Shares	$1,000.00	$1,021.80	0.45%	$2.26
Service Class Shares	1,000.00	1,020.00	0.70%	3.51

*	The Fund commenced operations on February 18, 2021. The ending account value for “Actual” uses the performance since inception and is not annualized and the expenses paid during period for “Actual” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 133/365 (to reflect the actual since inception).
**	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP SSGA Nasdaq-100 Index Fund–1

LVIP SSGA Nasdaq-100 Index Fund
Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)
As of June 30, 2021
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Common Stock	97.70%
Automobiles	3.81%
Beverages	2.17%
Biotechnology	4.09%
Commercial Services & Supplies	0.51%
Communications Equipment	1.60%
Electric Utilities	0.86%
Electronic Equipment, Instruments & Components	0.18%
Entertainment	2.75%
Food & Staples Retailing	1.58%
Food Products	0.99%
Health Care Equipment & Supplies	1.81%
Health Care Technology	0.17%
Hotels, Restaurants & Leisure	1.90%
Interactive Media & Services	11.87%
Internet & Direct Marketing Retail	9.99%
IT Services	4.50%
Leisure Products	0.24%
Life Sciences Tools & Services	0.49%
Machinery	0.22%
Media	3.19%
Multiline Retail	0.17%
Professional Services	0.20%
Road & Rail	0.52%
Semiconductors & Semiconductor Equipment	15.02%
Software	15.70%
Specialty Retail	0.60%
Technology Hardware, Storage & Peripherals	10.75%
Textiles, Apparel & Luxury Goods	0.32%
Trading Companies & Distributors	0.21%
Wireless Telecommunication Services	1.29%
Money Market Fund	2.17%
Total Investments	99.87%
Receivables and Other Assets Net of Liabilities	0.13%
Total Net Assets	100.00%
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
Apple	10.75%
Microsoft	9.59%
Amazon.com	8.16%
Facebook Class A	3.92%
Alphabet Class C	3.81%
Tesla	3.81%
NVIDIA	3.57%
Alphabet Class A	3.45%
PayPal Holdings	2.45%
Adobe	2.00%
Total	51.51%

IT–Information Technology

LVIP SSGA Nasdaq-100 Index Fund–2

LVIP SSGA Nasdaq-100 Index Fund
Statement of Net Assets
June 30, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–97.70%
Automobiles–3.81%
†Tesla	6,244	$ 4,244,047
		4,244,047
Beverages–2.17%
Keurig Dr Pepper	11,311	398,600
†Monster Beverage	4,218	385,314
PepsiCo	11,015	1,632,092
		2,416,006
Biotechnology–4.09%
†Alexion Pharmaceuticals	1,764	324,064
Amgen	4,581	1,116,619
†Biogen	1,201	415,870
Gilead Sciences	10,003	688,807
†Incyte	1,740	146,386
†Moderna	3,203	752,641
†Regeneron Pharmaceuticals	835	466,381
†Seagen	1,434	226,400
†Vertex Pharmaceuticals	2,058	414,955
		4,552,123
Commercial Services & Supplies–0.51%
Cintas	832	317,824
†Copart	1,871	246,654
		564,478
Communications Equipment–1.60%
Cisco Systems	33,596	1,780,588
		1,780,588
Electric Utilities–0.86%
American Electric Power	3,989	337,429
Exelon	7,799	345,574
Xcel Energy	4,256	280,385
		963,388
Electronic Equipment, Instruments & Components–0.18%
CDW	1,116	194,909
		194,909
Entertainment–2.75%
Activision Blizzard	6,198	591,537
Electronic Arts	2,277	327,501
NetEase ADR	2,406	277,292
†Netflix	3,535	1,867,222
		3,063,552
Food & Staples Retailing–1.58%
Costco Wholesale	3,528	1,395,924
Walgreens Boots Alliance	6,840	359,852
		1,755,776
Food Products–0.99%
Kraft Heinz	9,761	398,054
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food Products (continued)
Mondelez International Class A	11,203	$ 699,515
		1,097,569
Health Care Equipment & Supplies–1.81%
†Align Technology	632	386,152
†DexCom	772	329,644
†IDEXX Laboratories	676	426,928
†Intuitive Surgical	944	868,140
		2,010,864
Health Care Technology–0.17%
Cerner	2,408	188,209
		188,209
Hotels, Restaurants & Leisure–1.90%
†Booking Holdings	327	715,505
†Marriott International Class A	2,599	354,816
Starbucks	9,395	1,050,455
		2,120,776
Interactive Media & Services–11.87%
†Alphabet Class A	1,575	3,845,819
†Alphabet Class C	1,695	4,248,213
†Baidu ADR	2,068	421,665
†Facebook Class A	12,550	4,363,761
†Match Group	2,157	347,816
		13,227,274
Internet & Direct Marketing Retail–9.99%
†Amazon.com	2,641	9,085,463
eBay	5,438	381,802
†JD.com ADR	6,430	513,178
†MercadoLibre	398	620,000
†Pinduoduo ADR	3,019	383,473
†Trip.com Group ADR	4,171	147,904
		11,131,820
IT Services–4.50%
Automatic Data Processing	3,394	674,116
Cognizant Technology Solutions Class A	4,201	290,961
†Fiserv	5,319	568,548
†Okta	999	244,435
Paychex	2,855	306,342
†PayPal Holdings	9,364	2,729,419
†VeriSign	895	203,783
		5,017,604
Leisure Products–0.24%
†Peloton Interactive Class A	2,147	266,271
		266,271
LVIP SSGA Nasdaq-100 Index Fund–3

LVIP SSGA Nasdaq-100 Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Life Sciences Tools & Services–0.49%
†Illumina	1,165	$ 551,290
		551,290
Machinery–0.22%
PACCAR	2,747	245,170
		245,170
Media–3.19%
†Charter Communications Class A	1,504	1,085,061
Comcast Class A	36,549	2,084,024
Fox Class A	2,647	98,283
Fox Class B	2,028	71,385
Sirius XM Holdings	32,776	214,355
		3,553,108
Multiline Retail–0.17%
†Dollar Tree	1,862	185,269
		185,269
Professional Services–0.20%
Verisk Analytics	1,289	225,214
		225,214
Road & Rail–0.52%
CSX	18,126	581,482
		581,482
Semiconductors & Semiconductor Equipment–15.02%
†Advanced Micro Devices	9,689	910,088
Analog Devices	2,943	506,667
Applied Materials	7,288	1,037,811
ASML Holding	634	437,992
Broadcom	3,255	1,552,114
Intel	32,191	1,807,203
KLA	1,220	395,536
Lam Research	1,137	739,846
Marvell Technology	6,539	381,420
†Maxim Integrated Products	2,122	223,574
Microchip Technology	2,184	327,032
†Micron Technology	8,944	760,061
NVIDIA	4,966	3,973,297
NXP Semiconductors	2,193	451,144
QUALCOMM	8,994	1,285,512
Skyworks Solutions	1,305	250,234
Texas Instruments	7,363	1,415,905
†Xilinx	1,942	280,891
		16,736,327
Software–15.70%
†Adobe	3,810	2,231,288
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†ANSYS	696	$ 241,554
†Atlassian Class A	1,080	277,409
†Autodesk	1,756	512,576
†Cadence Design Systems	2,209	302,235
†Check Point Software Technologies	1,059	122,982
†DocuSign	1,552	433,893
Intuit	2,179	1,068,080
Microsoft	39,447	10,686,192
†Splunk	1,310	189,400
†Synopsys	1,218	335,912
†Workday Class A	1,508	360,020
†Zoom Video Communications Class A	1,884	729,165
		17,490,706
Specialty Retail–0.60%
†O'Reilly Automotive	556	314,813
Ross Stores	2,822	349,928
		664,741
Technology Hardware, Storage & Peripherals–10.75%
Apple	87,401	11,970,441
		11,970,441
Textiles, Apparel & Luxury Goods–0.32%
†Lululemon Athletica	991	361,685
		361,685
Trading Companies & Distributors–0.21%
Fastenal	4,547	236,444
		236,444
Wireless Telecommunication Services–1.29%
†T-Mobile	9,941	1,439,755
		1,439,755
Total Common Stock (Cost $102,283,448)		108,836,886

MONEY MARKET FUND–2.17%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 0.03%)	2,417,751	2,417,751
Total Money Market Fund (Cost $2,417,751)		2,417,751

LVIP SSGA Nasdaq-100 Index Fund–4

LVIP SSGA Nasdaq-100 Index Fund
Statement of Net Assets (continued)
TOTAL INVESTMENTS–99.87% (Cost $104,701,199)	$111,254,637
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.13%	139,583
NET ASSETS APPLICABLE TO 10,474,511 SHARES OUTSTANDING–100.00%	$111,394,220
NET ASSET VALUE PER SHARE–LVIP SSGA NASDAQ-100 INDEX FUND STANDARD CLASS ($110,794,583 / 10,418,081 Shares)	$10.635
NET ASSET VALUE PER SHARE–LVIP SSGA NASDAQ-100 INDEX FUND SERVICE CLASS ($599,637 / 56,430 Shares)	$10.626
COMPONENTS OF NET ASSETS AT JUNE 30, 2021:
Shares of beneficial interest (unlimited authorization–no par)	$104,657,710
Distributable earnings/(accumulated loss)	6,736,510
TOTAL NET ASSETS	$111,394,220

† Non-income producing.
★ Includes $38,031 cash collateral held at broker for futures contracts, $103,441 variation margin due from broker on futures contracts, $27,780 payable for fund shares redeemed, $25,706 other accrued expenses payable and $28,214 due to manager and affiliates as of June 30, 2021.

The following futures contracts were outstanding at June 30, 2021:
Futures Contract1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contract:
9	E-mini NASDAQ 100	$2,618,820	$2,515,400	9/17/21	$103,420	$—
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 5 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2021.

Summary of Abbreviations:
ADR–American Depositary Receipt
IT–Information Technology
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Nasdaq-100 Index Fund–5

LVIP SSGA Nasdaq-100 Index Fund
Statement of Operations
Period February 18, 2021* to June 30, 2021 (unaudited)
INVESTMENT INCOME:
Dividends	$ 248,874
Interest	63
Foreign taxes withheld	(532)
248,405
EXPENSES:
Management fees	105,285
Professional fees	16,863
Index fees	13,851
Accounting and administration expenses	11,799
Shareholder servicing fees	10,529
Reports and statements to shareholders	7,144
Custodian fees	1,475
Pricing fees	739
Trustees’ fees and expenses	711
Consulting fees	91
Distribution fees-Service Class	56
Other	2,663
171,206
Less:
Expenses reimbursed	(7,777)
Total operating expenses	163,429
NET INVESTMENT INCOME	84,976
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	(170,234)
Futures contracts	164,910
Net realized loss	(5,324)
Net change in unrealized appreciation (depreciation) of:
Investments	6,553,438
Futures contracts	103,420
Net change in unrealized appreciation (depreciation)	6,656,858
NET REALIZED AND UNREALIZED GAIN	6,651,534
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,736,510

*	Date of commencement of operations.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Nasdaq-100 Index Fund–6

LVIP SSGA Nasdaq-100 Index Fund
Statement of Changes in Net Assets
2/18/21* to 6/30/21 (unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 84,976
Net realized loss	(5,324)
Net change in unrealized appreciation (depreciation)	6,656,858
Net increase in net assets resulting from operations	6,736,510
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	107,986,052
Service Class	581,853
108,567,905
Cost of shares redeemed:
Standard Class	(3,909,424)
Service Class	(771)
(3,910,195)
Increase in net assets derived from capital share transactions	104,657,710
NET INCREASE IN NET ASSETS	111,394,220
NET ASSETS:
Beginning of period	—
End of period	$111,394,220

*	Date of commencement of operations.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Nasdaq-100 Index Fund–7

LVIP SSGA Nasdaq-100 Index Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Nasdaq-100 Index Fund
	Standard Class 2/18/21[1] to 6/30/21 (unaudited)	Service Class 2/18/21[1] to 6/30/21 (unaudited)

Net asset value, beginning of period	$ 10.000	$ 10.000
Income from investment operations:
Net investment income[2]	0.008	—
Net realized and unrealized gain	0.627	0.626
Total from investment operations	0.635	0.626
Net asset value, end of period	$ 10.635	$ 10.626
Total return[3]	6.35%	6.26%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$110,795	$ 600
Ratio of expenses to average net assets	0.45%	0.70%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.47%	0.72%
Ratio of net investment income (loss) to average net assets	0.23%	(0.02%)
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	0.21%	(0.04%)
Portfolio turnover	111%	111%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Nasdaq-100 Index Fund–8

LVIP SSGA Nasdaq-100 Index Fund
Notes to Financial Statements
June 30, 2021 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 105 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP SSGA Nasdaq-100 Index Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund may operate as “non-diversified”, within the meaning of the 1940 Act, to the extent necessary to approximate the composition of the its index. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek an investment return that approximates as closely as practicable, before fees and expenses, the performance of U.S. common stocks, as represented by the Nasdaq-100® Index.
Nasdaq-100® and Nasdaq-100® Indexes are registered trademarks of Nasdaq, Inc. (which with its affiliates is referred to as the "Corporations") and are licensed for use by Lincoln Investment Advisors Corporation. The fund has not been passed on by the corporations as to their legality or suitability. The fund is not issued, endorsed, sold or promoted by the Corporations. The Corporations make no warranties and bear no liability with respect to the Fund.
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current period. Management has analyzed the tax positions to be taken on the Fund's federal income tax return through the period February 18, 2021* through June 30, 2021, and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the period February 18, 2021* through June 30, 2021, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
LVIP SSGA Nasdaq-100 Index Fund–9

LVIP SSGA Nasdaq-100 Index Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
* Date of commencement of operations
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.29% of the Fund's average daily net assets.   The management fee is calculated daily and paid monthly.
LIAC has contractually agreed to reimburse the Fund to the extent that the Fund's Operating Expenses exceed 0.45% of the average daily net assets for the Standard Class and 0.70% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue through at least April 30, 2022, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.
LIAC retains the right to receive reimbursements of excess amounts waived or paid by LIAC under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LIAC and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. As of June 30, 2021, no expense reimbursements were subject to recoupment.
SSGA Funds Management, Inc. ("SSGA") is responsible for the day-to-day management of the Fund's investment portfolio. For these services, LIAC, not the Fund, pays SSGA a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the period February 18, 2021* through June 30, 2021, costs for these administrative and legal services were as follows:
Administrative	$1,917
Legal	305
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Funds. The cost of these services is included in “Reports and statements to shareholders” on the Statements of Operations. The Funds reimburse Lincoln Life for the cost of these services. For the period February 18, 2021* through June 30, 2021, these fees were as follows:
Printing and mailing	$224
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2021, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LIAC	$25,401
Distribution fees payable to LFD	49
Printing and mailing fees payable to Lincoln Life	224
Shareholder servicing fees payable to Lincoln Life	2,540
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
* Date of commencement of operations
LVIP SSGA Nasdaq-100 Index Fund–10

LVIP SSGA Nasdaq-100 Index Fund
Notes to Financial Statements (continued)
3. Investments
For the period February 18, 2021* through June 30, 2021, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$217,083,590
Sales	112,212,157
At June 30, 2021, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2021, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$104,701,199
Aggregate unrealized appreciation of investments and derivatives	$ 8,788,463
Aggregate unrealized depreciation of investments and derivatives	(2,131,605)
Net unrealized appreciation of investments and derivatives	$ 6,656,858
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2021.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$108,836,886	$—	$—	$108,836,886
Money Market Fund	2,417,751	—	—	2,417,751
Total Investments	$111,254,637	$—	$—	$111,254,637
Derivatives:

Assets:
Futures Contract	$103,420	$—	$—	$103,420
There were no Level 3 investments at the beginning or end of the period.
* Date of commencement of operations
LVIP SSGA Nasdaq-100 Index Fund–11

LVIP SSGA Nasdaq-100 Index Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
2/18/21 * to
6/30/21
Shares sold:
Standard Class	10,814,686
Service Class	56,504
Shares reinvested:
Standard Class	—
Service Class	—
10,871,190
Shares redeemed:
Standard Class	(396,605)
Service Class	(74)
(396,679)
Net increase	10,474,511

*	Date of commencement of operations.
5. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the period February 18, 2021* through June 30, 2021, the Fund used futures contracts to facilitate investments in portfolio securities; as a cash management tool and to reduce transaction costs.
Fair values of derivative instruments as of June 30, 2021 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$103,420	Receivables and other assets net of liabilities	$—
LVIP SSGA Nasdaq-100 Index Fund–12

LVIP SSGA Nasdaq-100 Index Fund
Notes to Financial Statements (continued)
 5. Derivatives (continued)
The effect of derivative instruments on the Statement of Operations for the period February 18, 2021* through June 30, 2021 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$164,910	$103,420
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the period February 18, 2021* through June 30, 2021.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$1,216,676	$—
* Date of commencement of operations
6. Risk Factors
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP SSGA Nasdaq-100 Index Fund–13

LVIP SSGA Nasdaq-100 Index Fund
Other Fund Information (unaudited)
Approval of Investment Management and Subadvisory Agreements
On September 1-2, 2020, the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things, (i) the approval of the investment management agreement between the Trust and Lincoln Investment Advisors Corporation (“LIAC”) and (ii) the approval of the sub-advisory agreement with SSGA Funds Management, Inc. (“SSGA”) (collectively, with the investment management agreement, the “Advisory Agreements”) for the LVIP SSGA NASDAQ-100 Index Fund, a new series of the Trust (the “Fund”). The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) reported that they had reviewed materials provided by LIAC, Lincoln National Life Insurance Company (“Lincoln Life”) and SSGA prior to and during the meeting. Among other information, LIAC, Lincoln Life and SSGA provided information to assist the Independent Trustees in assessing the nature, extent and quality of services to be provided, including a presentation by representatives of SSGA. After reviewing the information received, the Independent Trustees requested supplemental information and LIAC provided materials in response. The Board determined that, given the totality of the information provided in connection with the 2020 annual contract renewal process and with respect to the Advisory Agreements, the Board had received sufficient information to approve the Advisory Agreements. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and employees of Lincoln Life, LIAC and SSGA to consider the approval of the Advisory Agreements.
Based upon its review, the Board concluded that it was in the best interests of the Fund that the Advisory Agreements be approved. In considering the approval of the Advisory Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.
Approval of Investment Management Agreement
Nature, Extent and Quality of Services. In considering the approval of the investment management agreement with LIAC, the Board considered the nature, extent and quality of services expected to be provided to the Fund by LIAC, including LIAC personnel and resources and LIAC’s criteria for review of a sub-adviser’s performance. The Board considered that LIAC provided investment management services to the other funds in the Trust and that the Board reviewed extensive information provided by LIAC in connection with the 2020 contract renewal process. The Board considered LIAC’s rationale for proposing the Fund. The Board reviewed the services to be provided by LIAC in serving as investment adviser, including the backgrounds of the personnel providing the investment management services and compliance staff. The Board also considered that certain Lincoln Life personnel provide services to the other funds in the Trust on behalf of LIAC and that Lincoln Life was proposed to provide administrative services to the Fund under a separate administration agreement. The Board concluded that the services provided by LIAC were expected to be satisfactory.
Performance. With respect to performance, the Board considered that the Fund had not commenced operations.
Management Fee. The Board reviewed the Fund’s proposed investment management fee and estimated net expense ratio and reviewed information comparing the investment management fee and estimated net expense ratio to the median of a peer group for the Fund provided by LIAC.
The Board noted that the proposed investment management fee for the Fund was below the median investment management fee of the peer group. The Board also considered that the Fund’s estimated net expense ratio for Standard class shares was the same as the median expense ratio of the peer group provided by LIAC. In light of the nature, quality and extent of services to be provided by LIAC, including sub-adviser oversight, the Board concluded that the Fund’s investment management fee was reasonable.
Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that the Fund had not commenced operations and that LIAC proposed an expense limitation for the Fund’s Standard and Service class shares through April 30, 2022.
Profitability. The Board also reviewed the estimated profitability analysis to LIAC with respect to the Fund and concluded that the estimated profitability of LIAC in connection with the management of the Fund was not unreasonable.
Fallout Benefits. Because of its relationship with the Fund, LIAC and its affiliates may receive certain benefits. The Board considered materials provided during the 2020 contract renewal process as to any such benefits to LIAC and its affiliates. Lincoln Life and its affiliated insurance companies (“Lincoln Insurance Companies”) receive 12b-1 fees which are paid by the Fund’s Service Class shares through Lincoln Financial Distributors, Inc., which is the principal underwriter and distributor for the Fund. Lincoln Life serves as the administrator for the Fund for which it is separately compensated. The Board also noted that Lincoln Insurance Companies may be eligible to claim on their tax returns “dividends received deductions” in connection with dividends received from LVIP Funds by the Lincoln Insurance Companies holding Fund shares on behalf of contract holders.
LVIP SSGA Nasdaq-100 Index Fund–14

LVIP SSGA Nasdaq-100 Index Fund
Other Fund Information (unaudited) (continued)
Approval of Subadvisory Agreement
Nature, Extent and Quality of Services. In considering the approval of the sub-advisory agreement between LIAC and SSGA with respect to the Fund, the Board considered the nature, extent and quality of day-to-day investment management services to be provided by SSGA under the sub-advisory agreement. The Board considered that SSGA provided sub-advisory services to other funds in the Trust and that the Board reviewed extensive information provided by SSGA in connection with the 2020 contract renewal process. The Board reviewed the services to be provided by SSGA, SSGA’s experience with utilizing index replication strategies and the reputation, resources and investment approach of SSGA. They also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance and regulatory matters. The Board concluded that the services to be provided by SSGA were expected to be satisfactory.
Performance. With respect to performance, the Board considered that the Fund had not commenced operations.
Sub-Advisory Fee and Economies of Scale. The Board reviewed the proposed sub-advisory fee and considered that the sub-advisory fee schedule was negotiated between LIAC and SSGA, an unaffiliated third party and that LIAC would compensate SSGA from its fees. The Board concluded that the proposed subadvisory fee was reasonable.
Profitability and Fallout Benefits. The Board noted that the proposed sub-advisory fee schedule was negotiated between LIAC and SSGA, an unaffiliated third party, and that LIAC would compensate SSGA from its fees. The Board reviewed materials provided by SSGA as to any additional benefits it receives and noted that SSGA indicated that it indirectly benefits from association with the LVIP Funds in the marketplace and its ability to leverage resources.
Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreements for the Fund are fair and reasonable, and that approval of the Advisory Agreements is in the best interests of the Fund.
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions.
The Fund was not operational as of December 31, 2020 and therefore was not included in the Committee’s most recent written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program. The Fund will be included in the next annual report of the Committee, which will cover the period of January 1, 2021 through December 31, 2021.
Please refer to the Fund's prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP SSGA Nasdaq-100 Index Fund–15

LVIP SSGA S&P 500 Index Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2021

LVIP SSGA S&P 500 Index Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP SSGA S&P 500 Index Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2021 to June 30, 2021
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”) and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021 to June 30, 2021.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/21	Ending Account Value 6/30/21	Annualized Expense Ratio	Expenses Paid During Period 1/1/21 to 6/30/21*
Actual
Standard Class Shares	$1,000.00	$1,151.30	0.23%	$1.23
Service Class Shares	1,000.00	1,149.90	0.48%	2.56
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.70	0.23%	$1.15
Service Class Shares	1,000.00	1,022.40	0.48%	2.41

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP SSGA S&P 500 Index Fund–1

LVIP SSGA S&P 500 Index Fund
Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)
As of June 30, 2021
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Common Stock	99.57%
Aerospace & Defense	1.61%
Air Freight & Logistics	0.71%
Airlines	0.26%
Auto Components	0.15%
Automobiles	1.80%
Banks	4.28%
Beverages	1.40%
Biotechnology	1.77%
Building Products	0.51%
Capital Markets	3.01%
Chemicals	1.77%
Commercial Services & Supplies	0.40%
Communications Equipment	0.83%
Construction & Engineering	0.04%
Construction Materials	0.12%
Consumer Finance	0.66%
Containers & Packaging	0.34%
Distributors	0.14%
Diversified Financial Services	1.44%
Diversified Telecommunication Services	1.23%
Electric Utilities	1.55%
Electrical Equipment	0.56%
Electronic Equipment, Instruments & Components	0.62%
Energy Equipment & Services	0.24%
Entertainment	1.92%
Equity Real Estate Investment Trusts	2.49%
Food & Staples Retailing	1.30%
Food Products	0.93%
Gas Utilities	0.03%
Health Care Equipment & Supplies	3.59%
Health Care Providers & Services	2.62%
Health Care Technology	0.06%
Hotels, Restaurants & Leisure	2.01%
Household Durables	0.42%
Household Products	1.33%
Independent Power and Renewable Electricity Producers	0.05%
Industrial Conglomerates	1.19%
Insurance	1.85%
Interactive Media & Services	6.40%
Internet & Direct Marketing Retail	4.24%
IT Services	5.13%
Leisure Products	0.03%
Life Sciences Tools & Services	1.27%
Machinery	1.67%
Security Type/Sector	Percentage of Net Assets
Media	1.30%
Metals & Mining	0.37%
Multiline Retail	0.53%
Multi-Utilities	0.74%
Oil, Gas & Consumable Fuels	2.59%
Personal Products	0.20%
Pharmaceuticals	3.61%
Professional Services	0.41%
Real Estate Management & Development	0.08%
Road & Rail	0.96%
Semiconductors & Semiconductor Equipment	5.70%
Software	8.83%
Specialty Retail	2.18%
Technology Hardware, Storage & Peripherals	6.21%
Textiles, Apparel & Luxury Goods	0.72%
Tobacco	0.66%
Trading Companies & Distributors	0.20%
Water Utilities	0.08%
Wireless Telecommunication Services	0.23%
Money Market Fund	0.40%
Total Investments	99.97%
Receivables and Other Assets Net of Liabilities	0.03%
Total Net Assets	100.00%
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
Apple	5.89%
Microsoft	5.60%
Amazon.com	4.04%
Facebook Class A	2.28%
Alphabet Class A	2.01%
Alphabet Class C	1.96%
Berkshire Hathaway Class B	1.44%
Tesla	1.44%
NVIDIA	1.36%
JPMorgan Chase & Co.	1.29%
Total	27.31%

IT–Information Technology

LVIP SSGA S&P 500 Index Fund–2

LVIP SSGA S&P 500 Index Fund
Statement of Net Assets
June 30, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–99.57%
Aerospace & Defense–1.61%
†Boeing	161,689	$ 38,734,217
General Dynamics	67,080	12,628,481
†Howmet Aerospace	119,960	4,135,021
Huntington Ingalls Industries	12,400	2,613,300
L3Harris Technologies	60,306	13,035,142
Lockheed Martin	72,602	27,468,967
Northrop Grumman	43,933	15,966,570
Raytheon Technologies	447,771	38,199,344
†Teledyne Technologies	14,197	5,946,129
Textron	70,322	4,836,044
†TransDigm Group	16,000	10,356,640
		173,919,855
Air Freight & Logistics–0.71%
CH Robinson Worldwide	41,827	3,917,935
Expeditors International of Washington	51,976	6,580,162
FedEx	71,703	21,391,156
United Parcel Service Class B	212,124	44,115,428
		76,004,681
Airlines–0.26%
†Alaska Air Group	38,000	2,291,780
†American Airlines Group	169,900	3,603,579
†Delta Air Lines	186,400	8,063,664
†Southwest Airlines	172,881	9,178,252
†United Airlines Holdings	89,900	4,700,871
		27,838,146
Auto Components–0.15%
†Aptiv	79,024	12,432,846
BorgWarner	69,198	3,358,871
		15,791,717
Automobiles–1.80%
†Ford Motor	1,146,202	17,032,562
†General Motors	372,806	22,058,931
†Tesla	227,900	154,903,630
		193,995,123
Banks–4.28%
Bank of America	2,225,101	91,740,914
Citigroup	609,162	43,098,212
Citizens Financial Group	131,300	6,022,731
Comerica	42,752	3,049,928
Fifth Third Bancorp	207,667	7,939,110
First Republic Bank	51,500	9,639,255
Huntington Bancshares	436,620	6,230,567
JPMorgan Chase & Co.	893,560	138,984,322
KeyCorp	281,794	5,819,046
M&T Bank	39,385	5,723,034
People's United Financial	132,717	2,274,769
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
PNC Financial Services Group	124,746	$ 23,796,547
Regions Financial	295,214	5,957,419
†SVB Financial Group	15,900	8,847,237
Truist Financial	396,342	21,996,981
US Bancorp	402,256	22,916,524
Wells Fargo & Co.	1,219,382	55,225,811
Zions Bancorp	50,442	2,666,364
		461,928,771
Beverages–1.40%
Brown-Forman Class B	56,050	4,200,387
Coca-Cola	1,144,097	61,907,088
Constellation Brands Class A	49,835	11,655,908
†Molson Coors Beverage Class B	57,817	3,104,195
†Monster Beverage	108,151	9,879,594
PepsiCo	406,975	60,301,486
		151,048,658
Biotechnology–1.77%
AbbVie	520,949	58,679,695
†Alexion Pharmaceuticals	64,405	11,831,843
Amgen	170,257	41,500,144
†Biogen	44,649	15,460,609
Gilead Sciences	369,849	25,467,802
†Incyte	57,200	4,812,236
†Regeneron Pharmaceuticals	30,862	17,237,662
†Vertex Pharmaceuticals	76,300	15,384,369
		190,374,360
Building Products–0.51%
Allegion	28,325	3,945,673
AO Smith	41,600	2,997,696
Carrier Global	239,061	11,618,365
Fortune Brands Home & Security	42,700	4,253,347
Johnson Controls International	211,189	14,493,901
Masco	73,321	4,319,340
Trane Technologies	69,875	12,866,782
		54,495,104
Capital Markets–3.01%
Ameriprise Financial	35,182	8,756,096
Bank of New York Mellon	236,403	12,110,926
BlackRock	41,791	36,565,871
Cboe Global Markets	33,200	3,952,460
Charles Schwab	440,725	32,089,187
CME Group	105,553	22,449,012
Franklin Resources	83,756	2,679,354
Goldman Sachs Group	100,386	38,099,499
Intercontinental Exchange	165,030	19,589,061
Invesco	115,639	3,091,030
LVIP SSGA S&P 500 Index Fund–3

LVIP SSGA S&P 500 Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
MarketAxess Holdings	11,700	$ 5,424,003
Moody's	47,242	17,119,084
Morgan Stanley	442,188	40,544,218
MSCI	24,900	13,273,692
Nasdaq	35,277	6,201,697
Northern Trust	60,684	7,016,284
Raymond James Financial	37,500	4,871,250
S&P Global	70,879	29,092,286
State Street	102,690	8,449,333
T. Rowe Price Group	66,835	13,231,325
		324,605,668
Chemicals–1.77%
Air Products & Chemicals	64,999	18,698,912
Albemarle	34,300	5,778,178
Celanese	34,200	5,184,720
CF Industries Holdings	65,790	3,384,895
Corteva	217,627	9,651,757
Dow	218,727	13,841,045
DuPont de Nemours	157,849	12,219,091
Eastman Chemical	41,627	4,859,952
Ecolab	73,057	15,047,550
FMC	39,901	4,317,288
International Flavors & Fragrances	72,804	10,876,918
†Linde	154,180	44,573,438
LyondellBasell Industries Class A	75,080	7,723,480
Mosaic	106,047	3,383,960
PPG Industries	69,456	11,791,545
Sherwin-Williams	71,148	19,384,273
		190,717,002
Commercial Services & Supplies–0.40%
Cintas	25,808	9,858,656
†Copart	60,600	7,988,898
Republic Services	64,637	7,110,716
Rollins	68,025	2,326,455
Waste Management	114,271	16,010,510
		43,295,235
Communications Equipment–0.83%
†Arista Networks	16,700	6,050,577
Cisco Systems	1,245,524	66,012,772
†F5 Networks	18,896	3,527,127
Juniper Networks	101,304	2,770,664
Motorola Solutions	49,402	10,712,824
		89,073,964
Construction & Engineering–0.04%
Quanta Services	42,687	3,866,162
		3,866,162
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Construction Materials–0.12%
Martin Marietta Materials	19,100	$ 6,719,571
Vulcan Materials	38,663	6,730,068
		13,449,639
Consumer Finance–0.66%
American Express	192,150	31,748,945
Capital One Financial	135,030	20,887,791
Discover Financial Services	89,711	10,611,914
Synchrony Financial	157,668	7,650,051
		70,898,701
Containers & Packaging–0.34%
Amcor	447,208	5,125,004
Avery Dennison	25,643	5,391,185
Ball	95,756	7,758,151
International Paper	114,201	7,001,663
Packaging Corp. of America	29,100	3,940,722
Sealed Air	47,397	2,808,272
WestRock	80,718	4,295,812
		36,320,809
Distributors–0.14%
Genuine Parts	44,341	5,607,806
†LKQ	86,100	4,237,842
Pool	12,300	5,641,518
		15,487,166
Diversified Financial Services–1.44%
†Berkshire Hathaway Class B	559,469	155,487,624
		155,487,624
Diversified Telecommunication Services–1.23%
AT&T	2,103,840	60,548,515
Lumen Technologies	303,477	4,124,252
Verizon Communications	1,220,958	68,410,277
		133,083,044
Electric Utilities–1.55%
Alliant Energy	77,900	4,343,704
American Electric Power	145,578	12,314,443
Duke Energy	226,148	22,325,331
Edison International	116,304	6,724,697
Entergy	61,572	6,138,728
Evergy	69,699	4,211,911
Eversource Energy	100,174	8,037,962
Exelon	286,256	12,684,003
FirstEnergy	166,706	6,203,130
NextEra Energy	577,732	42,336,201
NRG Energy	75,055	3,024,716
Pinnacle West Capital	34,583	2,834,769
PPL	236,298	6,609,255
Southern	310,626	18,795,979
Xcel Energy	161,477	10,638,105
		167,222,934

LVIP SSGA S&P 500 Index Fund–4

LVIP SSGA S&P 500 Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electrical Equipment–0.56%
AMETEK	67,300	$ 8,984,550
Eaton	116,917	17,324,761
Emerson Electric	176,230	16,960,375
†Generac Holdings	18,900	7,846,335
Rockwell Automation	33,890	9,693,218
		60,809,239
Electronic Equipment, Instruments & Components–0.62%
Amphenol Class A	175,464	12,003,492
CDW	42,500	7,422,625
Corning	224,660	9,188,594
†IPG Photonics	11,000	2,318,470
†Keysight Technologies	53,700	8,291,817
TE Connectivity	97,011	13,116,858
†Trimble	76,900	6,292,727
†Zebra Technologies Class A	15,600	8,260,044
		66,894,627
Energy Equipment & Services–0.24%
Baker Hughes	210,797	4,820,927
Halliburton	271,637	6,280,247
†NOV	119,290	1,827,523
Schlumberger	410,073	13,126,437
		26,055,134
Entertainment–1.92%
Activision Blizzard	227,800	21,741,232
Electronic Arts	84,279	12,121,849
†Live Nation Entertainment	43,900	3,845,201
†Netflix	130,700	69,037,047
†Take-Two Interactive Software	35,400	6,266,508
†Walt Disney	535,735	94,166,141
		207,177,978
Equity Real Estate Investment Trusts–2.49%
Alexandria Real Estate Equities	38,100	6,931,914
American Tower	135,303	36,550,752
AvalonBay Communities	40,748	8,503,700
Boston Properties	43,512	4,986,040
Crown Castle International	126,865	24,751,361
Digital Realty Trust	82,400	12,397,904
Duke Realty	114,300	5,412,105
Equinix	26,242	21,061,829
Equity Residential	100,442	7,734,034
Essex Property Trust	20,000	6,000,200
Extra Space Storage	39,700	6,503,654
Federal Realty Investment Trust	21,600	2,530,872
Four Corners Property Trust	1	28
Healthpeak Properties	165,423	5,506,932
†Host Hotels & Resorts	216,751	3,704,275
Iron Mountain	88,600	3,749,552
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Equity Real Estate Investment Trusts (continued)
Kimco Realty	132,945	$ 2,771,903
Mid-America Apartment Communities	35,100	5,911,542
Prologis	217,587	26,008,174
Public Storage	44,551	13,396,040
Realty Income	107,900	7,201,246
Regency Centers	48,500	3,107,395
SBA Communications	33,100	10,548,970
Simon Property Group	96,248	12,558,439
UDR	90,500	4,432,690
Ventas	115,095	6,571,925
Vornado Realty Trust	49,074	2,290,284
Welltower	121,901	10,129,973
Weyerhaeuser	218,207	7,510,685
		268,764,418
Food & Staples Retailing–1.30%
Costco Wholesale	130,548	51,653,927
Kroger	230,146	8,816,893
Sysco	149,618	11,632,800
Walgreens Boots Alliance	210,062	11,051,362
Walmart	404,795	57,084,191
		140,239,173
Food Products–0.93%
Archer-Daniels-Midland	163,423	9,903,434
Campbell Soup	62,250	2,837,977
Conagra Brands	139,152	5,062,350
General Mills	179,012	10,907,201
Hershey	42,730	7,442,711
Hormel Foods	86,272	4,119,488
JM Smucker	32,747	4,243,029
Kellogg	78,177	5,029,126
Kraft Heinz	189,224	7,716,555
Lamb Weston Holdings	45,000	3,629,700
McCormick & Co.	76,438	6,751,004
Mondelez International Class A	415,608	25,950,564
Tyson Foods Class A	90,350	6,664,216
		100,257,355
Gas Utilities–0.03%
Atmos Energy	38,700	3,719,457
		3,719,457
Health Care Equipment & Supplies–3.59%
Abbott Laboratories	522,580	60,582,699
†ABIOMED	13,900	4,338,329
†Align Technology	21,100	12,892,100
Baxter International	148,022	11,915,771
Becton Dickinson & Co.	85,413	20,771,587
†Boston Scientific	416,287	17,800,432
Cooper	15,100	5,983,677
Danaher	186,901	50,156,752

LVIP SSGA S&P 500 Index Fund–5

LVIP SSGA S&P 500 Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
DENTSPLY SIRONA	67,175	$ 4,249,491
†DexCom	28,100	11,998,700
†Edwards Lifesciences	183,348	18,989,352
†Hologic	79,000	5,270,880
†IDEXX Laboratories	25,000	15,788,750
†Intuitive Surgical	34,669	31,882,999
Medtronic	397,496	49,341,179
ResMed	42,500	10,477,100
STERIS	28,900	5,962,070
Stryker	96,312	25,015,116
Teleflex	14,300	5,745,597
West Pharmaceutical Services	21,500	7,720,650
Zimmer Biomet Holdings	60,790	9,776,248
		386,659,479
Health Care Providers & Services–2.62%
AmerisourceBergen	45,178	5,172,429
Anthem	72,088	27,523,198
Cardinal Health	90,161	5,147,292
†Centene	170,374	12,425,376
Cigna	100,902	23,920,837
CVS Health	386,342	32,236,376
†DaVita	22,728	2,737,133
HCA Healthcare	77,800	16,084,372
†Henry Schein	43,900	3,256,941
Humana	37,832	16,748,983
†Laboratory Corp of America Holdings	28,447	7,847,105
McKesson	47,994	9,178,373
Quest Diagnostics	37,811	4,989,918
UnitedHealth Group	279,046	111,741,180
Universal Health Services Class B	23,900	3,499,677
		282,509,190
Health Care Technology–0.06%
Cerner	87,729	6,856,899
		6,856,899
Hotels, Restaurants & Leisure–2.01%
†Booking Holdings	12,075	26,421,187
†Caesars Entertainment	62,700	6,505,125
†Carnival	228,591	6,025,659
†Chipotle Mexican Grill	8,222	12,746,895
Darden Restaurants	40,130	5,858,578
Domino's Pizza	11,200	5,224,688
†Expedia Group	41,749	6,834,729
†Hilton Worldwide Holdings	81,200	9,794,344
†Las Vegas Sands	100,900	5,316,421
†Marriott International Class A	77,827	10,624,942
McDonald's	219,818	50,775,760
MGM Resorts International	126,000	5,373,900
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
†Norwegian Cruise Line Holdings	97,600	$ 2,870,416
†Penn National Gaming	44,700	3,419,103
†Royal Caribbean Cruises	66,000	5,628,480
Starbucks	346,906	38,787,560
†Wynn Resorts	31,950	3,907,485
Yum! Brands	90,224	10,378,467
		216,493,739
Household Durables–0.42%
DR Horton	96,674	8,736,430
Garmin	45,824	6,627,983
Leggett & Platt	41,536	2,151,980
Lennar Class A	80,043	7,952,272
†Mohawk Industries	18,400	3,536,296
Newell Brands	116,103	3,189,350
†NVR	990	4,923,567
PulteGroup	82,441	4,498,805
Whirlpool	19,208	4,187,728
		45,804,411
Household Products–1.33%
Church & Dwight	71,200	6,067,664
Clorox	36,085	6,492,053
Colgate-Palmolive	249,452	20,292,920
Kimberly-Clark	99,131	13,261,745
Procter & Gamble	722,431	97,477,615
		143,591,997
Independent Power and Renewable Electricity Producers–0.05%
AES	204,415	5,329,099
		5,329,099
Industrial Conglomerates–1.19%
3M	170,571	33,880,518
General Electric	2,582,783	34,764,259
Honeywell International	205,072	44,982,543
Roper Technologies	30,764	14,465,233
		128,092,553
Insurance–1.85%
Aflac	187,422	10,057,065
Allstate	87,672	11,435,936
American International Group	253,544	12,068,694
Aon Class A	51,554	12,309,033
Arthur J. Gallagher	59,100	8,278,728
Assurant	18,216	2,844,975
Chubb	132,446	21,050,967
Cincinnati Financial	45,975	5,361,605
Everest Re Group	12,300	3,099,723
Globe Life	29,579	2,817,400
Hartford Financial Services Group	103,989	6,444,198

LVIP SSGA S&P 500 Index Fund–6

LVIP SSGA S&P 500 Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
✱Lincoln National	55,836	$ 3,508,734
Loews	64,308	3,514,432
Marsh & McLennan	149,369	21,013,231
MetLife	220,515	13,197,823
Principal Financial Group	78,533	4,962,500
Progressive	172,118	16,903,709
Prudential Financial	116,325	11,919,823
Travelers	75,906	11,363,887
Unum Group	62,611	1,778,152
W R Berkley	43,300	3,222,819
Willis Towers Watson	52,701	12,122,284
		199,275,718
Interactive Media & Services–6.40%
†Alphabet Class A	88,820	216,879,788
†Alphabet Class C	84,098	210,776,499
†Facebook Class A	707,500	246,004,825
†Twitter	233,900	16,094,659
		689,755,771
Internet & Direct Marketing Retail–4.24%
†Amazon.com	126,658	435,723,786
eBay	189,344	13,293,842
†Etsy	38,800	7,986,592
		457,004,220
IT Services–5.13%
Accenture Class A	187,067	55,145,481
†Akamai Technologies	50,003	5,830,350
Automatic Data Processing	125,868	24,999,902
Broadridge Financial Solutions	35,500	5,734,315
Cognizant Technology Solutions Class A	155,316	10,757,186
†DXC Technology	78,150	3,043,161
Fidelity National Information Services	182,789	25,895,718
†Fiserv	174,124	18,612,114
†FleetCor Technologies	25,600	6,555,136
†Gartner	25,000	6,055,000
Global Payments	86,745	16,268,157
International Business Machines	263,363	38,606,382
Jack Henry & Associates	23,500	3,842,485
Mastercard Class A	258,820	94,492,594
Paychex	93,776	10,062,165
†PayPal Holdings	345,644	100,748,313
†VeriSign	28,887	6,577,281
Visa Class A	500,728	117,080,221
Western Union	126,887	2,914,595
		553,220,556
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Leisure Products–0.03%
Hasbro	39,184	$ 3,703,672
		3,703,672
Life Sciences Tools & Services–1.27%
Agilent Technologies	89,037	13,160,559
†Bio-Rad Laboratories Class A	6,600	4,252,314
†Charles River Laboratories International	15,100	5,585,792
†Illumina	42,800	20,253,388
†IQVIA Holdings	57,700	13,981,864
†Mettler-Toledo International	6,800	9,420,312
PerkinElmer	34,375	5,307,843
Thermo Fisher Scientific	116,153	58,595,704
†Waters	17,916	6,191,949
		136,749,725
Machinery–1.67%
Caterpillar	160,681	34,969,006
Cummins	43,329	10,564,043
Deere & Co.	92,300	32,555,133
Dover	44,251	6,664,201
Fortive	103,671	7,230,015
IDEX	23,300	5,127,165
Illinois Tool Works	84,719	18,939,780
†Ingersoll Rand	114,281	5,578,056
Otis Worldwide	119,180	9,745,348
PACCAR	101,355	9,045,934
Parker-Hannifin	37,782	11,603,230
Pentair	51,094	3,448,334
Snap-on	16,675	3,725,695
Stanley Black & Decker	47,040	9,642,730
Westinghouse Air Brake Technologies	55,009	4,527,241
Xylem	55,373	6,642,545
		180,008,456
Media–1.30%
†Charter Communications Class A	40,500	29,218,725
Comcast Class A	1,348,844	76,911,085
†Discovery Class A	49,243	1,510,775
†Discovery Class C	91,255	2,644,570
†DISH Network Class A	76,013	3,177,344
Fox Class A	93,919	3,487,213
Fox Class B	47,566	1,674,323
Interpublic Group	119,880	3,894,901
News Class A	119,690	3,084,411
News Class B	38,200	930,170
Omnicom Group	66,097	5,287,099
ViacomCBS Class B	173,600	7,846,720
		139,667,336
Metals & Mining–0.37%
Freeport-McMoRan	428,561	15,903,899

LVIP SSGA S&P 500 Index Fund–7

LVIP SSGA S&P 500 Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Metals & Mining (continued)
Newmont	235,132	$ 14,902,666
Nucor	89,743	8,609,046
		39,415,611
Multiline Retail–0.53%
Dollar General	69,229	14,980,463
†Dollar Tree	68,583	6,824,009
Target	145,938	35,279,052
		57,083,524
Multi-Utilities–0.74%
Ameren	76,001	6,083,120
CenterPoint Energy	168,135	4,122,670
CMS Energy	88,038	5,201,285
Consolidated Edison	99,812	7,158,517
Dominion Energy	236,752	17,417,845
DTE Energy	56,492	7,321,363
NiSource	117,795	2,885,977
Public Service Enterprise Group	147,589	8,816,967
Sempra Energy	92,288	12,226,314
WEC Energy Group	92,158	8,197,454
		79,431,512
Oil, Gas & Consumable Fuels–2.59%
APA	116,026	2,509,642
Cabot Oil & Gas	122,496	2,138,780
Chevron	569,616	59,661,580
ConocoPhillips	398,452	24,265,727
Devon Energy	177,114	5,169,958
Diamondback Energy	49,100	4,609,999
EOG Resources	171,202	14,285,095
Exxon Mobil	1,249,210	78,800,167
Hess	84,020	7,336,626
Kinder Morgan	569,781	10,387,108
Marathon Oil	240,129	3,270,557
Marathon Petroleum	190,730	11,523,907
Occidental Petroleum	244,838	7,656,084
ONEOK	129,877	7,226,356
Phillips 66	127,871	10,973,889
Pioneer Natural Resources	67,814	11,021,131
Valero Energy	119,445	9,326,266
Williams	354,718	9,417,763
		279,580,635
Personal Products–0.20%
Estee Lauder Class A	67,567	21,491,711
		21,491,711
Pharmaceuticals–3.61%
Bristol-Myers Squibb	660,466	44,132,338
†Catalent	50,600	5,470,872
Eli Lilly & Co.	234,528	53,828,866
Johnson & Johnson	776,081	127,851,584
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Pharmaceuticals (continued)
Merck & Co.	746,381	$ 58,046,050
†Organon	74,638	2,258,546
Perrigo	43,151	1,978,473
Pfizer	1,645,548	64,439,660
Viatris	370,751	5,298,032
Zoetis	139,821	26,057,042
		389,361,463
Professional Services–0.41%
Equifax	35,518	8,506,916
IHS Markit	109,100	12,291,206
Jacobs Engineering Group	39,834	5,314,652
Leidos Holdings	41,100	4,155,210
Nielsen Holdings	109,700	2,706,299
Robert Half International	35,017	3,115,463
Verisk Analytics	47,500	8,299,200
		44,388,946
Real Estate Management & Development–0.08%
†CBRE Group Class A	97,976	8,399,482
		8,399,482
Road & Rail–0.96%
CSX	672,912	21,587,017
JB Hunt Transport Services	25,700	4,187,815
Kansas City Southern	27,438	7,775,106
Norfolk Southern	74,032	19,648,833
Old Dominion Freight Line	27,900	7,081,020
Union Pacific	197,502	43,436,615
		103,716,406
Semiconductors & Semiconductor Equipment–5.70%
†Advanced Micro Devices	296,600	27,859,638
Analog Devices	78,674	13,544,516
Applied Materials	270,353	38,498,267
Broadcom	120,385	57,404,383
†Enphase Energy	38,800	7,124,844
Intel	1,191,028	66,864,312
KLA	44,921	14,563,838
Lam Research	42,050	27,361,935
†Maxim Integrated Products	128,174	13,504,413
Microchip Technology	80,003	11,979,649
†Micron Technology	329,259	27,980,430
Monolithic Power Systems	13,000	4,854,850
NVIDIA	183,910	147,146,391
NXP Semiconductors	81,300	16,725,036
†Qorvo	32,700	6,397,755
QUALCOMM	334,824	47,856,394
Skyworks Solutions	49,600	9,510,800
Teradyne	51,000	6,831,960
Texas Instruments	271,324	52,175,605
†Xilinx	112,155	16,222,099
		614,407,115

LVIP SSGA S&P 500 Index Fund–8

LVIP SSGA S&P 500 Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software–8.83%
†Adobe	141,400	$ 82,809,496
†ANSYS	26,400	9,162,384
†Autodesk	64,603	18,857,616
†Cadence Design Systems	81,600	11,164,512
Citrix Systems	37,856	4,439,373
†Fortinet	39,600	9,432,324
Intuit	80,640	39,527,309
Microsoft	2,227,488	603,426,499
NortonLifeLock	178,125	4,848,562
Oracle	535,378	41,673,824
†Paycom Software	15,100	5,488,397
†PTC	32,100	4,534,446
†salesforce.com	273,136	66,718,931
†ServiceNow	57,700	31,709,035
†Synopsys	44,600	12,300,234
†Tyler Technologies	12,400	5,609,388
		951,702,330
Specialty Retail–2.18%
Advance Auto Parts	19,500	4,000,230
†AutoZone	6,327	9,441,276
Best Buy	67,177	7,724,011
†CarMax	50,409	6,510,322
Gap	63,450	2,135,092
Home Depot	313,785	100,062,899
L Brands	72,043	5,191,419
Lowe's	208,297	40,403,369
†O'Reilly Automotive	20,457	11,582,958
Ross Stores	104,326	12,936,424
TJX	353,292	23,818,947
Tractor Supply	33,500	6,233,010
†Ulta Beauty	15,900	5,497,743
		235,537,700
Technology Hardware, Storage & Peripherals–6.21%
Apple	4,639,256	635,392,502
Hewlett Packard Enterprise	395,576	5,767,498
HP	351,276	10,605,022
NetApp	68,643	5,616,370
Seagate Technology Holdings	60,272	5,299,717
†Western Digital	93,534	6,656,815
		669,337,924
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Textiles, Apparel & Luxury Goods–0.72%
Hanesbrands	107,100	$ 1,999,557
NIKE Class B	374,968	57,928,806
†PVH	22,033	2,370,531
Ralph Lauren	14,772	1,740,289
†Tapestry	85,234	3,705,974
†Under Armour Class A	57,900	1,224,585
†Under Armour Class C	59,852	1,111,452
VF	98,252	8,060,594
		78,141,788
Tobacco–0.66%
Altria Group	547,101	26,085,775
Philip Morris International	459,116	45,502,987
		71,588,762
Trading Companies & Distributors–0.20%
Fastenal	167,706	8,720,712
†United Rentals	22,200	7,082,022
WW Grainger	13,253	5,804,814
		21,607,548
Water Utilities–0.08%
American Water Works	52,900	8,153,477
		8,153,477
Wireless Telecommunication Services–0.23%
†T-Mobile	171,815	24,883,966
		24,883,966
Total Common Stock (Cost $3,536,321,444)		10,735,774,465

MONEY MARKET FUND–0.40%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 0.03%)	42,365,671	42,365,671
Total Money Market Fund (Cost $42,365,671)		42,365,671

TOTAL INVESTMENTS–99.97% (Cost $3,578,687,115)	10,778,140,136
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.03%	3,721,784
NET ASSETS APPLICABLE TO 388,940,827 SHARES OUTSTANDING–100.00%	$10,781,861,920
NET ASSET VALUE PER SHARE–LVIP SSGA S&P 500 INDEX FUND STANDARD CLASS ($8,806,214,311 / 317,546,426 Shares)	$27.732
NET ASSET VALUE PER SHARE–LVIP SSGA S&P 500 INDEX FUND SERVICE CLASS ($1,975,647,609 / 71,394,401 Shares)	$27.672
LVIP SSGA S&P 500 Index Fund–9

LVIP SSGA S&P 500 Index Fund
Statement of Net Assets (continued)
COMPONENTS OF NET ASSETS AT JUNE 30, 2021:
Shares of beneficial interest (unlimited authorization–no par)	$ 2,975,229,413
Distributable earnings/(accumulated loss)	7,806,632,507
TOTAL NET ASSETS	$10,781,861,920

† Non-income producing.
✱ Considered an affiliated investment. See Note 2 in “Notes.”
★ Includes $2,728,000 cash collateral held at broker for futures contracts, $81,837 variation margin due from broker on futures contracts, $3,713,572 payable for fund shares redeemed, $512,673 other accrued expenses payable and $2,143,496 due to manager and affiliates as of June 30, 2021.

The following futures contracts were outstanding at June 30, 2021:
Futures Contract1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contract:
248	E-mini S&P 500 Index	$53,178,640	$51,975,847	9/17/21	$1,202,793	$—
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2021.

Summary of Abbreviations:
IT–Information Technology
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA S&P 500 Index Fund–10

LVIP SSGA S&P 500 Index Fund
Statement of Operations
Six Months Ended June 30, 2021 (unaudited)
INVESTMENT INCOME:
Dividends from unaffiliated investments	$ 76,194,106
Dividends from affiliated investments	48,918
Foreign taxes withheld	(6,860)
76,236,164
EXPENSES:
Management fees	8,640,412
Distribution fees-Service Class	2,321,986
Shareholder servicing fees	1,512,147
Accounting and administration expenses	834,169
Index fees	482,799
Trustees’ fees and expenses	114,299
Reports and statements to shareholders	92,577
Professional fees	92,025
Custodian fees	21,512
Pricing fees	4,365
Consulting fees	4,112
Other	92,449
14,212,852
Less:
Management fees waived	(9,917)
Total operating expenses	14,202,935
NET INVESTMENT INCOME	62,033,229
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Sale of affiliated investments	129,393
Sale of unaffiliated investments	493,916,638
Futures contracts	10,215,161
Net realized gain	504,261,192
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	590,410
Unaffiliated investments	913,045,868
Futures contracts	(175,746)
Net change in unrealized appreciation (depreciation)	913,460,532
NET REALIZED AND UNREALIZED GAIN	1,417,721,724
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,479,754,953
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA S&P 500 Index Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/21 (unaudited)	Year Ended 12/31/20
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 62,033,229	$ 139,562,006
Net realized gain	504,261,192	216,050,370
Net change in unrealized appreciation (depreciation)	913,460,532	1,325,228,058
Net increase in net assets resulting from operations	1,479,754,953	1,680,840,434
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(228,892,853)
Service Class	—	(43,602,135)
	—	(272,494,988)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	174,607,905	1,159,172,722
Service Class	95,366,020	255,378,195
Reinvestment of dividends and distributions:
Standard Class	—	228,892,853
Service Class	—	43,602,135
	269,973,925	1,687,045,905
Cost of shares redeemed:
Standard Class	(1,097,640,472)	(1,756,311,417)
Service Class	(151,773,020)	(282,561,244)
	(1,249,413,492)	(2,038,872,661)
Decrease in net assets derived from capital share transactions	(979,439,567)	(351,826,756)
NET INCREASE IN NET ASSETS	500,315,386	1,056,518,690
NET ASSETS:
Beginning of period	10,281,546,534	9,225,027,844
End of period	$10,781,861,920	$10,281,546,534
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA S&P 500 Index Fund–11

LVIP SSGA S&P 500 Index Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA S&P 500 Index Fund Standard Class
	Six Months Ended 6/30/21[1] (unaudited)	Year Ended
		12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$ 24.087	$ 20.989	$ 16.898	$ 18.385	$ 15.562	$ 14.395
Income (loss) from investment operations:
Net investment income[2]	0.158	0.330	0.343	0.320	0.306	0.284
Net realized and unrealized gain (loss)	3.487	3.424	4.863	(1.110)	3.035	1.399
Total from investment operations	3.645	3.754	5.206	(0.790)	3.341	1.683
Less dividends and distributions from:
Net investment income	—	(0.350)	(0.334)	(0.349)	(0.330)	(0.307)
Net realized gain	—	(0.306)	(0.781)	(0.348)	(0.188)	(0.209)
Total dividends and distributions	—	(0.656)	(1.115)	(0.697)	(0.518)	(0.516)
Net asset value, end of period	$ 27.732	$ 24.087	$ 20.989	$ 16.898	$ 18.385	$ 15.562
Total return[3]	15.13%	18.03%	31.20%	(4.64%)	21.57%	11.76%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$8,806,214	$8,511,057	$7,701,580	$5,750,684	$6,790,531	$5,998,455
Ratio of expenses to average net assets	0.23%	0.23%	0.23%	0.24%	0.23%	0.21%
Ratio of net investment income to average net assets	1.23%	1.58%	1.76%	1.69%	1.79%	1.92%
Portfolio turnover	1%	7%	3%	3%	3%	4%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA S&P 500 Index Fund–12

LVIP SSGA S&P 500 Index Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA S&P 500 Index Fund Service Class
	Six Months Ended 6/30/21[1] (unaudited)	Year Ended
		12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$ 24.065	$ 20.977	$ 16.894	$ 18.378	$ 15.560	$ 14.396
Income (loss) from investment operations:
Net investment income[2]	0.126	0.277	0.294	0.272	0.263	0.247
Net realized and unrealized gain (loss)	3.481	3.414	4.857	(1.107)	3.031	1.396
Total from investment operations	3.607	3.691	5.151	(0.835)	3.294	1.643
Less dividends and distributions from:
Net investment income	—	(0.297)	(0.287)	(0.301)	(0.288)	(0.270)
Net realized gain	—	(0.306)	(0.781)	(0.348)	(0.188)	(0.209)
Total dividends and distributions	—	(0.603)	(1.068)	(0.649)	(0.476)	(0.479)
Net asset value, end of period	$ 27.672	$ 24.065	$ 20.977	$ 16.894	$ 18.378	$ 15.560
Total return[3]	14.99%	17.74%	30.87%	(4.88%)	21.27%	11.48%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,975,648	$1,770,490	$1,523,447	$1,155,288	$1,250,684	$1,034,016
Ratio of expenses to average net assets	0.48%	0.48%	0.48%	0.49%	0.48%	0.46%
Ratio of net investment income to average net assets	0.98%	1.33%	1.51%	1.44%	1.54%	1.67%
Portfolio turnover	1%	7%	3%	3%	3%	4%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA S&P 500 Index Fund–13

LVIP SSGA S&P 500 Index Fund
Notes to Financial Statements
June 30, 2021 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is as a Delaware statutory trust. The Trust consists of 105 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP SSGA S&P 500 Index Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek to approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500® Index.
The S&P 500® Index is a product of S&P Dow Jones Indices LLC or its affiliates ("SPDJI", and has been licensed for use by the investment adviser on behalf of the Fund. Standard & Poor's® and S&P® are registered trademarks of Standard & Poor's Financial Services LLC ("S&P"); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones"); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by the investment adviser on behalf of the Fund. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in the Fund nor do they have any liability for any errors, omissions, or interruptions of the S&P 500® Index.
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Short-term debt securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.
 Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2021 and for all open tax years (years ended December 31, 2017-December 31, 2020), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2021, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
LVIP SSGA S&P 500 Index Fund–14

LVIP SSGA S&P 500 Index Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2021.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.24% of the first $500 million of the Fund’s average daily net assets; 0.20% of the next $500 million; and 0.16% of the Fund’s average daily net assets in excess of $1 billion.   LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.002% of the first $1 billion of the Fund’s average daily net assets.   The agreement will continue at least through April 30, 2022, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.   The management fee, net of waivers, is calculated daily and paid monthly.
SSGA Funds Management, Inc. (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2021, costs for these administrative and legal services were as follows:
Administrative	$311,917
Legal	49,605
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $38,560 for the six months ended June 30, 2021.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
LVIP SSGA S&P 500 Index Fund–15

LVIP SSGA S&P 500 Index Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
At June 30, 2021, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LIAC	$1,449,727
Distribution fees payable to LFD	401,086
Printing and mailing fees payable to Lincoln Life	38,560
Shareholder servicing fees payable to Lincoln Life	254,123
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
The Fund has investments in Lincoln National Corporation, the parent company of LIAC. Investments in companies considered to be affiliates of the Fund and the corresponding investment activity for the six months ended June 30, 2021 were as follows:
	Value 12/31/20	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/21	Number of Shares 06/30/21	Dividends	Capital Gain Distributions
COMMON STOCK-0.03%@
Insurance-0.03%@
Lincoln National	$3,050,597	$—	$261,666	$129,393	$590,410	$3,508,734	55,836	$48,918	$—

@ As a percentage of Net Assets as of June 30, 2021.
3. Investments
For the six months ended June 30, 2021, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$ 82,995,582
Sales	961,712,550
At June 30, 2021, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2021, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$3,581,067,056
Aggregate unrealized appreciation of investments and derivatives	$7,301,539,645
Aggregate unrealized depreciation of investments and derivatives	(103,263,770)
Net unrealized appreciation of investments and derivatives	$7,198,275,875
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2021.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
LVIP SSGA S&P 500 Index Fund–16

LVIP SSGA S&P 500 Index Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$10,735,774,465	$—	$—	$10,735,774,465
Money Market Fund	42,365,671	—	—	42,365,671
Total Investments	$10,778,140,136	$—	$—	$10,778,140,136
Derivatives:

Assets:
Futures Contract	$1,202,793	$—	$—	$1,202,793
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/21	12/31/20
Shares sold:
Standard Class	6,793,045	61,074,561
Service Class	3,693,182	12,673,917
Shares reinvested:
Standard Class	—	9,899,584
Service Class	—	1,889,858
	10,486,227	85,537,920
Shares redeemed:
Standard Class	(42,593,820)	(84,563,245)
Service Class	(5,870,349)	(13,618,301)
	(48,464,169)	(98,181,546)
Net decrease	(37,977,942)	(12,643,626)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $300,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. In addition, certain Participants, including the Fund, is subject to an up-front fee of 0.10% of the sum of commitments. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 16, 2022.
The Fund had no amounts outstanding as of June 30, 2021, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
LVIP SSGA S&P 500 Index Fund–17

LVIP SSGA S&P 500 Index Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2021, the Fund used futures contracts to facilitate investments in portfolio securities; as a cash management tool and to reduce transaction costs.
Fair values of derivative instruments as of June 30, 2021 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$1,202,793	Receivables and other assets net of liabilities	$—
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2021 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$10,215,161	$(175,746)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2021.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$75,566,140	$—
7. Risk Factors
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2021. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was
LVIP SSGA S&P 500 Index Fund–18

LVIP SSGA S&P 500 Index Fund
Notes to Financial Statements (continued)
 7. Risk Factors (continued)
first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP SSGA S&P 500 Index Fund–19

LVIP SSGA S&P 500 Index Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 8-9, 2021, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2020 through December 31, 2020. During the period covered by the report, there was one liquidity event due to an extended Taiwanese foreign holiday in February 2020 that caused the LVIP SSGA Emerging Markets Equity Index Fund to classify its Taiwanese securities as illiquid for one day, which caused the Fund to exceed the 15% limit on illiquid securities on that day. The LVIP SSGA Emerging Markets Equity Index Fund was under the 15% limitation the following business day, and there was no impact on the Fund ability to timely meet redemptions. There were no additional liquidity events that impacted the Fund or its respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP SSGA S&P 500 Index Fund–20

LVIP SSGA Short-Term Bond Index Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2021

LVIP SSGA Short-Term Bond Index Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP SSGA Short-Term Bond Index Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2021 to June 30, 2021
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021 to June 30, 2021.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect expense reimbursements in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/21	Ending Account Value 6/30/21	Annualized Expense Ratio	Expenses Paid During Period 1/1/21 to 6/30/21*
Actual
Standard Class Shares	$1,000.00	$1,000.40	0.36%	$1.79
Service Class Shares	1,000.00	999.10	0.61%	3.02
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.00	0.36%	$1.81
Service Class Shares	1,000.00	1,021.80	0.61%	3.06

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP SSGA Short-Term Bond Index Fund–1

LVIP SSGA Short-Term Bond Index Fund
Security Type/Sector Allocation and Credit Quality Ratings (unaudited)
As of June 30, 2021
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Corporate Bonds	99.05%
Advertising	0.08%
Aerospace & Defense	1.82%
Agriculture	0.99%
Airlines	0.20%
Auto Manufacturers	4.51%
Auto Parts & Equipment	0.11%
Banks	35.84%
Beverages	1.44%
Biotechnology	0.76%
Building Materials	0.23%
Chemicals	0.81%
Commercial Services	0.64%
Computers	3.87%
Cosmetics & Personal Care	0.63%
Diversified Financial Services	4.86%
Electric	4.54%
Electronics	0.51%
Environmental Control	0.17%
Food	0.96%
Forest Products & Paper	0.16%
Gas	0.50%
Health Care Products	0.21%
Health Care Services	1.47%
Home Builders	0.51%
Home Furnishings	0.08%
Household Products Wares	0.22%
Insurance	1.58%
Internet	1.35%
Investment Company Security	0.33%
Iron & Steel	0.08%
Lodging	0.10%
Machinery Construction & Mining	0.87%
Machinery Diversified	1.10%
Media	1.82%
Metal Fabricate & Hardware	0.10%
Mining	0.08%
Miscellaneous Manufacturing	0.60%
Oil & Gas	4.80%
Oil & Gas Services	0.46%
Packaging & Containers	0.25%
Pharmaceuticals	5.59%
Pipelines	3.13%
Real Estate Investment Trusts	2.00%
Retail	1.29%
Savings & Loans	0.08%
Security Type/Sector	Percentage of Net Assets
Semiconductors	1.45%
Software	2.74%
Telecommunications	1.89%
Textiles	0.08%
Toys Games Hobby	0.10%
Transportation	1.06%
Money Market Fund	1.03%
Total Investments	100.08%
Liabilities Net of Receivables and Other Assets	(0.08%)
Total Net Assets	100.00%
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Credit Quality Ratings (as a % of fixed income investments)#
AAA	0.93%
AA	21.92%
A	42.26%
BBB	34.89%
Total	100.00%

#	For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s Rating Services (“S&P”) or Moody’s Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.

LVIP SSGA Short-Term Bond Index Fund–2

LVIP SSGA Short-Term Bond Index Fund
Statement of Net Assets
June 30, 2021 (unaudited)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS–99.05%
Advertising–0.08%
WPP Finance 3.63% 9/7/22	200,000	$ 207,214
		207,214
Aerospace & Defense–1.82%
Boeing
1.17% 2/4/23	220,000	220,912
1.43% 2/4/24	1,000,000	1,002,646
1.95% 2/1/24	250,000	255,991
2.13% 3/1/22	200,000	202,026
2.70% 5/1/22	240,000	245,053
4.51% 5/1/23	750,000	799,571
General Dynamics
2.25% 11/15/22	150,000	153,340
3.38% 5/15/23	350,000	369,078
L3Harris Technologies 3.85% 6/15/23	300,000	318,873
Northrop Grumman 3.25% 8/1/23	300,000	317,255
Raytheon Technologies
2.50% 12/15/22	200,000	205,152
3.20% 3/15/24	250,000	265,946
Teledyne Technologies 0.95% 4/1/24	250,000	250,392
		4,606,235
Agriculture–0.99%
Altria Group 4.00% 1/31/24	350,000	379,462
Bunge Limited Finance 3.00% 9/25/22	200,000	205,422
Philip Morris International
1.13% 5/1/23	635,000	643,347
2.38% 8/17/22	200,000	204,514
2.50% 11/2/22	250,000	256,691
2.88% 5/1/24	250,000	265,559
Reynolds American 4.85% 9/15/23	500,000	545,315
		2,500,310
Airlines–0.20%
Southwest Airlines 4.75% 5/4/23	460,000	493,459
		493,459
Auto Manufacturers–4.51%
American Honda Finance
0.40% 10/21/22	250,000	250,277
0.65% 9/8/23	190,000	190,837
0.88% 7/7/23	365,000	368,288
2.05% 1/10/23	550,000	564,464
2.60% 11/16/22	200,000	206,423
3.55% 1/12/24	250,000	268,850
General Motors
4.88% 10/2/23	750,000	817,076
5.40% 10/2/23	600,000	660,799
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Manufacturers (continued)
General Motors Financial
1.05% 3/8/24	895,000	$ 900,133
1.70% 8/18/23	455,000	464,391
3.25% 1/5/23	250,000	259,430
3.55% 7/8/22	200,000	206,427
4.15% 6/19/23	350,000	371,723
5.20% 3/20/23	375,000	403,794
PACCAR Financial
0.35% 8/11/23	400,000	399,430
0.35% 2/2/24	80,000	79,574
0.80% 6/8/23	30,000	30,249
1.90% 2/7/23	200,000	204,913
2.00% 9/26/22	65,000	66,326
2.65% 4/6/23	65,000	67,593
Stellantis 5.25% 4/15/23	500,000	539,140
Toyota Motor 2.16% 7/2/22	305,000	310,868
Toyota Motor Credit
0.35% 10/14/22	250,000	250,350
0.40% 4/6/23	145,000	145,039
0.45% 1/11/24	350,000	348,852
0.50% 8/14/23	1,060,000	1,062,062
0.50% 6/18/24	250,000	248,900
0.68% 3/25/24	300,000	300,508
2.70% 1/11/23	350,000	362,651
2.90% 3/30/23	630,000	658,033
3.45% 9/20/23	350,000	372,040
		11,379,440
Auto Parts & Equipment–0.11%
Magna International 3.63% 6/15/24	250,000	269,492
		269,492
Banks–35.84%
Australia & New Zealand Banking Group
2.05% 11/21/22	500,000	512,142
2.63% 11/9/22	200,000	206,406
Banco Bilbao Vizcaya Argentaria 0.88% 9/18/23	450,000	451,556
Banco Santander
0.70% 6/30/24	550,000	551,098
3.13% 2/23/23	200,000	208,336
3.85% 4/12/23	400,000	423,285
Bank of America
μ0.52% 6/14/24	750,000	749,842
μ0.81% 10/24/24	600,000	602,497
μ0.98% 4/22/25	700,000	702,243
μ1.49% 5/19/24	950,000	966,216
2.50% 10/21/22	100,000	100,670
μ2.82% 7/21/23	250,000	256,218
μ3.00% 12/20/23	1,100,000	1,139,983
3.30% 1/11/23	500,000	521,875
μ3.46% 3/15/25	750,000	801,588
μ3.55% 3/5/24	700,000	735,474
LVIP SSGA Short-Term Bond Index Fund–3

LVIP SSGA Short-Term Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Bank of America (continued)
μ3.86% 7/23/24	1,000,000	$ 1,066,258
4.10% 7/24/23	300,000	322,345
4.13% 1/22/24	750,000	816,587
Bank of Montreal
0.45% 12/8/23	355,000	356,279
2.05% 11/1/22	290,000	296,735
2.35% 9/11/22	550,000	563,836
2.55% 11/6/22	200,000	205,608
4.34% 10/5/28	250,000	268,513
Bank of New York Mellon
0.35% 12/7/23	415,000	414,478
0.50% 4/26/24	500,000	499,475
1.85% 1/27/23	190,000	194,431
1.95% 8/23/22	210,000	214,028
2.20% 8/16/23	300,000	310,675
3.45% 8/11/23	350,000	372,765
3.50% 4/28/23	150,000	158,713
Bank of Nova Scotia
0.55% 9/15/23	350,000	350,736
0.70% 4/15/24	250,000	250,282
1.63% 5/1/23	450,000	459,880
1.95% 2/1/23	200,000	205,048
2.00% 11/15/22	200,000	204,522
2.38% 1/18/23	200,000	206,209
3.40% 2/11/24	500,000	536,072
Barclays
1.01% 12/10/24	740,000	742,639
3.68% 1/10/23	300,000	305,132
μ3.93% 5/7/25	250,000	269,876
μ4.34% 5/16/24	450,000	479,784
BNP Paribas 3.25% 3/3/23	250,000	261,938
BPCE SA 4.00% 4/15/24	350,000	381,948
Canadian Imperial Bank of Commerce
0.45% 6/22/23	185,000	184,918
0.50% 12/14/23	250,000	249,318
0.95% 6/23/23	755,000	761,714
μ2.61% 7/22/23	400,000	409,192
3.10% 4/2/24	250,000	265,636
Citigroup
μ0.78% 10/30/24	250,000	250,624
μ0.98% 5/1/25	875,000	877,082
μ1.68% 5/15/24	700,000	714,792
2.70% 10/27/22	750,000	771,805
μ2.88% 7/24/23	1,000,000	1,025,675
3.50% 5/15/23	500,000	527,124
μ4.04% 6/1/24	850,000	905,337
Comerica 3.70% 7/31/23	300,000	318,862
Cooperatieve Rabobank
0.38% 1/12/24	575,000	572,615
2.75% 1/10/23	250,000	259,242
3.95% 11/9/22	500,000	523,422
Credit Suisse
0.50% 2/2/24	290,000	288,805
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Credit Suisse (continued)
1.00% 5/5/23	1,200,000	$ 1,212,947
Credit Suisse Group Funding Guernsey 3.80% 9/15/22	500,000	520,291
Deutsche Bank
μ1.45% 4/1/25	250,000	251,503
μ2.22% 9/18/24	815,000	837,022
3.30% 11/16/22	300,000	310,791
3.95% 2/27/23	150,000	157,509
Deutsche Bank 0.90% 5/28/24	150,000	149,317
Discover Bank
3.35% 2/6/23	300,000	312,527
4.20% 8/8/23	250,000	269,190
Fifth Third Bancorp
1.63% 5/5/23	70,000	71,395
3.65% 1/25/24	500,000	535,547
Fifth Third Bank 1.80% 1/30/23	250,000	255,465
First Horizon National 3.55% 5/26/23	100,000	105,201
μFirst Republic Bank 1.91% 2/12/24	250,000	255,428
FNB 2.20% 2/24/23	170,000	172,661
Goldman Sachs Group
0.52% 3/8/23	220,000	220,192
μ0.63% 11/17/23	635,000	635,189
μ0.66% 9/10/24	400,000	399,340
μ0.67% 3/8/24	1,350,000	1,352,412
μ2.91% 7/24/23	600,000	615,055
3.20% 2/23/23	200,000	208,655
3.63% 1/22/23	350,000	367,433
3.63% 2/20/24	350,000	375,189
4.00% 3/3/24	350,000	380,144
HSBC Holdings
μ0.98% 5/24/25	850,000	849,286
μ3.03% 11/22/23	650,000	673,243
3.60% 5/25/23	350,000	370,593
μ3.80% 3/11/25	750,000	806,463
μ3.95% 5/18/24	400,000	424,913
Huntington National Bank
1.80% 2/3/23	250,000	255,405
3.55% 10/6/23	250,000	266,596
ING Groep 4.10% 10/2/23	500,000	539,209
JPMorgan Chase & Co.
μ0.56% 2/16/25	670,000	666,342
μ0.65% 9/16/24	265,000	265,154
μ0.70% 3/16/24	1,000,000	1,003,038
μ0.82% 6/1/25	675,000	673,706
μ0.97% 6/23/25	1,000,000	1,001,182
μ1.51% 6/1/24	1,200,000	1,223,660
3.20% 1/25/23	250,000	261,140
3.25% 9/23/22	300,000	310,816
3.38% 5/1/23	700,000	736,858
μ3.56% 4/23/24	550,000	579,952

LVIP SSGA Short-Term Bond Index Fund–4

LVIP SSGA Short-Term Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
JPMorgan Chase & Co. (continued)
μ3.80% 7/23/24	1,000,000	$ 1,065,529
μ4.02% 12/5/24	600,000	647,596
KeyBank
μ0.42% 1/3/24	250,000	250,037
μ0.43% 6/14/24	250,000	250,189
1.25% 3/10/23	450,000	456,618
2.30% 9/14/22	150,000	153,569
Lloyds Banking Group
0.70% 5/11/24	315,000	315,847
μ2.91% 11/7/23	500,000	515,556
3.90% 3/12/24	250,000	270,910
4.05% 8/16/23	550,000	589,651
Mitsubishi UFJ Financial Group
0.85% 9/15/24	1,350,000	1,357,145
2.62% 7/18/22	550,000	563,547
2.67% 7/25/22	250,000	256,201
3.46% 3/2/23	150,000	157,547
3.76% 7/26/23	600,000	641,037
μMizuho Financial Group
0.85% 9/8/24	900,000	904,339
1.24% 7/10/24	500,000	506,890
2.72% 7/16/23	200,000	204,756
Morgan Stanley
μ0.53% 1/25/24	500,000	499,747
μ0.56% 11/10/23	375,000	375,473
μ0.73% 4/5/24	480,000	481,006
μ0.79% 5/30/25	500,000	498,235
μ3.74% 4/24/24	800,000	846,085
3.75% 2/25/23	750,000	790,360
3.88% 4/29/24	1,150,000	1,250,767
4.10% 5/22/23	750,000	798,592
4.88% 11/1/22	400,000	422,581
MUFG Union Bank 2.10% 12/9/22	250,000	255,761
National Australia Bank
1.88% 12/13/22	250,000	255,756
3.63% 6/20/23	750,000	795,224
National Bank of Canada
0.90% 8/15/23	250,000	251,369
2.10% 2/1/23	250,000	256,487
μNatwest Group
4.27% 3/22/25	500,000	542,342
4.52% 6/25/24	400,000	429,432
PNC Bank
2.70% 11/1/22	250,000	257,415
2.95% 1/30/23	500,000	518,986
3.50% 6/8/23	250,000	264,611
3.80% 7/25/23	300,000	319,756
PNC Financial Services Group 3.50% 1/23/24	250,000	268,359
Regions Financial 3.80% 8/14/23	350,000	373,186
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Royal Bank of Canada
0.43% 1/19/24	345,000	$ 343,894
0.50% 10/26/23	520,000	520,611
1.60% 4/17/23	450,000	459,746
1.95% 1/17/23	205,000	210,086
Royal Bank of Scotland Group
2.36% 5/22/24	400,000	412,141
3.88% 9/12/23	1,120,000	1,196,435
Santander 3.57% 1/10/23	200,000	203,203
Santander Holdings USA
3.40% 1/18/23	250,000	260,283
3.50% 6/7/24	500,000	534,856
μSantander UK Group Holdings
1.09% 3/15/25	1,000,000	1,003,197
4.80% 11/15/24	500,000	546,695
Sumitomo Mitsui Financial Group
0.51% 1/12/24	450,000	448,138
2.78% 7/12/22	250,000	256,388
2.78% 10/18/22	400,000	412,462
3.10% 1/17/23	500,000	521,127
3.75% 7/19/23	350,000	373,245
3.94% 10/16/23	350,000	377,564
Svenska Handelsbanken 3.90% 11/20/23	350,000	379,204
Synchrony Bank 3.00% 6/15/22	300,000	306,762
Synovus Financial 3.13% 11/1/22	250,000	257,087
Toronto-Dominion Bank
0.25% 1/6/23	210,000	209,794
0.30% 6/2/23	250,000	250,075
0.45% 9/11/23	1,000,000	1,001,019
0.55% 3/4/24	250,000	249,821
0.75% 6/12/23	460,000	463,177
2.65% 6/12/24	350,000	370,466
3.50% 7/19/23	300,000	318,887
Truist Bank
1.25% 3/9/23	900,000	913,385
2.45% 8/1/22	200,000	204,326
3.00% 2/2/23	250,000	260,009
μ3.69% 8/2/24	250,000	266,546
Truist Financial
2.20% 3/16/23	250,000	257,356
3.75% 12/6/23	350,000	376,453
U.S. Bancorp
2.95% 7/15/22	350,000	359,091
3.38% 2/5/24	250,000	267,744
U.S. Bank
1.95% 1/9/23	250,000	255,998
2.85% 1/23/23	250,000	259,347
3.40% 7/24/23	450,000	476,869
Wells Fargo & Co.
μ0.81% 5/19/25	60,000	59,869
μ1.65% 6/2/24	1,275,000	1,302,269

LVIP SSGA Short-Term Bond Index Fund–5

LVIP SSGA Short-Term Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Wells Fargo & Co. (continued)
3.45% 2/13/23	250,000	$ 262,074
3.75% 1/24/24	1,250,000	1,344,312
4.13% 8/15/23	500,000	537,657
Wells Fargo Bank 3.55% 8/14/23	650,000	691,993
Westpac Banking
2.00% 1/13/23	195,000	200,092
2.75% 1/11/23	450,000	466,747
3.30% 2/26/24	500,000	535,760
		90,471,097
Beverages–1.44%
Constellation Brands 4.25% 5/1/23	647,000	690,143
Diageo Capital 2.63% 4/29/23	600,000	622,121
Keurig Dr Pepper
0.75% 3/15/24	335,000	335,365
3.13% 12/15/23	500,000	530,592
4.06% 5/25/23	251,000	267,569
Molson Coors Beverage 3.50% 5/1/22	200,000	205,260
PepsiCo
0.40% 10/7/23	515,000	515,502
0.75% 5/1/23	265,000	267,263
3.10% 7/17/22	200,000	205,020
		3,638,835
Biotechnology–0.76%
Biogen 3.63% 9/15/22	200,000	207,787
Gilead Sciences
0.75% 9/29/23	465,000	465,230
2.50% 9/1/23	500,000	520,560
Illumina 0.55% 3/23/23	125,000	125,197
Royalty Pharma 0.75% 9/2/23	585,000	586,718
		1,905,492
Building Materials–0.23%
Fortune Brands Home & Security 4.00% 9/21/23	250,000	267,577
Lennox International 3.00% 11/15/23	305,000	319,656
		587,233
Chemicals–0.81%
DuPont de Nemours 4.21% 11/15/23	400,000	433,325
Eastman Chemical 3.60% 8/15/22	200,000	205,540
Ecolab 2.38% 8/10/22	200,000	204,182
Linde 2.20% 8/15/22	350,000	355,814
LYB International Finance 4.00% 7/15/23	142,000	151,742
Mosaic 3.25% 11/15/22	200,000	207,036
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Chemicals (continued)
Nutrien
1.90% 5/13/23	85,000	$ 87,071
3.50% 6/1/23	200,000	209,424
Sherwin-Williams 4.20% 1/15/22	200,000	202,153
		2,056,287
Commercial Services–0.64%
Cintas No. 2 2.90% 4/1/22	100,000	101,784
Equifax 3.60% 8/15/21	185,000	185,735
Global Payments 4.00% 6/1/23	200,000	212,419
Moody's 2.63% 1/15/23	200,000	206,461
PayPal Holdings
1.35% 6/1/23	395,000	401,996
2.20% 9/26/22	280,000	286,670
RELX Capital 3.50% 3/16/23	200,000	209,706
		1,604,771
Computers–3.87%
Apple
0.75% 5/11/23	935,000	943,167
1.70% 9/11/22	750,000	763,190
2.10% 9/12/22	450,000	459,376
2.40% 1/13/23	200,000	206,470
2.40% 5/3/23	1,000,000	1,037,880
2.85% 2/23/23	500,000	519,272
3.45% 5/6/24	500,000	541,231
Dell International 5.45% 6/15/23	1,050,000	1,139,107
DXC Technology 4.25% 4/15/24	350,000	379,630
Hewlett Packard Enterprise
1.45% 4/1/24	500,000	508,508
2.25% 4/1/23	300,000	308,895
4.40% 10/15/22	400,000	417,390
4.45% 10/2/23	250,000	270,362
HP 4.05% 9/15/22	250,000	260,878
International Business Machines
1.88% 8/1/22	400,000	406,784
2.88% 11/9/22	200,000	206,956
3.00% 5/15/24	500,000	532,871
3.38% 8/1/23	500,000	530,941
3.63% 2/12/24	250,000	269,343
Leidos 2.95% 5/15/23	55,000	57,195
		9,759,446
Cosmetics & Personal Care–0.63%
Colgate-Palmolive 2.25% 11/15/22	250,000	256,668
Procter & Gamble
2.15% 8/11/22	450,000	459,491
3.10% 8/15/23	200,000	211,960

LVIP SSGA Short-Term Bond Index Fund–6

LVIP SSGA Short-Term Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Cosmetics & Personal Care (continued)
Unilever Capital
0.38% 9/14/23	300,000	$ 300,042
3.25% 3/7/24	350,000	373,905
		1,602,066
Diversified Financial Services–4.86%
AerCap Ireland Capital
3.30% 1/23/23	550,000	570,434
4.50% 9/15/23	500,000	536,138
4.88% 1/16/24	250,000	272,160
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.13% 7/3/23	250,000	265,244
Affiliated Managers Group 4.25% 2/15/24	350,000	380,305
Air Lease
2.25% 1/15/23	800,000	821,263
2.63% 7/1/22	200,000	203,788
Aircastle
4.40% 9/25/23	250,000	267,621
5.50% 2/15/22	200,000	205,924
Ally Financial
1.45% 10/2/23	235,000	238,498
3.05% 6/5/23	385,000	401,763
4.13% 2/13/22	100,000	102,279
American Express
2.50% 8/1/22	350,000	357,473
2.65% 12/2/22	200,000	206,579
3.40% 2/27/23	650,000	680,515
3.40% 2/22/24	350,000	374,409
3.70% 8/3/23	600,000	638,947
Ameriprise Financial 4.00% 10/15/23	250,000	269,912
Capital One Bank 3.38% 2/15/23	1,000,000	1,046,335
Capital One Financial
2.60% 5/11/23	421,000	437,124
3.20% 1/30/23	250,000	260,306
Charles Schwab
0.75% 3/18/24	400,000	402,263
2.65% 1/25/23	200,000	206,745
CME Group 3.00% 9/15/22	200,000	206,385
Discover Financial Services 3.85% 11/21/22	200,000	209,571
Eaton Vance 3.63% 6/15/23	250,000	264,564
Intercontinental Exchange
0.70% 6/15/23	175,000	175,785
3.45% 9/21/23	200,000	212,398
4.00% 10/15/23	350,000	377,166
Jefferies Group 5.13% 1/20/23	150,000	160,284
Nasdaq
0.45% 12/21/22	100,000	99,967
4.25% 6/1/24	250,000	273,409
ORIX 2.90% 7/18/22	200,000	205,198
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Synchrony Financial 2.85% 7/25/22	200,000	$ 204,721
Visa
2.15% 9/15/22	200,000	204,351
2.80% 12/14/22	500,000	516,607
		12,256,431
Electric–4.54%
Ameren Illinois 2.70% 9/1/22	200,000	204,332
American Electric Power 0.75% 11/1/23	185,000	185,096
Berkshire Hathaway Energy 2.80% 1/15/23	300,000	310,315
Black Hills 4.25% 11/30/23	250,000	268,635
CenterPoint Energy 2.50% 9/1/22	200,000	204,459
Consolidated Edison Co. of New York 0.65% 12/1/23	200,000	200,027
Consumers Energy 3.38% 8/15/23	250,000	263,488
Dominion Energy 2.75% 9/15/22	200,000	204,319
DTE Energy
0.55% 11/1/22	395,000	395,763
2.25% 11/1/22	100,000	102,241
2.60% 6/15/22	270,000	275,832
Duke Energy
3.05% 8/15/22	200,000	204,527
3.75% 4/15/24	400,000	430,724
Duke Energy Progress 3.38% 9/1/23	350,000	372,681
Edison International
2.40% 9/15/22	200,000	203,535
3.13% 11/15/22	55,000	56,649
Emera US Finance 0.83% 6/15/24	250,000	248,588
Entergy 4.00% 7/15/22	250,000	257,874
Eversource Energy
2.80% 5/1/23	250,000	259,089
3.80% 12/1/23	250,000	268,303
Exelon 3.50% 6/1/22	500,000	512,623
ITC Holdings 2.70% 11/15/22	200,000	205,605
National Rural Utilities Cooperative Finance
0.35% 2/8/24	360,000	358,621
2.70% 2/15/23	300,000	309,949
NextEra Energy Capital Holdings
0.65% 3/1/23	725,000	727,959
1.95% 9/1/22	200,000	203,649
2.80% 1/15/23	200,000	206,701
Oncor Electric Delivery 7.00% 9/1/22	200,000	215,108
Pacific Gas and Electric
1.37% 3/10/23	165,000	165,008
3.75% 2/15/24	200,000	209,653

LVIP SSGA Short-Term Bond Index Fund–7

LVIP SSGA Short-Term Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Pacific Gas and Electric (continued)
4.25% 8/1/23	250,000	$ 264,864
PSEG Power 3.85% 6/1/23	150,000	159,222
Public Service Enterprise Group 2.65% 11/15/22	400,000	411,651
Public Service of Colorado 2.25% 9/15/22	200,000	202,706
Puget Energy 5.63% 7/15/22	200,000	208,013
Sempra Energy 2.90% 2/1/23	500,000	517,516
Southern
0.60% 2/26/24	115,000	114,673
2.95% 7/1/23	250,000	260,821
Southern California Edison
0.70% 4/3/23	155,000	155,071
1.10% 4/1/24	155,000	156,068
3.50% 10/1/23	250,000	264,240
Virginia Electric and Power 2.75% 3/15/23	300,000	310,387
WEC Energy Group
0.55% 9/15/23	200,000	199,890
0.80% 3/15/24	125,000	125,288
Xcel Energy 0.50% 10/15/23	80,000	79,983
		11,461,746
Electronics–0.51%
Agilent Technologies 3.88% 7/15/23	350,000	371,504
Arrow Electronics 3.50% 4/1/22	200,000	203,303
Flex 5.00% 2/15/23	200,000	213,188
Honeywell International
0.48% 8/19/22	305,000	305,096
2.15% 8/8/22	195,000	198,718
		1,291,809
Environmental Control–0.17%
Republic Services 4.75% 5/15/23	109,000	116,612
Waste Management 2.40% 5/15/23	300,000	310,268
		426,880
Food–0.96%
Campbell Soup 3.65% 3/15/23	300,000	315,609
Conagra Brands 3.20% 1/25/23	131,000	135,394
General Mills 2.60% 10/12/22	500,000	512,990
Hershey 3.38% 5/15/23	200,000	210,608
Kellogg 2.65% 12/1/23	250,000	262,626
Kroger 2.80% 8/1/22	250,000	256,035
McCormick & Co. 2.70% 8/15/22	200,000	204,742
Mondelez International 0.63% 7/1/22	270,000	271,042
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Food (continued)
Tyson Foods 4.50% 6/15/22	250,000	$ 257,185
		2,426,231
Forest Products & Paper–0.16%
Georgia-Pacific 8.00% 1/15/24	350,000	414,481
		414,481
Gas–0.50%
Atmos Energy 0.63% 3/9/23	85,000	85,026
CenterPoint Energy Resources 0.70% 3/2/23	165,000	165,016
National Fuel Gas 3.75% 3/1/23	250,000	260,546
ONE Gas
0.85% 3/11/23	250,000	250,122
1.10% 3/11/24	250,000	250,173
SouthernGas Capital 2.45% 10/1/23	250,000	259,843
		1,270,726
Health Care Products–0.21%
Abbott Laboratories 3.40% 11/30/23	251,000	267,868
DH Europe Finance II Sarl 2.05% 11/15/22	150,000	153,442
Stryker 0.60% 12/1/23	105,000	104,915
		526,225
Health Care Services–1.47%
Aetna
2.75% 11/15/22	200,000	205,393
2.80% 6/15/23	300,000	312,229
Anthem
0.45% 3/15/23	210,000	210,199
3.30% 1/15/23	250,000	260,769
HCA
4.75% 5/1/23	500,000	535,742
5.00% 3/15/24	350,000	386,724
Humana 2.90% 12/15/22	200,000	206,534
Laboratoryof America Holdings 4.00% 11/1/23	250,000	267,268
UnitedHealth Group
0.55% 5/15/24	165,000	164,763
2.38% 10/15/22	150,000	154,003
2.88% 3/15/23	200,000	208,533
3.35% 7/15/22	250,000	257,958
3.50% 6/15/23	500,000	530,216
		3,700,331
Home Builders–0.51%
DR Horton 4.75% 2/15/23	250,000	264,250
Lennar
4.50% 4/30/24	500,000	546,875
4.75% 11/15/22	250,000	261,562

LVIP SSGA Short-Term Bond Index Fund–8

LVIP SSGA Short-Term Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Home Builders (continued)
NVR 3.95% 9/15/22	200,000	$ 206,522
		1,279,209
Home Furnishings–0.08%
Whirlpool 4.70% 6/1/22	200,000	207,758
		207,758
Household Products Wares–0.22%
Church & Dwight 2.45% 8/1/22	200,000	204,060
Clorox 3.05% 9/15/22	350,000	358,971
		563,031
Insurance–1.58%
American International Group 4.88% 6/1/22	400,000	416,369
Aon 2.20% 11/15/22	65,000	66,593
Berkshire Hathaway 2.75% 3/15/23	750,000	778,336
Chubb INA Holdings
2.70% 3/13/23	250,000	259,979
2.88% 11/3/22	250,000	257,408
Equitable Holdings 3.90% 4/20/23	292,000	308,706
Marsh & McLennan 3.30% 3/14/23	250,000	260,918
Marsh & McLennan Companies 3.50% 6/3/24	250,000	268,650
MetLife 4.37% 9/15/23	500,000	541,101
Principal Financial Group 3.13% 5/15/23	200,000	209,550
μPrudential Financial
5.63% 6/15/43	200,000	214,631
5.88% 9/15/42	200,000	211,423
WR Berkley 4.63% 3/15/22	200,000	205,854
		3,999,518
Internet–1.35%
Amazon.com
0.25% 5/12/23	185,000	185,086
0.40% 6/3/23	235,000	235,215
0.45% 5/12/24	585,000	583,704
2.40% 2/22/23	350,000	361,700
2.50% 11/29/22	250,000	256,936
Baidu
2.88% 7/6/22	250,000	255,315
3.50% 11/28/22	200,000	207,446
3.88% 9/29/23	550,000	584,439
Booking Holdings 2.75% 3/15/23	250,000	259,581
E*TRADE Financial 2.95% 8/24/22	200,000	205,416
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Internet (continued)
Expedia Group 3.60% 12/15/23	250,000	$ 265,691
		3,400,529
Investment Company Security–0.33%
Ares Capital
3.50% 2/10/23	200,000	207,501
3.63% 1/19/22	250,000	253,530
Blackstone / GSO Secured Lending Fund 3.65% 7/14/23	100,000	104,239
Owl Rock Capital 5.25% 4/15/24	250,000	273,187
		838,457
Iron & Steel–0.08%
Nucor 4.13% 9/15/22	200,000	207,062
		207,062
Lodging–0.10%
Marriott International 2.30% 1/15/22	250,000	251,779
		251,779
Machinery Construction & Mining–0.87%
ABB Finance USA 2.88% 5/8/22	250,000	255,517
Caterpillar Financial Services
0.25% 3/1/23	165,000	164,624
0.45% 9/14/23	630,000	631,210
0.45% 5/17/24	150,000	149,502
0.65% 7/7/23	400,000	402,267
1.90% 9/6/22	165,000	168,037
1.95% 11/18/22	150,000	153,296
3.65% 12/7/23	250,000	269,237
		2,193,690
Machinery Diversified–1.10%
CNH Industrial 4.50% 8/15/23	250,000	269,522
CNH Industrial Capital 1.95% 7/2/23	180,000	184,520
John Deere Capital
0.25% 1/17/23	200,000	199,941
0.40% 10/10/23	175,000	175,176
0.45% 1/17/24	200,000	199,777
0.45% 6/7/24	165,000	164,483
0.70% 7/5/23	125,000	125,872
1.20% 4/6/23	200,000	203,009
2.15% 9/8/22	250,000	255,463
2.70% 1/6/23	200,000	207,150
2.80% 1/27/23	150,000	155,945
2.80% 3/6/23	250,000	260,494
3.65% 10/12/23	250,000	268,674
Xylem 4.88% 10/1/21	100,000	101,091
		2,771,117

LVIP SSGA Short-Term Bond Index Fund–9

LVIP SSGA Short-Term Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media–1.82%
Charter Communications Operating
4.46% 7/23/22	700,000	$ 724,702
4.50% 2/1/24	250,000	272,293
Comcast
3.60% 3/1/24	500,000	540,248
3.70% 4/15/24	750,000	813,274
Comcast Cable Communications Holdings 9.46% 11/15/22	200,000	225,007
Discovery Communications 2.95% 3/20/23	250,000	260,130
Fox 4.03% 1/25/24	350,000	379,159
Thomson Reuters 4.30% 11/23/23	350,000	377,091
Time Warner Entertainment 8.38% 3/15/23	400,000	451,998
TWDC Enterprises 2.35% 12/1/22	200,000	205,565
Walt Disney
1.65% 9/1/22	90,000	91,419
3.00% 9/15/22	250,000	258,074
		4,598,960
Metal Fabricate & Hardware–0.10%
Precision Castparts 2.50% 1/15/23	250,000	256,934
		256,934
Mining–0.08%
Newmont 3.70% 3/15/23	200,000	208,782
		208,782
Miscellaneous Manufacturing–0.60%
3M 2.25% 3/15/23	250,000	257,769
Eaton 2.75% 11/2/22	550,000	567,806
Parker-Hannifin 2.70% 6/14/24	350,000	368,765
Trane Technologies Global Holding 4.25% 6/15/23	300,000	321,892
		1,516,232
Oil & Gas–4.80%
BP Capital Markets
2.50% 11/6/22	850,000	874,294
3.81% 2/10/24	500,000	540,830
3.99% 9/26/23	250,000	268,819
BP Capital Markets America
2.75% 5/10/23	350,000	364,435
2.94% 4/6/23	85,000	88,657
3.25% 5/6/22	350,000	358,756
Canadian Natural Resources 2.95% 1/15/23	400,000	414,331
Chevron
1.14% 5/11/23	785,000	796,661
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Chevron (continued)
2.36% 12/5/22	200,000	$ 204,795
3.19% 6/24/23	350,000	367,471
Chevron USA
0.33% 8/12/22	260,000	260,256
0.43% 8/11/23	375,000	375,417
Cimarex Energy 4.38% 6/1/24	250,000	272,107
Diamondback Energy 0.90% 3/24/23	170,000	170,037
EOG Resources 2.63% 3/15/23	250,000	258,053
Exxon Mobil
1.57% 4/15/23	600,000	613,342
1.90% 8/16/22	510,000	519,466
2.73% 3/1/23	300,000	310,610
Husky Energy 4.00% 4/15/24	400,000	428,106
Marathon Petroleum 4.50% 5/1/23	600,000	639,873
Phillips 66 3.70% 4/6/23	40,000	42,231
Pioneer Natural Resources
0.55% 5/15/23	85,000	85,081
0.75% 1/15/24	385,000	384,646
Shell International Finance
0.38% 9/15/23	500,000	499,639
2.25% 1/6/23	250,000	257,315
3.40% 8/12/23	450,000	477,846
3.50% 11/13/23	250,000	266,926
Suncor Energy 2.80% 5/15/23	235,000	244,405
Total Capital Canada 2.75% 7/15/23	750,000	784,139
Total Capital International 2.70% 1/25/23	200,000	207,210
Valero Energy
1.20% 3/15/24	500,000	504,326
2.70% 4/15/23	240,000	248,817
		12,128,897
Oil & Gas Services–0.46%
Baker Hughes 2.77% 12/15/22	355,000	366,742
Halliburton 3.50% 8/1/23	250,000	263,519
Schlumberger Investment 3.65% 12/1/23	500,000	533,979
		1,164,240
Packaging & Containers–0.25%
Bemis 4.50% 10/15/21	118,000	118,054
Berry Global 0.95% 2/15/24	250,000	250,217
Packaging Corporation of America 4.50% 11/1/23	250,000	270,096
		638,367
Pharmaceuticals–5.59%
AbbVie
2.30% 11/21/22	1,165,000	1,195,784
2.85% 5/14/23	250,000	260,156

LVIP SSGA Short-Term Bond Index Fund–10

LVIP SSGA Short-Term Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
AbbVie (continued)
2.90% 11/6/22	550,000	$ 568,282
3.20% 11/6/22	150,000	154,954
3.25% 10/1/22	250,000	257,039
3.75% 11/14/23	350,000	375,421
3.85% 6/15/24	250,000	271,139
AmerisourceBergen 0.74% 3/15/23	215,000	215,390
AstraZeneca 0.30% 5/26/23	185,000	184,468
Astrazeneca Finance 0.70% 5/28/24	200,000	199,611
Becton Dickinson & Co. 2.89% 6/6/22	512,000	523,262
Bristol-Myers Squibb
0.54% 11/13/23	230,000	230,275
2.00% 8/1/22	250,000	254,851
2.75% 2/15/23	200,000	207,465
3.25% 8/15/22	350,000	361,968
3.25% 2/20/23	289,000	301,906
Cardinal Health
2.62% 6/15/22	137,000	139,745
3.20% 3/15/23	200,000	208,849
Cigna
0.61% 3/15/24	100,000	99,949
3.00% 7/15/23	200,000	209,456
3.50% 6/15/24	350,000	375,212
3.75% 7/15/23	271,000	288,593
CVS Health
2.75% 12/1/22	1,150,000	1,181,694
3.50% 7/20/22	150,000	154,189
3.70% 3/9/23	301,000	316,993
GlaxoSmithKline Capital
0.53% 10/1/23	375,000	376,353
3.38% 5/15/23	650,000	686,740
Johnson & Johnson 2.05% 3/1/23	300,000	307,657
McKesson 3.80% 3/15/24	300,000	322,641
Merck & Co.
2.40% 9/15/22	200,000	204,053
2.80% 5/18/23	350,000	366,400
Mylan 4.20% 11/29/23	500,000	536,263
Novartis Capital 2.40% 9/21/22	200,000	205,072
Pfizer
3.00% 6/15/23	250,000	262,726
3.20% 9/15/23	250,000	264,201
Sanofi 3.38% 6/19/23	300,000	317,246
Shire Acquisitions Investments Ireland 2.88% 9/23/23	400,000	418,592
Takeda Pharmaceutical 4.40% 11/26/23	750,000	814,166
Upjohn 1.13% 6/22/22	225,000	226,604
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Zoetis 3.25% 2/1/23	250,000	$ 259,637
		14,105,002
Pipelines–3.13%
Enbridge
2.90% 7/15/22	200,000	204,800
4.00% 10/1/23	350,000	373,555
Energy Transfer Operating
3.60% 2/1/23	300,000	311,296
4.25% 3/15/23	250,000	262,295
4.50% 4/15/24	250,000	272,183
5.20% 2/1/22	500,000	507,706
5.88% 1/15/24	500,000	554,052
Enterprise Products Operating 3.50% 2/1/22	300,000	305,744
Kinder Morgan 3.15% 1/15/23	250,000	260,138
Kinder Morgan Energy Partners
3.50% 9/1/23	350,000	369,274
5.00% 10/1/21	200,000	200,000
MPLX
3.38% 3/15/23	400,000	418,198
3.50% 12/1/22	100,000	103,866
ONEOK 7.50% 9/1/23	500,000	563,148
ONEOK Partners 3.38% 10/1/22	250,000	256,839
Plains All American Pipeline 3.65% 6/1/22	200,000	204,128
Sabine Pass Liquefaction
5.63% 4/15/23	400,000	429,718
5.75% 5/15/24	500,000	561,093
6.25% 3/15/22	200,000	205,149
TransCanada PipeLines 2.50% 8/1/22	350,000	357,961
Williams
3.70% 1/15/23	400,000	416,535
4.55% 6/24/24	500,000	550,855
7.88% 9/1/21	200,000	202,421
		7,890,954
Real Estate Investment Trusts–2.00%
American Tower 3.50% 1/31/23	600,000	628,566
American Tower Corp 3.38% 5/15/24	600,000	641,707
AvalonBay Communities 2.95% 9/15/22	200,000	205,014
Boston Properties 3.85% 2/1/23	300,000	313,261
Camden Property Trust 2.95% 12/15/22	50,000	51,430
CC Holdings 3.85% 4/15/23	350,000	370,501
ERP Operating 4.63% 12/15/21	200,000	201,778
Essex Portfolio 3.25% 5/1/23	200,000	208,650

LVIP SSGA Short-Term Bond Index Fund–11

LVIP SSGA Short-Term Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Federal Realty Investment Trust 3.95% 1/15/24	200,000	$ 214,474
Kimco Realty 3.40% 11/1/22	250,000	258,556
Mid-America Apartments 3.75% 6/15/24	250,000	270,221
Omega Healthcare Investors 4.38% 8/1/23	42,000	44,711
Piedmont Operating Partnership 3.40% 6/1/23	190,000	197,301
Public Storage 2.37% 9/15/22	200,000	204,509
Realtyome 4.65% 8/1/23	250,000	268,784
SL Green Operating Partnership 3.25% 10/15/22	150,000	154,392
Ventas Realty 3.50% 4/15/24	250,000	267,536
Welltower 3.63% 3/15/24	500,000	536,085
		5,037,476
Retail–1.29%
AutoZone 3.13% 7/15/23	200,000	209,224
Dollar General 3.25% 4/15/23	250,000	260,881
Dollar Tree 3.70% 5/15/23	300,000	317,001
Home Depot 2.70% 4/1/23	250,000	259,145
Lowe's Companies 3.88% 9/15/23	200,000	213,440
McDonald's 3.35% 4/1/23	200,000	209,820
Walmart
2.35% 12/15/22	150,000	154,375
2.55% 4/11/23	350,000	362,926
3.30% 4/22/24	400,000	428,986
3.40% 6/26/23	800,000	847,518
		3,263,316
Savings & Loans–0.08%
People's United Financial 3.65% 12/6/22	200,000	206,970
		206,970
Semiconductors–1.45%
Analog Devices 2.50% 12/5/21	150,000	151,157
Broadcom 3.63% 1/15/24	350,000	373,708
Intel
2.70% 12/15/22	600,000	621,030
3.10% 7/29/22	150,000	154,722
Marvell Technology 4.20% 6/22/23	500,000	531,554
Microchip Technology 4.33% 6/1/23	200,000	213,280
Micron Technology 2.50% 4/24/23	370,000	382,439
NXP 4.88% 3/1/24	500,000	550,401
QUALCOMM 2.60% 1/30/23	300,000	310,813
Xilinx 2.95% 6/1/24	350,000	369,973
		3,659,077
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Software–2.74%
Adobe 1.70% 2/1/23	210,000	$ 214,646
Fidelity National Information Services
0.38% 3/1/23	160,000	159,794
0.60% 3/1/24	635,000	634,130
Fiserv
3.50% 10/1/22	250,000	257,785
3.80% 10/1/23	250,000	267,560
Intuit 0.65% 7/15/23	80,000	80,413
Microsoft
2.00% 8/8/23	900,000	929,229
2.38% 5/1/23	300,000	310,028
2.65% 11/3/22	100,000	102,855
2.88% 2/6/24	650,000	687,388
Oracle
2.40% 9/15/23	750,000	777,666
2.50% 10/15/22	200,000	205,434
2.63% 2/15/23	400,000	413,410
3.63% 7/15/23	300,000	318,739
Roper Technologies
0.45% 8/15/22	50,000	50,033
3.65% 9/15/23	300,000	320,403
salesforce.com
0.63% 7/15/24	415,000	415,170
3.25% 4/11/23	250,000	262,273
VMware 2.95% 8/21/22	500,000	512,953
		6,919,909
Telecommunications–1.89%
America Movil 3.13% 7/16/22	250,000	256,830
AT&T
0.90% 3/25/24	600,000	601,308
2.63% 12/1/22	350,000	359,146
3.00% 6/30/22	450,000	460,138
4.45% 4/1/24	300,000	327,584
Bell Canada 0.75% 3/17/24	250,000	250,564
British Telecommunications 4.50% 12/4/23	350,000	381,102
Cisco Systems
2.20% 9/20/23	200,000	207,605
3.63% 3/4/24	300,000	324,529
Rogers Communications 4.10% 10/1/23	500,000	534,498
Telefonica Emisiones 4.57% 4/27/23	250,000	267,783
Verizon Communications 0.75% 3/22/24	475,000	477,041
Vodafone Group 3.75% 1/16/24	300,000	324,611
		4,772,739
Textiles–0.08%
Mohawk Industries 3.85% 2/1/23	200,000	208,761
		208,761

LVIP SSGA Short-Term Bond Index Fund–12

LVIP SSGA Short-Term Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Toys Games Hobby–0.10%
Hasbro 2.60% 11/19/22	240,000	$ 246,918
		246,918
Transportation–1.06%
Burlington Northern Santa Fe
3.05% 9/1/22	200,000	204,936
3.85% 9/1/23	450,000	480,090
Norfolk Southern 2.90% 2/15/23	200,000	206,958
Ryder System
3.40% 3/1/23	200,000	209,011
3.65% 3/18/24	250,000	268,504
Union Pacific
3.15% 3/1/24	500,000	533,444
3.50% 6/8/23	250,000	264,551
United Parcel Service
2.45% 10/1/22	300,000	308,182
2.50% 4/1/23	200,000	207,243
		2,682,919
Total Corporate Bonds (Cost $248,061,533)		250,074,840

	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–1.03%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.03%)	2,594,732	$ 2,594,732
Total Money Market Fund (Cost $2,594,732)		2,594,732

TOTAL INVESTMENTS–100.08% (Cost $250,656,265)	252,669,572

★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.08%)	(213,656)
NET ASSETS APPLICABLE TO 24,251,137 SHARES OUTSTANDING–100.00%	$252,455,916
NET ASSET VALUE PER SHARE–LVIP SSGA SHORT-TERM BOND INDEX FUND STANDARD CLASS ($80,144,386 / 7,681,539 Shares)	$10.433
NET ASSET VALUE PER SHARE–LVIP SSGA SHORT-TERM BOND INDEX FUND SERVICE CLASS ($172,311,530 / 16,569,598 Shares)	$10.399
COMPONENTS OF NET ASSETS AT JUNE 30, 2021:
Shares of beneficial interest (unlimited authorization–no par)	$247,238,465
Distributable earnings/(accumulated loss)	5,217,451
TOTAL NET ASSETS	$252,455,916

° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2021. Rate will reset at a future date.
★ Includes $5,687 expense reimbursement receivable from Lincoln Investment Advisors Corporation, $1,949,417 payable for securities purchased, $32,731 payable for fund shares redeemed, $52,378 other accrued expenses payable and $99,858 due to manager and affiliates as of June 30, 2021.

Summary of Abbreviations:
HSBC–Hong Kong and Shanghai Banking Corporation
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Short-Term Bond Index Fund–13

LVIP SSGA Short-Term Bond Index Fund
Statement of Operations
Six Months Ended June 30, 2021 (unaudited)
INVESTMENT INCOME:
Interest	$ 1,683,036
Foreign taxes refunded	83
1,683,119
EXPENSES:
Management fees	347,524
Distribution fees-Service Class	210,904
Shareholder servicing fees	35,994
Accounting and administration expenses	34,843
Professional fees	22,887
Pricing fees	21,808
Index fees	14,082
Reports and statements to shareholders	2,904
Trustees’ fees and expenses	2,787
Custodian fees	1,333
Consulting fees	1,192
Other	4,281
700,539
Less:
Expenses reimbursed	(39,716)
Total operating expenses	660,823
NET INVESTMENT INCOME	1,022,296
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	1,145,444
Net change in unrealized appreciation (depreciation) of investments	(2,271,800)
NET REALIZED AND UNREALIZED LOSS	(1,126,356)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ (104,060)
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Short-Term Bond Index Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/21 (unaudited)	Year Ended 12/31/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 1,022,296	$ 3,656,037
Net realized gain	1,145,444	1,040,898
Net change in unrealized appreciation (depreciation)	(2,271,800)	1,903,280
Net increase (decrease) in net assets resulting from operations	(104,060)	6,600,215
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(1,482,409)
Service Class	—	(2,689,646)
	—	(4,172,055)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	10,807,310	29,918,057
Service Class	58,069,547	177,056,935
Reinvestment of dividends and distributions:
Standard Class	—	1,482,409
Service Class	—	2,689,646
	68,876,857	211,147,047
Cost of shares redeemed:
Standard Class	(8,271,900)	(44,453,722)
Service Class	(51,714,256)	(124,117,160)
	(59,986,156)	(168,570,882)
Increase in net assets derived from capital share transactions	8,890,701	42,576,165
NET INCREASE IN NET ASSETS	8,786,641	45,004,325
NET ASSETS:
Beginning of period	243,669,275	198,664,950
End of period	$252,455,916	$ 243,669,275
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Short-Term Bond Index Fund–14

LVIP SSGA Short-Term Bond Index Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Short-Term Bond Index Fund Standard Class
	Six Months Ended 6/30/21[2] (unaudited)	Year Ended		5/1/18 [1] to 12/31/18
		12/31/20	12/31/19
Net asset value, beginning of period	$ 10.429	$ 10.254	$ 10.033	$ 10.000
Income (loss) from investment operations:
Net investment income[3]	0.051	0.185	0.276	0.183
Net realized and unrealized gain (loss)	(0.047)	0.188	0.204	(0.027)
Total from investment operations	0.004	0.373	0.480	0.156
Less dividends and distributions from:
Net investment income	—	(0.185)	(0.251)	(0.123)
Net realized gain	—	(0.013)	(0.008)	—
Total dividends and distributions	—	(0.198)	(0.259)	(0.123)
Net asset value, end of period	$ 10.433	$ 10.429	$ 10.254	$ 10.033
Total return[4]	0.04%	3.65%	4.79%	1.56%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$80,144	$77,578	$89,778	$88,385
Ratio of expenses to average net assets	0.36%	0.36%	0.36%	0.36%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.39%	0.42%	0.41%	0.39%
Ratio of net investment income to average net assets	1.00%	1.77%	2.68%	2.72%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.97%	1.71%	2.63%	2.69%
Portfolio turnover	29%	77%	45%	49%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects expenses reimbursed by the manager. Performance would have been lower had the expense reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Short-Term Bond Index Fund–15

LVIP SSGA Short-Term Bond Index Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Short-Term Bond Index Fund Service Class
	Six Months Ended 6/30/21[2] (unaudited)	Year Ended		5/1/18 [1] to 12/31/18
		12/31/20	12/31/19
Net asset value, beginning of period	$ 10.408	$ 10.236	$ 10.023	$ 10.000
Income (loss) from investment operations:
Net investment income[3]	0.038	0.158	0.249	0.164
Net realized and unrealized gain (loss)	(0.047)	0.189	0.205	(0.025)
Total from investment operations	(0.009)	0.347	0.454	0.139
Less dividends and distributions from:
Net investment income	—	(0.162)	(0.233)	(0.116)
Net realized gain	—	(0.013)	(0.008)	—
Total dividends and distributions	—	(0.175)	(0.241)	(0.116)
Net asset value, end of period	$ 10.399	$ 10.408	$ 10.236	$ 10.023
Total return[4]	(0.09%)	3.40%	4.53%	1.40%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$172,312	$166,091	$108,887	$45,708
Ratio of expenses to average net assets	0.61%	0.61%	0.61%	0.61%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.64%	0.67%	0.66%	0.64%
Ratio of net investment income to average net assets	0.75%	1.52%	2.43%	2.47%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.72%	1.46%	2.38%	2.44%
Portfolio turnover	29%	77%	45%	49%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects expenses reimbursed by the manager. Performance would have been lower had the expense reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Short-Term Bond Index Fund–16

LVIP SSGA Short-Term Bond Index Fund
Notes to Financial Statements
June 30, 2021 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 105 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP SSGA Short-Term Bond Index Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the short-term U.S. corporate bond market.
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2021, and for all open tax years (years ended December 31, 2018-December 31, 2020), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2021, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.28% of the Fund's average daily net assets.   The management fee is calculated daily and paid monthly.
LVIP SSGA Short-Term Bond Index Fund–17

LVIP SSGA Short-Term Bond Index Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
LIAC has contractually agreed to reimburse the Fund to the extent that the Fund's Operating Expenses exceed 0.3625% of the average daily net assets for the Standard Class and 0.6125% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue through at least April 30, 2022, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.
LIAC retains the right to receive reimbursements of excess amounts waived or paid by LIAC under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LIAC and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2021, LIAC has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2022	2023	Total
LIAC	$ 65,331	$ 128,744	$ 194,075
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2021, costs for these administrative and legal services were as follows:
Administrative	$7,445
Legal	1,184
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $901 for the six months ended June 30, 2021.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2021, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LIAC	$ 5,687
Management fees payable to LIAC	57,843
Distribution fees payable to LFD	35,123
Printing and mailing fees payable to Lincoln Life	901
Shareholder servicing fees payable to Lincoln Life	5,991
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2021, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$82,672,144
Sales	71,048,212
LVIP SSGA Short-Term Bond Index Fund–18

LVIP SSGA Short-Term Bond Index Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
At June 30, 2021, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2021, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$250,819,481
Aggregate unrealized appreciation of investments	$ 2,028,881
Aggregate unrealized depreciation of investments	(178,790)
Net unrealized appreciation of investments	$ 1,850,091
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2021.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate Bonds	$ —	$250,074,840	$—	$250,074,840
Money Market Fund	2,594,732	—	—	2,594,732
Total Investments	$2,594,732	$250,074,840	$—	$252,669,572
There were no Level 3 investments at the beginning or end of the period.
LVIP SSGA Short-Term Bond Index Fund–19

LVIP SSGA Short-Term Bond Index Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/21	12/31/20
Shares sold:
Standard Class	1,035,815	2,855,069
Service Class	5,583,025	17,067,822
Shares reinvested:
Standard Class	—	142,165
Service Class	—	258,492
	6,618,840	20,323,548
Shares redeemed:
Standard Class	(793,153)	(4,313,953)
Service Class	(4,972,147)	(12,004,798)
	(5,765,300)	(16,318,751)
Net increase	853,540	4,004,797
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $300,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. In addition, certain Participants, including the Fund, is subject to an up-front fee of 0.10% of the sum of commitments. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 16, 2022.
The Fund had no amounts outstanding as of June 30, 2021, or at any time during the period then ended.
6. Risk Factors
When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities.   Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP SSGA Short-Term Bond Index Fund–20

LVIP SSGA Short-Term Bond Index Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 8-9, 2021, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2020 through December 31, 2020. During the period covered by the report, there was one liquidity event due to an extended Taiwanese foreign holiday in February 2020 that caused the LVIP SSGA Emerging Markets Equity Index Fund to classify its Taiwanese securities as illiquid for one day, which caused the Fund to exceed the 15% limit on illiquid securities on that day. The LVIP SSGA Emerging Markets Equity Index Fund was under the 15% limitation the following business day, and there was no impact on the Fund ability to timely meet redemptions. There were no additional liquidity events that impacted the Fund or its respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP SSGA Short-Term Bond Index Fund–21

LVIP SSGA Small-Cap Index Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2021

LVIP SSGA Small-Cap Index Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP SSGA Small-Cap Index Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2021 to June 30, 2021
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”) and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021 to June 30, 2021.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/21	Ending Account Value 6/30/21	Annualized Expense Ratio	Expenses Paid During Period 1/1/21 to 6/30/21*
Actual
Standard Class Shares	$1,000.00	$1,174.50	0.38%	$2.05
Service Class Shares	1,000.00	1,173.10	0.63%	3.39
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.90	0.38%	$1.91
Service Class Shares	1,000.00	1,021.70	0.63%	3.16

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP SSGA Small-Cap Index Fund–1

LVIP SSGA Small-Cap Index Fund
Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)
As of June 30, 2021
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Common Stock	98.49%
Aerospace & Defense	0.74%
Air Freight & Logistics	0.29%
Airlines	0.35%
Auto Components	1.34%
Automobiles	0.32%
Banks	7.70%
Beverages	0.35%
Biotechnology	9.75%
Building Products	1.12%
Capital Markets	1.51%
Chemicals	1.92%
Commercial Services & Supplies	1.84%
Communications Equipment	0.74%
Construction & Engineering	1.26%
Construction Materials	0.20%
Consumer Finance	0.81%
Containers & Packaging	0.24%
Distributors	0.08%
Diversified Consumer Services	0.62%
Diversified Financial Services	0.14%
Diversified Telecommunication Services	0.67%
Electric Utilities	0.55%
Electrical Equipment	1.00%
Electronic Equipment, Instruments & Components	2.27%
Energy Equipment & Services	0.88%
Entertainment	1.13%
Equity Real Estate Investment Trusts	6.01%
Food & Staples Retailing	0.84%
Food Products	1.01%
Gas Utilities	0.81%
Health Care Equipment & Supplies	3.64%
Health Care Providers & Services	3.08%
Health Care Technology	1.32%
Hotels, Restaurants & Leisure	2.35%
Household Durables	1.85%
Household Products	0.30%
Independent Power and Renewable Electricity Producers	0.31%
Industrial Conglomerates	0.07%
Insurance	1.86%
Interactive Media & Services	0.49%
Internet & Direct Marketing Retail	0.76%
IT Services	1.51%
Leisure Products	0.60%
Life Sciences Tools & Services	1.03%
Security Type/Sector	Percentage of Net Assets
Machinery	3.86%
Marine	0.15%
Media	1.19%
Metals & Mining	1.26%
Mortgage Real Estate Investment Trusts (REITs)	1.21%
Multiline Retail	0.33%
Multi-Utilities	0.37%
Oil, Gas & Consumable Fuels	3.27%
Paper & Forest Products	0.21%
Personal Products	0.51%
Pharmaceuticals	1.64%
Professional Services	1.54%
Real Estate Management & Development	0.74%
Road & Rail	0.57%
Semiconductors & Semiconductor Equipment	2.70%
Software	5.93%
Specialty Retail	2.72%
Technology Hardware, Storage & Peripherals	0.34%
Textiles, Apparel & Luxury Goods	0.75%
Thrifts & Mortgage Finance	1.47%
Tobacco	0.16%
Trading Companies & Distributors	1.28%
Transportation Infrastructure	0.09%
Water Utilities	0.35%
Wireless Telecommunication Services	0.19%
Rights	0.01%
Warrants	0.00%
Corporate Bond	0.00%
Money Market Fund	1.61%
Total Investments	100.11%
Liabilities Net of Receivables and Other Assets	(0.11%)
Total Net Assets	100.00%

LVIP SSGA Small-Cap Index Fund–2

LVIP SSGA Small-Cap Index Fund
Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited) (continued)
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
AMC Entertainment Holdings Class A	0.75%
Intellia Therapeutics	0.34%
Arrowhead Pharmaceuticals	0.27%
Ovintiv	0.27%
II-VI	0.25%
Lattice Semiconductor	0.25%
Crocs	0.24%
Scientific Games Class A	0.24%
STAAR Surgical	0.24%
Denali Therapeutics	0.23%
Total	3.08%

IT–Information Technology
LVIP SSGA Small-Cap Index Fund–3

LVIP SSGA Small-Cap Index Fund
Statement of Net Assets
June 30, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–98.49%
Aerospace & Defense–0.74%
†AAR	30,398	$ 1,177,922
Aerojet Rocketdyne Holdings	64,968	3,137,305
†AeroVironment	18,881	1,890,932
†Astronics	22,805	399,316
†Ducommun	9,900	540,144
Kaman	23,952	1,207,181
†Kratos Defense & Security Solutions	109,450	3,118,230
Maxar Technologies	64,400	2,570,848
Moog Class A	26,281	2,209,181
National Presto Industries	4,772	485,074
†PAE	48,800	434,320
Park Aerospace	17,188	256,101
†Parsons	20,500	806,880
†Triumph Group	43,600	904,700
†Vectrus	10,700	509,213
		19,647,347
Air Freight & Logistics–0.29%
†Air Transport Services Group	50,576	1,174,881
†Atlas Air Worldwide Holdings	23,320	1,588,325
†Echo Global Logistics	23,291	715,965
Forward Air	23,739	2,130,575
†Hub Group Class A	28,444	1,876,735
†Radiant Logistics	38,676	268,025
		7,754,506
Airlines–0.35%
†Allegiant Travel	11,784	2,286,096
†Frontier Group Holdings	29,800	507,792
†Hawaiian Holdings	43,825	1,068,015
†Mesa Air Group	29,200	272,436
†SkyWest	42,792	1,843,052
†Spirit Airlines	88,394	2,690,713
†Sun Country Airlines Holdings	14,900	551,449
		9,219,553
Auto Components–1.34%
†Adient	84,800	3,832,960
†American Axle & Manufacturing Holdings	100,284	1,037,939
†Cooper-Standard Holdings	15,700	455,300
Dana	130,072	3,090,511
†Dorman Products	24,073	2,495,648
†Fox Factory Holding	37,104	5,775,609
†Gentherm	28,364	2,015,262
†Goodyear Tire & Rubber	236,793	4,061,000
LCI Industries	22,204	2,918,050
†Modine Manufacturing	43,922	728,666
†Motorcar Parts of America	17,200	385,968
Patrick Industries	19,271	1,406,783
Standard Motor Products	17,951	778,176
†Stoneridge	23,431	691,214
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Auto Components (continued)
†Tenneco Class A	60,577	$ 1,170,348
†Visteon	25,000	3,023,500
†XL Fleet	32,900	274,057
†XPEL	15,100	1,266,437
		35,407,428
Automobiles–0.32%
†Arcimoto	26,700	458,973
†Canoo	68,300	678,902
†Fisker	136,000	2,622,080
†Lordstown Motors Class A	96,100	1,062,866
Winnebago Industries	26,973	1,833,085
†Workhorse Group	106,500	1,766,835
		8,422,741
Banks–7.70%
1st Source	13,834	642,728
Allegiance Bancshares	15,900	611,196
Altabancorp	14,755	639,039
Amalgamated Financial	14,300	223,509
†Amerant Bancorp	18,100	386,978
American National Bankshares	8,600	267,374
Ameris Bancorp	59,612	3,018,156
Arrow Financial	11,533	414,611
Associated Banc-Corp	129,700	2,656,256
†Atlantic Capital Bancshares	16,208	412,656
Atlantic Union Bankshares	70,192	2,542,354
Banc of California	37,738	661,925
BancFirst	15,986	998,006
†Bancorp	47,047	1,082,551
BancorpSouth Bank	89,231	2,527,914
Bank First	5,700	397,689
Bank of Marin Bancorp	10,998	350,836
Bank of NT Butterfield & Son	43,500	1,542,075
BankUnited	82,500	3,521,925
Banner	30,119	1,632,751
Bar Harbor Bankshares	13,768	394,040
Berkshire Hills Bancorp	40,093	1,098,949
Boston Private Financial Holdings	74,817	1,103,551
Brookline Bancorp	66,219	989,974
Bryn Mawr Bank	16,664	703,054
Business First Bancshares	18,300	419,985
Byline Bancorp	21,000	475,230
Cadence BanCorp	107,034	2,234,870
Cambridge Bancorp	5,470	453,955
Camden National	12,355	590,075
†Capital Bancorp	9,000	184,050
Capital City Bank Group	10,784	278,119
Capstar Financial Holdings	12,487	255,984
†Carter Bankshares	21,619	270,454
Cathay General Bancorp	68,403	2,692,342
CBTX	15,500	423,305
LVIP SSGA Small-Cap Index Fund–4

LVIP SSGA Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Central Pacific Financial	25,430	$ 662,706
Century Bancorp Class A	2,761	314,754
CIT Group	85,100	4,390,309
Citizens & Northern	13,313	326,169
City Holding	13,997	1,053,134
Civista Bancshares	12,700	280,670
CNB Financial	14,495	330,776
†Coastal Financial	7,100	202,776
Colony Bankcorp	9,600	171,456
Columbia Banking System	64,693	2,494,562
Community Bank System	47,519	3,594,812
Community Trust Bancorp	14,430	582,683
ConnectOne Bancorp	32,769	857,565
†CrossFirst Bankshares	42,800	588,500
†Customers Bancorp	24,180	942,778
CVB Financial	116,559	2,399,950
Dime Community Bancshares	30,063	1,010,718
Eagle Bancorp	27,546	1,544,780
Eastern Bankshares	149,300	3,071,101
Enterprise Bancorp	6,963	228,038
Enterprise Financial Services	20,538	952,758
†Equity Bancshares Class A	12,100	368,929
Farmers National Banc	23,492	364,361
FB Financial	28,771	1,073,734
Fidelity D&D Bancorp	3,200	173,120
Financial Institutions	14,867	446,010
First Bancorp	8,980	264,461
First Bancorp (North Carolina)	24,309	994,481
First BanCorp (Puerto Rico)	194,135	2,314,089
First Bancshares	17,000	636,310
First Bank	18,100	245,074
First Busey	42,835	1,056,311
First Choice Bancorp	7,621	232,059
First Commonwealth Financial	86,939	1,223,232
First Community Bancshares	13,934	415,930
First Financial	11,969	488,575
First Financial Bancorp	83,917	1,982,959
First Financial Bankshares	111,284	5,467,383
First Foundation	33,105	745,194
First Internet Bancorp	8,292	256,886
First Interstate BancSystem Class A	34,946	1,461,791
First Merchants	46,768	1,948,823
First Mid Bancshares	12,113	490,698
First Midwest Bancorp	98,655	1,956,329
First of Long Island	19,854	421,500
Flushing Financial	25,197	539,972
Fulton Financial	137,800	2,174,484
German American Bancorp	20,577	765,464
Glacier Bancorp	82,143	4,524,436
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Great Southern Bancorp	9,070	$ 488,873
Great Western Bancorp	47,500	1,557,525
Guaranty Bancshares	5,928	201,967
Hancock Whitney	77,475	3,442,989
Hanmi Financial	28,442	542,105
Harborone Bancorp	43,558	624,622
Hawthorn Bancshares	7,787	178,568
HBT Financial	10,700	186,287
Heartland Financial USA	29,838	1,402,088
Heritage Commerce	48,538	540,228
Heritage Financial	32,955	824,534
Hilltop Holdings	59,275	2,157,610
Home BancShares	137,528	3,394,191
HomeTrust Bancshares	12,641	352,684
Hope Bancorp	100,658	1,427,330
Horizon Bancorp	34,982	609,736
†Howard Bancorp	14,400	232,272
Independent Bank	48,467	2,588,353
Independent Bank Group	33,260	2,460,575
International Bancshares	46,264	1,986,576
Investors Bancorp	207,586	2,960,176
Lakeland Bancorp	40,278	704,059
Lakeland Financial	22,117	1,363,292
Live Oak Bancshares	24,300	1,433,700
Macatawa Bank	27,897	244,099
Mercantile Bank	13,833	417,757
Metrocity Bankshares	16,200	283,662
†Metropolitan Bank Holding	7,000	421,540
Mid Penn Bancorp	8,000	219,600
Midland States Bancorp	18,204	478,219
MidWestOne Financial Group	12,042	346,448
MVB Financial	7,200	307,152
National Bank Holdings Class A	25,252	953,010
NBT Bancorp	36,739	1,321,502
†Nicolet Bankshares	7,400	520,516
Northrim BanCorp	4,977	212,767
OceanFirst Financial	50,567	1,053,816
OFG Bancorp	42,688	944,259
Old National Bancorp	147,717	2,601,296
Old Second Bancorp	22,946	284,530
Origin Bancorp	18,200	772,772
Orrstown Financial Services	11,100	256,077
Pacific Premier Bancorp	80,282	3,395,126
Park National	12,376	1,453,190
Peapack Gladstone Financial	14,791	459,556
Peoples Bancorp	14,740	436,599
Peoples Financial Services	7,077	301,480
Preferred Bank	12,646	800,112
Premier Financial Bancorp	12,832	216,219
Primis Financial	18,400	280,784
QCR Holdings	13,700	658,833
RBB Bancorp	13,532	327,745
Red River Bancshares	4,400	222,244

LVIP SSGA Small-Cap Index Fund–5

LVIP SSGA Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Reliant Bancorp	14,648	$ 406,189
Renasant	47,208	1,888,320
Republic Bancorp Class A	7,625	351,741
†Republic First Bancorp	38,687	154,361
S&T Bancorp	33,024	1,033,651
Sandy Spring Bancorp	39,717	1,752,711
†Seacoast Banking Corp. of Florida	44,644	1,524,593
ServisFirst Bancshares	43,900	2,984,322
Sierra Bancorp	13,166	335,075
†Silvergate Capital Class A	17,700	2,005,764
Simmons First National Class A	97,452	2,859,242
SmartFinancial	12,800	307,328
South Plains Financial	10,677	246,959
South State	62,771	5,132,157
†Southern First Bancshares	7,215	369,119
Southside Bancshares	27,067	1,034,771
Spirit of Texas Bancshares	12,200	278,648
Stock Yards Bancorp	18,132	922,737
Summit Financial Group	10,778	237,224
†Texas Capital Bancshares	45,500	2,888,795
Tompkins Financial	12,359	958,564
Towne Bank	57,937	1,762,444
TriCo Bancshares	24,113	1,026,732
†TriState Capital Holdings	25,600	521,984
†Triumph Bancorp	19,600	1,455,300
Trustmark	54,779	1,687,193
UMB Financial	39,182	3,646,277
United Bankshares	111,178	4,057,997
United Community Banks	67,856	2,172,071
Univest Financial	23,720	625,496
Valley National Bancorp	343,176	4,608,854
Veritex Holdings	43,082	1,525,534
Washington Trust Bancorp	14,475	743,291
WesBanco	56,695	2,020,043
West Bancorporation	14,896	413,364
Westamerica Bancorporation	22,481	1,304,572
		203,226,729
Beverages–0.35%
†Celsius Holdings	39,000	2,967,510
Coca-Cola Consolidated	4,313	1,734,387
†Duckhorn Portfolio	17,300	381,638
MGP Ingredients	10,800	730,512
National Beverage	20,234	955,652
†NewAge	85,800	191,334
Primo Water	135,900	2,273,607
		9,234,640
Biotechnology–9.75%
†4D Molecular Therapeutics	6,700	161,336
†89bio	5,400	100,980
†ACADIA Pharmaceuticals	102,500	2,499,975
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Adverum Biotechnologies	73,300	$ 256,550
†Aeglea BioTherapeutics	39,900	277,704
†Affimed	103,300	878,050
†Agenus	145,900	800,991
†Agios Pharmaceuticals	52,800	2,909,808
†Akebia Therapeutics	133,786	507,049
†Akero Therapeutics	22,000	545,820
†Akouos	23,700	297,435
†Albireo Pharma	15,800	555,844
†Aldeyra Therapeutics	41,600	471,328
†Alector	41,589	866,299
†Aligos Therapeutics	15,600	318,006
†Alkermes	137,400	3,369,048
†Allakos	29,900	2,552,563
†Allogene Therapeutics	58,200	1,517,856
†Allovir	27,500	542,850
†Altimmune	27,800	273,830
†ALX Oncology Holdings	14,900	814,732
†Amicus Therapeutics	224,100	2,160,324
†AnaptysBio	17,700	458,961
†Anavex Life Sciences	54,500	1,245,870
†Anika Therapeutics	12,995	562,554
†Annexon	22,800	513,228
†Apellis Pharmaceuticals	53,904	3,406,733
†Applied Molecular Transport	20,000	914,800
†Applied Therapeutics	12,300	255,594
†AquaBounty Technologies	45,000	241,200
†Arbutus Biopharma	44,600	135,138
†Arcturus Therapeutics Holding	16,700	565,128
†Arcus Biosciences	36,100	991,306
†Arcutis Biotherapeutics	21,600	589,464
†Ardelyx	70,600	535,148
†Arena Pharmaceuticals	52,310	3,567,542
†Arrowhead Pharmaceuticals	86,832	7,191,426
†Atara Biotherapeutics	73,300	1,139,815
†Athenex	60,000	277,200
†Athersys	151,600	218,304
†Atossa Therapeutics	112,900	713,528
†Atreca Class A	19,600	166,992
†Avid Bioservices	55,200	1,415,880
†Avidity Biosciences	26,100	644,931
†Avita Medical	20,400	418,608
†Avrobio	31,085	276,346
†Beam Therapeutics	40,200	5,174,142
†Beyondspring	16,000	167,040
†BioAtla	9,900	419,562
†BioCryst Pharmaceuticals	158,803	2,510,675
†Biohaven Pharmaceutical Holding	46,300	4,494,804
†Bioxcel Therapeutics	11,030	320,532
†Black Diamond Therapeutics	17,200	209,668
†Bluebird Bio	57,900	1,851,642
†Blueprint Medicines	49,648	4,367,038

LVIP SSGA Small-Cap Index Fund–6

LVIP SSGA Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Bolt Biotherapeutics	10,800	$ 166,968
†Bridgebio Pharma	92,185	5,619,598
†Brooklyn ImmunoTherapeutics	26,400	475,464
†C4 Therapeutics	29,500	1,116,280
†Cardiff Oncology	15,300	101,745
†CareDx	42,900	3,926,208
†Catalyst Pharmaceuticals	83,200	478,400
†Celcuity	8,100	194,400
†Celldex Therapeutics	33,600	1,123,584
†CEL-SCI	46,600	404,488
†Cerevel Therapeutics Holdings	30,200	773,724
†ChemoCentryx	41,745	558,966
†Chimerix	56,200	449,600
†Chinook Therapeutics	10,160	143,459
†Clene	4,200	47,208
†Clovis Oncology	100,035	580,203
†Codiak Biosciences	17,500	324,275
†Cogent Biosciences	31,800	257,898
†Coherus Biosciences	48,805	674,973
†Constellation Pharmaceuticals	27,342	924,160
†Cortexyme	14,300	757,900
†Crinetics Pharmaceuticals	25,068	472,532
†Cue Biopharma	26,400	307,560
†Cullinan Oncology	11,200	288,400
†Curis	74,200	598,794
†Cytokinetics	60,266	1,192,664
†CytomX Therapeutics	58,000	367,140
†Deciphera Pharmaceuticals	35,087	1,284,535
†Denali Therapeutics	77,900	6,110,476
†Dermtech	23,600	981,052
†Design Therapeutics	11,500	228,735
†Dicerna Pharmaceuticals	59,800	2,231,736
†Dynavax Technologies	94,115	927,033
†Dyne Therapeutics	25,700	540,728
†Eagle Pharmaceuticals	10,000	428,000
†Editas Medicine	60,338	3,417,544
†Eiger BioPharmaceuticals	28,300	241,116
†Emergent BioSolutions	40,748	2,566,716
†Enanta Pharmaceuticals	17,300	761,373
†Epizyme	76,400	634,884
†Esperion Therapeutics	21,300	450,495
†Evelo Biosciences	22,300	306,402
†Fate Therapeutics	68,254	5,923,765
†FibroGen	76,400	2,034,532
†Flexion Therapeutics	35,500	292,165
†Foghorn Therapeutics	8,800	93,896
†Forma Therapeutics Holdings	25,900	644,651
†Forte Biosciences	9,700	326,114
†Fortress Biotech	57,000	203,490
†Frequency Therapeutics	21,500	214,140
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†G1 Therapeutics	30,289	$ 664,541
†Generation Bio	34,500	928,050
†Geron	273,794	386,049
†Global Blood Therapeutics	51,300	1,796,526
†Gossamer Bio	47,700	387,324
†Greenwich Lifesciences	1,700	76,398
†Gritstone Oncology	36,000	328,680
†GT Biopharma	29,200	452,600
†Halozyme Therapeutics	119,343	5,419,366
†Harpoon Therapeutics	13,300	184,471
†Heron Therapeutics	75,392	1,170,084
†Homology Medicines	32,500	236,275
†Hookipa Pharma	12,400	113,584
†Humanigen	40,200	698,676
†iBio	209,300	316,043
†Ideaya Biosciences	15,600	327,444
†IGM Biosciences	6,600	549,120
†Immunic	3,900	47,814
†Immunitybio	61,000	871,080
†ImmunoGen	165,293	1,089,281
†Immunovant	33,200	350,924
†Infinity Pharmaceuticals	87,800	262,522
†Inhibrx	28,600	787,072
†Inovio Pharmaceuticals	168,800	1,564,776
†Inozyme Pharma	9,678	164,913
†Insmed	91,300	2,598,398
†Instil Bio	14,900	287,868
†Intellia Therapeutics	54,700	8,856,477
†Intercept Pharmaceuticals	24,100	481,277
†Invitae	171,680	5,790,766
†Ironwood Pharmaceuticals	124,472	1,601,955
†iTeos Therapeutics	16,900	433,485
†IVERIC bio	75,100	473,881
†Jounce Therapeutics	16,200	110,160
†Kadmon Holdings	140,872	545,175
†KalVista Pharmaceuticals	17,900	428,884
†Karuna Therapeutics	19,000	2,165,810
†Karyopharm Therapeutics	59,462	613,648
†Keros Therapeutics	11,900	505,393
†Kezar Life Sciences	23,200	125,976
†Kiniksa Pharmaceuticals Class A	24,500	341,285
†Kinnate Biopharma	11,600	270,048
†Kodiak Sciences	29,715	2,763,495
†Kronos Bio	33,300	797,535
†Krystal Biotech	13,800	938,400
†Kura Oncology	56,899	1,186,344
†Kymera Therapeutics	24,800	1,202,800
†Lexicon Pharmaceuticals	38,316	175,870
†Ligand Pharmaceuticals	12,465	1,635,283
†Lineage Cell Therapeutics	103,900	296,115
†MacroGenics	46,900	1,259,734
†Madrigal Pharmaceuticals	7,435	724,243
†Magenta Therapeutics	16,147	157,918

LVIP SSGA Small-Cap Index Fund–7

LVIP SSGA Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†MannKind	207,400	$ 1,130,330
†MEI Pharma	86,300	245,955
†MeiraGTx Holdings	18,592	288,176
†Mersana Therapeutics	47,500	645,050
†MiMedx Group	95,200	1,190,952
†Mirum Pharmaceuticals	6,400	110,656
†Molecular Templates	24,500	191,590
†Morphic Holding	17,800	1,021,542
†Mustang Bio	37,900	125,828
†Myriad Genetics	61,700	1,886,786
†Neoleukin Therapeutics	29,800	275,054
†NexImmune	6,081	99,242
†Nkarta	19,000	602,110
†Nurix Therapeutics	23,000	610,190
†Ocugen	177,400	1,424,522
†Olema Pharmaceuticals	10,400	290,992
†Oncocyte	67,737	388,810
†Oncorus	8,400	115,920
†Oncternal Therapeutics	52,100	247,475
†OPKO Health	344,800	1,396,440
†Organogenesis Holdings	23,300	387,246
†ORIC Pharmaceuticals	20,000	353,800
†Outlook Therapeutics	70,200	174,798
†Oyster Point Pharma	6,400	110,016
†Passage Bio	22,300	295,252
†PMV Pharmaceuticals	22,500	768,600
†Portage Biotech	3,600	75,456
†Poseida Therapeutics	28,300	283,566
†Praxis Precision Medicines	9,600	175,488
†Precigen	53,600	349,472
†Precision BioSciences	40,700	509,564
†Prelude Therapeutics	8,200	234,766
†Protagonist Therapeutics	32,200	1,445,136
†Prothena	30,900	1,588,569
†PTC Therapeutics	55,824	2,359,680
†Puma Biotechnology	28,600	262,548
†Radius Health	37,700	687,648
†Rapt Therapeutics	10,100	321,079
†Recursion Pharmaceuticals Class A	18,100	660,650
†REGENXBIO	35,200	1,367,520
†Relay Therapeutics	50,100	1,833,159
†Replimune Group	21,176	813,582
†REVOLUTION Medicines	50,900	1,615,566
†Rhythm Pharmaceuticals	31,488	616,535
†Rigel Pharmaceuticals	143,163	621,327
†Rocket Pharmaceuticals	34,000	1,505,860
†Rubius Therapeutics	39,100	954,431
†Sana Biotechnology	23,000	452,180
†Sangamo Therapeutics	97,089	1,162,155
†Scholar Rock Holding	25,100	725,390
†Selecta Biosciences	62,500	261,250
†Sensei Biotherapeutics	8,800	85,888
†Seres Therapeutics	50,400	1,202,040
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Sesen Bio	179,600	$ 829,752
†Shattuck Labs	22,800	660,972
†Sigilon Therapeutics	6,440	69,101
†Silverback Therapeutics	10,800	333,612
†Solid Biosciences	32,300	118,218
†Sorrento Therapeutics	231,700	2,245,173
†Spectrum Pharmaceuticals	122,625	459,844
†Spero Therapeutics	15,724	219,507
†SpringWorks Therapeutics	25,000	2,060,250
†Spruce Biosciences	7,900	88,559
†SQZ Biotechnologies	6,500	93,925
†Stoke Therapeutics	10,500	353,430
†Summit Therapeutics	16,000	119,360
†Sutro Biopharma	30,200	561,418
†Syndax Pharmaceuticals	24,806	425,919
†Syros Pharmaceuticals	38,400	209,280
†Taysha Gene Therapies	8,900	188,680
†TCR2 Therapeutics	23,800	390,558
†TG Therapeutics	109,300	4,239,747
†Tonix Pharmaceuticals Holding	279,800	310,578
†Translate Bio	62,304	1,715,852
†Travere Therapeutics	50,800	741,172
†Trevena	140,100	236,769
†Trillium Therapeutics	83,800	812,860
†Turning Point Therapeutics	39,400	3,073,988
†Twist Bioscience	40,400	5,383,300
†UroGen Pharma	18,000	274,860
†Vanda Pharmaceuticals	45,981	989,051
†Vaxart	116,900	875,581
†Vaxcyte	27,100	610,021
†VBI Vaccines	166,500	557,775
†Veracyte	59,800	2,390,804
†Verastem	154,800	630,036
†Vericel	39,400	2,068,500
†Viking Therapeutics	57,436	344,042
†Vir Biotechnology	52,600	2,486,928
†Viracta Therapeutics	31,100	352,674
†VistaGen Therapeutics	172,300	542,745
†Vor BioPharma	9,800	182,770
†XBiotech	11,984	198,455
†Xencor	48,200	1,662,418
†XOMA	5,300	180,200
†Y-mAbs Therapeutics	26,100	882,180
†Zentalis Pharmaceuticals	24,500	1,303,400
†ZIOPHARM Oncology	188,717	498,213
		257,271,496
Building Products–1.12%
AAON	37,017	2,316,894
†American Woodmark	14,575	1,190,632
Apogee Enterprises	23,247	946,850
Caesarstone	20,000	295,200
†Cornerstone Building Brands	39,491	717,946

LVIP SSGA Small-Cap Index Fund–8

LVIP SSGA Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Building Products (continued)
CSW Industrials	11,900	$ 1,409,674
†Gibraltar Industries	29,391	2,242,827
Griffon	42,031	1,077,255
Insteel Industries	17,239	554,234
†JELD-WEN Holding	69,800	1,832,948
†Masonite International	21,988	2,458,039
†PGT Innovations	48,195	1,119,570
Quanex Building Products	27,852	691,844
†Resideo Technologies	129,300	3,879,000
Simpson Manufacturing	37,289	4,118,197
UFP Industries	53,710	3,992,801
†View	72,600	615,648
		29,459,559
Capital Markets–1.51%
Artisan Partners Asset Management Class A	51,000	2,591,820
†Assetmark Financial Holdings	14,600	365,876
Associated Capital Group Class A	2,751	106,904
B. Riley Financial	18,223	1,375,836
BGC Partners Class A	281,200	1,594,404
†Blucora	40,368	698,770
Brightsphere Investment Group	55,900	1,309,737
Cohen & Steers	21,069	1,729,554
Cowen Class A	23,508	965,003
Diamond Hill Investment Group	2,532	423,629
†Donnelley Financial Solutions	25,900	854,700
Federated Hermes	85,700	2,906,087
†Focus Financial Partners Class A	44,300	2,148,550
GAMCO Investors Class A	5,495	137,924
GCM Grosvenor Class A	28,000	291,760
Greenhill & Co.	13,290	206,792
Hamilton Lane Class A	28,900	2,633,368
Houlihan Lokey	46,564	3,808,470
Moelis & Co. Class A	52,400	2,981,036
†Open Lending Class A	89,300	3,847,937
Oppenheimer Holdings Class A	7,802	396,654
Piper Sandler	15,068	1,952,210
PJT Partners Class A	20,100	1,434,738
Pzena Investment Management Class A	16,959	186,719
Sculptor Capital Management	14,500	356,555
StepStone Group	32,000	1,100,800
†Stonex Group	15,224	923,640
Value Line	2,000	62,000
Virtus Investment Partners	6,632	1,842,171
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
WisdomTree Investments	114,808	$ 711,810
		39,945,454
Chemicals–1.92%
†AdvanSix	22,400	668,864
American Vanguard	26,795	469,180
†Amyris	143,200	2,344,184
Avient	77,971	3,833,054
Balchem	28,909	3,794,595
Cabot	48,100	2,738,333
Chase	6,239	640,184
†Danimer Scientific	58,900	1,475,445
†Ferro	74,287	1,602,371
FutureFuel	23,508	225,677
†GCP Applied Technologies	43,700	1,016,462
Hawkins	18,118	593,365
HB Fuller	46,809	2,977,521
†Ingevity	34,453	2,803,096
Innospec	21,204	1,921,294
†Intrepid Potash	8,000	254,880
†Koppers Holdings	19,060	616,591
†Kraton	26,941	869,925
Kronos Worldwide	21,789	312,019
†Livent	132,400	2,563,264
†Marrone Bio Innovations	67,300	111,718
Minerals Technologies	30,764	2,420,204
†Orion Engineered Carbons	55,095	1,046,254
PQ Group Holdings	35,900	551,424
†PureCycle Technologies	28,200	666,930
Quaker Chemical	12,013	2,849,363
†Rayonier Advanced Materials	58,300	390,027
Sensient Technologies	38,195	3,306,159
Stepan	19,370	2,329,630
Tredegar	25,130	346,040
Trinseo	33,200	1,986,688
Tronox Holdings Class A	98,200	2,199,680
†Zymergen	16,000	640,160
		50,564,581
Commercial Services & Supplies–1.84%
ABM Industries	60,323	2,675,325
ACCO Brands	83,524	720,812
Brady Class A	40,937	2,294,109
†BrightView Holdings	34,500	556,140
Brink's	41,660	3,201,154
†Casella Waste Systems Class A	43,934	2,786,734
†CECO Environmental	32,964	236,022
†Cimpress	15,334	1,662,359
CompX International	338	7,020
†CoreCivic	106,000	1,109,820
Covanta Holding	102,100	1,797,981
Deluxe	35,840	1,712,077
Ennis	23,762	511,358

LVIP SSGA Small-Cap Index Fund–9

LVIP SSGA Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Commercial Services & Supplies (continued)
†Harsco	70,900	$ 1,447,778
Healthcare Services Group	64,781	2,045,136
†Heritage-Crystal Clean	13,854	411,187
Herman Miller	53,187	2,507,235
HNI	36,675	1,612,600
Interface	53,421	817,341
†KAR Auction Services	112,100	1,967,355
Kimball International Class B	31,602	415,566
Knoll	45,682	1,187,275
Matthews International Class A	28,210	1,014,432
†Montrose Environmental Group	18,400	987,344
NL Industries	5,036	32,734
Pitney Bowes	157,900	1,384,783
†RR Donnelley & Sons	60,700	381,196
†SP Plus	19,497	596,413
Steelcase Class A	73,498	1,110,555
†Team	26,897	180,210
Tetra Tech	46,191	5,637,150
UniFirst	13,567	3,183,361
†US Ecology	26,896	1,009,138
†Viad	16,613	828,158
VSE	8,966	443,907
		48,471,765
Communications Equipment–0.74%
ADTRAN	42,948	886,876
†Aviat Networks	8,300	271,991
†CalAmp	29,972	381,244
†Calix	47,431	2,252,972
†Cambium Networks	7,700	372,295
†Casa Systems	25,968	230,336
†Clearfield	8,800	329,560
Comtech Telecommunications	22,375	540,580
†Digi International	25,743	517,692
†DZS	14,500	300,875
†EchoStar Class A	35,400	859,866
†EMCORE	31,300	288,586
†Extreme Networks	110,345	1,231,450
†Harmonic	87,788	747,954
†Infinera	141,423	1,442,515
†Inseego	63,800	643,742
†KVH Industries	14,075	173,123
†NETGEAR	25,234	966,967
†NetScout Systems	60,756	1,733,976
†Plantronics	29,751	1,241,509
†Ribbon Communications	55,002	418,565
†Viavi Solutions	205,500	3,629,130
		19,461,804
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Construction & Engineering–1.26%
†Ameresco Class A	22,521	$ 1,412,517
†API Group	126,300	2,638,407
Arcosa	43,800	2,572,812
Argan	13,224	631,975
Comfort Systems	32,336	2,547,754
†Concrete Pumping Holdings	22,500	190,575
†Construction Partners Class A	25,900	813,260
†Dycom Industries	27,729	2,066,642
EMCOR Group	46,396	5,715,523
†Fluor	127,100	2,249,670
Granite Construction	42,479	1,764,153
†Great Lakes Dredge & Dock	52,634	768,983
†HC2 Holdings	36,433	145,003
†IES Holdings	7,200	369,792
†Matrix Service	25,207	264,674
†MYR Group	13,894	1,263,243
†Northwest Pipe	9,748	275,381
†NV5 Global	9,300	878,943
Primoris Services	41,238	1,213,634
†Sterling Construction	22,500	542,925
†Tutor Perini	36,306	502,838
†WillScot Mobile Mini Holdings	155,498	4,333,729
		33,162,433
Construction Materials–0.20%
†Forterra	15,800	371,458
†Summit Materials Class A	103,116	3,593,592
†U.S. Concrete	14,400	1,062,720
United States Lime & Minerals	2,087	290,281
		5,318,051
Consumer Finance–0.81%
†Atlanticus Holdings	4,915	195,125
Curo Group Holdings	18,000	306,000
†Encore Capital Group	27,763	1,315,689
†Enova International	29,523	1,009,982
†EZCORP Class A	42,619	256,993
FirstCash	36,624	2,799,538
†Green Dot Class A	44,802	2,098,974
†LendingClub	82,660	1,498,626
†LendingTree	10,000	2,118,800
Navient	151,000	2,918,830
Nelnet Class A	14,738	1,108,740
†Oportun Financial	18,300	366,549
†PRA Group	39,023	1,501,215
†PROG Holdings	60,700	2,921,491
Regional Management	8,443	392,937
†World Acceptance	3,801	609,072
		21,418,561

LVIP SSGA Small-Cap Index Fund–10

LVIP SSGA Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Containers & Packaging–0.24%
Greif Class A	23,300	$ 1,410,815
Greif Class B	5,617	331,403
Myers Industries	29,997	629,937
†O-I Glass	141,300	2,307,429
Pactiv Evergreen	35,400	533,478
†Ranpak Holdings	26,000	650,780
†UFP Technologies	6,900	396,198
		6,260,040
Distributors–0.08%
Core-Mark Holding	38,460	1,731,085
†Funko Class A	19,900	423,472
†Greenlane Holdings Class A	6,873	30,722
		2,185,279
Diversified Consumer Services–0.62%
†2U	61,500	2,562,705
†Adtalem Global Education	45,617	1,625,790
†American Public Education	11,660	330,444
Carriage Services	14,635	541,056
†Coursera	10,300	407,468
Graham Holdings Class B	3,300	2,091,870
†Houghton Mifflin Harcourt	95,000	1,048,800
†Laureate Education Class A	93,200	1,352,332
†OneSpaWorld Holdings	40,500	392,445
†Perdoceo Education	57,168	701,451
†Regis	20,346	190,439
Strategic Education	20,735	1,577,104
†Stride	33,900	1,089,207
†Vivint Smart Home	71,600	945,120
†WW International	42,800	1,546,792
		16,403,023
Diversified Financial Services–0.14%
Alerus Financial	13,300	385,833
A-Mark Precious Metals	4,900	227,850
Banco Latinoamericano de Comercio Exterior	13,558	208,387
†Cannae Holdings	77,700	2,634,807
Marlin Business Services	6,341	144,321
		3,601,198
Diversified Telecommunication Services–0.67%
†Anterix	10,200	611,898
ATN International	9,092	413,595
†Bandwidth Class A	19,600	2,703,232
†Cincinnati Bell	42,286	652,050
Cogent Communications Holdings	38,304	2,945,195
†Consolidated Communications Holdings	65,855	578,865
†Globalstar	520,100	925,778
†IDT Class B	18,600	687,456
†Iridium Communications	102,350	4,092,977
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified Telecommunication Services (continued)
†Liberty Latin America Class A	37,718	$ 522,771
†Liberty Latin America Class C	133,853	1,887,327
†Ooma	16,994	320,507
†ORBCOMM	60,794	683,325
†Radius Global Infrastructure Class A	37,700	546,650
		17,571,626
Electric Utilities–0.55%
ALLETE	46,873	3,280,172
MGE Energy	31,615	2,353,420
Otter Tail	34,981	1,707,423
PNM Resources	66,736	3,254,715
Portland General Electric	80,900	3,727,872
Spark Energy Class A	11,700	132,561
		14,456,163
Electrical Equipment–1.00%
Allied Motion Technologies	9,900	341,847
†American Superconductor	20,500	356,495
†Array Technologies	109,400	1,706,640
†Atkore International Group	42,100	2,989,100
AZZ	22,227	1,150,914
†Babcock & Wilcox Enterprises	47,500	374,300
†Beam Global	7,500	287,325
†Bloom Energy Class A	119,300	3,205,591
Encore Wire	17,426	1,320,717
EnerSys	38,222	3,735,436
†Eos Energy Enterprises	15,000	269,400
†FuelCell Energy	284,200	2,529,380
GrafTech International	146,000	1,696,520
Powell Industries	6,908	213,803
Preformed Line Products	3,186	236,401
†Romeo Power	35,800	291,412
†Stem	53,700	1,933,737
†Thermon Group Holdings	27,660	471,326
†TPI Composites	26,700	1,292,814
†Vicor	17,571	1,857,957
		26,261,115
Electronic Equipment, Instruments & Components–2.27%
†908 Devices	6,200	240,250
Advanced Energy Industries	34,179	3,852,315
†Akoustis Technologies	27,300	292,383
†Arlo Technologies	70,815	479,418
Badger Meter	26,322	2,582,715
Belden	38,142	1,928,841
Benchmark Electronics	31,166	886,984
CTS	27,111	1,007,445
†Daktronics	37,661	248,186
†ePlus	11,358	984,625

LVIP SSGA Small-Cap Index Fund–11

LVIP SSGA Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
†Fabrinet	33,056	$ 3,169,079
†FARO Technologies	15,199	1,182,026
†Identiv	17,700	300,900
†II-VI	92,028	6,680,312
†Insight Enterprises	31,203	3,120,612
†Iteris	40,486	269,232
†Itron	39,600	3,959,208
†Kimball Electronics	20,975	455,996
†Knowles	76,606	1,512,202
†Luna Innovations	25,800	279,414
Methode Electronics	31,566	1,553,363
†MicroVision	140,600	2,355,050
†Napco Security Technologies	11,000	400,070
†nLight	30,300	1,099,284
†Novanta	30,763	4,145,622
†OSI Systems	14,568	1,480,691
†Ouster	24,900	311,001
†PAR Technology	17,400	1,216,956
PC Connection	10,324	477,691
†Plexus	25,563	2,336,714
†Rogers	16,752	3,363,802
†Sanmina	55,595	2,165,981
†ScanSource	20,837	586,145
†TTM Technologies	85,850	1,227,655
†Velodyne Lidar	60,600	644,784
Vishay Intertechnology	119,721	2,699,709
†Vishay Precision Group	10,872	370,083
		59,866,744
Energy Equipment & Services–0.88%
Archrock	118,502	1,055,853
†Aspen Aerogels	17,200	514,624
†Bristow Group	7,073	181,140
Cactus Class A	40,700	1,494,504
†ChampionX	166,900	4,280,985
†DMC Global	13,088	735,676
†Dril-Quip	29,900	1,011,517
†Frank's International	123,500	374,205
†Helix Energy Solutions Group	131,456	750,614
Helmerich & Payne	90,200	2,943,226
†Liberty Oilfield Services Class A	75,700	1,071,912
†Meta Materials	52,700	394,723
†Nabors Industries	6,114	698,463
†National Energy Services Reunited	19,100	272,175
†Newpark Resources	83,341	288,360
†NexTier Oilfield Solutions	150,363	715,728
†Oceaneering International	84,900	1,321,893
†Oil States International	49,700	390,145
Patterson-UTI Energy	157,600	1,566,544
†ProPetro Holding	66,300	607,308
†RPC	47,300	234,135
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Energy Equipment & Services (continued)
†Select Energy Services Class A	52,100	$ 314,684
Solaris Oilfield Infrastructure Class A	26,700	260,058
†TETRA Technologies	105,100	456,134
†Tidewater	35,311	425,498
†U.S. Silica Holdings	67,483	780,103
		23,140,207
Entertainment–1.13%
†AMC Entertainment Holdings Class A	351,190	19,905,449
†Chicken Soup For The Soul Entertainment	9,900	409,860
†Cinemark Holdings	92,700	2,034,765
†CuriosityStream	22,300	304,172
†Eros STX Global	164,700	251,991
†IMAX	45,200	971,800
†Liberty Media-Liberty Braves Class A	10,100	285,022
†Liberty Media-Liberty Braves Class C	32,300	896,971
†Lions Gate Entertainment Class A	49,900	1,032,930
†Lions Gate Entertainment Class B	98,700	1,806,210
†LiveXLive Media	37,000	174,640
†Madison Square Garden Entertainment	16,200	1,360,314
†Marcus	20,834	441,889
		29,876,013
Equity Real Estate Investment Trusts–6.01%
Acadia Realty Trust	73,015	1,603,409
Agree Realty	55,966	3,945,043
Alexander & Baldwin	61,708	1,130,491
Alexander's	1,976	529,469
American Assets Trust	43,173	1,609,921
American Finance Trust	93,400	792,032
†Apartment Investment and Management Class A	127,600	856,196
Apple Hospitality REIT	179,900	2,745,274
Armada Hoffler Properties	47,300	628,617
†Ashford Hospitality Trust	97,400	444,144
Brandywine Realty Trust	145,400	1,993,434
Broadstone Net Lease	121,900	2,853,679
BRT Apartments	10,000	173,400
Care Trust	82,771	1,922,770
CatchMark Timber Trust Class A	44,400	519,480
Centerspace	11,846	934,649
†Chatham Lodging Trust	43,331	557,670
City Office REIT	38,900	483,527
Clipper Realty	14,900	109,515

LVIP SSGA Small-Cap Index Fund–12

LVIP SSGA Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Equity Real Estate Investment Trusts (continued)
Columbia Property Trust	103,600	$ 1,801,604
Community Healthcare Trust	20,000	949,200
†CorePoint Lodging	34,950	373,965
Corporate Office Properties Trust	96,800	2,709,432
CTO Realty Growth	5,314	284,405
†DiamondRock Hospitality	173,074	1,678,818
†DigitalBridge Group	409,600	3,235,840
Diversified Healthcare Trust	197,800	826,804
Easterly Government Properties	70,000	1,475,600
EastGroup Properties	35,088	5,770,222
Empire State Realty Trust Class A	122,500	1,470,000
Equity Commonwealth	100,500	2,633,100
Essential Properties Realty Trust	93,835	2,537,298
Farmland Partners	22,900	275,945
Four Corners Property Trust	63,600	1,755,996
Franklin Street Properties	86,327	454,080
†GEO Group	105,226	749,209
Getty Realty	31,264	973,874
Gladstone Commercial	27,505	620,513
Gladstone Land	20,800	500,448
Global Medical REIT	36,800	543,168
Global Net Lease	77,654	1,436,599
Healthcare Realty Trust	125,784	3,798,677
†Hersha Hospitality Trust	32,641	351,217
Independence Realty Trust	92,456	1,685,473
Indus Realty Trust	2,186	143,511
Industrial Logistics Properties Trust	55,689	1,455,710
Innovative Industrial Properties	21,100	4,030,522
iStar	65,470	1,357,193
Kite Realty Group Trust	71,254	1,568,301
Lexington Realty Trust	246,286	2,943,118
LTC Properties	33,473	1,285,028
Macerich	169,300	3,089,725
†Mack-Cali Realty	79,000	1,354,850
Monmouth Real Estate Investment	81,789	1,531,090
National Health Investors	39,234	2,630,640
National Storage Affiliates Trust	56,250	2,844,000
NETSTREIT	34,000	784,040
New Senior Investment Group	76,100	668,158
NexPoint Residential Trust	20,100	1,105,098
Office Properties Income Trust	43,640	1,279,088
One Liberty Properties	14,907	423,210
†Outfront Media	124,700	2,996,541
Paramount Group	159,900	1,610,193
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Equity Real Estate Investment Trusts (continued)
Pebblebrook Hotel Trust	117,360	$ 2,763,828
Physicians Realty Trust	187,700	3,466,819
Piedmont Office Realty Trust Class A	112,200	2,072,334
Plymouth Industrial REIT	18,600	372,372
PotlatchDeltic	58,906	3,130,854
Preferred Apartment Communities Class A	39,200	382,200
PS Business Parks	18,062	2,674,621
QTS Realty Trust Class A	57,600	4,452,480
Retail Opportunity Investments	99,867	1,763,651
Retail Properties of America Class A	185,900	2,128,555
Retail Value	16,072	349,566
RLJ Lodging Trust	142,555	2,171,113
RPT Realty	73,805	957,989
†Ryman Hospitality Properties	45,406	3,585,258
Sabra Health Care REIT	184,877	3,364,761
Safehold	15,200	1,193,200
Saul Centers	10,966	498,405
†Seritage Growth Properties Class A	31,800	585,120
Service Properties Trust	141,900	1,787,940
SITE Centers	132,700	1,998,462
STAG Industrial	137,834	5,159,127
†Summit Hotel Properties	87,673	817,989
†Sunstone Hotel Investors	186,892	2,321,199
Tanger Factory Outlet Centers	77,400	1,458,990
Terreno Realty	60,734	3,918,558
UMH Properties	33,767	736,796
Uniti Group	167,900	1,778,061
Universal Health Realty Income Trust	10,773	663,078
Urban Edge Properties	100,300	1,915,730
Urstadt Biddle Properties Class A	24,017	465,449
Washington Real Estate Investment Trust	76,575	1,761,225
Whitestone REIT	33,971	280,261
†Xenia Hotels & Resorts	97,904	1,833,742
		158,633,956
Food & Staples Retailing–0.84%
Andersons	26,463	807,915
†BJ's Wholesale Club Holdings	117,400	5,585,892
†Chefs' Warehouse	25,735	819,145
†HF Foods Group	28,500	150,765
Ingles Markets Class A	11,831	689,392
Natural Grocers by Vitamin Cottage	9,189	98,690
†Performance Food Group	113,000	5,479,370
PriceSmart	19,732	1,795,809

LVIP SSGA Small-Cap Index Fund–13

LVIP SSGA Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food & Staples Retailing (continued)
†Rite Aid	45,805	$ 746,622
SpartanNash	31,558	609,385
†Sprouts Farmers Market	101,700	2,527,245
†United Natural Foods	50,699	1,874,849
Village Super Market Class A	8,413	197,790
Weis Markets	14,100	728,406
		22,111,275
Food Products–1.01%
†AppHarvest	41,100	657,600
B&G Foods	55,514	1,820,859
Calavo Growers	14,054	891,305
Cal-Maine Foods	33,730	1,221,363
Fresh Del Monte Produce	27,456	902,753
†Hostess Brands	108,200	1,751,758
J & J Snack Foods	12,987	2,265,063
John B Sanfilippo & Son	7,602	673,309
†Laird Superfood	3,500	104,545
Lancaster Colony	17,054	3,300,120
†Landec	23,106	259,943
Limoneira	16,000	280,800
†Mission Produce	31,800	658,578
Sanderson Farms	18,090	3,400,377
†Seneca Foods Class A	5,288	270,111
†Simply Good Foods	76,800	2,803,968
†Tattooed Chef	40,100	860,145
Tootsie Roll Industries	14,440	489,660
†TreeHouse Foods	44,500	1,981,140
Utz Brands	50,500	1,100,395
†Vital Farms	20,500	409,180
†Whole Earth Brands	32,000	464,000
		26,566,972
Gas Utilities–0.81%
Brookfield Infrastructure Class A	31,400	2,367,560
Chesapeake Utilities	14,765	1,776,672
New Jersey Resources	85,697	3,391,030
Northwest Natural Holding	27,619	1,450,550
ONE Gas	47,146	3,494,462
South Jersey Industries	91,004	2,359,734
Southwest Gas Holdings	51,222	3,390,384
Spire	45,120	3,260,822
		21,491,214
Health Care Equipment & Supplies–3.64%
†Accelerate Diagnostics	31,621	254,865
†Accuray	82,018	370,721
†Acutus Medical	14,400	244,512
†Alphatec Holdings	46,300	709,316
†AngioDynamics	32,492	881,508
†Apyx Medical	29,600	305,176
†Asensus Surgical	242,200	767,774
†Aspira Women's Health	73,500	413,070
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†AtriCure	39,403	$ 3,125,840
Atrion	1,167	724,625
†Avanos Medical	41,400	1,505,718
†AxoGen	33,700	728,257
†Axonics Modulation Technologies	35,700	2,263,737
†BioLife Solutions	20,900	930,259
†Bioventus Class A	8,400	147,840
†Butterfly Network	27,800	402,544
†Cardiovascular Systems	35,682	1,521,837
†Cerus	136,183	804,842
†ClearPoint Neuro	16,100	307,349
CONMED	24,422	3,356,315
†CryoLife	32,410	920,444
†CryoPort	36,100	2,277,910
†Cutera	14,100	691,323
†CytoSorbents	32,400	244,620
†DarioHealth	6,500	138,840
†Eargo	16,500	658,515
†Glaukos	38,445	3,261,289
†Haemonetics	43,200	2,878,848
†Heska	8,200	1,883,786
†Inari Medical	29,100	2,714,448
†Inogen	16,490	1,074,653
†Integer Holdings	29,425	2,771,835
†Intersect ENT	29,200	499,028
†Invacare	30,039	242,415
†iRadimed	4,700	138,227
†iRhythm Technologies	26,150	1,735,053
†Lantheus Holdings	56,706	1,567,354
LeMaitre Vascular	14,098	860,260
†LivaNova	43,896	3,692,093
†Meridian Bioscience	35,975	797,926
†Merit Medical Systems	43,941	2,841,225
Mesa Laboratories	4,130	1,119,932
†Misonix	9,100	201,838
†Natus Medical	30,063	781,037
†Neogen	94,650	4,357,686
†Neuronetics	21,400	342,828
†Nevro	30,500	5,056,595
†NuVasive	46,237	3,133,944
†OraSure Technologies	63,606	644,965
†Ortho Clinical Diagnostics Holdings	75,500	1,616,455
†Orthofix Medical	15,803	633,858
†OrthoPediatrics	11,305	714,250
†Outset Medical	39,200	1,959,216
†PAVmed	61,600	394,240
†Pulmonx	21,800	961,816
†Pulse Biosciences	13,223	216,857
†Quotient	51,500	187,460
†Retractable Technologies	8,300	95,948
†SeaSpine Holdings	25,140	515,621
†Senseonics Holdings	389,700	1,496,448

LVIP SSGA Small-Cap Index Fund–14

LVIP SSGA Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†Shockwave Medical	28,900	$ 5,483,197
†SI-BONE	25,500	802,485
†Sientra	44,200	351,832
†Silk Road Medical	29,100	1,392,726
†Soliton	7,500	168,675
†STAAR Surgical	41,099	6,267,598
†Stereotaxis	41,555	400,590
†Surmodics	11,165	605,701
†Tactile Systems Technology	16,500	858,000
†Talis Biomedical	9,460	104,344
†TransMedics Group	23,500	779,730
†Treace Medical Concepts	9,400	293,844
Utah Medical Products	2,615	222,380
†Vapotherm	15,800	373,512
†Varex Imaging	35,000	938,700
†ViewRay	102,700	677,820
†Zynex	16,600	257,798
		96,066,123
Health Care Providers & Services–3.08%
†1Life Healthcare	99,900	3,302,694
†Accolade	43,100	2,340,761
†AdaptHealth	67,800	1,858,398
†Addus HomeCare	13,500	1,177,740
†Alignment Healthcare	22,600	528,162
†AMN Healthcare Services	41,974	4,070,639
†Apollo Medical Holdings	31,100	1,953,391
†Apria	7,600	212,800
†Aveanna Healthcare Holdings	33,100	409,447
†Brookdale Senior Living	167,500	1,323,250
†Castle Biosciences	18,300	1,341,939
†Community Health Systems	106,400	1,642,816
†CorVel	7,986	1,072,520
†Covetrus	88,700	2,394,900
†Cross Country Healthcare	32,017	528,601
Ensign Group	46,433	4,024,348
†Exagen	4,200	62,958
†Fulgent Genetics	17,400	1,604,802
†Hanger	31,400	793,792
†HealthEquity	71,930	5,788,926
†InfuSystem Holdings	12,600	261,954
†Innovage Holding	15,700	334,567
†Joint	11,100	931,512
†LHC Group	26,204	5,247,613
†Magellan Health	15,495	1,459,629
†MEDNAX	67,400	2,032,110
†ModivCare	10,433	1,774,340
National HealthCare	10,375	725,213
National Research	11,337	520,368
†Ontrack	7,200	233,856
†Option Care Health	94,807	2,073,429
Owens & Minor	65,654	2,779,134
Patterson	76,400	2,321,796
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services (continued)
†Pennant Group	21,966	$ 898,409
†PetIQ	19,600	756,560
†Privia Health Group	16,800	745,416
†Progyny	54,000	3,186,000
†R1 RCM	111,164	2,472,287
†RadNet	36,400	1,226,316
†Select Medical Holdings	97,667	4,127,407
†Sharps Compliance	11,100	114,330
†Surgery Partners	23,600	1,572,232
†Tenet Healthcare	90,992	6,095,554
†Tivity Health	39,728	1,045,244
†Triple-S Management Class B	20,859	464,530
U.S. Physical Therapy	10,949	1,268,661
†Viemed Healthcare	31,700	226,655
		81,328,006
Health Care Technology–1.32%
†Agiliti	19,400	424,278
†Allscripts Healthcare Solutions	119,900	2,219,349
†American Well Class A	166,800	2,098,344
†Computer Programs and Systems	11,449	380,450
†Evolent Health Class A	68,600	1,448,832
†Forian	13,100	164,667
†Health Catalyst	38,300	2,126,033
†HealthStream	23,945	669,023
†iCAD	17,300	299,463
†Inovalon Holdings Class A	67,500	2,300,400
†Inspire Medical Systems	23,500	4,541,610
†Multiplan	341,900	3,254,888
†NantHealth	19,100	44,312
†NextGen Healthcare	47,328	785,172
†Omnicell	36,825	5,577,146
†OptimizeRx	15,000	928,500
†Phreesia	30,600	1,875,780
†Schrodinger	38,800	2,933,668
Simulations Plus	12,900	708,339
†Tabula Rasa HealthCare	18,000	900,000
†Vocera Communications	26,840	1,069,574
		34,749,828
Hotels, Restaurants & Leisure–2.35%
†Accel Entertainment Class A	41,900	497,353
†Bally's	27,973	1,513,619
†Biglari Holdings Class B	885	141,131
†BJ's Restaurants	18,759	921,817
†Bloomin' Brands	78,752	2,137,329
†Bluegreen Vacations Holding	15,782	284,076
†Brinker International	40,900	2,529,665
†Carrols Restaurant Group	28,565	171,676
†Century Casinos	27,600	370,668
†Cheesecake Factory	36,674	1,986,997
†Chuy's Holdings	16,132	601,078

LVIP SSGA Small-Cap Index Fund–15

LVIP SSGA Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
Cracker Barrel Old Country Store	21,362	$ 3,171,403
†Dave & Buster's Entertainment	38,300	1,554,980
Del Taco Restaurants	25,200	252,252
†Denny's	54,556	899,628
†Dine Brands Global	13,232	1,180,956
†El Pollo Loco Holdings	16,100	294,469
†Everi Holdings	73,200	1,825,608
†Fiesta Restaurant Group	16,457	221,018
†Full House Resorts	28,000	278,320
†GAN	30,200	496,488
†Golden Entertainment	13,700	613,760
†Golden Nugget Online Gaming	27,300	348,348
†Hall of Fame Resort & Entertainment	36,700	144,231
†Hilton Grand Vacations	76,600	3,170,474
†International Game Technology	86,100	2,062,956
Jack in the Box	20,715	2,308,480
†Kura Sushi USA Class A	4,600	174,846
†Lindblad Expeditions Holdings	23,900	382,639
†Monarch Casino & Resort	10,684	706,960
Nathan's Famous	3,102	221,235
†NEOGAMES	5,500	338,085
†Noodles & Co.	29,000	361,920
Papa John's International	29,522	3,083,278
†PlayAGS	20,400	201,960
RCI Hospitality Holdings	7,400	489,880
†Red Robin Gourmet Burgers	12,822	424,536
†Red Rock Resorts Class A	52,800	2,244,000
†Rush Street Interactive	44,800	549,248
†Ruth's Hospitality Group	29,566	680,905
†Scientific Games Class A	82,352	6,377,339
†SeaWorld Entertainment	45,862	2,290,348
†Shake Shack Class A	31,600	3,381,832
†Target Hospitality	39,300	145,803
Texas Roadhouse	58,870	5,663,294
Wingstop	26,600	4,192,958
		61,889,846
Household Durables–1.85%
†Aterian	16,900	247,247
†Beazer Homes	25,819	498,048
†Casper Sleep	25,200	207,648
†Cavco Industries	8,026	1,783,297
†Century Communities	26,438	1,759,185
Ethan Allen Interiors	20,232	558,403
†GoPro Class A	103,500	1,205,775
†Green Brick Partners	28,482	647,681
Hamilton Beach Brands Holding Class A	7,284	162,215
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Household Durables (continued)
†Helen of Troy	20,998	$ 4,790,064
Hooker Furniture	11,100	384,504
†Hovnanian Enterprises	4,400	467,676
Installed Building Products	19,818	2,424,930
†iRobot	24,922	2,327,466
KB Home	80,136	3,263,138
La-Z-Boy	38,633	1,430,966
†Legacy Housing	7,360	124,458
†LGI Homes	20,000	3,238,800
Lifetime Brands	10,224	153,053
†Lovesac	9,200	734,068
†M/I Homes	25,274	1,482,826
MDC Holdings	50,831	2,572,049
†Meritage Homes	33,384	3,140,767
†Purple Innovation	43,011	1,135,920
†Skyline Champion	45,634	2,432,292
†Sonos	108,136	3,809,631
†Taylor Morrison Home	113,600	3,001,312
†TRI Pointe Group	100,752	2,159,115
†Tupperware Brands	42,200	1,002,250
†Universal Electronics	11,311	548,583
†VOXX International	17,700	247,977
†Vuzix	50,300	923,005
		48,864,349
Household Products–0.30%
†Central Garden & Pet	8,900	471,077
†Central Garden & Pet Class A	36,222	1,749,522
Energizer Holdings	58,300	2,505,734
Oil-Dri Corp of America	4,554	155,656
WD-40	12,238	3,136,477
		8,018,466
Independent Power and Renewable Electricity Producers–0.31%
Clearway Energy Class A	29,500	743,990
Clearway Energy Class C	71,300	1,888,024
Ormat Technologies	39,460	2,743,654
†Sunnova Energy International	73,700	2,775,542
		8,151,210
Industrial Conglomerates–0.07%
†Raven Industries	30,551	1,767,375
		1,767,375
Insurance–1.86%
†Ambac Financial Group	38,493	602,800
American Equity Investment Life Holding	78,855	2,548,594
American National Group	6,400	950,720
AMERISAFE	17,499	1,044,515
Argo Group International Holdings	27,967	1,449,530

LVIP SSGA Small-Cap Index Fund–16

LVIP SSGA Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
†BRP Group Class A	38,900	$ 1,036,685
†Citizens	45,063	238,383
CNO Financial Group	112,512	2,657,534
Crawford & Co. Class A	12,200	110,654
Donegal Group Class A	13,146	191,537
†eHealth	23,419	1,367,670
Employers Holdings	26,327	1,126,796
†Enstar Group	10,811	2,582,964
†Genworth Financial Class A	435,800	1,699,620
Goosehead Insurance Class A	15,200	1,934,960
†Greenlight Capital Re Class A	19,457	177,642
HCI Group	5,007	497,846
Heritage Insurance Holdings	24,700	211,926
Horace Mann Educators	35,731	1,337,054
Independence Holding	4,117	190,700
Investors Title	953	166,422
James River Group Holdings	25,700	964,264
Kinsale Capital Group	19,000	3,130,630
†MBIA	47,184	519,024
†MetroMile	31,500	288,225
National Western Life Group Class A	2,216	497,248
†NI Holdings	10,200	193,902
†Palomar Holdings	21,100	1,592,206
ProAssurance	46,200	1,051,050
RLI	35,534	3,716,501
Safety Insurance Group	12,199	954,938
Selective Insurance Group	53,107	4,309,633
†Selectquote	117,800	2,268,828
†SiriusPoint	75,300	758,271
State Auto Financial	16,295	278,970
Stewart Information Services	23,939	1,357,102
Tiptree Financial	25,046	232,928
†Trean Insurance Group	12,100	182,468
†Trupanion	32,761	3,770,791
United Fire Group	17,621	488,630
United Insurance Holdings	21,400	121,980
Universal Insurance Holdings	25,803	358,146
		49,160,287
Interactive Media & Services–0.49%
†Cargurus	76,300	2,001,349
†Cars.com	59,700	855,501
†Eventbrite Class A	55,300	1,050,700
†EverQuote Class A	13,200	431,376
†fuboTV	118,600	3,808,246
†Liberty TripAdvisor Holdings Class A	65,075	264,855
†MediaAlpha Class A	16,500	694,650
†QuinStreet	42,911	797,287
†TrueCar	85,700	484,205
†Yelp	65,000	2,597,400
		12,985,569
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Internet & Direct Marketing Retail–0.76%
†1-800-Flowers.com Class A	21,464	$ 684,058
†CarParts.com	32,000	651,520
†Duluth Holdings Class B	8,300	171,395
†Groupon	19,995	862,984
†Lands' End	10,400	426,920
†Liquidity Services	24,773	630,473
†Overstock.com	38,397	3,540,203
PetMed Express	15,909	506,702
†Porch Group	13,600	263,024
†Quotient Technology	72,700	785,887
†RealReal	67,400	1,331,824
†Revolve Group	30,800	2,122,120
Shutterstock	18,952	1,860,518
†Stamps.com	15,338	3,072,048
†Stitch Fix Class A	53,300	3,213,990
		20,123,666
IT Services–1.51%
†BigCommerce Holdings	40,300	2,616,276
†BM Technologies	4,167	51,837
†Brightcove	32,586	467,609
†Cantaloupe	49,900	591,814
Cass Information Systems	11,915	485,536
†Conduent	140,400	1,053,000
CSG Systems International	28,088	1,325,192
†DigitalOcean Holdings	11,000	611,490
EVERTEC	52,200	2,278,530
†Evo Payments Class A	41,700	1,156,758
†ExlService Holdings	29,848	3,171,648
†GreenBox POS	21,000	250,530
†GreenSky Class A	58,800	326,340
†Grid Dynamics Holdings	21,700	326,151
Hackett Group	23,076	415,830
†I3 Verticals Class A	17,391	525,556
†IBEX Holdings	4,859	94,848
†International Money Express	27,300	405,405
†Limelight Networks	115,249	363,034
†LiveRamp Holdings	58,672	2,748,783
†Marathon Digital Holdings	83,300	2,613,121
MAXIMUS	52,574	4,624,935
†MoneyGram International	55,400	558,432
†Paya Holdings	70,400	775,808
†Perficient	28,125	2,261,813
†Rackspace Technology	46,100	904,021
†Repay Holdings	60,600	1,456,824
†StarTek	21,100	150,443
†Sykes Enterprises	32,877	1,765,495
TTEC Holdings	15,660	1,614,389
†Tucows Class A	8,300	666,656
†Unisys	53,254	1,347,859
†Verra Mobility	116,000	1,782,920
		39,788,883

LVIP SSGA Small-Cap Index Fund–17

LVIP SSGA Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Leisure Products–0.60%
Acushnet Holdings	31,100	$ 1,536,340
†American Outdoor Brands	10,908	383,307
†AMMO	56,500	553,135
†Callaway Golf	99,127	3,343,553
Clarus	20,924	537,747
Escalade	9,403	215,799
†Genius Brands International	241,800	444,912
Johnson Outdoors Class A	4,286	518,606
†Latham Group	19,900	636,004
†Malibu Boats Class A	18,800	1,378,604
Marine Products	7,736	119,444
†Mastercraft Boat Holgings	17,700	465,333
†Nautilus	26,500	446,525
Smith & Wesson Brands	50,532	1,753,460
Sturm Ruger	14,314	1,287,974
†Vista Outdoor	50,500	2,337,140
		15,957,883
Life Sciences Tools & Services–1.03%
†Berkeley Lights	41,100	1,841,691
†Bionano Genomics	253,300	1,856,689
†ChromaDex	33,700	332,282
†Codexis	49,000	1,110,340
†Fluidigm	65,466	403,270
†Harvard Bioscience	32,100	267,393
†Inotiv	11,100	296,148
Luminex	36,707	1,350,818
†Medpace Holdings	24,800	4,380,424
†NanoString Technologies	39,900	2,585,121
†NeoGenomics	97,665	4,411,528
†Pacific Biosciences of California	163,798	5,728,016
†Personalis	22,000	556,600
†Quanterix	26,400	1,548,624
†Seer	12,400	406,472
		27,075,416
Machinery–3.86%
†AgEagle Aerial Systems	57,200	301,444
Alamo Group	8,535	1,303,124
Albany International Class A	27,643	2,467,414
Altra Industrial Motion	57,978	3,769,730
Astec Industries	19,069	1,200,203
Barnes Group	40,754	2,088,642
†Blue Bird	12,292	305,579
†Chart Industries	32,374	4,736,964
†CIRCOR International	18,526	603,948
Columbus McKinnon	19,808	955,538
†Commercial Vehicle Group	27,500	292,325
†Desktop Metal Class A	71,600	823,400
Douglas Dynamics	19,249	783,242
†Energy Recovery	33,800	769,964
Enerpac Tool Group	54,514	1,451,163
EnPro Industries	17,809	1,730,144
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
ESCO Technologies	22,238	$ 2,086,147
†Evoqua Water Technologies	103,900	3,509,742
†ExOne	14,200	307,288
Federal Signal	51,807	2,084,196
Franklin Electric	41,440	3,340,893
Gorman-Rupp	14,182	488,428
Greenbrier	27,701	1,207,210
Helios Technologies	26,828	2,093,925
Hillenbrand	66,732	2,941,547
†Hydrofarm Holdings Group	8,200	484,702
†Hyliion Holdings	100,400	1,169,660
Hyster-Yale Materials Handling	8,866	647,041
John Bean Technologies	28,192	4,020,743
Kadant	10,399	1,831,160
Kennametal	74,800	2,686,816
Lindsay	9,807	1,620,901
Luxfer Holdings	22,300	496,175
†Lydall	15,702	950,285
†Manitowoc	27,875	682,937
†Mayville Engineering	5,400	108,594
†Meritor	60,112	1,407,823
Miller Industries	10,546	415,934
Mueller Industries	48,440	2,097,936
Mueller Water Products Class A	135,527	1,954,299
†Navistar International	43,000	1,913,500
†Nikola Corp.	171,800	3,102,708
†NN	41,056	301,762
Omega Flex	2,689	394,503
Park-Ohio Holdings	8,449	271,551
†Proto Labs	24,143	2,216,327
†RBC Bearings	21,218	4,231,294
REV Group	25,900	406,371
Rexnord	102,764	5,142,310
Shyft Group	31,516	1,179,014
†SPX	37,300	2,278,284
SPX FLOW	38,400	2,505,216
Standex International	11,254	1,068,117
Tennant	16,581	1,323,993
Terex	60,600	2,885,772
†Titan International	43,300	367,184
†TriMas	37,325	1,132,067
Trinity Industries	74,300	1,997,927
Wabash National	45,140	722,240
Watts Water Technologies Class A	24,694	3,603,101
†Welbilt	117,600	2,722,440
		101,982,887
Marine–0.15%
Costamare	43,800	517,278
†Eagle Bulk Shipping	6,942	328,495
Genco Shipping & Trading	19,600	370,048

LVIP SSGA Small-Cap Index Fund–18

LVIP SSGA Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Marine (continued)
Matson	38,600	$ 2,470,400
†Safe Bulkers	54,300	217,743
		3,903,964
Media–1.19%
†Advantage Solutions	65,400	705,666
†AMC Networks Class A	24,500	1,636,600
†Boston Omaha Class A	12,200	386,862
†Cardlytics	26,900	3,414,417
†Clear Channel Outdoor Holdings	311,100	821,304
†comScore	57,700	288,500
†Daily Journal	1,050	355,425
†Emerald Holding	26,000	140,140
†Entercom Communications	108,806	468,954
Entravision Communications Class A	42,030	280,760
EW Scripps Class A	51,066	1,041,236
†Fluent	43,468	127,361
†Gannett	110,624	607,326
Gray Television	74,718	1,748,401
†Hemisphere Media Group	16,400	193,520
†iHeartMedia Class A	95,900	2,582,587
John Wiley & Sons Class A	37,000	2,226,660
Loral Space & Communications	10,261	398,640
†Magnite	89,942	3,043,637
†MDC Partners Class A	53,500	312,975
†Meredith	33,934	1,474,093
†MSG Networks Class A	26,000	379,080
National CineMedia	60,629	307,389
Scholastic	26,191	992,377
Sinclair Broadcast Group Class A	38,000	1,262,360
†TechTarget	20,598	1,596,139
TEGNA	197,194	3,699,360
†WideOpenWest	46,694	967,033
		31,458,802
Metals & Mining–1.26%
†Allegheny Technologies	114,400	2,385,240
†Arconic	89,600	3,191,552
Carpenter Technology	41,200	1,657,064
†Century Aluminum	41,658	536,972
†Coeur Mining	209,786	1,862,900
Commercial Metals	107,000	3,287,040
Compass Minerals International	29,600	1,754,096
†Constellium SE	105,200	1,993,540
†Gatos Silver	21,700	379,533
Haynes International	12,481	441,578
Hecla Mining	468,776	3,487,694
Kaiser Aluminum	13,522	1,669,832
Materion	17,384	1,309,884
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Metals & Mining (continued)
†MP Materials	62,500	$ 2,303,750
†Novagold Resources	205,900	1,649,259
Olympic Steel	6,906	202,967
†Ryerson Holding	16,325	238,345
Schnitzer Steel Industries Class A	23,801	1,167,439
SunCoke Energy	74,644	532,958
†TimkenSteel	36,500	516,475
Warrior Met Coal	44,200	760,240
Worthington Industries	31,508	1,927,659
		33,256,017
Mortgage Real Estate Investment Trusts (REITs)–1.21%
Apollo Commercial Real Estate Finance	121,681	1,940,812
Arbor Realty Trust	100,300	1,787,346
Ares Commercial Real Estate	25,289	371,496
ARMOUR Residential REIT	53,453	610,433
Blackstone Mortgage Trust Class A	118,617	3,782,696
BrightSpire Capital	71,000	667,400
Broadmark Realty Capital	117,300	1,242,207
Capstead Mortgage	89,508	549,579
Chimera Investment	197,200	2,969,832
Dynex Capital	20,243	377,734
Ellington Financial	33,800	647,270
Granite Point Mortgage Trust	45,700	674,075
Great Ajax	17,055	221,374
Hannon Armstrong Sustainable Infrastructure Capital	66,100	3,711,515
Invesco Mortgage Capital	214,436	836,300
KKR Real Estate Finance Trust	23,100	499,653
Ladder Capital	96,589	1,114,637
MFA Financial	393,700	1,807,083
New York Mortgage Trust	325,782	1,456,246
Orchid Island Capital	70,400	365,376
PennyMac Mortgage Investment Trust	84,821	1,786,330
Ready Capital	53,811	853,981
Redwood Trust	95,325	1,150,573
TPG RE Finance Trust	53,200	715,540
Two Harbors Investment	237,700	1,797,012
		31,936,500
Multiline Retail–0.33%
Big Lots	29,700	1,960,497
Dillard's Class A	6,000	1,085,280
Franchise Group	19,200	677,184
†Macy's	269,100	5,102,136
		8,825,097

LVIP SSGA Small-Cap Index Fund–19

LVIP SSGA Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Multi-Utilities–0.37%
Avista	61,926	$ 2,642,383
Black Hills	56,573	3,712,886
NorthWestern	45,706	2,752,415
Unitil	12,341	653,703
		9,761,387
Oil, Gas & Consumable Fuels–3.27%
†Aemetis	24,600	274,782
†Alto Ingredients	61,300	374,543
†Antero Resources	245,100	3,683,853
†Arch Resources	12,800	729,344
Berry	54,771	368,061
†Bonanza Creek Energy	26,400	1,242,648
Brigham Minerals Class A	39,200	834,568
†California Resources	72,000	2,170,080
†Callon Petroleum	36,900	2,128,761
†Centennial Resource Development Class A	155,100	1,051,578
Chesapeake Energy	84,600	4,392,432
†Clean Energy Fuels	111,595	1,132,689
†CNX Resources	196,500	2,684,190
=†πCobalt International Energy	1	0
†Comstock Resources	78,400	522,928
†CONSOL Energy	28,700	530,089
†Contango Oil & Gas	108,600	469,152
CVR Energy	27,500	493,900
†Delek US Holdings	56,462	1,220,709
†Denbury	43,200	3,316,896
DHT Holdings	91,300	592,537
†Diamond S Shipping	28,300	281,868
†Dorian	34,536	487,648
†Earthstone Energy Class A	18,900	209,223
†Energy Fuels	122,500	741,125
Equitrans Midstream	350,400	2,981,904
†Extraction Oil & Gas	13,400	735,794
Falcon Minerals	27,400	139,192
†Frontline	108,000	972,000
†Gevo	170,300	1,238,081
†Golar LNG	93,501	1,238,888
†Green Plains	30,493	1,025,175
International Seaways	22,165	425,125
†Kosmos Energy	344,500	1,191,970
†Laredo Petroleum	10,800	1,002,132
†Magnolia Oil & Gas Class A	105,900	1,655,217
Matador Resources	99,330	3,576,873
Murphy Oil	125,500	2,921,640
Nordic American Tankers	140,398	460,505
Northern Oil and Gas	41,000	851,570
Oasis Petroleum	17,300	1,739,515
Ovintiv	224,600	7,068,162
†Par Pacific Holdings	33,735	567,423
†PBF Energy Class A	87,800	1,343,340
†PDC Energy	85,204	3,901,491
†Peabody Energy	52,112	413,248
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
†Penn Virginia	14,000	$ 330,540
†Range Resources	193,000	3,234,680
†Renewable Energy Group	38,864	2,422,782
†REX American Resources	5,150	464,427
Riley Exploration Permian	7,600	220,248
Scorpio Tankers	44,422	979,505
SFL	77,642	593,961
SM Energy	102,800	2,531,964
†Southwestern Energy	582,509	3,302,826
†Talos Energy	31,600	494,224
†Teekay Tankers Class A	20,400	294,168
†Tellurian	307,600	1,430,340
†Uranium Energy	160,000	425,600
†Vine Energy Class A	17,700	275,943
†W&T Offshore	87,436	424,065
†Whiting Petroleum	33,776	1,842,481
World Fuel Services	54,100	1,716,593
		86,367,196
Paper & Forest Products–0.21%
†Clearwater Paper	14,451	418,646
†Domtar	42,800	2,352,288
Glatfelter	36,973	516,513
Neenah	13,895	697,112
Schweitzer-Mauduit International	26,567	1,072,775
Verso Class A	25,700	454,890
		5,512,224
Personal Products–0.51%
†Beauty Health	39,800	668,640
†BellRing Brands Class A	33,700	1,056,158
Edgewell Personal Care	49,200	2,159,880
†elf Beauty	40,300	1,093,742
†Honest	21,300	344,847
Inter Parfums	16,193	1,165,896
Medifast	10,187	2,882,717
Nature's Sunshine Products	8,440	146,603
Nu Skin Enterprises Class A	42,600	2,413,290
†Revlon Class A	6,954	89,290
†USANA Health Sciences	9,905	1,014,569
†Veru	47,600	384,132
		13,419,764
Pharmaceuticals–1.64%
†9 Meters Biopharma	64,400	70,840
†Aclaris Therapeutics	37,200	653,232
†Aerie Pharmaceuticals	32,000	512,320
†Amneal Pharmaceuticals	82,602	422,922
†Amphastar Pharmaceuticals	30,100	606,816
†Ampio Pharmaceuticals	162,900	272,043
†Angion Biomedica	6,900	89,838
†ANI Pharmaceuticals	8,000	280,400
†Antares Pharma	153,500	669,260

LVIP SSGA Small-Cap Index Fund–20

LVIP SSGA Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Pharmaceuticals (continued)
†Arvinas	37,400	$ 2,879,800
†Atea Pharmaceuticals	55,300	1,187,844
†Athira Pharma	11,000	112,640
†Axsome Therapeutics	24,000	1,619,040
†BioDelivery Sciences International	78,000	279,240
†Cara Therapeutics	33,900	483,753
†Cassava Sciences	32,800	2,802,432
†Cerecor	28,400	92,868
†Citius Pharmaceuticals	97,300	338,604
†Collegium Pharmaceutical	28,300	669,012
†Corcept Therapeutics	84,602	1,861,244
†CorMedix	29,200	200,312
†Cymabay Therapeutics	64,500	281,220
†Durect	197,400	321,762
†Edgewise Therapeutics	10,600	226,098
†Endo International	197,400	923,832
†Evolus	34,000	430,100
†Fulcrum Therapeutics	15,700	164,536
†Harmony Biosciences Holdings	19,100	539,193
†Innoviva	57,600	772,416
†Intra-Cellular Therapies	57,700	2,355,314
†Kala Pharmaceuticals	35,800	189,740
†Kaleido Biosciences	23,500	174,840
†KemPharm	26,300	337,166
†Marinus Pharmaceuticals	23,725	425,627
†Mind Medicine MindMed	275,900	951,855
†NGM Biopharmaceuticals	22,300	439,756
†Nuvation Bio	30,300	282,093
†Ocular Therapeutix	66,800	947,224
†Omeros	50,266	745,947
†Oramed Pharmaceuticals	22,900	306,402
†Pacira BioSciences	38,475	2,334,663
†Paratek Pharmaceuticals	33,800	230,516
†Phathom Pharmaceuticals	17,300	585,605
Phibro Animal Health Class A	16,500	476,520
†Pliant Therapeutics	20,500	596,960
†Prestige Consumer Healthcare	43,555	2,269,215
†Provention Bio	42,600	359,118
†Reata Pharmaceuticals Class A	23,500	3,325,955
†Relmada Therapeutics	11,800	377,718
†Revance Therapeutics	57,100	1,692,444
†Seelos Therapeutics	56,200	148,368
†SIGA Technologies	50,288	315,809
†Supernus Pharmaceuticals	44,390	1,366,768
†Tarsus Pharmaceuticals	5,800	168,084
†Terns Pharmaceuticals	8,179	100,275
†TherapeuticsMD	321,227	382,260
†Theravance Biopharma	41,900	608,388
†Verrica Pharmaceuticals	9,900	111,870
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Pharmaceuticals (continued)
†WaVe Life Sciences	26,000	$ 173,160
†Zogenix	49,535	855,965
		43,399,242
Professional Services–1.54%
†Acacia Research	44,176	298,630
†ASGN	45,704	4,430,089
Barrett Business Services	6,332	459,767
†CBIZ	46,246	1,515,481
CRA International	6,551	560,766
Exponent	46,101	4,112,670
†Forrester Research	10,633	486,991
†Franklin Covey	11,980	387,553
†GP Strategies	9,852	154,873
Heidrick & Struggles International	15,664	697,831
†Huron Consulting Group	19,378	952,429
ICF International	15,751	1,383,883
Insperity	32,367	2,925,006
KBR	121,100	4,619,965
†Kelly Services Class A	28,377	680,197
Kforce	18,038	1,135,131
Korn Ferry	45,745	3,318,800
ManTech International Class A	23,517	2,035,161
†Mistras Group	18,147	178,385
†Rekor Systems	26,900	273,304
Resources Connection	27,789	399,050
†TriNet Group	37,100	2,689,008
†TrueBlue	31,800	893,898
†Upwork	99,900	5,823,171
†Willdan Group	9,500	357,580
		40,769,619
Real Estate Management & Development–0.74%
†Cushman & Wakefield	95,156	1,662,375
†eXp World Holdings	53,200	2,062,564
†Fathom Holdings	5,000	163,950
†Forestar Group	13,205	276,117
†FRP Holdings	5,972	332,521
Kennedy-Wilson Holdings	104,653	2,079,455
†Marcus & Millichap	19,600	761,852
Newmark Group Class A	131,300	1,576,913
†Rafael Holdings Class B	8,100	413,505
RE/MAX Holdings Class A	15,298	509,882
†Realogy Holdings	99,797	1,818,301
†Redfin	89,500	5,675,195
RMR Group Class A	14,168	547,452
St Joe	29,868	1,332,411
†Tejon Ranch	19,918	302,953
		19,515,446
Road & Rail–0.57%
ArcBest	22,775	1,325,277

LVIP SSGA Small-Cap Index Fund–21

LVIP SSGA Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Road & Rail (continued)
†Avis Budget Group	43,800	$ 3,411,582
†Covenant Logistics Group	10,100	208,868
†Daseke	43,700	283,176
Heartland Express	41,409	709,336
†HyreCar	15,000	313,800
Marten Transport	50,594	834,295
†PAM Transportation Services	1,700	89,675
†Saia	23,583	4,940,403
Universal Logistics Holdings	5,697	132,740
†US Xpress Enterprises Class A	21,200	182,320
Werner Enterprises	53,956	2,402,121
†Yellow	43,100	280,581
		15,114,174
Semiconductors & Semiconductor Equipment–2.70%
†Alpha & Omega Semiconductor	19,571	594,763
†Ambarella	30,492	3,251,362
Amkor Technology	86,665	2,051,361
†Atomera	15,100	323,744
†Axcelis Technologies	30,333	1,226,060
†AXT	31,600	346,968
†CEVA	18,717	885,314
CMC Materials	26,085	3,932,053
†Cohu	38,313	1,409,535
†Diodes	38,565	3,076,330
†DSP Group	20,400	301,920
†FormFactor	69,631	2,538,746
†Ichor Holdings	24,600	1,323,480
†Impinj	14,200	732,578
†Kopin	66,500	543,970
Kulicke & Soffa Industries	52,500	3,213,000
†Lattice Semiconductor	116,226	6,529,577
†MACOM Technology Solutions Holdings	43,542	2,790,171
†MaxLinear	59,634	2,533,849
†NeoPhotonics	45,000	459,450
NVE	4,118	304,938
†Onto Innovation	42,824	3,127,865
†PDF Solutions	27,246	495,332
†Photronics	56,960	752,442
Power Integrations	53,012	4,350,165
†Rambus	98,486	2,335,103
†Semtech	58,084	3,996,179
†Silicon Laboratories	38,886	5,959,279
†SiTime	10,800	1,367,172
†SMART Global Holdings	11,901	567,440
†SunPower	66,800	1,951,896
†Synaptics	31,452	4,893,302
†Ultra Clean Holdings	36,129	1,940,850
†Veeco Instruments	44,335	1,065,813
		71,172,007
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software–5.93%
†8x8	96,205	$ 2,670,651
†A10 Networks	53,738	605,090
†ACI Worldwide	102,851	3,819,886
†Agilysys	16,204	921,522
†Alarm.com Holdings	42,700	3,616,690
†Altair Engineering Class A	39,200	2,703,624
American Software Class A	27,988	614,616
†Appfolio Class A	16,100	2,273,320
†Appian	32,100	4,421,775
†Asana Class A	63,400	3,932,702
†Avaya Holdings	75,600	2,033,640
†Benefitfocus	28,195	397,550
†Blackbaud	43,771	3,351,545
†Blackline	45,683	5,083,147
†Bottomline Technologies	38,371	1,422,797
†Box Class A	129,100	3,298,505
†BTRS Holdings	40,600	512,372
†Cerence	32,400	3,457,404
†ChannelAdvisor	24,500	600,495
†Cleanspark	30,700	510,848
†Cloudera	184,950	2,933,307
†CommVault Systems	38,102	2,978,433
†Cornerstone OnDemand	55,410	2,858,048
†Digimarc	11,058	370,443
†Digital Turbine	72,400	5,504,572
†Domo Class B	24,200	1,956,086
†E2open Parent Holdings	35,800	408,836
Ebix	23,978	812,854
†eGain	21,100	242,228
†Envestnet	47,759	3,622,998
†GTY Technology Holdings	41,100	292,221
†Ideanomics	350,000	994,000
†Intelligent Systems	6,700	210,782
InterDigital	26,788	1,956,328
†J2 Global	37,187	5,115,072
†JFrog	44,200	2,011,984
†LivePerson	56,118	3,548,902
†MicroStrategy Class A	6,584	4,375,068
†Mimecast	52,400	2,779,820
†Mitek Systems	37,500	722,250
†Model N	31,800	1,089,786
†Momentive Global	106,400	2,241,848
†ON24	7,400	262,552
†OneSpan	29,796	760,990
†Pagerduty	69,200	2,946,536
†Ping Identity Holding	33,500	767,150
Progress Software	38,800	1,794,500
†PROS Holdings	36,237	1,651,320
†Q2 Holdings	45,200	4,636,616
QAD Class A	9,873	859,148
†Qualys	30,625	3,083,631
†Rapid7	46,500	4,400,295
†Rimini Street	25,116	154,715
†Riot Blockchain	76,400	2,877,988

LVIP SSGA Small-Cap Index Fund–22

LVIP SSGA Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†SailPoint Technologies Holding	79,200	$ 4,044,744
Sapiens International	23,300	612,091
†SecureWorks Class A	8,800	163,064
†ShotSpotter	7,500	365,775
†Smith Micro Software	31,743	165,698
†Sprout Social Class A	37,800	3,380,076
†SPS Commerce	32,002	3,195,400
†Sumo Logic	69,900	1,443,435
†Telos	14,100	479,541
†Tenable Holdings	77,700	3,212,895
†Upland Software	23,175	954,115
†Varonis Systems	91,121	5,250,392
†Verint Systems	58,556	2,639,119
†Veritone	21,200	417,852
†Viant Technology Class A	9,200	273,976
†VirnetX Holding	54,004	230,597
†Vonage Holdings	211,186	3,043,190
†Workiva	35,700	3,974,481
Xperi Holding	90,516	2,013,076
†Yext	92,900	1,327,541
†Zix	48,274	340,332
†Zuora Class A	93,900	1,619,775
		156,616,651
Specialty Retail–2.72%
Aaron's	28,600	914,914
†Abercrombie & Fitch Class A	56,200	2,609,366
†Academy Sports & Outdoors	53,000	2,185,720
American Eagle Outfitters	135,318	5,078,484
†America's Car-Mart	5,285	748,990
†Asbury Automotive Group	17,344	2,972,241
†At Home Group	56,192	2,070,113
†Barnes & Noble Education	32,900	237,209
†Bed Bath & Beyond	94,000	3,129,260
Big 5 Sporting Goods	17,800	457,104
†Blink Charging	31,300	1,288,621
†Boot Barn Holdings	24,718	2,077,548
Buckle	24,608	1,224,248
Caleres	33,251	907,420
Camping World Holdings Class A	36,600	1,500,234
†Cato Class A	19,115	322,470
†Chico's FAS	94,800	623,784
†Children's Place	12,101	1,126,119
†Citi Trends	7,876	685,212
†Conn's	16,009	408,229
†Container Store Group	30,200	393,808
†Designer Brands Class A	54,800	906,940
†Genesco	12,132	772,566
Group 1 Automotive	15,735	2,429,956
†GrowGeneration	46,300	2,227,030
Guess	36,321	958,874
Haverty Furniture	13,314	569,307
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
†Hibbett Sports	14,982	$ 1,342,837
†Kirkland's	12,000	274,560
†Lumber Liquidators Holdings	26,116	551,048
†MarineMax	18,640	908,514
Monro	28,549	1,813,147
Murphy	21,600	2,880,792
†National Vision Holdings	72,300	3,696,699
†ODP	41,910	2,012,099
†OneWater Marine Class A	9,600	403,488
†Party City Holdco	94,700	883,551
Rent-A-Center	56,510	2,998,986
†Sally Beauty Holdings	101,800	2,246,726
†Shift Technologies	53,200	456,456
Shoe Carnival	7,721	552,746
†Signet Jewelers	46,976	3,795,191
†Sleep Number	20,546	2,259,033
Sonic Automotive Class A	20,731	927,505
†Sportsman's Warehouse Holdings	17,600	312,752
†Tilly's Class A	20,563	328,597
†TravelCenters of America	10,700	312,868
†Urban Outfitters	62,100	2,559,762
Winmark	2,487	477,703
†Zumiez	18,523	907,442
		71,728,269
Technology Hardware, Storage & Peripherals–0.34%
†3D Systems	104,022	4,157,759
†Avid Technology	28,700	1,123,605
†Corsair Gaming	21,000	699,090
†Diebold Nixdorf	63,500	815,340
†Eastman Kodak	11,800	98,176
†Quantum	39,900	274,911
†Super Micro Computer	37,600	1,322,768
†Turtle Beach	12,600	402,192
		8,893,841
Textiles, Apparel & Luxury Goods–0.75%
†Crocs	55,300	6,443,556
†Fossil Group	39,200	559,776
†G-III Apparel Group	39,996	1,314,268
Kontoor Brands	46,400	2,617,424
Movado Group	13,880	436,804
Oxford Industries	14,066	1,390,283
†PLBY Group	9,300	361,677
Rocky Brands	5,500	305,800
Steven Madden	74,201	3,247,036
Superior Group of Companies	9,166	219,159
†Unifi	12,574	306,303
†Vera Bradley	15,679	194,263
Wolverine World Wide	72,671	2,444,652
		19,841,001

LVIP SSGA Small-Cap Index Fund–23

LVIP SSGA Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Thrifts & Mortgage Finance–1.47%
†Axos Financial	49,660	$ 2,303,727
†Bridgewater Bancshares	19,500	314,925
Capitol Federal Financial	112,300	1,322,894
†Columbia Financial	38,800	668,136
Essent Group	94,809	4,261,665
Federal Agricultural Mortgage Class C	7,574	749,069
Flagstar Bancorp	41,700	1,762,659
FS Bancorp	3,100	220,937
Hingham Institution For Savings	1,160	336,980
Home Bancorp	6,174	235,291
HomeStreet	19,329	787,463
Kearny Financial	62,337	744,927
Luther Burbank	13,600	161,296
Merchants Bancorp	8,776	344,370
Meridian Bancorp	41,954	858,379
Meta Financial Group	28,200	1,427,766
†Mr Cooper Group	65,602	2,168,802
†NMI Holdings Class A	71,000	1,596,080
Northfield Bancorp	40,156	658,558
Northwest Bancshares	100,809	1,375,035
PCSB Financial	13,400	243,478
PennyMac Financial Services	30,300	1,870,116
†Pioneer Bancorp	13,400	161,068
Premier Financial	31,475	894,205
Provident Bancorp	16,255	265,119
Provident Financial Services	61,751	1,413,480
Radian Group	171,954	3,825,977
Southern Missouri Bancorp	5,898	265,174
TrustCo Bank	15,900	546,642
Walker & Dunlop	25,463	2,657,828
Washington Federal	65,500	2,081,590
Waterstone Financial	19,180	377,079
WSFS Financial	42,749	1,991,676
		38,892,391
Tobacco–0.16%
†22nd Century Group	129,300	598,659
Turning Point Brands	10,325	472,575
Universal	22,142	1,261,430
Vector Group	126,386	1,787,098
		4,119,762
Trading Companies & Distributors–1.28%
†Alta Equipment Group	16,590	220,481
Applied Industrial Technologies	34,730	3,162,514
†Beacon Roofing Supply	49,190	2,619,368
†BlueLinx Holdings	7,700	387,156
Boise Cascade	35,146	2,050,769
CAI International	14,707	823,592
†Custom Truck One Source	14,400	137,088
†DXP Enterprises	13,543	450,982
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Trading Companies & Distributors (continued)
†EVI Industries	5,900	$ 167,560
GATX	31,300	2,769,111
Global Industrial	11,358	416,952
†GMS	35,800	1,723,412
H&E Equipment Services	27,081	900,985
†Herc Holdings	21,900	2,454,333
†Lawson Products	4,271	228,541
McGrath RentCorp	20,940	1,708,076
†MRC Global	72,000	676,800
†NOW	100,056	949,531
Rush Enterprises Class A	37,528	1,622,711
Rush Enterprises Class B	6,760	257,826
†Textainer Group Holdings	45,020	1,520,325
†Titan Machinery	16,270	503,394
†Transcat	6,100	344,711
Triton International	54,389	2,846,720
†Veritiv	13,300	816,886
†WESCO International	38,178	3,925,462
†Willis Lease Finance	3,200	137,152
		33,822,438
Transportation Infrastructure–0.09%
Macquarie Infrastructure	63,300	2,422,491
		2,422,491
Water Utilities–0.35%
American States Water	33,279	2,647,677
Artesian Resources Class A	7,363	270,737
†Cadiz	17,000	231,200
California Water Service Group	44,542	2,473,863
Global Water Resources	11,983	204,670
Middlesex Water	15,531	1,269,349
†Pure Cycle	20,000	276,400
SJW Group	22,915	1,450,519
York Water	10,537	477,325
		9,301,740
Wireless Telecommunication Services–0.19%
†Gogo	44,600	507,548
Shenandoah Telecommunications	41,750	2,025,293
Telephone & Data Systems	86,600	1,962,356
†United States Cellular	13,100	475,661
		4,970,858
Total Common Stock (Cost $1,526,999,408)		2,599,342,148
RIGHTS–0.01%
=†πContra Aduro Biotech	15,060	14,458
=†πMedia General CVR	82,000	4,625
=†πNewsstar Financial CVR	22,898	2,326
=†πOncternal Therapeutics	828	1,565
=†πProgenic Pharmaceuticals	99,698	5,294

LVIP SSGA Small-Cap Index Fund–24

LVIP SSGA Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
RIGHTS (continued)
=†πTobira Therapeutics CVR	7,700	$ 109,109
Total Rights (Cost $1,697)		137,377
WARRANTS–0.00%
†Nabors Industries exp 6/11/26 exercise price USD 166.67	2,445	24,450
†Whiting Petroleum exp 9/01/24 exercise price USD 73.44	5,399	33,690
†Whiting Petroleum exp 9/01/25 exercise price USD 83.45	2,699	15,573
Total Warrants (Cost $737,635)		73,713

	Principal Amount°
CORPORATE BOND–0.00%
φGAMCO Investors 4.00% 6/15/23	10,990	10,989
Total Corporate Bond (Cost $10,990)		10,989

	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–1.61%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 0.03%)	42,518,160	$ 42,518,160
Total Money Market Fund (Cost $42,518,160)		42,518,160

TOTAL INVESTMENTS–100.11% (Cost $1,570,267,890)	2,642,082,387
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.11%)	(2,803,691)
NET ASSETS APPLICABLE TO 62,612,171 SHARES OUTSTANDING–100.00%	$2,639,278,696
NET ASSET VALUE PER SHARE–LVIP SSGA SMALL-CAP INDEX FUND STANDARD CLASS ($2,078,337,871 / 49,276,795 Shares)	$42.177
NET ASSET VALUE PER SHARE–LVIP SSGA SMALL-CAP INDEX FUND SERVICE CLASS ($560,940,825 / 13,335,376 Shares)	$42.064
COMPONENTS OF NET ASSETS AT JUNE 30, 2021:
Shares of beneficial interest (unlimited authorization–no par)	$1,335,992,975
Distributable earnings/(accumulated loss)	1,303,285,721
TOTAL NET ASSETS	$2,639,278,696

† Non-income producing.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements."
° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
φ Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at June 30, 2021.
π Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At June 30, 2021, the aggregate value of restricted securities was $137,377, which represented 0.01% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

LVIP SSGA Small-Cap Index Fund–25

LVIP SSGA Small-Cap Index Fund
Statement of Net Assets (continued)
Restricted Securities
Investment	Date of Acquisition	Cost	Value
Cobalt International Energy	7/6/2017	$ —	$ —
Contra Aduro Biotech	10/2/2020	—	14,458
Media General CVR	1/18/2017	—	4,625
Newsstar Financial CVR	12/26/2017	—	2,326
Oncternal Therapeutics	12/26/2017	1,697	1,565
Progenic Pharmaceuticals	6/22/2020	—	5,294
Tobira Therapeutics CVR	11/2/2016	—	109,109
Total		$1,697	$137,377

★ Includes $2,385,500 cash collateral held at broker for futures contracts, $58,688 variation margin due from broker on futures contracts, $7,268,123 payable for securities purchased, $2,110,906 payable for fund shares redeemed, $125,974 other accrued expenses payable and $854,519 due to manager and affiliates as of June 30, 2021.

The following futures contracts were outstanding at June 30, 2021:
Futures Contract1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contract:
367	E-mini Russell 2000 Index	$42,348,130	$42,622,472	9/17/21	$—	$(274,342)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2021.

Summary of Abbreviations:
CVR–Contingent Value Rights
IT–Information Technology
LNG–Liquefied Natural Gas
REIT–Real Estate Investment Trust
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Small-Cap Index Fund–26

LVIP SSGA Small-Cap Index Fund
Statement of Operations
Six Months Ended June 30, 2021 (unaudited)
INVESTMENT INCOME:
Dividends	$ 12,515,545
Foreign taxes withheld	(24,071)
12,491,474
EXPENSES:
Management fees	3,974,161
Distribution fees-Service Class	675,576
Shareholder servicing fees	360,158
Accounting and administration expenses	200,622
Index fees	118,829
Professional fees	34,536
Trustees’ fees and expenses	26,406
Reports and statements to shareholders	21,373
Pricing fees	13,393
Custodian fees	8,438
Consulting fees	1,768
Other	25,948
5,461,208
Less:
Management fees waived	(75,429)
Total operating expenses	5,385,779
NET INVESTMENT INCOME	7,105,695
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Investments	227,589,031
Futures contracts	4,998,278
Net realized gain	232,587,309
Net change in unrealized appreciation (depreciation) of:
Investments	164,707,827
Futures contracts	(866,552)
Net change in unrealized appreciation (depreciation)	163,841,275
NET REALIZED AND UNREALIZED GAIN	396,428,584
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$403,534,279
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Small-Cap Index Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/21 (unaudited)	Year Ended 12/31/20
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 7,105,695	$ 14,546,703
Net realized gain	232,587,309	40,589,920
Net change in unrealized appreciation (depreciation)	163,841,275	385,140,604
Net increase in net assets resulting from operations	403,534,279	440,277,227
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(82,899,133)
Service Class	—	(21,384,849)
	—	(104,283,982)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	190,178,810	339,114,028
Service Class	45,314,873	68,122,280
Reinvestment of dividends and distributions:
Standard Class	—	82,899,133
Service Class	—	21,384,849
	235,493,683	511,520,290
Cost of shares redeemed:
Standard Class	(258,682,831)	(697,671,483)
Service Class	(78,216,309)	(92,533,994)
	(336,899,140)	(790,205,477)
Decrease in net assets derived from capital share transactions	(101,405,457)	(278,685,187)
NET INCREASE IN NET ASSETS	302,128,822	57,308,058
NET ASSETS:
Beginning of period	2,337,149,874	2,279,841,816
End of period	$2,639,278,696	$2,337,149,874
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Small-Cap Index Fund–27

LVIP SSGA Small-Cap Index Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Small-Cap Index Fund Standard Class
	Six Months Ended 6/30/21[1] (unaudited)	Year Ended
		12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$ 35.910	$ 31.692	$ 26.880	$ 31.733	$ 28.753	$ 24.643
Income (loss) from investment operations:
Net investment income[2]	0.126	0.218	0.270	0.313	0.257	0.257
Net realized and unrealized gain (loss)	6.141	5.573	6.358	(3.685)	3.774	4.789
Total from investment operations	6.267	5.791	6.628	(3.372)	4.031	5.046
Less dividends and distributions from:
Net investment income	—	(0.316)	(0.293)	(0.313)	(0.306)	(0.364)
Net realized gain	—	(1.257)	(1.523)	(1.168)	(0.745)	(0.572)
Total dividends and distributions	—	(1.573)	(1.816)	(1.481)	(1.051)	(0.936)
Net asset value, end of period	$ 42.177	$ 35.910	$ 31.692	$ 26.880	$ 31.733	$ 28.753
Total return[3]	17.45%	19.20%	25.03%	(11.37%)	14.21%	20.68%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,078,338	$1,829,548	$1,839,740	$1,743,015	$1,376,730	$1,117,983
Ratio of expenses to average net assets	0.38%	0.39%	0.40%	0.39%	0.39%	0.37%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.39%	0.39%	0.40%	0.39%	—	—
Ratio of net investment income to average net assets	0.62%	0.77%	0.88%	0.96%	0.85%	1.02%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.61%	0.77%	0.88%	0.96%	—	—
Portfolio turnover	18%	23%	19%	18%	15%	16%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Small-Cap Index Fund–28

LVIP SSGA Small-Cap Index Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Small-Cap Index Fund Service Class
	Six Months Ended 6/30/21[1] (unaudited)	Year Ended
		12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$ 35.858	$ 31.665	$ 26.866	$ 31.715	$ 28.741	$ 24.643
Income (loss) from investment operations:
Net investment income[2]	0.076	0.147	0.193	0.231	0.181	0.194
Net realized and unrealized gain (loss)	6.130	5.547	6.350	(3.675)	3.768	4.777
Total from investment operations	6.206	5.694	6.543	(3.444)	3.949	4.971
Less dividends and distributions from:
Net investment income	—	(0.244)	(0.221)	(0.237)	(0.230)	(0.301)
Net realized gain	—	(1.257)	(1.523)	(1.168)	(0.745)	(0.572)
Total dividends and distributions	—	(1.501)	(1.744)	(1.405)	(0.975)	(0.873)
Net asset value, end of period	$ 42.064	$ 35.858	$ 31.665	$ 26.866	$ 31.715	$ 28.741
Total return[3]	17.31%	18.90%	24.72%	(11.59%)	13.93%	20.38%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$560,941	$507,602	$440,102	$ 335,959	$345,526	$304,903
Ratio of expenses to average net assets	0.63%	0.64%	0.65%	0.64%	0.64%	0.62%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.64%	0.64%	0.65%	0.64%	—	—
Ratio of net investment income to average net assets	0.37%	0.52%	0.63%	0.71%	0.60%	0.77%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.36%	0.52%	0.63%	0.71%	—	—
Portfolio turnover	18%	23%	19%	18%	15%	16%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Small-Cap Index Fund–29

LVIP SSGA Small-Cap Index Fund
Notes to Financial Statements
June 30, 2021 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 105 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP SSGA Small-Cap Index Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”) and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek to approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”). Restricted securities are valued at fair value by the Fund's Fair Valuation Committee, using methods approved by the Board, taking into account a review of information, assumptions and sub-adviser recommendations, as applicable.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2021 and for all open tax years (years ended December 31, 2017-December 31, 2020), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2021, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign
LVIP SSGA Small-Cap Index Fund–30

LVIP SSGA Small-Cap Index Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2021.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.32% of the Fund's average daily net assets.   Effective April 1, 2021, LIAC has contractually agreed to waive a portion of its advisory fee as follows: 0.005% of the first $500 million of the Fund’s average daily net assets; 0.010% of the next $1 billion; and 0.015% of the Fund’s average daily net assets in excess of $1.5 billion.   The agreement will continue at least through April 30, 2022, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.   The management fee, net of waivers, is calculated daily and paid monthly.   Prior to April 1, 2021, the waiver amount was 0.005% on the first $500 million of the Fund’s average daily net assets.
SSGA Funds Management, Inc. (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2021, costs for these administrative and legal services were as follows:
Administrative	$73,486
Legal	11,687
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $8,818 for the six months ended June 30, 2021.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2021, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LIAC	$668,368
Distribution fees payable to LFD	114,565
Printing and mailing fees payable to Lincoln Life	8,818
Shareholder servicing fees payable to Lincoln Life	62,768
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
LVIP SSGA Small-Cap Index Fund–31

LVIP SSGA Small-Cap Index Fund
Notes to Financial Statements (continued)
3. Investments
For the six months ended June 30, 2021, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$440,473,256
Sales	551,015,821
At June 30, 2021, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2021, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$1,572,933,578
Aggregate unrealized appreciation of investments and derivatives	$1,147,576,992
Aggregate unrealized depreciation of investments and derivatives	(78,702,525)
Net unrealized appreciation of investments and derivatives	$1,068,874,467
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2021.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$ 19,647,347	$ —	$ —	$ 19,647,347
Air Freight & Logistics	7,754,506	—	—	7,754,506
Airlines	9,219,553	—	—	9,219,553
LVIP SSGA Small-Cap Index Fund–32

LVIP SSGA Small-Cap Index Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
	Level 1	Level 2	Level 3	Total
Auto Components	$ 35,407,428	$ —	$ —	$ 35,407,428
Automobiles	8,422,741	—	—	8,422,741
Banks	203,226,729	—	—	203,226,729
Beverages	9,234,640	—	—	9,234,640
Biotechnology	257,271,496	—	—	257,271,496
Building Products	29,459,559	—	—	29,459,559
Capital Markets	39,945,454	—	—	39,945,454
Chemicals	50,564,581	—	—	50,564,581
Commercial Services & Supplies	48,471,765	—	—	48,471,765
Communications Equipment	19,461,804	—	—	19,461,804
Construction & Engineering	33,162,433	—	—	33,162,433
Construction Materials	5,318,051	—	—	5,318,051
Consumer Finance	21,418,561	—	—	21,418,561
Containers & Packaging	6,260,040	—	—	6,260,040
Distributors	2,185,279	—	—	2,185,279
Diversified Consumer Services	16,403,023	—	—	16,403,023
Diversified Financial Services	3,601,198	—	—	3,601,198
Diversified Telecommunication Services	17,571,626	—	—	17,571,626
Electric Utilities	14,456,163	—	—	14,456,163
Electrical Equipment	26,261,115	—	—	26,261,115
Electronic Equipment, Instruments & Components	59,866,744	—	—	59,866,744
Energy Equipment & Services	23,140,207	—	—	23,140,207
Entertainment	29,876,013	—	—	29,876,013
Equity Real Estate Investment Trusts	158,633,956	—	—	158,633,956
Food & Staples Retailing	22,111,275	—	—	22,111,275
Food Products	26,566,972	—	—	26,566,972
Gas Utilities	21,491,214	—	—	21,491,214
Health Care Equipment & Supplies	96,066,123	—	—	96,066,123
Health Care Providers & Services	81,328,006	—	—	81,328,006
Health Care Technology	34,749,828	—	—	34,749,828
Hotels, Restaurants & Leisure	61,889,846	—	—	61,889,846
Household Durables	48,864,349	—	—	48,864,349
Household Products	8,018,466	—	—	8,018,466
Independent Power and Renewable Electricity Producers	8,151,210	—	—	8,151,210
Industrial Conglomerates	1,767,375	—	—	1,767,375
Insurance	49,160,287	—	—	49,160,287
Interactive Media & Services	12,985,569	—	—	12,985,569
Internet & Direct Marketing Retail	20,123,666	—	—	20,123,666
IT Services	39,788,883	—	—	39,788,883
Leisure Products	15,957,883	—	—	15,957,883
Life Sciences Tools & Services	27,075,416	—	—	27,075,416
Machinery	101,982,887	—	—	101,982,887
Marine	3,903,964	—	—	3,903,964
Media	31,458,802	—	—	31,458,802
Metals & Mining	33,256,017	—	—	33,256,017
Mortgage Real Estate Investment Trusts (REITs)	31,936,500	—	—	31,936,500
Multiline Retail	8,825,097	—	—	8,825,097
Multi-Utilities	9,761,387	—	—	9,761,387
Oil, Gas & Consumable Fuels	86,367,196	—	—*	86,367,196
Paper & Forest Products	5,512,224	—	—	5,512,224
Personal Products	13,419,764	—	—	13,419,764
Pharmaceuticals	43,399,242	—	—	43,399,242
Professional Services	40,769,619	—	—	40,769,619
Real Estate Management & Development	19,515,446	—	—	19,515,446
Road & Rail	15,114,174	—	—	15,114,174
Semiconductors & Semiconductor Equipment	71,172,007	—	—	71,172,007
Software	156,616,651	—	—	156,616,651
Specialty Retail	71,728,269	—	—	71,728,269
Technology Hardware, Storage & Peripherals	8,893,841	—	—	8,893,841
LVIP SSGA Small-Cap Index Fund–33

LVIP SSGA Small-Cap Index Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
	Level 1	Level 2	Level 3	Total
Textiles, Apparel & Luxury Goods	$ 19,841,001	$ —	$ —	$ 19,841,001
Thrifts & Mortgage Finance	38,892,391	—	—	38,892,391
Tobacco	4,119,762	—	—	4,119,762
Trading Companies & Distributors	33,822,438	—	—	33,822,438
Transportation Infrastructure	2,422,491	—	—	2,422,491
Water Utilities	9,301,740	—	—	9,301,740
Wireless Telecommunication Services	4,970,858	—	—	4,970,858
Rights	—	—	137,377	137,377
Warrants	73,713	—	—	73,713
Corporate Bond	—	10,989	—	10,989
Money Market Fund	42,518,160	—	—	42,518,160
Total Investments	$2,641,934,021	$10,989	$137,377	$2,642,082,387
Derivatives:

Liabilities:
Futures Contract	$(274,342)	$—	$—	$(274,342)

*	Includes securities that have been valued at zero on the "Schedule of Investments" that are considered to be Level 3 investments in this table.
During the six months ended June 30, 2021, there were no material transfers to or from Level 3 investments.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/21	12/31/20
Shares sold:
Standard Class	4,718,864	14,610,113
Service Class	1,121,321	2,669,771
Shares reinvested:
Standard Class	—	2,716,413
Service Class	—	704,501
	5,840,185	20,700,798
Shares redeemed:
Standard Class	(6,390,914)	(24,427,873)
Service Class	(1,941,847)	(3,117,011)
	(8,332,761)	(27,544,884)
Net decrease	(2,492,576)	(6,844,086)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $300,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. In addition, certain Participants, including the Fund, is subject to an up-front fee of 0.10% of the sum of commitments. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 16, 2022.
The Fund had no amounts outstanding as of June 30, 2021, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
LVIP SSGA Small-Cap Index Fund–34

LVIP SSGA Small-Cap Index Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2021, the Fund used futures contracts to facilitate investments in portfolio securities; as a cash management tool and to reduce transaction costs.
Fair values of derivative instruments as of June 30, 2021 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Liabilities net of receivables and other assets	$—	Liabilities net of receivables and other assets	$(274,342)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2021 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$4,998,278	$(866,552)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2021.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$25,431,352	$—
7. Risk Factors
The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2021. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
LVIP SSGA Small-Cap Index Fund–35

LVIP SSGA Small-Cap Index Fund
Notes to Financial Statements (continued)
 7. Risk Factors (continued)
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities.   Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.   Restricted securities are valued pursuant to the security valuation procedures noted in Note 1.   Restricted securities have been identified on the Statement of Net Assets.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP SSGA Small-Cap Index Fund–36

LVIP SSGA Small-Cap Index Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 8-9, 2021, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2020 through December 31, 2020. During the period covered by the report, there was one liquidity event due to an extended Taiwanese foreign holiday in February 2020 that caused the LVIP SSGA Emerging Markets Equity Index Fund to classify its Taiwanese securities as illiquid for one day, which caused the Fund to exceed the 15% limit on illiquid securities on that day. The LVIP SSGA Emerging Markets Equity Index Fund was under the 15% limitation the following business day, and there was no impact on the Fund ability to timely meet redemptions. There were no additional liquidity events that impacted the Fund or its respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP SSGA Small-Cap Index Fund–37

LVIP SSGA SMID Cap Managed Volatility Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2021

LVIP SSGA SMID Cap Managed Volatility Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP SSGA SMID Cap Managed Volatility Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2021 to June 30, 2021
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021 to June 30, 2021.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers and reimbursements in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/21	Ending Account Value 6/30/21	Annualized Expense Ratio	Expenses Paid During Period 1/1/21 to 6/30/21*
Actual
Standard Class Shares	$1,000.00	$1,173.70	0.25%	$1.35
Service Class Shares	1,000.00	1,172.20	0.50%	2.69
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.50	0.25%	$1.25
Service Class Shares	1,000.00	1,022.30	0.50%	2.51

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
The Fund operates under a fund of funds structure. The Fund invests substantially all of its assets in other investment companies, including exchange-traded funds (collectively, the “Underlying Funds”). In addition to the Fund's expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in each table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

LVIP SSGA SMID Cap Managed Volatility Fund–1

LVIP SSGA SMID Cap Managed Volatility Fund
Security Type/Sector Allocation (unaudited)
As of June 30, 2021
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Affiliated Investments	95.92%
Investment Companies	95.92%
Equity Funds	95.92%
Unaffiliated Investment	3.84%
Investment Company	3.84%
Money Market Fund	3.84%
Total Investments	99.76%
Receivables and Other Assets Net of Liabilities	0.24%
Total Net Assets	100.00%
LVIP SSGA SMID Cap Managed Volatility Fund–2

LVIP SSGA SMID Cap Managed Volatility Fund
Schedule of Investments
June 30, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–95.92%
INVESTMENT COMPANIES–95.92%
Equity Funds–95.92%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Mid-Cap Index Fund	8,979,026	$ 134,550,704
LVIP SSGA Small-Cap Index Fund	13,309,151	561,326,762
Total Affiliated Investments (Cost $433,776,804)		695,877,466
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT–3.84%
INVESTMENT COMPANY–3.84%
Money Market Fund–3.84%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.03%)	27,881,817	$ 27,881,817
Total Unaffiliated Investment (Cost $27,881,817)		27,881,817

TOTAL INVESTMENTS–99.76% (Cost $461,658,621)	723,759,283
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.24%	1,741,792
NET ASSETS APPLICABLE TO 42,792,195 SHARES OUTSTANDING–100.00%	$725,501,075

✧✧ Standard Class shares.

The following futures contracts were outstanding at June 30, 2021:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contracts:
205	E-mini Russell 2000 Index	$23,654,950	$23,810,691	9/17/21	$—	$(155,741)
21	E-mini S&P MidCap 400 Index	5,654,040	5,723,695	9/17/21	—	(69,655)
Total Futures Contracts					$—	$(225,396)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2021. Only current day variation margin is reported on the Statement of Assets and Liabilities.

Summary of Abbreviations:
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA SMID Cap Managed Volatility Fund–3

LVIP SSGA SMID Cap Managed Volatility Fund
Statement of Assets and Liabilities
June 30, 2021 (unaudited)
ASSETS:
Affiliated investments, at value	$695,877,466
Unaffiliated investment, at value	27,881,817
Cash collateral held at broker for futures contracts	1,777,600
Receivable for securities sold	349,336
Receivable for fund shares sold	125,582
Variation margin due from broker on futures contracts	38,225
Expense reimbursement receivable from Lincoln Investment Advisors Corporation	6,899
Prepaid expenses	1,413
Dividends and interest receivable	582
TOTAL ASSETS	726,058,920
LIABILITIES:
Due to manager and affiliates	301,859
Payable for fund shares redeemed	220,079
Other accrued expenses payable	35,907
TOTAL LIABILITIES	557,845
TOTAL NET ASSETS	$725,501,075
Affiliated investments, at cost	$433,776,804
Unaffiliated investment, at cost	27,881,817
Standard Class:
Net Assets	$ 80,808
Shares Outstanding	4,755
Net Asset Value Per Share	$ 16.994
Service Class:
Net Assets	$725,420,267
Shares Outstanding	42,787,440
Net Asset Value Per Share	$ 16.954
COMPONENTS OF NET ASSETS AT JUNE 30, 2021:
Shares of beneficial interest (unlimited authorization–no par)	$480,178,569
Distributable earnings/(accumulated loss)	245,322,506
TOTAL NET ASSETS	$725,501,075
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA SMID Cap Managed Volatility Fund–4

LVIP SSGA SMID Cap Managed Volatility Fund
Statement of Operations
Six Months Ended June 30, 2021 (unaudited)
INVESTMENT INCOME:
Dividends from unaffiliated investments	$ 2,805
EXPENSES:
Distribution fees-Service Class	875,681
Management fees	805,765
Shareholder servicing fees	101,597
Accounting and administration expenses	56,038
Professional fees	18,008
Custodian fees	11,143
Trustees’ fees and expenses	7,599
Reports and statements to shareholders	6,558
Consulting fees	1,643
Pricing fees	105
Other	6,143
1,890,280
Less:
Management fees waived	(17,517)
Expenses reimbursed	(138,768)
Total operating expenses	1,733,995
NET INVESTMENT LOSS	(1,731,190)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Sale of affiliated investments	20,048,214
Futures contracts	5,580,622
Net realized gain	25,628,836
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	89,587,951
Futures contracts	(1,227,094)
Net change in unrealized appreciation (depreciation)	88,360,857
NET REALIZED AND UNREALIZED GAIN	113,989,693
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$112,258,503
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA SMID Cap Managed Volatility Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/21 (unaudited)	Year Ended 12/31/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ (1,731,190)	$ 3,654,514
Net realized gain (loss)	25,628,836	(13,218,284)
Net change in unrealized appreciation (depreciation)	88,360,857	101,423,612
Net increase in net assets resulting from operations	112,258,503	91,859,842
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(2,219)
Service Class	—	(10,851,156)
	—	(10,853,375)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	2,988	26,587
Service Class	31,643,873	78,294,036
Reinvestment of dividends and distributions:
Standard Class	—	2,219
Service Class	—	10,851,156
	31,646,861	89,173,998
Cost of shares redeemed:
Standard Class	(63,646)	(30,027)
Service Class	(94,581,698)	(98,928,911)
	(94,645,344)	(98,958,938)
Decrease in net assets derived from capital share transactions	(62,998,483)	(9,784,940)
NET INCREASE IN NET ASSETS	49,260,020	71,221,527
NET ASSETS:
Beginning of period	676,241,055	605,019,528
End of period	$725,501,075	$676,241,055
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA SMID Cap Managed Volatility Fund–5

LVIP SSGA SMID Cap Managed Volatility Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA SMID Cap Managed Volatility Fund Standard Class
	Six Months Ended 6/30/21[1] (unaudited)	Year Ended
		12/31/20 [2]	12/31/19	12/31/18	12/31/17	12/31/16 [3]
Net asset value, beginning of period	$ 14.479	$ 13.009	$ 11.865	$ 13.275	$ 11.780	$ 10.323
Income (loss) from investment operations:
Net investment income (loss)[4]	(0.020)	0.105	0.111	0.135	0.110	0.131
Net realized and unrealized gain (loss)	2.535	1.631	1.588	(1.348)	1.559	1.459
Total from investment operations	2.515	1.736	1.699	(1.213)	1.669	1.590
Less dividends and distributions from:
Net investment income	—	(0.266)	(0.103)	(0.197)	(0.174)	(0.133)
Net realized gain	—	—	(0.452)	—	—	—
Total dividends and distributions	—	(0.266)	(0.555)	(0.197)	(0.174)	(0.133)
Net asset value, end of period	$ 16.994	$ 14.479	$ 13.009	$ 11.865	$ 13.275	$ 11.780
Total return[5]	17.37%	13.37%	14.56%	(9.14%)	14.16%	15.40%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 81	$ 123	$ 110	$ 88	$ 127	$ 160
Ratio of expenses to average net assets[6]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.29%	0.30%	0.51%	0.97%	0.96%	0.97%
Ratio of net investment income (loss) to average net assets	(0.25%) [7]	0.88%	0.88%	0.98%	0.89%	1.24%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.29%) [7]	0.82%	0.62%	0.26%	0.18%	0.52%
Portfolio turnover	5%	22%	9%	3%	4%	22%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.
[3]	Effective May 1, 2016, SSGA Funds Management, Inc. was responsible for the day-to-day management of the Fund’s volatility management overlay, replacing Lincoln Investment Advisors Corporation.
[4]	The average shares outstanding method has been applied for per share information.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[7]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA SMID Cap Managed Volatility Fund–6

LVIP SSGA SMID Cap Managed Volatility Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA SMID Cap Managed Volatility Fund Service Class
	Six Months Ended 6/30/21[1] (unaudited)	Year Ended
		12/31/20 [2]	12/31/19	12/31/18	12/31/17	12/31/16 [3]
Net asset value, beginning of period	$ 14.463	$ 13.000	$ 11.860	$ 13.270	$ 11.778	$ 10.324
Income (loss) from investment operations:
Net investment income (loss)[4]	(0.040)	0.075	0.079	0.100	0.079	0.106
Net realized and unrealized gain (loss)	2.531	1.622	1.587	(1.343)	1.556	1.454
Total from investment operations	2.491	1.697	1.666	(1.243)	1.635	1.560
Less dividends and distributions from:
Net investment income	—	(0.234)	(0.074)	(0.167)	(0.143)	(0.106)
Net realized gain	—	—	(0.452)	—	—	—
Total dividends and distributions	—	(0.234)	(0.526)	(0.167)	(0.143)	(0.106)
Net asset value, end of period	$ 16.954	$ 14.463	$ 13.000	$ 11.860	$ 13.270	$ 11.778
Total return[5]	17.22%	13.08%	14.28%	(9.36%)	13.87%	15.11%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$725,420	$676,118	$604,909	$469,803	$401,354	$293,408
Ratio of expenses to average net assets[6]	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.54%	0.55%	0.76%	1.22%	1.21%	1.22%
Ratio of net investment income (loss) to average net assets	(0.50%) [7]	0.63%	0.63%	0.73%	0.64%	0.99%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.54%) [7]	0.57%	0.37%	0.01%	(0.07%)	0.27%
Portfolio turnover	5%	22%	9%	3%	4%	22%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.
[3]	Effective May 1, 2016, SSGA Funds Management, Inc. was responsible for the day-to-day management of the Fund’s volatility management overlay, replacing Lincoln Investment Advisors Corporation.
[4]	The average shares outstanding method has been applied for per share information.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[7]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA SMID Cap Managed Volatility Fund–7

LVIP SSGA SMID Cap Managed Volatility Fund
Notes to Financial Statements
June 30, 2021 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 105 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP SSGA SMID Cap Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund operates under a fund of funds structure and invests substantially all of its assets in other open-end investment companies, primarily the LVIP SSGA Small-Cap Index Fund and LVIP SSGA Mid-Cap Index Fund (collectively, the “Underlying Funds”). The Fund is advised by Lincoln Investment Advisors Corporation (“LIAC”). The LVIP SSGA Small-Cap Index Fund and LVIP SSGA Mid-Cap Index Fund, which are sub-advised by an unaffiliated adviser, invest primarily in stocks that make up the SSGA Small-Cap Index and SSGA Mid-Cap Index, respectively, and money market instruments. In addition to mutual fund investments, the Fund may invest in individual securities, such as money market instruments, and employs an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility. Financial Statements for the Underlying Funds can be found at www.sec.gov.
The Fund’s investment objective is to seek capital appreciation.
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation –The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2021 and for all open tax years (years ended December 31, 2017-December 31, 2020), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During six months ended June 30, 2021, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.
 The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
LIAC is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.23% of the Fund's
LVIP SSGA SMID Cap Managed Volatility Fund–8

LVIP SSGA SMID Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
average daily net assets.   LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.005% of the Fund's average daily net assets.   This agreement will continue at least through April 30, 2022, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LIAC.
LIAC has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.245% of the Fund’s average daily net assets for the Standard Class and 0.495% for the Service Class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through April 30, 2022, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.
LIAC retains the right to receive reimbursements of excess amounts waived or paid by LIAC under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LIAC and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2021, LIAC has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2022	2023	Total
LIAC	$ 215,573	$ 307,726	$ 523,299
Schroder Investment Management North America Inc. (“Sub-Adviser”) and Schroder Investment Management North America Limited (“Sub-Sub-Adviser”) are responsible for managing the Fund's volatility management overlay. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets. The Sub-Adviser pays the Sub-Sub-Adviser directly for services performed.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2021, costs for these administrative and legal services were as follows:
Administrative	$20,959
Legal	3,333
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $2,514 for the six months ended June 30, 2021.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At June 30, 2021, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LIAC	$ 6,899
Management fees payable to LIAC	133,644
Distribution fees payable to LFD	148,476
Printing and mailing fees payable to Lincoln Life	2,514
Shareholder servicing fees payable to Lincoln Life	17,225
LVIP SSGA SMID Cap Managed Volatility Fund–9

LVIP SSGA SMID Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the six months ended June 30, 2021, were as follows:
	Value 12/31/20	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/21	Number of Shares 06/30/21	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-95.92%@
Equity Funds-95.92%@
✧✧LVIP SSGA Mid-Cap Index Fund	$126,183,792	$11,326,055	$24,213,491	$ 2,365,804	$18,888,544	$134,550,704	8,979,026	$—	$—
✧✧LVIP SSGA Small-Cap Index Fund	522,524,447	23,086,065	72,665,567	17,682,410	70,699,407	561,326,762	13,309,151	—	—

@ As a percentage of Net Assets as of June 30, 2021.
✧✧ Standard Class shares.
3. Investments
For the six months ended June 30, 2021, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$34,412,120
Sales	96,879,058
At June 30, 2021, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2021, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$262,100,662
Aggregate unrealized appreciation of investments and derivatives	$461,658,621
Aggregate unrealized depreciation of investments and derivatives	—
Net unrealized appreciation of investments and derivatives	$461,658,621
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Assets and Liabilities are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2021.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
LVIP SSGA SMID Cap Managed Volatility Fund–10

LVIP SSGA SMID Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Companies	$695,877,466	$—	$—	$695,877,466
Unaffiliated Investment Company	27,881,817	—	—	27,881,817
Total Investments	$723,759,283	$—	$—	$723,759,283
Derivatives:
Liabilities:
Futures Contracts	$ (225,396)	$—	$—	$ (225,396)
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/21	12/31/20
Shares sold:
Standard Class	181	2,403
Service Class	1,923,372	7,119,689
Shares reinvested:
Standard Class	—	155
Service Class	—	759,964
	1,923,553	7,882,211
Shares redeemed:
Standard Class	(3,926)	(2,532)
Service Class	(5,883,522)	(7,664,918)
	(5,887,448)	(7,667,450)
Net increase (decrease)	(3,963,895)	214,761
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $300,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 16, 2022.
The Fund had no amounts outstanding as of June 30, 2021, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio
LVIP SSGA SMID Cap Managed Volatility Fund–11

LVIP SSGA SMID Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2021, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions and as a cash management tool.
Fair values of derivative instruments as of June 30, 2021 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Equity contracts)*	Variation margin due from broker on futures contracts	$—	Variation margin due from broker on futures contracts	$(225,396)

*	Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2021. Only current day variation margin is reported on the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2021 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$5,580,622	$(1,227,094)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2021.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$28,401,818	$—
7. Risk Factors
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
LVIP SSGA SMID Cap Managed Volatility Fund–12

LVIP SSGA SMID Cap Managed Volatility Fund
Notes to Financial Statements (continued)
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP SSGA SMID Cap Managed Volatility Fund–13

LVIP SSGA SMID Cap Managed Volatility Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 8-9, 2021, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2020 through December 31, 2020. During the period covered by the report, there was one liquidity event due to an extended Taiwanese foreign holiday in February 2020 that caused the LVIP SSGA Emerging Markets Equity Index Fund to classify its Taiwanese securities as illiquid for one day, which caused the Fund to exceed the 15% limit on illiquid securities on that day. The LVIP SSGA Emerging Markets Equity Index Fund was under the 15% limitation the following business day, and there was no impact on the Fund ability to timely meet redemptions. There were no additional liquidity events that impacted the Fund or its respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP SSGA SMID Cap Managed Volatility Fund–14

LVIP T. Rowe Price Target Date Funds
LVIP T. Rowe Price 2010 Fund
LVIP T. Rowe Price 2020 Fund
LVIP T. Rowe Price 2030 Fund
LVIP T. Rowe Price 2040 Fund
LVIP T. Rowe Price 2050 Fund
LVIP T. Rowe Price 2060 Fund
each a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2021

LVIP T. Rowe Price Target Date Funds
Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as exhibits to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Funds' proxy voting procedures and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP T. Rowe Price Target Date Funds
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2021 to June 30, 2021
Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis tables. The Expense Analysis tables do not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. These Expense Analyses are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analyses are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021 to June 30, 2021.
Actual Expenses
The first section of the tables, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the tables, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the tables are meant to highlight your ongoing costs only. The Funds do not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Funds' expenses shown in the tables reflect expense reimbursements in effect.
LVIP T. Rowe Price 2010 Fund
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/21	Ending Account Value 6/30/21	Annualized Expense Ratio	Expenses Paid During Period 1/1/21 to 6/30/21*
Actual
Standard Class Shares	$1,000.00	$1,059.40	0.27%	$1.38
Service Class Shares	1,000.00	1,058.00	0.52%	2.65
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.50	0.27%	$1.35
Service Class Shares	1,000.00	1,022.20	0.52%	2.61
LVIP T. Rowe Price 2020 Fund
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/21	Ending Account Value 6/30/21	Annualized Expense Ratio	Expenses Paid During Period 1/1/21 to 6/30/21*
Actual
Standard Class Shares	$1,000.00	$1,071.70	0.24%	$1.23
Service Class Shares	1,000.00	1,070.30	0.49%	2.52
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.60	0.24%	$1.20
Service Class Shares	1,000.00	1,022.40	0.49%	2.46

LVIP T. Rowe Price Target Date Funds–1

LVIP T. Rowe Price Target Date Funds
Disclosure
OF FUND EXPENSES (unaudited) (continued)
LVIP T. Rowe Price 2030 Fund
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/21	Ending Account Value 6/30/21	Annualized Expense Ratio	Expenses Paid During Period 1/1/21 to 6/30/21*
Actual
Standard Class Shares	$1,000.00	$1,095.40	0.25%	$1.30
Service Class Shares	1,000.00	1,094.10	0.50%	2.60
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.60	0.25%	$1.25
Service Class Shares	1,000.00	1,022.30	0.50%	2.51
LVIP T. Rowe Price 2040 Fund
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/21	Ending Account Value 6/30/21	Annualized Expense Ratio	Expenses Paid During Period 1/1/21 to 6/30/21*
Actual
Standard Class Shares	$1,000.00	$1,118.50	0.26%	$1.37
Service Class Shares	1,000.00	1,117.10	0.51%	2.68
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.50	0.26%	$1.30
Service Class Shares	1,000.00	1,022.30	0.51%	2.56
LVIP T. Rowe Price 2050 Fund
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/21	Ending Account Value 6/30/21	Annualized Expense Ratio	Expenses Paid During Period 1/1/21 to 6/30/21*
Actual
Standard Class Shares	$1,000.00	$1,125.90	0.27%	$1.42
Service Class Shares	1,000.00	1,124.50	0.52%	2.74
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.50	0.27%	$1.35
Service Class Shares	1,000.00	1,022.20	0.52%	2.61
LVIP T. Rowe Price 2060 Fund
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/21	Ending Account Value 6/30/21	Annualized Expense Ratio	Expenses Paid During Period 1/1/21 to 6/30/21*
Actual
Standard Class Shares	$1,000.00	$1,132.10	0.27%	$1.43
Service Class Shares	1,000.00	1,130.70	0.52%	2.75
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.50	0.27%	$1.35
Service Class Shares	1,000.00	1,022.20	0.52%	2.61

*	"Expenses Paid During Period" are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
Each Fund operates under a fund of funds structure. Each Fund invests substantially all of its assets in other investment companies, including exchange-traded funds (collectively, the “Underlying Funds”). In addition to the Funds' expenses reflected above, the Funds also indirectly bear their portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in each table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

LVIP T. Rowe Price Target Date Funds–2

LVIP T. Rowe Price Target Date Funds
Security Type/Sector Allocations (unaudited)
As of June 30, 2021
Sector designations may be different than the sector designations presented in other Fund materials.
LVIP T. Rowe Price 2010 Fund
Security Type/Sector	Percentage of Net Assets
Affiliated Investments	45.80%
Investment Companies	45.80%
Equity Funds	17.34%
Fixed Income Fund	22.37%
International Equity Fund	6.09%
Unaffiliated Investments	54.47%
Investment Companies	54.47%
Equity Funds	14.96%
Fixed Income Funds	23.54%
International Equity Funds	6.10%
International Fixed Income Funds	8.01%
Money Market Fund	1.86%
Total Investments	100.27%
Liabilities Net of Receivables and Other Assets	(0.27%)
Total Net Assets	100.00%
LVIP T. Rowe Price 2020 Fund
Security Type/Sector	Percentage of Net Assets
Affiliated Investments	59.50%
Investment Companies	59.50%
Equity Funds	20.94%
Fixed Income Funds	31.20%
International Equity Fund	7.36%
Unaffiliated Investments	41.08%
Investment Companies	41.08%
Equity Funds	17.76%
Fixed Income Funds	6.80%
International Equity Funds	7.23%
International Fixed Income Funds	6.85%
Money Market Fund	2.44%
Total Investments	100.58%
Liabilities Net of Receivables and Other Assets	(0.58%)
Total Net Assets	100.00%
LVIP T. Rowe Price 2030 Fund
Security Type/Sector	Percentage of Net Assets
Affiliated Investments	51.66%
Investment Companies	51.66%
Equity Funds	28.26%
Fixed Income Fund	13.36%
International Equity Fund	10.04%
Unaffiliated Investments	48.56%
Investment Companies	48.56%
Equity Funds	24.30%
Fixed Income Funds	8.09%
International Equity Funds	9.76%
International Fixed Income Funds	4.05%
Money Market Fund	2.36%
Total Investments	100.22%
Liabilities Net of Receivables and Other Assets	(0.22%)
Total Net Assets	100.00%

LVIP T. Rowe Price Target Date Funds–3

LVIP T. Rowe Price Target Date Funds
Security Type/Sector Allocations (unaudited) (continued)
LVIP T. Rowe Price 2040 Fund
Security Type/Sector	Percentage of Net Assets
Affiliated Investments	52.15%
Investment Companies	52.15%
Equity Funds	34.76%
Fixed Income Fund	5.26%
International Equity Fund	12.13%
Unaffiliated Investments	47.87%
Investment Companies	47.87%
Equity Funds	29.89%
Fixed Income Funds	2.96%
International Equity Funds	11.96%
International Fixed Income Funds	1.42%
Money Market Fund	1.64%
Total Investments	100.02%
Liabilities Net of Receivables and Other Assets	(0.02%)
Total Net Assets	100.00%
LVIP T. Rowe Price 2050 Fund
Security Type/Sector	Percentage of Net Assets
Affiliated Investments	52.58%
Investment Companies	52.58%
Equity Funds	37.02%
Fixed Income Fund	2.56%
International Equity Fund	13.00%
Unaffiliated Investments	47.44%
Investment Companies	47.44%
Equity Funds	31.42%
Fixed Income Funds	0.98%
International Equity Funds	12.57%
International Fixed Income Funds	0.60%
Money Market Fund	1.87%
Total Investments	100.02%
Liabilities Net of Receivables and Other Assets	(0.02%)
Total Net Assets	100.00%
LVIP T. Rowe Price 2060 Fund
Security Type/Sector	Percentage of Net Assets
Affiliated Investments	53.01%
Investment Companies	53.01%
Equity Funds	38.15%
Fixed Income Fund	1.34%
International Equity Fund	13.52%
Unaffiliated Investments	47.81%
Investment Companies	47.81%
Equity Funds	33.60%
Fixed Income Fund	0.35%
International Equity Funds	11.79%
International Fixed Income Fund	0.09%
Money Market Fund	1.98%
Total Investments	100.82%
Liabilities Net of Receivables and Other Assets	(0.82%)
Total Net Assets	100.00%

LVIP T. Rowe Price Target Date Funds–4

LVIP T. Rowe Price 2010 Fund
Schedule of Investments
June 30, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–45.80%
INVESTMENT COMPANIES–45.80%
Equity Funds–17.34%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Mid-Cap Index Fund	29,105	$ 436,134
LVIP SSGA S&P 500 Index Fund	143,954	3,992,132
LVIP SSGA Small-Cap Index Fund	10,699	451,256
		4,879,522
Fixed Income Fund–22.37%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	531,561	6,297,404
		6,297,404
International Equity Fund–6.09%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA International Index Fund	151,909	1,714,291
		1,714,291
Total Affiliated Investments (Cost $7,528,767)		12,891,217
UNAFFILIATED INVESTMENTS–54.47%
INVESTMENT COMPANIES–54.47%
Equity Funds–14.96%
**T. Rowe Price Emerging Markets Value Stock Fund	11,985	193,314
**T. Rowe Price Growth Stock Fund	11,717	1,313,909
**T. Rowe Price Mid-Cap Growth Fund	2,189	272,286
**T. Rowe Price Mid-Cap Value Fund	7,009	248,029
**T. Rowe Price New Horizons Fund	2,650	240,432
**T. Rowe Price Real Assets Fund	22,608	326,690
**T. Rowe Price Small-Cap Value Fund	4,087	255,200
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Equity Funds (continued)
**T. Rowe Price Value Fund	27,961	$ 1,360,882
		4,210,742
Fixed Income Funds–23.54%
**T. Rowe Price High Yield Fund	242,643	1,628,136
**T. Rowe Price Limited Duration Inflation Focused Bond Fund	829,572	4,496,282
**T. Rowe Price U.S. Treasury Long-Term Fund	43,606	499,719
		6,624,137
International Equity Funds–6.10%
**T. Rowe Price Emerging Markets Stock Fund	9,055	511,622
**T. Rowe Price International Stock Fund	25,422	572,745
**T. Rowe Price International Value Equity Fund	39,984	632,145
		1,716,512
International Fixed Income Funds–8.01%
**T. Rowe Price Emerging Markets Bond Fund	100,426	1,136,830
**T. Rowe Price International Bond Fund	110,197	1,116,292
		2,253,122
Money Market Fund–1.86%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.03%)	524,482	524,482
		524,482
Total Unaffiliated Investments (Cost $13,204,136)		15,328,995

TOTAL INVESTMENTS–100.27% (Cost $20,732,903)	28,220,212
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.27%)	(75,133)
NET ASSETS APPLICABLE TO 2,538,798 SHARES OUTSTANDING–100.00%	$28,145,079

✧✧ Standard Class shares.
** Institutional Class shares.

Summary of Abbreviations:
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds–5

LVIP T. Rowe Price 2020 Fund
Schedule of Investments
June 30, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–59.50%
INVESTMENT COMPANIES–59.50%
Equity Funds–20.94%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Mid-Cap Index Fund	174,309	$ 2,612,019
LVIP SSGA S&P 500 Index Fund	761,055	21,105,570
LVIP SSGA Small-Cap Index Fund	58,106	2,450,693
		26,168,282
Fixed Income Funds–31.20%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	2,090,632	24,767,713
§**T. Rowe Price Limited Duration Inflation Focused Bond Fund	2,624,605	14,225,359
		38,993,072
International Equity Fund–7.36%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA International Index Fund	815,949	9,207,985
		9,207,985
Total Affiliated Investments (Cost $46,668,769)		74,369,339
UNAFFILIATED INVESTMENTS–41.08%
INVESTMENT COMPANIES–41.08%
Equity Funds–17.76%
**T. Rowe Price Emerging Markets Value Stock Fund	64,217	1,035,816
**T. Rowe Price Growth Stock Fund	62,444	7,002,510
**T. Rowe Price Mid-Cap Growth Fund	10,937	1,360,171
**T. Rowe Price Mid-Cap Value Fund	37,972	1,343,842
**T. Rowe Price New Horizons Fund	13,753	1,247,984
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Equity Funds (continued)
**T. Rowe Price Real Assets Fund	123,698	$ 1,787,430
**T. Rowe Price Small-Cap Value Fund	21,126	1,319,100
**T. Rowe Price Value Fund	145,920	7,101,914
		22,198,767
Fixed Income Funds–6.80%
**T. Rowe Price High Yield Fund	909,384	6,101,969
**T. Rowe Price U.S. Treasury Long-Term Fund	209,554	2,401,482
		8,503,451
International Equity Funds–7.23%
**T. Rowe Price Emerging Markets Stock Fund	48,883	2,761,886
**T. Rowe Price International Stock Fund	131,691	2,967,000
**T. Rowe Price International Value Equity Fund	209,230	3,307,927
		9,036,813
International Fixed Income Funds–6.85%
**T. Rowe Price Emerging Markets Bond Fund	387,938	4,391,462
**T. Rowe Price International Bond Fund	411,802	4,171,552
		8,563,014
Money Market Fund–2.44%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.03%)	3,041,839	3,041,839
		3,041,839
Total Unaffiliated Investments (Cost $42,359,619)		51,343,884

TOTAL INVESTMENTS–100.58% (Cost $89,028,388)	125,713,223
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.58%)	(729,616)
NET ASSETS APPLICABLE TO 10,705,650 SHARES OUTSTANDING–100.00%	$124,983,607

✧✧ Standard Class shares.
§ Issuer considered an unaffiliated investment of the Fund at December 31, 2020.
** Institutional Class shares.

Summary of Abbreviations:
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds–6

LVIP T. Rowe Price 2030 Fund
Schedule of Investments
June 30, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–51.66%
INVESTMENT COMPANIES–51.66%
Equity Funds–28.26%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Mid-Cap Index Fund	367,042	$ 5,500,124
LVIP SSGA S&P 500 Index Fund	1,615,725	44,807,297
LVIP SSGA Small-Cap Index Fund	116,593	4,917,404
		55,224,825
Fixed Income Fund–13.36%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	2,204,052	26,111,403
		26,111,403
International Equity Fund–10.04%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA International Index Fund	1,737,844	19,611,566
		19,611,566
Total Affiliated Investments (Cost $50,517,410)		100,947,794
UNAFFILIATED INVESTMENTS–48.56%
INVESTMENT COMPANIES–48.56%
Equity Funds–24.30%
✧✧T. Rowe Price Emerging Markets Value Stock Fund	138,612	2,235,809
**T. Rowe Price Growth Stock Fund	132,858	14,898,723
**T. Rowe Price Mid-Cap Growth Fund	23,311	2,899,158
**T. Rowe Price Mid-Cap Value Fund	79,653	2,818,921
**T. Rowe Price New Horizons Fund	29,980	2,720,437
**T. Rowe Price Real Assets Fund	266,633	3,852,842
**T. Rowe Price Small-Cap Value Fund	46,211	2,885,426
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Equity Funds (continued)
**T. Rowe Price Value Fund	311,562	$ 15,163,732
		47,475,048
Fixed Income Funds–8.09%
**T. Rowe Price High Yield Fund	780,966	5,240,283
**T. Rowe Price Limited Duration Inflation Focused Bond Fund	1,068,221	5,789,758
**T. Rowe Price U.S. Treasury Long-Term Fund	415,962	4,766,924
		15,796,965
International Equity Funds–9.76%
**T. Rowe Price Emerging Markets Stock Fund	101,720	5,747,174
**T. Rowe Price International Stock Fund	281,651	6,345,592
**T. Rowe Price International Value Equity Fund	441,776	6,984,478
		19,077,244
International Fixed Income Funds–4.05%
**T. Rowe Price Emerging Markets Bond Fund	314,470	3,559,796
**T. Rowe Price International Bond Fund	429,810	4,353,977
		7,913,773
Money Market Fund–2.36%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.03%)	4,618,624	4,618,624
		4,618,624
Total Unaffiliated Investments (Cost $77,547,292)		94,881,654

TOTAL INVESTMENTS–100.22% (Cost $128,064,702)	195,829,448
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.22%)	(437,015)
NET ASSETS APPLICABLE TO 14,897,137 SHARES OUTSTANDING–100.00%	$195,392,433

✧✧ Standard Class shares.
** Institutional Class shares.

Summary of Abbreviations:
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds–7

LVIP T. Rowe Price 2040 Fund
Schedule of Investments
June 30, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–52.15%
INVESTMENT COMPANIES–52.15%
Equity Funds–34.76%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Mid-Cap Index Fund	348,546	$ 5,222,961
LVIP SSGA S&P 500 Index Fund	1,525,819	42,314,026
LVIP SSGA Small-Cap Index Fund	114,203	4,816,609
		52,353,596
Fixed Income Fund–5.26%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	668,631	7,921,266
		7,921,266
International Equity Fund–12.13%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA International Index Fund	1,618,770	18,267,822
		18,267,822
Total Affiliated Investments (Cost $33,859,566)		78,542,684
UNAFFILIATED INVESTMENTS–47.87%
INVESTMENT COMPANIES–47.87%
Equity Funds–29.89%
**T. Rowe Price Emerging Markets Value Stock Fund	127,753	2,060,647
**T. Rowe Price Growth Stock Fund	125,650	14,090,413
**T. Rowe Price Mid-Cap Growth Fund	22,233	2,765,088
**T. Rowe Price Mid-Cap Value Fund	73,922	2,616,115
**T. Rowe Price New Horizons Fund	28,612	2,596,288
**T. Rowe Price Real Assets Fund	254,033	3,670,770
**T. Rowe Price Small-Cap Value Fund	42,467	2,651,625
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Equity Funds (continued)
**T. Rowe Price Value Fund	299,234	$ 14,563,729
		45,014,675
Fixed Income Funds–2.96%
**T. Rowe Price High Yield Fund	183,192	1,229,220
**T. Rowe Price Limited Duration Inflation Focused Bond Fund	261,200	1,415,704
**T. Rowe Price U.S. Treasury Long-Term Fund	157,513	1,805,100
		4,450,024
International Equity Funds–11.96%
**T. Rowe Price Emerging Markets Stock Fund	95,935	5,420,315
**T. Rowe Price International Stock Fund	268,180	6,042,093
**T. Rowe Price International Value Equity Fund	414,504	6,553,309
		18,015,717
International Fixed Income Funds–1.42%
**T. Rowe Price Emerging Markets Bond Fund	56,083	634,857
**T. Rowe Price International Bond Fund	148,090	1,500,159
		2,135,016
Money Market Fund–1.64%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.03%)	2,470,533	2,470,533
		2,470,533
Total Unaffiliated Investments (Cost $56,078,073)		72,085,965

TOTAL INVESTMENTS–100.02% (Cost $89,937,639)	150,628,649
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.02%)	(28,717)
NET ASSETS APPLICABLE TO 11,628,049 SHARES OUTSTANDING–100.00%	$150,599,932

✧✧ Standard Class shares.
** Institutional Class shares.

Summary of Abbreviations:
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds–8

LVIP T. Rowe Price 2050 Fund
Schedule of Investments
June 30, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–52.58%
INVESTMENT COMPANIES–52.58%
Equity Funds–37.02%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Mid-Cap Index Fund	197,486	$ 2,959,324
LVIP SSGA S&P 500 Index Fund	850,226	23,578,474
LVIP SSGA Small-Cap Index Fund	64,409	2,716,512
		29,254,310
Fixed Income Fund–2.56%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	171,069	2,026,656
		2,026,656
International Equity Fund–13.00%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA International Index Fund	909,935	10,268,622
		10,268,622
Total Affiliated Investments (Cost $22,910,574)		41,549,588
UNAFFILIATED INVESTMENTS–47.44%
INVESTMENT COMPANIES–47.44%
Equity Funds–31.42%
**T. Rowe Price Emerging Markets Value Stock Fund	70,301	1,133,949
**T. Rowe Price Growth Stock Fund	69,721	7,818,568
**T. Rowe Price Mid-Cap Growth Fund	12,184	1,515,340
**T. Rowe Price Mid-Cap Value Fund	42,057	1,488,386
**T. Rowe Price New Horizons Fund	14,938	1,355,519
**T. Rowe Price Real Assets Fund	138,961	2,007,986
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Equity Funds (continued)
**T. Rowe Price Small-Cap Value Fund	23,223	$ 1,450,024
**T. Rowe Price Value Fund	165,551	8,057,365
		24,827,137
Fixed Income Funds–0.98%
**T. Rowe Price High Yield Fund	18,421	123,606
**T. Rowe Price U.S. Treasury Long-Term Fund	56,655	649,269
		772,875
International Equity Funds–12.57%
**T. Rowe Price Emerging Markets Stock Fund	54,145	3,059,175
**T. Rowe Price International Stock Fund	145,964	3,288,560
**T. Rowe Price International Value Equity Fund	226,625	3,582,942
		9,930,677
International Fixed Income Funds–0.60%
**T. Rowe Price Emerging Markets Bond Fund	8,112	91,825
**T. Rowe Price International Bond Fund	38,073	385,680
		477,505
Money Market Fund–1.87%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.03%)	1,479,445	1,479,445
		1,479,445
Total Unaffiliated Investments (Cost $28,571,197)		37,487,639

TOTAL INVESTMENTS–100.02% (Cost $51,481,771)	79,037,227
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.02%)	(16,959)
NET ASSETS APPLICABLE TO 5,744,399 SHARES OUTSTANDING–100.00%	$79,020,268

✧✧ Standard Class shares.
** Institutional Class shares.

Summary of Abbreviations:
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds–9

LVIP T. Rowe Price 2060 Fund
Schedule of Investments
June 30, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–53.01%
INVESTMENT COMPANIES–53.01%
Equity Funds–38.15%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Mid-Cap Index Fund	7,341	$ 110,010
LVIP SSGA S&P 500 Index Fund	33,883	939,645
LVIP SSGA Small-Cap Index Fund	2,403	101,346
		1,151,001
Fixed Income Fund–1.34%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	3,414	40,444
		40,444
International Equity Fund–13.52%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA International Index Fund	36,158	408,045
		408,045
Total Affiliated Investments (Cost $1,377,781)		1,599,490
UNAFFILIATED INVESTMENTS–47.81%
INVESTMENT COMPANIES–47.81%
Equity Funds–33.60%
**T. Rowe Price Emerging Markets Value Stock Fund	5,921	95,504
**T. Rowe Price Growth Stock Fund	2,657	297,896
**T. Rowe Price Mid-Cap Growth Fund	426	53,025
**T. Rowe Price Mid-Cap Value Fund	1,573	55,675
**T. Rowe Price New Horizons Fund	550	49,897
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Equity Funds (continued)
**T. Rowe Price Real Assets Fund	5,537	$ 80,002
**T. Rowe Price Small-Cap Value Fund	872	54,465
**T. Rowe Price Value Fund	6,729	327,514
		1,013,978
Fixed Income Fund–0.35%
**T. Rowe Price U.S. Treasury Long-Term Fund	934	10,700
		10,700
International Equity Funds–11.79%
**T. Rowe Price Emerging Markets Stock Fund	1,407	79,514
**T. Rowe Price International Stock Fund	5,728	129,051
**T. Rowe Price International Value Equity Fund	9,318	147,309
		355,874
International Fixed Income Fund–0.09%
**T. Rowe Price International Bond Fund	253	2,564
		2,564
Money Market Fund–1.98%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.03%)	59,751	59,751
		59,751
Total Unaffiliated Investments (Cost $1,239,758)		1,442,867

TOTAL INVESTMENTS–100.82% (Cost $2,617,539)	3,042,357
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.82%)	(24,816)
NET ASSETS APPLICABLE TO 203,159 SHARES OUTSTANDING–100.00%	$3,017,541

✧✧ Standard Class shares.
** Institutional Class shares.

Summary of Abbreviations:
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds–10

LVIP T. Rowe Price Target Date Funds
Statements of Assets and Liabilities
June 30, 2021 (unaudited)
	LVIP T. Rowe Price 2010 Fund	LVIP T. Rowe Price 2020 Fund	LVIP T. Rowe Price 2030 Fund	LVIP T. Rowe Price 2040 Fund	LVIP T. Rowe Price 2050 Fund	LVIP T. Rowe Price 2060 Fund
ASSETS:
Unaffiliated investments, at value	$15,328,995	$ 51,343,884	$ 94,881,654	$ 72,085,965	$37,487,639	$1,442,867
Affiliated investments, at value	12,891,217	74,369,339	100,947,794	78,542,684	41,549,588	1,599,490
Receivable for fund shares sold	50,158	17,732	14,692	36,207	36,378	7,814
Dividends and interest receivable	14,572	56,081	53,058	13,535	2,657	24
Expense reimbursement receivable from Lincoln Investment Advisors Corporation	5,174	4,548	1,746	417	1,470	6,124
Prepaid expenses	59	269	387	299	155	3
TOTAL ASSETS	28,290,175	125,791,853	195,899,331	150,679,107	79,077,887	3,056,322
LIABILITIES:
Payable for fund shares redeemed	98,334	702,056	386,919	2,647	9,051	358
Other accrued expenses payable	27,051	28,698	29,011	28,354	27,063	25,292
Payable for securities purchased	13,076	50,320	47,613	12,116	2,369	12,020
Due to manager and affiliates	6,635	27,172	43,355	36,058	19,136	1,111
TOTAL LIABILITIES	145,096	808,246	506,898	79,175	57,619	38,781
TOTAL NET ASSETS	$28,145,079	$124,983,607	$195,392,433	$150,599,932	$79,020,268	$3,017,541
Unaffiliated investments, at cost	$13,204,136	$ 42,359,619	$ 77,547,292	$ 56,078,073	$28,571,197	$1,239,758
Affiliated investments, at cost	7,528,767	46,668,769	50,517,410	33,859,566	22,910,574	1,377,781
Standard Class:
Net Assets	$20,970,789	$104,609,431	$158,247,713	$109,080,833	$55,833,130	$2,604,719
Shares Outstanding	1,890,495	8,957,557	12,060,495	8,410,768	4,051,981	175,322
Net Asset Value Per Share	$ 11.093	$ 11.678	$ 13.121	$ 12.969	$ 13.779	$ 14.857
Service Class:
Net Assets	$ 7,174,290	$ 20,374,176	$ 37,144,720	$ 41,519,099	$23,187,138	$ 412,822
Shares Outstanding	648,303	1,748,093	2,836,642	3,217,281	1,692,418	27,837
Net Asset Value Per Share	$ 11.066	$ 11.655	$ 13.095	$ 12.905	$ 13.701	$ 14.830
COMPONENTS OF NET ASSETS AT JUNE 30, 2021:
Shares of beneficial interest (unlimited authorization–no par)	$21,670,966	$ 91,326,131	$134,594,726	$ 98,197,273	$53,872,741	$2,585,265
Distributable earnings/(accumulated loss)	6,474,113	33,657,476	60,797,707	52,402,659	25,147,527	432,276
TOTAL NET ASSETS	$28,145,079	$124,983,607	$195,392,433	$150,599,932	$79,020,268	$3,017,541
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds–11

LVIP T. Rowe Price Target Date Funds
Statements of Operations
Six Months Ended June 30, 2021 (unaudited)
	LVIP T. Rowe Price 2010 Fund	LVIP T. Rowe Price 2020 Fund	LVIP T. Rowe Price 2030 Fund	LVIP T. Rowe Price 2040 Fund	LVIP T. Rowe Price 2050 Fund	LVIP T. Rowe Price 2060 Fund
INVESTMENT INCOME:
Dividends from unaffiliated investments	$ 81,766	$ 310,867	$ 285,968	$ 83,447	$ 17,704	$ 98
EXPENSES:
Management fees	26,358	116,839	176,799	136,848	70,359	1,743
Accounting and administration expenses	23,355	26,759	28,901	27,433	24,963	22,419
Professional fees	13,152	13,976	14,450	14,097	13,430	12,921
Distribution fees-Service Class	9,096	25,920	44,562	49,423	27,073	434
Shareholder servicing fees	4,023	17,833	26,985	20,887	10,739	266
Consulting fees	1,123	1,153	1,169	1,158	1,137	1
Reports and statements to shareholders	887	1,671	2,263	1,883	1,278	643
Custodian fees	574	700	691	587	731	586
Pricing fees	324	324	324	295	295	206
Trustees’ fees and expenses	308	1,381	2,012	1,556	794	16
Other	1,495	2,788	3,085	2,698	1,779	1,020
	80,695	209,344	301,241	256,865	152,578	40,255
Less:
Expenses reimbursed	(34,144)	(35,838)	(24,048)	(20,175)	(25,521)	(37,345)
Total operating expenses	46,551	173,506	277,193	236,690	127,057	2,910
NET INVESTMENT INCOME (LOSS)	35,215	137,361	8,775	(153,243)	(109,353)	(2,812)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of affiliated investments	389,864	3,588,532	2,298,755	727,059	112,849	(1,199)
Sale of unaffiliated investments	74,440	880,309	686,175	361,864	97,043	(489)
Net realized gain (loss)	464,304	4,468,841	2,984,930	1,088,923	209,892	(1,688)
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	357,663	1,604,225	6,691,865	7,986,217	4,650,637	114,724
Unaffiliated investments	752,167	2,375,159	7,321,699	7,163,042	3,973,051	99,498
Net change in unrealized appreciation (depreciation)	1,109,830	3,979,384	14,013,564	15,149,259	8,623,688	214,222
NET REALIZED AND UNREALIZED GAIN	1,574,134	8,448,225	16,998,494	16,238,182	8,833,580	212,534
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,609,349	$8,585,586	$17,007,269	$16,084,939	$8,724,227	$209,722
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds–12

LVIP T. Rowe Price Target Date Funds
Statements of Changes in Net Assets
	LVIP T. Rowe Price 2010 Fund		LVIP T. Rowe Price 2020 Fund		LVIP T. Rowe Price 2030 Fund
	Six Months Ended 6/30/21 (unaudited)	Year Ended 12/31/20	Six Months Ended 6/30/21 (unaudited)	Year Ended 12/31/20	Six Months Ended 6/30/21 (unaudited)	Year Ended 12/31/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 35,215	$ 364,769	$ 137,361	$ 1,623,865	$ 8,775	$ 2,104,911
Net realized gain (loss)	464,304	868,441	4,468,841	3,553,919	2,984,930	3,295,881
Net change in unrealized appreciation (depreciation)	1,109,830	1,741,104	3,979,384	9,118,690	14,013,564	18,258,458
Net increase in net assets resulting from operations	1,609,349	2,974,314	8,585,586	14,296,474	17,007,269	23,659,250
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(827,125)	—	(4,327,747)	—	(5,199,645)
Service Class	—	(279,236)	—	(832,851)	—	(1,130,541)
	—	(1,106,361)	—	(5,160,598)	—	(6,330,186)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	1,085,528	4,589,935	8,129,333	34,856,621	15,162,014	33,877,855
Service Class	353,227	810,273	895,908	1,625,123	1,721,417	2,516,401
Reinvestment of dividends and distributions:
Standard Class	—	827,125	—	4,327,747	—	5,199,645
Service Class	—	279,236	—	832,851	—	1,130,541
	1,438,755	6,506,569	9,025,241	41,642,342	16,883,431	42,724,442
Cost of shares redeemed:
Standard Class	(1,966,171)	(7,484,874)	(14,865,830)	(41,672,275)	(15,813,194)	(41,101,144)
Service Class	(1,044,189)	(1,836,933)	(3,205,167)	(3,129,243)	(1,848,024)	(3,285,293)
	(3,010,360)	(9,321,807)	(18,070,997)	(44,801,518)	(17,661,218)	(44,386,437)
Increase (decrease) in net assets derived from capital share transactions	(1,571,605)	(2,815,238)	(9,045,756)	(3,159,176)	(777,787)	(1,661,995)
NET INCREASE (DECREASE) IN NET ASSETS	37,744	(947,285)	(460,170)	5,976,700	16,229,482	15,667,069
NET ASSETS:
Beginning of period	28,107,335	29,054,620	125,443,777	119,467,077	179,162,951	163,495,882
End of period	$28,145,079	$28,107,335	$124,983,607	$125,443,777	$195,392,433	$179,162,951
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds–13

LVIP T. Rowe Price Target Date Funds
Statements of Changes in Net Assets (continued)
	LVIP T. Rowe Price 2040 Fund		LVIP T. Rowe Price 2050 Fund		LVIP T. Rowe Price 2060 Fund
	Six Months Ended 6/30/21 (unaudited)	Year Ended 12/31/20	Six Months Ended 6/30/21 (unaudited)	Year Ended 12/31/20	Six Months Ended 6/30/21 (unaudited)	5/1/20* to 12/31/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ (153,243)	$ 1,418,487	$ (109,353)	$ 698,039	$ (2,812)	$ 13,104
Net realized gain (loss)	1,088,923	2,718,053	209,892	1,426,261	(1,688)	22,466
Net change in unrealized appreciation (depreciation)	15,149,259	16,263,063	8,623,688	8,930,666	214,222	210,596
Net increase in net assets resulting from operations	16,084,939	20,399,603	8,724,227	11,054,966	209,722	246,166
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(3,328,605)	—	(1,661,204)	—	(18,117)
Service Class	—	(1,136,012)	—	(611,438)	—	(5,495)
	—	(4,464,617)	—	(2,272,642)	—	(23,612)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	6,379,097	14,199,029	4,703,384	9,993,940	1,796,062	846,921
Service Class	1,241,267	2,846,795	1,005,002	2,002,986	94,190	222,637
Reinvestment of dividends and distributions:
Standard Class	—	3,328,605	—	1,661,204	—	18,117
Service Class	—	1,136,012	—	611,438	—	5,495
	7,620,364	21,510,441	5,708,386	14,269,568	1,890,252	1,093,170
Cost of shares redeemed:
Standard Class	(11,017,418)	(19,490,362)	(4,790,657)	(10,379,226)	(230,346)	(165,179)
Service Class	(1,486,570)	(2,718,409)	(629,470)	(1,359,254)	(67)	(2,565)
	(12,503,988)	(22,208,771)	(5,420,127)	(11,738,480)	(230,413)	(167,744)
Increase (decrease) in net assets derived from capital share transactions	(4,883,624)	(698,330)	288,259	2,531,088	1,659,839	925,426
NET INCREASE (DECREASE) IN NET ASSETS	11,201,315	15,236,656	9,012,486	11,313,412	1,869,561	1,147,980
NET ASSETS:
Beginning of period	139,398,617	124,161,961	70,007,782	58,694,370	1,147,980	—
End of period	$150,599,932	$139,398,617	$79,020,268	$ 70,007,782	$3,017,541	$1,147,980

*	Date of commencement of operations.
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds–14

LVIP T. Rowe Price 2010 Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP T. Rowe Price 2010 Fund Standard Class
	Six Months Ended 6/30/21[1] (unaudited)	Year Ended
		12/31/20	12/31/19	12/31/18 [2]	12/31/17	12/31/16 [3]
Net asset value, beginning of period	$ 10.471	$ 9.719	$ 10.438	$ 11.902	$ 11.191	$ 11.379
Income (loss) from investment operations:
Net investment income[4]	0.017	0.138	0.202	0.189	0.202	0.197
Net realized and unrealized gain (loss)	0.605	1.041	1.372	(0.656)	0.873	0.306
Total from investment operations	0.622	1.179	1.574	(0.467)	1.075	0.503
Less dividends and distributions from:
Net investment income	—	(0.218)	(0.295)	(0.240)	(0.224)	(0.224)
Net realized gain	—	(0.209)	(1.998)	(0.757)	(0.140)	(0.467)
Total dividends and distributions	—	(0.427)	(2.293)	(0.997)	(0.364)	(0.691)
Net asset value, end of period	$ 11.093	$ 10.471	$ 9.719	$ 10.438	$ 11.902	$ 11.191
Total return[5]	5.94%	12.29%	15.73%	(4.22%)	9.64%	4.44%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 20,971	$ 20,654	$ 21,367	$ 21,055	$27,961	$31,758
Ratio of expenses to average net assets[6]	0.27%	0.27%	0.27%	0.27%	0.30%	0.30%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.52%	0.54%	0.49%	0.50%	0.47%	0.43%
Ratio of net investment income to average net assets	0.32% [7]	1.41%	1.88%	1.63%	1.72%	1.71%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.07% [7]	1.14%	1.66%	1.40%	1.55%	1.58%
Portfolio turnover	2%	23%	22%	74%	29%	47%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective February 1, 2018, T. Rowe Price Associates, Inc. began sub-advising the Fund and the Fund's managed risk strategy was removed.
[3]	Effective May 1, 2016 through January 31, 2018, Milliman Financial Risk Management LLC was responsible for the day-to-day management of the Fund’s managed risk strategy, replacing Lincoln Investment Advisors Corporation.
[4]	The average shares outstanding method has been applied for per share information.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[7]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds–15

LVIP T. Rowe Price 2010 Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP T. Rowe Price 2010 Fund Service Class
	Six Months Ended 6/30/21[1] (unaudited)	Year Ended
		12/31/20	12/31/19	12/31/18 [2]	12/31/17	12/31/16 [3]
Net asset value, beginning of period	$ 10.459	$ 9.709	$ 10.433	$ 11.895	$ 11.186	$ 11.375
Income (loss) from investment operations:
Net investment income[4]	0.004	0.113	0.175	0.160	0.172	0.168
Net realized and unrealized gain (loss)	0.603	1.039	1.368	(0.654)	0.872	0.305
Total from investment operations	0.607	1.152	1.543	(0.494)	1.044	0.473
Less dividends and distributions from:
Net investment income	—	(0.193)	(0.269)	(0.211)	(0.195)	(0.195)
Net realized gain	—	(0.209)	(1.998)	(0.757)	(0.140)	(0.467)
Total dividends and distributions	—	(0.402)	(2.267)	(0.968)	(0.335)	(0.662)
Net asset value, end of period	$ 11.066	$ 10.459	$ 9.709	$ 10.433	$ 11.895	$ 11.186
Total return[5]	5.80%	12.02%	15.43%	(4.46%)	9.36%	4.17%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 7,174	$ 7,453	$ 7,688	$ 7,141	$ 7,849	$ 7,001
Ratio of expenses to average net assets[6]	0.52%	0.52%	0.52%	0.52%	0.55%	0.55%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.77%	0.79%	0.74%	0.75%	0.72%	0.68%
Ratio of net investment income to average net assets	0.07% [7]	1.16%	1.63%	1.38%	1.47%	1.46%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.18%) [7]	0.89%	1.41%	1.15%	1.30%	1.33%
Portfolio turnover	2%	23%	22%	74%	29%	47%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective February 1, 2018, T. Rowe Price Associates, Inc. began sub-advising the Fund and the Fund's managed risk strategy was removed.
[3]	Effective May 1, 2016 through January 31, 2018, Milliman Financial Risk Management LLC was responsible for the day-to-day management of the Fund’s managed risk strategy, replacing Lincoln Investment Advisors Corporation.
[4]	The average shares outstanding method has been applied for per share information.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[7]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds–16

LVIP T. Rowe Price 2020 Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP T. Rowe Price 2020 Fund Standard Class
	Six Months Ended 6/30/21[1] (unaudited)	Year Ended
		12/31/20	12/31/19	12/31/18 [2]	12/31/17	12/31/16 [3]
Net asset value, beginning of period	$ 10.897	$ 10.050	$ 10.458	$ 11.910	$ 11.206	$ 11.222
Income (loss) from investment operations:
Net investment income[4]	0.015	0.146	0.210	0.202	0.207	0.214
Net realized and unrealized gain (loss)	0.766	1.165	1.681	(0.826)	1.129	0.283
Total from investment operations	0.781	1.311	1.891	(0.624)	1.336	0.497
Less dividends and distributions from:
Net investment income	—	(0.246)	(0.293)	(0.218)	(0.231)	(0.231)
Net realized gain	—	(0.218)	(2.006)	(0.610)	(0.401)	(0.282)
Total dividends and distributions	—	(0.464)	(2.299)	(0.828)	(0.632)	(0.513)
Net asset value, end of period	$ 11.678	$ 10.897	$ 10.050	$ 10.458	$ 11.910	$ 11.206
Total return[5]	7.17%	13.27%	18.93%	(5.58%)	12.03%	4.45%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$104,609	$104,187	$ 99,074	$ 90,847	$105,395	$111,809
Ratio of expenses to average net assets[6]	0.24%	0.24%	0.24%	0.25%	0.30%	0.30%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.30%	0.31%	0.32%	0.36%	0.34%	0.32%
Ratio of net investment income to average net assets	0.27% [7]	1.46%	1.92%	1.72%	1.76%	1.89%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.21% [7]	1.39%	1.84%	1.61%	1.72%	1.87%
Portfolio turnover	2%	24%	16%	71%	24%	28%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective February 1, 2018, T. Rowe Price Associates, Inc. began sub-advising the Fund and the Fund's managed risk strategy was removed.
[3]	Effective May 1, 2016 through January 31, 2018, Milliman Financial Risk Management LLC was responsible for the day-to-day management of the Fund’s managed risk strategy, replacing Lincoln Investment Advisors Corporation.
[4]	The average shares outstanding method has been applied for per share information.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[7]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds–17

LVIP T. Rowe Price 2020 Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP T. Rowe Price 2020 Fund Service Class
	Six Months Ended 6/30/21[1] (unaudited)	Year Ended
		12/31/20	12/31/19	12/31/18 [2]	12/31/17	12/31/16 [3]
Net asset value, beginning of period	$ 10.889	$ 10.045	$ 10.456	$ 11.906	$ 11.204	$ 11.220
Income (loss) from investment operations:
Net investment income[4]	0.001	0.121	0.182	0.172	0.178	0.186
Net realized and unrealized gain (loss)	0.765	1.162	1.680	(0.824)	1.126	0.283
Total from investment operations	0.766	1.283	1.862	(0.652)	1.304	0.469
Less dividends and distributions from:
Net investment income	—	(0.221)	(0.267)	(0.188)	(0.201)	(0.203)
Net realized gain	—	(0.218)	(2.006)	(0.610)	(0.401)	(0.282)
Total dividends and distributions	—	(0.439)	(2.273)	(0.798)	(0.602)	(0.485)
Net asset value, end of period	$ 11.655	$ 10.889	$ 10.045	$ 10.456	$ 11.906	$ 11.204
Total return[5]	7.03%	12.99%	18.64%	(5.82%)	11.75%	4.20%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 20,374	$ 21,256	$ 20,393	$ 20,132	$ 24,795	$23,799
Ratio of expenses to average net assets[6]	0.49%	0.49%	0.49%	0.50%	0.55%	0.55%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.55%	0.56%	0.57%	0.61%	0.59%	0.57%
Ratio of net investment income to average net assets	0.02% [7]	1.21%	1.67%	1.47%	1.51%	1.64%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.04%) [7]	1.14%	1.59%	1.36%	1.47%	1.62%
Portfolio turnover	2%	24%	16%	71%	24%	28%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective February 1, 2018, T. Rowe Price Associates, Inc. began sub-advising the Fund and the Fund's managed risk strategy was removed.
[3]	Effective May 1, 2016 through January 31, 2018, Milliman Financial Risk Management LLC was responsible for the day-to-day management of the Fund’s managed risk strategy, replacing Lincoln Investment Advisors Corporation.
[4]	The average shares outstanding method has been applied for per share information.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[7]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds–18

LVIP T. Rowe Price 2030 Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP T. Rowe Price 2030 Fund Standard Class
	Six Months Ended 6/30/21[1] (unaudited)	Year Ended
		12/31/20	12/31/19	12/31/18 [2]	12/31/17	12/31/16 [3]
Net asset value, beginning of period	$ 11.978	$ 10.788	$ 10.447	$ 11.841	$ 10.851	$ 10.930
Income (loss) from investment operations:
Net investment income[4]	0.004	0.145	0.200	0.189	0.204	0.200
Net realized and unrealized gain (loss)	1.139	1.477	2.026	(1.062)	1.250	0.205
Total from investment operations	1.143	1.622	2.226	(0.873)	1.454	0.405
Less dividends and distributions from:
Net investment income	—	(0.241)	(0.263)	(0.204)	(0.231)	(0.218)
Net realized gain	—	(0.191)	(1.622)	(0.317)	(0.233)	(0.266)
Total dividends and distributions	—	(0.432)	(1.885)	(0.521)	(0.464)	(0.484)
Net asset value, end of period	$ 13.121	$ 11.978	$ 10.788	$ 10.447	$ 11.841	$ 10.851
Total return[5]	9.54%	15.25%	22.15%	(7.59%)	13.47%	3.72%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$158,248	$145,103	$133,104	$112,819	$131,624	$131,282
Ratio of expenses to average net assets[6]	0.25%	0.25%	0.25%	0.25%	0.30%	0.30%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.28%	0.29%	0.30%	0.35%	0.33%	0.32%
Ratio of net investment income to average net assets	0.06% [7]	1.36%	1.78%	1.63%	1.77%	1.83%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.03% [7]	1.32%	1.73%	1.53%	1.74%	1.81%
Portfolio turnover	5%	22%	12%	67%	20%	31%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective February 1, 2018, T. Rowe Price Associates, Inc. began sub-advising the Fund and the Fund's managed risk strategy was removed.
[3]	Effective May 1, 2016 through January 31, 2018, Milliman Financial Risk Management LLC was responsible for the day-to-day management of the Fund’s managed risk strategy, replacing Lincoln Investment Advisors Corporation.
[4]	The average shares outstanding method has been applied for per share information.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[7]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds–19

LVIP T. Rowe Price 2030 Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP T. Rowe Price 2030 Fund Service Class
	Six Months Ended 6/30/21[1] (unaudited)	Year Ended
		12/31/20	12/31/19	12/31/18 [2]	12/31/17	12/31/16 [3]
Net asset value, beginning of period	$ 11.969	$ 10.783	$ 10.447	$ 11.838	$ 10.849	$ 10.930
Income (loss) from investment operations:
Net investment income (loss)[4]	(0.012)	0.119	0.172	0.160	0.175	0.173
Net realized and unrealized gain (loss)	1.138	1.472	2.023	(1.059)	1.249	0.202
Total from investment operations	1.126	1.591	2.195	(0.899)	1.424	0.375
Less dividends and distributions from:
Net investment income	—	(0.214)	(0.237)	(0.175)	(0.202)	(0.190)
Net realized gain	—	(0.191)	(1.622)	(0.317)	(0.233)	(0.266)
Total dividends and distributions	—	(0.405)	(1.859)	(0.492)	(0.435)	(0.456)
Net asset value, end of period	$ 13.095	$ 11.969	$ 10.783	$ 10.447	$ 11.838	$ 10.849
Total return[5]	9.41%	14.97%	21.84%	(7.82%)	13.19%	3.45%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 37,145	$ 34,060	$ 30,392	$ 26,121	$ 29,277	$24,338
Ratio of expenses to average net assets[6]	0.50%	0.50%	0.50%	0.50%	0.55%	0.55%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.53%	0.54%	0.55%	0.60%	0.58%	0.57%
Ratio of net investment income (loss) to average net assets	(0.19%) [7]	1.11%	1.53%	1.38%	1.52%	1.58%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.22%) [7]	1.07%	1.48%	1.28%	1.49%	1.56%
Portfolio turnover	5%	22%	12%	67%	20%	31%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective February 1, 2018, T. Rowe Price Associates, Inc. began sub-advising the Fund and the Fund's managed risk strategy was removed.
[3]	Effective May 1, 2016 through January 31, 2018, Milliman Financial Risk Management LLC was responsible for the day-to-day management of the Fund’s managed risk strategy, replacing Lincoln Investment Advisors Corporation.
[4]	The average shares outstanding method has been applied for per share information.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[7]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds–20

LVIP T. Rowe Price 2040 Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP T. Rowe Price 2040 Fund Standard Class
	Six Months Ended 6/30/21[1] (unaudited)	Year Ended
		12/31/20	12/31/19	12/31/18 [2]	12/31/17	12/31/16 [3]
Net asset value, beginning of period	$ 11.595	$ 10.290	$ 9.851	$ 11.399	$ 10.337	$ 10.346
Income (loss) from investment operations:
Net investment income (loss)[4]	(0.009)	0.124	0.176	0.167	0.200	0.185
Net realized and unrealized gain (loss)	1.383	1.562	2.131	(1.122)	1.304	0.207
Total from investment operations	1.374	1.686	2.307	(0.955)	1.504	0.392
Less dividends and distributions from:
Net investment income	—	(0.217)	(0.227)	(0.179)	(0.225)	(0.198)
Net realized gain	—	(0.164)	(1.641)	(0.414)	(0.217)	(0.203)
Total dividends and distributions	—	(0.381)	(1.868)	(0.593)	(0.442)	(0.401)
Net asset value, end of period	$ 12.969	$ 11.595	$ 10.290	$ 9.851	$ 11.399	$ 10.337
Total return[5]	11.85%	16.62%	24.44%	(8.72%)	14.63%	3.81%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$109,081	$102,012	$ 92,296	$ 76,482	$ 87,523	$86,980
Ratio of expenses to average net assets[6]	0.26%	0.26%	0.26%	0.26%	0.30%	0.30%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.29%	0.31%	0.32%	0.37%	0.36%	0.34%
Ratio of net investment income (loss) to average net assets	(0.14%) [7]	1.22%	1.65%	1.50%	1.81%	1.78%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.17%) [7]	1.17%	1.59%	1.39%	1.75%	1.74%
Portfolio turnover	3%	14%	10%	65%	27%	27%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective February 1, 2018, T. Rowe Price Associates, Inc. began sub-advising the Fund and the Fund's managed risk strategy was removed.
[3]	Effective May 1, 2016 through January 31, 2018, Milliman Financial Risk Management LLC was responsible for the day-to-day management of the Fund’s managed risk strategy, replacing Lincoln Investment Advisors Corporation.
[4]	The average shares outstanding method has been applied for per share information.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[7]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds–21

LVIP T. Rowe Price 2040 Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP T. Rowe Price 2040 Fund Service Class
	Six Months Ended 6/30/21[1] (unaudited)	Year Ended
		12/31/20	12/31/19	12/31/18 [2]	12/31/17	12/31/16 [3]
Net asset value, beginning of period	$ 11.552	$ 10.256	$ 9.828	$ 11.372	$ 10.315	$ 10.325
Income (loss) from investment operations:
Net investment income (loss)[4]	(0.024)	0.098	0.149	0.139	0.172	0.158
Net realized and unrealized gain (loss)	1.377	1.553	2.123	(1.117)	1.300	0.207
Total from investment operations	1.353	1.651	2.272	(0.978)	1.472	0.365
Less dividends and distributions from:
Net investment income	—	(0.191)	(0.203)	(0.152)	(0.198)	(0.172)
Net realized gain	—	(0.164)	(1.641)	(0.414)	(0.217)	(0.203)
Total dividends and distributions	—	(0.355)	(1.844)	(0.566)	(0.415)	(0.375)
Net asset value, end of period	$ 12.905	$ 11.552	$ 10.256	$ 9.828	$ 11.372	$ 10.315
Total return[5]	11.71%	16.34%	24.13%	(8.95%)	14.34%	3.55%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 41,519	$ 37,387	$ 31,866	$ 25,678	$ 28,249	$23,376
Ratio of expenses to average net assets[6]	0.51%	0.51%	0.51%	0.51%	0.55%	0.55%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.54%	0.56%	0.57%	0.62%	0.61%	0.59%
Ratio of net investment income (loss) to average net assets	(0.39%) [7]	0.97%	1.40%	1.25%	1.56%	1.53%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.42%) [7]	0.92%	1.34%	1.14%	1.50%	1.49%
Portfolio turnover	3%	14%	10%	65%	27%	27%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective February 1, 2018, T. Rowe Price Associates, Inc. began sub-advising the Fund and the Fund's managed risk strategy was removed.
[3]	Effective May 1, 2016 through January 31, 2018, Milliman Financial Risk Management LLC was responsible for the day-to-day management of the Fund’s managed risk strategy, replacing Lincoln Investment Advisors Corporation.
[4]	The average shares outstanding method has been applied for per share information.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[7]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds–22

LVIP T. Rowe Price 2050 Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP T. Rowe Price 2050 Fund Standard Class
	Six Months Ended 6/30/21[1] (unaudited)	Year Ended
		12/31/20	12/31/19	12/31/18 [2]	12/31/17	12/31/16 [3]
Net asset value, beginning of period	$ 12.238	$ 10.838	$ 9.705	$ 10.912	$ 9.514	$ 9.345
Income (loss) from investment operations:
Net investment income (loss)[4]	(0.014)	0.129	0.179	0.168	0.187	0.189
Net realized and unrealized gain (loss)	1.555	1.674	2.196	(1.093)	1.440	0.222
Total from investment operations	1.541	1.803	2.375	(0.925)	1.627	0.411
Less dividends and distributions from:
Net investment income	—	(0.223)	(0.218)	(0.186)	(0.213)	(0.182)
Net realized gain	—	(0.180)	(1.024)	(0.096)	(0.016)	(0.060)
Total dividends and distributions	—	(0.403)	(1.242)	(0.282)	(0.229)	(0.242)
Net asset value, end of period	$ 13.779	$ 12.238	$ 10.838	$ 9.705	$ 10.912	$ 9.514
Total return[5]	12.59%	16.89%	25.15%	(8.47%)	17.11%	4.41%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 55,833	$ 49,732	$ 42,023	$ 31,731	$ 33,407	$28,659
Ratio of expenses to average net assets[6]	0.27%	0.27%	0.27%	0.27%	0.30%	0.30%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.34%	0.38%	0.40%	0.46%	0.47%	0.50%
Ratio of net investment income (loss) to average net assets	(0.22%) [7]	1.21%	1.66%	1.54%	1.80%	2.01%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.29%) [7]	1.10%	1.53%	1.35%	1.63%	1.81%
Portfolio turnover	4%	19%	6%	62%	34%	23%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective February 1, 2018, T. Rowe Price Associates, Inc. began sub-advising the Fund and the Fund's managed risk strategy was removed.
[3]	Effective May 1, 2016 through January 31, 2018, Milliman Financial Risk Management LLC was responsible for the day-to-day management of the Fund’s managed risk strategy, replacing Lincoln Investment Advisors Corporation.
[4]	The average shares outstanding method has been applied for per share information.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[7]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds–23

LVIP T. Rowe Price 2050 Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP T. Rowe Price 2050 Fund Service Class
	Six Months Ended 6/30/21[1] (unaudited)	Year Ended
		12/31/20	12/31/19	12/31/18 [2]	12/31/17	12/31/16 [3]
Net asset value, beginning of period	$ 12.184	$ 10.796	$ 9.681	$ 10.884	$ 9.491	$ 9.324
Income (loss) from investment operations:
Net investment income (loss)[4]	(0.031)	0.102	0.152	0.140	0.161	0.165
Net realized and unrealized gain (loss)	1.548	1.663	2.181	(1.086)	1.435	0.221
Total from investment operations	1.517	1.765	2.333	(0.946)	1.596	0.386
Less dividends and distributions from:
Net investment income	—	(0.197)	(0.194)	(0.161)	(0.187)	(0.159)
Net realized gain	—	(0.180)	(1.024)	(0.096)	(0.016)	(0.060)
Total dividends and distributions	—	(0.377)	(1.218)	(0.257)	(0.203)	(0.219)
Net asset value, end of period	$ 13.701	$ 12.184	$ 10.796	$ 9.681	$ 10.884	$ 9.491
Total return[5]	12.45%	16.61%	24.77%	(8.70%)	16.82%	4.15%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 23,187	$ 20,276	$ 16,671	$ 11,952	$ 11,498	$ 7,708
Ratio of expenses to average net assets[6]	0.52%	0.52%	0.52%	0.52%	0.55%	0.55%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.59%	0.63%	0.65%	0.71%	0.72%	0.75%
Ratio of net investment income (loss) to average net assets	(0.47%) [7]	0.96%	1.41%	1.29%	1.55%	1.76%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.54%) [7]	0.85%	1.28%	1.10%	1.38%	1.56%
Portfolio turnover	4%	19%	6%	62%	34%	23%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective February 1, 2018, T. Rowe Price Associates, Inc. began sub-advising the Fund and the Fund's managed risk strategy was removed.
[3]	Effective May 1, 2016 through January 31, 2018, Milliman Financial Risk Management LLC was responsible for the day-to-day management of the Fund’s managed risk strategy, replacing Lincoln Investment Advisors Corporation.
[4]	The average shares outstanding method has been applied for per share information.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[7]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds–24

LVIP T. Rowe Price 2060 Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP T. Rowe Price 2060 Fund Standard Class
	Six Months Ended 6/30/21[2] (unaudited)	5/1/20 [1] to 12/31/20

Net asset value, beginning of period	$ 13.123	$ 10.000
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.018)	0.190
Net realized and unrealized gain	1.752	3.215
Total from investment operations	1.734	3.405
Less dividends and distributions from:
Net investment income	—	(0.236)
Net realized gain	—	(0.046)
Total dividends and distributions	—	(0.282)
Net asset value, end of period	$ 14.857	$ 13.123
Total return[4]	13.21%	34.06%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 2,605	$ 871
Ratio of expenses to average net assets[5]	0.27%	0.27%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	4.34%	12.80%
Ratio of net investment income (loss) to average net assets	(0.26%) [6]	2.42%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(4.33%) [6]	(10.11%)
Portfolio turnover	91%	22%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds–25

LVIP T. Rowe Price 2060 Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP T. Rowe Price 2060 Fund Service Class
	Six Months Ended 6/30/21[2] (unaudited)	5/1/20 [1] to 12/31/20

Net asset value, beginning of period	$ 13.116	$ 10.000
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.036)	0.169
Net realized and unrealized gain	1.750	3.213
Total from investment operations	1.714	3.382
Less dividends and distributions from:
Net investment income	—	(0.220)
Net realized gain	—	(0.046)
Total dividends and distributions	—	(0.266)
Net asset value, end of period	$ 14.830	$ 13.116
Total return[4]	13.07%	33.83%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 413	$ 277
Ratio of expenses to average net assets[5]	0.52%	0.52%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	4.59%	13.05%
Ratio of net investment income (loss) to average net assets	(0.51%) [6]	2.17%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(4.58%) [6]	(10.36%)
Portfolio turnover	91%	22%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds–26

LVIP T. Rowe Price Target Date Funds
Notes to Financial Statements
June 30, 2021 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 105 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP T. Rowe Price 2010 Fund, LVIP T. Rowe Price 2020 Fund, LVIP T. Rowe Price 2030 Fund, LVIP T. Rowe Price 2040 Fund, LVIP T. Rowe Price 2050 Fund and LVIP T. Rowe Price 2060 Fund (each, a Fund, and collectively, the “Funds”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Funds are diversified management investment companies registered under the 1940 Act. Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold each Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
Each Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, including exchange-traded funds (“ETFs”), that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or unaffiliated managers (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. In addition to investment companies, the Funds may invest in individual securities, such as money market instruments. Financial statements for the Underlying Funds can be found at www.sec.gov.
The Funds are T. Rowe Price target date funds which are designed for investors planning to retire close to the year indicated in the name of the Fund.
Each Fund’s investment objective is to seek the highest total return over time consistent with an emphasis on both capital growth and income.
1. Significant Accounting Policies
Each Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, each Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Funds.
Security Valuation –ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Funds value Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.
Federal Income Taxes–No provision for federal income taxes has been made because each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Funds' federal income tax returns through the six months ended June 30, 2021 and for all open tax years (years ended December 31, 2017-December 31, 2020), and has concluded that no provision for federal income tax is required in the Funds' financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statements of Operations. During six months ended June 30, 2021, the Funds did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.
LVIP T. Rowe Price Target Date Funds–27

LVIP T. Rowe Price Target Date Funds
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
 The Funds declare and distribute dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
LIAC is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of each Fund's investment portfolio, including monitoring of each Fund's investment sub-adviser, and providing certain administrative services to each Fund.   For its services, LIAC receives a management fee at an annual rate of 0.19% of each Fund's average daily net assets.   The management fee is calculated daily and paid monthly.   The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds.
LIAC has contractually agreed to reimburse each Fund to the extent that the Fund’s annual operating expenses (excluding Underlying Funds fees and expenses) exceed the following percentages of average daily net assets for each Fund. The reimbursement is accrued daily and received monthly.
	LVIP T. Rowe Price 2010 Fund	LVIP T. Rowe Price 2020 Fund	LVIP T. Rowe Price 2030 Fund	LVIP T. Rowe Price 2040 Fund	LVIP T. Rowe Price 2050 Fund	LVIP T. Rowe Price 2060 Fund
Standard Class	0.27%	0.24%	0.25%	0.26%	0.27%	0.27%
Service Class	0.52%	0.49%	0.50%	0.51%	0.52%	0.52%
LIAC retains the right to receive reimbursements of excess amounts waived or paid by LIAC under the expense limitation agreement. Each Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that each Fund is able to effect such payments to LIAC and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2021, LIAC has not recouped any previously reimbursed expenses of the Funds.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
		Expiration Date
	2022	2023	Total
LVIP T. Rowe Price 2010 Fund	$46,377	$73,533	$ 119,910
LVIP T. Rowe Price 2020 Fund	$49,172	$81,330	$ 130,502
LVIP T. Rowe Price 2030 Fund	$37,536	$65,019	$ 102,555
LVIP T. Rowe Price 2040 Fund	$38,458	$59,745	$ 98,203
LVIP T. Rowe Price 2050 Fund	$43,954	$66,070	$ 110,024
LVIP T. Rowe Price 2060 Fund	$ —	$69,558	$ 69,558
T. Rowe Price Associates, Inc. is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Funds, pays T. Rowe Price Associates, Inc. a fee based on each Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Funds. For these services, the Funds reimburse Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statements of Operations. For the six months ended June 30, 2021, costs for these administrative and legal services were as follows:
	LVIP T. Rowe Price 2010 Fund	LVIP T. Rowe Price 2020 Fund	LVIP T. Rowe Price 2030 Fund	LVIP T. Rowe Price 2040 Fund	LVIP T. Rowe Price 2050 Fund	LVIP T. Rowe Price 2060 Fund
Administrative	$833	$3,714	$5,533	$4,288	$2,196	$46
Legal	132	591	880	682	349	7
Lincoln Life also provides certain contract holder and additional corporate services to the Funds. Each Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of each Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statements of Operations.
LVIP T. Rowe Price Target Date Funds–28

LVIP T. Rowe Price Target Date Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also prints and mails Fund documents on behalf of the Funds. The cost of these services is included in “Reports and statements to shareholders” on the Statements of Operations. The Funds reimburse Lincoln Life for the cost of these services. For the six months ended June 30, 2021, these fees were as follows:
	LVIP T. Rowe Price 2010 Fund	LVIP T. Rowe Price 2020 Fund	LVIP T. Rowe Price 2030 Fund	LVIP T. Rowe Price 2040 Fund	LVIP T. Rowe Price 2050 Fund	LVIP T. Rowe Price 2060 Fund
Printing and mailing	$102	$385	$685	$528	$274	$—
The Funds currently offer two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to their distribution and service plan, the Funds are authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fees are calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statements of Operations, the Funds indirectly bear the investment management fees and other expenses of the Underlying Funds in which they invest. Because each of the Underlying Funds has varied expense and fee levels, and the Funds may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At June 30, 2021, each Fund had receivables due from and liabilities payable to affiliates as follows:
	LVIP T. Rowe Price 2010 Fund	LVIP T. Rowe Price 2020 Fund	LVIP T. Rowe Price 2030 Fund	LVIP T. Rowe Price 2040 Fund	LVIP T. Rowe Price 2050 Fund	LVIP T. Rowe Price 2060 Fund
Expense reimbursement receivable due from LIAC	$5,174	$ 4,548	$ 1,746	$ 417	$ 1,470	$6,124
Management fees payable to LIAC	4,391	19,559	30,421	23,451	12,259	458
Distribution fees payable to LFD	1,472	4,183	7,606	8,497	4,732	82
Printing and mailing fees payable to Lincoln Life	102	445	685	531	274	501
Shareholder servicing fees payable to Lincoln Life	670	2,985	4,643	3,579	1,871	70
Certain officers and trustees of the Funds are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Funds. The Funds pay compensation to unaffiliated trustees.
At June 30, 2021, Lincoln Life directly owned 25.13% of LVIP T. Rowe Price 2060 Fund.
LVIP T. Rowe Price Target Date Funds–29

LVIP T. Rowe Price Target Date Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Funds and the corresponding investment activity for the six months ended June 30, 2021, were as follows:
LVIP T. Rowe Price 2010 Fund
	Value 12/31/20	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/21	Number of Shares 06/30/21	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-45.80%@
Equity Funds-17.34%@
✧✧LVIP SSGA Mid-Cap Index Fund	$ 510,133	$ —	$ 160,000	$ 51,318	$ 34,683	$ 436,134	29,105	$—	$—
✧✧LVIP SSGA S&P 500 Index Fund	3,920,902	70,000	545,000	206,962	339,268	3,992,132	143,954	—	—
✧✧LVIP SSGA Small-Cap Index Fund	459,767	—	85,000	50,158	26,331	451,256	10,699	—	—
Fixed Income Fund-22.37%@
✧✧LVIP SSGA Bond Index Fund	6,529,675	150,000	270,000	(6,940)	(105,331)	6,297,404	531,561	—	—
International Equity Fund-6.09%@
✧✧LVIP SSGA International Index Fund	1,758,213	20,000	215,000	88,366	62,712	1,714,291	151,909	—	—
Total	$13,178,690	$ 240,000	$1,275,000	$ 389,864	$ 357,663	$12,891,217		$ —	$ —

@ As a percentage of Net Assets as of June 30, 2021.
✧✧ Standard Class shares.
LVIP T. Rowe Price Target Date Funds–30

LVIP T. Rowe Price Target Date Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
LVIP T. Rowe Price 2020 Fund
	Value 12/31/20	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/21	Number of Shares 06/30/21	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-59.50%@
Equity Funds-20.94%@
✧✧LVIP SSGA Mid-Cap Index Fund	$ 2,839,083	$ 100,000	$ 780,000	$ 113,536	$ 339,400	$ 2,612,019	174,309	$—	$—
✧✧LVIP SSGA S&P 500 Index Fund	21,722,755	100,000	3,671,500	2,447,244	507,071	21,105,570	761,055	—	—
✧✧LVIP SSGA Small-Cap Index Fund	2,576,598	200,000	740,000	209,228	204,867	2,450,693	58,106	—	—
Fixed Income Funds-31.20%@
§,**T. Rowe Price Limited Duration Inflation Focused Bond Fund	12,451,504	1,340,000	—	—	433,855	14,225,359	2,624,605	—	—
✧✧LVIP SSGA Bond Index Fund	24,897,671	300,000	—	—	(429,958)	24,767,713	2,090,632	—	—
International Equity Fund-7.36%@
✧✧LVIP SSGA International Index Fund	10,067,612	—	1,670,000	818,524	(8,151)	9,207,985	815,949	—	—
Total	$ 74,555,223	$ 2,040,000	$ 6,861,500	$ 3,588,532	$1,047,084	$ 74,369,339		$ —	$ —

@ As a percentage of Net Assets as of June 30, 2021.
✧✧ Standard Class shares.
§ Issuer considered an unaffiliated investment of the Fund at December 31, 2020.
** Institutional Class shares.
LVIP T. Rowe Price Target Date Funds–31

LVIP T. Rowe Price Target Date Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
LVIP T. Rowe Price 2030 Fund
	Value 12/31/20	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/21	Number of Shares 06/30/21	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-51.66%@
Equity Funds-28.26%@
✧✧LVIP SSGA Mid-Cap Index Fund	$ 5,540,138	$ —	$ 950,000	$ 48,298	$ 861,688	$ 5,500,124	367,042	$—	$—
✧✧LVIP SSGA S&P 500 Index Fund	41,677,923	250,000	3,150,000	1,655,695	4,373,679	44,807,297	1,615,725	—	—
✧✧LVIP SSGA Small-Cap Index Fund	5,088,661	300,000	1,300,000	200,394	628,349	4,917,404	116,593	—	—
Fixed Income Fund-13.36%@
✧✧LVIP SSGA Bond Index Fund	23,674,524	3,050,000	200,000	(5,091)	(408,030)	26,111,403	2,204,052	—	—
International Equity Fund-10.04%@
✧✧LVIP SSGA International Index Fund	19,275,928	100,000	1,400,000	399,459	1,236,179	19,611,566	1,737,844	—	—
Total	$ 95,257,174	$ 3,700,000	$ 7,000,000	$ 2,298,755	$ 6,691,865	$100,947,794		$ —	$ —

@ As a percentage of Net Assets as of June 30, 2021.
✧✧ Standard Class shares.
LVIP T. Rowe Price 2040 Fund
	Value 12/31/20	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/21	Number of Shares 06/30/21	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-52.15%@
Equity Funds-34.76%@
✧✧LVIP SSGA Mid-Cap Index Fund	$ 5,212,698	$150,000	$1,000,000	$ 44,598	$ 815,665	$ 5,222,961	348,546	$—	$—
✧✧LVIP SSGA S&P 500 Index Fund	38,939,703	350,000	2,625,000	346,385	5,302,938	42,314,026	1,525,819	—	—
✧✧LVIP SSGA Small-Cap Index Fund	4,803,775	50,000	825,000	126,410	661,424	4,816,609	114,203	—	—
Fixed Income Fund-5.26%@
✧✧LVIP SSGA Bond Index Fund	8,061,679	—	—	—	(140,413)	7,921,266	668,631	—	—
International Equity Fund-12.13%@
✧✧LVIP SSGA International Index Fund	18,011,553	150,000	1,450,000	209,666	1,346,603	18,267,822	1,618,770	—	—
Total	$ 75,029,408	$ 700,000	$ 5,900,000	$ 727,059	$ 7,986,217	$ 78,542,684		$ —	$ —

@ As a percentage of Net Assets as of June 30, 2021.
✧✧ Standard Class shares.
LVIP T. Rowe Price Target Date Funds–32

LVIP T. Rowe Price Target Date Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
LVIP T. Rowe Price 2050 Fund
	Value 12/31/20	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/21	Number of Shares 06/30/21	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-52.58%@
Equity Funds-37.02%@
✧✧LVIP SSGA Mid-Cap Index Fund	$ 2,725,636	$ 25,000	$ 250,000	$ 23,015	$ 435,673	$ 2,959,324	197,486	$—	$—
✧✧LVIP SSGA S&P 500 Index Fund	20,523,936	550,000	585,000	27,096	3,062,442	23,578,474	850,226	—	—
✧✧LVIP SSGA Small-Cap Index Fund	2,474,837	—	175,000	26,934	389,741	2,716,512	64,409	—	—
Fixed Income Fund-2.56%@
✧✧LVIP SSGA Bond Index Fund	2,110,251	100,000	150,000	984	(34,579)	2,026,656	171,069	—	—
International Equity Fund-13.00%@
✧✧LVIP SSGA International Index Fund	9,566,442	550,000	680,000	34,820	797,360	10,268,622	909,935	—	—
Total	$ 37,401,102	$1,225,000	$1,840,000	$112,849	$ 4,650,637	$ 41,549,588		$ —	$ —

@ As a percentage of Net Assets as of June 30, 2021.
✧✧ Standard Class shares.
LVIP T. Rowe Price 2060 Fund
	Value 12/31/20	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/21	Number of Shares 06/30/21	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-53.01%@
Equity Funds-38.15%@
✧✧LVIP SSGA Mid-Cap Index Fund	$ 42,630	$ 59,500	$ —	$ —	$ 7,880	$ 110,010	7,341	$—	$—
✧✧LVIP SSGA S&P 500 Index Fund	364,219	612,000	115,500	(943)	79,869	939,645	33,883	—	—
✧✧LVIP SSGA Small-Cap Index Fund	39,729	57,500	5,000	37	9,080	101,346	2,403	—	—
Fixed Income Fund-1.34%@
✧✧LVIP SSGA Bond Index Fund	14,607	26,000	—	—	(163)	40,444	3,414	—	—
International Equity Fund-13.52%@
✧✧LVIP SSGA International Index Fund	164,780	274,000	48,500	(293)	18,058	408,045	36,158	—	—
Total	$ 625,965	$1,029,000	$ 169,000	$(1,199)	$114,724	$1,599,490		$ —	$ —

@ As a percentage of Net Assets as of June 30, 2021.
✧✧ Standard Class shares.
LVIP T. Rowe Price Target Date Funds–33

LVIP T. Rowe Price Target Date Funds
Notes to Financial Statements (continued)
3. Investments
For the six months ended June 30, 2021, each Fund made purchases and sales of investment securities other than short-term investments as follows:
	LVIP T. Rowe Price 2010 Fund	LVIP T. Rowe Price 2020 Fund	LVIP T. Rowe Price 2030 Fund	LVIP T. Rowe Price 2040 Fund	LVIP T. Rowe Price 2050 Fund	LVIP T. Rowe Price 2060 Fund
Purchases	$ 479,018	$ 2,970,381	$ 9,716,092	$ 3,615,475	$2,616,943	$3,378,899
Sales	2,100,000	12,565,000	12,930,000	10,335,000	3,385,000	1,710,348
At June 30, 2021, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2021, the cost and unrealized appreciation (depreciation) of investments were as follows:
	LVIP T. Rowe Price 2010 Fund	LVIP T. Rowe Price 2020 Fund	LVIP T. Rowe Price 2030 Fund	LVIP T. Rowe Price 2040 Fund	LVIP T. Rowe Price 2050 Fund	LVIP T. Rowe Price 2060 Fund
Cost of investments	$20,746,294	$89,076,656	$128,114,319	$89,953,559	$51,485,709	$2,617,539
Aggregate unrealized appreciation of investments	$ 7,563,578	$36,995,174	$ 68,287,348	$60,871,284	$27,600,851	$ 426,487
Aggregate unrealized depreciation of investments	(89,660)	(358,607)	(572,219)	(196,194)	(49,333)	(1,669)
Net unrealized appreciation of investments	$ 7,473,918	$36,636,567	$ 67,715,129	$60,675,090	$27,551,518	$ 424,818
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Assets and Liabilities are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2021.
U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including each Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP T. Rowe Price Target Date Funds–34

LVIP T. Rowe Price Target Date Funds
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of each Fund's investments by fair value hierarchy levels as of June 30, 2021:
Level 1	LVIP T. Rowe Price 2010 Fund	LVIP T. Rowe Price 2020 Fund	LVIP T. Rowe Price 2030 Fund	LVIP T. Rowe Price 2040 Fund	LVIP T. Rowe Price 2050 Fund	LVIP T. Rowe Price 2060 Fund
Investments:
Assets:
Affiliated Investment Companies	$12,891,217	$ 74,369,339	$100,947,794	$ 78,542,684	$41,549,588	$1,599,490
Unaffiliated Investment Companies	15,328,995	51,343,884	94,881,654	72,085,965	37,487,639	1,442,867
Total Investments	$28,220,212	$125,713,223	$195,829,448	$150,628,649	$79,037,227	$3,042,357
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	LVIP T. Rowe Price 2010 Fund		LVIP T. Rowe Price 2020 Fund		LVIP T. Rowe Price 2030 Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	6/30/21	12/31/20	6/30/21	12/31/20	6/30/21	12/31/20
Shares sold:
Standard Class	101,181	464,982	722,261	3,591,073	1,199,678	3,223,839
Service Class	32,929	81,216	79,944	161,948	139,065	237,883
Shares reinvested:
Standard Class	—	81,043	—	411,110	—	453,353
Service Class	—	27,429	—	79,403	—	98,944
	134,110	654,670	802,205	4,243,534	1,338,743	4,014,019
Shares redeemed:
Standard Class	(183,271)	(772,010)	(1,325,878)	(4,298,924)	(1,253,160)	(3,901,291)
Service Class	(97,248)	(187,837)	(284,010)	(319,335)	(148,145)	(309,598)
	(280,519)	(959,847)	(1,609,888)	(4,618,259)	(1,401,305)	(4,210,889)
Net increase (decrease)	(146,409)	(305,177)	(807,683)	(374,725)	(62,562)	(196,870)

LVIP T. Rowe Price Target Date Funds–35

LVIP T. Rowe Price Target Date Funds
Notes to Financial Statements (continued)
 4. Capital Shares (continued)
	LVIP T. Rowe Price 2040 Fund		LVIP T. Rowe Price 2050 Fund		LVIP T. Rowe Price 2060 Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	5/1/20 * to
	6/30/21	12/31/20	6/30/21	12/31/20	6/30/21	12/31/20
Shares sold:
Standard Class	514,460	1,412,100	359,752	956,476	125,282	77,592
Service Class	100,372	287,156	76,748	193,242	6,700	20,929
Shares reinvested:
Standard Class	—	303,057	—	143,982	—	1,389
Service Class	—	104,193	—	53,324	—	421
	614,832	2,106,506	436,500	1,347,024	131,982	100,331
Shares redeemed:
Standard Class	(901,399)	(1,887,331)	(371,418)	(914,199)	(16,305)	(12,636)
Service Class	(119,394)	(262,062)	(48,526)	(126,588)	(5)	(208)
	(1,020,793)	(2,149,393)	(419,944)	(1,040,787)	(16,310)	(12,844)
Net increase (decrease)	(405,961)	(42,887)	16,556	306,237	115,672	87,487

*	Date of commencement of operations.
5. Line of Credit
The Funds, along with other funds in the Trust (“Participants”), are participants in a $300,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 16, 2022.
The Funds had no amounts outstanding as of June 30, 2021, or at any time during the period then ended.
6. Risk Factors
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds' investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Funds' portfolio investments.
7. Contractual Obligations
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown; however, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of material loss to be remote.
8. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Funds financial statements.
LVIP T. Rowe Price Target Date Funds–36

LVIP T. Rowe Price Target Date Funds
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Funds have established a liquidity risk management program to govern their approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Funds' investment adviser. The Funds' Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting each Fund's compliance with limits on investments in illiquid assets and mitigating the risk that a Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Fund's liquidity and the periodic classification and re-classification of a Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 8-9, 2021, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2020 through December 31, 2020. During the period covered by the report, there was one liquidity event due to an extended Taiwanese foreign holiday in February 2020 that caused the LVIP SSGA Emerging Markets Equity Index Fund to classify its Taiwanese securities as illiquid for one day, which caused the Fund to exceed the 15% limit on illiquid securities on that day. The LVIP SSGA Emerging Markets Equity Index Fund was under the 15% limitation the following business day, and there was no impact on the Funds ability to timely meet redemptions. There were no additional liquidity events that impacted the Funds or their respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Funds' liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to each Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP T. Rowe Price Target Date Funds–37

LVIP T. Rowe Price Growth Stock Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2021

LVIP T. Rowe Price Growth Stock Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP T. Rowe Price Growth Stock Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2021 to June 30, 2021
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021 to June 30, 2021.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/21	Ending Account Value 6/30/21	Annualized Expense Ratio	Expenses Paid During Period 1/1/21 to 6/30/21*
Actual
Standard Class Shares	$1,000.00	$1,153.60	0.66%	$3.52
Service Class Shares	1,000.00	1,152.20	0.91%	4.86
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.50	0.66%	$3.31
Service Class Shares	1,000.00	1,020.30	0.91%	4.56

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP T. Rowe Price Growth Stock Fund–1

LVIP T. Rowe Price Growth Stock Fund
Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)
As of June 30, 2021
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Common Stock	94.50%
Aerospace & Defense	1.46%
Air Freight & Logistics	0.96%
Airlines	0.26%
Auto Components	0.22%
Automobiles	0.70%
Biotechnology	1.20%
Capital Markets	1.52%
Chemicals	0.31%
Commercial Services & Supplies	0.66%
Diversified Financial Services	0.34%
Electrical Equipment	0.41%
Electronic Equipment, Instruments & Components	0.23%
Entertainment	4.34%
Health Care Equipment & Supplies	2.60%
Health Care Providers & Services	2.69%
Hotels, Restaurants & Leisure	3.02%
Industrial Conglomerates	1.19%
Insurance	0.08%
Interactive Media & Services	17.17%
Internet & Direct Marketing Retail	12.14%
IT Services	10.62%
Life Sciences Tools & Services	0.37%
Machinery	0.37%
Metals & Mining	0.04%
Pharmaceuticals	1.83%
Professional Services	0.84%
Road & Rail	0.40%
Semiconductors & Semiconductor Equipment	3.32%
Software	17.28%
Specialty Retail	1.75%
Technology Hardware, Storage & Peripherals	4.77%
Textiles, Apparel & Luxury Goods	1.41%
Convertible Preferred Stocks	5.33%
Money Market Fund	0.46%
Total Investments	100.29%
Liabilities Net of Receivables and Other Assets	(0.29%)
Total Net Assets	100.00%
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
Amazon.com	9.86%
Microsoft	8.51%
Facebook Class A	5.88%
Apple	4.77%
Alphabet Class A	3.69%
Alphabet Class C	3.23%
Visa Class A	2.82%
Mastercard Class A	2.35%
Snap Class A	2.01%
Sea ADR	1.97%
Total	45.09%

ADR–American Depositary Receipt
IT–Information Technology

LVIP T. Rowe Price Growth Stock Fund–2

LVIP T. Rowe Price Growth Stock Fund
Statement of Net Assets
June 30, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–94.50%
Aerospace & Defense–1.46%
†Airbus	104,579	$ 13,447,055
†Teledyne Technologies	36,950	15,475,768
		28,922,823
Air Freight & Logistics–0.96%
FedEx	63,526	18,951,712
		18,951,712
Airlines–0.26%
†Southwest Airlines	96,900	5,144,421
		5,144,421
Auto Components–0.22%
†Aptiv	27,821	4,377,078
		4,377,078
Automobiles–0.70%
Ferrari	67,423	13,892,509
		13,892,509
Biotechnology–1.20%
†Argenx ADR	13,040	3,925,953
†Incyte	65,761	5,532,473
†Vertex Pharmaceuticals	71,187	14,353,435
		23,811,861
Capital Markets–1.52%
MarketAxess Holdings	7,334	3,399,969
MSCI	8,531	4,547,706
S&P Global	32,398	13,297,759
Tradeweb Markets Class A	44,640	3,774,758
†XP Class A	115,528	5,031,244
		30,051,436
Chemicals–0.31%
†Linde	21,423	6,193,389
		6,193,389
Commercial Services & Supplies–0.66%
Cintas	34,179	13,056,378
		13,056,378
Diversified Financial Services–0.34%
†πSofi Technologies	353,723	6,780,870
		6,780,870
Electrical Equipment–0.41%
†Generac Holdings	19,400	8,053,910
		8,053,910
Electronic Equipment, Instruments & Components–0.23%
†Zebra Technologies Class A	8,425	4,460,953
		4,460,953
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Entertainment–4.34%
†Netflix	65,828	$ 34,771,008
†Playtika Holding	34,965	833,566
†ROBLOX Class A	21,141	1,902,267
†Sea ADR	142,393	39,101,118
†Spotify Technology	34,124	9,404,233
		86,012,192
Health Care Equipment & Supplies–2.60%
†Align Technology	3,868	2,363,348
†Intuitive Surgical	28,783	26,469,998
Stryker	87,016	22,600,666
		51,434,012
Health Care Providers & Services–2.69%
Anthem	24,540	9,369,372
Cigna	39,397	9,339,847
HCA Healthcare	74,071	15,313,439
Humana	16,534	7,319,932
UnitedHealth Group	29,814	11,938,718
		53,281,308
Hotels, Restaurants & Leisure–3.02%
†Airbnb Class A	57,098	8,743,988
†Booking Holdings	5,206	11,391,196
†Chipotle Mexican Grill	7,267	11,266,321
†DraftKings Class A	114,144	5,954,892
†Las Vegas Sands	156,607	8,251,623
†Wynn Resorts	116,696	14,271,921
		59,879,941
Industrial Conglomerates–1.19%
Roper Technologies	50,080	23,547,616
		23,547,616
Insurance–0.08%
†Bright Health Group	97,413	1,671,607
		1,671,607
Interactive Media & Services–17.17%
†Alphabet Class A	29,960	73,156,028
†Alphabet Class C	25,533	63,993,869
†Facebook Class A	334,918	116,454,338
†IAC/InterActiveCorp	9,622	1,483,424
†Kuaishou Technology	20,500	514,328
†Match Group	86,465	13,942,481
†Pinterest Class A	143,900	11,360,905
†Snap Class A	584,731	39,843,570
Tencent Holdings	228,100	17,156,782
†Vimeo	46,679	2,287,271
		340,192,996
Internet & Direct Marketing Retail–12.14%
†Alibaba Group Holding ADR	82,722	18,759,695
†Amazon.com	56,790	195,366,686
LVIP T. Rowe Price Growth Stock Fund–3

LVIP T. Rowe Price Growth Stock Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Internet & Direct Marketing Retail (continued)
†Coupang	136,329	$ 5,701,279
†Doordash Class A	53,414	9,525,319
†Farfetch Class A	189,865	9,561,601
=†πMaplebear dba Instacart	598	74,750
=†πMaplebear dba Instacart	11,443	1,430,375
		240,419,705
IT Services–10.62%
†Affirm Holdings	7,701	518,662
†Afterpay	102,745	9,105,427
Fidelity National Information Services	112,239	15,900,899
†Fiserv	169,450	18,112,510
Global Payments	86,254	16,176,075
†Marqeta Class A	35,865	1,006,731
Mastercard Class A	127,563	46,571,976
†MongoDB	23,767	8,592,246
†PayPal Holdings	80,297	23,404,970
†Shopify Class A	6,197	9,053,693
†Snowflake Class A	4,916	1,188,689
†StoneCo Class A	71,445	4,791,102
Visa Class A	239,048	55,894,203
		210,317,183
Life Sciences Tools & Services–0.37%
†Avantor	209,197	7,428,586
		7,428,586
Machinery–0.37%
Cummins	29,709	7,243,351
		7,243,351
Metals & Mining–0.04%
=†πCelonis	2,137	790,241
		790,241
Pharmaceuticals–1.83%
AstraZeneca ADR	188,870	11,313,313
Eli Lilly & Co.	108,392	24,878,132
		36,191,445
Professional Services–0.84%
†Clarivate	132,238	3,640,512
Equifax	7,843	1,878,477
TransUnion	101,435	11,138,577
		16,657,566
Road & Rail–0.40%
†πDidi Global	26,379	1,491,996
Didi Global ADR	124,021	1,753,657
Norfolk Southern	17,504	4,645,737
		7,891,390
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment–3.32%
†Advanced Micro Devices	145,508	$ 13,667,567
ASML Holding	37,174	25,681,286
NVIDIA	16,020	12,817,602
Taiwan Semiconductor Manufacturing ADR	113,637	13,654,622
		65,821,077
Software–17.28%
=†πAnt International Class C	747,330	5,268,677
†Avalara	41,129	6,654,672
†Black Knight	116,500	9,084,670
†Coupa Software	7,465	1,956,651
†Datadog Class A	69,829	7,267,802
=†πEpic Games	6,864	6,074,640
Intuit	77,755	38,113,168
Microsoft	622,574	168,655,297
†Paycom Software	10,570	3,841,878
†salesforce.com	94,018	22,965,777
†ServiceNow	37,294	20,494,918
†Splunk	95,635	13,826,908
=†πStripe Class B	40,238	1,614,550
†πUipath Lockup Shares Class A	202,797	13,776,000
†Workday Class A	21,400	5,109,036
†Zoom Video Communications Class A	45,800	17,725,974
		342,430,618
Specialty Retail–1.75%
†Carvana	25,493	7,694,297
Ross Stores	217,326	26,948,424
		34,642,721
Technology Hardware, Storage & Peripherals–4.77%
Apple	690,546	94,577,180
		94,577,180
Textiles, Apparel & Luxury Goods–1.41%
†Lululemon Athletica	40,216	14,677,633
NIKE Class B	86,132	13,306,533
		27,984,166
Total Common Stock (Cost $721,396,306)		1,872,112,241
CONVERTIBLE PREFERRED STOCKS–5.33%
=†πAurora Innovation Series B	128,840	2,532,577
=†πCelonis Series D	5,578	2,062,689
=†πGm Cruise Holdings Class F	126,000	3,320,100
=†πGm Cruise Holdings Class G	70,430	1,855,830
=†πMagic Leap Series C	47,862	29,196
=†πMagic Leap Series D	43,618	26,607
=†πMaplebear dba Instacart Series A	1,767	220,875

LVIP T. Rowe Price Growth Stock Fund–4

LVIP T. Rowe Price Growth Stock Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
CONVERTIBLE PREFERRED STOCKS (continued)
=†πMaplebear dba Instacart Series G	23,366	$ 2,920,750
=†πMaplebear dba Instacart Series I	3,541	442,625
=†πNuro Series C	189,324	2,471,549
=†πRappi Series E	36,866	2,202,598
=†πRedwood Materials Series C	40,061	1,899,030
=†πRivian Automotive Series D	465,637	32,622,528
=†πRivian Automotive Series E	594,729	41,666,714
=†πRivian Automotive Series F	117,469	8,229,878
=†πSila Nano Series F	35,141	1,450,367
=†πWaymo Series A	17,257	1,582,847
=†πWeWork Companies Series E	11,666	99,855
Total Convertible Preferred Stocks (Cost $39,795,713)		105,636,615

	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–0.46%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 0.03%)	9,115,987	$ 9,115,987
Total Money Market Fund (Cost $9,115,987)		9,115,987

TOTAL INVESTMENTS–100.29% (Cost $770,308,006)	1,986,864,843
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.29%)	(5,715,614)
NET ASSETS APPLICABLE TO 26,790,088 SHARES OUTSTANDING–100.00%	$1,981,149,229
NET ASSET VALUE PER SHARE–LVIP T. ROWE PRICE GROWTH STOCK FUND STANDARD CLASS ($1,490,622,792 / 20,001,018 Shares)	$74.527
NET ASSET VALUE PER SHARE–LVIP T. ROWE PRICE GROWTH STOCK FUND SERVICE CLASS ($490,526,437 / 6,789,070 Shares)	$72.252
COMPONENTS OF NET ASSETS AT JUNE 30, 2021:
Shares of beneficial interest (unlimited authorization–no par)	$ 530,328,903
Distributable earnings/(accumulated loss)	1,450,820,326
TOTAL NET ASSETS	$1,981,149,229

† Non-income producing.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements."
π Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At June 30, 2021, the aggregate value of restricted securities was $142,938,714, which represented 7.21% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

LVIP T. Rowe Price Growth Stock Fund–5

LVIP T. Rowe Price Growth Stock Fund
Statement of Net Assets (continued)
Restricted Securities
Investment	Date of Acquisition	Cost	Value
Ant International Class C	6/7/2018	$ 4,192,521	$ 5,268,677
Aurora Innovation Series B	3/1/2019	1,190,520	2,532,577
Celonis	6/17/2021	790,241	790,241
Celonis Series D	6/17/2021	2,062,689	2,062,689
Didi Global	10/19/2015	723,476	1,491,996
Epic Games	6/18/2020	4,521,540	6,074,640
Gm Cruise Holdings Class F	5/8/2019	2,299,500	3,320,100
Gm Cruise Holdings Class G	1/20/2021	1,855,831	1,855,830
Magic Leap Series C	1/20/2016	1,102,405	29,196
Magic Leap Series D	10/12/2017	1,177,686	26,607
Maplebear dba Instacart Non Voting	8/7/2020	27,708	74,750
Maplebear dba Instacart Series A	11/18/2020	107,809	220,875
Maplebear dba Instacart Series G	7/2/2020	1,123,715	2,920,750
Maplebear dba Instacart Series I	2/25/2021	442,625	442,625
Maplebear dba Instacart	8/7/2020	530,199	1,430,375
Nuro Series C	10/30/2020	2,471,549	2,471,549
Rappi Series E	9/8/2020	2,202,598	2,202,598
Redwood Materials Series C	5/28/2021	1,899,030	1,899,030
Rivian Automotive Series D	12/23/2019	5,002,804	32,622,528
Rivian Automotive Series E	7/10/2020	9,212,352	41,666,714
Rivian Automotive Series F	1/15/2021	4,328,733	8,229,878
Sila Nano Series F	1/7/2021	1,450,367	1,450,367
Sofi Technologies	6/1/2021	3,608,428	6,780,870
Stripe Class B	12/17/2019	631,334	1,614,550
Uipath Lockup Shares Class A	12/11/2020	4,174,894	13,776,000
Waymo Series A	5/8/2020	1,481,810	1,582,847
WeWork Companies Series E	6/23/2015	383,690	99,855
Total		$58,996,054	$142,938,714

★ Includes $5,039,844 payable for securities purchased, $947,174 payable for fund shares redeemed, $95,209 other accrued expenses payable and $1,101,230 due to manager and affiliates as of June 30, 2021.

Summary of Abbreviations:
ADR–American Depositary Receipt
IT–Information Technology
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Growth Stock Fund–6

LVIP T. Rowe Price Growth Stock Fund
Statement of Operations
Six Months Ended June 30, 2021 (unaudited)
INVESTMENT INCOME:
Dividends	$ 3,496,964
Foreign taxes withheld	(42,457)
3,454,507
EXPENSES:
Management fees	5,786,935
Distribution fees-Service Class	570,381
Shareholder servicing fees	268,916
Accounting and administration expenses	161,199
Professional fees	33,126
Trustees’ fees and expenses	20,560
Reports and statements to shareholders	16,977
Custodian fees	15,459
Pricing fees	10,388
Consulting fees	1,665
Other	24,229
6,909,835
Less:
Management fees waived	(177,898)
Total operating expenses	6,731,937
NET INVESTMENT LOSS	(3,277,430)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	146,022,226
Foreign currencies	(12,100)
Net realized gain	146,010,126
Net change in unrealized appreciation (depreciation) of:
Investments	128,082,199
Foreign currencies	(190)
Net change in unrealized appreciation (depreciation)	128,082,009
NET REALIZED AND UNREALIZED GAIN	274,092,135
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$270,814,705
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Growth Stock Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/21 (unaudited)	Year Ended 12/31/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$ (3,277,430)	$ (4,348,753)
Net realized gain	146,010,126	130,919,234
Net change in unrealized appreciation (depreciation)	128,082,009	396,474,099
Net increase in net assets resulting from operations	270,814,705	523,044,580
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(50,474,826)
Service Class	—	(16,065,483)
	—	(66,540,309)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	53,042,368	267,804,537
Service Class	23,032,232	47,761,874
Reinvestment of dividends and distributions:
Standard Class	—	50,474,826
Service Class	—	16,065,483
	76,074,600	382,106,720
Cost of shares redeemed:
Standard Class	(165,421,064)	(444,572,282)
Service Class	(45,011,211)	(111,286,831)
	(210,432,275)	(555,859,113)
Decrease in net assets derived from capital share transactions	(134,357,675)	(173,752,393)
NET INCREASE IN NET ASSETS	136,457,030	282,751,878
NET ASSETS:
Beginning of period	1,844,692,199	1,561,940,321
End of period	$1,981,149,229	$1,844,692,199
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Growth Stock Fund–7

LVIP T. Rowe Price Growth Stock Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP T. Rowe Price Growth Stock Fund Standard Class
	Six Months Ended 6/30/21[1] (unaudited)	Year Ended
		12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$ 64.603	$ 49.150	$ 39.805	$ 43.584	$ 33.206	$ 33.230
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.099)	(0.114)	0.046	0.094	0.083	0.044
Net realized and unrealized gain (loss)	10.023	17.835	12.109	(0.084)	11.105	0.412
Total from investment operations	9.924	17.721	12.155	0.010	11.188	0.456
Less dividends and distributions from:
Net investment income	—	—	(0.034)	(0.082)	(0.095)	(0.033)
Net realized gain	—	(2.268)	(2.776)	(3.707)	(0.715)	(0.443)
Return of capital	—	—	—	—	—	(0.004)
Total dividends and distributions	—	(2.268)	(2.810)	(3.789)	(0.810)	(0.480)
Net asset value, end of period	$ 74.527	$ 64.603	$ 49.150	$ 39.805	$ 43.584	$ 33.206
Total return[3]	15.36%	36.47%	31.06%	(1.12%)	33.69%	1.39%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,490,623	$1,398,314	$1,175,892	$1,000,659	$924,211	$829,032
Ratio of expenses to average net assets	0.66%	0.67%	0.67%	0.68%	0.68%	0.68%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.68%	0.69%	0.69%	0.70%	0.70%	0.69%
Ratio of net investment income (loss) to average net assets	(0.29%)	(0.21%)	0.10%	0.21%	0.21%	0.14%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.31%)	(0.23%)	0.08%	0.19%	0.19%	0.13%
Portfolio turnover	13%	43%	31%	50%	60%	44%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Growth Stock Fund–8

LVIP T. Rowe Price Growth Stock Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP T. Rowe Price Growth Stock Fund Service Class
	Six Months Ended 6/30/21[1] (unaudited)	Year Ended
		12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$ 62.709	$ 47.880	$ 38.905	$ 42.736	$ 32.582	$ 32.662
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.178)	(0.242)	(0.069)	(0.020)	(0.015)	(0.035)
Net realized and unrealized gain (loss)	9.721	17.339	11.820	(0.065)	10.884	0.402
Total from investment operations	9.543	17.097	11.751	(0.085)	10.869	0.367
Less dividends and distributions from:
Net investment income	—	—	—	(0.039)	—	—
Net realized gain	—	(2.268)	(2.776)	(3.707)	(0.715)	(0.443)
Return of capital	—	—	—	—	—	(0.004)
Total dividends and distributions	—	(2.268)	(2.776)	(3.746)	(0.715)	(0.447)
Net asset value, end of period	$ 72.252	$ 62.709	$ 47.880	$ 38.905	$ 42.736	$ 32.582
Total return[3]	15.22%	36.13%	30.73%	(1.37%)	33.36%	1.15%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$490,526	$446,379	$386,048	$316,122	$323,881	$250,162
Ratio of expenses to average net assets	0.91%	0.92%	0.92%	0.93%	0.93%	0.93%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.93%	0.94%	0.94%	0.95%	0.95%	0.94%
Ratio of net investment income (loss) to average net assets	(0.54%)	(0.46%)	(0.15%)	(0.04%)	(0.04%)	(0.11%)
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.56%)	(0.48%)	(0.17%)	(0.06%)	(0.06%)	(0.12%)
Portfolio turnover	13%	43%	31%	50%	60%	44%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Growth Stock Fund–9

LVIP T. Rowe Price Growth Stock Fund
Notes to Financial Statements
June 30, 2021 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 105 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP T. Rowe Price Growth Stock Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”) and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek long-term growth of capital.
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”). Restricted securities are valued at fair value by the Fund's Fair Valuation Committee, using methods approved by the Board, taking into account a review of information, assumptions and sub-adviser recommendations, as applicable.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2021 and for all open tax years (years ended December 31, 2017-December 31, 2020), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2021, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
LVIP T. Rowe Price Growth Stock Fund–10

LVIP T. Rowe Price Growth Stock Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. Commission rebates are included in “Net realized gain (loss) from investments” on the Statement of Operations and totaled $724 for the six months ended June 30, 2021. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.80% of the first $50 million of the Fund's average daily net assets; 0.75% of the next $50 million; 0.70% of the next $150 million; 0.65% of the next $250 million; and 0.60% of the Fund's average daily net assets in excess of $500 million.   LIAC has contractually agreed to waive a portion of its advisory fee. When Fund assets are less than $1 billion, the waiver amount is 0.00%. When Fund assets are greater than $1 billion, the waiver amount is 0.025% of the first $1 billion of average daily net assets of the Fund and 0.0125% of the Fund’s average daily net assets in excess of $1 billion.   The agreement will continue at least through April 30, 2022, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.   The management fee, net of waivers, is calculated daily and paid monthly.
T. Rowe Price Associates, Inc. (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2021, costs for these administrative and legal services were as follows:
Administrative	$55,554
Legal	8,835
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $6,819 for the six months ended June 30, 2021.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The
LVIP T. Rowe Price Growth Stock Fund–11

LVIP T. Rowe Price Growth Stock Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2021, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LIAC	$950,966
Distribution fees payable to LFD	97,822
Printing and mailing fees payable to Lincoln Life	6,819
Shareholder servicing fees payable to Lincoln Life	45,623
The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price.
For the six months ended June 30, 2021, the Fund did not engage in any 17a-7 securities purchases or sales.
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2021, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$235,218,559
Sales	371,596,684
At June 30, 2021, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2021, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$ 770,308,006
Aggregate unrealized appreciation of investments	$1,223,519,168
Aggregate unrealized depreciation of investments	(6,962,331)
Net unrealized appreciation of investments	$1,216,556,837
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2021.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
LVIP T. Rowe Price Growth Stock Fund–12

LVIP T. Rowe Price Growth Stock Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$ 28,922,823	$ —	$ —	$ 28,922,823
Air Freight & Logistics	18,951,712	—	—	18,951,712
Airlines	5,144,421	—	—	5,144,421
Auto Components	4,377,078	—	—	4,377,078
Automobiles	13,892,509	—	—	13,892,509
Biotechnology	23,811,861	—	—	23,811,861
Capital Markets	30,051,436	—	—	30,051,436
Chemicals	6,193,389	—	—	6,193,389
Commercial Services & Supplies	13,056,378	—	—	13,056,378
Diversified Financial Services	—	6,780,870	—	6,780,870
Electrical Equipment	8,053,910	—	—	8,053,910
Electronic Equipment, Instruments & Components	4,460,953	—	—	4,460,953
Entertainment	86,012,192	—	—	86,012,192
Health Care Equipment & Supplies	51,434,012	—	—	51,434,012
Health Care Providers & Services	53,281,308	—	—	53,281,308
Hotels, Restaurants & Leisure	59,879,941	—	—	59,879,941
Industrial Conglomerates	23,547,616	—	—	23,547,616
Insurance	1,671,607	—	—	1,671,607
Interactive Media & Services	340,192,996	—	—	340,192,996
Internet & Direct Marketing Retail	238,914,580	—	1,505,125	240,419,705
IT Services	210,317,183	—	—	210,317,183
Life Sciences Tools & Services	7,428,586	—	—	7,428,586
Machinery	7,243,351	—	—	7,243,351
Metals & Mining	—	—	790,241	790,241
Pharmaceuticals	36,191,445	—	—	36,191,445
Professional Services	16,657,566	—	—	16,657,566
Road & Rail	6,399,394	1,491,996	—	7,891,390
Semiconductors & Semiconductor Equipment	65,821,077	—	—	65,821,077
Software	315,696,751	13,776,000	12,957,867	342,430,618
Specialty Retail	34,642,721	—	—	34,642,721
Technology Hardware, Storage & Peripherals	94,577,180	—	—	94,577,180
Textiles, Apparel & Luxury Goods	27,984,166	—	—	27,984,166
Convertible Preferred Stocks	—	—	105,636,615	105,636,615
Money Market Fund	9,115,987	—	—	9,115,987
Total Investments	$1,843,926,129	$22,048,866	$120,889,848	$1,986,864,843
During the six months ended June 30, 2021, there were no material transfers to or from Level 3 investments.
LVIP T. Rowe Price Growth Stock Fund–13

LVIP T. Rowe Price Growth Stock Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table displays a summary of the valuation techniques and unobservable inputs used to value the Fund’s securities characterized as Level 3 investments for the period ended June 30, 2021.
Asset Type	Fair Value at June 30, 2021	Valuation Technique(s)	Unobservable Input	Range (Average)
Common Stock	$ 15,253,233	Recent Transaction	#	#
			Guaranteed Rate of Return	15% (N/A)
			Segment Based Price to Earnings Multiple (b)	11.5x-36.4x (N/A)
			Segment Based Price to Sales Multiple (b)	12.7x (N/A)
			Whole Company Price to Earnings Multiple (b)	21.3x (N/A)
			Discount for Lack of Marketability (a)	10% (N/A)
Convertible Preferred Stock	$ 105,636,615	Recent Transaction	#	#
			Conversion Percentage	82.7% (N/A)
			Discount for Lack of Marketability (a)	5% (N/A)
			Deal Uncertainty Discount (a)	5-10% (N/A)
			Capital Conversion Reference Point	$55 Billion
Total	$120,889,848
# No quantitative unobservable inputs significant to the valuation technique were created by the fund’s management.
(a) Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.
(b) Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the investments.
Significant fluctuations of the unobservable inputs applied to portfolio securities characterized as Level 3 investments could be expected to significantly increase or decrease the fair value of the Fund's securities.
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:
	Common Stock	Convertible Preferred Stock	Total
Balance as of 12/31/20	$ 6,325,296	$ 59,311,352	$ 65,636,648
Reclassifications	—	—	—
Purchases	2,431,032	14,510,823	16,941,855
Sales	(141,744)	(12,458,550)	(12,600,294)
Transfer In	—	7,803,585	7,803,585
Transfer Out	(7,803,585)	—	(7,803,585)
Accretion/(amortization)	—	—	—
Net realized gain (loss)	19	(61,552)	(61,533)
Net change in unrealized appreciation (depreciation)	14,442,215	36,530,957	50,973,172
Balance as of 06/30/21	$15,253,233	$105,636,615	$120,889,848
Net change in unrealized appreciation (depreciation) from Level 3 investments still held as of 06/30/21	$ 5,747,157	$ 60,335,337	$ 66,082,494
LVIP T. Rowe Price Growth Stock Fund–14

LVIP T. Rowe Price Growth Stock Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/21	12/31/20
Shares sold:
Standard Class	782,125	5,250,853
Service Class	351,293	913,738
Shares reinvested:
Standard Class	—	844,066
Service Class	—	276,228
	1,133,418	7,284,885
Shares redeemed:
Standard Class	(2,425,656)	(8,374,884)
Service Class	(680,463)	(2,134,467)
	(3,106,119)	(10,509,351)
Net decrease	(1,972,701)	(3,224,466)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $300,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 16, 2022.
The Fund had no amounts outstanding as of June 30, 2021, or at any time during the period then ended.
6. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities.   Restricted securities are valued pursuant to the security valuation procedures noted in Note 1.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
LVIP T. Rowe Price Growth Stock Fund–15

LVIP T. Rowe Price Growth Stock Fund
Notes to Financial Statements (continued)
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP T. Rowe Price Growth Stock Fund–16

LVIP T. Rowe Price Growth Stock Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 8-9, 2021, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2020 through December 31, 2020. During the period covered by the report, there was one liquidity event due to an extended Taiwanese foreign holiday in February 2020 that caused the LVIP SSGA Emerging Markets Equity Index Fund to classify its Taiwanese securities as illiquid for one day, which caused the Fund to exceed the 15% limit on illiquid securities on that day. The LVIP SSGA Emerging Markets Equity Index Fund was under the 15% limitation the following business day, and there was no impact on the Fund ability to timely meet redemptions. There were no additional liquidity events that impacted the Fund or its respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP T. Rowe Price Growth Stock Fund–17

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2021

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2021 to June 30, 2021
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021 to June 30, 2021.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/21	Ending Account Value 6/30/21	Annualized Expense Ratio	Expenses Paid During Period 1/1/21 to 6/30/21*
Actual
Standard Class Shares	$1,000.00	$1,094.40	0.71%	$3.69
Service Class Shares	1,000.00	1,093.10	0.96%	4.98
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.30	0.71%	$3.56
Service Class Shares	1,000.00	1,020.00	0.96%	4.81

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–1

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)
As of June 30, 2021
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Common Stock	99.04%
Aerospace & Defense	0.61%
Air Freight & Logistics	0.12%
Airlines	0.33%
Auto Components	0.22%
Banks	0.23%
Beverages	0.86%
Biotechnology	6.07%
Building Products	0.77%
Capital Markets	2.30%
Chemicals	0.95%
Commercial Services & Supplies	2.84%
Communications Equipment	0.19%
Construction & Engineering	0.12%
Construction Materials	0.22%
Containers & Packaging	0.73%
Distributors	0.12%
Diversified Consumer Services	0.50%
Electrical Equipment	1.54%
Electronic Equipment, Instruments & Components	3.04%
Entertainment	3.29%
Equity Real Estate Investment Trusts	1.06%
Food & Staples Retailing	0.08%
Food Products	1.12%
Health Care Equipment & Supplies	6.40%
Health Care Providers & Services	2.44%
Health Care Technology	1.57%
Hotels, Restaurants & Leisure	3.79%
Household Durables	0.36%
Household Products	0.46%
Insurance	0.33%
Interactive Media & Services	3.20%
Internet & Direct Marketing Retail	1.57%
IT Services	7.39%
Life Sciences Tools & Services	3.58%
Machinery	0.80%
Media	1.25%
Metals & Mining	0.16%
Multiline Retail	0.73%
Multi-Utilities	0.03%
Oil, Gas & Consumable Fuels	0.95%
Pharmaceuticals	0.66%
Professional Services	3.70%
Road & Rail	0.64%
Semiconductors & Semiconductor Equipment	5.79%
Software	19.14%
Security Type/Sector	Percentage of Net Assets
Specialty Retail	5.11%
Technology Hardware, Storage & Peripherals	0.06%
Textiles, Apparel & Luxury Goods	1.21%
Trading Companies & Distributors	0.41%
Convertible Preferred Stocks	0.81%
Future Purchase Commitment	0.13%
Money Market Fund	0.24%
Total Investments	100.22%
Liabilities Net of Receivables and Other Assets	(0.22%)
Total Net Assets	100.00%
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
McKesson	1.38%
DocuSign	1.37%
Chipotle Mexican Grill	1.33%
Roku	1.29%
Veeva Systems Class A	1.27%
Lululemon Athletica	1.21%
Cadence Design Systems	1.19%
Fortinet	1.14%
Match Group	1.13%
Spotify Technology	1.09%
Total	12.40%

IT–Information Technology

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–2

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Statement of Net Assets
June 30, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–99.04%
Aerospace & Defense–0.61%
BWX Technologies	23,200	$ 1,348,384
†Hexcel	25,000	1,560,000
Huntington Ingalls Industries	5,400	1,138,050
†TransDigm Group	6,500	4,207,385
		8,253,819
Air Freight & Logistics–0.12%
Expeditors International of Washington	12,800	1,620,480
		1,620,480
Airlines–0.33%
†Alaska Air Group	35,800	2,159,098
†Southwest Airlines	43,800	2,325,342
		4,484,440
Auto Components–0.22%
†Aptiv	19,000	2,989,270
		2,989,270
Banks–0.23%
First Republic Bank	8,700	1,628,379
†SVB Financial Group	2,754	1,532,408
		3,160,787
Beverages–0.86%
†Boston Beer Class A	4,385	4,476,208
Brown-Forman Class B	69,255	5,189,970
Constellation Brands Class A	8,300	1,941,287
		11,607,465
Biotechnology–6.07%
†ACADIA Pharmaceuticals	47,200	1,151,208
†Acceleron Pharma	26,600	3,338,034
†Agios Pharmaceuticals	21,200	1,168,332
†Alnylam Pharmaceuticals	39,895	6,763,000
†Argenx ADR	12,737	3,834,729
†Ascendis Pharma ADR	13,336	1,754,351
†BioMarin Pharmaceutical	45,600	3,804,864
†BioNTech ADR	33,000	7,388,040
†Blueprint Medicines	23,300	2,049,468
†CRISPR Therapeutics	9,600	1,554,144
†Denali Therapeutics	17,909	1,404,782
†Exact Sciences	58,754	7,303,710
†Exelixis	102,700	1,871,194
†Fate Therapeutics	14,000	1,215,060
†Genmab Sponsored ADR	134,600	5,495,718
†Horizon Therapeutics	36,500	3,417,860
†Incyte	81,400	6,848,182
†Ionis Pharmaceuticals	27,500	1,096,975
†Kodiak Sciences	10,494	975,942
†Mirati Therapeutics	5,500	888,415
†Natera	23,100	2,622,543
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Neurocrine Biosciences	39,117	$ 3,806,866
†Seagen	51,831	8,183,078
†TG Therapeutics	24,321	943,412
†Ultragenyx Pharmaceutical	17,804	1,697,611
†United Therapeutics	7,500	1,345,575
		81,923,093
Building Products–0.77%
Allegion	12,000	1,671,600
AO Smith	20,100	1,448,406
Fortune Brands Home & Security	30,683	3,056,334
Trane Technologies	22,611	4,163,589
		10,339,929
Capital Markets–2.30%
Cboe Global Markets	12,667	1,508,006
FactSet Research Systems	3,650	1,224,977
MarketAxess Holdings	20,963	9,718,237
MSCI	22,000	11,727,760
Nasdaq	7,500	1,318,500
Tradeweb Markets Class A	65,137	5,507,985
		31,005,465
Chemicals–0.95%
Albemarle	8,500	1,431,910
CF Industries Holdings	26,100	1,342,845
PPG Industries	38,100	6,468,237
RPM International	40,900	3,627,012
		12,870,004
Commercial Services & Supplies–2.84%
Cintas	28,300	10,810,600
†Copart	86,600	11,416,478
†IAA	63,454	3,460,781
Republic Services	46,900	5,159,469
Ritchie Bros Auctioneers	17,400	1,031,472
Rollins	32,030	1,095,426
Waste Connections	44,693	5,337,685
		38,311,911
Communications Equipment–0.19%
Motorola Solutions	11,968	2,595,261
		2,595,261
Construction & Engineering–0.12%
Valmont Industries	6,800	1,605,140
		1,605,140
Construction Materials–0.22%
Vulcan Materials	16,918	2,944,916
		2,944,916
LVIP T. Rowe Price Structured Mid-Cap Growth Fund–3

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Containers & Packaging–0.73%
Avery Dennison	15,600	$ 3,279,744
Ball	62,873	5,093,970
Sealed Air	25,100	1,487,175
		9,860,889
Distributors–0.12%
Pool	3,600	1,651,176
		1,651,176
Diversified Consumer Services–0.50%
†Bright Horizons Family Solutions	24,100	3,545,351
†Grand Canyon Education	10,900	980,673
Service Corp International	22,100	1,184,339
†Terminix Global Holdings	22,500	1,073,475
		6,783,838
Electrical Equipment–1.54%
AMETEK	10,325	1,378,388
†Generac Holdings	26,000	10,793,900
Hubbell	7,200	1,345,248
Rockwell Automation	20,500	5,863,410
†Shoals Technologies Group Class A	39,991	1,419,680
		20,800,626
Electronic Equipment, Instruments & Components–3.04%
Amphenol Class A	161,500	11,048,215
CDW	59,100	10,321,815
Cognex	46,050	3,870,503
†IPG Photonics	5,500	1,159,235
†Keysight Technologies	23,262	3,591,885
Littelfuse	4,400	1,121,076
†Zebra Technologies Class A	18,700	9,901,463
		41,014,192
Entertainment–3.29%
Electronic Arts	14,900	2,143,067
†Roku	38,000	17,451,500
†Spotify Technology	53,300	14,688,947
†Take-Two Interactive Software	21,600	3,823,632
†Zynga Class A	600,315	6,381,348
		44,488,494
Equity Real Estate Investment Trusts–1.06%
Alexandria Real Estate Equities	13,800	2,510,772
CubeSmart	108,000	5,002,560
Equity LifeStyle Properties	74,800	5,558,388
SBA Communications	4,000	1,274,800
		14,346,520
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food & Staples Retailing–0.08%
Casey's General Stores	5,800	$ 1,128,912
		1,128,912
Food Products–1.12%
†Darling Ingredients	47,300	3,192,750
Hershey	46,200	8,047,116
McCormick & Co.	29,500	2,605,440
Tyson Foods Class A	17,200	1,268,672
		15,113,978
Health Care Equipment & Supplies–6.40%
†ABIOMED	16,200	5,056,182
†Align Technology	18,700	11,425,700
Cooper	10,800	4,279,716
†DexCom	13,100	5,593,700
†Hologic	87,200	5,817,984
†ICU Medical	4,957	1,020,151
†IDEXX Laboratories	19,500	12,315,225
†Novocure	43,700	9,693,534
†Ortho Clinical Diagnostics Holdings	71,249	1,525,441
†Penumbra	17,300	4,741,238
†Quidel	11,000	1,409,320
ResMed	28,100	6,927,212
†Shockwave Medical	6,900	1,309,137
STERIS	10,650	2,197,095
Teleflex	12,200	4,901,838
West Pharmaceutical Services	22,800	8,187,480
		86,400,953
Health Care Providers & Services–2.44%
†Acadia Healthcare	20,388	1,279,347
†Agilon Health	44,261	1,795,669
†Amedisys	16,300	3,992,359
†Centene	20,876	1,522,486
†DaVita	12,900	1,553,547
McKesson	97,349	18,617,023
†Molina Healthcare	16,400	4,150,184
		32,910,615
Health Care Technology–1.57%
†Multiplan	156,600	1,490,832
†Teladoc Health	14,958	2,487,366
†Veeva Systems Class A	55,208	17,166,927
		21,145,125
Hotels, Restaurants & Leisure–3.79%
†Chipotle Mexican Grill	11,600	17,983,944
Domino's Pizza	20,100	9,376,449
†Hilton Worldwide Holdings	45,600	5,500,272
MGM Resorts International	212,300	9,054,595
Papa John's International	11,900	1,242,836

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–4

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
Restaurant Brands International	27,004	$ 1,740,138
†Wynn Resorts	24,300	2,971,890
Yum China Holdings	26,800	1,775,500
Yum! Brands	13,500	1,552,905
		51,198,529
Household Durables–0.36%
†NVR	990	4,923,567
		4,923,567
Household Products–0.46%
Church & Dwight	41,700	3,553,674
Clorox	14,400	2,590,704
		6,144,378
Insurance–0.33%
Assurant	9,600	1,499,328
†Bright Health Group	55,677	955,418
†Selectquote	105,078	2,023,802
		4,478,548
Interactive Media & Services–3.20%
†Bumble Class A	43,015	2,477,664
†IAC/InterActiveCorp	30,900	4,763,853
†Match Group	94,967	15,313,429
†Pinterest Class A	147,300	11,629,335
†Snap Class A	40,175	2,737,524
†Vimeo	104,468	5,118,932
†ZoomInfo Technologies Class A	22,742	1,186,450
		43,227,187
Internet & Direct Marketing Retail–1.57%
†Chewy Class A	38,327	3,055,045
†Etsy	50,300	10,353,752
=†πJand Class A	2,402	58,922
†Wayfair Class A	24,700	7,798,037
		21,265,756
IT Services–7.39%
†Affirm Holdings	11,525	776,209
†Akamai Technologies	44,000	5,130,400
Broadridge Financial Solutions	45,600	7,365,768
†EPAM Systems	23,400	11,956,464
†Euronet Worldwide	13,400	1,813,690
†FleetCor Technologies	37,600	9,627,856
†Gartner	27,900	6,757,380
Genpact	40,600	1,844,458
=†πGitlab Class B	28,719	1,148,760
†GoDaddy Class A	70,900	6,165,464
†MongoDB	19,700	7,121,944
†Okta	54,400	13,310,592
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
IT Services (continued)
Paychex	23,100	$ 2,478,630
†Squarespace Class A	4,902	291,228
†StoneCo Class A	75,351	5,053,038
†Twilio Class A	28,500	11,233,560
†VeriSign	16,700	3,802,423
†WEX	8,800	1,706,320
†Wix.com	7,829	2,272,602
		99,856,786
Life Sciences Tools & Services–3.58%
†Adaptive Biotechnologies	44,394	1,813,939
Agilent Technologies	37,000	5,468,970
†Avantor	239,733	8,512,919
†Bio-Rad Laboratories Class A	9,700	6,249,613
Bruker	21,400	1,625,972
†IQVIA Holdings	19,220	4,657,390
†Mettler-Toledo International	6,700	9,281,778
†Pacific Biosciences of California	41,200	1,440,764
†Repligen	46,622	9,306,684
		48,358,029
Machinery–0.80%
Graco	15,200	1,150,640
IDEX	5,825	1,281,791
†Middleby	8,236	1,426,970
Otis Worldwide	26,400	2,158,728
PACCAR	20,300	1,811,775
Toro	13,100	1,439,428
Woodward	12,000	1,474,560
		10,743,892
Media–1.25%
†Altice USA Class A	133,964	4,573,531
Cable One	6,425	12,289,804
		16,863,335
Metals & Mining–0.16%
Kirkland Lake Gold	25,700	990,221
Steel Dynamics	20,500	1,221,800
		2,212,021
Multiline Retail–0.73%
†Dollar Tree	30,600	3,044,700
†Ollie's Bargain Outlet Holdings	80,400	6,764,052
		9,808,752
Multi-Utilities–0.03%
†Legalzoom.com	8,943	338,493
		338,493
Oil, Gas & Consumable Fuels–0.95%
Devon Energy	183,500	5,356,365

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–5

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
Pioneer Natural Resources	32,400	$ 5,265,648
=†πVenture Global LNG Series B	36	165,243
=†πVenture Global LNG Series C	455	2,088,491
		12,875,747
Pharmaceuticals–0.66%
†Catalent	52,969	5,727,008
†Elanco Animal Health	63,118	2,189,564
Royalty Pharma Class A	25,480	1,044,425
		8,960,997
Professional Services–3.70%
Booz Allen Hamilton Holding	57,220	4,874,000
†Clarivate	42,742	1,176,687
†CoStar Group	174,000	14,410,680
Equifax	35,000	8,382,850
Leidos Holdings	20,800	2,102,880
TransUnion	65,200	7,159,612
†Upwork	46,700	2,722,143
Verisk Analytics	52,096	9,102,213
=†πWeWork Companies Class A	877	7,507
		49,938,572
Road & Rail–0.64%
JB Hunt Transport Services	7,600	1,238,420
Landstar System	8,000	1,264,160
Old Dominion Freight Line	24,400	6,192,720
		8,695,300
Semiconductors & Semiconductor Equipment–5.79%
†Enphase Energy	50,700	9,310,041
Entegris	86,600	10,649,202
KLA	31,600	10,245,036
†Lattice Semiconductor	29,000	1,629,220
Marvell Technology	48,511	2,829,646
Microchip Technology	91,432	13,691,028
MKS Instruments	8,000	1,423,600
Monolithic Power Systems	25,800	9,635,010
†ON Semiconductor	88,500	3,387,780
†Silicon Laboratories	9,300	1,425,225
Skyworks Solutions	28,900	5,541,575
Teradyne	62,900	8,426,084
		78,193,447
Software–19.14%
†Anaplan	77,800	4,146,740
†ANSYS	19,000	6,594,140
†Aspen Technology	25,587	3,519,236
†Avalara	38,400	6,213,120
Bentley Systems Class B	23,050	1,493,179
†Bill.Com Holdings	38,600	7,070,748
†Black Knight	66,099	5,154,400
†Cadence Design Systems	117,700	16,103,714
†Ceridian HCM Holding	43,221	4,145,758
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
Citrix Systems	19,600	$ 2,298,492
†Confluent Class A	16,403	779,143
†Coupa Software	33,069	8,667,716
†Crowdstrike Holdings Class A	50,395	12,664,767
=†πDatabricks	9,712	1,722,597
†Datadog Class A	78,918	8,213,785
†DocuSign	66,413	18,567,082
†DoubleVerify Holdings	33,800	1,431,092
†Dynatrace	40,988	2,394,519
†Five9	31,218	5,725,069
†Fortinet	64,700	15,410,893
†Guidewire Software	10,400	1,172,288
†HubSpot	21,400	12,470,208
†Manhattan Associates	34,300	4,968,012
†Monday.com	2,879	643,716
†nCino	60,767	3,641,159
†Palo Alto Networks	38,200	14,174,110
†Paycom Software	26,150	9,504,741
†Paylocity Holding	27,400	5,227,920
†Procore Technologies	5,105	484,720
†πProcore Technologies Lockup Shares	9,069	861,102
†PTC	49,051	6,928,944
†Qualtrics International Class A	55,749	2,132,399
†RingCentral Class A	27,600	8,020,008
†Sentinelon Class A	22,592	960,160
†Smartsheet Class A	60,100	4,346,432
†Splunk	23,300	3,368,714
SS&C Technologies Holdings	41,700	3,004,902
†Synopsys	43,600	12,024,444
=†πTanium Class B	26,961	307,226
†Trade Desk Class A	162,000	12,532,320
†Tyler Technologies	15,600	7,056,972
†UiPath Class A	2,656	180,422
†πUipath Lockup Shares Class A	76,300	5,183,059
†Workiva	14,100	1,569,753
†Zendesk	37,419	5,401,058
		258,480,979
Specialty Retail–5.11%
†AutoZone	5,818	8,681,736
†Burlington Stores	25,300	8,146,347
†CarMax	34,600	4,468,590
†Carvana	18,800	5,674,216
†Five Below	22,000	4,251,940
†O'Reilly Automotive	21,000	11,890,410
†RH	3,800	2,580,200
Ross Stores	14,600	1,810,400
Tractor Supply	59,600	11,089,176
†Ulta Beauty	20,774	7,183,026
Williams-Sonoma	19,900	3,177,035
		68,953,076

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–6

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Technology Hardware, Storage & Peripherals–0.06%
†Pure Storage Class A	41,615	$ 812,741
		812,741
Textiles, Apparel & Luxury Goods–1.21%
†Lululemon Athletica	44,700	16,314,159
		16,314,159
Trading Companies & Distributors–0.41%
Fastenal	21,800	1,133,600
†United Rentals	9,400	2,998,694
Watsco	4,700	1,347,208
		5,479,502
Total Common Stock (Cost $735,798,622)		1,337,481,091
CONVERTIBLE PREFERRED STOCKS–0.81%
=†πCaris Life Series D	107,248	868,709
=†πDatabricks Series F	20,628	3,658,745
=†πDatabricks Series G	2,233	396,063
=†πDatarobot Series G	43,773	1,197,647
=†πJand Series AA	4,972	121,966
=†πJand Series B	7	172
=†πRappi Series E	27,648	1,651,858
=†πTanium Series G	234,645	2,673,827
	Number of Shares	Value (U.S. $)
CONVERTIBLE PREFERRED STOCKS (continued)
=†πWeWork Companies Series D1	27,915	$ 238,937
=†πWeWork Companies Series D2	21,933	187,734
Total Convertible Preferred Stocks (Cost $7,117,425)		10,995,658
FUTURE PURCHASE COMMITMENT–0.13%
Diversified Financial Services–0.13%
=†π@Spac Dgnr	40,350	361,698
=†π@Spac Grsv	144,853	1,316,714
		1,678,412
Total Future Purchase Commitment (Cost $1,852,030)		1,678,412

MONEY MARKET FUND–0.24%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 0.03%)	3,249,671	3,249,671
Total Money Market Fund (Cost $3,249,671)		3,249,671

TOTAL INVESTMENTS–100.22% (Cost $748,017,748)	1,353,404,832
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.22%)	(2,988,893)
NET ASSETS APPLICABLE TO 34,219,841 SHARES OUTSTANDING–100.00%	$1,350,415,939
NET ASSET VALUE PER SHARE–LVIP T. ROWE PRICE STRUCTURED MID-CAP GROWTH FUND STANDARD CLASS ($903,195,264 / 22,512,883 Shares)	$40.119
NET ASSET VALUE PER SHARE–LVIP T. ROWE PRICE STRUCTURED MID-CAP GROWTH FUND SERVICE CLASS ($447,220,675 / 11,706,958 Shares)	$38.201
COMPONENTS OF NET ASSETS AT JUNE 30, 2021:
Shares of beneficial interest (unlimited authorization–no par)	$ 521,773,521
Distributable earnings/(accumulated loss)	828,642,418
TOTAL NET ASSETS	$1,350,415,939

† Non-income producing.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements."
@ Represents an unfunded subscription agreement in a private investment in a public entity.
π Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At June 30, 2021, the aggregate value of restricted securities was $24,216,977, which represented 1.79% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–7

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Statement of Net Assets (continued)
Restricted Securities
Investment	Date of Acquisition	Cost	Value
Caris Life Series D	5/11/2021	$ 868,709	$ 868,709
Databricks	7/24/2020	466,419	1,722,597
Databricks Series F	10/22/2019	885,940	3,658,745
Databricks Series G	1/29/2021	396,063	396,063
Datarobot Series G	6/11/2021	1,197,647	1,197,647
Gitlab Class B	12/15/2020	1,157,376	1,148,760
Jand Class A	11/19/2020	59,047	58,922
Jand Series AA	11/19/2020	122,159	121,966
Jand Series B	11/19/2020	172	172
Procore Technologies Lockup Shares	12/9/2020	489,688	861,102
Rappi Series E	9/8/2020	1,651,858	1,651,858
Spac Dgnr	3/15/2021	403,500	361,698
Spac Grsv	3/15/2021	1,448,530	1,316,714
Tanium Class B	9/24/2020	307,226	307,226
Tanium Series G	8/16/2015	1,164,848	2,673,827
Uipath Lockup Shares Class A	4/26/2019	1,295,784	5,183,059
Venture Global LNG Series B	3/8/2018	108,720	165,243
Venture Global LNG Series C	10/16/2017	1,693,275	2,088,491
WeWork Companies Class A	12/9/2014	12,428	7,507
WeWork Companies Series D1	12/9/2014	464,818	238,937
WeWork Companies Series D2	12/9/2014	365,211	187,734
Total		$14,559,418	$24,216,977

★ Includes $22,553,389 payable for securities purchased, $605,736 payable for fund shares redeemed, $54,475 other accrued expenses payable and $824,270 due to manager and affiliates as of June 30, 2021.

Summary of Abbreviations:
ADR–American Depositary Receipt
IT–Information Technology
LNG–Liquefied Natural Gas
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Structured Mid-Cap Growth Fund–8

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Statement of Operations
Six Months Ended June 30, 2021 (unaudited)
INVESTMENT INCOME:
Dividends	$ 1,929,158
Foreign taxes withheld	(6,490)
1,922,668
EXPENSES:
Management fees	4,179,912
Distribution fees-Service Class	522,123
Shareholder servicing fees	179,851
Accounting and administration expenses	108,010
Professional fees	26,149
Trustees’ fees and expenses	13,373
Reports and statements to shareholders	11,282
Custodian fees	8,701
Pricing fees	2,515
Consulting fees	1,456
Other	14,927
5,068,299
Less:
Management fees waived	(124,129)
Total operating expenses	4,944,170
NET INVESTMENT LOSS	(3,021,502)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	70,882,566
Foreign currencies	(3)
Net realized gain	70,882,563
Net change in unrealized appreciation (depreciation) of investments	48,022,198
NET REALIZED AND UNREALIZED GAIN	118,904,761
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$115,883,259
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/21 (unaudited)	Year Ended 12/31/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$ (3,021,502)	$ (1,257,060)
Net realized gain	70,882,563	172,905,511
Net change in unrealized appreciation (depreciation)	48,022,198	133,377,643
Net increase in net assets resulting from operations	115,883,259	305,026,094
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(44,594,447)
Service Class	—	(23,491,091)
	—	(68,085,538)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	98,749,665	103,090,351
Service Class	37,209,126	60,717,785
Reinvestment of dividends and distributions:
Standard Class	—	44,594,447
Service Class	—	23,491,091
	135,958,791	231,893,674
Cost of shares redeemed:
Standard Class	(59,466,913)	(207,676,535)
Service Class	(38,239,504)	(75,790,389)
	(97,706,417)	(283,466,924)
Increase (decrease) in net assets derived from capital share transactions	38,252,374	(51,573,250)
NET INCREASE IN NET ASSETS	154,135,633	185,367,306
NET ASSETS:
Beginning of period	1,196,280,306	1,010,913,000
End of period	$1,350,415,939	$1,196,280,306
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Structured Mid-Cap Growth Fund–9

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP T. Rowe Price Structured Mid-Cap Growth Fund Standard Class
	Six Months Ended 6/30/21[1] (unaudited)	Year Ended
		12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$ 36.647	$ 29.717	$ 23.259	$ 25.969	$ 21.510	$ 21.097
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.075)	(0.012)	0.058	0.094	0.035	0.048
Net realized and unrealized gain (loss)	3.547	9.016	8.512	(0.608)	5.236	1.526
Total from investment operations	3.472	9.004	8.570	(0.514)	5.271	1.574
Less dividends and distributions from:
Net investment income	—	—	(0.047)	(0.099)	(0.049)	(0.062)
Net realized gain	—	(2.074)	(2.065)	(2.097)	(0.763)	(1.099)
Total dividends and distributions	—	(2.074)	(2.112)	(2.196)	(0.812)	(1.161)
Net asset value, end of period	$ 40.119	$ 36.647	$ 29.717	$ 23.259	$ 25.969	$ 21.510
Total return[3]	9.44%	31.69%	37.40%	(3.08%)	24.74%	7.56%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$903,195	$786,921	$688,038	$547,099	$639,333	$536,444
Ratio of expenses to average net assets	0.71%	0.73%	0.74%	0.76%	0.76%	0.75%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.73%	0.74%	0.75%	0.76%	0.76%	0.75%
Ratio of net investment income (loss) to average net assets	(0.40%)	(0.04%)	0.21%	0.34%	0.15%	0.23%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.42%)	(0.05%)	0.20%	0.34%	0.15%	0.23%
Portfolio turnover	20%	53%	19%	24%	28%	26%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Structured Mid-Cap Growth Fund–10

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP T. Rowe Price Structured Mid-Cap Growth Fund Service Class
	Six Months Ended 6/30/21[1] (unaudited)	Year Ended
		12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$ 34.939	$ 28.489	$ 22.385	$ 25.068	$ 20.799	$ 20.440
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.117)	(0.085)	(0.012)	0.025	(0.024)	(0.004)
Net realized and unrealized gain (loss)	3.379	8.609	8.181	(0.571)	5.056	1.473
Total from investment operations	3.262	8.524	8.169	(0.546)	5.032	1.469
Less dividends and distributions from:
Net investment income	—	—	—	(0.040)	—	(0.011)
Net realized gain	—	(2.074)	(2.065)	(2.097)	(0.763)	(1.099)
Total dividends and distributions	—	(2.074)	(2.065)	(2.137)	(0.763)	(1.110)
Net asset value, end of period	$ 38.201	$ 34.939	$ 28.489	$ 22.385	$ 25.068	$ 20.799
Total return[3]	9.31%	31.37%	37.06%	(3.31%)	24.44%	7.29%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$447,221	$409,360	$322,875	$209,406	$191,303	$138,630
Ratio of expenses to average net assets	0.96%	0.98%	0.99%	1.01%	1.01%	1.00%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.98%	0.99%	1.00%	1.01%	1.01%	1.00%
Ratio of net investment income (loss) to average net assets	(0.65%)	(0.29%)	(0.04%)	0.09%	(0.10%)	(0.02%)
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.67%)	(0.30%)	(0.05%)	0.09%	(0.10%)	(0.02%)
Portfolio turnover	20%	53%	19%	24%	28%	26%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Structured Mid-Cap Growth Fund–11

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Notes to Financial Statements
June 30, 2021 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 105 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP T. Rowe Price Structured Mid-Cap Growth Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to maximize the value of your shares (capital appreciation).
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”). Restricted securities are valued at fair value by the Fund's Fair Valuation Committee, using methods approved by the Board, taking into account a review of information, assumptions and sub-adviser recommendations, as applicable.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2021 and for all open tax years (years ended December 31, 2017-December 31, 2020), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2021, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
LVIP T. Rowe Price Structured Mid-Cap Growth Fund–12

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Special Purpose Acquisition Companies – Special purpose acquisition companies (“SPACs”) are collective investment structures that allow for private investments in public equity investments (“PIPE”). SPACs, sometimes referred to “blank-check” companies, do not have an operating history but conduct an initial public offering (“IPO”) the proceeds of which are held in a trust account and used to finance an acquisition of a business or assets. Following the IPO but prior to finalizing the merger or purchase agreement, the SPAC often will raise additional capital through committed debt or equity financing, the latter of which is often structured as a PIPE commitment. Purchased PIPE shares will be restricted from trading until the registration statement for the shares is declared effective. Upon registration, the shares can be freely sold; however, in certain circumstances, the issuer may have the right to temporarily suspend trading of the shares in the first year after the merger. The securities issued by a SPAC, which are typically traded in the over-the-counter market, may be considered illiquid, more difficult to value, and/or be subject to restrictions on resale. The LVIP T. Rowe Price Structured Mid-Cap Growth Fund had contingent commitments outstanding of approximately $1,678,412 to purchase PIPE shares as of June 30, 2021.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2021.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.75% of the first $200 million of the Fund’s average daily net assets; 0.70% of the next $200 million; and 0.65% of the Fund’s average daily net assets in excess of $400 million.   LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.05% of the Fund’s average daily net assets in excess of $750 million.   The agreement will continue at least through April 30, 2022, and cannot be terminated before that date without the mutual agreement of the Trust’s Board and LIAC.   The management fee, net of waivers, is calculated daily and paid monthly.
T. Rowe Price (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2021, costs for these administrative and legal services were as follows:
Administrative	$36,834
Legal	5,858
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
LVIP T. Rowe Price Structured Mid-Cap Growth Fund–13

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $4,573 for the six months ended June 30, 2021.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2021, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LIAC	$699,685
Distribution fees payable to LFD	88,877
Printing and mailing fees payable to Lincoln Life	4,572
Shareholder servicing fees payable to Lincoln Life	31,136
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2021, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$289,755,972
Sales	254,718,276
At June 30, 2021, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2021, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$748,017,748
Aggregate unrealized appreciation of investments	$610,769,166
Aggregate unrealized depreciation of investments	(5,382,082)
Net unrealized appreciation of investments	$605,387,084
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2021.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
LVIP T. Rowe Price Structured Mid-Cap Growth Fund–14

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP T. Rowe Price Structured Mid-Cap Growth Fund–15

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$ 8,253,819	$ —	$ —	$ 8,253,819
Air Freight & Logistics	1,620,480	—	—	1,620,480
Airlines	4,484,440	—	—	4,484,440
Auto Components	2,989,270	—	—	2,989,270
Banks	3,160,787	—	—	3,160,787
Beverages	11,607,465	—	—	11,607,465
Biotechnology	81,923,093	—	—	81,923,093
Building Products	10,339,929	—	—	10,339,929
Capital Markets	31,005,465	—	—	31,005,465
Chemicals	12,870,004	—	—	12,870,004
Commercial Services & Supplies	38,311,911	—	—	38,311,911
Communications Equipment	2,595,261	—	—	2,595,261
Construction & Engineering	1,605,140	—	—	1,605,140
Construction Materials	2,944,916	—	—	2,944,916
Containers & Packaging	9,860,889	—	—	9,860,889
Distributors	1,651,176	—	—	1,651,176
Diversified Consumer Services	6,783,838	—	—	6,783,838
Electrical Equipment	20,800,626	—	—	20,800,626
Electronic Equipment, Instruments & Components	41,014,192	—	—	41,014,192
Entertainment	44,488,494	—	—	44,488,494
Equity Real Estate Investment Trusts	14,346,520	—	—	14,346,520
Food & Staples Retailing	1,128,912	—	—	1,128,912
Food Products	15,113,978	—	—	15,113,978
Health Care Equipment & Supplies	86,400,953	—	—	86,400,953
Health Care Providers & Services	32,910,615	—	—	32,910,615
Health Care Technology	21,145,125	—	—	21,145,125
Hotels, Restaurants & Leisure	51,198,529	—	—	51,198,529
Household Durables	4,923,567	—	—	4,923,567
Household Products	6,144,378	—	—	6,144,378
Insurance	4,478,548	—	—	4,478,548
Interactive Media & Services	43,227,187	—	—	43,227,187
Internet & Direct Marketing Retail	21,206,834	—	58,922	21,265,756
IT Services	98,708,026	—	1,148,760	99,856,786
Life Sciences Tools & Services	48,358,029	—	—	48,358,029
Machinery	10,743,892	—	—	10,743,892
Media	16,863,335	—	—	16,863,335
Metals & Mining	2,212,021	—	—	2,212,021
Multiline Retail	9,808,752	—	—	9,808,752
Multi-Utilities	338,493	—	—	338,493
Oil, Gas & Consumable Fuels	10,622,013	—	2,253,734	12,875,747
Pharmaceuticals	8,960,997	—	—	8,960,997
Professional Services	49,931,065	—	7,507	49,938,572
Road & Rail	8,695,300	—	—	8,695,300
Semiconductors & Semiconductor Equipment	78,193,447	—	—	78,193,447
Software	250,406,995	6,044,161	2,029,823	258,480,979
Specialty Retail	68,953,076	—	—	68,953,076
Technology Hardware, Storage & Peripherals	812,741	—	—	812,741
Textiles, Apparel & Luxury Goods	16,314,159	—	—	16,314,159
Trading Companies & Distributors	5,479,502	—	—	5,479,502
Convertible Preferred Stocks	—	—	10,995,658	10,995,658
Future Purchase Commitment	—	—	1,678,412	1,678,412
Money Market Fund	3,249,671	—	—	3,249,671
Total Investments	$1,329,187,855	$6,044,161	$18,172,816	$1,353,404,832
LVIP T. Rowe Price Structured Mid-Cap Growth Fund–16

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table displays a summary of the valuation techniques and unobservable inputs used to value the Fund’s securities characterized as Level 3 investments for the period ended June 30, 2021.
Asset Type	Fair Value at June 30, 2021	Valuation Technique(s)	Unobservable Input	Range (Average)
Common Stock	$ 5,498,746	Recent Transaction	#	#
			Enterprise Value to EBITDA multiple (b)	10.8x-12.7x (N/A)
			EBITDA growth rate	99% (N/A)
			Projected future value discount rate (a)	20% (N/A)
			Present Value Factor	0.482
			Projected future value discount rate term	4 years
			Conversion Percentage	82.7% (N/A)
			Discount for Lack of Marketability (a)	5-10% (N/A)
			Deal Uncertainty Discount (a)	5% (N/A)
Convertible Preferred Stock	$ 10,995,658	Recent Transaction	#	#
			Conversion Percentage	82.7% (N/A)
			Discount for Lack of Marketability (a)	5% (N/A)
			Deal Uncertainty Discount (a)	5% (N/A)
Future Purchase Commitment	$ 1,678,412	Recent Transaction	#	#
			Discount for Lack of Marketability (a)	5% (N/A)
			Deal Uncertainty Discount (a)	5% (N/A)
Total	$ 18,172,816
# No quantitative unobservable inputs significant to the valuation technique were created by the fund’s management.
(a) Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.
(b) Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the investments.
Significant fluctuations of the unobservable inputs applied to portfolio securities characterized as Level 3 investments could be expected to significantly increase or decrease the fair value of the Fund's securities.
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:
	Common Stock	Convertible Preferred Stock	Future Purchase Commitment	Total
Balance as of 12/31/20	$3,039,783	$15,963,237	$ —	$19,003,020
Reclassifications	—	—	—	—
Purchases	—	2,462,419	1,852,030	4,314,449
Sales	(474,452)	(2,313,243)	—	(2,787,695)
Transfer In	2,130,546	—	—	2,130,546
Transfer Out	—	(2,130,546)	—	(2,130,546)
Accretion/(amortization)	—	—	—	—
Net realized gain (loss)	17,471	(219,947)	—	(202,476)
Net change in unrealized appreciation (depreciation)	785,398	(2,766,262)	(173,618)	(2,154,482)
Balance as of 06/30/21	$5,498,746	$10,995,658	$1,678,412	$18,172,816
Net change in unrealized appreciation (depreciation) from Level 3 investments still held as of 06/30/21	$ 834,434	$ 3,095,272	$ (173,618)	$ 3,756,088
During the six months ended June 30, 2021, there were no material transfers to or from Level 3 investments.
LVIP T. Rowe Price Structured Mid-Cap Growth Fund–17

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/21	12/31/20
Shares sold:
Standard Class	2,617,205	3,861,906
Service Class	1,050,440	2,181,459
Shares reinvested:
Standard Class	—	1,444,718
Service Class	—	796,132
	3,667,645	8,284,215
Shares redeemed:
Standard Class	(1,577,054)	(6,987,145)
Service Class	(1,059,873)	(2,594,408)
	(2,636,927)	(9,581,553)
Net increase (decrease)	1,030,718	(1,297,338)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $300,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 16, 2022.
The Fund had no amounts outstanding as of June 30, 2021, or at any time during the period then ended.
6. Risk Factors
The Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2021. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities.   Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.   Restricted securities are valued pursuant to the security valuation procedures noted in Note 1.   Restricted securities have been identified on the Statement of Net Assets.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
LVIP T. Rowe Price Structured Mid-Cap Growth Fund–18

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Notes to Financial Statements (continued)
8. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP T. Rowe Price Structured Mid-Cap Growth Fund–19

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 8-9, 2021, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2020 through December 31, 2020. During the period covered by the report, there was one liquidity event due to an extended Taiwanese foreign holiday in February 2020 that caused the LVIP SSGA Emerging Markets Equity Index Fund to classify its Taiwanese securities as illiquid for one day, which caused the Fund to exceed the 15% limit on illiquid securities on that day. The LVIP SSGA Emerging Markets Equity Index Fund was under the 15% limitation the following business day, and there was no impact on the Fund ability to timely meet redemptions. There were no additional liquidity events that impacted the Fund or its respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP T. Rowe Price Structured Mid-Cap Growth Fund–20

LVIP U.S. Growth Allocation Managed Risk Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2021

LVIP U.S. Growth Allocation Managed Risk Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP U.S. Growth Allocation Managed Risk Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2021 to June 30, 2021
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021 to June 30, 2021.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers in effect.
Expense Analysis of an Investment of $1,000
	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Annualized Expense Ratio	Expenses Paid During Period 1/1/21 to 6/30/21*
Actual
Standard Class Shares	$1,000.00	$1,094.60	0.29%	$1.51
Service Class Shares	1,000.00	1,093.20	0.54%	2.80
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.40	0.29%	$1.45
Service Class Shares	1,000.00	1,022.10	0.54%	2.71

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
The Fund operates under a fund of funds structure. The Fund invests substantially all of its assets in other investment companies (collectively, the “Underlying Funds”). In addition to the Fund's expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in each table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

LVIP U.S. Growth Allocation Managed Risk Fund–1

LVIP U.S. Growth Allocation Managed Risk Fund
Security Type/Sector Allocation (unaudited)
As of June 30, 2021
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Affiliated Investments	97.59%
Investment Companies	97.59%
Equity Funds	69.65%
Fixed Income Funds	26.96%
Global Equity Fund	0.98%
Unaffiliated Investment	2.30%
Investment Company	2.30%
Money Market Fund	2.30%
Total Investments	99.89%
Receivables and Other Assets Net of Liabilities	0.11%
Total Net Assets	100.00%
LVIP U.S. Growth Allocation Managed Risk Fund–2

LVIP U.S. Growth Allocation Managed Risk Fund
Schedule of Investments
June 30, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–97.59%
INVESTMENT COMPANIES–97.59%
Equity Funds–69.65%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Baron Growth Opportunities Fund	534,949	$ 47,801,981
LVIP MFS Value Fund	5,042,353	274,440,150
LVIP SSGA Mid-Cap Index Fund	3,146,403	47,148,857
LVIP SSGA Nasdaq-100 Index Fund	1,310,326	13,935,313
LVIP SSGA S&P 500 Index Fund	12,674,342	351,484,862
LVIP SSGA Small-Cap Index Fund	2,334,250	98,449,319
LVIP SSGA Small-Mid Cap 200 Fund	2,599,666	44,841,636
LVIP T. Rowe Price Growth Stock Fund	3,732,008	278,142,837
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	2,264,509	90,827,198
LVIP Wellington SMID Cap Value Fund	2,881,181	87,193,174
		1,334,265,327
Fixed Income Funds–26.96%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Delaware Bond Fund	10,399,718	147,675,996
LVIP JPMorgan High Yield Fund	4,117,712	45,998,958
LVIP PIMCO Low Duration Bond Fund	1,431,524	14,438,349
LVIP SSGA Bond Index Fund	12,727,974	150,788,305
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Fixed Income Funds (continued)
✧✧Lincoln Variable Insurance Products Trust- (continued)
LVIP SSGA Short-Term Bond Index Fund	779,084	$ 8,128,183
LVIP Western Asset Core Bond Fund	14,088,342	149,350,520
		516,380,311
Global Equity Fund–0.98%
✧✧Lincoln Variable Insurance Products Trust– LVIP BlackRock Global Real Estate Fund	1,826,496	18,750,804
		18,750,804
Total Affiliated Investments (Cost $1,312,005,115)		1,869,396,442

UNAFFILIATED INVESTMENT–2.30%
INVESTMENT COMPANY–2.30%
Money Market Fund–2.30%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.03%)	44,102,525	44,102,525
Total Unaffiliated Investment (Cost $44,102,525)		44,102,525

TOTAL INVESTMENTS–99.89% (Cost $1,356,107,640)	1,913,498,967
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.11%	2,015,447
NET ASSETS APPLICABLE TO 145,037,539 SHARES OUTSTANDING–100.00%	$1,915,514,414

✧✧ Standard Class shares.
LVIP U.S. Growth Allocation Managed Risk Fund–3

LVIP U.S. Growth Allocation Managed Risk Fund
Schedule of Investments (continued)
The following futures contracts were outstanding at June 30, 2021:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contracts:
57	E-mini Russell 2000 Index	$ 6,577,230	$ 6,571,858	9/17/21	$ 5,372	$ —
200	E-mini S&P 500 Index	42,886,000	42,290,150	9/17/21	595,850	—
31	E-mini S&P MidCap 400 Index	8,346,440	8,449,538	9/17/21	—	(103,098)
Total Futures Contracts					$601,222	$(103,098)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2021. Only current day variation margin is reported on the Statement of Assets and Liabilities.

Summary of Abbreviations:
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP U.S. Growth Allocation Managed Risk Fund–4

LVIP U.S. Growth Allocation Managed Risk Fund
Statement of Assets and Liabilities
June 30, 2021 (unaudited)
ASSETS:
Affiliated investments, at value	$1,869,396,442
Unaffiliated investments, at value	44,102,525
Cash collateral held at broker for futures contracts	2,989,000
Variation margin due from broker on futures contracts	83,229
Receivable for fund shares sold	31,799
Prepaid expenses	3,852
Dividends and interest receivable	899
TOTAL ASSETS	1,916,607,746
LIABILITIES:
Due to manager and affiliates	812,417
Payable for fund shares redeemed	224,926
Other accrued expenses payable	49,372
Payable for securities purchased	6,617
TOTAL LIABILITIES	1,093,332
TOTAL NET ASSETS	$1,915,514,414
Affiliated investments, at cost	$1,312,005,115
Unaffiliated investments, at cost	44,102,525
Standard Class:
Net Assets	$ 16,044,013
Shares Outstanding	1,212,161
Net Asset Value Per Share	$ 13.236
Service Class:
Net Assets	$1,899,470,401
Shares Outstanding	143,825,378
Net Asset Value Per Share	$ 13.207
COMPONENTS OF NET ASSETS AT JUNE 30, 2021:
Shares of beneficial interest (unlimited authorization–no par)	$1,496,931,273
Distributable earnings/(accumulated loss)	418,583,141
TOTAL NET ASSETS	$1,915,514,414
See accompanying notes, which are an integral part of the financial statements.
LVIP U.S. Growth Allocation Managed Risk Fund–5

LVIP U.S. Growth Allocation Managed Risk Fund
Statement of Operations
Six Months Ended June 30, 2021 (unaudited)
INVESTMENT INCOME:
Dividends from unaffiliated investments	$ 6,385
EXPENSES:
Management fees	2,274,527
Distribution fees-Service Class	2,255,890
Shareholder servicing fees	263,845
Accounting and administration expenses	95,838
Professional fees	27,359
Trustees’ fees and expenses	19,690
Reports and statements to shareholders	16,609
Custodian fees	7,093
Consulting fees	1,957
Pricing fees	249
Other	15,549
4,978,606
Less:
Management fees waived	(90,981)
Total operating expenses	4,887,625
NET INVESTMENT LOSS	(4,881,240)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of affiliated investments	25,221,443
Futures contracts	(13,080,245)
Net realized gain	12,141,198
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	157,021,990
Futures contracts	(788,366)
Net change in unrealized appreciation (depreciation)	156,233,624
NET REALIZED AND UNREALIZED GAIN	168,374,822
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$163,493,582
See accompanying notes, which are an integral part of the financial statements.
LVIP U.S. Growth Allocation Managed Risk Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/21 (unaudited)	Year Ended 12/31/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ (4,881,240)	$ 15,676,501
Net realized gain (loss)	12,141,198	(91,108,473)
Net change in unrealized appreciation (depreciation)	156,233,624	213,303,333
Net increase in net assets resulting from operations	163,493,582	137,871,361
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(295,948)
Service Class	—	(33,491,608)
	—	(33,787,556)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	1,127,495	4,610,119
Service Class	57,134,250	212,647,435
Reinvestment of dividends and distributions:
Standard Class	—	295,948
Service Class	—	33,491,608
	58,261,745	251,045,110
Cost of shares redeemed:
Standard Class	(494,529)	(8,856,151)
Service Class	(63,565,568)	(104,279,473)
	(64,060,097)	(113,135,624)
Increase (decrease) in net assets derived from capital share transactions	(5,798,352)	137,909,486
NET INCREASE IN NET ASSETS	157,695,230	241,993,291
NET ASSETS:
Beginning of period	1,757,819,184	1,515,825,893
End of period	$1,915,514,414	$1,757,819,184
See accompanying notes, which are an integral part of the financial statements.
LVIP U.S. Growth Allocation Managed Risk Fund–6

LVIP U.S. Growth Allocation Managed Risk Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP U.S. Growth Allocation Managed Risk Fund Standard Class
	Six Months Ended 6/30/21[1] (unaudited)	Year Ended
		12/31/20	12/31/19	12/31/18	12/31/17	12/31/16 [2]
Net asset value, beginning of period	$ 12.092	$ 11.393	$ 10.250	$ 10.960	$ 9.769	$ 9.507
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.018)	0.140	0.172	0.175	0.135	0.145
Net realized and unrealized gain (loss)	1.162	0.822	1.570	(0.681)	1.352	0.243
Total from investment operations	1.144	0.962	1.742	(0.506)	1.487	0.388
Less dividends and distributions from:
Net investment income	—	(0.202)	(0.177)	(0.202)	(0.178)	(0.126)
Net realized gain	—	(0.061)	(0.422)	(0.002)	(0.118)	—
Total dividends and distributions	—	(0.263)	(0.599)	(0.204)	(0.296)	(0.126)
Net asset value, end of period	$ 13.236	$ 12.092	$ 11.393	$ 10.250	$ 10.960	$ 9.769
Total return[4]	9.46%	8.50%	17.18%	(4.62%)	15.22%	4.08%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 16,044	$14,053	$ 17,450	$ 12,113	$ 6,015	$ 3,775
Ratio of expenses to average net assets[5]	0.29%	0.29%	0.30%	0.30%	0.29%	0.28%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.30%	0.30%	0.43%	0.75%	0.74%	0.73%
Ratio of net investment income (loss) to average net assets	(0.29%) [6]	1.25%	1.56%	1.60%	1.27%	1.50%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.30%) [6]	1.24%	1.42%	1.15%	0.82%	1.05%
Portfolio turnover	8%	30%	17%	24%	14%	15%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2016, Milliman Financial Risk Management LLC is responsible for the day-to-day management of the Fund’s managed risk strategy, replacing Lincoln Investment Advisors Corporation.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP U.S. Growth Allocation Managed Risk Fund–7

LVIP U.S. Growth Allocation Managed Risk Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP U.S. Growth Allocation Managed Risk Fund Service Class
	Six Months Ended 6/30/21[1] (unaudited)	Year Ended
		12/31/20	12/31/19	12/31/18	12/31/17	12/31/16 [2]
Net asset value, beginning of period	$ 12.081	$ 11.385	$ 10.248	$ 10.959	$ 9.769	$ 9.508
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.034)	0.112	0.144	0.148	0.108	0.120
Net realized and unrealized gain (loss)	1.160	0.820	1.567	(0.680)	1.352	0.243
Total from investment operations	1.126	0.932	1.711	(0.532)	1.460	0.363
Less dividends and distributions from:
Net investment income	—	(0.175)	(0.152)	(0.177)	(0.152)	(0.102)
Net realized gain	—	(0.061)	(0.422)	(0.002)	(0.118)	—
Total dividends and distributions	—	(0.236)	(0.574)	(0.179)	(0.270)	(0.102)
Net asset value, end of period	$ 13.207	$ 12.081	$ 11.385	$ 10.248	$ 10.959	$ 9.769
Total return[4]	9.32%	8.24%	16.88%	(4.86%)	14.94%	3.82%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,899,470	$1,743,766	$1,498,376	$1,067,849	$949,388	$624,051
Ratio of expenses to average net assets[5]	0.54%	0.54%	0.55%	0.55%	0.54%	0.53%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.55%	0.55%	0.68%	1.00%	0.99%	0.98%
Ratio of net investment income (loss) to average net assets	(0.54%) [6]	1.00%	1.31%	1.35%	1.02%	1.25%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.55%) [6]	0.99%	1.17%	0.90%	0.57%	0.80%
Portfolio turnover	8%	30%	17%	24%	14%	15%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2016, Milliman Financial Risk Management LLC is responsible for the day-to-day management of the Fund’s managed risk strategy, replacing Lincoln Investment Advisors Corporation.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP U.S. Growth Allocation Managed Risk Fund–8

LVIP U.S. Growth Allocation Managed Risk Fund
Notes to Financial Statements
June 30, 2021 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 105 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP U.S. Growth Allocation Managed Risk Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or other unaffiliated managers (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. A significant portion of the Underlying Funds employ a passive investment style (i.e. index funds). In addition to investment company investments, the Fund may invest in individual securities, such as money market instruments, and employs an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Financial statements for the Underlying Funds can be found at www.sec.gov.
The Fund’s investment objective is to seek a balance between a high level of current income and growth of capital, with an emphasis on growth of capital.
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation –The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2021 and for all open tax years (years ended December 31, 2017-December 31, 2020), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During six months ended June 30, 2021, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.
 The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
LVIP U.S. Growth Allocation Managed Risk Fund–9

LVIP U.S. Growth Allocation Managed Risk Fund
Notes to Financial Statements (continued)
2. Management Fees and Other Transactions With Affiliates
LIAC is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.25% of the Fund's average daily net assets.   LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.01% of the Fund’s average daily net assets.   This agreement will continue at least through April 30, 2022, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LIAC.   The management fee, net of waivers, is calculated daily and paid monthly.
 The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LIAC).
Milliman Financial Risk Management LLC (the “Sub-Adviser”) is responsible for managing the Fund's managed risk strategy. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2021, costs for these administrative and legal services were as follows:
Administrative	$54,083
Legal	8,601
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $6,685 for the six months ended June 30, 2021.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At June 30, 2021, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LIAC	$374,089
Distribution fees payable to LFD	386,440
Printing and mailing fees payable to Lincoln Life	6,686
Shareholder servicing fees payable to Lincoln Life	45,202
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
LVIP U.S. Growth Allocation Managed Risk Fund–10

LVIP U.S. Growth Allocation Managed Risk Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the six months ended June 30, 2021, were as follows:
	Value 12/31/20	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/21	Number of Shares 06/30/21	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-97.59%@
Equity Funds-69.65%@
✧✧LVIP Baron Growth Opportunities Fund	$ 44,167,941	$ 3,698,942	$ 4,243,552	$ 1,554,494	$ 2,624,156	$ 47,801,981	534,949	$—	$—
✧✧LVIP MFS Value Fund	244,066,132	12,202,270	18,602,387	1,579,263	35,194,872	274,440,150	5,042,353	—	—
✧✧LVIP SSGA Mid-Cap Index Fund	43,942,100	845,370	4,995,623	532,675	6,824,335	47,148,857	3,146,403	—	—
✧✧‡LVIP SSGA Nasdaq-100 Index Fund	—	13,325,680	243,552	(7,325)	860,510	13,935,313	1,310,326	—	—
✧✧LVIP SSGA S&P 500 Index Fund	361,613,951	5,901,025	66,344,876	13,833,551	36,481,211	351,484,862	12,674,342	—	—
✧✧LVIP SSGA Small-Cap Index Fund	74,438,751	17,840,677	7,545,817	1,109,813	12,605,895	98,449,319	2,334,250	—	—
✧✧LVIP SSGA Small-Mid Cap 200 Fund	45,373,495	747,272	14,210,199	3,371,751	9,559,317	44,841,636	2,599,666	—	—
✧✧LVIP T. Rowe Price Growth Stock Fund	252,010,514	5,899,485	17,537,130	3,752,226	34,017,742	278,142,837	3,732,008	—	—
✧✧LVIP T. Rowe Price Structured Mid-Cap Growth Fund	71,960,703	12,970,229	2,090,081	47,860	7,938,487	90,827,198	2,264,509	—	—
✧✧LVIP Wellington SMID Cap Value Fund	69,792,095	7,567,743	2,046,852	50,181	11,830,007	87,193,174	2,881,181	—	—
Fixed Income Funds-26.96%@
✧✧LVIP Delaware Bond Fund	134,254,644	19,100,128	3,783,021	(201,906)	(1,693,849)	147,675,996	10,399,718	—	—
✧✧LVIP JPMorgan High Yield Fund	42,195,877	2,754,107	1,167,599	(13,641)	2,230,214	45,998,958	4,117,712	—	—
✧✧LVIP PIMCO Low Duration Bond Fund	17,280,789	584,010	3,435,389	14,162	(5,223)	14,438,349	1,431,524	—	—
✧✧LVIP SSGA Bond Index Fund	144,478,094	16,496,892	7,583,514	(331,098)	(2,272,069)	150,788,305	12,727,974	—	—
✧✧LVIP SSGA Short-Term Bond Index Fund	7,401,922	933,985	210,169	(2,954)	5,399	8,128,183	779,084	—	—
✧✧LVIP Western Asset Core Bond Fund	135,376,818	19,995,663	3,806,373	(135,090)	(2,080,498)	149,350,520	14,088,342	—	—
Global Equity Fund-0.98%@
✧✧LVIP BlackRock Global Real Estate Fund	16,930,283	414,612	1,563,056	67,481	2,901,484	18,750,804	1,826,496	—	—
Total	$1,705,284,109	$141,278,090	$159,409,190	$ 25,221,443	$157,021,990	$1,869,396,442		$ —	$ —

@ As a percentage of Net Assets as of June 30, 2021.
✧✧ Standard Class shares.
‡ Issuer was not an investment of the Fund at December 31, 2020.
LVIP U.S. Growth Allocation Managed Risk Fund–11

LVIP U.S. Growth Allocation Managed Risk Fund
Notes to Financial Statements (continued)
3. Investments
For the six months ended June 30, 2021, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$141,278,090
Sales	159,409,190
At June 30, 2021, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2021, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$1,356,107,640
Aggregate unrealized appreciation of investments and derivatives	$ 557,992,549
Aggregate unrealized depreciation of investments and derivatives	(103,098)
Net unrealized appreciation of investments and derivatives	$ 557,889,451
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Assets and Liabilities are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2021.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Companies	$1,869,396,442	$—	$—	$1,869,396,442
Unaffiliated Investment Company	44,102,525	—	—	44,102,525
Total Investments	$1,913,498,967	$—	$—	$1,913,498,967
Derivatives:
Assets:
Futures Contracts	$ 601,222	$—	$—	$ 601,222
Liabilities:
Futures Contract	$ (103,098)	$—	$—	$ (103,098)
There were no Level 3 investments at the beginning or end of the period.
LVIP U.S. Growth Allocation Managed Risk Fund–12

LVIP U.S. Growth Allocation Managed Risk Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/21	12/31/20
Shares sold:
Standard Class	88,782	416,269
Service Class	4,517,140	19,177,846
Shares reinvested:
Standard Class	—	24,940
Service Class	—	2,831,978
	4,605,922	22,451,033
Shares redeemed:
Standard Class	(38,793)	(810,686)
Service Class	(5,033,497)	(9,276,545)
	(5,072,290)	(10,087,231)
Net increase (decrease)	(466,368)	12,363,802
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $300,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 16, 2022.
The Fund had no amounts outstanding as of June 30, 2021, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2021, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions and as a cash management tool.
Fair values of derivative instruments as of June 30, 2021 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Equity contracts)*	Variation margin due from broker on futures contracts	$601,222	Variation margin due from broker on futures contracts	$(103,098)

*	Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2021. Only current day variation margin is reported on the Statement of Assets and Liabilities.
LVIP U.S. Growth Allocation Managed Risk Fund–13

LVIP U.S. Growth Allocation Managed Risk Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2021 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(13,080,245)	$(788,366)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2021.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$58,469,131	$4,172,909
7. Risk Factors
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP U.S. Growth Allocation Managed Risk Fund–14

LVIP U.S. Growth Allocation Managed Risk Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 8-9, 2021, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2020 through December 31, 2020. During the period covered by the report, there was one liquidity event due to an extended Taiwanese foreign holiday in February 2020 that caused the LVIP SSGA Emerging Markets Equity Index Fund to classify its Taiwanese securities as illiquid for one day, which caused the Fund to exceed the 15% limit on illiquid securities on that day. The LVIP SSGA Emerging Markets Equity Index Fund was under the 15% limitation the following business day, and there was no impact on the Fund ability to timely meet redemptions. There were no additional liquidity events that impacted the Fund or its respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP U.S. Growth Allocation Managed Risk Fund–15

LVIP Vanguard Allocation Funds
(formerly, LVIP Dimensional/Vanguard Allocation Funds)
LVIP Vanguard Bond Allocation Fund
(formerly, LVIP Dimensional/Vanguard Total Bond Fund)
LVIP Vanguard Domestic Equity ETF Fund
LVIP Vanguard International Equity ETF Fund
each a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2021

LVIP Vanguard Allocation Funds
Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as exhibits to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Funds' proxy voting procedures and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Vanguard Allocation Funds
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2021 to June 30, 2021
Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis tables. The Expense Analysis tables do not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. These Expense Analyses are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analyses are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021 to June 30, 2021.
Actual Expenses
The first section of the tables, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the tables, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the tables are meant to highlight your ongoing costs only. The Funds do not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Funds' expenses shown in the tables reflect fee waivers in effect.
LVIP Vanguard Bond Allocation Fund
Expense Analysis of an Investment of $1,000
	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Annualized Expense Ratio	Expenses Paid During Period 1/1/21 to 6/30/21*
Actual
Standard Class Shares	$1,000.00	$989.10	0.27%	$1.33
Service Class Shares	1,000.00	987.90	0.52%	2.56
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.40	0.27%	$1.35
Service Class Shares	1,000.00	1,022.10	0.52%	2.61
LVIP Vanguard Domestic Equity ETF Fund
Expense Analysis of an Investment of $1,000
	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Annualized Expense Ratio	Expenses Paid During Period 1/1/21 to 6/30/21*
Actual
Standard Class Shares	$1,000.00	$1,148.80	0.25%	$1.33
Service Class Shares	1,000.00	1,147.30	0.50%	2.66
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.50	0.25%	$1.25
Service Class Shares	1,000.00	1,022.20	0.50%	2.51
LVIP Vanguard International Equity ETF Fund
Expense Analysis of an Investment of $1,000
	Beginning Account Value 1/1/21*	Ending Account Value 6/30/21	Annualized Expense Ratio	Expenses Paid During Period 1/1/21 to 6/30/21*
Actual
Standard Class Shares	$1,000.00	$1,095.70	0.26%	$1.35
Service Class Shares	1,000.00	1,094.40	0.51%	2.65
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.40	0.26%	$1.30
Service Class Shares	1,000.00	1,022.10	0.51%	2.56

LVIP Vanguard Allocation Funds–1

LVIP Vanguard Allocation Funds
Disclosure
OF FUND EXPENSES (unaudited) (continued)
*	"Expenses Paid During Period" are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
Each Fund operates under a fund of funds structure. Each Fund invests substantially all of its assets in other investment companies, including exchange-traded funds (collectively, the “Underlying Funds”). In addition to the Funds' expenses reflected above, the Funds also indirectly bear their portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in each table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.
LVIP Vanguard Allocation Funds–2

LVIP Vanguard Allocation Funds
Security Type/Sector Allocations (unaudited)
As of June 30, 2021
Sector designations may be different than the sector designations presented in other Fund materials.
LVIP Vanguard Bond Allocation Fund
Security Type/Sector	Percentage of Net Assets
Affiliated Investment	29.92%
Investment Company	29.92%
Fixed Income Fund	29.92%
Unaffiliated Investments	70.23%
Investment Companies	70.23%
Fixed Income Funds	69.63%
Money Market Fund	0.60%
Total Investments	100.15%
Liabilities Net of Receivables and Other Assets	(0.15%)
Total Net Assets	100.00%
LVIP Vanguard Domestic Equity ETF Fund
Security Type/Sector	Percentage of Net Assets
Investment Companies	100.27%
Equity Funds	100.06%
Money Market Fund	0.21%
Total Investments	100.27%
Liabilities Net of Receivables and Other Assets	(0.27%)
Total Net Assets	100.00%
LVIP Vanguard International Equity ETF Fund
Security Type/Sector	Percentage of Net Assets
Investment Companies	100.00%
International Equity Funds	99.97%
Money Market Fund	0.03%
Total Investments	100.00%
Liabilities Net of Receivables and Other Assets	(0.00%)
Total Net Assets	100.00%
LVIP Vanguard Allocation Funds–3

LVIP Vanguard Bond Allocation Fund
Schedule of Investments
June 30, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–29.92%
INVESTMENT COMPANY–29.92%
Fixed Income Fund–29.92%
Vanguard Core Bond Fund	17,100,369	$ 365,434,877
Total Affiliated Investment (Cost $362,889,741)		365,434,877

UNAFFILIATED INVESTMENTS–70.23%
INVESTMENT COMPANIES–70.23%
Fixed Income Funds–69.63%
Vanguard Intermediate-Term Bond ETF	1,503,243	135,231,740
Vanguard Long-Term Bond ETF	1,456,719	150,085,759
Vanguard Mortgage-Backed Securities ETF	2,643,663	141,092,294
Vanguard Short-Term Bond ETF	2,948,126	242,218,032
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Fixed Income Funds (continued)
Vanguard Total International Bond ETF	3,181,890	$ 181,685,919
		850,313,744
Money Market Fund–0.60%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.03%)	7,299,140	7,299,140
		7,299,140
Total Unaffiliated Investments (Cost $847,086,093)		857,612,884

TOTAL INVESTMENTS–100.15% (Cost $1,209,975,834)	1,223,047,761
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.15%)	(1,833,929)
NET ASSETS APPLICABLE TO 110,334,703 SHARES OUTSTANDING–100.00%	$1,221,213,832

Summary of Abbreviations:
ETF–Exchange-Traded Fund
See accompanying notes, which are an integral part of the financial statements.
LVIP Vanguard Allocation Funds–4

LVIP Vanguard Domestic Equity ETF Fund
Schedule of Investments
June 30, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–100.27%
Equity Funds–100.06%
Vanguard Dividend Appreciation ETF	520,841	$ 80,620,978
Vanguard Mega Cap 300 Growth ETF	1,008,531	233,353,903
Vanguard Mega Cap 300 Value ETF	1,858,985	185,192,086
Vanguard Mid-Cap Growth ETF	155,523	36,757,861
Vanguard Mid-Cap Value ETF	233,521	32,809,700
Vanguard Real Estate ETF	91,464	9,310,121
Vanguard Small-Cap Growth ETF	116,693	33,816,464
Vanguard Small-Cap Value ETF	178,871	31,062,738
Vanguard Total Stock Market ETF	1,271,585	283,334,570
		926,258,421
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
Money Market Fund–0.21%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.03%)	1,925,372	$ 1,925,372
		1,925,372
Total Investment Companies (Cost $471,002,487)		928,183,793

TOTAL INVESTMENTS–100.27% (Cost $471,002,487)	928,183,793
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.27%)	(2,511,736)
NET ASSETS APPLICABLE TO 30,685,939 SHARES OUTSTANDING–100.00%	$925,672,057

Summary of Abbreviations:
ETF–Exchange-Traded Fund
See accompanying notes, which are an integral part of the financial statements.
LVIP Vanguard Allocation Funds–5

LVIP Vanguard International Equity ETF Fund
Schedule of Investments
June 30, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–100.00%
International Equity Funds–99.97%
Vanguard FTSE All World ex-US Small-Cap ETF	205,109	$ 27,987,123
Vanguard FTSE All-World ex-US ETF	2,360,735	149,646,992
Vanguard FTSE Developed Markets ETF	2,561,578	131,972,498
Vanguard FTSE Emerging Markets ETF	1,362,844	74,016,058
Vanguard FTSE European ETF	1,053,112	70,832,313
Vanguard FTSE Pacific ETF	943,262	77,639,895
Vanguard Global ex-U.S. Real Estate ETF	381,611	22,270,818
		554,365,697
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
Money Market Fund–0.03%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.03%)	179,060	$ 179,060
		179,060
Total Investment Companies (Cost $423,506,971)		554,544,757

TOTAL INVESTMENTS–100.00% (Cost $423,506,971)	554,544,757
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.00%)	(9,200)
NET ASSETS APPLICABLE TO 40,691,612 SHARES OUTSTANDING–100.00%	$554,535,557

Summary of Abbreviations:
ETF–Exchange-Traded Fund
FTSE–Financial Times Stock Exchange
See accompanying notes, which are an integral part of the financial statements.
LVIP Vanguard Allocation Funds–6

LVIP Vanguard Allocation Funds
Statements of Assets and Liabilities
June 30, 2021 (unaudited)
	LVIP Vanguard Bond Allocation Fund	LVIP Vanguard Domestic Equity ETF Fund	LVIP Vanguard International Equity ETF Fund
ASSETS:
Unaffiliated investments, at value	$ 857,612,884	$928,183,793	$554,544,757
Affiliated investments, at value	365,434,877	—	—
Receivable for fund shares sold	450,545	250,757	640,515
Dividends and interest receivable	356,903	6	18
Prepaid expenses	2,462	2,567	1,020
Receivable for securities sold	—	643,850	—
TOTAL ASSETS	1,223,857,671	929,080,973	555,186,310
LIABILITIES:
Payable for securities purchased	1,973,856	2,568,490	178,837
Due to manager and affiliates	486,278	274,036	171,532
Payable for fund shares redeemed	150,029	538,459	272,958
Other accrued expenses payable	33,676	27,931	27,426
TOTAL LIABILITIES	2,643,839	3,408,916	650,753
TOTAL NET ASSETS	$1,221,213,832	$925,672,057	$554,535,557
Unaffiliated investments, at cost	$ 847,086,093	$471,002,487	$423,506,971
Affiliated investments, at cost	362,889,741	—	—
Standard Class:
Net Assets	$ 217,417,488	$437,511,807	$244,581,090
Shares Outstanding	19,615,959	14,483,727	17,923,704
Net Asset Value Per Share	$ 11.084	$ 30.207	$ 13.646
Service Class:
Net Assets	$1,003,796,344	$488,160,250	$309,954,467
Shares Outstanding	90,718,744	16,202,212	22,767,908
Net Asset Value Per Share	$ 11.065	$ 30.129	$ 13.614
COMPONENTS OF NET ASSETS AT JUNE 30, 2021:
Shares of beneficial interest (unlimited authorization–no par)	$1,177,560,329	$460,191,291	$419,959,930
Distributable earnings/(accumulated loss)	43,653,503	465,480,766	134,575,627
TOTAL NET ASSETS	$1,221,213,832	$925,672,057	$554,535,557
See accompanying notes, which are an integral part of the financial statements.
LVIP Vanguard Allocation Funds–7

LVIP Vanguard Allocation Funds
Statements of Operations
Six Months Ended June 30, 2021 (unaudited)
	LVIP Vanguard Bond Allocation Fund	LVIP Vanguard Domestic Equity ETF Fund	LVIP Vanguard International Equity ETF Fund
INVESTMENT INCOME:
Dividends from unaffiliated investments	$ 4,226,965	$ 5,612,240	$ 5,447,884
Dividends from affiliated investments	3,112,995	—	—
	7,339,960	5,612,240	5,447,884
EXPENSES:
Management fees	1,441,330	1,078,416	655,028
Distribution fees-Service Class	1,188,891	573,302	369,024
Shareholder servicing fees	167,194	125,096	75,983
Accounting and administration expenses	64,239	52,342	40,566
Professional fees	18,836	16,596	14,284
Trustees’ fees and expenses	12,455	9,074	5,513
Reports and statements to shareholders	10,842	7,990	5,030
Custodian fees	3,628	9,384	6,097
Consulting fees	1,445	1,345	1,257
Pricing fees	96	56	42
Other	6,386	7,445	3,281
	2,915,342	1,881,046	1,176,105
Less:
Management fees waived	(187,976)	(215,683)	(131,006)
Total operating expenses	2,727,366	1,665,363	1,045,099
NET INVESTMENT INCOME	4,612,594	3,946,877	4,402,785
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Sale of affiliated investments	13,588,626	—	—
Sale of unaffiliated investments	15,336,544	5,951,959	1,008,486
Net realized gain	28,925,170	5,951,959	1,008,486
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	(20,237,708)	—	—
Unaffiliated investments	(26,070,396)	109,845,892	41,625,533
Net change in unrealized appreciation (depreciation)	(46,308,104)	109,845,892	41,625,533
NET REALIZED AND UNREALIZED GAIN (LOSS)	(17,382,934)	115,797,851	42,634,019
NET INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS	$(12,770,340)	$119,744,728	$47,036,804
See accompanying notes, which are an integral part of the financial statements.
LVIP Vanguard Allocation Funds–8

LVIP Vanguard Allocation Funds
Statements of Changes in Net Assets
	LVIP Vanguard Bond Allocation Fund		LVIP Vanguard Domestic Equity ETF Fund		LVIP Vanguard International Equity ETF Fund
	Six Months Ended 6/30/21 (unaudited)	Year Ended 12/31/20	Six Months Ended 6/30/21 (unaudited)	Year Ended 12/31/20	Six Months Ended 6/30/21 (unaudited)	Year Ended 12/31/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 4,612,594	$ 13,298,711	$ 3,946,877	$ 9,052,382	$ 4,402,785	$ 7,760,244
Net realized gain	28,925,170	3,476,577	5,951,959	2,839,041	1,008,486	8,051,891
Net change in unrealized appreciation (depreciation)	(46,308,104)	35,804,024	109,845,892	123,887,886	41,625,533	37,813,173
Net increase (decrease) in net assets resulting from operations	(12,770,340)	52,579,312	119,744,728	135,779,309	47,036,804	53,625,308
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(2,832,778)	—	(5,590,907)	—	(4,108,110)
Service Class	—	(11,791,072)	—	(5,634,110)	—	(4,863,554)
	—	(14,623,850)	—	(11,225,017)	—	(8,971,664)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	37,036,250	61,468,129	23,559,417	61,184,680	20,569,287	36,457,225
Service Class	120,613,756	189,402,475	31,948,676	58,419,698	30,096,338	38,835,544
Reinvestment of dividends and distributions:
Standard Class	—	2,832,778	—	5,590,907	—	4,108,110
Service Class	—	11,791,072	—	5,634,110	—	4,863,554
	157,650,006	265,494,454	55,508,093	130,829,395	50,665,625	84,264,433
Cost of shares redeemed:
Standard Class	(6,355,314)	(33,724,116)	(14,447,658)	(34,998,365)	(9,847,662)	(15,431,350)
Service Class	(29,474,903)	(133,021,001)	(42,542,604)	(71,707,194)	(28,009,992)	(41,729,105)
	(35,830,217)	(166,745,117)	(56,990,262)	(106,705,559)	(37,857,654)	(57,160,455)
Increase (decrease) in net assets derived from capital share transactions	121,819,789	98,749,337	(1,482,169)	24,123,836	12,807,971	27,103,978
NET INCREASE IN NET ASSETS	109,049,449	136,704,799	118,262,559	148,678,128	59,844,775	71,757,622
NET ASSETS:
Beginning of period	1,112,164,383	975,459,584	807,409,498	658,731,370	494,690,782	422,933,160
End of period	$1,221,213,832	$1,112,164,383	$925,672,057	$ 807,409,498	$554,535,557	$494,690,782
See accompanying notes, which are an integral part of the financial statements.
LVIP Vanguard Allocation Funds–9

LVIP Vanguard Bond Allocation Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Vanguard Bond Allocation Fund Standard Class
	Six Months Ended 6/30/21[1] (unaudited)	Year Ended
		12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$ 11.206	$ 10.766	$ 10.268	$ 10.519	$ 10.414	$ 10.373
Income (loss) from investment operations:
Net investment income[2]	0.055	0.168	0.267	0.259	0.212	0.189
Net realized and unrealized gain (loss)	(0.177)	0.444	0.501	(0.276)	0.094	0.030
Total from investment operations	(0.122)	0.612	0.768	(0.017)	0.306	0.219
Less dividends and distributions from:
Net investment income	—	(0.164)	(0.269)	(0.229)	(0.196)	(0.178)
Net realized gain	—	(0.008)	(0.001)	(0.005)	(0.005)	—
Total dividends and distributions	—	(0.172)	(0.270)	(0.234)	(0.201)	(0.178)
Net asset value, end of period	$ 11.084	$ 11.206	$ 10.766	$ 10.268	$ 10.519	$ 10.414
Total return[3]	(1.09%)	5.68%	7.48%	(0.15%)	2.94%	2.11%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$217,417	$188,656	$151,894	$119,199	$92,668	$70,429
Ratio of expenses to average net assets[4]	0.27%	0.26%	0.26%	0.26%	0.25%	0.23%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.30%	0.31%	0.31%	0.31%	0.30%	0.28%
Ratio of net investment income to average net assets	1.00% [5]	1.50%	2.49%	2.50%	2.00%	1.77%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.97% [5]	1.45%	2.44%	2.45%	1.95%	1.72%
Portfolio turnover	88%	13%	5%	6%	3%	13%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Vanguard Allocation Funds–10

LVIP Vanguard Bond Allocation Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Vanguard Bond Allocation Fund Service Class
	Six Months Ended 6/30/21[1] (unaudited)	Year Ended
		12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$ 11.201	$ 10.763	$ 10.268	$ 10.519	$ 10.414	$ 10.374
Income (loss) from investment operations:
Net investment income[2]	0.041	0.140	0.240	0.233	0.186	0.162
Net realized and unrealized gain (loss)	(0.177)	0.443	0.500	(0.275)	0.093	0.029
Total from investment operations	(0.136)	0.583	0.740	(0.042)	0.279	0.191
Less dividends and distributions from:
Net investment income	—	(0.137)	(0.244)	(0.204)	(0.169)	(0.151)
Net realized gain	—	(0.008)	(0.001)	(0.005)	(0.005)	—
Total dividends and distributions	—	(0.145)	(0.245)	(0.209)	(0.174)	(0.151)
Net asset value, end of period	$ 11.065	$ 11.201	$ 10.763	$ 10.268	$ 10.519	$ 10.414
Total return[3]	(1.21%)	5.42%	7.20%	(0.39%)	2.69%	1.84%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,003,796	$923,509	$823,566	$676,511	$619,133	$511,283
Ratio of expenses to average net assets[4]	0.52%	0.51%	0.51%	0.51%	0.50%	0.48%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.55%	0.56%	0.56%	0.56%	0.55%	0.53%
Ratio of net investment income to average net assets	0.75% [5]	1.25%	2.24%	2.25%	1.75%	1.52%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.72% [5]	1.20%	2.19%	2.20%	1.70%	1.47%
Portfolio turnover	88%	13%	5%	6%	3%	13%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Vanguard Allocation Funds–11

LVIP Vanguard Domestic Equity ETF Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Vanguard Domestic Equity ETF Fund Standard Class
	Six Months Ended 6/30/21[1] (unaudited)	Year Ended
		12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$ 26.296	$ 22.284	$ 17.549	$ 18.804	$ 15.890	$ 14.444
Income (loss) from investment operations:
Net investment income[2]	0.147	0.331	0.336	0.305	0.286	0.273
Net realized and unrealized gain (loss)	3.764	4.081	4.964	(1.233)	2.920	1.479
Total from investment operations	3.911	4.412	5.300	(0.928)	3.206	1.752
Less dividends and distributions from:
Net investment income	—	(0.329)	(0.334)	(0.285)	(0.266)	(0.256)
Net realized gain	—	(0.071)	(0.231)	(0.042)	(0.026)	(0.050)
Total dividends and distributions	—	(0.400)	(0.565)	(0.327)	(0.292)	(0.306)
Net asset value, end of period	$ 30.207	$ 26.296	$ 22.284	$ 17.549	$ 18.804	$ 15.890
Total return[3]	14.88%	19.82%	30.29%	(4.93%)	20.17%	12.14%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$437,512	$372,061	$283,135	$178,279	$139,832	$ 86,644
Ratio of expenses to average net assets[4]	0.25%	0.26%	0.26%	0.26%	0.25%	0.24%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.30%	0.31%	0.31%	0.31%	0.30%	0.29%
Ratio of net investment income to average net assets	1.05% [5]	1.47%	1.64%	1.57%	1.64%	1.82%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.00% [5]	1.42%	1.59%	1.52%	1.59%	1.77%
Portfolio turnover	7%	15%	11%	17%	9%	12%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Vanguard Allocation Funds–12

LVIP Vanguard Domestic Equity ETF Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Vanguard Domestic Equity ETF Fund Service Class
	Six Months Ended 6/30/21[1] (unaudited)	Year Ended
		12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$ 26.260	$ 22.262	$ 17.538	$ 18.789	$ 15.881	$ 14.439
Income (loss) from investment operations:
Net investment income[2]	0.112	0.274	0.284	0.256	0.241	0.235
Net realized and unrealized gain (loss)	3.757	4.067	4.954	(1.226)	2.915	1.476
Total from investment operations	3.869	4.341	5.238	(0.970)	3.156	1.711
Less dividends and distributions from:
Net investment income	—	(0.272)	(0.283)	(0.239)	(0.222)	(0.219)
Net realized gain	—	(0.071)	(0.231)	(0.042)	(0.026)	(0.050)
Total dividends and distributions	—	(0.343)	(0.514)	(0.281)	(0.248)	(0.269)
Net asset value, end of period	$ 30.129	$ 26.260	$ 22.262	$ 17.538	$ 18.789	$ 15.881
Total return[3]	14.73%	19.53%	29.96%	(5.17%)	19.87%	11.86%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$488,160	$435,348	$375,597	$281,086	$264,722	$191,843
Ratio of expenses to average net assets[4]	0.50%	0.51%	0.51%	0.51%	0.50%	0.49%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.55%	0.56%	0.56%	0.56%	0.55%	0.54%
Ratio of net investment income to average net assets	0.80% [5]	1.22%	1.39%	1.32%	1.39%	1.57%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.75% [5]	1.17%	1.34%	1.27%	1.34%	1.52%
Portfolio turnover	7%	15%	11%	17%	9%	12%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Vanguard Allocation Funds–13

LVIP Vanguard International Equity ETF Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Vanguard International Equity ETF Fund Standard Class
	Six Months Ended 6/30/21[1] (unaudited)	Year Ended
		12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$ 12.454	$ 11.453	$ 9.645	$ 11.590	$ 9.207	$ 9.086
Income (loss) from investment operations:
Net investment income[2]	0.120	0.216	0.336	0.286	0.272	0.239
Net realized and unrealized gain (loss)	1.072	1.030	1.804	(1.990)	2.334	0.098
Total from investment operations	1.192	1.246	2.140	(1.704)	2.606	0.337
Less dividends and distributions from:
Net investment income	—	(0.245)	(0.332)	(0.241)	(0.223)	(0.216)
Total dividends and distributions	—	(0.245)	(0.332)	(0.241)	(0.223)	(0.216)
Net asset value, end of period	$ 13.646	$ 12.454	$ 11.453	$ 9.645	$ 11.590	$ 9.207
Total return[3]	9.57%	10.89%	22.20%	(14.71%)	28.31%	3.72%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$244,581	$213,262	$167,736	$ 117,360	$ 99,927	$63,645
Ratio of expenses to average net assets[4]	0.26%	0.27%	0.27%	0.27%	0.27%	0.26%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.31%	0.32%	0.32%	0.32%	0.32%	0.31%
Ratio of net investment income to average net assets	1.82% [5]	2.02%	3.12%	2.56%	2.54%	2.61%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.77% [5]	1.97%	3.07%	2.51%	2.49%	2.56%
Portfolio turnover	5%	19%	5%	12%	9%	13%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Vanguard Allocation Funds–14

LVIP Vanguard International Equity ETF Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Vanguard International Equity ETF Fund Service Class
	Six Months Ended 6/30/21[1] (unaudited)	Year Ended
		12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$ 12.440	$ 11.445	$ 9.641	$ 11.585	$ 9.205	$ 9.085
Income (loss) from investment operations:
Net investment income[2]	0.103	0.189	0.309	0.258	0.245	0.215
Net realized and unrealized gain (loss)	1.071	1.024	1.801	(1.986)	2.331	0.099
Total from investment operations	1.174	1.213	2.110	(1.728)	2.576	0.314
Less dividends and distributions from:
Net investment income	—	(0.218)	(0.306)	(0.216)	(0.196)	(0.194)
Total dividends and distributions	—	(0.218)	(0.306)	(0.216)	(0.196)	(0.194)
Net asset value, end of period	$ 13.614	$ 12.440	$ 11.445	$ 9.641	$ 11.585	$ 9.205
Total return[3]	9.44%	10.61%	21.90%	(14.92%)	27.99%	3.46%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$309,954	$281,429	$255,198	$ 191,711	$170,403	$101,748
Ratio of expenses to average net assets[4]	0.51%	0.52%	0.52%	0.52%	0.52%	0.51%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.56%	0.57%	0.57%	0.57%	0.57%	0.56%
Ratio of net investment income to average net assets	1.57% [5]	1.77%	2.87%	2.31%	2.29%	2.36%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.52% [5]	1.72%	2.82%	2.26%	2.24%	2.31%
Portfolio turnover	5%	19%	5%	12%	9%	13%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Vanguard Allocation Funds–15

LVIP Vanguard Allocation Funds
Notes to Financial Statements
June 30, 2021 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 105 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Vanguard Bond Allocation Fund (formerly, LVIP Dimensional/Vanguard Total Bond Fund), LVIP Vanguard Domestic Equity ETF Fund and LVIP Vanguard International Equity ETF Fund (each, a “Fund”, and collectively, the “Funds”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Funds are diversified management investment companies registered under the 1940 Act. Each Fund sells their shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold each Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The LVIP Vanguard Bond Allocation Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, including exchange-traded funds (“ETFs”) (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign fixed-income securities. The Underlying Funds and ETFs will primarily be those of The Vanguard Group, Inc. In addition to investment company investments, the Fund may invest in individual securities, such as money market instruments.
The LVIP Vanguard Domestic Equity ETF Fund and the LVIP Vanguard International Equity ETF Fund operate under a fund of funds structure and invest a significant portion of their assets in ETFs which, in turn, invest in U.S. and foreign stocks and money market instruments. The underlying ETFs will primarily be Vanguard ETFs®. In addition to ETFs investments, the Funds may invest in individual securities, such as money market instruments.
Financial statements for the Underlying Funds and the underlying ETFs can be found at www.sec.gov.
The investment objective of the LVIP Vanguard Bond Allocation Fund is to seek total return consistent with the preservation of capital. Total return is comprised of income and capital appreciation.
The investment objective of the LVIP Vanguard Domestic Equity ETF Fund and LVIP Vanguard International Equity ETF Fund is to seek long-term capital appreciation.
1. Significant Accounting Policies
Each Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, each Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Funds.
Security Valuation –ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Funds value Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.
Federal Income Taxes–No provision for federal income taxes has been made because each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Funds' federal income tax returns through the six months ended June 30, 2021 and for all open tax years (years ended December 31, 2017-December 31, 2020), and has concluded that no provision for federal income tax is required in the Funds' financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statements of Operations. During six months ended June 30, 2021, the Funds did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
LVIP Vanguard Allocation Funds–16

LVIP Vanguard Allocation Funds
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.
 The Funds declare and distribute dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Funds' investment portfolios, including monitoring of the Funds' investment sub-adviser, and providing certain administrative services to each Fund.   For its services, LIAC receives a management fee at an annual rate of 0.25% of each Fund's average daily net assets.   LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.05% of each of the LVIP Vanguard Domestic Equity ETF Fund and LVIP Vanguard International Equity ETF Fund's average daily net assets.   This agreement will continue at least through April 30, 2022, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LIAC.   The management fee, net of waivers, is calculated daily and paid monthly.   The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LIAC).   Prior to May 1, 2021, the waiver amount for the LVIP Vanguard Bond Allocation Fund was 0.05% of the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Funds. For these services, the Funds reimburse Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statements of Operations. For the six months ended June 30, 2021, costs for these administrative and legal services were as follows:
	LVIP Vanguard Bond Allocation Fund	LVIP Vanguard Domestic Equity ETF Fund	LVIP Vanguard International Equity ETF Fund
Administrative	$34,193	$25,419	$15,434
Legal	5,438	4,042	2,454
Lincoln Life also provides certain contract holder and additional corporate services to the Funds. Each Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of each Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statements of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Funds. The cost of these services is included in “Reports and statements to shareholders” on the Statements of Operations. The Funds reimburse Lincoln Life for the cost of these services. For the six months ended June 30, 2021, these fees were as follows:
	LVIP Vanguard Bond Allocation Fund	LVIP Vanguard Domestic Equity ETF Fund	LVIP Vanguard International Equity ETF Fund
Printing and mailing	$4,213	$3,211	$1,912
The Funds currently offer two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to their distribution and service plan, the Funds are authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fees are calculated daily and paid monthly.
LVIP Vanguard Allocation Funds–17

LVIP Vanguard Allocation Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
In addition to the management fees and other expenses reflected on the Statements of Operations, the Funds indirectly bear the investment management fees and other expenses of the Underlying Funds and ETFs in which they invest. Because each of the Underlying Funds and ETFs has varied expense and fee levels, and the Funds may own different amounts of shares of these Underlying Funds and ETFs at different times, the amount of fees and expenses incurred indirectly will vary.
At June 30, 2021, each Fund had liabilities payable to affiliates as follows:
	LVIP Vanguard Bond Allocation Fund	LVIP Vanguard Domestic Equity ETF Fund	LVIP Vanguard International Equity ETF Fund
Management fees payable to LIAC	$248,727	$150,086	$91,889
Distribution fees payable to LFD	204,486	98,976	64,406
Printing and mailing fees payable to Lincoln Life	4,213	3,211	1,913
Shareholder servicing fees payable to Lincoln Life	28,852	21,763	13,324
Certain officers and trustees of the Funds are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Funds. The Funds pay compensation to unaffiliated trustees.
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Funds and the corresponding investment activity for the six months ended June 30, 2021, were as follows:
LVIP Vanguard Bond Allocation Fund
	Value 12/31/20	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/21	Number of Shares 06/30/21	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-29.92%@
Fixed Income Funds-29.92%@
×DFA VA Short-Term Fixed Portfolio	$ 55,370,916	$ 5,378,723	$ 60,749,640	$ (60,018)	$ 60,019	$ —	—	$ —	$—
×DFA VA Global Bond Portfolio	44,345,253	4,302,979	48,783,293	84,571	50,490	—	—	—	—
×DFA Intermediate Term Extended Quality Portfolio	213,828,845	22,519,117	227,019,439	13,564,831	(22,893,354)	—	—	2,079,969	—
‡Vanguard Core Bond Fund	—	363,260,797	370,299	(758)	2,545,137	365,434,877	17,100,369	1,032,316	—
Money Market Fund-0.00%@
×LVIP Government Money Market Fund	16,789,948	2,152,200	18,942,148	—	—	—	—	710	—
Total	$ 330,334,962	$ 397,613,816	$ 355,864,819	$ 13,588,626	$ (20,237,708)	$ 365,434,877		$ 3,112,995	$ —

@ As a percentage of Net Assets as of June 30, 2021.
× Issuer is no longer an affiliate of the Fund at June 30, 2021.
‡ Issuer was not an investment of the Fund at December 31, 2020.
LVIP Vanguard Allocation Funds–18

LVIP Vanguard Allocation Funds
Notes to Financial Statements (continued)
3. Investments
For the six months ended June 30, 2021, each Fund made purchases and sales of investment securities other than short-term investments as follows:
	LVIP Vanguard Bond Allocation Fund	LVIP Vanguard Domestic Equity ETF Fund	LVIP Vanguard International Equity ETF Fund
Purchases	$1,150,550,146	$60,745,070	$43,061,421
Sales	1,024,338,423	58,957,801	26,620,784
At June 30, 2021, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2021, the cost and unrealized appreciation (depreciation) of investments were as follows:
	LVIP Vanguard Bond Allocation Fund	LVIP Vanguard Domestic Equity ETF Fund	LVIP Vanguard International Equity ETF Fund
Cost of investments	$1,209,975,834	$471,002,487	$846,834,883
Aggregate unrealized appreciation of investments	$ 13,777,671	$457,181,306	$131,037,786
Aggregate unrealized depreciation of investments	(705,744)	—	—
Net unrealized appreciation of investments	$ 13,071,927	$457,181,306	$131,037,786
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Assets and Liabilities are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2021.
U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including each Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP Vanguard Allocation Funds–19

LVIP Vanguard Allocation Funds
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of each Fund's investments by fair value hierarchy levels as of June 30, 2021:
Level 1	LVIP Vanguard Bond Allocation Fund	LVIP Vanguard Domestic Equity ETF Fund	LVIP Vanguard International Equity ETF Fund
Investments:
Assets:
Affiliated Investment Companies	$ 365,434,877	$ —	$ —
Unaffiliated Investment Companies	857,612,884	928,183,793	554,544,757
Total Investments	$1,223,047,761	$928,183,793	$554,544,757
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	LVIP Vanguard Bond Allocation Fund		LVIP Vanguard Domestic Equity ETF Fund		LVIP Vanguard International Equity ETF Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	6/30/21	12/31/20	6/30/21	12/31/20	6/30/21	12/31/20
Shares sold:
Standard Class	3,355,911	5,529,770	840,717	2,795,799	1,553,045	3,569,771
Service Class	10,940,576	16,991,712	1,137,363	2,757,944	2,278,855	3,851,974
Shares reinvested:
Standard Class	—	253,071	—	215,841	—	331,811
Service Class	—	1,053,843	—	218,122	—	393,702
	14,296,487	23,828,396	1,978,080	5,987,706	3,831,900	8,147,258
Shares redeemed:
Standard Class	(575,734)	(3,056,001)	(506,128)	(1,568,295)	(753,537)	(1,422,706)
Service Class	(2,674,019)	(12,112,314)	(1,513,289)	(3,269,505)	(2,133,897)	(3,920,738)
	(3,249,753)	(15,168,315)	(2,019,417)	(4,837,800)	(2,887,434)	(5,343,444)
Net increase (decrease)	11,046,734	8,660,081	(41,337)	1,149,906	944,466	2,803,814
5. Line of Credit
The Funds, along with other funds in the Trust (“Participants”), are participants in a $300,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 16, 2022.
The Funds had no amounts outstanding as of June 30, 2021, or at any time during the period then ended.
6. Risk Factors
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds' investments. For example, the novel coronavirus (COVID-19), which was
LVIP Vanguard Allocation Funds–20

LVIP Vanguard Allocation Funds
Notes to Financial Statements (continued)
 6. Risk Factors (continued)
first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Funds' portfolio investments.
7. Contractual Obligations
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown; however, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of material loss to be remote.
8. Recent Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) - Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying this ASU.
9. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Funds financial statements.
LVIP Vanguard Allocation Funds–21

LVIP Vanguard Allocation Funds
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Funds have established a liquidity risk management program to govern their approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Funds' investment adviser. The Funds' Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting each Fund's compliance with limits on investments in illiquid assets and mitigating the risk that a Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Fund's liquidity and the periodic classification and re-classification of a Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 8-9, 2021, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2020 through December 31, 2020. During the period covered by the report, there was one liquidity event due to an extended Taiwanese foreign holiday in February 2020 that caused the LVIP SSGA Emerging Markets Equity Index Fund to classify its Taiwanese securities as illiquid for one day, which caused the Fund to exceed the 15% limit on illiquid securities on that day. The LVIP SSGA Emerging Markets Equity Index Fund was under the 15% limitation the following business day, and there was no impact on the Funds ability to timely meet redemptions. There were no additional liquidity events that impacted the Funds or their respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Funds' liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to each Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP Vanguard Allocation Funds–22

LVIP Wellington Capital Growth Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2021

LVIP Wellington Capital Growth Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Wellington Capital Growth Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2021 to June 30, 2021
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021 to June 30, 2021.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers in effect.
Expense Analysis of an Investment of $1,000
	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Annualized Expense Ratio	Expenses Paid During Period 1/1/21 to 6/30/21*
Actual
Standard Class Shares	$1,000.00	$1,112.60	0.70%	$3.67
Service Class Shares	1,000.00	1,111.20	0.95%	4.97
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.30	0.70%	$3.51
Service Class Shares	1,000.00	1,020.10	0.95%	4.76

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Wellington Capital Growth Fund–1

LVIP Wellington Capital Growth Fund
Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)
As of June 30, 2021
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Common Stock	100.04%
Aerospace & Defense	1.35%
Beverages	2.79%
Biotechnology	0.92%
Capital Markets	2.78%
Commercial Services & Supplies	1.24%
Consumer Finance	1.57%
Electronic Equipment, Instruments & Components	0.63%
Energy Equipment & Services	0.41%
Entertainment	0.76%
Equity Real Estate Investment Trusts	0.48%
Health Care Equipment & Supplies	2.45%
Health Care Providers & Services	1.61%
Hotels, Restaurants & Leisure	3.93%
Insurance	1.26%
Interactive Media & Services	12.43%
Internet & Direct Marketing Retail	7.33%
IT Services	14.91%
Life Sciences Tools & Services	1.97%
Machinery	0.23%
Pharmaceuticals	0.25%
Professional Services	2.90%
Road & Rail	0.87%
Semiconductors & Semiconductor Equipment	5.71%
Software	20.62%
Specialty Retail	2.21%
Technology Hardware, Storage & Peripherals	7.28%
Textiles, Apparel & Luxury Goods	1.15%
Money Market Fund	0.23%
Total Investments	100.27%
Liabilities Net of Receivables and Other Assets	(0.27%)
Total Net Assets	100.00%
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
Microsoft	8.05%
Amazon.com	7.33%
Apple	7.28%
Alphabet Class C	4.73%
Facebook Class A	4.41%
Mastercard Class A	3.12%
PayPal Holdings	2.95%
Adobe	2.36%
salesforce.com	2.07%
Advanced Micro Devices	1.99%
Total	44.29%

IT–Information Technology

LVIP Wellington Capital Growth Fund–2

LVIP Wellington Capital Growth Fund
Statement of Net Assets
June 30, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–100.04%
Aerospace & Defense–1.35%
†Airbus SE Sponsored ADR	141,400	$ 4,553,080
Northrop Grumman	21,357	7,761,775
		12,314,855
Beverages–2.79%
Constellation Brands Class A	68,736	16,076,663
†Monster Beverage	103,508	9,455,456
		25,532,119
Biotechnology–0.92%
†Seagen	53,279	8,411,689
		8,411,689
Capital Markets–2.78%
Blackstone Group Class A	71,788	6,973,486
†Coinbase Global Class A	11,872	3,007,178
MarketAxess Holdings	19,842	9,198,553
S&P Global	15,121	6,206,414
		25,385,631
Commercial Services & Supplies–1.24%
†Copart	86,171	11,359,923
		11,359,923
Consumer Finance–1.57%
American Express	87,157	14,400,951
		14,400,951
Electronic Equipment, Instruments & Components–0.63%
CDW	32,800	5,728,520
		5,728,520
Energy Equipment & Services–0.41%
Schlumberger	117,201	3,751,604
		3,751,604
Entertainment–0.76%
†Walt Disney	39,778	6,991,779
		6,991,779
Equity Real Estate Investment Trusts–0.48%
Equinix	5,491	4,407,077
		4,407,077
Health Care Equipment & Supplies–2.45%
†ABIOMED	34,664	10,818,981
†Boston Scientific	270,136	11,551,015
		22,369,996
Health Care Providers & Services–1.61%
UnitedHealth Group	36,791	14,732,588
		14,732,588
Hotels, Restaurants & Leisure–3.93%
†Airbnb Class A	75,646	11,584,428
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
†Booking Holdings	3,689	$ 8,071,864
†DraftKings Class A	190,504	9,938,594
†Hilton Worldwide Holdings	52,355	6,315,060
		35,909,946
Insurance–1.26%
†Markel	4,538	5,385,290
Marsh & McLennan	43,927	6,179,650
		11,564,940
Interactive Media & Services–12.43%
†Alphabet Class C	17,262	43,264,096
†Facebook Class A	115,863	40,286,724
†Match Group	49,513	7,983,971
†Snap Class A	146,192	9,961,523
†ZoomInfo Technologies Class A	232,280	12,118,047
		113,614,361
Internet & Direct Marketing Retail–7.33%
†Amazon.com	19,491	67,052,159
		67,052,159
IT Services–14.91%
†Affirm Holdings	73,836	4,972,855
Fidelity National Information Services	79,205	11,220,972
†FleetCor Technologies	52,803	13,520,736
Global Payments	56,020	10,505,991
Mastercard Class A	78,056	28,497,465
†PayPal Holdings	92,489	26,958,694
†Shopify Class A	4,248	6,206,243
†Snowflake Class A	23,391	5,655,944
†Square Class A	68,698	16,748,572
Visa Class A	51,563	12,056,461
		136,343,933
Life Sciences Tools & Services–1.97%
†Illumina	28,384	13,431,593
†Mettler-Toledo International	3,282	4,546,686
		17,978,279
Machinery–0.23%
IDEX	9,390	2,066,269
		2,066,269
Pharmaceuticals–0.25%
Zoetis	12,505	2,330,432
		2,330,432
Professional Services–2.90%
IHS Markit	87,644	9,873,973
†Legalzoom.com	13,000	492,050
LVIP Wellington Capital Growth Fund–3

LVIP Wellington Capital Growth Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Professional Services (continued)
TransUnion	147,241	$ 16,168,534
		26,534,557
Road & Rail–0.87%
†Didi Global ADR	64,194	907,703
†Uber Technologies	140,199	7,026,774
		7,934,477
Semiconductors & Semiconductor Equipment–5.71%
†Advanced Micro Devices	193,566	18,181,655
Microchip Technology	96,749	14,487,195
Monolithic Power Systems	7,062	2,637,304
NVIDIA	21,120	16,898,112
		52,204,266
Software–20.62%
†Adobe	36,859	21,586,105
†Autodesk	47,581	13,888,894
†Avalara	61,482	9,947,788
†DocuSign	16,967	4,743,464
Intuit	20,359	9,979,371
Microsoft	271,719	73,608,677
†nCino	106,440	6,377,885
†Qualtrics International Class A	12,542	479,731
†RingCentral Class A	15,534	4,513,870
†salesforce.com	77,612	18,958,283
†ServiceNow	23,202	12,750,659
†UiPath Class A	4,065	276,135
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Workday Class A	47,985	$ 11,455,939
		188,566,801
Specialty Retail–2.21%
†Burlington Stores	27,375	8,814,476
TJX	168,795	11,380,159
		20,194,635
Technology Hardware, Storage & Peripherals–7.28%
Apple	486,095	66,575,571
		66,575,571
Textiles, Apparel & Luxury Goods–1.15%
†Lululemon Athletica	28,840	10,525,735
		10,525,735
Total Common Stock (Cost $400,181,753)		914,783,093

MONEY MARKET FUND–0.23%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 0.03%)	2,064,583	2,064,583
Total Money Market Fund (Cost $2,064,583)		2,064,583

TOTAL INVESTMENTS–100.27% (Cost $402,246,336)	916,847,676
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.27%)	(2,474,361)
NET ASSETS APPLICABLE TO 11,245,215 SHARES OUTSTANDING–100.00%	$914,373,315
NET ASSET VALUE PER SHARE–LVIP WELLINGTON CAPITAL GROWTH FUND STANDARD CLASS ($369,025,884 / 4,433,806 Shares)	$83.230
NET ASSET VALUE PER SHARE–LVIP WELLINGTON CAPITAL GROWTH FUND SERVICE CLASS ($545,347,431 / 6,811,409 Shares)	$80.064
COMPONENTS OF NET ASSETS AT JUNE 30, 2021:
Shares of beneficial interest (unlimited authorization–no par)	$254,034,392
Distributable earnings/(accumulated loss)	660,338,923
TOTAL NET ASSETS	$914,373,315

† Non-income producing.
★ Includes $1,868,952 payable for securities purchased, $886,987 payable for fund shares redeemed, $40,950 other accrued expenses payable and $600,132 due to manager and affiliates as of June 30, 2021.

LVIP Wellington Capital Growth Fund–4

LVIP Wellington Capital Growth Fund
Statement of Net Assets (continued)
Summary of Abbreviations:
ADR–American Depositary Receipt
IT–Information Technology
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP Wellington Capital Growth Fund–5

LVIP Wellington Capital Growth Fund
Statement of Operations
Six Months Ended June 30, 2021 (unaudited)
INVESTMENT INCOME:
Dividends	$ 2,152,434
Foreign taxes withheld	(4,442)
2,147,992
EXPENSES:
Management fees	2,910,555
Distribution fees-Service Class	655,017
Shareholder servicing fees	125,984
Accounting and administration expenses	81,290
Professional fees	19,317
Trustees’ fees and expenses	9,536
Reports and statements to shareholders	8,210
Custodian fees	3,437
Consulting fees	1,359
Pricing fees	562
Other	11,398
3,826,665
Less:
Management fees waived	(149,028)
Total operating expenses	3,677,637
NET INVESTMENT LOSS	(1,529,645)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Investments	62,936,266
Foreign currencies	132
Net realized gain	62,936,398
Net change in unrealized appreciation (depreciation) of investments	33,159,063
NET REALIZED AND UNREALIZED GAIN	96,095,461
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$94,565,816
See accompanying notes, which are an integral part of the financial statements.
LVIP Wellington Capital Growth Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/21 (unaudited)	Year Ended 12/31/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$ (1,529,645)	$ (2,297,833)
Net realized gain	62,936,398	105,750,606
Net change in unrealized appreciation (depreciation)	33,159,063	163,308,843
Net increase in net assets resulting from operations	94,565,816	266,761,616
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(24,592,977)
Service Class	—	(41,445,528)
	—	(66,038,505)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	23,716,743	49,585,365
Service Class	20,562,690	92,372,798
Reinvestment of dividends and distributions:
Standard Class	—	24,592,977
Service Class	—	41,445,528
	44,279,433	207,996,668
Cost of shares redeemed:
Standard Class	(25,820,103)	(52,146,607)
Service Class	(61,658,072)	(147,997,530)
	(87,478,175)	(200,144,137)
Increase (decrease) in net assets derived from capital share transactions	(43,198,742)	7,852,531
NET INCREASE IN NET ASSETS	51,367,074	208,575,642
NET ASSETS:
Beginning of period	863,006,241	654,430,599
End of period	$914,373,315	$ 863,006,241
See accompanying notes, which are an integral part of the financial statements.
LVIP Wellington Capital Growth Fund–6

LVIP Wellington Capital Growth Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Wellington Capital Growth Fund Standard Class
	Six Months Ended 6/30/21[1] (unaudited)	Year Ended
		12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$ 74.780	$ 56.741	$ 43.556	$ 45.771	$ 35.922	$ 38.974
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.077)	(0.103)	(0.006)	(0.001)	0.033	0.033
Net realized and unrealized gain	8.527	23.994	17.676	1.127	12.657	0.102
Total from investment operations	8.450	23.891	17.670	1.126	12.690	0.135
Less dividends and distributions from:
Net realized gain	—	(5.852)	(4.485)	(3.341)	(2.841)	(3.187)
Total dividends and distributions	—	(5.852)	(4.485)	(3.341)	(2.841)	(3.187)
Net asset value, end of period	$ 83.230	$ 74.780	$ 56.741	$ 43.556	$ 45.771	$ 35.922
Total return[3]	11.26%	43.03%	41.38%	1.35%	35.86%	0.10%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$369,026	$333,154	$235,426	$171,308	$170,877	$128,537
Ratio of expenses to average net assets	0.70%	0.71%	0.73%	0.74%	0.75%	0.75%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.73%	0.74%	0.76%	0.76%	0.76%	0.75%
Ratio of net investment income (loss) to average net assets	(0.20%)	(0.16%)	(0.01%)	(0.00%)	0.08%	0.09%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.23%)	(0.19%)	(0.04%)	(0.02%)	0.07%	0.09%
Portfolio turnover	15%	27%	30%	30%	27%	31%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Wellington Capital Growth Fund–7

LVIP Wellington Capital Growth Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Wellington Capital Growth Fund Service Class
	Six Months Ended 6/30/21[1] (unaudited)	Year Ended
		12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$ 72.024	$ 54.949	$ 42.392	$ 44.731	$ 35.244	$ 38.390
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.167)	(0.256)	(0.135)	(0.122)	(0.071)	(0.060)
Net realized and unrealized gain	8.207	23.183	17.177	1.124	12.399	0.101
Total from investment operations	8.040	22.927	17.042	1.002	12.328	0.041
Less dividends and distributions from:
Net realized gain	—	(5.852)	(4.485)	(3.341)	(2.841)	(3.187)
Total dividends and distributions	—	(5.852)	(4.485)	(3.341)	(2.841)	(3.187)
Net asset value, end of period	$ 80.064	$ 72.024	$ 54.949	$ 42.392	$ 44.731	$ 35.244
Total return[3]	11.12%	42.67%	41.03%	1.10%	35.52%	(0.15%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$545,347	$529,852	$419,005	$328,878	$343,525	$298,355
Ratio of expenses to average net assets	0.95%	0.96%	0.98%	0.99%	1.00%	1.00%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.98%	0.99%	1.01%	1.01%	1.01%	1.00%
Ratio of net investment income (loss) to average net assets	(0.45%)	(0.41%)	(0.26%)	(0.25%)	(0.17%)	(0.16%)
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.48%)	(0.44%)	(0.29%)	(0.27%)	(0.18%)	(0.16%)
Portfolio turnover	15%	27%	30%	30%	27%	31%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Wellington Capital Growth Fund–8

LVIP Wellington Capital Growth Fund
Notes to Financial Statements
June 30, 2021 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 105 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Wellington Capital Growth Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek capital growth. Realization of income is not a significant investment consideration and any income realized will be incidental.
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2021 and for all open tax years (years ended December 31, 2017-December 31, 2020), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2021, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
LVIP Wellington Capital Growth Fund–9

LVIP Wellington Capital Growth Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. Commission rebates are included in “Net realized gain (loss) from investments” on the Statement of Operations and totaled $2,165 for the six months ended June 30, 2021. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.75% of the first $100 million of the Fund's average daily net assets; 0.70% of the next $150 million; 0.65% of the next $750 million; and 0.60% of the Fund's average daily net assets in excess of $1 billion.   LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.05% on the first $100 million of average daily net assets of the Fund; 0.000% on the next $150 million; 0.025% on the next $250 million; and 0.05% on the excess of $500 million of average daily net assets of the Fund.   The agreement will continue at least through April 30, 2022, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.   The management fee, net of waivers, is calculated daily and paid monthly.
Wellington Management Company LLP (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2021, costs for these administrative and legal services were as follows:
Administrative	$26,013
Legal	4,137
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $3,224 for the six months ended June 30, 2021.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
LVIP Wellington Capital Growth Fund–10

LVIP Wellington Capital Growth Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
At June 30, 2021, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LIAC	$465,916
Distribution fees payable to LFD	109,714
Printing and mailing fees payable to Lincoln Life	3,224
Shareholder servicing fees payable to Lincoln Life	21,278
The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price.
For the six months ended June 30, 2021, the Fund did not engage in any 17a-7 securities purchases or sales.
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2021, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$134,263,549
Sales	177,474,658
At June 30, 2021, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2021, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$402,246,336
Aggregate unrealized appreciation of investments	$518,601,978
Aggregate unrealized depreciation of investments	(4,000,638)
Net unrealized appreciation of investments	$514,601,340
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2021.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP Wellington Capital Growth Fund–11

LVIP Wellington Capital Growth Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$914,783,093	$—	$—	$914,783,093
Money Market Fund	2,064,583	—	—	2,064,583
Total Investments	$916,847,676	$—	$—	$916,847,676
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/21	12/31/20
Shares sold:
Standard Class	311,354	756,373
Service Class	278,239	1,476,682
Shares reinvested:
Standard Class	—	352,305
Service Class	—	616,053
	589,593	3,201,413
Shares redeemed:
Standard Class	(332,688)	(802,650)
Service Class	(823,425)	(2,361,424)
	(1,156,113)	(3,164,074)
Net increase (decrease)	(566,520)	37,339
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $300,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 16, 2022.
The Fund had no amounts outstanding as of June 30, 2021, or at any time during the period then ended.
6. Risk Factors
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2021. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
LVIP Wellington Capital Growth Fund–12

LVIP Wellington Capital Growth Fund
Notes to Financial Statements (continued)
8. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Wellington Capital Growth Fund–13

LVIP Wellington Capital Growth Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 8-9, 2021, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2020 through December 31, 2020. During the period covered by the report, there was one liquidity event due to an extended Taiwanese foreign holiday in February 2020 that caused the LVIP SSGA Emerging Markets Equity Index Fund to classify its Taiwanese securities as illiquid for one day, which caused the Fund to exceed the 15% limit on illiquid securities on that day. The LVIP SSGA Emerging Markets Equity Index Fund was under the 15% limitation the following business day, and there was no impact on the Fund ability to timely meet redemptions. There were no additional liquidity events that impacted the Fund or its respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP Wellington Capital Growth Fund–14

LVIP Wellington SMID Cap Value Fund
(formerly LVIP Wellington Mid-Cap Value Fund)
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2021

LVIP Wellington SMID Cap Value Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Wellington SMID Cap Value Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2021 to June 30, 2021
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021 to June 30, 2021.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers in effect.
Expense Analysis of an Investment of $1,000
	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Annualized Expense Ratio	Expenses Paid During Period 1/1/21 to 6/30/21*
Actual
Standard Class Shares	$1,000.00	$1,168.20	0.78%	$4.19
Service Class Shares	1,000.00	1,166.70	1.03%	5.53
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,020.90	0.78%	$3.91
Service Class Shares	1,000.00	1,019.70	1.03%	5.16

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Wellington SMID Cap Value Fund–1

LVIP Wellington SMID Cap Value Fund
Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)
As of June 30, 2021
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Common Stock	98.59%
Aerospace & Defense	1.08%
Airlines	0.77%
Auto Components	1.06%
Automobiles	0.39%
Banks	11.46%
Building Products	1.91%
Chemicals	2.40%
Commercial Services & Supplies	1.86%
Communications Equipment	4.23%
Construction & Engineering	0.76%
Construction Materials	0.67%
Containers & Packaging	1.60%
Diversified Consumer Services	0.67%
Diversified Financial Services	1.78%
Electric Utilities	3.27%
Electronic Equipment, Instruments & Components	2.36%
Equity Real Estate Investment Trusts	11.40%
Food & Staples Retailing	1.65%
Food Products	1.40%
Health Care Equipment & Supplies	3.03%
Health Care Providers & Services	3.93%
Hotels, Restaurants & Leisure	4.04%
Household Durables	1.38%
Insurance	8.01%
IT Services	1.00%
Life Sciences Tools & Services	2.01%
Machinery	9.55%
Media	0.78%
Metals & Mining	1.16%
Oil, Gas & Consumable Fuels	2.80%
Professional Services	1.49%
Road & Rail	0.82%
Semiconductors & Semiconductor Equipment	2.19%
Textiles, Apparel & Luxury Goods	2.97%
Thrifts & Mortgage Finance	1.21%
Trading Companies & Distributors	1.50%
Money Market Fund	1.40%
Total Investments	99.99%
Receivables and Other Assets Net of Liabilities	0.01%
Total Net Assets	100.00%
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
Diamondback Energy	2.08%
Assurant	2.04%
Syneos Health	2.01%
South State	1.95%
Lumentum Holdings	1.95%
Colfax	1.91%
Clean Harbors	1.86%
Zions Bancorp	1.83%
Western Alliance Bancorp	1.82%
Voya Financial	1.78%
Total	19.23%

IT–Information Technology

LVIP Wellington SMID Cap Value Fund–2

LVIP Wellington SMID Cap Value Fund
Statement of Net Assets
June 30, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–98.59%
Aerospace & Defense–1.08%
Moog Class A	25,594	$ 2,151,432
Spirit AeroSystems Holdings Class A	29,831	1,407,725
		3,559,157
Airlines–0.77%
†JetBlue Airways	151,492	2,542,036
		2,542,036
Auto Components–1.06%
Gentex	105,117	3,478,322
		3,478,322
Automobiles–0.39%
Thor Industries	11,337	1,281,081
		1,281,081
Banks–11.46%
Atlantic Union Bankshares	127,477	4,617,217
BancorpSouth Bank	199,440	5,650,135
South State	78,621	6,428,053
Sterling Bancorp	157,081	3,894,038
Synovus Financial	116,340	5,104,999
Western Alliance Bancorp	64,443	5,983,533
Zions Bancorp	113,965	6,024,190
		37,702,165
Building Products–1.91%
†JELD-WEN Holding	159,257	4,182,089
†PGT Innovations	90,990	2,113,697
		6,295,786
Chemicals–2.40%
Celanese	33,331	5,052,980
FMC	26,291	2,844,686
		7,897,666
Commercial Services & Supplies–1.86%
†Clean Harbors	65,792	6,127,867
		6,127,867
Communications Equipment–4.23%
†Ciena	50,617	2,879,601
†F5 Networks	24,801	4,629,355
†Lumentum Holdings	78,243	6,418,273
		13,927,229
Construction & Engineering–0.76%
†Fluor	141,515	2,504,815
		2,504,815
Construction Materials–0.67%
Buzzi Unicem	82,867	2,198,066
		2,198,066
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Containers & Packaging–1.60%
Crown Holdings	51,459	$ 5,259,624
		5,259,624
Diversified Consumer Services–0.67%
H&R Block	93,818	2,202,847
		2,202,847
Diversified Financial Services–1.78%
Voya Financial	95,313	5,861,749
		5,861,749
Electric Utilities–3.27%
Alliant Energy	63,947	3,565,685
Evergy	60,251	3,640,968
Portland General Electric	77,287	3,561,385
		10,768,038
Electronic Equipment, Instruments & Components–2.36%
†II-VI	49,363	3,583,260
†Rogers	20,737	4,163,990
		7,747,250
Equity Real Estate Investment Trusts–11.40%
American Assets Trust	66,489	2,479,375
American Campus Communities	70,534	3,295,348
Americold Realty Trust	109,345	4,138,708
Essential Properties Realty Trust	208,525	5,638,516
First Industrial Realty Trust	44,787	2,339,225
Gaming and Leisure Properties	118,423	5,486,538
†Host Hotels & Resorts	232,931	3,980,791
Life Storage	39,886	4,281,762
†Ryman Hospitality Properties	74,214	5,859,937
		37,500,200
Food & Staples Retailing–1.65%
†U.S. Foods Holding	141,276	5,419,347
		5,419,347
Food Products–1.40%
†Hostess Brands	285,005	4,614,231
		4,614,231
Health Care Equipment & Supplies–3.03%
†Haemonetics	35,679	2,377,649
Hill-Rom Holdings	29,194	3,316,146
†Integra LifeSciences Holdings	62,595	4,271,483
		9,965,278
Health Care Providers & Services–3.93%
†Acadia Healthcare	50,328	3,158,082
Encompass Health	70,071	5,467,640
LVIP Wellington SMID Cap Value Fund–3

LVIP Wellington SMID Cap Value Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services (continued)
†Molina Healthcare	16,968	$ 4,293,922
		12,919,644
Hotels, Restaurants & Leisure–4.04%
†Bloomin' Brands	86,709	2,353,282
†Boyd Gaming	30,022	1,846,053
†Denny's	123,977	2,044,381
†Six Flags Entertainment	84,063	3,638,247
Wyndham Hotels & Resorts	47,177	3,410,425
		13,292,388
Household Durables–1.38%
Leggett & Platt	47,770	2,474,964
Lennar Class A	20,610	2,047,604
		4,522,568
Insurance–8.01%
†Alleghany	7,581	5,057,058
Assurant	42,880	6,696,998
CNO Financial Group	149,400	3,528,828
Hanover Insurance Group	40,012	5,427,228
Kemper	53,746	3,971,829
Lancashire Holdings	194,675	1,649,425
		26,331,366
IT Services–1.00%
Amdocs	42,357	3,276,738
		3,276,738
Life Sciences Tools & Services–2.01%
†Syneos Health	73,922	6,615,280
		6,615,280
Machinery–9.55%
†Colfax	136,835	6,268,412
†Ingersoll Rand	91,999	4,490,471
Kennametal	113,472	4,075,914
†Meritor	104,112	2,438,303
†Middleby	28,320	4,906,723
Rexnord	85,546	4,280,722
SPX FLOW	75,905	4,952,042
		31,412,587
Media–0.78%
TEGNA	137,453	2,578,618
		2,578,618
Metals & Mining–1.16%
Reliance Steel & Aluminum	25,317	3,820,335
		3,820,335
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels–2.80%
Delek US Holdings	108,879	$ 2,353,964
Diamondback Energy	72,875	6,842,234
		9,196,198
Professional Services–1.49%
Leidos Holdings	48,573	4,910,730
		4,910,730
Road & Rail–0.82%
Knight-Swift Transportation Holdings	59,340	2,697,596
		2,697,596
Semiconductors & Semiconductor Equipment–2.19%
MKS Instruments	25,820	4,594,669
†Tower Semiconductor	88,332	2,599,611
		7,194,280
Textiles, Apparel & Luxury Goods–2.97%
Carter's	33,415	3,447,426
Columbia Sportswear	16,780	1,650,481
Steven Madden	106,532	4,661,840
		9,759,747
Thrifts & Mortgage Finance–1.21%
MGIC Investment	292,972	3,984,419
		3,984,419
Trading Companies & Distributors–1.50%
†AerCap Holdings	96,455	4,939,461
		4,939,461
Total Common Stock (Cost $231,201,170)		324,304,709

MONEY MARKET FUND–1.40%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 0.03%)	4,589,462	4,589,462
Total Money Market Fund (Cost $4,589,462)		4,589,462

TOTAL INVESTMENTS–99.99% (Cost $235,790,632)	328,894,171
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.01%	39,635
NET ASSETS APPLICABLE TO 10,892,729 SHARES OUTSTANDING–100.00%	$328,933,806
LVIP Wellington SMID Cap Value Fund–4

LVIP Wellington SMID Cap Value Fund
Statement of Net Assets (continued)
NET ASSET VALUE PER SHARE–LVIP WELLINGTON SMID CAP VALUE FUND STANDARD CLASS ($181,426,170 / 5,991,954 Shares)	$30.278
NET ASSET VALUE PER SHARE–LVIP WELLINGTON SMID CAP VALUE FUND SERVICE CLASS ($147,507,636 / 4,900,775 Shares)	$30.099
COMPONENTS OF NET ASSETS AT JUNE 30, 2021:
Shares of beneficial interest (unlimited authorization–no par)	$219,287,369
Distributable earnings/(accumulated loss)	109,646,437
TOTAL NET ASSETS	$328,933,806

† Non-income producing.
★ Includes $665,874 payable for securities purchased, $319,889 payable for fund shares redeemed, $33,088 other accrued expenses payable and $232,840 due to manager and affiliates as of June 30, 2021.

Summary of Abbreviations:
IT–Information Technology
See accompanying notes, which are an integral part of the financial statements.
LVIP Wellington SMID Cap Value Fund–5

LVIP Wellington SMID Cap Value Fund
Statement of Operations
Six Months Ended June 30, 2021 (unaudited)
INVESTMENT INCOME:
Dividends	$ 2,151,356
Foreign taxes withheld	(13,175)
2,138,181
EXPENSES:
Management fees	1,264,180
Distribution fees-Service Class	181,960
Shareholder servicing fees	46,210
Accounting and administration expenses	36,326
Professional fees	15,205
Pricing fees	11,496
Reports and statements to shareholders	3,314
Trustees’ fees and expenses	3,273
Custodian fees	2,669
Consulting fees	1,199
Other	5,190
1,571,022
Less:
Management fees waived	(139,344)
Total operating expenses	1,431,678
NET INVESTMENT INCOME	706,503
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	26,056,801
Foreign currencies	(54)
Net realized gain	26,056,747
Net change in unrealized appreciation (depreciation) of:
Investments	21,205,866
Foreign currencies	(404)
Net change in unrealized appreciation (depreciation)	21,205,462
NET REALIZED AND UNREALIZED GAIN	47,262,209
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$47,968,712
See accompanying notes, which are an integral part of the financial statements.
LVIP Wellington SMID Cap Value Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/21 (unaudited)	Year Ended 12/31/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 706,503	$ 1,783,499
Net realized gain (loss)	26,056,747	(7,427,762)
Net change in unrealized appreciation (depreciation)	21,205,462	21,971,634
Net increase in net assets resulting from operations	47,968,712	16,327,371
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(10,039,683)
Service Class	—	(8,391,695)
Return of capital:
Standard Class	—	(135,080)
Service Class	—	(89,370)
	—	(18,655,828)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	14,904,033	43,478,883
Service Class	12,626,821	27,973,877
Reinvestment of dividends and distributions:
Standard Class	—	10,174,763
Service Class	—	8,481,065
	27,530,854	90,108,588
Cost of shares redeemed:
Standard Class	(12,618,747)	(35,287,278)
Service Class	(21,318,976)	(25,034,131)
	(33,937,723)	(60,321,409)
Increase (decrease) in net assets derived from capital share transactions	(6,406,869)	29,787,179
NET INCREASE IN NET ASSETS	41,561,843	27,458,722
NET ASSETS:
Beginning of period	287,371,963	259,913,241
End of period	$328,933,806	$287,371,963
See accompanying notes, which are an integral part of the financial statements.
LVIP Wellington SMID Cap Value Fund–6

LVIP Wellington SMID Cap Value Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Wellington SMID Cap Value Fund Standard Class
	Six Months Ended 6/30/21[1] (unaudited)	Year Ended
		12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$ 25.906	$ 27.575	$ 22.929	$ 27.870	$ 25.200	$ 22.460
Income (loss) from investment operations:
Net investment income[2]	0.082	0.190	0.265	0.173	0.098	0.111
Net realized and unrealized gain (loss)	4.290	(0.121)	6.599	(4.079)	3.241	2.823
Total from investment operations	4.372	0.069	6.864	(3.906)	3.339	2.934
Less dividends and distributions from:
Net investment income	—	(0.182)	(0.259)	(0.184)	(0.108)	(0.121)
Net realized gain	—	(1.533)	(1.959)	(0.851)	(0.561)	(0.073)
Return of capital	—	(0.023)	—	—	—	—
Total dividends and distributions	—	(1.738)	(2.218)	(1.035)	(0.669)	(0.194)
Net asset value, end of period	$ 30.278	$ 25.906	$ 27.575	$ 22.929	$ 27.870	$ 25.200
Total return[3]	16.82%	1.77%	30.59%	(14.53%)	13.43%	13.07%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$181,426	$153,274	$134,735	$ 100,655	$123,063	$ 93,907
Ratio of expenses to average net assets	0.78%	0.83%	0.83%	0.87%	0.88%	0.92%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.87%	0.92%	0.92%	0.92%	0.92%	0.94%
Ratio of net investment income to average net assets	0.55%	0.85%	1.01%	0.63%	0.36%	0.48%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.47%	0.76%	0.92%	0.58%	0.32%	0.46%
Portfolio turnover	29%	77%	54%	58%	38%	50%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Wellington SMID Cap Value Fund–7

LVIP Wellington SMID Cap Value Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Wellington SMID Cap Value Fund Service Class
	Six Months Ended 6/30/21[1] (unaudited)	Year Ended
		12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$ 25.785	$ 27.469	$ 22.856	$ 27.780	$ 25.124	$ 22.400
Income (loss) from investment operations:
Net investment income[2]	0.045	0.134	0.199	0.104	0.032	0.053
Net realized and unrealized gain (loss)	4.269	(0.134)	6.570	(4.059)	3.228	2.808
Total from investment operations	4.314	—	6.769	(3.955)	3.260	2.861
Less dividends and distributions from:
Net investment income	—	(0.134)	(0.197)	(0.118)	(0.043)	(0.064)
Net realized gain	—	(1.533)	(1.959)	(0.851)	(0.561)	(0.073)
Return of capital	—	(0.017)	—	—	—	—
Total dividends and distributions	—	(1.684)	(2.156)	(0.969)	(0.604)	(0.137)
Net asset value, end of period	$ 30.099	$ 25.785	$ 27.469	$ 22.856	$ 27.780	$ 25.124
Total return[3]	16.67%	1.52%	30.27%	(14.75%)	13.15%	12.78%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$147,508	$134,098	$125,178	$ 94,063	$105,476	$ 91,014
Ratio of expenses to average net assets	1.03%	1.08%	1.08%	1.12%	1.13%	1.17%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.12%	1.17%	1.17%	1.17%	1.17%	1.19%
Ratio of net investment income to average net assets	0.30%	0.60%	0.76%	0.38%	0.11%	0.23%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.22%	0.51%	0.67%	0.33%	0.07%	0.21%
Portfolio turnover	29%	77%	54%	58%	38%	50%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Wellington SMID Cap Value Fund–8

LVIP Wellington SMID Cap Value Fund
Notes to Financial Statements
June 30, 2021 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 105 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Wellington SMID Cap Value Fund (formerly LVIP Wellington Mid-Cap Value Fund) (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek long-term capital appreciation.
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2021 and for all open tax years (years ended December 31, 2017-December 31, 2020), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2021, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
LVIP Wellington SMID Cap Value Fund–9

LVIP Wellington SMID Cap Value Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
The Fund invests in master limited partnerships (“MLPs”) which make distributions that are primarily attributable to return of capital. The Fund records investment income and return of capital in the Statement of Operations using management’s estimate of the percentage of income included in the distributions received from each MLP based on historical information from the MLPs and other industry sources. These estimates may be adjusted based on information received from the MLPs after the tax and fiscal year ends.
The return of capital portion of the MLP distributions is a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed its cost basis, the distributions are treated as realized gains. The actual amounts of income and return of capital are only determined by each MLP after its fiscal year-end and may differ from the estimated amounts. For the six months ended June 30, 2021, the Fund estimated that 100% of the MLP distributions received would be treated as a return of capital.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. Commission rebates are included in “Net realized gain (loss) from investments” on the Statement of Operations and totaled $6,278 for the six months ended June 30, 2021. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 1.05% of the first $25 million of the Fund's average daily net assets; 0.95% of the next $25 million; 0.85% of the next $50 million; 0.75% of the next $150 million; and 0.70% of the Fund's average daily net assets in excess of $250 million.   LIAC has contractually agreed to waive a portion of its advisory fee as follows: 0.115% on the first $100 million of the Fund’s average daily net assets and 0.075% of the Fund’s average daily net assets in excess of $100 million.   The agreement will continue at least through April 30, 2022, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.   The management fee, net of waivers, is calculated daily and paid monthly.
Wellington Management Company LLP (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2021, costs for these administrative and legal services were as follows:
Administrative	$9,358
Legal	1,488
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
LVIP Wellington SMID Cap Value Fund–10

LVIP Wellington SMID Cap Value Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $1,196 for the six months ended June 30, 2021.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2021, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LIAC	$192,913
Distribution fees payable to LFD	30,771
Printing and mailing fees payable to Lincoln Life	1,196
Shareholder servicing fees payable to Lincoln Life	7,960
The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price.   Pursuant to these procedures, for the six months ended June 30, 2021, the Fund engaged in securities purchases of $1,062,374.
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2021, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$ 91,276,216
Sales	100,314,685
At June 30, 2021, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2021, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$235,790,632
Aggregate unrealized appreciation of investments	$ 93,853,788
Aggregate unrealized depreciation of investments	(750,249)
Net unrealized appreciation of investments	$ 93,103,539
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2021.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
LVIP Wellington SMID Cap Value Fund–11

LVIP Wellington SMID Cap Value Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$324,304,709	$—	$—	$324,304,709
Money Market Fund	4,589,462	—	—	4,589,462
Total Investments	$328,894,171	$—	$—	$328,894,171
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/21	12/31/20
Shares sold:
Standard Class	505,496	2,127,382
Service Class	431,339	1,324,655
Shares reinvested:
Standard Class	—	483,938
Service Class	—	407,759
	936,835	4,343,734
Shares redeemed:
Standard Class	(429,998)	(1,581,073)
Service Class	(731,211)	(1,088,832)
	(1,161,209)	(2,669,905)
Net increase (decrease)	(224,374)	1,673,829
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $300,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 16, 2022.
The Fund had no amounts outstanding as of June 30, 2021, or at any time during the period then ended.
6. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
LVIP Wellington SMID Cap Value Fund–12

LVIP Wellington SMID Cap Value Fund
Notes to Financial Statements (continued)
 6. Risk Factors (continued)
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.
The Fund invests a significant portion of its assets in mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2021. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Wellington SMID Cap Value Fund–13

LVIP Wellington SMID Cap Value Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 8-9, 2021, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2020 through December 31, 2020. During the period covered by the report, there was one liquidity event due to an extended Taiwanese foreign holiday in February 2020 that caused the LVIP SSGA Emerging Markets Equity Index Fund to classify its Taiwanese securities as illiquid for one day, which caused the Fund to exceed the 15% limit on illiquid securities on that day. The LVIP SSGA Emerging Markets Equity Index Fund was under the 15% limitation the following business day, and there was no impact on the Fund ability to timely meet redemptions. There were no additional liquidity events that impacted the Fund or its respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP Wellington SMID Cap Value Fund–14

LVIP Western Asset Core Bond Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2021

LVIP Western Asset Core Bond Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Western Asset Core Bond Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2021 to June 30, 2021
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”) and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021 to June 30, 2021.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/21	Ending Account Value 6/30/21	Annualized Expense Ratio	Expenses Paid During Period 1/1/21 to 6/30/21*
Actual
Standard Class Shares	$1,000.00	$983.20	0.50%	$2.46
Service Class Shares	1,000.00	982.00	0.75%	3.69
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.30	0.50%	$2.51
Service Class Shares	1,000.00	1,021.10	0.75%	3.76

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Western Asset Core Bond Fund–1

LVIP Western Asset Core Bond Fund
Security Type/Sector Allocation and Credit Quality Ratings (unaudited)
As of June 30, 2021
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Agency Collateralized Mortgage Obligations	0.77%
Agency Commercial Mortgage-Backed Securities	0.50%
Agency Mortgage-Backed Securities	20.50%
Corporate Bonds	33.77%
Aerospace & Defense	1.34%
Agriculture	0.69%
Airlines	0.14%
Apparel	0.13%
Auto Manufacturers	0.27%
Banks	9.87%
Beverages	0.48%
Biotechnology	0.06%
Building Materials	0.00%
Chemicals	0.41%
Commercial Services	0.33%
Computers	0.20%
Cosmetics & Personal Care	0.03%
Diversified Financial Services	0.48%
Electric	1.26%
Electronics	0.04%
Environmental Control	0.07%
Food	0.35%
Forest Products & Paper	0.26%
Health Care Products	0.13%
Health Care Services	0.48%
Household Products Ware	0.01%
Housewares	0.03%
Insurance	0.44%
Internet	0.96%
Investment Company Security	0.02%
Iron & Steel	0.29%
Lodging	0.16%
Machinery Diversified	0.09%
Media	1.31%
Mining	1.11%
Miscellaneous Manufacturing	0.26%
Oil & Gas	4.39%
Oil & Gas Services	0.03%
Pharmaceuticals	2.25%
Pipelines	1.45%
Retail	0.65%
Savings & Loans	0.07%
Semiconductors	0.61%
Software	0.65%
Telecommunications	1.83%
Security Type/Sector	Percentage of Net Assets
Transportation	0.14%
Non-Agency Asset-Backed Securities	6.83%
Non-Agency Collateralized Mortgage Obligations	3.38%
Non-Agency Commercial Mortgage-Backed Securities	4.20%
Regional Bonds	0.14%
Sovereign Bonds	4.86%
U.S. Treasury Obligations	23.57%
Money Market Fund	6.98%
Total Investments	105.50%
Options Written	(0.01%)
Liabilities Net of Receivables and Other Assets	(5.49%)
Total Net Assets	100.00%

Credit Quality Ratings (as a % of fixed income investments)#
U.S. Government	46.02%
AAA	10.89%
AA	8.72%
A	15.84%
BBB	16.68%
BB	1.55%
Non-Rated	0.30%
Total	100.00%

#	For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s Rating Services (“S&P”) or Moody’s Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.

LVIP Western Asset Core Bond Fund–2

LVIP Western Asset Core Bond Fund
Statement of Net Assets
June 30, 2021 (unaudited)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.77%
•Fannie Mae Connecticut Avenue Securities Series 2014-C04 1M2 4.99% (LIBOR01M + 4.90%) 11/25/24	1,875,852	$ 1,941,490
Fannie Mae REMICs
*•Series 2010-100 SV 6.54% (6.63% minus LIBOR01M) 9/25/40	1,723,678	415,350
*Series 2012-101 BI 4.00% 9/25/27	94,776	5,014
*•Series 2013-124 SB 5.86% (5.95% minus LIBOR01M) 12/25/43	363,724	66,688
*•Series 2013-54 BS 6.06% (6.15% minus LIBOR01M) 6/25/43	124,294	30,160
*•Series 2016-61 BS 6.01% (6.10% minus LIBOR01M) 9/25/46	2,193,014	396,501
*•Series 2017-76 SB 6.01% (6.10% minus LIBOR01M) 10/25/57	1,804,872	381,865
*•Series 2017-85 SC 6.11% (6.20% minus LIBOR01M) 11/25/47	380,809	71,070
Series 2020-47 GZ 2.00% 7/25/50	816,147	760,964
*Fannie Mae REMICs
Series 2020-56 DI 2.50% 8/25/50	1,111,076	167,902
Series 2020-57 NI 2.50% 8/25/50	853,800	122,747
Series 2021-1 IG 2.50% 2/25/51	2,064,442	279,491
Series 2021-3 IB 2.50% 2/25/51	2,660,373	441,039
Series 2021-3 QI 2.50% 2/25/51	2,535,169	342,013
Freddie Mac REMICs
*•Series 3973 SA 6.42% (6.49% minus LIBOR01M) 12/15/41	877,176	199,214
*•Series 4057 CS 5.98% (6.05% minus LIBOR01M) 4/15/39	43,846	102
Series 4793 CB 3.00% 5/15/48	1,284,785	1,352,191
Series 4793 CD 3.00% 6/15/48	874,022	919,909
Series 4813 CJ 3.00% 8/15/48	604,810	630,516
*Series 5059 IB 2.50% 1/25/51	1,967,126	311,604
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
*Freddie Mac REMICs
Series 5010 IK 2.50% 9/25/50	611,369	$ 81,222
Series 5010 JI 2.50% 9/25/50	1,423,487	213,881
Series 5013 IN 2.50% 9/25/50	576,918	91,019
Series 5018 MI 2.00% 10/25/50	1,253,105	165,078
•Freddie Mac STACR REMIC Trust
Series 2020-DNA6 M1 0.92% (SOFR30A + 0.90%) 12/25/50	1,393,008	1,393,735
Series 2021-DNA1 M1 0.67% (SOFR30A + 0.65%) 1/25/51	1,142,685	1,142,685
*•Freddie Mac Strips
Series 334 S7 6.03% (6.10% minus LIBOR01M) 8/15/44	1,381,946	282,946
Series 353 S1 5.93% (6.00% minus LIBOR01M) 12/15/46	583,625	120,829
•Freddie Mac Structured Agency Credit Risk Debt Notes Series 2017-DNA3 M2 2.59% (LIBOR01M + 2.50%) 3/25/30	2,070,000	2,112,360
GNMA
*•Series 2007-51 SG 6.49% (6.58% minus LIBOR01M) 8/20/37	201,166	39,621
Series 2010-42 PC 5.00% 7/20/39	39,403	39,921
*Series 2013-53 OI 3.50% 4/20/43	1,200,792	125,149
*•Series 2016-135 SB 6.03% (6.10% minus LIBOR01M) 10/16/46	356,965	93,838
*•Series 2016-21 ST 6.06% (6.15% minus LIBOR01M) 2/20/46	1,793,495	402,525
*Series 2016-84 IG 4.50% 11/16/45	2,623,164	469,010
*•Series 2017-H22 IC 2.43% 11/20/67	1,906,333	186,089
•Series 2018-H13 FC 0.41% (LIBOR01M + 0.30%) 7/20/68	599,783	600,628
*Series 2020-160 IH 2.50% 10/20/50	390,913	56,779
*Series 2020-160 YI 2.50% 10/20/50	2,049,509	293,662
GNMA
Series 2019-123 A 3.00% 10/20/49	126,500	128,079
LVIP Western Asset Core Bond Fund–3

LVIP Western Asset Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
GNMA (continued)
*Series 2020-123 IL 2.50% 8/20/50	488,930	$ 67,283
*Series 2020-123 NI 2.50% 8/20/50	1,454,073	201,912
*Series 2020-127 IN 2.50% 8/20/50	679,426	93,113
*Series 2020-129 IE 2.50% 9/20/50	583,005	80,510
*Series 2020-160 VI 2.50% 10/20/50	584,458	84,263
*Series 2020-47 MI 3.50% 4/20/50	1,474,468	223,420
*Series 2020-47 NI 3.50% 4/20/50	460,065	74,273
•Series 2020-H12 F 0.59% (LIBOR01M + 0.50%) 7/20/70	189,578	191,828
•Series 2020-H13 FA 0.54% (LIBOR01M + 0.45%) 7/20/70	566,701	571,182
•Series 2020-H13 FC 0.54% (LIBOR01M + 0.45%) 7/20/70	166,426	167,746
Total Agency Collateralized Mortgage Obligations (Cost $18,257,852)		18,630,416
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.50%
Fannie Mae-Aces
2.50% 10/25/37	188,335	200,218
3.27% 2/25/29	640,000	718,920
3.45% 1/1/29	830,000	943,796
•Series 2013-M6 1AC 3.53% 2/25/43	82,475	92,164
*•Series 2015-M4 X2 0.50% 7/25/22	8,431,886	9,197
Series 2016-M11 AL 2.94% 7/25/39	322,576	330,121
Series 2018-M15 1A2 3.70% 1/25/36	1,200,000	1,370,740
•Series 2018-M9 APT2 3.23% 4/25/28	97,952	108,471
•Series 2019-M23 3A3 2.72% 10/25/31	599,585	658,002
Series 2019-M4 A2 3.61% 2/25/31	330,000	386,425
*♦•Freddie Mac Multifamily Structured Pass Through Certificates
Series K058 X1 1.05% 8/25/26	27,292,926	1,147,416
Series K094 X1 1.02% 6/25/29	2,994,172	187,180
Series K094 XAM 1.28% 6/25/29	4,850,000	413,552
	Principal Amount°	Value (U.S. $)
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
*♦•Freddie Mac Multifamily Structured Pass Through Certificates (continued)
Series K095 XAM 1.37% 6/25/29	1,200,000	$ 109,154
Series K101 X1 0.95% 10/25/29	1,196,652	74,433
Series K104 XAM 1.51% 2/25/52	2,500,000	270,595
Series K116 X1 1.53% 7/25/30	899,037	98,996
Series K-1520 X1 0.58% 2/25/36	4,998,986	273,384
Series K737 X1 0.75% 10/25/26	7,978,392	241,296
Series K741 X1 0.66% 12/25/27	2,999,621	100,497
Series K742 X1 0.87% 3/25/28	5,999,820	251,691
Series K743 X1 0.93% 5/25/28	4,000,000	236,564
Series KC05 X1 1.34% 6/25/27	1,574,891	72,560
GNMA
•Series 2013-107 AD 2.76% 11/16/47	667,675	697,903
*•Series 2013-50 IO 0.13% 10/16/48	13,813,957	106,656
*•Series 2013-74 IO 0.78% 12/16/53	22,833,334	441,263
•Series 2014-17 AM 3.13% 6/16/48	9,585	10,276
*•Series 2016-128 IO 0.82% 9/16/56	10,492,540	536,906
*•Series 2017-145 IO 0.64% 4/16/57	2,899,596	135,281
*•Series 2017-157 IO 0.59% 12/16/59	1,865,791	97,571
*•Series 2017-8 IO 0.56% 8/16/58	2,534,147	107,519
*•Series 2020-109 AI 0.87% 5/16/60	2,343,585	181,647
*•Series 2020-184 IO 0.91% 11/16/60	2,969,115	248,289
*•Series 2021-110 IO 0.89% 11/16/63	5,000,000	425,184
*•Series 2021-22 IO 0.99% 5/16/63	2,179,070	192,172
*•Series 2021-37 IO 0.81% 1/16/61	2,981,718	233,554
*•Series 2021-60 IO 0.84% 5/16/63	2,492,973	202,499

LVIP Western Asset Core Bond Fund–4

LVIP Western Asset Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GNMA (continued)
*•Series 2021-68 IO 0.90% 10/16/62	2,991,731	$ 243,562
Total Agency Commercial Mortgage-Backed Securities (Cost $13,927,370)		12,155,654
AGENCY MORTGAGE-BACKED SECURITIES–20.50%
Fannie Mae
2.26% 4/1/30	1,269,942	1,339,408
2.95% 7/1/27	1,435,126	1,567,183
3.04% 6/1/29	1,000,000	1,109,898
3.08% 1/1/28	2,670,000	2,936,468
3.16% 5/1/29	389,256	433,662
4.00% 8/1/56	7,226,130	8,031,116
4.00% 6/1/57	1,603,214	1,781,001
4.50% 9/1/57	2,058,675	2,285,189
4.50% 8/1/58	2,180,410	2,440,640
4.50% 1/1/59	213,404	238,875
Fannie Mae S.F. 15 yr
1.50% 12/1/35	476,506	482,993
1.50% 3/1/36	98,514	99,764
3.50% 4/1/32	2,537,081	2,758,626
4.00% 1/1/27	481,281	512,900
Fannie Mae S.F. 15 yr TBA
2.00% 7/1/36	17,200,000	17,740,523
2.50% 7/1/36	5,400,000	5,630,977
Fannie Mae S.F. 20 yr
2.50% 9/1/36	599,882	622,612
2.50% 3/1/38	1,775,627	1,842,739
2.50% 3/1/41	887,818	930,786
2.50% 4/1/41	3,165,707	3,317,830
2.50% 5/1/41	2,582,129	2,694,356
3.00% 7/1/35	513,552	543,700
3.00% 2/1/36	1,244,999	1,310,088
3.00% 4/1/36	973,474	1,026,744
3.00% 7/1/36	2,086,172	2,195,373
3.00% 8/1/36	3,337,783	3,516,247
3.00% 10/1/36	4,177,916	4,406,492
3.00% 12/1/36	3,052,030	3,214,531
3.00% 6/1/38	1,044,636	1,098,610
3.00% 3/1/40	979,411	1,025,689
3.50% 12/1/34	628,845	674,259
3.50% 1/1/35	396,972	424,673
3.50% 2/1/37	261,425	278,334
3.50% 3/1/37	169,062	180,866
3.50% 12/1/37	279,967	301,779
3.50% 8/1/39	248,550	265,491
3.50% 2/1/40	967,635	1,037,589
Fannie Mae S.F. 30 yr
2.00% 8/1/50	266,056	269,190
2.00% 9/1/50	280,397	283,701
2.00% 1/1/51	1,556,320	1,573,657
2.00% 2/1/51	9,239,972	9,344,826
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
2.00% 3/1/51	9,596,239	$ 9,706,376
2.00% 4/1/51	5,248,243	5,306,193
2.50% 10/1/50	2,077,000	2,163,430
2.50% 11/1/50	1,718,844	1,786,252
2.50% 1/1/51	3,389,779	3,524,692
2.50% 2/1/51	3,611,858	3,755,568
2.50% 3/1/51	593,933	617,405
2.50% 4/1/51	891,196	928,525
2.50% 5/1/51	1,098,788	1,142,021
2.50% 6/1/51	5,988,991	6,241,786
3.00% 9/1/46	90,539	95,869
3.00% 10/1/46	1,237,871	1,316,504
3.00% 11/1/46	1,440,024	1,515,354
3.00% 12/1/46	762,535	813,736
3.00% 1/1/47	9,102,523	9,727,583
3.00% 2/1/47	1,649,521	1,753,063
3.00% 9/1/48	368,635	388,270
3.00% 9/1/49	4,050,514	4,297,891
3.00% 10/1/49	65,318	69,066
3.00% 11/1/49	800,046	848,341
3.00% 1/1/50	1,455,008	1,520,788
3.00% 4/1/50	290,125	306,846
3.00% 7/1/50	452,579	479,802
3.00% 8/1/50	610,456	641,732
3.00% 9/1/50	1,094,041	1,159,265
3.50% 12/1/42	165,893	179,738
3.50% 3/1/43	1,275,902	1,377,734
3.50% 11/1/44	12,111,927	13,145,964
3.50% 2/1/45	168,141	182,071
3.50% 4/1/45	271,863	291,031
3.50% 12/1/46	1,706,218	1,827,034
3.50% 2/1/47	510,170	541,886
3.50% 5/1/47	4,367,094	4,651,689
3.50% 10/1/47	178,812	193,582
3.50% 4/1/48	1,818,888	1,961,301
3.50% 11/1/48	6,010,364	6,401,535
3.50% 2/1/50	713,000	752,614
3.50% 6/1/50	7,825,424	8,237,055
3.50% 9/1/50	382,899	403,484
3.50% 5/1/51	598,682	635,494
4.00% 11/1/42	902,778	992,725
4.00% 10/1/44	12,365,650	13,596,073
4.00% 4/1/47	99,879	108,160
4.00% 5/1/47	3,148,139	3,385,272
4.00% 9/1/47	1,273,511	1,364,346
4.00% 10/1/47	324,882	348,094
4.00% 12/1/47	333,279	357,109
4.00% 1/1/48	318,459	342,152
4.00% 9/1/48	2,466,726	2,639,090
4.00% 11/1/48	321,066	342,187
4.00% 12/1/49	455,605	485,163
4.00% 7/1/50	1,339,579	1,439,237
4.50% 6/1/38	1,130,339	1,243,189
4.50% 6/1/39	930,883	1,034,791

LVIP Western Asset Core Bond Fund–5

LVIP Western Asset Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
4.50% 10/1/41	589,431	$ 657,078
4.50% 1/1/42	2,242,389	2,495,355
4.50% 10/1/43	1,131,152	1,260,933
4.50% 3/1/44	6,804	7,519
4.50% 8/1/44	1,846,024	2,047,916
4.50% 3/1/46	1,606,839	1,794,546
4.50% 5/1/46	83,813	92,389
4.50% 6/1/47	1,740,534	1,894,420
4.50% 6/1/48	658,401	726,860
4.50% 7/1/48	880,549	967,669
4.50% 8/1/48	1,350,758	1,484,190
4.50% 10/1/48	1,107,371	1,208,114
4.50% 11/1/48	692,785	762,750
4.50% 12/1/48	822,416	895,303
4.50% 5/1/49	1,249,520	1,365,734
4.50% 9/1/49	5,024,461	5,499,941
4.50% 3/1/50	705,038	774,493
5.00% 4/1/37	19,212	21,697
5.00% 5/1/48	218,020	240,846
5.00% 8/1/48	202,088	221,661
5.00% 9/1/48	1,696,806	1,881,308
5.00% 10/1/48	329,171	361,523
5.00% 11/1/48	2,300,338	2,521,225
5.00% 12/1/48	1,049,533	1,153,100
5.00% 9/1/49	2,664,066	2,959,054
5.00% 12/1/49	3,529,670	3,866,811
5.00% 3/1/50	661,301	724,597
5.50% 5/1/34	397,893	459,286
5.50% 9/1/36	531,737	613,336
5.50% 1/1/38	1,603,202	1,846,603
5.50% 1/1/39	598,940	692,851
5.50% 3/1/40	1,060,703	1,224,817
5.50% 3/1/41	538,454	621,097
5.50% 6/1/41	353,487	410,653
5.50% 7/1/41	1,165,688	1,348,500
6.00% 1/1/39	49,048	58,008
6.00% 10/1/39	639,469	757,584
6.00% 4/1/40	46,267	54,722
6.00% 10/1/40	217,847	257,658
6.00% 7/1/41	1,058,833	1,255,131
Fannie Mae S.F. 30 yr TBA
2.00% 7/1/51	14,400,000	14,539,500
2.50% 8/1/51	16,100,000	16,620,734
3.00% 7/1/51	2,100,000	2,188,963
Freddie Mac Pool 1.50% 3/1/51	3,251,893	3,148,805
Freddie Mac S.F. 15 yr
3.00% 9/1/32	249,792	264,026
3.00% 10/1/32	225,443	238,120
3.00% 9/1/33	40,219	42,462
3.00% 10/1/33	165,994	174,964
3.00% 12/1/33	51,961	54,727
Freddie Mac S.F. 20 yr
2.50% 4/1/41	197,930	206,533
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 20 yr (continued)
3.00% 6/1/36	111,428	$ 117,249
3.50% 1/1/38	1,096,856	1,180,641
4.50% 8/1/23	835,677	896,934
Freddie Mac S.F. 30 yr
2.00% 11/1/50	1,356,865	1,373,292
2.00% 2/1/51	5,518,138	5,584,654
2.00% 3/1/51	4,370,488	4,418,642
2.00% 4/1/51	2,284,513	2,310,819
2.00% 5/1/51	8,429,503	8,532,900
2.00% 6/1/51	1,398,066	1,414,727
2.50% 11/1/50	1,039,411	1,087,073
2.50% 12/1/50	2,230,209	2,324,337
2.50% 1/1/51	1,842,675	1,916,227
2.50% 2/1/51	486,145	504,991
2.50% 3/1/51	98,519	102,530
3.00% 6/1/46	272,980	288,153
3.00% 1/1/47	3,699,037	3,943,821
3.00% 9/1/47	2,376,937	2,540,689
3.00% 3/1/48	2,301,034	2,441,245
3.00% 9/1/48	58,270	62,064
3.00% 7/1/49	103,106	108,711
3.00% 9/1/49	1,973,051	2,089,058
3.00% 12/1/49	1,370,640	1,434,020
3.00% 1/1/50	201,859	213,271
3.00% 2/1/50	2,364,462	2,471,961
3.00% 7/1/50	2,453,944	2,600,323
3.00% 8/1/50	270,389	283,378
3.00% 9/1/50	11,512,509	12,198,772
3.00% 11/1/50	6,643,431	7,026,833
3.50% 7/1/47	3,579,523	3,840,413
3.50% 11/1/47	5,088,124	5,366,440
3.50% 3/1/48	493,708	521,827
3.50% 3/1/50	635,146	668,959
4.00% 8/1/44	25,485	27,757
4.00% 5/1/45	16,610	18,069
4.00% 9/1/45	15,960	17,332
4.00% 10/1/45	26,907	29,172
4.00% 11/1/45	20,948	22,715
4.00% 12/1/45	172,739	187,903
4.00% 9/1/46	390,600	421,496
4.00% 12/1/46	286,661	305,464
4.00% 10/1/47	7,893,458	8,460,279
4.00% 4/1/49	1,580,535	1,715,871
4.00% 3/1/50	287,043	305,488
4.50% 10/1/35	251,129	276,968
4.50% 3/1/49	3,375,854	3,687,013
4.50% 3/1/50	288,572	311,966
5.00% 7/1/47	294,238	325,425
5.00% 10/1/48	170,623	187,022
5.00% 11/1/48	223,922	245,012
5.00% 1/1/49	1,088,873	1,193,004
5.00% 3/1/50	1,615,729	1,771,125

LVIP Western Asset Core Bond Fund–6

LVIP Western Asset Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
•Freddie Mac Structured Agency Credit Risk Debt Notes 2.32% (SOFR30A + 2.30%) 8/25/33	1,180,000	$ 1,209,353
GNMA I S.F. 30 yr
3.00% 9/15/42	715,371	760,872
3.00% 10/15/42	63,634	67,046
3.50% 5/15/50	715,070	761,593
4.00% 3/15/50	58,346	62,604
GNMA II S.F. 30 yr
2.00% 12/20/50	4,001,122	4,079,754
2.00% 3/20/51	2,176,739	2,219,095
2.50% 12/20/50	1,080,336	1,126,111
3.00% 3/20/45	507,733	539,262
3.00% 1/20/46	107,997	114,448
3.00% 8/20/46	812,378	856,793
3.00% 11/20/46	424,429	448,161
3.00% 2/20/47	141,386	148,603
3.00% 4/20/47	71,799	75,694
3.00% 9/20/47	570,698	601,539
3.00% 2/20/48	8,489	8,875
3.00% 12/20/49	2,854,383	2,979,390
3.00% 1/20/50	1,231,912	1,286,973
3.00% 3/20/50	1,716,490	1,793,668
3.00% 5/20/50	1,128,681	1,178,258
3.00% 9/20/50	1,718,587	1,794,291
3.00% 12/20/50	4,655,489	4,872,138
3.50% 3/20/45	17,265	18,404
3.50% 1/20/46	276,646	294,924
3.50% 3/20/46	1,343,519	1,431,497
3.50% 4/20/46	758,495	805,288
3.50% 5/20/46	363,857	387,807
3.50% 6/20/46	621,174	660,974
3.50% 7/20/46	381,522	406,034
3.50% 9/20/46	119,071	126,630
3.50% 9/20/47	5,211,344	5,514,502
3.50% 10/20/47	908,702	967,689
3.50% 9/20/48	3,908,770	4,133,663
3.50% 10/20/49	490,372	507,006
3.50% 2/20/50	354,728	374,654
3.50% 7/20/50	425,424	446,830
3.50% 10/20/50	1,482,199	1,556,649
3.50% 11/20/50	1,203,385	1,263,781
4.00% 6/20/47	3,161,636	3,386,780
4.00% 9/20/47	1,979,131	2,110,547
4.00% 11/20/47	1,020,475	1,089,977
4.00% 12/20/47	432,788	461,970
4.00% 2/20/48	1,343,572	1,430,868
4.00% 3/20/48	492,129	524,147
4.00% 4/20/48	326,609	347,568
4.00% 10/20/49	296,643	318,438
4.00% 11/20/49	1,872,261	2,022,486
4.00% 1/20/50	238,988	259,565
4.00% 2/20/50	1,512,659	1,603,491
4.00% 3/20/50	147,848	161,182
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA II S.F. 30 yr (continued)
4.00% 4/20/50	1,114,171	$ 1,204,360
4.50% 8/20/47	543,659	587,135
4.50% 4/20/48	1,065,066	1,142,387
4.50% 5/20/48	1,438,243	1,533,214
4.50% 6/20/48	25,289	27,172
4.50% 7/20/48	22,030	23,721
4.50% 8/20/48	4,449,473	4,787,503
4.50% 10/20/48	969,604	1,033,630
4.50% 12/20/48	1,565,283	1,671,984
4.50% 1/20/49	302,876	324,179
4.50% 2/20/50	695,263	740,399
4.50% 3/20/50	414,523	441,100
4.50% 5/20/50	4,031,181	4,289,638
5.00% 1/20/49	489,344	527,862
GNMA II S.F. 30 yr TBA
2.50% 7/1/51	9,400,000	9,727,531
3.00% 7/1/51	3,900,000	4,069,178
Total Agency Mortgage-Backed Securities (Cost $491,221,612)		496,404,555
CORPORATE BONDS–33.77%
Aerospace & Defense–1.34%
Boeing
2.70% 2/1/27	220,000	227,400
2.80% 3/1/27	320,000	332,718
3.10% 5/1/26	250,000	264,290
3.20% 3/1/29	1,090,000	1,143,953
3.25% 2/1/35	3,280,000	3,316,486
3.75% 2/1/50	420,000	433,209
4.88% 5/1/25	3,320,000	3,719,955
5.15% 5/1/30	1,370,000	1,622,292
5.71% 5/1/40	1,130,000	1,455,308
5.81% 5/1/50	2,610,000	3,514,707
5.93% 5/1/60	470,000	649,004
General Dynamics
4.25% 4/1/40	60,000	73,422
4.25% 4/1/50	280,000	359,358
L3Harris Technologies
4.85% 4/27/35	580,000	726,436
5.05% 4/27/45	80,000	105,390
Lockheed Martin
3.55% 1/15/26	936,000	1,034,312
4.50% 5/15/36	240,000	300,259
Northrop Grumman
2.93% 1/15/25	1,600,000	1,705,736
3.25% 1/15/28	660,000	720,883
5.25% 5/1/50	4,450,000	6,249,890
Raytheon Technologies
2.25% 7/1/30	750,000	762,158
3.13% 7/1/50	2,000,000	2,053,361
3.95% 8/16/25	980,000	1,089,940
4.13% 11/16/28	480,000	552,269
		32,412,736

LVIP Western Asset Core Bond Fund–7

LVIP Western Asset Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Agriculture–0.69%
Altria Group
2.35% 5/6/25	230,000	$ 240,460
2.45% 2/4/32	730,000	705,970
3.40% 2/4/41	800,000	762,753
4.40% 2/14/26	1,370,000	1,550,076
4.80% 2/14/29	337,000	390,711
5.80% 2/14/39	530,000	654,733
5.95% 2/14/49	570,000	728,873
6.20% 2/14/59	678,000	876,899
BAT Capital
3.56% 8/15/27	2,980,000	3,191,140
3.73% 9/25/40	750,000	732,834
4.54% 8/15/47	1,230,000	1,308,008
Cargill 1.38% 7/23/23	850,000	865,756
Philip Morris International
1.13% 5/1/23	510,000	516,704
2.10% 5/1/30	1,060,000	1,054,767
2.50% 8/22/22	200,000	205,259
4.50% 3/20/42	2,340,000	2,773,091
Reynolds American 5.85% 8/15/45	200,000	244,891
		16,802,925
Airlines–0.14%
Delta Air Lines
4.50% 10/20/25	1,530,000	1,644,170
4.75% 10/20/28	1,460,000	1,623,166
		3,267,336
Apparel–0.13%
NIKE
2.40% 3/27/25	500,000	528,962
2.75% 3/27/27	420,000	452,679
2.85% 3/27/30	1,600,000	1,739,163
3.25% 3/27/40	430,000	472,098
		3,192,902
Auto Manufacturers–0.27%
BMW US Capital 2.80% 4/11/26	644,000	688,395
Ford Motor Credit
3.10% 5/4/23	1,366,000	1,393,320
5.88% 8/2/21	200,000	201,020
General Motors 6.75% 4/1/46	191,000	275,379
General Motors Financial
3.45% 4/10/22	1,140,000	1,160,990
3.70% 5/9/23	2,090,000	2,194,164
4.38% 9/25/21	643,000	648,974
		6,562,242
Banks–9.87%
Banco Santander
•1.31% (LIBOR03M + 1.12%) 4/12/23	600,000	608,196
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Banco Santander (continued)
2.75% 5/28/25	2,600,000	$ 2,739,876
3.85% 4/12/23	1,000,000	1,058,212
Bank of America
μ1.32% 6/19/26	190,000	190,416
μ1.90% 7/23/31	1,710,000	1,662,544
μ2.59% 4/29/31	1,010,000	1,041,247
3.30% 1/11/23	840,000	876,750
μ3.55% 3/5/24	1,600,000	1,681,083
μ3.59% 7/21/28	3,730,000	4,106,529
μ3.97% 3/5/29	2,000,000	2,254,495
μ3.97% 2/7/30	1,170,000	1,326,758
μ4.08% 3/20/51	4,850,000	5,795,340
4.25% 10/22/26	3,410,000	3,850,447
μ4.33% 3/15/50	950,000	1,168,822
4.45% 3/3/26	5,111,000	5,805,047
5.00% 1/21/44	2,180,000	2,898,565
Bank of Montreal
1.85% 5/1/25	1,670,000	1,722,598
μ3.80% 12/15/32	300,000	330,747
Bank of New York Mellon 1.60% 4/24/25	500,000	513,429
Bank of Nova Scotia 1.30% 6/11/25	860,000	868,429
Barclays
1.70% 5/12/22	680,000	687,800
μ4.97% 5/16/29	1,900,000	2,224,855
μ5.09% 6/20/30	800,000	932,390
BBVA USA 3.88% 4/10/25	892,000	982,787
BNP Paribas
μ2.22% 6/9/26	1,080,000	1,113,055
3.38% 1/9/25	500,000	536,281
μ4.38% 3/1/33	420,000	464,100
4.40% 8/14/28	1,790,000	2,064,121
4.63% 3/13/27	390,000	440,102
μ4.71% 1/10/25	3,170,000	3,458,459
μ5.20% 1/10/30	1,260,000	1,515,929
BPCE 5.15% 7/21/24	780,000	869,069
Canadian Imperial Bank of Commerce 0.95% 6/23/23	840,000	847,470
Citigroup
μ1.68% 5/15/24	960,000	980,286
μ2.57% 6/3/31	4,220,000	4,338,254
μ3.11% 4/8/26	670,000	717,029
3.30% 4/27/25	4,070,000	4,425,233
4.45% 9/29/27	11,160,000	12,750,256
4.65% 7/23/48	2,030,000	2,658,175
4.75% 5/18/46	620,000	789,088
8.13% 7/15/39	60,000	103,651
Cooperatieve Rabobank 4.38% 8/4/25	3,000,000	3,349,767
μCredit Agricole
1.91% 6/16/26	710,000	723,874
4.00% 1/10/33	550,000	597,163

LVIP Western Asset Core Bond Fund–8

LVIP Western Asset Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Credit Suisse
1.00% 5/5/23	5,100,000	$ 5,155,023
2.95% 4/9/25	980,000	1,049,278
μCredit Suisse Group
3.09% 5/14/32	1,110,000	1,143,579
4.19% 4/1/31	1,680,000	1,888,032
Credit Suisse Group Funding Guernsey 4.55% 4/17/26	1,141,000	1,292,310
Danske Bank
1.23% 6/22/24	200,000	202,084
μ3.00% 9/20/22	760,000	763,719
μ3.24% 12/20/25	350,000	372,503
3.88% 9/12/23	410,000	436,298
5.00% 1/12/22	1,920,000	1,964,546
5.38% 1/12/24	1,970,000	2,184,443
Goldman Sachs Group
3.20% 2/23/23	970,000	1,011,976
μ3.21% 4/22/42	170,000	177,858
3.50% 4/1/25	620,000	672,636
3.50% 11/16/26	5,140,000	5,589,245
3.63% 2/20/24	720,000	771,817
μ3.69% 6/5/28	3,000,000	3,312,326
μ4.22% 5/1/29	3,140,000	3,581,156
4.25% 10/21/25	2,090,000	2,336,429
4.75% 10/21/45	1,920,000	2,510,457
5.15% 5/22/45	800,000	1,069,711
5.25% 7/27/21	1,380,000	1,384,801
6.25% 2/1/41	1,660,000	2,469,999
6.75% 10/1/37	750,000	1,092,129
HSBC Holdings
μ3.97% 5/22/30	2,280,000	2,551,950
μ4.04% 3/13/28	1,610,000	1,785,585
4.30% 3/8/26	710,000	800,835
4.95% 3/31/30	200,000	241,362
Intesa Sanpaolo
3.13% 7/14/22	4,799,000	4,923,693
3.38% 1/12/23	630,000	655,837
JPMorgan Chase & Co.
μ1.51% 6/1/24	2,440,000	2,488,108
μ2.08% 4/22/26	1,550,000	1,602,768
μ2.52% 4/22/31	4,040,000	4,157,132
μ3.11% 4/22/51	990,000	1,021,389
3.63% 12/1/27	510,000	560,411
μ4.02% 12/5/24	2,200,000	2,374,520
μ4.20% 7/23/29	1,170,000	1,344,616
4.25% 10/1/27	6,738,000	7,677,733
μ4.45% 12/5/29	1,930,000	2,256,856
Lloyds Banking Group
μ2.91% 11/7/23	2,120,000	2,185,956
3.10% 7/6/21	233,000	233,075
3.90% 3/12/24	200,000	216,728
4.65% 3/24/26	1,410,000	1,596,211
μMorgan Stanley
2.19% 4/28/26	2,210,000	2,294,647
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
μMorgan Stanley (continued)
2.70% 1/22/31	2,280,000	$ 2,386,710
3.62% 4/1/31	2,930,000	3,270,625
3.77% 1/24/29	1,620,000	1,818,171
4.43% 1/23/30	70,000	81,962
National Securities Clearing
1.20% 4/23/23	760,000	771,909
1.50% 4/23/25	630,000	642,493
μNatwest Group
4.27% 3/22/25	1,090,000	1,182,305
4.52% 6/25/24	2,580,000	2,769,839
4.89% 5/18/29	620,000	726,088
Nordea Bank 1.00% 6/9/23	1,540,000	1,558,785
Royal Bank of Canada
1.15% 6/10/25	820,000	824,380
1.60% 4/17/23	1,430,000	1,460,971
State Street 3.10% 5/15/23	730,000	767,049
Swedbank 1.30% 6/2/23	1,050,000	1,065,491
Toronto-Dominion Bank
0.75% 6/12/23	1,590,000	1,600,980
1.15% 6/12/25	820,000	825,903
U.S. Bancorp 1.45% 5/12/25	1,920,000	1,963,102
UBS
1.75% 4/21/22	1,400,000	1,415,677
4.50% 6/26/48	200,000	261,218
μUBS Group AG 2.86% 8/15/23	280,000	287,335
UBS Group Funding Switzerland
3.49% 5/23/23	1,820,000	1,869,228
4.13% 4/15/26	1,176,000	1,318,921
4.25% 3/23/28	3,740,000	4,231,474
Wells Fargo & Co.
μ1.65% 6/2/24	1,940,000	1,981,492
μ2.19% 4/30/26	1,580,000	1,640,345
μ2.39% 6/2/28	980,000	1,016,354
μ2.88% 10/30/30	1,820,000	1,927,321
3.00% 10/23/26	1,390,000	1,498,984
3.75% 1/24/24	430,000	462,443
4.13% 8/15/23	460,000	494,645
4.15% 1/24/29	1,700,000	1,957,847
4.30% 7/22/27	874,000	996,439
4.40% 6/14/46	2,750,000	3,314,885
μ4.48% 4/4/31	1,620,000	1,914,817
4.65% 11/4/44	30,000	36,961
4.75% 12/7/46	2,640,000	3,340,768
4.90% 11/17/45	1,630,000	2,090,525
μ5.01% 4/4/51	8,680,000	11,890,215
		239,135,148
Beverages–0.48%
Anheuser-Busch InBev Worldwide
3.50% 6/1/30	2,860,000	3,181,423
4.35% 6/1/40	1,100,000	1,309,264
4.50% 6/1/50	210,000	255,568
4.90% 2/1/46	3,800,000	4,809,850

LVIP Western Asset Core Bond Fund–9

LVIP Western Asset Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Beverages (continued)
Coca-Cola
1.45% 6/1/27	520,000	$ 525,074
2.50% 3/15/51	140,000	131,832
2.60% 6/1/50	370,000	356,496
PepsiCo
1.63% 5/1/30	190,000	186,773
2.25% 3/19/25	100,000	105,090
2.63% 3/19/27	70,000	75,169
2.88% 10/15/49	310,000	319,762
3.63% 3/19/50	140,000	163,909
3.88% 3/19/60	250,000	307,705
		11,727,915
Biotechnology–0.06%
Gilead Sciences
3.65% 3/1/26	590,000	650,433
4.75% 3/1/46	690,000	875,025
		1,525,458
Building Materials–0.00%
Carrier Global 3.58% 4/5/50	90,000	95,442
		95,442
Chemicals–0.41%
Equate Petrochemical
2.63% 4/28/28	2,630,000	2,656,300
4.25% 11/3/26	2,120,000	2,353,200
MEGlobal Canada 5.88% 5/18/30	340,000	419,061
OCP 4.50% 10/22/25	1,257,000	1,358,862
Orbia Advance
1.88% 5/11/26	1,650,000	1,668,975
2.88% 5/11/31	1,560,000	1,569,750
		10,026,148
Commercial Services–0.33%
Cintas No. 2 3.70% 4/1/27	690,000	773,122
DP World 5.63% 9/25/48	4,160,000	5,194,592
PayPal Holdings
1.35% 6/1/23	730,000	742,928
1.65% 6/1/25	760,000	779,988
2.30% 6/1/30	500,000	517,452
		8,008,082
Computers–0.20%
Apple
1.13% 5/11/25	1,590,000	1,608,468
2.45% 8/4/26	950,000	1,010,489
3.85% 8/4/46	500,000	594,919
International Business Machines 3.00% 5/15/24	1,620,000	1,726,501
		4,940,377
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Cosmetics & Personal Care–0.03%
Procter & Gamble
2.80% 3/25/27	160,000	$ 173,430
3.00% 3/25/30	490,000	540,630
		714,060
Diversified Financial Services–0.48%
Air Lease 3.38% 7/1/25	550,000	590,773
American Express 2.50% 7/30/24	4,110,000	4,330,475
Mastercard 3.85% 3/26/50	2,780,000	3,357,230
Visa 4.30% 12/14/45	2,560,000	3,285,486
		11,563,964
Electric–1.26%
Abu Dhabi National Energy
2.00% 4/29/28	3,310,000	3,328,536
3.40% 4/29/51	2,170,000	2,274,485
Cleveland Electric Illuminating 3.50% 4/1/28	300,000	320,610
Comision Federal de Electricidad
4.75% 2/23/27	1,720,000	1,919,950
4.88% 1/15/24	380,000	413,254
Consolidated Edison Co. of New York
3.35% 4/1/30	330,000	362,663
3.95% 4/1/50	260,000	295,199
Duke Energy
2.40% 8/15/22	1,470,000	1,500,935
3.15% 8/15/27	320,000	345,346
FirstEnergy
1.60% 1/15/26	330,000	322,575
3.35% 7/15/22	2,190,000	2,226,135
4.40% 7/15/27	2,120,000	2,305,500
7.38% 11/15/31	3,790,000	5,190,443
MidAmerican Energy 3.65% 4/15/29	1,080,000	1,221,203
Pacific Gas and Electric
1.75% 6/16/22	1,230,000	1,229,322
2.10% 8/1/27	190,000	184,525
2.50% 2/1/31	470,000	440,647
3.30% 8/1/40	100,000	90,307
3.50% 8/1/50	230,000	204,990
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.13% 5/15/27	1,300,000	1,409,850
5.45% 5/21/28	690,000	803,850
6.15% 5/21/48	3,210,000	4,052,625
		30,442,950
Electronics–0.04%
Honeywell International 1.35% 6/1/25	930,000	947,147
		947,147

LVIP Western Asset Core Bond Fund–10

LVIP Western Asset Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Environmental Control–0.07%
Republic Services 2.50% 8/15/24	590,000	$ 619,187
Waste Management 2.40% 5/15/23	960,000	992,858
		1,612,045
Food–0.35%
Danone
2.08% 11/2/21	854,000	857,930
2.59% 11/2/23	1,160,000	1,209,269
2.95% 11/2/26	360,000	385,884
Kraft Heinz Foods 3.00% 6/1/26	1,482,000	1,578,233
Mars
2.38% 7/16/40	1,250,000	1,203,198
2.70% 4/1/25	340,000	361,017
3.20% 4/1/30	1,040,000	1,138,112
Mondelez International 1.50% 5/4/25	1,140,000	1,160,110
Mondelez International Holdings Netherlands 2.13% 9/19/22	550,000	561,376
		8,455,129
Forest Products & Paper–0.26%
Suzano Austria GmbH 6.00% 1/15/29	5,200,000	6,194,760
		6,194,760
Health Care Products–0.13%
Abbott Laboratories
3.75% 11/30/26	484,000	546,595
4.75% 11/30/36	650,000	836,987
4.90% 11/30/46	920,000	1,259,081
Medtronic
3.50% 3/15/25	314,000	344,733
4.63% 3/15/45	134,000	175,782
		3,163,178
Health Care Services–0.48%
Aetna 3.88% 8/15/47	470,000	525,629
Anthem
2.95% 12/1/22	600,000	620,406
3.13% 5/15/22	320,000	327,858
3.35% 12/1/24	430,000	463,877
3.65% 12/1/27	430,000	481,262
Humana
3.13% 8/15/29	1,100,000	1,184,057
3.95% 3/15/27	1,220,000	1,367,935
4.50% 4/1/25	150,000	167,950
4.80% 3/15/47	50,000	63,149
4.95% 10/1/44	220,000	284,290
UnitedHealth Group
1.25% 1/15/26	300,000	302,776
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services (continued)
UnitedHealth Group (continued)
2.00% 5/15/30	980,000	$ 987,293
2.38% 10/15/22	120,000	123,203
2.90% 5/15/50	500,000	505,036
3.13% 5/15/60	100,000	103,157
3.50% 6/15/23	290,000	307,525
3.70% 8/15/49	1,330,000	1,522,615
3.75% 7/15/25	550,000	610,268
3.88% 12/15/28	300,000	345,011
3.88% 8/15/59	650,000	770,897
4.25% 6/15/48	210,000	260,369
4.45% 12/15/48	160,000	204,388
		11,528,951
Household Products Ware–0.01%
Kimberly-Clark 3.10% 3/26/30	250,000	276,344
		276,344
Housewares–0.03%
Newell Brands
4.35% 4/1/23	257,000	269,208
4.70% 4/1/26	460,000	512,955
		782,163
Insurance–0.44%
American International Group
2.50% 6/30/25	500,000	527,625
3.75% 7/10/25	450,000	495,878
Berkshire Hathaway Finance 4.25% 1/15/49	1,190,000	1,478,235
Chubb INA Holdings 3.35% 5/3/26	590,000	647,768
Guardian Life Global Funding 1.10% 6/23/25	320,000	321,031
MassMutual Global Funding II 0.85% 6/9/23	2,500,000	2,525,586
MetLife 6.40% 12/15/66	1,600,000	2,054,916
Metropolitan Life Global Funding I 0.90% 6/8/23	1,630,000	1,646,046
New York Life Global Funding 0.95% 6/24/25	600,000	600,547
Principal Life Global Funding II 1.25% 6/23/25	300,000	301,811
		10,599,443
Internet–0.96%
Alphabet
1.10% 8/15/30	1,500,000	1,422,309
2.05% 8/15/50	1,000,000	882,417
Amazon.com
1.50% 6/3/30	1,440,000	1,407,621
2.10% 5/12/31	980,000	996,478
2.50% 6/3/50	7,320,000	6,916,684
3.15% 8/22/27	750,000	828,665

LVIP Western Asset Core Bond Fund–11

LVIP Western Asset Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Internet (continued)
Amazon.com (continued)
3.88% 8/22/37	500,000	$ 596,225
4.05% 8/22/47	610,000	744,104
4.25% 8/22/57	200,000	256,194
4.95% 12/5/44	630,000	853,155
Prosus
3.68% 1/21/30	800,000	854,327
4.03% 8/3/50	3,570,000	3,432,428
Tencent Holdings 3.60% 1/19/28	3,690,000	4,037,430
		23,228,037
Investment Company Security–0.02%
Temasek Financial I 2.38% 1/23/23	368,000	379,011
		379,011
Iron & Steel–0.29%
Vale Overseas
6.25% 8/10/26	4,600,000	5,533,800
6.88% 11/21/36	1,000,000	1,370,710
		6,904,510
Lodging–0.16%
Las Vegas Sands 3.20% 8/8/24	1,700,000	1,784,201
Sands China
4.60% 8/8/23	830,000	881,543
5.13% 8/8/25	1,120,000	1,251,409
		3,917,153
Machinery Diversified–0.09%
Deere & Co.
3.10% 4/15/30	210,000	231,635
3.75% 4/15/50	1,210,000	1,462,852
Otis Worldwide 2.06% 4/5/25	400,000	415,571
		2,110,058
Media–1.31%
Charter Communications Operating
4.20% 3/15/28	1,760,000	1,991,754
4.80% 3/1/50	310,000	356,050
4.91% 7/23/25	3,161,000	3,581,131
5.05% 3/30/29	1,700,000	2,008,025
5.38% 4/1/38	2,040,000	2,506,706
5.38% 5/1/47	740,000	906,804
6.48% 10/23/45	1,210,000	1,666,390
Comcast
2.80% 1/15/51	1,000,000	962,130
3.10% 4/1/25	60,000	64,825
3.15% 3/1/26	1,106,000	1,203,278
3.25% 11/1/39	110,000	117,000
3.40% 4/1/30	750,000	827,884
3.40% 7/15/46	90,000	96,006
3.45% 2/1/50	1,140,000	1,230,159
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
Comcast (continued)
3.75% 4/1/40	120,000	$ 135,274
3.95% 10/15/25	2,220,000	2,487,466
4.00% 3/1/48	140,000	163,922
4.15% 10/15/28	3,050,000	3,530,549
4.25% 10/15/30	2,030,000	2,387,560
4.70% 10/15/48	180,000	232,053
Fox 5.48% 1/25/39	2,970,000	3,839,465
Time Warner Cable 7.30% 7/1/38	500,000	730,214
Walt Disney 6.65% 11/15/37	460,000	692,493
		31,717,138
Mining–1.11%
Anglo American Capital
3.63% 9/11/24	1,100,000	1,185,208
4.00% 9/11/27	930,000	1,031,067
4.75% 4/10/27	430,000	494,257
Barrick Gold 5.25% 4/1/42	10,000	13,101
Barrick North America Finance 5.70% 5/30/41	1,760,000	2,416,827
BHP Billiton Finance USA
2.88% 2/24/22	192,000	195,317
5.00% 9/30/43	920,000	1,250,231
Glencore Finance Canada 4.25% 10/25/22	820,000	857,695
Glencore Funding
3.88% 10/27/27	120,000	131,976
4.00% 3/27/27	1,540,000	1,706,864
4.13% 5/30/23	10,000	10,636
4.13% 3/12/24	870,000	937,901
4.63% 4/29/24	1,380,000	1,512,618
Nacional del Cobre de Chile 3.63% 8/1/27	4,770,000	5,199,157
Southern Copper 5.25% 11/8/42	7,810,000	9,996,800
		26,939,655
Miscellaneous Manufacturing–0.26%
3M
2.38% 8/26/29	2,510,000	2,634,789
3.70% 4/15/50	310,000	365,278
Eaton 4.15% 11/2/42	1,030,000	1,228,372
General Electric
3.45% 5/1/27	190,000	208,861
3.63% 5/1/30	380,000	423,730
6.75% 3/15/32	220,000	304,950
6.88% 1/10/39	724,000	1,083,145
		6,249,125
Oil & Gas–4.39%
Apache
4.75% 4/15/43	3,700,000	3,846,890
6.00% 1/15/37	2,223,000	2,547,602

LVIP Western Asset Core Bond Fund–12

LVIP Western Asset Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
BP Capital Markets America
2.77% 11/10/50	310,000	$ 287,079
2.94% 6/4/51	190,000	181,902
3.00% 2/24/50	1,830,000	1,767,791
3.12% 5/4/26	1,820,000	1,973,742
3.22% 11/28/23	1,520,000	1,609,474
3.25% 5/6/22	320,000	328,006
3.41% 2/11/26	200,000	218,812
3.63% 4/6/30	590,000	661,416
3.79% 2/6/24	180,000	194,169
Chevron
1.55% 5/11/25	990,000	1,014,450
2.00% 5/11/27	260,000	268,233
2.98% 5/11/40	940,000	984,342
3.08% 5/11/50	610,000	630,928
4.95% 8/15/47	1,220,000	1,644,500
Chevron USA
3.25% 10/15/29	2,060,000	2,281,046
3.85% 1/15/28	1,620,000	1,845,083
5.05% 11/15/44	1,200,000	1,609,149
Cimarex Energy
3.90% 5/15/27	1,260,000	1,388,824
4.38% 6/1/24	340,000	370,066
4.38% 3/15/29	2,470,000	2,806,681
ConocoPhillips
3.75% 10/1/27	520,000	584,298
4.30% 8/15/28	2,270,000	2,635,186
Continental Resources
3.80% 6/1/24	640,000	676,800
4.38% 1/15/28	1,360,000	1,504,500
4.50% 4/15/23	290,000	301,768
4.90% 6/1/44	310,000	351,077
Devon Energy
4.50% 1/15/30	715,000	786,069
4.75% 5/15/42	200,000	225,672
5.00% 6/15/45	2,455,000	2,883,894
5.60% 7/15/41	1,037,000	1,282,223
5.85% 12/15/25	750,000	880,298
Diamondback Energy
2.88% 12/1/24	350,000	369,670
3.50% 12/1/29	620,000	663,739
Ecopetrol 5.88% 5/28/45	4,070,000	4,361,005
EOG Resources
3.90% 4/1/35	1,280,000	1,477,730
4.38% 4/15/30	1,230,000	1,456,090
4.95% 4/15/50	1,780,000	2,368,719
Exxon Mobil
1.57% 4/15/23	90,000	92,001
2.44% 8/16/29	1,230,000	1,287,526
2.99% 3/19/25	2,340,000	2,509,855
3.04% 3/1/26	490,000	531,977
3.45% 4/15/51	750,000	816,273
3.48% 3/19/30	910,000	1,021,835
4.11% 3/1/46	760,000	896,542
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Exxon Mobil (continued)
4.33% 3/19/50	120,000	$ 148,946
KazMunayGas National
5.38% 4/24/30	2,550,000	3,048,270
5.75% 4/19/47	2,700,000	3,370,842
Occidental Petroleum
2.90% 8/15/24	1,430,000	1,462,175
3.00% 2/15/27	820,000	813,850
3.50% 6/15/25	500,000	511,250
3.50% 8/15/29	500,000	501,800
4.10% 2/15/47	760,000	707,651
4.20% 3/15/48	210,000	196,350
4.40% 4/15/46	380,000	364,990
4.50% 7/15/44	2,850,000	2,743,125
4.63% 6/15/45	1,170,000	1,140,750
5.55% 3/15/26	220,000	243,100
6.60% 3/15/46	2,530,000	3,007,411
Pertamina Persero 6.00% 5/3/42	1,790,000	2,193,037
Petroleos del Peru
4.75% 6/19/32	2,790,000	2,929,500
5.63% 6/19/47	1,490,000	1,588,340
Petroleos Mexicanos
5.50% 6/27/44	790,000	642,546
5.63% 1/23/46	2,710,000	2,209,029
6.38% 1/23/45	900,000	774,000
6.63% 6/15/35	1,746,000	1,686,199
6.88% 8/4/26	365,000	398,909
Pioneer Natural Resources
1.13% 1/15/26	210,000	207,935
2.15% 1/15/31	920,000	901,478
Qatar Petroleum
0.01% 7/12/31	3,190,000	3,156,090
3.13% 7/12/41	2,040,000	2,032,472
3.30% 7/12/51	2,050,000	2,050,000
Shell International Finance
2.38% 11/7/29	200,000	207,584
2.75% 4/6/30	420,000	447,693
2.88% 5/10/26	804,000	868,316
3.25% 4/6/50	2,490,000	2,648,061
4.00% 5/10/46	2,760,000	3,227,322
Sinopec Group Overseas Development 4.38% 4/10/24	1,410,000	1,539,568
		106,393,521
Oil & Gas Services–0.03%
Halliburton
3.80% 11/15/25	69,000	76,266
5.00% 11/15/45	290,000	353,323
Schlumberger Holdings 3.90% 5/17/28	295,000	329,407
		758,996

LVIP Western Asset Core Bond Fund–13

LVIP Western Asset Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals–2.25%
AbbVie
2.30% 11/21/22	2,780,000	$ 2,853,458
2.60% 11/21/24	3,010,000	3,173,885
2.95% 11/21/26	690,000	741,713
3.20% 11/21/29	4,790,000	5,202,153
3.60% 5/14/25	610,000	665,630
3.75% 11/14/23	190,000	203,800
3.80% 3/15/25	790,000	864,138
4.25% 11/21/49	910,000	1,090,648
4.55% 3/15/35	80,000	97,097
Becton Dickinson and Co
3.36% 6/6/24	470,000	503,553
3.73% 12/15/24	313,000	340,841
4.69% 12/15/44	516,000	642,152
Bristol-Myers Squibb
2.90% 7/26/24	1,072,000	1,143,597
3.20% 6/15/26	820,000	900,120
3.40% 7/26/29	3,560,000	3,989,651
3.88% 8/15/25	95,000	105,763
4.55% 2/20/48	1,110,000	1,447,944
Cigna
3.75% 7/15/23	901,000	959,492
4.13% 11/15/25	550,000	616,352
4.38% 10/15/28	2,380,000	2,768,017
4.80% 8/15/38	1,000,000	1,245,429
4.90% 12/15/48	750,000	965,882
CVS Health
3.63% 4/1/27	300,000	332,446
3.70% 3/9/23	119,000	125,323
3.75% 4/1/30	760,000	850,493
3.88% 7/20/25	1,380,000	1,523,649
4.13% 4/1/40	300,000	348,012
4.25% 4/1/50	930,000	1,102,387
4.30% 3/25/28	4,230,000	4,859,875
5.05% 3/25/48	1,170,000	1,519,685
5.13% 7/20/45	1,110,000	1,443,721
Johnson & Johnson
0.55% 9/1/25	570,000	564,625
0.95% 9/1/27	1,140,000	1,118,687
2.10% 9/1/40	1,000,000	949,399
3.70% 3/1/46	540,000	642,253
Merck & Co. 1.45% 6/24/30	2,440,000	2,374,485
Pfizer
1.70% 5/28/30	4,330,000	4,314,713
2.63% 4/1/30	910,000	969,122
2.70% 5/28/50	1,000,000	994,857
		54,555,047
Pipelines–1.45%
Cameron LNG 3.30% 1/15/35	3,060,000	3,285,786
Energy Transfer Operating
2.90% 5/15/25	560,000	589,388
3.75% 5/15/30	2,850,000	3,095,921
4.50% 4/15/24	10,000	10,887
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Energy Transfer Operating (continued)
4.95% 6/15/28	350,000	$ 404,383
5.25% 4/15/29	1,040,000	1,228,417
6.25% 4/15/49	240,000	314,939
Enterprise Products Operating
2.80% 1/31/30	1,310,000	1,383,905
3.13% 7/31/29	200,000	215,788
3.70% 1/31/51	520,000	557,658
3.95% 2/15/27	1,283,000	1,433,335
3.95% 1/31/60	320,000	356,699
4.15% 10/16/28	1,100,000	1,264,303
4.20% 1/31/50	400,000	461,361
4.45% 2/15/43	200,000	236,508
4.80% 2/1/49	100,000	123,070
4.85% 3/15/44	160,000	195,399
5.10% 2/15/45	750,000	947,228
7.55% 4/15/38	160,000	245,762
Kinder Morgan
4.30% 6/1/25	610,000	679,172
4.30% 3/1/28	1,200,000	1,369,735
5.20% 3/1/48	90,000	113,214
5.55% 6/1/45	460,000	595,525
Kinder Morgan Energy Partners
4.25% 9/1/24	1,080,000	1,187,541
5.50% 3/1/44	580,000	726,778
MPLX
4.50% 4/15/38	980,000	1,124,506
4.70% 4/15/48	680,000	789,956
4.80% 2/15/29	680,000	797,951
5.50% 2/15/49	830,000	1,074,301
Sunoco Logistics Partners Operations 5.30% 4/1/44	70,000	80,712
Tennessee Gas Pipeline 2.90% 3/1/30	2,080,000	2,157,939
Transcontinental Gas Pipe Line
3.25% 5/15/30	750,000	811,455
7.85% 2/1/26	4,280,000	5,435,161
Western Midstream Operating
•2.29% (LIBOR03M + 2.10%) 1/13/23	250,000	248,752
4.35% 2/1/25	390,000	412,070
5.30% 2/1/30	150,000	168,001
Williams
4.85% 3/1/48	220,000	267,374
8.75% 3/15/32	500,000	768,300
		35,159,180
Retail–0.65%
Costco Wholesale
1.38% 6/20/27	1,220,000	1,227,532
1.60% 4/20/30	130,000	128,303
1.75% 4/20/32	500,000	492,407
Home Depot
2.50% 4/15/27	420,000	447,593

LVIP Western Asset Core Bond Fund–14

LVIP Western Asset Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Retail (continued)
Home Depot (continued)
2.70% 4/15/30	610,000	$ 652,202
3.30% 4/15/40	690,000	755,789
3.35% 4/15/50	890,000	983,934
3.90% 6/15/47	120,000	142,437
Lowe's Companies 4.50% 4/15/30	1,000,000	1,182,935
McDonald's
1.45% 9/1/25	1,050,000	1,070,774
2.13% 3/1/30	920,000	930,080
3.30% 7/1/25	580,000	630,153
3.50% 3/1/27	200,000	220,784
3.50% 7/1/27	170,000	188,382
3.60% 7/1/30	590,000	663,440
3.63% 9/1/49	110,000	121,895
3.70% 1/30/26	390,000	433,385
4.20% 4/1/50	660,000	795,256
4.88% 12/9/45	1,390,000	1,790,554
Target 2.25% 4/15/25	690,000	724,845
Walmart
3.05% 7/8/26	1,020,000	1,116,768
3.70% 6/26/28	940,000	1,070,043
		15,769,491
Savings & Loans–0.07%
μNationwide Building Society 4.36% 8/1/24	1,510,000	1,619,714
		1,619,714
Semiconductors–0.61%
Applied Materials 1.75% 6/1/30	390,000	385,673
Broadcom
3.15% 11/15/25	1,590,000	1,704,131
4.15% 11/15/30	750,000	841,061
4.70% 4/15/25	1,560,000	1,757,442
Intel 4.75% 3/25/50	1,070,000	1,421,410
Micron Technology 2.50% 4/24/23	810,000	837,232
NVIDIA
3.50% 4/1/40	1,240,000	1,406,500
3.50% 4/1/50	2,060,000	2,325,528
3.70% 4/1/60	870,000	1,023,494
NXP 2.70% 5/1/25	250,000	263,655
Texas Instruments
1.75% 5/4/30	550,000	547,239
3.88% 3/15/39	300,000	360,285
4.15% 5/15/48	1,540,000	1,953,301
		14,826,951
Software–0.65%
Adobe 2.30% 2/1/30	1,090,000	1,134,914
Microsoft
2.40% 8/8/26	1,400,000	1,492,222
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Software (continued)
Microsoft (continued)
2.53% 6/1/50	2,921,000	$ 2,869,827
2.70% 2/12/25	310,000	332,084
2.92% 3/17/52	1,079,000	1,145,194
3.30% 2/6/27	2,540,000	2,825,822
3.45% 8/8/36	20,000	23,122
Oracle
1.65% 3/25/26	2,350,000	2,382,106
2.88% 3/25/31	2,580,000	2,683,402
salesforce.com 3.70% 4/11/28	790,000	899,942
		15,788,635
Telecommunications–1.83%
America Movil 3.13% 7/16/22	950,000	975,955
AT&T
2.25% 2/1/32	1,500,000	1,472,190
3.10% 2/1/43	4,250,000	4,164,364
3.50% 9/15/53	340,000	341,588
3.55% 9/15/55	738,000	740,474
3.80% 2/15/27	1,340,000	1,494,209
3.80% 12/1/57	160,000	166,701
4.13% 2/17/26	601,000	675,520
4.35% 6/15/45	228,000	261,588
Sprint Spectrum 3.36% 3/20/23	312,500	314,225
Telefonica Emisiones 5.21% 3/8/47	490,000	611,655
T-Mobile USA
2.05% 2/15/28	180,000	182,731
2.25% 11/15/31	900,000	887,823
2.55% 2/15/31	550,000	556,160
3.00% 2/15/41	1,050,000	1,037,054
3.30% 2/15/51	250,000	249,588
3.50% 4/15/25	890,000	964,622
3.75% 4/15/27	170,000	187,850
3.88% 4/15/30	2,080,000	2,325,066
Verizon Communications
1.45% 3/20/26	560,000	564,762
1.75% 1/20/31	3,500,000	3,354,183
2.10% 3/22/28	840,000	857,569
2.55% 3/21/31	2,500,000	2,555,313
2.65% 11/20/40	960,000	923,824
2.88% 11/20/50	2,260,000	2,146,813
3.15% 3/22/30	720,000	777,435
3.38% 2/15/25	560,000	608,358
3.50% 11/1/24	530,000	573,394
3.85% 11/1/42	890,000	1,010,144
4.00% 3/22/50	1,070,000	1,228,805
4.13% 3/16/27	440,000	501,089
4.13% 8/15/46	630,000	743,988
4.40% 11/1/34	910,000	1,083,998
4.50% 8/10/33	4,990,000	5,962,890
4.52% 9/15/48	330,000	408,230
4.86% 8/21/46	940,000	1,216,162

LVIP Western Asset Core Bond Fund–15

LVIP Western Asset Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
Verizon Communications (continued)
5.25% 3/16/37	560,000	$ 734,595
5.50% 3/16/47	120,000	167,872
Vodafone Group 4.38% 5/30/28	1,090,000	1,267,965
		44,296,752
Transportation–0.14%
Union Pacific
2.15% 2/5/27	730,000	757,081
2.40% 2/5/30	690,000	712,261
3.75% 7/15/25	380,000	421,043
3.75% 2/5/70	900,000	992,039
3.84% 3/20/60	360,000	409,859
		3,292,283
Total Corporate Bonds (Cost $763,872,741)		817,882,102
NON-AGENCY ASSET-BACKED SECURITIES–6.83%
•AGL CLO Series 2020-6A A1 2.14% (LIBOR03M + 1.95%) 7/20/31	1,450,000	1,450,394
•AGL Core CLO 8 Series 2020-8A A1 1.69% (LIBOR03M + 1.50%) 10/20/31	1,290,000	1,291,797
•AMMC CLO
Series 2013-12A AR 1.36% (LIBOR03M + 1.20%) 11/10/30	1,500,000	1,500,000
Series 2020-23A A1L 1.59% (LIBOR03M + 1.40%) 10/17/31	350,000	350,244
Applebee's Funding/ IHOP Funding Series 2019-1A A2I 4.19% 6/7/49	3,126,375	3,204,316
•Ares Cloares 1.24% (LIBOR03M + 1.08%) 4/15/34	2,850,000	2,851,508
Avis Budget Rental Car Funding AESOP
Series 2020-1A A 2.33% 8/20/26	2,040,000	2,125,963
Series 2021-1A A 1.38% 8/20/27	4,300,000	4,293,212
•Bain Capital Credit Series 2020-1A A1 1.38% (LIBOR03M + 1.19%) 4/18/33	500,000	500,160
•Balboa Bay Loan Funding Series 2020-1A A 1.54% (LIBOR03M + 1.35%) 1/20/32	2,780,000	2,781,245
•Basswood Park Series 2021-1A A 1.21% (LIBOR03M + 1.00%) 4/20/34	2,000,000	1,999,984
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
=Blackbird Capital Aircraft Series 2021-1A A 2.44% 7/15/46	1,220,000	$ 1,219,963
•BlueMountain CLO XXII Series 2018-22A A1 1.26% (LIBOR03M + 1.08%) 7/15/31	1,000,000	997,953
•BlueMountain CLO XXX Series 2020-30A A 1.57% (LIBOR03M + 1.39%) 1/15/33	1,700,000	1,701,799
•Carlyle Global Market Strategies CLO
Series 2014-3RA A1A 1.23% (LIBOR03M + 1.05%) 7/27/31	1,071,179	1,071,284
Series 2015-4A A1R 1.53% (LIBOR03M + 1.34%) 7/20/32	1,750,000	1,750,082
•Catskill Park CLO Series 2017-1A A2 1.89% (LIBOR03M + 1.70%) 4/20/29	1,500,000	1,500,034
•Cayuga Park Series 2020-1A AR 2.12% (LIBOR03M + 1.12%) 7/17/34	2,590,000	2,590,000
•CBAM Series 2017-1A A1 1.44% (LIBOR03M + 1.25%) 7/20/30	4,000,000	4,000,456
•Cerberus Loan Funding XXVIII Series 2020-1A A 2.03% (LIBOR03M + 1.85%) 10/15/31	810,000	811,293
•Columbia Cent CLO Series 2020-29A A1N 1.89% (LIBOR03M + 1.70%) 7/20/31	1,030,000	1,034,035
•CWHEQ Revolving Home Equity Loan Trust Series 2006-I 2A 0.21% (LIBOR01M + 0.14%) 1/15/37	1,221,092	1,177,725
•Denali Capital CLO Series 2013-1A A1LR 1.23% (LIBOR03M + 1.05%) 10/26/27	1,414,297	1,414,355
•Dryden 75 CLO Series 2019-75A AR2 1.24% (LIBOR03M + 1.04%) 4/15/34	1,410,000	1,411,022
•Dryden Senior Loan Fund Series 2021-87A A1 2.10% (LIBOR03M + 1.10%) 5/20/34	4,610,000	4,619,257
•Dryden XXV Senior Loan Fund Series 2012-25A ARR 1.08% (LIBOR03M + 0.90%) 10/15/27	1,102,712	1,102,743

LVIP Western Asset Core Bond Fund–16

LVIP Western Asset Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•EFS Volunteer No. 2 Series 2012-1 A2 1.44% (LIBOR01M + 1.35%) 3/25/36	3,230,511	$ 3,305,387
Fannie Mae Grantor Trust 2017-T1 A 2.90% 6/25/27	239,059	259,781
Ford Credit Floorplan Master Owner Trust A 4.06% 11/15/30	3,030,000	3,483,455
•Grippen Park CLO Series 2017-1A A 1.45% (LIBOR03M + 1.26%) 1/20/30	2,000,000	2,000,816
•Halcyon Loan Advisors Funding Series 2015-2A AR 1.26% (LIBOR03M + 1.08%) 7/25/27	277,557	277,628
•Halsey Point CLO I Series 2019-1A A1A1 1.54% (LIBOR03M + 1.35%) 1/20/33	570,000	570,481
•HalseyPoint CLO 3 Series 2020-3A A1A 1.64% (LIBOR03M + 1.45%) 11/30/32	800,000	803,058
Hardee's Funding Series 2021-1A A2 2.87% 6/20/51	3,030,000	3,035,370
Hertz Vehicle Financing III Series 2021-2A C 2.52% 12/27/27	2,420,000	2,416,543
•HGI CRE Series 2021-FL1 A 1.12% (LIBOR01M + 1.05%) 6/16/36	3,530,000	3,531,109
Hildene Community Funding CDO Series 2015-1A AR 3.25% 11/1/35	1,040,000	1,046,442
•KKR CLO
Series 16 A2R 1.99% (LIBOR03M + 1.80%) 1/20/29	820,000	820,083
Series 18 A 1.46% (LIBOR03M + 1.27%) 7/18/30	3,000,000	3,000,342
Series 32A A1 1.50% (LIBOR03M + 1.32%) 1/15/32	1,100,000	1,101,042
•LCM XVIII Series 19A AR 1.42% (LIBOR03M + 1.24%) 7/15/27	331,459	331,506
•Magnetite XIV-R Series 2015-14RA A2 1.31% (LIBOR03M + 1.12%) 10/18/31	3,170,000	3,171,366
•Midocean Credit CLO VII Series 2017-7A BR 1.78% (LIBOR03M + 1.60%) 7/15/29	1,750,000	1,749,995
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Myers Park CLO B1 1.79% (LIBOR03M + 1.60%) 10/20/30	1,020,000	$ 1,020,069
•Navient Private Education Loan Trust Series 2014-AA A3 1.67% (LIBOR01M + 1.60%) 10/15/31	3,020,000	3,070,833
Navient Private Education Refi Loan Trust Series 2020-A A2A 2.46% 11/15/68	2,060,000	2,127,362
•Navient Student Loan Trust Series 2016-3A A3 1.44% (LIBOR01M + 1.35%) 6/25/65	2,499,384	2,555,511
NP SPE X Series 2021-1A A1 2.23% 3/19/51	2,240,000	2,248,148
•Ocean Trails CLO IX Series 2020-9A A1 2.05% (LIBOR03M + 1.87%) 10/15/29	3,260,000	3,264,137
•Octagon Investment Partners 45
Series 2018-1A A1A 1.25% (LIBOR03M + 1.06%) 1/20/31	2,950,000	2,947,377
Series 2019-1A A 1.51% (LIBOR03M + 1.33%) 10/15/32	1,500,000	1,502,956
•Octagon Investment Partners XXI Series 2014-1A AAR3 1.15% (LIBOR03M + 1.00%) 2/14/31	1,580,000	1,580,100
•OHA Credit Funding 7 Series 2020-7A A 1.44% (LIBOR03M + 1.25%) 10/19/32	870,000	870,345
•OHA Loan Funding Series 2013-2A AR 1.19% (LIBOR03M + 1.04%) 5/23/31	2,040,000	2,038,013
•Owl Rock CLO Series 2020-3A A1L 1.99% (LIBOR03M + 1.80%) 4/20/32	2,010,000	2,016,342
•Parallel Series 2020-1A A1 2.01% (LIBOR03M + 1.83%) 7/20/31	1,500,000	1,500,000
•Point Au Roche Park Clo,Parpk 2021 1A A 144A 1.21% (LIBOR03M + 1.08%) 7/20/34	3,750,000	3,757,530
•Recette Series 2015-1A ARR 1.27% (LIBOR03M + 1.08%) 4/20/34	960,000	960,860
SBA Small Business Investment Companies
Series 2018-10B 1 3.55% 9/10/28	938,275	1,014,051
Series 2019-10A 1 3.11% 3/10/29	1,164,482	1,245,989

LVIP Western Asset Core Bond Fund–17

LVIP Western Asset Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Seven Sticks CLO Series 2016-1A A1R 1.23% (LIBOR03M + 1.05%) 7/15/28	559,440	$ 559,465
•Silver Rock CLO Series 2020-1A A 1.84% (LIBOR03M + 1.65%) 10/20/31	2,680,000	2,727,278
•SLC Student Loan Trust Series 2008-1 A4A 1.72% (LIBOR03M + 1.60%) 12/15/32	2,853,127	2,926,362
•SLM Private Credit Student Loan Trust
Series 2005-B A4 0.45% (LIBOR03M + 0.33%) 6/15/39	1,386,612	1,349,490
Series 2006-A A5 0.41% (LIBOR03M + 0.29%) 6/15/39	1,165,964	1,132,429
•SLM Student Loan Trust Series 2004-3A A6A 0.73% (LIBOR03M + 0.55%) 10/25/64	4,320,999	4,342,769
SMB Private Education Loan Trust
Series 2021-C APT1 1.39% 1/15/53	4,820,000	4,803,802
Series 2021-C B 2.30% 1/15/53	1,210,000	1,206,212
•Structured Asset Securities Mortgage Loan Trust Series 2006-GEL3 A3 0.69% (LIBOR01M + 0.60%) 7/25/36	459,085	458,605
•TCI-Symphony CLO Series 2016-1A BR 1.84% (LIBOR03M + 1.65%) 10/13/29	2,000,000	2,000,038
•Towd Point Mortgage Trust
Series 2015-6 A1B 2.75% 4/25/55	528,702	530,821
Series 2016-1 A1B 2.75% 2/25/55	24,573	24,613
Series 2016-2 A1 3.00% 8/25/55	65,568	66,210
Series 2016-3 B1 4.09% 4/25/56	1,120,000	1,196,163
Series 2017-4 A1 2.75% 6/25/57	1,011,478	1,039,990
Series 2017-6 M1 3.25% 10/25/57	2,110,000	2,223,088
•Tralee CLO V Series 2018-5A B 1.89% (LIBOR03M + 1.70%) 10/20/28	1,200,000	1,197,713
•Tralee CLO VI Series 2019-6A AS 1.48% (LIBOR03M + 1.30%) 10/25/32	1,980,000	1,979,673
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
TRP - TRIP Rail Master Funding Series 2021-2 A 2.15% 6/19/51	2,410,000	$ 2,414,599
United States Small Business Administration
Series 2019-20D 1 2.98% 4/1/39	373,990	405,174
Series 2019-25G 1 2.69% 7/1/44	624,373	671,104
•Venture 32 CLO Series 2018-32A A2A 1.26% (LIBOR03M + 1.07%) 7/18/31	1,750,000	1,748,224
•Voya Series 2018-4A A1AR 1.22% (LIBOR03M + 1.04%) 1/15/32	4,000,000	4,000,064
•Voya CLO
Series 2016-3A A1R 1.38% (LIBOR03M + 1.19%) 10/18/31	750,000	750,247
Series 2017-3A A1R 1.23% (LIBOR03M + 1.04%) 4/20/34	1,530,000	1,528,170
Series 2018-3A A1A 1.33% (LIBOR03M + 1.15%) 10/15/31	3,080,000	3,080,400
Wendy's Funding Series 2021-1A A2I 2.37% 6/15/51	4,830,000	4,814,643
•Whitebox CLO II Series 2020-2A A1 1.93% (LIBOR03M + 1.75%) 10/24/31	1,990,000	1,994,418
•Zais CLO Series 2019-13A A1A 1.67% (LIBOR03M + 1.49%) 7/15/32	980,000	981,534
Total Non-Agency Asset-Backed Securities (Cost $163,994,707)		165,528,149
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–3.38%
•Adjustable Rate Mortgage Trust Series 2005-9 5A1 0.63% (LIBOR01M + 0.54%) 11/25/35	1,113,723	1,092,693
CSMC Trust
•Series 2018-J1 A2 3.50% 2/25/48	6,895,701	7,042,373
φSeries 2019-NQM1 A3 3.06% 10/25/59	4,173,985	4,233,563
•Series 2021-AFC1 A1 0.83% 3/25/56	1,743,669	1,746,405
•Series 2021-AFC1 A3 1.17% 3/25/56	2,363,004	2,357,176
•Series 2021-NQM3 A3 1.63% 4/25/66	4,650,164	4,639,681
•Series 2021-RPL2 A1 2.00% 1/25/60	1,024,657	1,048,301

LVIP Western Asset Core Bond Fund–18

LVIP Western Asset Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•Ellington Financial Mortgage Trust Series 2021-2 A1 0.93% 6/25/66	1,790,000	$ 1,791,291
•Galton Funding Mortgage Trust Series 2017-1 A22 3.00% 7/25/56	400,724	405,348
φGCAT Trust Series 2020-NQM1 A3 2.55% 1/25/60	5,010,338	5,066,935
*GNMA
Series 2020-181 WI 2.00% 12/20/50	4,576,558	512,770
Series 2021-29 TI 2.50% 2/20/51	1,984,332	364,758
•Impac CMB Trust Series 2007-A A 0.59% (LIBOR01M + 0.50%) 5/25/37	2,194,879	2,153,626
•JP Morgan Mortgage Trust
Series 2017-5 A2 3.09% 10/26/48	4,294,629	4,422,982
Series 2018-4 A1 3.50% 10/25/48	811,288	824,905
•Merrill Lynch Mortgage Investors Trust Series 2005-A8 A3A3 0.83% (LIBOR01M + 0.74%) 8/25/36	654,636	652,003
=•MSG III Securitization Trust Series 2021-1 A 0.84% (LIBOR01M + 0.75%) 6/25/54	4,820,000	4,819,277
•New Residential Mortgage Loan Trust
Series 2014-2A A3 3.75% 5/25/54	1,154,117	1,229,975
Series 2015-1A A3 3.75% 5/28/52	562,041	598,068
Series 2015-2A A1 3.75% 8/25/55	4,433,338	4,713,792
Series 2015-2A A2 3.75% 8/25/55	2,523,944	2,683,610
Series 2016-3A A1B 3.25% 9/25/56	1,381,759	1,452,874
Series 2016-3A B1 4.00% 9/25/56	4,288,417	4,642,955
Series 2016-4A B2 4.75% 11/25/56	2,089,799	2,327,932
Series 2017-1A A1 4.00% 2/25/57	3,640,276	3,912,575
Series 2017-2A B2 4.75% 3/25/57	2,275,826	2,492,554
Series 2017-4A A1 4.00% 5/25/57	3,565,003	3,851,061
Series 2017-6A A1 4.00% 8/27/57	7,340,071	7,855,550
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•Onslow Bay Mortgage Loan Trust Series 2021-NQM2 A1 1.10% 5/25/61	1,200,000	$ 1,199,828
♦•WaMu Mortgage Pass Through Certificates Series 2005-AR13 A1A1 0.67% (LIBOR01M + 0.58%) 10/25/45	1,677,635	1,659,426
Total Non-Agency Collateralized Mortgage Obligations (Cost $80,168,395)		81,794,287
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–4.20%
•BANK Series 2018-BN14 C 4.75% 9/15/60	2,160,000	2,358,553
•BX Commercial Mortgage Trust Series 2020-FOX A 1.07% (LIBOR01M + 1.00%) 11/15/32	3,300,902	3,311,215
BX Trust
Series 2019-OC11 A 3.20% 12/9/41	1,140,000	1,227,877
•Series 2021-SOAR A 0.77% (LIBOR01M + 0.67%) 6/15/38	1,690,000	1,690,834
CD Mortgage Trust Series 2016-CD1 A4 2.72% 8/10/49	2,560,000	2,718,009
•CHT-COSMO Mortgage Trust Series 2017-CSMO A 1.00% (LIBOR01M + 0.93%) 11/15/36	730,000	730,686
Citigroup Commercial Mortgage Trust
*•Series 2013-GC11 XA 1.51% 4/10/46	10,666,872	201,012
Series 2014-GC25 A4 3.64% 10/10/47	889,000	960,569
Series 2016-P3 A4 3.33% 4/15/49	758,000	820,046
•Cold Storage Trust Series 2020-ICE5 A 0.97% (LIBOR01M + 0.90%) 11/15/37	6,310,799	6,326,587
COMM Mortgage Trust
Series 2013-CR6 AM 3.15% 3/10/46	775,000	797,067
Series 2014-CR16 A4 4.05% 4/10/47	774,000	835,849
Series 2014-CR20 A4 3.59% 11/10/47	402,000	432,930
Series 2014-CR20 AM 3.94% 11/10/47	1,580,000	1,702,620
Series 2015-CR23 A4 3.50% 5/10/48	418,000	453,732

LVIP Western Asset Core Bond Fund–19

LVIP Western Asset Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
•Credit Suisse Commercial Mortgage Securities Series 2019-SKLZ A 1.32% (LIBOR01M + 1.25%) 1/15/34	4,280,000	$ 4,283,077
CSMC Series 2014-USA B 4.18% 9/15/37	7,380,000	7,526,802
DB-JPM Mortgage Trust Series 2016-C1 A4 3.28% 5/10/49	925,000	996,492
GS Mortgage Securities Trust
•Series 2010-C1 C 5.64% 8/10/43	437,000	419,761
•Series 2013-PEMB A 3.67% 3/5/33	5,000,000	5,076,097
Series 2015-GC32 A4 3.76% 7/10/48	512,000	562,332
•GS Mortgage SecuritiesII Series 2021-ROSS A 1.22% (LIBOR01M + 1.15%) 5/15/26	3,900,000	3,900,169
•JP Morgan Chase Commercial Mortgage Securities Trust Series 2020-MKST D 1.57% (LIBOR01M + 1.50%) 12/15/36	5,130,000	4,938,479
JPM-BB Commercial Mortgage Securities Trust Series 2015-C33 A4 3.77% 12/15/48	1,795,000	1,979,734
JPM-DB Commercial Mortgage Securities Trust Series 2016-C2 A4 3.14% 6/15/49	1,704,000	1,824,682
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-LC11 B 3.50% 4/15/46	686,000	698,899
Series 2015-JP1 A5 3.91% 1/15/49	1,298,000	1,438,840
•KNDL Mortgage Trust Series 2019-KNSQ A 0.87% (LIBOR01M + 0.80%) 5/15/36	4,450,000	4,452,784
•MHC Trust Series 2021-MHC2 A 0.92% (LIBOR01M + 0.85%) 5/15/23	1,210,000	1,212,265
Morgan Stanley Bank of America Merrill Lynch Trust
•Series 2013-C7 C 4.26% 2/15/46	3,000,000	2,902,312
Series 2014-C17 A5 3.74% 8/15/47	717,000	770,587
Series 2015-C23 A4 3.72% 7/15/50	1,618,000	1,773,327
Series 2015-C26 A5 3.53% 10/15/48	1,271,800	1,382,569
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Bank of America Merrill Lynch Trust (continued)
Series 2016-C29 A4 3.33% 5/15/49	710,000	$ 764,903
•Morgan Stanley Capital I Trust Series 2019-BPR A 1.47% (LIBOR01M + 1.40%) 5/15/36	3,460,000	3,369,484
Natixis Commercial Mortgage Securities Trust
A 3.05% 8/15/36	7,150,000	7,272,261
*• XA 1.50% 8/15/36	32,225,000	1,146,553
VLS Commercial Mortgage Trust Series 2020-LAB A 2.13% 10/10/42	2,010,000	2,017,035
VNDO Trust Series 2016-350P A 3.81% 1/10/35	1,080,000	1,191,989
Wells Fargo Commercial Mortgage Trust
Series 2012-LC5 B 4.14% 10/15/45	474,000	485,943
Series 2015-C26 AS 3.58% 2/15/48	7,640,000	8,102,048
*•Series 2016-BNK1 XA 1.87% 8/15/49	17,002,088	1,263,748
*•Series 2016-C36 XA 1.40% 11/15/59	38,891,477	2,105,911
•WFRBS Commercial Mortgage Trust Series 2014-C20 C 4.51% 5/15/47	3,603,000	3,342,083
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $101,863,377)		101,768,752
REGIONAL BONDS–0.14%
Canada—0.14%
Province of British Columbia Canada 2.25% 6/2/26	1,445,000	1,531,325
Province of Manitoba Canada 2.13% 6/22/26	872,000	915,435
Province of Quebec Canada 2.50% 4/20/26	959,000	1,027,041
		3,473,801
Total Regional Bonds (Cost $3,317,685)		3,473,801
ΔSOVEREIGN BONDS–4.86%
Chile—0.33%
Chile Government International Bond
3.10% 5/7/41	3,050,000	3,053,050
3.10% 1/22/61	5,020,000	4,802,433
		7,855,483
Colombia—0.43%
Colombia Government International Bond
3.13% 4/15/31	1,190,000	1,164,463
3.88% 4/25/27	1,740,000	1,847,584
5.00% 6/15/45	2,740,000	2,910,428

LVIP Western Asset Core Bond Fund–20

LVIP Western Asset Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Colombia (continued)
Colombia Government International Bond (continued)
5.20% 5/15/49	890,000	$ 974,799
5.63% 2/26/44	3,190,000	3,612,037
		10,509,311
India—0.06%
Export-Import Bank of India 3.38% 8/5/26	1,300,000	1,384,614
		1,384,614
Indonesia—0.51%
Indonesia Government International Bond
3.70% 10/30/49	2,060,000	2,159,315
3.85% 7/18/27	2,110,000	2,350,246
4.63% 4/15/43	950,000	1,098,631
5.13% 1/15/45	5,370,000	6,641,237
		12,249,429
Israel—0.23%
State of Israel
2.75% 7/3/30	2,620,000	2,796,614
3.38% 1/15/50	930,000	993,482
3.80% 5/13/60	1,600,000	1,821,245
		5,611,341
Kazakhstan—0.17%
Kazakhstan Government International Bond 4.88% 10/14/44	3,240,000	4,064,580
		4,064,580
Kuwait—0.15%
Kuwait International Government Bond 3.50% 3/20/27	3,160,000	3,523,084
		3,523,084
Mexico—0.25%
Mexico Government International Bond
4.00% 10/2/23	1,352,000	1,462,972
4.75% 3/8/44	4,230,000	4,668,651
		6,131,623
Panama—0.46%
Panama Government International Bond
4.30% 4/29/53	1,540,000	1,705,904
4.50% 5/15/47	4,680,000	5,317,650
4.50% 4/1/56	1,050,000	1,186,752
6.70% 1/26/36	2,230,000	3,024,995
		11,235,301
Peru—0.34%
Peruvian Government International Bond
3.30% 3/11/41	2,340,000	2,360,990
5.63% 11/18/50	2,450,000	3,368,481
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Peru (continued)
Peruvian Government International Bond (continued)
6.55% 3/14/37	1,840,000	$ 2,532,318
		8,261,789
Poland—0.18%
Republic of Poland Government International Bond 4.00% 1/22/24	4,060,000	4,418,758
		4,418,758
Qatar—0.49%
Qatar Government International Bond
3.25% 6/2/26	270,000	295,461
3.88% 4/23/23	3,210,000	3,407,428
4.00% 3/14/29	1,600,000	1,841,216
4.82% 3/14/49	4,940,000	6,354,075
		11,898,180
Russia—0.44%
Russian Foreign Bond - Eurobond
5.63% 4/4/42	6,400,000	8,216,000
5.88% 9/16/43	1,800,000	2,400,793
		10,616,793
Saudi Arabia—0.03%
Saudi Government International Bond 2.88% 3/4/23	640,000	663,808
		663,808
United Arab Emirates—0.45%
Abu Dhabi Government International Bond
2.50% 10/11/22	5,320,000	5,466,300
3.13% 9/30/49	3,490,000	3,555,961
3.88% 4/16/50	1,650,000	1,899,562
		10,921,823
Uruguay—0.34%
Uruguay Government International Bond
4.38% 1/23/31	2,500,000	2,908,775
5.10% 6/18/50	4,130,000	5,403,816
		8,312,591
Total Sovereign Bonds (Cost $109,320,701)		117,658,508
U.S. TREASURY OBLIGATIONS–23.57%
U.S. Treasury Bonds
1.13% 8/15/40	11,900,000	10,237,719
1.25% 5/15/50	85,550,000	69,853,580
1.38% 11/15/40	9,280,000	8,336,050
1.38% 8/15/50	50,140,000	42,268,412
1.63% 11/15/50	18,610,000	16,714,106
1.88% 2/15/41	6,940,000	6,793,609
1.88% 2/15/51	42,480,000	40,541,850

LVIP Western Asset Core Bond Fund–21

LVIP Western Asset Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Bonds (continued)
2.00% 2/15/50	15,290,000	$ 15,021,231
2.25% 5/15/41	80,000	83,237
2.25% 8/15/49	1,850,000	1,916,484
2.38% 5/15/51	10,420,000	11,124,978
U.S. Treasury Inflation Index
0.75% 2/15/42	4,312,307	5,250,010
1.38% 2/15/44	1,809,969	2,496,367
2.13% 2/15/40	8,276,041	12,331,948
2.13% 2/15/41	926,329	1,395,331
U.S. Treasury Notes
0.25% 11/15/23	200,000	199,664
0.25% 5/31/25	72,790,000	71,567,355
0.25% 6/30/25	850,000	834,926
0.25% 9/30/25	180,000	176,210
0.25% 10/31/25	560,000	547,509
0.38% 4/30/25	460,000	455,059
0.38% 11/30/25	70,000	68,739
0.38% 12/31/25	510,000	500,338
0.63% 11/30/27	17,130,000	16,581,305
0.63% 12/31/27	17,540,000	16,956,932
0.63% 5/15/30	1,360,000	1,271,228
0.75% 4/30/26	23,550,000	23,430,410
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
0.75% 1/31/28	32,840,000	$ 31,971,536
0.88% 6/30/26	70,360,000	70,327,019
1.25% 3/31/28	16,050,000	16,113,322
1.25% 4/30/28	23,390,000	23,463,094
1.25% 5/31/28	19,690,000	19,739,225
1.25% 6/30/28	17,830,000	17,857,859
1.63% 5/15/31	14,170,000	14,386,978
Total U.S. Treasury Obligations (Cost $592,210,164)		570,813,620

	Number of Shares
MONEY MARKET FUND–6.98%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.03%)	168,979,876	168,979,876
Total Money Market Fund (Cost $168,979,876)		168,979,876

TOTAL INVESTMENTS–105.50% (Cost $2,507,134,480)	2,555,089,720

Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN –(0.01)%

Centrally Cleared–(0.01)%

Call Options Written–(0.01)%
US 10YR FUT OPTN AUG21C 132.5 EXP 07/23/2021 Strike price $132.50, expiration date 7/23/21, notional amount $47,037,500	(355)	(188,594)
Put Option Written–(0.00)%
US BOND FUTR OPTN AUG21P 158 EXP 07/23/2021 Strike price $158.00, expiration date 7/23/21, notional amount $14,536,000	(92)	(34,500)
Total Options Written (Premium received $(288,430))		(223,094)

★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(5.49%)	(133,085,607)
NET ASSETS APPLICABLE TO 228,561,636 SHARES OUTSTANDING–100.00%	$2,421,781,019
NET ASSET VALUE PER SHARE–LVIP WESTERN ASSET CORE BOND FUND STANDARD CLASS ($1,954,126,802 / 184,333,685 Shares)	$10.601
NET ASSET VALUE PER SHARE–LVIP WESTERN ASSET CORE BOND FUND SERVICE CLASS ($467,654,217 / 44,227,951 Shares)	$10.574
COMPONENTS OF NET ASSETS AT JUNE 30, 2021:
Shares of beneficial interest (unlimited authorization–no par)	$2,305,839,983
Distributable earnings/(accumulated loss)	115,941,036
TOTAL NET ASSETS	$2,421,781,019

LVIP Western Asset Core Bond Fund–22

LVIP Western Asset Core Bond Fund
Statement of Net Assets (continued)

° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
* Interest only security. An interest only security is the interest only portion of a fixed income security which is sold separately from the principal portion of the security.
♦ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2021. Rate will reset at a future date.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements."
φ Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at June 30, 2021.
Δ Securities have been classified by country of origin.
★ Includes $1,592,967 cash collateral held at broker for futures contracts, $14,087,621 cash collateral held at brokers for centrally cleared swap contracts, $454,164 variation margin due from broker on futures contracts, $201,361,062 payable for securities purchased, $636,650 payable for fund shares redeemed, $2,105,514 variation margin due to brokers on centrally cleared swap contracts, $122,582 other accrued expenses payable and $1,020,428 due to manager and affiliates as of June 30, 2021.

The following futures contracts and swap contracts were outstanding at June 30, 2021:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Interest Rate Contracts:
2,597	90 Day IMM Eurodollar	$ 641,945,938	$ 642,205,071	12/18/23	$ —	$ (259,133)
(235)	90 Day IMM Eurodollar	(57,713,063)	(57,575,537)	12/15/25	—	(137,526)
910	U.S. Treasury 10 yr Notes	120,575,000	120,417,719	9/21/21	157,281	—
1	U.S. Treasury 2 yr Notes	220,320	220,291	9/30/21	29	—
4,091	U.S. Treasury 5 yr Notes	504,950,854	506,074,286	9/30/21	—	(1,123,432)
(2,614)	U.S. Treasury Bonds	(652,160,325)	(651,340,621)	12/13/21	—	(819,704)
(1,060)	U.S. Treasury Long Bonds	(170,395,000)	(165,548,075)	9/21/21	—	(4,846,925)
546	U.S. Treasury Ultra Bonds	105,207,375	100,729,743	9/21/21	4,477,632	—
Total Futures Contracts					$4,634,942	$(7,186,720)
Swap Contract1
Credit Default Swap (CDS) Contracts
Reference Obligation/ Payment Frequency	Notional Amount[3]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[2]	Unrealized Depreciation[2]
Centrally Cleared/
Protection Sold
CDX.NA.IG.36- Quarterly[4]	402,189,000	(1.00%)	6/20/26	$10,309,950	$8,468,607	$1,841,343	$—
LVIP Western Asset Core Bond Fund–23

LVIP Western Asset Core Bond Fund
Statement of Net Assets (continued)
Interest Rate Swap (IRS) Contracts
Reference Obligation/ Payment Frequency (Fixed Rate/Floating Rate)	Notional Amount[3]	Fixed Interest Rate Paid (Received)	Floating Interest Rate Paid (Received)	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[2]	Unrealized Depreciation[2]
Centrally Cleared:
10 yr IRS-Semiannual/Quarterly	50,500,000	0.71%	(0.16%) [5]	5/20/30	$2,714,645	$(182,690)	$2,897,335	$—
25 yr IRS-Annual	10,300,000	0.56%	(0.08%) [6]	7/20/45	1,946,214	270,112	1,676,102	—
25 yr IRS-Annual	14,350,000	0.74%	(0.05%) [6]	8/19/45	2,096,490	—	2,096,490	—
25 yr IRS-Semiannual/Quarterly	6,046,000	0.80%	(0.16%) [5]	11/15/45	1,174,238	33,940	1,140,297	—
27 yr IRS-Semiannual/Quarterly	32,199,000	1.00%	(0.16%) [5]	2/15/47	5,060,997	378,042	4,682,955	—
27 yr IRS-Semiannual/Quarterly	6,306,000	1.20%	(0.16%) [5]	2/15/47	713,947	33,877	680,070	—
27 yr IRS-Semiannual/Quarterly	3,077,000	1.23%	(0.16%) [5]	2/15/47	331,459	2,734	328,726	—
27 yr IRS-Semiannual/Quarterly	5,518,000	1.60%	(0.16%) [5]	2/15/47	150,582	29,744	120,838	—
27 yr IRS-Semiannual/Quarterly	21,695,000	2.00%	(0.15%) [5]	2/15/47	(1,202,602)	(16,946)	—	(1,185,656)
30 yr IRS-Semiannual/Quarterly	3,367,000	1.20%	(0.20%) [5]	10/7/50	435,810	(1,437)	437,247	—
5 yr IRS-Semiannual/Quarterly	122,624,000	1.10%	(0.16%) [5]	12/18/25	(542,476)	—	—	(542,476)
7 yr IRS-Annual	62,071,000	0.26%	(0.10%) [7]	5/15/27	2,203,457	(177,974)	2,381,431	—
7 yr IRS-Semiannual/Quarterly	20,990,000	0.45%	(0.16%) [5]	5/15/27	740,921	(39,062)	779,983	—
7 yr IRS-Semiannual/Quarterly	28,844,000	0.78%	(0.16%) [5]	11/15/27	604,383	67,547	536,836	—
8 yr IRS-Semiannual/Quarterly	67,197,000	1.25%	(0.15%) [5]	2/15/28	(413,290)	86,098	—	(499,388)
8 yr IRS-Semiannual/Quarterly	50,243,000	1.35%	(0.15%) [5]	2/15/28	(634,472)	(118,862)	—	(515,610)
27 yr IRS-Annual	9,371,000	1.73%	(0.10%) [7]	2/15/47	(401,825)	—	—	(401,825)
Total IRS Contracts						$365,123	$17,758,310	$(3,144,955)
The use of futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures and centrally cleared swap contracts from the date the contracts were opened through June 30, 2021.
[3] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.
[4] Markit’s North America Investment Grade Index, or CDX.NA.IG Index, is composed of 125 of the most liquid North American entities with investment grade credit ratings that trade in the CDS market. Constituents for the index can be found at www.markit.com/Documentation.
[5] Rate resets based on LIBOR03M.
[6] Rate resets based on SOFR01-Secured Overnight Financing Rate.
[7] Rate resets based on FEDLO1–Federal Funds Rate.

Summary of Abbreviations:
BB–Barclays Bank
BNP–BNP Paribas
CLO–Collateralized Loan Obligation
DB–Deutsche Bank
GNMA–Government National Mortgage Association
GS–Goldman Sachs
HSBC–Hong Kong and Shanghai Banking Corporation
IMM–International Monetary Market
IRS–Interest Rate Swap
JPM–JPMorgan
JPM-BB–JPMorgan Barclays Bank
JPM-DB–JPMorgan Deutsche Bank
LIBOR01M–Intercontinental Exchange London Interbank Offered Rate USD 1 Month
LIBOR03M–Intercontinental Exchange London Interbank Offered Rate USD 3 Month
LNG–Liquefied Natural Gas
PC–Participation Certificate
REMICs–Real Estate Mortgage Investment Conduits
S.F.–Single Family
LVIP Western Asset Core Bond Fund–24

LVIP Western Asset Core Bond Fund
Statement of Net Assets (continued)
Summary of Abbreviations: (continued)
SOFR30A–Secured Overnight Financing Rate 30 Days Average
TBA–To be announced
USD–United States Dollar
WFRBS–Wells Fargo Royal Bank of Scotland
yr–Year
See accompanying notes, which are an integral part of the financial statements.
LVIP Western Asset Core Bond Fund–25

LVIP Western Asset Core Bond Fund
Statement of Operations
Six Months Ended June 30, 2021 (unaudited)
INVESTMENT INCOME:
Interest	$ 24,506,126
Foreign taxes withheld	(567)
24,505,559
EXPENSES:
Management fees	5,045,943
Distribution fees-Service Class	540,638
Shareholder servicing fees	335,916
Accounting and administration expenses	195,564
Pricing fees	43,719
Professional fees	43,208
Reports and statements to shareholders	37,337
Custodian fees	30,263
Trustees’ fees and expenses	25,056
Consulting fees	1,771
Other	17,837
Total operating expenses	6,317,252
NET INVESTMENT INCOME	18,188,307
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	6,724,149
Futures contracts	(6,708,773)
Options purchased	(415,046)
Options written	3,098,894
Swap contracts	2,458,529
Net realized gain	5,157,753
Net change in unrealized appreciation (depreciation) of:
Investments	(64,994,026)
Futures contracts	(85,198)
Options purchased	9,538
Options written	(28,783)
Swap contracts	3,434,089
Net change in unrealized appreciation (depreciation)	(61,664,380)
NET REALIZED AND UNREALIZED LOSS	(56,506,627)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(38,318,320)
See accompanying notes, which are an integral part of the financial statements.
LVIP Western Asset Core Bond Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/21 (unaudited)	Year Ended 12/31/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 18,188,307	$ 41,245,320
Net realized gain	5,157,753	62,800,519
Net change in unrealized appreciation (depreciation)	(61,664,380)	60,411,833
Net increase (decrease) in net assets resulting from operations	(38,318,320)	164,457,672
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(41,390,463)
Service Class	—	(7,855,036)
	—	(49,245,499)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	227,372,584	487,351,369
Service Class	95,358,017	172,068,493
Reinvestment of dividends and distributions:
Standard Class	—	41,390,463
Service Class	—	7,855,036
	322,730,601	708,665,361
Cost of shares redeemed:
Standard Class	(110,283,552)	(506,040,080)
Service Class	(25,440,414)	(66,450,091)
	(135,723,966)	(572,490,171)
Increase in net assets derived from capital share transactions	187,006,635	136,175,190
NET INCREASE IN NET ASSETS	148,688,315	251,387,363
NET ASSETS:
Beginning of period	2,273,092,704	2,021,705,341
End of period	$2,421,781,019	$2,273,092,704
See accompanying notes, which are an integral part of the financial statements.
LVIP Western Asset Core Bond Fund–26

LVIP Western Asset Core Bond Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Western Asset Core Bond Fund Standard Class
	Six Months Ended 6/30/21[2] (unaudited)	Year Ended				7/14/16 [1] to 12/31/16
		12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$ 10.782	$ 10.116	$ 9.415	$ 9.862	$ 9.593	$ 10.000
Income (loss) from investment operations:
Net investment income[3]	0.084	0.217	0.276	0.262	0.203	0.074
Net realized and unrealized gain (loss)	(0.265)	0.692	0.710	(0.367)	0.233	(0.406)
Total from investment operations	(0.181)	0.909	0.986	(0.105)	0.436	(0.332)
Less dividends and distributions from:
Net investment income	—	(0.243)	(0.283)	(0.293)	(0.167)	(0.075)
Return of capital	—	—	(0.002)	(0.049)	—	—
Total dividends and distributions	—	(0.243)	(0.285)	(0.342)	(0.167)	(0.075)
Net asset value, end of period	$ 10.601	$ 10.782	$ 10.116	$ 9.415	$ 9.862	$ 9.593
Total return[4]	(1.68%)	9.00%	10.48%	(1.03%)	4.54%	(3.32%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,954,127	$1,868,293	$1,748,824	$1,585,597	$1,836,303	$1,166,624
Ratio of expenses to average net assets	0.50%	0.51%	0.51%	0.52%	0.51%	0.50%
Ratio of net investment income to average net assets	1.62%	2.06%	2.75%	2.71%	2.06%	1.61%
Portfolio turnover	80%	225%	159%	176%	419%	182% [5]

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Excludes the value of securities received or delivered as a result of in-kind subscriptions of the Fund's capital shares.
See accompanying notes, which are an integral part of the financial statements.
LVIP Western Asset Core Bond Fund–27

LVIP Western Asset Core Bond Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Western Asset Core Bond Fund Service Class
	Six Months Ended 6/30/21[2] (unaudited)	Year Ended				7/14/16 [1] to 12/31/16
		12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$ 10.768	$ 10.107	$ 9.413	$ 9.866	$ 9.593	$ 10.000
Income (loss) from investment operations:
Net investment income[3]	0.071	0.190	0.251	0.236	0.180	0.062
Net realized and unrealized gain (loss)	(0.265)	0.691	0.709	(0.364)	0.230	(0.406)
Total from investment operations	(0.194)	0.881	0.960	(0.128)	0.410	(0.344)
Less dividends and distributions from:
Net investment income	—	(0.220)	(0.264)	(0.279)	(0.137)	(0.063)
Return of capital	—	—	(0.002)	(0.046)	—	—
Total dividends and distributions	—	(0.220)	(0.266)	(0.325)	(0.137)	(0.063)
Net asset value, end of period	$ 10.574	$ 10.768	$ 10.107	$ 9.413	$ 9.866	$ 9.593
Total return[4]	(1.80%)	8.73%	10.21%	(1.27%)	4.27%	(3.44%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$467,654	$404,800	$272,881	$125,802	$41,613	$ 10
Ratio of expenses to average net assets	0.75%	0.76%	0.76%	0.77%	0.76%	0.75%
Ratio of net investment income to average net assets	1.37%	1.81%	2.50%	2.46%	1.81%	1.36%
Portfolio turnover	80%	225%	159%	176%	419%	182% [5]

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Excludes the value of securities received or delivered as a result of in-kind subscriptions of the Fund's capital shares.
See accompanying notes, which are an integral part of the financial statements.
LVIP Western Asset Core Bond Fund–28

LVIP Western Asset Core Bond Fund
Notes to Financial Statements
June 30, 2021 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 105 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Western Asset Core Bond Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”) and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to maximize total return, consistent with prudent investment management and liquidity needs.
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–U.S. government and agency securities are valued at the mean between their bid and ask prices, which approximates fair value.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   Futures contracts and options on futures contracts are valued at the daily quoted settlement prices.   Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value.   Other debt securities, credit default swap (“CDS”) contracts and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2021 and for all open tax years (years ended December 31, 2017-December 31, 2020), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2021, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
To Be Announced Securities (TBA)–The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund's ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual
LVIP Western Asset Core Bond Fund–29

LVIP Western Asset Core Bond Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
basis.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.45% of the first $2 billion of the Fund’s average daily net assets; and 0.35% of the Fund’s average daily net assets in excess of $2 billion.   The management fee is calculated daily and paid monthly.
Western Asset Management Company (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2021, costs for these administrative and legal services were as follows:
Administrative	$69,123
Legal	10,993
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $8,433 for the six months ended June 30, 2021.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2021, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LIAC	$859,523
Distribution fees payable to LFD	94,875
Printing and mailing fees payable to Lincoln Life	8,433
Shareholder servicing fees payable to Lincoln Life	57,597
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2021, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases other than U.S. government securities	$ 204,149,732
Purchases of U.S. government securities	1,872,259,857
Sales other than U.S. government securities	136,409,448
Sales of U.S. government securities	1,709,652,887
LVIP Western Asset Core Bond Fund–30

LVIP Western Asset Core Bond Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
At June 30, 2021, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2021, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$ 2,507,242,839
Aggregate unrealized appreciation of investments and derivatives	$ 4,148,425,768
Aggregate unrealized depreciation of investments and derivatives	(7,515,749,245)
Net unrealized depreciation of investments and derivatives	$(3,367,323,477)
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2021.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP Western Asset Core Bond Fund–31

LVIP Western Asset Core Bond Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Collateralized Mortgage Obligations	$ —	$ 18,630,416	$ —	$ 18,630,416
Agency Commercial Mortgage-Backed Securities	—	12,155,654	—	12,155,654
Agency Mortgage-Backed Securities	—	496,404,555	—	496,404,555
Corporate Bonds	—	817,882,102	—	817,882,102
Non-Agency Asset-Backed Securities	—	164,308,186	1,219,963	165,528,149
Non-Agency Collateralized Mortgage Obligations	—	76,975,010	4,819,277	81,794,287
Non-Agency Commercial Mortgage-Backed Securities	—	101,768,752	—	101,768,752
Regional Bonds	—	3,473,801	—	3,473,801
Sovereign Bonds	—	117,658,508	—	117,658,508
U.S. Treasury Obligations	—	570,813,620	—	570,813,620
Money Market Fund	168,979,876	—	—	168,979,876
Total Investments	$168,979,876	$2,380,070,604	$6,039,240	$2,555,089,720
Derivatives:

Assets:
Futures Contracts	$ 4,634,942	$ —	$—	$ 4,634,942
Swap Contracts	$ —	$19,599,653	$—	$19,599,653
Liabilities:
Futures Contracts	$(7,186,720)	$ —	$—	$ (7,186,720)
Swap Contracts	$ —	$ (3,144,955)	$—	$ (3,144,955)
Options Written	$ (223,094)	$ —	$—	$ (223,094)
During the six months ended June 30, 2021, there were no material transfers to or from Level 3 investments.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/21	12/31/20
Shares sold:
Standard Class	21,522,307	45,430,412
Service Class	9,056,970	16,272,036
Shares reinvested:
Standard Class	—	3,860,691
Service Class	—	733,567
	30,579,277	66,296,706
Shares redeemed:
Standard Class	(10,465,109)	(48,885,880)
Service Class	(2,422,850)	(6,411,392)
	(12,887,959)	(55,297,272)
Net increase	17,691,318	10,999,434
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $300,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 16, 2022.
The Fund had no amounts outstanding as of June 30, 2021, or at any time during the period then ended.
LVIP Western Asset Core Bond Fund–32

LVIP Western Asset Core Bond Fund
Notes to Financial Statements (continued)
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.   At June 30, 2021, the Fund posted $1,592,967 cash collateral for futures contracts.
During the six months ended June 30, 2021, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; to facilitate investments in portfolio securities and to reduce transaction costs.
Options Contracts–During the six months ended June 30, 2021, the Fund entered into options contracts in the normal course of pursuing its investment objective and strategies. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund's exposure to changes in securities prices caused by interest rates or market conditions and foreign currencies; as an efficient means of adjusting the Fund's overall exposure to certain markets; to protect the value of portfolio securities; to facilitate investments in portfolio securities; as a cash management tool; and to generate income. The Fund may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid at the close of the transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. When buying options, the Fund is subject to counterparty risk.
During the six months ended June 30, 2021, the Fund used options contracts to manage the Fund's exposure to changes in securities prices caused by interest rates or market conditions; to adjust the Fund's overall exposure to certain markets; to protect the value of portfolio securities; to facilitate investments in portfolio securities and to receive premiums for writing options.
Swap Contracts–The Fund enters into interest rate swap contracts and CDS contracts in the normal course of pursuing its investment objective and strategies. The Fund may use interest rate swaps to manage the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return, or to gain exposure to certain securities or markets.
Interest Rate Swaps–An interest rate swap contract is an exchange of interest rates between counterparties. An interest rate swap generally involves one party making payments based on a fixed interest rate in return for payments from a counterparty based on a variable or floating interest rate. The Fund may enter into either side of such swap contract. Interest rate swaps may be used to manage the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received payment(receipt) to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by (1) for bilateral swap contracts having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for centrally cleared swaps, trading these instruments through a central counterparty.
LVIP Western Asset Core Bond Fund–33

LVIP Western Asset Core Bond Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
During the six months ended June 30, 2021, the Fund used interest rate swap contracts to manage the Fund's sensitivity to interest rates or to hedge against changes in interest rates.
Credit Default Swaps–A CDS contract is a risk-transfer instrument through which one party (a purchaser of protection) transfers to another party (a seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the counterparty the agreed-upon value for the reference security or basket of securities. Credit events generally include, among others, bankruptcy, failure to pay and obligation default.
During the six months ended June 30, 2021, the Fund entered into CDS contracts as a seller of protection. Periodic payments (receipts) on CDS contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of a CDS contract. Initial margin and variation margin is posted to central counterparty for centrally cleared CDS basket trades, as determined by an applicable central counterparty.
As disclosed in the footnotes to the Statement of Net Assets, at June 30, 2021, the notional value of the protection sold was USD 402,189,000, which reflects the maximum potential amount the Fund would have been required to make as a seller of credit protection if a credit event had occurred. In addition to serving as the source of the current value of the securities, the quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the swap agreement has been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. At June 30, 2021, net unrealized appreciation of the protection sold was $1,841,343.
CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for centrally cleared swaps, by trading these instruments through a central counterparty.
During the six months ended June 30, 2021, the Fund used CDS contracts to gain exposure to certain securities or markets.
Swaps Generally–The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Statement of Net Assets.
At June 30, 2021, the Fund pledged $14,093,922 cash collateral with Goldman Sachs for open swap contracts.
Fair values of derivative instruments as of June 30, 2021 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Interest rate contracts)	Liabilities net of receivables and other assets	$ 4,634,942	Liabilities net of receivables and other assets	$ (7,186,720)
Options written (Interest rate contracts)	Liabilities net of receivables and other assets	—	Liabilities net of receivables and other assets	(223,094)
Swap contracts (Credit contracts)	Liabilities net of receivables and other assets	1,841,343	Liabilities net of receivables and other assets	—
Swap contracts (Interest rate contracts)	Liabilities net of receivables and other assets	17,758,310	Liabilities net of receivables and other assets	(3,144,955)
Total		$24,234,595		$(10,554,769)
LVIP Western Asset Core Bond Fund–34

LVIP Western Asset Core Bond Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2021 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Interest rate contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(6,708,773)	$ (85,198)
Options purchased (Interest rate contracts)	Net realized gain (loss) from options purchased and net change in unrealized appreciation (depreciation) of options purchased	(415,046)	9,538
Options written (Interest rate contracts)	Net realized gain (loss) from options written and net change in unrealized appreciation (depreciation) of options written	3,098,894	(28,783)
Swap contracts (Credit contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	4,781,467	(3,086,995)
Swap contracts (Interest rate contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	(2,322,938)	6,521,084
Total		$(1,566,396)	$ 3,329,646
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2021.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$1,089,090,483	$1,294,216,321
Options contracts (average value)	36,931	270,999
CDS contracts (average notional value)**	—	414,464,714
Interest rate swap contracts (average notional value)***	317,483,000	333,563,143

**Long represents buying protection and short represents selling protection.
***Long represent paying floating interest payments and short represent receiving floating interest payments.
In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.
At June 30, 2021, the Fund had no assets and liabilities subject to offsetting provisions.
7. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
LVIP Western Asset Core Bond Fund–35

LVIP Western Asset Core Bond Fund
Notes to Financial Statements (continued)
 7. Risk Factors (continued)
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.
The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s Financial Services LLC or Ba or lower by Moody’s Investor Services Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.
The Fund invests in fixed income securities whose values are derived from an underlying pool of mortgages or consumer loans. The values of these securities are sensitive to changes in economic conditions, including delinquencies and defaults, and may be adversely affected by changes in interest rates and shifts in the market’s perception of issuers. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (“CMOs”). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive, not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on a CMO’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities, even if the securities are rated in the highest rating categories.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities.   Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Recent Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) - Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying this ASU.
LVIP Western Asset Core Bond Fund–36

LVIP Western Asset Core Bond Fund
Notes to Financial Statements (continued)
10. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Western Asset Core Bond Fund–37

LVIP Western Asset Core Bond Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 8-9, 2021, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2020 through December 31, 2020. During the period covered by the report, there was one liquidity event due to an extended Taiwanese foreign holiday in February 2020 that caused the LVIP SSGA Emerging Markets Equity Index Fund to classify its Taiwanese securities as illiquid for one day, which caused the Fund to exceed the 15% limit on illiquid securities on that day. The LVIP SSGA Emerging Markets Equity Index Fund was under the 15% limitation the following business day, and there was no impact on the Fund ability to timely meet redemptions. There were no additional liquidity events that impacted the Fund or its respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP Western Asset Core Bond Fund–38

(b)	Not Applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)    Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)    Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                            Lincoln Variable Insurance Products Trust

By (Signature and Title) /s/ Jayson Bronchetti
Jayson Bronchetti, President
(principal executive officer)

Date             August 18, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Jayson Bronchetti
Jayson Bronchetti, President
(principal executive officer)

Date             August 18, 2021

By (Signature and Title) /s/ William P. Flory, Jr.
William P. Flory, Jr., Chief Accounting Officer
(principal financial officer)

Date             August 20, 2021